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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2019 to October 31, 2020

Item 1. Reports to Stockholders

2020 ANNUAL REPORT
Russell Investment Company
OCTOBER 31, 2020
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or your financial intermediary, such as your investment adviser, broker-dealer, bank, or insurance company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial intermediary, you may elect to receive shareholder reports and other Fund communications from your financial intermediary electronically. Please contact your financial intermediary for more information.
You may elect to receive all future shareholder reports in paper free of charge. If you purchase Shares of a Fund through a financial intermediary, please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports. If you hold your account directly with the Funds, please call 800-787-7354 to make this election. Your election to receive reports in paper will apply to all Russell Investment Company Funds and other funds you hold with your financial intermediary.
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Dynamic Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Commodity Strategies Fund A, C, M, S, Y
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
33 different investment portfolios
referred to as Funds. These
financial statements report on 27
of these Funds.

Page
To Our Shareholders 3
Equity Income Fund 4
Sustainable Equity Fund 24
U.S. Dynamic Equity Fund 46
U.S. Strategic Equity Fund 72
U.S. Small Cap Equity Fund 94
International Developed Markets Fund 128
Global Equity Fund 156
Emerging Markets Fund 184
Tax-Managed U.S. Large Cap Fund 214
Tax-Managed U.S. Mid & Small Cap Fund 234
Tax-Managed International Equity Fund 264
Tax-Managed Real Assets Fund 296
Opportunistic Credit Fund 320
Unconstrained Total Return Fund 378
Strategic Bond Fund 432
Investment Grade Bond Fund 494
Short Duration Bond Fund 532
Tax-Exempt High Yield Bond Fund 572
Tax-Exempt Bond Fund 630
Commodity Strategies Fund 694
Global Infrastructure Fund 730
Global Real Estate Securities Fund 754
Multi-Strategy Income Fund 778
Multi-Asset Growth Strategy Fund 840
Multifactor U.S. Equity Fund 902
Multifactor International Equity Fund 926
Multifactor Bond Fund 960
Notes to Schedules of Investments 985
Notes to Financial Highlights 987
Notes to Financial Statements 989
Report of Independent Registered Public Accounting Firm 1028
Tax Information 1030
Affiliated Brokerage Transactions 1032
Basis for Approval of Investment Advisory Contracts 1033
Liquidity Risk Management Program 1048
Shareholder Requests for Additional Information 1049
Disclosure of Information about Fund Trustees and Officers 1050
Adviser, Money Managers and Service Providers 1054
Russell Investment Company
Annual Report
October 31, 2020
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting https://
russellinvestments.com/us/funds/performance-prices.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Our primary focus has never changed: It is to improve the financial security of our investors. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best strategy for those individuals seeking to navigate the difficult world of investing. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The chaotic year of 2020, with the combination of COVID-19 and presidential elections, has made for a bumpy ride, with a dramatic return of market volatility:
For the one-year period ended October 31, 2020, despite market volatility, U.S. equities returned 9.71%, according to the S&P 500
®
Index.
*
In comparison, non-U.S. equities, as measured by the MSCI EAFE Index, provided a negative return of -6.79%
over the one-year period.
*
The volatility of 2020 made it challenging for some individuals to stick to their investment plans. It can be quite tempting to get distracted and try to move to those areas that have been working, abandoning those that have not. But if this year has taught us any lesson, it is that we believe those who stick to their long-term investment plans are consistently rewarded.
As a forward-looking firm, we maintain our focus and look to position our funds for the year ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We continue to believe in diversifying globally. We prefer non-U.S. equities to U.S. equities. We expect the post-
vaccine economic recovery to favor undervalued cyclical value stocks over expensive technology and growth stocks.
We like the value in emerging markets (EM) equities. We believe China’s early exit from the lockdown and stimulus measures will likely benefit EM more broadly, as should the recovery in global demand and a weaker U.S. dollar.
We believe that vaccine prospects are likely to make 2021 a year of global economic recovery. While markets have priced in a fair amount of the good news, more gains seem possible as corporate profits rebound and central banks remain on hold.
With the world in the early post-recession recovery phase of the business cycle, our medium-term outlook for economies and corporate earnings is positive. We believe that 2021 will feature an extended period of low-inflation, low-interest rate growth that favors equities over bonds.
Let me reiterate that at Russell Investments, our stated purpose is to improve people’s financial security. We have a long heritage of providing solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund.
There is nothing we value more than the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Peter Gunning
Global Chief Investment Officer, Russell Investments
* Source: S&P and MSCI. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 developed markets countries around the world, excluding the US and Canada.

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
4 Equity Income Fund
Equity Income Fund
-
Class A
‡
Total
Return
1 Year (7 .67)%
5 Years 6 .21%§
10 Years 9 .23%§
Equity Income Fund
-
Class C
Total
Return
1 Year (2 .75)%
5 Years 6 .67%§
10 Years 9 .05%§
Equity Income Fund
-
Class S
Total
Return
1 Year (1 .73)%
5 Years 7 .78%§
10 Years 10 .17%§
Equity Income Fund
-
Class Y
‡‡
Total
Return
1 Year (1 .56)%
5 Years 7 .93%§
10 Years 10 .36%§
Russell 1000
®
Value Index **
Total
Return
1 Year (7 .57)%
5 Years 5 .82%§
10 Years 9 .48%§
Equity Income Fund Linked Benchmark ***
Total
Return
1 Year (7 .57)%
5 Years 7 .64%§
10 Years 10 .93%§

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Equity Income Fund 5
The Equity Income Fund (the “Fund”) employs a multi-manager
approach whereby Russell Investment Management, LLC
(“RIM”) manages a portion of the Fund’s assets based upon
model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to
RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages the portion of the Fund’s assets that RIM determines not to manage based upon model portfolios provided by the
Fund’s money managers. RIM may change the allocation of the
Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission (“SEC”) permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2020, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth and current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class S and Class Y Shares lost 2.02%, 2.75%,
1.73% and 1.56%, respectively. This is compared to the Fund’s benchmark, the Russell 1000
®
Value Index, which lost 7.57%
during the same period. The Fund’s performance includes
operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Large Value Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, lost
7.47%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Investor sentiment was volatile during the fiscal year given the global spread of the coronavirus and the uncertainty around its progression, the extent of economic damage and the effectiveness of global policy response. In March and April, governments
worldwide implemented strict measures, including social
distancing, business closures, travel restrictions and quarantines.
These necessary health measures adversely affected the global economy and financial markets. To offset the impact, central banks and governments around the globe stepped in to provide monetary and fiscal stimulus. During the second half of 2020, the U.S. economy saw increased activity with job gains and
consumption markedly accelerating. Historic fiscal and monetary stimulus supported these trends, as well as the recovery of equity markets.
Over the fiscal year, growth stocks outperformed value stocks and large cap stocks outperformed small cap stocks. The coronavirus accelerated trends in e-commerce, cloud computing, online
advertising and remote work. The accelerated search for a
coronavirus vaccine and treatment also provided a tailwind for companies in the health care sector. On the other side, airlines, oil & gas companies and banks were hit particularly hard by the pandemic. Information technology and health care were among
the best performing sectors while energy and financials sectors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to higher growth and higher momentum companies on average than the Russell
1000
®
Value Index. Within the U.S. equity market, a preference
for these factor exposures was additive to performance.
From a sector standpoint, the Fund was positioned toward more cyclical areas of the market in expectation of robust consumption, continued employment gains and low interest rates in the short term. Sector allocation decisions were positive over the period, including overweights to the information technology and health care sectors.
Stock selection by the Fund’s money managers was additive
to benchmark relative performance during the period, led by
outperforming holdings within the information technology,
consumer discretionary and communication services sectors.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Brandywine Global
Investment Management, LLC outperformed the Russell 1000
®
Value Index. Overweights to the health care and materials sectors were beneficial. Stock selection within the materials, information technology and energy sectors was the primary driver of relative outperformance.
Barrow, Hanley, Mewhinney & Strauss, LLC was the worst
performing money manager for the period and underperformed

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
6 Equity Income Fund
the Russell 1000
®
Value Index. A tilt toward stocks with below
benchmark valuation was not beneficial. Stock selection within the financials, consumer staples and industrials sectors was the primary driver of benchmark relative underperformance.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with momentum, quality and low volatility factors. During the fiscal year, the strategy outperformed the Russell 1000
®
Value
Index. A tilt toward stocks with above benchmark momentum
and profitability was beneficial. From a sector perspective, an underweight to the energy sector and an overweight to
the information technology sector contributed positively to
benchmark-relative performance.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject
to change at any time based upon market conditions or
other events, and RIM disclaims any responsibility to
update the views contained herein. These views should not
be relied on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”) Fund
are based on numerous factors, should not be relied on as
an indication of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Barrow, Hanley, Mewhinney & Strauss, LLC Value
Brandywine Global Investment Management,
LLC
Value
* Assumes initial investment on November 1, 2010.
** The Russell 1000
®
Value Index measures the performance of those Russell 1000
®
Index securities with lower price-to-book ratios and lower forecasted growth values, representative of U.S. securities exhibiting value characteristic.
*** The Equity Income Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account the historical changes in the Fund’s primary benchmark. The Equity Income Linked Benchmark represents the returns of the Russell 1000
®
Index through
September 30, 2019 and the returns of the Russell 1000
®
Value thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class Y Shares was March 30, 2000. The Fund closed its Class Y Shares on May 4, 2015 and reopened its Class Y
Shares on February 28, 2017. The returns shown for Class Y Shares for the periods May 5, 2015 through February 28, 2017 are the returns of the Fund’s Class
I Shares. Class Y Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares. Class I
Shares are no longer offered and were reclassified as S Shares on August 18, 2017.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting P rinciples (“U.S. GAAP”).

Russell Investment Company
Equity Income Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Equity Income Fund 7
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,100.20 $ 1,019.46
Expenses Paid During Period* $ 5.97 $ 5.74
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,096.00 $ 1,015.69
Expenses Paid During Period* $ 9.91 $ 9.53
* Expenses are equal to the Fund's annualized expense ratio of 1.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,101.80 $ 1,020.91
Expenses Paid During Period* $ 4.44 $ 4.27
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
8 Equity Income Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,102.80 $ 1,021.72
Expenses Paid During Period* $ 3.59 $ 3.46
* Expenses are equal to the Fund's annualized expense ratio of 0.68%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.9%
Consumer Discretionary - 10.5%
Amazon.com, Inc.(Æ) 842 2,557
Carnival Corp. 5,134 70
Comcast Corp. Class A 49,337 2,084
Costco Wholesale Corp. 1,821 651
Darden Restaurants, Inc. 5,753 529
Dollar Tree, Inc.(Æ) 3,273 296
DR Horton, Inc. 6,159 411
General Motors Co. 51,470 1,777
Home Depot, Inc. (The) 4,918 1,312
Kohl's Corp. 5,009 107
Lennar Corp. Class A 10,068 707
Lowe's Cos., Inc. 10,898 1,723
Macy's, Inc. 8,370 52
Marriott International, Inc. Class A 2,513 233
McDonald's Corp. 3,985 849
Nike, Inc. Class B 7,680 922
Nordstrom, Inc. 5,121 62
Omnicom Group, Inc. 16,659 786
PulteGroup, Inc. 33,708 1,374
Starbucks Corp. 7,368 641
Target Corp. 5,717 870
Thomson Reuters Corp. 3,720 290
TJX Cos., Inc. (The) 7,588 385
Toll Brothers, Inc. 5,449 230
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 3,790 784
ViacomCBS , Inc. Class B 2,512 72
Walmart, Inc. 6,296 874
Walt Disney Co. (The) 7,029 852
Yum China Holdings, Inc. 2,258 120
Yum! Brands, Inc. 2,445 228
21,848
Consumer Staples - 6.9%
Altria Group, Inc. 5,862 212
Archer-Daniels-Midland Co. 4,964 230
Coca-Cola Co. (The) 12,644 608
Coca-Cola European Partners PLC 32,443 1,159
CVS Health Corp. 53,568 3,004
General Mills, Inc. 5,854 346
Ingredion, Inc. 14,923 1,058
Kellogg Co. 3,053 192
Kimberly-Clark Corp. 1,127 149
Kraft Heinz Foods Co. 3,486 107
Kroger Co. (The) 42,272 1,361
Molson Coors Beverage Co. Class B 45,459 1,602
Mondelez International, Inc. Class A 10,093 536
PepsiCo, Inc. 4,753 634
Philip Morris International, Inc. 4,439 315
Procter & Gamble Co. (The) 8,147 1,117
Sysco Corp. 4,193 232
Tyson Foods, Inc. Class A 22,319 1,277
Walgreens Boots Alliance, Inc. 5,169 176
14,315
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 3.1%
BP PLC - ADR 44,759 693
Canadian Natural Resources, Ltd. 41,843 667
Chevron Corp. 17,725 1,233
ConocoPhillips 12,415 355
Exxon Mobil Corp. 16,715 545
Hess Corp. 22,769 847
Magna International, Inc. Class A 9,209 471
Occidental Petroleum Corp. 3,735 34
Phillips 66 22,192 1,036
Schlumberger, Ltd. 3,497 52
Valero Energy Corp. 11,407 440
6,373
Financial Services - 22.5%
Aflac, Inc. 8,190 278
AGNC Investment Corp.(Æ) 24,449 342
Allstate Corp. (The) 4,467 396
American Express Co. 14,853 1,355
American Tower Corp.(ö) 2,147 493
Ameriprise Financial, Inc. 1,309 211
Annaly Capital Management, Inc.(ö) 138,799 984
Aon PLC Class A 6,751 1,242
Assurant, Inc. 6,472 805
Banco Santander SA - ADR(Æ) 265,039 533
Bank of America Corp. 67,369 1,597
Berkshire Hathaway, Inc. Class B(Æ) 13,813 2,790
BlackRock, Inc. Class A 510 306
Boston Properties, Inc. (ö) 7,000 507
Brookfield Property Partners, LP 8,302 115
Charles Schwab Corp. (The) 10,379 427
Chubb, Ltd. 18,106 2,352
Citigroup, Inc. 70,257 2,911
Citizens Financial Group, Inc. 39,854 1,086
CME Group, Inc. Class A 1,976 298
Comerica, Inc. 20,116 915
Corporate Office Properties Trust (ö) 11,165 250
Crown Castle International Corp.(ö) 2,222 347
Cullen/Frost Bankers, Inc. 2,298 161
Equity Residential(ö) 4,732 222
Essent Group, Ltd. 13,333 531
Fidelity National Information Services, Inc. 1,739 217
Fifth Third Bancorp 8,808 205
Fiserv, Inc.(Æ) 2,901 277
Franklin Resources, Inc. 4,337 81
Hartford Financial Services Group, Inc. 4,932 190
Healthpeak Properties, Inc. (ö) 47,064 1,269
Huntington Bancshares, Inc. 14,492 151
Intercontinental Exchange, Inc. 3,796 358
Jack Henry & Associates, Inc. 1,615 239
JPMorgan Chase & Co. 38,834 3,808
KeyCorp 12,440 161
KKR & Co., Inc. Class A 13,541 462
M&T Bank Corp. 1,336 138
Marsh & McLennan Cos., Inc. 4,430 458
MasterCard, Inc. Class A 4,073 1,176
Merck & Co., Inc. 12,487 939

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
10 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MetLife, Inc. 4,214 159
MGM Growth Properties LLC Class A(ö) 18,448 488
Morgan Stanley 12,046 580
Navient Corp. 12,161 97
New York Community Bancorp, Inc. 98,428 818
Northern Trust Corp. 17,308 1,355
PayPal Holdings, Inc.(Æ) 4,118 766
PNC Financial Services Group, Inc. (The) 3,277 367
Popular, Inc. 6,562 277
Prologis, Inc.(ö) 7,893 783
Prudential Financial, Inc. 698 45
Public Storage(ö) 1,623 372
Regions Financial Corp. 15,231 203
Ryman Hospitality Properties, Inc. (ö) 13,833 551
Santander Consumer USA Holdings, Inc. 9,686 197
Signature Bank 1,500 121
Simon Property Group, LP(ö) 3,166 199
SLM Corp. 54,977 505
State Street Corp. 1,646 97
TFS Financial Corp. 15,442 243
Travelers Cos., Inc. (The) 2,719 328
Truist Financial Corp. 10,867 458
Two Harbors Investment Corp.(ö) 123,281 624
US Bancorp 44,857 1,747
Visa, Inc. Class A 6,681 1,214
Voya Financial, Inc. 5,337 256
Wells Fargo & Co. 123,605 2,652
47,085
Health Care - 12.5%
Abbott Laboratories 8,353 878
AbbVie, Inc. 11,637 990
Acadia Pharmaceuticals, Inc.(Æ) 2,969 138
Alexion Pharmaceuticals, Inc.(Æ) 8,405 968
Amgen, Inc. 2,628 570
AstraZeneca PLC - ADR 8,899 446
Baxter International, Inc. 4,722 366
Becton Dickinson and Co. 1,642 380
Biogen, Inc.(Æ) 1,360 343
BioMarin Pharmaceutical, Inc.(Æ) 1,514 113
Bristol-Myers Squibb Co. 18,914 1,106
Cerner Corp. 4,111 288
Cigna Corp. 9,036 1,509
Eli Lilly & Co. 4,227 551
Envista Holdings Corp.(Æ) 19,017 502
Gilead Sciences, Inc. 5,163 300
HCA Healthcare, Inc. 4,883 605
IQVIA Holdings, Inc.(Æ) 2,319 357
Jazz Pharmaceuticals PLC(Æ) 4,220 608
Johnson & Johnson 30,135 4,132
Medtronic PLC 29,032 2,920
Mylan NV(Æ) 36,720 534
Pfizer, Inc. 47,444 1,683
Regeneron Pharmaceuticals, Inc.(Æ) 444 241
Seagen Inc.(Æ) 2,365 394
Stryker Corp. 2,337 472
Thermo Fisher Scientific, Inc. 2,379 1,126
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Therapeutics Corp.(Æ) 1,243 167
UnitedHealth Group, Inc. 8,192 2,500
Vertex Pharmaceuticals, Inc.(Æ) 1,265 264
Zimmer Biomet Holdings, Inc. 4,652 615
26,066
Materials and Processing - 5.2%
Air Products & Chemicals, Inc. 1,711 473
Alcoa Corp.(Æ) 23,021 297
Carrier Global Corp. 2,707 90
Crown Holdings, Inc.(Æ) 8,171 701
Dow, Inc. 2,083 95
DowDuPont , Inc. 42,134 2,398
Eastman Chemical Co. 6,907 558
Ecolab, Inc. 1,230 226
Freeport-McMoRan, Inc. 44,316 768
Huntsman Corp. 50,342 1,223
Linde PLC(Æ) 7,372 1,624
LyondellBasell Industries NV Class A 3,273 224
Newmont Corp. 27,449 1,725
PPG Industries, Inc. 3,046 395
Westrock Co. 1,726 65
10,862
Producer Durables - 7.7%
3M Co. 2,895 463
Accenture PLC Class A 2,770 601
Ametek , Inc. 1,788 176
Automatic Data Processing, Inc. 2,726 431
Boeing Co. (The) 1,623 234
Carlisle Cos., Inc. 833 103
Chart Industries, Inc.(Æ) 11,320 956
Cummins, Inc. 1,131 249
Danaher Corp. 3,509 805
Deere & Co. 7,100 1,604
Delta Air Lines, Inc. 5,535 170
Emerson Electric Co. 4,919 319
FedEx Corp. 2,623 681
Fluor Corp. 2,277 26
General Dynamics Corp. 12,340 1,620
General Electric Co. 27,332 203
Honeywell International, Inc. 3,614 596
Illinois Tool Works, Inc. 2,374 465
Johnson Controls International PLC(Æ) 2,529 107
Lockheed Martin Corp. 999 350
Northrop Grumman Corp. 1,147 332
Otis Worldwide Corp. 1,354 83
Paychex, Inc. 3,139 258
Stanley Black & Decker, Inc. 7,656 1,272
Textron, Inc. 14,174 507
TreeHouse Foods, Inc.(Æ) 15,184 590
Union Pacific Corp. 3,702 656
United Airlines Holdings, Inc.(Æ) 2,517 85
United Parcel Service, Inc. Class B 3,544 557
Waste Management, Inc. 3,428 370

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Westinghouse Air Brake Technologies Corp. 20,641 1,224
16,093
Technology - 20.3%
Activision Blizzard, Inc. 2,274 172
Adobe, Inc.(Æ) 2,104 941
Alphabet, Inc. Class A(Æ) 1,036 1,674
Alphabet, Inc. Class C(Æ) 1,017 1,649
Amdocs, Ltd. 2,896 163
Amphenol Corp. Class A 3,008 339
Apple, Inc. 85,026 9,256
Applied Materials, Inc. 4,018 238
Arista Networks, Inc.(Æ) 7,005 1,463
Avnet, Inc. 2,941 73
Broadcom, Inc. 1,015 355
Cisco Systems, Inc. 20,926 751
Cognizant Technology Solutions Corp. Class
A 26,968 1,926
Corning, Inc. 5,323 170
Corteva , Inc. Class W 89,471 2,951
Electronic Arts, Inc. 1,479 177
Facebook, Inc. Class A(Æ) 9,964 2,622
HP, Inc. 9,418 169
Intel Corp. 26,825 1,188
International Business Machines Corp. 3,229 361
Intuit, Inc. 1,378 434
Lam Research Corp. 998 341
Marvell Technology Group, Ltd. 22,234 834
Micron Technology, Inc.(Æ) 24,692 1,243
Microsoft Corp. 30,203 6,115
Motorola Solutions, Inc. 1,714 271
NVIDIA Corp. 1,189 596
Oracle Corp. 31,613 1,774
QUALCOMM, Inc. 9,288 1,146
Raytheon Technologies Corp.(Æ) 30,061 1,633
Salesforce.com, Inc.(Æ) 1,331 309
Synopsys, Inc.(Æ) 1,769 378
Texas Instruments, Inc. 4,484 648
42,360
Utilities - 7.2%
American Electric Power Co., Inc. 3,514 316
AT&T, Inc. 76,482 2,067
CenterPoint Energy, Inc. 64,609 1,365
Dominion Energy, Inc. 5,705 458
Duke Energy Corp. 3,851 355
Entergy Corp. 15,585 1,578
Exelon Corp. 41,726 1,664
FirstEnergy Corp. 31,427 934
NextEra Energy, Inc. 7,148 523
NiSource, Inc. 25,248 580
PG&E Corp.(Æ) 3,334 32
PPL Corp. 31,061 854
Southern Co. (The) 9,395 540
UGI Corp. 12,662 409
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verizon Communications, Inc. 59,746 3,404
15,079
Total Common Stocks
(cost $142,341) 200,081
Warrants and Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021 Rights 3,695 12
Total Warrants and Rights
(cost $8) 12
Short-Term Investments - 3.5%
U.S. Cash Management Fund(@) 7,267,821
(∞)
7,266
Total Short-Term Investments
(cost $7,266) 7,266
Total Investments - 99.4%
(identified cost $149,615) 207,359
Other Assets and Liabilities, Net
- 0.6%
1,298
Net Assets - 100.0%
208,657

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
12 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 16 USD 2,612 12/20
(146)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(146)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 21,848 $ — $ —
$ —
$ 21,848 10.5
Consumer Staples 14,315 — —
—
14,315 6.9
Energy 6,373 — —
—
6,373 3.1
Financial Services 47,085 — —
—
47,085 22.5
Health Care 26,066 — —
—
26,066 12.5
Materials and Processing 10,862 — —
—
10,862 5.2
Producer Durables 16,093 — —
—
16,093 7.7
Technology 42,360 — —
—
42,360 20.3
Utilities 15,079 — —
—
15,079 7.2
Warrants and Rights 12 — —
—
12 —
*
Short-Term Investments — — —
7,266
7,266 3.5
Total Investments 200,093 — — 7,266 207,359 99.4
Other Assets and Liabilities, Net 0.6
100.0
Other Financial Instruments
Liabilities
Futures Contracts (146) — — — (146) (0.1)
Total Other Financial Instruments
**
$ (146) $ — $ — $ — $ (146)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 13
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 146
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,929
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (189)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
14 Equity Income Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 149,615
Investments, at fair value(>) ...........................................................................................................................................................
207,359
Receivables:
Dividends and interest ....................................................................................................................................................... 343
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 974
Fund shares sold ................................................................................................................................................................ 265
From broker(a) ................................................................................................................................................................... 308
Total assets .................................................................................................................................................
209,250
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 135
Fund shares redeemed ....................................................................................................................................................... 33
Accrued fees to affiliates .................................................................................................................................................... 153
Other accrued expenses ..................................................................................................................................................... 126
Variation margin on futures contracts ................................................................................................................................. 146
Total liabilities .............................................................................................................................................
593
Net Assets ............................................................................................................................................................
$ 208,657

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 15
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 59,201
Shares of beneficial interest ...........................................................................................................................................................
88
Additional paid-in capital ..............................................................................................................................................................
149,368
Net Assets ............................................................................................................................................................
$ 208,657
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 23.86
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 25.32
Class A — Net assets ............................................................................................................................................................. $ 17,483,835
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 732,815
Net asset value per share: Class C(#) ............................................................................................................................................. $ 23.00
Class C — Net assets ............................................................................................................................................................. $ 18,970,644
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 824,731
Net asset value per share: Class S(#) .............................................................................................................................................. $ 23.75
Class S — Net assets ............................................................................................................................................................. $ 150,164,193
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 6,322,902
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 23.71
Class Y — Net assets ............................................................................................................................................................. $ 22,038,115
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 929,536
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 7,266
(a)     Receivable from Broker for Futures $ 308
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
16 Equity Income Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 5,897
Dividends from affiliated funds ......................................................................................................................................... 78
Total investment income ...............................................................................................................................................................
5,975
Expenses
Advisory fees .................................................................................................................................................................... 1,326
Administrative fees ........................................................................................................................................................... 117
Custodian fees ................................................................................................................................................................... 122
Distribution fees - Class A ................................................................................................................................................ 46
Distribution fees - Class C ................................................................................................................................................ 162
Transfer agent fees - Class A ............................................................................................................................................ 37
Transfer agent fees - Class C ............................................................................................................................................. 43
Transfer agent fees - Class E(1) ........................................................................................................................................ 3
Transfer agent fees - Class S ............................................................................................................................................. 345
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 80
Registration fees ............................................................................................................................................................... 68
Shareholder servicing fees - Class C ................................................................................................................................. 54
Shareholder servicing fees - Class E(1) ............................................................................................................................. 3
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ...................................................................................................................................................................... 15
Miscellaneous ................................................................................................................................................................... 23
Expenses before reductions .............................................................................................................................................. 2,456
Expense reductions ........................................................................................................................................................... (190)
Net expenses .................................................................................................................................................................................
2,266
Net investment income (loss) ........................................................................................................................................................
3,709
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 7,497
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 1,929
Foreign currency-related transactions ............................................................................................................................... 1
Net realized gain (loss) ..................................................................................................................................................................
9,429
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (16,806)
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (189)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (16,997)
Net realized and unrealized gain (loss) ......................................................................................................................................... (7,568)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (3,859)
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 17
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3,709 $ 5,668
Net realized gain (loss) ...................................................................................................................... 9,429 (3,684)
Net change in unrealized appreciation (depreciation) ....................................................................... (16,997) 24,346
Net increase (decrease) in net assets from operations ............................................................................. (3,859) 26,330
Distributions
To shareholders
Class A .......................................................................................................................................... (263) (7,210)
Class C .......................................................................................................................................... (157) (9,779)
Class E(1) ...................................................................................................................................... (21) (1,010)
Class S ........................................................................................................................................... (3,027) (93,435)
Class Y .......................................................................................................................................... (529) (7,864)
Net decrease in net assets from distributions .......................................................................................... (3,997) (119,298)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (73,541) (110,813)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(81,397) (203,781)
Net Assets
Beginning of period .................................................................................................................................
290,054 493,835
End of period ..........................................................................................................................................
$ 208,657 $ 290,054

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
18 Equity Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 133 $ 3,340 47 $ 1,123
Proceeds from reinvestment of distributions 11 262 344 7,138
Payments for shares redeemed (268) (6,442) (451) (11,543)
Net increase (decrease)
(124) (2,840) (60) (3,282)
Class C
Proceeds from shares sold 40 935 92 2,070
Proceeds from reinvestment of distributions 7 157 488 9,756
Payments for shares redeemed (315) (7,206) (604) (13,680)
Net increase (decrease)
(268) (6,114) (24) (1,854)
Class E(1)
Proceeds from shares sold 2 44 5 129
Proceeds from reinvestment of distributions 1 21 48 995
Payments for shares redeemed (118) (2,776) (48) (1,083)
Net increase (decrease)
(115) (2,711) 5 41
Class S
Proceeds from shares sold 365 8,287 400 9,532
Proceeds from reinvestment of distributions 128 2,983 4,434 91,743
Payments for shares redeemed (2,776) (67,147) (8,527) (210,766)
Net increase (decrease)
(2,283) (55,877) (3,693) (109,491)
Class Y
Proceeds from shares sold 123 2,428 195 4,389
Proceeds from reinvestment of distributions 13 305 223 4,615
Payments for shares redeemed (357) (8,732) (196) (5,231)
Net increase (decrease)
(221) (5,999) 222 3,773
Total increase (decrease)
(3,011) $ (73,541) (3,550) $ (110,813)
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
20 Equity Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 24.71 .32 (.83) (.51) (.34) —
October 31, 2019 32.27 .35 1.22 1.57 (.37) (8.76)
October 31, 2018 35.18 .32 1.31 1.63 (.30) (4.24)
October 31, 2017 31.65 .26 6.46 6.72 (.27) (2.92)
October 31, 2016 38.50 .34 .45 .79 (.37) (7.27)
Class C
October 31, 2020 23.82 .14 (.80) (.66) (.16) —
October 31, 2019 31.45 .16 1.15 1.31 (.18) (8.76)
October 31, 2018 34.41 .07 1.28 1.35 (.07) (4.24)
October 31, 2017 31.05 .02 6.31 6.33 (.05) (2.92)
October 31, 2016 37.90 .10 .45 .55 (.13) (7.27)
Class S
October 31, 2020 24.60 .39 (.83) (.44) (.41) —
October 31, 2019 32.18 .43 1.20 1.63 (.45) (8.76)
October 31, 2018 35.10 .43 1.29 1.72 (.40) (4.24)
October 31, 2017 31.60 .33 6.47 6.80 (.38) (2.92)
October 31, 2016 38.45 .42 .45 .87 (.45) (7.27)
Class Y
October 31, 2020 24.57 .42 (.83) (.41) (.45) —
October 31, 2019 32.15 .45 1.22 1.67 (.49) (8.76)
October 31, 2018 35.07 .48 1.30 1.78 (.46) (4.24)
October 31, 2017(3) 32.22 .06 3.10 3.16 (.31) —

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 21
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(j)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(j)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.34) 23.86 (2.02) 17,484 1.18 1.13 1.35 33
(9.13) 24.71 10.55 21,159 1.14 1.09 1.44 28
(4.54) 32.27 4.65 29,572 1.11 1.09 .97 118
(3.19) 35.18 22.63 30,614 1.11 1.11 .79 90
(7.64) 31.65 3.15 28,620 1.08 1.08 1.07 73
(.16) 23.00 (2.75) 18,971 1.93 1.88 .60 33
(8.94) 23.82 9.71 26,017 1.89 1.84 .69 28
(4.31) 31.45 3.85 35,110 1.86 1.84 .21 118
(2.97) 34.41 21.73 41,162 1.86 1.86 .05 90
(7.40) 31.05 2.42 42,062 1.83 1.83 .32 73
(.41) 23.75 (1.73) 150,164 .93 .84 1.64 33
(9.21) 24.60 10.86 211,753 .90 .81 1.75 28
(4.64) 32.18 4.95 395,755 .86 .80 1.25 118
(3.30) 35.10 22.94 486,964 .86 .83 1.01 90
(7.72) 31.60 3.43 260,691 .83 .83 1.33 73
(.45) 23.71 (1.60) 22,038 .7 3 .68 1.79 33
(9.25) 24.57 11.08 28,270 .70 .65 1.86 28
(4.70) 32.15 5.12 29,845 .66 .64 1.42 118
(.31) 35.07 9.86 33,664 .66 .66 1.16 90

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
22 Equity Income Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 93,594
Administration fees 9,110
Distribution fees 16,608
Shareholder servicing fees 4,276
Transfer agent fees 28,076
Trustee fees 1,106
$ 152,770
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 5,874 $ 148,467 $ 147,075 $ 2 $ (2) $ 7,266 $ 78 $ —
$ 5,874 $ 148,467 $ 147,075 $ 2 $ (2) $ 7,266 $ 78 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 153,457,034 $ 66,481,722 $ (12,579,262) $ 53,902,460 $ 390,115 $ 4,909,875
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 3,997,380 $ — $ — $ 21,947,322 $ 97,350,567 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
24 Sustainable Equity Fund
Sustainable Equity Fund
-
Class A
‡
Total
Return
1 Year (1 .27)%
5 Years 8 .38%§
10 Years 10 .77%§
Sustainable Equity Fund
-
Class C
Total
Return
1 Year 3 .96%
5 Years 8 .84%§
10 Years 10 .60%§
Sustainable Equity Fund
-
Class S
Total
Return
1 Year 5 .03%
5 Years 9 .97%§
10 Years 11 .72%§
Sustainable Equity Fund
-
Class Y
Total
Return
1 Year 5 .19%
5 Years 10 .15%§
10 Years 11 .92%§
Russell 1000
®
Defensive Index
TM
**
Total
Return
1 Year 6.95%
5 Years 11.81%§
10 Years 13.18%§
Sustainable Equity Linked Benchmark ***
Total
Return
1 Year 6.95%
5 Years 11.81%§
10 Years 12.74%§

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Sustainable Equity Fund 25
The Sustainable Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class S and Class Y Shares gained 4.75%, 3.96%,
5.03% and 5.19%, respectively. This is compared to the Fund’s benchmark, the Russell 1000
®
Defensive™ Index, which gained
6.95% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
6.05%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Investor sentiment was volatile during the fiscal year given the global spread of the coronavirus and the uncertainty around its progression, the extent of economic damage and the effectiveness of global policy response. In March and April, governments
worldwide implemented strict measures, including social
distancing, business closures, travel restrictions and quarantines.
These necessary health measures adversely affected the global economy and financial markets. To offset the impact, central banks and governments around the globe stepped in to provide monetary and fiscal stimulus. During the second half of 2020, the U.S. economy saw increased activity with job gains and
consumption markedly accelerating. Historic fiscal and monetary stimulus supported these trends, as well as the recovery of equity markets.
Over the fiscal year, growth stocks outperformed value stocks and large cap stocks outperformed small cap stocks. The coronavirus accelerated trends in e-commerce, cloud computing, online
advertising and remote work. The accelerated search for a
coronavirus vaccine and treatment also provided a tailwind for companies in the health care sector. On the other side, airlines, oil & gas companies and banks were hit particularly hard by the pandemic. Information technology and health care were among
the best performing sectors while energy and financials sectors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund was consistently overweight stocks with lower valuation and lower market capitalization and underweight stocks with lower momentum relative to its benchmark. Overall, the Fund’s factor tilts provided negative results as value, small size, and low momentum were not rewarded in the U.S. equity
market.
From a sector standpoint, allocation decisions were negative, including an overweight to the financials sector and an
underweight to the information technology sector.
Stock selection by the Fund’s money managers was moderately
beneficial to benchmark relative performance during the period, led by outperforming holdings within the financials and real estate sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, MarVista
Investment Partners LLC was the best performing money
manager for the one-year period and outperformed the Russell
1000
®
Defensive™ Index. A tilt toward companies with above
benchmark growth characteristics was additive to performance.
Additionally, security selection within the information technology, financials and consumer discretionary sectors was meaningfully rewarded.
Jacobs Levy Equity Management, Inc. was the worst performing money manager for the one-year period and underperformed the
Russell 1000
®
Defensive™ Index. Sector allocation decisions
meaningfully detracted, especially overweights to the real estate and financials sectors. Additionally, stock selection within the information technology and health care sectors held back returns.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
26 Sustainable Equity Fund
portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value and lower market capitalization. During the fiscal year, the strategy outperformed the Russell 1000
®
Defensive™ Index.
The tilt toward low valuation and low market capitalization stocks lagged in the U.S. equity market. However, sector allocation decisions were meaningfully beneficial, especially an overweight to the information technology sector and an underweight to the financials sector.
RIM incorporates environmental, social and governance-related
(“ESG”) sustainability goals into its manager selection and
portfolio construction process. With respect to the portion of the
Fund that RIM manages, RIM seeks to identify the combination of securities that best achieves the sustainability goals while minimizing transaction costs and deviation from the money
managers’ security selection.
The Fund’s ESG orientation added value over the year as a lower weight to the energy sector and a higher weight to the information technology sector were rewarded. In addition, the avoidance of specific securities that rank poorly on sustainability metrics in the energy and tobacco sectors proved advantageous over the period.
During the period, RIM used a combination of index futures
contracts to equitize a portion of the Fund’s cash and sold equity index put options with respect to the portion of the Fund’s cash that RIM determined not to equitize in order to seek gains from premiums received on their sale. These strategies performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Coho Partners, Ltd. Market Oriented
Jacobs Levy Equity Management Inc. Market Oriented
MarVista Investment Partners LLC Market Oriented
* Assumes initial investment on November 1, 2010.
** Russell 1000
®
Defensive Index
TM
measures the performance of the large-cap defensive segment of the U.S. equity universe. It includes those Russell 1000
®
Index companies with relatively stable business conditions which are less sensitive to economic cycles, credit cycles, and market volatility based on their stability variables. Stability is measured in terms of volatility (price and earnings), leverage, and return on assets.
*** The Sustainable Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Sustainable Equity Linked Benchmark represents the returns of the Russell 1000
®
Index through
August 14, 2012 and the returns of the Russell 1000
®
Defensive Index
TM
thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Sustainable Equity Fund 27
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,082.60 $ 1,018.65
Expenses Paid During Period* $ 6.75 $ 6.55
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,078.30 $ 1,014.88
Expenses Paid During Period* $ 10.66 $ 10.33
* Expenses are equal to the Fund's annualized expense ratio of 2.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,084.00 $ 1,020.11
Expenses Paid During Period* $ 5.24 $ 5.08
* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
28 Sustainable Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,084.80 $ 1,020.91
Expenses Paid During Period* $ 4.40 $ 4.27
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 105.5%
Consumer Discretionary - 12.1%
Altice USA, Inc. Class A(Æ) 19,774 533
Amazon.com, Inc.(Æ) 1,386 4,208
AutoZone, Inc.(Æ)(Ð)(Û) 1,095 1,236
Best Buy Co., Inc. 942 105
Cable One, Inc. 455 788
Comcast Corp. Class A 41,336 1,746
Costco Wholesale Corp. 5,590 1,999
Dollar General Corp. 17,987 3,754
Dollar Tree, Inc.(Æ) 2,373 214
eBay, Inc. 2,724 130
Genuine Parts Co. 592 54
Graham Holdings Co. Class B 1,822 693
Hilton Grand Vacations, Inc.(Æ) 7,368 152
Home Depot, Inc. (The) 3,791 1,011
Lowe's Cos., Inc. 24,444 3,865
Madison Square Garden Sports Corp. Class
A(Æ) 3,429 486
Netflix, Inc.(Æ) 642 305
Nike, Inc. Class B 12,906 1,550
NVR, Inc.(Æ) 168 664
Omnicom Group, Inc.(Ð) 14,339 677
O'Reilly Automotive, Inc.(Æ) 1,645 718
Rent-A-Center, Inc. Class A 3,152 97
Ross Stores, Inc. 40,258 3,429
Scientific Games Corp. Class A(Æ) 9,158 292
Starbucks Corp. 13,778 1,198
Target Corp. 3,487 531
Visteon Corp.(Æ)(Ð) 5,403 484
Yum China Holdings, Inc.(Ð) 8,887 473
31,392
Consumer Staples - 12.4%
Archer-Daniels-Midland Co.(Û) 27,976 1,294
Coca-Cola Co. (The) 60,783 2,921
Colgate-Palmolive Co. 38,391 3,029
ConAgra Foods, Inc. 31,862 1,118
CVS Health Corp. 52,230 2,930
General Mills, Inc.(Ð) 10,780 637
Hershey Co. (The)(Û) 8,072 1,110
Ingredion, Inc.(Ð) 8,544 606
JM Smucker Co. (The) 11,740 1,317
Kellogg Co. 1,830 115
Kimberly-Clark Corp.(Û) 10,056 1,333
Kroger Co. (The) 105,287 3,391
McCormick & Co., Inc.(Ð) 3,539 639
Medifast , Inc. 2,671 375
Mondelez International, Inc. Class A 14,033 745
Monster Beverage Corp.(Æ) 2,752 211
PepsiCo, Inc. 7,078 943
Pilgrim's Pride Corp.(Æ) 7,442 125
Procter & Gamble Co. (The) 12,078 1,656
Spectrum Brands Holdings, Inc. 9,232 525
Sysco Corp. 44,981 2,488
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Unilever NV 78,782 4,455
31,963
Energy - 0.5%
Apache Corp.(Ð) 36,820 306
Chevron Corp. 5,075 353
Exxon Mobil Corp. 10,773 351
Marathon Oil Corp.(Ð) 64,132 254
Xcel Energy, Inc. 2,173 152
1,416
Financial Services - 20.4%
Aflac, Inc.(Ð) 73,314 2,489
Allstate Corp. (The)(Ð) 12,703 1,127
American Tower Corp.(ö) 6,374 1,464
Bank of America Corp. 2,613 62
Berkshire Hathaway, Inc. Class B(Æ)(Ð) 17,436 3,521
BlackRock, Inc. Class A 248 149
Brighthouse Financial, Inc.(Æ) 26,365 873
Cboe Global Markets, Inc. 4,997 406
CBRE Group, Inc. Class A(Æ) 14,371 724
Charles Schwab Corp. (The) 30,252 1,244
Chubb, Ltd. 1,198 156
CME Group, Inc. Class A 7,259 1,094
Crown Castle International Corp.(ö) 903 141
Duke Realty Corp.(ö) 3,537 134
Equity Commonwealth(ö)(Û) 28,361 749
Equity Residential(ö) 801 38
Extra Space Storage, Inc.(ö) 1,258 146
Fidelity National Information Services, Inc. 1,878 234
First Republic Bank 16,427 2,072
Fiserv, Inc.(Æ) 936 89
Gaming and Leisure Properties, Inc.(Ð)(ö) 28,232 1,026
Global Payments, Inc. 15,144 2,389
Globe Life, Inc.(Ð) 10,340 838
Green Dot Corp. Class A(Æ)(Ð) 11,948 637
Hanover Insurance Group, Inc. (The) 942 90
Host Hotels & Resorts, Inc.(ö) 21,470 225
Intercontinental Exchange, Inc.(Û) 15,458 1,459
Iron Mountain, Inc.(ö) 1,897 49
Jack Henry & Associates, Inc. 952 141
JPMorgan Chase & Co. 4,286 420
Markel Corp.(Æ) 1,930 1,800
Marsh & McLennan Cos., Inc. 31,401 3,249
MasterCard, Inc. Class A(Û) 6,471 1,868
Merck & Co., Inc.(Û) 73,918 5,560
Moody's Corp. 6,200 1,630
Progressive Corp. (The) 5,697 524
Prologis, Inc.(ö) 5,463 542
Public Storage(ö) 2,529 579
Realty Income Corp.(ö) 4,534 262
RenaissanceRe Holdings, Ltd. 4,952 801
SLM Corp.(Ð) 47,418 436
State Street Corp. 48,360 2,848
T Rowe Price Group, Inc. 957 121
Travelers Cos., Inc. (The)(Ð) 10,796 1,303

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
30 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Unum Group 35,805 632
US Bancorp 79,049 3,079
Visa, Inc. Class A 14,058 2,555
Western Union Co. (The)(Ð) 38,181 742
52,717
Health Care - 14.4%
Abbott Laboratories 3,634 382
Agilent Technologies, Inc. 611 62
Agios Pharmaceuticals, Inc.(Æ)(Ð) 8,594 344
Alexion Pharmaceuticals, Inc.(Æ) 682 79
AmerisourceBergen Corp. Class A 4,958 476
Amgen, Inc. 15,736 3,414
Biogen, Inc.(Æ) 1,497 377
Bluebird Bio, Inc.(Æ)(Ð) 8,320 430
Bristol-Myers Squibb Co. 5,870 343
Cerner Corp.(Ð) 18,426 1,292
Cigna Corp. 629 105
Cooper Cos., Inc. (The)(Ð) 2,521 804
Edwards Lifesciences Corp.(Æ) 13,426 963
Eli Lilly & Co.(Û) 12,949 1,689
FibroGen , Inc.(Æ)(Ð) 6,031 231
Gilead Sciences, Inc.(Ð) 25,451 1,480
Humana, Inc. 311 124
Illumina, Inc.(Æ) 293 86
Incyte Corp.(Æ) 5,411 469
Intuitive Surgical, Inc.(Æ) 117 78
Johnson & Johnson 47,925 6,571
Magellan Health, Inc.(Æ) 1,746 126
Medtronic PLC 17,535 1,768
Merit Medical Systems, Inc.(Æ) 7,165 359
Molina Healthcare, Inc.(Æ) 3,638 678
Pfizer, Inc. 16,059 570
Quest Diagnostics, Inc. 12,281 1,500
Regeneron Pharmaceuticals, Inc.(Æ) 331 180
Sage Therapeutics, Inc.(Æ)(Ð) 3,124 229
Teleflex, Inc. 4,658 1,482
Tenet Healthcare Corp.(Æ) 9,100 223
Thermo Fisher Scientific, Inc. 4,331 2,049
United Therapeutics Corp.(Æ) 7,132 957
UnitedHealth Group, Inc. 18,253 5,570
Veeva Systems, Inc. Class A(Æ)(Ð) 2,955 798
Vertex Pharmaceuticals, Inc.(Æ)(Û) 4,375 911
37,199
Materials and Processing - 1.3%
Acuity Brands, Inc.(Ð) 2,466 220
Alcoa Corp.(Æ)(Ð) 22,766 294
Copart , Inc.(Æ) 888 98
DowDuPont , Inc. 2,379 135
Ecolab, Inc. 5,633 1,034
Fastenal Co. 3,451 149
International Paper Co. 3,960 173
Linde PLC(Æ) 4,075 898
Packaging Corp. of America 2,293 263
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PPG Industries, Inc. 1,646 214
3,478
Producer Durables - 11.8%
3M Co. 13,718 2,193
Accenture PLC Class A 3,232 701
AGCO Corp.(Û) 11,797 909
Automatic Data Processing, Inc. 18,633 2,942
CH Robinson Worldwide, Inc.(Ð) 13,030 1,153
Cintas Corp. 796 250
Cummins, Inc.(Û) 7,444 1,637
Curtiss-Wright Corp. 5,874 496
EMCOR Group, Inc. 4,791 327
Emerson Electric Co. 2,297 149
Expeditors International of Washington, Inc.
(Û) 14,549 1,285
Flir Systems, Inc. 3,361 117
Fortive Corp. 19,485 1,200
Honeywell International, Inc. 20,420 3,367
Insperity , Inc. 9,917 759
Landstar System, Inc.(Û) 7,336 915
Lockheed Martin Corp. 4,484 1,570
ManpowerGroup , Inc. 8,866 602
Mettler -Toledo International, Inc.(Æ) 1,154 1,152
National Instruments Corp. 11,472 359
Northrop Grumman Corp. 728 211
Old Dominion Freight Line, Inc. 4,379 834
Paychex, Inc. 5,420 446
Rollins, Inc. 1,302 75
Roper Technologies, Inc. 4,130 1,534
Stanley Black & Decker, Inc. 12,675 2,107
TransDigm Group, Inc. 1,593 761
TriNet Group, Inc.(Æ) 6,843 472
Verisk Analytics, Inc. Class A 781 139
Vontier Corp.(Æ) 7,794 224
Waste Management, Inc. 1,332 144
WESCO International, Inc.(Æ) 2,707 112
WW Grainger, Inc. 3,422 1,198
Zebra Technologies Corp. Class A(Æ) 248 70
30,410
Technology - 30.2%
Activision Blizzard, Inc. 6,343 480
Adobe, Inc.(Æ) 7,477 3,343
Akamai Technologies, Inc.(Æ)(Ð) 4,039 384
Alphabet, Inc. Class A(Æ) 1,047 1,692
Alphabet, Inc. Class C(Æ)(Û) 5,685 9,215
Amdocs, Ltd. 13,869 782
Amkor Technology, Inc.(Ð) 30,651 363
Amphenol Corp. Class A 10,904 1,230
Ansys , Inc.(Æ) 487 148
Apple, Inc. 85,618 9,319
Applied Materials, Inc. 1,061 63
Arista Networks, Inc.(Æ) 611 128
Avnet, Inc. 28,007 691
Box, Inc. Class A(Æ) 29,436 456

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cadence Design Systems, Inc.(Æ) 2,844 311
Cargurus , Inc.(Æ) 5,914 118
CDW Corp. 401 49
Cirrus Logic, Inc.(Æ)(Û) 12,772 880
Cisco Systems, Inc. 18,999 682
Citrix Systems, Inc.(Ð)(Û) 7,790 883
Cognizant Technology Solutions Corp. Class
A 5,211 372
CommVault Systems, Inc.(Æ) 11,209 444
Cornerstone OnDemand , Inc.(Æ) 22,266 846
Corteva , Inc. Class W(Ð) 31,461 1,038
Dell Technologies, Inc. Class C(Æ)(Ð) 14,185 855
Dropbox, Inc. Class A(Æ) 36,700 670
Electronic Arts, Inc.(Ð) 7,717 925
F5 Networks, Inc.(Æ)(Û) 8,302 1,103
Facebook, Inc. Class A(Æ) 17,744 4,669
Fortinet, Inc.(Æ) 3,949 436
HP, Inc. (Û) 51,929 933
Intel Corp.(Ð) 55,949 2,478
Intuit, Inc. 8,599 2,706
Juniper Networks, Inc.(Ð) 38,204 753
Maxim Integrated Products, Inc. 4,057 283
Microchip Technology, Inc. 40,197 4,224
Micron Technology, Inc.(Æ) 4,208 212
Microsoft Corp.(Û) 68,016 13,769
NCR Corp.(Æ) 36,006 732
NetApp, Inc. 18,703 821
NetScout Systems, Inc.(Æ) 13,447 276
Nutanix , Inc. Class A(Æ) 11,143 271
NVIDIA Corp. 483 242
Pure Storage, Inc. Class A(Æ) 23,571 379
Salesforce.com, Inc.(Æ) 6,022 1,399
SAP SE - ADR 15,039 1,607
Sonos , Inc.(Æ) 40,706 594
Synaptics , Inc.(Æ) 5,969 458
Synopsys, Inc.(Æ) 1,261 270
Take-Two Interactive Software, Inc.(Æ) 326 51
TE Connectivity, Ltd. 3,917 379
Tenable Holdings, Inc.(Æ) 9,755 333
Teradata Corp.(Æ) 26,397 485
Texas Instruments, Inc. 4,253 615
Verint Systems, Inc.(Æ)(Ð) 4,582 222
VeriSign, Inc.(Æ)(Û) 4,888 932
Xilinx, Inc. 1,385 164
78,163
Utilities - 2.4%
Alliant Energy Corp. 692 38
AT&T, Inc. 23,071 623
Avangrid , Inc.(Ð) 11,061 546
CMS Energy Corp. 2,285 145
Consolidated Edison Co., Inc. 10,184 800
Dominion Energy, Inc. 3,677 295
DTE Energy Co. 606 75
Duke Energy Corp. 547 50
Eversource Energy(Æ) 609 53
Exelon Corp. 7,114 284
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hawaiian Electric Industries, Inc.(Ð) 22,877 756
International Business Machines Corp. 1,578 176
NextEra Energy, Inc. 8,348 611
Public Service Enterprise Group, Inc. 3,856 224
Southern Co. (The) 814 47
T-Mobile US, Inc.(Æ) 5,104 559
Verizon Communications, Inc. 14,238 812
6,094
Total Common Stocks
(cost $205,109) 272,832
Short-Term Investments - 3.6%
U.S. Cash Management Fund(@) 9,440,403 (∞) 9,439
Total Short-Term Investments
(cost $9,439) 9,439
Total Investments - 109.1%
(identified cost $214,548) 282,271
Securities Sold Short - (8.9)%
Consumer Discretionary - (1.2)%
Acushnet Holdings Corp. (9,447) (322)
Callaway Golf Co. (17,432) (270)
Carvana Co.(Æ) (772) (143)
Dorman Products, Inc.(Æ) (274) (24)
Fortune Brands Home & Security, Inc. (3,485) (282)
Fox Factory Holding Corp.(Æ) (5,215) (438)
Leggett & Platt, Inc. (8,160) (341)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (2,146) (187)
Steven Madden, Ltd. (10,687) (257)
TJX Cos., Inc. (The) (7,831) (398)
Walt Disney Co. (The) (3,442) (421)
Wayfair, Inc. Class A(Æ) (214) (53)
(3,136)
Consumer Staples - (0.1)%
Kraft Heinz Foods Co. (9,624) (294)
Energy - (0.2)%
Exxon Mobil Corp. (12,395) (404)
Financial Services - (2.6)%
Apollo Global Management, Inc. (7,712) (284)
Arthur J Gallagher & Co. (2,597) (269)
Cannae Holdings, Inc.(Æ) (9,779) (362)
CareTrust REIT, Inc.(ö) (22,435) (384)
Chimera Investment Corp.(ö) (49,337) (412)
Cousins Properties, Inc.(ö) (13,022) (332)
Crown Castle International Corp.(ö) (412) (64)
Digital Realty Trust, Inc.(ö) (2,878) (415)
Easterly Government Properties, Inc.(ö) (15,618) (326)
eHealth, Inc.(Æ) (817) (55)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
32 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Global Payments, Inc. (2,412) (380)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (8,856) (371)
Houlihan Lokey , Inc. Class A (5,789) (363)
Marsh & McLennan Cos., Inc. (3,834) (397)
Medical Properties Trust, Inc.(ö) (14,544) (259)
Moelis & Co. Class A (9,888) (368)
Moody's Corp. (1,586) (417)
People's United Financial, Inc. (12,092) (129)
Progyny , Inc.(Æ) (3,536) (86)
RLI Corp. (2,201) (191)
Safehold , Inc.(Æ) (3,543) (244)
Truist Financial Corp. (11,897) (501)
Valley National Bancorp (13,931) (98)
(6,707)
Health Care - (1.5)%
10x Genomics, Inc. Class A(Æ) (866) (119)
Arena Pharmaceuticals, Inc.(Æ) (3,455) (296)
Arrowhead Pharmaceuticals, Inc.(Æ) (1,535) (88)
Bio- Techne Corp.(Æ) (1,655) (418)
Boston Scientific Corp.(Æ) (10,006) (343)
ChemoCentryx , Inc.(Æ) (758) (36)
Exact Sciences Corp.(Æ) (1,333) (165)
Guardant Health, Inc.(Æ) (1,240) (132)
Immunovant , Inc.(Æ) (2,929) (128)
Invitae Corp.(Æ) (5,470) (214)
Karuna Therapeutics, Inc.(Æ) (1,569) (127)
LHC Group, Inc.(Æ) (847) (183)
NeoGenomics , Inc.(Æ) (9,536) (374)
Premier, Inc. Class A (13,023) (426)
Reata Pharmaceuticals, Inc. Class A(Æ) (218) (25)
Repligen Corp.(Æ) (1,970) (328)
Seres Therapeutics, Inc.(Æ) (2,848) (79)
Teladoc Health, Inc.(Æ) (1,502) (295)
Veracyte , Inc.(Æ) (3,432) (119)
Y- mAbs Therapeutics, Inc.(Æ) (1,759) (75)
(3,970)
Materials and Processing - (0.2)%
AAON, Inc. (3,968) (232)
Compass Minerals International, Inc. (3,226) (195)
(427)
Producer Durables - (1.0)%
Albany International Corp. Class A (3,134) (160)
Altra Industrial Motion Corp. (9,703) (415)
Badger Meter, Inc. (6,457) (474)
ESCO Technologies, Inc. (3,942) (330)
Ingersoll Rand, Inc.(Æ) (12,866) (450)
L3Harris Technologies, Inc. (1,775) (286)
Repay Holdings Corp.(Æ) (10,492) (236)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stanley Black & Decker, Inc. (1,722) (286)
Workhorse Group, Inc.(Æ) (2,359) (36)
(2,673)
Technology - (2.1)%
Alteryx , Inc. Class A(Æ) (2,647) (332)
Analog Devices, Inc. (3,404) (403)
Appfolio , Inc. Class A(Æ) (2,212) (316)
Aspen Technology, Inc.(Æ) (2,711) (298)
Blackline, Inc.(Æ) (1,321) (129)
Booking Holdings, Inc.(Æ) (161) (261)
Cognex Corp. (6,381) (421)
Coupa Software, Inc.(Æ) (480) (128)
Entegris , Inc. (3,527) (264)
Envestnet , Inc.(Æ) (4,069) (312)
KLA Corp. (1,592) (314)
Mercury Systems, Inc.(Æ) (2,565) (177)
MongoDB, Inc.(Æ) (1,426) (326)
Motorola Solutions, Inc. (216) (34)
Q2 Holdings, Inc.(Æ) (3,967) (362)
Raytheon Technologies Corp.(Æ) (7,382) (401)
Roku, Inc.(Æ) (590) (119)
Salesforce.com, Inc.(Æ) (1,972) (458)
Trade Desk, Inc. (The) Class A(Æ) (218) (123)
Twilio , Inc. Class A(Æ) (1,335) (372)
(5,550)
Total Securities Sold Short
(proceeds $20,162) (23,161)
Other Assets and Liabilities, Net
- (0.2)%
(485)
Net Assets - 100.0%
258,625

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 33
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 31,392 $ — $ —
$ —
$ 31,392 12.1
Consumer Staples 31,963 — —
—
31,963 12.4
Energy 1,416 — —
—
1,416 0.5
Financial Services 52,717 — —
—
52,717 20.4
Health Care 37,199 — —
—
37,199 14.4
Materials and Processing 3,478 — —
—
3,478 1.3
Producer Durables 30,410 — —
—
30,410 11.8
Technology 78,163 — —
—
78,163 30.2
Utilities 6,094 — —
—
6,094 2.4
Short-Term Investments — — —
9,439
9,439 3.6
Total Investments 272,832 — — 9,439 282,271 109.1
Securities Sold Short* (23,161) — — — (23,161) (8.9)
Other Assets and Liabilities, Net (0.2)
100.0
* Refer to Schedule of Investments for details sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
34 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Fair Value of Derivative Instruments — October 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 371
Options written (1,682)
Total
$ (1,311)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Options written $ (64)
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 35
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 23,161 $ — $ 23,161
Total Financial and Derivative Liabilities
23,161 — 23,161
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 23,161 $ — $ 23,161
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 23,161 $ — $ 23,161 $ —
Total
$ 23,161 $ — $ 23,161 $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
36 Sustainable Equity Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 214,548
Investments, at fair value(>) ...........................................................................................................................................................
282,271
Receivables:
Dividends and interest ....................................................................................................................................................... 200
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 1,036
Fund shares sold ................................................................................................................................................................ 84
Total assets .................................................................................................................................................
283,592
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 1,367
Fund shares redeemed ....................................................................................................................................................... 92
Accrued fees to affiliates .................................................................................................................................................... 204
Other accrued expenses ..................................................................................................................................................... 143
Securities sold short, at fair value(‡) .............................................................................................................................................. 23,161
Total liabilities .............................................................................................................................................
24,967
Net Assets ............................................................................................................................................................
$ 258,625

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 37
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 100,228
Shares of beneficial interest ...........................................................................................................................................................
51
Additional paid-in capital ..............................................................................................................................................................
158,346
Net Assets ............................................................................................................................................................
$ 258,625
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 51.21
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 54.33
Class A — Net assets ............................................................................................................................................................. $ 19,681,969
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 384,367
Net asset value per share: Class C(#) .............................................................................................................................................
$ 50.27
Class C — Net assets ............................................................................................................................................................. $ 26,788,277
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 532,863
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 51.29
Class S — Net assets ............................................................................................................................................................. $ 201,213,758
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 3,922,867
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 51.18
Class Y — Net assets ............................................................................................................................................................. $ 10,940,826
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 213,791
Amounts in thousands
(‡)     Proceeds on securities sold short $ 20,162
(>)     Investments in affiliates, U.S. Cash Management Fund $ 9,439
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
38 Sustainable Equity Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 5,073
Dividends from affiliated funds ......................................................................................................................................... 154
Interest .............................................................................................................................................................................. 40
Securities lending income (net) ......................................................................................................................................... 16
Total investment income ...............................................................................................................................................................
5,283
Expenses
Advisory fees .................................................................................................................................................................... 1,573
Administrative fees ........................................................................................................................................................... 139
Custodian fees ................................................................................................................................................................... 130
Distribution fees - Class A ................................................................................................................................................ 51
Distribution fees - Class C ................................................................................................................................................ 218
Transfer agent fees - Class A ............................................................................................................................................ 41
Transfer agent fees - Class C ............................................................................................................................................. 58
Transfer agent fees - Class E (1) ....................................................................................................................................... 2
Transfer agent fees - Class S ............................................................................................................................................. 439
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 79
Registration fees ............................................................................................................................................................... 68
Shareholder servicing fees - Class C ................................................................................................................................. 73
Shareholder servicing fees - Class E (1) ............................................................................................................................ 3
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ...................................................................................................................................................................... 19
Dividends from securities sold short ................................................................................................................................. 556
Interest expense paid on securities sold short ................................................................................................................... 168
Miscellaneous ................................................................................................................................................................... 23
Expenses before reductions .............................................................................................................................................. 3,656
Expense reductions ........................................................................................................................................................... (204)
Net expenses .................................................................................................................................................................................
3,452
Net investment income (loss) ........................................................................................................................................................
1,831
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 54,195
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 371
Options written ................................................................................................................................................................. (1,682)
Securities sold short .......................................................................................................................................................... 560
Net realized gain (loss) ..................................................................................................................................................................
53,446
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (38,374)
Investments in affiliated funds .......................................................................................................................................... (6)
Options written ................................................................................................................................................................. (64)
Securities sold short .......................................................................................................................................................... (1,760)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (40,204)
Net realized and unrealized gain (loss) ......................................................................................................................................... 13,242
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 15,073
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 39
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,831 $ 4,188
Net realized gain (loss) ...................................................................................................................... 53,446 33,142
Net change in unrealized appreciation (depreciation) ....................................................................... (40,204) 25,039
Net increase (decrease) in net assets from operations ............................................................................. 15,073 62,369
Distributions
To shareholders
Class A .......................................................................................................................................... (2,471) (1,909)
Class C .......................................................................................................................................... (3,446) (2,695)
Class E (1) ..................................................................................................................................... (215) (186)
Class S ........................................................................................................................................... (27,883) (22,861)
Class Y .......................................................................................................................................... (1,364) (12,967)
Net decrease in net assets from distributions .......................................................................................... (35,379) (40,618)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (161,974) (70,396)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(182,280) (48,645)
Net Assets
Beginning of period .................................................................................................................................
440,905 489,550
End of period ..........................................................................................................................................
$ 258,625 $ 440,905

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
40 Sustainable Equity Fund
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 53 $ 2,719 25 $ 1,300
Proceeds from reinvestment of distributions 48 2,444 41 1,858
Payments for shares redeemed (112) (5,485) (120) (6,074)
Net increase (decrease)
(11) (322) (54) (2,916)
Class C
Proceeds from shares sold 19 912 20 1,004
Proceeds from reinvestment of distributions 67 3,380 59 2,668
Payments for shares redeemed (138) (6,914) (155) (7,779)
Net increase (decrease)
(52) (2,622) (76) (4,107)
Class E(1)
Proceeds from shares sold 2 125 5 292
Proceeds from reinvestment of distributions 4 214 4 182
Payments for shares redeemed (41) (2,049) (17) (907)
Net increase (decrease)
(35) (1,710) (8) (433)
Class S
Proceeds from shares sold 253 12,589 194 9,546
Proceeds from reinvestment of distributions 516 26,374 474 21,744
Payments for shares redeemed (1,252) (62,957) (1,489) (74,957)
Net increase (decrease)
(483) (23,994) (821) (43,667)
Class Y
Proceeds from shares sold 7 285 71 3,559
Proceeds from reinvestment of distributions 27 1,364 283 12,966
Payments for shares redeemed (2,422) (134,975) (692) (35,798)
Net increase (decrease)
(2,388) (133,326) (338) (19,273)
Total increase (decrease)
(2,969) $ (161,974) (1,297) $ (70,396)

Russell Investment Company
Sustainable Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
42 Sustainable Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income
(Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 54.96 .25 2.3 4 2.5 9 (.25) (6.09)
October 31, 2019 52.52 .35 6.46 6.81 (.33) (4.04)
October 31, 2018 53.93 .29 3.46 3.75 (.34) (4.82)
October 31, 2017 49.22 .34 8.20 8.54 (.30) (3.53)
October 31, 2016 47.76 .45 1.55 2.00 (.54) —
Class C
October 31, 2020 54.23 (.13) 2.30 2.17 (.04) (6.09)
October 31, 2019 52.01 (.04) 6.38 6.34 (.08) (4.04)
October 31, 2018 53.53 (.11) 3.43 3.32 (.02) (4.82)
October 31, 2017 48.98 (.04) 8.15 8.11 (.03) (3.53)
October 31, 2016 47.52 .10 1.53 1.63 (.17) —
Class S
October 31, 2020 55.06 .39 2.33 2.72 (.40) (6.09)
October 31, 2019 52.60 .50 6.47 6.97 (.47) (4.04)
October 31, 2018 54.01 .44 3.47 3.91 (.50) (4.82)
October 31, 2017 49.29 .47 8.23 8.70 (.45) (3.53)
October 31, 2016 47.82 .59 1.53 2.12 (.65) —
Class Y
October 31, 2020 54.95 .33 2.4 7 2. 80 (.48) (6.09)
October 31, 2019 52.51 .57 6.46 7.03 (.55) (4.04)
October 31, 2018 53.93 .52 3.46 3.98 (.58) (4.82)
October 31, 2017 49.22 .57 8.21 8.78 (.54) (3.53)
October 31, 2016 47.75 .70 1.52 2.22 (.75) —

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 43
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(j)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(g)(j)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(6.34) 51.21 4.75 19,682 1.42 1.38 .48 90
(4.37) 54.96 14.69 21,731 1.43 1.43 .68 71
(5.16) 52.52 7.17 23,608 1.44 1.44 .54 67
(3.83) 53.93 18.25 26,181 1.37 1.37 .67 99
(.54) 49.22 4.21 28,450 1.26 1.26 .93 94
(6.13) 50.27 3.96 26,788 2.17 2.13 (.27) 90
(4.12) 54.23 13.80 31,720 2.18 2.18 (.08) 71
(4.84) 52.01 6.36 34,361 2.19 2.19 (.21) 67
(3.56) 53.53 17.36 41,987 2.12 2.12 (.08) 99
(.17) 48.98 3.43 43,815 2.01 2.01 .20 94
(6.49) 51.29 5.03 201,214 1.17 1.09 .77 90
(4.51) 55.06 15.03 242,569 1.19 1.15 .97 71
(5.32) 52.60 7.49 274,932 1.19 1.15 .83 67
(3.98) 54.01 18.57 311,079 1.12 1.09 .91 99
(.65) 49.29 4.46 181,534 1.01 1.01 1.21 94
(6.57) 51.18 5. 2 1 10,941 .90 .87 .64 90
(4.59) 54.95 15.19 142,970 .99 .99 1.10 71
(5.40) 52.51 7.65 154,392 .99 .99 .99 67
(4.07) 53.93 18.79 203,480 .92 .92 1.11 99
(.75) 49.22 4.67 215,913 .81 .81 1.46 94

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
44 Sustainable Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 124,802
Administration fees 11,415
Distribution fees 22,540
Shareholder servicing fees 6,071
Transfer agent fees 37,681
Trustee fees 1,821
$ 204,330
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 8,475 $ 48,385 $ 56,860 $ — $ — $ — $ 78 $ —
U.S. Cash Management Fund 25,905 280,678 297,140 2 (6) 9,439 154 —
$ 34,380 $ 329,063 $ 354,000 $ 2 $ (6) $ 9,439 $ 232 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 198, 121 , 576 $ 71,500 , 332 $ (10,512 , 717 ) $ 60 , 987 , 615 $ 8 , 860 , 468 $ 30 , 378,374
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 7,492,230 $ 27,886,517 $ — $ 9,263,777 $ 31,354,388 $ —
Total distributable earnings (losses)
$ (15,720)
Additional paid-in capital
15,720

Russell Investment Company
U.S. Dynamic Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
46 U.S. Dynamic Equity Fund
U.S. Dynamic Equity Fund
-
Class A
‡
Total
Return
1 Year 0 .78%
5 Years 7 .52%§
10 Years 10 .56%§
U.S. Dynamic Equity Fund
-
Class C
Total
Return
1 Year 6 .18%
5 Years 8 .00%§
10 Years 10 .39%§
U.S. Dynamic Equity Fund
-
Class S
Total
Return
1 Year 7 .22%
5 Years 9 .13%§
10 Years 11 .51%§
U.S. Dynamic Equity Fund
-
Class Y
‡‡
Total
Return
1 Year 7 .43%
5 Years 9 .28%§
10 Years 11 .70%§
Russell 1000
®
Dynamic Index
TM
**
Total
Return
1 Year 14 .83%
5 Years 11 .61%§
10 Years 12 .76%§
U.S. Dynamic Equity Linked Benchmark***
Total
Return
1 Year 14 .83%
5 Years 11 .61%§
10 Years 13 .44%§

Russell Investment Company
U.S. Dynamic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
U.S. Dynamic Equity Fund 47
The U.S. Dynamic Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class S and Class Y Shares gained 6.95%, 6.18%,
7.22% and 7.43%, respectively. This is compared to the Fund’s benchmark, the Russell 1000
®
Dynamic Index™, which gained
14.83% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
6.05%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
Investor sentiment was volatile during the fiscal year given the global spread of the coronavirus and the uncertainty around its progression, the extent of economic damage and the effectiveness of global policy response. In March and April, governments
worldwide implemented strict measures, including social
distancing, business closures, travel restrictions and quarantines.
These necessary health measures adversely affected the global economy and financial markets. To offset the impact, central banks and governments around the globe stepped in to provide monetary and fiscal stimulus. During the second half of 2020, the U.S. economy saw increased activity with job gains and
consumption markedly accelerating. Historic fiscal and monetary stimulus supported these trends, as well as the recovery of equity markets.
Over the fiscal year, growth stocks outperformed value stocks and large cap stocks outperformed small cap stocks. The coronavirus accelerated trends in e-commerce, cloud computing, online
advertising and remote work. The accelerated search for a
coronavirus vaccine and treatment also provided a tailwind for companies in the health care sector. On the other side, airlines, oil & gas companies and banks were hit particularly hard by the pandemic. Information technology and health care were among
the best performing sectors while energy and financials sectors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to moderately
priced securities with low price momentum as well as companies with lower financial leverage. The overall impact of these factor allocations was negative over the year.
Sector allocation decisions were moderately beneficial, including an overweight to the information technology sector and an
underweight to the consumer staples sector. Stock selection by the Fund’s money managers was the primary driver of relative underperformance during the period, led by underperforming
holdings within the information technology, consumer
discretionary and health care sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Jackson
Square Partners, LLC was the best performing money manager
for the period and performed in line with the Russell 1000
®
Growth Index. The money manager’s tilt toward stocks with
below benchmark market capitalization held back returns. Sector allocation decisions were positive, including underweights to the industrials and consumer staples sectors.
Pzena Investment Management, LLC was the worst performing
money manager for the period and underperformed the Russell
1000
®
Value Index. A tilt toward stocks with low valuation and
low momentum held back returns. Overweights to the financials and energy sectors were not rewarded. Stock selection within the

Russell Investment Company
U.S. Dynamic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
48 U.S. Dynamic Equity Fund
consumer discretionary and industrials sectors was a meaningful driver of underperformance.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. During the fiscal year, the strategy underperformed the Russell 1000
®
Dynamic Index™,
particularly as exposure to lower valuation was not beneficial.
From a sector perspective, overweights to the utilities and real estate sectors detracted from benchmark-relative performance.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Jackson Square Partners, LLC Growth
Jacobs Levy Equity Management, Inc. Market Oriented
Pzena Investment Management, LLC Value
* Assumes initial investment on November 1, 2010.
** The Russell 1000
®
Dynamic Index
TM
measures the performance of the large-cap dynamic segment of the U.S. equity universe. It includes the Russell 1000
®
Index companies with relatively less stable business conditions which are more sensitive to economic cycle, credit cycle and market volatility based on their stability variables. Stability is measured in terms of volatility (price and earnings), leverage, and return on assets.
*** The U.S. Dynamic Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The U.S. Dynamic Equity Linked Benchmark represents the returns of the Russell 1000
®
Growth Index
through August 14, 2012 and the returns of the Russell 1000
®
Dynamic Index
TM
thereafter.
‡ The Fund’s performance inception date for Class A Shares was August 15, 2012.  The returns shown for Class A Shares prior to that date are the returns of Class
E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.  Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class E Shares.
‡‡ The Fund’s performance inception date for Class Y Shares was August 15, 2012.  The returns shown for Class Y Shares prior to that date are the returns of the
Fund’s Class I Shares. Class Y Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I
Shares. Class I Shares are no longer offered and were reclassified as S Shares on August 18, 2017.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
U.S. Dynamic Equity Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
U.S. Dynamic Equity Fund 49
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,145.70 $ 1,017.95
Expenses Paid During Period* $ 7.71 $ 7.25
* Expenses are equal to the Fund's annualized expense ratio of 1.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,141.70 $ 1,014.13
Expenses Paid During Period* $ 11.79 $ 11. 0 9
* Expenses are equal to the Fund's annualized expense ratio of 2.19%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,147.90 $ 1,019.41
Expenses Paid During Period* $ 6.15 $ 5.79
* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Dynamic Equity Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
50 U.S. Dynamic Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,149.00 $ 1,020.01
Expenses Paid During Period* $ 5.51 $ 5.18
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks – 103.3%
Consumer Discretionary - 20.0%
Altice USA, Inc. Class A(Æ) 8,692 234
Amazon.com, Inc.(Æ)(Û) 2,233 6,781
Amerco , Inc.(Ð) 497 173
AutoZone, Inc.(Æ)(Ð)(Û) 392 443
Burlington Stores, Inc.(Æ) 727 141
Cable One, Inc. 269 466
Carnival Corp.(Ñ) 10,307 141
Central Garden & Pet Co. Class A(Æ) 1,678 59
Charter Communications, Inc. Class A(Æ)
(Ð)(Û) 4,308 2,602
Chipotle Mexican Grill, Inc. Class A(Æ) 199 239
Comcast Corp. Class A 4,003 169
Darden Restaurants, Inc. 735 68
Dollar Tree, Inc.(Æ) 425 38
Domino's Pizza, Inc.(Ð) 1,424 539
DR Horton, Inc. 1,429 95
eBay, Inc. 1,176 56
Five Below, Inc.(Æ) 533 71
Floor & Decor Holdings, Inc. Class A(Æ) 793 58
Ford Motor Co.(Û) 184,778 1,429
Fox Corp. Class A 1,840 49
General Motors Co.(Û) 24,274 838
Gildan Activewear , Inc. Class A 31,160 647
Goodyear Tire & Rubber Co. (The) 25,837 214
Graham Holdings Co. Class B 301 114
H&R Block, Inc.(Ð) 10,792 186
Home Depot, Inc. (The) 109 29
Jack in the Box, Inc.(Ð) 730 58
Kohl's Corp. 2,084 44
Lear Corp. 6,351 767
Lennar Corp. Class A 2,377 167
Liberty Media Corp. Class A(Æ)(Ð) 6,511 224
LKQ Corp.(Æ) 3,016 96
Lowe's Cos., Inc.(Û) 5,696 901
Lululemon Athletica , Inc.(Æ) 611 195
Madison Square Garden Sports Corp. Class
A(Æ) 1,822 258
Marriott Vacations Worldwide Corp. 460 44
MGM Resorts International 2,333 48
Mohawk Industries, Inc.(Æ) 4,972 513
Netflix, Inc.(Æ) 3,557 1,692
Newell Rubbermaid, Inc. 26,023 460
Nike, Inc. Class B 13,908 1,670
Pool Corp. 171 60
PulteGroup, Inc. 3,175 129
PVH Corp. 8,156 475
Rent-A-Center, Inc. Class A 1,975 61
Scientific Games Corp. Class A(Æ) 4,904 156
Spotify Technology SA(Æ) 234 56
Starbucks Corp.(Û) 22,921 1,993
Target Corp. 1,767 269
Tempur Sealy International, Inc.(Æ) 596 53
Tesla, Inc.(Æ) 1,490 578
Thor Industries, Inc.(Ñ) 588 50
TJX Cos., Inc. (The) 2,366 120
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Toll Brothers, Inc. 2,120 90
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 495 102
VF Corp. 1,135 76
Visteon Corp.(Æ)(Ð) 2,057 184
Walt Disney Co. (The) 2,663 323
Wayfair, Inc. Class A(Æ) 147 36
Wingstop , Inc. 977 114
Yum! Brands, Inc. 968 90
28,031
Consumer Staples - 1.9%
Altria Group, Inc. 1,451 52
Archer-Daniels-Midland Co. 862 40
Bunge, Ltd. 6,785 385
Coca-Cola Consolidated, Inc. 318 73
Constellation Brands, Inc. Class A 237 39
CVS Health Corp. 2,033 114
Herbalife Nutrition, Ltd.(Æ) 2,740 124
Hershey Co. (The)(Û) 1,783 245
Kimberly-Clark Corp.(Û) 4,012 532
Kroger Co. (The)(Ð)(Û) 9,162 295
Medifast , Inc. 518 73
Mondelez International, Inc. Class A 552 29
Monster Beverage Corp.(Æ) 1,314 101
Philip Morris International, Inc. 1,724 122
Pilgrim's Pride Corp.(Æ) 3,931 66
Spectrum Brands Holdings, Inc. 2,238 127
Tyson Foods, Inc. Class A 696 40
US Foods Holding Corp.(Æ) 2,429 51
USANA Health Sciences, Inc.(Æ) 837 63
Walgreens Boots Alliance, Inc. 1,782 61
2,632
Energy - 2.7%
Apache Corp.(Ð) 16,554 137
Cenovus Energy, Inc. 53,881 177
Chevron Corp. 3,837 267
ConocoPhillips 4,167 119
Continental Resources, Inc.(Ð) 2,982 36
Devon Energy Corp. 10,937 98
EOG Resources, Inc. 2,450 84
Exxon Mobil Corp. 14,630 476
Halliburton Co. 47,638 574
HollyFrontier Corp. 2,300 43
Kinder Morgan, Inc. 9,225 110
Marathon Petroleum Corp. 4,096 121
National Oilwell Varco, Inc. 25,634 215
Occidental Petroleum Corp.(Ð) 21,690 198
ONEOK, Inc. 2,796 81
Phillips 66 2,099 98
Pioneer Natural Resources Co. 3,725 296
Royal Dutch Shell PLC Class A - ADR(Ñ) 11,753 300
Targa Resources Corp.(Ð) 7,012 113
Valero Energy Corp. 1,263 49
World Fuel Services Corp. 4,175 88

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
52 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xcel Energy, Inc. 1,197 84
3,764
Financial Services – 21.3%
Affiliated Managers Group, Inc. 410 31
Alexandria Real Estate Equities, Inc.(ö) 354 54
Alleghany Corp.(Ð) 383 209
Allstate Corp. (The)(Ð)(Û) 4,423 393
Ally Financial, Inc.(Ð) 7,577 202
American Equity Investment Life Holding
Co. 1,690 42
American Homes 4 Rent Class A(ö) 1,942 55
American International Group, Inc. 29,795 938
American Tower Corp.(ö) 296 68
Ameriprise Financial, Inc. 679 109
Aon PLC Class A 443 82
Assurant, Inc. 668 83
Assured Guaranty, Ltd. 2,670 68
Athene Holding, Ltd. Class A(Æ) 1,523 49
AvalonBay Communities, Inc.(ö) 415 58
Axis Capital Holdings, Ltd.(Ð) 15,113 645
Axos Financial, Inc.(Æ)(Ð) 2,601 71
Bank of America Corp. 30,976 734
Bank of New York Mellon Corp. (The) 15,398 529
Berkshire Hathaway, Inc. Class B(Æ) 224 45
BlackRock, Inc. Class A 81 49
Brighthouse Financial, Inc.(Æ) 8,221 272
Brixmor Property Group, Inc.(ö) 6,399 70
Camden Property Trust(ö) 1,105 102
Capital One Financial Corp.(Û) 18,251 1,333
CBRE Group, Inc. Class A(Æ) 2,808 142
Charles Schwab Corp. (The)(Ð)(Û) 5,311 219
Chubb, Ltd. 558 72
Citigroup, Inc. 26,141 1,083
Crown Castle International Corp.(ö) 526 82
CubeSmart (ö) 1,456 49
Digital Realty Trust, Inc.(ö) 456 66
Discover Financial Services(Ð) 6,115 398
Douglas Emmett, Inc.(ö) 2,904 69
Duke Realty Corp.(ö) 1,273 48
Equinix , Inc.(Æ)(ö) 283 207
Equitable Holdings, Inc. 24,046 517
Equity LifeStyle Properties, Inc. Class A(ö) 4,553 269
Equity Residential(ö) 1,058 50
Essex Property Trust, Inc.(ö) 333 68
Extra Space Storage, Inc.(ö) 486 56
First Industrial Realty Trust, Inc.(ö) 1,039 41
First Republic Bank 1,257 159
Fiserv, Inc.(Æ) 1,475 141
Four Corners Property Trust, Inc.(ö) 4,165 106
Gaming and Leisure Properties, Inc.(Ð)(ö) 8,579 312
GEO Group, Inc. (The)(ö) 5,405 48
Global Payments, Inc. 1,039 164
Goldman Sachs Group, Inc. (The) 3,237 612
Green Dot Corp. Class A(Æ)(Ð) 3,835 204
Hilltop Holdings, Inc. 4,197 96
Host Hotels & Resorts, Inc.(ö) 4,724 50
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hudson Pacific Properties, Inc.(ö) 2,456 47
Interactive Brokers Group, Inc. Class A(Ð) 3,325 158
Intercontinental Exchange, Inc. 5,988 565
Invitation Homes, Inc.(ö) 10,529 287
JBG Smith Properties(ö) 2,248 52
JPMorgan Chase & Co. 9,530 934
Kemper Corp. 699 43
Kilroy Realty Corp.(ö) 1,567 74
KKR & Co., Inc. Class A 39,531 1,350
Life Storage, Inc.(Æ)(ö) 629 72
Lincoln National Corp. 2,340 82
LPL Financial Holdings, Inc. 1,341 107
Markel Corp.(Æ) 332 310
MasterCard, Inc. Class A 6,623 1,912
Mercury General Corp.(Ð) 581 24
MetLife, Inc.(Ð)(Û) 28,485 1,078
Mid-America Apartment Communities, Inc.
(ö) 941 110
Morgan Stanley 9,768 470
National Health Investors, Inc.(Ð)(ö) 2,642 148
New Residential Investment Corp.(ö) 12,452 93
PayPal Holdings, Inc.(Æ) 12,514 2,329
PNC Financial Services Group, Inc. (The) 288 32
Popular, Inc. 1,250 53
Primerica, Inc. 559 62
Prologis, Inc.(ö) 702 70
Prudential Financial, Inc. 958 61
Public Storage(ö) 148 34
Raymond James Financial, Inc.(Ð) 2,979 228
Reinsurance Group of America, Inc. Class
A(Ð) 2,812 284
RenaissanceRe Holdings, Ltd. 1,538 249
SBA Communications Corp.(ö) 133 39
Simon Property Group, LP(ö) 1,247 78
SLM Corp. 4,686 43
Spirit Realty Capital, Inc.(ö) 4,806 144
Starwood Property Trust, Inc.(ö) 7,364 103
State Street Corp.(Ð) 7,240 426
Sun Communities, Inc.(ö) 458 63
Synchrony Financial 18,066 452
Travelers Cos., Inc. (The)(Ð)(Û) 4,167 503
Truist Financial Corp. 3,088 130
UBS Group AG(Ñ) 33,701 394
UDR, Inc.(ö) 3,066 96
Unum Group 9,278 164
US Bancorp 2,470 96
Ventas, Inc.(ö) 1,826 72
Visa, Inc. Class A 13,983 2,540
Voya Financial, Inc. 13,556 650
Weingarten Realty Investors(ö) 4,927 78
Wells Fargo & Co. 35,622 764
Welltower , Inc.(ö) 850 46
29,818
Health Care - 11.6%
Abbott Laboratories 1,315 138
AbbVie, Inc. 2,788 237

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Acadia Healthcare Co., Inc.(Æ) 1,485 53
Agios Pharmaceuticals, Inc.(Æ)(Ð) 2,298 92
Alexion Pharmaceuticals, Inc.(Æ) 1,387 160
Align Technology, Inc.(Æ) 146 62
Alkermes PLC(Æ)(Ð) 13,148 214
Alnylam Pharmaceuticals, Inc.(Æ) 272 33
AmerisourceBergen Corp. Class A 4,604 442
Amgen, Inc. 527 114
Anthem, Inc.(Æ)(Û) 3,044 831
Apellis Pharmaceuticals, Inc.(Æ) 1,076 34
Becton Dickinson and Co. 195 45
Biogen, Inc.(Æ) 354 89
BioMarin Pharmaceutical, Inc.(Æ)(Ð)(Û) 2,909 217
Bio- Techne Corp.(Æ) 445 112
Bluebird Bio, Inc.(Æ)(Ð) 2,824 146
Boston Scientific Corp.(Æ) 1,430 49
Bristol-Myers Squibb Co. 3,269 191
Bruker Corp. 1,159 49
Cardinal Health, Inc. 12,952 593
Centene Corp.(Æ) 1,881 111
Cerner Corp. 626 44
Change Healthcare, Inc.(Æ) 3,082 44
Charles River Laboratories International,
Inc.(Æ) 565 129
Cigna Corp. 1,262 211
DexCom , Inc.(Æ) 177 57
Edwards Lifesciences Corp.(Æ) 22,968 1,648
FibroGen , Inc.(Æ)(Ð) 649 25
Gilead Sciences, Inc.(Ð)(Û) 12,702 739
HCA Healthcare, Inc. 1,071 133
Humana, Inc. 1,966 785
ICU Medical, Inc.(Æ)(Ð) 865 154
Illumina, Inc.(Æ) 4,235 1,240
Incyte Corp.(Æ)(Û) 5,081 440
Intuitive Surgical, Inc.(Æ) 2,234 1,490
Ionis Pharmaceuticals, Inc.(Æ) 1,231 58
IQVIA Holdings, Inc.(Æ) 8,820 1,358
Jazz Pharmaceuticals PLC(Æ)(Ð) 3,077 443
Laboratory Corp. of America Holdings(Æ) 495 99
Magellan Health, Inc.(Æ) 537 39
McKesson Corp.(Ð) 6,653 981
Merit Medical Systems, Inc.(Æ) 1,296 65
Moderna , Inc.(Æ) 582 39
Molina Healthcare, Inc.(Æ) 2,118 395
Mylan NV(Æ)(Ð) 31,732 461
Perrigo Co. PLC 727 32
Regeneron Pharmaceuticals, Inc.(Æ) 178 97
ResMed , Inc. 277 53
Sage Therapeutics, Inc.(Æ)(Ð) 1,441 106
United Therapeutics Corp.(Æ) 3,082 414
Universal Health Services, Inc. Class B 811 89
Veeva Systems, Inc. Class A(Æ) 387 105
Vertex Pharmaceuticals, Inc.(Æ) 606 126
West Pharmaceutical Services, Inc. 424 115
16,226
Materials and Processing - 3.3%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Acuity Brands, Inc. 931 83
Albemarle Corp. 422 39
Ashland Global Holdings, Inc. 4,376 305
Ball Corp. 15,658 1,394
Berry Plastics Group, Inc.(Æ) 1,082 50
Boise Cascade Co. 1,619 62
Cabot Corp. 2,189 83
Copart , Inc.(Æ) 1,009 111
Crown Holdings, Inc.(Æ) 497 43
Dow, Inc.(Ð) 24,015 1,093
DowDuPont , Inc. 2,149 122
Eastman Chemical Co. 957 77
Element Solutions, Inc.(Æ) 11,269 132
Graphic Packaging Holding Co. 3,859 51
Hexcel Corp. 1,344 45
Louisiana-Pacific Corp.(Ð) 6,816 195
LyondellBasell Industries NV Class A 438 30
Masco Corp. 1,922 103
Newmont Corp. 1,568 99
Nucor Corp. 1,056 50
O-I Glass, Inc. Class I(Ð) 15,979 151
PPG Industries, Inc. 653 85
Resideo Technologies, Inc.(Æ) 3,126 32
Westrock Co. 1,845 69
WR Grace & Co. 3,926 171
4,675
Producer Durables - 7.2%
AGCO Corp. 5,314 409
Avalara, Inc.(Æ) 535 80
Booz Allen Hamilton Holding Corp. Class A 450 35
Caterpillar, Inc. 773 121
CoStar Group, Inc.(Æ) 195 161
CSX Corp. 1,819 144
Curtiss-Wright Corp. 561 47
Deere & Co. 772 174
Delta Air Lines, Inc. 3,792 116
Eaton Corp. PLC 902 94
EMCOR Group, Inc. 2,044 139
Expeditors International of Washington, Inc.
(Û) 4,534 401
frontdoor , Inc.(Æ) 3,272 130
General Dynamics Corp. 501 66
General Electric Co. 134,081 995
HD Supply Holdings, Inc.(Æ) 2,955 118
HEICO Corp. 368 39
Herman Miller, Inc. 5,207 159
Howmet Aerospace, Inc.(Û) 12,304 212
Huntington Ingalls Industries, Inc. 339 50
Insperity , Inc. 2,983 228
JB Hunt Transport Services, Inc. 803 98
Johnson Controls International PLC(Æ) 5,579 235
Keysight Technologies, Inc.(Æ) 603 63
L3Harris Technologies, Inc. 873 141
Landstar System, Inc. 2,684 335
ManpowerGroup , Inc. 3,512 238
Norfolk Southern Corp. 582 122

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
54 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northrop Grumman Corp. 146 42
PACCAR, Inc. 581 50
Quanta Services, Inc. 1,658 104
Rush Enterprises, Inc. Class A 1,630 58
Southwest Airlines Co. 2,228 88
Square, Inc. Class A(Æ) 777 120
Stanley Black & Decker, Inc. 3,934 654
StoneCo , Ltd. Class A(Æ) 1,314 69
Textron, Inc.(Ð)(Û) 16,174 579
TriNet Group, Inc.(Æ) 1,765 122
Union Pacific Corp. 1,001 177
United Airlines Holdings, Inc.(Æ) 1,806 61
United Parcel Service, Inc. Class B 869 137
United Rentals, Inc.(Æ) 719 128
Waste Management, Inc. 13,599 1,467
WESCO International, Inc.(Æ) 4,168 172
Westinghouse Air Brake Technologies Corp. 10,980 651
Xerox Holdings Corp.(Ð) 5,297 92
Zebra Technologies Corp. Class A(Æ) 381 108
10,029
Technology - 32.5%
Adobe, Inc.(Æ) 2,326 1,040
Advanced Micro Devices, Inc.(Æ) 2,314 174
Akamai Technologies, Inc.(Æ) 1,111 106
Alphabet, Inc. Class A(Æ) 977 1,579
Alphabet, Inc. Class C(Æ) 1,038 1,683
Amkor Technology, Inc.(Ð) 5,084 60
Anaplan, Inc.(Æ) 970 54
Ansys , Inc.(Æ) 133 40
Apple, Inc. 29,410 3,201
Applied Materials, Inc. 4,052 240
Arista Networks, Inc.(Æ) 808 169
Arrow Electronics, Inc.(Æ) 4,073 317
Autodesk, Inc.(Æ) 6,427 1,514
Avnet, Inc. 10,021 248
Booking Holdings, Inc.(Æ) 196 318
Box, Inc. Class A(Æ) 8,575 133
Broadcom, Inc. 360 126
CACI International, Inc. Class A(Æ) 226 47
Cadence Design Systems, Inc.(Æ) 1,497 164
CDW Corp. 614 75
Ceridian HCM Holding, Inc.(Æ)(Ð) 2,121 183
Ciena Corp.(Æ) 5,191 205
Cirrus Logic, Inc.(Æ) 4,886 336
Cognizant Technology Solutions Corp. Class
A 9,292 664
Coherent, Inc.(Æ) 319 40
CommScope Holding Co., Inc.(Æ) 21,672 193
CommVault Systems, Inc.(Æ) 5,385 213
Cornerstone OnDemand , Inc.(Æ) 6,087 231
Corteva , Inc. Class W 16,366 540
Coupa Software, Inc.(Æ) 4,970 1,330
CSG Systems International, Inc.(Ð) 1,968 75
Dell Technologies, Inc. Class C(Æ) 7,704 465
DocuSign, Inc.(Æ) 376 76
Dropbox, Inc. Class A(Æ) 17,266 315
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Electronic Arts, Inc. 1,154 138
Entegris , Inc. 1,575 118
EPAM Systems, Inc.(Æ) 377 116
Etsy, Inc.(Æ) 501 61
Facebook, Inc. Class A(Æ) 881 232
FireEye, Inc.(Æ)(Ð) 16,388 227
Fortinet, Inc.(Æ) 4,701 518
GoDaddy , Inc. Class A(Æ)(Ð) 3,482 246
Hewlett Packard Enterprise Co. Class H(Ð) 96,367 832
HP, Inc. 32,859 590
Intel Corp. 2,711 120
Intuit, Inc. 459 144
Jabil Circuit, Inc. 3,995 132
Juniper Networks, Inc.(Ð) 14,515 286
KLA Corp. 769 152
Lam Research Corp. 610 209
Leidos Holdings, Inc. 1,486 123
Marvell Technology Group, Ltd. 2,793 105
Match Group, Inc.(Æ) 15,559 1,817
Medallia , Inc.(Æ) 1,669 47
Micron Technology, Inc.(Æ)(Û) 652 33
Microsoft Corp.(Û) 29,993 6,072
MKS Instruments, Inc. 616 67
Monolithic Power Systems, Inc. 496 159
NCR Corp.(Æ) 9,321 189
NetApp, Inc.(Ð) 9,211 404
NetScout Systems, Inc.(Æ) 5,931 122
New Relic, Inc.(Æ) 2,186 133
NortonLifeLock , Inc.(Æ) 5,262 108
Nutanix , Inc. Class A(Æ) 3,445 84
NVIDIA Corp. 1,017 510
Okta , Inc.(Æ) 554 116
Palo Alto Networks, Inc.(Æ) 1,400 310
Paycom Software, Inc.(Æ) 5,104 1,858
Perspecta , Inc. 1,675 30
Progress Software Corp. 3,197 116
Proofpoint , Inc.(Æ) 487 47
Pure Storage, Inc. Class A(Æ) 6,174 99
QUALCOMM, Inc.(Û) 4,894 603
Rambus, Inc.(Æ)(Ð) 5,549 77
Raytheon Technologies Corp.(Æ) 3,213 175
RealPage , Inc.(Æ) 882 49
Salesforce.com, Inc.(Æ) 2,027 471
ServiceNow , Inc.(Æ) 5,025 2,500
Sonos , Inc.(Æ)(Û) 6,373 93
Synaptics , Inc.(Æ) 3,731 286
SYNNEX Corp. 471 62
Synopsys, Inc.(Æ) 882 189
Take-Two Interactive Software, Inc.(Æ) 2,575 399
Tenable Holdings, Inc.(Æ) 2,805 96
Teradata Corp.(Æ)(Ð) 8,328 153
Teradyne, Inc. 1,328 117
Trade Desk, Inc. (The) Class A(Æ) 235 133
Twilio , Inc. Class A(Æ) 8,604 2,400
Tyler Technologies, Inc.(Æ) 106 41
Uber Technologies, Inc.(Æ) 63,994 2,138
Varonis Systems, Inc.(Æ) 1,561 180

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verint Systems, Inc.(Æ)(Ð) 4,074 198
VeriSign, Inc.(Æ) 2,265 432
Western Digital Corp. 9,737 367
Wix.com, Ltd.(Æ) 3,579 885
Workday, Inc. Class A(Æ) 727 153
Workiva , Inc.(Æ) 913 50
Yelp, Inc. Class A(Æ) 7,815 154
Zendesk , Inc.(Æ) 477 53
Zoom Video Communications, Inc. Class
A(Æ) 297 137
Zscaler , Inc.(Æ)(Ð) 1,305 177
Zynga, Inc. Class A(Æ) 4,604 41
45,633
Utilities - 2.8%
Ameren Corp. 725 59
American Electric Power Co., Inc. 1,546 139
AT&T, Inc. 6,114 165
Baker Hughes, a GE Co. LLC 47,430 702
CenturyLink, Inc. 4,996 43
Cheniere Energy, Inc.(Æ) 1,169 56
CMS Energy Corp. 750 47
Cogent Communications Holdings, Inc.(Ð) 2,630 147
Consolidated Edison Co., Inc. 1,747 137
Dominion Energy, Inc. 1,049 84
Duke Energy Corp. 1,011 93
Edison International 4,148 232
International Business Machines Corp. 908 101
NextEra Energy, Inc. 3,652 267
NRG Energy, Inc. 21,586 683
Pinnacle West Capital Corp. 1,953 159
Portland General Electric Co. 3,122 123
Public Service Enterprise Group, Inc. 1,010 59
RingCentral, Inc. Class A(Æ) 229 59
Sempra Energy 650 81
Southern Co. (The) 2,255 130
T-Mobile US, Inc.(Æ) 1,224 134
Verizon Communications, Inc. 3,062 175
Vistra Corp.(Ð) 6,385 111
3,986
Total Common Stocks
(cost $120,969) 144,794
Warrants and Rights - 0.0%
Bristol-Myers Squibb Co. (Æ) 1,154
4
2021 Rights
Total Warrants and Rights
(cost $2) 4
Short-Term Investments - 4.2%
U.S. Cash Management Fund(@) 5,933,419 (∞) 5,932
Total Short-Term Investments
(cost $5,932) 5,932
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×) 866,690 (∞)
867
Total Other Securities
(cost $867) 867
Total Investments – 108.1%
(identified cost $127,770) 151,597
Securities Sold Short - (7.5)%
Consumer Discretionary - (0.8)%
Callaway Golf Co. (10,476) (162)
Carvana Co.(Æ) (378) (70)
Fox Factory Holding Corp.(Æ) (1,338) (112)
Gap, Inc. (The) (3,716) (72)
Leggett & Platt, Inc. (4,340) (181)
Monro Muffler Brake, Inc. (716) (30)
Newell Rubbermaid, Inc. (4,436) (78)
Nordstrom, Inc. (639) (8)
ViacomCBS , Inc. Class B (7,487) (214)
Walt Disney Co. (The) (1,505) (182)
(1,109)
Energy - (0.1)%
ChampionX Corp.(Æ) (10,538) (92)
Southwestern Energy Co.(Æ) (5,307) (14)
(106)
Financial Services - (2.4)%
AGNC Investment Corp.(Æ) (12,915) (180)
Annaly Capital Management, Inc.(ö) (34,098) (242)
Apollo Commercial Real Estate Finance,
Inc.(ö) (19,692) (171)
Apollo Global Management, Inc. (4,489) (165)
Ares Management Corp. Class A (1,222) (52)
CareTrust REIT, Inc.(ö) (3,762) (64)
Carlyle Group, Inc. (The) (4,983) (124)
Chimera Investment Corp.(ö) (23,500) (196)
Fiserv, Inc.(Æ) (577) (55)
Global Payments, Inc. (1,019) (161)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (4,434) (186)
KKR & Co., Inc. Class A (6,040) (206)
Marsh & McLennan Cos., Inc. (1,672) (173)
Moelis & Co. Class A (5,740) (214)
New Residential Investment Corp.(ö) (25,800) (194)
Omega Healthcare Investors, Inc.(ö) (4,360) (126)
PennyMac Mortgage Investment Trust(ö) (10,708) (160)
People's United Financial, Inc. (17,126) (183)
Safehold , Inc.(Æ) (2,180) (150)
Truist Financial Corp. (4,254) (179)
Two Harbors Investment Corp.(ö) (43,168) (218)
(3,399)
Health Care - (1.7)%

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
56 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Agilent Technologies, Inc. (1,485) (152)
Arena Pharmaceuticals, Inc.(Æ) (1,780) (153)
Arrowhead Pharmaceuticals, Inc.(Æ) (632) (36)
Bio-Rad Laboratories, Inc. Class A(Æ) (440) (258)
Bio- Techne Corp.(Æ) (323) (82)
Change Healthcare, Inc.(Æ) (12,307) (174)
Emergent BioSolutions , Inc.(Æ) (1,029) (93)
Exact Sciences Corp.(Æ) (347) (43)
Guardant Health, Inc.(Æ) (1,118) (119)
HealthEquity , Inc.(Æ) (3,409) (176)
Invitae Corp.(Æ) (2,159) (85)
Karuna Therapeutics, Inc.(Æ) (802) (65)
NeoGenomics , Inc.(Æ) (5,653) (222)
OPKO Health, Inc.(Æ) (10,295) (36)
Premier, Inc. Class A (5,660) (185)
Repligen Corp.(Æ) (1,575) (262)
Seres Therapeutics, Inc.(Æ) (3,032) (85)
Veracyte , Inc.(Æ) (2,199) (76)
(2,302)
Materials and Processing - (0.3)%
Berry Plastics Group, Inc.(Æ) (3,398) (158)
Compass Minerals International, Inc. (313) (19)
Gibraltar Industries, Inc.(Æ) (499) (29)
Quaker Chemical Corp. (1,202) (229)
(435)
Producer Durables - (0.4)%
Altra Industrial Motion Corp. (602) (26)
Ingersoll Rand, Inc.(Æ) (1,065) (37)
Plug Power, Inc.(Æ) (3,090) (43)
Repay Holdings Corp.(Æ) (7,818) (176)
Stericycle, Inc.(Æ) (2,629) (164)
Trimble Navigation, Ltd.(Æ) (1,765) (85)
Workhorse Group, Inc.(Æ) (766) (12)
(543)
Technology - (1.7)%
Amphenol Corp. Class A (1,866) (211)
Ansys , Inc.(Æ) (699) (213)
Appfolio , Inc. Class A(Æ) (1,241) (177)
Black Knight, Inc.(Æ) (123) (11)
Brooks Automation, Inc. (2,294) (107)
Cognex Corp. (3,383) (223)
Envestnet , Inc.(Æ) (2,494) (191)
II-VI, Inc.(Æ) (3,407) (155)
Onto Innovation, Inc.(Æ) (2,962) (95)
Q2 Holdings, Inc.(Æ) (2,136) (195)
Raytheon Technologies Corp.(Æ) (3,296) (179)
Roku, Inc.(Æ) (237) (48)
Sabre Corp. (28,241) (184)
Salesforce.com, Inc.(Æ) (746) (173)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Twilio , Inc. Class A(Æ) (890) (248)
(2,410)
Utilities - (0.1)%
RingCentral, Inc. Class A(Æ) (677) (175)
Total Securities Sold Short
(proceeds $9,219) (10,479)
Other Assets and Liabilities, Net
- (0.6)%
(893)
Net Assets - 100.0%
140,225

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 57
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 16 USD 2,612 12/20
(146)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(146)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 28,031 $ — $ —
$ —
$ 28,031 20.0
Consumer Staples 2,632 — —
—
2,632 1.9
Energy 3,764 — —
—
3,764 2.7
Financial Services 29,818 — —
—
29,818 21.3
Health Care 16,226 — —
—
16,226 11.6
Materials and Processing 4,675 — —
—
4,675 3.3
Producer Durables 10,029 — —
—
10,029 7.2
Technology 45,633 — —
—
45,633 32.5
Utilities 3,986 — —
—
3,986 2.8
Warrants and Rights 4 — —
—
4 —
*
Short-Term Investments — — —
5,932
5,932 4.2
Other Securities — — —
867
867 0.6
Total Investments 144,798 — — 6,799 151,597 108.1
Securities Sold Short
***
(10, 479 ) — — — (10, 479 ) (7.5)
Other Assets and Liabilities, Net (0.6)
100.0
Other Financial Instruments
A
Liabilities
Futures Contracts (146) — — — (146) (0.1)
Total Other Financial Instruments
**
$ (146) $ — $ — $ — $ (146)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
58 U.S. Dynamic Equity Fund
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
U.S. Dynamic Equity Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 59
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 146
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,214
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (167)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Dynamic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
60 U.S. Dynamic Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 867 $ — $ 867
Total Financial and Derivative Assets
867 — 867
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 867 $ — $ 867
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 49 $ — $ 49 $ —
Citigroup
386 — 386 —
Wells Fargo
432 — 432 —
Total
$ 867 $ — $ 867 $ —

Russell Investment Company
U.S. Dynamic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 61
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 10,479 $ — $ 10,479
Total Financial and Derivative Liabilities
10,479 — 10,479
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 10,479 $ — $ 10,479
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 10,479 $ — $ 10,479 $ —
Total
$ 10,479 $ — $ 10,479 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
62 U.S. Dynamic Equity Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 127,770
Investments, at fair value(*)(>) ......................................................................................................................................................
151,597
Receivables:
Dividends and interest ....................................................................................................................................................... 86
Dividends from affiliated funds .......................................................................................................................................... —
*
Investments sold ................................................................................................................................................................ 398
From broker(a) ................................................................................................................................................................... 308
Total assets .................................................................................................................................................
152,389
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 470
Accrued fees to affiliates .................................................................................................................................................... 90
Other accrued expenses ..................................................................................................................................................... 112
Variation margin on futures contracts ................................................................................................................................. 146
Securities sold short, at fair value(‡) .............................................................................................................................................. 10,479
Payable upon return of securities loaned ....................................................................................................................................... 867
Total liabilities .............................................................................................................................................
12,164
Net Assets ............................................................................................................................................................
$ 140,225
*      Less than $500.

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 63
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 23, 100
Shares of beneficial interest ...........................................................................................................................................................
190
Additional paid-in capital ..............................................................................................................................................................
116, 935
Net Assets ............................................................................................................................................................
$ 140,225
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 6.62
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 7.02
Class A — Net assets ............................................................................................................................................................. $ 1,236,522
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 186,750
Net asset value per share: Class C(#) ............................................................................................................................................. $ 4.11
Class C — Net assets ............................................................................................................................................................. $ 3,575,804
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 869,563
Net asset value per share: Class S(#) .............................................................................................................................................. $ 7.35
Class S — Net assets ............................................................................................................................................................. $ 11,232,671
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 1,528,153
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 7.56
Class Y — Net assets ............................................................................................................................................................. $ 124,180,200
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 16,427,702
Amounts in thousands
(*)     Securities on loan included in investments $ 867
(‡)     Proceeds on securities sold short $ 9,219
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 6,799
(a)     Receivable from Broker for Futures $ 308
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
64 U.S. Dynamic Equity Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 2,574
Dividends from affiliated funds ......................................................................................................................................... 60
Securities lending income (net) ......................................................................................................................................... 8
Total investment income ...............................................................................................................................................................
2,642
Expenses
Advisory fees .................................................................................................................................................................... 1,295
Administrative fees ........................................................................................................................................................... 79
Custodian fees ................................................................................................................................................................... 129
Distribution fees - Class A ................................................................................................................................................ 4
Distribution fees - Class C ................................................................................................................................................ 30
Transfer agent fees - Class A ............................................................................................................................................ 3
Transfer agent fees - Class C ............................................................................................................................................. 8
Transfer agent fees - Class E (1) ....................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................. 24
Transfer agent fees - Class Y ............................................................................................................................................ 6
Professional fees ............................................................................................................................................................... 78
Registration fees ............................................................................................................................................................... 62
Shareholder servicing fees - Class C ................................................................................................................................. 10
Shareholder servicing fees - Class E (1) ............................................................................................................................ —
*
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ...................................................................................................................................................................... 7
Dividends from securities sold short ................................................................................................................................. 298
Interest expense paid on securities sold short ................................................................................................................... 79
Miscellaneous ................................................................................................................................................................... 21
Expenses before reductions .............................................................................................................................................. 2,143
Expense reductions ........................................................................................................................................................... (299)
Net expenses .................................................................................................................................................................................
1,844
Net investment income (loss) ........................................................................................................................................................
798
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (247)
Investments in affiliated funds .......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 2,214
Securities sold short .......................................................................................................................................................... 289
Net realized gain (loss) ..................................................................................................................................................................
2,252
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 6,751
Futures contracts .............................................................................................................................................................. (167)
Securities sold short .......................................................................................................................................................... (1,111)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 5,473
Net realized and unrealized gain (loss) ......................................................................................................................................... 7,725
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 8,523
*       Less than $500.
(1)      For the period November 1, 2019 to July 9, 2020 (final redemptions).

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 65
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 798 $ 560
Net realized gain (loss) ...................................................................................................................... 2,252 4,962
Net change in unrealized appreciation (depreciation) ....................................................................... 5,473 5,366
Net increase (decrease) in net assets from operations ............................................................................. 8,523 10,888
Distributions
To shareholders
Class A .......................................................................................................................................... (46) (463)
Class C .......................................................................................................................................... (201) (1,717)
Class E (1) ..................................................................................................................................... ( — )
**
(93)
Class S ........................................................................................................................................... (376) (3,886)
Class Y .......................................................................................................................................... (4,784) (21,857)
Net decrease in net assets from distributions .......................................................................................... (5,407) (28,016)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 28,206 7,534
Total Net Increase (Decrease) in Net Assets ..........................................................................
31,322 (9,594)
Net Assets
Beginning of period .................................................................................................................................
108,903 118,497
End of period ..........................................................................................................................................
$ 140,225 $ 108,903

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
66 U.S. Dynamic Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 52 $ 332 7 $ 46
Proceeds from reinvestment of distributions 7 46 79 414
Payments for shares redeemed (112) (717) (90) (569)
Net increase (decrease)
(53) (339) (4) (109)
Class C
Proceeds from shares sold 63 235 71 316
Proceeds from reinvestment of distributions 49 196 506 1,685
Payments for shares redeemed (462) (1,774) (246) (1,060)
Net increase (decrease)
(350) (1,343) 331 941
Class E (1)
Proceeds from shares sold 1 3 1 5
Proceeds from reinvestment of distributions —
** *
—
**
18 93
Payments for shares redeemed (5) (2 8 ) (61) (335)
Net increase (decrease)
(4) (25) (42) (237)
Class S
Proceeds from shares sold 195 1,380 324 2,019
Proceeds from reinvestment of distributions 52 363 651 3,767
Payments for shares redeemed (736) (5,102) (954) (6,271)
Net increase (decrease)
(489) (3,359) 21 (485)
Class Y
Proceeds from shares sold 14,405 105,946 540 3,659
Proceeds from reinvestment of distributions 661 4,784 3,677 21,857
Payments for shares redeemed (10,820) (77,458) (2,601) (18,092)
Net increase (decrease)
4,246 33,272 1,616 7,424
Total increase (decrease)
3,350 $ 28,206 1,922 $ 7,534
**     Less than $500.
***     Less than 500 shares.
(1)       For the period November 1, 2019 to July 9, 2020 (final redemptions).

Russell Investment Company
U.S. Dynamic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
68 U.S. Dynamic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 6.37 .01 .43 .44 (.02) (.17)
October 31, 2019 8.06 .01 .33 .34 (.01) (2.02)
October 31, 2018 11.17 .03 .20 .23 (.04) (3.30)
October 31, 2017 9.32 .01 2.33 2.34 (.02) (.47)
October 31, 2016 10.76 .03 .11 .14 (.05) (1.53)
Class C
October 31, 2020 4.04 (.02) .27 .25 (.01) (.17)
October 31, 2019 5.96 (.02) .12 .10 — (2.02)
October 31, 2018 9.11 (.03) .19 .16 (.01) (3.30)
October 31, 2017 7.72 (.05) 1.91 1.86 — (.47)
October 31, 2016 9.21 (.03) .08 .05 (.01) (1.53)
Class S
October 31, 2020 7.05 .03 .47 .50 (.03) (.17)
October 31, 2019 8.68 .03 .39 .42 (.03) (2.02)
October 31, 2018 11.78 .06 .21 .27 (.07) (3.30)
October 31, 2017 9.79 .04 2.46 2.50 (.04) (.47)
October 31, 2016 11.22 .06 .11 .17 (.07) (1.53)
Class Y
October 31, 2020 7.24 .04 .49 .53 (.04) (.17)
October 31, 2019 8.85 .04 .41 .45 (.04) (2.02)
October 31, 2018 11.95 .07 .21 .28 (.08) (3.30)
October 31, 2017 9.94 .06 2.48 2.54 (.06) (.47)
October 31, 2016 11.36 .08 .12 .20 (.09) (1.53)

See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 69
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(.19) 6.62 6.95 1,236 1.73 1.50 .14 126
(2.03) 6.37 9.82 1,529 1.82 1.70 .19 95
(3.34) 8.06 1.12 1,963 1.56 1.54 .29 137
(.49) 11.17 25.79 2,673 1.52 1.52 .10 113
(1.58) 9.32 2.10 1,757 1.55 1.55 .35 118
(.18) 4.11 6.18 3,576 2.48 2.25 (.61) 126
(2.02) 4.04 8.83 4,930 2.57 2.45 (.57) 95
(3.31) 5.96 .45 5,294 2.31 2.29 (.46) 137
(.47) 9.11 24.83 8,496 2.27 2.27 (.63) 113
(1.54) 7.72 1.41 7,509 2.30 2.30 (.40) 118
(.20) 7.35 7.22 11,233 1.48 1.21 .43 126
(2.05) 7.05 10.13 14,213 1.57 1.41 .48 95
(3.37) 8.68 1.46 17,319 1.31 1.25 .58 137
(.51) 11.78 26.23 30,893 1.26 1.24 .38 113
(1.60) 9.79 2.34 19,856 1.30 1.30 .61 118
(.21) 7.56 7.43 124,180 1.27 1.10 .53 126
(2.06) 7.24 10.25 88,207 1.37 1.30 .57 95
(3.38) 8.85 1.57 93,547 1.11 1.11 .73 137
(.53) 11.95 26.37 119,986 1.07 1.07 .59 113
(1.62) 9.94 2.63 421,094 1.10 1.10 .79 118

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
70 U.S. Dynamic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 75,813
Administration fees 6,127
Distribution fees 2,672
Shareholder servicing fees 798
Transfer agent fees 2,258
Trustee fees 2,576
$ 90,244
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,350 $ 29,352 $ 29,835 $ — $ — $ 867 $ 17 $ —
U.S. Cash Management Fund 2,479 177,240 173,783 (4) — 5,932 60 —
$ 3,829 $ 206,592 $ 203,618 $ (4) $ — $ 6,799 $ 77 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 131,605,797 $ 30,813 , 657 $ (10,822 , 594 ) $ 19,991,063 $ 209,376 $ 4,158,959
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 822,916 $ 4,584,520 $ — $ 6,499,589 $ 21,517,464 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
72 U.S. Strategic Equity Fund
U.S. Strategic Equity Fund
-
Class A
‡
Total
Return
1 Year 4 .68%
5 Years 8 .85%§
Inception* 10 .87%§
U.S. Strategic Equity Fund
-
Class C
Total
Return
1 Year 10 .27%
5 Years 9 .32%§
Inception* 10 .84%§
U.S. Strategic Equity Fund
-
Class M
‡‡
Total
Return
1 Year 11 .38%
5 Years 10 .49%§
Inception* 11 .99%§
U.S. Strategic Equity Fund
-
Class S
Total
Return
1 Year 11 .34%
5 Years 10 .42%§
Inception* 11 .95%§
Russell 1000
®
Index **
Total
Return
1 Year 10 .87%
5 Years 11 .79%§
Inception* 13 .34%§

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
U.S. Strategic Equity Fund 73
The U.S. Strategic Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
a Fund’s asset allocation at any time, including not allocating
Fund assets to one or more money manager strategies. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had four money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class C, Class M and Class S gained 11.04%, 10.27%, 11.38%,
and 11.34%, respectively. This is compared to the Fund’s
benchmark, the Russell 1000
®
Index, which gained 10.87%
during the same period. The Fund’s performance includes
operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
6.05%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
Investor sentiment was volatile during the fiscal year given the global spread of the coronavirus and the uncertainty around its progression, the extent of economic damage and the effectiveness of global policy response. In March and April, governments
worldwide implemented strict measures, including social
distancing, business closures, travel restrictions and quarantines.
These necessary health measures adversely affected the global economy and financial markets. To offset the impact, central banks and governments around the globe stepped in to provide monetary and fiscal stimulus. During the second half of 2020, the U.S. economy saw increased activity with job gains and
consumption markedly accelerating. Historic fiscal and monetary stimulus supported these trends, as well as the recovery of equity markets.
Over the fiscal year, growth stocks outperformed value stocks and large cap stocks outperformed small cap stocks. The coronavirus accelerated trends in e-commerce, cloud computing, online
advertising and remote work. The accelerated search for a
coronavirus vaccine and treatment also provided a tailwind for companies in the health care sector. On the other side, airlines, oil & gas companies and banks were hit particularly hard by the pandemic. Information technology and health care were among
the best performing sectors while energy and financials sectors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to moderately
priced securities with low price momentum as well as companies with lower financial leverage and higher growth characteristics.
Additionally, the Fund was tilted away from the largest market capitalization stocks. Overall, the Fund’s factor tilts provided mixed results as a tilt toward higher growth stocks was rewarded while overweights to smaller market capitalization and lower valuation stocks detracted from relative performance.
From a sector standpoint, the Fund was positioned toward more cyclical areas of the market in expectation of robust consumption, continued employment gains and low interest rates in the
short term. Sector allocation decisions were positive over the period, including overweights to the consumer discretionary
and information technology sectors and underweights to the
industrials and real estate sectors.
Stock selection by the Fund’s money managers was a positive
contributor to benchmark relative performance during the
period, led by outperforming holdings within the materials and information technology sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Brandywine
Global Investment Management, LLC outperformed the Russell
1000
®
Value Index. Overweights to the health care and materials
sectors were beneficial. Stock selection within the materials,

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
74 U.S. Strategic Equity Fund
information technology and energy sectors was the primary driver of relative outperformance.
Jackson Square Partners, LLC performed in line with the Russell
1000
®
Growth Index. The money manager’s tilt toward stocks with
below benchmark market capitalization held back returns. Sector allocation decisions were positive, including underweights to the industrials and consumer staples sectors.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. During the fiscal year, the strategy underperformed the Russell 1000
®
Index. A tilt
toward stocks with lower valuation and lower market capitalization detracted. Sector allocation decisions were moderately positive, including an overweight to the consumer discretionary sector and an underweight to the energy sector.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Brandywine Global Investment Management,
LLC Value
HS Management Partners, LLC Growth
Jackson Square Partners, LLC Growth
Jacobs Levy Equity Management Market Oriented
* Assumes initial investment on August 6, 2012.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
U.S. Strategic Equity Fund 75
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,161.30 $ 1,020.16
Expenses Paid During Period* $ 5.38 $ 5.03
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,156.30 $ 1,016.39
Expenses Paid During Period* $ 9.43 $ 8.82
* Expenses are equal to the Fund's annualized expense ratio of 1.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,162.30 $ 1,021.92
Expenses Paid During Period* $ 3.48 $ 3.25
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
76 U.S. Strategic Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,162.50 $ 1,021.42
Expenses Paid During Period* $ 4.02 $ 3.76
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.2%
Consumer Discretionary - 17.2%
Advance Auto Parts, Inc. 12,306 1,812
Amazon.com, Inc.(Æ) 37,558 114,032
Amerco , Inc. 3,771 1,309
AutoNation, Inc.(Æ) 26,786 1,520
Best Buy Co., Inc. 36,313 4,051
BorgWarner, Inc. 49,147 1,719
Bright Horizons Family Solutions, Inc.(Æ) 11,606 1,834
Brunswick Corp. 13,600 866
Capri Holdings, Ltd.(Æ) 37,948 805
Carnival Corp.(Ñ) 29,694 407
Carter's, Inc. 10,414 848
Charter Communications, Inc. Class A(Æ) 86,073 51,973
Chipotle Mexican Grill, Inc. Class A(Æ) 756 908
Choice Hotels International, Inc. 22,230 1,942
Columbia Sportswear Co. 7,077 528
Comcast Corp. Class A 200,546 8,471
Costco Wholesale Corp. 14,385 5,144
Darden Restaurants, Inc. 74,820 6,877
Dick's Sporting Goods, Inc. 38,006 2,153
Discovery, Inc. Class A(Æ)(Ñ) 23,846 483
Dollar General Corp. 18,784 3,920
DR Horton, Inc. 128,708 8,599
eBay, Inc. 55,696 2,653
Expedia Group, Inc. 11,500 1,083
Extended Stay America, Inc. 60,041 682
Floor & Decor Holdings, Inc. Class A(Æ) 14,387 1,050
Foot Locker, Inc. 48,103 1,774
Ford Motor Co. 350,593 2,710
Gap, Inc. (The) 108,647 2,113
Garmin, Ltd. 18,659 1,941
General Motors Co. 637,546 22,015
Gentex Corp. 135,319 3,744
Genuine Parts Co. 20,723 1,874
Goodyear Tire & Rubber Co. (The) 97,169 805
Graham Holdings Co. Class B 2,302 876
Grand Canyon Education, Inc.(Æ) 10,350 811
Hanesbrands, Inc. 78,820 1,267
Home Depot, Inc. (The) 32,235 8,597
Kohl's Corp. 70,501 1,501
Lear Corp. 7,886 953
Leggett & Platt, Inc. 30,081 1,255
Lennar Corp. Class A 41,608 2,922
Lennar Corp. Class B 15,913 905
Liberty SiriusXM Group Class C(Æ) 38,198 1,322
LKQ Corp.(Æ) 86,551 2,769
Lowe's Cos., Inc. 11,623 1,838
Lululemon Athletica , Inc.(Æ) 9,596 3,064
Macy's, Inc.(Ñ) 162,059 1,006
McDonald's Corp. 16,807 3,580
Mohawk Industries, Inc.(Æ) 15,586 1,608
Netflix, Inc.(Æ) 78,136 37,172
Nike, Inc. Class B 380,694 45,714
Nordstrom, Inc.(Ñ) 66,359 803
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 48,842 812
NVR, Inc.(Æ) 470 1,858
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ollie's Bargain Outlet Holdings, Inc.(Æ) 15,638 1,362
Omnicom Group, Inc. 187,995 8,873
O'Reilly Automotive, Inc.(Æ) 3,399 1,484
Penske Automotive Group, Inc. 19,669 1,006
Polaris, Inc. 18,875 1,715
PulteGroup, Inc. 296,269 12,076
PVH Corp. 28,037 1,634
Ralph Lauren Corp. Class A 14,413 964
Ross Stores, Inc. 24,861 2,117
Royal Caribbean Cruises, Ltd.(Ñ) 15,585 879
Sensata Technologies Holding PLC(Æ) 30,020 1,312
Skechers USA, Inc. Class A(Æ) 42,945 1,362
Starbucks Corp. 343,089 29,835
Tapestry, Inc. 81,203 1,805
Target Corp. 32,169 4,897
Thor Industries, Inc.(Ñ) 14,526 1,229
Tiffany & Co. 8,257 1,080
TJX Cos., Inc. (The) 34,917 1,774
Tractor Supply Co. 13,674 1,822
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 45,363 9,380
Under Armour , Inc. Class A(Æ) 51,569 714
Urban Outfitters, Inc.(Æ) 45,537 1,017
VF Corp. 18,146 1,219
ViacomCBS , Inc. Class B 56,337 1,610
Walmart, Inc. 49,362 6,849
Walt Disney Co. (The) 44,239 5,364
Whirlpool Corp. 11,285 2,087
Williams-Sonoma, Inc. 26,353 2,404
Yum China Holdings, Inc. 20,498 1,091
492,239
Consumer Staples - 3.8%
Archer-Daniels-Midland Co. 46,283 2,140
Casey's General Stores, Inc. 3,765 635
Clorox Co. (The) 2,886 598
Coca-Cola Co. (The) 112,705 5,417
CVS Health Corp. 276,708 15,521
Estee Lauder Cos., Inc. (The) Class A 8,580 1,885
General Mills, Inc. 19,258 1,139
Hormel Foods Corp. 11,157 543
Ingredion, Inc. 164,533 11,664
JM Smucker Co. (The) 19,214 2,156
Kroger Co. (The) 498,568 16,059
Molson Coors Beverage Co. Class B 259,881 9,163
Mondelez International, Inc. Class A 51,175 2,718
Monster Beverage Corp.(Æ) 16,800 1,286
PepsiCo, Inc. 43,079 5,742
Philip Morris International, Inc. 31,450 2,234
Procter & Gamble Co. (The) 93,896 12,873
Sysco Corp. 10,396 575
Tyson Foods, Inc. Class A 247,711 14,176
US Foods Holding Corp.(Æ) 35,810 748
Walgreens Boots Alliance, Inc. 50,945 1,734
109,006

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
78 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 1.1%
BP PLC - ADR 467,699 7,240
Canadian Natural Resources, Ltd. 445,823 7,111
Chevron Corp. 105,177 7,310
ConocoPhillips 79,640 2,279
Exxon Mobil Corp. 39,773 1,297
Magna International, Inc. Class A 98,659 5,043
30,280
Financial Services - 16.6%
Aflac, Inc. 59,106 2,007
Alliance Data Systems Corp. 17,492 902
Allstate Corp. (The) 26,101 2,316
American Express Co. 6,982 637
American Homes 4 Rent Class A(ö) 22,358 632
American Tower Corp.(ö) 12,930 2,969
Annaly Capital Management, Inc.(ö) 1,471,241 10,431
Apple Hospitality REIT, Inc.(ö) 128,705 1,274
AvalonBay Communities, Inc.(ö) 6,786 944
Banco Santander SA - ADR(Æ)(Ñ) 2,573,675 5,173
Bank of America Corp. 733,061 17,374
Bank of New York Mellon Corp. (The) 34,343 1,180
Berkshire Hathaway, Inc. Class B(Æ) 123,747 24,984
BlackRock, Inc. Class A 5,428 3,252
Boston Properties, Inc. (ö) 66,599 4,822
Broadridge Financial Solutions, Inc. 13,476 1,854
Brookfield Property REIT, Inc. Class A(Ñ)(ö) 73,732 1,088
Capital One Financial Corp. 16,476 1,204
Cboe Global Markets, Inc. 3,251 264
CBRE Group, Inc. Class A(Æ) 40,060 2,019
Charles Schwab Corp. (The) 130,455 5,363
Chubb, Ltd. 20,670 2,685
Citigroup, Inc. 718,615 29,765
Citizens Financial Group, Inc. 361,849 9,860
Comerica, Inc. 210,149 9,564
Crown Castle International Corp.(ö) 11,639 1,818
CubeSmart (ö) 25,789 875
Discover Financial Services 13,338 867
Equinix , Inc.(Æ)(ö) 2,128 1,556
Essent Group, Ltd. 132,874 5,295
Essex Property Trust, Inc.(ö) 2,892 592
Everest Re Group, Ltd. 840 166
Fidelity National Information Services, Inc. 25,745 3,208
Fiserv, Inc.(Æ) 15,236 1,455
FleetCor Technologies, Inc.(Æ) 6,623 1,463
Global Payments, Inc. 22,200 3,502
Goldman Sachs Group, Inc. (The) 2,440 461
Hartford Financial Services Group, Inc. 20,216 779
Host Hotels & Resorts, Inc.(ö) 68,818 721
Invitation Homes, Inc.(ö) 31,914 870
Jack Henry & Associates, Inc. 14,623 2,168
JPMorgan Chase & Co. 253,356 24,839
KeyCorp 5,939 77
KKR & Co., Inc. Class A 1,080,572 36,902
Life Storage, Inc.(Æ)(ö) 4,690 535
M&T Bank Corp. 10,794 1,118
MasterCard, Inc. Class A 189,916 54,817
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Medical Properties Trust, Inc.(ö) 21,618 385
Merck & Co., Inc. 81,585 6,136
MetLife, Inc. 28,215 1,068
Morgan Stanley 124,449 5,992
Northern Trust Corp. 21,389 1,674
PayPal Holdings, Inc.(Æ) 272,598 50,739
People's United Financial, Inc. 23,806 254
PNC Financial Services Group, Inc. (The) 17,326 1,938
Popular, Inc. 72,370 3,054
Progressive Corp. (The) 8,651 795
Prudential Financial, Inc. 16,217 1,038
Public Storage(ö) 5,781 1,324
Raymond James Financial, Inc. 11,885 908
Regency Centers Corp.(ö) 10,955 390
Reinsurance Group of America, Inc. Class A 9,053 915
RenaissanceRe Holdings, Ltd. 29 5
Ryman Hospitality Properties, Inc.(ö) 136,186 5,427
SLM Corp. 557,100 5,120
State Street Corp. 13,883 818
Sun Communities, Inc.(ö) 4,053 558
Synchrony Financial 54,839 1,372
Travelers Cos., Inc. (The) 20,346 2,456
Truist Financial Corp. 50,198 2,114
Two Harbors Investment Corp.(Ñ)(ö) 1,237,825 6,263
US Bancorp 53,083 2,068
VEREIT, Inc.(ö) 72,187 448
Visa, Inc. Class A 396,404 72,031
Wells Fargo & Co. 618,030 13,257
Western Union Co. (The) 73,448 1,428
WP Carey, Inc.(ö) 8,989 563
477,185
Health Care - 14.5%
Abbott Laboratories 59,717 6,277
AbbVie, Inc. 105,879 9,010
Abiomed , Inc.(Æ) 11,292 2,844
Agilent Technologies, Inc. 42,326 4,321
Agios Pharmaceuticals, Inc.(Æ) 13,219 530
Alexion Pharmaceuticals, Inc.(Æ) 95,068 10,946
Align Technology, Inc.(Æ) 12,608 5,372
Alkermes PLC(Æ) 94,763 1,540
Alnylam Pharmaceuticals, Inc.(Æ) 15,665 1,926
Amgen, Inc. 13,574 2,945
Anthem, Inc.(Æ) 7,272 1,984
AstraZeneca PLC - ADR 95,546 4,793
Baxter International, Inc. 37,880 2,938
Becton Dickinson and Co. 16,283 3,764
Biogen, Inc.(Æ) 17,172 4,329
BioMarin Pharmaceutical, Inc.(Æ) 6,613 492
Bluebird Bio, Inc.(Æ) 22,668 1,172
Boston Scientific Corp.(Æ) 62,153 2,130
Bristol-Myers Squibb Co. 172,033 10,055
Cantel Medical Corp. 25,095 1,201
Centene Corp.(Æ) 44,103 2,606
Cerner Corp. 43,068 3,019
Cigna Corp. 16,624 2,776
Cooper Cos., Inc. (The) 8,252 2,633

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dentsply Sirona, Inc. 21,144 998
DexCom , Inc.(Æ) 5,748 1,837
Edwards Lifesciences Corp.(Æ) 575,049 41,225
Eli Lilly & Co. 27,826 3,630
Envista Holdings Corp.(Æ) 114,951 3,037
Exact Sciences Corp.(Æ) 9,735 1,205
Exelixis , Inc.(Æ) 92,124 1,887
Gilead Sciences, Inc. 43,802 2,547
HCA Healthcare, Inc. 55,922 6,931
Henry Schein, Inc.(Æ) 14,284 908
Hill-Rom Holdings, Inc. 15,265 1,390
Hologic , Inc.(Æ) 14,690 1,011
Humana, Inc. 2,749 1,098
ICU Medical, Inc.(Æ) 7,641 1,359
IDEXX Laboratories, Inc.(Æ) 2,975 1,264
Illumina, Inc.(Æ) 92,814 27,167
Incyte Corp.(Æ) 30,662 2,657
Insulet Corp.(Æ) 2,810 625
Integra LifeSciences Holdings Corp.(Æ) 25,481 1,124
Intuitive Surgical, Inc.(Æ) 59,128 39,443
IQVIA Holdings, Inc.(Æ) 209,374 32,242
Jazz Pharmaceuticals PLC(Æ) 50,161 7,228
Johnson & Johnson 189,432 25,973
Laboratory Corp. of America Holdings(Æ) 14,684 2,933
Masimo Corp.(Æ) 11,844 2,651
MEDNAX, Inc.(Æ) 60,470 771
Medtronic PLC 146,536 14,737
Moderna , Inc.(Æ)(Ñ) 21,066 1,421
Mylan NV(Æ)(Ñ) 327,883 4,767
Neurocrine Biosciences, Inc.(Æ) 5,389 532
Penumbra, Inc.(Æ) 6,934 1,810
Pfizer, Inc. 458,874 16,281
Quest Diagnostics, Inc. 19,415 2,371
Regeneron Pharmaceuticals, Inc.(Æ) 5,232 2,844
ResMed , Inc. 20,810 3,994
Sage Therapeutics, Inc.(Æ) 17,324 1,271
Seagen Inc.(Æ) 7,553 1,260
STERIS PLC 17,053 3,022
Stryker Corp. 18,732 3,784
Teleflex, Inc. 4,900 1,559
Thermo Fisher Scientific, Inc. 15,434 7,302
United Therapeutics Corp.(Æ) 18,025 2,420
UnitedHealth Group, Inc. 38,046 11,609
Universal Health Services, Inc. Class B 21,480 2,353
Varian Medical Systems, Inc.(Æ) 17,994 3,109
Veeva Systems, Inc. Class A(Æ) 9,369 2,530
Vertex Pharmaceuticals, Inc.(Æ) 17,308 3,606
West Pharmaceutical Services, Inc. 16,089 4,377
Zimmer Biomet Holdings, Inc. 73,397 9,696
Zoetis, Inc. Class A 29,740 4,715
414,114
Materials and Processing - 3.9%
Air Products & Chemicals, Inc. 927 256
Alcoa Corp.(Æ) 232,073 2,998
Ball Corp. 371,731 33,084
Carrier Global Corp. 36,048 1,204
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Copart , Inc.(Æ) 11,271 1,244
Crown Holdings, Inc.(Æ) 80,997 6,949
DowDuPont , Inc. 206,841 11,765
Eastman Chemical Co. 70,500 5,699
Ecolab, Inc. 559 103
Fastenal Co. 27,014 1,168
Freeport-McMoRan, Inc. 448,789 7,782
Huntsman Corp. 525,491 12,764
Lennox International, Inc. 3,495 949
Linde PLC(Æ) 9,588 2,113
LyondellBasell Industries NV Class A 15,612 1,069
Newmont Corp. 286,806 18,023
Owens Corning 25,061 1,641
Reliance Steel & Aluminum Co. 2,803 305
Steel Dynamics, Inc. 401 13
Trane Technologies PLC 24,143 3,205
112,334
Producer Durables - 6.3%
3M Co. 12,249 1,959
Accenture PLC Class A 23,505 5,098
AECOM(Æ) 38,592 1,730
Ametek , Inc. 31,764 3,119
Aptiv PLC 10,656 1,028
Automatic Data Processing, Inc. 23,092 3,648
Boeing Co. (The) 9,075 1,310
Booz Allen Hamilton Holding Corp. Class A 20,340 1,597
Carlisle Cos., Inc. 17,526 2,171
CH Robinson Worldwide, Inc.(Ñ) 19,423 1,718
Chart Industries, Inc.(Æ) 117,644 9,935
Cintas Corp. 6,621 2,083
CoStar Group, Inc.(Æ) 4,081 3,361
CSX Corp. 18,465 1,458
Cummins, Inc. 19,729 4,338
Danaher Corp. 24,481 5,619
Deere & Co. 6,005 1,357
Delta Air Lines, Inc. 50,802 1,557
Eaton Corp. PLC 50,034 5,193
Emerson Electric Co. 21,989 1,425
Expeditors International of Washington, Inc. 7,661 677
FedEx Corp. 12,994 3,372
Flir Systems, Inc. 27,509 954
General Dynamics Corp. 8,635 1,134
HD Supply Holdings, Inc.(Æ) 35,757 1,425
HEICO Corp. 7,238 760
Honeywell International, Inc. 28,317 4,671
Huntington Ingalls Industries, Inc. 3,579 528
IDEX Corp. 13,461 2,294
IHS Markit , Ltd.(Æ) 20,885 1,689
Illinois Tool Works, Inc. 9,751 1,910
Johnson Controls International PLC(Æ) 110,467 4,663
Kansas City Southern 12,439 2,191
Keysight Technologies, Inc.(Æ) 5,940 623
L3Harris Technologies, Inc. 18,572 2,992
Lockheed Martin Corp. 7,714 2,701
Middleby Corp.(Æ)(Ñ) 10,496 1,045
Northrop Grumman Corp. 6,024 1,746

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
80 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Old Dominion Freight Line, Inc. 3,547 675
Otis Worldwide Corp. 18,034 1,105
PACCAR, Inc. 50,586 4,319
Paychex, Inc. 47,603 3,915
Quanta Services, Inc. 37,203 2,323
Republic Services, Inc. Class A 20,865 1,840
Roper Technologies, Inc. 5,775 2,144
S&P Global, Inc. 1,210 390
Snap-on, Inc. 8,918 1,405
Southwest Airlines Co. 42,366 1,675
Stanley Black & Decker, Inc. 4,646 772
Textron, Inc. 173,318 6,205
Toro Co. (The) 18,395 1,510
TreeHouse Foods, Inc.(Æ) 166,296 6,459
Union Pacific Corp. 15,584 2,761
United Airlines Holdings, Inc.(Æ) 14,344 486
United Parcel Service, Inc. Class B 14,402 2,263
United Rentals, Inc.(Æ) 8,004 1,427
Verisk Analytics, Inc. Class A 14,411 2,565
Waste Management, Inc. 352,249 38,011
Waters Corp.(Æ) 5,104 1,137
Westinghouse Air Brake Technologies Corp. 9,916 588
Xerox Holdings Corp. 86,788 1,508
XPO Logistics, Inc.(Æ) 8,670 780
181,342
Technology - 30.2%
Activision Blizzard, Inc. 13,687 1,037
Adobe, Inc.(Æ) 72,509 32,419
Akamai Technologies, Inc.(Æ) 8,769 834
Allegion PLC 8,785 865
Alphabet, Inc. Class A(Æ) 38,900 62,867
Alphabet, Inc. Class C(Æ) 5,083 8,240
Amdocs, Ltd. 43,752 2,467
Amphenol Corp. Class A 36,568 4,126
Ansys , Inc.(Æ) 3,836 1,168
Apple, Inc. 623,581 67,883
Applied Materials, Inc. 41,456 2,455
Arista Networks, Inc.(Æ) 72,830 15,214
Arrow Electronics, Inc.(Æ) 28,560 2,225
Autodesk, Inc.(Æ) 153,286 36,105
Black Knight, Inc.(Æ) 17,187 1,512
Booking Holdings, Inc.(Æ) 612 993
Broadcom, Inc. 7,296 2,551
CACI International, Inc. Class A(Æ) 2,300 480
Cadence Design Systems, Inc.(Æ) 18,371 2,009
CDW Corp. 15,067 1,847
Cisco Systems, Inc. 167,271 6,005
Citrix Systems, Inc. 19,410 2,199
Cognizant Technology Solutions Corp. Class
A 97,277 6,948
Corning, Inc. 45,235 1,446
Corteva , Inc. Class W 384,413 12,678
Coupa Software, Inc.(Æ) 118,289 31,666
Dell Technologies, Inc. Class C(Æ) 44,963 2,709
Dolby Laboratories, Inc. Class A 27,924 2,097
DXC Technology Co. 23,100 425
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Electronic Arts, Inc. 5,960 714
F5 Networks, Inc.(Æ) 13,506 1,795
Facebook, Inc. Class A(Æ) 107,360 28,247
Fortinet, Inc.(Æ) 8,065 890
Genpact , Ltd. 66,395 2,282
Grubhub , Inc.(Æ) 15,840 1,172
Hewlett Packard Enterprise Co. Class H 197,056 1,703
HP, Inc. 158,327 2,844
Intel Corp. 195,957 8,677
Intuit, Inc. 9,869 3,106
Jabil Circuit, Inc. 47,803 1,584
Juniper Networks, Inc. 118,224 2,331
Lam Research Corp. 6,766 2,314
Leidos Holdings, Inc. 20,484 1,700
Marvell Technology Group, Ltd. 222,709 8,354
Match Group, Inc.(Æ) 360,498 42,099
Micron Technology, Inc.(Æ) 305,136 15,361
Microsoft Corp. 747,402 151,326
Motorola Solutions, Inc. 11,497 1,817
NCR Corp.(Æ) 60,418 1,228
NVIDIA Corp. 18,493 9,272
ON Semiconductor Corp.(Æ) 59,963 1,504
Oracle Corp. 56,289 3,158
Paycom Software, Inc.(Æ) 117,730 42,864
Pure Storage, Inc. Class A(Æ) 111,755 1,799
Raytheon Technologies Corp.(Æ) 83,216 4,520
Salesforce.com, Inc.(Æ) 25,424 5,905
ServiceNow , Inc.(Æ) 110,149 54,807
Skyworks Solutions, Inc. 7,610 1,075
SYNNEX Corp. 14,477 1,906
Synopsys, Inc.(Æ) 24,272 5,191
Take-Two Interactive Software, Inc.(Æ) 12,852 1,991
Teradyne, Inc. 28,482 2,502
Texas Instruments, Inc. 35,763 5,171
Twilio , Inc. Class A(Æ) 200,115 55,826
Tyler Technologies, Inc.(Æ) 1,728 664
Uber Technologies, Inc.(Æ) 1,489,651 49,769
VMware, Inc. Class A(Æ)(Ñ) 10,988 1,414
Western Digital Corp. 25,883 977
Wix.com, Ltd.(Æ) 85,120 21,052
Workday, Inc. Class A(Æ) 3,510 738
Zynga, Inc. Class A(Æ) 230,931 2,076
867,195
Utilities - 3.6%
American Electric Power Co., Inc. 8,378 753
AT&T, Inc. 614,612 16,607
Avangrid , Inc. 27,409 1,352
CenterPoint Energy, Inc. 60,636 1,281
Consolidated Edison Co., Inc. 26,161 2,053
Dominion Energy, Inc. 7,331 589
DTE Energy Co. 11,007 1,359
Duke Energy Corp. 39,298 3,620
Evergy , Inc. 38,147 2,106
Eversource Energy(Æ) 19,150 1,671
Exelon Corp. 70,530 2,814
FirstEnergy Corp. 328,323 9,758

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Business Machines Corp. 26,062 2,910
National Fuel Gas Co. 16,180 647
NextEra Energy, Inc. 41,568 3,043
NiSource, Inc. 251,564 5,778
PG&E Corp.(Æ) 72,278 691
Pinnacle West Capital Corp. 14,728 1,201
PPL Corp. 388,842 10,693
Sempra Energy 10,893 1,366
Southern Co. (The) 25,958 1,491
T-Mobile US, Inc.(Æ) 13,760 1,508
UGI Corp. 139,589 4,514
Verizon Communications, Inc. 372,391 21,223
Vistra Corp. 31,642 550
WEC Energy Group, Inc. 29,263 2,942
102,520
Total Common Stocks
(cost $2,121,593) 2,786,215
Warrants and Rights - 0.0%
Bristol-Myers Squibb Co. (Æ)
2021 Rights 33,801 110
Total Warrants and Rights
(cost $72) 110
Short-Term Investments - 2.6%
U.S. Cash Management Fund(@) 75,086,422
(∞)
75,071
United States Treasury Bills
0.083% due 12/03/20(ž)(§)(ç) 700 700
Total Short-Term Investments
(cost $75,772) 75,771
Other Securities - 0.8%
U.S. Cash Collateral Fund(@)(×) 23,420,950
(∞)
23,421
Total Other Securities
(cost $23,421) 23,421
Total Investments - 100.6%
(identified cost $2,220,858) 2,885,517
Other Assets and Liabilities, Net
- (0.6)%
(17,896)
Net Assets - 100.0%
2,867,621

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
82 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 58 USD 9,468 12/20
(531)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(531)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 492,239 $ — $ —
$ —
$ 492,239 17.2
Consumer Staples 109,006 — —
—
109,006 3.8
Energy 30,280 — —
—
30,280 1.1
Financial Services 477,185 — —
—
477,185 16.6
Health Care 414,114 — —
—
414,114 14.5
Materials and Processing 112,334 — —
—
112,334 3.9
Producer Durables 181,342 — —
—
181,342 6.3
Technology 867,195 — —
—
867,195 30.2
Utilities 102,520 — —
—
102,520 3.6
Warrants and Rights 110 — —
—
110 —
*
Short-Term Investments — 700 —
75,071
75,771 2.6
Other Securities — — —
23,421
23,421 0.8
Total Investments 2,786,325 700 — 98,492 2,885,517 100.6
Other Assets and Liabilities, Net (0.6)
100.0
Other Financial Instruments
Liabilities
Futures Contracts (531) — — — (531) (—)
*
Total Other Financial Instruments
**
$ (531) $ — $ — $ — $ (531)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 83
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 531
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 48,371 $ —
Foreign currency exchange contracts — (3)
Total
$ 48,371 $ (3)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,885) $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
84 U.S. Strategic Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 22,950 $ — $ 22,950
Total Financial and Derivative Assets
22,950 — 22,950
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 22,950 $ — $ 22,950
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 5,544 $ — $ 5,544 $ —
Bank of Montreal
399 — 399 —
Barclays
1,166 — 1,166 —
Citigroup
74 — 74 —
HSBC
4,561 — 4,561 —
Morgan Stanley
3,330 — 3,330 —
National Bank of Canada
4,672 — 4,672 —
Wells Fargo
3,204 — 3,204 —
Total
$ 22,950 $ — $ 22,950 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 85
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,220,858
Investments, at fair value(*)(>) ......................................................................................................................................................
2,885,517
Receivables:
Dividends and interest ....................................................................................................................................................... 2,448
Dividends from affiliated funds .......................................................................................................................................... 6
Investments sold ................................................................................................................................................................ 16,982
Fund shares sold ................................................................................................................................................................ 1,235
From broker(a) ................................................................................................................................................................... 493
Total assets .................................................................................................................................................
2,906,681
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 8,902
Fund shares redeemed ....................................................................................................................................................... 4,051
Accrued fees to affiliates .................................................................................................................................................... 1,861
Other accrued expenses ..................................................................................................................................................... 294
Variation margin on futures contracts ................................................................................................................................. 531
Payable upon return of securities loaned ....................................................................................................................................... 23,421
Total liabilities .............................................................................................................................................
39,060
Net Assets ............................................................................................................................................................
$ 2,867,621

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
86 U.S. Strategic Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 568,328
Shares of beneficial interest ...........................................................................................................................................................
2,22 4
Additional paid-in capital ..............................................................................................................................................................
2,297,0 69
Net Assets ............................................................................................................................................................
$ 2,867,621
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 12.88
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 13.67
Class A — Net assets ............................................................................................................................................................. $ 7,695,782
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 597,646
Net asset value per share: Class C(#) ............................................................................................................................................. $ 12.80
Class C — Net assets ............................................................................................................................................................. $ 5,116,295
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 399,826
Net asset value per share: Class M(#) ............................................................................................................................................ $ 12.88
Class M — Net assets ............................................................................................................................................................ $ 310,844,495
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 24,128,042
Net asset value per share: Class S(#) .............................................................................................................................................. $ 12.90
Class S — Net assets ............................................................................................................................................................. $ 2,543,964,629
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 197,231,341
Amounts in thousands
(*)     Securities on loan included in investments $ 22,950
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 98,492
(a)     Receivable from Broker for Futures $ 493
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 87
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 47,411
Dividends from affiliated funds ......................................................................................................................................... 1,290
Interest .............................................................................................................................................................................. 6
Securities lending income (net) ......................................................................................................................................... 210
Total investment income ...............................................................................................................................................................
48,917
Expenses
Advisory fees .................................................................................................................................................................... 22,090
Administrative fees ........................................................................................................................................................... 1,489
Custodian fees ................................................................................................................................................................... 244
Distribution fees - Class A ................................................................................................................................................ 19
Distribution fees - Class C ................................................................................................................................................ 40
Transfer agent fees - Class A ............................................................................................................................................ 15
Transfer agent fees - Class C ............................................................................................................................................. 11
Transfer agent fees - Class E(1) ........................................................................................................................................ 1
Transfer agent fees - Class M ............................................................................................................................................ 631
Transfer agent fees - Class S ............................................................................................................................................. 5,463
Professional fees ............................................................................................................................................................... 231
Registration fees ............................................................................................................................................................... 147
Shareholder servicing fees - Class C ................................................................................................................................. 13
Shareholder servicing fees - Class E(1) ............................................................................................................................. 2
Trustees’ fees .................................................................................................................................................................... 148
Printing fees ...................................................................................................................................................................... 175
Miscellaneous ................................................................................................................................................................... 62
Expenses before reductions .............................................................................................................................................. 30,781
Expense reductions ........................................................................................................................................................... (8,374)
Net expenses .................................................................................................................................................................................
22,407
Net investment income (loss) ........................................................................................................................................................
26,510
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (111,525)
Investments in affiliated funds .......................................................................................................................................... (64)
Futures contracts .............................................................................................................................................................. 48,371
Foreign currency exchange contracts ................................................................................................................................ (3)
Foreign currency-related transactions ............................................................................................................................... 11
Net realized gain (loss) ..................................................................................................................................................................
(63,210)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 353,904
Investments in affiliated funds .......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. (1,885)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 352,015
Net realized and unrealized gain (loss) ......................................................................................................................................... 288,805
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 315,315
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
88 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 26,510 $ 28,600
Net realized gain (loss) ...................................................................................................................... (63,210) 136,555
Net change in unrealized appreciation (depreciation) ....................................................................... 352,015 108,202
Net increase (decrease) in net assets from operations ............................................................................. 315,315 273,357
Distributions
To shareholders
Class A .......................................................................................................................................... (360) (1,561)
Class C .......................................................................................................................................... (242) (1,021)
Class E(1) ...................................................................................................................................... (46) (249)
Class M ......................................................................................................................................... (17,066) (16,989)
Class S ........................................................................................................................................... (149,012) (439,662)
Class Y(2) ...................................................................................................................................... — (203)
Net decrease in net assets from distributions .......................................................................................... (166,726) (459,685)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (36,345) 206,395
Total Net Increase (Decrease) in Net Assets ..........................................................................
112,244 20,067
Net Assets
Beginning of period .................................................................................................................................
2,755,377 2,735,310
End of period ..........................................................................................................................................
$ 2,867,621 $ 2,755,377

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 89
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 321 $ 3,978 154 $ 1,724
Proceeds from reinvestment of distributions 30 360 154 1,553
Payments for shares redeemed (391) (4,621) (414) (4,884)
Net increase (decrease)
(40) (283) (106) (1,607)
Class C
Proceeds from shares sold 89 1,016 220 2,501
Proceeds from reinvestment of distributions 20 242 102 1,022
Payments for shares redeemed (174) (2,060) (337) (3,927)
Net increase (decrease)
(65) (802) (15) (404)
Class E(1)
Proceeds from shares sold 8 93 4 47
Proceeds from reinvestment of distributions 4 46 25 249
Payments for shares redeemed (86) (1,061) (63) (745)
Net increase (decrease)
(74) (922) (34) (449)
Class M
Proceeds from shares sold 13,187 159,484 13,357 154,652
Proceeds from reinvestment of distributions 1,419 17,066 1,670 16,989
Payments for shares redeemed (9,102) (109,692) (3,417) (40,288)
Net increase (decrease)
5,504 66,858 11,610 131,353
Class S
Proceeds from shares sold 55,649 676,065 47,989 564,301
Proceeds from reinvestment of distributions 12,355 148,817 43,425 438,588
Payments for shares redeemed (76,823) (926,078) (79,779) (924,237)
Net increase (decrease)
(8,819) (101,196) 11,635 78,652
Class Y(2)
Proceeds from shares sold — — 141 1,622
Proceeds from reinvestment of distributions — — 20 203
Payments for shares redeemed — — (246) (2,975)
Net increase (decrease)
— — (85) (1,150)
Total increase (decrease)
(3,494) $ (36,345) 23,005 $ 206,395
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
(2) For the period November 1, 2018 to September 11, 2019 (final redemption).

Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
90 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 12.18 .07 1.23 1.30 (.07) (.53)
October 31, 2019 13.46 .10 .93 1.03 (.10) (2.21)
October 31, 2018 14.19 .09 .43 .52 (.11) (1.14)
October 31, 2017 12.10 .11 2.64 2.75 (.12) (.54)
October 31, 2016 12.59 .13 .15 .28 (.12) (.65)
Class C
October 31, 2020 12.12 (.02) 1.23 1.21 — (f) (.53)
October 31, 2019 13.41 .01 .93 .94 (.02) (2.21)
October 31, 2018 14.14 .01 .40 .41 — (1.14)
October 31, 2017 12.07 .01 2.63 2.64 (.03) (.54)
October 31, 2016 12.56 .04 .15 .19 (.03) (.65)
Class M
October 31, 2020 12.19 .11 1.23 1.34 (.12) (.53)
October 31, 2019 13.48 .13 .94 1.07 (.15) (2.21)
October 31, 2018 14.21 .16 .41 .57 (.16) (1.14)
October 31, 2017(5) 13.10 .07 1.13 1.20 (.09) —
Class S
October 31, 2020 12.20 .10 1.23 1.33 (.10) (.53)
October 31, 2019 13.49 .13 .9 2 1.0 5 (.13) (2.21)
October 31, 2018 14.21 .15 .42 .57 (.15) (1.14)
October 31, 2017 12.13 .14 2.63 2.77 (.15) (.54)
October 31, 2016 12.61 .16 .16 .32 (.15) (.65)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 91
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.60) 12.88 11.04 7,696 1.25 .99 .61 60
(2.31) 12.18 11.40 7,769 1.37 1.09 .88 130
(1.25) 13.46 3.59 10,011 1.33 1.05 .74 144
(.66) 14.19 23.47 5,560 1.30 1.05 .85 88
(.77) 12.10 2.51 6,317 1.33 1.07 1.06 75
(.53) 12.80 10.27 5,116 2.00 1.74 (.15) 60
(2.23) 12.12 10.53 5,630 2.13 1.85 .11 130
(1.14) 13.41 2.80 6,437 2.07 1.80 .06 144
(.57) 14.14 22.48 12,867 2.05 1.80 .11 88
(.68) 12.07 1.74 18,154 2.08 1.82 .32 75
(.65) 12.88 11.38 310,844 1.00 .64 .94 60
(2.36) 12.19 11.73 226,988 1.10 .72 1.14 130
(1.30) 13.48 3.94 94,519 1.08 .70 1.13 144
(.09) 14.21 9.43 96,138 1.03 .70 .78 88
(.63) 12.90 11.34 2,543,965 1.00 .74 .86 60
(2.34) 12.20 11.59 2,514,082 1.12 .84 1.13 130
(1.29) 13.49 3.91 2,621,72 7 1.08 .80 1.04 144
(.69) 14.21 23.64 2,901,736 1.05 .80 1.11 88
(.80) 12.13 2.85 2,742,942 1.08 .82 1.33 75

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
92 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,279,915
Administration fees 126,031
Distribution fees 5,136
Shareholder servicing fees 1,176
Transfer agent fees 436,785
Trustee fees 12,342
$ 1,861,385
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 47,314 $ 772,197 $ 796,090 $ — $ — $ 23,421 $ 557 $ —
U.S. Cash Management Fund 143,961 1,516,958 1,585,780 (64) (4) 75,071 1,290 —
$ 191,275 $ 2,289,155 $ 2,381,870 $ (64) $ (4) $ 98,492 $ 1,847 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 2,269,192,056 $ 712,921,103 $ (96,596,201) $ 616,324,902 $ 4,909,389 $ (52,906,776)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 27,809,126 $ 138,917,249 $ — $ 105,709,982 $ 353,975,135 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
94 U.S. Small Cap Equity Fund
U.S. Small Cap Equity Fund
-
Class A
‡
Total
Return
1 Year (13 .32)%
5 Years 3 .82%§
10 Years 7 .64%§
U.S. Small Cap Equity Fund
-
Class C
Total
Return
1 Year (8 .74)%
5 Years 4 .28%§
10 Years 7 .47%§
U.S. Small Cap Equity Fund
-
Class M
‡‡
Total
Return
1 Year (7 .68)%
5 Years 5 .44%§
10 Years 8 .60%§
U.S. Small Cap Equity Fund
-
Class R6
‡‡‡
Total
Return
1 Year (7 .67)%
5 Years 5 .51%§
10 Years 8 .75%§
U.S. Small Cap Equity Fund
-
Class S
Total
Return
1 Year (7 .78)%
5 Years 5 .36%§
10 Years 8 .56%§
U.S. Small Cap Equity Fund
-
Class Y
Total
Return
1 Year (7 . 64) %
5 Years 5 . 53%§
10 Years 8.76%§
Russell 2000
®
Index **
Total
Return
1 Year (0 .14)%
5 Years 7 .27%§
10 Years 9 .64%§
U.S. Small Cap Equity Linked Benchmark ***
Total
Return
1 Year (0 .14)%
5 Years 7 .27%§
10 Years 9 .72%§

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
U.S. Small Cap Equity Fund 95
The U.S. Small Cap Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at any time, including not allocating Fund assets to one or more money manager strategies. An exemptive order from the Securities
and Exchange Commission (“SEC”) permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2020, the Fund had eight money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class M, Class R6, Class S and Class Y Shares lost
8.05%, 8.74%, 7.68%, 7.67%, 7.78% and 7.64%, respectively.
This is compared to the Fund’s benchmark, the Russell 2000
®
Index, which lost 0.14% during the same period. The Fund’s
performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Small Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, lost
6.39%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
Investor sentiment was volatile during the fiscal year given the global spread of the coronavirus and the uncertainty around its progression, the extent of economic damage and the effectiveness of global policy response. In March and April, governments
worldwide implemented strict measures, including social
distancing, business closures, travel restrictions and quarantines.
These necessary health measures adversely affected the global economy and financial markets. To offset the impact, central banks and governments around the globe stepped in to provide monetary and fiscal stimulus. During the second half of 2020, the U.S. economy saw increased activity with job gains and
consumption markedly accelerating. Historic fiscal and monetary stimulus supported these trends, as well as the recovery of equity markets.
Over the fiscal year, growth stocks outperformed value stocks and large cap stocks outperformed small cap stocks. The coronavirus accelerated trends in e-commerce, cloud computing, online
advertising and remote work. The accelerated search for a
coronavirus vaccine and treatment also provided a tailwind for companies in the health care sector. On the other side, airlines, oil & gas companies and banks were hit particularly hard by the pandemic. Information technology and health care were among
the best performing sectors while energy and financials sectors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to small and micro capitalization stocks trading at discounted valuations as well as companies with higher quality characteristics. This positioning was in recognition of perceived valuation opportunities as well as the risk of elevated levels of corporate debt and unprofitability among U.S. small cap companies. Within the U.S. small cap market, a preference for low valuation negatively impacted benchmark relative performance whereas the Fund’s quality positioning was additive as companies with low leverage outperformed.
Sector allocation decisions were positive during the year,
especially underweights to the real estate and financials sectors, and overweights to the information technology and consumer
staples sectors.
Stock selection by the Fund’s money managers was the primary detractor during the period, including underperforming holdings within the health care, consumer discretionary and consumer
staples sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Ranger
Investment Management, L.P. was the best performing money
manager for the fiscal year and outperformed their 50% Russell
2000
®
Growth Index / 50% Russell 2000
®
Microcap Growth
Index benchmark. An underweight to the real estate sector and an overweight to the information technology sector were beneficial.

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
96 U.S. Small Cap Equity Fund
Additionally, stock selection within the information technology and industrials sectors was a meaningful driver of outperformance.
Ancora Advisors, LLC faced the strongest headwinds over
the fiscal year and underperformed the Russell 2000
®
Index.
A tilt toward lower valuation stocks was not beneficial. The money manager’s sector allocation decisions were not rewarded, including underweights to the information technology and health care sectors. Stock selection within the consumer discretionary, industrials and communication services sectors was the primary driver of benchmark relative underperformance.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value and quality factors. During the fiscal year, the strategy underperformed the Russell 2000
®
Index as the tilt toward stocks
with low valuation meaningfully detracted. Sector allocation decisions were moderately beneficial, including an underweight to the energy sector and an overweight to the consumer discretionary sector.
During the period, RIM equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
In May 2020, RIM determined to allocate Fund assets to Penn
Capital Management Company, Inc.’s strategy. Allocations to
other manager strategies were adjusted as a result.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Ancora Advisors, LLC Market Oriented
Boston Partners Global Investors, Inc. Value
Calamos Advisors, LLC Growth
Copeland Capital Management, LLC Market Oriented
DePrince , Race & Zollo , Inc. Value
Jacobs Levy Equity Management, Inc. Market Oriented
Penn Capital Management Company, Inc. Market Oriented
Ranger Investment Management, L.P, Growth

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
U.S. Small Cap Equity Fund 97
* Assumes initial investment on November 1, 2010.
** Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Index is constructed to provide a comprehensive and unbiased small-cap opportunity barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.
*** The U.S. Small Cap Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The U.S. Small Cap Equity Linked Benchmark represents the returns of the Russell 2500
TM
Index
through December 31, 2011 and the returns of the Russell 2000
®
Index thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
98 U.S. Small Cap Equity Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,157.50 $ 1,018.05
Expenses Paid During Period* $ 7.65 $ 7.15
* Expenses are equal to the Fund's annualized expense ratio of 1.41%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,153.80 $ 1,014.28
Expenses Paid During Period* $ 11.69 $ 10.94
* Expenses are equal to the Fund's annualized expense ratio of 2.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,160.00 $ 1,020.01
Expenses Paid During Period* $ 5.54 $ 5.18
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
U.S. Small Cap Equity Fund 99
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,160.40 $ 1,020.16
Expenses Paid During Period* $ 5.38 $ 5.03
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,159.90 $ 1,019.51
Expenses Paid During Period* $ 6.08 $ 5.69
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,160.30 $ 1,020.26
Expenses Paid During Period* $ 5.27 $ 4.93
* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
100 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.5%
Consumer Discretionary - 13.6%
Adtalem Global Education, Inc.(Æ) 25,022 587
Altice USA, Inc. Class A(Æ) 7,323 197
Amerco, Inc.(Ð) 981 341
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 287,856 1,935
American Public Education, Inc.(Æ) 37,475 1,059
America's Car-Mart, Inc.(Æ) 50,820 4,397
Aspen Group, Inc.(Æ)(Ñ) 41,412 388
B. Riley Financial, Inc. 221,631 5,816
Bassett Furniture Industries, Inc. 1,000 15
Beazer Homes USA, Inc.(Æ) 11,215 137
Bed Bath & Beyond, Inc.(Ñ) 74,288 1,471
Big Lots, Inc. 23,955 1,140
BJ's Restaurants, Inc. 197,221 5,564
BJ's Wholesale Club Holdings, Inc.(Æ) 38,126 1,460
Bloomin' Brands, Inc. 52,467 733
BMC Stock Holdings, Inc.(Æ) 34,803 1,378
Boot Barn Holdings, Inc.(Æ) 97,537 3,123
Brinker International, Inc.(Û) 48,708 2,121
Cable One, Inc.(Û) 1,330 2,303
Caesars Entertainment, Inc.(Æ) 34,358 1,540
Caleres, Inc. 471,555 3,622
Camping World Holdings, Inc. Class A(Ð) 4,573 121
Canada Goose Holdings, Inc.(Æ)(Ñ) 29,625 924
Cardlytics, Inc.(Æ)(Ñ) 15,865 1,171
Carrols Restaurant Group, Inc.(Æ) 274,937 1,608
Cavco Industries, Inc.(Æ) 18,585 3,199
Celestica, Inc.(Æ) 164,271 964
Central Garden & Pet Co. Class A(Æ) 8,391 297
Cheesecake Factory, Inc. (The) 18,005 535
Churchill Downs, Inc. 6,578 981
Chuy's Holdings, Inc.(Æ) 42,599 894
Cinemark Holdings, Inc.(Ñ) 41,186 337
Cooper Tire & Rubber Co. 30,698 1,056
Cooper-Standard Holdings, Inc.(Æ)(Ð)(Û) 60,015 941
Cracker Barrel Old Country Store, Inc. 4,762 542
Dana Holding Corp.(Ð) 175,211 2,452
Deckers Outdoor Corp.(Æ) 5,963 1,511
Del Taco Restaurants, Inc.(Æ) 282,626 2,096
Delta Apparel, Inc.(Æ) 100,581 1,675
Denny's Corp.(Æ) 256,642 2,300
Dillard's, Inc. Class A(Ñ) 16,427 735
Dine Brands Global, Inc.(Ð) 6,823 351
Dorman Products, Inc.(Æ) 8,628 770
El Pollo Loco Holdings, Inc.(Æ)(Ñ) 134,356 1,897
Entercom Communications Corp. Class A 100,692 151
EW Scripps Co. (The) Class A 168,054 1,526
First Cash Financial Services, Inc. 8,576 446
Five Below, Inc.(Æ) 3,092 412
Floor & Decor Holdings, Inc. Class A(Æ) 4,694 343
Fossil Group, Inc.(Æ)(Ð) 27,116 155
Foundation Building Materials, Inc.(Æ) 14,242 207
Full House Resorts, Inc.(Æ) 234,926 552
GameStop Corp. Class A(Æ) 52,769 552
GAN, Ltd.(Æ)(Ñ) 36,426 518
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Genesco, Inc.(Æ) 127,115 2,253
G-III Apparel Group, Ltd.(Æ) 44,803 604
Golden Entertainment, Inc.(Æ) 146,117 1,879
Goodyear Tire & Rubber Co. (The)(Ð) 147,930 1,225
GoPro, Inc. Class A(Æ)(Ð) 126,973 754
Gray Television, Inc.(Æ) 106,910 1,356
H&R Block, Inc.(Ð) 96,121 1,659
Hamilton Beach Brands Holding Co. Class A 108,767 2,399
Haverty Furniture Cos., Inc.(Ð) 17,398 435
HealthStream, Inc.(Æ) 10,259 188
Hibbett Sports, Inc.(Æ) 9,589 363
Houghton Mifflin Harcourt Co.(Æ)(Ð) 50,304 131
iHeartMedia, Inc. Class A(Æ)(Ñ) 94,752 779
International Game Technology PLC 84,956 697
IntriCon Corp.(Æ)(Ñ) 56,062 701
Jack in the Box, Inc.(Ð)(Û) 26,917 2,155
K12, Inc.(Æ)(Ð) 66,409 1,585
KB Home 24,583 793
Kontoor Brands, Inc. 116,329 3,827
La-Z-Boy, Inc. Class Z 26,526 908
LGI Homes, Inc.(Æ) 4,014 429
Lindblad Expeditions Holdings, Inc.(Æ) 59,036 491
Lithia Motors, Inc. Class A 7,186 1,650
Lovesac Co. (The)(Æ) 27,564 709
Macy's, Inc.(Ñ) 126,149 783
Madison Square Garden Entertainment Corp.
(Æ)(Ð) 53,024 3,446
Madison Square Garden Sports Corp. Class
A(Æ)(Û) 17,802 2,522
Manchester United PLC Class A 37,575 513
Marchex, Inc. Class B(Æ) 19,353 33
Marriott Vacations Worldwide Corp.(Ð) 19,952 1,928
Matthews International Corp. Class A 143,109 3,124
Meredith Corp.(Ð) 11,199 123
Meritage Homes Corp.(Æ) 13,655 1,189
Motorcar Parts of America, Inc.(Æ) 44,822 660
Movado Group, Inc. 7,940 87
Murphy USA, Inc. 5,382 658
Nexstar Media Group, Inc. Class A 13,048 1,075
OneWater Marine, Inc. Class A(Æ) 32,101 598
Overstock.com, Inc.(Æ) 5,816 326
Papa John's International, Inc. 3,487 267
Penn National Gaming, Inc.(Æ) 23,907 1,290
Perdoceo Education Corp.(Æ)(Ð) 33,116 374
PetIQ, Inc.(Æ)(Ñ) 113,724 3,248
Planet Fitness, Inc. Class A(Æ) 16,152 957
Quotient Technology, Inc.(Æ)(Û) 48,367 430
Qurate Retail, Inc. Class A 377,475 2,556
Red Robin Gourmet Burgers, Inc.(Æ) 12,061 145
Rent-A-Center, Inc. Class A(Ð) 24,228 749
Restoration Hardware(Æ) 2,343 785
REV Group, Inc. 15,165 119
Revlon, Inc. Class A(Æ) 2,816 12
Revolve Group, Inc.(Æ) 35,190 636
Sally Beauty Holdings, Inc.(Æ)(Ñ) 39,328 329
Scholastic Corp. 34,716 686
Scientific Games Corp. Class A(Æ)(Ð) 50,543 1,611

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SeaWorld Entertainment, Inc.(Æ)(Ñ) 42,172 929
Sinclair Broadcast Group, Inc. Class A(Ñ) 39,503 734
Skyline Champion Corp.(Æ) 145,602 3,735
SMART Global Holdings, Inc.(Æ)(Ð)(Ñ) 177,544 4,685
Sonic Automotive, Inc. Class A 21,607 779
Sportsman's Warehouse Holdings, Inc.(Æ) 38,905 506
Stamps.com, Inc.(Æ) 5,289 1,181
Steven Madden, Ltd. 51,564 1,238
Stoneridge, Inc.(Æ) 1,252 29
Taylor Morrison Home Corp. Class A(Æ) 44,062 952
Tenneco, Inc. Class A(Æ)(Ð) 36,721 317
Texas Roadhouse, Inc. Class A 75,227 5,268
Tilly's, Inc. Class A 143,492 881
Travelzoo, Inc.(Æ) 88,185 654
Tribune Publishing Co.(Æ) 3,180 36
Tupperware Brands Corp.(Æ) 7,927 251
Twin River Worldwide Holdings, Inc. 9,624 234
Universal Electronics, Inc.(Æ) 36,392 1,349
Universal Technical Institute, Inc.(Æ) 9,909 45
Urban Outfitters, Inc.(Æ) 30,826 689
Vera Bradley, Inc.(Æ) 17,039 108
Vista Outdoor, Inc.(Æ) 38,495 761
Visteon Corp.(Æ)(Ð) 17,074 1,531
Wingstop, Inc.(Û) 16,155 1,879
Winnebago Industries, Inc. 12,980 609
Wolverine World Wide, Inc. 222,208 5,927
WW International, Inc.(Æ) 21,097 446
Wyndham Hotels & Resorts, Inc.(Û) 127,848 5,946
ZAGG, Inc.(Æ)(Ð) 15,066 43
Zumiez, Inc.(Æ) 20,984 588
173,105
Consumer Staples - 3.3%
Adecoagro SA(Æ) 75,540 366
Alico, Inc. 23,889 690
Bunge, Ltd.(Û) 48,419 2,747
Coca-Cola Consolidated, Inc. 2,191 502
Core-Mark Holding Co., Inc. 18,317 501
elf Beauty, Inc.(Æ) 354,269 7,182
Energizer Holdings, Inc.(Ñ) 38,738 1,524
Farmer Brothers Co.(Æ) 111,290 386
Fresh Del Monte Produce, Inc. 84,946 1,829
Freshpet, Inc.(Æ) 4,358 499
Grocery Outlet Holding Corp.(Æ) 87,755 3,863
Helen of Troy, Ltd.(Æ) 5,839 1,107
Herbalife Nutrition, Ltd.(Æ)(Û) 36,288 1,638
J&J Snack Foods Corp. 3,628 492
Laird Superfood, Inc.(Æ) 12,225 562
Lancaster Colony Corp. 6,337 1,053
Lifevantage Corp.(Æ) 10,437 115
Medifast, Inc. 4,595 646
MGP Ingredients, Inc.(Ñ) 29,658 1,246
National Beverage Corp.(Æ)(Ñ) 6,712 525
National Vision Holdings, Inc.(Æ) 17,120 690
Nomad Foods, Ltd.(Æ) 155,431 3,769
Performance Food Group Co.(Æ) 84,926 2,855
Post Holdings, Inc.(Æ) 7,654 657
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Primo Water Corp. 140,691 1,763
Quanex Building Products Corp. 39,366 716
Sanderson Farms, Inc.(Ð) 7,966 1,019
SpartanNash Co. 15,289 281
Spectrum Brands Holdings, Inc. 9,089 517
United Natural Foods, Inc.(Æ) 22,177 323
USANA Health Sciences, Inc.(Æ) 14,102 1,067
WD-40 Co. 3,401 828
41,958
Energy - 2.3%
Arch Coal, Inc.(Æ)(Û) 33,689 1,029
ChampionX Corp.(Æ) 264,250 2,307
Continental Resources, Inc.(Ð) 37,237 448
Diamondback Energy, Inc. 44,632 1,159
EQT Corp. 68,343 1,035
Exterran Corp.(Æ) 16,114 68
Green Brick Partners, Inc.(Æ) 420,597 7,523
Green Plains, Inc.(Ð) 37,577 567
HollyFrontier Corp. 16,070 297
Magnolia Oil & Gas Corp.(Æ)(Ñ) 174,844 759
Matrix Service Co.(Æ) 296,248 2,252
Nabors Industries, Inc.(Ð) 3,730 106
National Energy Servicees Reunited Corp.(Æ) 363,810 2,692
Natural Gas Services Group, Inc.(Æ) 215,973 1,879
Newpark Resources, Inc.(Æ) 58,735 42
NOW, Inc.(Æ) 54,037 220
Occidental Petroleum Corp.(Ð) 13,040 119
Oil States International, Inc.(Æ) 18,816 47
Par Pacific Holdings, Inc.(Æ)(Ð) 45,220 291
PDC Energy, Inc.(Æ)(Ð) 13,313 159
Peabody Energy Corp.(Æ)(Ð) 85,464 110
ProPetro Holding Corp.(Æ) 49,095 194
Renewable Energy Group, Inc.(Æ) 12,192 688
REX American Resources Corp.(Æ)(Ð) 3,452 251
Select Energy Services, Inc. Class A(Æ) 383,611 1,159
SunCoke Energy, Inc. 35,933 125
Sunnova Energy International, Inc.(Æ) 16,974 408
Sunrun, Inc.(Æ) 14,834 772
Targa Resources Corp.(Ð) 82,689 1,327
TPI Composites, Inc.(Æ)(Ð) 25,351 839
World Fuel Services Corp. 37,555 791
29,663
Financial Services - 22.3%
1st Source Corp. 15,675 525
AerCap Holdings NV(Æ) 18,734 465
Agree Realty Corp.(ö) 9,370 582
Alliance Data Systems Corp. 43,939 2,265
Altabank Corp.(Æ) 5,113 111
Altisource Portfolio Solutions SA(Æ) 1,552 17
Amalgamated Bank Class A 37,888 421
American Campus Communities, Inc.(Ð)(ö) 28,102 1,053
American Equity Investment Life Holding
Co.(Ð) 68,594 1,702
Ameris Bancorp 102,126 2,992

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
102 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amerisafe, Inc. 12,287 725
Argo Group International Holdings, Ltd. 15,187 542
Armada Hoffler Properties, Inc.(Ð)(ö) 16,755 151
ARMOUR Residential REIT, Inc.(ö) 75,954 725
Assurant, Inc.(Ð) 3,988 496
Assured Guaranty, Ltd. 8,201 209
Atlantic Capital Bancshares, Inc.(Æ) 117,971 1,637
Atlantic Union Bankshares Corp.(Æ) 28,576 723
Axis Capital Holdings, Ltd.(Ð) 71,597 3,057
Axos Financial, Inc.(Æ)(Ð)(Ñ) 23,917 652
Banc of California, Inc. 339,364 4,072
Bancorp, Inc. (The)(Æ)(Ð) 28,991 278
BancorpSouth Bank 34,865 816
BankUnited, Inc. 35,076 886
Banner Corp. 14,818 546
Baycom Corp.(Æ) 4,584 51
Blackstone Mortgage Trust, Inc. Class A(Ñ)(ö) 93,488 2,029
Blucora, Inc.(Æ) 131,362 1,307
Bridgewater Bancshares, Inc.(Æ) 6,745 75
Brighthouse Financial, Inc.(Æ)(Û) 63,533 2,103
Brightsphere Investment Group, Inc. 44,592 615
Brixmor Property Group, Inc.(ö) 117,704 1,290
Broadmark Realty Capital, Inc.(ö) 119,599 1,192
Byline Bancorp, Inc. 109,486 1,439
Cadence Bancorp 63,060 708
Camden Property Trust(Ð)(ö) 27,314 2,519
Cannae Holdings, Inc.(Æ) 88,294 3,265
Capital City Bank Group, Inc. 115,133 2,454
Capstar Financial Holdings, Inc. 172,656 1,794
Capstead Mortgage Corp.(ö) 128,206 655
Carter Bank and Trust 7,294 51
Cathay General Bancorp 27,754 653
CBTX, Inc. 7,668 145
Central Valley Community Bancorp 1,009 13
Century Bancorp, Inc. Class A 25,303 1,811
Chemung Financial Corp. 763 26
CIT Group, Inc. 23,156 682
Civista Bancshares, Inc. 101,636 1,449
Coastal Financial Corp.(Æ) 3,540 53
Collectors Universe, Inc. 17,759 976
Columbia Banking System, Inc. 27,798 790
Community Bank System, Inc. 11,436 663
Community Bankers Trust Corp. 71,414 390
CoreCivic, Inc.(Æ) 60,714 389
CorEnergy Infrastructure Trust, Inc.(ö) 7,600 36
CorePoint Lodging, Inc.(ö) 18,037 86
Cowen Group, Inc. Class A 146,783 3,150
CTO Realty Growth, Inc. 40,210 1,774
Cullen/Frost Bankers, Inc. 12,432 874
Cushman & Wakefield PLC(Æ) 39,164 459
CVB Financial Corp. 31,874 558
CyrusOne, Inc.(ö) 23,834 1,693
Deluxe Corp. 21,246 456
Donegal Group, Inc. Class A 814 12
Eagle Bancorp, Inc. 20,591 616
Easterly Government Properties, Inc.(ö) 19,756 413
EastGroup Properties, Inc.(ö) 8,083 1,076
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ellington Financial, Inc.(ö) 55,065 674
Emerald Holding, Inc. 56,437 148
Employers Holdings, Inc. 2,213 71
Enova International, Inc.(Æ) 15,099 232
Equity Commonwealth(ö) 38,013 1,004
Equity LifeStyle Properties, Inc. Class A(Ð)
(ö) 20,516 1,214
Essent Group, Ltd. 89,068 3,549
Essential Properties Realty Trust, Inc.(ö) 24,885 411
Everi Holdings, Inc.(Æ)(Ð) 402,161 3,463
EZCORP, Inc. Class A(Æ)(Ð) 32,055 143
Fathom Holdings, Inc.(Æ) 41,806 784
FB Financial Corp. 39,341 1,161
Federated Hermes, Inc. Class B 27,805 665
FedNat Holding Co. 1,928 10
First BanCorp 77,651 1,871
First Financial Bankshares, Inc. 25,694 766
First Financial Corp. 2,865 99
First Foundation, Inc. 265,194 3,943
First Horizon National Corp. 90,501 942
First Interstate BancSystem, Inc. Class A 55,833 1,971
First Midwest Bancorp, Inc. 40,713 511
Franchise Group, Inc.(Æ) 117,375 2,690
FRP Holdings, Inc.(Æ) 35,667 1,443
Fulton Financial Corp. 54,807 602
Gaming and Leisure Properties, Inc.(Ð)(ö) 223,187 8,112
Genworth Financial, Inc. Class A(Æ) 370,899 1,458
Getty Realty Corp.(ö) 88,456 2,325
Glacier Bancorp, Inc. 17,735 635
Great Western Bancorp, Inc. 29,269 380
Green Dot Corp. Class A(Æ)(Ð) 68,387 3,646
Guaranty Bancshares, Inc. 2,996 87
Hallmark Financial Services, Inc.(Æ)(Ð) 206,835 560
Hancock Holding Co. 31,481 720
Hanmi Financial Corp. 20,184 181
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) 7,563 317
Hanover Insurance Group, Inc. (The)(Ð) 18,093 1,731
HarborOne Bancorp, Inc. 121,311 1,140
HCI Group, Inc.(Ð) 5,850 275
Healthcare Realty Trust, Inc.(ö) 20,348 566
Heartland Financial USA, Inc. 11,241 370
Helios Technologies, Inc.(Æ) 16,481 690
Heritage Financial Corp. 52,353 1,097
Heritage Insurance Holdings, Inc. 2,764 26
Hilltop Holdings, Inc. 37,547 856
Home Bancorp, Inc. 1,883 48
Home BancShares, Inc. 123,879 2,056
HomeStreet, Inc. 201,350 6,255
HomeTrust Bancshares, Inc. 6,420 103
Hope Bancorp, Inc. 62,760 506
Houlihan Lokey, Inc. Class A 39,510 2,477
I3 Verticals, Inc. Class A(Æ)(Ñ) 229,514 4,734
Independence Realty Trust, Inc.(ö) 253,352 3,078
Independent Bank Corp. 190,484 2,851
Independent Bank Group, Inc. 17,742 915
Industrial Logistics Properties Trust(ö) 57,096 1,095

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Invesco Mortgage Capital, Inc.(Ñ)(ö) 269,144 727
Investors Bancorp, Inc. 73,601 623
Investors Real Estate Trust(ö) 37,074 2,499
James River Group Holdings, Ltd.(Ð)(Û) 36,026 1,683
JBG Smith Properties(ö) 1,845 43
Kearny Financial Corp. 439,886 3,695
Kemper Corp. 14,988 924
Kinsale Capital Group, Inc. 1,671 313
KKR Real Estate Finance Trust, Inc.(ö) 57,587 962
LendingClub Corp.(Æ) 51,157 239
LendingTree, Inc.(Æ)(Ñ) 6,677 2,161
Lexington Realty Trust(ö) 64,351 639
Live Oak Bancshares, Inc.(Ð) 13,508 504
LPL Financial Holdings, Inc.(Û) 28,551 2,282
Marlin Business Services Corp. 252 2
Merchants Bancorp 7,945 171
Mercury General Corp.(Ð) 10,666 434
Meridian Bancorp, Inc. 34,939 435
Metropolitan Bank Holding Corp.(Æ) 803 24
MFA Financial, Inc.(ö) 553,807 1,562
MGIC Investment Corp. 100,203 1,008
Moelis & Co. Class A 10,190 379
Mr. Cooper Group, Inc.(Æ) 29,315 618
National Bank Holdings Corp. Class A 113,841 3,433
National General Holdings Corp. 12,276 417
National Health Investors, Inc.(ö) 10,321 578
NBT Bancorp, Inc. 21,100 578
Newmark Group, Inc. Class A 119,115 564
NexPoint Residential Trust, Inc.(ö) 61,393 2,721
Nicolet Bankshares, Inc.(Æ) 5,130 317
NMI Holdings, Inc. Class A(Æ) 227,964 4,898
Northeast Bank 106,450 2,043
Northrim BanCorp, Inc. 740 21
Northwest Bancshares, Inc. 57,046 609
ODP Corp. (The)(Æ)(Ð) 726 14
OFG Bancorp 25,819 372
Old National Bancorp 33,669 471
Old Second Bancorp, Inc. 228,278 1,952
Origin Bancorp, Inc. 1,081 24
PCSB Financial Corp. 287,374 3,871
Peapack Gladstone Financial Corp. 12,562 212
PennyMac Financial Services, Inc. 15,313 778
Peoples Bancorp, Inc. 106,375 2,404
Physicians Realty Trust(ö) 68,909 1,162
Piedmont Office Realty Trust, Inc. Class A(ö) 22,670 259
Plymouth Industrial REIT, Inc.(ö) 104,536 1,329
Popular, Inc.(Û) 107,424 4,533
Postal Realty Trust, Inc. Class A(ö) 205,167 2,848
Potlatch Corp.(ö) 114,186 4,743
Premier Financial Corp. 152,562 2,745
Primerica, Inc. 2,857 315
ProAssurance Corp. 32,187 497
Provident Financial Services, Inc. 39,402 535
PS Business Parks, Inc.(ö) 5,782 660
QCR Holdings, Inc. 6,745 209
QTS Realty Trust, Inc. Class A(Ñ)(ö) 11,072 681
Radian Group, Inc. 58,999 1,059
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RE/MAX Holdings, Inc. Class A 40,281 1,303
Realogy Holdings Corp.(Æ) 394,138 4,399
Redfin Corp.(Æ) 20,250 846
Reinsurance Group of America, Inc. Class
A(Ð) 26,600 2,687
RenaissanceRe Holdings, Ltd.(Ð) 10,968 1,774
Renasant Corp. 26,174 746
Retail Value, Inc.(ö) 6,218 78
RLI Corp. 7,207 625
RLJ Lodging Trust(ö) 53,069 434
RMR Group, Inc. (The) Class A 56,218 1,499
Sabra Health Care REIT, Inc.(ö) 34,864 459
Safety Insurance Group, Inc. 10,258 718
Selective Insurance Group, Inc. 12,956 674
ServisFirst Bancshares, Inc. 19,884 734
Shore Bancshares, Inc. 68,976 746
Sierra Bancorp 3,805 75
Silvercrest Asset Management Group, Inc.
Class A 144,608 1,633
Simmons First National Corp. Class A 34,475 586
SITE Centers Corp.(ö)(Û) 83,931 572
SL Green Realty Corp.(Ð)(ö) 17,038 729
SLM Corp.(Ð) 210,253 1,932
SmartFinancial, Inc. 4,476 67
South State Corp. 57,233 3,514
SP Plus Corp.(Æ) 123,848 2,283
Spirit of Texas Bancshares, Inc. 1,873 24
Spirit Realty Capital, Inc.(Ð)(ö) 36,526 1,098
STAG Industrial, Inc.(ö) 30,398 946
Stewart Information Services Corp.(Û) 57,393 2,433
Stifel Financial Corp. 21,417 1,252
Summit Hotel Properties, Inc.(Ð)(ö) 46,491 245
Sunstone Hotel Investors, Inc.(ö) 58,820 436
Terreno Realty Corp.(ö) 13,632 767
Texas Capital Bancshares, Inc.(Æ)(Ð) 51,595 2,322
Third Point Reinsurance, Ltd.(Æ) 18,065 141
Tiptree Financial, Inc. Class A 239,868 1,168
TriCo Bancshares 25,616 741
TriState Capital Holdings, Inc.(Æ) 3,223 41
Triumph Bancorp, Inc.(Æ) 137,229 5,780
Trustmark Corp. 24,284 568
UMB Financial Corp. 14,659 892
UMH Properties, Inc.(ö) 323,720 4,412
United Bankshares, Inc. 32,004 839
United Community Banks, Inc. 33,742 707
United Fire Group, Inc. 3,000 62
United Insurance Holdings Corp.(Ð) 18,445 81
Universal Insurance Holdings, Inc. 39,478 492
Valley National Bancorp 95,518 730
Velocity Financial, Inc.(Æ) 102,106 444
Veritex Holdings, Inc. 64,098 1,265
Virtu Financial, Inc. Class A 25,164 538
Voya Financial, Inc.(Û) 44,796 2,147
Waddell & Reed Financial, Inc. Class A(Ð) 129,096 1,982
Walker & Dunlop, Inc. 11,633 731
Washington Federal, Inc. 15,898 338
Washington Trust Bancorp, Inc. 66,433 2,243

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
104 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Webster Financial Corp. 57,786 1,861
Western Alliance Bancorp 28,649 1,180
WSFS Financial Corp. 23,998 760
282,653
Health Care - 17.4%
Accuray, Inc.(Æ) 230,334 670
AdaptHealth Corp.(Æ) 79,276 2,164
Adverum Biotechnologies, Inc.(Æ) 53,479 583
Aeglea BioTherapeutics, Inc.(Æ) 11,626 89
Aerie Pharmaceuticals, Inc.(Æ)(Ð) 12,794 136
Agenus, Inc.(Æ) 178,494 658
Agios Pharmaceuticals, Inc.(Æ)(Ð) 24,471 981
Akebia Therapeutics, Inc.(Æ) 65,225 145
Akero Therapeutics, Inc.(Æ) 4,870 129
Aldeyra Therapeutics, Inc.(Æ)(Ð) 13,404 90
Alector, Inc.(Æ)(Ñ) 37,081 349
Alkermes PLC(Æ)(Ð)(Û) 86,412 1,404
Allakos, Inc.(Æ)(Ñ) 13,322 1,267
Allogene Therapeutics, Inc.(Æ) 35,201 1,194
Allscripts Healthcare Solutions, Inc.(Æ) 165,928 1,673
Alphatec Holdings, Inc.(Æ) 227,349 1,942
Amicus Therapeutics, Inc.(Æ) 112,775 2,011
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 24,283 101
Anavex Life Sciences Corp.(Æ)(Ñ) 121,864 719
AngioDynamics, Inc.(Æ) 13,909 144
ANI Pharmaceuticals, Inc.(Æ)(Ð) 109,298 2,786
Anika Therapeutics, Inc.(Æ) 63,134 2,059
Apellis Pharmaceuticals, Inc.(Æ) 33,069 1,055
Applied Genetic Technologies Corp.(Æ)(Ð) 28,964 149
Aptinyx, Inc.(Æ) 15,913 47
Ardelyx, Inc.(Æ)(Ð) 14,702 75
Arrowhead Pharmaceuticals, Inc.(Æ) 40,332 2,311
Assertio Holdings, Inc.(Æ) 84,264 52
Atara Biotherapeutics, Inc.(Æ)(Ð) 8,110 105
Athenex, Inc.(Æ)(Ð) 23,817 272
Athersys, Inc.(Æ)(Ñ) 389,287 681
Avid Bioservices, Inc.(Æ) 441,823 3,205
Beyondspring, Inc.(Æ)(Ð) 9,843 145
BioDelivery Sciences International, Inc.(Æ) 142,324 450
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ)(Ð) 36,191 2,803
BioLife Solutions, Inc.(Æ) 451,831 12,973
Biomerica, Inc.(Æ) 99,145 541
BioTelemetry, Inc.(Æ) 99,631 4,242
Bioxcel Therapeutics, Inc.(Æ) 10,558 482
Bluebird Bio, Inc.(Æ)(Ð) 25,822 1,335
Blueprint Medicines Corp.(Æ) 20,236 2,070
BridgeBio Pharma, Inc.(Æ)(Ñ) 26,945 1,034
Cara Therapeutics, Inc.(Æ)(Ð) 14,911 198
Cardiovascular Systems, Inc.(Æ) 14,767 526
Castlight Health, Inc. Class B(Æ) 87,513 77
Cellular Biomedicine Group, Inc.(Æ) 43,700 787
ChemoCentryx, Inc.(Æ) 15,494 744
Chiasma, Inc.(Æ) 22,224 83
Chimerix, Inc.(Æ)(Ð) 16,370 44
Coherus Biosciences, Inc.(Æ)(Ð) 27,051 451
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Computer Programs & Systems, Inc.(Û) 9,260 258
Concert Pharmaceuticals, Inc.(Æ)(Ð) 28,390 293
CONMED Corp. 33,349 2,600
Constellation Pharmaceuticals, Inc.(Æ)(Ñ) 37,137 729
Corcept Therapeutics, Inc.(Æ)(Ð) 20,843 350
CorVel Corp.(Æ) 35,837 3,269
Corvus Pharmaceuticals, Inc.(Æ)(Ð) 13,838 55
Cross Country Healthcare, Inc.(Æ)(Ð) 14,005 110
CryoLife, Inc.(Æ) 32,494 545
Cutera, Inc.(Æ) 11,867 225
Cyclerion Therapeutics, Inc.(Æ) 12,352 29
Cytokinetics, Inc.(Æ)(Ð) 55,553 854
CytomX Therapeutics, Inc.(Æ) 31,329 207
Deciphera Pharmaceuticals, Inc.(Æ) 21,726 1,262
Denali Therapeutics, Inc.(Æ) 42,884 1,835
Dicerna Pharmaceuticals, Inc.(Æ) 39,527 829
Eagle Pharmaceuticals, Inc.(Æ)(Ð) 26,802 1,247
Editas Medicine, Inc.(Æ)(Ð)(Ñ) 52,522 1,625
Eidos Therapeutics, Inc.(Æ) 19,412 1,377
Eiger BioPharmaceuticals, Inc.(Æ)(Ð) 13,976 124
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 30,911 1,349
Endo International PLC(Æ)(Ð) 71,417 326
Ensign Group, Inc. (The) 67,403 3,966
Epizyme, Inc.(Æ)(Ñ) 44,814 554
Esperion Therapeutics, Inc.(Æ)(Ð)(Ñ) 25,961 778
Fate Therapeutics, Inc.(Æ) 40,069 1,779
Fennec Pharmaceuticals, Inc.(Æ)(Ñ) 92,656 700
FibroGen, Inc.(Æ)(Ð) 55,477 2,129
Forma Therapeutics Holdings, Inc.(Æ) 13,518 583
Frequency Therapeutics, Inc.(Æ)(Ñ) 39,097 855
Fulgent Genetics, Inc.(Æ)(Ñ) 223,966 7,286
GenMark Diagnostics, Inc.(Æ) 50,593 618
Gossamer Bio, Inc.(Æ)(Ð) 23,306 193
Halozyme Therapeutics, Inc.(Æ) 68,921 1,930
Hanger, Inc.(Æ)(Ð) 7,753 135
Heron Therapeutics, Inc.(Æ)(Ñ) 62,769 1,024
Heska Corp.(Æ)(Ñ) 60,257 7,070
Homology Medicines, Inc.(Æ)(Ð) 17,818 188
iCAD, Inc.(Æ) 86,944 849
ICU Medical, Inc.(Æ)(Ð) 9,234 1,642
IGM Biosciences, Inc.(Æ)(Ñ) 7,793 411
ImmunoGen, Inc.(Æ) 72,786 411
Infinity Pharmaceuticals, Inc.(Æ) 10,972 12
InfuSystems Holdings, Inc.(Æ) 260,421 3,208
Insmed, Inc.(Æ) 38,400 1,265
Integer Holdings Corp.(Æ) 24,030 1,405
Intellia Therapeutics, Inc.(Æ) 39,981 957
Intercept Pharmaceuticals, Inc.(Æ)(Ð)(Ñ) 25,519 709
Intersect ENT, Inc.(Æ) 17,170 266
Invacare Corp. 200,728 1,628
Invitae Corp.(Æ)(Ñ) 9,844 386
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 19,451 913
iRadimed Corp.(Æ) 205,002 4,643
Jazz Pharmaceuticals PLC(Æ)(Ð) 2,953 426
Kura Oncology, Inc.(Æ) 17,907 560
Lannett Co., Inc.(Æ)(Ð) 32,914 212
Lantheus Holdings, Inc.(Æ)(Ð) 4,174 45

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LeMaitre Vascular, Inc. 141,383 4,592
LHC Group, Inc.(Æ) 14,718 3,187
LivaNova PLC(Æ)(Û) 22,896 1,153
MacroGenics, Inc.(Æ) 37,122 721
Magellan Health, Inc.(Æ) 13,632 985
Medpace Holdings, Inc.(Æ) 31,817 3,530
Merit Medical Systems, Inc.(Æ) 16,725 837
Minerva Neurosciences, Inc.(Æ) 48,432 155
Mirati Therapeutics, Inc.(Æ) 13,581 2,949
Molina Healthcare, Inc.(Æ)(Û) 13,863 2,585
Mustang Bio, Inc.(Æ) 8,695 23
MyoKardia, Inc.(Æ) 2,477 554
Myriad Genetics, Inc.(Æ)(Ð) 101,527 1,262
NantKwest, Inc.(Æ)(Ñ) 93,517 702
Natera, Inc.(Æ) 31,058 2,089
Natus Medical, Inc.(Æ) 23,500 428
Nektar Therapeutics(Æ)(Ð) 11,019 175
Neogen Corp.(Æ) 34,388 2,398
NeoGenomics, Inc.(Æ) 101,710 3,990
NextGen Healthcare, Inc.(Æ) 32,317 440
NGM Biopharmaceuticals, Inc.(Æ) 9,857 171
Novavax, Inc.(Æ)(Ñ) 21,776 1,758
Novocure, Ltd.(Æ)(Ð) 5,593 683
Odonate Therapeutics, Inc.(Æ) 5,151 74
Option Care Health, Inc.(Æ) 102,267 1,363
Orthofix Medical, Inc.(Æ) 16,547 517
Owens & Minor, Inc. 6,551 165
Oxford Immunotec Global PLC(Æ) 66,002 742
Pennpant Group, Inc. (The)(Æ) 92,759 3,864
PRA Health Sciences, Inc.(Æ) 14,551 1,418
Progenics Pharmaceuticals, Inc.(Æ)(Ð)(Š) 15,095 —
Prothena Corp. PLC(Æ)(Ð) 22,747 248
Providence Service Corp. (The)(Æ) 22,288 2,620
PTC Therapeutics, Inc.(Æ)(Ð) 30,637 1,599
R1 RCM, Inc.(Æ) 34,743 623
Radius Health, Inc.(Æ)(Ð) 35,847 481
RadNet, Inc.(Æ) 195,449 2,836
Recro Pharma, Inc.(Æ)(Ð) 11,558 18
REGENXBIO, Inc.(Æ)(Ð) 9,555 275
Repligen Corp.(Æ) 29,096 4,847
Retrophin, Inc.(Æ)(Ð) 30,109 609
Revolution Medicines, Inc.(Æ) 23,766 717
Rubius Therapeutics, Inc.(Æ) 11,554 49
Sage Therapeutics, Inc.(Æ)(Ð) 7,887 579
Sangamo BioSciences, Inc.(Æ) 95,025 983
Scholar Rock Holding Corp.(Æ)(Ð) 5,384 209
SI-BONE, Inc.(Æ) 37,638 789
Sorrento Therapeutics, Inc.(Æ) 49,295 342
Spectrum Pharmaceuticals, Inc.(Æ)(Ð) 41,574 143
Stemline Therapeutics, Inc.(Æ)(Ñ)(Š) 100,107 33
Strongbridge Biopharma PLC(Æ)(Ð) 26,730 52
Supernus Pharmaceuticals, Inc.(Æ)(Ð) 21,724 399
Surmodics, Inc.(Æ) 4,020 148
Sutro Biopharma, Inc.(Æ)(Ð) 5,585 72
Syndax Pharmaceuticals, Inc.(Æ) 60,618 1,055
Syneos Health, Inc. Class A(Æ) 17,232 915
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 127,805 4,414
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tactile Systems Technology, Inc.(Æ)(Ñ) 82,365 3,013
Tenet Healthcare Corp.(Æ)(Ð) 45,187 1,109
TG Therapeutics, Inc.(Æ) 67,358 1,702
Theravance Biopharma, Inc.(Æ)(Ð) 25,768 487
Tricida, Inc.(Æ) 10,151 57
Turning Point Therapeutics, Inc.(Æ) 15,576 1,436
Twist Bioscience Corp.(Æ) 18,254 1,399
Ultragenyx Pharmaceutical, Inc.(Æ) 19,757 1,986
United Therapeutics Corp.(Æ)(Û) 19,205 2,578
UNITY Biotechnology, Inc.(Æ) 16,864 65
Utah Medical Products, Inc. 79,381 6,589
Vanda Pharmaceuticals, Inc.(Æ) 21,929 234
Varex Imaging Corp.(Æ)(Ð) 28,050 376
Vaxcyte, Inc.(Æ) 14,139 528
Veracyte, Inc.(Æ) 26,072 904
Vir Biotechnology, Inc.(Æ)(Ñ) 23,867 750
VYNE Therapeutics, Inc.(Æ)(Ð) 3,674 6
WaVe Life Sciences, Ltd.(Æ)(Ð) 16,053 113
Xencor, Inc.(Æ) 27,132 1,041
Zentalis Pharmaceuticals, Inc.(Æ) 16,249 643
Zogenix, Inc.(Æ) 4,984 106
221,152
Materials and Processing - 8.0%
Advanced Drainage Systems, Inc. 7,103 451
AdvanSix, Inc.(Æ) 115,077 1,751
A-Mark Precious Metals, Inc. 1,779 55
American Woodmark Corp.(Æ) 11,405 942
Apogee Enterprises, Inc. 18,406 440
Arconic Corp.(Æ) 162,656 3,536
Ashland Global Holdings, Inc.(Ð)(Û) 27,888 1,946
Aspen Aerogels, Inc.(Æ) 117,374 1,326
Atkore International Group, Inc.(Æ)(Ð) 27,986 579
Axalta Coating Systems, Ltd.(Æ) 20,500 515
Beacon Roofing Supply, Inc.(Æ) 60,145 1,847
Boise Cascade Co. 26,137 1,003
Broadwind Energy, Inc.(Æ) 82,970 309
Builders FirstSource, Inc.(Æ) 38,509 1,167
Cabot Corp. 23,861 907
Caesarstone, Ltd. 94,773 915
CF Industries Holdings, Inc. 40,012 1,105
Chemours Co. (The) 23,977 483
Clearwater Paper Corp.(Æ)(Ð) 69,344 2,576
Comfort Systems USA, Inc. 23,689 1,085
Commercial Metals Co. 31,852 658
Culp, Inc. 227,266 2,820
Eagle Materials, Inc. 55,738 4,751
Forterra, Inc.(Æ) 168,266 2,196
Hecla Mining Co. 119,267 546
Huntsman Corp.(Û) 98,011 2,381
Ingevity Corp.(Æ) 83,087 4,560
Installed Building Products, Inc.(Æ) 11,583 1,049
Insteel Industries, Inc. 87,508 1,904
Interface, Inc. Class A 30,738 188
KAR Auction Services, Inc. 69,164 1,007
Koppers Holdings, Inc.(Æ) 125,209 2,808
Kraton Corp.(Æ)(Ð) 14,094 399

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
106 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kronos Worldwide, Inc.(Ñ) 153,939 2,050
Landec Corp.(Æ) 247,711 2,380
LB Foster Co. Class A(Æ) 2,765 37
LiqTech International, Inc.(Æ)(Ñ) 644,809 4,816
Louisiana-Pacific Corp. 100,705 2,878
Masonite International Corp.(Æ)(Û) 18,505 1,628
Mosaic Co. (The) 105,202 1,946
MRC Global, Inc.(Æ) 49,158 209
Mueller Industries, Inc. 30,818 892
Myers Industries, Inc. 6,160 88
Novagold Resources, Inc.(Æ) 30,776 319
O-I Glass, Inc. Class I(Ð) 141,913 1,338
Olympic Steel, Inc. 4,179 48
Omega Flex, Inc.(Ñ) 38,482 5,760
Orion Engineered Carbons SA 70,465 1,034
Patrick Industries, Inc. 11,131 621
Quaker Chemical Corp.(Ñ) 12,517 2,388
RBC Bearings, Inc.(Æ) 7,080 843
Resideo Technologies, Inc.(Æ)(Ð) 20,026 202
Ryerson Holding Corp.(Æ) 5,343 42
Schnitzer Steel Industries, Inc. Class A 42,259 887
Schweitzer-Mauduit International, Inc. 105,206 3,493
Simpson Manufacturing Co., Inc. 9,981 886
SiteOne Landscape Supply, Inc.(Æ) 23,982 2,866
SSR Mining, Inc.(Æ) 37,761 699
Stepan Co.(Ð)(Û) 16,795 1,956
Terminix Global Holdings, Inc.(Æ) 24,078 1,134
TimkenSteel Corp.(Æ) 28,099 109
Trinseo SA 24,083 766
Tronox Holdings PLC Class A 327,227 3,197
Unifi, Inc.(Æ)(Ð) 17,478 262
Universal Stainless & Alloy Products, Inc.(Æ) 166,438 904
Valvoline, Inc. 265,323 5,218
Venator Materials PLC(Æ) 229,858 446
Veritiv Corp.(Æ) 6,780 98
Verso Corp. Class A 13,588 106
Worthington Industries, Inc. 13,676 673
WR Grace & Co. 11,321 493
101,917
Producer Durables - 15.3%
ABM Industries, Inc. 23,483 815
Adient PLC(Æ)(Ð) 25,804 548
Aegion Corp. Class A(Æ) 81,718 1,153
Aerojet Rocketdyne Holdings, Inc.(Æ) 12,144 394
AGCO Corp.(Û) 28,483 2,194
Air Transport Services Group, Inc.(Æ) 81,110 2,274
Alaska Air Group, Inc. 25,035 949
Albany International Corp. Class A 15,482 789
Allegiant Travel Co. Class A 5,292 713
Allied Motion Technologies, Inc. 110,805 4,186
Alta Equipment Group Inc.(Æ)(Ñ) 240,605 1,833
Applied Industrial Technologies, Inc. 13,749 839
ArcBest Corp.(Ð) 32,898 1,004
Arcosa, Inc. 119,695 5,526
Ardmore Shipping Corp. 490,909 1,375
Argan, Inc. 93,629 3,856
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ASGN, Inc.(Æ) 18,546 1,237
Astronics Corp.(Æ) 24,722 158
Atlas Air Worldwide Holdings, Inc.(Æ) 10,925 646
Axon Enterprise, Inc.(Æ) 12,487 1,235
Barnes Group, Inc. 12,628 463
Barrett Business Services, Inc. 5,156 305
Brink's Co. (The) 119,564 5,121
CAI International, Inc.(Ð) 3,524 93
Chart Industries, Inc.(Æ) 12,865 1,086
Clean Harbors, Inc.(Æ) 16,555 877
Colfax Corp.(Æ) 20,473 557
Commercial Vehicle Group, Inc.(Æ) 26,324 154
Covenant Transportation Group, Inc. Class
A(Æ)(Ð) 121,269 1,670
CRA International, Inc. 86,858 3,557
Darling Ingredients, Inc.(Æ) 18,346 789
Diamond S Shipping, Inc.(Æ) 6,928 39
Dorian LPG, Ltd.(Æ) 19,563 160
DXP Enterprises, Inc.(Æ) 10,521 165
Dycom Industries, Inc.(Æ) 8,849 575
Echo Global Logistics, Inc.(Æ)(Û) 46,146 1,245
Element Solutions, Inc.(Æ)(Ð) 568,439 6,661
EMCOR Group, Inc.(Û) 34,687 2,365
Energy Recovery, Inc.(Æ)(Ð) 3,332 32
EnerSys 10,378 743
Euronav NV(Ñ) 68,965 508
Evo Payments, Inc. Class A(Æ) 162,552 3,425
Exponent, Inc. 12,512 871
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Franklin Electric Co., Inc. 17,600 1,051
frontdoor, Inc.(Æ)(Û) 101,854 4,036
Gates Industrial Corp. PLC(Æ) 63,015 699
Genasys, Inc.(Æ) 268,478 1,616
GP Strategies Corp.(Æ) 110,304 1,064
Great Lakes Dredge & Dock Corp.(Æ) 177,556 1,834
Greenbrier Cos., Inc. 24,317 656
Harsco Corp.(Æ) 110,977 1,432
Heartland Express, Inc. 56,537 1,035
Heidrick & Struggles International, Inc. 52,190 1,193
Herman Miller, Inc. 24,423 744
Hertz Global Holdings, Inc. Class W(Æ)(Ð) 25,592 1,136
HNI Corp. 33,847 1,102
Howmet Aerospace, Inc. 8,595 148
Hub Group, Inc. Class A(Æ) 18,144 910
Hyster-Yale Materials Handling, Inc. 19 1
ICF International, Inc. 42,985 2,811
Insperity, Inc.(Ð) 18,074 1,384
International Seaways, Inc. 88,230 1,195
JetBlue Airways Corp.(Æ) 39,809 477
John Bean Technologies Corp. 5,649 474
KBR, Inc. 112,141 2,500
Kennametal, Inc. 40,572 1,258
Kforce, Inc. 10,018 348
Kimball International, Inc. Class B 101,714 1,048
Korn & Ferry International 46,257 1,396
Kratos Defense & Security Solutions, Inc.(Æ) 150,717 2,847

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Landstar System, Inc.(Û) 1,144 143
LCI Industries 7,480 820
Liquidity Services, Inc.(Æ) 113,781 971
Lydall, Inc.(Æ)(Ð) 17,540 347
Magnite, Inc.(Æ)(Ñ) 379,453 3,426
Manitowoc Co., Inc. (The)(Æ) 29,393 221
ManpowerGroup, Inc.(Û) 25,901 1,758
Marten Transport, Ltd. 134,012 2,056
MasTec, Inc.(Æ)(Ñ) 94,309 4,681
MAXIMUS, Inc. 49,866 3,370
Mesa Laboratories, Inc. 32,775 8,567
Mitek Systems, Inc.(Æ) 6,009 75
Modine Manufacturing Co.(Æ)(Ð) 31,513 202
MTS Systems Corp. 52,786 1,282
MYR Group, Inc.(Æ) 8,552 366
Orion Group Holdings, Inc.(Æ) 123,929 404
OSI Systems, Inc.(Æ) 5,728 442
Park-Ohio Holdings Corp. 2,444 48
Paya Holdings, Inc. Class A(Æ)(Ñ) 30,624 336
Pitney Bowes, Inc.(Û) 123,222 654
Powell Industries, Inc. 5,833 138
Preformed Line Products Co. 10,981 604
Primoris Services Corp. 47,238 891
Proto Labs, Inc.(Æ) 9,441 1,115
Radiant Logistics, Inc.(Æ) 456,792 2,348
Ranpak Holdings Corp.(Æ) 241,146 2,057
Repay Holdings Corp.(Æ) 52,222 1,177
Rexnord Corp. 25,646 823
Ryder System, Inc. 21,320 1,050
Saia, Inc.(Æ) 22,621 3,340
SHYFT Group, Inc. (The)(Æ) 108,326 2,092
SkyWest, Inc. 24,466 710
Smith & Wesson Brands, Inc.(Æ)(Ð) 54,105 897
Spirit AeroSystems, Inc. Class A 15,871 289
Spirit Airlines, Inc.(Æ) 25,236 443
SPX FLOW, Inc.(Æ) 16,780 711
Standex International Corp. 10,741 667
StealthGas, Inc.(Æ) 717,893 1,558
Steelcase, Inc. Class A 91,686 957
Sterling Construction Co., Inc.(Æ) 5,113 75
Sykes Enterprises, Inc.(Æ) 5,114 175
Team, Inc.(Æ) 24,860 133
Teekay Tankers, Ltd. Class A(Æ)(Ñ) 231,732 2,185
Terex Corp. 34,692 857
Tetra Tech, Inc. 13,833 1,396
Textainer Group Holdings, Ltd.(Æ) 14,461 209
Titan International, Inc.(Ð) 11,366 31
Titan Machinery, Inc.(Æ) 29,417 441
TopBuild Corp.(Æ) 28,626 4,386
TreeHouse Foods, Inc.(Æ) 127,024 4,934
TriNet Group, Inc.(Æ)(Û) 33,172 2,286
Triumph Group, Inc.(Ð) 51,569 340
TrueBlue, Inc.(Æ) 66,261 1,029
Tutor Perini Corp.(Æ)(Ð) 229,884 3,106
UFP Industries, Inc.(Æ) 16,843 841
Ultralife Corp.(Æ) 219,875 1,135
UniFirst Corp. 4,506 738
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Truckload Services, Inc. 166,171 3,279
US Xpress Enterprises, Inc. Class A(Æ) 161,605 1,165
USA Truck, Inc.(Æ) 139,873 1,199
Vectrus, Inc.(Æ) 70,291 2,778
Vishay Precision Group, Inc.(Æ) 35,153 840
Watts Water Technologies, Inc. Class A 10,891 1,206
Werner Enterprises, Inc. 17,966 683
WESCO International, Inc.(Æ) 31,467 1,298
Whole Earth Brands, Inc.(Æ) 61,631 505
WNS Holdings, Ltd. - ADR(Æ) 72,778 4,195
Xerox Holdings Corp.(Ð) 82,227 1,429
XPO Logistics, Inc.(Æ) 10,582 953
YRC Worldwide, Inc.(Æ)(Ñ) 81,161 318
193,761
Technology - 15.3%
A10 Networks, Inc.(Æ) 57,691 389
ADTRAN, Inc. 61,765 660
Agilysys, Inc.(Æ)(Ð) 32,087 869
Alarm.com Holdings, Inc.(Æ) 8,675 506
Allot Communications, Ltd.(Æ) 80,304 733
Alpha & Omega Semiconductor, Ltd.(Æ) 93,897 1,489
Ambarella, Inc.(Æ) 19,359 1,058
American Software, Inc. Class A 287,071 4,215
Amkor Technology, Inc.(Ð) 42,755 507
Amtech Systems, Inc.(Æ) 30,200 161
APi Group Corp.(Æ)(Þ) 376,543 5,417
Appfolio, Inc. Class A(Æ)(Ñ) 12,892 1,842
Appian Corp.(Æ) 10,677 676
Arlo Technologies, Inc.(Æ) 51,054 228
Arrow Electronics, Inc.(Æ)(Û) 28,960 2,256
Asure Software, Inc.(Æ) 91,626 648
Avaya Holdings Corp.(Æ)(Ð) 71,198 1,225
Avid Technology, Inc.(Æ)(Ð) 29,774 277
Avnet, Inc. 39,016 963
Axcelis Technologies, Inc.(Æ) 74,786 1,650
AXT, Inc.(Æ) 66,021 393
Bandwidth, Inc. Class A(Æ) 11,576 1,856
Bel Fuse, Inc. Class B 6,707 79
Benchmark Electronics, Inc. 114,302 2,381
Benefitfocus, Inc.(Æ) 17,657 181
Blackline, Inc.(Æ) 6,320 617
Box, Inc. Class A(Æ)(Û) 231,862 3,594
Brightcove, Inc.(Æ) 4,906 62
CalAmp Corp.(Æ) 31,916 226
Cardtronics PLC Class A(Æ) 14,754 263
Casa Systems, Inc.(Æ) 24,994 104
Cerence, Inc.(Æ) 23,478 1,281
Ceridian HCM Holding, Inc.(Æ)(Ð) 25,865 2,230
ChannelAdvisor Corp.(Æ) 10,422 169
Cirrus Logic, Inc.(Æ)(Ð) 30,838 2,124
Cloudera, Inc.(Æ) 44,112 429
CMC Materials, Inc.(Æ) 14,011 1,992
CommScope Holding Co., Inc.(Æ) 114,408 1,018
CommVault Systems, Inc.(Æ) 18,702 740
comScore, Inc.(Æ)(Ð) 43,557 87
Comtech Telecommunications Corp. 14,749 212

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
108 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Conduent, Inc.(Æ) 129,465 451
Cornerstone OnDemand, Inc.(Æ) 32,054 1,218
CTS Corp. 5,694 157
Daktronics, Inc. 32,438 127
Diebold Nixdorf, Inc.(Æ)(Ñ) 234,094 1,459
Digimarc Corp.(Æ)(Ñ) 17,524 555
Digital Turbine, Inc.(Æ) 18,769 538
Diodes, Inc.(Æ) 11,541 667
Domo, Inc. Class B(Æ)(Ð) 3,939 125
Donnelley Financial Solutions, Inc.(Æ) 19,227 243
DSP Group, Inc.(Æ) 74,734 985
DZS, Inc.(Æ) 13,671 156
eGain Corp.(Æ) 9,137 145
EMCORE Corp.(Æ) 10,014 33
Endava PLC - ADR(Æ) 32,537 2,079
Endurance International Group Holdings,
Inc.(Æ) 57,029 331
Extreme Networks, Inc.(Æ) 91,956 373
FireEye, Inc.(Æ)(Û) 122,261 1,692
Glu Mobile, Inc.(Æ) 66,140 474
Groupon, Inc.(Æ) 7,262 141
Harmonic, Inc.(Æ)(Ð) 40,512 241
HC2 Holdings, Inc.(Æ) 9,287 20
Ichor Holdings, Ltd.(Æ) 26,475 616
Infinera Corp.(Æ)(Ð) 109,560 686
InterDigital, Inc. 12,264 687
Intevac, Inc.(Æ) 6,360 34
iRobot Corp.(Æ)(Ñ) 10,877 866
Jabil Circuit, Inc.(Û) 62,337 2,066
Juniper Networks, Inc.(Ð) 35,996 710
Kimball Electronics, Inc.(Æ) 147,201 1,784
Kulicke & Soffa Industries, Inc. 192,681 5,037
Liberty Latin America, Ltd. Class C(Æ)(Ð) 35,638 346
LiveRamp Holdings, Inc.(Æ) 10,467 692
MACOM Technology Solutions Holdings,
Inc.(Æ) 24,316 888
Magnachip Semiconductor Corp.(Æ)(Ñ) 79,632 1,090
Maxar Technologies, Inc. 93,963 2,421
MaxLinear, Inc. Class A(Æ) 26,425 699
Mercury Systems, Inc.(Æ) 35,437 2,441
MicroStrategy, Inc. Class A(Æ) 10,130 1,693
Mimecast, Ltd.(Æ) 77,100 2,946
Model N, Inc.(Æ) 71,759 2,528
NAPCO Security Technologies, Inc.(Æ) 249,027 6,006
NCR Corp.(Æ) 12,831 261
NeoPhotonics Corp.(Æ) 199,052 1,356
NetApp, Inc.(Ð) 5,013 220
NETGEAR, Inc.(Æ)(Û) 52,802 1,627
NetScout Systems, Inc.(Æ)(Û) 69,355 1,423
New Relic, Inc.(Æ)(Ð) 23,303 1,414
nLight, Inc.(Æ) 279,431 5,934
Novanta, Inc.(Æ) 6,793 739
Nuance Communications, Inc.(Æ)(Ð) 70,924 2,263
Nutanix, Inc. Class A(Æ) 6,843 167
OneSpan, Inc.(Æ) 301,563 6,612
Ooma, Inc.(Æ) 96,699 1,364
PCTEL, Inc.(Æ) 103,723 529
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PDF Solutions, Inc.(Æ) 243,608 4,565
Pegasystems, Inc. 43,740 5,069
Perspecta, Inc. 104,540 1,874
Plantronics, Inc.(Ð) 26,778 523
PlayAGS, Inc.(Æ) 26,049 70
Pure Storage, Inc. Class A(Æ)(Ð)(Û) 143,313 2,308
QAD, Inc. Class A 119,102 4,983
Qualys, Inc.(Æ)(Ñ) 35,617 3,129
Quantum Corp.(Æ)(Ð) 6,473 27
Radcom, Ltd.(Æ) 146,265 1,175
Rambus, Inc.(Æ) 72,277 997
Rapid7, Inc.(Æ)(Ð) 36,786 2,278
Ribbon Communications, Inc.(Æ)(Ð) 75,879 327
Sabre Corp. 65,683 428
Sanmina Corp.(Æ) 14,132 345
Sapiens International Corp. NV(Æ) 60,620 1,645
ScanSource, Inc.(Æ) 31,477 633
SeaChange International, Inc.(Æ)(Ð) 7,972 6
Semtech Corp.(Æ) 22,332 1,226
Silicon Laboratories, Inc.(Æ) 18,055 1,850
Silicon Motion Technology Corp. - ADR 11,949 451
Simulations Plus, Inc. 139,478 9,040
SiTime Corp.(Æ) 17,416 1,454
Sonos, Inc.(Æ)(Ð) 89,336 1,304
SPS Commerce, Inc.(Æ) 5,452 467
Super Micro Computer, Inc.(Æ) 15,238 346
SVMK, Inc.(Æ) 19,663 412
Synaptics, Inc.(Æ)(Û) 19,614 1,504
Synchronoss Technologies, Inc.(Æ)(Ð) 26,405 73
SYNNEX Corp. 19,936 2,624
TeleNav, Inc.(Æ) 34,713 141
Tenable Holdings, Inc.(Æ) 31,317 1,068
Teradata Corp.(Æ)(Ð) 44,295 814
TrueCar, Inc.(Æ) 143,887 627
Unisys Corp.(Æ)(Ð) 524,777 6,894
Upwork, Inc.(Æ) 101,762 1,878
Varonis Systems, Inc.(Æ)(Û) 11,911 1,377
Veeco Instruments, Inc.(Æ) 47,905 610
Verint Systems, Inc.(Æ)(Ð) 21,724 1,054
Vishay Intertechnology, Inc. 24,661 400
Vocera Communications, Inc.(Æ)(Ð) 15,222 499
Workiva, Inc.(Æ)(Ð) 83,512 4,619
Xperi Holding Corp.(Ð) 45,280 561
Yelp, Inc. Class A(Æ) 75,717 1,489
Zix Corp.(Æ) 679,647 4,166
193,492
Utilities - 4.0%
ALLETE, Inc. 29,853 1,540
American States Water Co. 7,832 585
ATN International, Inc.(Æ) 11,293 505
Avista Corp. 47,109 1,565
Black Hills Corp. 20,392 1,155
Boingo Wireless, Inc.(Æ) 80,981 757
Bonanza Creek Energy, Inc.(Æ) 6,635 118
Brigham Minerals, Inc. Class A 489,921 4,320
Brookfield Renewable Corp. Class A 30,457 2,034

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cogent Communications Holdings, Inc.(Ð) 31,549 1,761
Earthstone Energy, Inc. Class A(Æ) 263,512 709
GCI Liberty, Inc. Class A(Æ) 29,184 2,371
Gogo, Inc.(Æ)(Ñ) 85,065 684
Iridium Communications, Inc.(Æ) 21,635 571
Kosmos Energy, Ltd.(Æ) 182,225 181
MDU Resources Group, Inc. 327,590 7,783
New Fortress Energy LLC 24,594 889
New Jersey Resources Corp. 199,859 5,831
NorthWestern Corp. 23,468 1,223
NRG Energy, Inc.(Û) 46,510 1,471
ONE Gas, Inc. 15,127 1,044
Orbcomm, Inc.(Æ) 5,700 25
Plains GP Holdings, LP Class A(Æ) 47,521 304
PNM Resources, Inc. 22,997 1,150
Portland General Electric Co.(Û) 64,704 2,543
RGC Resources, Inc. 49,997 1,190
South Jersey Industries, Inc. 135,250 2,606
Southwest Gas Holdings, Inc. 12,284 807
Spire, Inc. 15,474 867
Unitil Corp. 14,873 514
Vistra Corp. 156,104 2,712
Vonage Holdings Corp.(Æ) 39,193 415
50,230
Total Common Stocks
(cost $1,194,235) 1,287,931
Warrants and Rights - 0.0%
HC2 Holdings, Inc. (Æ)
2020 Rights 9,287
—
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 2.9%
U.S. Cash Management Fund(@) 36,908,534 (∞) 36,901
Total Short-Term Investments
(cost $36,901) 36,901
Other Securities - 5.8%
U.S. Cash Collateral Fund(@)(×) 72,930,050 (∞)
72,930
Total Other Securities
(cost $72,930) 72,930
Total Investments - 110.2%
(identified cost $1,304,066) 1,397,762
Securities Sold Short - (4.5)%
Consumer Discretionary - (0.4)%
Aspen Group, Inc.(Æ) (6,457) (61)
Callaway Golf Co. (42,993) (666)
Designer Brands, Inc. Class A (40,126) (174)
El Pollo Loco Holdings, Inc.(Æ) (2,329) (33)
Fortune Brands Home & Security, Inc. (2,469) (200)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fox Factory Holding Corp.(Æ) (10,749) (904)
Gannett Co., Inc.(Æ) (118,318) (136)
Gentex Corp. (19,838) (549)
GrowGeneration Corp.(Æ) (12,418) (207)
Guess?, Inc. (36,128) (426)
Levi Strauss & Co. Class A (9,919) (157)
Marine Products Corp. (6,435) (102)
Monro Muffler Brake, Inc. (10,986) (462)
Nordstrom, Inc. (33,817) (409)
PriceSmart, Inc. (7,079) (488)
SEACOR Marine Holdings, Inc.(Æ) (12,834) (22)
Stitch Fix, Inc. Class A(Æ) (15,110) (520)
Transcat, Inc.(Æ) (1,147) (35)
XPEL, Inc.(Æ) (6,151) (152)
(5,703)
Consumer Staples - (0.1)%
Celsius Holdings, Inc.(Æ) (11,935) (240)
Limoneira Co. (4,704) (65)
National Vision Holdings, Inc.(Æ) (8,704) (351)
Nu Skin Enterprises, Inc. Class A (11,780) (581)
OptimizeRx Corp.(Æ) (13,498) (267)
PetMed Express, Inc. (7,390) (219)
(1,723)
Energy - (0.2)%
Ameresco, Inc. Class A(Æ) (12,483) (479)
ChampionX Corp.(Æ) (53,859) (470)
FuelCell Energy, Inc.(Æ) (23,478) (47)
Gulfport Energy Corp.(Æ) (512,151) (131)
Liberty Oilfield Services, Inc. Class A (19,015) (127)
Ramaco Resources, Inc.(Æ) (2,504) (7)
Renewable Energy Group, Inc.(Æ) (10,291) (580)
Ring Energy, Inc.(Æ) (12,298) (6)
Solaris Oilfield Infrastructure, Inc. Class A (29,694) (176)
Southwestern Energy Co.(Æ) (30,402) (81)
(2,104)
Financial Services - (1.1)%
Annaly Capital Management, Inc.(ö) (73,095) (518)
Anworth Mortgage Asset Corp.(ö) (102,964) (169)
Apollo Commercial Real Estate Finance,
Inc.(ö) (108,737) (946)
Arbor Realty Trust, Inc.(ö) (71,428) (844)
Ares Management Corp. Class A (2,098) (89)
Ashford Hospitality Trust, Inc.(Æ)(ö) (23,854) (31)
Ashford, Inc.(Æ) (1,355) (7)
BRP Group, Inc. Class A(Æ) (6,955) (177)
CareTrust REIT, Inc.(ö) (996) (17)
Chimera Investment Corp.(ö) (65,656) (548)
Colony Credit Real Estate, Inc.(ö) (34,514) (181)
Dynex Capital, Inc.(ö) (29,748) (487)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
110 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
eHealth, Inc.(Æ) (3,212) (216)
Ellington Residential Mortgage(ö) (12,743) (135)
Emerald Holding, Inc. (27,108) (71)
Exantas Capital Corp.(Æ) (62,985) (118)
Franchise Group, Inc.(Æ) (5,463) (125)
Granite Point Mortgage Trust, Inc.(ö) (85,614) (577)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (20,866) (873)
Houlihan Lokey, Inc. Class A (10,196) (639)
I3 Verticals, Inc. Class A(Æ) (8,965) (185)
Invesco Mortgage Capital, Inc.(ö) (26,725) (72)
Ladder Capital Corp. Class A(ö) (58,122) (436)
MBIA, Inc.(Æ) (23,815) (136)
Moelis & Co. Class A (21,353) (794)
New Residential Investment Corp.(ö) (47,702) (358)
New York Mortgage Trust, Inc.(ö) (394,241) (1,001)
Ocwen Financial Corp.(Æ) (2,352) (54)
PennyMac Mortgage Investment Trust(ö) (59,182) (886)
Ready Capital Corp.(Æ) (60,323) (678)
Redwood Trust, Inc.(ö) (92,812) (789)
Silvercrest Asset Management Group, Inc.
Class A (1,534) (17)
TPG RE Finance Trust, Inc.(ö) (47,902) (375)
Two Harbors Investment Corp.(ö) (240,483) (1,217)
Veritex Holdings, Inc. (14,448) (285)
Victory Capital Holdings, Inc. Class A (3,983) (73)
Western Asset Mortgage Capital Corp.(ö) (80,754) (157)
WisdomTree Investments, Inc. (33,760) (123)
(14,404)
Health Care - (1.0)%
AcelRx Pharmaceuticals, Inc.(Æ) (18,453) (32)
Addus HomeCare Corp.(Æ) (3,721) (363)
ADMA Biologics, Inc.(Æ) (69,286) (138)
Arcus Biosciences, Inc.(Æ) (1,864) (41)
Arena Pharmaceuticals, Inc.(Æ) (18,290) (1,568)
Axonics Modulation Technologies, Inc.(Æ) (2,444) (115)
CareDx, Inc.(Æ) (2,173) (107)
DermTech, Inc.(Æ) (1,000) (13)
Dynavax Technologies Corp.(Æ) (10,953) (41)
Emergent BioSolutions, Inc.(Æ) (7,852) (706)
Exagen, Inc.(Æ) (3,106) (44)
Geron Corp.(Æ) (88,688) (154)
Guardant Health, Inc.(Æ) (4,775) (509)
HealthEquity, Inc.(Æ) (18,956) (976)
Immunovant, Inc.(Æ) (915) (40)
Intra-Cellular Therapies, Inc. Class A(Æ) (13,623) (336)
Invitae Corp.(Æ) (7,463) (293)
iRhythm Technologies, Inc.(Æ) (4,633) (980)
Kala Pharmaceuticals, Inc.(Æ) (10,306) (68)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Karuna Therapeutics, Inc.(Æ) (5,071) (412)
Kodiak Sciences, Inc.(Æ) (811) (74)
MannKind Corp.(Æ) (40,385) (81)
MediciNova, Inc.(Æ) (21,503) (120)
Mersana Therapeutics, Inc.(Æ) (3,573) (64)
Misonix, Inc.(Æ) (4,125) (47)
NeoGenomics, Inc.(Æ) (26,011) (1,020)
OncoCyte Corp.(Æ) (40,021) (59)
OPKO Health, Inc.(Æ) (100,944) (355)
OrthoPediatrics Corp.(Æ) (3,526) (157)
Phathom Pharmaceuticals, Inc.(Æ) (1,249) (49)
Premier, Inc. Class A (18,565) (608)
Quanterix Corp.(Æ) (6,676) (244)
Repligen Corp.(Æ) (8,273) (1,378)
Replimune Group, Inc.(Æ) (5,449) (228)
Seres Therapeutics, Inc.(Æ) (14,497) (404)
Sientra, Inc.(Æ) (24,911) (105)
Tabula Rasa HealthCare, Inc.(Æ) (9,608) (332)
Vapotherm, Inc.(Æ) (1,408) (42)
Vaxart, Inc.(Æ) (2,000) (10)
Veracyte, Inc.(Æ) (14,438) (500)
(12,813)
Materials and Processing - (0.3)%
AAON, Inc. (12,880) (752)
Cleveland-Cliffs, Inc.(Æ) (54,555) (452)
Cornerstone Building Brands, Inc.(Æ) (30,033) (230)
Livent Corp.(Æ) (17,472) (188)
Marrone Bio Innovations, Inc.(Æ) (8,369) (9)
NN, Inc.(Æ) (30,491) (163)
Quaker Chemical Corp. (6,363) (1,214)
United States Steel Corp. (38,307) (370)
Uranium Energy Corp.(Æ) (80,077) (69)
Watsco, Inc. (2,287) (513)
(3,960)
Producer Durables - (0.4)%
Altra Industrial Motion Corp. (23,600) (1,009)
Aqua Metals, Inc.(Æ) (27,343) (24)
Badger Meter, Inc. (10,249) (752)
Coda Octopus Group, Inc.(Æ) (2,043) (11)
Concrete Pumping Holdings, Inc.(Æ) (11,526) (37)
Fluor Corp. (34,249) (389)
Genasys, Inc.(Æ) (28,672) (173)
Iteris, Inc.(Æ) (25,194) (95)
Mesa Laboratories, Inc. (1,555) (406)
NV5 Global, Inc.(Æ) (6,514) (365)
Plug Power, Inc.(Æ) (2,545) (36)
Ranpak Holdings Corp.(Æ) (14,599) (125)
Repay Holdings Corp.(Æ) (19,646) (443)
Sharps Compliance Corp.(Æ) (6,987) (42)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Toro Co. (The) (8,327) (684)
Workhorse Group, Inc.(Æ) (2,197) (34)
(4,625)
Technology - (0.9)%
Appfolio, Inc. Class A(Æ) (5,559) (794)
Black Knight, Inc.(Æ) (13,053) (1,148)
Brooks Automation, Inc. (18,223) (851)
Clearfield, Inc.(Æ) (4,319) (90)
Cognex Corp. (17,850) (1,179)
Covetrus, Inc.(Æ) (20,986) (518)
Envestnet, Inc.(Æ) (14,954) (1,148)
II-VI, Inc.(Æ) (25,183) (1,145)
Immersion Corp.(Æ) (52,324) (322)
IPG Photonics Corp.(Æ) (778) (145)
MongoDB, Inc.(Æ) (834) (191)
NAPCO Security Technologies, Inc.(Æ) (10,120) (244)
Onto Innovation, Inc.(Æ) (30,609) (982)
Powerfleet, Inc.(Æ) (20,899) (126)
Q2 Holdings, Inc.(Æ) (13,110) (1,196)
Sabre Corp. (84,458) (551)
Upland Software, Inc.(Æ) (5,251) (219)
(10,849)
Utilities - (0.1)%
Abraxas Petroleum Corp.(Æ) (22,680) (37)
Antero Midstream Corp. (12,210) (70)
Callon Petroleum Co.(Æ) (9,587) (50)
Earthstone Energy, Inc. Class A(Æ) (27,154) (73)
HighPoint Resources Corp.(Æ) (1,102) (6)
Laredo Petroleum, Inc.(Æ) (16,015) (129)
Montage Resources Corp.(Æ) (27,986) (139)
New Fortress Energy LLC (5,450) (197)
Penn Virginia Corp.(Æ) (24,299) (187)
(888)
Total Securities Sold Short
(proceeds $55,416) (57,069)
Other Assets and Liabilities, Net
- (5.7)%
(71,939)
Net Assets - 100.0%
1,268,754

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
112 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.4%
APi Group Corp. 04/08/20 376,543 10.11 3,808
5,417
5,417
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 113
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 479 USD 36,806 12/20
(1,505)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,505)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 173,105 $ — $ —
$ —
$ 173,105 13.6
Consumer Staples 41,958 — —
—
41,958 3.3
Energy 29,663 — —
—
29,663 2. 3
Financial Services 282,653 — —
—
282,653 22.3
Health Care 221,119 — 33
—
221,152 17.4
Materials and Processing 101,917 — —
—
101,917 8 . 0
Producer Durables 193,761 — —
—
193,761 15.3
Technology 193,492 — —
—
193,492 15.3
Utilities 50,230 — —
—
50,230 4.0
Warrants and Rights — — —
—
— —
Short-Term Investments — — —
36,901
36,901 2.9
Other Securities — — —
72,930
72,930 5.8
Total Investments 1,287,898 — 33 109,831 1,397,762 110.2
Securities Sold Short
**
(57,069) — — — (57,069) (4.5)
Other Assets and Liabilities, Net (5.7)
100.0
Other Financial Instruments
Liabilities
Futures Contracts (1,505) — — — (1,505) (0.1)
Total Other Financial Instruments
*
$ (1,505) $ — $ — $ — $ (1,505)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
114 U.S. Small Cap Equity Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.

Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 115
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,505
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 26,947
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (2,390)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
116 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 69,104 $ — $ 69,104
Total Financial and Derivative Assets
69,104 — 69,104
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 69,104 $ — $ 69,104
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 19,108 $ — $ 19,108 $ —
Barclays
7,389 — 7,389 —
Citigroup
4,319 — 4,319 —
Credit Suisse
483 — 483 —
HSBC
17,399 — 17,399 —
Morgan Stanley
5,032 — 5,032 —
National Bank of Canada
11,153 — 11,153 —
Wells Fargo
4,221 — 4,221 —
Total
$ 69,104 $ — $ 69,104 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 117
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 57,069 $ — $ 57,069
Total Financial and Derivative Liabilities
57,069 — 57,069
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 57,069 $ — $ 57,069
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 57,069 $ — $ 57,069 $ —
Total
$ 57,069 $ — $ 57,069 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
118 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,304,066
Investments, at fair value(*)(>) ......................................................................................................................................................
1,397,762
Receivables:
Dividends and interest ....................................................................................................................................................... 325
Dividends from affiliated funds .......................................................................................................................................... 4
Investments sold ................................................................................................................................................................ 3,314
Fund shares sold ................................................................................................................................................................ 587
From broker(a) ................................................................................................................................................................... 4,423
Total assets .................................................................................................................................................
1,406,415
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 3,470
Fund shares redeemed ....................................................................................................................................................... 1,364
Accrued fees to affiliates .................................................................................................................................................... 1,007
Other accrued expenses ..................................................................................................................................................... 318
Variation margin on futures contracts ................................................................................................................................. 1,503
Securities sold short, at fair value(‡) .............................................................................................................................................. 57,069
Payable upon return of securities loaned ....................................................................................................................................... 72,930
Total liabilities .............................................................................................................................................
137,661
Net Assets ............................................................................................................................................................
$ 1,268,754

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 119
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (13,659)
Shares of beneficial interest ...........................................................................................................................................................
516
Additional paid-in capital ..............................................................................................................................................................
1,281,897
Net Assets ............................................................................................................................................................
$ 1,268,754
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 24.25
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 25.73
Class A — Net assets ............................................................................................................................................................. $ 12,997,921
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 535,999
Net asset value per share: Class C(#) ............................................................................................................................................. $ 22.12
Class C — Net assets ............................................................................................................................................................. $ 8,004,830
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 361,804
Net asset value per share: Class M(#) ............................................................................................................................................ $ 24.58
Class M — Net assets ............................................................................................................................................................ $ 87,185,908
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 3,546,981
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 24.60
Class R6 — Net assets ........................................................................................................................................................... $ 395,479
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 16,078
Net asset value per share: Class S(#) .............................................................................................................................................. $ 24.59
Class S — Net assets ............................................................................................................................................................. $ 934,201,998
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 37,997,011
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 24.61
Class Y — Net assets ............................................................................................................................................................. $ 225,967,822
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 9,181,089
Amounts in thousands
(*)     Securities on loan included in investments $ 69,104
(‡)     Proceeds on securities sold short $ 55,416
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 109,831
(a)     Receivable from Broker for Futures $ 4,423
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
120 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 18,378
Dividends from affiliated funds ......................................................................................................................................... 428
Securities lending income (net) ......................................................................................................................................... 706
Total investment income ...............................................................................................................................................................
19,512
Expenses
Advisory fees .................................................................................................................................................................... 9,693
Administrative fees ........................................................................................................................................................... 673
Custodian fees ................................................................................................................................................................... 264
Distribution fees - Class A ................................................................................................................................................ 33
Distribution fees - Class C ................................................................................................................................................ 69
Transfer agent fees - Class A ............................................................................................................................................ 27
Transfer agent fees - Class C ............................................................................................................................................. 18
Transfer agent fees - Class E (1) ....................................................................................................................................... 1
Transfer agent fees - Class M ............................................................................................................................................ 172
Transfer agent fees - Class R6 .......................................................................................................................................... 2
Transfer agent fees - Class S ............................................................................................................................................. 2,043
Transfer agent fees - Class Y ............................................................................................................................................ 11
Professional fees ............................................................................................................................................................... 170
Registration fees ............................................................................................................................................................... 121
Shareholder servicing fees - Class C ................................................................................................................................. 23
Shareholder servicing fees - Class E (1) ............................................................................................................................ 1
Trustees’ fees .................................................................................................................................................................... 66
Printing fees ...................................................................................................................................................................... 217
Dividends from securities sold short ................................................................................................................................. 1,655
Interest expense paid on securities sold short ................................................................................................................... 473
Miscellaneous ................................................................................................................................................................... 50
Expenses before reductions .............................................................................................................................................. 15,782
Expense reductions ........................................................................................................................................................... (529)
Net expenses .................................................................................................................................................................................
15,253
Net investment income (loss) ........................................................................................................................................................
4,259
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (91,550)
Futures contracts .............................................................................................................................................................. 26,947
Securities sold short .......................................................................................................................................................... 1,944
Net realized gain (loss) ..................................................................................................................................................................
(62,659)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (51,027)
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (2,390)
Securities sold short .......................................................................................................................................................... (3,349)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (56,768)
Net realized and unrealized gain (loss) ......................................................................................................................................... (119,427)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (115,168)
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 121
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,259 $ 8,802
Net realized gain (loss) ...................................................................................................................... (62,659) 41,341
Net change in unrealized appreciation (depreciation) ....................................................................... (56,768) (1,666)
Net increase (decrease) in net assets from operations ............................................................................. (115,168) 48,477
Distributions
To shareholders
Class A .......................................................................................................................................... (620) (2,462)
Class C .......................................................................................................................................... (440) (2,321)
Class E (1) ..................................................................................................................................... (37) (180)
Class M ......................................................................................................................................... (4,041) (4,480)
Class R6 ........................................................................................................................................ (595) (2,009)
Class S ........................................................................................................................................... (51,767) (178,511)
Class Y .......................................................................................................................................... (12,496) (44,913)
Net decrease in net assets from distributions .......................................................................................... (69,996) (234,876)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (119,414) (15,334)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(304,578) (201,733)
Net Assets
Beginning of period .................................................................................................................................
1,573,332 1,775,065
End of period ..........................................................................................................................................
$ 1,268,754 $ 1,573,332

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
122 U.S. Small Cap Equity Fund
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 108 $ 2,684 64 $ 1,679
Proceeds from reinvestment of distributions 22 618 104 2,448
Payments for shares redeemed (166) (4,033) (250) (6,892)
Net increase (decrease)
(36) (731) (82) (2,765)
Class C
Proceeds from shares sold 16 344 13 321
Proceeds from reinvestment of distributions 17 438 107 2,317
Payments for shares redeemed (154) (3,464) (215) (5,288)
Net increase (decrease)
(121) (2,682) (95) (2,650)
Class E (1)
Proceeds from shares sold 2 52 6 164
Proceeds from reinvestment of distributions 1 36 7 175
Payments for shares redeemed (41) (962) (69) (2,091)
Net increase (decrease)
(38) (874) (56) (1,752)
Class M
Proceeds from shares sold 1,885 45,064 1,794 48,860
Proceeds from reinvestment of distributions 145 4,041 190 4,480
Payments for shares redeemed (1,045) (24,812) (462) (12,675)
Net increase (decrease)
985 24,293 1,522 40,665
Class R6
Proceeds from shares sold 20 539 474 13,926
Proceeds from reinvestment of distributions 21 59 5 85 2,008
Payments for shares redeemed (511) (13,82 3 ) (145) (3,869)
Net increase (decrease)
(470) (12,689) 414 12,065
Class S
Proceeds from shares sold 8,890 210,511 8,166 221,681
Proceeds from reinvestment of distributions 1,838 51,405 7,481 176,926
Payments for shares redeemed (14,369) (344,297) (17,306) (469,830)
Net increase (decrease)
(3,641) (82,381) (1,659) (71,223)
Class Y
Proceeds from shares sold 3,485 84,067 603 15,933
Proceeds from reinvestment of distributions 447 12,496 1,900 44,912
Payments for shares redeemed (5,575) (140,913) (1,836) (50,519)
Net increase (decrease)
(1,643) (44,350) 667 10,326
Total increase (decrease)
(4,964) $ (119,414) 711 $ (15,334)

Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
124 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 27.44 ( — ) (f) (2.07) (2.07) (.13) (.99)
October 31, 2019 31.39 .07 .23 .30 (.08) (4.17)
October 31, 2018 34.30 .05 .92 .97 — (3.88)
October 31, 2017 27.32 (.01) 7.14 7.13 (.09) (.06)
October 31, 2016 28.33 .10 .88 .98 (.12) (1.87)
Class C
October 31, 2020 25.19 (.17) (1.91) (2.08) — (.99)
October 31, 2019 29.30 (.12) .1 8 .0 6 — (4.17)
October 31, 2018 32.48 (.20) .90 .70 — (3.88)
October 31, 2017 26.00 (.24) 6.78 6.54 — (.06)
October 31, 2016 27.13 (.10) .84 .74 — (1.87)
Class M
October 31, 2020 27.82 .09 (2.09) (2.00) (.25) (.99)
October 31, 2019 31.79 .16 .2 6 .4 2 (.22) (4.17)
October 31, 2018 34.66 .17 .94 1.11 (.10) (3.88)
October 31, 2017(5) 31.94 .01 2.71 2.72 — —
Class R6
October 31, 2020 27.83 .16 (2.15) (1.99) (.25) (.99)
October 31, 2019 31.81 .17 .25 .42 (.2 3 ) (4.17)
October 31, 2018 34.67 .19 .93 1.12 (.10) (3.88)
October 31, 2017 27.61 .09 7.24 7.33 (.21) (.06)
October 31, 2016(1) 23.87 .13 3.61 3.74 — —
Class S
October 31, 2020 27.82 .07 (2.09) (2.02) (.22) (.99)
October 31, 2019 31.78 .15 .24 .39 (.18) (4.17)
October 31, 2018 34.64 .15 .93 1.08 (.05) (3.88)
October 31, 2017 27.57 .07 7.22 7.29 (.16) (.06)
October 31, 2016 28.59 .16 .89 1.05 (.20) (1.87)
Class Y
October 31, 2020 27.84 .11 (2.09) (1.98) (.26) (.99)
October 31, 2019 31.83 .19 .23 .42 (.24) (4.17)
October 31, 2018 34.69 .21 .92 1.13 (.11) (3.88)
October 31, 2017 27.61 .13 7.23 7.36 (.22) (.06)
October 31, 2016 28.64 .22 .88 1.10 (.26) (1.87)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 125
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(j)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(j)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(1.12) 24.25 (8.05) 12,998 1.42 1.42 (.01) 132
(4.25) 27.44 3.30 15,692 1.33 1.33 .24 116
(3.88) 31.39 2.75 20,511 1.24 1.24 .14 73
(.15) 34.30 26.15 18,935 1.25 1.25 (.04) 109
(1.99) 27.32 3.99 20,554 1.25 1.25 .37 98
(.99) 22.12 (8.78) 8,005 2.17 2.17 (.75) 132
(4.17) 25.19 2.55 12,149 2.08 2.08 (.49) 116
(3.88) 29.30 1.99 16,921 1.99 1.99 (.61) 73
(.06) 32.48 25.19 21,072 2.00 2.00 (.79) 109
(1.87) 26.00 3.19 22,459 2.00 2.00 (.38) 98
(1.24) 24.58 (7.72) 87,186 1.17 1.03 .36 132
(4.39) 27.82 3.7 6 71,254 1.09 .95 .58 116
(3.98) 31.79 3.15 33,061 .99 .85 .53 73
— 34.66 8.52 28,644 1.00 .86 .03 109
(1.24) 24.60 (7.67) 395 .98 .96 .56 132
(4.40) 27.83 3.80 13,541 .94 .92 .61 116
(3.98) 31.81 3.18 2,312 .84 .82 .56 73
(.27) 34.67 26.69 2,788 .85 .83 .28 109
— 27.61 15.67 401 .85 .83 .68 98
(1.21) 24.59 (7.78) 934,202 1.17 1.13 .28 132
(4.35) 27.82 3.64 1,158,269 1.08 1.04 .54 116
(3.94) 31.78 3.04 1,376,020 .99 .95 .43 73
(.22) 34.64 26.51 1,488,373 1.00 .97 .22 109
(2.07) 27.57 4.22 1,083,721 1.00 1.00 .62 98
(1.25) 24.61 (7.64) 225,968 .97 .97 .44 132
(4.41) 27.84 3.76 301,373 .89 .89 .68 116
(3.99) 31.83 3.20 323,283 .79 .79 .59 73
(.28) 34.69 26.74 428,472 .80 .80 .40 109
(2.13) 27.61 4.42 390,468 .80 .80 .81 98

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
126 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets
.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 793,799
Administration fees 55,188
Distribution fees 8,203
Shareholder servicing fees 1,776
Transfer agent fees 142,772
Trustee fees 5,241
$ 1,006,979
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 97,831 $ 431,538 $ 456,439 $ — $ — $ 72,930 $ 1,164 $ —
U.S. Cash Management Fund 57,933 836,229 857,259 — (2) 36,901 428 —
$ 155,764 $ 1,267,767 $ 1,313,698 $ — $ (2) $ 109,831 $ 1,592 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,368 , 679 , 259 $ 65 , 958 , 354 $ (36 , 875 , 159 ) $ 29 , 083 , 195 $ 4,728,855 $ (45,816 , 610 )
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 13,841,106 $ 56,154,707 $ — $ 55,401,975 $ 179,473,739 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
128 International Developed Markets Fund
International Developed Markets Fund
-
Class A
‡
Total
Return
1 Year (15 .26)%
5 Years 0 .20%§
10 Years 2 .07%§
International Developed Markets Fund
-
Class C
Total
Return
1 Year (10 .78)%
5 Years 0 .62%§
10 Years 1 .92%§
International Developed Markets Fund
-
Class M
‡‡
Total
Return
1 Year (9 .74)%
5 Years 1 .75%§
10 Years 3 .00%§
International Developed Markets Fund
-
Class S
Total
Return
1 Year (9 .82)%
5 Years 1 .67%§
10 Years 2 .96%§
International Developed Markets Fund
-
Class Y
Total
Return
1 Year (9 .69)%
5 Years 1 .84%§
10 Years 3 .12%§
MSCI World ex USA Index (Net) **
Total
Return
1 Year (6.79)%
5 Years 2.98%§
10 Years 3.59%§
International Developed Markets Linked Benchmark ***
Total
Return
1 Year (6.79)%
5 Years 3.05%§
10 Years 3.70%§

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
International Developed Markets Fund 129
The International Developed Markets Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund's assets that RIM determines not to manage based upon
model portfolios provided by the Fund's money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class M, Class S and Class Y Shares lost 10.08%,
10.78%, 9.74%, 9.82% and 9.69%, respectively. This is
compared to the Fund’s benchmark, the MSCI World ex USA
Index (Net), which lost 6.79% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Foreign Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, lost 4.46%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Non-U.S. developed markets were negative over the period.
Emerging markets recorded the strongest gains, while Asia-
Pacific ex-Japan and the United Kingdom underperformed
relative to other non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark over the fiscal year, information technology led, with health care also contributing positively to performance. Real estate and energy posted the weakest gains among sectors and the financial sector recorded a loss over the period.
In terms of factor performance, value and low volatility factors were the worst performing factors over the period, while growth and momentum were rewarded.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund underperformed its benchmark for the one-year period ended October 31, 2020. Sector allocation detracted, mainly due to an underweight to health care and an overweight to financials.
An underweight to Asia-Pacific ex-Japan and an overweight
to emerging markets helped moderate losses. Stock selection
contributed negatively over the period, particularly within the financial, communication services and energy sectors.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Wellington
Management Company LLC (“Wellington”) was the top performer
during the period. Wellington’s tilt to smaller quality names was a tailwind. Overweights to information technology and
consumer discretionary were additive. Effective stock selection in communication services also contributed positively.
Pzena Investment Management, LLC was the weakest performer
as the manager’s value strategy continued to face headwinds.
Overweights to energy and financials, as well as ineffective selection within these sectors, detracted. The manager’s
overweight to the United Kingdom also hurt performance.
RIM manages a multi-factor positioning strategy that aims to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning across multiple factors and sectors. The strategy uses the output from a quantitative model to purchase a stock portfolio expressing these views. The positioning strategy’s benchmark-relative performance was negative for the period, as the strategy’s overweight to value detracted. However, a tilt to quality names offset some of the losses.
In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall preferred positioning with respect to country and currency
exposures. This strategy detracted during the fiscal year.

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
130 International Developed Markets Fund
During the period, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
In December 2019, GQG Partners LLC terminated its contract
as a money manager for the Fund and RIM hired Intermede
Investment Partners Limited and Intermede Global Partners Inc.
as a money manager for the Fund.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Intermede Investments Partners Limited and
Intermede Global Partners Inc. Growth
Pzena Investment Management, LLC Value
Wellington Management Company LLP Blend
* Assumes initial investment on November 1, 2010.
** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The International Developed Markets Linked Benchmark represents the returns of the MSCI
EAFE Index (net of tax on dividends from foreign holdings) through December 31, 2010, the returns of the Russell Developed ex-US Large Cap Index (net of tax
on dividends from foreign holdings) from January 1, 2011 through December 31, 2017, and the returns of the MSCI World ex-USA Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
International Developed Markets Fund 131
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31 , 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,096.40 $ 1,01 9 . 00
Expenses Paid During Period* $ 6 . 43 $ 6 . 19
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,092.10 $ 1,0 15 . 23
Expenses Paid During Period* $ 10 . 36 $ 9 . 98
* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,098.50 $ 1,0 20 . 96
Expenses Paid During Period* $ 4 . 3 8 $ 4 . 2 2
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
132 International Developed Markets Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,098.10 $ 1,0 20 . 46
Expenses Paid During Period* $ 4 . 90 $ 4 . 72
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,099.10 $ 1,0 21 . 22
Expenses Paid During Period* $ 4 . 12 $ 3 . 96
* Expenses are equal to the Fund's annualized expense ratio of 0.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.6%
Argentina - 0.0%
YPF SA - ADR(Æ)(Ñ) 199,381 642
Australia - 1.5%
AGL Energy, Ltd. 173,085 1,523
Alumina, Ltd. 353,806 359
Australia & New Zealand Banking
Group, Ltd. - ADR 75,876 1,009
BGP Holdings PLC(Æ)(Š) 559,805 —
BHP Group, Ltd. - ADR 12,834 309
BlueScope Steel, Ltd. 51,231 531
Boral, Ltd. 153,628 494
Commonwealth Bank of Australia - ADR 80,905 3,943
Crown Resorts, Ltd. 53,095 310
CSL, Ltd. 5,549 1,128
Dexus (Æ)(ö) 69,770 424
Flight Centre, Ltd.(Æ) 76,586 607
Fortescue Metals Group, Ltd. 142,121 1,743
GPT Group (The)(ö) 204,027 580
Insurance Australia Group, Ltd.(Æ) 254,153 857
Medibank Pvt , Ltd. 136,152 256
National Australia Bank, Ltd. - ADR 65,068 855
Origin Energy, Ltd. 180,656 511
QBE Insurance Group, Ltd. 122,804 716
Rio Tinto PLC 85,630 4,852
Rio Tinto, Ltd. - ADR 5,393 352
Scentre Group(ö) 253,862 377
Sonic Healthcare, Ltd. 43,908 1,078
Suncorp Group, Ltd.(Æ) 69,676 404
Vicinity Centres (Æ)(ö) 1,468,554 1,255
Westpac Banking Corp. 54,599 696
25,169
Austria - 0.2%
Erste Group Bank AG 113,147 2,326
OMV AB 15,959 368
2,694
Belgium - 0.4%
Ageas SA 104,362 4,202
KBC Groep NV 45,529 2,252
Solvay SA 7,560 614
7,068
Canada - 4.2%
ARC Resources, Ltd. 167,349 824
Bank of Montreal(Ñ) 27,623 1,645
Bank of Nova Scotia (The) 25,030 1,040
Barrick Gold Corp. 208,793 5,581
BCE, Inc. 39,062 1,570
CAE, Inc. 454,428 7,766
Cameco Corp. Class A 98,295 935
Canadian Imperial Bank of Commerce 14,996 1,119
Canadian National Railway Co. 144,733 14,377
Canadian Natural Resources, Ltd. 54,538 868
Cenovus Energy, Inc. 90,805 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CI Financial Corp. 109,467 1,276
Dollarama , Inc. 68,578 2,362
Fairfax Financial Holdings, Ltd. 2,596 682
Great-West Lifeco , Inc. 74,128 1,511
iA Financial Corp., Inc. 35,634 1,242
Imperial Oil, Ltd. 38,670 514
Kinross Gold Corp. 374,889 2,988
Magna International, Inc. Class A 28,686 1,465
Manulife Financial Corp. 212,065 2,875
National Bank of Canada 13,570 651
Pembina Pipeline Corp. 60,855 1,274
Power Corp. of Canada 60,064 1,144
Royal Bank of Canada - GDR 50,796 3,552
Shaw Communications, Inc. Class B 45,757 754
Shopify, Inc. Class A(Æ) 1,694 1,568
Sun Life Financial, Inc. 109,841 4,370
Suncor Energy, Inc. 54,466 614
Toronto-Dominion Bank (The) 108,507 4,787
Tourmaline Oil Corp. 60,445 783
70,434
Cayman Islands - 1.4%
CK Hutchison Holdings, Ltd. Class B 107,631 651
Meituan-Dianping Class B(Æ) 220,200 8,237
Pagseguro Digital, Ltd. Class A(Æ) 54,032 1,978
Sands China, Ltd. 607,915 2,131
Sunny Optical Technology Group Co.,
Ltd. 127,807 2,126
Tencent Holdings, Ltd. 104,688 8,030
23,153
China - 3.5%
Alibaba Group Holding, Ltd. - ADR(Æ) 91,876 27,993
China Mobile, Ltd. 689,000 4,193
China Resources Power Holdings Co.,
Ltd. 5,722,000 5,951
China Telecom Corp., Ltd. Class H 12,190,000 3,839
China Unicom Hong Kong, Ltd. 7,756,000 4,781
Dongfeng Motor Group Co., Ltd. Class H 5,866,000 4,126
Lenovo Group, Ltd. 7,202,143 4,508
Ping An Insurance Group Co. of China,
Ltd. Class H 272,522 2,798
58,189
Denmark - 2.6%
AP Moller - Maersk A/S Class B 13,389 21,416
Coloplast A/S Class B 7,083 1,034
Danske Bank A/S 228,584 3,041
Drilling Co. of 1972 A/S (The)(Æ) 9,797 185
DSV Panalpina A/S 24,752 4,011
Genmab A/S(Æ) 4,041 1,348
H Lundbeck A/S 9,453 266
Novo Nordisk A/S Class B 141,928 9,077
Novozymes A/S Class B 12,498 752
Pandora A/S 18,892 1,498
42,628

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
134 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Finland - 1.3%
Elisa OYJ Class A 24,220 1,192
Fortum OYJ 43,078 811
Kone OYJ Class B 30,901 2,460
Neste OYJ 76,016 3,971
Nokia OYJ(Æ) 1,341,584 4,503
Nokian Renkaat OYJ 12,343 380
Nordea Bank AB 201,642 1,515
Orion OYJ Class B 10,943 468
Sampo OYJ Class A 58,110 2,194
Stora Enso OYJ Class R 82,735 1,208
UPM- Kymmene OYJ 105,622 2,987
Wartsila OYJ Abp Class B 32,523 259
21,948
France - 9.0%
Accor SA(Æ) 74,719 1,917
Airbus Group SE(Æ) 36,769 2,701
Amundi SA(Æ)(Þ) 117,553 7,717
Arkema SA 7,021 689
Atos SE(Æ) 19,153 1,309
AXA SA 319,519 5,162
BNP Paribas SA(Æ) 171,787 6,023
Bouygues SA - ADR 107,116 3,517
Capgemini SE 18,736 2,167
Carrefour SA 50,825 792
Cie de Saint-Gobain SA 247,369 9,704
Cie Generale des Etablissements
Michelin SCA Class B 97,862 10,565
Credit Agricole SA(Æ) 103,905 827
Danone SA 23,493 1,299
Dassault Aviation SA(Æ) 1,544 1,293
Dassault Systemes SA 3,785 647
Eiffage SA(Æ) 7,816 570
Engie SA(Æ) 455,234 5,518
Hermes International 539 502
L'Oreal SA 15,663 5,073
LVMH Moet Hennessy Louis Vuitton
SE - ADR 18,234 8,560
Orange SA - ADR 46,004 517
Peugeot SA(Æ) 45,219 813
Publicis Groupe SA - ADR 186,911 6,511
Renault SA(Æ) 99,817 2,473
Rexel SA Class H(Æ) 1,344,084 14,149
Sanofi - ADR 53,414 4,829
Sartorius Stedim Biotech 26,228 9,983
Schneider Electric SE 96,438 11,720
SCOR SE - ADR 173,730 4,237
Societe Generale SA(Æ) 246,287 3,363
Total SE 301,350 9,126
Ubisoft Entertainment SA(Æ) 31,767 2,806
Unibail - Rodamco -Westfield(Ñ)(ö) 10,556 429
Valeo SA 20,353 617
Worldline SA(Æ)(Þ) 32,257 2,395
150,520
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Germany - 4.6%
1&1 Drillisch AG 11,813 249
adidas AG(Æ) 47,251 14,039
Allianz SE 10,915 1,921
BASF SE 195,762 10,735
Bayer AG 26,821 1,261
Bayerische Motoren Werke AG 14,790 1,011
Brenntag AG 15,759 1,007
CECONOMY AG(Æ) 266,227 1,177
Continental AG 6,343 675
Covestro AG(Þ) 228,971 10,931
Daimler AG 161,959 8,380
Evonik Industries AG 19,013 460
Fresenius SE & Co. KGaA 17,717 657
GEA Group AG 19,066 634
Hannover Rueck SE 12,220 1,774
HeidelbergCement AG 12,598 721
Infineon Technologies AG - ADR 109,055 3,054
KION Group AG 7,278 566
Metro AG 90,600 889
Muenchener Rueckversicherungs-
Gesellschaft AG 18,203 4,260
Salzgitter AG(Æ) 33,573 489
SAP SE - ADR 8,431 899
Siemens AG 39,650 4,648
Siemens Energy AG(Æ) 5,177 113
Uniper SE 15,068 451
United Internet AG 32,468 1,140
Zalando SE(Æ)(Þ) 50,517 4,721
76,862
Hong Kong - 2.5%
AIA Group, Ltd. 1,224,746 11,551
Bank of East Asia, Ltd. (The) 401,200 724
CK Asset Holdings, Ltd. 678,657 3,144
CK Infrastructure Holdings, Ltd. 153,500 725
CLP Holdings, Ltd. 161,500 1,486
Galaxy Entertainment Group, Ltd. 567,000 3,740
Hang Seng Bank, Ltd. 132,400 2,037
Henderson Land Development Co., Ltd. 148,720 528
Hongkong Land Holdings, Ltd. 116,400 428
Jardine Matheson Holdings, Ltd. 21,400 952
Jardine Strategic Holdings, Ltd. 22,900 496
New World Development Co., Ltd. 149,250 712
Power Assets Holdings, Ltd. 268,500 1,381
Sino Land Co., Ltd. 336,000 399
Sun Hung Kai Properties, Ltd. 80,500 1,032
Swire Pacific, Ltd. Class A 77,500 353
Techtronic Industries Co., Ltd. 764,289 10,280
WH Group, Ltd.(Þ) 686,000 539
Wharf Real Estate Investment Co., Ltd. 99,000 382
40,889
India - 1.3%
Canara Bank(Æ) 695,582 809
Housing Development Finance Corp.,
Ltd. 635,450 16,482

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NTPC, Ltd. 186,941 221
Oil & Natural Gas Corp., Ltd. 1,220,597 1,070
Reliance Industries, Ltd. - GDR(Þ) 22,681 1,246
Zee Entertainment Enterprises, Ltd. 518,695 1,314
21,142
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 3,118,800 1,208
Ireland - 4.0%
Accenture PLC Class A 51,228 11,112
AIB Group PLC 1,047,485 1,177
Allegion PLC 106,275 10,468
Aon PLC Class A 44,338 8,159
Bank of Ireland Group PLC(Æ) 756,679 1,864
CRH PLC 51,386 1,804
Flutter Entertainment PLC(Æ) 27 , 640 4,803
James Hardie Industries PLC(Æ) 56,816 1,388
Kerry Group PLC Class A 92,552 11,073
Linde PLC 59,150 13,019
Ryanair Holdings PLC - ADR(Æ) 26,786 2,159
67,026
Israel - 0.3%
Bank Hapoalim BM(Æ) 164,379 965
Bank Leumi Le-Israel BM 149,164 707
ICL Group, Ltd. 105,578 383
Israel Discount Bank, Ltd. Class A 143,483 405
Mizrahi Tefahot Bank, Ltd. 20,349 398
Nice, Ltd.(Æ) 6,640 1,513
4,371
Italy - 2.0%
Assicurazioni Generali SpA 309,854 4,157
Atlantia SpA (Æ) 43,614 669
BPER Banca(Æ) 801,484 950
Davide Campari-Milano SpA (Æ) 307,161 3,204
Enel SpA 748,918 5,964
ENI SpA - ADR 626,477 4,409
FinecoBank Banca Fineco SpA (Æ) 131,716 1,804
Intesa Sanpaolo SpA (Æ) 675,422 1,121
Mediobanca Banca di Credito
Finanziario SpA 63,346 450
Moncler SpA (Æ) 54,034 2,164
Poste Italiane SpA (Þ) 68,029 555
Saipem SpA (Ñ) 642,684 1,134
Telecom Italia SpA 1,026,920 349
UniCredit SpA (Æ) 838,552 6,281
33,211
Japan - 19.4%
Aozora Bank, Ltd. 36,800 604
Asahi Glass Co., Ltd. 18,600 581
Asahi Kasei Corp. 58,900 512
Astellas Pharma, Inc. 235,600 3,242
Benesse Holdings, Inc. 15,700 370
Bridgestone Corp. 90,900 2,963
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brother Industries, Ltd. 33,500 518
Canon, Inc. 115,000 2,001
Central Japan Railway Co. 5,500 665
Chiba Bank, Ltd. (The) 160,300 828
Chiyoda Corp.(Æ)(Ñ) 164,500 356
Chubu Electric Power Co., Inc. 52,200 584
Citizen Watch Co., Ltd. 347,800 924
Concordia Financial Group, Ltd. 117,800 389
Daifuku Co., Ltd. 10,400 1,071
Dai-ichi Life Holdings, Inc. 304,925 4,543
Daito Trust Construction Co., Ltd. 14,700 1,338
Daiwa House Industry Co., Ltd. 16,100 424
DeNA Co., Ltd. 165,800 2,836
Denso Corp. 91,400 4,261
Eisai Co., Ltd. 69,110 5,376
Electric Power Development Co., Ltd. 29,300 397
ENEOS Holdings, Inc. 1,937,400 6,532
Fuji Media Holdings, Inc. 26,900 260
FUJIFILM Holdings Corp. 22,800 1,162
Fujitsu, Ltd. 18,300 2,128
Fukuoka Financial Group, Inc. 100,700 1,682
GMO Payment Gateway, Inc. 18,700 2,277
Gree , Inc. 315,900 1,648
Hino Motors, Ltd. 506,900 3,893
Hitachi Metals, Ltd. 567,100 7,521
Hitachi, Ltd. 23,400 789
Honda Motor Co., Ltd. 778,970 18,367
Iida Group Holdings Co., Ltd. 252,700 4,581
Inpex Corp. 1,661,400 7,945
Isuzu Motors, Ltd. 857,900 6,981
ITOCHU Corp. 81,700 1,965
J Front Retailing Co., Ltd. 74,000 563
Japan Exchange Group, Inc. 47,200 1,158
Japan Post Holdings Co., Ltd. 94,300 647
Japan Tobacco, Inc. 72,700 1,375
JGC Holdings Corp. 308,300 2,544
Kajima Corp. 46,000 490
Kawasaki Heavy Industries, Ltd. 40,200 478
KDDI Corp. 153,200 4,103
Keyence Corp. 25,400 11,518
Kirin Holdings Co., Ltd. 72,300 1,305
Komatsu, Ltd. 435,400 9,772
Kyocera Corp. 41,500 2,286
Marubeni Corp. 159,800 832
Mebuki Financial Group, Inc. 280,800 564
Mitsubishi Chemical Holdings Corp. 115,300 650
Mitsubishi Corp. 44,700 1,000
Mitsubishi Electric Corp. 269,400 3,461
Mitsubishi Estate Co., Ltd. 246,500 3,683
Mitsubishi Gas Chemical Co., Inc. 70,700 1,288
Mitsubishi Heavy Industries, Ltd. 89,100 1,909
Mitsubishi Motors Corp. 511,800 939
Mitsubishi UFJ Financial Group, Inc. 1,734,000 6,835
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 175,500 742
Mitsui & Co., Ltd. 351,000 5,506
Mitsui Chemicals, Inc. 20,700 532

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
136 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MS&AD Insurance Group Holdings, Inc. 130,000 3,584
Murata Manufacturing Co., Ltd. 41,800 2,899
NGK Spark Plug Co., Ltd. 44,900 789
Nikon Corp. 286,800 1,741
Nintendo Co., Ltd. 2,620 1,431
Nippon Steel Corp.(Æ) 50,800 493
Nippon Telegraph & Telephone Corp. 45,364 958
Nippon Television Holdings, Inc. 140,200 1,484
Nissan Motor Co., Ltd. 683,100 2,418
Nitto Denko Corp. 78,100 5,481
Nomura Holdings, Inc. 833,700 3,717
Nomura Real Estate Holdings, Inc. 20,900 366
NTT DOCOMO, Inc. 121,800 4,597
Obayashi Corp. 66,400 554
Oji Holdings Corp. 180,900 763
ORIX Corp. 71,200 831
Otsuka Holdings Co., Ltd. 28,700 1,064
Panasonic Corp. 1,326,600 12,271
Resona Holdings, Inc. 2,094,100 6,887
Sekisui Chemical Co., Ltd. 37,200 581
Sekisui House, Ltd. 66,000 1,094
Shimamura Co., Ltd. 53,100 5,652
Shimizu Corp. 71,200 493
Shin-Etsu Chemical Co., Ltd. 118,394 15,842
SMC Corp. 3,400 1,795
SoftBank Corp. 45,300 2,977
Sompo Japan Nipponkoa Holdings, Inc. 27,900 1,044
Sony Corp. 31,250 2,605
Subaru Corp. 131,400 2,418
Sumitomo Chemical Co., Ltd. 115,600 379
Sumitomo Corp. 78,800 869
Sumitomo Electric Industries, Ltd. 80,100 884
Sumitomo Mitsui Financial Group, Inc. 407,900 11,297
Sumitomo Mitsui Trust Holdings, Inc. 165,200 4,421
Suzuki Motor Corp. 75,800 3,264
T&D Holdings, Inc. 832,700 8,320
Taiheiyo Cement Corp. 17,900 421
Takeda Pharmaceutical Co., Ltd. 199,200 6,165
Teijin, Ltd. 28,400 436
THK Co., Ltd. 107,800 2,845
Tohoku Electric Power Co., Inc. 50,900 448
Tokio Marine Holdings, Inc. 62,700 2,809
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 202,300 523
Tokyo Electron, Ltd. 22,200 5,950
Tokyu Fudosan Holdings Corp. 98,500 431
Toppan Printing Co., Ltd. 43,400 551
Toray Industries, Inc. 141,700 643
Tosoh Corp. 31,400 511
Toyota Industries Corp. 10,800 699
Toyota Motor Corp. 48,100 3,150
Toyota Tsusho Corp. 22,500 630
Trend Micro, Inc. 169,600 9,525
Yamada Denki Co., Ltd. 192,900 940
Z Holdings Corp. 305,500 2,129
321,763
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jersey - 0.4%
Glencore PLC(Æ) 800,422 1,618
Wausau Paper Corp. 616,977 4,940
6,558
Luxembourg - 1.2%
ArcelorMittal SA(Æ) 447,925 6,082
Eurofins Scientific SE(Æ) 10,977 8,761
Millicom International Cellular SA 2,695 80
RTL Group SA(Æ) 56,969 2,165
Spotify Technology SA(Æ) 7,262 1,742
Tenaris SA 143,420 685
19,515
Malaysia - 0.1%
CIMB Group Holdings BHD 1,776,900 1,264
Mexico - 0.3%
Grupo Televisa SAB - ADR(Æ) 710,501 4,519
Netherlands - 4.3%
ABN AMRO Bank NV(Þ) 400,222 3,287
Adyen NV(Æ)(Þ) 1,876 3,166
Aegon NV 141,298 383
ASML Holding NV 18,768 6,823
Exor NV 10,714 557
Ferrari NV 15,923 2,841
Heineken NV 184,946 16,421
ING Groep NV(Æ) 1,949,745 13,378
Koninklijke Ahold Delhaize NV 56,081 1,541
Koninklijke KPN NV 659,987 1,784
Mylan NV(Æ)(Ñ) 377,403 5,487
NN Group NV 26,866 940
PostNL NV - ADR(Æ) 674,274 2,236
Randstad NV(Æ) 12,153 608
Royal Dutch Shell PLC Class A(Ñ) 402,730 5,147
Royal Dutch Shell PLC Class B 345,820 4,171
Unilever NV 11,398 644
Yandex NV Class A(Æ)(Ñ) 45,919 2,644
72,058
New Zealand - 0.6%
a2 Milk Co., Ltd.(Æ) 221,793 2,131
Fisher & Paykel Healthcare Corp., Ltd. 209,745 4,853
Fletcher Building, Ltd.(Æ) 210,229 569
Meridian Energy, Ltd. 131,688 461
Spark New Zealand, Ltd. 494,991 1,469
9,483
Norway - 0.4%
DNB ASA 58,178 786
Mowi ASA 105,931 1,674
Norsk Hydro ASA 1,336,827 3,746
Orkla ASA 142,210 1,343
7,549

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Portugal - 0.1%
Energias de Portugal SA 204,768 1,008
Russia - 0.3%
Gazprom PJSC - ADR 576,634 2,210
Lukoil PJSC - ADR 14,137 723
Sberbank of Russia PJSC - ADR 198,165 2,003
4,936
Singapore - 1.0%
CapitaLand, Ltd. 262,000 494
DBS Group Holdings, Ltd. 336,900 5,018
Genting Singapore, Ltd. 593,200 281
Oversea-Chinese Banking Corp., Ltd. 91,244 562
Singapore Technologies Engineering,
Ltd. 124,800 320
Singapore Telecommunications, Ltd. 1,397,700 2,080
United Overseas Bank, Ltd. 73,500 1,022
UOL Group, Ltd. 256,200 1,166
Wilmar International, Ltd. 2,233,300 6,620
17,563
South Africa - 0.3%
Gold Fields, Ltd. - ADR 233,005 2,547
Impala Platinum Holdings, Ltd. 89,983 790
MTN Group, Ltd. 359,492 1,289
4,626
South Korea - 2.5%
Hankook Tire & Technology Co., Ltd. 89,184 2,514
KB Financial Group, Inc. 142,715 5,094
KT Corp. - ADR 418,301 4,024
LG Household & Health Care, Ltd. 7,258 9,529
POSCO 48,182 8,895
Samsung Electronics Co., Ltd. 67,765 3,398
Shinhan Financial Group Co., Ltd. 303,059 8,159
41,613
Spain - 1.5%
ACS Actividades de Construccion y
Servicios SA 22,380 532
Banco Bilbao Vizcaya Argentaria SA
- ADR 232,221 669
Banco Santander SA - ADR(Æ) 373,091 747
Bankia SA 2,303,752 2,834
CaixaBank SA 2,074,240 3,789
Cellnex Telecom SA(Þ) 145,095 9,321
Endesa SA - ADR 73,313 1,965
Industria de Diseno Textil SA(Ñ) 88,883 2,199
Naturgy Energy Group SA 27,929 517
Red Electrica Corp. SA 60,245 1,062
Repsol SA - ADR 90,892 567
Telefonica SA - ADR 181,807 594
24,796
Sweden - 1.7%
Assa Abloy AB Class B 130,931 2,812
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Atlas Copco AB(Æ) 84,289 3,724
Bausch & Lomb, Inc.(Æ) 97,999 2,680
ICA Gruppen AB 9,256 438
Investor AB Class B 9,626 578
Kinnevik AB Class B(Æ) 26,215 1,076
Sandvik AB(Æ) 298,820 5,325
Skandinaviska Enskilda Banken AB
Class A 123,737 1,063
Skanska AB Class B 44,148 830
SKF AB Class B 38,816 795
Svenska Handelsbanken AB Class A(Æ) 141,617 1,148
Swedbank AB Class A 59,909 940
Swedish Match AB 36,343 2,740
Telefonaktiebolaget LM Ericsson Class B 313,315 3,491
Volvo AB Class B 74,418 1,449
29,089
Switzerland - 7.8%
ABB, Ltd. 111,122 2,695
Adecco Group AG 158,058 7,745
Alcon, Inc.(Æ) 34,376 1,950
Baloise Holding AG 9,750 1,335
Chocoladefabriken Lindt & Spruengli
AG 132 1,046
Cie Financiere Richemont SA Class A 6,643 416
Credit Suisse Group AG 364,292 3,441
Julius Baer Group, Ltd. 115,116 5,152
Kuehne & Nagel International AG 6,367 1,272
LafargeHolcim , Ltd.(Æ) 186,287 7,984
Lonza Group AG 4,176 2,526
Nestle SA 220,504 24,773
Novartis AG 175,970 13,734
Partners Group Holding AG 7,272 6,548
Roche Holding AG 47,433 15,227
SGS SA 806 2,012
Swiss Life Holding AG 3,782 1,272
Swiss Re AG 32,782 2,351
Swisscom AG 2,226 1,131
Temenos AG 52,418 5,619
UBS Group AG 1,470,962 17,056
Zurich Insurance Group AG 12,227 4,049
129,334
Taiwan - 2.5%
Catcher Technology Co., Ltd. 666,000 4,212
Hon Hai Precision Industry Co., Ltd. 3,068,241 8,324
Innolux Corp.(Æ) 6,684,000 2,323
MediaTek , Inc. 168,000 3,961
Shin Kong Financial Holding Co., Ltd. 5,464,000 1,521
Taiwan Semiconductor Manufacturing
Co., Ltd. 480,000 7,244
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 169,406 14,208
41,793

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
138 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thailand - 0.2%
Kasikornbank PCL 1,073,200 2,598
United Kingdom - 10.0%
3i Group PLC 168,383 2,098
Admiral Group PLC 43,423 1,548
Anglo American PLC 230,930 5,423
Ashtead Group PLC 25,822 937
Associated British Foods PLC 12,204 269
AstraZeneca PLC 71,386 7,186
Aviva PLC 1,092,945 3,660
Babcock International Group PLC 505,968 1,424
BAE Systems PLC 106,454 548
Barclays PLC 3,182,130 4,420
Barratt Developments PLC(Æ) 209,162 1,305
Berkeley Group Holdings PLC 27,736 1,456
BP PLC 2,070,902 5,296
British American Tobacco PLC 76,070 2,417
British Land Co. PLC (The)(ö) 295,516 1,335
BT Group PLC 2,455,734 3,232
Centrica PLC 2,378,800 1,146
Coca-Cola European Partners PLC 6,675 238
Compass Group PLC 508,569 6,957
Diageo PLC 110,268 3,567
Direct Line Insurance Group PLC 470,923 1,611
Experian PLC 34,870 1,273
Ferguson PLC 9,350 938
Fiat Chrysler Automobiles NV 72,862 895
Halma PLC 47,624 1,462
HSBC Holdings PLC 2,093,038 8,834
Imperial Tobacco Group PLC 23,934 380
InterContinental Hotels Group PLC(Æ) 5,666 287
Intermediate Capital Group PLC(Æ) 154,379 2,344
J Sainsbury PLC 6,065,624 15,848
John Wood Group PLC(Æ) 3,270,451 8,991
Johnson Matthey PLC 25,475 710
Kingfisher PLC(Æ) 1,778,647 6,619
Land Securities Group PLC(ö) 197,092 1,301
Legal & General Group PLC 469,694 1,129
Lloyds Banking Group PLC(Æ) 4,128,973 1,500
London Stock Exchange Group PLC 23,389 2,509
M&G PLC 231,082 439
Marks & Spencer Group PLC 891,124 1,027
National Grid PLC 52,526 625
Natwest Group PLC 2,226,583 3,585
Persimmon PLC Class A 49,416 1,500
Prudential PLC 40,392 493
Reckitt Benckiser Group PLC 4,406 388
RELX PLC 16,183 320
RSA Insurance Group PLC 349,781 1,926
Scottish & Southern Energy PLC 40,428 657
Segro PLC(ö) 134,977 1,578
Smith & Nephew PLC 186,377 3,240
Smiths Group PLC 20,157 347
St. James's Place PLC 99,274 1,161
Standard Chartered PLC 1,903,858 8,714
Standard Life Aberdeen PLC(Æ) 655,558 1,914
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taylor Wimpey PLC(Æ) 744,382 1,018
TechnipFMC PLC 1,075,553 5,948
Tesco PLC 1,668,955 4,444
Travis Perkins PLC(Æ) 618,186 8,503
Unilever PLC 15,879 905
Vodafone Group PLC 4,512,474 6,028
Wm Morrison Supermarkets PLC 447,645 945
166,798
United States - 0.1%
Ovintiv , Inc. 101,436 934
VEON, Ltd.(Æ) 766,790 959
1,893
Total Common Stocks
(cost $1,797,636) 1,555,910
Preferred Stocks - 1.7%
Germany - 0.8%
Porsche Automobil Holding SE
3.923% (Ÿ) 30,312 1,624
Volkswagen AG
3.688% (Ÿ) 84,136 12,258
13,882
South Korea - 0.9%
Samsung Electronics Co., Ltd.
2.410% (Ÿ) 329,367 14,614
Total Preferred Stocks
(cost $29,218) 28,496
Short-Term Investments - 1.4%
United States - 1.4%
U.S. Cash Management Fund(@) 23,970,026 (∞) 23,965
Total Short-Term Investments
(cost $23,965) 23,965
Other Securities - 1.0%
U.S. Cash Collateral Fund(@)(×) 15,977,095 (∞) 15,977
Total Other Securities
(cost $15,977) 15,977
Total Investments - 97.7%
(identified cost $1,866,796) 1,624,348
Other Assets and Liabilities, Net
- 2.3%
37,646
Net Assets - 100.0%
1,661,994

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 139
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.6%
ABN AMRO Bank NV 05/24/17 EUR 400,222 17 .14 6,859
3,287
Adyen NV 07/25/19 EUR 1,876 766 .61 1,438
3,166
Amundi SA 02/28/19 EUR 117,553 66 .03 7,763
7,717
Cellnex Telecom SA 08/10/17 EUR 145,095 32 .79 4,758
9,321
Covestro AG 06/26/19 EUR 228,971 37 .69 8,630
10,931
Poste Italiane SpA 04/25/18 EUR 68,029 9 .20 626
555
Reliance Industries, Ltd. 10/21/20 22,681 58 .46 1,326
1,246
WH Group, Ltd. 06/26/19 HKD 686,000 1 .02 697
539
Worldline SA 02/14/20 EUR 32,257 74 .06 2,389
2,395
Zalando SE 12/12/19 EUR 50,517 51 .29 2,591
4,721
43,878
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 1,778 EUR 52,611 12/20
(6,776)
FTSE 100 Index Futures 216 GBP 12,017 12/20
(1,320)
Hang Seng Index Futures 12 HKD 14,494 11/20
(40)
MSCI Singapore Index Futures 30 SGD 827 11/20
(26)
S&P/TSX 60 Index Futures 446 CAD 82,546 12/20
(2,561)
SPI 200 Index Futures 596 AUD 87,761 12/20
(409)
TOPIX Index Futures 531 JPY 8,352,630 12/20
(1,605)
Short Positions
MSCI Emerging Markets Index Futures 3,342 USD 184,127 12/20
(1,045)
S&P 500 E-Mini Index Futures 459 USD 74,925 12/20
2,091
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(11,691)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,560 NZD 2,358 11/02/20 (2)
Bank of America EUR 415 USD 483 11/03/20 —
Bank of Montreal USD 13,782 AUD 18,954 12/16/20 (456)
Bank of Montreal USD 16,539 CAD 21,829 12/16/20 (151)
Bank of Montreal USD 10,776 EUR 9,101 12/16/20 (166)
Bank of Montreal USD 6,123 GBP 4,712 12/16/20 (16)
Bank of Montreal USD 17,295 JPY 1,833,970 12/16/20 232
Bank of Montreal USD 17,818 NOK 160,000 12/16/20 (1,060)
Bank of New York USD 13,788 AUD 18,954 12/16/20 (462)
Bank of New York USD 16,574 CAD 21,829 12/16/20 (186)
Bank of New York USD 10,770 EUR 9,101 12/16/20 (160)
Bank of New York USD 6,129 GBP 4,712 12/16/20 (22)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
140 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 17,286 JPY 1,833,970 12/16/20 241
JPMorgan Chase USD 13,771 AUD 18,954 12/16/20 (445)
JPMorgan Chase USD 16,543 CAD 21,829 12/16/20 (155)
JPMorgan Chase USD 10,774 EUR 9,101 12/16/20 (164)
JPMorgan Chase USD 6,107 GBP 4,712 12/16/20 (1)
JPMorgan Chase USD 17,294 JPY 1,833,970 12/16/20 234
Royal Bank of Canada USD 13,770 AUD 18,954 12/16/20 (444)
Royal Bank of Canada USD 16,542 CAD 21,829 12/16/20 (154)
Royal Bank of Canada USD 10,774 EUR 9,101 12/16/20 (164)
Royal Bank of Canada USD 6,107 GBP 4,712 12/16/20 (1)
Royal Bank of Canada USD 17,295 JPY 1,833,970 12/16/20 233
Royal Bank of Canada EUR 163 USD 190 11/02/20 —
Standard Chartered USD 13,776 AUD 18,954 12/16/20 (451)
Standard Chartered USD 16,535 CAD 21,829 12/16/20 (146)
Standard Chartered USD 10,772 EUR 9,101 12/16/20 (162)
Standard Chartered USD 6,123 GBP 4,712 12/16/20 (17)
Standard Chartered USD 17,292 JPY 1,833,970 12/16/20 236
State Street USD 6,698 AUD 9,400 12/16/20 (89)
State Street USD 3,967 CAD 5,200 12/16/20 (63)
State Street USD 6,213 CHF 5,660 12/16/20 (32)
State Street USD 6,727 JPY 702,000 12/16/20 (17)
State Street USD 8,084 SEK 70,740 12/16/20 (129)
State Street DKK 76,550 USD 12,190 12/16/20 201
State Street GBP 2,500 USD 3,291 12/16/20 52
State Street NOK 31,770 USD 3,522 12/16/20 195
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(3,691)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 642 $ — $ —
$ —
$ 642 — *
Australia — 25,169 —
—
25,169 1.5
Austria — 2,694 —
—
2,694 0.2
Belgium — 7,068 —
—
7,068 0.4
Canada 70,434 — —
—
70,434 4.2
Cayman Islands 1,978 21,175 —
—
23,153 1.4
China 27,993 30,196 —
—
58,189 3.5
Denmark — 42,628 —
—
42,628 2.6
Finland — 21,948 —
—
21,948 1.3
France — 150,520 —
—
150,520 9.0

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 141
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Germany 113 76,749 —
—
76,862 4.6
Hong Kong — 40,889 —
—
40,889 2.5
India — 21,142 —
—
21,142 1.3
Indonesia — 1,208 —
—
1,208 0.1
Ireland 31,898 35,128 —
—
67,026 4.0
Israel — 4,371 —
—
4,371 0.3
Italy — 33,211 —
—
33,211 2.0
Japan — 321,763 —
—
321,763 19.4
Jersey — 6,558 —
—
6,558 0.4
Luxembourg 1,742 17,773 —
—
19,515 1.2
Malaysia — 1,264 —
—
1,264 0.1
Mexico 4,519 — —
—
4,519 0.3
Netherlands 8,131 63,927 —
—
72,058 4.3
New Zealand — 9,483 —
—
9,483 0.6
Norway — 7,549 —
—
7,549 0.4
Portugal — 1,008 —
—
1,008 0.1
Russia — 4,936 —
—
4,936 0.3
Singapore — 17,563 —
—
17,563 1.0
South Africa 2,547 2,079 —
—
4,626 0.3
South Korea 4,024 37,589 —
—
41,613 2.5
Spain — 24,796 —
—
24,796 1.5
Sweden — 29,089 —
—
29,089 1.7
Switzerland — 129,334 —
—
129,334 7.8
Taiwan 14,208 27,585 —
—
41,793 2.5
Thailand — 2,598 —
—
2,598 0.2
United Kingdom 6,186 1 60 ,6 12 —
—
16 6 , 798 10.0
United States 1,893 — —
—
1,893 0.1
Preferred Stocks — 28,496 — — 28,496 1.7
Short-Term Investments — — — 23,965 23,965 1.4
Other Securities — — — 15,977 15,977 1.0
Total Investments 176,308 1,408,098 — 39,942 1,624,348 97.7
Other Assets and Liabilities, Net 2.3
100.0
Other Financial Instruments
Assets
Futures Contracts 2,091 — — — 2,091 0.1
Foreign Currency Exchange Contracts — 1,624 — — 1,624 0.1
A
Liabilities
Futures Contracts (13,782) — — — (13,782) (0.8)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
142 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Foreign Currency Exchange Contracts (2) (5,313) — — (5,315) (0.3)
Total Other Financial Instruments
**
$ (11,693) $ (3,689) $ — $ — $ (15,382)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
226,454
Consumer Staples ...................................................................
79,155
Energy ....................................................................................
75,931
Financial Services ...................................................................
382,581
Health Care .............................................................................
112,616
Materials and Processing ........................................................
190,977
Producer Durables ..................................................................
216,095
Technology ..............................................................................
197,534
Utilities ...................................................................................
74,567
Preferred Stocks
Consumer Discretionary ..........................................................
13,882
Technology ..............................................................................
14,614
Short-Term Investments ................................................................
23,965
Other Securities ...........................................................................
15,977
Total Investments .................................................................... 1,624,348

Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 143
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,624
Variation margin on futures contracts* 2,091 —
Total
$ 2,091 $ 1,624
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 13,782 $ —
Unrealized depreciation on foreign currency exchange contracts — 5,315
Total
$ 13,782 $ 5,315
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 617 $ —
Foreign currency exchange contracts — (1,896)
Total
$ 617 $ (1,896)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (17,835) $ —
Foreign currency exchange contracts — (2,754)
Total
$ (17,835) $ (2,754)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
144 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 15,534 $ — $ 15,534
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,624 — 1,624
Total Financial and Derivative Assets
17,158 — 17,158
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 17,158 $ — $ 17,158
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 472 $ — $ 472 $ —
Bank of Montreal
232 232 — —
Bank of New York
241 241 — —
Barclays
2,088 — 2,088 —
Citigroup
5,207 — 5,207 —
Credit Suisse
4,889 — 4,889 —
JPMorgan Chase
234 234 — —
Morgan Stanley
279 — 279 —
National Bank of Canada
2,59 9 — 2,59 9 —
Royal Bank of Canada
233 233 — —
Standard Chartered
236 236 — —
State Street
44 8 331 — 11 7
Total
$ 17,158 $ 1,507 $ 15,53 4 $ 11 7

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 145
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 5,315 $ — $ 5,315
Total Financial and Derivative Liabilities
5,315 — 5,315
Financial and Derivative Liabilities not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 5,313 $ — $ 5,313
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 1,849 $ 232 $ — $ 1,617
Bank of New York 831 241 — 590
JPMorgan Chase 764 234 — 530
Royal Bank of Canada 762 233 — 529
Standard Chartered 776 236 — 540
State Street 331 331 — —
Total
$ 5,313 $ 1,507 $ — $ 3,806
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
146 International Developed Markets Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,866,796
Investments, at fair value(*)(>) ......................................................................................................................................................
1,624,348
Foreign currency holdings(^) ......................................................................................................................................................... 5,541
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,624
Receivables:
Dividends and interest ....................................................................................................................................................... 4,466

Foreign capital gains taxes recoverable ............................................................................................................................. 4,457
From broker(a) ................................................................................................................................................................... 58,558
Total assets .................................................................................................................................................
1,700,446
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 1,559
Fund shares redeemed ....................................................................................................................................................... 2,184
Accrued fees to affiliates .................................................................................................................................................... 1,307
Other accrued expenses ..................................................................................................................................................... 442
Variation margin on futures contracts ................................................................................................................................. 11,668
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 5,315
Payable upon return of securities loaned ....................................................................................................................................... 15,977
Total liabilities .............................................................................................................................................
38,452
Net Assets ............................................................................................................................................................
$ 1,661,994

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 147
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (368,298)
Shares of beneficial interest ...........................................................................................................................................................
517
Additional paid-in capital ..............................................................................................................................................................
2,029,775
Net Assets ............................................................................................................................................................
$ 1,661,994
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 32.08
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 34.04
Class A — Net assets ............................................................................................................................................................. $ 18,028,067
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 562,023
Net asset value per share: Class C(#) ............................................................................................................................................. $ 32.24
Class C — Net assets ............................................................................................................................................................. $ 8,434,543
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 261,593
Net asset value per share: Class M(#) ............................................................................................................................................ $ 32.13
Class M — Net assets ............................................................................................................................................................ $ 190,628,708
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 5,933,501
Net asset value per share: Class S(#) .............................................................................................................................................. $ 32.14
Class S — Net assets ............................................................................................................................................................. $ 1,396,893,887
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 43,466,650
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 32.17
Class Y — Net assets ............................................................................................................................................................. $ 48,008,744
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,492,400
Amounts in thousands
(^)     Foreign currency holdings - cost $ 5,584
(*)     Securities on loan included in investments $ 15,534
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 39,942
(a)     Receivable from Broker for Futures $ 58,558
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
148 International Developed Markets Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 46,236
Dividends from affiliated funds ......................................................................................................................................... 532
Interest .............................................................................................................................................................................. 155
Securities lending income (net) ......................................................................................................................................... 221
Less foreign taxes withheld ............................................................................................................................................... (4,739)
Total investment income ...............................................................................................................................................................
42,405
Expenses
Advisory fees .................................................................................................................................................................... 13,371
Administrative fees ........................................................................................................................................................... 929
Custodian fees ................................................................................................................................................................... 478
Distribution fees - Class A ................................................................................................................................................ 51
Distribution fees - Class C ................................................................................................................................................ 78
Transfer agent fees - Class A ............................................................................................................................................ 40
Transfer agent fees - Class C ............................................................................................................................................. 21
Transfer agent fees - Class E (1) ....................................................................................................................................... 2
Transfer agent fees - Class M ............................................................................................................................................ 406
Transfer agent fees - Class S ............................................................................................................................................. 3,267
Transfer agent fees - Class Y ............................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 232
Registration fees ............................................................................................................................................................... 123
Shareholder servicing fees - Class C ................................................................................................................................. 26
Shareholder servicing fees - Class E (1) ............................................................................................................................ 2
Trustees’ fees .................................................................................................................................................................... 92
Printing fees ...................................................................................................................................................................... 178
Miscellaneous ................................................................................................................................................................... 48
Expenses before reductions .............................................................................................................................................. 19,346
Expense reductions ........................................................................................................................................................... (1,681)
Net expenses .................................................................................................................................................................................
17,665
Net investment income (loss) ........................................................................................................................................................
24,740
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 35,210
Investments in affiliated funds .......................................................................................................................................... 29
Futures contracts .............................................................................................................................................................. 617
Foreign currency exchange contracts ................................................................................................................................ (1,896)
Foreign currency-related transactions ............................................................................................................................... 244
Net realized gain (loss) ..................................................................................................................................................................
34,204
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (247,454)
Futures contracts .............................................................................................................................................................. (17,835)
Foreign currency exchange contracts ................................................................................................................................ (2,754)
Foreign currency-related transactions ............................................................................................................................... 195
Net change in unrealized appreciation (depreciation) ................................................................................................................... (267,848)
Net realized and unrealized gain (loss) ......................................................................................................................................... (233,644)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (208,904)
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 149
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 24,740 $ 55,510
Net realized gain (loss) ...................................................................................................................... 34,204 (89,671)
Net change in unrealized appreciation (depreciation) ....................................................................... (267,848) 196,073
Net increase (decrease) in net assets from operations ............................................................................. (208,904) 161,912
Distributions
To shareholders
Class A .......................................................................................................................................... (636) (1,991)
Class C .......................................................................................................................................... (215) (1,182)
Class E (1) ..................................................................................................................................... (35) (171)
Class M ......................................................................................................................................... (7,033) (6,506)
Class S ........................................................................................................................................... (58,426) (181,388)
Class Y .......................................................................................................................................... (1,333) (1,600)
Net decrease in net assets from distributions .......................................................................................... (67,678) (192,838)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (196,186) (507,477)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(472,768) (538,403)
Net Assets
Beginning of period .................................................................................................................................
2,134,762 2,673,165
End of period ..........................................................................................................................................
$ 1,661,994 $ 2,134,762

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
150 International Developed Markets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 110 $ 3,859 87 $ 3,100
Proceeds from reinvestment of distributions 17 635 61 1,976
Payments for shares redeemed (213) (6,982) (321) (11,298)
Net increase (decrease)
(86) (2,488) (173) (6,222)
Class C
Proceeds from shares sold 9 293 16 563
Proceeds from reinvestment of distributions 6 214 36 1,181
Payments for shares redeemed (143) (4,842) (181) (6,376)
Net increase (decrease)
(128) (4,335) (129) (4,632)
Class E (1)
Proceeds from shares sold 2 53 4 128
Proceeds from reinvestment of distributions 1 33 5 165
Payments for shares redeemed (48) (1,555) (29) (1,003)
Net increase (decrease)
(45) (1,469) (20) (710)
Class M
Proceeds from shares sold 2,264 75,226 4,097 142,589
Proceeds from reinvestment of distributions 189 7,033 202 6,506
Payments for shares redeemed (1,811) (57,917) (1,342) (46,679)
Net increase (decrease)
642 24,342 2,957 102,416
Class S
Proceeds from shares sold 8,935 293,843 7,069 247,351
Proceeds from reinvestment of distributions 1,561 58,039 5,577 179,980
Payments for shares redeemed (18,243) (596,119) (29,347) (1,025,783)
Net increase (decrease)
(7,747) (244,237) (16,701) (598,452)
Class Y
Proceeds from shares sold 943 32,353 80 2,749
Proceeds from reinvestment of distributions 36 1,332 49 1,600
Payments for shares redeemed (50) (1,684) (120) (4,226)
Net increase (decrease)
929 32,001 9 123
Total increase (decrease)
(6,435) $ (196,186) (14,057) $ (507,477)
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
152 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 36.64 .33 (3.89) (3.56) (1.00) —
October 31, 2019 36.91 .73 1.67 2.40 (.68) (1.99)
October 31, 2018 40.97 .68 (4.05) (3.37) (.69) —
October 31, 2017 33.92 .53 7.22 7.75 (.70) —
October 31, 2016 34.96 .55 (1.21) (.66) (.38) —
Class C
October 31, 2020 36.74 .08 (3.95) (3.87) (.63) —
October 31, 2019 36.91 .48 1.69 2.17 (.35) (1.99)
October 31, 2018 40.93 .37 (4.04) (3.67) (.35) —
October 31, 2017 33.87 .25 7.24 7.49 (.43) —
October 31, 2016 34.86 .29 (1.20) (.91) (.08) —
Class M
October 31, 2020 36.71 .47 (3.89) (3.42) (1.16) —
October 31, 2019 37.03 .96 1.57 2.53 (.86) (1.99)
October 31, 2018 41.09 .82 (4.03) (3.21) (.85) —
October 31, 2017(5) 36.02 .40 4.67 5.07 — —
Class S
October 31, 2020 36.71 .43 (3.88) (3.45) (1.12) —
October 31, 2019 37.02 .82 1.68 2.50 (.82) (1.99)
October 31, 2018 41.07 .79 (4.05) (3.26) (.79) —
October 31, 2017 34.00 .62 7.24 7.86 (.79) —
October 31, 2016 35.04 .62 (1.20) (.58) (.46) —
Class Y
October 31, 2020 36.75 .50 (3.90) (3.40) (1.18) —
October 31, 2019 37.07 .89 1.66 2.55 (.88) (1.99)
October 31, 2018 41.12 .85 (4.05) (3.20) (.85) —
October 31, 2017 34.05 .85 7.08 7.93 (.86) —
October 31, 2016 35.08 .70 (1.21) (.51) (.52) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 153
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(j)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(j)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(1.00) 32.08 (10.08) 18,028 1.26 1.22 1.00 57
(2.67) 36.64 7.49 23,726 1.25 1.21 2.07 58
(.69) 36.91 (8.38) 30,305 1.25 1.22 1.67 75
(.70) 40.97 23.30 30,412 1.26 1.26 1.43 104
(.38) 33.92 (1.87) 27,053 1.23 1.23 1.66 68
(.63) 32.24 (10.78) 8,43 4 2.01 1.97 .24 57
(2.34) 36.74 6.67 14,310 2.00 1.96 1.36 58
(.35) 36.91 (9.06) 19,144 2.00 1.97 .90 75
(.43) 40.93 22.37 26,085 2.01 2.01 .68 104
(.08) 33.87 (2.60) 26,698 1.98 1.98 .88 68
(1.16) 32.13 (9.74) 190,629 1.01 .83 1.41 57
(2.85) 36.71 7.90 194,243 1.01 .83 2.73 58
(.85) 37.03 (8.00) 86,461 1.00 .83 2.02 75
— 41.09 14.08 65,546 .99 .87 1.60 104
(1.12) 32.14 (9.82) 1,396,894 1.01 .93 1.29 57
(2.81) 36.71 7.79 1,880,108 1.00 .92 2.34 58
(.79) 37.02 (8.11) 2,514,298 1.00 .93 1.93 75
(.79) 41.07 23.64 2,736,737 1.01 .98 1.67 104
(.46) 34.00 (1.61) 1,879,757 .98 .98 1.87 68
(1.18) 32.17 (9.69) 48,009 .81 .77 1.53 57
(2.87) 36.75 7.96 20,712 .81 .77 2.54 58
(.85) 37.07 (7.96) 20,546 .80 .77 2.08 75
(.86) 41.12 23.84 27,034 .81 .81 2.25 104
(.52) 34.05 (1.41) 12,660 .78 .78 2.13 68

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
154 International Developed Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 997,869
Administration fees 72,991
Distribution fees 9,811
Shareholder servicing fees 1,929
Transfer agent fees 216,462
Trustee fees 7,822
$ 1,306,884
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 8,243 $ 262,491 $ 254,757 $ — $ — $ 15,977 $ 139 $ —
U.S. Cash Management Fund 9,725 1,360,495 1,346,284 29 — 23,965 532 —
$ 17,968 $ 1,622,986 $ 1,601,041 $ 29 $ — $ 39,942 $ 671 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,895,567,887 $ 163,348,921 $ (439,010,856) $ (275,661,935) $ 21,985,670 $ (114,818,599)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 67,678,044 $ — $ — $ 109,499,121 $ 83,338,528 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
156 Global Equity Fund
Global Equity Fund
-
Class A
‡
Total
Return
1 Year (4 .40)%
5 Years 5 .67%§
10 Years 7 .06%§
Global Equity Fund
-
Class C
Total
Return
1 Year 0 .75%
5 Years 6 .14%§
10 Years 6 .89%§
Global Equity Fund
-
Class M
‡‡
Total
Return
1 Year 1 .84%
5 Years 7 .29%§
10 Years 7 .99%§
Global Equity Fund
-
Class S
Total
Return
1 Year 1.73%
5 Years 7 .22%§
10 Years 7.96%§
Global Equity Fund
-
Class Y
Total
Return
1 Year 1 .90%
5 Years 7 .42%§
10 Years 8 .16%§
MSCI World Index (Net) **
Total
Return
1 Year 4 .36%
5 Years 8 .13%§
10 Years 8 .64%§
Global Equity Linked Benchmark ***
Total
Return
1 Year 4 .36%
5 Years 8 .19%§
10 Years 8 .76%§

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Global Equity Fund 157
The Global Equity Fund (the “Fund”) employs a multi-manager
approach whereby Russell Investment Management, LLC
(“RIM”) manages a portion of the Fund’s assets based upon
model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to
RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages the portion of the Fund's assets that RIM determines not to manage based upon model portfolios provided by the
Fund's money managers. RIM may change the allocation of the
Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission (“SEC”) permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2020, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class C, Class M, Class S and Class Y Shares gained 1.44%,
0.75%, 1.84%, 1.73% and 1.90%, respectively. This is compared to the Fund’s benchmark, the MSCI World Index (Net), which
gained 4.36% during the same period. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
World Large Stock Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 5.66%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Global equity markets rose over the period, driven by strong gains in the U.S. and emerging markets. Europe and the United
Kingdom lagged relative to other regions.
In terms of sector performance within the Fund’s benchmark over the fiscal year, information technology and consumer discretionary sectors were the largest drivers of positive returns. Financials and energy posted the weakest gains over the period and the real estate sector recorded a loss over the period.
In terms of factor performance, quality and growth factors were the biggest drivers of positive performance over the period, while the value factor lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund underperformed its benchmark for the one-year period ended October 31, 2020. The Fund’s allocation to higher value companies detracted. Overweights to financials and energy also hurt performance. The Fund’s allocation to emerging markets
was additive, but overall regional exposure was negative. Stock selection from the Fund’s managers was negative, held back
by less effective selection in the consumer discretionary and financial sectors.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Sanders
Capital, LLC (“Sanders”) was the top performer during the
period. Sanders’ value strategy was a tailwind despite value factor headwinds. Sector impact was positive, as gains from an overweight to technology and an underweight to real estate were additive. The money manager’s regional positioning was positive, with exposure to emerging markets being the main contributor.
Stock selection was also a driver in the money manager’s
outperformance, particularly in the technology and consumer
discretionary sectors.
Wellington Management Company LLP’s international contrarian value mandate was the weakest performer during the period.
The money manager’s value-oriented strategy faced headwinds.
Sector allocation had a negative impact, as overweights to energy and financials detracted over the period. The money manager’s overweight to the United Kingdom also detracted. Stock selection impacted negatively during the fiscal year, held back by ineffective selection in the financials and consumer discretionary sectors.
RIM manages a multi-factor positioning strategy that aims to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning across multiple factors and sectors. The strategy uses the output from a quantitative model to purchase a stock portfolio expressing these views. The positioning strategy’s benchmark-relative
performance was negative for the period, primarily driven by its value orientation.
In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
158 Global Equity Fund
preferred positioning with respect to country and currency
exposures. This strategy was additive over the period.
During the period, RIM used index futures contracts to equitize a portion the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
In December 2019, GQG Partners LLC terminated its contract
as a money manager for the Fund and RIM hired Intermede
Investment Partners Limited and Intermede Global Partners Inc.
as a money manager for the Fund.
In December 2019, RIM also terminated Polaris Capital
Management, LLC.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Intermede Investments Partners Limited and
Intermede Global Partners Inc. Growth
Sanders Capital, LLC Value
Wellington Management Company LLP Blend
* Assumes initial investment on November 1, 2010.
** The MSCI World Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
*** The Global Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Global Equity Linked Benchmark represents the returns of the MSCI World Index (net of tax on dividends from foreign holdings) through December 31, 2010, the returns of the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) from January 1, 2011 through December 31, 2017, and the returns of the MSCI World Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Equity Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Global Equity Fund 159
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,128.20 $ 1,018.50
Expenses Paid During Period* $ 7.06 $ 6.70
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,123.70 $ 1,014.73
Expenses Paid During Period* $ 11.05 $ 10.48
* Expenses are equal to the Fund's annualized expense ratio of 2.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,129.40 $ 1,020.26
Expenses Paid During Period* $ 5.19 $ 4.93
* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
160 Global Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,129.40 $ 1,019.76
Expenses Paid During Period* $ 5.73 $ 5.43
* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,131.30 $ 1,020.76
Expenses Paid During Period* $ 4.66 $ 4.42
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.0%
Argentina - 0.0%
YPF SA - ADR(Æ)(Ñ) 68,293 220
Australia - 0.4%
AGL Energy, Ltd. 14,831 130
ASX, Ltd. - ADR 3,527 198
BHP Group PLC 8,510 165
Brambles, Ltd. 31,413 213
CIMIC Group, Ltd.(Æ) 7,327 111
Commonwealth Bank of Australia - ADR 10,766 525
Dexus(Æ)(ö) 12,539 76
Rio Tinto PLC 6,063 344
South32, Ltd. Class B 84,905 122
Wesfarmers, Ltd.(Æ) 12,473 404
2,288
Austria - 0.1%
Erste Group Bank AG 35,550 731
Voestalpine AG 5,052 140
871
Belgium - 0.3%
Ageas SA 34,041 1,371
Proximus SA 6,284 122
1,493
Canada - 3.1%
Alimentation Couche-Tard, Inc. Class B 6,467 199
ARC Resources, Ltd. 76,004 374
Bank of Montreal(Ñ) 2,723 162
Bank of Nova Scotia (The) 7,610 316
Barrick Gold Corp. 83,237 2,225
Brookfield Asset Management, Inc.
Class A 5,932 176
CAE, Inc. 95,534 1,633
Cameco Corp. Class A 42,665 406
Canadian Imperial Bank of Commerce 1,956 146
Canadian National Railway Co. 25,817 2,565
Canadian Tire Corp., Ltd. Class A 1,612 180
Dollarama, Inc. 33,934 1,169
Empire Co., Ltd. Class A 4,052 111
Enbridge, Inc. 9,223 254
First Capital Real Estate Investment
Trust(Æ) 16,349 145
Great-West Lifeco, Inc. 4,693 96
iA Financial Corp., Inc. 2,076 72
Intact Financial Corp. 13,075 1,351
Kinross Gold Corp. 143,829 1,146
Magna International, Inc. Class A 2,911 149
Manulife Financial Corp. 8,218 111
Nutrien, Ltd. 4,199 171
Pembina Pipeline Corp. 6,230 130
RioCan Real Estate Investment Trust(ö) 14,431 156
Rogers Communications, Inc. Class B 4,042 164
Royal Bank of Canada - GDR 5,318 372
Shopify, Inc. Class A(Æ) 335 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SmartCentres Real Estate Investment
Trust(ö) 10,575 167
Sun Life Financial, Inc. 13,663 544
Suncor Energy, Inc. 112,383 1,268
Thomson Reuters Corp.(Æ) 3,692 287
Toronto-Dominion Bank (The) 17,051 752
Tourmaline Oil Corp. 24,890 322
17,628
China - 4.2%
Alibaba Group Holding, Ltd. - ADR(Æ) 36,810 11,217
China Construction Bank Corp. Class H 1,649,074 1,139
China Hongxing Sports, Ltd.(Æ)(Š) 6,320,000 —
China Mobile, Ltd. 272,000 1,655
China Telecom Corp., Ltd. Class H 4,972,000 1,566
China Unicom Hong Kong, Ltd. 2,956,000 1,822
Dongfeng Motor Group Co., Ltd. Class H 2,390,000 1,681
Industrial & Commercial Bank of China,
Ltd. Class H 614,000 345
Meituan-Dianping Class B(Æ) 56,500 2,113
Tencent Holdings, Ltd. 32,689 2,507
24,045
Colombia - 0.0%
Millicom International Cellular SA 1,340 40
Denmark - 0.7%
AP Moller - Maersk A/S Class B 1,626 2,601
Drilling Co. of 1972 A/S (The)(Æ) 2,432 46
H Lundbeck A/S 2,681 76
Novo Nordisk A/S Class B 23,947 1,531
4,254
Finland - 0.6%
Elisa OYJ Class A 2,824 139
Fortum OYJ 6,939 131
Neste OYJ 7,477 391
Nokia OYJ(Æ) 527,934 1,771
Nokian Renkaat OYJ 3,013 93
Orion OYJ Class B 2,479 106
Sampo OYJ Class A 8,018 303
Stora Enso OYJ Class R 9,793 143
UPM-Kymmene OYJ 10,907 308
3,385
France - 4.3%
Atos SE(Æ) 1,589 109
AXA SA 114,190 1,845
BNP Paribas SA(Æ) 110,058 3,859
Bollore SA 49,307 177
Carrefour SA 15,764 246
Cie de Saint-Gobain SA(Æ) 91,063 3,572
Cie Generale des Etablissements
Michelin SCA Class B 1,178 127
Dassault Aviation SA(Æ) 632 529
Dassault Systemes SA 586 100
Engie SA(Æ) 179,825 2,180

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
162 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,621 1,700
Orange SA - ADR 19,114 215
Renault SA(Æ) 36,987 916
Rexel SA Class H(Æ) 150,626 1,585
Schneider Electric SE 12,363 1,503
SCOR SE - ADR 22,722 554
Societe Generale SA(Æ) 81,349 1,111
SUEX SA 16,888 310
Total SA 103,365 3,130
Vinci SA 1,814 144
Worldline SA(Æ)(Þ) 16,103 1,196
25,108
Germany - 2.7%
adidas AG(Æ) 8,255 2,453
Allianz SE 807 142
BASF SE 5,335 293
Bayer AG 4,372 205
Bayerische Motoren Werke
Aktiengesellschaft 29,350 2,006
Brenntag AG 21,535 1,377
CECONOMY AG(Æ) 97,370 431
Daimler AG 128,176 6,631
Evonik Industries AG 4,174 101
Fresenius SE & Co. KGaA 2,638 98
Hannover Rueck SE 1,223 178
HeidelbergCement AG 2,217 127
Metro AG 32,859 322
Muenchener Rueckversicherungs-
Gesellschaft AG 2,265 530
Salzgitter AG(Æ) 15,356 224
Siemens AG 2,494 292
Siemens Energy AG(Æ) 1,247 27
Uniper SE 2,771 83
15,520
Hong Kong - 1.1%
AIA Group, Ltd. 356,000 3,357
China Overseas Land & Investment, Ltd. 190,900 478
CK Asset Holdings, Ltd. 255,000 1,181
CK Hutchison Holdings, Ltd. Class B 16,500 100
CLP Holdings, Ltd. 26,000 239
Hang Seng Bank, Ltd. 7,000 108
Henderson Land Development Co., Ltd. 25,000 89
Jardine Matheson Holdings, Ltd. 2,800 125
Link Real Estate Investment Trust(ö) 10,798 82
MTR Corp., Ltd. 24,121 120
New World Development Co, Ltd. 23,000 110
Power Assets Holdings, Ltd. 32,000 165
Sun Hung Kai Properties, Ltd. 10,000 128
6,282
India - 0.7%
HDFC Bank, Ltd. - ADR(Æ) 70,252 4,035
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 1,238,500 480
Ireland - 2.4%
Accenture PLC Class A 12,844 2,785
AIB Group PLC 482,924 543
Allegion PLC 23,254 2,291
Bank of Ireland Group PLC(Æ) 341,848 842
CRH PLC 4,383 154
Eaton Corp. PLC 3,158 328
Jazz Pharmaceuticals PLC(Æ) 965 139
Johnson Controls International PLC(Æ) 7,410 313
Kerry Group PLC Class A 19,973 2,390
Medtronic PLC 31,677 3,185
Trane Technologies PLC 5,440 722
13,692
Israel - 0.1%
Bank Leumi Le-Israel BM 45,748 216
ICL Group, Ltd. 43,997 160
376
Italy - 1.1%
Assicurazioni Generali SpA 80,936 1,086
BPER Banca(Æ) 316,437 375
ENI SpA - ADR 246,375 1,733
FinecoBank Banca Fineco SpA(Æ) 8,302 114
Nexi SpA(Æ)(Þ) 64,137 986
Saipem SpA(Ñ) 285,563 504
UniCredit SpA(Æ) 202,190 1,515
6,313
Japan - 9.6%
Benesse Holdings, Inc. 6,400 151
Bridgestone Corp. 11,800 385
Canon, Inc. 46,100 802
Central Japan Railway Co. 900 109
Chiyoda Corp.(Æ)(Ñ) 78,100 169
Chubu Electric Power Co., Inc. 11,000 123
Citizen Watch Co., Ltd. 152,800 406
Dai-ichi Life Holdings, Inc. 100,400 1,496
Daito Trust Construction Co., Ltd. 1,100 100
Daiwa House Industry Co., Ltd. 5,000 132
DeNA Co., Ltd. 60,300 1,031
Eisai Co., Ltd. 11,700 910
ENEOS Holdings, Inc. 30,650 103
Fuji Media Holdings, Inc. 18,100 175
FUJIFILM Holdings Corp. 5,000 255
Fujitsu, Ltd. 6,700 779
Gree, Inc. 136,100 710
Hino Motors, Ltd. 176,700 1,357
Hitachi, Ltd. 3,300 111
Honda Motor Co., Ltd. 146,177 3,446
Iida Group Holdings Co., Ltd. 11,500 208
Inpex Corp. 225,200 1,077
Isuzu Motors, Ltd. 178,300 1,451
ITOCHU Corp. 7,400 178

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Exchange Group, Inc. 5,500 135
Japan Post Holdings Co., Ltd. 16,600 114
JGC Holdings Corp. 124,400 1,026
Kajima Corp. 9,400 100
Kansai Electric Power Co., Inc. (The) 10,700 97
KDDI Corp. 19,500 522
Keyence Corp. 4,200 1,905
Komatsu, Ltd. 3,700 83
Marubeni Corp. 21,000 109
Medipal Holdings Corp. 6,600 118
Mitsubishi Chemical Holdings Corp. 20,800 117
Mitsubishi Corp. 7,400 165
Mitsubishi Estate Co., Ltd. 98,500 1,472
Mitsubishi Heavy Industries, Ltd. 29,300 628
Mitsubishi Motors Corp. 217,100 398
Mitsubishi UFJ Financial Group, Inc. 621,500 2,450
Mitsui & Co., Ltd. 12,400 195
Nikon Corp. 109,600 665
Nintendo Co., Ltd. 1,000 546
Nippon Telegraph & Telephone Corp. 6,100 129
Nippon Television Holdings, Inc. 55,500 587
Nissan Motor Co., Ltd. 269,400 954
Nitto Denko Corp. 24,800 1,740
Nomura Holdings, Inc. 246,200 1,098
NTT DOCOMO, Inc. 17,400 657
Obayashi Corp. 11,700 98
ORIX Corp. 9,400 110
Resona Holdings, Inc. 473,000 1,555
Sekisui Chemical Co., Ltd. 7,600 119
Sekisui House, Ltd. 7,300 121
Shimamura Co., Ltd. 21,000 2,235
Shimizu Corp. 12,500 86
Shin-Etsu Chemical Co., Ltd. 21,500 2,876
Subaru Corp. 12,800 236
Sumitomo Corp. 10,400 115
Sumitomo Electric Industries, Ltd. 10,300 114
Sumitomo Metal Mining Co., Ltd. 28,400 883
Sumitomo Mitsui Financial Group, Inc. 145,300 4,023
Sumitomo Mitsui Trust Holdings, Inc. 58,000 1,552
Sushiro Global Holdings, Ltd. 30,400 824
T&D Holdings, Inc. 225,100 2,249
Taisei Corp. 3,400 106
Takeda Pharmaceutical Co., Ltd. 78,500 2,429
Teijin, Ltd. 10,200 157
THK Co., Ltd. 49,100 1,296
Tohoku Electric Power Co., Inc. 9,700 85
Tokio Marine Holdings, Inc. 8,900 399
Tokyo Electron, Ltd. 2,900 777
Toppan Printing Co., Ltd. 6,300 80
Toyota Industries Corp. 2,300 149
Toyota Motor Corp. 5,200 341
United Urban Investment Corp.(ö) 102 109
Z Holdings Corp. 122,500 854
55,652
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jersey - 0.1%
Ferguson PLC 3,210 322
Luxembourg - 0.6%
Eurofins Scientific SE(Æ) 3,506 2,799
RTL Group SA(Æ) 18,974 721
Tenaris SA 21,830 104
3,624
Malaysia - 0.1%
CIMB Group Holdings BHD 641,900 457
Netherlands - 2.0%
ABN AMRO Bank NV(Þ) 165,799 1,362
Heineken NV 55,266 4,907
ING Groep NV(Æ) 578,213 3,967
Koninklijke Ahold Delhaize NV 5,879 162
Mylan NV(Æ) 8,561 124
PostNL NV - ADR(Æ) 311,927 1,035
11,557
Norway - 0.3%
DNB ASA 8,434 114
Mowi ASA 6,118 97
Norsk Hydro ASA 546,870 1,532
1,743
Russia - 0.3%
Gazprom PJSC - ADR 234,855 900
Lukoil PJSC - ADR 6,394 327
Sberbank of Russia PJSC - ADR 72,072 728
1,955
Singapore - 0.4%
CapitaLand, Ltd. 50,000 94
DBS Group Holdings, Ltd. 27,400 408
Oversea-Chinese Banking Corp., Ltd. 18,264 113
Singapore Telecommunications, Ltd. 129,200 192
United Overseas Bank, Ltd. 72,501 1,009
Venture Corp., Ltd. 10,500 148
Wilmar International, Ltd. 39,500 117
2,081
South Africa - 0.6%
Anglo American PLC 65,562 1,540
Gold Fields, Ltd. - ADR 92,855 1,015
Impala Platinum Holdings, Ltd. 36,225 318
MTN Group, Ltd. 132,267 474
3,347
South Korea - 2.6%
Hankook Tire & Technology Co., Ltd. 36,145 1,019
KB Financial Group, Inc. 58,680 2,094
KT Corp. - ADR 170,812 1,643
Samsung Electronics Co., Ltd. 136,404 6,841
Shinhan Financial Group Co., Ltd. 87,596 2,358

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
164 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SK Hynix, Inc. 15,819 1,120
15,075
Spain - 0.6%
Banco de Sabadell SA - ADR 815,235 250
CaixaBank SA 823,635 1,504
Cellnex Telecom SA(Þ) 19,545 1,256
Naturgy Energy Group SA 11,022 204
Telefonica SA - ADR 26,804 88
3,302
Sweden - 0.3%
Bausch & Lomb, Inc.(Æ) 6,307 172
Kinnevik AB Class B(Æ) 5,364 220
SKF AB Class B 7,300 150
Swedish Match AB 13,049 985
Telia Co. AB 35,234 135
Volvo AB Class B 10,649 207
1,869
Switzerland - 4.3%
Adecco Group AG 51,878 2,542
Chubb, Ltd. 5,465 710
EMS-Chemie Holding AG 171 150
Garmin, Ltd. 1,606 167
Geberit AG 671 382
Julius Baer Group, Ltd. 21,763 974
LafargeHolcim, Ltd.(Æ) 64,592 2,768
Nestle SA 64,243 7,219
Novartis AG 7,474 583
Partners Group Holding AG 341 307
Roche Holding AG 12,465 4,001
SGS SA 97 242
Swatch Group AG (The) Class B 692 146
Swiss Life Holding AG 313 105
Swiss Re AG 2,091 150
Swisscom AG 430 219
UBS Group AG 281,692 3,266
Zurich Insurance Group AG 2,198 728
24,659
Taiwan - 3.5%
Accton Technology Corp. 91,000 658
Hon Hai Precision Industry Co., Ltd. 322,000 874
Innolux Corp.(Æ) 2,991,000 1,040
MediaTek, Inc. 70,000 1,650
Realtek Semiconductor Corp. 86,000 1,072
Shin Kong Financial Holding Co., Ltd. 2,137,000 595
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 167,415 14,041
19,930
Thailand - 0.4%
Kasikornbank PCL 642,900 1,557
Siam Commercial Bank PCL (The) 295,700 618
2,175
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Kingdom - 4.6%
3i Group PLC 21,191 264
AstraZeneca PLC - ADR 15,261 765
Aviva PLC 27,137 91
Babcock International Group PLC 245,638 691
Barclays PLC 704,039 978
Berkeley Group Holdings PLC 2,158 113
BP PLC 859,838 2,199
British American Tobacco PLC 10,197 324
British Land Co. PLC (The)(ö) 131,448 594
BT Group PLC 835,163 1,099
Centrica PLC 1,059,643 511
HSBC Holdings PLC 55,372 234
Imperial Tobacco Group PLC 5,289 84
J Sainsbury PLC 765,567 2,000
Johnson Matthey PLC 4,181 116
Kingfisher PLC(Æ) 649,148 2,416
Land Securities Group PLC(ö) 88,245 582
Liberty Global PLC Class C(Æ) 6,603 123
Linde PLC 16,412 3,613
LyondellBasell Industries NV Class A 2,273 156
Marks & Spencer Group PLC 402,715 464
Natwest Group PLC 456,944 736
Persimmon PLC Class A 6,038 183
Reckitt Benckiser Group PLC 4,685 413
Royal Dutch Shell PLC Class B 262,206 3,162
RSA Insurance Group PLC 14,739 81
Schroders PLC 3,798 129
Segro PLC(ö) 76,079 889
Sensata Technologies Holding PLC(Æ) 2,774 121
St. James's Place PLC 11,538 135
Standard Chartered PLC 329,385 1,508
Taylor Wimpey PLC(Æ) 57,344 78
Wausau Paper Corp. 210,022 1,682
Wm Morrison Supermarkets PLC 44,085 93
26,627
United States - 41.2%
3M Co. 2,959 473
Advanced Micro Devices, Inc.(Æ) 10,172 766
Aflac, Inc. 16,602 564
Air Products & Chemicals, Inc. 1,439 398
Alexandria Real Estate Equities, Inc. (ö) 5,885 892
Alexion Pharmaceuticals, Inc.(Æ) 1,358 156
Align Technology, Inc.(Æ) 4,238 1,806
Alliant Energy Corp. 5,850 323
Allstate Corp. (The) 1,796 159
Alphabet, Inc. Class A(Æ) 2,177 3,518
Alphabet, Inc. Class C(Æ) 6,102 9,891
Amazon.com, Inc.(Æ) 2,373 7,205
Amcor PLC 15,036 157
Ameren Corp. 6,250 507
American Financial Group, Inc. 1,052 79
Amgen, Inc. 762 165
Ansys, Inc.(Æ) 9,293 2,829
Anthem, Inc.(Æ) 10,581 2,886
Apple, Inc. 109,223 11,890

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Archer-Daniels-Midland Co. 4,650 215
Ares Management Corp. Class A 26,553 1,123
Arrow Electronics, Inc.(Æ) 1,679 131
Arthur J Gallagher & Co. 3,139 326
AT&T, Inc. 14,248 385
Automatic Data Processing, Inc. 2,163 342
AvalonBay Communities, Inc.(ö) 1,161 162
Bank of America Corp. 15,689 372
Bank of New York Mellon Corp. (The) 6,274 216
Becton Dickinson and Co. 15,593 3,604
Berkshire Hathaway, Inc. Class B(Æ) 2,471 499
Best Buy Co., Inc. 6,816 760
Bio-Rad Laboratories, Inc. Class A(Æ) 5,585 3,275
BlackRock, Inc. Class A 1,277 765
Boeing Co. (The) 1,149 166
Booking Holdings, Inc.(Æ) 722 1,171
Boston Beer Co., Inc. Class A(Æ) 888 923
Bunge, Ltd. 4,010 227
Caterpillar, Inc. 17,354 2,725
CBRE Group, Inc. Class A(Æ) 2,587 130
Celanese Corp. Class A 1,826 207
Centene Corp.(Æ) 1,672 99
CF Industries Holdings, Inc. 3,423 95
CH Robinson Worldwide, Inc.(Ñ) 2,461 218
Charles Schwab Corp. (The) 86,603 3,560
Chegg, Inc.(Æ) 23,320 1,713
Chevron Corp. 8,535 593
Cigna Corp. 16,337 2,728
Cincinnati Financial Corp. 2,327 165
Cisco Systems, Inc. 20,683 743
Citigroup, Inc. 58,961 2,442
Clorox Co. (The) 942 195
CME Group, Inc. Class A 22,614 3,408
Coca-Cola Co. (The) 2,734 131
Cognizant Technology Solutions Corp.
Class A 3,747 268
Colgate-Palmolive Co. 8,026 633
Comcast Corp. Class A 10,708 452
ConAgra Foods, Inc. 4,083 143
Consolidated Edison Co., Inc. 3,524 277
Constellation Brands, Inc. Class A 8,028 1,326
Copart, Inc.(Æ) 10,323 1,139
CoStar Group, Inc.(Æ) 728 600
Crown Castle International Corp.(ö) 2,014 315
Cummins, Inc. 3,837 844
CVS Health Corp. 4,451 250
Danaher Corp. 24,464 5,615
Darden Restaurants, Inc. 2,315 213
DexCom, Inc.(Æ) 2,933 937
Discovery, Inc. Class A(Æ)(Ñ) 5,228 106
Dominion Energy, Inc. 1,561 125
DR Horton, Inc. 50,145 3,350
DTE Energy Co. 1,901 235
Duke Energy Corp. 3,176 293
Eastman Chemical Co. 1,604 130
Ecolab, Inc. 7,458 1,369
Edison International 4,772 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eli Lilly & Co. 1,696 221
Emerson Electric Co. 1,492 97
Everest Re Group, Ltd. 1,169 230
Eversource Energy(Æ) 5,325 465
Exact Sciences Corp.(Æ) 11,249 1,393
Exelon Corp. 7,119 284
Exxon Mobil Corp. 21,280 694
Facebook, Inc. Class A(Æ) 36,176 9,518
Federal Realty Investment Trust(ö) 1,326 91
FedEx Corp. 642 167
Fidelity National Financial, Inc. 6,033 189
Fidelity National Information Services,
Inc. 31,968 3,983
Fifth Third Bancorp 41,536 964
Five Below, Inc.(Æ) 11,474 1,530
FleetCor Technologies, Inc.(Æ) 5,773 1,275
Ford Motor Co. 29,610 229
Fortive Corp. 19,633 1,209
Fox Corp. Class A 3,333 88
Franklin Resources, Inc. 6,412 120
General Dynamics Corp. 1,992 262
General Motors Co. 32,851 1,134
Genuine Parts Co. 1,866 169
Global Payments, Inc. 7,812 1,232
Globe Life, Inc. 1,662 135
Goldman Sachs Group, Inc. (The) 1,370 259
Halliburton Co. 74,798 902
Hartford Financial Services Group, Inc. 6,550 252
HCA Healthcare, Inc. 17,863 2,214
HD Supply Holdings, Inc.(Æ) 3,026 121
Henry Schein, Inc.(Æ) 1,578 100
Hershey Co. (The) 2,368 326
Hewlett Packard Enterprise Co. Class H 24,338 210
Home Depot, Inc. (The) 3,887 1,037
Honeywell International, Inc. 2,139 353
Host Hotels & Resorts, Inc.(ö) 6,119 64
HP, Inc. 20,940 376
Huntington Ingalls Industries, Inc. 942 139
Illinois Tool Works, Inc. 888 174
Ingersoll Rand, Inc.(Æ) 28,518 996
Ingredion, Inc. 1,683 119
Insulet Corp.(Æ) 6,807 1,513
Intel Corp. 19,516 864
International Business Machines Corp. 2,421 270
International Paper Co. 3,527 154
Interpublic Group of Cos., Inc. (The) 11,003 199
Intuit, Inc. 7,225 2,274
JM Smucker Co. (The) 698 78
Johnson & Johnson 8,451 1,159
JPMorgan Chase & Co. 33,316 3,266
Juniper Networks, Inc. 4,433 87
Kinder Morgan, Inc. 15,258 182
Kraft Heinz Foods Co. 5,166 158
Kroger Co. (The) 5,029 162
Lam Research Corp. 567 194
Lear Corp. 919 111
Leidos Holdings, Inc. 9,178 762

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
166 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lennar Corp. Class A 52,804 3,708
Lennar Corp. Class B 310 18
Liberty SiriusXM Group Class C(Æ) 5,748 199
Loews Corp. 2,753 95
M&T Bank Corp. 783 81
Marsh & McLennan Cos., Inc. 20,870 2,159
Marvell Technology Group, Ltd. 30,076 1,128
MasterCard, Inc. Class A 14,902 4,301
Match Group, Inc.(Æ) 26,928 3,145
Maxim Integrated Products, Inc. 5,721 398
McDonald's Corp. 8,464 1,803
Merck & Co., Inc. 5,423 408
MetLife, Inc. 5,954 225
Micron Technology, Inc.(Æ) 74,297 3,740
Microsoft Corp. 55,581 11,253
Molson Coors Beverage Co. Class B 5,019 177
Mondelez International, Inc. Class A 8,959 476
Morgan Stanley 6,813 328
MultiPlan Corp.(Æ)(Ñ) 66,923 489
NextEra Energy, Inc. 10,108 740
Northern Trust Corp. 1,515 119
Nucor Corp. 5,167 247
OGE Energy Corp. 6,285 193
Omnicom Group, Inc. 7,325 346
Ovintiv, Inc. 45,055 415
PACCAR, Inc. 1,915 164
Paycom Software, Inc.(Æ) 2,254 821
PayPal Holdings, Inc.(Æ) 5,538 1,031
Peloton Interactive, Inc. Class A(Æ) 6,418 707
Penn National Gaming, Inc.(Æ) 11,441 618
PepsiCo, Inc. 19,622 2,615
Pfizer, Inc. 130,031 4,613
Philip Morris International, Inc. 4,319 307
Phillips 66 1,208 56
Pinnacle West Capital Corp. 2,653 216
PNC Financial Services Group, Inc.
(The) 2,504 280
Polaris, Inc. 8,406 764
PPL Corp. 6,101 168
Procter & Gamble Co. (The) 8,419 1,154
Progressive Corp. (The) 5,180 476
Prologis, Inc.(ö) 1,692 168
Public Service Enterprise Group, Inc. 14,917 867
Public Storage(ö) 457 105
PulteGroup, Inc. 4,042 165
Quest Diagnostics, Inc. 2,005 245
Raymond James Financial, Inc. 1,304 100
Raytheon Technologies Corp.(Æ) 9,168 498
RenaissanceRe Holdings, Ltd. 5,209 842
Robert Half International, Inc. 2,427 123
Rockwell Automation, Inc. 1,401 332
S&P Global, Inc. 11,043 3,564
Salesforce.com, Inc.(Æ) 5,318 1,235
Skyworks Solutions, Inc. 1,338 189
Snap, Inc. Class A(Æ) 36,482 1,437
Snap-on, Inc. 953 150
Splunk, Inc.(Æ) 5,327 1,055
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Square, Inc. Class A(Æ) 9,147 1,417
State Street Corp. 2,898 171
Symantec Corporation(Æ) 5,803 119
Synchrony Financial 14,454 362
Sysco Corp. 6,342 351
T Rowe Price Group, Inc. 4,758 603
Tandem Diabetes Care, Inc.(Æ) 12,140 1,323
Texas Instruments, Inc. 5,366 776
Textron, Inc. 3,040 109
Thermo Fisher Scientific, Inc. 1,972 933
Tiffany & Co. 2,384 312
TJX Cos., Inc. (The) 30,302 1,539
Travelers Cos., Inc. (The) 5,341 645
Truist Financial Corp. 7,914 333
Tyson Foods, Inc. Class A 4,718 270
UGI Corp. 7,944 257
Union Pacific Corp. 3,393 601
UnitedHealth Group, Inc. 16,893 5,155
Universal Health Services, Inc. Class B 1,025 112
US Bancorp 5,742 224
Vail Resorts, Inc. 368 85
VEON, Ltd.(Æ) 342,561 428
Verizon Communications, Inc. 61,361 3,497
VF Corp. 5,332 358
Visa, Inc. Class A 964 175
Vistra Corp. 6,329 110
Walgreens Boots Alliance, Inc. 4,534 154
Walmart, Inc. 3,017 419
Walt Disney Co. (The) 24,233 2,938
Waste Management, Inc. 3,224 348
WEC Energy Group, Inc. 6,639 668
Wells Fargo & Co. 40,404 867
West Pharmaceutical Services, Inc. 6,402 1,742
Western Union Co. (The) 9,403 183
Westinghouse Air Brake Technologies
Corp. 2,629 156
Workday, Inc. Class A(Æ) 5,447 1,145
Xcel Energy, Inc. 9,150 641
Xilinx, Inc. 1,554 184
Zoetis, Inc. Class A 26,929 4,270
237,355
Virgin Islands, British - 0.6%
API Group Corp.(Æ)(Š)(Þ) 234,340 3,372
Total Common Stocks
(cost $484,891) 541,132
Preferred Stocks - 0.6%
South Korea - 0.6%
Samsung Electronics Co., Ltd.
2.410% (Ÿ) 81,253 3,605
Total Preferred Stocks
(cost $3,538) 3,605

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 2.3%
United States - 2.3%
U.S. Cash Management Fund(@) 13,310,511 (∞) 13,308
Total Short-Term Investments
(cost $13,308) 13,308
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 1,807,610 (∞) 1,808
Total Other Securities
(cost $1,808) 1,808
Total Investments - 97.2%
(identified cost $503,545) 559,853
Other Assets and Liabilities, Net
- 2.8%
16,174
Net Assets - 100.0%
576,027

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
168 Global Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.4%
ABN AMRO Bank NV 03/08/19 EUR 165,799 14.78 2,450
1,362
API Group Corp. 10/05/17 234,340 10.16 2,382
3,372
Cellnex Telecom SA 06/14/19 EUR 19,545 43.65 853
1,256
Nexi SpA 06/05/20 EUR 64,137 16.97 1,088
986
Worldline SA 06/07/19 EUR 16,103 66.85 1,076
1,196
8,172
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 261 USD 20,055 12/20
374
S&P 500 E-Mini Index Futures 473 USD 77,210 12/20
(1,585)
SPI 200 Index Futures 98 AUD 14,431 12/20
(72)
Short Positions
Euro STOXX 50 Index Futures 584 EUR 17,281 12/20
2,148
FTSE 100 Index Futures 46 GBP 2,559 12/20
209
Hang Seng Index Futures 3 HKD 3,624 11/20
11
MSCI Emerging Markets Index Futures 1,142 USD 62,918 12/20
(195)
MSCI Singapore Index Futures 8 SGD 221 11/20
6
S&P/TSX 60 Index Futures 4 CAD 740 12/20
24
TOPIX Index Futures 39 JPY 613,470 12/20
130
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,050
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 799 EUR 686 11/03/20 —
Bank of America USD 8,033 NOK 72,000 12/16/20 (492)
Bank of America AUD 4,200 USD 2,993 12/16/20 41
Bank of America CHF 129 USD 141 11/03/20 —
Bank of America DKK 1,614 USD 252 11/03/20 —
Bank of America JPY 42,540 USD 407 11/04/20 1
Bank of Montreal CHF 3,083 USD 3,381 12/16/20 14
Bank of Montreal EUR 3,636 USD 4,305 12/16/20 67
Bank of Montreal GBP 705 USD 916 12/16/20 2
Bank of Montreal JPY 165,742 USD 1,563 12/16/20 (21)
Bank of Montreal NOK 8,966 USD 991 12/16/20 52
Bank of Montreal SEK 6,000 USD 686 12/16/20 11
Bank of New York USD 6,549 NZD 10,000 12/16/20 64
Bank of New York CHF 3,083 USD 3,385 12/16/20 17
Bank of New York EUR 3,636 USD 4,303 12/16/20 64
Bank of New York GBP 705 USD 917 12/16/20 3
Bank of New York JPY 165,742 USD 1,562 12/16/20 (22)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 169
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York NOK 8,966 USD 994 12/16/20 55
Bank of New York SEK 6,000 USD 685 12/16/20 11
Brown Brothers Harriman CAD — USD — 11/02/20 —
Brown Brothers Harriman CHF 419 USD 457 11/02/20 —
Brown Brothers Harriman DKK 11 USD 2 11/02/20 —
Brown Brothers Harriman EUR 182 USD 212 11/02/20 —
Brown Brothers Harriman JPY 3,145 USD 30 11/02/20 —
Commonwealth Bank of Australia USD 6,322 AUD 9,000 12/16/20 5
JPMorgan Chase CHF 3,083 USD 3,380 12/16/20 13
JPMorgan Chase EUR 3,636 USD 4,304 12/16/20 65
JPMorgan Chase GBP 705 USD 914 12/16/20 —
JPMorgan Chase JPY 165,742 USD 1,563 12/16/20 (21)
JPMorgan Chase NOK 8,966 USD 990 12/16/20 51
JPMorgan Chase SEK 6,000 USD 686 12/16/20 11
Royal Bank of Canada USD 4,077 EUR 3,500 12/16/20 4
Royal Bank of Canada CHF 3,083 USD 3,380 12/16/20 12
Royal Bank of Canada EUR 3,636 USD 4,304 12/16/20 66
Royal Bank of Canada GBP 600 USD 764 12/16/20 (14)
Royal Bank of Canada GBP 705 USD 914 12/16/20 —
Royal Bank of Canada JPY 165,742 USD 1,563 12/16/20 (21)
Royal Bank of Canada NOK 8,966 USD 989 12/16/20 50
Royal Bank of Canada SEK 6,000 USD 685 12/16/20 11
Standard Chartered CHF 3,083 USD 3,379 12/16/20 12
Standard Chartered EUR 3,636 USD 4,304 12/16/20 64
Standard Chartered GBP 705 USD 916 12/16/20 2
Standard Chartered JPY 165,742 USD 1,563 12/16/20 (21)
Standard Chartered NOK 8,966 USD 991 12/16/20 52
Standard Chartered NZD 9,000 USD 5,938 12/16/20 (13)
Standard Chartered SEK 6,000 USD 685 12/16/20 11
State Street USD 1,944 AUD 2,671 12/16/20 (67)
State Street USD 1,494 CAD 2,000 12/16/20 8
State Street USD 416 DKK 2,611 12/16/20 (7)
State Street USD 1,232 JPY 130,000 12/16/20 10
State Street USD 6,024 NZD 9,200 12/16/20 60
State Street CAD 2,739 USD 2,081 12/16/20 24
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
234
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 220 $ — $ —
$ —
$ 220 —*
Australia — 2,288 —
—
2,288 0.4
Austria — 871 —
—
871 0.1
Belgium — 1,493 —
—
1,493 0.3
Canada 17,628 — —
—
17,628 3.1

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
170 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
China 11,217 12,828 —
—
24,045 4.2
Colombia — 40 —
—
40 —*
Denmark — 4,254 —
—
4,254 0.7
Finland — 3,385 —
—
3,385 0.6
France — 25,108 —
—
25,108 4.3
Germany 27 15,493 —
—
15,520 2.7
Hong Kong — 6,282 —
—
6,282 1.1
India 4,035 — —
—
4,035 0.7
Indonesia — 480 —
—
480 0.1
Ireland 9,763 3,929 —
—
13,692 2.4
Israel — 376 —
—
376 0.1
Italy — 6,313 —
—
6,313 1.1
Japan — 55,652 —
—
55,652 9.6
Jersey — 322 —
—
322 0.1
Luxembourg — 3,624 —
—
3,624 0.6
Malaysia — 457 —
—
457 0.1
Netherlands 124 11,433 —
—
11,557 2.0
Norway — 1,743 —
—
1,743 0.3
Russia — 1,955 —
—
1,955 0.3
Singapore — 2,081 —
—
2,081 0.4
South Africa 1,015 2,332 —
—
3,347 0.6
South Korea 1,643 13,432 —
—
15,075 2.6
Spain — 3,302 —
—
3,302 0.6
Sweden — 1,869 —
—
1,869 0.3
Switzerland 877 23,782 —
—
24,659 4.3
Taiwan 14,041 5,889 —
—
19,930 3.5
Thailand — 2,175 —
—
2,175 0.4
United Kingdom 1,165 25,462 —
—
26,627 4.6
United States 237,355 — —
—
237,355 41.2
Virgin Islands, British — — 3,372
—
3,372 0.6
Preferred Stocks — 3,605 — — 3,605 0.6
Short-Term Investments — — — 13,308 13,308 2.3
Other Securities — — — 1,808 1,808 0.3
Total Investments 299,110 242,255 3,372 15,116 559,853 97.2
Other Assets and Liabilities, Net 2.8
100.0
Other Financial Instruments
Assets
Futures Contracts 2,902 — — — 2,902 0.5

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 171
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Foreign Currency Exchange Contracts 1 932 — — 933 0.2
A
Liabilities
Futures Contracts (1,852) — — — (1,852) (0.3)
Foreign Currency Exchange Contracts — (699) — — (699) (0.1)
Total Other Financial Instruments
**
$ 1,051 $ 233 $ — $ — $ 1,284
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
74,384
Consumer Staples ...................................................................
20,333
Energy ....................................................................................
19,252
Financial Services ...................................................................
120,600
Health Care .............................................................................
57,894
Materials and Processing ........................................................
35,832
Producer Durables ..................................................................
57,644
Technology ..............................................................................
130,879
Utilities ...................................................................................
24,314
Preferred Stocks
Technology ..............................................................................
3,605
Short-Term Investments ................................................................
13,308
Other Securities ...........................................................................
1,808
Total Investments .................................................................... 559,853

See accompanying notes which are an integral part of the financial statements.
172 Global Equity Fund
Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — October 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 933
Variation margin on futures contracts* 2, 902 —
Total
$ 2, 902 $ 933
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,852 $ —
Unrealized depreciation on foreign currency exchange contracts — 699
Total
$ 1,852 $ 699
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 18,423 $ —
Foreign currency exchange contracts — (350)
Total
$ 18,423 $ (350)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,457) $ —
Foreign currency exchange contracts — 1,066
Total
$ (1,457) $ 1,066
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 173
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,742 $ — $ 1,742
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 933 — 933
Total Financial and Derivative Assets
2,675 — 2,675
Financial and Derivative Assets not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Assets subject to a netting agreement
$ 2,674 $ — $ 2,674
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 996 $ 40 $ 955 $ 1
Bank of Montreal
146 21 — 125
Bank of New York
214 22 — 192
Citigroup
149 — 149 —
Commonwealth Bank of Australia
5 — — 5
Credit Suisse
477 — 477 —
JPMorgan Chase
140 21 — 119
Morgan Stanley
161 — 161 —
Royal Bank of Canada
142 35 — 107
Standard Chartered
142 35 — 107
State Street
102 73 — 29
Total
$ 2,674 $ 247 $ 1,742 $ 685

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
174 Global Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 699 $ — $ 699
Total Financial and Derivative Liabilities
699 — 699
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 699 $ — $ 699
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 492 $ 40 $ — $ 452
Bank of Montreal 21 21 — —
Bank of New York 22 22 — —
JPMorgan Chase 21 21 — —
Royal Bank of Canada 35 35 — —
Standard Chartered 35 35 — —
State Street 73 73 — —
Total
$ 699 $ 247 $ — $ 452
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 175
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 503,545
Investments, at fair value(*)(>) ......................................................................................................................................................
559,853
Foreign currency holdings(^) ......................................................................................................................................................... 1,757
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 933
Receivables:
Dividends and interest ....................................................................................................................................................... 1,052
Dividends from affiliated funds .......................................................................................................................................... 3
Investments sold ................................................................................................................................................................ 3,843
Fund shares sold ................................................................................................................................................................ 2
Foreign capital gains taxes recoverable ............................................................................................................................. 1,356
From broker(a) ................................................................................................................................................................... 14,527
Variation margin on futures contracts ................................................................................................................................. 1,056
Total assets .................................................................................................................................................
584,382
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 4,711
Fund shares redeemed ....................................................................................................................................................... 375
Accrued fees to affiliates .................................................................................................................................................... 470
Other accrued expenses ..................................................................................................................................................... 292
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 699
Payable upon return of securities loaned ....................................................................................................................................... 1,808
Total liabilities .............................................................................................................................................
8,355
Net Assets ............................................................................................................................................................
$ 576,027

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
176 Global Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 192,303
Shares of beneficial interest ...........................................................................................................................................................
643
Additional paid-in capital ..............................................................................................................................................................
383,081
Net Assets ............................................................................................................................................................
$ 576,027
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 8.89
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 9.43
Class A — Net assets ............................................................................................................................................................. $ 7,422,281
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 834,681
Net asset value per share: Class C(#) ............................................................................................................................................. $ 8.72
Class C — Net assets ............................................................................................................................................................. $ 3,805,225
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 436,382
Net asset value per share: Class M(#) ............................................................................................................................................ $ 8.99
Class M — Net assets ............................................................................................................................................................ $ 8,150,009
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 906,381
Net asset value per share: Class S(#) .............................................................................................................................................. $ 8.99
Class S — Net assets ............................................................................................................................................................. $ 118,994,495
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 13,240,497
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 8.96
Class Y — Net assets ............................................................................................................................................................. $ 437,655,441
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 48,848,114
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,764
(*)     Securities on loan included in investments $ 1,742
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 15,116
(a)     Receivable from Broker for Futures $ 14,527
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 177
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 14,503
Dividends from affiliated funds ......................................................................................................................................... 203
Interest .............................................................................................................................................................................. 1
Securities lending income (net) ......................................................................................................................................... 80
Less foreign taxes withheld ............................................................................................................................................... (1,180)
Total investment income ...............................................................................................................................................................
13,607
Expenses
Advisory fees .................................................................................................................................................................... 6,717
Administrative fees ........................................................................................................................................................... 344
Custodian fees ................................................................................................................................................................... 267
Distribution fees - Class A ................................................................................................................................................ 20
Distribution fees - Class C ................................................................................................................................................ 36
Transfer agent fees - Class A ............................................................................................................................................ 16
Transfer agent fees - Class C ............................................................................................................................................. 10
Transfer agent fees - Class E (1) ....................................................................................................................................... —
*
Transfer agent fees - Class M ............................................................................................................................................ 27
Transfer agent fees - Class S ............................................................................................................................................. 369
Transfer agent fees - Class Y ............................................................................................................................................ 22
Professional fees ............................................................................................................................................................... 166
Registration fees ............................................................................................................................................................... 93
Shareholder servicing fees - Class C ................................................................................................................................. 12
Shareholder servicing fees - Class E (1) ............................................................................................................................ —
*
Trustees’ fees .................................................................................................................................................................... 35
Printing fees ...................................................................................................................................................................... 73
Miscellaneous ................................................................................................................................................................... 31
Expenses before reductions .............................................................................................................................................. 8, 238
Expense reductions ........................................................................................................................................................... (1, 342 )
Net expenses .................................................................................................................................................................................
6,896
Net investment income (loss) ........................................................................................................................................................
6,711
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 235,310
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 18,423
Foreign currency exchange contracts ................................................................................................................................ (350)
Foreign currency-related transactions ............................................................................................................................... 39
Net realized gain (loss) ..................................................................................................................................................................
253,421
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (242,669)
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (1,457)
Foreign currency exchange contracts ................................................................................................................................ 1,066
Foreign currency-related transactions ............................................................................................................................... 126
Net change in unrealized appreciation (depreciation) ................................................................................................................... (242,936)
Net realized and unrealized gain (loss) ......................................................................................................................................... 10,485
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 17,196
*      Less than $500.
(1)     For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
178 Global Equity Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 6,711 $ 26,881
Net realized gain (loss) ...................................................................................................................... 253,421 97,974
Net change in unrealized appreciation (depreciation) ....................................................................... (242,936) 32,257
Net increase (decrease) in net assets from operations ............................................................................. 17,196 157,112
Distributions
To shareholders
Class A .......................................................................................................................................... (1,150) (1,508)
Class C .......................................................................................................................................... (712) (871)
Class E (1) ..................................................................................................................................... (39) (79)
Class M ......................................................................................................................................... (1,407) (6,386)
Class S ........................................................................................................................................... (29,152) (108,040)
Class Y .......................................................................................................................................... (73,556) (94,714)
Net decrease in net assets from distributions .......................................................................................... (106,016) (211,598)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (787,907) (206,405)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(876,727) (260,891)
Net Assets
Beginning of period .................................................................................................................................
1,452,754 1,713,645
End of period ..........................................................................................................................................
$ 576,027 $ 1,452,754

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 179
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 55 $ 499 56 $ 529
Proceeds from reinvestment of distributions 124 1,149 177 1,490
Payments for shares redeemed (368) (3,406) (458) (4,371)
Net increase (decrease)
(189) (1,758) (225) (2,352)
Class C
Proceeds from shares sold 14 118 26 237
Proceeds from reinvestment of distributions 78 710 104 864
Payments for shares redeemed (277) (2,341) (232) (2,138)
Net increase (decrease)
(185) (1,513) (102) (1,037)
Class E (1)
Proceeds from shares sold 1 8 2 18
Proceeds from reinvestment of distributions 4 39 8 70
Payments for shares redeemed (49) (441) (27) (262)
Net increase (decrease)
(44) (394) (17) (174)
Class M
Proceeds from shares sold 226 2,045 8,170 77,396
Proceeds from reinvestment of distributions 151 1,407 757 6,385
Payments for shares redeemed (11,215) (113,669) (2,066) (19,801)
Net increase (decrease)
(10,838) (110,217) 6,861 63,980
Class S
Proceeds from shares sold 1,299 11,342 10,181 95,743
Proceeds from reinvestment of distributions 3,031 28,280 12,567 106,320
Payments for shares redeemed (55,090) (542,938) (44,548) (424,782)
Net increase (decrease)
(50,760) (503,316) (21,800) (222,719)
Class Y
Proceeds from shares sold 3,345 28,479 3,691 33,587
Proceeds from reinvestment of distributions 7,926 73,556 11,209 94,714
Payments for shares redeemed (29,550) (272,744) (18,091) (172,404)
Net increase (decrease)
(18,279) (170,709) (3,191) (44,103)
Total increase (decrease)
(80,295) $ (787,907) (18,474) $ (206,405)
(1)     For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
180 Global Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 9.98 .05 .14 .19 (.41) (.87)
October 31, 2019 10.44 .13 .73 .86 (.10) (1.22)
October 31, 2018 11.81 .06 (.02) .04 (.06) (1.35)
October 31, 2017 10.35 .06 2.21 2.27 (.12) (.69)
October 31, 2016 11.40 .07 (.01) .06 (.16) (.95)
Class C
October 31, 2020 9.80 (.02) .15 .13 (.34) (.87)
October 31, 2019 10.25 .06 .72 .78 (.01) (1.22)
October 31, 2018 11.64 (.02) (.02) (.04) — (1.35)
October 31, 2017 10.21 (.02) 2.18 2.16 (.04) (.69)
October 31, 2016 11.24 (.01) (.01) (.02) (.06) (.95)
Class M
October 31, 2020 10.03 .09 .14 .23 (.40) (.87)
October 31, 2019 10.50 .16 .73 .89 (.14) (1.22)
October 31, 2018 11.88 .10 (.02) .08 (.11) (1.35)
October 31, 2017(5) 10.64 .04 1.20 1.24 — —
Class S
October 31, 2020 10.05 .07 .15 .22 (.41) (.87)
October 31, 2019 10.51 .16 .73 .89 (.13) (1.22)
October 31, 2018 11.87 .09 (.02) .07 (.08) (1.35)
October 31, 2017 10.40 .09 2.22 2.31 (.15) (.69)
October 31, 2016 11.45 .09 — (f) .09 (.19) (.95)
Class Y
October 31, 2020 10.06 .09 .15 .24 (.47) (.87)
October 31, 2019 10.52 .17 .74 .91 (.15) (1.22)
October 31, 2018 11.90 .11 (.03) .08 (.11) (1.35)
October 31, 2017 10.42 .11 2.23 2.34 (.17) (.69)
October 31, 2016 11.48 .12 (.02) .10 (.21) (.95)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 181
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(1.28) 8.89 1.44 7,422 1.55 1.36 .56 77
(1.32) 9.98 10.57 10,217 1.48 1.44 1.39 53
(1.41) 10.44 .01 13,032 1.50 1.48 .52 60
(.81) 11.81 23.41 13,331 1.49 1.49 .58 90
(1.11) 10.35 1.02 12,807 1.50 1.50 .72 46
(1.21) 8.72 .75 3,805 2.30 2.11 (.18) 77
(1.23) 9.80 9.71 6,091 2.23 2.19 .65 53
(1.35) 10.25 (.73) 7,417 2.24 2.23 (.23) 60
(.73) 11.64 22.47 10,011 2.24 2.24 (.15) 90
(1.01) 10.21 .24 11,059 2.25 2.25 (.06) 46
(1.27) 8.99 1.84 8,150 1.27 1.01 .97 77
(1.36) 10.03 10.90 117,840 1.25 1.10 1.66 53
(1.46) 10.50 .37 51,267 1.24 1.13 .90 60
— 11.88 11.65 61,922 1.24 1.14 .57 90
(1.28) 8.99 1.73 118,994 1.29 1.11 .81 77
(1.35) 10.05 10.83 643,089 1.23 1.19 1.64 53
(1.43) 10.51 .28 901,342 1.24 1.23 .79 60
(.84) 11.87 23.74 1,184,587 1.24 1.24 .87 90
(1.14) 10.40 1.26 1,659,879 1.25 1.25 .94 46
(1.34) 8.96 1.90 437,656 1.10 .91 1.01 77
(1.37) 10.06 11.15 675,073 1.04 1.00 1.83 53
(1.46) 10.52 .39 739,946 1.05 1.03 .98 60
(.86) 11.90 24.05 908,284 1.04 1.04 .99 90
(1.16) 10.42 1.40 659,411 1.05 1.05 1.14 46

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
182 Global Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 410,985
Administration fees 25,242
Distribution fees 4,208
Shareholder servicing fees 846
Transfer agent fees 26,527
Trustee fees 2,514
$ 470,322
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 14,745 $ 70,944 $ 83,881 $ — $ — $ 1,808 $ 80 $ —
U.S. Cash Management Fund 37,966 1,179,279 1,203,934 (1) (2) 13,308 203 —
$ 52,711 $ 1,250,223 $ 1,287,815 $ (1) $ (2) $ 15,116 $ 283 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 516,062,581 $ 102,223,150 $ (58,340,244) $ 43,882,906 $ 12,765,812 $ 135 , 587 , 996
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 36,260,189 $ 69,755,929 $ — $ 72,180,034 $ 139,419,063 $ —
Total distributable earnings (losses)
$ (112,543)
Additional paid-in capital
112,543

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
184 Emerging Markets Fund
Emerging Markets Fund
-
Class A
‡
Total
Return
1 Year (5 .36)%
5 Years 4 .21%§
10 Years 0 .51%§
Emerging Markets Fund
-
Class C
Total
Return
1 Year (0 .26)%
5 Years 4 .67%§
10 Years 0 .35%§
Emerging Markets Fund
-
Class M
‡‡
Total
Return
1 Year 0 .78%
5 Years 5 .78%§
10 Years 1 .39%§
Emerging Markets Fund
-
Class R6
‡‡‡
Total
Return
1 Year 0 .85%
5 Years 5 .89%§
10 Years 1 .54%§
Emerging Markets Fund
-
Class S
Total
Return
1 Year 0.66%
5 Years 5.71%§
10 Years 1.36%§
Emerging Markets Fund
-
Class Y
Total
Return
1 Year 0.87%
5 Years 5.91%§
10 Years 1.55%§
MSCI Emerging Markets Index (Net) **
Total
Return
1 Year 8 .25%
5 Years 7 .92%§
10 Years 2 .42%§
Emerging Markets Linked Benchmark ***
Total
Return
1 Year 8 .25%
5 Years 7 .82%§
10 Years 2 .75%§

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Emerging Markets Fund 185
The Emerging Markets Fund (the “Fund”) employs a multi-
manager approach whereby Russell Investment Management,
LLC (“RIM”) manages a portion of the Fund’s assets based upon model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to
RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages the portion of the Fund’s assets that RIM determines not to manage based upon model portfolios provided by the Fund’s money managers. RIM may change the allocation of the Fund’s
assets at any time, including not allocating Fund assets to one or more money manager strategies. An exemptive order from
the Securities and Exchange Commission (“SEC”) permits RIM
to engage or terminate a money manager at any time, subject
to approval by the Fund’s Board, without a shareholder vote.
Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October 31, 2020, the Fund had six money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class M, Class R6, Class S and Class Y Shares gained 0.44%,
0.78%, 0.85%, 0.66% and 0.87%, respectively, and the Fund’s
Class C shares lost 0.26%. This is compared to the Fund’s
benchmark, the MSCI Emerging Markets Index (Net), which
gained 8.25% during the same period. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Diversified Emerging Markets Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 5.74%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
During the fiscal period, emerging market (“EM”) equities
were up, despite the large drawdown associated with the
breakout of the COVID-19 virus in early 2020. Internet related growth companies trading at elevated valuation multiple levels outperformed during the market panic caused by the spread of the virus as the momentum behind disruptive online business models intensified, while many other areas of the economy suffered.
While the market soon started to rebound from the lows, internet names continued to lead the rally as other parts of the economy continued to struggle comparatively.
A narrow set of securities within a few industries including health care, internet retail (within the consumer discretionary sector), software and semiconductors vastly outperformed the broader
market. These business models are particularly prevalent in North
Asian markets including Taiwan, South Korea and particularly
China. These three markets outperformed the broader EM index by a wide margin, helped by signs of economic recovery following significant stimulus and successful containment of COVID-19.
Amongst other large markets, Brazil and Russia suffered from the double hit inflicted by COVID-19 and lower oil prices. Frontier markets also underperformed.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund’s benchmark relative tilt towards small and midcap
companies detracted from performance, as mega-cap tech names strongly outperformed the wider market. The Fund’s tilt towards value strongly detracted, while the momentum tilt delivered a modest positive contribution. The Fund’s underweight to consumer discretionary (most notably internet retail) and stock selection within this sector strongly detracted from performance. The
overweight to financials (most notably banks) and underweight to communication services also detracted, whereas stock selection in the materials sector contributed positively. From a country perspective, the Fund’s overweight to Russia and Brazil and
underweight to China detracted, whereas the underweight to both
Thailand and India contributed positively to relative returns The
Fund also benefited from strong stock selection within Taiwan,
Russia and Poland. The Fund’s off-benchmark allocation to
frontier markets detracted from performance, as frontier markets underperformed the EM broad market.
Over the period, the Fund employed discretionary and non-
discretionary money managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Numeric Investors
LLC (“Numeric”) was the best performing money manager for
the period and outperformed the Fund’s benchmark. Numeric’s
momentum emphasis in particular was rewarded by the market
while exposure in China and underweight exposure to India,
Thailand and Mexico was also rewarded. Stock selection in Taiwan,
Russia and South Africa was particularly strong. From a sector perspective, Numeric’s underweight to energy and overweight to

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
186 Emerging Markets Fund
information technology added to relative returns. Numeric’s stock selection within consumer discretionary, financials and materials was also strong.
AllianceBernstein L.P. ("AllianceBernstein") was the worst
performing money manager for the period and underperformed the
Fund’s benchmark. AllianceBernstein's deep value approach was out of favor in a market dominated by internet themed companies trading at high valuation multiples. AllianceBernstein's stock selection in China was responsible for the vast majority of the underperformance, most notably the money manager’s large
underweight in internet and direct marketing retail companies on valuation grounds. AllianceBernstein's stock selection in the semiconductor space also detracted. The money manager did
however benefit from an overweight to and stock selection within materials.
During the period, RIM managed a positioning strategy designed to manage Fund-level exposures, including style, factor, currency and country, through the direct purchase of emerging markets stocks. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. Over the period, the model sought stocks that were cheaper than their historic averages as well as stocks that displayed less volatility than the market. During the fiscal year, the positioning strategy underperformed the Fund’s benchmark. The positioning strategy’s tilt towards value detracted meaningfully in an environment
favoring high valuation multiple large cap growth stocks.
From a country perspective, the strategy’s overweight to China contributed positively, but sector allocations towards financials
(most notably banks) and energy names detracted.
In addition to its positioning strategy, RIM tactically utilized index futures and currency forwards to seek to position the portfolio in line with RIM’s preferred positioning. Long futures positions in
China, Korea and Taiwan contributed positively. These positions were established to help mitigate some of the Fund’s structural underweight to these markets. A long position in the South African
Rand (established to manage benchmark relative risk at the Fund level) reversed some of these gains. Overall, the index futures and currency forwards positions were additive to Fund performance.
During the period, RIM equitized the Fund’s cash using index futures contracts to provide the Fund with full market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
In September 2020, RIM terminated Westwood Management
Corporation. In October 2020, RIM determined to allocate Fund assets to Axiom International Investors LLC.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
AllianceBernstein L.P. Value
Axiom International Investors, LLC Growth
Consilium Investment Management, LLC Market Oriented
Neuberger Berman Investment Advisers,
LLC Growth
Numeric Investors LLC Market Oriented
Oaktree Capital Management, L.P. Market Oriented

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Emerging Markets Fund 187
* Assumes initial investment on November 1, 2010.
** The MSCI Emerging Markets Index (Net) is a free float‐adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of 24 emerging market country indexes.
*** The Emerging Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Emerging Markets Linked Benchmark represents the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) through December 31, 2010, the returns of the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) from January 1, 2011 through December 31, 2017, and the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings)
thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to the date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
188 Emerging Markets Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,183.40 $ 1,017.60
Expenses Paid During Period* $ 8.23 $ 7.61
* Expenses are equal to the Fund's annualized expense ratio of 1.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,179 .20 $ 1,013.83
Expenses Paid During Period* $ 12.32 $ 11.39
* Expenses are equal to the Fund's annualized expense ratio of 2.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,185.60 $ 1,019.36
Expenses Paid During Period* $ 6.32 $ 5.84
* Expenses are equal to the Fund's annualized expense ratio of 1.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
Emerging Markets Fund 189
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,185.60 $ 1,019.61
Expenses Paid During Period* $ 6.04 $ 5.58
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,184 .70 $ 1,018.85
Expenses Paid During Period* $ 6.86 $ 6.34
* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,186.50 $ 1,019.76
Expenses Paid During Period* $ 5.88 $ 5.43
* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
190 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.1%
Argentina - 0.1%
Globant SA(Æ) 4,290 775
Australia - 0.1%
MMG, Ltd.(Æ) 2,196,000 520
Rio Tinto PLC 23,746 1,346
1,866
Bangladesh - 0.6%
Beximco Pharmaceuticals, Ltd. 1,182,843 1,652
BRAC Bank, Ltd. 3,582,642 1,755
GrameenPhone , Ltd. 771,362 3,002
Square Pharmaceuticals, Ltd. 914,858 2,142
8,551
Bermuda - 0.0%
Alibaba Health Information Technology,
Ltd.(Æ) 152,000 400
Brazil - 3.1%
Afya , Ltd. Class A(Æ) 137,684 3,304
Atacadao SA(Æ) 220,500 709
Azul SA - ADR(Æ)(Ñ) 140,470 1,665
B3 SA - Brasil Bolsa Balcao 707,963 6,299
Banco Bradesco SA 97,944 310
Banco Bradesco SA - ADR 340,663 1,192
Banco BTG Pactual SA(Æ) 115,200 1,456
Banco do Brasil SA 184,600 959
Banco Santander Brasil SA 116,300 650
BB Seguridade Participacoes SA 71,100 294
Centrais Eletricas Brasileiras SA 161,100 872
Embraer SA(Æ) 131,900 139
Energisa SA 262,500 1,920
Hapvida Participacoes e Investimentos
SA(Þ) 25,000 280
JBS SA 834,400 2,828
Magazine Luiza SA 485,200 2,083
Minerva SA(Æ) 990,600 1,721
Notre Dame Intermedica Participacoes
SA 33,200 380
Pagseguro Digital, Ltd. Class A(Æ) 47,864 1,752
Petrobras Distribuidora SA 133,100 445
Petroleo Brasileiro SA 163,600 542
Rumo SA(Æ) 500,300 1,599
StoneCo , Ltd. Class A(Æ) 21,980 1,155
Vale SA 543,000 5,730
Vale SA Class B - ADR 254,598 2,691
WEG SA 91,600 1,211
YDUQS Participacoes SA 184,600 737
42,923
Cambodia - 0.1%
NagaCorp , Ltd. 1,518,685 1,571
Canada - 0.1%
Parex Resources, Inc.(Æ) 92,575 901
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cayman Islands - 0.1%
Ping An Healthcare and Technology Co.,
Ltd.(Æ)(Þ) 78,000 1,012
Chile - 0.2%
Enersis SA(Æ) 7,450,002 988
Sociedad Quimica y Minera de Chile
SA - ADR 44,769 1,657
2,645
China - 31.6%
3SBio, Inc. Class A(Æ)(Þ) 1,537,000 1,436
Agricultural Bank of China, Ltd. Class H 9,389,000 3,178
Aier Eye Hospital Group Co., Ltd. Class
A 59,700 557
Alibaba Group Holding, Ltd.(Æ) 371,400 14,139
Alibaba Group Holding, Ltd. - ADR(Æ) 221,651 67,535
A-Living Services Co., Ltd. Class H(Þ) 921,250 3,882
Anhui Conch Cement Co., Ltd. Class A 223,632 1,702
Anhui Conch Cement Co., Ltd. Class H 1,626,235 10,178
BAIC Motor Corp., Ltd. Class H(Þ) 1,000,000 371
Baidu, Inc. - ADR(Æ) 65,459 8,709
Bank of China, Ltd. Class H 9,700,000 3,067
Bank of Communications Co., Ltd. Class
H 2,388,000 1,175
BGI Genomics Co., Ltd(Æ) 27,000 603
Byd Co., Ltd. Class H 34,500 690
Centre Testing International Group Co.,
Ltd. Class A 281,500 1,133
CGN Power Co., Ltd. Class H(Þ) 2,571,000 552
Chaozhou Three-Circle Group Co., Ltd.
Class A 291,446 1,355
China CITIC Bank Corp., Ltd. Class H 8,988,000 3,660
China Communications Construction Co.,
Ltd. Class H 847,000 443
China Construction Bank Corp. Class H 18,648,554 12,875
China Evergrande Group 192,000 383
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Hongqiao Group, Ltd.(Æ) 401,500 291
China International Capital Corp., Ltd.
Class H(Æ)(Þ) 647,200 1,514
China Life Insurance Co., Ltd. Class H 1,192,000 2,592
China Longyuan Power Group Corp.,
Ltd. Class H 6,950,057 4,775
China Medical System Holdings, Ltd. 1,174,000 1,238
China Merchants Bank Co., Ltd. Class H 1,695,352 8,820
China Minsheng Banking Corp., Ltd.
Class A 1,425,100 1,124
China Minsheng Banking Corp., Ltd.
Class H 907,200 497
China Mobile, Ltd. 2,912,000 17,721
China National Building Material Co.,
Ltd. Class H 1,662,000 1,907
China Pacific Insurance Group Co., Ltd.
Class H 462,294 1,441
China Petroleum & Chemical Corp.
Class H 2,230,000 872

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Railway Construction Corp., Ltd.
Class H 416,000 281
China Railway Group, Ltd. Class H 4,189,712 1,928
China Resources Pharmaceutical Group,
Ltd.(Þ) 1,518,200 761
China Resources Power Holdings Co.,
Ltd. 408,000 424
China Shenhua Energy Co., Ltd. Class H 525,094 908
China Telecom Corp., Ltd. Class H 10,347,300 3,258
China Unicom Hong Kong, Ltd. 2,396,000 1,477
China Vanke Co., Ltd. Class H 266,700 828
CIFI Holdings Group Co., Ltd. 3,540,000 2,450
CNOOC, Ltd. 4,368,000 3,990
Contemporary Amperex Technology Co.,
Ltd. Class A 43,660 1,625
Country Garden Services Holdings Co.,
Ltd. 98,000 618
CRRC Corp., Ltd. 604,000 234
CSPC Pharmaceutical Group, Ltd. 384,000 405
ENN Energy Holdings, Ltd. 112,600 1,427
Fosun International, Ltd. 498,500 601
Gansu Shangfeng Cement Co., Ltd.
Class A 235,900 777
Glodon Co., Ltd. Class A 59,500 633
Gree Electric Appliances, Inc. of Zhuhai
Class A 317,000 2,777
Guangzhou Automobile Group Co., Ltd.
Class H 5,762,435 5,935
Hangzhou Tigermed Consulting Co., Ltd.
Class A 80,398 1,494
Hengan International Group Co., Ltd. 47,500 331
Huaneng Power International, Inc. Class
H 772,000 288
Huatai Securities Co., Ltd. Class H(Þ) 1,572,000 2,555
Huaxin Cement Co., Ltd. Class A 858,963 3,124
Industrial & Commercial Bank of China,
Ltd. Class H 13,598,401 7,651
Industrial Bank Co., Ltd. Class A 2,084,489 5,553
Intco Medical Technology Co., Ltd.
Class A 57,420 1,007
JD.com, Inc. - ADR(Æ) 141,541 11,538
JD.com, Inc. Class A(Æ) 136,350 5,571
Jiangsu Changshu Rural Commercial
Bank Co., Ltd. Class A 1,535,800 1,555
Jiangsu Hengli Hydraulic Co., Ltd.
Class A 136,702 1,552
Jiangsu Hengrui Medicine Co., Ltd.
Class A 27,700 369
Jiangsu Yanghe Brewery Joint-Stock Co.,
Ltd. Class A 134,898 3,393
Jinke Properties Group Co., Ltd. Class A 689,735 801
Kingfa Sci & Tech Co., Ltd(Æ) 387,900 887
Kweichow Moutai Co., Ltd. Class A 14,263 3,565
Lenovo Group, Ltd. 2,004,000 1,254
Li Ning Co., Ltd. 242,000 1,256
Livzon Pharmaceutical Group, Inc.
Class A 50,659 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Longfor Group Holdings, Ltd.(Þ) 327,500 1,793
Meituan-Dianping Class B(Æ) 220,200 8,237
Momo , Inc. - ADR 73,974 1,110
Muyuan Foodstuff Co., Ltd. Class A 14,870 158
NARI Technology Co., Ltd. Class A 797,107 2,476
New Oriental Education & Technology
Group - ADR(Æ) 8,407 1,348
People's Insurance Co. Group of China,
Ltd. (The) Class H 1,431,000 426
PetroChina Co., Ltd. Class H 7,898,000 2,240
Pharmaron Beijing Co., Ltd. Class H(Þ) 284,900 4,126
PICC Property & Casualty Co., Ltd.
Class H 2,431,000 1,648
Ping An Bank Co., Ltd. Class A 1,316,000 3,504
Ping An Insurance Group Co. of China,
Ltd. Class A 111,500 1,301
Ping An Insurance Group Co. of China,
Ltd. Class H 1,629,000 16,723
Poly Developments and Holdings Group
Co., Ltd. Class A 423,300 974
SAIC Motor Corp., Ltd. Class A 725,788 2,524
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,257,800 1,952
Shanghai Pudong Development Bank
Co., Ltd. Class A 399,156 553
Sinopharm Group Co., Ltd. Class H 129,600 297
Sinotruk Hong Kong, Ltd. 919,000 2,372
Sunny Optical Technology Group Co.,
Ltd. 112,400 1,869
Suofeiya Home Collection Co., Ltd.
Class A 650,300 2,751
TAL Education Group - ADR 30,348 2,017
Tencent Holdings, Ltd. 996,080 76,405
Times Property Holdings, Ltd. 3,347,000 4,471
Tingyi Cayman Islands Holding Corp. 300,000 550
Trip.com Group, Ltd. - ADR(Æ) 42,916 1,234
Tsingtao Brewery Co., Ltd. Class H 360,000 2,982
Want Want China Holdings, Ltd. 3,840,000 2,537
Weichai Power Co., Ltd. Class A 267,000 608
Weichai Power Co., Ltd. Class H 3,097,000 5,877
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co., Ltd.
Class A 297,100 1,319
Wuliangye Yibin Co., Ltd. Class A 32,100 1,174
WuXi AppTec Co., Ltd. Class H(Þ) 289,036 4,628
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 58,500 1,644
Xiamen Kingdomway Group Co. Class A 76,000 434
Yonyou Network Technology Co., Ltd.
Class A 50,900 329
Zhejiang Expressway Co., Ltd. Class H 502,000 344
Zhongsheng Group Holdings, Ltd. 444,500 3,177
Zijin Mining Group Co., Ltd. Class H 1,184,000 859
Zoomlion Heavy Industry Science and
Technology Co., Ltd. 2,556,800 2,254

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
192 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zoomlion Heavy Industry Science and
Technology Co., Ltd. Class A 919,360 1,017
438,107
Colombia - 0.1%
Ecopetrol SA - ADR(Ñ) 92,399 855
Egypt - 0.5%
Cleopatra Hospital(Æ) 5,573,447 1,690
Commercial International Bank Egypt
SAE 614,354 2,388
Commercial International Bank Egypt
SAE - GDR 2 —
Eastern Co. SAE 2,210,336 1,685
Edita Food Industries SAE 1,801,253 1,036
6,799
France - 0.0%
Sartorius Stedim Biotech 1,054 401
Georgia - 0.2%
Georgia Capital PLC(Æ) 81,519 391
TBC Bank Group PLC(Æ) 183,213 2,182
2,573
Greece - 0.1%
Alpha Bank AE(Æ) 2,136,794 1,083
Guernsey - 0.3%
VinaCapital Vietnam Opportunity Fund,
Ltd. 961,768 4,125
Hong Kong - 4.4%
AIA Group, Ltd. 534,600 5,042
ASM Pacific Technology, Ltd. 181,100 1,823
Beijing Enterprises Holdings, Ltd. 104,500 315
Budweiser Brewing Co. APAC, Ltd.(Þ) 930,500 2,734
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
China Everbright , Ltd. 1,136,000 1,500
China Feihe , Ltd.(Þ) 230,000 520
China Huishan Dairy Holdings Co.,
Ltd(Æ)(Š) 1,269,000 69
China Jinmao Holdings Group, Ltd. 1,064,000 538
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Merchants Port Holdings Co., Ltd. 378,433 403
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
China Overseas Land & Investment, Ltd. 462,000 1,157
China Resources Beer Holdings Co., Ltd. 180,000 1,118
China Resources Cement Holdings, Ltd. 3,006,000 3,925
China Resources Gas Group, Ltd. 614,000 2,662
China Resources Land, Ltd. 406,000 1,654
China Taiping Insurance Holdings Co.,
Ltd. 449,200 678
CITIC, Ltd. 848,000 608
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Far East Horizon, Ltd. 585,000 576
Galaxy Entertainment Group, Ltd. 771,000 5,086
Geely Automobile Holdings, Ltd. 3,383,000 6,952
Guangdong Investment, Ltd. 238,000 352
Haier Electronics Group Co., Ltd. 253,000 960
Hong Kong Exchanges & Clearing, Ltd. 32,000 1,535
Kangji Medical Holdings, Ltd.(Æ) 1,012,000 2,765
Kunlun Energy Co., Ltd. 3,918,000 2,539
Link Real Estate Investment Trust(ö) 229,300 1,751
Melco Crown Entertainment, Ltd.
- ADR(Æ) 104,953 1,692
Midea Real Estate Holding, Ltd.(Þ) 592,200 1,337
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Shimao Group Holdings, Ltd. 1,182,000 4,173
Sun Art Retail Group, Ltd. 2,301,000 2,496
Techtronic Industries Co., Ltd. 87,500 1,177
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 3,326,000 2,614
60,751
Hungary - 0.4%
MOL Hungarian Oil & Gas PLC(Æ) 176,762 858
OTP Bank PLC(Æ) 156,160 4,871
Richter Gedeon Nyrt 22,925 469
6,198
India - 7.9%
ACC, Ltd. 146,779 3,270
Ambuja Cements, Ltd. 153,943 539
Apollo Hospitals Enterprise, Ltd. 64,132 1,837
Asian Paints, Ltd. 58,340 1,743
Aurobindo Pharma, Ltd. 166,102 1,731
Axis Bank, Ltd.(Æ) 201,787 1,340
Bajaj Auto, Ltd. 36,798 1,434
Bharat Electronics, Ltd. 241,023 284
Bharti Airtel, Ltd. 386,530 2,261
Biocon , Ltd.(Æ) 156,685 855
Britannia Industries, Ltd. 15,414 722
Coal India, Ltd. 128,602 198
Dabur India, Ltd. Class A 127,458 881
Divi's Laboratories, Ltd. 59,565 2,531
Dr Reddy's Laboratories, Ltd. 21,762 1,437
Dr Reddy's Laboratories, Ltd. - ADR 9,859 639
Escorts, Ltd. 76,614 1,240
GAIL India, Ltd. 1,319,624 1,508
Glenmark Pharmaceuticals, Ltd. 257,307 1,648
Godrej Consumer Products, Ltd. 65,579 588
HCL Technologies, Ltd. 320,450 3,647
HDFC Bank, Ltd.(Æ) 213,396 3,414
Hero MotoCorp, Ltd. 43,821 1,655
Hindalco Industries, Ltd. 223,185 513
Hindustan Unilever, Ltd. 20,208 565
Housing Development Finance Corp.,
Ltd. 156,530 4,060
ICICI Bank, Ltd.(Æ) 2,109,101 11,163
ICICI Prudential Life Insurance Co., Ltd.
(Æ)(Þ) 247,965 1,352

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Indian Oil Corp., Ltd. 241,491 260
IndusInd Bank, Ltd.(Æ) 459,353 3,626
Infosys, Ltd. 161,358 2,308
Infosys, Ltd. - ADR 447,417 6,385
IOL Chemicals and Pharmaceuticals,
Ltd. 70,386 630
ITC, Ltd. 170,770 380
JSW Steel, Ltd. 86,586 361
Larsen & Toubro, Ltd. 313,353 3,937
Mahindra & Mahindra, Ltd. 135,025 1,082
Maruti Suzuki India, Ltd. 26,721 2,518
NBCC India, Ltd. 388,630 120
Nestle India, Ltd. 3,371 780
NTPC, Ltd. 543,631 642
Oil & Natural Gas Corp., Ltd. 392,089 344
Page Industries, Ltd. 1,144 309
Petronet LNG, Ltd. 324,525 1,011
Piramal Enterprises, Ltd. Class A 14,926 254
Power Grid Corp. of India, Ltd. 1,178,170 2,717
Reliance Industries, Ltd. 565,274 15,663
Rural Electrification Corp., Ltd. 129,878 181
State Bank of India(Æ) 552,282 1,409
Sun Pharmaceutical Industries, Ltd. 59,200 372
Tata Consultancy Services, Ltd. 65,822 2,366
Tata Motors, Ltd.(Æ) 362,965 649
Tech Mahindra, Ltd. 47,028 516
UltraTech Cement, Ltd. 36,896 2,278
United Breweries, Ltd. 100,394 1,254
Vedanta, Ltd. 1,640,579 2,123
Wipro, Ltd. 467,683 2,149
109,679
Indonesia - 1.2%
Astra International Tbk PT 3,999,400 1,478
Bank Central Asia Tbk PT 1,186,200 2,332
Bank Mandiri Persero Tbk PT 3,341,900 1,295
Bank Negara Indonesia Persero Tbk PT 5,846,300 1,855
Bank Rakyat Indonesia Persero Tbk PT 23,723,195 5,374
Semen Indonesia Persero Tbk PT 5,075,481 3,279
Telekomunikasi Indonesia Persero Tbk
PT 8,500,100 1,506
17,119
Japan - 0.2%
Anritsu Corp. 25,300 549
Murata Manufacturing Co., Ltd. 25,500 1,769
2,318
Jersey - 0.1%
Polymetal International PLC 53,414 1,137
Kazakhstan - 0.2%
Halyk Savings Bank of Kazakhstan JSC
- GDR 213,251 2,128
Kaspi.KZ JSC - GDR(Æ)(Š)(Þ) 24,000 1,031
3,159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kenya - 0.5%
Equity Group Holdings, Ltd.(Æ) 1,022,300 318
KCB Group, Ltd. 5,760,300 1,907
Safaricom PLC 16,337,000 4,631
6,856
Kuwait - 0.2%
National Bank of Kuwait SAKP 990,159 2,734
Luxembourg - 0.2%
Allegro.eu SA(Æ)(Þ) 70,393 1,431
Reinet Investments SCA 81,834 1,293
2,724
Malaysia - 0.6%
AMMB Holdings BHD 134,000 92
CIMB Group Holdings BHD 704,489 501
Genting BHD - ADR 604,100 431
Genting Malaysia Berhad 779,900 376
Hartalega Holdings BHD 478,800 2,084
Malayan Banking BHD 74,600 126
MISC Berhad 469,800 744
Nestle Malaysia BHD 18,400 614
PPB Group BHD 57,000 258
Supermax Corp. BHD(Æ) 616,000 1,422
Tenaga Nasional BHD 357,900 819
Top Glove Corp. BHD 599,500 1,245
8,712
Mexico - 1.9%
Alfa SAB de CV Class A 882,600 590
America Movil SAB de CV Class L
- ADR 283,954 3,385
Cemex SAB de CV - ADR 1,120,765 4,651
Fibra Uno Administracion SA de CV(ö) 582,500 441
Fomento Economico Mexicano SAB de
CV 336,475 1,803
Gruma SAB de CV Class B 88,045 936
Grupo Cementos de Chihuahua SAB
de CV 172,360 868
Grupo Financiero Banorte SAB de CV
Class O(Æ) 884,684 3,941
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 480,400 356
Grupo Mexico SAB de CV 647,700 1,840
Grupo Televisa SAB - ADR(Æ) 174,222 1,108
Industrias Bachoco SAB de CV 398,700 1,248
Megacable Holdings SAB de CV 152,202 483
Orbia Advance Corp. SAB de CV 1,192,400 2,109
Wal-Mart de Mexico SAB de CV 929,120 2,245
26,004
Morocco - 0.7%
Attijariwafa Bank SA(Æ) 48,201 1,974
Label'Vie SA 12,179 3,893

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
194 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Maroc Telecom - ADR 237,801 3,644
9,511
Netherlands - 0.1%
ASML Holding NV 1,466 533
Prosus NV(Æ) 12,012 1,201
1,734
Nigeria - 0.3%
Guaranty Trust Bank PLC 42,218,127 3,551
Guinness Nigeria PLC(Æ) 6,854,788 302
3,853
Pakistan - 0.3%
Lucky Cement, Ltd.(Æ) 427,598 1,797
United Bank, Ltd. 4,057,396 2,775
4,572
Panama - 0.1%
Copa Holdings SA Class A 15,087 744
Peru - 0.3%
Credicorp , Ltd. 40,113 4,600
Philippines - 0.3%
Bank of the Philippine Islands 1,327,840 2,018
Metro Pacific Investments Corp. 5,961,000 494
SM Prime Holdings, Inc. 1,543,900 1,075
Universal Robina Corp. 117,970 336
3,923
Poland - 0.6%
CD Projekt SA(Æ) 6,452 547
Dino Polska SA(Æ)(Þ) 91,839 5,047
KGHM Polska Miedz SA(Æ) 33,991 1,016
Polski Koncern Naftowy ORLEN SA 154,552 1,489
Powszechny Zaklad Ubezpieczen SA(Æ) 142,713 780
8,879
Romania - 0.6%
Banca Transilvania SA 6,175,558 2,797
Fondul Proprietatea SA 15,550,032 4,785
7,582
Russia - 3.2%
Alrosa PJSC 565,610 509
Federal Grid Co. Unified Energy System
PJSC 243,720,000 582
Gazprom PJSC 586,082 1,144
Inter RAO Unified Energy Systems PJSC 16,988,000 1,088
Lukoil PJSC 200,642 10,222
Lukoil PJSC - ADR 46,976 2,401
MMC Norilsk Nickel PJSC - ADR 85,711 2,044
Mobile TeleSystems PJSC - ADR 48,178 377
Polyus PJSC - GDR 35,123 3,462
Rosneft Oil Co. PJSC 118,810 525
Sberbank of Russia PJSC Class T 2,898,673 7,340
Sberbank of Russia PJSC - ADR 439,178 4,438
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Surgutneftegas PJSC - ADR 136,698 561
Tatneft PJSC - ADR 8,563 267
X5 Retail Group NV - GDR 141,536 4,975
Yandex NV Class A(Æ)(Ñ) 76,806 4,422
44,357
Saudi Arabia - 0.1%
Jarir Marketing Co. 24,927 1,152
Saudi Ceramic Co.(Æ) 35,620 367
1,519
Slovenia - 0.1%
Nova Ljubljanska Banka - GDR(Æ) 229,536 1,743
South Africa - 2.6%
Absa Group, Ltd. 160,748 870
African Rainbow Minerals, Ltd. 16,997 238
Anglo American Platinum, Ltd. 32,593 2,138
AngloGold Ashanti, Ltd. 59,638 1,366
AngloGold Ashanti, Ltd. - ADR 240,360 5,562
Barloworld, Ltd. - ADR 178,276 626
Bid Corp., Ltd. 92,380 1,264
Bidvest Group, Ltd. (The) 152,510 1,262
Exxaro Resources, Ltd. 72,433 488
FirstRand, Ltd. 435,757 1,017
Gold Fields, Ltd. - ADR 159,943 1,746
Growthpoint Properties, Ltd.(ö) 825,965 539
Impala Platinum Holdings, Ltd. 140,441 1,233
MultiChoice Group, Ltd. 45,952 378
Naspers, Ltd. Class N 58,024 11,350
Nedbank Group, Ltd. 112,193 663
Northam Platinum, Ltd.(Æ) 43,056 411
Redefine Properties, Ltd.(ö) 1,362,450 167
Sasol, Ltd. - ADR(Æ) 41,357 216
Shoprite Holdings, Ltd. - ADR 329,155 2,618
Sibanye Stillwater, Ltd. - ADR 79,833 948
Standard Bank Group, Ltd. 85,440 558
35,658
South Korea - 12.7%
CJ ENM Co., Ltd. 3,142 367
Com2uSCorp 20,113 1,988
Coway Co., Ltd.(Æ) 43,182 2,652
DB Insurance Co., Ltd. 17,135 671
DoubleUGames Co., Ltd. 6,966 379
Hana Financial Group, Inc. 532,373 14,366
Hyundai Engineering & Construction
Co., Ltd. 21,867 593
Hyundai Marine & Fire Insurance Co.,
Ltd. 16,647 343
Hyundai Mobis Co., Ltd. 8,675 1,736
Hyundai Motor Co. 44,550 6,517
Industrial Bank of Korea 48,936 354
KB Financial Group, Inc. 332,199 11,857
Kia Motors Corp. 178,175 7,985
Korea Electric Power Corp. 36,688 648
KT&G Corp. 3,759 268

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kumho Petrochemical Co., Ltd. 34,051 4,038
LG Chem , Ltd. 16,302 8,866
LG Electronics, Inc. Class H 66,078 4,931
LG Innotek Co., Ltd. 3,361 453
LG Uplus Corp. 55,450 543
NAVER Corp. 22,778 5,872
NCSoft Corp. 1,667 1,144
Neowiz Games Corp.(Æ) 28,139 519
NHN KCP Corp. 14,100 832
NICE Information Service Co., Ltd. 25,996 447
Orion Corp. 29,373 2,816
Pharma Research Products Co., Ltd. 7,640 405
POSCO 1,989 367
Samsung Biologics Co., Ltd.(Æ)(Þ) 893 539
Samsung C&T Corp. 6,793 665
Samsung Electronics Co., Ltd. 1,281,531 64,264
Samsung Engineering Co., Ltd.(Æ) 34,171 356
Samsung Fire & Marine Insurance Co.,
Ltd. 2,822 448
Samsung Securities Co., Ltd. 32,450 924
Shinhan Financial Group Co., Ltd. 118,848 3,200
SK Holdings Co., Ltd. 4,763 770
SK Hynix, Inc. 258,216 18,287
SK Innovation Co., Ltd. 9,253 1,032
SK Telecom Co., Ltd. 16,372 3,099
Woori Financial Group, Inc. 90,696 715
176,256
Sri Lanka - 0.1%
John Keells Holdings PLC 2,100,699 1,493
Taiwan - 10.3%
Accton Technology Corp. 344,000 2,489
Airtac International Group 81,000 2,181
ASE Technology Holding Co., Ltd. 1,556,000 3,523
Asia Cement Corp. 565,000 814
AU Optronics Corp.(Æ) 2,434,000 986
Catcher Technology Co., Ltd. 99,000 626
Cathay Financial Holding Co., Ltd. 696,000 935
China Development Financial Holding
Corp. 1,630,000 478
China Life Insurance Co., Ltd. 717,546 481
Compal Electronics, Inc. 1,066,000 694
CTBC Financial Holding Co., Ltd. 1,954,200 1,235
Delta Electronics, Inc. 155,000 1,029
Eclat Textile Co., Ltd. 132,000 1,750
Far Eastern New Century Corp. 616,000 556
First Financial Holding Co., Ltd. 992,025 696
Formosa Chemicals & Fibre Corp. 350,000 843
Fubon Financial Holding Co., Ltd. 3,231,000 4,604
Giant Manufacturing Co., Ltd. 142,000 1,398
Hon Hai Precision Industry Co., Ltd. 1,380,516 3,745
Hotai Motor Co., Ltd. 52,000 1,097
Hua Nan Financial Holdings Co., Ltd. 486,592 293
International Games System Co., Ltd. 45,000 1,187
Largan Precision Co., Ltd. 29,000 3,083
Lite-On Technology Corp. 357,107 582
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MediaTek , Inc. 348,000 8,204
Nan Ya Plastics Corp. 213,000 438
Nanya Technology Corp. 2,146,000 4,345
Nien Made Enterprise Co., Ltd. 61,000 688
Parade Technologies, Ltd. 71,000 2,717
Pegatron Corp. 258,000 555
Quanta Computer, Inc. 111,000 280
Realtek Semiconductor Corp. 259,000 3,228
Silergy Corp. 8,000 494
Simplo Technology Co., Ltd. 40,000 444
Sino-American Silicon Products, Inc. 118,000 412
SinoPac Financial Holdings Co., Ltd. 1,442,755 540
Taiwan Cement Corp. 324,724 461
Taiwan Cooperative Financial Holding
Co., Ltd. 1,538,117 1,033
Taiwan Semiconductor Manufacturing
Co., Ltd. 4,479,000 67,597
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 49,689 4,167
Uni -President Enterprises Corp. 1,338,000 2,871
United Microelectronics Corp. 5,222,000 5,581
United Microelectronics Corp. - ADR 43,859 232
Win Semiconductors Corp. 24,000 262
Yuanta Financial Holding Co., Ltd. 4,882,400 3,034
142,888
Thailand - 1.0%
Advanced Info Service PCL 236,300 1,311
Charoen Pokphand Foods PCL 6,419,500 5,165
Com7 PCL Class F 1,000,200 1,315
CP ALL PCL 960,500 1,659
PTT PCL 965,300 962
Siam Cement PCL (The) 121,900 1,324
Sri Trang Agro-Industry PCL(Æ) 1,034,400 1,189
Thai Beverage PCL 3,606,200 1,534
14,459
Togo - 0.0%
Ecobank Transnational, Inc.(Æ) 41,250,753 603
Turkey - 0.3%
BIM Birlesik Magazalar AS 158,297 1,263
Ford Otomotiv Sanayi AS 148,954 1,922
Koza Altin Isletmeleri AS(Æ) 46,575 409
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 282,708 408
4,002
United Arab Emirates - 0.1%
Air Arabia PJSC 996,312 297
Aldar Properties PJSC 892,827 664
Emirates NBD Bank PJSC 403,524 1,040
2,001
United Kingdom - 0.3%
Antofagasta PLC 275,446 3,676
Bank of Georgia Group PLC(Æ) 14,268 166

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
196 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reckitt Benckiser Group PLC 3,305 291
4,133
United States - 1.4%
Fabrinet (Æ) 17,291 1,038
Kingsoft Cloud Holdings, Ltd. - ADR(Æ)
(Ñ) 62,266 1,809
MasterCard, Inc. Class A 1,064 307
MercadoLibre , Inc.(Æ) 5,910 7,174
Microsoft Corp. 8,992 1,821
NetEase , Inc. - ADR 34,345 2,981
Nike, Inc. Class B 2,825 339
NVIDIA Corp. 1,033 518
SEA, Ltd. - ADR(Æ) 15,225 2,401
Vipshop Holdings, Ltd. - ADR 41,571 890
XP, Inc. Class A(Æ) 5,744 230
19,508
Vietnam - 1.5%
Bank for Foreign Trade of Vietnam JSC 217,620 780
FPT Corp. 593,639 1,320
Hoa Phat Group JSC 3,844,768 5,068
Masan Group Corp.(Æ) 269,920 979
Military Commercial Joint Stock
Bank(Æ) 2,819,990 2,166
Mobile World Investment Corp. 1,256,213 5,678
Vietnam Dairy Products JSC 649,160 3,030
Vincom Retail JSC(Æ) 1,481,410 1,617
20,638
Zambia - 0.1%
First Quantum Minerals, Ltd. 153,630 1,765
Total Common Stocks
(cost $1,035,019) 1,278,399
Preferred Stocks - 1.9%
Brazil - 1.3%
Banco Bradesco SA
3.129% (Ÿ) 905,893 3,183
Centrais Eletricas Brasileiras SA
5.285% (Ÿ) 19,200 104
Gerdau SA
0.912% (Ÿ) 256,300 974
Itau Unibanco Holding SA
4.346% (Ÿ) 1,158,942 4,743
Itausa SA
2.786% (Ÿ) 486,046 770
Petroleo Brasileiro SA
1.809% (Ÿ) 2,427,400 8,012
Telefonica Brasil SA
7.363% (Ÿ) 80,400 596
18,382
Russia - 0.2%
Surgutneftegas OJSC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.481% (Ÿ) 4,416,038 2,015
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.410% (Ÿ) 133,217 5,911
Total Preferred Stocks
(cost $31,341) 26,308
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 917 4
Total Long-Term Investments
(cost $13) 4
Short-Term Investments - 2.3%
United States - 2.3%
U.S. Cash Management Fund(@) 32,086,432 (∞) 32,080
Total Short-Term Investments
(cost $32,080) 32,080
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 7,005,627 (∞) 7,006
Total Other Securities
(cost $7,006) 7,006
Total Investments - 96.8%
(identified cost $1,105,459) 1,343,797
Other Assets and Liabilities, Net
- 3.2%
44,917
Net Assets - 100.0%
1,388,714

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 197
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
3.0%
3SBio, Inc. 06/18/19 HKD 1,537,000 1.67 2,567
1,436
A-Living Services Co., Ltd. 06/18/19 HKD 921,250 1.63 1,498
3,882
Allegro.eu SA 10/21/20 PLN 70,393 21.97 1,547
1,431
BAIC Motor Corp., Ltd. 07/22/20 HKD 1,000,000 0.50 495
371
Budweiser Brewing Co. APAC, Ltd. 10/09/19 HKD 930,500 3.91 3,640
2,734
CGN Power Co., Ltd. 03/19/19 HKD 2,571,000 0.29 744
552
China Feihe , Ltd. 09/02/20 HKD 230,000 1.97 452
520
China International Capital Corp., Ltd. 10/28/20 HKD 647,200 2.37 1,532
1,514
China Resources Pharmaceutical Group, Ltd. 06/28/17 HKD 1,518,200 1.21 1,844
761
Dino Polska SA 06/18/19 PLN 91,839 34.98 3,212
5,047
Hapvida Participacoes e Investimentos SA 10/28/20 BRL 25,000 11.22 281
280
Huatai Securities Co., Ltd. 07/02/19 HKD 1,572,000 1.77 2,776
2,555
ICICI Prudential Life Insurance Co., Ltd. 07/31/19 INR 247,965 5.84 1,449
1,352
Kaspi.KZ JSC 10/21/20 KRT 24,000 42.29 1,015
1,031
Longfor Group Holdings, Ltd. 11/19/18 HKD 327,500 2.76 905
1,793
Midea Real Estate Holding, Ltd. 02/19/20 HKD 592,200 2.87 1,698
1,337
Pharmaron Beijing Co., Ltd. 12/04/19 HKD 284,900 5.36 1,527
4,126
Ping An Healthcare and Technology Co., Ltd. 10/28/20 HKD 78,000 13.05 1,018
1,012
Samsung Biologics Co., Ltd. 03/03/20 KRW 893 375.02 335
539
WH Group, Ltd. 09/22/15 HKD 3,326,000 0.72 2,403
2,614
WuXi AppTec Co., Ltd. 02/20/19 HKD 289,036 6.02 1,740
4,628
WuXi Biologics (Cayman), Inc. 10/28/20 HKD 58,500 28.92 1,692
1,644
41,159
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
FTSE China A50 Index Futures 497 USD 7,791 11/20
(26)
KOSPI2 Index Futures 252 KRW 19,013,401 12/20
(601)
MSCI China Free Index Futures 1,506 USD 84,539 12/20
3,828
MSCI Emerging Markets Index Futures 1,369 USD 75,425 12/20
(277)
MSCI Taiwan Index Futures 323 USD 15,901 11/20
(434)
Short Positions
MSCI Emerging Markets Index Futures 2,192 USD 120,768 12/20
(690)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,800
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 126 GBP 97 11/02/20 —
Bank of America USD 461 MAD 4,235 11/04/20 (2)
Bank of America AED 2,325 USD 633 11/02/20 —
Bank of America PLN 1,329 USD 335 11/03/20 (1)
Bank of America TRY 7,766 USD 935 11/02/20 8
Royal Bank of Canada PLN 1,829 USD 461 11/02/20 (1)
Royal Bank of Canada ZAR 20,972 USD 1,281 11/02/20 (8)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
198 Emerging Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 6,584 CNY 45,380 12/16/20 169
State Street USD 325 KES 35,506 11/02/20 2
State Street USD 563 KES 61,672 11/02/20 4
State Street USD 13,165 KRW 15,650,000 12/16/20 600
State Street USD 342 PHP 16,543 11/03/20 —
State Street AED 1,695 USD 461 11/02/20 —
State Street KWD 189 USD 617 11/03/20 —
State Street MYR 406 USD 98 11/02/20 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
771
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 775 $ — $ —
$ —
$ 775 0.1
Australia — 1,866 —
—
1,866 0.1
Bangladesh — 8,551 —
—
8,551 0.6
Bermuda — 400 —
—
400 —
*
Brazil 4 2 , 923 — —
—
4 2 , 923 3. 1
Cambodia — 1,571 —
—
1,571 0.1
Canada 901 — —
—
901 0.1
Cayman Islands — 1,012 —
—
1,012 0.1
Chile 2,645 — —
—
2,645 0.2
China 93,491 344,616 —
—
438,107 31.6
Colombia 855 — —
—
855 0.1
Egypt — 6,799 —
—
6,799 0.5
France — 401 —
—
401 —
*
Georgia — 2,573 —
—
2,573 0.2
Greece — 1,083 —
—
1,083 0.1
Guernsey — 4,125 —
—
4,125 0.3
Hong Kong 1,692 58,990 69
—
60,751 4.4
Hungary — 6,198 —
—
6,198 0.4
India 7,024 102,655 —
—
109,679 7.9
Indonesia — 17,119 —
—
17,119 1.2
Japan — 2,318 —
—
2,318 0.2
Jersey — 1,137 —
—
1,137 0.1
Kazakhstan — 2,128 1,031
—
3,159 0.2

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 199
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Kenya — 6,856 —
—
6,856 0.5
Kuwait — 2,734 —
—
2,734 0.2
Luxembourg 1,431 1,293 —
—
2,724 0.2
Malaysia — 8,712 —
—
8,712 0.6
Mexico 26,004 — —
—
26,004 1.9
Morocco — 9,511 —
—
9,511 0.7
Netherlands — 1,734 —
—
1,734 0.1
Nigeria — 3,853 —
—
3,853 0.3
Pakistan — 4,572 —
—
4,572 0.3
Panama 744 — —
—
744 0.1
Peru 4,600 — —
—
4,600 0.3
Philippines — 3,923 —
—
3,923 0.3
Poland — 8,879 —
—
8,879 0.6
Romania — 7,582 —
—
7,582 0.6
Russia 4,798 39,559 —
—
44,357 3.2
Saudi Arabia — 1,519 —
—
1,519 0.1
Slovenia — 1,743 —
—
1,743 0.1
South Africa 7,956 27,702 —
—
35,658 2.6
South Korea — 176,256 —
—
176,256 12.7
Sri Lanka — 1,493 —
—
1,493 0.1
Taiwan 4,399 138,489 —
—
142,888 10.3
Thailand — 14,459 —
—
14,459 1.0
Togo — 603 —
—
603 —
*
Turkey — 4,002 —
—
4,002 0.3
United Arab Emirates — 2,001 —
—
2,001 0.1
United Kingdom — 4,133 —
—
4,133 0.3
United States 19,508 — —
—
19,508 1.4
Vietnam — 20,638 —
—
20,638 1.5
Zambia 1,765 — —
—
1,765 0.1
Preferred Stocks 18,381 7,927 — — 26,308 1.9
Long-Term Investments — 4 — — 4 —
*
Short-Term Investments — — — 32,080 32,080 2.3
Other Securities — — — 7,006 7,006 0.5
Total Investments 239,892 1,063,719 1,100 39,086 1,343,797 96. 8
Other Assets and Liabilities, Net 3. 2
100.0
Other Financial Instruments
Assets
Futures Contracts 3,828 — — — 3,828 0.3

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
200 Emerging Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Foreign Currency Exchange Contracts 15 768 — — 783 0.1
A
Liabilities
Futures Contracts (2,028) — — — (2,028) (0.1)
Foreign Currency Exchange Contracts (12) — — — (12) (—)
*
Total Other Financial Instruments
**
$ 1,803 $ 768 $ — $ — $ 2,571
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
146,777
Consumer Staples ...................................................................
70,396
Energy ....................................................................................
48,954
Financial Services ...................................................................
293,241
Health Care .............................................................................
43,056
Materials and Processing ........................................................
121,019
Producer Durables ..................................................................
55,275
Technology ..............................................................................
432,085
Utilities ...................................................................................
67,596
Preferred Stocks
Energy ....................................................................................
10,028
Financial Services ...................................................................
8,695
Materials and Processing ........................................................
974
Technology ..............................................................................
5,911
Utilities ...................................................................................
700
Long-Term Investments .................................................................
4
Short-Term Investments ................................................................
32,080
Other Securities ...........................................................................
7,006
Total Investments .................................................................... 1,343,797

Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 201
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 783
Variation margin on futures contracts* 3,828 —
Total
$ 3,828 $ 783
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 2 ,028 $ —
Unrealized depreciation on foreign currency exchange contracts — 12
Total
$ 2 ,028 $ 12
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 29,572 $ —
Foreign currency exchange contracts — (10,246)
Total
$ 29,572 $ (10,246)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (427) $ —
Foreign currency exchange contracts — 1,419
Total
$ (427) $ 1,419
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
202 Emerging Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 6,675 $ — $ 6,675
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 783 — 783
Total Financial and Derivative Assets
7,458 — 7,458
Financial and Derivative Assets not subject to a netting agreement
(14) — (14)
Total Financial and Derivative Assets subject to a netting agreement
$ 7,444 $ — $ 7,444
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,237 $ — $ 1,237 $ —
Barclays
374 — 374 —
Citigroup
4,670 — 4,670 —
HSBC
393 — 393 —
State Street
770 — 480 290
Total
$ 7,444 $ — $ 7,154 $ 290

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 203
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 12 $ — $ 12
Total Financial and Derivative Liabilities
12 — 12
Financial and Derivative Liabilities not subject to a netting agreement
(12) — (12)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
204 Emerging Markets Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,105,459
Investments, at fair value(*)(>) ......................................................................................................................................................
1,343,797
Foreign currency holdings(^) ......................................................................................................................................................... 12,430
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 783
Receivables:
Dividends and interest ....................................................................................................................................................... 1,577
Dividends from affiliated funds .......................................................................................................................................... 5
Investments sold ................................................................................................................................................................ 16,555
Fund shares sold ................................................................................................................................................................ 48 1
Foreign capital gains taxes recoverable ............................................................................................................................. 32
From broker(a) ................................................................................................................................................................... 32,48 5
Variation margin on futures contracts ................................................................................................................................. 1,815
Total assets .................................................................................................................................................
1,4 09 ,960
Liabilities
Payables:
Due to broker (b) ................................................................................................................................................................ 480
Investments purchased ...................................................................................................................................................... 8,761
Fund shares redeemed ....................................................................................................................................................... 2,461
Accrued fees to affiliates .................................................................................................................................................... 1,314
Other accrued expenses ..................................................................................................................................................... 975
Deferred capital gains tax liability ..................................................................................................................................... 237
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 12
Payable upon return of securities loaned ....................................................................................................................................... 7,006
Total liabilities .............................................................................................................................................
21 ,246
Net Assets ............................................................................................................................................................
$ 1,388,714

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 205
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 174,35 7
Shares of beneficial interest ...........................................................................................................................................................
760
Additional paid-in capital ..............................................................................................................................................................
1,213, 597
Net Assets ............................................................................................................................................................
$ 1,388,714
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 18.13
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 19.24
Class A — Net assets ............................................................................................................................................................. $ 12,044,076
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 664,167
Net asset value per share: Class C(#) ............................................................................................................................................. $ 16.77
Class C — Net assets ............................................................................................................................................................. $ 6,036,226
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 359,836
Net asset value per share: Class M(#) ............................................................................................................................................ $ 18.27
Class M — Net assets ............................................................................................................................................................ $ 110,034,317
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 6,022,083
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 18.33
Class R6 — Net assets ........................................................................................................................................................... $ 1,550,240
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 84,560
Net asset value per share: Class S(#) .............................................................................................................................................. $ 18.28
Class S — Net assets ............................................................................................................................................................. $ 1,049,371,908
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 57,394,450
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 18.32
Class Y — Net assets ............................................................................................................................................................. $ 209,677,627
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 11,445,550
Amounts in thousands
(^)     Foreign currency holdings - cost $ 13,284
(*)     Securities on loan included in investments $ 6,675
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 39,086
(a)     Receivable from Broker for Futures $ 32,485
(b)     Due to Broker for Forwards $ 480
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
206 Emerging Markets Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 39,544
Dividends from affiliated funds ......................................................................................................................................... 409
Interest .............................................................................................................................................................................. 16
Securities lending income (net) ......................................................................................................................................... 119
Less foreign taxes withheld ............................................................................................................................................... (4,974)
Total investment income ...............................................................................................................................................................
35,114
Expenses
Advisory fees .................................................................................................................................................................... 17,057
Administrative fees ........................................................................................................................................................... 730
Custodian fees ................................................................................................................................................................... 1,462
Distribution fees - Class A ................................................................................................................................................ 31
Distribution fees - Class C ................................................................................................................................................ 51
Transfer agent fees - Class A ............................................................................................................................................ 25
Transfer agent fees - Class C ............................................................................................................................................. 13
Transfer agent fees - Class E (1) ....................................................................................................................................... 2
Transfer agent fees - Class M ............................................................................................................................................ 225
Transfer agent fees - Class R6 .......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................. 2,286
Transfer agent fees - Class Y ............................................................................................................................................ 10
Professional fees ............................................................................................................................................................... 278
Registration fees ............................................................................................................................................................... 116
Shareholder servicing fees - Class C ................................................................................................................................. 17
Shareholder servicing fees - Class E (1) ............................................................................................................................ 3
Trustees’ fees .................................................................................................................................................................... 72
Printing fees ...................................................................................................................................................................... 228
Miscellaneous ................................................................................................................................................................... 39
Expenses before reductions .............................................................................................................................................. 22,646
Expense reductions ........................................................................................................................................................... (3,480)
Net expenses .................................................................................................................................................................................
19,166
Net investment income (loss) ........................................................................................................................................................
15,948
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (55,534)
Investments in affiliated funds .......................................................................................................................................... 13
Futures contracts .............................................................................................................................................................. 29,572
Foreign currency exchange contracts ................................................................................................................................ (10,246)
Foreign currency-related transactions ............................................................................................................................... (637)
Net realized gain (loss) ..................................................................................................................................................................
(36,832)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 20,352
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (427)
Foreign currency exchange contracts ................................................................................................................................ 1,419
Foreign currency-related transactions ............................................................................................................................... (313)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 21,030
Net realized and unrealized gain (loss) ......................................................................................................................................... (15,802)

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 207
Statement of Operations, continued — For the Period Ended October 31, 2020
Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 146
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
208 Emerging Markets Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 15,948 $ 27,802
Net realized gain (loss) ...................................................................................................................... (36,832) 33,830
Net change in unrealized appreciation (depreciation) ....................................................................... 21,030 112,673
Net increase (decrease) in net assets from operations ............................................................................. 146 174,305
Distributions
To shareholders
Class A .......................................................................................................................................... (322) (635)
Class C .......................................................................................................................................... (118) (413)
Class E(1) ...................................................................................................................................... (43) (141)
Class M ......................................................................................................................................... (3,425) (1,686)
Class R6 ........................................................................................................................................ (62) (56)
Class S ........................................................................................................................................... (34,767) (62,808)
Class Y .......................................................................................................................................... (6,837) (15,337)
Net decrease in net assets from distributions .......................................................................................... (45,574) (81,076)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (263,412) (340,203)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(308,840) (246,974)
Net Assets
Beginning of period .................................................................................................................................
1,697,554 1,944,528
End of period ..........................................................................................................................................
$ 1,388,714 $ 1,697,554

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 209
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 134 $ 2,447 67 $ 1,201
Proceeds from reinvestment of distributions 16 320 38 631
Payments for shares redeemed (228) (3,956) (308) (5,474)
Net increase (decrease)
(78) (1,189) (203) (3,642)
Class C
Proceeds from shares sold 34 562 26 441
Proceeds from reinvestment of distributions 7 118 27 412
Payments for shares redeemed (167) (2,713) (311) (5,203)
Net increase (decrease)
(126) (2,033) (258) (4,350)
Class E(1)
Proceeds from shares sold 16 274 47 866
Proceeds from reinvestment of distributions 2 41 8 137
Payments for shares redeemed (123) (2,203) (158) (2,886)
Net increase (decrease)
(105) (1,888) (103) (1,883)
Class M
Proceeds from shares sold 3,000 53,148 4,256 77,589
Proceeds from reinvestment of distributions 177 3,424 101 1,686
Payments for shares redeemed (2,291) (38,294) (1,375) (24,985)
Net increase (decrease)
886 18,278 2,982 54,290
Class R6
Proceeds from shares sold 31 571 84 1,558
Proceeds from reinvestment of distributions 3 62 3 56
Payments for shares redeemed (54) (971) (52) (949)
Net increase (decrease)
(20) (338) 35 665
Class S
Proceeds from shares sold 13,524 237,352 11,513 209,464
Proceeds from reinvestment of distributions 1,783 34,600 3,721 62,324
Payments for shares redeemed (25,160) (438,423) (34,367) (619,739)
Net increase (decrease)
(9,853) (166,471) (19,133) (347,951)
Class Y
Proceeds from shares sold 1,748 29,952 1,642 29,098
Proceeds from reinvestment of distributions 352 6,837 916 15,336
Payments for shares redeemed (8,042) (146,560) (4,481) (81,766)
Net increase (decrease)
(5,942) (109,771) (1,923) (37,332)
Total increase (decrease)
(15,238) $ (263,412) (18,603) $ (340,203)

Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
210 Emerging Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 18.46 .14 (.03) .11 (.3 5 ) (.09)
October 31, 2019 17.56 .23 1.39 1.62 (.25) (.47)
October 31, 2018 20.68 .17 (3.10) (2.93) (.19) —
October 31, 2017 16.51 .13 4.17 4.30 (.13) —
October 31, 2016 15.09 .11 1.31 1.42 — —
Class C
October 31, 2020 17.07 .01 (.05) (.04) (.17) (.09)
October 31, 2019 16.26 .08 1.29 1.37 (.09) (.47)
October 31, 2018 19.15 .02 (2.87) (2.85) (.04) —
October 31, 2017 15.30 (.01) 3.88 3.87 (.02) —
October 31, 2016 14.09 —(f) 1.21 1.21 — —
Class M
October 31, 2020 18.61 .2 1 (.0 4 ) .1 7 (.42) (.09)
October 31, 2019 17.71 .37 1.32 1.69 (.32) (.47)
October 31, 2018 20.86 .25 (3.14) (2.89) (.26) —
October 31, 2017(5) 17.92 .04 2.90 2.94 — —
Class R6
October 31, 2020 18.66 .22 (.03) .19 (.4 3 ) (.09)
October 31, 2019 17.75 .38 1.33 1.71 (.33) (.47)
October 31, 2018 20.89 .29 (3.17) (2.88) (.26) —
October 31, 2017 16.68 .29 4.12 4.41 (.20) —
October 31, 2016(1) 13.39 .16 3.13 3.29 — —
Class S
October 31, 2020 18.62 .18 (.03) .15 (.40) (.09)
October 31, 2019 17.71 .27 1.41 1.68 (.30) (.47)
October 31, 2018 20.85 .23 (3.14) (2.91) (.23) —
October 31, 2017 16.65 .18 4.19 4.37 (.17) —
October 31, 2016 15.20 .15 1.32 1.47 (.02) —
Class Y
October 31, 2020 18.65 .21 (.02) .19 (.43) (.09)
October 31, 2019 17.75 .32 1.39 1.71 (.34) (.47)
October 31, 2018 20.89 .26 (3.13) (2.87) (.27) —
October 31, 2017 16.68 .20 4.21 4.41 (.20) —
October 31, 2016 15.24 .18 1.31 1.49 (.05) —

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 211
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(j)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(j)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.44) 18.13 .44 12,044 1.78 1.55 .8 0 58
(.72) 18.46 9.65 13,696 1.77 1.64 1.30 86
(.19) 17.56 (14.31) 16,590 1.76 1.68 .85 65
(.13) 20.68 26.30 20,888 1.76 1.71 .71 50
— 16.51 9.41 17,353 1.78 1.76 .75 68
(.26) 16.77 (.32) 6,036 2.53 2.30 .03 58
(.56) 17.07 8.80 8,300 2.51 2.39 .47 86
(.04) 16.26 (14.92) 12,089 2.50 2.43 .11 65
(.02) 19.15 25.31 17,349 2.51 2.46 (.04) 50
— 15.30 8.59 17,641 2.53 2.51 (.03) 68
(.51) 18.27 .78 110,034 1.53 1.20 1.1 7 58
(.79) 18.61 10.07 95,567 1.53 1.30 2.07 86
(.26) 17.71 (14.02) 38,157 1.50 1.33 1.23 65
— 20.86 16.41 43,506 1.50 1.35 .33 50
(.52) 18.33 .85 1,550 1.38 1.15 1.2 5 58
(.80) 18.66 10.12 1,954 1.38 1.25 2.10 86
(.26) 17.75 (13.95) 1,239 1.35 1.28 1.40 65
(.20) 20.89 26.82 4,231 1.35 1.30 1.48 50
— 16.68 24.57 240 1.39 1.34 1.48 68
(.49) 18.28 .66 1,049,372 1.53 1.30 1.0 3 58
(.77) 18.62 9.97 1,251,846 1.52 1.39 1.50 86
(.23) 17.71 (14.11) 1,529,970 1.50 1.43 1.11 65
(.17) 20.85 26.58 1,990,644 1.51 1.46 .97 50
(.02) 16.65 9.68 1,709,494 1.53 1.51 .99 68
(.52) 18.32 .87 209,678 1.33 1.1 2 1. 2 1 58
(.81) 18.65 10.15 324,234 1.33 1.22 1.76 86
(.27) 17.75 (13.94) 342,802 1.31 1.25 1.27 65
(.20) 20.89 26.84 438,776 1.31 1.27 1.12 50
(.05) 16.68 9.86 499,476 1.33 1.31 1.20 68

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
212 Emerging Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,065,362
Administration fees 59,174
Distribution fees 6,563
Shareholder servicing fees 1,331
Transfer agent fees 175,916
Trustee fees 5,640
$ 1,313,986
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund 20,477 172,098 185,569 — — 7,006 119 —
U.S. Cash Management Fund 85,639 1,014,589 1,068,160 13 (1) 32,080 409 —
$ 106,116 $ 1,186,687 $ 1,253,729 $ 13 $ (1) $ 39,086 $ 528 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,136,734,455 $ 315,003,829 $ (108,999,629) $ 206,004,200 $ 9,220,269 $ (40,256,696)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 44,163,121 $ 1,410,394 $ — $ 81,076,098 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
214 Tax-Managed U.S. Large Cap Fund
Tax-Managed U.S. Large Cap Fund
-
Class A
‡
Total
Return
1 Year 3 .18%
5 Years 8 .50%§
10 Years 10 .81%§
Tax-Managed U.S. Large Cap Fund
-
Class C
Total
Return
1 Year 8 .64%
5 Years 8 .98%§
10 Years 10 .64%§
Tax-Managed U.S. Large Cap Fund
-
Class M
‡‡
Total
Return
1 Year 9 .84%
5 Years 10 .15%§
10 Years 11 .79%§
Tax-Managed U.S. Large Cap Fund
-
Class S
Total
Return
1 Year 9 .74%
5 Years 10 .07%§
10 Years 11 .75%§
S&P 500
®
Index **
Total
Return
1 Year 9 .71%
5 Years 11 .71%§
10 Years 13 .01%§

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Tax-Managed U.S. Large Cap Fund 215
The Tax-Managed U.S. Large Cap Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund's assets that RIM determines not to manage based upon
model portfolios provided by the Fund's money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class M and Class S Shares gained 9.47%, 8.64%,
9.84% and 9.74%, respectively. This is compared to the Fund’s benchmark, the S&P 500
®
Index, which gained 9.71% during
the same period. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
6.05%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
Investor sentiment was volatile during the fiscal year given the global spread of the coronavirus and the uncertainty around its progression, the extent of economic damage and the effectiveness of global policy response. In March and April, governments
worldwide implemented strict measures, including social
distancing, business closures, travel restrictions and quarantines.
These necessary health measures adversely affected the global economy and financial markets. To offset the impact, central banks and governments around the globe stepped in to provide monetary and fiscal stimulus. During the second half of 2020, the U.S. economy saw increased activity with job gains and
consumption markedly accelerating. Historic fiscal and monetary stimulus supported these trends, as well as the recovery of equity markets.
Over the fiscal year, growth stocks outperformed value stocks and large cap stocks outperformed small cap stocks. The coronavirus accelerated trends in e-commerce, cloud computing, online
advertising and remote work. The accelerated search for a
coronavirus vaccine and treatment also provided a tailwind for companies in the health care sector. On the other side, airlines, oil & gas companies and banks were hit particularly hard by the pandemic. Information technology and health care were among
the best performing sectors while energy and financials sectors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to companies
with higher quality and growth characteristics. Additionally, the Fund was tilted away from the largest market capitalization stocks. Overall, the Fund’s factor tilts provided positive results as exposure to higher growth and quality stocks were rewarded.
From a sector standpoint, the Fund was positioned toward more cyclical areas of the market in expectation of robust consumption, continued employment gains and low interest rates in the short term. Sector allocation decisions were positive over the period, including overweights to the consumer discretionary and
information technology sectors and underweights to the energy and financials sectors.
Stock selection by the Fund’s money managers was a negative
contributor to benchmark relative performance during the
period, led by underperforming holdings within the consumer
discretionary and information technology sectors.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Sustainable
Growth Advisers, LP was the best performing money manager for

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
216 Tax-Managed U.S. Large Cap Fund
the period and outperformed the Russell 1000
®
Growth Index.
A tilt toward companies with higher growth characteristics was rewarded. Additionally, underweights to the industrials and
consumer staples sectors were additive to relative performance.
Barrow, Hanley, Mewhinney & Strauss, LLC was the worst
performing manager for the period and underperformed the
Russell 1000
®
Value Index. A tilt toward stocks with below
benchmark valuation was not beneficial. Stock selection within the financials, consumer staples and industrials sectors was the primary driver of benchmark relative underperformance.
During the period, RIM utilized a positioning strategy which is designed with the dual mandate of improving the Fund’s after-
tax returns as well as controlling Fund-level exposures and risks through the purchase of a stock portfolio. Because RIM controls all trading for the Fund, RIM managed the tax lots of the Fund and harvested losses and deferred capital gains with respect to certain securities during the fiscal year in order to improve the after-tax returns of the Fund. Additionally, using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and industry dimensions.
The Fund’s active positioning strategy provided exposure to RIM’s strategic equity beliefs associated with value and quality factors.
During the fiscal year, the strategy underperformed the S&P
500
®
Index. A tilt toward stocks with lower valuation detracted.
Sector allocation decisions limited further underperformance, as an overweight to the information technology sector and an underweight to the energy sector were beneficial.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Barrow, Hanley, Mewhinney & Strauss, LLC Value
J.P. Morgan Investment Management Inc. Market Oriented
Sustainable Growth Advisers, LP Growth
* Assumes initial investment on November 1, 2010.
** The Standard & Poor’s 500
®
Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The index is structured to approximate the general distribution of industries in the U.S.
economy.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Tax-Managed U.S. Large Cap Fund 217
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,138.80 $ 1,019.25
Expenses Paid During Period* $ 6.29 $ 5.94
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,134.40 $ 1,015.48
Expenses Paid During Period* $ 10.30 $ 9.73
* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,140.60 $ 1,021.01
Expenses Paid During Period* $ 4.41 $ 4.17
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
218 Tax-Managed U.S. Large Cap Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,140.10 $ 1,020.51
Expenses Paid During Period* $ 4.95 $ 4.67
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.7%
Consumer Discretionary - 15.0%
Advance Auto Parts, Inc. 9,135 1,345
Amazon.com, Inc.(Æ) 53,676 162,969
AutoZone, Inc.(Æ) 5,379 6,073
Best Buy Co., Inc. 44,114 4,921
Capri Holdings, Ltd.(Æ) 339,108 7,196
Charter Communications, Inc. Class A(Æ) 16,698 10,083
Comcast Corp. Class A 549,049 23,192
Costco Wholesale Corp. 65,676 23,487
DISH Network Corp. Class A(Æ) 362,530 9,241
Dollar General Corp. 5,400 1,127
Dollar Tree, Inc.(Æ) 24,159 2,182
DR Horton, Inc. 15,748 1,052
eBay, Inc. 26,648 1,269
Expedia Group, Inc. 5,900 555
Ford Motor Co. 577,447 4,464
Fox Corp. Class A 190,144 5,043
Garmin, Ltd. 46,864 4,875
General Motors Co. 29,701 1,026
Home Depot, Inc. (The) 75,922 20,249
Lennar Corp. Class A 2,800 197
Lennar Corp. Class B 56 3
Lowe's Cos., Inc. 185,439 29,318
McDonald's Corp. 5,663 1,206
Mohawk Industries, Inc.(Æ) 63,981 6,602
Netflix, Inc.(Æ) 62,099 29,543
Nike, Inc. Class B 489,751 58,809
nVent Electric PLC 6,066 109
O'Reilly Automotive, Inc.(Æ) 39,735 17,348
PulteGroup, Inc. 44,100 1,798
Ross Stores, Inc. 118,884 10,125
Royal Caribbean Cruises, Ltd. 10,518 593
Starbucks Corp. 215,173 18,711
Target Corp. 141,603 21,555
TJX Cos., Inc. (The) 324,871 16,503
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 30,793 6,367
VF Corp. 40,950 2,752
ViacomCBS, Inc. Class B 23,776 679
Walmart, Inc. 211,405 29,332
Walt Disney Co. (The) 106,122 12,867
Whirlpool Corp. 48,382 8,949
Wyndham Destinations, Inc. 52,623 1,717
Wyndham Hotels & Resorts, Inc. 59,865 2,784
Yum China Holdings, Inc. 29,534 1,572
Yum! Brands, Inc. 418,738 39,082
608,870
Consumer Staples - 3.6%
Archer-Daniels-Midland Co. 26,319 1,217
Clorox Co. (The) 8,673 1,797
Coca-Cola Co. (The) 222,093 10,674
Coca-Cola European Partners PLC 389,579 13,912
Colgate-Palmolive Co. 61,225 4,830
Constellation Brands, Inc. Class A 40,881 6,755
CVS Health Corp. 310,297 17,405
Estee Lauder Cos., Inc. (The) Class A 15,812 3,473
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
General Mills, Inc. 30,681 1,814
Hershey Co. (The) 4,970 683
Hormel Foods Corp. 16,940 825
JM Smucker Co. (The) 4,414 495
Keurig Dr Pepper, Inc. 14,940 402
Kimberly-Clark Corp. 12,200 1,618
Kroger Co. (The) 60,704 1,955
Molson Coors Beverage Co. Class B 22,323 787
Mondelez International, Inc. Class A 462,547 24,570
Monster Beverage Corp.(Æ) 7,365 564
PepsiCo, Inc. 131,961 17,589
Philip Morris International, Inc. 17,600 1,250
Procter & Gamble Co. (The) 175,452 24,054
Sysco Corp. 51,834 2,867
Unilever NV 89,978 5,089
Walgreens Boots Alliance, Inc. 4,717 161
144,786
Energy - 0.9%
Chevron Corp. 77,606 5,394
Diamondback Energy, Inc. 105,976 2,751
Exxon Mobil Corp. 184,832 6,029
Hess Corp. 163,635 6,090
Marathon Petroleum Corp. 3,280 97
Phillips 66 98,864 4,613
Pioneer Natural Resources Co. 74,579 5,934
Valero Energy Corp. 126,505 4,884
35,792
Financial Services - 16.3%
Aflac, Inc. 214,811 7,293
American Express Co. 193,075 17,616
American Tower Corp.(ö) 89,691 20,598
Ameriprise Financial, Inc. 5,878 945
Aon PLC Class A 59,306 10,913
Arthur J Gallagher & Co. 28,088 2,913
Assurant, Inc. 19,089 2,374
AvalonBay Communities, Inc.(ö) 5,000 696
Bank of America Corp. 881,489 20,891
Berkshire Hathaway, Inc. Class B(Æ) 192,065 38,778
Capital One Financial Corp. 147,276 10,763
Cboe Global Markets, Inc. 7,100 577
Charles Schwab Corp. (The) 44,438 1,827
Chubb, Ltd. 159,685 20,745
Citigroup, Inc. 166,642 6,902
Citizens Financial Group, Inc. 497,247 13,550
CME Group, Inc. Class A 2,510 378
Equinix, Inc.(Æ)(ö) 45,513 33,281
Equity LifeStyle Properties, Inc. Class A(ö) 6,103 361
Everest Re Group, Ltd. 900 177
Fidelity National Information Services, Inc. 35,385 4,409
Fifth Third Bancorp 223,451 5,189
First Republic Bank 2,386 301
FleetCor Technologies, Inc.(Æ) 187,711 41,467
Global Payments, Inc. 47,871 7,551
Goldman Sachs Group, Inc. (The) 12,071 2,282

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
220 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hartford Financial Services Group, Inc. 130,353 5,021
HCP, Inc.(ö) 387,932 10,463
Huntington Bancshares, Inc. 831,115 8,677
Intercontinental Exchange, Inc. 163,857 15,468
JPMorgan Chase & Co. 255,603 25,059
KeyCorp 472,418 6,132
Kimco Realty Corp.(ö) 434,379 4,457
Markel Corp.(Æ) 9,476 8,839
MasterCard, Inc. Class A 67,973 19,620
MetLife, Inc. 171,966 6,509
MGM Growth Properties LLC Class A(ö) 13,400 354
Moody's Corp. 58,542 15,391
Morgan Stanley 161,650 7,783
New York Community Bancorp, Inc. 496,456 4,126
Northern Trust Corp. 89,798 7,028
PayPal Holdings, Inc.(Æ) 507,583 94,476
PNC Financial Services Group, Inc. (The) 22,409 2,507
Progressive Corp. (The) 119,565 10,988
Prologis, Inc.(ö) 57,326 5,687
Prudential Financial, Inc. 67,246 4,305
Public Storage(ö) 26,394 6,046
Raymond James Financial, Inc. 6,917 529
Regions Financial Corp. 661,387 8,796
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 2,528
SVB Financial Group(Æ) 1,867 543
Synchrony Financial 264,937 6,629
T Rowe Price Group, Inc. 21,702 2,749
Torchmark Corp.(Æ) 60,409 4,899
Truist Financial Corp. 14,172 597
US Bancorp 464,069 18,075
Visa, Inc. Class A 332,240 60,371
Voya Financial, Inc. 21,215 1,017
Wells Fargo & Co. 318,349 6,829
Welltower, Inc.(ö) 14,818 797
Zions Bancorp NA 239,380 7,725
663,797
Health Care - 14.7%
Abbott Laboratories 481,804 50,643
AbbVie, Inc. 154,046 13,109
Alexion Pharmaceuticals, Inc.(Æ) 34,295 3,949
Amgen, Inc. 53,187 11,538
Anthem, Inc.(Æ) 58,028 15,830
Baxter International, Inc. 92,879 7,205
Becton Dickinson and Co. 127,726 29,521
Biogen, Inc.(Æ) 11,230 2,831
Boston Scientific Corp.(Æ) 282,389 9,677
Bristol Myers Squibb Co. 73,982 4,324
Centene Corp.(Æ) 84,349 4,985
Cerner Corp. 88,688 6,216
Cigna Corp. 139,990 23,374
Eli Lilly & Co. 57,295 7,475
Gilead Sciences, Inc. 5,040 293
HCA Healthcare, Inc. 19,425 2,408
Henry Schein, Inc.(Æ) 149,825 9,526
Humana, Inc. 17,246 6,886
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Illumina, Inc.(Æ) 80,530 23,571
Intuitive Surgical, Inc.(Æ) 80,749 53,867
IQVIA Holdings, Inc.(Æ) 36,189 5,573
Johnson & Johnson 255,014 34,965
Laboratory Corp. of America Holdings(Æ) 32,249 6,442
McKesson Corp. 76,085 11,222
Medtronic PLC 120,245 12,093
Merck & Co., Inc. 349,639 26,296
Novo Nordisk A/S - ADR 146,069 9,332
Pfizer, Inc. 204,057 7,240
Regeneron Pharmaceuticals, Inc.(Æ) 69,827 37,955
Sanofi - ADR 5,860 265
Stryker Corp. 13,945 2,817
Teleflex, Inc. 47,928 15,252
Thermo Fisher Scientific, Inc. 59,228 28,022
UnitedHealth Group, Inc. 279,377 85,250
Universal Health Services, Inc. Class B 46,226 5,064
Varian Medical Systems, Inc.(Æ) 56,489 9,761
Vertex Pharmaceuticals, Inc.(Æ) 11,953 2,491
Zimmer Biomet Holdings, Inc. 52,850 6,981
Zoetis, Inc. Class A 13,700 2,172
596,421
Materials and Processing - 4.6%
Air Products & Chemicals, Inc. 14,726 4,068
Ball Corp. 584,712 52,039
Carrier Global Corp. 231,724 7,737
Celanese Corp. Class A 82,004 9,308
Crown Holdings, Inc.(Æ) 14,346 1,231
Dow, Inc. 33,546 1,526
DuPont de Nemours, Inc. 357,898 20,357
Ecolab, Inc. 195,969 35,978
Ingevity Corp.(Æ) 4,417 242
Linde PLC(Æ) 204,195 44,993
Martin Marietta Materials, Inc. 2,605 694
Masco Corp. 34,631 1,856
PPG Industries, Inc. 4,260 553
Rio Tinto PLC - ADR 37,916 2,152
Trane Technologies PLC 42,168 5,598
188,332
Producer Durables - 9.2%
3M Co. 1,700 272
Accenture PLC Class A 56,902 12,343
Alaska Air Group, Inc. 60,991 2,311
Aptiv PLC 80,951 7,811
Automatic Data Processing, Inc. 76,295 12,052
Boeing Co. (The) 4,811 695
CSX Corp. 63,100 4,981
Danaher Corp. 208,019 47,748
Deere & Co. 58,674 13,255
Delta Air Lines, Inc. 131,221 4,021
Eaton Corp. PLC 32,770 3,401
Flir Systems, Inc. 185,975 6,451
Fortive Corp. 2,085 128
General Dynamics Corp. 37,863 4,973

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
General Electric Co. 677,570 5,028
Honeywell International, Inc. 190,196 31,372
IHS Markit, Ltd.(Æ) 518,320 41,916
Illinois Tool Works, Inc. 1,831 359
Ingersoll Rand, Inc.(Æ) 14,314 500
Johnson Controls International PLC(Æ) 20,895 882
Kansas City Southern 57,146 10,066
L3Harris Technologies, Inc. 15,494 2,496
Lockheed Martin Corp. 1,670 585
Mettler-Toledo International, Inc.(Æ) 22,157 22,110
Norfolk Southern Corp. 42,340 8,854
Northrop Grumman Corp. 62,544 18,127
Otis Worldwide Corp. 94,005 5,761
PACCAR, Inc. 40,168 3,430
Parker-Hannifin Corp. 9,867 2,056
Pentair PLC 6,066 302
Southwest Airlines Co. 147,980 5,850
Square, Inc. Class A(Æ) 88,190 13,659
Stanley Black & Decker, Inc. 104,535 17,374
TE Connectivity, Ltd. 27,015 2,617
Textron, Inc. 138,059 4,943
TopBuild Corp.(Æ) 3,805 583
TransDigm Group, Inc. 1,634 780
Union Pacific Corp. 162,675 28,823
United Airlines Holdings, Inc.(Æ) 140,535 4,759
Vontier Corp.(Æ) 834 24
Waste Management, Inc. 4,229 456
Waters Corp.(Æ) 24,577 5,476
Westinghouse Air Brake Technologies Corp. 220,660 13,085
Xerox Holdings Corp. 80,851 1,405
374,120
Technology - 29.0%
Adobe, Inc.(Æ) 71,687 32,051
Advanced Micro Devices, Inc.(Æ) 120,420 9,066
Akamai Technologies, Inc.(Æ) 3,335 317
Allegion PLC 17,438 1,718
Alphabet, Inc. Class A(Æ) 14,654 23,682
Alphabet, Inc. Class C(Æ) 63,653 103,182
Amphenol Corp. Class A 8,136 918
Analog Devices, Inc. 59,066 7,001
Apple, Inc. 1,554,050 169,175
Applied Materials, Inc. 109,156 6,465
ASML Holding NV 1,221 441
Autodesk, Inc.(Æ) 190,039 44,762
Booking Holdings, Inc.(Æ) 5,511 8,942
Broadcom, Inc. 42,023 14,693
CDK Global Inc. 996 43
Cisco Systems, Inc. 275,826 9,902
Citrix Systems, Inc. 25,203 2,855
Cognizant Technology Solutions Corp. Class
A 140,201 10,013
Corteva, Inc. Class W 642,817 21,200
Dell Technologies, Inc. Class C(Æ) 66,958 4,035
Electronic Arts, Inc. 104,582 12,532
F5 Networks, Inc.(Æ) 25,364 3,372
Facebook, Inc. Class A(Æ) 417,846 109,940
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hewlett Packard Enterprise Co. Class H 17,170 148
HP, Inc. 96,622 1,735
Intel Corp. 164,222 7,272
International Business Machines Corp. 8,600 960
Intuit, Inc. 111,133 34,971
Juniper Networks, Inc. 107,536 2,121
KLA Corp. 5,800 1,144
Lam Research Corp. 32,264 11,037
Leidos Holdings, Inc. 7,487 621
Lyft, Inc. Class A(Æ) 186,048 4,247
Match Group, Inc.(Æ) 283,795 33,142
Micron Technology, Inc.(Æ) 130,171 6,553
Microsoft Corp. 967,650 195,921
Motorola Solutions, Inc. 95,500 15,095
NVIDIA Corp. 52,133 26,137
NXP Semiconductors NV 10,045 1,357
Oracle Corp. 316,047 17,733
Perspecta, Inc. 10,694 192
Qorvo, Inc.(Æ) 74,161 9,445
QUALCOMM, Inc. 54,875 6,769
Raytheon Technologies Corp.(Æ) 268,776 14,600
Salesforce.com, Inc.(Æ) 328,427 76,284
SAP SE - ADR 59,771 6,385
Seagate Technology PLC 20,124 962
Synopsys, Inc.(Æ) 19,663 4,205
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 40,732 3,416
Texas Instruments, Inc. 79,192 11,450
VeriSign, Inc.(Æ) 26,379 5,031
Workday, Inc. Class A(Æ) 195,375 41,052
Xilinx, Inc. 374,417 44,440
1,180,730
Utilities - 4.4%
Ameren Corp. 78,490 6,367
American Electric Power Co., Inc. 26,048 2,342
AT&T, Inc. 442,226 11,949
CenterPoint Energy, Inc. 677,380 14,313
Cheniere Energy, Inc.(Æ) 5,800 278
CMS Energy Corp. 92,677 5,869
ConocoPhillips 207,273 5,932
Dominion Energy, Inc. 27,634 2,220
DTE Energy Co. 63,544 7,843
Duke Energy Corp. 91,833 8,459
Entergy Corp. 160,639 16,260
Eversource Energy(Æ) 45,857 4,002
Exelon Corp. 331,786 13,235
FirstEnergy Corp. 51,084 1,518
NextEra Energy, Inc. 226,916 16,613
NiSource, Inc. 38,538 885
Pinnacle West Capital Corp. 51,219 4,178
PPL Corp. 139,730 3,843
Public Service Enterprise Group, Inc. 14,344 834
Sempra Energy 14,900 1,868
Southern Co. (The) 159 9
T-Mobile US, Inc.(Æ) 29,604 3,244
Verizon Communications, Inc. 533,807 30,421

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
222 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WEC Energy Group, Inc. 59,178 5,950
Xcel Energy, Inc. 137,295 9,615
178,047
Total Common Stocks
(cost $2,321,801) 3,970,895
Warrants and Rights - 0.0%
Bristol Myers Squibb Co.(Æ)
2021  Rights 37,335 122
Total Warrants and Rights
(cost $80) 122
Short-Term Investments - 2.3%
U.S. Cash Management Fund(@) 91,170,009
(∞)
91,152
Total Short-Term Investments
(cost $91,162) 91,152
Total Investments - 100.0%
(identified cost $2,413,043) 4,062,169
Other Assets and Liabilities, Net
- 0.0%
1,965
Net Assets - 100.0%
4,064,134

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 223
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 608,870 $ — $ —
$ —
$ 608,870 15.0
Consumer Staples 144,786 — —
—
144,786 3.6
Energy 35,792 — —
—
35,792 0.9
Financial Services 663,797 — —
—
663,797 16.3
Health Care 596,421 — —
—
596,421 14.7
Materials and Processing 188,332 — —
—
188,332 4.6
Producer Durables 374,120 — —
—
374,120 9.2
Technology 1,180,730 — —
—
1,180,730 29.0
Utilities 178,047 — —
—
178,047 4.4
Warrants and Rights 122 — —
—
122 — *
Short-Term Investments — — —
91,152
91,152 2.3
Total Investments 3,971,017 — — 91,152 4,062,169 100.0
Other Assets and Liabilities, Net —*
100.0
* Less than 0.05% of net assets.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
224 Tax-Managed U.S. Large Cap Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,413,043
Investments, at fair value(>) ...........................................................................................................................................................
4,062,169
Receivables:
Dividends and interest ....................................................................................................................................................... 3,004
Dividends from affiliated funds .......................................................................................................................................... 12
Fund shares sold ................................................................................................................................................................ 6,543
Total assets .................................................................................................................................................
4,071,728
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 4,091
Accrued fees to affiliates .................................................................................................................................................... 3,197
Other accrued expenses ..................................................................................................................................................... 306
Total liabilities .............................................................................................................................................
7,594
Net Assets ............................................................................................................................................................
$ 4,064,134

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 225
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 1,535,553
Shares of beneficial interest ...........................................................................................................................................................
819
Additional paid-in capital ..............................................................................................................................................................
2,527,762
Net Assets ............................................................................................................................................................
$ 4,064,134
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 49.07
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 52.06
Class A — Net assets ............................................................................................................................................................. $ 69,634,011
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,419,132
Net asset value per share: Class C(#) ............................................................................................................................................. $ 46.25
Class C — Net assets ............................................................................................................................................................. $ 32,342,295
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 699,334
Net asset value per share: Class M(#) ............................................................................................................................................ $ 49.65
Class M — Net assets ............................................................................................................................................................ $ 620,317,067
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 12,493,329
Net asset value per share: Class S(#) .............................................................................................................................................. $ 49.65
Class S — Net assets ............................................................................................................................................................. $ 3,341,840,785
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 67,308,577
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 91,152
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
226 Tax-Managed U.S. Large Cap Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 57,161
Dividends from affiliated funds ......................................................................................................................................... 1,057
Total investment income ...............................................................................................................................................................
58,218
Expenses
Advisory fees .................................................................................................................................................................... 25,595
Administrative fees ........................................................................................................................................................... 1,875
Custodian fees ................................................................................................................................................................... 286
Distribution fees - Class A ................................................................................................................................................ 154
Distribution fees - Class C ................................................................................................................................................ 228
Transfer agent fees - Class A ............................................................................................................................................ 123
Transfer agent fees - Class C ............................................................................................................................................. 61
Transfer agent fees - Class E (1) ....................................................................................................................................... 2
Transfer agent fees - Class M ............................................................................................................................................ 1,096
Transfer agent fees - Class S ............................................................................................................................................. 6,431
Professional fees ............................................................................................................................................................... 293
Registration fees ............................................................................................................................................................... 197
Shareholder servicing fees - Class C ................................................................................................................................. 76
Shareholder servicing fees - Class E (1) ............................................................................................................................ 2
Trustees’ fees .................................................................................................................................................................... 178
Printing fees ...................................................................................................................................................................... 149
Miscellaneous ................................................................................................................................................................... 7 1
Expenses before reductions .............................................................................................................................................. 36,81 7
Expense reductions ........................................................................................................................................................... (1,42 4 )
Net expenses .................................................................................................................................................................................
35,393
Net investment income (loss) ........................................................................................................................................................
22,825
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (62,633)
Investments in affiliated funds .......................................................................................................................................... (53)
Net realized gain (loss) ..................................................................................................................................................................
(62,686)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 395,578
Investments in affiliated funds .......................................................................................................................................... (21)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 395,557
Net realized and unrealized gain (loss) ......................................................................................................................................... 332,871
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 355,696
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 227
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 22,825 $ 30,792
Net realized gain (loss) ...................................................................................................................... (62,686) (52,999)
Net change in unrealized appreciation (depreciation) ....................................................................... 395,557 402,446
Net increase (decrease) in net assets from operations ............................................................................. 355,696 380,239
Distributions
To shareholders
Class A .......................................................................................................................................... (324) (258)
Class E (1) ..................................................................................................................................... (2) (14)
Class M ......................................................................................................................................... (4,605) (1,582)
Class S ........................................................................................................................................... (25,478) (22,968)
Net decrease in net assets from distributions .......................................................................................... (30,409) (24,822)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 148,959 305,933
Total Net Increase (Decrease) in Net Assets ..........................................................................
474,246 661,350
Net Assets
Beginning of period .................................................................................................................................
3,589,888 2,928,538
End of period ..........................................................................................................................................
$ 4,064,134 $ 3,589,888

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
228 Tax-Managed U.S. Large Cap Fund
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 498 $ 21,086 313 $ 13,057
Proceeds from reinvestment of distributions 7 324 7 256
Payments for shares redeemed (208) (9,383) (250) (10,275)
Net increase (decrease)
297 12,027 70 3,038
Class C
Proceeds from shares sold 205 8,689 159 6,369
Payments for shares redeemed (203) (8,795) (258) (10,187)
Net increase (decrease)
2 (106) (99) (3,818)
Class E (1)
Proceeds from shares sold — — 1 26
Proceeds from reinvestment of distributions — ** 2 — ** 14
Payments for shares redeemed (26) (1,258) (36) (1,621)
Net increase (decrease)
(26) (1,256) (35) (1,581)
Class M
Proceeds from shares sold 5,297 241,114 7,571 325,883
Proceeds from reinvestment of distributions 96 4,604 42 1,581
Payments for shares redeemed (3,209) (143,789) (1,382) (59,477)
Net increase (decrease)
2,184 101,929 6,231 267,987
Class S
Proceeds from shares sold 17,462 795,821 18,729 787,991
Proceeds from reinvestment of distributions 530 25,269 602 22,658
Payments for shares redeemed (17,311) (784,725) (18,142) (770,342)
Net increase (decrease)
681 36,365 1,189 40,307
Total increase (decrease)
3,138 $ 148,959 7,356 $ 305,933
**      Less than 500 shares.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
230 Tax-Managed U.S. Large Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 45.09 .15 4.11 4.26 (.28) —
October 31, 2019 40.57 .30 4.46 4.76 (.24) —
October 31, 2018 39.23 .24 1.42 1.66 (.22) (.10)
October 31, 2017 32.20 .25 6.99 7.24 (.21) —
October 31, 2016 31.76 .22 .40 .62 (.18) —
Class C
October 31, 2020 42.57 (.18) 3.86 3.68 — —
October 31, 2019 38.34 (.01) 4.24 4.23 — —
October 31, 2018 37.16 (.07) 1.35 1.28 — (.10)
October 31, 2017 30.54 (.02) 6.64 6.62 — —
October 31, 2016 30.17 (.02) .39 .37 — —
Class M
October 31, 2020 45.61 .32 4.15 4.47 (.43) —
October 31, 2019 41.05 .42 4.52 4.94 (.38) —
October 31, 2018 39.70 .38 1.45 1.83 (.38) (.10)
October 31, 2017(5) 36.49 .17 3.04 3.21 — —
Class S
October 31, 2020 45.60 .28 4.15 4.43 (.38) —
October 31, 2019 41.04 .41 4.49 4.90 (.34) —
October 31, 2018 39.67 .34 1.45 1.79 (.32) (.10)
October 31, 2017 32.55 .34 7.07 7.41 (.29) —
October 31, 2016 32.08 .30 .41 .71 (.24) —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 231
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e )
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.28) 49.07 9.47 69,634 1.19 1.17 .32 40
(.24) 45.09 11.86 50,571 1.19 1.16 .71 34
(.32) 40.57 4.23 42,644 1.21 1.19 .57 24
(.21) 39.23 22.58 38,659 1.22 1.22 .69 35
(.18) 32.20 2.00 30,087 1.23 1.23 .70 23
— 46.25 8.64 32,342 1.94 1.92 (.41) 40
— 42.57 11.03 29,681 1.94 1.91 (.03) 34
(.10) 38.34 3.44 30,544 1.96 1.94 (.18) 24
— 37.16 21.68 30,529 1.97 1.97 (.06) 35
— 30.54 1.23 26,758 1.98 1.98 (.05) 23
(.43) 49.65 9.84 620,317 .94 .82 .68 40
(.38) 45.61 12.23 470,160 .95 .82 .97 34
(.48) 41.05 4.62 167,377 .96 .84 .90 24
— 39.70 8.80 89,387 .97 .87 .71 35
(.38) 49.65 9.74 3,341,841 .94 .92 .59 40
(.34) 45.60 12.12 3,038,276 .94 .91 .97 34
(.42) 41.04 4.51 2,685,454 .96 .94 .82 24
(.29) 39.67 22.89 2,238,737 .97 .97 .94 35
(.24) 32.55 2.25 1,724,367 .98 .98 .95 23

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
232 Tax-Managed U.S. Large Cap Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 2,293,330
Administration fees 175,678
Distribution fees 36,866
Shareholder servicing fees 7,181
Transfer agent fees 667,262
Trustee fees 16,293
$ 3,196,610
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 100,532 $ 584,419 $ 593,725 $ (53) $ (21) $ 91,152 $ 1,057 $ —
$ 100,532 $ 584,419 $ 593,725 $ (53) $ (21) $ 91,152 $ 1,057 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 2,415,999,466 $ 1,661,854,119 $ (15,684,132) $ 1,646,169,987 $ 17,880,212 $ (128,496,583)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 30,409,470 $ — $ — $ 24,820,737 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
234 Tax-Managed U.S. Mid & Small Cap Fund
Tax-Managed U.S. Mid & Small Cap Fund
-
Class A
‡
Total
Return
1 Year (7 .51)%
5 Years 4 .65%§
10 Years 8 .40%§
Tax-Managed U.S. Mid & Small Cap Fund
-
Class C
Total
Return
1 Year (2 .56)%
5 Years 5 .13%§
10 Years 8 .26%§
Tax-Managed U.S. Mid & Small Cap Fund
-
Class M
‡‡
Total
Return
1 Year (1 .45)%
5 Years 6 .29%§
10 Years 9 .39%§
Tax-Managed U.S. Mid & Small Cap Fund
-
Class S
Total
Return
1 Year (1 .55)%
5 Years 6 .21%§
10 Years 9 .35%§
Russell 2500
TM
Index **
Total
Return
1 Year 2 .12%
5 Years 8 .18%§
10 Years 10 .60%§

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Tax-Managed U.S. Mid & Small Cap Fund 235
The Tax-Managed U.S. Mid & Small Cap Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund's assets that RIM determines not to manage based upon
model portfolios provided by the Fund's money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had six money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class M and Class S Shares lost 1.86%, 2.56%,
1.45% and 1.55%, respectively. This is compared to the Fund’s benchmark, the Russell 2500™ Index, which gained 2.12%
during the same period. The Fund’s performance includes
operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Small Growth Category, a group of funds that Morningstar
considers to have investment strategies similar to those of the
Fund, gained 16.92%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
Investor sentiment was volatile during the fiscal year given the global spread of the coronavirus and the uncertainty around its progression, the extent of economic damage and the effectiveness of global policy response. In March and April, governments
worldwide implemented strict measures, including social
distancing, business closures, travel restrictions and quarantines.
These necessary health measures adversely affected the global economy and financial markets. To offset the impact, central banks and governments around the globe stepped in to provide monetary and fiscal stimulus. During the second half of 2020, the U.S. economy saw increased activity with job gains and
consumption markedly accelerating. Historic fiscal and monetary stimulus supported these trends, as well as the recovery of equity markets.
Over the fiscal year, growth stocks outperformed value stocks and large cap stocks outperformed small cap stocks. The coronavirus accelerated trends in e-commerce, cloud computing, online
advertising and remote work. The accelerated search for a
coronavirus vaccine and treatment also provided a tailwind for companies in the health care sector. On the other side, airlines, oil & gas companies and banks were hit particularly hard by the pandemic. Information technology and health care were among
the best performing sectors while energy and financials sectors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to U.S. mid and small capitalization stocks trading at discounted valuations as well as companies with higher quality characteristics such as lower financial leverage and higher profitability. This positioning was in recognition of perceived valuation opportunities as well as the risk of elevated levels of corporate debt and unprofitability among U.S. small and mid-cap companies. Within the U.S. mid
and small cap market, a preference for low valuation and high profitability stocks negatively impacted benchmark relative
performance.
From a sector standpoint, the Fund benefitted from an
underweight to the real estate sector and an overweight to the information technology sector. Stock selection by the Fund’s money managers was the primary detractor during the period, led by underperforming holdings within the health care, information technology and communication services sectors.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM also manages Fund assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Summit
Creek Advisors LLC was the best performing money manager

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
236 Tax-Managed U.S. Mid & Small Cap Fund
for the fiscal year and outperformed the Russell 2500™ Growth
Index. The money manager’s preference for companies with
higher growth characteristics and lower leverage was beneficial.
Additionally, an overweight to the information technology sector and underweight to the industrials sector were additive to
performance.
Ancora Advisors, LLC faced the strongest headwinds over
the fiscal year and underperformed the Russell 2500™ Index.
A tilt toward stocks with below benchmark valuation was not
beneficial over the year. Sector allocation decisions were not rewarded, including underweights to the information technology and health care sectors. Additionally, stock selection within the communication services and consumer discretionary sectors
meaningfully detracted.
During the period, RIM utilized a positioning strategy which is designed with the dual mandate of improving the Fund’s after-
tax returns as well as controlling Fund-level exposures and risks through the purchase of a stock portfolio. Because RIM controls all trading for the Fund, RIM managed the tax lots of the Fund and harvested losses and deferred capital gains with respect to certain securities during the fiscal year in order to improve the after-tax returns of the Fund. Additionally, using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and industry dimensions.
The Fund’s active positioning strategy provided exposure to RIM’s strategic equity beliefs associated with value and quality factors.
During the fiscal year, the strategy underperformed the Russell
2500™ Index, particularly as the value factor underperformed in the U.S. mid and small cap equity market. From a sector
perspective, an underweight to the health care sector and an overweight to the financials sector held back benchmark relative performance.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
In December 2019, RIM terminated Chartwell Investment
Partners, LLC and hired Cardinal Capital Management, L.L.C.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Ancora Advisors, LLC Market Oriented
Cardinal Capital Management L.L.C. Value
Copeland Capital Management, LLC Market Oriented
Falcon Point Capital, LLC Growth
Snow Capital Management, L.P. Value
Summit Creek Advisors, LLC Growth
* Assumes initial investment on November 1, 2010.
** Russell 2500
TM
Index is composed of the bottom 500 stocks in the Russell 1000
®
Index and all the stocks in the Russell 2000
®
Index. The Russell 2500
TM
Index
return reflect adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Tax-Managed U.S. Mid & Small Cap Fund 237
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fess; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,160.60 $ 1,017.70
Expenses Paid During Period* $ 8.04 $ 7.51
* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,156.90 $ 1,014.08
Expenses Paid During Period* $ 11.93 $ 11.14
* Expenses are equal to the Fund's annualized expense ratio of 2.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,163.50 $ 1,019.61
Expenses Paid During Period* $ 5.98 $ 5.58
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
238 Tax-Managed U.S. Mid & Small Cap Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,162.60 $ 1,019.10
Expenses Paid During Period* $ 6.52 $ 6.09
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 239
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.4%
Consumer Discretionary - 15.2%
1-800-Flowers.com, Inc. Class A(Æ) 14,360 285
Abercrombie & Fitch Co. Class A 21,379 304
AMC Networks, Inc. Class A(Æ)(Ñ) 18,809 400
American Eagle Outfitters, Inc.(Ñ) 225,762 3,095
American Outdoor Brands, Inc.(Æ) 5,336 81
American Public Education, Inc.(Æ) 6,747 191
Aramark Services, Inc. 14,731 409
Bassett Furniture Industries, Inc. 22,455 331
Beazer Homes USA, Inc.(Æ) 39,527 481
Bed Bath & Beyond, Inc.(Ñ) 27,391 542
Big Lots, Inc. 6,358 303
BJ's Restaurants, Inc. 11,885 335
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 388
Bloomin ' Brands, Inc. 198,281 2,772
Bluegreen Vacations Corp. 24,253 118
Bluegreen Vacations Holding Corp.(Æ) 5,993 49
Boot Barn Holdings, Inc.(Æ)(Ñ) 44,326 1,419
BorgWarner, Inc. 16,984 594
Boston Omaha Corp. Class A(Æ) 11,383 182
Boyd Gaming Corp. 15,720 499
Brinker International, Inc.(Ñ) 26,661 1,161
Brunswick Corp. 27,819 1,772
Burlington Stores, Inc.(Æ) 10,156 1,966
Cable One, Inc. 1,352 2,341
Caleres , Inc. 34,500 265
Callaway Golf Co. 14,281 221
Capri Holdings, Ltd.(Æ) 22,242 472
Carter's, Inc. 8,753 713
Carvana Co.(Æ)(Ñ) 1,087 202
Central Garden & Pet Co. Class A(Æ) 5,797 205
Century Casinos, Inc.(Æ) 39,565 186
Century Communities, Inc.(Æ) 18,164 706
Cheesecake Factory, Inc. (The)(Ñ) 77,382 2,300
Chegg , Inc.(Æ) 37,464 2,751
Churchill Downs, Inc. 5,570 831
Cinemark Holdings, Inc.(Ñ) 165,109 1,352
Citi Trends, Inc. 77,262 2,017
Conn's, Inc.(Æ)(Ñ) 29,533 277
Container Store Group, Inc. (The)(Æ)(Ñ) 58,500 557
Cooper Tire & Rubber Co. 16,993 584
Cooper-Standard Holdings, Inc.(Æ) 12,266 192
Cracker Barrel Old Country Store, Inc. 700 80
Dana Holding Corp. 34,276 480
Darden Restaurants, Inc. 13,243 1,217
Dave & Buster's Entertainment, Inc.(Ñ) 233,178 4,001
Deckers Outdoor Corp.(Æ) 9,224 2,337
Del Taco Restaurants, Inc.(Æ) 74,499 552
Delta Apparel, Inc.(Æ) 10,694 178
Dick's Sporting Goods, Inc. 32,474 1,840
Dine Brands Global, Inc. 4,644 239
Domino's Pizza, Inc. 7,114 2,691
Dorman Products, Inc.(Æ) 13,648 1,218
Entercom Communications Corp. Class A 125,004 188
Ethan Allen Interiors, Inc. 16,761 269
First Cash Financial Services, Inc. 14,169 737
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Five Below, Inc.(Æ) 27,802 3,707
Floor & Decor Holdings, Inc. Class A(Æ) 13,485 984
Fortune Brands Home & Security, Inc. 7,667 620
Fox Factory Holding Corp.(Æ) 21,379 1,798
Genesco, Inc.(Æ) 8,688 154
Gentex Corp. 12,980 359
Gentherm , Inc.(Æ) 38,134 1,765
G-III Apparel Group, Ltd.(Æ) 39,239 529
GMS, Inc.(Æ) 8,715 197
Goodyear Tire & Rubber Co. (The) 35,099 291
Grand Canyon Education, Inc.(Æ) 20,022 1,569
Gray Television, Inc.(Æ) 19,718 250
Group 1 Automotive, Inc. 2,622 278
H&R Block, Inc. 5,376 93
Hamilton Beach Brands Holding Co. Class A 22,559 497
Harley-Davidson, Inc. 19,169 630
Hillenbrand, Inc. 10,655 312
Hilton Grand Vacations, Inc.(Æ) 14,163 292
Hooker Furniture Corp. 9,225 254
IAC Interactive Corp.(Æ) 7,177 866
iHeartMedia , Inc. Class A(Æ)(Ñ) 19,814 163
IMAX Corp.(Æ) 13,092 151
International Game Technology PLC 47,959 394
Interpublic Group of Cos., Inc. (The) 14,186 257
IntriCon Corp.(Æ)(Ñ) 14,322 179
Jack in the Box, Inc. 6,369 510
K12, Inc.(Æ) 10,073 240
Kohl's Corp. 26,737 569
Kontoor Brands, Inc. 62,374 2,052
Kura Sushi USA, Inc. Class A(Æ)(Ñ) 15,144 195
L Brands, Inc. 27,381 876
Laureate Education, Inc. Class A(Æ) 15,582 203
Lee Enterprises, Inc.(Æ)(Ñ) 161,646 126
Leggett & Platt, Inc. 4,525 189
LGI Homes, Inc.(Æ) 2,560 274
Liberty Braves Group Class C(Æ) 72,857 1,491
Liberty Media Corp.-Liberty Braves Class
A(Æ) 17,145 355
Liberty Media Corp.-Liberty Formula One
Class C(Æ) 6,926 250
Liberty SiriusXM Group Class C(Æ) 53,212 1,841
Lithia Motors, Inc. Class A 19,481 4,472
LKQ Corp.(Æ) 42,380 1,356
M/I Homes, Inc.(Æ) 5,931 243
Madison Square Garden Entertainment Corp.
(Æ) 22,839 1,485
Madison Square Garden Sports Corp. Class
A(Æ) 3,936 558
Malibu Boats, Inc. Class A(Æ) 20,775 1,056
MarineMax , Inc.(Æ) 10,543 316
Marriott Vacations Worldwide Corp. 8,508 822
MDC Holdings, Inc. 8,164 355
Meritage Homes Corp.(Æ) 5,627 490
Meritor, Inc.(Æ) 13,699 333
Michaels Cos., Inc. (The)(Æ) 57,169 464
Mohawk Industries, Inc.(Æ) 6,071 626
Monro Muffler Brake, Inc. 16,360 688

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
240 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Murphy USA, Inc. 1,877 230
Nautilus, Inc.(Æ) 5,201 113
Newell Rubbermaid, Inc. 22,052 389
News Corp. Class A 14,211 187
Nexstar Media Group, Inc. Class A 42,296 3,485
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 86,442 1,438
nVent Electric PLC 34,460 622
NVR, Inc.(Æ) 153 605
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,858 3,384
OneSpaWorld Holdings, Ltd.(Æ) 33,234 206
Penn National Gaming, Inc.(Æ) 13,153 710
Pico Holdings, Inc.(Æ) 53,661 444
Pool Corp. 12,749 4,460
PulteGroup, Inc. 22,204 905
PVH Corp. 38,098 2,221
QuinStreet , Inc.(Æ) 58,446 935
Qurate Retail, Inc. Class A 159,448 1,079
RCI Hospitality Holdings, Inc. 22,182 475
Red Robin Gourmet Burgers, Inc.(Æ)(Ñ) 33,438 403
Revolve Group, Inc.(Æ) 71,072 1,285
Rocky Brands, Inc. 1,919 52
Saga Communications, Inc. Class A 7,894 134
Scholastic Corp. 13,410 265
Sensata Technologies Holding PLC(Æ) 7,563 331
Service Corp. International 12,051 558
Shoe Carnival, Inc. 6,564 203
Signet Jewelers, Ltd. 22,099 492
Sinclair Broadcast Group, Inc. Class A(Ñ) 25,353 471
Skechers USA, Inc. Class A(Æ) 27,104 859
Stamps.com, Inc.(Æ) 1,989 444
Strategic Eduation , Inc.(Æ) 8,382 696
Taylor Morrison Home Corp. Class A(Æ) 65,107 1,406
TEGNA, Inc. 6,655 80
Tempur Sealy International, Inc.(Æ) 2,227 198
Texas Roadhouse, Inc. Class A 9,894 693
Toll Brothers, Inc. 16,127 682
Tractor Supply Co. 9,321 1,242
Transcat , Inc.(Æ) 5,568 172
Travelzoo , Inc.(Æ) 28,260 210
TRI Pointe Group, Inc.(Æ) 33,493 550
Tupperware Brands Corp.(Æ) 35,839 1,137
Twin River Worldwide Holdings, Inc. 16,594 403
Urban Outfitters, Inc.(Æ) 99,452 2,222
Vail Resorts, Inc. 544 126
Vera Bradley, Inc.(Æ) 90,947 577
Willis Lease Finance Corp.(Æ) 10,710 227
Wingstop , Inc. 13,338 1,552
Wolverine World Wide, Inc. 65,264 1,741
WW International, Inc.(Æ) 20,022 424
Wyndham Destinations, Inc. 2,673 87
Wyndham Hotels & Resorts, Inc. 14,798 688
YETI Holdings, Inc.(Æ) 28,747 1,422
ZAGG, Inc.(Æ)(Ñ) 48,332 138
Zillow Group, Inc.(Æ) 4,441 394
133,352
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 2.6%
B&G Foods, Inc. Class A(Ñ) 17,462 464
Bridgford Foods Corp.(Æ) 17,554 320
Calavo Growers, Inc. 4,904 329
Casey's General Stores, Inc. 17,162 2,893
Church & Dwight Co., Inc. 9,774 864
Energizer Holdings, Inc.(Ñ) 8,100 319
Freshpet , Inc.(Æ) 3,749 429
Grocery Outlet Holding Corp.(Æ) 25,461 1,121
Hain Celestial Group, Inc. (The)(Æ) 8,981 276
Helen of Troy, Ltd.(Æ) 8,449 1,602
Herbalife Nutrition, Ltd.(Æ) 5,926 267
J&J Snack Foods Corp. 1,083 147
Lancaster Colony Corp. 8,002 1,329
Maui Land & Pineapple Co., Inc.(Æ) 13,631 138
Medifast , Inc. 8,067 1,133
MGP Ingredients, Inc.(Ñ) 5,280 222
Natural Grocers by Vitamin Cottage, Inc. 37,215 396
Nomad Foods, Ltd.(Æ) 103,406 2,508
Nu Skin Enterprises, Inc. Class A 20,503 1,012
Performance Food Group Co.(Æ) 5,696 191
PetMed Express, Inc.(Ñ) 4,814 142
Pilgrim's Pride Corp.(Æ) 70,401 1,179
Post Holdings, Inc.(Æ) 8,401 722
Rite Aid Corp.(Æ)(Ñ) 9,150 84
Sanderson Farms, Inc. 9,770 1,250
Seneca Foods Corp. Class A(Æ) 6,447 238
SpartanNash Co. 12,657 233
Spectrum Brands Holdings, Inc. 12,913 734
Sprouts Farmers Market, Inc.(Æ) 16,574 316
United Natural Foods, Inc.(Æ) 10,455 152
US Foods Holding Corp.(Æ) 27,704 579
Village Super Market, Inc. Class A 3,982 90
WD-40 Co. 4,740 1,154
Weis Markets, Inc. 6,526 296
23,129
Energy - 1.8%
AgroFresh Solutions, Inc.(Æ) 12,101 25
Algonquin Power & Utilities Corp. 83,868 1,271
Arch Coal, Inc.(Æ) 4,625 141
Berry Petroleum Corp. 66,534 174
Cabot Oil & Gas Corp. 90,103 1,603
ChampionX Corp.(Æ) 53,489 467
Cimarex Energy Co. 51,889 1,316
CONSOL Energy, Inc.(Æ) 63,902 242
Delek US Holdings, Inc. 18,526 186
Enphase Energy, Inc.(Æ) 2,701 265
EQT Corp. 17,282 262
First Solar, Inc.(Æ) 8,869 772
Green Brick Partners, Inc.(Æ) 15,710 281
Helix Energy Solutions Group, Inc.(Æ) 109,796 272
Hostess Brands, Inc. Class A(Æ) 213,588 2,700
Liberty Oilfield Services, Inc. Class A 80,925 541
Marathon Oil Corp. 107,685 426
Matador Resources Co.(Æ) 38,825 275
Matrix Service Co.(Æ) 33,590 255

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 241
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nabors Industries, Inc.(Ñ) 9,816 279
National Energy Services Reunited Corp.(Æ) 23,060 171
Oil States International, Inc.(Æ) 131,628 328
Parsley Energy, Inc. Class A 95,219 953
PrimeEnergy Corp.(Æ) 2,866 148
ProPetro Holding Corp.(Æ) 64,137 253
Renewable Energy Group, Inc.(Æ) 9,800 553
REX American Resources Corp.(Æ) 3,251 236
SEACOR Holdings, Inc.(Æ) 8,393 257
Smart Sand, Inc.(Æ)(Ñ) 234,133 300
SolarEdge Technologies, Inc.(Æ) 2,689 693
Solaris Oilfield Infrastructure, Inc. Class A 23,079 137
US Silica Holdings, Inc. 104,840 285
16,067
Financial Services - 21.6%
1st Constitution Bancorp 14,287 186
Aaron's Holdings Company, Inc. 26,376 1,378
Affiliated Managers Group, Inc. 11,012 830
Agree Realty Corp.(ö) 6,073 377
Alexandria Real Estate Equities, Inc.(ö) 3,627 550
Allegiance Bancshares, Inc. 6,840 194
Alliance Data Systems Corp. 19,316 996
Ally Financial, Inc. 77,389 2,065
Alpine Income Property Trust, Inc.(ö) 34,583 482
Altabank Corp.(Æ) 5,621 122
Amalgamated Bank Class A 21,395 238
Amerant Bancorp, Inc.(Æ) 3,684 37
American Equity Investment Life Holding
Co. 95,695 2,375
American Homes 4 Rent Class A(ö) 9,689 274
American Realty Investors, Inc.(Æ) 6,809 55
Americold Realty Trust(Ñ)(ö) 20,221 733
Ameris Bancorp 8,680 254
Apple Hospitality REIT, Inc.(ö) 26,356 261
Argo Group International Holdings, Ltd. 63,745 2,274
Arlington Asset Investment Corp. Class A(ö) 2,259 6
Associated Banc-Corp. 42,723 585
Assurant, Inc. 5,539 689
Assured Guaranty, Ltd. 7,127 182
Athene Holding, Ltd. Class A(Æ) 12,336 396
Atlantic Capital Bancshares, Inc.(Æ) 40,153 557
Atlantic Union Bankshares Corp.(Æ) 10,369 262
Auburn National Bancorporation, Inc. 2,101 78
Axis Capital Holdings, Ltd. 5,244 224
Axos Financial, Inc.(Æ) 11,130 303
Banc of California, Inc. 19,127 230
Bancorp, Inc. (The)(Æ) 29,842 287
BancorpSouth Bank 21,353 500
Bank of Commerce Holdings 23,656 190
Bank of NT Butterfield & Son, Ltd. (The) 26,529 702
Bank of Princeton (The) 8,818 173
Bank OZK 39,979 991
Bank7 Corp. 9,950 90
BankUnited , Inc. 79,990 2,020
Banner Corp. 10,529 388
Baycom Corp.(Æ) 22,273 247
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BBX Capital, Inc.(Æ) 5,993 21
BGC Partners, Inc. Class A 155,483 459
Blackstone Mortgage Trust, Inc. Class A(ö) 12,122 263
BOK Financial Corp. 4,492 264
Bridgewater Bancshares, Inc.(Æ) 45,425 505
Brighthouse Financial, Inc.(Æ) 17,423 577
Broadridge Financial Solutions, Inc. 6,755 930
Business First Bancshares, Inc. 14,890 247
Byline Bancorp, Inc. 32,112 422
Cadence Bancorp 88,593 994
Camden Property Trust(ö) 3,242 299
Cannae Holdings, Inc.(Æ) 77,905 2,881
Capstar Financial Holdings, Inc. 24,280 252
Carter Bank & Trust 53,078 369
CatchMark Timber Trust, Inc. Class A(ö) 21,728 189
Central Valley Community Bancorp 9,015 116
Century Bancorp, Inc. Class A 2,407 172
Chatham Lodging Trust(ö) 35,129 258
Chemung Financial Corp. 6,520 222
Chimera Investment Corp.(ö) 17,049 142
Civista Bancshares, Inc. 8,934 127
CNO Financial Group, Inc. 203,741 3,616
Coastal Financial Corp.(Æ) 1,026 15
Cohen & Steers, Inc. 13,642 768
Columbia Banking System, Inc. 82,133 2,333
Columbia Financial, Inc.(Æ) 82,368 1,004
Commerce Union Bancshares, Inc. 11,177 188
Community Bank System, Inc. 28,319 1,642
Community Bankers Trust Corp. 27,603 151
ConnectOne Bancorp, Inc. 15,388 237
CoreSite Realty Corp. Class A(ö) 4,273 510
County Bancorp, Inc.(Ñ) 15,612 289
Cowen Group, Inc. Class A 29,046 623
Curo Group Holdings Corp. 22,952 172
Customers Bancorp, Inc.(Æ) 76,169 1,053
CVB Financial Corp. 10,947 192
CyrusOne , Inc.(ö) 15,219 1,081
DiamondRock Hospitality Co.(ö) 53,464 264
Discover Financial Services 20,475 1,331
Duke Realty Corp.(ö) 52,523 1,995
Dynex Capital, Inc.(ö) 19,881 326
Eagle Bancorp, Inc. 9,283 278
Ellington Financial, Inc.(ö) 6,658 82
Encore Capital Group, Inc.(Æ)(Ñ) 5,663 181
Enova International, Inc.(Æ) 30,176 463
Enterprise Bancorp, Inc. 8,001 181
EPR Properties(ö) 9,375 224
Equity Bancshares, Inc. Class A(Æ) 24,876 457
Equity Commonwealth(ö) 10,139 268
Equity LifeStyle Properties, Inc. Class A(ö) 12,343 731
Erie Indemnity Co. Class A 4,852 1,130
Esquire Financial Holdings, Inc.(Æ) 16,840 263
Essent Group, Ltd. 10,157 405
Euronet Worldwide, Inc.(Æ) 22,332 1,984
Everest Re Group, Ltd. 1,556 307
FactSet Research Systems, Inc. 4,286 1,314
Fair Isaac Corp.(Æ) 9,448 3,698

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
242 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Farmers & Merchants Bancorp, Inc. 7,900 159
FB Financial Corp. 10,199 301
Federal Agricultural Mortgage Corp. Class C 4,641 300
Federated Hermes, Inc. Class B 7,801 186
First BanCorp 106,817 693
First Bancshares, Inc. 10,613 253
First Bank 42,747 320
First Citizens BancShares , Inc. Class A 372 172
First Commonwealth Financial Corp. 119,718 1,032
First Foundation, Inc. 11,197 167
First Hawaiian, Inc. 6,723 116
First Horizon National Corp. 358,903 3,736
First Industrial Realty Trust, Inc.(ö) 54,380 2,165
First Internet Bancorp 15,258 328
First Mid-Illinois Bancshares, Inc. 10,471 291
First Northwest Bancorp 6,736 79
First Savings Financial Group, Inc. 4,408 238
First United Corp. 15,255 182
Flagstar Bancorp, Inc. 7,263 213
Flushing Financial Corp. 24,978 320
FNB Corp. 377,030 2,850
Forestar Group, Inc.(Æ) 25,613 426
Four Corners Property Trust, Inc.(ö) 7,233 183
Front Yard Residential Corp.(Æ)(ö) 20,119 269
FRP Holdings, Inc.(Æ) 3,194 129
FS Bancorp, Inc. 7,965 369
FVC Bankcorp , Inc.(Æ) 7,494 93
GAMCO Investors, Inc. Class A 20,405 251
Gaming and Leisure Properties, Inc.(ö) 147,688 5,368
Genworth Financial, Inc. Class A(Æ) 108,399 426
Glacier Bancorp, Inc. 37,575 1,345
Globe Life, Inc. 8,772 711
Goosehead Insurance, Inc. Class A 13,292 1,629
Granite Point Mortgage Trust, Inc.(ö) 84,238 568
Great Ajax Corp.(ö) 27,875 214
Green Dot Corp. Class A(Æ) 14,472 772
Greene County Bancorp, Inc. 11,276 254
Greenhill & Co., Inc. 19,763 256
Hallmark Financial Services, Inc.(Æ) 57,368 155
Hancock Holding Co. 7,862 180
Hanover Insurance Group, Inc. (The) 23,918 2,288
HarborOne Bancorp, Inc. 18,935 178
HBT Financial, Inc. 11,802 146
Healthcare Realty Trust, Inc.(ö) 28,927 804
Heartland Financial USA, Inc. 4,204 139
Hersha Hospitality Trust Class A(ö) 45,331 222
Hilltop Holdings, Inc. 13,181 301
Home Bancorp, Inc. 10,098 255
Home BancShares , Inc. 40,342 670
HomeStreet , Inc. 12,145 377
Hope Bancorp, Inc. 63,110 509
Houlihan Lokey , Inc. Class A 19,740 1,238
Howard Hughes Corp. (The)(Æ) 40,392 2,512
Independence Realty Trust, Inc.(Ñ)(ö) 61,288 745
Independent Bank Corp. 16,205 243
Independent Bank Group, Inc. 20,643 1,065
Innovative Industrial Properties, Inc.(ö) 1,489 174
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Bancshares Corp. 12,549 347
Invesco, Ltd. 32,753 429
Investar Holding Corp. 12,062 168
Invitation Homes, Inc.(ö) 9,266 253
iStar , Inc.(Ñ)(ö) 15,472 183
Jack Henry & Associates, Inc. 4,909 728
Janus Henderson Group PLC 24,330 591
Jefferies Financial Group, Inc.(Æ) 4,646 91
Jones Lang LaSalle, Inc. 11,794 1,331
Kearny Financial Corp. 132,181 1,110
Kennedy-Wilson Holdings, Inc. 5,795 76
KeyCorp 15,209 197
Kimco Realty Corp.(ö) 4,738 49
Ladder Capital Corp. Class A(ö) 28,300 212
Lamar Advertising Co. Class A(ö) 5,068 314
Lazard, Ltd. Class A 23,853 803
Legacy Housing Corp.(Æ) 16,436 224
LendingTree , Inc.(Æ)(Ñ) 1,807 585
Level One Bancorp, Inc. 10,799 170
Life Storage, Inc.(Æ)(ö) 4,997 570
Lincoln National Corp. 77,819 2,731
Live Oak Bancshares, Inc. 8,927 333
Macerich Co. (The)(Ñ)(ö) 37,432 261
Mackinac Financial Corp. 23,475 233
MainStreet Bancshares, Inc.(Æ) 25,361 378
Marcus & Millichap, Inc.(Æ) 10,165 317
MarketAxess Holdings, Inc. 4,731 2,549
Marlin Business Services Corp. 19,503 142
Medical Properties Trust, Inc.(ö) 242,131 4,315
Merchants Bancorp 2,470 53
Meridian Bancorp, Inc. 6,455 80
Meridian Corp. 17,341 305
Meta Financial Group, Inc. 18,377 539
Metropolitan Bank Holding Corp.(Æ) 1,728 52
MFA Financial, Inc.(ö) 136,621 385
MGIC Investment Corp. 87,321 878
Mid-America Apartment Communities, Inc.
(ö) 16,377 1,910
MMA Capital Holdings, Inc.(Æ) 10,999 276
Mr. Cooper Group, Inc.(Æ) 20,365 429
MVB Financial Corp. 18,190 290
National Bank Holdings Corp. Class A 5,418 163
National General Holdings Corp. 46,436 1,577
National Health Investors, Inc.(ö) 6,615 371
National Western Life Group, Inc. Class A 755 128
New York Mortgage Trust, Inc.(ö) 129,643 329
Newmark Group, Inc. Class A 205,044 971
NexPoint Residential Trust, Inc.(ö) 10,085 447
NI Holdings, Inc.(Æ) 13,150 220
NMI Holdings, Inc. Class A(Æ) 57,349 1,232
Northeast Bank 9,317 179
Oak Valley Bancorp 18,129 251
ODP Corp. (The)(Æ) 8,873 173
OFG Bancorp 134,940 1,942
Old National Bancorp 27,918 390
Old Second Bancorp, Inc. 88,864 760
Oportun Financial Corp.(Æ) 6,563 87

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Oppenheimer Holdings, Inc. Class A 29,564 741
Origin Bancorp, Inc. 14,077 315
Pacific Premier Bancorp, Inc. 29,264 746
PacWest Bancorp 95,291 1,833
Parke Bancorp, Inc. 14,136 170
PCSB Financial Corp. 35,217 474
Peapack Gladstone Financial Corp. 18,179 307
Pebblebrook Hotel Trust(ö) 21,804 261
PennyMac Financial Services, Inc. 4,710 239
PennyMac Mortgage Investment Trust(ö) 27,955 419
Pioneer Bancorp, Inc.(Æ) 25,388 240
Popular, Inc. 31,311 1,321
Postal Realty Trust, Inc. Class A(ö) 52,637 731
Potlatch Corp.(ö) 44,199 1,836
Preferred Bank 5,110 173
Primerica, Inc. 2,921 322
ProSight Global, Inc.(Æ) 26,359 312
Provident Financial Services, Inc. 16,449 223
PS Business Parks, Inc.(ö) 3,323 379
QTS Realty Trust, Inc. Class A(ö) 4,918 303
Radian Group, Inc. 51,019 916
Rafael Holdings, Inc. Class B(Æ) 2,895 48
Raymond James Financial, Inc. 16,724 1,278
Rayonier, Inc.(ö) 14,986 380
Realogy Holdings Corp.(Æ) 23,624 264
Reinsurance Group of America, Inc. Class A 4,425 447
RenaissanceRe Holdings, Ltd. 1,743 282
Renasant Corp. 12,549 358
Republic First Bancorp, Inc.(Æ) 127,941 285
RLJ Lodging Trust(ö) 30,482 249
RMR Group, Inc. (The) Class A 2,668 71
Ryman Hospitality Properties, Inc.(ö) 4,049 161
Sabra Health Care REIT, Inc.(ö) 41,389 545
Sandy Spring Bancorp, Inc. 5,719 145
Santander Consumer USA Holdings, Inc. 12,870 262
Security National Financial Corp. Class A(Æ) 72,659 479
Selective Insurance Group, Inc. 41,173 2,143
Seritage Growth Properties(Æ)(Ñ)(ö) 7,833 100
Signature Bank 8,348 674
SL Green Realty Corp.(ö) 5,965 255
SLM Corp. 75,562 694
SmartFinancial , Inc. 15,375 230
South Plains Financial, Inc. 7,492 110
Southern First Bancshares, Inc.(Æ) 13,265 356
Southern Missouri Bancorp, Inc. 17,233 439
Spirit of Texas Bancshares, Inc. 39,297 499
St. Joe Co. (The)(Ñ) 28,774 778
Starwood Property Trust, Inc.(ö) 131,411 1,836
Sterling Bancorp 62,445 836
Stifel Financial Corp. 4,482 262
Stratus Properties, Inc.(Æ) 9,345 200
Summit Financial Group, Inc. 24,120 434
Sun Communities, Inc.(ö) 13,480 1,855
SVB Financial Group(Æ) 14,734 4,283
Synovus Financial Corp. 33,737 877
Target Hospitality Corp. Class A(Æ) 6,056 5
TCF Financial Corp. 152,034 4,137
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Terreno Realty Corp.(ö) 4,315 243
Texas Capital Bancshares, Inc.(Æ) 28,980 1,304
Third Point Reinsurance, Ltd.(Æ) 32,283 251
Timberland Bancorp, Inc. 9,941 189
Tradeweb Markets Inc. Class A 18,095 986
Transcontinental Realty Investors, Inc.(Æ) 3,000 66
TriState Capital Holdings, Inc.(Æ) 19,096 240
Triumph Bancorp, Inc.(Æ) 6,648 280
TrustCo Bank Corp. 12,366 68
Two Harbors Investment Corp.(ö) 110,592 560
UMB Financial Corp. 6,975 425
Umpqua Holdings Corp. 130,940 1,645
United Community Banks, Inc. 9,570 200
Unity Bancorp, Inc. 13,427 188
Universal Insurance Holdings, Inc. 8,695 108
Unum Group 41,015 724
Veritex Holdings, Inc. 21,695 428
Virtus Investment Partners, Inc. 1,898 303
Voya Financial, Inc. 75,748 3,631
Waddell & Reed Financial, Inc. Class A(Ñ) 20,299 312
Walker & Dunlop, Inc. 6,326 398
Webster Financial Corp. 21,173 682
Western Alliance Bancorp 14,653 604
Western New England Bancorp, Inc. 41,474 239
Wintrust Financial Corp. 3,628 179
World Acceptance Corp.(Æ)(Ñ) 5,306 446
WR Berkley Corp. 5,746 345
WSFS Financial Corp. 8,031 255
Zions Bancorp NA 8,633 279
190,014
Health Care - 14.2%
Abeona Therapeutics, Inc.(Æ) 216,444 232
Acadia Healthcare Co., Inc.(Æ) 5,395 192
Acadia Pharmaceuticals, Inc.(Æ) 7,532 350
ADMA Biologics, Inc.(Æ) 123,968 247
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Aeglea BioTherapeutics , Inc.(Æ) 24,354 187
Affimed NV(Æ) 22,955 73
Align Technology, Inc.(Æ) 9,207 3,923
Alkermes PLC(Æ) 7,503 122
Alnylam Pharmaceuticals, Inc.(Æ) 2,931 360
AMAG Pharmaceuticals, Inc.(Æ) 19,691 270
AMN Healthcare Services, Inc.(Æ) 74,553 4,867
AnaptysBio , Inc.(Æ) 15,870 468
Anavex Life Sciences Corp.(Æ)(Ñ) 41,007 242
ANI Pharmaceuticals, Inc.(Æ) 9,834 251
Anika Therapeutics, Inc.(Æ) 17,052 556
Aptinyx , Inc.(Æ) 68,818 202
Apyx Medical Corp.(Æ) 37,880 228
Arena Pharmaceuticals, Inc.(Æ) 2,330 200
Arrowhead Pharmaceuticals, Inc.(Æ) 7,640 438
Avid Bioservices , Inc.(Æ) 21,940 159
Beyondspring , Inc.(Æ) 13,988 206
BioDelivery Sciences International, Inc.(Æ) 82,076 259
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 1,324
BioSpecifics Technologies Corp.(Æ) 5,293 466

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
244 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bio- Techne Corp.(Æ) 18,458 4,659
BioTelemetry , Inc.(Æ) 60,854 2,591
Black Diamond Therapeutics, Inc.(Æ) 6,367 201
Bluebird Bio, Inc.(Æ) 4,778 247
Blueprint Medicines Corp.(Æ) 3,245 332
Brookdale Senior Living, Inc. Class A(Æ) 63,226 186
CASI Pharmaceuticals, Inc.(Æ) 91,094 214
Catalyst Biosciences, Inc.(Æ) 53,464 293
Catalyst Pharmaceuticals, Inc.(Æ) 169,263 503
Cellular Biomedicine Group, Inc.(Æ) 14,586 263
CEL-SCI Corp.(Æ)(Ñ) 6,453 78
Centene Corp.(Æ) 33,693 1,991
Change Healthcare, Inc.(Æ) 211,413 2,991
Charles River Laboratories International,
Inc.(Æ) 9,822 2,236
Chemed Corp. 4,665 2,231
Chinook Therapeutics, Inc.(Æ) 15,391 190
Coherus Biosciences, Inc.(Æ) 16,207 270
Concert Pharmaceuticals, Inc.(Æ) 18,074 187
Cooper Cos., Inc. (The) 2,058 657
CorVel Corp.(Æ) 11,987 1,093
CymaBay Therapeutics, Inc.(Æ) 32,142 267
Deciphera Pharmaceuticals, Inc.(Æ) 3,862 224
DermTech , Inc.(Æ) 12,113 155
DexCom , Inc.(Æ) 2,330 745
Eagle Pharmaceuticals, Inc.(Æ) 10,200 474
Eiger BioPharmaceuticals , Inc.(Æ) 15,566 138
Eloxx Pharmaceuticals, Inc.(Æ) 25,436 64
Emergent BioSolutions , Inc.(Æ) 10,817 973
Encompass Health Corp.(Æ) 8,083 496
Enochian Biosciences, Inc.(Æ)(Ñ) 35,150 107
Ensign Group, Inc. (The) 29,828 1,755
Envista Holdings Corp.(Æ) 34,354 908
ETON Pharmaceuticals, Inc.(Æ)(Ñ) 36,079 263
Evolus , Inc.(Æ)(Ñ) 60,884 184
Exact Sciences Corp.(Æ) 8,202 1,016
Exelixis , Inc.(Æ) 15,850 325
Exicure , Inc.(Æ) 65,071 98
Fennec Pharmaceuticals, Inc.(Æ) 31,728 240
FibroGen , Inc.(Æ) 6,862 263
Five Star Senior Living, Inc.(Æ) 50,091 229
Galectin Therapeutics, Inc.(Æ)(Ñ) 106,075 269
Galera Therapeutics, Inc.(Æ) 22,262 182
Global Blood Therapeutics, Inc.(Æ) 4,886 258
Globus Medical, Inc. Class A(Æ) 6,567 342
GlycoMimetics , Inc.(Æ) 84,135 236
Gritstone Oncology, Inc.(Æ) 82,334 225
Guardant Health, Inc.(Æ) 1,820 194
Haemonetics Corp.(Æ) 20,950 2,118
Halozyme Therapeutics, Inc.(Æ) 7,240 203
Harpoon Therapeutics, Inc.(Æ) 12,636 183
HealthEquity , Inc.(Æ) 29,067 1,497
Henry Schein, Inc.(Æ) 17,551 1,116
Heron Therapeutics, Inc.(Æ) 17,326 283
Hookipa Pharma, Inc.(Æ)(Ñ) 10,216 96
Horizon Therapeutics PLC(Æ) 24,512 1,837
Icon PLC(Æ) 18,708 3,373
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Innoviva , Inc.(Æ) 27,555 298
Integra LifeSciences Holdings Corp.(Æ) 36,168 1,595
Intercept Pharmaceuticals, Inc.(Æ) 9,104 253
Intersect ENT, Inc.(Æ) 20,433 317
Invitae Corp.(Æ)(Ñ) 8,098 318
Ionis Pharmaceuticals, Inc.(Æ) 7,245 340
Iovance Biotherapeutics , Inc.(Æ) 10,944 390
Ironwood Pharmaceuticals, Inc. Class A(Æ) 36,493 361
Jazz Pharmaceuticals PLC(Æ) 3,941 568
KalVista Pharmaceuticals, Inc.(Æ) 18,705 322
Kindred Biosciences, Inc.(Æ) 402 1
Laboratory Corp. of America Holdings(Æ) 7,934 1,585
Lannett Co., Inc.(Æ) 38,341 247
Larimar Therapeutics, Inc.(Æ)(Ñ) 13,163 247
LeMaitre Vascular, Inc. 29,363 954
Lexicon Pharmaceuticals, Inc.(Æ)(Ñ) 193,087 214
LHC Group, Inc.(Æ) 22,028 4,770
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 43,723 3,605
Livongo Health, Inc.(Æ)(Š) 3,995 482
Magellan Health, Inc.(Æ) 10,957 792
Marker Therapeutics, Inc.(Æ) 48,116 65
MediciNova , Inc.(Æ)(Ñ) 33,181 185
Medpace Holdings, Inc.(Æ) 5,196 576
MeiraGTx Holdings PLC(Æ) 12,371 158
Minerva Neurosciences, Inc.(Æ) 84,135 270
Mirati Therapeutics, Inc.(Æ) 2,158 469
Misonix , Inc.(Æ) 2,116 24
Moderna , Inc.(Æ) 1,559 105
Molina Healthcare, Inc.(Æ) 4,848 904
MyoKardia , Inc.(Æ) 6,086 1,360
Myriad Genetics, Inc.(Æ) 41,162 512
Natera , Inc.(Æ) 3,441 231
NeoGenomics , Inc.(Æ) 56,216 2,205
Neubase Therapeutics, Inc.(Æ) 21,652 170
NeuroBo Pharmaceuticals, Inc.(Æ) 28,597 144
Nevro Corp.(Æ) 2,871 428
Novavax , Inc.(Æ)(Ñ) 3,186 257
Nymox Pharmaceutical Corp.(Æ)(Ñ) 21,941 42
Omnicell , Inc.(Æ) 19,108 1,654
Oranogenesis Holdings, Inc.(Æ) 10,901 40
Orgenesis , Inc.(Æ) 28,590 129
Owens & Minor, Inc. 22,797 573
Pennant Group, Inc. (The)(Æ) 33,661 1,402
Perrigo Co. PLC 5,209 229
Pfenex , Inc.(Æ)(Š) 16,762 13
PRA Health Sciences, Inc.(Æ) 16,172 1,576
Prestige Brands Holdings, Inc.(Æ) 7,856 259
Providence Service Corp. (The)(Æ) 3,951 464
PTC Therapeutics, Inc.(Æ) 11,847 618
Puma Biotechnology, Inc.(Æ) 28,674 240
Quest Diagnostics, Inc. 7,338 896
Quidel Corp.(Æ) 2,921 784
Radius Health, Inc.(Æ) 20,225 271
Recro Pharma, Inc.(Æ) 134,195 213
REGENXBIO, Inc.(Æ) 1,544 44
Repligen Corp.(Æ) 12,331 2,054
ResMed , Inc. 5,478 1,051

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Revolution Medicines, Inc.(Æ) 8,462 255
Rigel Pharmaceuticals, Inc.(Æ) 77,409 192
Rubius Therapeutics, Inc.(Æ)(Ñ) 11,770 50
Sage Therapeutics, Inc.(Æ) 5,384 395
Sarepta Therapeutics, Inc.(Æ) 13,002 1,767
Satsuma Pharmaceuticals, Inc.(Æ) 69,351 247
Savara , Inc.(Æ) 67,138 70
Seagen Inc.(Æ) 4,553 759
Seres Therapeutics, Inc.(Æ) 9,517 265
Solid Biosciences, Inc.(Æ) 76,247 249
Spectrum Pharmaceuticals, Inc.(Æ) 7,515 26
STERIS PLC 18,770 3,326
Supernus Pharmaceuticals, Inc.(Æ) 14,740 271
Sutro Biopharma, Inc.(Æ)(Ñ) 17,369 223
Syneos Health, Inc. Class A(Æ) 41,632 2,210
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 13,612 470
Tandem Diabetes Care, Inc.(Æ) 2,088 228
TCR2 Therapeutics, Inc.(Æ) 9,448 186
Teladoc Health, Inc.(Æ) 2,365 434
Tricida , Inc.(Æ) 30,361 171
Triple-S Management Corp. Class B(Æ) 14,307 265
Tyme Technologies, Inc.(Æ)(Ñ) 135,489 118
Ultragenyx Pharmaceutical, Inc.(Æ) 5,040 507
United Therapeutics Corp.(Æ) 7,848 1,053
UNITY Biotechnology, Inc.(Æ) 69,172 268
US Physical Therapy, Inc. 19,081 1,514
Utah Medical Products, Inc. 10,082 837
Vanda Pharmaceuticals, Inc.(Æ) 59,417 635
Varian Medical Systems, Inc.(Æ) 3,939 681
Veeva Systems, Inc. Class A(Æ) 6,119 1,652
Veracyte , Inc.(Æ) 26,144 906
Vericel Corp.(Æ) 53,967 1,000
Voyager Therapeutics, Inc.(Æ) 11,972 127
West Pharmaceutical Services, Inc. 14,698 3,999
X4 Pharmaceuticals, Inc.(Æ) 6,786 39
XBiotech , Inc.(Æ)(Ñ) 7,956 136
Xeris Pharmaceuticals, Inc.(Æ)(Ñ) 77,815 368
XOMA Corp.(Æ)(Ñ) 9,141 227
Zimmer Biomet Holdings, Inc. 7,499 991
Zogenix , Inc.(Æ) 10,956 234
124,196
Materials and Processing - 8.6%
AAON, Inc. 11,226 656
Acuity Brands, Inc. 2,856 255
AdvanSix , Inc.(Æ) 27,650 421
Albemarle Corp. 5,736 535
Alcoa Corp.(Æ) 35,025 453
American Vanguard Corp. 2,665 34
American Woodmark Corp.(Æ) 6,655 550
Arconic Corp.(Æ) 67,194 1,461
Ashland Global Holdings, Inc. 29,554 2,062
Atkore International Group, Inc.(Æ) 11,750 243
Avient Corp.(Æ) 7,371 229
Axalta Coating Systems, Ltd.(Æ) 110,035 2,763
B2Gold Corp. 208,236 1,341
Balchem Corp. 20,807 2,080
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Beacon Roofing Supply, Inc.(Æ) 9,638 296
Belden, Inc. 5,651 174
Berry Plastics Group, Inc.(Æ) 21,307 994
Builders FirstSource , Inc.(Æ) 11,757 356
Caesarstone , Ltd. 27,815 268
Century Aluminum Co.(Æ) 96,517 635
CF Industries Holdings, Inc. 5,180 143
Cleveland-Cliffs, Inc.(Æ)(Ñ) 46,372 384
Comfort Systems USA, Inc. 8,542 391
Commercial Metals Co. 176,625 3,647
Compass Minerals International, Inc. 5,721 345
Crown Holdings, Inc.(Æ) 12,014 1,031
Domtar Corp. 39,358 940
Eagle Materials, Inc. 17,343 1,478
Element Solutions Inc.(Æ) 182,667 2,141
FMC Corp. 45,810 4,707
GCP Applied Technologies, Inc.(Æ) 2,986 65
Gold Resource Corp. 222,139 609
HB Fuller Co. 3,985 180
Hexcel Corp. 8,499 285
Huntsman Corp. 21,662 526
IAA, Inc.(Æ) 57,590 3,259
Ingevity Corp.(Æ) 3,255 179
Innospec , Inc. 4,161 275
International Paper Co. 20,478 896
Intrepid Potash, Inc.(Æ) 20,193 202
ITT, Inc. 39,309 2,379
JELD-WEN Holding, Inc.(Æ) 19,655 413
KAR Auction Services, Inc. 137,349 2,000
Koppers Holdings, Inc.(Æ) 14,523 326
Kraton Corp.(Æ) 13,822 391
Lennox International, Inc. 3,222 875
Marrone Bio Innovations, Inc.(Æ)(Ñ) 45,749 50
Masco Corp. 35,007 1,876
Minerals Technologies, Inc. 16,922 925
Mosaic Co. (The) 29,413 544
MRC Global, Inc.(Æ) 31,956 136
NL Industries, Inc. 39,297 163
NN, Inc.(Æ) 51,713 277
O-I Glass, Inc. Class I 16,362 154
Olin Corp. 23,277 385
Olympic Steel, Inc. 22,978 262
Orion Engineered Carbons SA 36,892 541
Owens Corning 10,132 663
Packaging Corp. of America 4,726 541
Patrick Industries, Inc. 7,858 438
PGT Innovations, Inc.(Æ) 14,527 241
PQ Group Holdings, Inc.(Æ) 22,221 257
Quaker Chemical Corp.(Ñ) 3,484 665
RBC Bearings, Inc.(Æ) 1,937 231
Reliance Steel & Aluminum Co. 4,945 539
Resideo Technologies, Inc.(Æ) 50,050 504
Royal Gold, Inc. 3,241 385
RPM International, Inc. 6,601 559
Ryerson Holding Corp.(Æ) 31,214 246
Schweitzer-Mauduit International, Inc. 4,419 147
Sealed Air Corp. 19,870 787

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
246 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sensient Technologies Corp. 12,567 822
Silgan Holdings, Inc. 148,630 5,120
Sonoco Products Co. 3,919 192
Steel Dynamics, Inc. 20,453 644
Stepan Co. 1,580 184
Terminix Global Holdings, Inc.(Æ) 39,775 1,873
Timken Co. (The) 7,696 459
TimkenSteel Corp.(Æ) 22,790 88
Trex Co., Inc.(Æ) 26,505 1,843
Trinseo SA 18,283 582
UFP Industries Inc.(Æ) 7,875 393
United States Steel Corp.(Ñ) 44,494 430
US Concrete, Inc.(Æ) 17,571 597
Valhi, Inc. 11,513 157
Valmont Industries, Inc. 2,427 345
Valvoline, Inc. 91,788 1,805
Verso Corp. Class A 112,489 875
Vulcan Materials Co. 12,507 1,812
Watsco , Inc. 4,901 1,098
Westlake Chemical Corp. 6,173 417
Worthington Industries, Inc. 9,630 474
WR Grace & Co. 2,986 130
75,729
Producer Durables - 14.1%
AAR Corp.(Æ) 11,205 218
ABM Industries, Inc. 4,060 141
ACCO Brands Corp. 251,966 1,328
AECOM(Æ) 40,397 1,811
Air Lease Corp. Class A 18,180 495
Alamo Group, Inc. 5,697 686
Allison Transmission Holdings, Inc. Class A 22,796 824
Alta Equipment Group Inc.(Æ)(Ñ) 66,347 506
Altra Industrial Motion Corp. 10,334 442
AO Smith Corp. 22,536 1,165
Applied Industrial Technologies, Inc. 4,001 244
ArcBest Corp. 26,835 819
Arcosa , Inc. 62,132 2,869
Atlas Air Worldwide Holdings, Inc.(Æ) 22,222 1,315
Avalara, Inc.(Æ) 13,851 2,064
Avery Dennison Corp. 4,784 662
AZZ, Inc. 4,573 154
Badger Meter, Inc. 12,047 884
Barnes Group, Inc. 26,877 986
Beyond Meat, Inc.(Æ) 2,953 421
Booz Allen Hamilton Holding Corp. Class A 9,028 709
Brady Corp. Class A 44,653 1,684
Brink's Co. (The) 1,570 67
Bristow Group Inc.(Æ) 18,999 395
BWX Technologies, Inc. Class W(Æ) 87,606 4,819
Carlisle Cos., Inc. 3,258 404
CECO Environmental Corp.(Æ) 55,481 393
Chart Industries, Inc.(Æ) 6,668 563
CIRCOR International, Inc.(Æ) 14,686 410
Colfax Corp.(Æ) 77,038 2,095
Construction Partners, Inc. Class A(Æ)(Ñ) 68,412 1,394
Costamare , Inc. 25,127 143
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CoStar Group, Inc.(Æ) 4,439 3,656
Curtiss-Wright Corp. 1,812 153
Darling Ingredients, Inc.(Æ) 12,608 542
DHI Group, Inc.(Æ) 39,679 67
Diamond S Shipping, Inc.(Æ) 24,255 137
Dorian LPG, Ltd.(Æ) 46,650 383
Ducommun, Inc.(Æ) 5,070 167
DXP Enterprises, Inc.(Æ) 10,162 159
Dycom Industries, Inc.(Æ) 11,879 771
Eagle Bulk Shipping, Inc.(Æ) 714 10
Echo Global Logistics, Inc.(Æ) 26,334 710
EMCOR Group, Inc. 2,714 185
Encore Wire Corp. 5,691 263
EnPro Industries, Inc. 10,599 626
ESCO Technologies, Inc. 24,586 2,058
ExlService Holdings, Inc.(Æ) 4,894 371
Exponent, Inc. 10,274 715
Flir Systems, Inc. 16,230 563
Flowserve Corp. 907 26
Fluor Corp. 37,800 429
Forward Air Corp. 3,832 241
Franklin Electric Co., Inc. 24,410 1,458
frontdoor , Inc.(Æ) 12,984 514
FTI Consulting, Inc.(Æ) 2,997 295
Gates Industrial Corp. PLC(Æ) 17,821 198
Generac Holdings, Inc.(Æ) 3,752 788
GP Strategies Corp.(Æ) 18,893 182
Graco , Inc. 4,371 271
Granite Construction, Inc. 19,483 376
Greenbrier Cos., Inc. 6,067 164
H&E Equipment Services, Inc. 20,683 435
Harsco Corp.(Æ) 30,996 400
Hawaiian Holdings, Inc.(Ñ) 36,899 511
HEICO Corp. 18,810 1,976
Herman Miller, Inc. 4,643 141
Hertz Global Holdings, Inc. Class W(Æ) 7,337 325
HNI Corp. 4,654 151
Howmet Aerospace, Inc. 66,445 1,146
Huntington Ingalls Industries, Inc. 3,147 464
IDEX Corp. 2,046 349
Information Services Group, Inc.(Æ) 51,278 105
Insperity , Inc. 1,176 90
International Seaways, Inc. 13,381 181
Itron , Inc.(Æ) 9,967 677
Jacobs Engineering Group, Inc. 8,389 797
JetBlue Airways Corp.(Æ) 256,700 3,073
Kaman Corp. Class A 28,801 1,142
Kennametal, Inc. 11,295 350
Keysight Technologies, Inc.(Æ) 22,599 2,370
Knight-Swift Transportation Holdings, Inc.
(Æ) 9,433 358
Knoll, Inc. 30,430 349
Kornit Digital, Ltd.(Æ) 13,697 922
Lamb Weston Holdings, Inc. 13,511 857
Landstar System, Inc. 6,155 768
Littelfuse , Inc. 7,051 1,396
Lydall , Inc.(Æ) 15,539 308

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MasTec , Inc.(Æ) 21,130 1,049
MAXIMUS, Inc. 23,374 1,580
Mayville Engineering Co., Inc.(Æ) 14,247 127
Mesa Air Group, Inc.(Æ) 81,408 257
Middleby Corp.(Æ) 8,536 850
Mistras Group, Inc.(Æ) 40,931 152
Modine Manufacturing Co.(Æ) 443,694 2,840
Moog, Inc. Class A 2,336 146
MSC Industrial Direct Co., Inc. Class A 4,816 335
MTS Systems Corp. 8,790 213
MYR Group, Inc.(Æ) 11,935 510
Navistar International Corp.(Æ) 8,560 369
Nordson Corp. 6,859 1,327
NV5 Global, Inc.(Æ) 30,811 1,728
Oshkosh Corp. 3,167 213
Park-Ohio Holdings Corp. 8,275 163
Paylocity Holding Corp.(Æ) 19,836 3,680
Pentair PLC 13,065 650
Pitney Bowes, Inc. 36,515 194
Proto Labs, Inc.(Æ) 8,133 960
Quanta Services, Inc. 41,291 2,578
Regal Beloit Corp. 9,258 913
Repay Holdings Corp.(Æ) 62,302 1,404
Robert Half International, Inc. 4,436 225
Rush Enterprises, Inc. Class A 47,322 1,696
Ryder System, Inc. 13,972 688
Saia, Inc.(Æ) 16,739 2,472
Schneider National, Inc. Class B 9,335 206
SHYFT Group, Inc. (The)(Æ) 18,176 351
SkyWest, Inc. 16,791 487
Smith & Wesson Brands, Inc.(Æ) 21,346 354
Snap-on, Inc. 3,029 477
Spirit Airlines, Inc.(Æ)(Ñ) 48,491 852
SPX Corp.(Æ) 51,202 2,170
Steelcase, Inc. Class A 14,798 154
Stericycle, Inc.(Æ) 12,268 764
Sterling Construction Co., Inc.(Æ) 21,014 309
StoneCo , Ltd. Class A(Æ) 7,856 413
Teledyne Technologies, Inc.(Æ) 2,716 840
Terex Corp. 16,159 399
Tetra Tech, Inc. 14,434 1,457
Textainer Group Holdings, Ltd.(Æ) 16,226 235
Textron, Inc. 11,075 396
Thermon Group Holdings, Inc.(Æ) 36,441 368
Tidewater, Inc.(Æ) 10,522 62
TopBuild Corp.(Æ) 4,653 713
Toro Co. (The) 9,799 805
TreeHouse Foods, Inc.(Æ) 22,594 878
Trimble Navigation, Ltd.(Æ) 49,203 2,368
Trinity Industries, Inc. 45,291 853
Ultralife Corp.(Æ) 22,292 115
UniFirst Corp. 4,504 738
United Rentals, Inc.(Æ) 7,327 1,306
Vectrus , Inc.(Æ) 8,359 330
Vishay Precision Group, Inc.(Æ) 13,468 322
VSE Corp. 5,554 161
Wabash National Corp. 27,234 388
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Watts Water Technologies, Inc. Class A 4,528 502
WESCO International, Inc.(Æ) 62,810 2,590
Westinghouse Air Brake Technologies Corp. 15,241 904
WNS Holdings, Ltd. - ADR(Æ) 17,727 1,022
Woodward, Inc. 3,460 275
Workhorse Group, Inc.(Æ) 13,877 213
Xerox Holdings Corp. 34,533 600
XPO Logistics, Inc.(Æ) 15,676 1,411
Zebra Technologies Corp. Class A(Æ) 7,248 2,056
123,392
Technology - 14.3%
8x8, Inc.(Æ) 7,793 135
ACI Worldwide, Inc.(Æ) 151,153 4,409
ADTRAN, Inc. 37,739 403
Advanced Micro Devices, Inc.(Æ) 10,126 762
Alarm.com Holdings, Inc.(Æ) 30,980 1,807
Alpha & Omega Semiconductor, Ltd.(Æ) 12,831 203
Alteryx , Inc. Class A(Æ) 1,955 245
Anaplan, Inc.(Æ) 1,814 100
APi Group Corp.(Æ)(Þ) 140,822 2,026
Appfolio , Inc. Class A(Æ) 12,494 1,785
Arista Networks, Inc.(Æ) 2,393 500
Arrow Electronics, Inc.(Æ) 3,680 287
Asure Software, Inc.(Æ)(Ñ) 85,215 602
AudioCodes , Ltd. 18,579 539
Avnet, Inc. 13,838 341
Black Knight, Inc.(Æ) 41,160 3,620
Blackline, Inc.(Æ) 21,568 2,107
Bottomline Technologies, Inc.(Æ) 18,772 746
CACI International, Inc. Class A(Æ) 11,126 2,320
Calix, Inc.(Æ) 8,224 193
Cars.com, Inc.(Æ) 31,837 235
Cirrus Logic, Inc.(Æ) 3,910 269
CMC Materials, Inc.(Æ) 6,539 930
Cognex Corp. 21,135 1,393
Cohu , Inc. 5,969 130
Comtech Telecommunications Corp. 11,060 159
Cree, Inc.(Æ) 3,750 239
Daily Journal Corp.(Æ) 957 260
Descartes Systems Group, Inc. (The)(Æ) 41,978 2,257
Digi International, Inc.(Æ) 18,477 272
Diodes, Inc.(Æ) 27,037 1,564
Dolby Laboratories, Inc. Class A 32,282 2,424
Donnelley Financial Solutions, Inc.(Æ) 22,618 286
DSP Group, Inc.(Æ) 18,729 247
DXC Technology Co. 32,151 592
Dynatrace , Inc.(Æ) 31,296 1,105
Entegris , Inc. 37,609 2,812
Envestnet , Inc.(Æ) 42,297 3,246
EPAM Systems, Inc.(Æ) 9,673 2,988
Etsy, Inc.(Æ) 18,000 2,189
Everbridge , Inc.(Æ) 7,075 741
Fabrinet (Æ) 5,341 321
Fastly , Inc. Class A(Æ)(Ñ) 2,512 160
Five9, Inc.(Æ) 26,188 3,973
Fortinet, Inc.(Æ) 12,737 1,406

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
248 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gartner, Inc.(Æ) 3,010 362
Genpact , Ltd. 57,462 1,975
Globant SA(Æ) 12,303 2,222
GoDaddy , Inc. Class A(Æ) 24,884 1,760
Grubhub , Inc.(Æ) 8,109 600
GSI Technology, Inc.(Æ) 27,338 167
Guidewire Software, Inc.(Æ) 16,464 1,582
Ichor Holdings, Ltd.(Æ) 11,054 257
II-VI, Inc.(Æ) 8,023 365
InterDigital , Inc. 5,524 309
Intevac, Inc.(Æ) 18,058 95
IPG Photonics Corp.(Æ) 1,991 370
iRobot Corp.(Æ)(Ñ) 5,884 468
Jabil Circuit, Inc. 6,244 207
Kimball Electronics, Inc.(Æ) 20,531 249
KVH Industries, Inc.(Æ) 19,340 168
Leidos Holdings, Inc. 16,546 1,373
LENSAR, Inc.(Æ) 13,457 131
Liberty Latin America, Ltd. Class C(Æ) 23,011 224
LiveRamp Holdings, Inc.(Æ) 17,295 1,143
Lumentum Holdings, Inc. Class E(Æ) 4,472 370
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 207
ManTech International Corp. Class A 27,700 1,797
Match Group, Inc.(Æ) 4,657 544
Medallia , Inc.(Æ) 23,613 672
Monolithic Power Systems, Inc. 12,574 4,019
NAPCO Security Technologies, Inc.(Æ) 642 15
NCR Corp.(Æ) 127,695 2,595
NeoPhotonics Corp.(Æ) 39,939 272
NetApp, Inc. 19,161 841
NETGEAR, Inc.(Æ) 12,951 399
Nice, Ltd. - ADR(Æ)(Ñ) 13,795 3,149
Nuance Communications, Inc.(Æ) 43,046 1,374
Okta , Inc.(Æ) 1,985 417
ON Semiconductor Corp.(Æ) 22,979 577
Open Text Corp. 22,238 817
Park City Group, Inc.(Æ) 82,055 356
Paycom Software, Inc.(Æ) 560 204
Perspecta , Inc. 24,624 442
Photronics , Inc.(Æ) 43,605 425
Plexus Corp.(Æ) 29,571 2,056
Power Integrations, Inc. 15,546 936
Progress Software Corp. 36,263 1,319
Proofpoint , Inc.(Æ) 8,244 789
PTC, Inc.(Æ) 24,073 2,019
Qualys , Inc.(Æ) 24,451 2,148
Quantum Corp.(Æ)(Ñ) 76,558 320
Rambus, Inc.(Æ) 18,176 251
RealPage , Inc.(Æ) 33,326 1,856
Rogers Corp.(Æ) 5,869 711
Roku, Inc.(Æ) 2,979 603
Sabre Corp. 44,006 287
Sanmina Corp.(Æ) 5,603 137
ScanSource , Inc.(Æ) 13,149 264
Semtech Corp.(Æ) 13,212 725
Silicon Motion Technology Corp. - ADR 79,290 2,992
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Simulations Plus, Inc. 25,051 1,624
Skyworks Solutions, Inc. 7,829 1,106
Smartsheet , Inc. Class A(Æ) 3,564 178
SolarWinds Corp.(Æ) 34,676 708
SPS Commerce, Inc.(Æ) 30,718 2,629
Super Micro Computer, Inc.(Æ) 128,297 2,915
SYNNEX Corp. 7,146 941
Take-Two Interactive Software, Inc.(Æ) 5,769 894
TechTarget , Inc.(Æ) 5,098 223
Teradyne, Inc. 2,915 256
Tower Semiconductor, Ltd.(Æ) 21,940 463
Trade Desk, Inc. (The) Class A(Æ) 534 302
TTM Technologies, Inc.(Æ) 22,640 269
Tyler Technologies, Inc.(Æ) 7,132 2,741
Unisys Corp.(Æ) 24,203 318
Universal Display Corp. 5,179 1,027
Verint Systems, Inc.(Æ) 49,513 2,402
Viavi Solutions, Inc. Class W(Æ) 20,813 257
VirnetX Holding Corp. 46,115 255
Virtusa Corp.(Æ) 12,865 647
Wix.com, Ltd.(Æ) 4,482 1,108
125,523
Utilities - 4.0%
Alaska Communications Systems Group, Inc. 135,551 259
Alliant Energy Corp. 6,259 346
American States Water Co. 15,862 1,185
American Water Works Co., Inc. 9,200 1,385
Bonanza Creek Energy, Inc.(Æ) 16,465 292
CMS Energy Corp. 31,381 1,987
Cogent Communications Holdings, Inc. 20,249 1,130
Consolidated Communications Holdings, Inc.
(Æ) 25,716 120
Consolidated Water Co., Ltd. 32,246 324
DTE Energy Co. 13,459 1,661
Earthstone Energy, Inc. Class A(Æ) 52,676 142
Essential Utilities, Inc. 21,707 894
Falcon Minerals Corp. 51,270 94
GCI Liberty, Inc. Class A(Æ) 39,677 3,223
Goodrich Petroleum Corp.(Æ) 23,765 228
Iridium Communications, Inc.(Æ) 47,158 1,245
J2 Global, Inc.(Æ) 100,440 6,818
MDU Resources Group, Inc. 155,224 3,688
Montage Resources Corp.(Æ) 101,985 505
National Fuel Gas Co. 2,628 105
NextDecade Corp.(Æ)(Ñ) 57,568 139
NorthWestern Corp. 20,776 1,083
NRG Energy, Inc. 28,943 915
ONE Gas, Inc. 9,629 665
Ovintiv , Inc. 7,842 72
Penn Virginia Corp.(Æ) 16,844 129
PG&E Corp.(Æ) 40,563 388
Pinnacle West Capital Corp. 3,206 262
Portland General Electric Co. 13,270 522
Rattler Midstream, LP 70,497 414
Southwest Gas Holdings, Inc. 1,313 86
Talos Energy, Inc.(Æ) 40,238 265

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UGI Corp. 60,894 1,969
Viper Energy Partners, LP 30,859 216
Vistra Corp. 135,843 2,360
35,116
Total Common Stocks
(cost $579,506) 846,518
Preferred Stocks - 0.1%
Consumer Staples - 0.1%
Qurate Retail, Inc.
8.000% due 3/15/21 4,783
468
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 6/22/25 (¢) 3,454
100
Total Preferred Stocks
(cost $459) 568
Warrants and Rights - 0.0%
Whiting Petroleum Corp.(Æ)
2025  Warrants 12,581 36
Total Warrants and Rights
(cost $58) 36
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 29,080,598
(∞)
29,075
Total Short-Term Investments
(cost $29,077) 29,075
Other Securities - 3.7%
U.S. Cash Collateral Fund(@)(×) 32,616,421
(∞)
32,616
Total Other Securities
(cost $32,616) 32,616
Total Investments - 103.5%
(identified cost $641,716) 908,813
Other Assets and Liabilities, Net
- (3.5)%
(30,690)
Net Assets - 100.0%
878,123

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
250 Tax-Managed U.S. Mid & Small Cap Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.2%
APi Group Corp. 05/29/20 140,822 11.17 1,573
2,026
2,026
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 251
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 400 E-Mini Index Futures 22 USD 4,170 12/20
(91)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(91)

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
252 Tax-Managed U.S. Mid & Small Cap Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 133,352 $ — $ —
$ —
$ 133,352 15.2
Consumer Staples 23,129 — —
—
23,129 2.6
Energy 16,067 — —
—
16,067 1.8
Financial Services 190,014 — —
—
190,014 21.6
Health Care 123,701 — 495
—
124,196 14.2
Materials and Processing 75,729 — —
—
75,729 8.6
Producer Durables 123,392 — —
—
123,392 14.1
Technology 125,523 — —
—
125,523 14.3
Utilities 35,116 — —
—
35,116 4.0
Preferred Stocks 568 — —
—
568 0.1
Warrants and Rights 36 — —
—
36 — *
Short-Term Investments — — —
29,075
29,075 3.3
Other Securities — — —
32,616
32,616 3.7
Total Investments 846,627 — 495 61,691 908,813 103.5
Other Assets and Liabilities, Net (3.5)
100.0
Other Financial Instruments
A
Liabilities
Futures Contracts (91) — — — (91) (—) *
Total Other Financial Instruments
**
$ (91) $ — $ — $ — $ (91)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 253
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 91
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,988
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (91)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
254 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 31,294 $ — $ 31,294
Total Financial and Derivative Assets
31,294 — 31,294
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 31,294 $ — $ 31,294
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 9,146 $ — $ 9,146 $ —
Bank of Montreal
729 — 729 —
Barclays
2,498 — 2,498 —
Citigroup
3,946 — 3,946 —
Credit Suisse
521 — 521 —
HSBC
2,121 — 2,121 —
ING
1,083 — 1,083 —
Morgan Stanley
3,807 — 3,807 —
National Bank of Canada
3,272 — 3,272 —
Wells Fargo
4,171 — 4,171 —
Total
$ 31,294 $ — $ 31,294 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 255
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 641,716
Investments, at fair value(*)(>) ......................................................................................................................................................
908,813
Receivables:
Dividends and interest ....................................................................................................................................................... 224
Dividends from affiliated funds .......................................................................................................................................... 4
Investments sold ................................................................................................................................................................ 2,398
Fund shares sold ................................................................................................................................................................ 1,669
From broker(a) ................................................................................................................................................................... 324
Total assets .................................................................................................................................................
913,432
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 974
Fund shares redeemed ....................................................................................................................................................... 600
Accrued fees to affiliates .................................................................................................................................................... 879
Other accrued expenses ..................................................................................................................................................... 149
Variation margin on futures contracts ................................................................................................................................. 91
Payable upon return of securities loaned ....................................................................................................................................... 32,616
Total liabilities .............................................................................................................................................
35,309
Net Assets ............................................................................................................................................................
$ 878,123

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
256 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 235,159
Shares of beneficial interest ...........................................................................................................................................................
314
Additional paid-in capital ..............................................................................................................................................................
642,650
Net Assets ............................................................................................................................................................
$ 878,123
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 26.66
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 28.29
Class A — Net assets ............................................................................................................................................................. $ 18,269,579
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 685,240
Net asset value per share: Class C(#) ............................................................................................................................................. $ 22.42
Class C — Net assets ............................................................................................................................................................. $ 10,666,443
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 475,712
Net asset value per share: Class M(#) ............................................................................................................................................ $ 28.11
Class M — Net assets ............................................................................................................................................................ $ 134,434,973
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 4,783,133
Net asset value per share: Class S(#) .............................................................................................................................................. $ 28.03
Class S — Net assets ............................................................................................................................................................. $ 714,752,347
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 25,503,515
Amounts in thousands
(*)     Securities on loan included in investments $ 31,294
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 61,691
(a)     Receivable from Broker for Futures $ 324
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 257
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 9,729
Dividends from affiliated funds ......................................................................................................................................... 236
Securities lending income (net) ......................................................................................................................................... 481
Total investment income ...............................................................................................................................................................
10,446
Expenses
Advisory fees .................................................................................................................................................................... 7,740
Administrative fees ........................................................................................................................................................... 384
Custodian fees ................................................................................................................................................................... 146
Distribution fees - Class A ................................................................................................................................................ 43
Distribution fees - Class C ................................................................................................................................................ 84
Transfer agent fees - Class A ............................................................................................................................................ 34
Transfer agent fees - Class C ............................................................................................................................................. 22
Transfer agent fees - Class E (1) ....................................................................................................................................... 1
Transfer agent fees - Class M ............................................................................................................................................ 209
Transfer agent fees - Class S ............................................................................................................................................. 1,314
Professional fees ............................................................................................................................................................... 104
Registration fees ............................................................................................................................................................... 103
Shareholder servicing fees - Class C ................................................................................................................................. 28
Shareholder servicing fees - Class E (1) ............................................................................................................................ 1
Trustees’ fees .................................................................................................................................................................... 37
Printing fees ...................................................................................................................................................................... 100
Miscellaneous ................................................................................................................................................................... 27
Expenses before reductions .............................................................................................................................................. 10,377
Expense reductions ........................................................................................................................................................... (844)
Net expenses .................................................................................................................................................................................
9,533
Net investment income (loss) ........................................................................................................................................................
913
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (31,19 8 )
Investments in affiliated funds .......................................................................................................................................... (19)
Futures contracts .............................................................................................................................................................. 4,988
Net realized gain (loss) ..................................................................................................................................................................
(26,22 9 )
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 19,55 1
Investments in affiliated funds .......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (91)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 19,45 7
Net realized and unrealized gain (loss) ......................................................................................................................................... (6,772)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (5,859)
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
258 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 913 $ 1,026
Net realized gain (loss) ...................................................................................................................... (26,22 9 ) (2,540)
Net change in unrealized appreciation (depreciation) ....................................................................... 19,45 7 47,899
Net increase (decrease) in net assets from operations ............................................................................. (5,859) 46,385
Distributions
To shareholders
Class A .......................................................................................................................................... (16) —
Class M ......................................................................................................................................... (370) —
Class S ........................................................................................................................................... (2,138) —
Net decrease in net assets from distributions .......................................................................................... (2,524) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 125,409 71,049
Total Net Increase (Decrease) in Net Assets ..........................................................................
117,026 117,434
Net Assets
Beginning of period .................................................................................................................................
761,097 643,663
End of period ..........................................................................................................................................
$ 878,123 $ 761,097

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 259
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 288 $ 7,006 170 $ 4,405
Proceeds from reinvestment of distributions 1 16 — —
Payments for shares redeemed (180) (4,519) (104) (2,683)
Net increase (decrease)
109 2,503 66 1,722
Class C
Proceeds from shares sold 129 2,722 170 3,740
Payments for shares redeemed (186) (3,936) (249) (5,594)
Net increase (decrease)
(57) (1,214) (79) (1,854)
Class E(1)
Proceeds from shares sold 7 205 1 25
Payments for shares redeemed (27) (672) (9) (239)
Net increase (decrease)
(20) (467) (8) (214)
Class M
Proceeds from shares sold 2,857 72,803 2,213 61,564
Proceeds from reinvestment of distributions 12 370 — —
Payments for shares redeemed (933) (23,469) (360) (9,969)
Net increase (decrease)
1,936 49,704 1,853 51,595
Class S
Proceeds from shares sold 9,609 245,587 6,325 171,226
Proceeds from reinvestment of distributions 70 2,116 — —
Payments for shares redeemed (6,974) (172,820) (5,542) (151,426)
Net increase (decrease)
2,705 74,883 783 19,800
Total increase (decrease)
4,673 $ 125,409 2,615 $ 71,049
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
260 Tax-Managed U.S. Mid & Small Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 27.19 (.04) (.46) (.50) (.03) —
October 31, 2019 25.58 (.03) 1.64 1.61 — —
October 31, 2018 24.96 (.10) .87 .77 — (.15)
October 31, 2017 20.15 (.07) 4.88 4.81 — —
October 31, 2016 20.26 (.04) .03 (.01) — (.10)
Class C
October 31, 2020 23.01 (.19) (.40) (.59) — —
October 31, 2019 21.80 (.19) 1.40 1.21 — —
October 31, 2018 21.45 (.25) .75 .50 — (.15)
October 31, 2017 17.44 (.20) 4.21 4.01 — —
October 31, 2016 17.68 (.16) .02 (.14) — (.10)
Class M
October 31, 2020 28.64 .05 (.46) (.41) (.12) —
October 31, 2019 26.84 .06 1.74 1.80 — —
October 31, 2018 26.09 — (f) .90 .90 — (.15)
October 31, 2017(5) 23.84 (.04) 2.29 2.25 — —
Class S
October 31, 2020 28.56 .03 (.47) (.44) (.09) —
October 31, 2019 26.79 .05 1.72 1.77 — —
October 31, 2018 26.06 (.03) .91 .88 — (.15)
October 31, 2017 20.98 (.01) 5.09 5.08 — —
October 31, 2016 21.03 .02 .03 .05 — (.10)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 261
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(j)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(j)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.03) 26.66 (1.86) 18,270 1.54 1.48 (.16) 81
— 27.19 6.29 15,657 1.53 1.47 (.11) 66
(.15) 25.58 3.07 13,046 1.54 1.50 (.38) 45
— 24.96 23.87 12,824 1.55 1.53 (.32) 48
(.10) 20.15 (.01) 9,794 1.56 1.52 (.20) 70
— 22.42 (2.56) 10,666 2.29 2.20 (.86) 81
— 23.01 5.55 12,271 2.29 2.20 (.83) 66
(.15) 21.80 2.31 13,359 2.29 2.22 (1.10) 45
— 21.45 22.99 13,668 2.30 2.25 (1.03) 48
(.10) 17.44 (.75) 11,720 2.32 2.24 (.92) 70
(.12) 28.11 (1.45) 134,435 1.30 1.10 .20 81
— 28.64 6.71 81,546 1.30 1.10 .20 66
(.15) 26.84 3.48 26,676 1.29 1.12 (.01) 45
— 26.09 9.40 14,762 1.30 1.15 (.25) 48
(.09) 28.03 (1.55) 714,752 1.29 1.20 .13 81
— 28.56 6.61 651,086 1.29 1.20 .17 66
(.15) 26.79 3.37 589,875 1.29 1.22 (.10) 45
— 26.06 24.21 503,713 1.30 1.25 (.04) 48
(.10) 20.98 .28 368,625 1.32 1.24 .08 70

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
262 Tax-Managed U.S. Mid & Small Cap Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 718,914
Administration fees 37,549
Distribution fees 11,046
Shareholder servicing fees 2,369
Transfer agent fees 104,478
Trustee fees 4,238
$ 878,594
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 46,634 $ 249,542 $ 263,560 $ — $ — $ 32,616 $ 526 $ —
U.S. Cash Management Fund 17,101 273,537 261,541 (19) (3) 29,075 236 —
$ 63,735 $ 523,079 $ 525,101 $ (19) $ (3) $ 61,691 $ 762 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 645,246,433 $ 280,327,838 $ (16,761,198) $ 263,566,640 $ 3,191,182 $ (31,596,155)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 2,524,182 $ — $ — $ — $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
264 Tax-Managed International Equity Fund
Tax-Managed International Equity Fund
-
Class A
‡
Total
Return
1 Year (12 .89)%
5 Years 1 .21%§
Inception* (0 .66)%§
Tax-Managed International Equity Fund
-
Class C
Total
Return
1 Year (8 .34)%
5 Years 1 .64%§
Inception* (0 .32)%§
Tax-Managed International Equity Fund
-
Class M
‡‡
Total
Return
1 Year (7 .37)%
5 Years 2 .71%§
Inception* 0 .73%§
Tax-Managed International Equity Fund
-
Class S
Total
Return
1 Year (7 .38)%
5 Years 2 .64%§
Inception* 0 .67%§
MSCI ACWI ex USA Index (Net) **
Total
Return
1 Year (2 .61)%
5 Years 4 .26%§
Inception* 2 .35%§
Tax-Managed International Equity Linked Benchmark ***
Total
Return
1 Year (2 .61)%
5 Years 4 .33%§
Inception* 2 .44%§

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Tax-Managed International Equity Fund 265
The Tax-Managed International Equity Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers have non-discretionary asset management assignments pursuant to
which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases
and sells securities for the Fund. RIM also manages the portion of the Fund’s assets that RIM determines not to manage based upon model portfolios provided by the Fund's money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had five money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class M and Class S Shares lost 7.59%, 8.34%,
7.37% and 7.38%, respectively. This is compared to the Fund’s benchmark, the MSCI ACWI ex USA Index (Net), which lost
2.61% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Foreign Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, lost 4.46%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Non-U.S. developed markets were negative over the period.
Emerging markets recorded the strongest gains. Asia-Pacific ex
Japan and the United Kingdom underperformed relative to other
non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark over the fiscal year, information technology led, with health care also contributing positively to performance. Real estate and energy posted the weakest gains among sectors and the financial sector recorded a loss over the period.
In terms of factor performance, value and low volatility factors were the biggest drivers of negative performance over the period, while growth and momentum were rewarded.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund underperformed its benchmark over the one-year
period ended October 31, 2020. Its overweight allocation to value factor detracted. Sector allocation was positive, driven by a small underweight to energy and an overweight to materials. Regional allocation was also positive, driven by an overweight to Europe ex UK and an underweight to Asia ex Japan. Stock selection
negatively impacted performance during the period and was
broadly unsuccessful, particularly in industrials and consumer discretionary.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, RWC
Asset Advisors (US) LLC (“RWC”) was the top performer
during the period. RWC’s market-oriented strategy was a
tailwind. Overweights to consumer discretionary and information technology were additive. Stock selection was ineffective, but successful selection in communication services and materials moderated losses.
Pzena Investment Management, LLC was the weakest performer as the money manager’s value strategy continued to face headwinds.
Overweights to energy and financials, as well as ineffective selection within these sectors, detracted. The money manager’s overweight to the United Kingdom also hurt performance. Stock selection detracted over the period, most notably in the industrial sector.
RIM manages a positioning strategy within the Fund, which is designed with the dual mandate of improving the Fund’s after-tax returns as well as controlling Fund-level exposures and/or risks.
The active tax management aspect of the strategy is focused on improving the after-tax returns of the Fund. Because RIM controls all trading for the Fund, RIM managed the tax lots of the Fund and harvested losses and deferred capital gains with respect to certain securities during the fiscal year.
In addition, using the output from a quantitative model to guide the purchase of a stock portfolio, RIM seeks to position the Fund to meet RIM’s overall preferred positioning with respect to Fund

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
266 Tax-Managed International Equity Fund
exposures, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. Over the period, the Fund’s positioning strategy was designed to provide exposure to higher value, lower volatility and lower capitalization stocks while preserving the potential benefits of the money
managers’ active stock selection. From a benchmark-relative
perspective, the positioning strategy underperformed the Fund’s benchmark.
In addition, RIM utilized equity futures contracts in order to position the portfolio to meet RIM’s overall preferred positioning with respect to country and currency exposures. This strategy detracted during the fiscal year.
During the period, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
In December 2019, GQG Partners LLC terminated its contract
as a money manager for the Fund and RIM hired Intermede
Investment Partners Limited and Intermede Global Partners Inc.
as a money manager for the Fund.
In September 2020, Janus Capital Management LLC and Perkins
Investment Management, LLC were terminated and Wellington
Management Company LLP was hired. The objective of these
changes was to improve the Fund’s excess return potential.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
AllianceBernstein L.P. Emerging – Value
Intermede Investments Partners Limited and
Intermede Global Partners Inc. Developed – Growth
Pzena Investment Management LLC Developed – Value
RWC Asset Advisors (US) LLC Emerging – Market
Oriented
Wellington Management Company LLP Developed – Blend
* Assumes initial investment on June 1, 2015.
** The MSCI ACWI ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indexes comprising 22 developed and 24 emerging market country indexes.
*** The Tax-Managed International Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Tax-Managed International Equity Linked Benchmark represents the returns of the
Russell Global ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI ACWI ex USA
Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Tax-Managed International Equity Fund 267
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,112.00 $ 1,018.65
Expenses Paid During Period* $ 6.85 $ 6.55
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,107.10 $ 1,014.88
Expenses Paid During Period* $ 10.80 $ 10.33
* Expenses are equal to the Fund's annualized expense ratio of 2.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,112.80 $ 1,020.41
Expenses Paid During Period* $ 4.99 $ 4.77
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
268 Tax-Managed International Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,112.80 $ 1,019.91
Expenses Paid During Period* $ 5.52 $ 5.28
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.6%
Argentina - 0.1%
Grupo Financiero Galicia SA - ADR 67,565 423
YPF SA - ADR(Æ) 339,081 1,092
1,515
Australia - 1.3%
AGL Energy, Ltd. 153,345 1,349
ASX, Ltd. - ADR 4,813 270
Australia & New Zealand Banking
Group, Ltd. - ADR 87,929 1,169
BHP Group PLC 37,476 727
BHP Group, Ltd. - ADR 36,651 881
BlueScope Steel, Ltd. 97,862 1,014
Commonwealth Bank of Australia - ADR 109,839 5,356
CSL, Ltd. 5,919 1,203
Insurance Australia Group, Ltd.(Æ) 243,202 820
Macquarie Group, Ltd. 8,546 764
Medibank Pvt, Ltd. 239,267 451
Origin Energy, Ltd. 102,122 289
Rio Tinto PLC 66,640 3,776
Rio Tinto, Ltd. - ADR 17,946 1,170
Santos, Ltd. 213,053 713
South32, Ltd. Class B 533,311 765
Tabcorp Holdings, Ltd. 246,339 572
Telstra Corp., Ltd. 69,457 131
Transurban Group - ADR(Æ) 34,107 324
Wesfarmers, Ltd.(Æ) 26,345 854
Westpac Banking Corp. 41,954 535
Woolworths Group, Ltd. 28,891 778
23,911
Austria - 0.2%
Erste Group Bank AG 78,693 1,617
OMV AB 28,498 658
Raiffeisen Bank International AG(Æ) 39,823 575
Voestalpine AG 14,152 393
3,243
Belgium - 0.3%
Ageas SA 65,975 2,657
Anheuser-Busch InBev SA 14,189 737
Colruyt SA 511 30
KBC Groep NV 28,619 1,416
Solvay SA 1,603 130
UCB SA 6,021 592
5,562
Brazil - 0.9%
B2W Companhia Digital(Æ) 54,311 712
B3 SA - Brasil Bolsa Balcao 76,484 680
Banco do Brasil SA 72,901 379
Centrais Eletricas Brasileiras SA - ADR 79,459 435
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 79,783 589
Cia de Saneamento de Minas
Gerais-COPASA(Æ) 19,464 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cielo SA(Æ) 580,494 341
Cosan SA 43,279 490
Hapvida Participacoes e Investimentos
SA(Þ) 21,105 237
Hypermarcas SA(Æ) 31,472 153
Minerva SA(Æ) 846,969 1,472
Pagseguro Digital, Ltd. Class A(Æ) 100,683 3,685
Petrobras Distribuidora SA 218,208 729
Petroleo Brasileiro SA - ADR 127,248 843
Rumo SA(Æ) 965,041 3,085
TIM SA(Æ) 932,311 1,925
Vale SA 32,052 338
YDUQS Participacoes SA 165,867 663
16,901
Canada - 4.2%
Air Canada Class B(Æ) 49,364 546
Algonquin Power & Utilities Corp. 2,714 41
Alimentation Couche-Tard, Inc. Class B 20,149 621
ARC Resources, Ltd. 85,406 421
Bank of Montreal 7,324 436
Bank of Nova Scotia (The) 21,386 888
Barrick Gold Corp. 133,314 3,564
BCE, Inc. 33,957 1,365
Brookfield Asset Management, Inc.
Class A 17,037 506
CAE, Inc. 211,063 3,607
Cameco Corp. Class A 74,549 709
Canadian Apartment Properties(ö) 10,910 351
Canadian Imperial Bank of Commerce 7,628 569
Canadian National Railway Co. 100,141 9,947
Canadian Natural Resources, Ltd. 1 —
Canadian Pacific Railway, Ltd. 4,126 1,233
Canadian Tire Corp., Ltd. Class A 6,651 743
CCL Industries, Inc. Class B 1,170 45
Celestica, Inc.(Æ) 132,800 780
Cenovus Energy, Inc. 107,722 353
CGI Group, Inc.(Æ) 13,361 829
CI Financial Corp. 37,421 436
Constellation Software, Inc. 615 646
Dollarama, Inc. 48,820 1,681
Fairfax Financial Holdings, Ltd. 1,584 416
First Quantum Minerals, Ltd. 1,175,818 13,511
Fortis, Inc. 12,953 512
George Weston, Ltd. 6,616 464
Great-West Lifeco, Inc. 50,649 1,032
Hydro One, Ltd.(Þ) 32,728 715
iA Financial Corp., Inc. 14,976 522
Imperial Oil, Ltd. 32,973 439
Intact Financial Corp. 4,868 503
Kinross Gold Corp. 199,743 1,592
Loblaw Cos., Ltd. 13,454 670
Magna International, Inc. Class A 22,491 1,148
Manulife Financial Corp. 207,565 2,814
Metro, Inc. Class A 24,071 1,123
National Bank of Canada 10,700 514
Onex Corp. 14,137 611

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
270 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Open Text Corp. 11,610 427
Pembina Pipeline Corp. 10,204 214
Quebecor, Inc. Class B 14,711 341
Restaurant Brands International, Inc. 10,135 527
Rogers Communications, Inc. Class B 16,168 657
Royal Bank of Canada - GDR 63,114 4,413
Shaw Communications, Inc. Class B 59,374 978
Sun Life Financial, Inc. 122,661 4,879
TC Energy Corp.(Æ) 11,820 465
Teck Resources, Ltd. Class B 117,899 1,550
Toronto-Dominion Bank (The) 130,558 5,759
Tourmaline Oil Corp. 29,769 386
Trisura Group, Ltd.(Æ) 109 7
77,506
Chile - 0.0%
Banco de Chile - ADR 3 —
Liberty Latin America, Ltd. Class C(Æ) 11,972 116
Sociedad Quimica y Minera de Chile
SA - ADR 7,333 272
388
China - 15.9%
3SBio, Inc. Class A(Æ)(Þ) 73,000 68
Agricultural Bank of China, Ltd. Class H 7,457,777 2,524
Air China, Ltd. Class H 572,000 371
Alibaba Group Holding, Ltd. - ADR(Æ) 161,029 49,065
Aluminum Corp. of China, Ltd.(Æ) 1,464,258 629
Anhui Conch Cement Co., Ltd. Class A 42,812 326
Anhui Conch Cement Co., Ltd. Class H 604,500 3,783
AVIC Capital Co. Ltd. Class A 753,998 495
AVIC Jonhon Otronic Technology Co.,
Ltd. Class A 67,960 564
BAIC Motor Corp., Ltd. Class H(Þ) 390,592 145
Baidu, Inc. - ADR(Æ) 6,705 892
Bank of China, Ltd. Class H 3,413,000 1,079
Bank of Communications Co., Ltd. Class
A 1,768,600 1,197
Bank of Communications Co., Ltd. Class
H 721,000 355
Baozun, Inc. - ADR(Æ) 9,956 364
Beijing Sanju Environmental Protection
& New Materials Co., Ltd. Class A 568,116 622
Beijing Sinnet Technology Co., Ltd
Class A 1,058,918 3,031
Bilibili, Inc. - ADR(Æ) 14,600 652
Bohai Leasing Co., Ltd. Class A(Æ) 1,291,064 489
CGN Power Co., Ltd. Class H(Þ) 2,100,000 451
China Avionics Systems Co., Ltd.(Æ) 86,319 208
China CITIC Bank Corp., Ltd. Class H 3,092,039 1,259
China Communications Services Corp.,
Ltd. Class H 784,000 456
China Construction Bank Corp. Class H 7,655,259 5,285
China Eastern Airlines Corp. Ltd. Class
A 208,892 143
China Galaxy Securities Co., Ltd. Class
H 168,969 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Grand Automotive Services Group
Co., Ltd. Class A(Æ) 936,173 493
China Life Insurance Co., Ltd. Class A 467,500 3,251
China Life Insurance Co., Ltd. Class H 155,000 337
China Longyuan Power Group Corp.,
Ltd. Class H 601,000 413
China Mengniu Dairy Co., Ltd.(Æ) 247,223 1,163
China Merchants Bank Co., Ltd. Class A 41,016 244
China Merchants Bank Co., Ltd. Class H 262,598 1,366
China Merchants Energy Shipping Co.,
Ltd. Class A 73,943 64
China Mobile, Ltd. 1,305,225 7,944
China National Building Material Co.,
Ltd. Class H 635,572 729
China Oilfield Services, Ltd. Class H 500,000 302
China Petroleum & Chemical Corp.
Class H 3,902,000 1,526
China Railway Construction Corp., Ltd.
Class H 495,500 335
China Railway Group, Ltd. Class H 753,000 346
China Reinsurance Group Corp. Class H 30,947 3
China Resources Gas Group, Ltd. 118,045 512
China Resources Land, Ltd. 293,112 1,194
China Resources Pharmaceutical Group,
Ltd.(Þ) 2,418,000 1,213
China Resources Power Holdings Co.,
Ltd. 3,338,944 3,472
China Shipbuilding Industry Co., Ltd.
Class A(Æ) 773,871 483
China Southern Airlines Co., Ltd. Class
H(Æ) 1,757,581 934
China Telecom Corp., Ltd. Class H 14,162,000 4,460
China Unicom Hong Kong, Ltd. 5,290,000 3,261
China United Network Communications,
Ltd. Class A 493,700 354
China Vanke Co., Ltd. Class A 12,290 51
China Vanke Co., Ltd. Class H 115,400 358
CIFI Holdings Group Co., Ltd. 2,912,000 2,016
COSCO SHIPPING Energy
Transportation Co., Ltd. Class A 287,132 283
COSCO SHIPPING Energy
Transportation Co., Ltd. Class H 2,316,000 912
COSCO SHIPPING Holdings Co., Ltd.
Class H(Æ) 2,310,922 1,482
Country Garden Holdings Co., Ltd. 11,115 14
CSPC Pharmaceutical Group, Ltd. 344,707 363
ENN Energy Holdings, Ltd. 139,100 1,763
Focus Media Information Technology
Co., Ltd. Class A 5,956,401 8,336
Founder Securities Co., Ltd. Class A(Æ) 377,613 528
Geely Automobile Holdings, Ltd. 2,905,451 5,972
Gree Electric Appliances, Inc. of Zhuhai
Class A 472,100 4,136
Greentown China Holdings, Ltd. 445,630 724
Guangdong Haid Group Co., Ltd. Class
A 23,741 220
Guanghui Energy Co., Ltd. Class A(Æ) 1,117,400 482

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Guangzhou Automobile Group Co., Ltd.
Class H 3,098,120 3,191
Guosen Securities Co., Ltd. Class A 204,041 409
Guotai Junan Securities Co., Ltd. Class
H(Þ) 199,077 259
Hangzhou Robam Appliances Co., Ltd.
Class A 438,123 2,400
Han's Laser Technology Industry Group
Co., Ltd. Class A 75,829 457
Hesteel Co., Ltd. Class A(Æ) 1,829,940 564
Huaneng Power International, Inc. Class
A 354,508 259
Huaxia Bank Co., Ltd. Class A 145,691 132
Huaxin Cement Co., Ltd. Class A 801,183 2,913
Huazhu Group, Ltd. - ADR 106,919 4,237
Industrial & Commercial Bank of China,
Ltd. Class H 3,136,702 1,765
Industrial Bank Co., Ltd. Class A 1,068,769 2,847
Industrial Securities Co., Ltd. Class A 318,873 374
Inner Mongolia BaoTou Steel Union Co.,
Ltd.(Æ) 4,312,381 735
JD.com, Inc. - ADR(Æ) 88,809 7,241
Jiangsu Hengrui Medicine Co., Ltd.
Class A 27,240 362
Jiangxi Copper Co., Ltd. Class H 386,000 459
Kunlun Energy Co., Ltd. 2,446,000 1,585
Kweichow Moutai Co., Ltd. Class A 1,400 350
Lenovo Group, Ltd. 5,857,876 3,667
Li Ning Co., Ltd. 317,292 1,647
Longfor Group Holdings, Ltd.(Þ) 146,500 802
Luye Pharma Group, Ltd.(Þ) 479,501 278
Meituan-Dianping Class B(Æ) 350,469 13,111
New Oriental Education & Technology
Group - ADR(Æ) 16,448 2,638
NIO, Inc. - ADR(Æ) 335,440 10,259
Offshore Oil Engineering Co., Ltd. Class
A 1,550,075 982
Pacific Securities Co., Ltd of China (The)
(Æ) 648,439 366
People's Insurance Co. Group of China,
Ltd. (The) Class H 652,099 194
PetroChina Co., Ltd. Class A 1,390,400 847
PetroChina Co., Ltd. Class H 5,913,834 1,677
Pinduoduo, Inc. - ADR(Æ) 42,119 3,790
Ping An Bank Co., Ltd. Class A 167,200 445
Ping An Insurance Group Co. of China,
Ltd. Class A 73,711 860
Ping An Insurance Group Co. of China,
Ltd. Class H 487,580 5,005
Poly Developments and Holdings Group
Co., Ltd. Class A 567,388 1,305
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 541,001 266
SAIC Motor Corp., Ltd. Class A 808,946 2,813
Sangfor Technologies, Inc. Class A 128,520 3,652
Sany Heavy Industry Co., Ltd. Class A 189,007 734
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shanghai Electric Group Co., Ltd. Class
H(Æ) 1,288,000 366
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,379,429 2,140
Shanghai Pudong Development Bank
Co., Ltd. Class A 15,371 21
Shanying International Holdings Co.,
Ltd. Class A(Æ) 1,332,457 611
Shenwan Hongyuan Group Co., Ltd.
Class A 504,408 381
Shenzhen Sunway Communication Co.,
Ltd.(Æ) 632,100 4,507
Shenzhou International Group Holdings,
Ltd. 52,990 916
SINA Corp.(Æ) 32,112 1,376
Sinopharm Group Co., Ltd. Class H 158,000 362
Sinotruk Hong Kong, Ltd. 157,000 405
Southwest Securities Co., Ltd. Class A 303,053 229
Sunac China Holdings, Ltd. 122,866 455
Sunny Optical Technology Group Co.,
Ltd. 81,300 1,352
Tahoe Group Co., Ltd. Class A(Æ) 691,667 387
TAL Education Group - ADR 12,433 826
Tencent Holdings, Ltd. 458,550 35,175
Times Property Holdings, Ltd. 1,238,955 1,655
Tingyi Cayman Islands Holding Corp. 238,000 436
Transfar Zhilian Co., Ltd.(Æ) 352,164 286
Weibo Corp. - ADR(Æ) 15,049 625
Weichai Power Co., Ltd. Class H 2,019,408 3,832
Zhejiang CONBA Pharmaceutical Co.,
Ltd. Class A(Æ) 442,848 332
Zhejiang Huayou Cobalt Co., Ltd. Class
A(Æ) 633,624 3,795
Zhejiang NHU Co., Ltd. Class A 1,040,640 4,534
Zhenro Properties Group, Ltd. 911,000 527
Zhongsheng Group Holdings, Ltd. 156,500 1,118
Zoomlion Heavy Industry Science and
Technology Co., Ltd. 2,041,200 1,799
290,910
Colombia - 0.0%
Grupo de Inversiones Suramericana SA 83,907 436
Cyprus - 0.0%
Cairo Mezz PLC(Æ) 609,369 74
Czech Republic - 0.0%
Komercni Banka AS(Æ) 29,979 608
Denmark - 1.6%
AP Moller - Maersk A/S Class B 8,752 13,998
Carlsberg A/S Class B 4,284 543
Chr Hansen Holding A/S 9,350 942
Coloplast A/S Class B 2,388 349
Danske Bank A/S 178,754 2,378
Demant A/S(Æ) 6,818 215
Drilling Co. of 1972 A/S (The)(Æ) 40,055 757

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
272 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DSV Panalpina A/S 9,733 1,577
GN Store Nord A/S 6,464 466
H Lundbeck A/S 11,257 317
ISS A/S(Æ) 25,710 334
Novo Nordisk A/S Class B 105,560 6,751
Tryg A/S 10,952 304
28,931
Finland - 0.9%
Elisa OYJ Class A 10,297 507
Fortum OYJ 9,309 175
Kone OYJ Class B 29,382 2,339
Neste OYJ 84,552 4,417
Nokia OYJ(Æ) 812,279 2,727
Nokian Renkaat OYJ 24,387 750
Nordea Bank AB 111,789 840
Sampo OYJ Class A 57,416 2,167
Stora Enso OYJ Class R 23,321 341
Tikkurila OYJ 5,687 91
UPM-Kymmene OYJ 80,077 2,265
Wartsila OYJ Class B 805 6
16,625
France - 5.8%
Accor SA(Æ) 29,973 769
Aeroports de Paris 3,376 331
Air Liquide SA Class A 7,807 1,143
Airbus Group SE(Æ) 12,476 916
Amundi SA(Æ)(Þ) 71,702 4,707
Atos SE(Æ) 9,777 668
AXA SA 144,502 2,334
BioMerieux 6,339 946
BNP Paribas SA(Æ) 110,894 3,888
Bouygues SA - ADR 56,802 1,865
Bureau Veritas SA 26,830 591
Capgemini SE 8,478 981
Cie de Saint-Gobain SA(Æ) 158,488 6,217
Cie Generale des Etablissements
Michelin SCA Class B 60,881 6,574
CNP Assurances(Æ) 27,463 311
Credit Agricole SA(Æ) 89,929 716
Danone SA 35,465 1,960
Dassault Aviation SA(Æ) 971 813
Dassault Systemes SA 4,542 776
Eiffage SA(Æ) 3,684 269
Electricite de France SA 34,997 407
Engie SA(Æ) 291,942 3,539
EssilorLuxottica SA(Æ) 5,134 636
Eurazeo SE(Æ) 6,613 301
Hermes International 1,416 1,320
Legrand SA - ADR 4,175 309
L'Oreal SA 11,980 3,880
LVMH Moet Hennessy Louis Vuitton
SE - ADR 13,313 6,250
Natixis SA(Æ) 239,423 561
Orange SA - ADR 46,736 525
Pernod Ricard SA 3,723 601
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Peugeot SA(Æ) 70,434 1,267
Publicis Groupe SA - ADR 99,080 3,451
Renault SA(Æ) 73,912 1,831
Rexel SA Class H(Æ) 785,512 8,269
Safran SA(Æ) 11,503 1,222
Sanofi - ADR 36,278 3,280
Sartorius Stedim Biotech 15,230 5,797
Schneider Electric SE 83,138 10,105
SCOR SE - ADR 118,768 2,896
Societe Generale SA(Æ) 181,456 2,478
Sodexo SA 1,779 114
SUEX SA 30,982 569
Teleperformance - GDR 2,067 622
Thales SA 4,450 290
Total SA 160,978 4,875
Ubisoft Entertainment SA(Æ) 13,654 1,206
Vinci SA 7,511 594
Vivendi SA - ADR 30,345 877
Worldline SA(Æ)(Þ) 9,283 689
105,536
Germany - 3.4%
1&1 Drillisch AG 45,216 953
adidas AG(Æ) 30,678 9,117
Allianz SE 7,474 1,316
BASF SE 102,146 5,601
Bayer AG 4,703 221
Bayerische Motoren Werke
Aktiengesellschaft 9,587 655
Beiersdorf AG 5,046 528
Ceconomy AG(Æ) 138,204 611
Continental AG 4,945 526
Covestro AG(Þ) 166,351 7,942
Daimler AG 96,771 5,007
Delivery Hero AG(Æ)(Þ) 46,612 5,384
Deutsche Boerse AG 8,161 1,201
Deutsche Lufthansa AG(Æ) 35,690 308
Deutsche Telekom AG 50,036 762
Deutsche Wohnen SE 10,684 541
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 9,505 345
Fresenius Medical Care AG & Co. 8,451 646
Fresenius SE & Co. KGaA 14,412 534
GEA Group AG 38,618 1,284
Hannover Rueck SE 9,910 1,439
HeidelbergCement AG 7,071 405
Infineon Technologies AG - ADR 29,692 831
Knorr-Bremse AG 3,269 378
Merck KGaA 6,103 904
Muenchener Rueckversicherungs-
Gesellschaft AG 18,148 4,247
Salzgitter AG(Æ) 32,924 480
SAP SE - ADR 2 6 , 175 2,790
Siemens AG 28,881 3,385
Siemens Energy AG(Æ) 14,440 316
Symrise AG 7,412 916
United Internet AG 11,283 396

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vonovia SE 12,999 830
Zalando SE(Æ)(Þ) 13,848 1,294
62,093
Greece - 0.2%
Eurobank Ergasias SA(Æ) 7,312,428 2,437
National Bank of Greece(Æ) 534,854 562
2,999
Hong Kong - 2.4%
AIA Group, Ltd. 1,003,230 9,462
Bank of East Asia, Ltd. (The) 272,283 491
BOC Hong Kong Holdings, Ltd. 50,551 140
China Jinmao Holdings Group, Ltd. 1,304,545 660
China Overseas Land & Investment, Ltd. 204,000 511
China Resources Beer Holdings Co., Ltd. 70,000 435
China Resources Cement Holdings, Ltd. 1,441,179 1,882
China Taiping Insurance Holdings Co.,
Ltd. 298,800 451
China Traditional Chinese Medicine
Co., Ltd. 1,360,000 543
CITIC, Ltd. 416,000 298
CK Asset Holdings, Ltd. 453,285 2,100
CLP Holdings, Ltd. 268,533 2,470
COFCO Meat Holdings, Ltd. 66,827 22
Galaxy Entertainment Group, Ltd. 676,000 4,459
Guangdong Investment, Ltd. 232,000 344
Haier Electronics Group Co., Ltd. 229,198 869
Hang Lung Properties, Ltd. - ADR 161,028 392
Hang Seng Bank, Ltd. 159,320 2,451
HK Electric Investments & HK Electric
Investments, Ltd. 405,899 413
HKT Trust & HKT, Ltd. 4,001 5
Hong Kong & China Gas Co., Ltd. 399,868 576
Jardine Matheson Holdings, Ltd. 9,100 405
Jardine Strategic Holdings, Ltd. 22,800 494
Kerry Properties, Ltd. 44,909 110
Melco Crown Entertainment, Ltd.
- ADR(Æ) 53,245 858
Midea Real Estate Holding, Ltd.(Þ) 277,601 627
MTR Corp., Ltd. 62,025 308
Nine Dragons Paper Holdings, Ltd. 325,000 434
Pacific Century Premium Developments,
Ltd.(Æ) 1,566,000 166
Power Assets Holdings, Ltd. 213,500 1,098
Shanghai Industrial Holdings, Ltd. 246,000 329
Shanghai Industrial Urban Development
Group, Ltd. 47,200 4
Sun Hung Kai Properties, Ltd. 36,000 462
Swire Pacific, Ltd. Class A 17,446 79
Swire Properties, Ltd. 161,592 434
Techtronic Industries Co., Ltd. 443,000 5,959
Times Neighborhood Holdings, Ltd. 527,642 539
WH Group, Ltd.(Þ) 3,126,282 2,457
43,737
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC(Æ) 187,346 909
OTP Bank PLC(Æ) 45,110 1,407
2,316
India - 3.0%
Britannia Industries, Ltd. 23,516 1,102
Canara Bank(Æ) 706,199 822
Cipla, Ltd. 7,137 73
Dabur India, Ltd. Class A 41,708 288
Dr Reddy's Laboratories, Ltd. 2,598 172
GAIL India, Ltd. 713,764 816
HCL Technologies, Ltd. 40,745 464
HDFC Bank, Ltd. - ADR(Æ) 18,420 1,058
Hindustan Unilever, Ltd. 17,126 479
Housing Development Finance Corp.,
Ltd. 600,287 15,569
ICICI Bank, Ltd.(Æ) 305,003 1,614
ICICI Bank, Ltd. - ADR(Æ) 106,819 1,127
ICICI Lombard General Insurance Co.,
Ltd.(Æ)(Þ) 164,714 2,746
Infosys, Ltd. 72,492 1,037
Infosys, Ltd. - ADR 209,669 2,992
Petronet LNG, Ltd. 283,068 882
Power Grid Corp. of India, Ltd. 924,951 2,133
Reliance Industries, Ltd. 259,259 7,183
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,285
SBI Cards and Payment Services Private,
Ltd. 267,071 2,888
Shriram Transport Finance Co., Ltd. 41,069 384
Tata Consultancy Services, Ltd. 92,189 3,313
Tata Motors, Ltd.(Æ) 519,472 929
United Spirits, Ltd.(Æ) 257,156 1,749
Wipro, Ltd. 130,668 600
Zee Entertainment Enterprises, Ltd. 299,437 758
55,463
Indonesia - 0.5%
Bank Central Asia Tbk PT 665,178 1,308
Bank Mandiri Persero Tbk PT 921,400 357
Bank Negara Indonesia Persero Tbk PT 7,171,900 2,275
Bank Tabungan Negara Persero Tbk PT 10,458,905 969
Bumi Serpong Damai Tbk PT(Æ) 13,758,500 824
Indofood CBP Sukses Makmur Tbk PT 568,346 372
Jasa Marga Persero Tbk PT 3,561,000 856
Telekomunikasi Indonesia Persero Tbk
PT 7,758,800 1,374
United Tractors Tbk PT 140,969 201
8,536
Ireland - 1.7%
Accenture PLC Class A 35,551 7,711
AerCap Holdings NV(Æ) 23,581 586
AIB Group PLC 799,670 899
Allegion PLC 72,771 7,168
Bank of Ireland Group PLC(Æ) 803,220 1,979
CRH PLC 18,909 664

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
274 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DCC PLC 9,242 602
Flutter Entertainment PLC(Æ) 9,507 1,657
James Hardie Industries PLC(Æ) 24,660 602
Kerry Group PLC Class A 64,698 7,740
Medtronic PLC 585 59
Ryanair Holdings PLC - ADR(Æ) 5,228 421
Willis Towers Watson PLC(Æ) 5,777 1,054
31,142
Isle of Man - 0.1%
NEPI Rockcastle PLC 347,128 1,227
Israel - 0.1%
Bank Hapoalim BM(Æ) 15,933 94
Bank Leumi Le-Israel BM 66,942 317
Check Point Software Technologies, Ltd.
(Æ) 6,600 749
Mizrahi Tefahot Bank, Ltd. 27,841 545
NICE, Ltd.(Æ) 2,366 539
2,244
Italy - 1.0%
Assicurazioni Generali SpA 133,546 1,792
BPER Banca SpA(Æ) 381,541 452
Davide Campari-Milano NV SpA(Æ) 89,962 938
Enel SpA 486,377 3,873
ENI SpA - ADR 217,619 1,532
FinecoBank Banca Fineco SpA(Æ) 83,796 1,148
Intesa Sanpaolo SpA(Æ) 661,879 1,098
Mediobanca Banca di Credito
Finanziario SpA 19,127 136
Moncler SpA(Æ) 24,622 986
Pirelli & C SpA(Æ)(Þ) 162,449 678
Saipem SpA 672,171 1,186
Snam Rete Gas SpA 3,110 15
Telecom Italia SpA 1,179,560 401
Terna Rete Elettrica Nazionale SpA 56,676 383
UniCredit SpA(Æ) 515,418 3,861
Unipol Gruppo Finanziario SpA(Æ) 111,971 408
18,887
Japan - 12.9%
Aeon Co., Ltd. 13,900 355
Alfresa Holdings Corp. 2,400 44
Alps Alpine Co., Ltd. 49,100 710
As One Corp. 8,474 1,231
Asahi Diamond Industrial Co., Ltd. 82,600 379
Asahi Group Holdings, Ltd. 13,200 409
Astellas Pharma, Inc. 247,500 3,406
Bank of Kyoto, Ltd. (The) 17,700 781
Benesse Holdings, Inc. 14,700 346
BML, Inc. 24,000 675
Bridgestone Corp. 94,400 3,077
Calbee, Inc. 11,800 362
Canon, Inc. 94,600 1,646
Central Japan Railway Co. 5,700 689
Century Tokyo Leasing Corp. 14,400 706
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chubu Electric Power Co., Inc. 33,000 369
Chugoku Electric Power Co., Inc. (The) 30,000 376
Citizen Watch Co., Ltd. 188,500 501
Concordia Financial Group, Ltd. 95,300 314
Dai-ichi Life Holdings, Inc. 151,885 2,263
Daiichi Sankyo Co., Ltd. 21,900 577
Daikin Industries, Ltd. 200 37
Daiseki Co., Ltd. 1,200 31
Daito Trust Construction Co., Ltd. 5,900 537
Daiwa House Industry Co., Ltd. 16,900 445
Denso Corp. 87,900 4,098
Dentsu, Inc. 24,300 701
Ebara Corp. 600 17
Eisai Co., Ltd. 47,200 3,672
Electric Power Development Co., Ltd. 8,900 120
ENEOS Holdings, Inc. 1,074,300 3,622
FamilyMart UNY Holdings Co., Ltd. 3,200 70
Fuji Electric Co., Ltd. 16,300 495
Fuji Seal International, Inc. 19,900 374
FUJIFILM Holdings Corp. 17,621 898
Fujitsu, Ltd. 20,614 2,397
Fukuoka Financial Group, Inc. 93,500 1,562
GMO Payment Gateway, Inc. 7,500 913
Hamamatsu Photonics KK 7,900 394
Hankyu Hanshin Holdings, Inc. 12,400 380
Hino Motors, Ltd. 274,900 2,111
Hirose Electric Co., Ltd. 3,300 461
Hitachi Metals, Ltd. 517,000 6,856
Hitachi, Ltd. 25,000 843
Hogy Medical Co., Ltd. 15,300 449
Honda Motor Co., Ltd. 438,665 10,345
Hoshizaki Corp. 1,500 120
Hoya Corp. 4,600 521
Iida Group Holdings Co., Ltd. 145,200 2,632
Inpex Corp. 742,700 3,552
Isuzu Motors, Ltd. 273,300 2,224
ITOCHU Corp. 80,018 1,925
Japan Airlines Co., Ltd. 8,900 156
Japan Exchange Group, Inc. 61,800 1,516
Japan Post Insurance Co., Ltd. Class A 32,800 520
Japan Tobacco, Inc. 80,400 1,520
JFE Holdings, Inc.(Æ) 84,700 593
JGC Holdings Corp. 195,300 1,611
JSR Corp. 67,900 1,531
Kao Corp. 7,400 526
Kawasaki Heavy Industries, Ltd. 1,500 18
KDDI Corp. 151,300 4,052
Keihan Holdings Co., Ltd. 10,900 415
Keio Corp. 8,400 488
Keyence Corp. 17,800 8,072
Kintetsu Group Holdings Co., Ltd. 5,200 208
Kirin Holdings Co., Ltd. 108,300 1,956
Koito Manufacturing Co., Ltd. 12,600 610
Komatsu, Ltd. 267,900 6,013
Kubota Corp. 36,400 634
Kyocera Corp. 10,800 595
Lion Corp. 17,700 361

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
McDonald's Holdings Co. Japan, Ltd. 13,100 621
Mebuki Financial Group, Inc. 128,700 258
Medipal Holdings Corp. 39,700 710
MEIJI Holdings Co., Ltd. 400 29
Mitsubishi Chemical Holdings Corp. 43,700 246
Mitsubishi Electric Corp. 280,300 3,601
Mitsubishi Estate Co., Ltd. 154,400 2,307
Mitsubishi Heavy Industries, Ltd. 26,400 565
Mitsubishi Motors Corp. 282,000 517
Mitsubishi UFJ Financial Group, Inc. 1,163,500 4,586
Mitsui & Co., Ltd. 111,100 1,743
Mitsui Chemicals, Inc. 8,400 216
Mizuho Financial Group, Inc. 30,980 382
MS&AD Insurance Group Holdings, Inc. 73,400 2,024
Murata Manufacturing Co., Ltd. 18,400 1,276
Nagoya Railroad Co., Ltd. 21,300 568
Nakanishi, Inc. 6,477 116
NEC Corp. 7,600 382
Nidec Corp. 5,600 563
Nikon Corp. 93,200 566
Nintendo Co., Ltd. 3,875 2,116
Nippon Prologis REIT, Inc.(Æ)(ö) 246 810
Nippon Steel Corp.(Æ) 82,100 797
Nippon Telegraph & Telephone Corp. 30,800 650
Nissan Motor Co., Ltd. 460,000 1,628
Nissin Foods Holdings Co., Ltd. 7,900 684
Nitori Holdings Co., Ltd. 8,500 1,754
Nitto Denko Corp. 54,400 3,818
Nomura Holdings, Inc. 422,600 1,884
NTT Data Corp. 54,700 617
NTT DOCOMO, Inc. 139,099 5,250
Obayashi Corp. 14,000 117
Obic Co., Ltd. 300 53
Odakyu Electric Railway Co., Ltd. 21,900 529
Oriental Land Co., Ltd. 5,700 798
Osaka Gas Co., Ltd. 35,500 670
Otsuka Holdings Co., Ltd. 40,700 1,509
Pan Pacific International Holdings Corp. 30,400 649
Panasonic Corp. 685,900 6,345
Qol Holdings Co., Ltd. 3,300 36
Recruit Holdings Co., Ltd. 21,900 837
Resona Holdings, Inc. 1,153,700 3,794
Rinnai Corp. 5,800 573
Secom Co., Ltd. 9,463 800
Sekisui House, Ltd. 26,200 434
Seven & i Holdings Co., Ltd. 11,600 354
Shimadzu Corp. 3,000 86
Shimamura Co., Ltd. 33,800 3,598
Shimano, Inc. 2,387 545
Shimizu Corp. 48,700 337
Shin-Etsu Chemical Co., Ltd. 76,700 10,264
Shingakukai Co., Ltd. 159,200 657
Shinsei Bank, Ltd. 33,600 404
Shionogi & Co., Ltd. 6,700 316
Shizuoka Bank, Ltd. (The) 137,900 927
Showa Denko KK 3,800 65
SMC Corp. 1,800 950
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SoftBank Group Corp. 25,584 1,681
Sompo Japan Nipponkoa Holdings, Inc. 21,801 816
Sony Corp. 27,200 2,267
Subaru Corp. 113,200 2,083
Sumitomo Electric Industries, Ltd. 31,500 347
Sumitomo Heavy Industries, Ltd. 3,900 83
Sumitomo Metal Mining Co., Ltd. 11,200 348
Sumitomo Mitsui Financial Group, Inc. 261,302 7,237
Sumitomo Rubber Industries, Ltd. 27,500 242
Suzuken Co., Ltd. 9,700 350
Suzuki Motor Corp. 52,100 2,244
T&D Holdings, Inc. 491,400 4,910
Taiheiyo Cement Corp. 25,400 598
Taisei Corp. 10,200 317
Takeda Pharmaceutical Co., Ltd. 118,300 3,661
Terumo Corp. 2,600 96
THK Co., Ltd. 73,900 1,950
Tobu Railway Co., Ltd. 7,900 225
Toho Co., Ltd. 16,400 650
Tohoku Electric Power Co., Inc. 77,400 681
Tokio Marine Holdings, Inc. 64,600 2,894
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 310,800 803
Tokyo Electron, Ltd. 22,900 6,138
Tokyo Gas Co., Ltd. 21,800 492
Tokyu Corp. 20,200 240
Tokyu Fudosan Holdings Corp. 36,000 158
Toray Industries, Inc. 96,500 438
Toyo Suisan Kaisha, Ltd. 11,200 558
Toyota Motor Corp. 42,400 2,777
Toyota Tsusho Corp. 5,300 148
Transcosmos, Inc. 16,100 438
Trend Micro, Inc. 119,200 6,694
Unicharm Corp. 25,688 1,193
USS Co., Ltd. 30,800 566
Yamada Denki Co., Ltd. 113,000 551
235,218
Jersey - 0.0%
Ferguson PLC 4,011 402
Kazakhstan - 0.3%
Halyk Savings Bank of Kazakhstan JSC
- GDR 309,674 3,091
NAC Kazatomprom JSC - GDR 180,976 2,570
5,661
Kenya - 0.2%
Equity Group Holdings, Ltd.(Æ) 6,558,923 2,040
Safaricom PLC 8,343,453 2,366
4,406
Luxembourg - 0.9%
ArcelorMittal SA(Æ) 253,185 3,438
Eurofins Scientific SE(Æ) 10,556 8,424
Globant SA(Æ) 3,541 640
RTL Group SA(Æ) 61,002 2,319

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
276 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spotify Technology SA(Æ) 1,473 353
Tenaris SA 186,230 890
16,064
Macao - 0.0%
Sands China, Ltd. 246,800 865
Malaysia - 0.5%
AMMB Holdings BHD 503,400 346
Axiata Group BHD 524,800 371
CIMB Group Holdings BHD 804,400 572
Dialog Group BHD 1,179,587 1,050
Hong Leong Bank BHD 197,291 704
Hong Leong Financial Group BHD 261,314 887
IHH Healthcare BHD 531,686 637
Kuala Lumpur Kepong BHD 66,100 336
Malayan Banking BHD 252,700 426
Maxis BHD 298,100 345
Nestle Malaysia BHD 13,437 449
PPB Group BHD 179,062 811
Public Bank BHD 136,000 494
QL Resources BHD 236,100 358
Sime Darby Plantation BHD 614,600 717
8,503
Mexico - 0.8%
America Movil SAB de CV 591,491 360
Arca Continental SAB de CV 131,093 571
Cemex SAB de CV 1,138,599 470
Coca-Cola Femsa SAB de CV 53,530 203
El Puerto de Liverpool SAB de CV(Æ) 258,973 697
Fomento Economico Mexicano SAB de
CV 68,153 365
Grupo Cementos de Chihuahua SAB
de CV 205,062 1,033
Grupo Financiero Banorte SAB de CV
Class O(Æ) 217,927 971
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,287,868 954
Grupo Televisa SAB de CV - ADR(Æ) 691,559 4,397
Industrias Bachoco SAB de CV 371,414 1,163
Megacable Holdings SAB de CV 341,631 1,084
Orbia Advance Corp. SAB de CV 451,254 798
Promotora y Operadora de
Infraestructura SAB de CV 70,773 464
Wal-Mart de Mexico SAB de CV 151,623 366
13,896
Netherlands - 2.7%
ABN AMRO Bank NV(Þ) 183,648 1,508
Adyen NV(Æ)(Þ) 461 778
Aegon NV 424,596 1,150
Akzo Nobel NV 6,661 642
ASML Holding NV 11,973 4,353
Exor NV 6,092 317
Ferrari NV 6,825 1,218
Heineken NV 124,452 11,051
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ING Groep NV(Æ) 1,249,012 8,570
Koninklijke Ahold Delhaize NV 36,770 1,010
Koninklijke KPN NV 638,961 1,727
Koninklijke Philips NV(Æ) 13,887 645
Mylan NV(Æ) 186,886 2,717
PostNL NV - ADR(Æ) 169,785 563
Royal Dutch Shell PLC Class A 55,462 699
Wolters Kluwer NV 9,140 741
X5 Retail Group NV - GDR 59,039 2,075
Yandex NV Class A(Æ) 158,525 9,127
48,891
New Zealand - 0.1%
a2 Milk Co., Ltd. (The)(Æ) 91,950 883
Meridian Energy, Ltd. 4,494 16
Spark New Zealand, Ltd. 201,176 597
1,496
Norway - 0.4%
DNB ASA 38,357 518
Gjensidige Forsikring ASA 29,105 553
Mowi ASA 88,244 1,394
Norsk Hydro ASA 940,510 2,637
Orkla ASA 181,935 1,718
Yara International ASA 7,033 245
7,065
Peru - 0.0%
Credicorp, Ltd. 6,714 770
Philippines - 0.3%
Bank of the Philippine Islands 1,481,150 2,251
BDO Unibank, Inc. 219,920 404
GT Capital Holdings, Inc. 46,220 411
Megaworld Corp.(Æ) 10,587,000 663
Metro Pacific Investments Corp. 5,641,000 467
Metropolitan Bank & Trust Co. - ADR 512,100 431
SM Investments Corp. 19,900 390
5,017
Poland - 0.3%
Bank Millennium SA(Æ) 1,350,714 738
Bank Pekao SA(Æ) 46,899 501
Cyfrowy Polsat SA 68,324 427
KGHM Polska Miedz SA(Æ) 58,793 1,759
mBank SA(Æ) 9,942 290
PGE Polska Grupa Energetyczna SA(Æ) 728,361 828
Polski Koncern Naftowy ORLEN SA 32,559 314
Polskie Gornictwo Naftowe i
Gazownictwo SA 259,718 274
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 118,891 570
Santander Bank Polska SA(Æ) 15,180 472
6,173

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Portugal - 0.0%
Energias de Portugal SA 55,699 274
Russia - 1.0%
Gazprom PJSC 377,058 736
Gazprom PJSC - ADR 334,362 1,282
Inter RAO Unified Energy Systems PJSC 6,855,829 439
Lukoil PJSC 82,728 4,214
Lukoil PJSC - ADR 10,868 556
Novatek PJSC - GDR 5,629 679
Novolipetsk Steel PJSC - GDR 19,476 453
Polyus PJSC - GDR 22,942 2,261
Sberbank of Russia PJSC - ADR 680,403 6,875
Sberbank of Russia PJSC Class T 1 —
Tatneft PJSC - ADR 42,139 1,312
18,807
Singapore - 0.7%
CapitaLand, Ltd. 202,100 381
City Developments, Ltd. 136,600 636
DBS Group Holdings, Ltd. 201,600 3,003
Genting Singapore, Ltd. 268,900 127
Jardine Cycle & Carriage, Ltd. 4,100 53
Oversea-Chinese Banking Corp., Ltd. 138,648 855
Singapore Exchange, Ltd. 76,900 488
Singapore Telecommunications, Ltd. 1,252,578 1,864
United Overseas Bank, Ltd. 42,300 588
UOL Group, Ltd. 128,700 586
Wilmar International, Ltd. 1,664,400 4,934
13,515
South Africa - 1.2%
Anglo American PLC 132,500 3,111
AngloGold Ashanti, Ltd. - ADR 141,800 3,281
Aspen Pharmacare Holdings, Ltd.(Æ) 45,657 297
Bidvest Group, Ltd. (The) 163,201 1,350
Discovery Holdings, Ltd. 50,418 332
FirstRand, Ltd. 1,774,793 4,144
Gold Fields, Ltd. - ADR 230,333 2,518
Impala Platinum Holdings, Ltd. 37,548 330
MTN Group, Ltd. 189,397 679
Naspers, Ltd. Class N 15,059 2,946
Pick n Pay Stores, Ltd. 142,378 450
Sibanye Stillwater 601,530 1,773
Tiger Brands, Ltd. 36,079 446
21,657
South Korea - 6.1%
BNK Financial Group, Inc. 109,729 536
CJ Corp. 2,249 151
CJ Logistics Corp.(Æ) 2,716 384
CLIO Cosmetics Co., Ltd. 18,351 254
Daewoo Engineering & Construction Co.,
Ltd.(Æ) 220,752 586
Daewoo Securities Co., Ltd. 117,083 871
Fila Korea, Ltd. 19,328 656
Hana Financial Group, Inc. 177,203 4,782
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hankook Tire & Technology Co., Ltd. 53,122 1,497
Hanon Systems 40,874 405
HDC Hyundai Development Co-
Engineering & Construction Class E 31,706 559
Hyundai Department Store Co., Ltd. 10,518 551
Hyundai Engineering & Construction
Co., Ltd. 13,169 357
Hyundai Motor Co. 25,700 3,760
Industrial Bank of Korea 10,045 73
KB Financial Group, Inc. 259,880 9,276
Kia Motors Corp. 109,268 4,897
Korea Electric Power Corp. 58,444 1,032
Korea Gas Corp. 31,733 766
Korea Zinc Co., Ltd. 1,075 364
KT Corp. - ADR 269,767 2,595
KT&G Corp. 6,567 468
Kumho Petrochemical Co., Ltd. 44,587 5,287
LG Chem, Ltd. 4,517 2,457
LG Electronics, Inc. Class H 16,667 1,244
LG Household & Health Care, Ltd. 5,127 6,731
LG Uplus Corp. 35,871 352
Meritz Securities Co., Ltd. 75,930 221
NAVER Corp. 20,807 5,364
NCSoft Corp. 2,737 1,879
Netmarble Games Corp.(Æ)(Þ) 4,996 521
Ottogi Corp. 741 348
Pearl Abyss Corp.(Æ) 2,676 475
POSCO 31,883 5,886
Samsung Electro-Mechanics Co., Ltd. 30,822 3,653
Samsung Electronics Co., Ltd. 567,373 28,451
Samsung Engineering Co., Ltd.(Æ) 81,362 848
Shinhan Financial Group Co., Ltd. 217,321 5,851
SK Hynix, Inc. 74,405 5,269
SK Telecom Co., Ltd. 3,477 658
STX Pan Ocean Co., Ltd.(Æ) 152,678 485
110,800
Spain - 0.8%
Abertis Infraestructuras SA(Æ)(Š) 27,820 194
Aena SME SA(Þ) 2,813 380
Amadeus IT Group SA Class A 2,674 128
Banco Santander SA - ADR(Æ) 452,034 905
Bankia SA 867,931 1,068
Bankinter SA 47,357 178
CaixaBank SA 1,191,489 2,176
Cellnex Telecom SA(Þ) 60,009 3,856
Endesa SA - ADR 64,674 1,734
Ferrovial SA 3,240 70
Grifols SA 2,127 57
Iberdrola SA 97,607 1,151
Industria de Diseno Textil SA 48,148 1,191
Red Electrica Corp. SA 52,673 928
14,016
Sweden - 1.2%
Assa Abloy AB Class B 59,170 1,271
Atlas Copco AB(Æ) 20,626 911

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
278 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bausch & Lomb, Inc.(Æ) 44,225 1,209
Essity Aktiebolag Class B 19,788 573
ICA Gruppen AB 12,924 612
Kinnevik AB Class B(Æ) 49,339 2,026
L E Lundbergforetagen AB Class B 17,474 787
Loomis AB(Æ) 13,196 295
Sandvik AB(Æ) 248,249 4,422
Securitas AB Class B 52,827 748
Skandinaviska Enskilda Banken AB
Class A 112,699 969
Skanska AB Class B 25,741 484
Svenska Cellulosa AB SCA Class B(Æ) 32,919 447
Svenska Handelsbanken AB Class A(Æ) 88,844 720
Swedbank AB Class A 39,077 613
Swedish Match AB 25,679 1,936
Telefonaktiebolaget LM Ericsson Class B 285,256 3,179
Volvo AB Class B 22,016 429
21,631
Switzerland - 5.4%
ABB, Ltd. 84,055 2,038
Adecco Group AG 87,137 4,270
Alcon, Inc.(Æ) 21,038 1,193
Baloise Holding AG 6,483 888
Chocoladefabriken Lindt & Spruengli
AG 63 892
Cie Financiere Richemont SA Class A 14,031 879
Credit Suisse Group AG 255,019 2,409
Geberit AG 1,645 936
Georg Fischer AG 174 176
Givaudan SA 273 1,111
Glencore PLC(Æ) 668,040 1,350
Julius Baer Group, Ltd. 53,614 2,400
Kuehne & Nagel International AG 8,392 1,676
LafargeHolcim, Ltd.(Æ) 102,916 4,411
Lonza Group AG 2,136 1,292
Nestle SA 163,640 18,385
Novartis AG 163,398 12,753
Partners Group Holding AG 5,045 4,543
Roche Holding AG 35,628 11,437
Schindler Holding AG 4,955 1,267
SGS SA 994 2,481
Sika AG 3,360 826
STMicroelectronics NV 44,447 1,357
Straumann Holding AG 153 160
Swiss Life Holding AG 1,577 530
Swiss Prime Site AG Class A 134 11
Swiss Re AG 32,294 2,316
Swisscom AG 2,032 1,033
Temenos AG 22,510 2,413
UBS Group AG 922,636 10,698
Zurich Insurance Group AG 9,970 3,301
99,432
Taiwan - 5.5%
Advantech Co., Ltd. 36,000 364
Asustek Computer, Inc. 64,340 546
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Catcher Technology Co., Ltd. 408,286 2,582
Cathay Financial Holding Co., Ltd. 388,000 521
Chang Hwa Commercial Bank, Ltd. 1,024,394 611
China Airlines, Ltd.(Æ) 2,520,000 772
China Development Financial Holding
Corp. 1,469,520 431
China Life Insurance Co., Ltd. 1,107,896 743
China Steel Corp. Class H 765,000 543
Chunghwa Telecom Co., Ltd. 206,590 775
Chunghwa Telecom Co., Ltd. - ADR 11,428 432
Compal Electronics, Inc. 838,482 546
CTBC Financial Holding Co., Ltd. 1,604,000 1,014
E.Sun Financial Holding Co., Ltd. 984,954 837
Eva Airways Corp. 1,248,718 472
Evergreen Marine Corp. Taiwan, Ltd.(Æ) 1,058,722 701
First Financial Holding Co., Ltd. 501,424 352
Formosa Petrochemical Corp. 226,000 622
Formosa Plastics Corp. 182,651 506
Fubon Financial Holding Co., Ltd. 1,779,000 2,535
Globalwafers Co., Ltd. 188,000 2,735
Hiwin Technologies Corp. 269,638 2,355
Hon Hai Precision Industry Co., Ltd. 1,852,101 5,024
Hon Hai Precision Industry Co., Ltd.
- GDR 19,317 102
Hua Nan Financial Holdings Co., Ltd. 1,138,801 685
Innolux Corp.(Æ) 4,227,000 1,469
Largan Precision Co., Ltd. 7,421 789
Lite-On Technology Corp. 292,126 476
MediaTek, Inc. 290,629 6,853
Mega Financial Holding Co., Ltd. 636,000 613
Nan Ya Plastics Corp. 304,000 625
Nanya Technology Corp. 2,001,000 4,052
Pou Chen Corp. Class B 392,000 346
President Chain Store Corp. 43,490 391
Realtek Semiconductor Corp. 65,588 817
Shin Kong Financial Holding Co., Ltd. 5,091,011 1,418
SinoPac Financial Holdings Co., Ltd. 1,198,000 448
Synnex Technology International Corp. 301,773 448
Taishin Financial Holding Co., Ltd. 821,000 362
Taiwan Business Bank 1,750,190 575
Taiwan Cement Corp. 550,579 781
Taiwan Cooperative Financial Holding
Co., Ltd. 1,337,398 898
Taiwan Mobile Co., Ltd. 157,000 536
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,272,000 34,290
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 172,211 14,444
Uni-President Enterprises Corp. 165,000 354
Win Semiconductors Corp. 59,849 653
WPG Holdings, Ltd. 402,308 547
Yageo Corp. 7,416 92
Yuanta Financial Holding Co., Ltd. 1,659,877 1,031
100,114
Thailand - 0.2%
Advanced Info Service PCL 62,600 347

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bangkok Bank PCL 19,700 61
CP ALL PCL 390,000 674
Kasikornbank PCL 509,100 1,249
Minor International PCL(Æ) 1,312,500 706
Minor International PCL 491,300 264
PTT Global Chemical PCL 40,000 52
PTT PCL 173,000 172
Siam Cement PCL (The) 60,900 662
Thai Union Group PCL Class F 231,700 113
4,300
Turkey - 0.4%
Akbank TAS(Æ) 1,237,287 705
Arcelik AS(Æ) 207,287 666
Ford Otomotiv Sanayi AS 36,176 467
KOC Holding AS 183,082 310
Tupras Turkiye Petrol Rafinerileri AS(Æ) 44,152 394
Turk Hava Yollari AO(Æ) 1,751,197 1,887
Turkcell Iletisim Hizmetleri AS 140,608 246
Turkiye Garanti Bankasi AS(Æ) 1,846,315 1,456
Turkiye Is Bankasi AS Class C(Æ) 961,275 587
Yapi ve Kredi Bankasi AS(Æ) 2,504,642 644
7,362
United Arab Emirates - 0.3%
Aldar Properties PJSC 1,646,273 1,225
Emaar Malls PJSC(Æ) 2,416,113 971
Emaar Properties PJSC(Æ) 1,615,413 1,170
Emirates NBD Bank PJSC 992,287 2,557
5,923
United Kingdom - 7.2%
Admiral Group PLC 32,679 1,165
Antofagasta PLC 290,887 3,882
Associated British Foods PLC 29,852 657
AstraZeneca PLC 47,914 4,823
Aviva PLC 694,524 2,326
Babcock International Group PLC 346,824 976
BAE Systems PLC 15,355 79
Bank of Georgia Group PLC(Æ) 31,959 372
Barclays PLC 2,745,379 3,813
Berkeley Group Holdings PLC 19,522 1,025
British American Tobacco PLC 17,808 566
British Land Co. PLC (The)(ö) 210,840 952
BT Group PLC 1,463,411 1,926
Bunzl PLC 25,073 780
Centrica PLC 1,405,862 677
Coca-Cola European Partners PLC 8,248 295
Compass Group PLC 320,902 4,390
Croda International PLC(Æ) 10,312 806
Diageo PLC 108,238 3,501
Direct Line Insurance Group PLC 284,209 972
Experian PLC 34,474 1,258
Fiat Chrysler Automobiles NV 74,737 918
GlaxoSmithKline PLC - ADR 44,418 741
Halma PLC 19,331 593
HSBC Holdings PLC 1,102,597 4,654
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
InterContinental Hotels Group PLC(Æ) 16,324 826
Intertek Group PLC 16,050 1,159
J Sainsbury PLC 3,957,456 10,340
John Wood Group PLC(Æ) 1,507,159 4,143
Johnson Matthey PLC 38,854 1,083
KAZ Minerals PLC 338,450 2,764
Kingfisher PLC(Æ) 1,011,123 3,763
Land Securities Group PLC(ö) 144,710 955
Linde PLC 49,160 10,820
Lloyds Banking Group PLC(Æ) 391,192 142
London Stock Exchange Group PLC 17,934 1,924
Marks & Spencer Group PLC 517,558 597
Meggitt PLC 11,943 42
Mondi PLC 41,477 787
National Grid PLC 19,682 234
Natwest Group PLC 1,723,073 2,775
Ninety One PLC(Æ) 59,606 159
Pearson PLC 62,098 411
Persimmon PLC Class A 16,203 492
Prudential PLC 41,633 508
Reckitt Benckiser Group PLC 15,072 1,328
RELX PLC 80,443 1,592
Rentokil Initial PLC(Æ) 89,370 609
Royal Dutch Shell PLC Class B 375,600 4,530
RSA Insurance Group PLC 350,808 1,931
Sage Group PLC (The) 56,132 463
Segro PLC(ö) 133,915 1,565
Smith & Nephew PLC 69,755 1,213
Smiths Group PLC 33,668 580
Spirax-Sarco Engineering PLC 12,289 1,797
Standard Chartered PLC 1,353,955 6,197
Stock Spirits Group PLC 136,928 375
Taylor Wimpey PLC(Æ) 178,234 244
TechnipFMC PLC 470,656 2,603
Tesco PLC 1,219,232 3,247
Travis Perkins PLC(Æ) 428,811 5,899
Tullow Oil PLC(Æ) 3,305,136 863
Unilever NV 33,956 1,918
Unilever PLC 28,778 1,641
Vodafone Group PLC 2,616,108 3,495
Wausau Paper Corp. 360,990 2,890
131,051
United States - 0.5%
Abbott Laboratories 1,667 175
JOYY, Inc.(Æ) 48,496 4,431
MasterCard, Inc. Class A 1,606 464
MercadoLibre, Inc.(Æ) 3,231 3,923
Ovintiv, Inc. 55,295 509
Visa, Inc. Class A 1,936 352
9,854
Total Common Stocks
(cost $1,491,900) 1,713,953
Preferred Stocks - 1.8%

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
280 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brazil - 0.4%
Petroleo Brasileiro SA
1.809% (Ÿ) 2,524,224 8,332
Germany - 0.6%
Henkel AG & Co. KGaA
2.042% (Ÿ) 1,912 187
Porsche Automobil Holding SE
3.923% (Ÿ) 39,018 2,091
Volkswagen AG
3.165% (Ÿ) 56,335 8,207
10,485
South Korea - 0.8%
Samsung Electronics Co., Ltd.
2.410% (Ÿ) 345,558 15,332
Total Preferred Stocks
(cost $34,370) 34,149
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 705 3
Total Long-Term Investments
(cost $10) 3
Warrants and Rights - 0.0%
Thailand - 0.0%
Minor International PCL (Æ)
2021 Warrants  236 , 273 29
Total Warrants and Rights
(cost $—) 29
Short-Term Investments - 1.2%
United States - 1.2%
U.S. Cash Management Fund(@) 21,502,510 (∞) 21,498
Total Short-Term Investments
(cost $21,498) 21,498
Total Investments - 96.6%
(identified cost $1,547,778) 1,769,632
Other Assets and Liabilities, Net
- 3.4%
61,364
Net Assets - 100.0%
1,830,996

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 281
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.3%
3SBio, Inc. 02/28/20 HKD 73,000 1.04 76
68
ABN AMRO Bank NV 09/10/20 EUR 183,648 9.58 1,759
1,508
Adyen NV 09/10/20 EUR 461 1,615.02 745
778
Aena SME SA 03/17/20 EUR 2,813 107.08 301
380
Amundi SA 02/26/19 EUR 71,702 64.80 4,646
4,707
BAIC Motor Corp., Ltd. 06/05/20 HKD 390,592 0.46 178
145
Cellnex Telecom SA 04/18/19 EUR 60,009 56.46 3,388
3,856
CGN Power Co., Ltd. 09/10/20 HKD 2,100,000 0.21 441
451
China Resources Pharmaceutical Group, Ltd. 07/20/20 HKD 2,418,000 0.60 1,444
1,213
Covestro AG 02/26/20 EUR 166,351 35.06 5,833
7,942
Delivery Hero AG 09/26/19 EUR 46,612 55.15 2,571
5,384
Guotai Junan Securities Co., Ltd. 06/05/20 HKD 199,077 1.43 284
259
Hapvida Participacoes e Investimentos SA 04/18/19 BRL 21,105 7.13 150
237
Hydro One, Ltd. 04/18/19 CAD 32,728 16.10 527
715
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 164,714 16.02 2,638
2,746
Longfor Group Holdings, Ltd. 01/18/19 HKD 146,500 2.91 427
802
Luye Pharma Group, Ltd. 04/28/20 HKD 479,501 0.49 235
278
Midea Real Estate Holding, Ltd. 03/17/20 HKD 277,601 2.40 668
627
Netmarble Games Corp. 04/28/20 KRW 4,996 76.55 382
521
Pirelli & C SpA 04/28/20 EUR 162,449 3.74 607
678
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 541,001 0.54 290
266
Reliance Industries, Ltd. 06/03/15 INR 78,033 14.13 1,102
4,285
WH Group, Ltd. 10/26/15 HKD 3,126,282 0.74 2,324
2,457
Worldline SA 09/10/20 EUR 9,283 89.37 830
689
Zalando SE 09/10/20 EUR 13,848 85.40 1,183
1,294
42,286
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
282 Tax-Managed International Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 400 USD 28,120 12/20
(988)
British Pound Currency Futures 223 USD 18,064 12/20
56
Canadian Dollar Currency Futures 498 USD 37,397 12/20
(469)
Euro Currency Futures 458 USD 66,725 12/20
(999)
Euro STOXX 50 Index Futures 2,495 EUR 73,827 12/20
(10,160)
FTSE 100 Index Futures 274 GBP 15,244 12/20
(1,616)
Japanese Yen Currency Futures 719 USD 85,898 12/20
1,181
New Zealand Dollar Currency Futures 256 USD 16,922 12/20
(46)
S&P/TSX 60 Index Futures 156 CAD 28,872 12/20
(899)
SPI 200 Index Futures 277 AUD 40,788 12/20
(84)
TOPIX Index Futures 553 JPY 8,698,691 12/20
(1,464)
Short Positions
Hang Seng Index Futures 128 HKD 154,605 11/20
466
MSCI Emerging Markets Index Futures 2,435 USD 134,156 12/20
(766)
MSCI Singapore Index Futures 338 SGD 9,317 11/20
279
S&P 500 E-Mini Index Futures 364 USD 59,418 12/20
1,347
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(14,162)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America JPY 7,540 USD 72 11/02/20 —
Bank of America JPY 5,589 USD 53 11/04/20 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
—
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 1,515 $ — $ —
$ —
$ 1,515 0.1
Australia — 23,911 —
—
23,911 1.3
Austria — 3,243 —
—
3,243 0.2
Belgium — 5,562 —
—
5,562 0.3
Brazil 16,901 — —
—
16,901 0.9
Canada 77,506 — —
—
77,506 4.2
Chile 388 — —
—
388 — *
China 81,965 208,945 —
—
290,910 15 . 9

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 283
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Colombia 436 — —
—
436 —*
Cyprus 74 — —
—
74 —*
Czech Republic — 608 —
—
608 —*
Denmark — 28,931 —
—
28,931 1.6
Finland — 16,625 —
—
16,625 0.9
France — 105,536 —
—
105,536 5.8
Germany 526 61,567 —
—
62,093 3.4
Greece — 2,999 —
—
2,999 0.2
Hong Kong 858 42,879 —
—
43,737 2.4
Hungary — 2,316 —
—
2,316 0.1
India 5,177 50,286 —
—
55,463 3.0
Indonesia — 8,536 —
—
8,536 0.5
Ireland 16,999 14,143 —
—
31,142 1.7
Isle of Man — 1,227 —
—
1,227 0.1
Israel 749 1,495 —
—
2,244 0.1
Italy — 18 , 887 —
—
18 , 887 1. 0
Japan — 235,218 —
—
235,218 12.9
Jersey — 402 —
—
402 —*
Kazakhstan — 5,661 —
—
5,661 0.3
Kenya — 4,406 —
—
4,406 0.2
Luxembourg 993 15,071 —
—
16,064 0.9
Macao — 865 —
—
865 —*
Malaysia — 8,503 —
—
8,503 0.5
Mexico 13,896 — —
—
13,896 0.8
Netherlands 11,844 3 7 , 047 —
—
4 8 , 891 2. 7
New Zealand — 1,496 —
—
1,496 0.1
Norway — 7,065 —
—
7,065 0.4
Peru 770 — —
—
770 —*
Philippines — 5,017 —
—
5,017 0.3
Poland — 6,173 —
—
6,173 0.3
Portugal — 274 —
—
274 —*
Russia — 18,807 —
—
18,807 1.0
Singapore — 13,515 —
—
13,515 0.7
South Africa 5,799 15,858 —
—
21,657 1.2
South Korea 2,595 108,205 —
—
110,800 6.1
Spain — 13,822 194
—
14,016 0.8
Sweden — 21,631 —
—
21,631 1.2
Switzerland — 99,432 —
—
99,432 5.4
Taiwan 14,876 85,238 —
—
100,114 5.5
Thailand — 4,300 —
—
4,300 0.2

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
284 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Turkey — 7,362 —
—
7,362 0.4
United Arab Emirates — 5,923 —
—
5,923 0.3
United Kingdom 2,898 128,153 —
—
131,051 7.2
United States 9,854 — —
—
9,854 0.5
Preferred Stocks 8,332 25,817 — — 34,149 1.8
Long-Term Investments — 3 — — 3 —*
Warrants and Rights 29 — — — 29 —*
Short-Term Investments — — — 21,498 21,498 1.2
Total Investments 274,980 1,472,960 194 21,498 1,769,632 96.6
Other Assets and Liabilities, Net 3.4
100.0
Other Financial Instruments
Assets
Futures Contracts 3,329 — — — 3,329 0.2
A
Liabilities
Futures Contracts (17,491) — — — (17,491) (1.0)
Total Other Financial Instruments
**
$ (14,16 2 ) $ — $ — $ — $ (14,162)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
258,509
Consumer Staples ...................................................................
85,336
Energy ....................................................................................
84,355
Financial Services ...................................................................
395,589
Health Care .............................................................................
96,205
Materials and Processing ........................................................
196,590
Producer Durables ..................................................................
183,689
Technology ..............................................................................
327,488
Utilities ...................................................................................
86,192
Preferred Stocks

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 285
Consumer Discretionary ..........................................................
10,298
Consumer Staples ...................................................................
187
Energy ....................................................................................
8,332
Technology ..............................................................................
15,332
Long-Term Investments .................................................................
3
Warrants and Rights ....................................................................
29
Short-Term Investments ................................................................
21,498
Total Investments .................................................................... 1,769,632

See accompanying notes which are an integral part of the financial statements.
286 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — October 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 2,092 $ 1,237
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 14 , 989 $ 2 , 502
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 10,194 $ 1,533
Foreign currency exchange contracts — 58
Total
$ 10,194 $ 1,591
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (20 , 029 ) $ (1 , 265 )
Foreign currency exchange contracts — 99
Total
$ (20 , 029 ) $ (1 , 166 )
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 287
6
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,547,778
Investments, at fair value(>) ...........................................................................................................................................................
1,769,632
Foreign currency holdings(^) ......................................................................................................................................................... 9,273
Receivables:
Dividends and interest ....................................................................................................................................................... 3,926
Dividends from affiliated funds .......................................................................................................................................... 3
Investments sold ................................................................................................................................................................ 126
Fund shares sold ................................................................................................................................................................ 3,765
Foreign capital gains taxes recoverable ............................................................................................................................. 2,438
From broker(a) ................................................................................................................................................................... 59,294
Total assets .................................................................................................................................................
1,848,457
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 1, 775
Fund shares redeemed ....................................................................................................................................................... 1,301
Accrued fees to affiliates .................................................................................................................................................... 1,518
Other accrued expenses ..................................................................................................................................................... 484
Variation margin on futures contracts ................................................................................................................................. 1 2 , 356
Deferred capital gains tax liability ..................................................................................................................................... 27
Total liabilities .............................................................................................................................................
17,461
Net Assets ............................................................................................................................................................
$ 1,830,996

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
288 Tax-Managed International Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (71,27 7 )
Shares of beneficial interest ...........................................................................................................................................................
1,914
Additional paid-in capital ..............................................................................................................................................................
1,900,35 9
Net Assets ............................................................................................................................................................
$ 1,830,996
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.53
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.11
Class A — Net assets ............................................................................................................................................................. $ 19,621,685
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 2,059,669
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.41
Class C — Net assets ............................................................................................................................................................. $ 6,308,914
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 670,713
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.57
Class M — Net assets ............................................................................................................................................................ $ 318,990,002
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 33,318,435
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.57
Class S — Net assets ............................................................................................................................................................. $ 1,486,075,144
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 155,331,206
Amounts in thousands
(^)     Foreign currency holdings - cost $ 9,260
(>)     Investments in affiliates, U.S. Cash Management Fund $ 21,498
(a)     Receivable from Broker for Futures $ 59,294
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 289
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 51,1 00
Dividends from affiliated funds ......................................................................................................................................... 366
Less foreign taxes withheld ............................................................................................................................................... (5,2 05 )
Total investment income ...............................................................................................................................................................
46,261
Expenses
Advisory fees .................................................................................................................................................................... 14,913
Administrative fees ........................................................................................................................................................... 871
Custodian fees ................................................................................................................................................................... 757
Distribution fees - Class A ................................................................................................................................................ 42
Distribution fees - Class C ................................................................................................................................................ 46
Transfer agent fees - Class A ............................................................................................................................................ 34
Transfer agent fees - Class C ............................................................................................................................................. 12
Transfer agent fees - Class E (1) ....................................................................................................................................... —
*
Transfer agent fees - Class M ............................................................................................................................................ 587
Transfer agent fees - Class S ............................................................................................................................................. 2,950
Professional fees ............................................................................................................................................................... 198
Registration fees ............................................................................................................................................................... 165
Shareholder servicing fees - Class C ................................................................................................................................. 15
Shareholder servicing fees - Class E (1) ............................................................................................................................ —
*
Trustees’ fees .................................................................................................................................................................... 84
Printing fees ...................................................................................................................................................................... 115
Miscellaneous ................................................................................................................................................................... 39
Expenses before reductions .............................................................................................................................................. 20,828
Expense reductions ........................................................................................................................................................... (2,384)
Net expenses .................................................................................................................................................................................
18,444
Net investment income (loss) ........................................................................................................................................................
27,817
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (100,46 1 )
Investments in affiliated funds .......................................................................................................................................... 20
Futures contracts .............................................................................................................................................................. 11,72 7
Foreign currency exchange contracts ................................................................................................................................ 58
Foreign currency-related transactions ............................................................................................................................... (556)
Net realized gain (loss) ..................................................................................................................................................................
(89,212)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (40,832)
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (21,294)
Foreign currency exchange contracts ................................................................................................................................ 99
Foreign currency-related transactions ............................................................................................................................... (2 4 )
Net change in unrealized appreciation (depreciation) ................................................................................................................... (62,05 3 )
Net realized and unrealized gain (loss) ......................................................................................................................................... (151,26 5 )
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (123,44 8 )
*       Less than $500.
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
290 Tax-Managed International Equity Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 27,817 $ 34,529
Net realized gain (loss) ...................................................................................................................... (89,212) (85,850)
Net change in unrealized appreciation (depreciation) ....................................................................... (62,05 3 ) 178,641
Net increase (decrease) in net assets from operations ............................................................................. (123,44 8 ) 127,320
Distributions
To shareholders
Class A .......................................................................................................................................... (322) (134)
Class C .......................................................................................................................................... (85) (27)
Class E (1) ..................................................................................................................................... — (6)
Class M ......................................................................................................................................... (6,878) (1,442)
Class S ........................................................................................................................................... (35,367) (18,657)
Net decrease in net assets from distributions .......................................................................................... (42,652) (20,266)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 239,281 333,26 5
Total Net Increase (Decrease) in Net Assets ..........................................................................
73,18 1 440,31 9
Net Assets
Beginning of period .................................................................................................................................
1,757,81 5 1,317,496
End of period ..........................................................................................................................................
$ 1,830,996 $ 1,757,81 5

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 291
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,247 $ 10,838 525 $ 5,242
Proceeds from reinvestment of distributions 29 312 14 128
Payments for shares redeemed (576) (5,652) (430) (4,271)
Net increase (decrease)
700 5,498 109 1,099
Class C
Proceeds from shares sold 328 3,048 283 2,830
Proceeds from reinvestment of distributions 8 85 3 26
Payments for shares redeemed (213) (1,984) (258) (2,607)
Net increase (decrease)
123 1,149 28 249
Class E (1)
Proceeds from reinvestment of distributions — — 1 6
Payments for shares redeemed (5) (47) (47) (498)
Net increase (decrease)
(5) (47) (46) (492)
Class M
Proceeds from shares sold 17,153 158,668 19,610 199,648
Proceeds from reinvestment of distributions 635 6,87 8 154 1,441
Payments for shares redeemed (9,510) (87,05 8 ) (3,679) (37,259)
Net increase (decrease)
8,278 78,488 16,085 163,830
Class S
Proceeds from shares sold 61,562 569,547 57,500 576,125
Proceeds from reinvestment of distributions 3,261 35,315 1,983 18,569
Payments for shares redeemed (48,807) (450,669) (42,350) (426,115)
Net increase (decrease)
16,016 154,193 17,133 168,579
Total increase (decrease)
25,112 $ 239,281 33,309 $ 333,265

Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
292 Tax-Managed International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class A
October 31, 2020 10.53 .13 (.90) (.77) (.23) (.23)
October 31, 2019 9.86 .20 .5 8 .78 (.11) (.11)
October 31, 2018 11.18 .16 (1.35) (1.19) (.13) (.13)
October 31, 2017 9.19 .13 2.05 2.18 (.19) (.19)
October 31, 2016 9.09 .13 .02 .15 (.05) (.05)
Class C
October 31, 2020 10.41 .05 (.90) (.85) (.15) (.15)
October 31, 2019 9.75 .12 .59 .71 (.05) (.05)
October 31, 2018 11.09 .07 (1.34) (1.27) (.07) (.07)
October 31, 2017 9.11 .05 2.06 2.11 (.13) (.13)
October 31, 2016 9.06 .06 .02 .08 (.03) (.03)
Class M
October 31, 2020 10.58 .16 (.91) (.75) (.26) (.26)
October 31, 2019 9.92 .26 .56 .82 (.16) (.16)
October 31, 2018 11.25 .19 (1.35) (1.16) (.17) (.17)
October 31, 2017(5) 9.77 .08 1.40 1.48 — —
Class S
October 31, 2020 10.57 .15 (.90) (.75) (.25) (.25)
October 31, 2019 9.91 .22 .59 .81 (.15) (.15)
October 31, 2018 11.23 .18 (1.35) (1.17) (.15) (.15)
October 31, 2017 9.21 .15 2.07 2.22 (.20) (.20)
October 31, 2016 9.10 .15 .01 .16 (.05) (.05)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 293
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
9.53 (7.59) 19,622 1.41 1.29 1.40 100
10.53 8.10 14,323 1.40 1.28 1.99 77
9.86 (10.79) 12,333 1.41 1.32 1.43 47
11.18 24.26 10,216 1.43 1.34 1.24 25
9.19 1.71 3,943 1.48 1.34 1.43 85
9.41 (8.34) 6,309 2.16 2.04 .55 100
10.41 7.34 5,698 2.15 2.03 1.25 77
9.75 (11.54) 5,068 2.16 2.07 .60 47
11.09 23.54 4,362 2.18 2.09 .46 25
9.11 .89 2,441 2.23 2.09 .71 85
9.57 (7.37) 318,990 1.16 .94 1.66 100
10.58 8.44 264,934 1.16 .94 2.60 77
9.92 (10.52) 88,807 1.17 .97 1.74 47
11.25 15.15 58,830 1.19 .99 1.23 25
9.57 (7.38) 1,486,075 1.16 1.04 1.54 100
10.57 8.33 1,472,807 1.15 1.03 2.22 77
9.91 (10.58) 1,210,778 1.16 1.07 1.60 47
11.23 24.69 1,021,782 1.18 1.09 1.52 25
9.21 1.83 590,373 1.23 1.09 1.66 85

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
294 Tax-Managed International Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,129,779
Administration fees 78,172
Distribution fees 8,377
Shareholder servicing fees 1,374
Transfer agent fees 293,431
Trustee fees 7,172
$ 1,518,305
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 21,757 $ 730,798 $ 731,075 $ 20 $ (2) $ 21,498 $ 366 $ —
$ 21,757 $ 730,798 $ 731,075 $ 20 $ (2) $ 21,498 $ 366 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,574,597,168 $ 270,585,097 $ (77,251,587) $ 193,333,510 $ 32,814,427 $ (297,526,953)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 42,652,020 $ — $ — $ 20,265,995 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
296 Tax-Managed Real Assets Fund
Tax-Managed Real Assets Fund
-
Class A
‡
Total
Return
1 Year (16 .70)%
Inception* (9 .82)%§
Tax-Managed Real Assets Fund
-
Class C
Total
Return
1 Year (12 .35)%
Inception* (6 .63)%§
Tax-Managed Real Assets Fund
-
Class M
Total
Return
1 Year (11 .39)%
Inception* (5 .64)%§
Tax-Managed Real Assets Fund
-
Class S
Total
Return
1 Year (11 .44)%
Inception* (5 .67)%§
MSCI World Index (Net) **
Total
Return
1 Year 4.36%
Inception* 6.98%§
Tax-Managed Real Assets Blended Benchmark ***
Total
Return
1 Year (17.83)%
Inception* (10.10)%§

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Tax-Managed Real Assets Fund 297
The Tax-Managed Real Assets Fund (the “Fund”) employs a multi-
manager approach whereby Russell Investment Management,
LLC (“RIM”) manages a portion of the Fund’s assets based upon model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to
RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages the portion of the Fund's assets that RIM determines not to manage based upon model portfolios provided by the
Fund's money managers. RIM may change the allocation of the
Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission (“SEC”) permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2020, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class M and Class S Shares lost 11.65%, 12.35%
11.39% and 11.44%, respectively. This is compared to the Fund’s benchmark, the MSCI World NR USD Index, which gained 4.36%
during the same period. The Tax-Managed Real Assets Blended
Benchmark (the “Secondary Benchmark”), a composite index
composed of 30% S&P Global Natural Resources Index, 30%
S&P Global Infrastructure Index (Net TR) and 40% FTSE Nareit
Equity REITS Index, lost 17.83% during the same period. The
Fund’s Secondary Benchmark provides a means to compare the
Fund’s average annual return to a secondary benchmark that is more representative of the investment strategies pursued by the
Fund. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
World Allocation Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, lost 2.57%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index. However, the Fund’s primary index remains the
benchmark for the Fund.
How did market conditions affect the Fund’s performance?
Global equity markets rose over the period, driven by strong gains in the U.S. and emerging markets. Europe and the United
Kingdom lagged relative to other regions.
In terms of sector performance within the Fund’s benchmark over the fiscal year, information technology and consumer discretionary sectors were the largest drivers of positive returns. Financials and energy posted the weakest gains over the period and the real estate sector recorded a loss over the period.
In terms of factor performance, quality and growth factors were the biggest drivers of positive performance over the period, while the value factor lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund underperformed its benchmark for the period ending
October 31, 2020. Overall, the real assets sectors underperformed relative to broader equities, however the Fund’s tactical allocations contributed positively to performance.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM also manages Fund assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, RREEF America
L.L.C. outperformed its benchmark over the fiscal year. Sector allocation was a significant driver of performance, as the portfolio benefitted from underweights to the bottom-performing office, mall and lodging sectors. Security selection in the residential and office sectors also contributed positively to performance over the period.
First Sentier Investors (Australia) IM Limited outperformed
its benchmark over the fiscal year. Outperformance was
driven predominantly by underweights to and stock selection
in the transportation services (airports and marine ports) and pipelines sectors. Further, an out-of-benchmark allocation to the communications sector also benefitted performance. An
underweight to the best-performing electric utilities sector partially offset those positive effects.
Grantham, Mayo, Van Otterloo & Co. LLC was the best-
performing manager during the period. Stock selection in the energy sector, particularly in the integrated oil & gas refining sub-sectors, generated a majority of outperformance over the period. In addition, an out-of-index investment in solar energy

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
298 Tax-Managed Real Assets Fund
companies contributed positively to performance. Overweights to food processing companies slightly detracted from performance.
During the period, RIM utilized a positioning strategy which is designed with the dual mandate of improving the Fund’s after-
tax returns as well as controlling Fund-level exposures and risks through the purchase of a stock portfolio. Because RIM controls all trading for the Fund, RIM managed the tax lots of the Fund and harvested losses and deferred capital gains with respect to certain securities during the fiscal year in order to improve the after-tax returns of the Fund. Additionally, using the output from a quantitative model, the strategy seeks to offer a broadly diversified exposure to the full set of real asset sub-sectors and includes a broad basket of equity securities across the listed real estate, infrastructure and natural resource sectors. During the period, the strategy outperformed the Fund’s benchmark due to positioning in infrastructure (utilities overweight) and natural resources (energy underweight).
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
First Sentier Investors (Australia) IM
Limited Market-Oriented
Grantham, Mayo, Van Otterloo & Co. LLC Market-Oriented
RREEF America L.L.C. Market-Oriented
* Assumes initial investment on June 10, 2019.
** The MSCI World Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
*** The Tax-Managed Real Assets Blended Benchmark is a composite index consisting of 30% S&P Global Natural Resources Index, 30% S&P Global
Infrastructure Index (NET) and 40% FTSE NAREIT Equity REITs Index. The Tax-Managed Real Assets Blended Benchmark provides a means to compare the
Fund’s average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Tax-Managed Real Assets Fund 299
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,079.40 $ 1,018.45
Expenses Paid During Period* $ 6.95 $ 6.75
* Expenses are equal to the Fund's annualized expense ratio of 1.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,076.20 $ 1,014.68
Expenses Paid During Period* $ 10.86 $ 10.53
* Expenses are equal to the Fund's annualized expense ratio of 2.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,080.50 $ 1,020.21
Expenses Paid During Period* $ 5.13 $ 4.98
* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
300 Tax-Managed Real Assets Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,080.50 $ 1,019.71
Expenses Paid During Period* $ 5.65 $ 5.48
* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.2%
Australia - 4.6%
Atlas Arteria, Ltd. 103,454 410
Aurizon Holdings, Ltd. 233,334 621
Beach Energy, Ltd. 505,204 422
BHP Group PLC 44,197 858
BHP Group, Ltd. - ADR 66,878 1,608
Fortescue Metals Group, Ltd. 224,349 2,751
Mineral Resources, Ltd. 94,129 1,658
Newcrest Mining, Ltd. 32,259 666
Perenti Global, Ltd. 249,954 185
Qube Holdings, Ltd. 380,496 712
Rio Tinto PLC 11,762 667
Rio Tinto, Ltd. - ADR 5,353 349
Sandfire Resources NL 252,829 789
South32, Ltd. Class B 607,891 872
Sydney Airport 146,417 563
Tassal Group, Ltd. 129,668 324
Transurban Group - ADR(Æ) 760,357 7,228
20,683
Austria - 0.3%
OMV AB 52,953 1,222
Brazil - 0.7%
Centrais Eletricas Brasileiras SA - ADR 19,720 108
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 28,937 214
Cia Energetica de Minas Gerais - ADR 119,890 219
Duratex SA(Æ) 160,473 536
Petroleo Brasileiro SA 107,234 355
Petroleo Brasileiro SA - ADR 18,545 123
Sao Martinho SA 224,351 823
Ultrapar Participacoes SA - ADR 94,146 267
Vale SA Class B - ADR 65,701 694
3,339
Canada - 4.7%
Agnico Eagle Mines, Ltd. 10,239 811
Barrick Gold Corp. 54,147 1,448
Canadian Solar, Inc.(Æ) 116,129 4,222
Emera , Inc. 9,989 398
Enbridge, Inc. 99,140 2,733
Enerflex , Ltd. 88,543 318
Franco-Nevada Corp. Class T 9,445 1,287
Gibson Energy, Inc. 18,426 271
Imperial Oil, Ltd. 18,672 248
Ivanhoe Mines, Ltd. Class A(Æ) 195,347 768
Kirkland Lake Gold, Ltd.(Æ) 12,664 577
Largo Resources, Ltd.(Æ) 1,921,648 1,399
Nutrien , Ltd. 32,347 1,315
Pembina Pipeline Corp. 70,223 1,470
Seven Generations Energy, Ltd. Class
A(Æ) 168,164 596
TC Energy Corp.(Æ) 47,586 1,873
Teck Resources, Ltd. Class B 32,882 432
Westshore Terminals Investment Corp. 19,682 198
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wheaton Precious Metals Corp. 14,788 679
21,043
Chile - 1.1%
Sociedad Quimica y Minera de Chile
SA - ADR 129,654 4,798
China - 1.8%
China Gas Holdings, Ltd. 477,543 1,463
China Resources Gas Group, Ltd. 98,001 425
China Resources Power Holdings Co.,
Ltd. 100,590 105
China Water Affairs Group, Ltd. 706,000 506
CNOOC, Ltd. 3,064,904 2,800
COSCO Shipping Ports, Ltd. 9,093 5
ENN Energy Holdings, Ltd. 96,301 1,220
Jiangsu Expressway Co., Ltd. Class H 1,431,029 1,428
Kunlun Energy Co., Ltd. 442,000 286
8,238
Colombia - 0.0%
Ecopetrol SA - ADR 22,540 208
Cyprus - 0.2%
Ros Agro PLC - GDR 91,802 843
Denmark - 0.5%
Drilling Co. of 1972 A/S (The)(Æ) 29,143 550
Vestas Wind Systems A/S 8,827 1,509
2,059
Finland - 0.5%
Neste OYJ 23,624 1,234
Stora Enso OYJ Class R 28,992 423
UPM- Kymmene OYJ 25,554 723
2,380
France - 3.0%
Aeroports de Paris 18,373 1,803
Eiffage SA(Æ) 26,481 1,931
Engie SA(Æ) 66,577 807
Eramet (Æ) 7,272 194
Getlink SE(Æ) 194,274 2,614
Rubis SCA 19,151 629
SUEX SA 37,980 697
Total SA 57,177 1,731
Veolia Environnement SA 35,854 669
Vilmorin & Cie SA 17,692 924
Vinci SA 22,105 1,749
13,748
Germany - 0.2%
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 13,171 478
K&S AG 56,607 379

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
302 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ThyssenKrupp AG - ADR(Æ) 23,867 114
971
Hong Kong - 0.4%
China High Speed Transmission
Equipment Group Co., Ltd. 877,000 651
CLP Holdings, Ltd. 49,138 452
Guangdong Investment, Ltd. 162,449 241
Nine Dragons Paper Holdings, Ltd. 172,585 231
1,575
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC(Æ) 271,173 1,316
India - 0.1%
Vedanta, Ltd. - ADR 123,612 633
Ireland - 0.2%
Smurfit Kappa Group PLC 21,704 817
Israel - 0.6%
Equital , Ltd.(Æ) 18,418 343
ICL Group, Ltd. 303,254 1,100
Israel Corp., Ltd. (The)(Æ) 7,522 839
Naphta Israel Oil Corp., Ltd.(Æ) 66,705 259
2,541
Italy - 1.3%
ASTM SpA (Æ) 25,526 475
Atlantia SpA (Æ) 281,102 4,309
Enel SpA 92,775 739
ENI SpA - ADR 14,670 103
Hera SpA 94,738 297
5,923
Japan - 1.4%
Ebara Corp. 28,800 799
Hitachi Zosen Corp. 37,400 151
Inpex Corp. 123,700 592
Japan Petroleum Exploration Co., Ltd. 30,200 477
JFE Holdings, Inc.(Æ) 28,700 201
Kubota Corp. 15,000 261
Mitsubishi Materials Corp. 51,200 939
Nippon Steel Corp.(Æ) 55,300 537
Nittetsu Mining Co., Ltd. 5,600 243
Oji Holdings Corp. 62,500 264
Sumitomo Metal Mining Co., Ltd. 30,900 961
Takuma Co., Ltd. 14,600 224
Tokyo Gas Co., Ltd. 14,900 336
West Japan Railway Co. 7,700 331
6,316
Luxembourg - 0.1%
ArcelorMittal SA(Æ) 37,979 516
Mexico - 1.8%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR(Æ) 12,505 452
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 3,173 264
Grupo Aeroportuario del Sureste SAB de
CV Class B(Æ) 199,093 2,300
Grupo Aeroportuario del Sureste SAB de
CV - ADR(Æ) 4,011 463
Grupo Mexico SAB de CV 1,144,384 3,251
Infraestructura Energetica Nova SAB
de CV 167,097 559
Promotora y Operadora de
Infraestructura SAB de CV 129,340 847
8,136
Netherlands - 0.4%
OCI NV(Æ) 20,298 243
Royal Dutch Shell PLC Class A 108,418 1,367
1,610
New Zealand - 0.6%
Auckland International Airport, Ltd.(Æ) 599,874 2,778
Norway - 0.8%
Austevoll Seafood ASA 94,261 642
Borregaard ASA - ADR 55,312 740
BW Energy, Ltd.(Æ) 182 —
BW Offshore, Ltd. 118,560 284
DNO ASA(Æ) 659,139 273
Equinor ASA Class N 57,663 740
Grieg Seafood ASA 33,042 234
TGS Nopec Geophysical Co. ASA - ADR 18,438 170
Yara International ASA 17,504 610
3,693
Poland - 0.3%
KGHM Polska Miedz SA(Æ) 21,191 634
Polskie Gornictwo Naftowe i
Gazownictwo SA 782,341 825
1,459
Russia - 3.0%
Gazprom Neft PJSC 160,131 551
Gazprom PJSC - ADR 226,830 870
Lukoil PJSC - ADR 45,555 2,329
MMC Norilsk Nickel PJSC - ADR 99,491 2,373
Novatek PJSC - GDR 29,511 3,557
PhosAgro PJSC - GDR 72,053 830
Rosneft Oil Co. PJSC - GDR 97,843 429
Surgutneftegas PJSC - ADR 289 , 7 63 1,265
Tatneft PJSC - ADR 29,221 910
TMK PJSC - GDR(Æ)(Š) 200,158 565
13,679
Singapore - 0.2%
Wilmar International, Ltd. 308,600 915
South Africa - 1.2%
Anglo American PLC 219,458 5,154

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sibanye Stillwater 146,244 431
5,585
South Korea - 0.2%
Korea Zinc Co., Ltd. 260 88
POSCO 3,313 612
Young Poong Corp. 833 355
1,055
Spain - 1.7%
Aena SME SA(Þ) 40,489 5,468
Iberdrola SA 120,281 1,419
Repsol SA - ADR 146,213 912
7,799
Sweden - 0.4%
Bausch & Lomb, Inc.(Æ) 9,762 267
Holmen AB Class B 9,007 342
Svenska Cellulosa AB SCA Class B(Æ) 94,077 1,276
1,885
Switzerland - 1.9%
Flughafen Zurich AG 22,894 3,087
Glencore PLC(Æ) 2,024,555 4,092
Gurit Holding AG 667 1,396
8,575
Thailand - 0.5%
PTT Exploration & Production PCL 402,300 1,015
PTT PCL 1,046,600 1,043
2,058
Turkey - 0.1%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 423,509 611
Ukraine - 0.2%
Kernel Holding SA 84,058 818
United Kingdom - 2.5%
Antofagasta PLC 29,173 389
BP PLC 191,043 489
Central Asia Metals PLC 58,802 128
DS Smith PLC Class F(Æ) 122,324 449
EnQuest PLC(Æ) 3,353,413 412
Ferrexpo PLC 250,540 619
John Wood Group PLC(Æ) 227,428 625
KAZ Minerals PLC 155,777 1,272
Mondi PLC 32,688 620
National Grid PLC 194,094 2,310
Petrofac, Ltd.(Æ) 200,378 310
Polypipe Group PLC(Æ) 118,629 707
Premier Oil PLC(Æ) 993,609 145
Scottish & Southern Energy PLC 10,067 164
Severn Trent PLC Class H 47,914 1,509
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Signature Aviation PLC 402,312 1,235
11,383
United States - 55.4%
Adecoagro SA(Æ) 263,864 1,277
AGCO Corp. 7,682 592
Agree Realty Corp.(ö) 49,295 3,060
Albemarle Corp. 10,945 1,020
Alexander & Baldwin, Inc. 5,088 65
Alexandria Real Estate Equities, Inc.(ö) 43,452 6,584
Alliant Energy Corp. 32,171 1,778
Amcor PLC 71,829 749
American Electric Power Co., Inc. 25,665 2,308
American Homes 4 Rent Class A(ö) 131,327 3,713
American Tower Corp.(ö) 3,671 843
American Water Works Co., Inc. 5,961 897
Americold Realty Trust(ö) 16,873 611
Apartment Investment & Management
Co. Class A(ö) 10,876 347
Archer-Daniels-Midland Co. 6,233 288
AvalonBay Communities, Inc.(ö) 24,409 3,396
Avery Dennison Corp. 2,165 300
Avista Corp. 3,182 106
Bonanza Creek Energy, Inc.(Æ) 24,333 431
Boston Properties, Inc.(ö) 9,051 655
Brixmor Property Group, Inc.(ö) 144,574 1,585
Camden Property Trust(ö) 8,255 761
Centennial Resource Development, Inc.
Class A(Æ) 165,925 103
CenterPoint Energy, Inc. 50,301 1,063
Cheniere Energy, Inc.(Æ) 62,307 2,984
Chevron Corp. 7,815 543
CNX Resources Corp.(Æ) 22,415 217
ConocoPhillips 13,303 381
Consolidated Edison Co., Inc. 6,132 481
CoreSite Realty Corp. Class A(ö) 2,456 293
Corp. America Airports SA(Æ) 98,028 169
Corporate Office Properties Trust(ö) 7,514 169
Corteva , Inc. Class W 21,042 694
Cousins Properties, Inc.(ö) 17,764 453
Crown Castle International Corp.(ö) 4,954 774
CubeSmart (ö) 15,152 514
CyrusOne , Inc.(ö) 45,019 3,199
DiamondRock Hospitality Co.(ö) 27,431 136
Digital Realty Trust, Inc.(ö) 48,574 7,008
Dominion Energy, Inc. 63,719 5,120
Douglas Emmett, Inc.(ö) 16,249 383
DTE Energy Co. 4,248 524
Duke Energy Corp. 8,599 792
Duke Realty Corp.(ö) 27,167 1,032
EastGroup Properties, Inc.(ö) 32,731 4,356
Edison International 2,654 149
Enterprise Products Partners, LP 117,674 1,950
EOG Resources, Inc. 8,795 301
Equinix , Inc.(Æ)(ö) 20,990 15,348
Equity LifeStyle Properties, Inc. Class
A(ö) 73,362 4,342

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
304 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equity Residential(ö) 24,491 1,151
Essential Properties Realty Trust, Inc.(ö) 160,586 2,653
Essex Property Trust, Inc.(ö) 20,274 4,148
Evergy , Inc. 9,803 541
Eversource Energy(Æ) 40,152 3,505
Exelon Corp. 16,527 659
Extra Space Storage, Inc.(ö) 55,463 6,431
Exxon Mobil Corp. 20,145 657
Farmland Partners, Inc.(ö) 34,149 220
First Industrial Realty Trust, Inc.(ö) 16,072 640
First Solar, Inc.(Æ) 14,916 1,298
Five Star Senior Living, Inc.(Æ) 33,402 153
FMC Corp. 8,335 856
Freeport-McMoRan, Inc. 227,389 3,943
Front Yard Residential Corp.(Æ)(ö) 18,071 242
Gaming and Leisure Properties, Inc.(ö) 132,445 4,814
GrafTech International, Ltd. 92,637 625
GTT Communications, Inc. 130 13
Halliburton Co. 31,579 381
Healthcare Realty Trust, Inc.(ö) 9,323 259
Healthcare Trust of America, Inc. Class
A(ö) 39,124 951
Healthpeak Properties, Inc.(ö) 18,172 490
Highwoods Properties, Inc.(ö) 9,063 270
Hudson Pacific Properties, Inc.(ö) 17,377 335
Hyatt Hotels Corp. Class A 16,515 911
Ingredion, Inc. 614 44
Invitation Homes, Inc.(ö) 192,376 5,244
Iron Mountain, Inc.(ö) 2,696 70
JBG Smith Properties(ö) 22,802 532
Kilroy Realty Corp.(ö) 13,530 637
Kimco Realty Corp.(ö) 240,670 2,469
Kinder Morgan, Inc. 76,194 907
Kosmos Energy, Ltd.(Æ) 922,476 917
Lamar Advertising Co. Class A(ö) 1,933 120
Laredo Petroleum, Inc.(Æ) 14,793 119
Life Storage, Inc.(Æ)(ö) 38,756 4,424
Livent Corp.(Æ) 112,595 1,210
Magellan Midstream Partners, LP 36,491 1,297
Magnolia Oil & Gas Corp.(Æ) 85,219 370
Medical Properties Trust, Inc.(ö) 106,195 1,892
Mid-America Apartment Communities,
Inc.(ö) 42,569 4,965
Mosaic Co. (The) 262,512 4,857
National Retail Properties, Inc.(ö) 2,618 84
NetSTREIT Corp.(ö) 56,762 996
Newmont Corp. 28,744 1,806
NexPoint Residential Trust, Inc.(ö) 8,265 366
NextEra Energy, Inc. 126,860 9,288
NexTier Oilfield Solutions, Inc.(Æ) 137,117 259
NiSource, Inc. 40,880 939
Norfolk Southern Corp. 3,128 654
Omega Healthcare Investors, Inc.(ö) 82,909 2,389
Ovintiv , Inc. 9,708 89
Paramount Group, Inc.(ö) 37,793 218
Park Hotels & Resorts, Inc.(ö) 160,113 1,590
Phillips 66 640 30
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pioneer Natural Resources Co. 3,888 309
PNM Resources, Inc. 24,767 1,238
Portland General Electric Co. 17,228 677
Prologis, Inc.(ö) 178,947 17,751
ProPetro Holding Corp.(Æ) 73,657 291
PS Business Parks, Inc.(ö) 3,276 374
Public Service Enterprise Group, Inc. 11,268 655
Public Storage(ö) 8,436 1,932
QTS Realty Trust, Inc. Class A(ö) 6,498 400
Rayonier, Inc.(ö) 12,312 312
Realty Income Corp.(ö) 75,574 4,373
Regency Centers Corp.(ö) 11,135 396
Renewable Energy Group, Inc.(Æ) 106,777 6,023
REX American Resources Corp.(Æ) 7,856 571
Rexford Industrial Realty, Inc.(ö) 94,235 4,378
Rexnord Corp. 13,656 438
Sabra Health Care REIT, Inc.(ö) 77,626 1,022
Safehold , Inc.(Æ) 2,644 182
SBA Communications Corp.(ö) 12,641 3,671
Sealed Air Corp. 3,526 140
Select Energy Services, Inc. Class A(Æ) 53,353 161
Sempra Energy 6,017 754
Simon Property Group, LP(ö) 76,939 4,833
SL Green Realty Corp.(ö) 23,859 1,021
SolarEdge Technologies, Inc.(Æ) 4,775 1,230
Southern Co. (The) 12,993 746
Southwestern Energy Co.(Æ) 81,159 217
STORE Capital Corp.(ö) 13,652 351
Sun Communities, Inc.(ö) 31,691 4,362
Talos Energy, Inc.(Æ) 30,836 203
Terreno Realty Corp.(ö) 8,607 484
UDR, Inc.(ö) 43,811 1,369
UGI Corp. 34,478 1,115
Union Pacific Corp. 4,120 730
Universal Health Realty Income Trust(ö) 1,988 106
Ventas, Inc.(ö) 110,841 4,375
VICI Properties, Inc.(ö) 10,814 248
W&T Offshore, Inc.(Æ) 139,583 195
WEC Energy Group, Inc. 7,874 792
Welltower , Inc.(ö) 120,569 6,483
Weyerhaeuser Co.(ö) 21,438 585
Williams Cos., Inc. (The) 99,518 1,910
WP Carey, Inc.(ö) 5,276 330
Xcel Energy, Inc. 45,939 3,217
250,722
Total Common Stocks
(cost $404,527) 421,930
Preferred Stocks - 1.6%
Brazil - 1.4%
Bradespar SA
5.881% (Ÿ) 700,149 5,703
Petroleo Brasileiro SA

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.809% (Ÿ) 162,707 537
6,240
Russia - 0.2%
Tatneft PJSC
7.259% (Ÿ) 179,901 898
Total Preferred Stocks
(cost $7,080) 7,138
Short-Term Investments - 4.4%
United States - 4.4%
U.S. Cash Management Fund(@) 19,775,054 (∞) 19,771
Total Short-Term Investments
(cost $19,772) 19,771
Total Investments - 99.2%
(identified cost $431,379) 448,839
Other Assets and Liabilities, Net
- 0.8%
3,638
Net Assets - 100.0%
452,477

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
306 Tax-Managed Real Assets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.2%
Aena SME SA 06/13/19 EUR 40,489 178.77 7,237
5,468
5,468
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 115 USD 18,772 12/20
(604)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(604)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 20,683 $ —
$ —
$ 20,683 4.6
Austria — 1,222 —
—
1,222 0.3
Brazil 3,339 — —
—
3,339 0.7
Canada 21,043 — —
—
21,043 4.7
Chile 4,798 — —
—
4,798 1.1
China — 8,238 —
—
8,238 1.8
Colombia 208 — —
—
208 —*
Cyprus — 843 —
—
843 0.2
Denmark — 2,059 —
—
2,059 0.5
Finland — 2,380 —
—
2,380 0.5
France — 13,748 —
—
13,748 3.0
Germany — 971 —
—
971 0.2
Hong Kong — 1,575 —
—
1,575 0.4
Hungary — 1,316 —
—
1,316 0.3
India 633 — —
—
633 0.1
Ireland — 817 —
—
817 0.2
Israel — 2,541 —
—
2,541 0.6
Italy — 5,923 —
—
5,923 1.3
Japan — 6,316 —
—
6,316 1.4
Luxembourg — 516 —
—
516 0.1
Mexico 8,136 — —
—
8,136 1.8

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 307
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Netherlands — 1,610 —
—
1,610 0.4
New Zealand — 2,778 —
—
2,778 0.6
Norway — 3,693 —
—
3,693 0.8
Poland — 1,459 —
—
1,459 0.3
Russia 863 12,251 565
—
13,679 3.0
Singapore — 915 —
—
915 0.2
South Africa — 5,585 —
—
5,585 1.2
South Korea — 1,055 —
—
1,055 0.2
Spain — 7,799 —
—
7,799 1.7
Sweden — 1,885 —
—
1,885 0.4
Switzerland — 8,575 —
—
8,575 1.9
Thailand — 2,058 —
—
2,058 0.5
Turkey — 611 —
—
611 0.1
Ukraine — 818 —
—
818 0.2
United Kingdom — 11,383 —
—
11,383 2.5
United States 250,709 13 —
—
250,722 55.4
Preferred Stocks 6,240 898 — — 7,138 1.6
Short-Term Investments — — — 19,771 19,771 4.4
Total Investments 295,969 132,534 565 19,771 448,839 99.2
Other Assets and Liabilities, Net 0.8
100.0
Other Financial Instruments
Liabilities
Futures Contracts (604) — — — (604) (0.1)
Total Other Financial Instruments
**
$ (604) $ — $ — $ — $ (604)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
308 Tax-Managed Real Assets Fund
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
1,522
Consumer Staples ...................................................................
5,726
Energy ....................................................................................
55,603
Financial Services ...................................................................
168,405
Health Care .............................................................................
420
Materials and Processing ........................................................
76,273
Producer Durables ..................................................................
46,073
Technology ..............................................................................
1,631
Utilities ...................................................................................
66,277
Preferred Stocks
Energy ....................................................................................
1,435
Financial Services ...................................................................
5,703
Short-Term Investments ................................................................
19,771
Total Investments .................................................................... 448,839

Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 309
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 604
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,903 $ —
Foreign currency exchange contracts — (261)
Total
$ 4,903 $ (261)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (725) $ —
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
310 Tax-Managed Real Assets Fund
6
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 431,379
Investments, at fair value(>) ...........................................................................................................................................................
448,839
Foreign currency holdings(^) ......................................................................................................................................................... 1,876
Receivables:
Dividends and interest ....................................................................................................................................................... 483
Dividends from affiliated funds .......................................................................................................................................... 1
Fund shares sold ................................................................................................................................................................ 959
From broker(a) ................................................................................................................................................................... 1,768
Prepaid expenses ........................................................................................................................................................................... 3
Total assets .................................................................................................................................................
453,929
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 326
Accrued fees to affiliates .................................................................................................................................................... 369
Other accrued expenses ..................................................................................................................................................... 147
Variation margin on futures contracts ................................................................................................................................. 604
Deferred capital gains tax liability ..................................................................................................................................... 6
Total liabilities .............................................................................................................................................
1,452
Net Assets ............................................................................................................................................................
$ 452,477

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 311
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (34,127)
Shares of beneficial interest ...........................................................................................................................................................
496
Additional paid-in capital ..............................................................................................................................................................
486,1 08
Net Assets ............................................................................................................................................................
$ 452,477
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.11
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 9.67
Class A — Net assets ............................................................................................................................................................. $ 2,641,565
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 290,062
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.04
Class C — Net assets ............................................................................................................................................................. $ 392,380
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 43,419
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.13
Class M — Net assets ............................................................................................................................................................ $ 95,546,953
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 10,460,024
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.13
Class S — Net assets ............................................................................................................................................................. $ 353,896,472
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 38,779,969
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,888
(>)     Investments in affiliates, U.S. Cash Management Fund $ 19,771
(a)     Receivable from Broker for Futures $ 1,768
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
312 Tax-Managed Real Assets Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 12,32 7
Dividends from affiliated funds ......................................................................................................................................... 158
Total investment income ...............................................................................................................................................................
12,485
Expenses
Advisory fees .................................................................................................................................................................... 3,814
Administrative fees ........................................................................................................................................................... 218
Custodian fees ................................................................................................................................................................... 140
Distribution fees - Class A ................................................................................................................................................ 5
Distribution fees - Class C ................................................................................................................................................ 2
Transfer agent fees - Class A ............................................................................................................................................ 4
Transfer agent fees - Class C ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 17 7
Transfer agent fees - Class S ............................................................................................................................................. 715
Professional fees ............................................................................................................................................................... 120
Registration fees ............................................................................................................................................................... 111
Shareholder servicing fees - Class C ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 24
Printing fees ...................................................................................................................................................................... 45
Offering fees ..................................................................................................................................................................... 50
Miscellaneous ................................................................................................................................................................... 5 6
Expenses before reductions .............................................................................................................................................. 5,483
Expense reductions ........................................................................................................................................................... (718)
Net expenses .................................................................................................................................................................................
4,765
Net investment income (loss) ........................................................................................................................................................
7,720
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (55,376)
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 4,903
Foreign currency exchange contracts ................................................................................................................................ (261)
Foreign currency-related transactions ............................................................................................................................... 213
Net realized gain (loss) ..................................................................................................................................................................
(50,523)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (2,012)
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (725)
Foreign currency-related transactions ............................................................................................................................... (19)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (2,758)
Net realized and unrealized gain (loss) ......................................................................................................................................... (53,281)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (45,561)

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 313
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 7,720 $ 2,969
Net realized gain (loss) ...................................................................................................................... (50,523) (6,851)
Net change in unrealized appreciation (depreciation) ....................................................................... (2,758) 19,594
Net increase (decrease) in net assets from operations ............................................................................. (45,561) 15,712
Distributions
To shareholders
Class A .......................................................................................................................................... (8) —
Class C .......................................................................................................................................... (1) —
Class M ......................................................................................................................................... (856) —
Class S ........................................................................................................................................... (3,492) —
Net decrease in net assets from distributions .......................................................................................... (4,357) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 74,507 412,176
Total Net Increase (Decrease) in Net Assets ..........................................................................
24,589 427,888
Net Assets
Beginning of period .................................................................................................................................
427,888 —
End of period ..........................................................................................................................................
$ 452,477 $ 427,888

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
314 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
(1)
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 219 $ 1,754 104 $ 1,041
Proceeds from reinvestment of distributions 1 8 — —
Payments for shares redeemed (22) (208) (13) (125)
Net increase (decrease)
198 1,554 91 916
Class C
Proceeds from shares sold 28 231 17 166
Proceeds from reinvestment of distributions — ** 1 — —
Payments for shares redeemed (1) (5) — —
Net increase (decrease)
27 227 17 166
Class M
Proceeds from shares sold 5,945 52,849 8,129 81,271
Proceeds from reinvestment of distributions 82 856 — —
Payments for shares redeemed (3,264) (29,239) (432) (4,343)
Net increase (decrease)
2,763 24,466 7,697 76,928
Class S
Proceeds from shares sold 16,998 152,009 35,837 359,462
Proceeds from reinvestment of distributions 335 3,489 — —
Payments for shares redeemed (11,860) (107,238) (2,530) (25,296)
Net increase (decrease)
5,473 48,260 33,307 334,166
Total increase (decrease)
8,461 $ 74,507 41,112 $ 412,176
** Less than 500 shares.
(1) For the period June 10, 2019 (inception date) to October 31, 2019.

Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
316 Tax-Managed Real Assets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class A
October 31, 2020 10.40 .13 (1.33) (1.20) (.09) (.09)
October 31, 2019(9) 10.00 .07 .33 .40 — —
Class C
October 31, 2020 10.37 .06 (1.33) (1.27) (.06) (.06)
October 31, 2019(9) 10.00 .04 .33 .37 — —
Class M
October 31, 2020 10.41 .17 (1.34) (1.17) (.11) (.11)
October 31, 2019(9) 10.00 .08 .33 .41 — —
Class S
October 31, 2020 10.41 .16 (1.34) (1.18) (.10) (.10)
October 31, 2019(9) 10.00 .08 .33 .41 — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 317
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
9.11 (11.65) 2,642 1.47 1.33 1.43 81
10.40 4.00 950 1.51 1.30 1.75 29
9.04 (12.35) 392 2.22 2.08 .66 81
10.37 3.70 171 2.25 2.04 .99 29
9.13 (11.39) 95,547 1.22 .98 1.80 81
10.41 4.10 80,142 1.25 .94 2.10 29
9.13 (11.44) 353,896 1.22 1.08 1.70 81
10.41 4.10 346,625 1.25 1.04 2.01 29

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
318 Tax-Managed Real Assets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 273,851
Administration fees 19,537
Distribution fees 836
Shareholder servicing fees 85
Transfer agent fees 71,641
Trustee fees 3,510
$ 369,460
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 15,419 $ 286,245 $ 281,889 $ (2) $ (2) $ 19,771 $ 158 $ —
$ 15,419 $ 286,245 $ 281,889 $ (2) $ (2) $ 19,771 $ 158 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 432,553,093 $ 46,643,074 $ (30,356,792) $ 16,286,282 $ 7,726,672 $ (58,120,164)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 4,357,245 $ — $ — $ — $ — $ —
Total distributable earnings (losses)
$ 31
Additional paid-in capital
(31)

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
320 Opportunistic Credit Fund
Opportunistic Credit Fund
-
Class A
‡
Total
Return
1 Year (4 .61)%
5 Years 3 .48%§
10 Years 3 .63%§
Opportunistic Credit Fund
-
Class C
Total
Return
1 Year (1 .54)%
5 Years 3 .51%§
10 Years 3 .26%§
Opportunistic Credit Fund
-
Class M
‡‡
Total
Return
1 Year (0 .58)%
5 Years 4 .56%§
10 Years 4 .31%§
Opportunistic Credit Fund
-
Class S
Total
Return
1 Year (0 .52)%
5 Years 4 .55%§
10 Years 4 .30%§
Opportunistic Credit Fund
-
Class Y
Total
Return
1 Year (0 .56)%
5 Years 4 .60%§
10 Years 4 .37%§
Bloomberg Barclays U.S. Universal Index (USD) **
Total
Return
1 Year 5 .96%
5 Years 4 .35%§
10 Years 3 .83%§
Opportunistic Credit Linked Benchmark ***
Total
Return
1 Year 2 .40%
5 Years 5 .75%§
10 Years 5 .83%§
Opportunistic Credit Composite Index ****
Total
Return
1 Year 2 .40%
5 Years 5 .05%§
10 Years 4 .92%§

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Opportunistic Credit Fund 321
The Opportunistic Credit Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class C, Class M, Class S, and Class Y Shares lost 0.90%, 1.54%,
0.58%, 0.52%, and 0.56%, respectively. This is compared to the
Fund’s benchmark, Bloomberg Barclays U.S. Universal Index,
which gained 5.96% during the same period. The Opportunistic
Credit Composite Index (the “Secondary Benchmark”), a
composite index consisting of 50% ICE BofA Developed Markets
High Yield Constrained Index (USD hedged), 20% JP Morgan
EMBI Global Diversified Index, 20% Bloomberg Barclays U.S.
1-3 Month Treasury Bill Index and 10% Bloomberg Barclays U.S.
Corporate Index, gained 2.40% during the same period. The
Fund’s Secondary Benchmark provides a means to compare the
Fund’s average annual return to a secondary benchmark that is more representative of the investment strategies pursued by the
Fund. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended October 31, 2020, Morningstar
®
Multisector Bond Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 1.78%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index. However, the Fund’s primary index remains the
benchmark for the Fund.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2020 was an unprecedent and uncertain year. The unexpected global COVID-19 pandemic and
U.S. presidential election together created a turbulent market. In
March 2020, the spike in COVID-19 cases drove panic selling
so fiercely that equity market circuit breakers triggered four times. This panic selloff quickly spread across asset classes.
Investment grade CDX credit spread widened from 45 bps to as high as 156 bps before it fell to 67 bps at the end of the fiscal year.
The Federal Reserve Board quickly took action to cut short-term interest rates to near zero and promised to keep the rates at or around zero until the end of 2023. Congress, on the other hand, passed a stimulus package that included direct pay outs to many
U.S. taxpayers. With monetary policy and fiscal policy working in parallel, U.S. treasuries had strong one-year performance. The
10-year treasury, which began the fiscal year at a yield of 1.73%, fell to as low as 0.57% in March 2020 before ending the fiscal year at a yield of 0.86%.
Credit spread for investment grade corporate bonds experienced a V-shape recovery in this tumultuous year. The Bloomberg
Barclays U.S. Corporate Bond Index posted a total return of
7.05% for the fiscal year, below equivalent duration treasuries.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund’s general preference to stay long risk in non-government bonds was a drag on performance with most spread sectors
ending the year with negative returns. In particular, securitized sectors of the market, especially commercial mortgage backed securities (“CMBS”), suffered during the March selloff, but did not recover nearly as fast or as fully as the corporate market.
Within emerging markets, the Fund tended to prefer exposure
to lower-rated countries over higher-rated ones, which was also negative as the risk off first quarter of 2020 proved too much even with a comeback later in the year. On the positive side, the Fund was generally long duration throughout the year, which added to performance. Also, within the high yield corporate exposure, the Fund was heavily exposed to CDX, a derivative instrument designed to track to performance of corporate bond spreads, and
BB-rated bonds, while generally holding less CCC-rated bonds, which was positive as more distressed issuers struggled over the period.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Barings
LLC and Barings International Investment Limited (“Barings”)
was the best performing money manager during the period,
underperforming the Fund benchmark, though performing in
line with their RIM-assigned benchmark. Barings benefited from a relatively short spread duration position coming into the first

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
322 Opportunistic Credit Fund
quarter 2020 sell off, which provided some insulation from the
February and March sell off in its earlier stages. However, their underweight to BB-rated bonds was a drag throughout much of
the period. Barings did rotate modestly into fallen angels and some CCC-rated bonds later in the year, which also provided
some benefit to performance as CCC-rated bonds began to catch up with the broader market late in the fiscal year.
Voya Investment Management Co. LLC (“Voya”) was the worst
performing money manager during the period, underperforming
both the Fund’s benchmark and their RIM-assigned benchmark.
Voya’s performance relative to the Fund's benchmark owed largely to their assignment to run a securitized credit strategy, which underperformed most other credit sectors in the benchmark, and the shorter duration nature of their assignment. The former issue was also the key driver of performance relative to their RIM-
assigned benchmark. Especially costly were holdings in lower rated tranches of CMBS, which were especially hard hit in March and April and remained at relatively low prices as uncertainty around the future of many commercial property types lingered.
During the period, RIM managed multiple positioning strategies to seek to achieve the desired risk/return profile for the Fund.
RIM’s U.S. investment grade intelligent credit positioning strategy, which screens securities based on value within the Bloomberg
Barclays US Corporate Bond Index and purchases physical
bonds that RIM believes to be undervalued, produced the best performance among the positioning strategies, outperforming
both the Fund’s benchmark and its strategy specific benchmark.
The strategy benefited both from its longer duration nature as well as defensive security selection, which preserved value during the market sell off while still capturing much of the rally.
During the period, RIM also managed a strategy to gain exposure to quasi-sovereign emerging markets debt. This positioning strategy purchases a physical bond portfolio that seeks to outperform the JP
Morgan EMBI Global Diversified Index through the use of bonds issued by government-companies (“quasi-sovereigns”) in lieu of the sovereign issuers themselves. The strategy outperformed both the Fund benchmark and its strategy specific benchmark. Strong performance was in part because of its longer duration nature, but also due to strong security and country selection. A modest bias to higher quality countries proved a boost to performance as was the higher yield earned through quasi-sovereign issuers over the sovereigns that compose most of the RIM-assigned benchmark for emerging market bonds.
RIM also managed a U.S. fallen angels positioning strategy that invests in recently downgraded bonds, which tend to have lower prices as certain guidelines force selling and the market is slow to price in new information. The strategy outperformed for the fiscal year despite suffering during the first quarter 2020 sell off. This strategy snapped back harder than most when the market turned and produced strong returns in the latter half of the fiscal year.
RIM’s E.U. fallen angels positioning strategy invests in recently downgraded bonds of European issuers similar to the U.S.
strategy. This strategy was taken to a zero allocation in the Fund during May following a strong run of performance and added
back very late in the period. It outperformed the Fund benchmark during the time in which the Fund was invested in the strategy as its higher quality bias preserved value during the March selloff.
The U.S. high yield intelligent credit positioning strategy, which screens securities based on value within the Bank of America
Merrill Lynch U.S. High Yield Index and purchases physical
bonds that RIM believes to be undervalued, underperformed the
Fund benchmark for the fiscal year. While the strategy benefitted from a shorter spread duration bias in March, this was not enough to offset a meaningful overweight to the energy sector, where the strategy saw value but was hurt by the fall in oil prices and market preference for less cyclical sectors.
RIM also managed currency factor (carry, value and trend) and rates factor (carry and value) strategies which seek to generate active returns through currency and international rates positioning, respectively, to reduce the Fund’s reliance on traditional fixed income market risks. These strategies utilize long and short positions in global government bond futures and currency forward contracts to seek to achieve their objectives. The Fund’s rates and currency factor strategies performed in opposite directions during the period, with the rates factor strategy producing solid positive performance while the currency factor strategy was a drag. Within the rates factor strategy, the global decline in interest rates led to considerable convergence in global interest rates, which was an especially positive tailwind for the value component of the rates factors. Among currency factors, trend was especially negative during the year as the market whipsawed trend investors. The emerging market value and carry factor components also struggled both because of the macro environment and idiosyncratic
exposure to the Turkish Lira.
During the period, RIM also implemented numerous tactical
positioning strategies via derivatives that added to Fund
performance during the period. RIM utilized interest rate
derivatives to extend duration throughout the period, which had the greatest impact on total performance. RIM also utilized credit default swaps to tactically increase credit risk as the market sold off and subsequently capture the market rally. The Fund’s tactical positions in developed market currencies via currency forwards had a muted impact. However, RIM also hedged exposure to
Turkish Lira during most of the period, which added value and limited the losses incurred by the currency factor exposure.

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Opportunistic Credit Fund 323
Describe any changes to the Fund’s structure or the money
manager line-up.
In December 2019, RIM terminated DDJ Capital Management,
LLC and reallocated assets among the Fund’s existing money
managers and strategies.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Barings LLC and Barings International
Investment Limited Sector Specialist
DuPont Capital Management Corporation Sector Specialist
Voya Investment Management Co. LLC Sector Specialist
* Assumes initial investment on November 1, 2010.
** The Bloomberg Barclays U.S. Universal Index (USD) measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
*** The Opportunistic Credit Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account the historical changes in the Fund’s secondary benchmark. The Opportunistic Credit Linked Benchmark is a composite index consisting of 60% ICE BofA
Global High Yield Index (USD hedged) and 40% JP Morgan EMBI Global Diversified Index through December 31, 2018 and 50% ICE BofA Developed Markets
High Yield Constrained Index (USD hedged), 20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index and
10% Bloomberg Barclays U.S. Corporate Investment Grade Index thereafter.
**** The Opportunistic Credit Composite Index provides a means to compare the Fund's average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund. The Opportunistic Credit Composite Index is a composite index consisting of 50% ICE BofA Developed
Markets High Yield Constrained Index (USD hedged), 20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg Barclays U.S. 1-3 Month Treasury Bill
Index and 10% Bloomberg Barclays U.S. Corporate Investment Grade Index.
‡ The performance shown has been adju sted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
324 Opportunistic Credit Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,097.80 $ 1,019.41
Expenses Paid During Period* $ 6.01 $ 5.79
* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,094.40 $ 1,015.63
Expenses Paid During Period* $ 9.95 $ 9.58
* Expenses are equal to the Fund's annualized expense ratio of 1.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,099.10 $ 1,020.91
Expenses Paid During Period* $ 4.43 $ 4.27
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
Opportunistic Credit Fund 325
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,100.00 $ 1,020.66
Expenses Paid During Period* $ 4.70 $ 4.52
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,099.20 $ 1,021.01
Expenses Paid During Period* $ 4.33 $ 4.17
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
326 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 87.3%
Asset-Backed Securities - 4.9%
Affinion Group, Inc.
18.000% due 10/10/24 (Š) 231 104
Ajax Mortgage Loan Trust
Series 2018-A Class A
3.850% due 04/25/58 (Þ) 565 563
CIFC Funding, Ltd.
Series 2018-4RA Class B
2.418% due 10/17/30 500 485
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 116 126
Series 2020-AGS Class A
1.980% due 08/25/50 (Þ) 599 611
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 300 307
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 396 428
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 198 208
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 941 992
Drive Auto Receivables Trust
Series 2020-2 Class B
1.420% due 03/17/25 650 658
Earnest Student Loan Program LLC
Series 2017-A Class C
4.130% due 01/25/41 (Þ) 88 89
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 265 268
Exeter Automobile Receivables Trust
Series 2020-2A Class B
2.080% due 07/15/24 (Þ) 650 660
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 930 990
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 846 844
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 470 488
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 559
Marlette Funding Trust
Series 2017-3A Class C
4.010% due 12/15/24 (Þ) 240 240
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 1,000 1,016
Series 2019-2A Class B
3.530% due 07/16/29 (Þ) 500 510
Mosaic Solar Loan Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 314 336
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 239 247
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 466 477
Octagon Investment Partners 48, Ltd.
Series 2020-3A Class B
2.818% due 10/20/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 500 493
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
2.490% due 10/15/25 400 408
Series 2019-3 Class D
2.680% due 10/15/25 1,100 1,130
Series 2020-3 Class B
0.690% due 03/17/25 300 300
SMB Private Education Loan Trust
Series 2020-PTA Class A2A
1.600% due 09/15/54 (Þ) 750 751
SoFi Alternative Trust
Series 2019-F Class PT1
2.825% due 02/15/45 (~)(Ê)(Þ) 790 811
SoFi Consumer Loan Program LLC
Series 2017-3 Class B
3.850% due 05/25/26 (Þ) 1,000 1,018
SoFi Consumer Loan Program Trust
Series 2018-2 Class B
3.790% due 04/26/27 (Þ) 250 256
Series 2018-2 Class C
4.250% due 04/26/27 (Þ) 400 408
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 425 435
Series 2018-4 Class B
3.960% due 11/26/27 (Þ) 300 305
Series 2018-4 Class D
4.760% due 11/26/27 (Þ) 1,000 1,029
Series 2019-1 Class D
4.420% due 02/25/28 (Þ) 500 511
SoFi Professional Loan Program LLC
Series 2015-C Class B
3.580% due 08/25/36 (Þ) 125 126
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 413
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 521
Series 2019-A Class A2FX
3.690% due 06/15/48 (Þ) 650 686
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 622
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 1,031
SoFi Professional Loan Program Trust
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 445
Series 2017-C Class C

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.210% due 07/25/40 (~)(Ê)(Þ) 424 429
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 891
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 618
SolarCity Corp.
Series 2017-2A Class B
6.990% due 02/20/48 (Þ) 1,000 879
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 546 574
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 535 548
Tesla Auto Lease Trust
Series 2020-A Class D
2.330% due 02/20/24 (Þ) 550 561
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 486 514
27,919
Corporate Bonds and Notes - 30.8%
Acrisure LLC / Acrisure Finance, Inc.
7.000% due 11/15/25 (Þ) 300 299
10.125% due 08/01/26 (Þ) 275 304
AHP Health Partners, Inc.
9.750% due 07/15/26 (Þ) 285 302
Air Lease Corp.
3.250% due 03/01/25 270 275
Air Methods Corp.
8.000% due 05/15/25 (Þ) 343 250
Airgas, Inc.
2.900% due 11/15/22 263 275
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 264
Allegheny Technologies, Inc.
7.875% due 08/15/23 539 544
Alliance Data Systems Corp.
7.000% due 01/15/26 (Þ) 650 650
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 394 260
Altria Group, Inc.
5.800% due 02/14/39 213 269
Amazon.com, Inc.
2.500% due 11/29/22 265 276
AMC Entertainment Holdings, Inc.
12.000% due 06/15/26 (Þ) 1,358 75
American Homes 4 Rent, LP
4.250% due 02/15/28 261 295
Amsted Industries, Inc.
4.625% due 05/15/30 (Þ) 655 675
Anixter, Inc.
Series WI
5.500% due 03/01/23 267 275
Antero Resources Corp.
5.375% due 11/01/21 500 501
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Apache Corp.
4.375% due 10/15/28 141 130
5.100% due 09/01/40 798 733
5.350% due 07/01/49 579 504
Apex Tool Group LLC / BC Mountain
Finance, Inc.
9.000% due 02/15/23 (Þ) 742 685
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 274 273
Apple, Inc.
1.800% due 09/11/24 304 318
APX Group, Inc.
Series WI
7.625% due 09/01/23 271 273
Arch Capital Group, Ltd.
3.635% due 06/30/50 288 310
Ares Capital Corp.
3.500% due 02/10/23 157 162
Arrow Electronics, Inc.
3.500% due 04/01/22 177 183
At Home Holding III, Inc.
8.750% due 09/01/25 (Þ) 623 656
AT&T, Inc.
4.250% due 03/01/27 238 274
Avaya Holdings Corp.
2.250% due 06/15/23 359 350
6.125% due 09/15/28 (Þ) 296 304
Ball Corp.
4.000% due 11/15/23 259 274
Banff Merger Sub, Inc.
Series 144a
9.750% due 09/01/26 (Þ) 625 657
Bank of America Corp.
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 214 269
BankUnited , Inc.
4.875% due 11/17/25 259 293
Bausch Health Cos., Inc.
6.125% due 04/15/25 (Þ) 950 977
5.250% due 01/30/30 (Þ) 154 151
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 292 316
Becton Dickinson and Co.
2.894% due 06/06/22 229 237
Bed Bath & Beyond, Inc.
4.915% due 08/01/34 41 34
5.165% due 08/01/44 124 101
Berkshire Hathaway Energy Co.
4.050% due 04/15/25 (Þ) 258 293
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 289 302
Big River Steel LLC
6.625% due 01/31/29 (Þ) 287 296
Blackstone Holdings Finance Co. LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
328 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 06/15/44 (Þ) 205 270
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 190
Booking Holdings, Inc.
3.550% due 03/15/28 249 274
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 175 186
BP Capital Markets America, Inc.
3.245% due 05/06/22 262 273
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 270 262
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 251 272
Brookfield Property REIT, Inc.
5.750% due 05/15/26 (Þ) 290 241
Buckeye Partners, LP
4.150% due 07/01/23 539 530
4.125% due 12/01/27 215 202
5.850% due 11/15/43 70 62
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 173 190
Burlington Northern Santa Fe LLC
5.150% due 09/01/43 230 312
Calpine Corp.
5.250% due 06/01/26 (Þ) 301 309
Capital One Financial Corp.
4.200% due 10/29/25 245 272
Carlson Travel, Inc.
11.500% due 12/15/26 (Þ) 916 495
Caterpillar, Inc.
4.750% due 05/15/64 190 270
CBL & Associates, LP
5.950% due 12/15/26 475 178
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.750% due 03/01/30 (Þ) 642 675
4.500% due 08/15/30 (Þ) 562 584
Series 0003
4.000% due 03/01/23 (Þ) 113 114
Series DMTN
5.000% due 02/01/28 (Þ) 157 165
CDW LLC / CDW Finance Corp.
5.500% due 12/01/24 249 275
Centene Corp.
5.375% due 06/01/26 (Þ) 498 524
Series WI
4.250% due 12/15/27 535 563
4.625% due 12/15/29 1,079 1,175
CenturyLink, Inc.
Series T
5.800% due 03/15/22 599 623
CF Industries, Inc.
3.450% due 06/01/23 721 737
5.150% due 03/15/34 364 426
4.950% due 06/01/43 62 74
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 269 310
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 240 272
Cheniere Energy Partners, LP
Series WI
5.250% due 10/01/25 275 280
4.500% due 10/01/29 90 92
Chevron Corp.
2.895% due 03/03/24 272 291
Cigna Corp.
Series WI
6.125% due 11/15/41 130 184
Cinemark USA, Inc.
5.125% due 12/15/22 287 249
CIT Group, Inc.
5.000% due 08/15/22 273 289
Clarios Global, LP / Clarios US Finance
Co.
8.500% due 05/15/27 (Þ) 700 730
Clark Equipment Co.
5.875% due 06/01/25 (Þ) 271 282
Clear Channel Worldwide Holdings, Inc.
5.125% due 08/15/27 (Þ) 326 316
Series WI
9.250% due 02/15/24 191 165
Cleveland-Cliffs Inc.
6.250% due 10/01/40 96 82
CNH Industrial Capital LLC
4.200% due 01/15/24 172 186
Colfax Corp.
6.375% due 02/15/26 (Þ) 162 171
Colt Merger Sub, Inc.
5.750% due 07/01/25 (Þ) 281 288
6.250% due 07/01/25 (Þ) 502 515
8.125% due 07/01/27 (Þ) 507 529
Columbia Pipeline Group, Inc.
Series WI
5.800% due 06/01/45 127 164
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 179 212
CommScope Technologies LLC
6.000% due 06/15/25 (Þ) 90 89
5.000% due 03/15/27 (Þ) 288 270
CommScope , Inc.
5.500% due 03/01/24 (Þ) 250 256
8.250% due 03/01/27 (Þ) 369 382
Communications Sales & Leasing, Inc. /
CSL Capital LLC
Series WI
8.250% due 10/15/23 281 277
Constellation Merger Sub, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.500% due 09/15/25 (Þ) 519 428
Continental Resources, Inc.
4.500% due 04/15/23 751 719
Continental Wind LLC
6.000% due 02/28/33 (Þ) 193 224
CRC Escrow Issuer LLC / CRC Finco ,
Inc.
5.250% due 10/15/25 (Þ) 575 547
Credit Acceptance Corp.
5.125% due 12/31/24 (Þ) 242 242
Crown Americas LLC / Crown Americas
Capital Corp. IV
4.500% due 01/15/23 264 275
Crown Americas LLC / Crown Americas
Capital Corp. V
Series WI
4.250% due 09/30/26 288 306
Crown Americas LLC / Crown Americas
Capital Corp. VI
Series WI
4.750% due 02/01/26 268 278
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 482 578
CSC Holdings LLC
5.875% due 09/15/22 263 277
7.500% due 04/01/28 (Þ) 669 732
5.750% due 01/15/30 (Þ) 727 777
Series 144a
4.625% due 12/01/30 (Þ) 551 551
Curo Group Holdings Corp.
8.250% due 09/01/25 (Þ) 331 274
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 711 518
5.750% due 02/15/28 (Þ) 770 526
Daimler Finance NA LLC
2.850% due 01/06/22 (Þ) 269 276
DCP Midstream Operating, LP
6.750% due 09/15/37 (Þ) 89 85
5.600% due 04/01/44 210 183
Delta Air Lines, Inc.
3.625% due 03/15/22 227 222
3.800% due 04/19/23 888 841
7.000% due 05/01/25 (Þ) 245 267
3.750% due 10/28/29 122 102
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 220 225
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE Swap
Rate NY 5 Year Rate + 2.553%)(Ê) 285 276
Diamond Offshore Drilling, Inc.
5.700% due 10/15/39 (Ø)(Æ) 100 7
4.875% due 11/01/43 (Ø)(Æ) 220 14
Diebold Nixdorf, Inc.
9.000% due 07/15/25 EUR 200 241
9.375% due 07/15/25 (Þ) 250 265
DISH DBS Corp.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 11/15/24 100 101
7.750% due 07/01/26 283 300
DISH Network Corp.
Series NCd
3.375% due 08/15/26 947 837
Diversified Healthcare Trust
4.750% due 02/15/28 195 173
Dominion Energy, Inc.
Series F
5.250% due 08/01/33 233 296
EchoStar Corp.
Series WI
5.250% due 08/01/26 1,200 1,286
Edgewell Personal Care Co.
5.500% due 06/01/28 (Þ) 400 420
Edison International
2.400% due 09/15/22 193 196
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 241
Embarq Corp.
7.995% due 06/01/36 466 546
EMD Finance LLC
2.950% due 03/19/22 (Þ) 183 188
Enable Midstream Partners, LP
4.400% due 03/15/27 283 268
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 278
Energy Transfer Operating, LP
6.125% due 12/15/45 263 267
EnerSys
5.000% due 04/30/23 (Þ) 233 239
EnLink Midstream LLC
5.375% due 06/01/29 9 8
EnLink Midstream Partners, LP
4.400% due 04/01/24 553 502
4.150% due 06/01/25 220 189
4.850% due 07/15/26 59 50
5.600% due 04/01/44 343 212
Enova International, Inc.
8.500% due 09/01/24 (Þ) 140 128
8.500% due 09/15/25 (Þ) 156 144
Enterprise Products Operating LLC
5.950% due 02/01/41 212 269
EPR Properties
4.950% due 04/15/28 330 296
EQM Midstream Partners, LP
4.000% due 08/01/24 187 181
6.000% due 07/01/25 (Þ) 163 167
Series 10Y
5.500% due 07/15/28 446 452
Series 5Y
4.750% due 07/15/23 550 547
Equities Corp.
7.000% due 02/01/30 678 842
Exelon Corp.
3.497% due 06/01/22 155 162

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
330 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Exelon Generation Co. LLC
5.600% due 06/15/42 174 195
Expedia, Inc.
Series WI
3.800% due 02/15/28 272 273
Exxon Mobil Corp.
1.571% due 04/15/23 307 315
FedEx Corp.
5.100% due 01/15/44 210 266
Five Point Operating Co., LP / Five Point
Capital Corp.
7.875% due 11/15/25 (Þ) 265 265
Ford Holdings LLC
9.300% due 03/01/30 349 420
Ford Motor Co.
8.500% due 04/21/23 286 316
9.000% due 04/22/25 260 306
4.346% due 12/08/26 1,460 1,471
9.625% due 04/22/30 646 867
7.450% due 07/16/31 742 884
5.291% due 12/08/46 340 321
Ford Motor Credit Co. LLC
5.596% due 01/07/22 200 205
3.087% due 01/09/23 419 415
3.096% due 05/04/23 200 197
3.021% due 03/06/24 544 626
3.664% due 09/08/24 200 198
4.687% due 06/09/25 1,083 1,109
4.134% due 08/04/25 743 738
4.542% due 08/01/26 540 549
4.125% due 08/17/27 327 322
5.113% due 05/03/29 1,006 1,045
Freeport-McMoRan, Inc.
4.375% due 08/01/28 420 438
4.625% due 08/01/30 650 694
5.400% due 11/14/34 600 687
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 263 291
Fresh Market, Inc. (The)
9.750% due 05/01/23 (Þ) 287 275
FS KKR Capital Corp.
4.125% due 02/01/25 276 275
Gates Global LLC / Gates Corp.
6.250% due 01/15/26 (Þ) 771 792
GE Capital Funding LLC
4.550% due 05/15/32 (Þ) 251 275
General Electric Co.
3.625% due 05/01/30 116 122
Series MTNA
6.750% due 03/15/32 121 156
Genesis Energy, LP / Genesis Energy
Finance Corp.
5.625% due 06/15/24 425 366
6.500% due 10/01/25 711 590
Genworth Holdings, Inc.
4.800% due 02/15/24 55 50
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 06/15/34 293 275
GEO Group, Inc. (The)
5.875% due 10/15/24 347 240
Georgia Power Co.
5.400% due 06/01/40 58 75
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 276 291
GLP Capital, LP / GLP Financing II, Inc.
5.250% due 06/01/25 250 273
Goldman Sachs Capital I
6.345% due 02/15/34 205 277
Goldman Sachs Group, Inc. (The)
5.750% due 01/24/22 282 300
Graphic Packaging International LLC
4.875% due 11/15/22 266 275
GUSAP III, LP
4.250% due 01/21/30 (Þ) 259 275
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 270 263
Harman International Industries, Inc.
4.150% due 05/15/25 284 316
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 259 257
HCA, Inc.
7.690% due 06/15/25 74 88
4.500% due 02/15/27 175 198
3.500% due 09/01/30 1,237 1,263
7.500% due 11/15/95 159 202
Hewlett Packard Enterprise Co.
6.000% due 09/15/41 224 273
Series WI
6.350% due 10/15/45 211 269
High Ridge Brands Co.
8.875% due 03/15/25 (Þ) 970 19
Hilcorp Energy I, LP / Hilcorp Finance
Co.
5.000% due 12/01/24 (Þ) 41 38
5.750% due 10/01/25 (Þ) 362 335
6.250% due 11/01/28 (Þ) 160 147
Hilton Domestic Operating Co., Inc.
Series WI
5.125% due 05/01/26 265 268
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp.
Series WI
4.625% due 04/01/25 277 280
Home Depot, Inc. (The)
2.625% due 06/01/22 179 185
Host Hotels & Resorts, LP
Series H
3.375% due 12/15/29 292 277
Howard Hughes Corp. (The)
5.375% due 03/15/25 (Þ) 238 238
Howmet Aerospace, Inc.
5.900% due 02/01/27 658 722
5.950% due 02/01/37 108 118
HSBC USA, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.200% due 07/15/97 173 267
Humana, Inc.
8.150% due 06/15/38 188 293
Hyatt Hotels Corp.
4.850% due 03/15/26 288 308
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 840 854
6.250% due 05/15/26 888 922
5.250% due 05/15/27 341 353
iHeartCommunications , Inc.
8.375% due 05/01/27 300 293
International Paper Co.
7.300% due 11/15/39 205 303
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 316 285
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 272
Iron Mountain, Inc.
5.250% due 07/15/30 (Þ) 261 268
4.500% due 02/15/31 (Þ) 218 217
j2 Cloud Services LLC / j2 Cloud Co.-
Obligor, Inc.
6.000% due 07/15/25 (Þ) 433 452
j2 Global, Inc.
4.625% due 10/15/30 (Þ) 613 619
JBS USA LUX SA /JBS USA Food Co./
JBS USA Finance, Inc.
6.750% due 02/15/28 (Þ) 1,043 1,147
6.500% due 04/15/29 (Þ) 1,383 1,554
5.500% due 01/15/30 (Þ) 668 726
JC Penney Corp., Inc.
7.400% due 04/01/37 (Ø)(Æ) 281 1
Jefferies Group LLC
Series EMTN
6.250% due 01/15/36 160 201
Kenan Advantage Group, Inc.
7.875% due 07/31/23 (Þ) 2,285 2,285
Kennedy-Wilson, Inc.
5.875% due 04/01/24 280 270
Kinder Morgan Energy Partners, LP
7.500% due 11/15/40 203 272
Kinder Morgan, Inc.
5.300% due 12/01/34 250 289
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 214 267
Kraft Foods Group, Inc.
3.500% due 06/06/22 563 583
Series WI
6.500% due 02/09/40 287 363
Kraft Heinz Foods Co.
4.000% due 06/15/23 570 604
4.250% due 03/01/31 (Þ) 192 208
6.875% due 01/26/39 348 464
7.125% due 08/01/39 (Þ) 711 956
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 06/04/42 544 596
4.875% due 10/01/49 (Þ) 976 1,028
Series WI
3.950% due 07/15/25 253 274
4.375% due 06/01/46 757 774
Kroger Co. (The)
3.400% due 04/15/22 270 280
L Brands, Inc.
6.950% due 03/01/33 201 185
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/22 (Þ) 287 278
Laredo Petroleum, Inc.
9.500% due 01/15/25 210 98
10.125% due 01/15/28 258 112
Las Vegas Sands Corp.
3.200% due 08/08/24 279 282
Lennar Corp.
4.750% due 11/15/22 290 305
Live Nation Entertainment, Inc.
5.625% due 03/15/26 (Þ) 160 153
4.750% due 10/15/27 (Þ) 571 525
Loews Corp.
6.000% due 02/01/35 169 232
LPL Holdings, Inc.
5.750% due 09/15/25 (Þ) 1,018 1,051
Lubrizol Corp.
6.500% due 10/01/34 86 133
M/I Homes, Inc.
Series WI
5.625% due 08/01/25 628 645
Mack-Cali Realty, LP
4.500% due 04/18/22 111 107
3.150% due 05/15/23 319 292
Macy's Retail Holdings, Inc.
3.875% due 01/15/22 264 247
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 489 514
Main Street Capital Corp.
5.200% due 05/01/24 174 182
Marathon Petroleum Corp.
5.850% due 12/15/45 247 268
Markel Corp.
5.000% due 04/05/46 161 210
Marriott International, Inc.
Series WI
3.750% due 03/15/25 266 274
MasTec , Inc.
4.500% due 08/15/28 (Þ) 214 220
Mattel, Inc.
6.200% due 10/01/40 47 49
5.450% due 11/01/41 204 205
MGM Growth Properties LLC / MGM
Finance Co.
Series WI
5.625% due 05/01/24 258 272

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
332 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Microsoft Corp.
2.400% due 08/08/26 291 317
MidAmerican Energy Co.
4.400% due 10/15/44 247 310
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 173
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 178 180
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 648 675
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 188
Series WI
5.375% due 11/15/22 263 273
Morgan Stanley
Series M
5.875% due 12/31/99 (USD 3 Month
LIBOR + 4.435%)(Ê)(ƒ) 334 368
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 230 266
Motorola Solutions, Inc.
5.500% due 09/01/44 178 209
Murphy Oil Corp.
7.050% due 05/01/29 107 91
5.875% due 12/01/42 67 50
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 159 62
7.500% due 01/15/28 (Þ) 103 39
National Fuel Gas Co.
5.500% due 01/15/26 249 272
National Oilwell Varco, Inc.
3.600% due 12/01/29 291 276
Navient Corp.
7.250% due 01/25/22 29 30
5.500% due 01/25/23 272 271
Series MTN
5.625% due 08/01/33 79 68
Netflix, Inc.
5.500% due 02/15/22 268 281
Nevada Power Co.
5.375% due 09/15/40 201 265
Newell Brands, Inc.
3.850% due 04/01/23 688 718
4.200% due 04/01/26 745 793
Newfield Exploration Co.
5.625% due 07/01/24 62 60
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 257 272
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 263 286
Nordstrom, Inc.
5.000% due 01/15/44 300 213
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 162 187
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northwest Acquisitions ULC / Dominion
Finco , Inc.
7.125% due 11/01/22 (Þ)(Ø)(Æ) 1,070 11
Novartis Capital Corp.
2.400% due 05/17/22 293 302
Novelis Corp.
4.750% due 01/30/30 (Þ) 52 53
Occidental Petroleum Corp.
2.700% due 08/15/22 172 159
2.700% due 02/15/23 68 61
2.900% due 08/15/24 1,244 1,036
5.875% due 09/01/25 201 177
6.375% due 09/01/28 206 180
3.500% due 08/15/29 2,076 1,498
6.450% due 09/15/36 436 353
4.300% due 08/15/39 323 220
6.200% due 03/15/40 640 520
4.500% due 07/15/44 87 59
6.600% due 03/15/46 386 320
4.400% due 04/15/46 1,341 901
4.100% due 02/15/47 710 464
4.200% due 03/15/48 34 23
4.400% due 08/15/49 85 57
Oceaneering International, Inc.
4.650% due 11/15/24 258 209
ONEOK Partners, LP
4.900% due 03/15/25 257 281
ONEOK, Inc.
4.450% due 09/01/49 339 298
Oracle Corp.
2.500% due 10/15/22 229 239
Outfront Media Capital LLC / Outfront
Media Capital Corp.
4.625% due 03/15/30 (Þ) 146 134
Ovintiv , Inc.
7.200% due 11/01/31 30 30
6.500% due 08/15/34 460 432
6.625% due 08/15/37 25 23
Owens-Brockway Glass Container, Inc.
5.875% due 08/15/23 (Þ) 261 275
PacifiCorp
6.350% due 07/15/38 177 259
Pactiv LLC
7.950% due 12/15/25 200 221
Par Pharmaceutical, Inc.
7.500% due 04/01/27 (Þ) 568 602
PBF Holding Co. LLC / PBF Finance
Corp.
9.250% due 05/15/25 (Þ) 77 68
6.000% due 02/15/28 (Þ) 1,306 504
PBF Logistics, LP / PBF Logistics
Finance Corp.
Series WI
6.875% due 05/15/23 257 202
Peabody Energy Corp.
6.000% due 03/31/22 (Þ) 1,152 527
PepsiCo, Inc.
3.600% due 03/01/24 252 275

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Performance Food Group, Inc.
5.500% due 06/01/24 (Þ) 276 278
Pfizer, Inc.
2.800% due 03/11/22 268 277
PG&E Corp.
5.250% due 07/01/30 500 500
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 508 537
Plains All American Pipeline, LP/ PAA
Finance Corp.
4.900% due 02/15/45 330 296
Series MTN8
2.850% due 01/31/23 235 238
Plastipak Holdings, Inc.
6.250% due 10/15/25 (Þ) 700 701
Post Holdings, Inc.
5.750% due 03/01/27 (Þ) 164 172
5.500% due 12/15/29 (Þ) 97 105
Precision Castparts Corp.
2.500% due 01/15/23 184 191
Progress Energy, Inc.
7.750% due 03/01/31 135 196
Providence Service Corp. (The)
5.875% due 11/15/25 (Þ) 625 636
Prudential Financial, Inc.
5.625% due 06/15/43 (USD 3 Month
LIBOR + 3.920%)(Ê) 293 312
PulteGroup, Inc.
7.875% due 06/15/32 210 297
Radian Group, Inc.
4.500% due 10/01/24 274 278
Radiate Holdco LLC
4.500% due 09/15/26 (Þ) 451 453
6.500% due 09/15/28 (Þ) 571 588
Radiology Partners, Inc.
9.250% due 02/01/28 (Þ) 249 265
Raytheon Technologies Corp.
2.800% due 03/15/22 (Þ) 278 286
RBS Global, Inc. / Rexnord LLC
4.875% due 12/15/25 (Þ) 271 276
Realogy Group LLC / Realogy Co-Issuer
Corp.
9.375% due 04/01/27 (Þ) 260 275
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 176 186
Regions Financial Corp.
7.375% due 12/10/37 183 267
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 286 309
Resideo Funding, Inc.
6.125% due 11/01/26 (Þ) 1,150 1,110
Retail Properties of America, Inc.
4.000% due 03/15/25 276 275
RHP Hotel Properties, LP / RHP
Finance Corp.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 04/15/23 283 275
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 611
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 490 426
3.700% due 03/15/28 350 256
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 37 41
Sabine Pass Liquefaction LLC
5.625% due 04/15/23 276 301
Safeway, Inc.
7.250% due 02/01/31 489 553
Santander Holdings USA, Inc.
3.450% due 06/02/25 107 115
Series WI
3.244% due 10/05/26 149 160
Scientific Games International, Inc.
8.625% due 07/01/25 (Þ) 150 156
5.000% due 10/15/25 (Þ) 221 222
8.250% due 03/15/26 (Þ) 40 40
7.250% due 11/15/29 (Þ) 203 201
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 253 276
6.875% due 07/15/33 (Þ) 200 258
Service Properties Trust
4.500% due 06/15/23 279 269
4.650% due 03/15/24 273 245
7.500% due 09/15/25 375 393
4.950% due 02/15/27 61 51
3.950% due 01/15/28 77 60
4.375% due 02/15/30 122 100
SESI LLC
Series 144a
7.125% due 12/15/21 (Þ) 341 78
Sherwin-Williams Co. (The)
2.750% due 06/01/22 12 12
3.125% due 06/01/24 179 194
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 277 300
Simmons Foods, Inc.
5.750% due 11/01/24 (Þ) 992 983
Sirius XM Radio, Inc.
3.875% due 08/01/22 (Þ) 276 278
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 239 263
Solera LLC / Solera Finance, Inc.
10.500% due 03/01/24 (Þ) 517 537
Southern Power Co.
Series F
4.950% due 12/15/46 277 311
Southwestern Energy Co.
6.200% due 01/23/25 275 276
Spectra Energy Partners, LP
3.375% due 10/15/26 274 299
Sprint Capital Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
334 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 11/15/28 1,937 2,448
8.750% due 03/15/32 384 575
Sprint Communications, Inc.
6.000% due 11/15/22 255 273
Sprint Corp.
7.625% due 03/01/26 269 327
Series WI
7.875% due 09/15/23 925 1,056
Starwood Property Trust, Inc.
Series WI
5.000% due 12/15/21 140 139
4.750% due 03/15/25 141 137
SunCoke Energy Partners, LP / SunCoke
Energy Partners Finance Corp.
Series 785A
7.500% due 06/15/25 (Þ) 1,094 980
Sunoco Logistics Partners Operations,
LP
4.250% due 04/01/24 173 182
Synchrony Financial
3.700% due 08/04/26 214 231
Synovus Financial Corp.
5.900% due 02/07/29 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.379%)(Ê) 268 279
Sysco Corp.
3.300% due 07/15/26 267 291
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 (Þ) 331 323
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 350 380
TCI Communications, Inc.
7.875% due 02/15/26 144 194
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 355 219
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 500 507
5.125% due 11/01/27 (Þ) 203 209
6.125% due 10/01/28 (Þ) 350 340
6.875% due 11/15/31 296 296
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 218 273
Terraform Global Operating LLC
6.125% due 03/01/26 (Þ) 273 276
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 668 683
Tesla, Inc.
5.300% due 08/15/25 (Þ) 268 277
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 271 292
Thermo Fisher Scientific, Inc.
3.650% due 12/15/25 227 256
Time Warner Cable LLC
6.750% due 06/15/39 202 269
TJX Cos., Inc. (The)
3.500% due 04/15/25 271 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 279 306
4.500% due 02/01/26 162 166
4.750% due 02/01/28 104 111
TMS International Holding Corp
7.250% due 08/15/25 (Þ) 806 768
Townsquare Media, Inc.
Series 144a
6.500% due 04/01/23 (Þ) 900 837
TransDigm UK Holdings PLC
Series WI
6.875% due 05/15/26 235 234
TransDigm , Inc.
8.000% due 12/15/25 (Þ) 245 265
6.250% due 03/15/26 (Þ) 869 906
Series WI
6.375% due 06/15/26 272 271
5.500% due 11/15/27 358 349
Transocean, Inc.
6.800% due 03/15/38 408 53
Trident TPI Holdings, Inc.
9.250% due 08/01/24 (Þ) 673 708
TriMas Corp.
4.875% due 10/15/25 (Þ) 277 281
Trinity Industries, Inc.
4.550% due 10/01/24 268 276
Triumph Group, Inc.
5.250% due 06/01/22 372 317
6.250% due 09/15/24 (Þ) 704 608
Series WI
7.750% due 08/15/25 1,329 857
TWDC Enterprises 18 Corp.
2.450% due 03/04/22 297 305
Tyson Foods, Inc.
4.500% due 06/15/22 215 227
United Airlines Holdings, Inc.
5.000% due 02/01/24 310 271
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 299 280
United Parcel Service, Inc.
2.350% due 05/16/22 182 188
United Rentals NA, Inc.
5.500% due 05/15/27 261 277
United States Steel Corp.
6.650% due 06/01/37 268 185
UnitedHealth Group, Inc.
3.875% due 08/15/59 256 310
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 353 357
Unum Group
5.750% due 08/15/42 237 272
Upjohn, Inc.
2.700% due 06/22/30 (Þ) 265 273
US Foods, Inc.
5.875% due 06/15/24 (Þ) 273 272

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Valero Energy Corp.
7.500% due 04/15/32 223 287
Vector Group, Ltd.
6.125% due 02/01/25 (Þ) 272 271
Veritas US, Inc. / Veritas Bermuda, Ltd.
10.500% due 02/01/24 (Þ) 2,452 2,274
7.500% due 09/01/25 (Þ) 700 710
Verizon Communications, Inc.
1.680% due 10/30/30 (Þ) 223 221
ViaSat , Inc.
5.625% due 09/15/25 (Þ) 700 704
6.500% due 07/15/28 (Þ) 300 310
Vornado Realty Trust
3.500% due 01/15/25 298 310
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 302 300
Walmart, Inc.
3.400% due 06/26/23 261 282
Walt Disney Co. (The)
Series WI
3.000% due 09/15/22 274 288
Warrior Met Coal, Inc.
8.000% due 11/01/24 (Þ) 853 849
Washington Prime Group, LP
6.450% due 08/15/24 225 116
Webster Financial Corp.
4.100% due 03/25/29 254 274
Wells Fargo & Co.
3.900% due 05/01/45 264 306
WESCO Distribution, Inc.
7.125% due 06/15/25 (Þ) 212 228
7.250% due 06/15/28 (Þ) 219 240
West Street Merger Sub, Inc.
6.375% due 09/01/25 (Þ) 296 300
Western Midstream Operating, LP
4.050% due 02/01/30 146 139
5.450% due 04/01/44 215 183
5.300% due 03/01/48 432 348
5.250% due 02/01/50 266 244
Westinghouse Air Brake Technologies
Corp.
4.950% due 09/15/28 237 273
Williams Cos., Inc. (The)
8.750% due 03/15/32 199 281
Windstream Escrow LLC
7.750% due 08/15/28 (Þ) 96 93
Wyndham Destinations, Inc.
5.750% due 04/01/27 190 196
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 461 485
XPO CNW, Inc.
6.700% due 05/01/34 251 279
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 772 820
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yum! Brands, Inc.
3.875% due 11/01/23 426 443
7.750% due 04/01/25 (Þ) 253 278
6.875% due 11/15/37 92 112
Zayo Group LLC / Zayo Capital, Inc.
Series WI
6.375% due 05/15/25 291 263
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 431 446
174,533
International Debt - 28.1%
1011778 BC ULC / New Red Finance,
Inc.
5.750% due 04/15/25 (Þ) 158 168
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 237 272
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 569
Adient Global Holdings Co.
4.875% due 08/15/26 (Þ) 187 179
Advanz Pharma Corp., Ltd.
8.000% due 09/06/24 1,841 1,804
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 225 178
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.500% due 05/26/22 275 279
Aeropuerto Internacional de Tocumen
SA
Series REGS
5.625% due 05/18/36 548 608
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 1,618 728
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 282 295
Alberta Energy Co., Ltd.
7.375% due 11/01/31 98 99
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 9 9
AMC Entertainment Holdings, Inc.
10.500% due 04/24/26 (Þ) 164 84
America Movil SAB de CV
3.125% due 07/16/22 304 315
Anglo American Capital PLC
5.375% due 04/01/25 (Þ) 240 277
AP Moller - Maersk A/S
4.500% due 06/20/29 (Þ) 243 273
Apidos CLO XI
Series 2019-11A Class CRR
3.635% due 10/17/30 (USD 3 Month
LIBOR + 2.500%)(Ê)(Þ) 500 485
Apidos CLO XXXI
Series 2019-31A Class C

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
336 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.769% due 04/15/31 (USD 3 Month
LIBOR + 2.550%)(Ê)(Þ) 500 492
Argentine Republic Government
International Bond
1.000% due 07/09/29 268 110
0.500% due 07/09/30 (~)(Ê) 976 356
1.125% due 07/09/35 (~)(Ê) 1,418 464
2.000% due 01/09/38 (~)(Ê) 2,284 852
Athene Holding, Ltd.
6.150% due 04/03/30 230 275
Babson CLO, Ltd.
Series 2014-IA Class C
4.585% due 07/20/25 (USD 3 Month
LIBOR + 3.450%)(Ê)(Þ) 250 248
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 2,256
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 269 287
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 269 284
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ) 202 221
9.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.327%)(Ê)(ƒ) 379 411
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 235 248
Banco Nacional de Costa Rica
Series REGS
6.250% due 11/01/23 335 339
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 169 232
Banijay Entertainment SAS
5.375% due 03/01/25 (Þ) 189 192
Bank of Nova Scotia (The)
3.400% due 02/11/24 254 276
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 648 546
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 225 266
Barclays PLC
4.950% due 01/10/47 241 312
Barings CLO, Ltd.
Series 2019-3A Class C
3.835% due 04/20/31 (USD 3 Month
LIBOR + 2.700%)(Ê)(Þ) 385 383
BBVA Bancomer SA
6.750% due 09/30/22 (Þ) 260 280
BDS, Ltd.
Series 2020-FL5 Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.694% due 02/16/37 (USD 1 Month
LIBOR + 2.500%)(Ê)(Þ) 560 532
Benefit Street Partners CLO IV, Ltd.
Series 2019-IVA Class BRR
3.785% due 01/20/29 (USD 3 Month
LIBOR + 2.650%)(Ê)(Þ) 500 487
BlueMountain CLO, Ltd.
Series 2018-3A Class C
3.191% due 10/25/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 470
BNP Paribas SA
4.625% due 03/13/27 (Þ) 243 276
Bowman Park CLO, Ltd.
Series 2015-1A Class E
5.760% due 11/23/25 (USD 3 Month
LIBOR + 5.400%)(Ê)(Þ) 400 377
Boxer Parent Co., Inc.
Series REGS
6.500% due 10/02/25 EUR 300 363
Brookfield Residential Properties, Inc.
6.375% due 05/15/25 (Þ) 269 270
6.250% due 09/15/27 (Þ) 212 217
4.875% due 02/15/30 (Þ) 23 22
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 296 319
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 240 280
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 482
Carnival Corp.
11.500% due 04/01/23 (Þ) 646 714
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 237
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 182 194
Cemex SAB de CV
7.375% due 06/05/27 (Þ) 320 352
5.200% due 09/17/30 (Þ) 350 370
Cemig Geracao e Transmissao SA
Series REGS
9.250% due 12/05/24 397 447
Cenovus Energy, Inc.
6.750% due 11/15/39 680 754
Series WI
4.250% due 04/15/27 100 102
5.400% due 06/15/47 529 521
CEZ AS
Series REGS
5.625% due 04/03/42 383 461
Chalco Hong Kong Investment Co., Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.931%)(Ê)(ƒ) 390 395
China Evergrande Group
9.500% due 03/29/24 500 376
8.750% due 06/28/25 596 440
CIFC Funding, Ltd.
Series 2017-1A Class C
3.559% due 04/23/29 (USD 3 Month
LIBOR + 2.450%)(Ê)(Þ) 500 486
Cimpress PLC
7.000% due 06/15/26 (Þ) 242 241
Colombia Government International
Bond
3.875% due 04/25/27 300 324
7.375% due 09/18/37 1,000 1,406
6.125% due 01/18/41 600 771
5.000% due 06/15/45 500 581
Comision Federal de Electricidad
Series REGS
5.750% due 02/14/42 625 686
Commerzbank AG
8.125% due 09/19/23 (Þ) 397 456
Commonwealth Bank of Australia
3.900% due 07/12/47 (Þ) 224 271
Consolidated Energy Finance SA
6.875% due 06/15/25 (Þ) 376 350
6.500% due 05/15/26 (Þ) 727 672
Corp. Nacional del Cobre de Chile
3.700% due 01/30/50 (Þ) 400 415
Series REGS
3.625% due 08/01/27 250 273
Costa Rica Government International
Bond
7.000% due 04/04/44 (Þ) 2,000 1,565
Credit Agricole SA
4.375% due 03/17/25 (Þ) 283 313
Credit Suisse Group AG
4.282% due 01/09/28 (Þ) 278 315
Credit Suisse Group Funding (Guernsey),
Ltd.
Series WI
3.800% due 06/09/23 255 274
Danone SA
2.589% due 11/02/23 (Þ) 277 292
Danske Bank A/S
5.000% due 01/12/22 (Þ) 266 279
Deutsche Bank AG
3.700% due 05/30/24 258 274
4.500% due 04/01/25 612 624
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 462 448
Series 1254
4.100% due 01/13/26 255 275
Development Bank of Mongolia LLC
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 10/23/23 350 366
Development Bank of the Republic of
Belarus
Series REGS
6.750% due 05/02/24 710 677
DH Europe Finance II SARL
Series 3YR
2.050% due 11/15/22 284 293
DKT Finance ApS
9.375% due 06/17/23 (Þ) 1,325 1,349
Dominican Republic Government
International Bond
7.450% due 04/30/44 (Þ) 1,000 1,142
6.850% due 01/27/45 (Þ) 2,000 2,143
Dryden Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 446
Ecopetrol SA
7.375% due 09/18/43 548 686
5.875% due 05/28/45 101 110
Ecuador Government International Bond
5.000% due 07/31/30 (~)(Ê)(Þ) 475 316
8.408% due 07/31/30 (Þ) 107 49
1.000% due 07/31/35 (~)(Ê)(Þ) 1,114 609
0.500% due 07/31/40 (~)(Ê)(Þ) 461 228
Egypt Government International Bond
5.875% due 06/11/25 (Þ) 500 512
6.875% due 04/30/40 (Þ) 3,000 2,794
8.700% due 03/01/49 (Þ) 750 755
El Salvador Government International
Bond
Series REGS
5.875% due 01/30/25 1,500 1,232
7.650% due 06/15/35 498 394
Electricite de France SA
6.000% due 01/22/14 (Þ) 230 315
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 6 Year Rate + 3.656%)(Ê)(ƒ) 534 550
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 701
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 573
Enbridge, Inc.
2.900% due 07/15/22 133 138
2.500% due 01/15/25 132 138
Encana Corp.
6.500% due 02/01/38 50 46
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 271
Enel SpA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
338 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.750% due 09/24/73 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.880%)(Ê)(Þ) 237 274
ENGIE SA
2.875% due 10/10/22 (Þ) 236 246
Eni SpA
Series X-R
4.750% due 09/12/28 (Þ) 250 291
Equinor ASA
3.150% due 01/23/22 274 283
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 200 190
Series REGS
7.125% due 02/11/25 2,711 2,532
Ethiopia Government International Bond
6.625% due 12/11/24 (Þ) 1,000 1,005
Exantas Capital Corp., Ltd.
Series 2019-RSO7 Class D
2.894% due 04/15/36 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 290 272
Export-Import Bank of India
Series GMTN
3.875% due 03/12/24 200 211
Series REGS
3.375% due 08/05/26 200 211
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 248 270
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 775 779
7.500% due 04/01/25 (Þ) 175 176
6.875% due 03/01/26 (Þ) 366 363
6.875% due 10/15/27 (Þ) 1,000 995
Ford Motor Credit Co. LLC
2.330% due 11/25/25 EUR 242 267
2.386% due 02/17/26 EUR 245 270
Franshion Brilliant, Ltd.
5.750% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.859%)(Ê)(ƒ) 226 214
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(ƒ) 488 407
Gabon Government International Bond
6.375% due 12/12/24 (Þ) 500 476
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 1,000 1,400
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 211 224
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 264 285
Georgian Railway JSC
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 07/11/22 550 572
Ghana Government International Bond
8.125% due 01/18/26 (Þ) 700 705
10.750% due 10/14/30 (Þ) 250 306
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 291 302
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 1,658 1,111
Greenland Global Investment, Ltd.
5.875% due 07/03/24 457 417
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 405 404
Honduras Government International
Bond
Series REGS
7.500% due 03/15/24 500 550
Hudbay Minerals, Inc.
6.125% due 04/01/29 (Þ) 165 169
Hutchison Whampoa International, Ltd.
4.625% due 01/13/22 (Þ) 220 229
Indonesia Asahan Aluminium ( Persero )
PT
Series REGS
6.757% due 11/15/48 200 255
Industrial & Commercial Bank of China,
Ltd.
4.250% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.135%)(Ê)(ƒ) 431 435
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 665 452
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 200 184
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 160 166
5.017% due 06/26/24 (Þ) 571 603
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 218 226
Iraq Government International Bond
Series REGS
5.800% due 01/15/28 938 806
Israel Electric Corp., Ltd
5.000% due 11/12/24 (Þ) 500 565
JBS Investments II GmbH
7.000% due 01/15/26 (Þ) 352 376
5.750% due 01/15/28 (Þ) 495 520
Jordan Government International Bond
Series REGS
5.750% due 01/31/27 200 206
7.375% due 10/10/47 1,000 1,032
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 910
KazMunayGas National Co. JSC
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 04/19/47 366 454
KCA Deutag UK Finance PLC
9.875% due 04/01/22 (~)(Ê)(Þ) 900 434
9.625% due 04/01/23 (~)(Ê)(Þ) 200 95
Kenya Government International Bond
8.250% due 02/28/48 200 204
Series REGS
6.875% due 06/24/24 1,000 1,058
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 201 188
Kraft Heinz Foods Co.
1.500% due 05/24/24 EUR 150 178
4.125% due 07/01/27 GBP 350 496
2.250% due 05/25/28 EUR 403 485
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 690 630
LBC Tank Terminals Holding
Netherlands BV
6.875% due 05/15/23 (Þ) 750 748
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 476
LCM 30, Ltd.
Series 2019-30A Class C
3.735% due 04/20/31 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 250 242
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 813 864
Lebanon Government International Bond
Series GMTN
6.250% due 05/27/22 750 108
6.200% due 02/26/25 500 71
Series REGS
6.000% due 01/27/23 230 32
Lloyds Banking Group PLC
4.650% due 03/24/26 283 317
6.413% due 01/29/49 (USD 3 Month
LIBOR + 1.495%)(Ê)(ƒ)(Þ) 211 249
Series 144a
6.657% due 12/29/49 (USD 3 Month
LIBOR + 1.270%)(Ê)(ƒ)(Þ) 255 309
Lukoil International Finance BV
6.656% due 06/07/22 (Þ) 208 224
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 243
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 204 213
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 627 636
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 800 720
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Merlin Entertainments, Ltd.
5.750% due 06/15/26 (Þ) 288 265
Methanex Corp.
5.250% due 12/15/29 699 708
Mongolian Mining Corp/Energy
Resources LLC
Series REGS
9.250% due 04/15/24 537 432
Morgan Stanley Bank of America Merril
Lynch Trust
Series 2015-C25 Class D
3.068% due 10/15/48 450 389
Morocco Government International Bond
5.500% due 12/11/42 (Þ) 250 300
Mozambique International Bond
5.000% due 09/15/31 (~)(Ê)(Þ) 1,279 1,061
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28 GBP 800 1,050
Nakilat , Inc.
Series REGS
6.067% due 12/31/33 370 467
National Bank of Canada
2.150% due 10/07/22 (Þ) 269 278
Natwest Group PLC
7.648% due 12/31/49 (USD 3 Month
LIBOR + 2.500%)(Ê)(ƒ) 196 301
Netflix, Inc.
Series REGS
3.875% due 11/15/29 EUR 200 258
3.625% due 06/15/30 EUR 1,167 1,479
Neuberger Berman CLO XXI, Ltd.
Series 2018-21A Class DR
3.535% due 04/20/27 (USD 3 Month
LIBOR + 2.400%)(Ê)(Þ) 250 235
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR
3.335% due 10/17/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 488
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 485
Noble Holding International, Ltd.
7.950% due 04/01/25 (Ø)(Æ) 195 1
6.200% due 08/01/40 (Ø)(Æ) 170 1
8.950% due 04/01/45 (Ø)(Æ) 69 —
Nokia OYJ
3.375% due 06/12/22 270 276
Oaktree CLO, Ltd.
Series 2019-2A Class B1
4.019% due 04/15/31 (USD 3 Month
LIBOR + 2.800%)(Ê)(Þ) 385 364
OCP SA
Series REGS
4.500% due 10/22/25 343 363
6.875% due 04/25/44 200 251
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
340 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 236
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 478
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 200 211
OJSC Russian Agricultural Bank
Series REGS
8.500% due 10/16/23 200 223
Oman Government International Bond
Series REGS
4.750% due 06/15/26 600 548
5.625% due 01/17/28 500 456
6.500% due 03/08/47 500 403
6.750% due 01/17/48 600 490
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 516 476
Oschadbank Via SSB #1 PLC
7.217% due 01/19/24 (USD 6 Month
LIBOR + 6.875%)(Ê) 1,225 1,146
9.625% due 03/20/25 (~)(Ê)(Þ) 326 332
Oztel Holdings SPC, Ltd.
Series REGS
6.625% due 04/24/28 200 196
Pakistan Government International Bond
Series REGS
7.875% due 03/31/36 2,700 2,646
Palmer Square Loan Funding, Ltd.
Series 2018-1A Class D
5.169% due 04/15/26 (USD 3 Month
LIBOR + 3.950%)(Ê)(Þ) 400 367
Paraguay Government International
Bond
6.100% due 08/11/44 (Þ) 551 712
Parkland Fuel Corp.
6.000% due 04/01/26 (Þ) 130 134
5.875% due 07/15/27 (Þ) 135 139
Pertamina Persero PT
4.150% due 02/25/60 (Þ) 1,100 1,086
Series REGS
6.450% due 05/30/44 2,300 2,990
Perusahaan Perseroan ( Persero ) PT
Perusahaan Listrik Negara
Series REGS
5.250% due 10/24/42 440 507
6.250% due 01/25/49 245 317
Petrobras Global Finance BV
6.875% due 01/20/40 228 257
6.850% due 06/05/15 1,071 1,153
Petroleos de Venezuela SA
5.375% due 04/12/27 (Ø)(Æ) 1,000 34
Series REGS
9.000% due 11/17/21 (Ø)(Æ) 313 11
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 05/16/24 (Ø)(Æ) 8,000 288
6.000% due 11/15/26 (Ø)(Æ) 3,986 136
5.500% due 04/12/37 (Ø)(Æ) 2,150 73
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 752 863
Petroleos Mexicanos
6.625% due 06/15/38 4,000 3,120
6.500% due 06/02/41 650 503
5.500% due 06/27/44 2,000 1,458
Series REGS
6.625% due 09/29/49 142 105
Series WI
6.875% due 08/04/26 45 43
6.500% due 01/23/29 90 80
5.625% due 01/23/46 1,000 739
6.750% due 09/21/47 1,433 1,112
7.690% due 01/23/50 300 249
6.950% due 01/28/60 1,050 821
Popular, Inc.
6.125% due 09/14/23 262 280
Power Finance Corp., Ltd.
3.750% due 12/06/27 400 401
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 607 760
Prima Capital CRE Securitization, Ltd.
Series 2019-RK1 Class DD
3.500% due 04/15/38 (Þ) 480 419
Privatbank CJSC Via UK SPV Credit
Finance PLC
Series DPW
10.250% due 01/23/49 1,240 335
Provincia de Buenos Aires
7.875% due 06/15/27 (~)(Ê)(Þ) 300 98
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 514
Qatar Government International Bond
Series REGS
4.817% due 03/14/49 300 399
Quebecor Media, Inc.
5.750% due 01/15/23 257 276
Republic of Egypt Government
International Bond
Series REGS
8.700% due 03/01/49 250 252
Rolls-Royce PLC
Series 144a
5.750% due 10/15/27 (Þ) 263 266
Royal Caribbean Cruises, Ltd.
11.500% due 06/01/25 (Þ) 249 285
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 475 530

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Russian Federation International Bond
Series REGS
7.500% due 03/31/30 (~)(Ê) 383 440
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 217 233
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 200 184
Sands China, Ltd.
Series WI
4.600% due 08/08/23 54 57
Santander UK Group Holdings PLC
3.373% due 01/05/24 (USD 3 Month
LIBOR + 1.080%)(Ê) 275 288
Santander UK PLC
5.000% due 11/07/23 (Þ) 148 162
Saudi Arabia Government International
Bond
4.500% due 10/26/46 1,500 1,777
Series REGS
4.625% due 10/04/47 250 302
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 281 294
4.375% due 04/16/49 400 471
4.375% due 04/16/49 (Þ) 200 234
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 501 627
Saudi Government International Bond
3.750% due 01/21/55 (Þ) 600 641
Scenery Journey, Ltd.
13.750% due 11/06/23 400 344
SCOF-2, Ltd.
Series 2018-2A Class CR
3.479% due 07/15/28 (USD 3 Month
LIBOR + 2.260%)(Ê)(Þ) 500 490
Seagate HDD Cayman
5.750% due 12/01/34 271 308
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 244
Shelf Drilling Holdings, Ltd.
Series REGS
8.250% due 02/15/25 660 218
Shelter Growth CRE Issuer, Ltd.
Series 2018-FL1 Class D
3.185% due 01/15/35 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 144 143
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 274 285
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 250 248
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sinopec Group Overseas Development,
Ltd.
Series REGS
2.750% due 09/29/26 350 373
Sky, Ltd.
3.125% due 11/26/22 (Þ) 260 274
Societe Generale SA
5.000% due 01/17/24 (Þ) 266 289
Sri Lanka Government International
Bond
7.550% due 03/28/30 (Þ) 500 265
Series REGS
6.850% due 03/14/24 200 110
6.825% due 07/18/26 1,300 689
6.200% due 05/11/27 200 105
Standard Chartered PLC
5.200% due 01/26/24 (Þ) 174 190
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 215 262
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 EUR 253 289
State Bank of India
4.875% due 04/17/24 (Þ) 262 286
5.500% due 09/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ) 200 204
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 531 629
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 81 83
6.000% due 04/01/42 (Þ) 285 283
Swedbank AB
2.800% due 03/14/22 (Þ) 250 258
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
4.411% due 07/14/26 (USD 3 Month
LIBOR + 3.100%)(Ê)(Þ) 500 488
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 485
Syngenta Finance NV
4.375% due 03/28/42 319 318
Takeda Pharmaceutical Co., Ltd.
Series WI
4.000% due 11/26/21 270 279
TC Ziraat Bankasi AS
Series REGS
5.125% due 05/03/22 392 380
5.125% due 09/29/23 330 309
Telecom Italia Capital SA
5.303% due 05/30/24 (Þ) 219 237
6.375% due 11/15/33 600 710
6.000% due 09/30/34 260 303
7.200% due 07/18/36 156 197
7.721% due 06/04/38 50 68

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
342 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telefonaktiebolaget LM Ericsson
4.125% due 05/15/22 666 688
Total Capital Canada, Ltd.
2.750% due 07/15/23 260 276
Total Capital International SA
2.875% due 02/17/22 276 285
TransAlta Corp.
4.500% due 11/15/22 425 440
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 257 273
Transnet SOC, Ltd.
Series REGS
4.000% due 07/26/22 639 635
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 329 338
Trinidad Petroleum Holdings, Ltd.
Series REGS
9.750% due 06/15/26 463 521
Trust Fibra Uno
6.390% due 01/15/50 (Þ) 267 277
Tsinghua Unic , Ltd.
5.375% due 01/31/23 1,200 550
6.500% due 01/31/28 450 167
Turkey Government International Bond
7.375% due 02/05/25 600 612
6.750% due 05/30/40 1,000 884
4.875% due 04/16/43 500 364
6.625% due 02/17/45 2,000 1,715
5.750% due 05/11/47 200 155
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 10/24/23 294 278
UBS Group AG
4.125% due 04/15/26 (Þ) 241 276
Ukraine Government International Bond
Series GDp
0.750% due 05/31/40 (~)(Ê)(Þ) 195 168
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/24 201 199
Ukreximbank Via Biz Finance PLC
7.289% due 02/09/23 (USD 6 Month
LIBOR + 7.000%)(Ê)(Þ) 2,528 2,453
9.750% due 01/22/25 (Þ) 617 634
UniCredit SpA
6.572% due 01/14/22 (Þ) 289 306
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 239 274
Valaris PLC
4.875% due 06/01/22 270 19
Vale SA
5.625% due 09/11/42 600 739
Venture XX CLO, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-20A Class CR
3.119% due 04/15/27 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 250 240
Vermilion Energy, Inc.
Series 144a
5.625% due 03/15/25 (Þ) 635 521
Virgin Media Secured Finance PLC
5.500% due 05/15/29 (Þ) 400 427
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 640 760
VTB Bank
Series REGS
6.950% due 10/17/22 200 211
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ) 554 597
Wynn Macau, Ltd.
5.125% due 12/15/29 (Þ) 418 387
YPF SA
Series REGS
8.500% due 07/28/25 255 152
6.950% due 07/21/27 100 53
159,282
Loan Agreements - 0.3%
Avis Budget Car Rental LLC 2020 Term
Loan B
10.500% due 05/15/25 (Þ)(~)(Ê) 235 270
Brazil Loan Trust 1
5.477% due 07/24/23 (Þ)(~)(Ê) 980 1,009
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 460 —
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(Š) 87 39
1,318
Mortgage-Backed Securities - 12.1%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 343 351
Ascendas Real Estate Investment Trust
Series 2019-CRE3 Class D
2.845% due 09/14/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 930 841
BAMLL Commercial Mortgage Securities
Trust
Series 2016-FR14 Class C
1.314% due 02/27/48 (~)(Ê)(Þ) 220 217
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK5 Class XA
Interest Only STRIP
1.217% due 06/15/60 (~)(Ê) 10,431 494

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-BNK6 Class C
3.851% due 07/15/60 (~)(Ê) 1,000 924
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 110
Barclays Commercial Mortgage
Securities LLC
Series 2020-BID Class C
3.785% due 10/15/37 (USD 1 Month
LIBOR + 3.640%)(Ê)(Þ) 600 599
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4 Class XA
Interest Only STRIP
0.688% due 07/15/51 (~)(Ê) 16,869 485
Benchmark 2019-B14 Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 450 363
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9 Class D
3.000% due 03/15/52 (Þ) 810 687
BX Trust
Series 2019-OC11 Class E
4.076% due 12/09/41 (~)(Ê)(Þ) 180 164
CALI Mortgage Trust
Series 2019-101C Class E
4.469% due 03/10/39 (~)(Ê)(Þ) 320 311
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIP
1.553% due 08/15/57 (~)(Ê) 4,110 413
CFCRE Commercial Mortgage Trust
Series 2011-C1 Class E
6.292% due 04/15/44 (~)(Ê)(Þ) 157 148
Series 2016-C7 Class XA
Interest Only STRIP
0.873% due 12/10/54 (~)(Ê) 16,194 603
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 278 288
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 800 823
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 495 508
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 500 517
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 419 433
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 565 577
Series 2019-J2 Class A5
3.500% due 10/25/49 (~)(Ê)(Þ) 467 482
Citigroup Commercial Mortgage Trust
Series 2014-GC19 Class E
4.761% due 03/10/47 (~)(Ê)(Þ) 1,000 713
Series 2014-GC19 Class F
3.665% due 03/10/47 (~)(Ê)(Þ) 443 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 70
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 164
Series 2016-P5 Class D
3.000% due 10/10/49 (Þ) 670 461
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 370
Series 2019-GC41 Class XA
Interest Only STRIP
1.188% due 08/10/56 (~)(Ê) 2,265 160
Commercial Mortgage Trust
Series 2013-CR8 Class D
4.084% due 06/10/46 (~)(Ê)(Þ) 1,310 1,295
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 129
Series 2016-CD1 Class XA
Interest Only STRIP
1.532% due 08/10/49 (~)(Ê) 8,213 489
Series 2017-COR2 Class XA
Interest Only STRIP
1.321% due 09/10/50 (~)(Ê) 5,334 337
CommScope Holding Co., Inc.
Series 2013-GAM Class F
3.531% due 02/10/28 (~)(Ê)(Þ) 430 283
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 77
DBUBS Mortgage Trust
Series 2011-LC2A Class D
5.714% due 07/10/44 (~)(Ê)(Þ) 160 149
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 812
Ellington Financial, Inc.
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 776 790
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-C02 Class 2M2
2.368% due 08/25/30 (USD 1 Month
LIBOR + 2.200%)(Ê) 853 828
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 558 544
Series 2018-C05 Class 1M2
2.518% due 01/25/31 (USD 1 Month
LIBOR + 2.350%)(Ê) 768 749
Series 2018-C06 Class 1M2
2.168% due 03/25/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 170 165
Series 2018-C06 Class 2M2
2.268% due 03/25/31 (USD 1 Month
LIBOR + 2.100%)(Ê) 624 609
Series 2018-R07 Class 1M2

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
344 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 943 937
Series 2019-R04 Class 2M2
2.268% due 06/25/39 (USD 1 Month
LIBOR + 2.100%)(Ê)(Þ) 501 497
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 600 582
Flagstar Mortgage Trust
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 481 492
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 338 347
Fontainebleau Florida Hotel LLC
Series 2019-FBLU Class F
4.095% due 12/10/36 (~)(Ê)(Þ) 180 160
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2017-HQA2 Class M2
2.818% due 12/25/29 (USD 1 Month
LIBOR + 2.650%)(Ê) 700 695
Series 2018-DNA1 Class M2
1.968% due 07/25/30 (USD 1 Month
LIBOR + 1.800%)(Ê) 870 849
Series 2018-HQA1 Class M2
2.468% due 09/25/30 (USD 1 Month
LIBOR + 2.300%)(Ê) 595 582
Series 2018-HQA2 Class M2
2.468% due 10/25/48 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,000 972
Series 2020-DNA5 Class M2
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 700 700
Series 2020-HQA3 Class M2
3.776% due 07/25/50 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 200 202
Goldman Sachs Mortgage Backed
Securities Trust
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 975 1,046
Goldman Sachs Mortgage Securities
Trust
Series 2019-GC40 Class DBD
3.668% due 07/10/52 (~)(Ê)(Þ) 220 208
Series 2019-GC40 Class DBE
3.668% due 07/10/52 (~)(Ê)(Þ) 170 154
Series 2020-PJ1 Class A6
3.500% due 05/25/50 (~)(Ê)(Þ) 422 429
GS Mortgage Securities Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 800 553
Series 2013-GC16 Class G
3.500% due 11/10/46 (Þ) 90 53
Series 2018-LUAU Class E
2.735% due 11/15/32 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 1,000 876
Series 2019-GC39 Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 05/10/52 (Þ) 300 250
Series 2019-GC40 Class XA
Interest Only STRIP
1.231% due 07/10/52 (~)(Ê) 2,418 172
Series 2019-GSA1 Class C
3.933% due 11/10/52 (~)(Ê) 570 523
Homeward Opportunities Fund I Trust
Series 2019-2 Class A3
3.007% due 09/25/59 (~)(Ê)(Þ) 440 443
Hudson Yards Mortgage Trust
Series 2019-55HY Class F
3.041% due 12/10/41 (~)(Ê)(Þ) 130 118
IMT Trust
Series 2017-APTS Class FFX
3.613% due 06/15/34 (~)(Ê)(Þ) 800 734
JP Morgan Commercial Mortgage
Securities Trust
Series 2011-C4 Class G
3.873% due 07/15/46 (~)(Ê)(Þ) 1,000 925
Series 2011-C5 Class B
5.586% due 08/15/46 (~)(Ê)(Þ) 500 504
Series 2011-C5 Class D
5.605% due 08/15/46 (~)(Ê)(Þ) 1,217 973
Series 2011-C5 Class E
4.000% due 08/15/46 (~)(Ê)(Þ) 950 693
Series 2013-C10 Class E
3.500% due 12/15/47 (~)(Ê)(Þ) 1,000 760
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 224
Series 2013-C16 Class D
5.195% due 12/15/46 (~)(Ê)(Þ) 340 325
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 610 442
Series 2015-C27 Class XA
Interest Only STRIP
1.306% due 02/15/48 (~)(Ê) 2,868 118
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 313
Series 2019-MFP Class E
2.345% due 07/15/36 (USD 1 Month
LIBOR + 2.160%)(Ê)(Þ) 320 295
JP Morgan Mortgage Trust
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 921 912
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 850 865
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 284 303
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 229 235
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 240 246
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 391 386
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 396 410

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 688 721
Series 2019-INV1 Class B2
5.118% due 10/25/49 (~)(Ê)(Þ) 488 509
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 1, 681 1,720
Series 2020-5 Class A15
3.000% due 12/25/50 (~)(Ê)(Þ) 313 320
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 348 375
Series 2020-8 Class B1
3.000% due 03/25/51 500 517
LSTAR Commercial Mortgage Trust
Series 2015-3 Class D
3.360% due 04/20/48 (~)(Ê)(Þ) 600 552
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 956 998
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class E
4.760% due 11/15/45 (~)(Ê)(Þ) 1,520 1,118
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 169
Series 2016-C29 Class XB
Interest Only STRIP
1.110% due 05/15/49 (~)(Ê) 7,710 368
Morgan Stanley Capital I Trust
Series 2011-C1 Class M
4.193% due 09/15/47 (Þ) 260 97
Series 2017-HR2 Class XA
Interest Only STRIP
0.932% due 12/15/50 (~)(Ê) 3,020 136
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 314
Series 2019-H7 Class XA
Interest Only STRIP
1.464% due 07/15/52 (~)(Ê) 6,358 558
Series 2019-L3 Class XA
Interest Only STRIP
0.645% due 11/15/52 (~)(Ê) 10,555 513
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 340 325
New Residential Mortgage Loan Trust
Series 2019-NQM2 Class A2
3.701% due 04/25/49 (~)(Ê)(Þ) 638 644
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 493 506
PSMC
Series 2020-1 Class A1
3.500% due 01/25/50 (~)(Ê)(Þ) 715 730
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 694 704
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 201
Sequoia Mortgage Trust
Series 2019-1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 122 124
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 276 286
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 800 824
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 583 599
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 800 816
Starwood Mortgage Residential Trust
Series 2019-1 Class A3
3.299% due 06/25/49 (~)(Ê)(Þ) 566 573
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 1,500 832
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 220 107
Verus Securitization Trust
Series 2018-3 Class M1
4.595% due 10/25/58 (~)(Ê)(Þ) 1,000 1,005
Series 2019-1 Class A2
3.938% due 02/25/59 (~)(Ê)(Þ) 591 595
Series 2019-INV2 Class A2
3.117% due 07/25/59 (~)(Ê)(Þ) 814 830
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 463 467
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 339 306
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class XA
Interest Only STRIP
1.188% due 12/15/47 (~)(Ê) 4,662 157
Series 2015-C30 Class D
4.647% due 09/15/58 (~)(Ê)(Þ) 510 507
Series 2017-C41 Class XA
Interest Only STRIP
1.366% due 11/15/50 (~)(Ê) 5,158 337
Series 2018-BXI Class F
2.642% due 12/15/36 (USD 1 Month
LIBOR + 2.457%)(Ê)(Þ) 1,902 1,789
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 288
Series 2019-C49 Class D
3.000% due 03/15/52 (Þ) 230 163
Series 2019-C52 Class XA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
346 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
1.767% due 08/15/52 (~)(Ê) 2,194 235
Series 2019-C54 Class D
2.500% due 12/15/52 (Þ) 710 568
Wells Fargo Mortgage Backed Securities
Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 75 76
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 557 568
Wells Fargo Mortgage-Backed Securities
Trust
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 463 477
Wells Fargo Re-REMIC Trust
Series 2013-FRR1 Class BK26
0.546% due 01/27/45 (Þ) 210 184
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class E
4.399% due 03/15/45 (~)(Ê)(Þ) 530 392
Series 2013-C12 Class D
4.540% due 03/15/48 (~)(Ê)(Þ) 740 686
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 1,270 966
Series 2014-C21 Class C
4.234% due 08/15/47 (~)(Ê) 630 584
68,716
Non-US Bonds - 11.1%
AA Bond Co., Ltd.
Series REGS
5.500% due 07/31/22 GBP 1,375 1,606
Accor SA
2.375% due 09/17/23 EUR 700 831
Adevinta ASA
Series REGS
3.000% due 11/15/27 EUR 100 118
ADO Properties SA
Series 1-15
1.500% due 07/26/24 EUR 200 218
ArcelorMittal SA
2.250% due 01/17/24 EUR 929 1,112
Argentine Republic Government
International Bond
Interest Only STRIP
12.169% due 12/15/35 (~)(Ê) EUR 40,000 133
Arrow Global Finance PLC
Series REGS
5.125% due 09/15/24 GBP 750 917
Assicurazioni Generali SpA
6.269% due 06/29/49 (GBP 3 Month
LIBOR + 2.350%)(Ê)(ƒ) GBP 150 210
4.596% due 11/30/49 (3 Month
EURIBOR + 4.500%)(Ê)(ƒ) EUR 374 460
Autostrade Per L'Italia SpA
4.375% due 09/16/25 EUR 425 552
1.875% due 09/26/29 EUR 269 305
Banco de Sabadell SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.125% due 03/27/25 EUR 300 334
Banijay Group SAS
Series REGS
6.500% due 03/01/26 EUR 450 508
Bertelsmann SE & Co. KGaA
3.000% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.639%)(Ê) EUR 100 116
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.206%)(Ê) EUR 200 235
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 8,000 1,573
10.000% due 01/01/27 BRL 1,400 283
10.000% due 01/01/31 BRL 1,750 357
Cabot Financial SA
Series REGS
7.500% due 10/01/23 GBP 500 654
Carnival Corp.
1.875% due 11/07/22 EUR 520 494
1.000% due 10/28/29 EUR 160 104
Casino Guichard Perrachon SA
3.580% due 02/07/25 EUR 100 90
Centurion Bidco SpA
Series REGS
5.875% due 09/30/26 EUR 200 227
CeramTec BondCo GmbH
Series REGS
5.250% due 12/15/25 EUR 950 1,065
Commerzbank AG
4.000% due 03/23/26 EUR 287 353
Series eMTN
4.000% due 03/30/27 EUR 219 270
Constantin Investissement 3 SASU
Series REGS
5.375% due 04/15/25 EUR 600 699
CPUK Finance, Ltd.
6.500% due 08/28/26 GBP 150 185
Series REGS
4.250% due 08/28/22 GBP 273 346
4.875% due 08/28/25 GBP 275 324
Credito Emiliano SpA
1.500% due 10/25/25 (3 Month
EURIBOR + 1.800%)(Ê) EUR 475 553
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 200 299
Deutsche Bank AG
2.750% due 02/17/25 EUR 629 733
Deutsche Lufthansa AG
0.250% due 09/06/24 EUR 250 250
Diamond (BC) BV
Series REGS
5.625% due 08/15/25 EUR 400 456
DKT Finance ApS
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 06/17/23 EUR 1,125 1,315
Dufry One BV
1.000% due 05/04/23 CHF 200 268
2.500% due 10/15/24 EUR 250 262
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 500 633
Series EMTn
5.875% due 07/22/49 (GBP Swap
Semiannual [versus 6 Month LIBOR]
15 Year Rate + 3.046%)(Ê)(ƒ) GBP 200 280
5.375% due 12/31/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.794%)(Ê)(ƒ) EUR 200 255
Explorer II AS
3.375% due 02/24/25 EUR 200 184
Foodco Bondco , SAU
Series REGS
6.250% due 05/15/26 EUR 100 95
Galaxy Bidco , Ltd.
Series REGS
6.500% due 07/31/26 GBP 300 397
Garfunkelux Holdco 3 SA
Series REGS
8.500% due 11/01/22 GBP 515 666
6.750% due 11/01/25 EUR 150 171
Getlink SE
3.500% due 10/30/25 EUR 450 525
Heathrow Finance PLC
4.750% due 03/01/24 GBP 100 125
3.875% due 03/01/27 GBP 100 116
Immobiliare Grande Distribuzione SIIQ
SpA
2.125% due 11/28/24 EUR 339 334
International Consolidated Airlines
Group SA
1.500% due 07/04/27 EUR 200 171
Intesa Sanpaolo SpA
6.625% due 09/13/23 EUR 844 1,113
Lorca Telecom Bondco
Series REGS
4.000% due 09/18/27 EUR 300 355
LSF9 Balta Issuer SARL
Series REGS Class I
7.750% due 09/15/22 EUR 448 445
Malaysia Government International Bond
Series 0219
3.885% due 08/15/29 MYR 3,000 791
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 EUR 200 202
Marks & Spencer PLC
4.750% due 06/12/25 GBP 312 437
3.250% due 07/10/27 GBP 160 205
Metro AG
1.500% due 03/19/25 EUR 468 553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 20,000 1,115
8.500% due 05/31/29 MXN 8,500 467
Motion Finco SARL
Series REGS
7.000% due 05/15/25 EUR 100 113
Naviera Armas SA
Series REGS
6.500% due 07/31/23 (3 Month
EURIBOR + 6.500%)(Ê) EUR 100 58
4.250% due 11/15/24 (3 Month
EURIBOR + 4.250%)(Ê) EUR 650 375
NEW Areva Holding SA
4.875% due 09/23/24 EUR 450 576
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 700 827
Novomatic AG
1.625% due 09/20/23 EUR 175 187
Petrobras Global Finance BV
6.250% due 12/14/26 GBP 447 644
5.375% due 10/01/29 GBP 1,000 1,395
Petroleos Mexicanos
4.875% due 02/21/28 EUR 100 103
Series 10.7
4.750% due 02/26/29 EUR 1,159 1,181
Provident Financial PLC
7.000% due 06/04/23 GBP 393 488
RAC Bond Co. PLC
Series REGS
5.000% due 11/06/22 GBP 1,150 1,454
Raiffeisenlandesbank Niederoesterreich -
Wien AG
5.875% due 11/27/23 EUR 300 378
Renault SA
1.000% due 03/08/23 EUR 215 245
1.250% due 06/24/25 EUR 300 324
1.000% due 11/28/25 EUR 404 442
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 2,620 135
Series R186
10.500% due 12/21/26 ZAR 12,500 893
Rolls-Royce PLC
3.375% due 06/18/26 GBP 800 957
1.625% due 05/09/28 EUR 240 236
Series REGS
4.625% due 02/16/26 EUR 100 116
RWE AG
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.245%)(Ê) EUR 130 162
RZD Capital PLC
7.900% due 10/19/24 RUB 115,000 1,535
Sarens Finance Co. NV

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
348 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 02/21/27 EUR 400 375
Schaeffler AG
1.125% due 03/26/22 EUR 444 516
1.875% due 03/26/24 EUR 249 288
2.875% due 03/26/27 EUR 200 232
3.375% due 10/12/28 EUR 200 232
SGL Carbon SE
4.625% due 09/30/24 EUR 200 202
Sunshine Mid BV
Series REGS
6.500% due 05/15/26 EUR 700 813
Synlab Unsecured Bondco PLC
Series REGS
8.250% due 07/01/23 EUR 950 1,121
Takko Luxembourg 2 SCA
Series REGS
5.375% due 11/15/23 (3 Month
EURIBOR + 5.375%)(Ê) EUR 350 312
5.375% due 11/15/23 EUR 200 178
TDC A/S
5.000% due 03/02/22 EUR 585 710
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 EUR 900 1,065
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 600 656
Telecom Italia SpA
7.750% due 01/24/33 EUR 264 441
5.250% due 03/17/55 EUR 200 272
Telefonaktiebolaget LM Ericsson
Series 7Y
1.875% due 03/01/24 EUR 454 554
Teollisuuden Voima OYJ
2.625% due 01/13/23 EUR 570 679
Teva Pharmaceutical Finance
Netherlands II BV
1.250% due 03/31/23 EUR 621 673
Teva Pharmaceutical Industries, Ltd.
1.875% due 03/31/27 EUR 535 528
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 (Š) EUR 1,400 —
Travelex Issuerco , Ltd.
5.000% due 08/03/25 GBP 613 1,231
TVL Finance PLC
Series REGS
5.421% due 07/15/25 (GBP 3 Month
LIBOR + 5.375%)(Ê) GBP 100 98
UniCredit SpA
4.875% due 02/20/29 (EURIBOR
ICE Swap Rate + 4.739%)(Ê) EUR 926 1,135
Unilabs SubHolding AB
Series REGS
5.750% due 05/15/25 EUR 450 524
United Group BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.625% due 02/15/28 EUR 300 325
Valeo SA
3.250% due 01/22/24 EUR 700 860
Verisure Holding AB
Series REGS
5.000% due 04/15/25 (3 Month
EURIBOR + 5.000%)(Ê) EUR 100 118
Verisure Midholding AB
Series REGS
5.750% due 12/01/23 EUR 2,000 2,311
Virgin Media Finance PLC
4.875% due 07/15/28 GBP 350 451
Viridian Group FinanceCo PLC /
Viridian Power & Energy
Series REGS
4.750% due 09/15/24 GBP 600 762
Vittoria Assicurazioni SpA
5.750% due 07/11/28 EUR 100 126
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 GBP 300 380
3.250% due 01/31/31 EUR 100 114
Vodafone Group PLC
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê) GBP 282 388
3.100% due 01/03/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.669%)(Ê) EUR 652 769
Volvo Car AB
2.500% due 10/07/27 EUR 300 352
ZF Europe Finance BV
1.250% due 10/23/23 EUR 400 448
2.000% due 02/23/26 EUR 500 542
ZF NA Capital, Inc.
3.750% due 09/21/28 EUR 400 455
62,510
Total Long-Term Fixed Income
Investments
(cost $525,606) 494,278
Common Stocks - 0.9%
Consumer Discretionary - 0.0%
AMC Entertainment Holdings, Inc.
Class A
5,050
12
Charming Charlie, Inc.(Æ)(Š) 3,957,093
—
Education Management Corp.(Æ)(Š) 4,460,190
—
12
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 4,904
—
Materials and Processing - 0.6%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
3,265

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Producer Durables - 0.3%
Affinion Group, Inc.(Æ)(Š) 8,007
154
Real Alloy(Æ)(Š) 39
1,350
1,504
Technology - 0.0%
Avaya Holdings Corp.(Æ) 4
—
Travelex Issuerco , Ltd. 675
45
45
Utilities - 0.0%
Jupiter Resources, Inc.(Æ) 249,669
187
Total Common Stocks
(cost $7,254) 5,013
Preferred Stocks - 0.5%
Consumer Discretionary - 0.0%
Education Management Corp.(Æ)(Š)
0.000% 2,128 —
Producer Durables - 0.5%
Sequa Corp.(Æ)(Š)
0.000% 2,962 2,774
Total Preferred Stocks
(cost $2,392) 2,774
Warrants and Rights - 0.0%
Warrants and Rights - 0.0%
Education Management Corp.(Æ) 1,564,221 —
2021 Warrants
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 7.6%
BAMLL Commercial Mortgage Securities
Trust
Series 2016-FR16 Class B
0.995% due 05/27/21 (~)(Ê)(Þ) 180 176
Bayer US Finance II LLC
2.750% due 07/15/21 (Þ) 229 233
Boparan Finance PLC
Series REGS
5.500% due 07/15/21 GBP 800 1,005
Charming Charlie, Inc. Term Loan
0.000% due 05/15/21 (~)(Ê)(Š) 16 7
Education Management LLC Term Loan
B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
11.750% due 07/02/21 (USD 3 Month
LIBOR + 8.500%)(Ê) 285 —
Eskom Holdings SOC, Ltd.
Series REGS
5.750% due 01/26/21 800 784
Ford Motor Credit Co. LLC
5.875% due 08/02/21 300 306
Genworth Holdings, Inc.
7.200% due 02/15/21 246 245
7.625% due 09/24/21 371 370
IDBI Bank, Ltd./GIFT-IFC
Series GMTN
4.250% due 11/30/20 329 330
Lebanon Government International Bond
Series REGS
8.250% due 04/12/21 1,000 151
Metro AG
1.375% due 10/28/21 EUR 150 176
Nigeria Government International Bond
Series REGS
6.750% due 01/28/21 1,000 1,006
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 1,577 142
Turkiye Halk Bankasi AS
Series REGS
4.750% due 02/11/21 360 356
5.000% due 07/13/21 289 285
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 02/08/21 300 300
U.S. Cash Management Fund(@) 33,497,450(∞) 33,491
United States Treasury Bills
0.083% due 12/03/20 (ç)(ž) 3,200 3,200
Woolworths Group, Ltd.
4.550% due 04/12/21 (Þ) 217 220
Wyndham Destinations, Inc.
5.625% due 03/01/21 33 33
Xerox Corp.
4.500% due 05/15/21 266 270
Total Short-Term Investments
(cost $45,768) 43,086
Total Investments - 96.3%
(identified cost $581,020) 545,151
Other Assets and Liabilities,
Net - 3.7%
21,238
Net Assets - 100.0%
566,389

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
350 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
38.3%
1011778 BC ULC / New Red Finance, Inc. 06/25/20 158,000 104.91 166
168
ABN AMRO Bank NV 07/08/20 237,000 112.96 268
272
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 98.71 499
569
Acrisure LLC / Acrisure Finance, Inc. 05/12/20 300,000 92.77 278
299
Acrisure LLC / Acrisure Finance, Inc. 08/10/20 275,000 111.88 308
304
Adient Global Holdings Co. 08/11/20 187,000 93.80 175
179
AHP Health Partners, Inc. 08/23/19 285,000 106.30 303
302
Air Liquide Finance SA 01/03/20 282,000 100.64 284
295
Air Methods Corp. 12/09/19 343,000 67.78 232
250
Ajax Mortgage Loan Trust 09/28/18 564,740 98.31 555
563
Alimentation Couche-Tard, Inc. 09/24/18 238,000 95.26 227
264
Alliance Data Systems Corp. 10/09/20 650,000 99.97 650
650
Alliance Resource Partners, LP 09/03/19 394,000 100.45 396
260
AMC Entertainment Holdings, Inc. 06/13/17 1,357,594 139.02 1,887
75
AMC Entertainment Holdings, Inc. 07/31/20 164,000 100.00 164
84
Amsted Industries, Inc. 12/09/19 655,000 100.00 655
675
Anglo American Capital PLC 05/14/20 240,000 107.19 257
277
AP Moller - Maersk A/S 05/12/20 243,000 99.31 241
273
Apex Tool Group LLC / BC Mountain Finance, Inc. 02/09/18 742,000 100.00 742
685
Apidos CLO XI 08/20/19 500,000 100.00 500
485
Apidos CLO XXXI 04/10/19 500,000 100.00 500
492
Apollo Management Holdings, LP 05/05/20 274,000 91.93 252
273
Arroyo Mortgage Trust 05/12/20 342,578 96.97 332
351
Ascendas Real Estate Investment Trust 08/09/19 930,000 100.00 930
841
At Home Holding III, Inc. 08/25/20 623,000 102.26 637
656
Avaya Holdings Corp. 09/11/20 296,000 100.00 296
304
Avis Budget Car Rental LLC 2020 Term Loan B 09/10/20 235,000 115.83 272
270
Babson CLO, Ltd. 11/27/18 250,000 100.09 250
248
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
2,256
BAMLL Commercial Mortgage Securities Trust 06/27/19 220,000 95.97 211
217
BAMLL Commercial Mortgage Securities Trust 10/18/19 180,000 98.10 176
176
Banco de Credito del Peru 12/05/19 269,000 103.91 279
287
Banco de Credito e Inversiones SA 10/25/19 269,000 103.31 278
284
Banco Inbursa SA Institucion de Banca Multiple 09/24/18 235,000 95.76 225
248
Banff Merger Sub, Inc. 12/18/19 625,000 102.00 637
657
Bangkok Bank PCL 09/24/18 169,000 126.64 214
232
Banijay Entertainment SAS 02/04/20 189,000 100.00 189
192
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 90.83 127
110
Barclays Commercial Mortgage Securities LLC 10/02/20 600,000 99.50 597
599
Barings CLO, Ltd. 04/11/19 385,000 100.00 385
383
Bausch Health Cos., Inc. 06/13/17 950,000 87.71 833
977
Bausch Health Cos., Inc. 12/17/19 154,000 100.00 154
151
Bayer US Finance II LLC 09/26/18 229,000 99.32 227
233
Bayer US Finance LLC 08/02/19 292,000 102.55 299
316
BBVA Bancomer SA 12/04/19 260,000 105.70 275
280
BDS, Ltd. 01/08/20 560,000 100.00 560
532
Benchmark 2019-B14 Mortgage Trust 11/07/19 450,000 85.37 384
363
Benchmark 2019-B9 Mortgage Trust 03/15/19 810,000 84.27 683
687
Benefit Street Partners CLO IV, Ltd. 04/10/19 500,000 100.00 500
487
Berkshire Hathaway Energy Co. 04/07/20 258,000 107.68 278
293
Berry Global, Inc. 07/22/19 289,000 104.74 303
302
Big River Steel LLC 09/09/20 287,000 100.00 287
296
Blackstone Holdings Finance Co. LLC 08/04/20 205,000 131.57 270
270
BlueMountain CLO, Ltd. 10/03/18 500,000 100.00 500
470
BNP Paribas SA 05/14/20 243,000 106.83 260
276
Bowman Park CLO, Ltd. 11/27/18 400,000 98.32 393
377
Boxer Parent Co., Inc. 05/14/20 175,000 100.00 175
186
Brazil Loan Trust 1 07/25/13 979,726 101.35 993
1,009
Brookfield Property REIT, Inc. 06/06/19 290,000 102.57 297
241
Brookfield Residential Properties, Inc. 04/15/20 269,000 100.68 271
270
Brookfield Residential Properties, Inc. 10/15/20 23,000 96.29 22
22
Brookfield Residential Properties, Inc. 10/26/20 212,000 103.43 219
217
BX Trust 12/06/19 180,000 96.99 175
164

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 351
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
CALI Mortgage Trust 03/07/19 320,000 98.90 316
311
Calpine Corp. 04/03/19 301,000 100.20 302
309
Carlson Travel, Inc. 06/13/17 916,000 102.79 942
495
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
482
Carnival Corp. 08/13/20 646,000 110.62 715
714
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 157,000 104.18 164
165
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
675
CCO Holdings LLC / CCO Holdings Capital Corp. 10/24/19 113,000 101.26 114
114
CCO Holdings LLC / CCO Holdings Capital Corp. 02/03/20 562,000 100.26 563
584
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.08 245
237
Cemex SAB de CV 06/02/20 320,000 100.00 320
352
Cemex SAB de CV 09/14/20 350,000 100.00 350
370
Centene Corp. 07/11/19 498,000 104.81 522
524
CFCRE Commercial Mortgage Trust 06/25/19 156,795 90.52 142
148
Chase Home Lending Mortgage Trust 07/29/19 494,645 101.08 500
508
Chase Home Lending Mortgage Trust 10/30/19 278,142 100.86 281
288
Chase Home Lending Mortgage Trust 10/30/19 800,000 101.74 814
823
CIFC Funding, Ltd. 03/27/19 500,000 99.70 499
486
CIM Trust 09/27/18 500,000 96.62 483
517
CIM Trust 03/22/19 418,507 101.56 425
433
CIM Trust 11/07/19 467,000 100.50 469
482
CIM Trust 11/07/19 565 ,128 100. 78 570
577
Cimpress PLC 09/03/19 242,000 104.22 252
241
Citigroup Commercial Mortgage Trust 10/19/18 1,000,000 92.76 928
713
Citigroup Commercial Mortgage Trust 03/12/19 443,000 85.23 378
245
Citigroup Commercial Mortgage Trust 03/13/19 670,000 84.80 568
461
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.58 416
370
Citigroup Commercial Mortgage Trust 06/14/19 120,000 85.60 103
70
Citigroup Commercial Mortgage Trust 08/12/19 313,000 77.22 242
164
Clarios Global, LP / Clarios US Finance Co. 01/07/20 700,000 105.82 741
730
Clark Equipment Co. 05/21/20 271,000 100.00 271
282
Clear Channel Worldwide Holdings, Inc. 08/09/19 326,000 100.13 326
316
Colfax Corp. 01/31/19 162,000 100.00 162
171
Colt Merger Sub, Inc. 06/19/20 502,000 100.00 502
515
Colt Merger Sub, Inc. 06/19/20 281,000 100.00 281
288
Colt Merger Sub, Inc. 06/19/20 507,000 98.86 501
529
Commercial Mortgage Trust 10/02/18 1,310,000 96.78 1,268
1,295
Commercial Mortgage Trust 01/21/20 160,000 96.88 155
129
Commerzbank AG 06/17/19 397,000 112.90 450
456
Commonbond Student Loan Trust 11/27/18 116,249 100.80 117
126
Commonbond Student Loan Trust 06/02/20 300,000 99.98 300
307
Commonbond Student Loan Trust 06/02/20 599,361 99.98 599
611
Commonwealth Bank of Australia 09/03/20 224,000 126.90 284
271
CommScope Holding Co., Inc. 11/04/19 430,000 96.43 415
283
CommScope Technologies LLC 02/13/20 288,000 94.95 273
270
CommScope Technologies LLC 05/04/20 90,000 89.63 81
89
CommScope , Inc. 02/07/19 250,000 100.00 250
256
CommScope , Inc. 02/07/19 369,000 99.01 365
382
Consolidated Energy Finance SA 12/06/19 376,000 98.36 370
350
Consolidated Energy Finance SA 01/23/20 727,000 99.55 724
672
Constellation Merger Sub, Inc. 09/03/19 519,000 87.85 456
428
Continental Wind LLC 09/24/18 192,557 102.03 196
224
Corp. Nacional del Cobre de Chile 03/12/20 400,000 87.63 350
415
Costa Rica Government International Bond 01/07/15 2,000,000 97.91 1,958
1,565
CRC Escrow Issuer LLC / CRC Finco , Inc. 05/07/20 575,000 84.59 487
547
Credit Acceptance Corp. 05/08/20 242,000 89.12 216
242
Credit Agricole SA 06/10/20 283,000 109.60 310
313
Credit Suisse Group AG 07/07/20 278,000 111.98 311
315
CSC Holdings LLC 03/22/18 669,000 100.00 669
732
CSC Holdings LLC 07/01/19 727,000 102.20 743
777
CSC Holdings LLC 08/03/20 551,000 103.20 569
551
Curo Group Holdings Corp. 10/03/19 331,000 88.87 294
274
CVR Energy, Inc. 01/10/20 770,000 99.42 766
526
CVR Energy, Inc. 01/10/20 711,000 99.87 710
518

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
352 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Daimler Finance NA LLC 08/05/20 269,000 102.37 275
276
Danone SA 10/24/19 277,000 101.11 280
292
Danske Bank A/S 10/24/19 266,000 102.94 274
279
DB Master Finance LLC 03/20/19 396,000 100.00 396
428
DB Master Finance LLC 03/20/19 198,000 100.00 198
208
DBUBS Mortgage Trust 04/23/20 160,000 90.26 144
149
DBWF Mortgage Trust 10/25/18 1,000,000 88.54 885
812
DCP Midstream Operating, LP 11/06/18 89,000 104.26 93
85
Delta Air Lines, Inc. 06/11/20 245,000 105.41 258
267
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 220,000 100.00 220
225
Diebold Nixdorf, Inc. 09/04/20 250,000 107.07 268
265
DKT Finance ApS 03/28/19 1,325,000 105.19 1,394
1,349
Dominican Republic Government International Bond 04/24/14 1,000,000 103.10 1,031
1,142
Dominican Republic Government International Bond 01/20/15 2,000,000 100.00 2,000
2,143
Domino's Pizza Master Issuer LLC 11/06/19 940,500 100.00 940
992
Dryden Senior Loan Fund 10/05/18 500,000 98.94 495
446
Earnest Student Loan Program LLC 11/27/18 88,439 96.43 85
89
Ecuador Government International Bond 08/07/20 107,413 53.08 57
49
Ecuador Government International Bond 08/07/20 460,800 58.75 271
228
Ecuador Government International Bond 08/07/20 1,114,425 65.06 725
609
Ecuador Government International Bond 08/07/20 475,200 77.09 366
316
Edgewell Personal Care Co. 05/19/20 400,000 100.00 400
420
Egypt Government International Bond 03/02/15 3,000,000 100.57 3,017
2,794
Egypt Government International Bond 12/16/16 500,000 94.34 472
512
Egypt Government International Bond 04/05/19 750,000 105.30 790
755
Electricite de France SA 12/05/19 230,000 119.49 275
315
ELFI Graduate Loan Program 06/18/20 265,295 99.97 265
268
Ellington Financial, Inc. 11/05/19 776,044 100.00 776
790
EMD Finance LLC 09/25/18 183,000 98.99 181
188
Enel Finance International NV 09/24/18 202,000 108.10 218
271
Enel SpA 07/06/20 237,000 115.15 273
274
EnerSys 05/11/20 233,000 98.98 231
239
ENGIE SA 09/04/20 236,000 104.30 246
246
Eni SpA 12/05/19 250,000 111.48 279
291
Enova International, Inc. 10/04/17 140,000 100.41 141
128
Enova International, Inc. 10/24/19 156,000 93.53 146
144
EQM Midstream Partners, LP 06/16/20 163,000 100.00 163
167
Ethiopia Government International Bond 12/04/14 1,000,000 100.04 1,000
1,005
Exantas Capital Corp., Ltd. 04/04/19 290,000 100.00 290
272
Exeter Automobile Receivables Trust 06/02/20 650,000 99.99 650
660
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 942,576 99.85 941
937
Fannie Mae Connecticut Avenue Securities Trust 01/24/20 500,768 100.83 505
497
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 600,000 96.66 580
582
First Quantum Minerals, Ltd. 03/16/17 775,000 100.68 780
779
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
363
First Quantum Minerals, Ltd. 11/07/19 175,000 99.36 174
176
First Quantum Minerals, Ltd. 09/17/20 1,000,000 100.00 1,000
995
Five Point Operating Co., LP / Five Point Capital Corp. 10/03/19 265,000 101.16 268
265
Flagstar Mortgage Trust 10/24/18 480,897 103.38 497
492
Flagstar Mortgage Trust 06/03/19 338,187 103.05 348
347
Fontainebleau Florida Hotel LLC 11/22/19 180,000 98.65 178
160
Freddie Mac Structured Agency Credit Risk Debt Notes 10/19/18 1,000,000 99.90 999
972
Freddie Mac Structured Agency Credit Risk Debt Notes 07/21/20 200,000 100.00 200
202
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 700,000 100.00 700
700
Fresenius Medical Care US Finance II, Inc. 03/05/19 263,000 103.90 273
291
Fresh Market, Inc. (The) 08/17/20 287,000 85.71 246
275
Gabon Government International Bond 10/22/14 500,000 102.83 514
476
Gates Global LLC / Gates Corp. 11/20/19 771,000 98.80 762
792
Gazprom PJSC Via Gaz Capital SA 01/02/19 211,000 102.11 215
224
GE Capital Funding LLC 06/04/20 251,000 106.24 267
275
Ghana Government International Bond 09/11/14 700,000 99.23 695
705
Ghana Government International Bond 10/07/15 250,000 100.00 250
306
Global Aircraft Leasing Co., Ltd. 07/26/19 1,658,000 93.58 1,551
1,111
Goldman Sachs Mortgage Backed Securities Trust 08/01/19 974,572 106.30 1,036
1,046

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 353
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Goldman Sachs Mortgage Securities Trust 06/26/19 220,000 100.28 221
208
Goldman Sachs Mortgage Securities Trust 06/26/19 170 ,000 9 7 . 94 166
154
Goldman Sachs Mortgage Securities Trust 03/16/20 421,747 99.23 418
429
GS Mortgage Securities Trust 10/30/18 800,000 69.46 556
553
GS Mortgage Securities Trust 11/09/18 1,000,000 100.00 1,000
876
GS Mortgage Securities Trust 04/15/19 90,000 81.86 74
53
GS Mortgage Securities Trust 09/11/19 300,000 92.82 278
250
GUSAP III, LP 07/08/20 259,000 98.97 256
275
Hadrian Merger Sub, Inc. 11/07/18 270,000 98.50 266
263
Harvest Midstream I, LP 08/05/20 259,000 100.00 259
257
Helios Issuer LLC 10/26/18 845,815 99.98 846
844
Helios Issuer LLC 10/26/18 930,394 99.98 930
990
Helios Issuer LLC 06/15/20 470,075 99.99 470
488
High Ridge Brands Co. 03/17/17 970,000 100.00 970
19
Highlands Holdings Bond Issuer, Ltd. 10/23/20 405,000 100.00 405
404
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/10/19 362,000 91.04 330
335
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/11/19 160,000 92.97 149
147
Hilcorp Energy I, LP / Hilcorp Finance Co. 03/02/20 41,000 84.90 35
38
Homeward Opportunities Fund I Trust 08/19/19 439,515 99.97 439
443
Howard Hughes Corp. (The) 06/05/19 238,000 99.77 237
238
Hudbay Minerals, Inc. 09/09/20 165,000 100.00 165
169
Hudson Yards Mortgage Trust 12/02/19 130,000 89.57 116
118
Hutchison Whampoa International, Ltd. 02/04/20 220,000 102.93 226
229
IMT Trust 06/03/19 800,000 98.47 788
734
Intesa Sanpaolo SpA 10/14/16 571,000 94.65 544
603
Intesa Sanpaolo SpA 04/01/19 160,000 98.56 158
166
Intrado Corp. 12/13/17 316,000 98.50 311
285
Inversiones CMPC SA 09/24/18 218,000 100.70 220
226
IQVIA, Inc. 12/09/19 260,000 105.31 274
272
Iron Mountain, Inc. 06/17/20 261,000 100.00 261
268
Iron Mountain, Inc. 08/10/20 218,000 100.00 218
217
Israel Electric Corp., Ltd 04/04/19 500,000 104.35 522
565
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
559
j2 Cloud Services LLC / j2 Cloud Co.-Obligor, Inc. 07/14/20 433,000 103.67 449
452
j2 Global, Inc. 10/02/20 613,000 100.00 613
619
JBS Investments II GmbH 04/01/19 352,000 101.21 356
376
JBS Investments II GmbH 07/23/19 495,000 100.00 495
520
JBS USA LUX SA /JBS USA Food Co./JBS USA Finance, Inc. 04/01/19 1,383,000 101.34 1,402
1,554
JBS USA LUX SA /JBS USA Food Co./JBS USA Finance, Inc. 02/01/18 1,043,000 100.00 1,043
1,147
JBS USA LUX SA /JBS USA Food Co./JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
726
JP Morgan Commercial Mortgage Securities Trust 10/04/18 1,000,000 85.84 858
760
JP Morgan Commercial Mortgage Securities Trust 11/01/18 1,000,000 96.57 966
925
JP Morgan Commercial Mortgage Securities Trust 01/23/19 1,216,628 99.30 1,208
973
JP Morgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.34 334
313
JP Morgan Commercial Mortgage Securities Trust 04/23/19 950,000 95.96 912
693
JP Morgan Commercial Mortgage Securities Trust 04/24/19 320,000 92.42 296
224
JP Morgan Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
295
JP Morgan Commercial Mortgage Securities Trust 09/11/19 340,000 105.42 358
325
JP Morgan Commercial Mortgage Securities Trust 09/12/19 610,000 91.35 571
442
JP Morgan Commercial Mortgage Securities Trust 09/17/20 500,000 101.12 506
504
JP Morgan Mortgage Trust 12/06/18 850,482 89.64 762
865
JP Morgan Mortgage Trust 01/18/19 229,380 99.95 229
235
JP Morgan Mortgage Trust 03/22/19 240,107 101.19 243
246
JP Morgan Mortgage Trust 07/12/19 488,286 109.47 535
509
JP Morgan Mortgage Trust 07/25/19 920,538 98.19 904
912
JP Morgan Mortgage Trust 01/24/20 1,680,927 103.35 1,741
1,720
JP Morgan Mortgage Trust 01/28/20 396,012 101.83 403
410
JP Morgan Mortgage Trust 01/30/20 390,729 101.16 395
386
JP Morgan Mortgage Trust 07/15/20 688,296 104.09 716
721
JP Morgan Mortgage Trust 07/21/20 313,399 102.61 322
320
JP Morgan Mortgage Trust 07/21/20 348,217 108.10 376
375
JP Morgan Mortgage Trust 08/20/20 283,644 105.80 300
303
KCA Deutag UK Finance PLC 03/23/18 200,000 100.00 200
95
KCA Deutag UK Finance PLC 06/04/18 900,000 101.54 914
434

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
354 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Kenan Advantage Group, Inc. 06/28/17 2,285,000 100.00 2,285
2,285
KKR Group Finance Co. II LLC 05/13/20 214,000 113.79 243
267
Kraft Heinz Foods Co. 03/30/20 711,000 120.95 855
956
Kraft Heinz Foods Co. 05/04/20 192,000 100.00 192
208
Kraft Heinz Foods Co. 05/04/20 976,000 100.54 981
1,028
Ladder Capital Finance Holdings LLLP 10/24/19 287,000 102.41 294
278
LBC Tank Terminals Holding Netherlands BV 08/08/17 750,000 102.58 769
748
LCM 28, Ltd. 10/16/18 500,000 100.00 500
476
LCM 30, Ltd. 03/28/19 250,000 100.00 250
242
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 813,000 102.33 832
864
Live Nation Entertainment, Inc. 05/21/18 160,000 100.75 161
153
Live Nation Entertainment, Inc. 10/02/19 571,000 87.61 500
525
Lloyds Banking Group PLC 07/06/18 255,000 106.85 272
309
Lloyds Banking Group PLC 05/11/20 211,000 106.02 224
249
LPL Holdings, Inc. 06/15/17 1,018,000 103.57 1,054
1,051
LSTAR Commercial Mortgage Trust 09/13/19 600,000 96.83 581
552
Lukoil International Finance BV 09/24/18 208,000 102.99 214
224
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
243
Marks & Spencer PLC 09/27/18 204,000 108.80 222
213
Marlette Funding Trust 11/06/18 1,000,000 99.98 1,000
1,016
Marlette Funding Trust 01/03/19 239,689 99.75 239
240
Marlette Funding Trust 04/24/19 500,000 99.98 500
510
MasTec , Inc. 07/21/20 214,000 100.00 214
220
Mattamy Group Corp. 04/29/20 627,000 89.42 561
636
MEG Energy Corp. 01/16/20 800,000 93.25 746
720
Mello Mortgage Capital Acceptance 01/24/20 956,093 105.39 1,008
998
Merlin Entertainments, Ltd. 05/11/20 288,000 94.59 272
265
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
173
Midwest Connector Capital Co. LLC 08/01/19 178,000 101.20 180
180
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 648,000 100.96 654
675
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
188
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.12 1,507
1,118
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 93.49 234
169
Morgan Stanley Capital I Trust 06/05/19 377,000 86.77 327
314
Morgan Stanley Capital I Trust 06/20/19 260,000 96.02 250
97
Morocco Government International Bond 03/02/15 250,000 110.99 277
300
Mosaic Solar Loan Trust 11/27/18 238,877 98.33 235
247
Mosaic Solar Loan Trust 11/27/18 313,510 98.91 310
336
Mosaic Solar Loan Trust 06/12/20 466,435 99.98 466
477
Motiva Enterprises LLC 09/04/20 230,000 120.40 277
266
Mozambique International Bond 12/20/13 1,279,000 88.70 1,135
1,061
MRCD Mortgage Trust 12/05/19 340,000 94.33 320
325
Nabors Industries, Inc. 01/07/20 159,000 101.42 161
62
Nabors Industries, Inc. 01/07/20 103,000 101.61 105
39
National Bank of Canada 10/05/20 269,000 103.19 278
278
Neuberger Berman CLO XXI, Ltd. 11/27/18 250,000 97.83 245
235
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.33 492
488
New Residential Mortgage Loan Trust 03/13/19 637,715 99.99 638
644
NGPL PipeCo LLC 10/24/19 263,000 106.08 279
286
Nigeria Government International Bond 06/29/18 500,000 94.76 474
485
Northern Natural Gas Co. 10/02/19 162,000 117.01 190
187
Northwest Acquisitions ULC / Dominion Finco , Inc. 10/06/17 1,070,000 101.30 1,084
11
Novelis Corp. 01/13/20 52,000 100.00 52
53
Oaktree CLO, Ltd. 04/12/19 385,000 100.00 385
364
Octagon Investment Partners 48, Ltd. 08/19/20 500,000 100.00 500
493
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.18 245
236
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 96.97 485
478
Onslow Bay Financial LLC 01/15/20 492,754 101.79 502
506
Oschadbank Via SSB #1 PLC 09/02/15 326,250 68.74 224
332
Outfront Media Capital LLC / Outfront Media Capital Corp. 07/23/20 146,000 93.57 137
134
Owens-Brockway Glass Container, Inc. 06/25/20 261,000 103.72 271
275
Palmer Square Loan Funding, Ltd. 11/27/18 400,000 95.80 383
367
Par Pharmaceutical, Inc. 03/14/19 568,000 100.00 568
602
Paraguay Government International Bond 08/04/14 551,000 100.00 551
712

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 355
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Parkland Fuel Corp. 09/03/19 130,000 104.74 136
134
Parkland Fuel Corp. 10/24/19 135,000 105.53 142
139
PBF Holding Co. LLC / PBF Finance Corp. 01/16/20 1,306,000 89.90 1,174
504
PBF Holding Co. LLC / PBF Finance Corp. 05/07/20 77,000 100.00 77
68
Peabody Energy Corp. 09/17/18 1,152,000 100.41 1,157
527
Performance Food Group, Inc. 04/06/18 276,000 100.80 278
278
Pertamina Persero PT 03/16/20 1,100,000 81.51 897
1,086
Pilgrim's Pride Corp. 09/26/17 508,000 100.00 508
537
Plastipak Holdings, Inc. 08/05/20 700,000 100.46 703
701
Post Holdings, Inc. 03/09/18 164,000 98.89 162
172
Post Holdings, Inc. 10/24/19 97,000 105.52 102
105
Prima Capital CRE Securitization, Ltd. 05/24/19 480,000 95.21 457
419
Providence Service Corp. (The) 10/21/20 625,000 102.53 641
636
Provincia de Buenos Aires 02/08/17 300,000 98.93 297
98
PSMC 01/24/20 714,837 102.18 730
730
Radiate Holdco LLC 09/11/20 451,000 100.00 451
453
Radiate Holdco LLC 09/11/20 571,000 100.00 571
588
Radiology Partners, Inc. 01/24/20 249,000 100.46 250
265
Raytheon Technologies Corp. 06/08/20 278,000 102.46 285
286
RBS Global, Inc. / Rexnord LLC 08/17/20 271,000 102.79 279
276
RCKT Mortgage Trust 02/06/20 694,483 100.72 699
704
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.24 276
201
Realogy Group LLC / Realogy Co-Issuer Corp. 08/22/19 260,000 93.30 243
275
Resideo Funding, Inc. 10/25/19 1,150,000 100.63 1,157
1,110
Rockies Express Pipeline LLC 05/06/20 650,000 91.08 592
611
Rolls-Royce PLC 10/14/20 263,000 100.00 263
266
Royal Caribbean Cruises, Ltd. 09/09/20 249,000 114.90 286
285
Sabal Trail Transmission LLC 08/04/20 37,000 113.05 42
41
SABIC Capital II BV 04/07/20 217,000 100.68 218
233
Santander UK PLC 05/01/19 148,000 102.89 152
162
Saudi Arabian Oil Co. 04/09/19 200,000 98.59 197
234
Saudi Arabian Oil Co. 04/07/20 281,000 98.78 278
294
Saudi Government International Bond 03/09/20 600,000 92.39 554
641
Scientific Games International, Inc. 05/20/20 40,000 85.84 34
40
Scientific Games International, Inc. 05/20/20 221,000 90.78 201
222
Scientific Games International, Inc. 05/22/20 203,000 84.70 172
201
Scientific Games International, Inc. 06/17/20 150,000 99.83 150
156
SCOF-2, Ltd. 09/27/18 500,000 100.00 500
490
Sealed Air Corp. 10/26/16 200,000 107.16 214
258
Sealed Air Corp. 10/24/19 253,000 106.24 269
276
Sequoia Mortgage Trust 01/09/19 121,874 100.18 122
124
Sequoia Mortgage Trust 09/17/19 583,437 101.86 594
599
Sequoia Mortgage Trust 10/08/19 276,321 101.42 280
286
Sequoia Mortgage Trust 11/14/19 800,000 103.50 828
824
Sequoia Mortgage Trust 10/23/20 800,000 102.19 817
816
SESI LLC 06/17/19 341,000 89.11 304
78
Shelter Growth CRE Issuer, Ltd. 09/12/19 144,000 100.64 145
143
Siemens Financieringsmaatschappij NV 10/24/19 274,000 101.46 278
285
Silver Creek CLO, Ltd. 08/06/19 250,000 99.44 249
248
Simmons Foods, Inc. 10/28/19 992,000 98.56 978
983
Sirius XM Radio, Inc. 05/07/20 276,000 100.69 278
278
Sky, Ltd. 10/05/20 260,000 105.53 274
274
SMB Private Education Loan Trust 06/11/20 750,000 98.38 738
751
Societe Generale SA 02/05/20 266,000 107.20 285
289
SoFi Alternative Trust 12/18/19 790,206 100.48 794
811
SoFi Consumer Loan Program LLC 10/25/18 1,000,000 99.17 992
1,018
SoFi Consumer Loan Program Trust 11/05/18 1,000,000 99.98 1,000
1,029
SoFi Consumer Loan Program Trust 11/27/18 400,000 98.52 394
408
SoFi Consumer Loan Program Trust 11/27/18 425,000 99.71 424
435
SoFi Consumer Loan Program Trust 02/12/19 500,000 99.97 500
511
SoFi Consumer Loan Program Trust 11/07/19 250,000 101.71 254
256
SoFi Consumer Loan Program Trust 11/07/19 300,000 102.05 306
305
SoFi Professional Loan Program LLC 10/30/18 400,000 95.11 380
413
SoFi Professional Loan Program LLC 10/30/18 500,000 95.52 478
521

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
356 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
622
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
1,031
SoFi Professional Loan Program LLC 05/15/20 124,703 100.76 126
126
SoFi Professional Loan Program LLC 05/19/20 650,000 104.06 676
686
SoFi Professional Loan Program Trust 11/27/18 424,000 97.13 412
429
SoFi Professional Loan Program Trust 11/27/18 425,000 98.90 420
445
SoFi Professional Loan Program Trust 03/15/19 850,000 100.39 853
891
SoFi Professional Loan Program Trust 05/14/20 600,000 99.93 600
618
Solar Star Funding LLC 04/07/20 239,100 112.20 268
263
SolarCity Corp. 10/26/18 1,000,000 100.27 1,003
879
Solera LLC / Solera Finance, Inc. 02/26/20 517,000 101.75 526
537
Sonic Capital LLC 01/15/20 546,333 100.00 546
574
Sri Lanka Government International Bond 08/02/19 500,000 99.89 499
265
Standard Chartered PLC 10/14/16 215,000 110.25 237
262
Standard Chartered PLC 10/01/19 174,000 106.00 184
190
Starwood Mortgage Residential Trust 07/02/19 566,015 99.99 566
573
State Bank of India 01/06/20 262,000 106.54 279
286
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 05/19/17 1,094,000 97.44 1,074
980
Suncor Energy Ventures Corp. 03/09/18 285,000 112.95 322
283
Suncor Energy Ventures Corp. 03/01/19 81,000 100.60 81
83
Sunrun Xanadu Issuer 05/31/19 535,384 99.99 535
548
Swedbank AB 10/02/20 250,000 103.19 258
258
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
488
Symphony CLO XIX, Ltd. 03/21/19 500,000 96.43 482
485
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/11/20 331,000 100.00 331
323
Taylor Morrison Communities, Inc. 07/08/20 350,000 100.00 350
380
Team Health Holdings, Inc. 02/07/19 355,000 85.33 303
219
Telecom Italia Capital SA 12/06/19 219,000 106.24 233
237
Tenet Healthcare Corp. 08/12/19 203,000 100.00 203
209
Tenet Healthcare Corp. 08/12/19 500,000 100.00 500
507
Tenet Healthcare Corp. 09/01/20 350,000 100.00 350
340
Terraform Global Operating LLC 04/16/20 273,000 100.00 273
276
Terrier Media Buyer, Inc. 12/12/19 668,000 97.95 654
683
Tesla Auto Lease Trust 07/30/20 550,000 100.00 550
561
Tesla, Inc. 10/03/19 268,000 90.54 243
277
Texas Eastern Transmission, LP 12/05/19 271,000 103.22 280
292
T-Mobile USA, Inc. 04/24/20 279,000 104.88 293
306
TMS International Holding Corp 08/09/17 806,000 100.00 806
768
Townsquare Media, Inc. 08/13/19 900,000 98.85 890
837
TransDigm , Inc. 03/26/20 869,000 100.24 871
906
TransDigm , Inc. 04/02/20 245,000 100.00 245
265
Trident TPI Holdings, Inc. 12/13/19 673,000 100.29 675
708
TriMas Corp. 03/06/20 277,000 101.37 281
281
Triumph Group, Inc. 09/09/19 704,000 101.58 715
608
Trust Fibra Uno 10/01/19 267,000 96.20 257
277
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 1,500,000 91.83 1,377
832
UBS Group AG 07/07/20 241,000 113.72 274
276
UBS-Barclays Commercial Mortgage Trust 02/14/20 220,000 97.14 211
107
Ukraine Government International Bond 04/23/15 195,000 36.84 72
168
Ukreximbank Via Biz Finance PLC 03/12/15 2,527,917 81.17 2,052
2,453
Ukreximbank Via Biz Finance PLC 04/13/15 617,000 71.43 441
634
UniCredit SpA 05/08/20 239,000 105.98 253
274
UniCredit SpA 06/10/20 289,000 104.27 301
306
Univision Communications, Inc. 06/04/20 353,000 100.00 353
357
Upjohn, Inc. 07/07/20 265,000 104.64 277
273
US Foods, Inc. 06/25/20 273,000 98.37 269
272
Vector Group, Ltd. 09/03/19 272,000 98.91 269
271
Venture XX CLO, Ltd. 11/27/18 250,000 99.51 249
240
Veritas US, Inc. / Veritas Bermuda, Ltd. 11/10/17 2,452,000 98.40 2,413
2,274
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 700,000 100.00 700
710
Verizon Communications, Inc. 08/19/19 223,000 100.60 224
221
Vermilion Energy, Inc. 07/22/19 635,000 97.70 620
521
Verus Securitization Trust 11/02/18 1,000,000 99.99 1,000
1,005
Verus Securitization Trust 02/22/19 591,291 99.99 591
595

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 357
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Verus Securitization Trust 07/15/19 813,605 100.13 815
830
ViaSat , Inc. 03/26/20 700,000 95.23 667
704
ViaSat , Inc. 06/17/20 300,000 100.00 300
310
Virgin Media Secured Finance PLC 06/25/19 400,000 101.71 407
427
Warrior Met Coal, Inc. 12/10/19 853,000 102.07 871
849
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 84.63 330
288
Wells Fargo Commercial Mortgage Trust 03/26/19 230,000 83.49 192
163
Wells Fargo Commercial Mortgage Trust 07/29/19 510,000 102.09 521
507
Wells Fargo Commercial Mortgage Trust 11/08/19 710,000 83.65 594
568
Wells Fargo Commercial Mortgage Trust 10/19/20 1,902,437 94.26 1,793
1,789
Wells Fargo Mortgage Backed Securities Trust 02/14/20 74,839 100.85 75
76
Wells Fargo Mortgage Backed Securities Trust 08/10/20 556,831 103.28 575
568
Wells Fargo Mortgage-Backed Securities Trust 09/17/20 463,342 103.02 477
477
Wells Fargo Re-REMIC Trust 10/16/19 210,000 88.93 187
184
Wendy's Funding LLC 03/26/19 486,250 98.92 481
514
WESCO Distribution, Inc. 05/29/20 212,000 100.00 212
228
WESCO Distribution, Inc. 05/29/20 219,000 99.27 217
240
West Street Merger Sub, Inc. 03/12/18 296,000 99.11 293
300
WFRBS Commercial Mortgage Trust 05/14/19 1,270,000 84.44 1,059
966
WFRBS Commercial Mortgage Trust 08/01/19 530,000 100.50 533
392
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.23 742
686
Windstream Escrow LLC 10/09/20 96,000 100.00 96
93
Woolworths Group, Ltd. 09/25/18 217,000 100.32 218
220
Wynn Macau, Ltd. 12/10/19 418,000 100.00 418
387
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/07/20 461,000 100.61 464
485
XPO Logistics, Inc. 04/23/20 772,000 101.05 780
820
Yum! Brands, Inc. 08/17/20 253,000 110.79 280
278
ZF NA Capital, Inc. 05/04/20 431,000 93.83 404
446
217,149
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 509 AUD 76,103 12/20
573
Euro- Bobl Futures 10 EUR 1,359 12/20
9
Euro-Bund Futures 8 EUR 1,409 12/20
19
Euro-Schatz Futures 12 EUR 1,350 12/20
3
Long Gilt Futures 6 GBP 814 12/20
(5)
United States 2 Year Treasury Note Futures 29 USD 6,404 12/20
(1)
United States 5 Year Treasury Note Futures 84 USD 10,550 12/20
(22)
United States 10 Year Treasury Note Futures 684 USD 94,542 12/20
(629)
United States 10 Year Ultra Treasury Note Futures 52 USD 8,179 12/20
(100)
United States Treasury Long Bond Futures 43 USD 7,416 12/20
(172)
United States Treasury Ultra Bond Futures 31 USD 6,665 12/20
(196)
Short Positions
Canadian 10 Year Government Bond Futures 82 CAD 12,385 12/20
53
Euro-Bund Futures 238 EUR 41,924 12/20
(567)
Long Gilt Futures 98 GBP 13,297 12/20
17
United States 2 Year Treasury Note Futures 127 USD 28,047 12/20
3
United States 5 Year Treasury Note Futures 48 USD 6,029 12/20
16
United States 10 Year Treasury Note Futures 75 USD 10,367 12/20
87

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
358 Opportunistic Credit Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States 10 Year Ultra Treasury Note Futures 54 USD 8,493 12/20
143
United States Treasury Long Bond Futures 52 USD 8,968 12/20
254
United States Treasury Ultra Bond Futures 1 USD 215 12/20
1
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(514)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 92 AUD 126 11/24/20 (4)
Bank of America USD 228 AUD 326 11/24/20 1
Bank of America USD 8 CHF 7 11/24/20 —
Bank of America USD 175 EUR 150 11/04/20 (1)
Bank of America USD 48 EUR 41 11/24/20 (1)
Bank of America USD 2,441 MXN 54,779 11/24/20 136
Bank of America USD 144 NOK 1,383 11/24/20 1
Bank of America USD 195 NOK 1,720 11/24/20 (15)
Bank of America USD 5,782 NOK 54,523 11/24/20 (71)
Bank of America USD 51 PLN 204 11/24/20 —
Bank of America USD 5,574 RUB 411,041 11/24/20 (413)
Bank of America USD 6,070 SEK 54,409 11/24/20 46
Bank of America USD 6,149 SGD 8,355 11/24/20 (32)
Bank of America USD 56 TRY 446 11/24/20 (3)
Bank of America USD 308 TRY 2,583 11/24/20 (3)
Bank of America USD 341 TRY 2,588 11/24/20 (36)
Bank of America USD 5,465 TRY 42,149 11/24/20 (490)
Bank of America USD 2,580 ZAR 43,296 11/24/20 74
Bank of America USD 3,366 ZAR 59,021 11/24/20 252
Bank of America AUD 40 USD 29 11/24/20 —
Bank of America AUD 12,451 USD 9,010 11/24/20 257
Bank of America CHF 7 USD 7 11/24/20 —
Bank of America CHF 17 USD 19 11/24/20 —
Bank of America EUR 150 USD 175 11/24/20 1
Bank of America EUR 1,400 USD 1,656 12/16/20 23
Bank of America MXN 111 USD 5 11/24/20 —
Bank of America MXN 242 USD 11 11/24/20 (1)
Bank of America MXN 4,182 USD 195 11/24/20 (2)
Bank of America NOK 81,181 USD 9,178 11/24/20 675
Bank of America PEN 12,254 USD 3,426 11/24/20 37
Bank of America PLN 198 USD 51 11/24/20 1
Bank of America PLN 9,318 USD 2,527 11/24/20 173
Bank of America SEK 54,409 USD 6,291 11/24/20 175
Bank of America SGD 8,355 USD 6,121 11/24/20 5
Bank of America ZAR 1,122 USD 66 11/24/20 (3)
Bank of America ZAR 7,041 USD 428 11/24/20 (4)
Bank of New York EUR 19 USD 23 12/16/20 —
Bank of New York GBP 4 USD 5 12/16/20 —
Citigroup USD 55 CHF 50 11/24/20 —
Citigroup USD 167 CHF 151 11/24/20 (3)
Citigroup USD 491 CHF 450 11/24/20 —
Citigroup USD 2,109 EUR 1,796 11/24/20 (17)
Citigroup USD 11,814 EUR 9,882 11/24/20 (299)
Citigroup USD 3,268 GBP 2,535 11/24/20 16

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 359
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 3,799 GBP 2,870 11/24/20 (81)
Citigroup USD 9,676 GBP 7,255 11/24/20 (275)
Citigroup USD 53 NZD 79 11/24/20 (1)
Citigroup USD 6,176 NZD 9,370 11/24/20 20
Citigroup CHF 13,902 USD 15,438 11/24/20 267
Citigroup EUR 1,970 USD 2,349 11/24/20 53
Citigroup EUR 2,078 USD 2,424 11/24/20 2
Citigroup GBP 4,434 USD 5,694 11/24/20 (50)
Citigroup KRW 7,150,889 USD 6,047 11/24/20 (241)
Citigroup NZD 158 USD 104 11/24/20 —
Citigroup NZD 331 USD 218 11/24/20 —
Citigroup PHP 174,635 USD 3,578 11/24/20 (19)
Citigroup TRY 20,000 USD 2,562 12/16/20 227
Citigroup TWD 72,166 USD 2,479 11/24/20 (61)
JPMorgan Chase USD 7 CHF 6 11/24/20 —
JPMorgan Chase USD 7 CHF 6 11/24/20 —
JPMorgan Chase USD 11,222 NOK 105,000 12/16/20 (225)
JPMorgan Chase CAD 8,000 USD 6,062 12/16/20 56
JPMorgan Chase CHF 244 USD 269 11/24/20 3
JPMorgan Chase EUR 450 USD 533 11/24/20 8
JPMorgan Chase EUR 16,632 USD 19,675 11/24/20 296
JPMorgan Chase GBP 10,042 USD 13,018 11/24/20 7
JPMorgan Chase SEK 52,000 USD 5,883 12/16/20 36
Royal Bank of Canada USD 15,409 CAD 20,304 11/24/20 (168)
Royal Bank of Canada CAD 320 USD 239 11/24/20 (1)
Royal Bank of Canada CAD 412 USD 314 11/24/20 5
Royal Bank of Canada CAD 8,261 USD 6,162 11/24/20 (39)
Royal Bank of Canada EUR 30 USD 36 12/16/20 1
Royal Bank of Canada TRY 20,000 USD 2,556 12/16/20 222
State Street USD 16 BRL 91 11/24/20 —
State Street USD 247 BRL 1,350 11/24/20 (12)
State Street USD 3,388 BRL 18,447 11/24/20 (176)
State Street USD 62 CLP 48,482 11/24/20 1
State Street USD 81 CLP 62,247 11/24/20 —
State Street USD 120 COP 452,433 11/24/20 (3)
State Street USD 3,480 COP 13,257,761 11/24/20 (58)
State Street USD 124 CZK 2,912 11/24/20 —
State Street USD 33 GBP 25 12/16/20 (1)
State Street USD 4 HKD 35 11/24/20 —
State Street USD 31 HKD 243 11/24/20 —
State Street USD 91 HKD 709 11/24/20 —
State Street USD 2,425 IDR 36,283,186 11/24/20 26
State Street USD 2,480 INR 186,839 11/24/20 22
State Street USD 2,224 JPY 232,802 11/24/20 —
State Street USD 6,250 JPY 657,422 11/24/20 31
State Street USD 60 KRW 70,587 11/24/20 2
State Street USD 230 KRW 268,856 11/24/20 6
State Street USD 297 KRW 336,330 11/24/20 (1)
State Street USD 19 PEN 68 11/24/20 —
State Street USD 85 PEN 307 11/24/20 —
State Street USD 40 PHP 1,925 11/24/20 —
State Street USD 54 PHP 2,634 11/24/20 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
360 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 94 PHP 4,551 11/24/20 —
State Street USD 52 RUB 4,169 11/24/20 —
State Street USD 237 RUB 17,777 11/24/20 (14)
State Street USD 391 RUB 28,934 11/24/20 (28)
State Street USD 70 TWD 1,992 11/24/20 —
State Street USD 82 TWD 2,362 11/24/20 1
State Street BRL 462 USD 82 11/24/20 1
State Street CLP 50,437 USD 65 11/24/20 —
State Street CLP 1,911,014 USD 2,398 11/24/20 (73)
State Street COP 299,893 USD 77 11/24/20 —
State Street COP 315,139 USD 82 11/24/20 —
State Street CZK 3,247 USD 140 11/24/20 1
State Street CZK 55,908 USD 2,554 11/24/20 164
State Street CZK 78,600 USD 3,579 11/24/20 220
State Street EUR 220 USD 262 12/16/20 5
State Street EUR 20,300 USD 23,947 12/16/20 281
State Street GBP 1,242 USD 1,609 11/16/20 —
State Street GBP 2,755 USD 3,582 12/16/20 12
State Street HKD 27,638 USD 3,566 11/24/20 1
State Street IDR 36,283,186 USD 2,474 11/24/20 24
State Street INR 1,325 USD 18 11/24/20 —
State Street INR 1,594 USD 22 11/24/20 —
State Street INR 6,449 USD 87 11/24/20 —
State Street JPY 421,144 USD 3,999 11/24/20 (25)
State Street JPY 648,707 USD 6,141 11/24/20 (56)
State Street KRW 105,445 USD 89 11/24/20 (4)
State Street PEN 246 USD 70 11/24/20 2
State Street PEN 283 USD 79 11/24/20 1
State Street PHP 807 USD 17 11/24/20 —
State Street RUB 12,014 USD 152 11/24/20 1
State Street TWD 86 USD 3 11/24/20 —
State Street TWD 930 USD 32 11/24/20 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
867
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Bank of America
Sell
USD 7,900 1.000%
(2)
12/20/25
(521) 85 (436)
CDX NA High Yield Index Goldman Sachs
Purchase
USD 11,600 (5.000%)
(2)
12/20/25
(621) 148 (473)
CDX NA High Yield Index Morgan Stanley
Sell
USD 14,000 5.000%
(2)
12/20/25
843 (273) 570
CDX NA Investment Grade
Index Morgan Stanley
Sell
USD 3,900 1.000%
(2)
12/20/25
92 (20) 72
Markit iTraxx Europe Morgan Stanley
Sell
EUR — 5.000%
(2)
06/20/25
(9) 9 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 361
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Markit iTraxx Europe Morgan Stanley
Sell
EUR 3,700 5.000%
(2)
12/20/25
348 (62) 286
Total Open Credit Indices Contracts (å) 132 (113) 19
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 27,815 $ 104
$ —
$ 27,919 4.9
Corporate Bonds and Notes — 174,533 —
—
174,533 30.8
International Debt — 15 9 , 282 —
—
15 9 , 282 28. 1
Loan Agreements — 1,279 39
—
1,318 0.3
Mortgage-Backed Securities — 68,716 —
—
68,716 12.1
Non-US Bonds — 6 2,510 —
—
6 2 , 510 11. 1
Common Stocks
Consumer Discretionary 12 — —
—
12 — *
Financial Services — — —
—
— — *
Materials and Processing — — 3,265
—
3,265 0.6
Producer Durables — — 1,504
—
1,504 0.3
Technology — 45 —
—
45 — *
Utilities — 187 —
—
187 — *
Preferred Stocks — — 2,774
—
2,774 0.5
Warrants and Rights — — —
—
— — *
Short-Term Investments — 9,588 7
33,491
43,086 7.6
Total Investments 12 503,955 7,693 33,491 545,151 96.3
Other Assets and Liabilities, Net 3.7
100.0

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
362 Opportunistic Credit Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 1,178 — — — 1,178 0.2
Foreign Currency Exchange Contracts — 3,878 — — 3,878 0.7
Credit Default Swap Contracts — 928 — — 928 0.2
A
Liabilities
Futures Contracts (1,692) — — — (1,692) (0.3)
Foreign Currency Exchange Contracts (1) (3,010) — — (3,011) (0.5)
Credit Default Swap Contracts — (909) — — (909) (0.2)
Total Other Financial Instruments
**
$ (515) $ 887 $ — $ — $ 372
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input(s) Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* $ 104
Loan Agreements Other* 39
Common Stock
Materials and Processing Discounted cash flow*** Discount rate** 14.9% 3,265
Market approach*** EBITDA multiple**** 9.5x
Discount to guideline
comparables 11.2%
Producer Durables Discounted cash flow*** Discount rate** 11.2% 1,350
Market approach*** EBITDA multiple**** 7.5x
Discount to guideline
comparables 17.6%
Other* 154

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 363
Preferred Stock
Producer Durables Market approach EBITDA multiple**** 9.6x 2,774
Discount to guideline
comparables 25.4%
Short-Term Investments Other* 7
Total Investment $ 7,693
* Level 3 investments with a listed Valuation Technique of "Other" for the period ended October 31, 2020 were less than 1% of net assets.
** The discount rates were determined by calculating the weighted average cost of capital for the companies.
*** A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended October 31, 2020 were as follows:
Category and Subcategory
Beginning
Balance
11/1/2019
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain (Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
10/31/2020
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
10/31/2020
Long-Term Fixed Income
Investments
Asset-Backed Securities $ 1,228 $ — $ 883 $ (18) $ (61) $ — $ — $ (162) $ 104 $ (162)
Loan Agreements 242 — 168 — — — — (35) 39 (35)
Mortgage-Backed Securities 251 — — — — — 251 — — —
Common Stocks
Materials and Processing 3,332 — — — — — — (67) 3,265 (67)
Producer Durables 1,682 — — — — — — (178) 1,504 (178)
Preferred Stocks
2,554 — — — — — — 220 2,774 220
Short-Term Investments
20 — 5 — — — — (8) 7 (8)
Total Investments
$ 9,309 $ — $ 1,056 $ (18) $ (61) $ — $ 251 $ (230) $ 7,693 $ (230)
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
2,947
Australia .................................................................................
491
Austria ....................................................................................
1,461
Azerbaijan ..............................................................................
813
Bahrain ...................................................................................
2,467
Belarus ....................................................................................
677
Belgium ..................................................................................
375
Bermuda .................................................................................
780
Brazil ......................................................................................
4,030
Canada ....................................................................................
11,576
Cayman Islands .......................................................................
10,460
Chile .......................................................................................
3,099
China ......................................................................................
386

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
364 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
Colombia .................................................................................
3,878
Costa Rica ...............................................................................
2,356
Czech Republic .......................................................................
461
Denmark .................................................................................
3,926
Dominican Republic ...............................................................
3,284
Ecuador ..................................................................................
1,202
Egypt ......................................................................................
4,312
El Salvador .............................................................................
1,626
Ethiopia ..................................................................................
1,005
Finland ...................................................................................
955
France .....................................................................................
8,771
Gabon .....................................................................................
476
Georgia ...................................................................................
572
Germany .................................................................................
10,739
Ghana .....................................................................................
1,011
Guernsey .................................................................................
274
Honduras ................................................................................
550
Hong Kong ..............................................................................
435
India .......................................................................................
1,643
Indonesia ................................................................................
5,340
Iraq .........................................................................................
806
Ireland ....................................................................................
4,252
Israel .......................................................................................
565
Italy ........................................................................................
7,279
Japan ......................................................................................
279
Jersey ......................................................................................
5,216
Jordan .....................................................................................
1,238
Kazakhstan .............................................................................
454
Kenya ......................................................................................
1,262
Lebanon ..................................................................................
362
Liberia ....................................................................................
967
Luxembourg ............................................................................
8,636
Macao .....................................................................................
57
Malaysia ..................................................................................
791
Marshall Islands .....................................................................
466
Mexico ....................................................................................
13,626
Mongolia .................................................................................
366
Morocco ..................................................................................
914
Mozambique ............................................................................
1,061
Netherlands ............................................................................
11,670
Nigeria ....................................................................................
1,491
Norway ....................................................................................
585
Oman ......................................................................................
1,898
Pakistan ..................................................................................
2,646
Panama ...................................................................................
1,816
Paraguay .................................................................................
712
Peru ........................................................................................
1,150
Philippines ..............................................................................
992
Puerto Rico .............................................................................
280
Qatar .......................................................................................
399
Russia .....................................................................................
1,194

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 365
Amounts in thousands
Country Exposure
Fair Value
$
Saudi Arabia ...........................................................................
4,516
Senegal ...................................................................................
244
South Africa ............................................................................
5,170
Spain .......................................................................................
1,387
Sri Lanka ................................................................................
1,169
Sweden ....................................................................................
4,804
Switzerland .............................................................................
314
Trinidad and Tobago ...............................................................
859
Tunisia ....................................................................................
546
Turkey .....................................................................................
5,637
Ukraine ...................................................................................
168
United Arab Emirates .............................................................
1,315
United Kingdom ......................................................................
22,920
United States ...........................................................................
326,885
Venezuela, Bolivarian Republic of ..........................................
541
Virgin Islands, British .............................................................
2,868
Total Investments .................................................................... 545,151

See accompanying notes which are an integral part of the financial statements.
366 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — October 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 3,878 $ —
Variation margin on futures contracts* — — 1,178
Credit default swap contracts, at fair value 928 — —
Total
$ 928 $ 3,878 $ 1,178
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 1,692
Unrealized depreciation on foreign currency exchange contracts — 3,011 —
Credit default swap contracts, at fair value 909 — —
Total
$ 909 $ 3,011 $ 1,692
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ 4,967
Credit default swap contracts 971 — —
Foreign currency exchange contracts — (4,701) —
Total
$ 971 $ (4,701) $ 4,967
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (1,026)
Credit default swap contracts (202) — —
Foreign currency exchange contracts — 2,492 —
Total
$ (202) $ 2,492 $ (1,026)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 367
Amounts in thousands
T
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 3,878 $ — $ 3,878
Credit Default Swap Contracts Credit default swap contracts, at fair value 928 — 928
Total Financial and Derivative Assets
4,806 — 4,806
Financial and Derivative Assets not subject to a netting agreement
(928) — (928)
Total Financial and Derivative Assets subject to a netting agreement
$ 3,878 $ — $ 3,878
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,856 $ 1,078 $ — $ 778
Citigroup
586 359 — 227
JPMorgan Chase
406 93 280 33
Royal Bank of Canada
228 5 — 223
State Street
802 452 — 350
Total
$ 3,878 $ 1,987 $ 280 $ 1,611

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
368 Opportunistic Credit Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 3,011 $ — $ 3,011
Credit Default Swap Contracts Credit default swap contracts, at fair value 909 — 909
Total Financial and Derivative Liabilities
3,920 — 3,920
Financial and Derivative Liabilities not subject to a netting agreement
(909) — (909)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 3,011 $ — $ 3,011
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,078 $ 1,078 $ — $ —
Citigroup 1,048 359 — 689
JPMorgan Chase 22 6 93 — 13 3
Royal Bank of Canada 207 5 — 202
State Street 452 452 — —
Total
$ 3,011 $ 1,987 $ — $ 1,02 4
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 369
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 581,020
Investments, at fair value(>) ...........................................................................................................................................................
545,151
Cash ............................................................................................................................................................................................... 3,963
Foreign currency holdings(^) ......................................................................................................................................................... 310
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 3,878
Receivables:
Dividends and interest ....................................................................................................................................................... 6,771
Dividends from affiliated funds .......................................................................................................................................... 4
Fund shares sold ................................................................................................................................................................ 475
Foreign capital gains taxes recoverable ............................................................................................................................. 11
From broker(a)(b)(c) ........................................................................................................................................................... 11,516
Investments matured(<) ..................................................................................................................................................... 761
Variation margin on futures contracts ................................................................................................................................. 379
Credit default swap contracts, at fair value(+) ................................................................................................................................ 928
Total assets .................................................................................................................................................
574,147
Liabilities
Payables:
Due to broker (d) ................................................................................................................................................................ 280
Investments purchased ...................................................................................................................................................... 1,250
Fund shares redeemed ....................................................................................................................................................... 785
Accrued fees to affiliates .................................................................................................................................................... 376
Other accrued expenses ..................................................................................................................................................... 259
Variation margin on futures contracts ................................................................................................................................. 888
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 3,011
Credit default swap contracts, at fair value(+) ................................................................................................................................ 909
Total liabilities .............................................................................................................................................
7,758
Net Assets ............................................................................................................................................................
$ 566,389

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
370 Opportunistic Credit Fund
3
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (92,502)
Shares of beneficial interest ...........................................................................................................................................................
630
Additional paid-in capital ..............................................................................................................................................................
658,261
Net Assets ............................................................................................................................................................
$ 566,389
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 8.95
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 9.30
Class A — Net assets ............................................................................................................................................................. $ 2,771,839
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 309,531
Net asset value per share: Class C(#) .............................................................................................................................................
$ 8.89
Class C — Net assets ............................................................................................................................................................. $ 2,912,152
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 327,664
Net asset value per share: Class M(#) ............................................................................................................................................
$ 8.99
Class M — Net assets ............................................................................................................................................................ $ 58,358,624
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 6,492,056
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 9.00
Class S — Net assets ............................................................................................................................................................. $ 491,951,403
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 54,685,222
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 8.99
Class Y — Net assets ............................................................................................................................................................. $ 10,394,672
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,156,507
Amounts in thousands
(^)     Foreign currency holdings - cost $ 311
(+)     Credit default swap contracts - premiums paid (received) $ 132
(<)     Investments matured - cost $ 6,816
(>)     Investments in affiliates, U.S. Cash Management Fund $ 33,491
(a)     Receivable from Broker for Futures $ 7,011
(b)     Receivable from Broker for Swaps $ 4,295
(c)     Receivable from Broker for Forwards $ 210
(d)     Due to Broker for Swaps $ 280
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 371
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 385
Interest .............................................................................................................................................................................. 31,36 6
Total investment income ...............................................................................................................................................................
31,751
Expenses
Advisory fees .................................................................................................................................................................... 6,108
Administrative fees ........................................................................................................................................................... 297
Custodian fees ................................................................................................................................................................... 217
Distribution fees - Class A ................................................................................................................................................ 8
Distribution fees - Class C ................................................................................................................................................ 24
Transfer agent fees - Class A ............................................................................................................................................ 7
Transfer agent fees - Class C ............................................................................................................................................. 6
Transfer agent fees - Class E (1) ....................................................................................................................................... —*
Transfer agent fees - Class M ............................................................................................................................................ 118
Transfer agent fees - Class S ............................................................................................................................................. 1,062
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 224
Registration fees ............................................................................................................................................................... 116
Shareholder servicing fees - Class C ................................................................................................................................. 8
Shareholder servicing fees - Class E (1) ............................................................................................................................ —*
Trustees’ fees .................................................................................................................................................................... 30
Printing fees ...................................................................................................................................................................... 99
Miscellaneous ................................................................................................................................................................... 25
Expenses before reductions .............................................................................................................................................. 8,350
Expense reductions ........................................................................................................................................................... (2,822)
Net expenses .................................................................................................................................................................................
5,528
Net investment income (loss) ........................................................................................................................................................
26,223
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (17,841)
Investments in affiliated funds .......................................................................................................................................... (10)
Futures contracts .............................................................................................................................................................. 4,967
Foreign currency exchange contracts ................................................................................................................................ (4,701)
Credit default swap contracts ............................................................................................................................................ 971
Foreign currency-related transactions ............................................................................................................................... (564)
Net realized gain (loss) ..................................................................................................................................................................
(17,178)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (15,204)
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (1,026)
Foreign currency exchange contracts ................................................................................................................................ 2,492
Credit default swap contracts ............................................................................................................................................ (202)
Investment matured .......................................................................................................................................................... (2,077)
Foreign currency-related transactions ............................................................................................................................... 96
Net change in unrealized appreciation (depreciation) ................................................................................................................... (15,923)
Net realized and unrealized gain (loss) ......................................................................................................................................... (33,101)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (6,878)
*      Less than $500.
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
372 Opportunistic Credit Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 26,223 $ 32,684
Net realized gain (loss) ...................................................................................................................... (17,178) 3,634
Net change in unrealized appreciation (depreciation) ....................................................................... (15,923) 7,347
Net increase (decrease) in net assets from operations ............................................................................. (6,878) 43,665
Distributions
To shareholders
Class A .......................................................................................................................................... (172) (264)
Class C .......................................................................................................................................... (147) (186)
Class E (1) ..................................................................................................................................... (4) (14)
Class M ......................................................................................................................................... (3,214) (1,633)
Class S ........................................................................................................................................... (29,219) (22,889)
Class Y .......................................................................................................................................... (960) (7,306)
Net decrease in net assets from distributions .......................................................................................... (33,716) (32,292)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (100,647) 51,840
Total Net Increase (Decrease) in Net Assets ..........................................................................
(141,241) 63,213
Net Assets
Beginning of period .................................................................................................................................
707,630 644,417
End of period ..........................................................................................................................................
$ 566,389 $ 707,630

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 373
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 63 $ 579 42 $ 396
Proceeds from reinvestment of distributions 19 172 28 258
Payments for shares redeemed (271) (2,493) (157) (1,465)
Net increase (decrease)
(189) (1,742) (87) (811)
Class C
Proceeds from shares sold 52 472 20 184
Proceeds from reinvestment of distributions 16 147 20 186
Payments for shares redeemed (135) (1,207) (122) (1,126)
Net increase (decrease)
(67) (588) (82) (756)
Class E (1)
Proceeds from shares sold — ** — *** 1 5
Proceeds from reinvestment of distributions — ** 4 1 12
Payments for shares redeemed (15) (141) (21) (198)
Net increase (decrease)
(15) (137) (19) (181)
Class M
Proceeds from shares sold 3,821 35,491 3,005 28,397
Proceeds from reinvestment of distributions 350 3,214 174 1,633
Payments for shares redeemed (2,328) (21,016) (1,219) (11,464)
Net increase (decrease)
1,843 17,689 1,960 18,566
Class S
Proceeds from shares sold 18,492 171,134 26,031 247,293
Proceeds from reinvestment of distributions 3,167 29,189 2,446 22,793
Payments for shares redeemed (22,560) (203,349) (22,796) (213,713)
Net increase (decrease)
(901) (3,026) 5,681 56,373
Class Y
Proceeds from shares sold 500 4,352 703 6,641
Proceeds from reinvestment of distributions 103 960 785 7,306
Payments for shares redeemed (12,484) (118,155) (3,780) (35,298)
Net increase (decrease)
(11,881) (112,843) (2,292) (21,351)
Total increase (decrease)
(11,210) $ (100,647) 5,161 $ 51,840
**      Less than 500 shares.
***    Less than $500.
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
374 Opportunistic Credit Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class A
October 31, 2020 9.50 .36 (.44) (.08) (.47) (.47)
October 31, 2019 9.30 .5 0 .1 9 .69 (.49) (.49)
October 31, 2018 10.03 .44 (.63) (.19) (.54) (.54)
October 31, 2017 9.69 .48 .21 .69 (.35) (.35)
October 31, 2016 9.11 .46 .42 .88 (.30) (.30)
Class C
October 31, 2020 9.43 .29 (.43) (.14) (.40) (.40)
October 31, 2019 9.24 .4 3 .1 8 .61 (.42) (.42)
October 31, 2018 9.97 .37 (.63) (.26) (.47) (.47)
October 31, 2017 9.64 .40 .22 .62 (.29) (.29)
October 31, 2016 9.06 .39 .42 .81 (.23) (.23)
Class M
October 31, 2020 9.54 .39 (.44) (.05) (.50) (.50)
October 31, 2019 9.33 .5 0 . 23 .7 3 (.52) (.52)
October 31, 2018 10.07 .47 (.65) (.18) (.56) (.56)
October 31, 2017(5) 9.60 .31 .28 .59 (.12) (.12)
Class S
October 31, 2020 9.54 .39 (.44) (.05) (.49) (.49)
October 31, 2019 9.34 .5 3 .1 8 .71 (.51) (.51)
October 31, 2018 10.07 .47 (.64) (.17) (.56) (.56)
October 31, 2017 9.72 .50 .22 .72 (.37) (.37)
October 31, 2016 9.14 .49 .41 .90 (.32) (.32)
Class Y
October 31, 2020 9.54 .38 (.43) (.05) (.50) (.50)
October 31, 2019 9.33 .5 3 .20 .73 (.52) (.52)
October 31, 2018 10.07 .48 (.65) (.17) (.57) (.57)
October 31, 2017 9.72 .51 .22 .73 (.38) (.38)
October 31, 2016 9.14 .49 .42 .91 (.33) (.33)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 375
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
8.95 (.90) 2,772 1.61 1.16 4.0 3 63
9.50 7.65 4,734 1.63 1.19 5. 33 65
9.30 (2.01) 5,442 1.62 1.17 4.57 82
10.03 7.32 5,799 1.57 1.13 4.89 81
9.69 9.81 5,501 1.58 1.14 5.02 68
8.89 (1.54) 2,912 2.36 1.91 3.29 63
9.43 6.79 3,722 2.38 1.94 4. 59 65
9.24 (2.73) 4,401 2.37 1.92 3.81 82
9.97 6.56 6,094 2.32 1.88 4.14 81
9.64 9.03 8,192 2.33 1.89 4.27 68
8.99 (.58) 58,359 1.37 .86 4.36 63
9.54 8.06 44,339 1.38 .89 5. 36 65
9.33 (1.82) 25,104 1.36 .87 4.83 82
10.07 6.20 33,399 1.33 .83 5.05 81
9.00 (.52) 491,951 1.37 .91 4.30 63
9.54 7.89 530,369 1.38 .94 5. 60 65
9.34 (1.76) 466,060 1.37 .92 4.79 82
10.07 7.64 643,262 1.32 .88 5.13 81
9.72 10.05 1,351,075 1.33 .89 5.23 68
8.99 (.56) 10,395 1.16 .83 4.16 63
9.54 8.09 124,322 1.18 .86 5. 67 65
9.33 (1.89) 143,090 1.17 .84 4.88 82
10.07 7.72 421,474 1.13 .80 5.22 81
9.72 10.13 632,069 1.14 .81 5.34 68

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
376 Opportunistic Credit Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 310,301
Administration fees 23,820
Distribution fees 2,476
Shareholder servicing fees 628
Transfer agent fees 35,844
Trustee fees 2,874
$ 375,943
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 102,864 $ 463,550 $ 532,911 $ (10) $ (2) $ 33,491 $ 385 $ —
$ 102,864 $ 463,550 $ 532,911 $ (10) $ (2) $ 33,491 $ 385 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 591 , 537 , 259 $ 23 , 440 , 29 6 $ (68 , 322 , 625 ) $ (44 , 882 , 329 ) $ 3,918,333 $ (51,663,483)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 33,715,662 $ — $ — $ 32,292,620 $ — $ —
Total distributable earnings (losses)
$ 1
Additional paid-in capital
(1)

Russell Investment Company
Unconstrained Total Return Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
378 Unconstrained Total Return Fund
I
Unconstrained Total Return Fund
-
Class A
‡
Total
Return
1 Year (6 .79)%
Inception* 0 .23%§
Unconstrained Total Return Fund
-
Class C
Total
Return
1 Year (3 .92)%
Inception* 0 .40%§
Unconstrained Total Return Fund
-
Class M
‡‡
Total
Return
1 Year (2 .88)%
Inception* 1 .49%§
Unconstrained Total Return Fund
-
Class S
Total
Return
1 Year (2 .96)%
Inception* 1 .40%§
Unconstrained Total Return Fund
-
Class Y
Total
Return
1 Year (2 .80)%
Inception* 1 .60%§
ICE BofA 3-Month U.S. Treasury Bill Index **
Total
Return
1 Year 0 .92%
Inception* 1 .40%§

Russell Investment Company
Unconstrained Total Return Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Unconstrained Total Return Fund 379
The Unconstrained Total Return Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission (“SEC”) permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2020, the Fund had four money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class C, Class M, Class S and Class Y Shares lost 3.15%, 3.92%,
2.88%, 2.96% and 2.80%, respectively. This is compared to
the Fund’s benchmark, the ICE BofA US 3-Month Treasury Bill
Index, which gained 0.92% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
Nontraditional Bond Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 1.22%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index. However, the Fund’s primary index remains the
benchmark for the Fund.
How did market conditions affect the Fund’s performance?
During the period, government bonds posted positive returns. This was a result of weakening global economic data as COVID-19
shutdowns caused unprecedented declines. Central banks
globally cut rates where possible and implemented significant buying programs which also helped government bonds. Corporate bonds saw a meaningful drawdown as the pandemic spread across the globe in the first quarter of 2020. However, the market saw strong recovery in spreads as corporate bonds benefitted from the significant and in some cases direct support from fiscal and monetary policies. Corporate spreads ended the period higher than they were at the beginning of the period, meaning the
prevailing strong returns came as a result of falling yields.
Securitized debt fared much worse than corporate bonds as
the holdings in these sectors, such as commercial mortgages
and hospitality properties, were and remain more significantly impacted by the COVID-19 lockdowns.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund performed below expectations during a period that was more beneficial to traditional fixed income portfolios. RIM has designed the Fund to have low sensitivity to interest rates, and thus the Fund did not have as strong of a return in comparison to traditional fixed income portfolios as interest rates fell. The sectors of the portfolio that had higher sensitivity to the falling interest rate environment provided the best returns, whereas the sectors of the portfolio tied to commercial mortgages had the weakest performance.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, the Fund was most negatively impacted by Putnam Investment Management, LLC’s
(“Putnam”) performance over the period. Putnam’s strategy takes advantage of mortgage opportunities and commercial property
mortgage derivatives performed poorly throughout the COVID
crisis. THL Credit Advisors, LLC managed the leveraged loan
portion of the Fund, which lagged the benchmark. Leveraged
loans are lower credit quality loans and therefore pay higher interest rates to lenders. However, the yield earned on these bonds was offset by price losses as the sector experienced outflows given market concerns around lower rated corporate bonds during the pandemic. Hermes Investment Management Limited’s strategy
concentrates on shorter dated maturities in high yield bonds.
These bonds benefited from having more interest rate sensitivity relative to other parts of the portfolio. But the strategy also underperformed given the difficult environment for corporate bonds. H2O Asset Management LLP manages an options-based
strategy that benefits from higher volatility and this strategy was positive to Fund performance as volatility rose substantially during the first quarter of 2020.
RIM manages a global real yield positioning strategy and a
currency factor positioning strategy for the Fund. Using futures, the global high real yield strategy took long positions in high quality government bonds whose net-of-inflation yields are
expected to be relatively high and short positions where net-of-
inflation yield is expected to be relatively low. The currency factor strategy utilized currency forward contracts to take long and short positions in global foreign exchange markets. The global real yield strategy added value over the period as the long positions,

Russell Investment Company
Unconstrained Total Return Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
380 Unconstrained Total Return Fund
specifically United States treasuries and Canadian government bonds, outperformed as interest rates fell and tightened compared to the short positions, in particular German bunds and UK gilts.
Among currency factors, trend and carry were both especially negative during the period they were held as the market
whipsawed investors during the COVID crisis. During the period, the currency factor strategy was removed from the Fund.
Throughout the period, RIM also implemented tactical ‘tilts’
based on its judgments regarding shorter-term opportunities
to seek to generate returns and/or mitigate risk by purchasing government bond futures and currency forward contracts. In
terms of the Fund’s tactical positioning, government bond futures bought during the prior period were sold in February after
providing a slight gain. RIM also utilized credit default swaps to tactically increase credit risk as markets sold off which had a small negative impact. Treasury inflation protected securities were added tactically in July and again in August. Long dated
U.S. government bonds were added in October. These positions were slightly positive for the Fund.
Describe any changes to the Fund’s structure or the money
manager line-up.
In November 2019, Post Advisory Group, LLC (“Post”) was
terminated as a money manager in the Fund. After a downgrade in RIM's conviction in the manager, Post was replaced by Hermes
Investment Management Limited in order to bring a wider
opportunity set to the Fund.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
First Eagle Alternative Credit, LLC
(formerly, THL Credit Advisors, LLC) Sector Specialist
H2O Asset Management LLP Sector Specialist
Hermes Investment Management Limited Sector Specialist
Putnam Investment Management, LLC Sector Specialist
* Assumes initial investment on September 22, 2016.
** The ICE BofA 3-Month Treasury Bill Index is an unmanaged index tracking U.S. Treasury Bills maturing in 90 days.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Unconstrained Total Return Fund 381
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,045.70 $ 1,019.51
Expenses Paid During Period* $ 5.76 $ 5.69
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,041.30 $ 1,015.74
Expenses Paid During Period* $ 9.60 $ 9.48
* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,047.90 $ 1,021.27
Expenses Paid During Period* $ 3.96 $ 3.91
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
382 Unconstrained Total Return Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,046.40 $ 1,020.76
Expenses Paid During Period* $ 4.48 $ 4.42
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,048.00 $ 1,021.77
Expenses Paid During Period* $ 3.45 $ 3.40
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 78.2%
Asset-Backed Securities - 1.3%
AIMCO
Series 2018-AA Class ER
6.419% due 01/15/28 (USD 3 Month
LIBOR + 5.200%)(Ê)(Þ) 500 427
CarMax Auto Owner Trust
Series 2019-1 Class C
3.740% due 01/15/25 979 1,016
Series 2020-2 Class D
5.750% due 05/17/27 685 754
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3 Class A2D
0.518% due 03/25/37 (USD 1 Month
LIBOR + 0.350%)(Ê) 226 208
GM Financial Consumer Automobile
Receivables Trust
Series 2020-1 Class C
2.180% due 05/16/25 1,019 1,053
GSAA Home Equity Trust
Series 2005-15 Class 2A2
0.418% due 01/25/36 (USD 1 Month
LIBOR + 0.250%)(Ê) 499 269
Guggenheim CLO LLC
Series 2018-1A Class DR
7.809% due 10/15/31 (USD 3 Month
LIBOR + 6.590%)(Ê)(Þ) 757 637
LCM XVIII, LP
Series 2018-18A Class ER
7.085% due 04/20/31 (USD 3 Month
LIBOR + 5.950%)(Ê)(Þ) 750 607
Magnetite XV CLO, Ltd.
Series 2018-15A Class ER
6.191% due 07/25/31 (USD 3 Month
LIBOR + 5.200%)(Ê)(Þ) 275 237
Marble Point CLO XII, Ltd.
Series 2018-1A Class E
7.176% due 07/16/31 (USD 3 Month
LIBOR + 6.000%)(Ê)(Þ) 700 524
Nationstar HECM Loan Trust
Series 2019-2A Class M4
5.682% due 11/25/29 (~)(Ê)(Š)(Þ) 425 424
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
7.219% due 04/15/29 (USD 3 Month
LIBOR + 6.000%)(Ê)(Þ) 300 195
Steele Creek CLO, Ltd.
Series 2017-1A Class E
7.419% due 10/15/30 (USD 3 Month
LIBOR + 6.200%)(Ê)(Þ) 250 177
Series 2018-1A Class E
6.969% due 04/15/31 (USD 3 Month
LIBOR + 5.750%)(Ê)(Þ) 1,125 791
Towd Point Mortgage Trust
Series 2018-5 Class M1
2.852% due 07/25/58 (~)(Ê)(Þ) 138 138
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-2 Class A2
3.750% due 12/25/58 (~)(Ê)(Þ) 293 317
Trinitas CLO VIII, Ltd.
Series 2018-8A Class E
7.035% due 07/20/31 (USD 3 Month
LIBOR + 5.900%)(Ê)(Þ) 2,000 1,567
Zais CLO 11, Ltd.
Series 2018-11A Class E
7.895% due 01/20/32 (USD 3 Month
LIBOR + 6.760%)(Ê)(Þ) 250 127
9,468
Corporate Bonds and Notes - 13.4%
AES Corp. (The)
5.500% due 04/15/25 300 308
Air Lease Corp.
3.250% due 03/01/25 400 408
Aircastle , Ltd.
4.125% due 05/01/24 1,900 1,876
Ally Financial, Inc.
3.875% due 05/21/24 3,400 3,656
Apache Corp.
4.625% due 11/15/25 930 884
ArcelorMittal SA
3.600% due 07/16/24 250 260
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
5.250% due 04/30/25 (Þ) 600 628
Canpack SA Eastern Land
3.125% due 11/01/25 (Þ) 348 352
Celanese US Holdings LLC
3.500% due 05/08/24 520 559
CenturyLink, Inc.
Series WI
5.625% due 04/01/25 1,300 1,365
CF Industries, Inc.
3.450% due 06/01/23 1,170 1,196
Charter Communications Operating
LLC / Charter Communications
Operating Capital
4.500% due 02/01/24 3,250 3,596
CIT Group, Inc.
4.750% due 02/16/24 4,000 4,299
Cleveland-Cliffs, Inc.
Series WI
5.750% due 03/01/25 210 203
CNH Industrial Capital LLC
1.875% due 01/15/26 2,350 2,358
Colfax Corp.
6.000% due 02/15/24 (Þ) 350 364
Country Garden Holdings Co., Ltd.
5.125% due 01/17/25 650 680
CSC Holdings LLC
5.250% due 06/01/24 1,650 1,761
DCP Midstream Operating, LP
5.375% due 07/15/25 1,700 1,785
Domtar Corp.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
384 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.400% due 04/01/22 263 271
EnLink Midstream Partners, LP
4.400% due 04/01/24 1,700 1,541
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 1,521 1,513
EQT Corp.
6.125% due 02/01/25 437 486
Fresenius US Finance II, Inc.
4.500% due 01/15/23 (Þ) 1,800 1,899
GC EOS Buyer, Inc.
9.250% due 08/01/25 (Þ) 296 293
GE Capital Funding, LLC
3.450% due 05/15/25 (Þ) 720 769
General Motors Co.
6.125% due 10/01/25 200 234
General Motors Financial Co., Inc.
1.694% due 03/26/25 2,350 2,766
Genworth Mortgage Insurance Corp.
Series 2020-1 Class B1
7.897% due 10/25/30 (USD 1 Month
LIBOR + 7.750%)(Ê)(Þ) 150 150
Goodyear Tire & Rubber Co. (The)
5.125% due 11/15/23 200 199
GTL Trade Finance, Inc.
Series REGS
5.893% due 04/29/24 800 880
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 2,800 2,916
HCA, Inc.
5.375% due 02/01/25 5,200 5,757
Hess Corp.
3.500% due 07/15/24 2,000 2,057
Kinder Morgan Energy Partners, LP
4.150% due 02/01/24 600 651
Kraft Heinz Foods Co.
Series WI
3.950% due 07/15/25 2,910 3,150
Lennar Corp.
4.500% due 04/30/24 3,550 3,825
4.750% due 05/30/25 980 1,075
MGM Resorts International
5.750% due 06/15/25 400 416
5.750% due 06/15/25 1,444 1,500
MPLX, LP
1.750% due 03/01/26 400 398
Series WI
4.875% due 12/01/24 500 560
Mylan, Inc.
3.125% due 01/15/23 (Þ) 630 662
Navient Corp.
5.875% due 10/25/24 153 152
6.750% due 06/25/25 847 860
Netflix, Inc.
5.875% due 02/15/25 400 453
3.625% due 06/15/25 (Þ) 300 312
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NRG Energy, Inc.
3.750% due 06/15/24 (Þ) 850 916
NXP BV / NXP Funding LLC / NXP
USA, Inc.
2.700% due 05/01/25 (Þ) 370 394
Occidental Petroleum Corp.
2.900% due 08/15/24 1,400 1,166
5.875% due 09/01/25 85 75
Onemain Finance Corp.
6.875% due 03/15/25 463 509
Plains All American Pipeline, LP /
PAA Finance Corp.
3.600% due 11/01/24 3,100 3,183
Prime Security Services Borrower
LLC / Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 250 262
PulteGroup, Inc.
5.500% due 03/01/26 600 693
Range Resources Corp.
5.000% due 03/15/23 673 653
9.250% due 02/01/26 (Þ) 900 954
Seagate Technology PLC
4.750% due 01/01/25 1,100 1,209
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 2,300 2,510
Severstal OAO Via Steel Capital SA
Series REGS
3.150% due 09/16/24 750 772
Silgan Holdings, Inc.
Series WI
4.750% due 03/15/25 700 714
Southwest Airlines Co.
4.750% due 05/04/23 750 803
Sprint Corp.
Series WI
7.875% due 09/15/23 400 457
Steel Dynamics, Inc.
2.400% due 06/15/25 97 102
Tenet Healthcare Corp.
4.625% due 07/15/24 3,080 3,132
TerraForm Power Operating LLC
4.250% due 01/31/23 (Þ) 1,500 1,526
T-Mobile USA, Inc.
6.000% due 04/15/24 2,000 2,035
3.500% due 04/15/25 (Þ) 2,400 2,629
1.500% due 02/15/26 (Þ) 1,000 1,007
Toll Brothers Finance Corp.
5.625% due 01/15/24 3,100 3,387
Western Midstream Operating, LP
3.100% due 02/01/25 588 554
WPX Energy, Inc.
5.250% due 09/15/24 2,100 2,179
94,104
International Debt - 8.8%
AerCap Ireland Capital, Ltd. /
AerCap Global Aviation Trust

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 01/15/25 2,000 1,971
Akbank TAS
5.000% due 10/24/22 250 244
Series REGS
5.125% due 03/31/25 200 184
Aker BP ASA
Series REGS
4.750% due 06/15/24 1,050 1,079
3.000% due 01/15/25 1,273 1,272
Alcoa Nederland Holding BV
6.750% due 09/30/24 (Þ) 1,550 1,598
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 400 431
Arcelik AS
Series REGS
5.000% due 04/03/23 650 647
Auto Ahorro Automotriz SA de CV
3.325% due 03/24/25 EUR 3,652 4,451
Avolon Holdings Funding, Ltd.
5.250% due 05/15/24 (Þ) 2,200 2,244
Ball Corp.
0.875% due 03/15/24 EUR 3,850 4,396
Banco BTG Pactual SA
Series REGS
5.500% due 01/31/23 400 419
4.500% due 01/10/25 238 242
Banijay Entertainment SAS Term
Loan
3.890% due 03/01/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 503 487
Barry Callebaut Services NV
5.500% due 06/15/23 (Þ) 200 214
Series REGS
5.500% due 06/15/23 1,400 1,495
Berry Global, Inc.
Series REGS
1.000% due 01/15/25 EUR 2,600 2,899
Bharti Airtel International BV
Series REGS
5.350% due 05/20/24 2,000 2,170
Canadian Natural Resources, Ltd.
2.050% due 07/15/25 230 233
CEVA Logistics Finance BV 2019
Term Loan B
0.000% due 08/03/25 (~)(Ê)(v) 827 776
Delta 2 Sarl Term Loan
3.500% due 02/01/24 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,540 1,474
Ecopetrol SA
4.125% due 01/16/25 700 734
Electricite de France SA
3.625% due 10/13/25 500 558
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 400 402
Ford Motor Credit Co. LLC
4.535% due 03/06/25 GBP 2,100 2,720
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 1,300 1,391
Froneri International, Ltd. Term
Loan
2.395% due 01/31/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 966 929
Huntsman International LLC
Series WI
4.250% due 04/01/25 EUR 3,140 4,050
IMS Health Holdings, Inc. Term
Loan B1
0.000% due 03/07/24 (~)(Ê)(v) EUR 1,188 1,365
Inmarsat PLC Term Loan B
5.500% due 12/11/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 1,541 1,507
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 1,500 1,583
Invictus LLC 1st Lien Term Loan
3.148% due 03/28/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 574 553
Mallinckrodt International Finance
SA Term Loan B
3.750% due 02/24/25 (USD 1 Month
LIBOR + 5.000%)(Ê) 106 97
MARB BondCo PLC
Series REGS
6.875% due 01/19/25 400 413
Natwest Group PLC
2.359% due 05/22/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.150%)(Ê) 240 248
Neptune Energy Bondco PLC
Series REGS
6.625% due 05/15/25 350 305
Netflix, Inc.
Series REGs
3.000% due 06/15/25 EUR 250 302
Novolipetsk Steel Funding
Series REGS
4.000% due 09/21/24 1,250 1,327
NXP BV / NXP Funding LLC
4.875% due 03/01/24 (Þ) 2,900 3,248
Oaktown Re, Ltd.
Series 2017-1A Class M2
4.168% due 04/25/27 (USD 1 Month
LIBOR + 4.000%)(Ê)(Þ) 40 40
Panther BF Aggregator, LP Term
Loan B
3.648% due 04/30/26 (USD 1 Month
LIBOR + 3.500%)(Ê) 1,077 1,045
Petrobras Global Finance BV
Series WI
5.299% due 01/27/25 500 558
Quintiles IMS, Inc.
Series REGS
3.250% due 03/15/25 EUR 1,500 1,751

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
386 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sberbank of Russia Via SB Capital
SA
Series REGS
5.125% due 10/29/22 200 210
Silgan Holdings, Inc.
Series WI
3.250% due 03/15/25 EUR 700 819
Sound Point CLO XIX, Ltd.
Series 2018-1A Class E
6.869% due 04/15/31 (USD 3 Month
LIBOR + 5.650%)(Ê)(Þ) 1,400 1,043
Starfruit Finco BV 1st Lien Term
Loan B
3.145% due 10/01/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 734 710
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.119% due 04/15/32 (USD 3 Month
LIBOR + 6.900%)(Ê)(Þ) 700 629
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 1,100 1,060
Turkiye Garanti Bankasi AS
Series REGS
5.875% due 03/16/23 250 246
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 286 257
UniCredit SpA
7.830% due 12/04/23 (Þ) 350 410
UPC Financing Partnership Term
Loan B
2.398% due 05/12/28 (USD 1 Month
LIBOR + 2.250%)(Ê) 1,084 1,040
VEON Holdings BV
Series REGS
4.000% due 04/09/25 1,000 1,043
61,519
Loan Agreements - 17.8%
ABG Intermediate Holdings, LLC
1st Lien Term Loan B
4.500% due 09/29/24 (USD 3 Month
LIBOR  + 3.500%)(Ê) 1,524 1,487
Advanced Integration Technology,
LP 1st Lien Term Loan B1
5.750% due 04/03/23 (USD 1 Month
LIBOR + 4.750%)(Ê) 991 832
AgroFresh , Inc. 2020 Term Loan
7.250% due 12/27/24 (USD 1 Month
LIBOR + 6.250%)(Ê) 382 372
AGS LLC 1st Lien Term Loan B
4.500% due 02/15/24 (USD 3 Month
LIBOR  + 3.500%)(Ê) 995 913
Ahead DB Holdings LLC Term Loan
6.000% due 10/16/27 (USD 3 Month
LIBOR  + 5.000%)(Ê) 380 364
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Air Medical Group Holdings, Inc.
1st Lien Term Loan B
5.750% due 09/24/25 (USD 3 Month
LIBOR  + 4.750%)(Ê) 750 726
Air Methods Corp. Term Loan B
4.500% due 04/13/24 (USD 3 Month
LIBOR  + 3.500%)(Ê) 1,567 1,335
Alchemy Copyrights LLC Term
Loan B
4.000% due 08/14/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 555 551
Alliant Holdings Intermediate, LLC
Term Loan B3
0.000% due 10/08/27 (~)(Ê)(v) 450 445
Alphabet Holding Co., Inc. 1st Lien
Term Loan
3.648% due 08/15/24 (USD 1 Month
LIBOR + 3.500%)(Ê) 1,635 1,577
Alterra Mountain Comp. 2020 Term
Loan B
5.500% due 08/01/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 483 478
Alvogen Group, Inc. Extended Term
Loan
6.250% due 12/31/23 (USD 6 Month
LIBOR  + 5.250%)(Ê) 2,725 2,612
Amentum Services, Inc. 2020 Term
Loan B
0.000% due 01/27/27 (~)(Ê)(v) 740 723
American Airlines, Inc. 2017
Replacement Term Loan
1.906% due 10/10/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 700 518
Ancestry.com Operations, Inc. Term
Loan B
4.400% due 08/27/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 193 192
AP Exhaust Acquisition LLC Term
Loan
11.000% due 07/24/25 (USD 2 Month
LIBOR  + 10.000%)(Ê)(Š) 97 104
AP Gaming I LLC 2020 Incremental
Term Loan
14.000% due 02/15/24 (USD 3 Month
LIBOR  + 13.000%)(Ê) 110 109
AppLovin Corp. 1st Lien Term Loan
B
3.648% due 08/15/25 (USD 1 Month
LIBOR + 3.500%)(Ê) 818 800
AppLovin Corp. 2020 Incremental
Term Loan B
4.148% due 08/15/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 345 338
APRO LLC Term Loan B
5.000% due 11/14/26 (USD 3 Month
LIBOR  + 4.000%)(Ê) 754 745
Aramark Services, Inc.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.898% due 01/15/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 808 766
Aretec Group, Inc. 1st Lien Term
Loan
4.398% due 10/01/25 (USD 1 Month
LIBOR + 4.250%)(Ê) 914 850
Ascena Retail Group, Inc. Term
Loan B
5.250% due 08/21/22 (USD 1 Month
LIBOR + 4.500%)(Ê) 182 54
AssuredPartners , Inc. Term Loan B
3.648% due 02/13/27 (USD 1 Month
LIBOR + 3.500%)(Ê) 1,350 1,301
BlackHawk Network Holdings, Inc.
Term Loan B
3.148% due 06/15/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 790 740
Boxer Parent Co., Inc. 1st Lien Term
Loan B
4.398% due 10/02/25 (USD 1 Month
LIBOR + 4.250%)(Ê) 1,534 1,489
Brookfield WEC Holdings, Inc.
Term Loan
3.750% due 08/01/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 1,129 1,101
Cambium Learning Group, Inc.
Term Loan B
4.720% due 12/18/25 (USD 3 Month
LIBOR  + 4.500%)(Ê) 1,175 1,130
Camelot Finance SA Term Loan B
3.148% due 10/31/26 (USD 1 Month
LIBOR + 3.000%)(Ê) 1,215 1,182
Cardtronics USA, Inc. Term Loan B
5.000% due 06/29/27 (USD 1 Month
LIBOR + 4.000%)(Ê) 489 487
Carestream Health, Inc. 2020
Extended Term Loan
7.750% due 05/05/23 (USD 3 Month
LIBOR  + 6.750%)(Ê) 1,547 1,485
Castle Holding Corp. Term Loan B
3.970% due 01/31/27 (USD 3 Month
LIBOR  + 3.750%)(Ê) 1,394 1,307
Centralsquare Technologies LLC 1st
Lien Term Loan
3.898% due 08/29/25 (USD 3 Month
LIBOR  + 2.750%)(Ê) 328 292
CenturyLink, Inc. Term Loan B
2.398% due 03/15/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 753 724
Charter Communications Operating
LLC Term Loan B2
1.900% due 02/01/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 1,912 1,862
Cornerstone OnDemand , Inc. Term
Loan B
4.396% due 04/22/27 (USD 1 Month
LIBOR + 4.250%)(Ê) 747 739
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CT Technologies Intermediate
Holdings, Inc. 1st Lien Term
Loan B
5.250% due 12/01/21 (USD 1 Month
LIBOR + 4.250%)(Ê) 2,335 2,226
Deliver Buyer, Inc. Incremental
Term Loan B
7.250% due 05/01/24 (USD 3 Month
LIBOR  + 6.250%)(Ê) 756 749
Direct ChassisLink , Inc. 2nd Lien
Term Loan
0.000% due 04/10/26 (~)(Ê)(v) 810 787
Douglas Dynamics, Inc. Term Loan
B
4.750% due 06/08/26 (USD 1 Month
LIBOR + 3.750%)(Ê) 354 351
ECI Macola /Max Holding LLC 1st
Lien Term Loan B
5.250% due 09/29/24 (USD 1 Month
LIBOR + 4.250%)(Ê) 364 363
ECI Macola /Max Holding LLC 2nd
Lien Term Loan
9.000% due 09/29/25 (USD 1 Month
LIBOR + 8.000%)(Ê) 250 248
Education Advisory Board 1st Lien
Term Loan
4.750% due 2024(USD 6 Month
LIBOR  + 3.750%)(Ê)
630
609
EnergySolutions LLC 1st Lien Term
Loan B
4.750% due 05/11/25 (USD 3 Month
LIBOR  + 3.750%)(Ê) 1,180 1,124
Ensemble RCM LLC Term Loan
3.964% due 08/01/26 (USD 3 Month
LIBOR  + 3.750%)(Ê) 743 725
Envision Healthcare Corp. 1st Lien
Term Loan B
3.898% due 10/10/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 1,037 737
Eyecare Partners LLC Delayed
Draw Term Loan
3.750% due 02/20/27 (USD 3 Month
LIBOR  + 3.750%)(Ê)
(
Œ
)
194 183
Eyecare Partners LLC Term Loan
3.898% due 02/20/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 827 782
Fort Dearborn Co. 1st Lien Term
Loan
5.000% due 10/19/23 (USD 3 Month
LIBOR  + 4.000%)(Ê) 1,539 1,493
Genesee & Wyoming, Inc. New
Term Loan
2.220% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 1,597 1,562
Getty Images, Inc. 1st Lien Term
Loan
4.645% due 02/19/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 1,597 1,486

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
388 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan
0.000% due 03/07/25 (~)(Ê)(v) 2,000 1,921
Graham Packaging Co., Inc. Term
Loan
4.500% due 07/28/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 754 747
Granite Acquisition, Inc. Term Loan
B
4.750% due 12/17/21 (USD 3 Month
LIBOR  + 3.750%)(Ê) 980 977
Greeneden US Holdings II LLC
2020 USD Term Loan B
0.000% due 10/08/27 (~)(Ê)(v) 740 728
Gruden Holdings, Inc. 1st Lien
Term Loan
6.500% due 08/18/22 (USD 3 Month
LIBOR  + 5.500%)(Ê) 1,171 1,125
GTT Communications, Inc. 1st Lien
Term Loan B
2.970% due 05/31/25 (USD 3 Month
LIBOR  + 2.750%)(Ê) 851 724
Guidehouse LLP 1st Lien Loan
4.648% due 05/01/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 707 694
Helios Software Holdings, Inc. Term
Loan
4.519% due 10/24/25 (USD 3 Month
LIBOR  + 4.250%)(Ê) 720 706
Hertz Global Holdings, Inc. Term
Loan B
3.500% due 06/30/23 (USD 1 Month
LIBOR + 2.750%)(Ê) 1,663 1,546
HGIM Corp. 1st Lien Term Loan
7.005% due 07/02/23 (USD 3 Month
LIBOR  + 6.000%)(Ê) 708 337
Highline Aftermarket Acquisition
LLC 2020 Delayed Draw Term
Loan
0.000% n due 10/21/27 (~)(Ê)
(
Œ
)
(v) 180 175
Highline Aftermarket Acquisition
LLC 2020 Term Loan B
0.000% due 10/30/27 (~)(Ê)(v) 190 185
HUB International, Ltd. 1st Lien
Term Loan
3.215% due 04/25/25 (USD 3 Month
LIBOR  + 3.000%)(Ê) 1,980 1,901
Invictus LLC 2nd Lien Term Loan
6.898% due 03/30/26 (USD 1 Month
LIBOR + 6.750%)(Ê) 431 401
ION Trading Technologies Sarl 1st
Lien Term Loan B
5.000% due 11/21/24 (USD 3 Month
LIBOR  + 4.000%)(Ê) 1,783 1,747
IRI Holdings, Inc. 2020 Incremental
Term Loan
5.152% due 12/01/25 (USD 1 Month
LIBOR + 5.000%)(Ê) 1,420 1,377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iridium Communications, Inc. Term
Loan B
4.750% due 11/04/26 (USD 1 Month
LIBOR + 3.750%)(Ê) 151 150
Jane Street Group LLC Term Loan
3.148% due 01/07/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 764 752
Jason Group, Inc. 2nd Lien Term
Loan
2.000% due 02/28/26 (USD 1 Month
LIBOR + 9.000%)(Ê) 65 58
Jason Group, Inc. Term Loan
6.145% due 08/28/25 (USD 1 Month
LIBOR + 2.000%)(Ê) 98 93
Kenan Advantage Group, Inc. (The)
2015 Term Loan
4.000% due 07/31/22 (USD 1 Month
LIBOR + 3.000%)(Ê) 707 679
Kenan Advantage Group, Inc. (The)
Term Loan B
4.000% due 07/31/22 (USD 1 Month
LIBOR + 3.000%)(Ê) 168 161
Kestra Advisory Services LLC Term
Loan
4.400% due 06/04/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 604 584
LifeScan Global Corp. 1st Lien Term
Loan
6.234% due 10/01/24 (USD 3 Month
LIBOR  + 6.000%)(Ê) 1,189 1,111
Limetree Bay Terminals LLC Term
Loan B
5.000% due 02/15/24 (USD 1 Month
LIBOR + 4.000%)(Ê) 703 586
Mallinckrodt International Finance
SA 1st Lien Term Loan B
3.500% due 09/24/24 (USD 3 Month
LIBOR  + 4.750%)(Ê) 1,329 1,223
Mavis Tire Express Services Corp.
1st Lien Term Loan
3.470% due 03/20/25 (USD 3 Month
LIBOR  + 3.250%)(Ê) 828 788
Mega Broadband Investments LLC
Term Loan
0.000% due 10/08/27 (~)(Ê)(v) 762 755
MH Sub I LLC 1st Lien Term Loan
3.648% due 09/15/24 (USD 1 Month
LIBOR + 3.500%)(Ê) 728 702
MH Sub I LLC Incremental Term
Loan
4.750% due 09/15/24 (USD 1 Month
LIBOR + 3.750%)(Ê) 319 313
Midwest Physician Administrative
Services LLC 2nd Lien Term
Loan
7.750% due 08/11/25 (USD 1 Month
LIBOR + 7.000%)(Ê) 367 329

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitchell International, Inc. 1st Lien
Term Loan B
3.398% due 12/01/24 (USD 1 Month
LIBOR + 3.250%)(Ê) 1,830 1,743
MTN Infrastructure TopCo , Inc.
Term Loan B
5.000% due 11/17/24 (USD 1 Month
LIBOR + 4.000%)(Ê) 329 327
Navistar, Inc. 1st Lien Term Loan B
3.650% due 11/06/24 (USD 1 Month
LIBOR + 3.500%)(Ê) 1,129 1,116
NEP Group, Inc. Initial Dollar Term
Loan
3.395% due 10/20/25 (USD 1 Month
LIBOR + 3.250%)(Ê) 431 388
New Constellis Borrower LLC 2020
Term Loan
8.500% due 03/27/24 (USD 1 Month
LIBOR + 7.500%)(Ê) 83 77
New Constellis Borrower LLC 2nd
Lien Term Loan
12.000% due 03/27/25 (USD 1 Month
LIBOR + 11.000%)(Ê) 70 41
NFP Corp. Term Loan
3.398% due 02/13/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 435 415
NN, Inc. 1st Lien Term Loan B
6.500% due 10/19/22 (USD 1 Month
LIBOR + 5.750%)(Ê) 510 504
NN, Inc. Term Loan
5.898% due 10/19/22 (USD 1 Month
LIBOR + 5.750%)(Ê) 503 496
Patriot Container Corp. Term Loan
0.000% due 03/20/25 (~)(Ê)(v) 367 354
Perforce Software, Inc. Term Loan B
3.898% due 07/01/26 (USD 1 Month
LIBOR + 3.750%)(Ê) 1,803 1,753
PG&E Corp. 2020 Exit Term Loan B
5.500% due 06/23/25 (USD 3 Month
LIBOR  + 4.500%)(Ê) 673 665
Pre-Paid Legal Services, Inc. 1st
Lien Term Loan
3.398% due 05/01/25 (USD 1 Month
LIBOR + 3.250%)(Ê) 1,148 1,107
Pre-Paid Legal Services, Inc. 2020
Incremental Term Loan
4.750% due 05/01/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 835 818
Prime Security Services Borrower
LLC Term Loan B1
4.250% due 09/23/26 (USD 3 Month
LIBOR  + 3.250%)(Ê) 1,569 1,547
Project Accelerate Parent LLC First
Lien Term Loan
5.250% due 01/02/25 (USD 3 Month
LIBOR  + 4.250%)(Ê) 407 367
Project Silverback Holdings Corp.
1st Lien Term Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 08/21/24 (USD 3 Month
LIBOR  + 3.500%)(Ê) 1,363 1,290
Quest Software US Holdings, Inc.
1st Lien Term Loan
4.464% due 05/18/25 (USD 3 Month
LIBOR  + 4.250%)(Ê) 2,211 2,127
Rackspace Hosting, Inc. 1st Lien
Term Loan
4.000% due 11/03/23 (USD 3 Month
LIBOR  + 3.000%)(Ê) 1,495 1,459
Radiate Holdco LLC 2020 Term
Loan
4.250% due 09/25/26 (USD 1 Month
LIBOR + 3.500%)(Ê) 877 861
Radio One, Inc. 1st Lien Term Loan
B
5.000% due 04/18/23 (USD 1 Month
LIBOR + 4.000%)(Ê) 682 592
Red Ventures LLC 1st Lien Term
Loan B
2.648% due 11/08/24 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,957 1,880
Red Ventures LLC 2020 Term loan
B
0.000% due 08/11/24 (~)(Ê)(v) 376 368
Redstone Buyer LLC Term Loan
6.000% due 09/01/27 (USD 3 Month
LIBOR  + 5.000%)(Ê) 361 358
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
3.898% due 11/16/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 1,707 1,653
Research Now Group, Inc. 1st Lien
Term Loan
6.500% due 12/20/24 (USD 3 Month
LIBOR  + 5.500%)(Ê) 390 373
Revint IntermediateE II LLC 2020
Term Loan B
5.750% due 10/15/27 (USD 1 Month
LIBOR + 5.000%)(Ê) 370 357
Reynolds Group Holdings, Inc. 1st
Lien Term Loan B
2.898% due 02/05/23 (USD 1 Month
LIBOR + 2.750%)(Ê) 1,109 1,087
Reynolds Group Holdings, Inc.
2020 Term Loan
3.398% due 02/16/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 755 736
Rocket Software, Inc. Term Loan
4.398% due 12/31/25 (USD 1 Month
LIBOR + 4.250%)(Ê) 1,933 1,866
Ryan Specialty Group LLC Term
Loan B
4.000% due 09/01/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 688 682
S2P Acquisition Borrower, Inc. Term
Loan

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
390 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.145% due 08/14/26 (USD 1 Month
LIBOR + 4.000%)(Ê) 1,105 1,080
SBA Senior Finance II LLC Term
Loan B
1.900% due 04/11/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 1,676 1,621
Scientific Games International, Inc.
1st Lien Term Loan B5
2.898% due 08/14/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 990 919
Sedgwick Claims Management
Services, Inc. 1st Lien Term Loan
B
3.398% due 12/31/25 (USD 1 Month
LIBOR + 3.250%)(Ê) 1,127 1,080
SMG US Midco 2, Inc. 2020 Term
Loan
2.695% due 01/23/25 (USD 1 Month
LIBOR + 2.500%)(Ê) 922 774
Sonicwall US Holdings, Inc. 1st
Lien Term Loan
3.753% due 05/16/25 (USD 3 Month
LIBOR  + 3.500%)(Ê) 1,148 1,108
SP PF Buyer LLC 1st Lien Term
Loan
4.648% due 12/21/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 815 730
Stats Intermediate Holding LLC
Term Loan
5.395% due 07/10/26 (USD 1 Month
LIBOR + 5.250%)(Ê) 1,538 1,481
Surf Holdings, LLC USD Term Loan
3.750% due 03/05/27 (USD 3 Month
LIBOR  + 3.500%)(Ê) 780 754
Terrier Media Buyer, Inc. Term
Loan B
4.398% due 12/17/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 2,820 2,740
Twin River Worldwide Holdings,
Inc. 2020 Incremental Term Loan
B1
9.000% due 05/11/26 (USD 1 Month
LIBOR + 8.000%)(Ê) 160 168
Uber Technologies, Inc. 1st Lien
Term Loan
5.000% due 04/04/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 1,004 992
UFC Holdings LLC 2020
Incremental Term Loan
4.250% due 04/29/26 (USD 3 Month
LIBOR  + 3.250%)(Ê) 519 508
United Natural Foods, Inc. Term
Loan
4.395% due 10/22/25 (USD 1 Month
LIBOR + 4.250%)(Ê) 2,643 2,598
Univision Communications, Inc.
2020 Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 03/15/26 (USD 1 Month
LIBOR + 3.750%)(Ê) 785 764
UPC Broadband Holding BV 2020
Term Loan B1
0.000% due 01/31/29 (~)(Ê)(v) 378 368
UPC Broadband Holding BV 2020
Term Loan B2
0.000% due 01/31/29 (~)(Ê)(v) 378 368
Upstream Newco , Inc. Term Loan
4.648% due 10/24/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 348 331
USI, Inc. Term Loan B
3.220% due 05/16/24 (USD 3 Month
LIBOR  + 3.000%)(Ê) 758 730
Vero Parent, Inc. Term Loan B
6.506% due 08/16/24 (USD 3 Month
LIBOR  + 6.250%)(Ê) 379 370
7.000% due 08/16/24 (USD 3 Month
LIBOR  + 6.000%)(Ê) 714 700
Vertical US Newco , Inc. Term Loan
B
4.570% due 07/01/27 (USD 6 Month
LIBOR  + 4.250%)(Ê) 1,489 1,465
VS Buyer LLC Term Loan B
3.395% due 03/02/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 383 373
Western Digital Corp. 1st Lien Term
Loan B4
0.000% due 04/29/23 (~)(Ê)(v) 712 705
Whatabrands LLC 2020 Term Loan
B
2.897% due 08/03/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 719 699
White Cap Buyer LLC Term Loan B
4.500% due 10/19/27 (USD 6 Month
LIBOR  + 4.000%)(Ê) 740 729
William Morris Endeavor
Entertainment LLC 1st Lien Term
Loan B
2.900% due 08/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 1,916 1,623
William Morris Endeavor
Entertainment LLC Term Loan B2
9.500% due 05/18/25 (USD 1 Month
LIBOR + 8.500%)(Ê) 529 521
WP CityMD Bidco LLC Term Loan
B
5.500% due 08/13/26 (USD 3 Month
LIBOR  + 4.500%)(Ê) 1,145 1,131
Yak Access LLC 1st Lien Term
Loan B
5.223% due 07/11/25 (USD 3 Month
LIBOR  + 5.000%)(Ê) 332 278
Zayo Group Holdings, Inc. Term
Loan
3.148% due 03/09/27 (USD 1 Month
LIBOR + 3.000%)(Ê) 1,883 1,812

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
124,657
Mortgage-Backed Securities - 22.3%
1Sharpe Mortgage Trust
Series 2020-1
3.149% due 07/25/24 (USD 3 Month
LIBOR + 2.900%)(Ê)(Š)(Þ) 636 638
Alternative Loan Trust
Series 2005-27 Class 1A1
2.161% due 08/25/35 (~)(Ê) 241 201
Series 2005-59 Class 1A1
0.520% due 11/20/35 (USD 1 Month
LIBOR + 0.330%)(Ê) 208 199
Series 2006-OA10 Class 2A1
0.548% due 08/25/46 (USD 1 Month
LIBOR + 0.190%)(Ê) 118 113
Series 2006-OA10 Class 3A1
0.548% due 08/25/46 (USD 1 Month
LIBOR + 0.190%)(Ê) 363 356
Series 2006-OA10 Class 4A1
0.548% due 08/25/46 (USD 1 Month
LIBOR + 0.190%)(Ê) 531 509
American Home Mortgage
Investment Trust
Series 2007-1 Class GA1C
0.358% due 05/25/47 (USD 1 Month
LIBOR + 0.190%)(Ê) 1,287 631
Arroyo Mortgage Trust
Series 2020-1 Class M1
4.277% due 03/25/55 (Þ) 594 616
Banc of America Commercial
Mortgage Trust
Series 2008-1 Class AJ
6.786% due 02/10/51 (~)(Ê) 11 11
Series 2016-UB10 Class D
3.000% due 07/15/49 (Þ) 697 540
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK9 Class D
2.800% due 11/15/54 (Þ) 563 434
Series 2020-BN25 Class C
3.354% due 01/15/63 (~)(Ê) 511 492
Bear Stearns ALT-A Trust
Series 2005-8 Class 21A1
3.753% due 10/25/35 (~)(Ê) 175 164
Series 2006-6 Class 1A1
0.488% due 11/25/36 (USD 1 Month
LIBOR + 0.320%)(Ê) 436 382
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T28 Class D
5.718% due 09/11/42 (~)(Ê)(Þ) 135 73
BRAVO Residential Funding Trust
Series 2020-NQM1 Class M1
3.181% due 05/25/60 (~)(Ê)(Þ) 190 191
Chevy Chase Funding LLC
Mortgage-Backed Certificates
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-4A Class A2
0.348% due 11/25/47 (USD 1 Month
LIBOR + 0.180%)(Ê)(Þ) 305 224
Citigroup Commercial Mortgage
Trust
Series 2012-GC8 Class C
5.044% due 09/10/45 (~)(Ê)(Þ) 434 415
Commercial Mortgage Trust
Series 2012-CR3 Class E
4.909% due 10/15/45 (~)(Ê)(Þ) 202 109
Series 2012-LC4 Class E
4.250% due 12/10/44 (Þ) 454 292
Series 2013-LC6 Class C
4.242% due 01/10/46 (~)(Ê) 397 403
Series 2013-LC6 Class E
3.500% due 01/10/46 (Þ) 164 93
Series 2014-CR14 Class D
4.768% due 02/10/47 (~)(Ê)(Þ) 297 263
Series 2014-CR16 Class C
5.092% due 04/10/47 (~)(Ê) 305 306
Series 2014-CR17 Class E
5.009% due 05/10/47 (~)(Ê)(Þ) 645 318
Series 2014-CR19 Class D
4.888% due 08/10/47 (~)(Ê)(Þ) 355 314
Series 2014-CR21 Class C
4.574% due 12/10/47 (~)(Ê) 175 174
Series 2014-UBS4 Class C
4.781% due 08/10/47 (~)(Ê) 169 170
Series 2014-UBS4 Class D
4.863% due 08/10/47 (~)(Ê)(Þ) 451 343
Series 2017-COR2 Class C
4.713% due 09/10/50 (~)(Ê) 179 173
Series 2018-COR3 Class D
2.811% due 05/10/51 (~)(Ê)(Þ) 421 307
Credit Suisse Commercial Mortgage
Trust
Series 2007-C4 Class C
5.910% due 09/15/39 (~)(Ê)(Þ) 9 9
Credit Suisse Mortgage Capital
Certificates
Series 2020-SPT1 Class M1
3.388% due 04/25/65 (~)(Ê)(Þ) 837 843
CSAIL Commercial Mortgage Trust
Series 2018-C14 Class D
4.891% due 11/15/51 (~)(Ê)(Þ) 209 190
Series 2019-C15 Class B
4.476% due 03/15/52 400 439
DBUBS Mortgage Trust
Series 2011-LC1A Class C
5.876% due 11/10/46 (~)(Ê)(Þ) 251 251
Series 2011-LC2A Class D
5.714% due 07/10/44 (~)(Ê)(Þ) 264 246
Fannie Mae
4.500% due 2049 44
48
5.000% due 2049 76
85
30 Year TBA(Ï)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
392 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.500% 10 ,000 10,052
2.000% 19,000 19,586
2.500% 14,000 14,587
3.500% 6,000 6,337
4.000% 1,000 1,068
Fannie Mae Connecticut Avenue
Securities Trust
Series 2015-C04 Class 1M2
5.868% due 04/25/28 (USD 1 Month
LIBOR + 5.700%)(Ê) 153 162
Series 2016-C01 Class 1B
11.918% due 08/25/28 (USD 1 Month
LIBOR + 11.750%)(Ê) 289 341
Series 2016-C02 Class 1B
12.418% due 09/25/28 (USD 1 Month
LIBOR + 12.250%)(Ê) 607 729
Series 2016-C02 Class 1M2
6.168% due 09/25/28 (USD 1 Month
LIBOR + 6.000%)(Ê) 147 155
Series 2016-C03 Class 2M2
6.068% due 10/25/28 (USD 1 Month
LIBOR + 5.900%)(Ê) 382 405
Series 2016-C04 Class 1B
10.418% due 01/25/29 (USD 1 Month
LIBOR + 10.250%)(Ê) 149 167
Series 2016-C05 Class 2B
10.899% due 01/25/29 40 45
Series 2016-C05 Class 2M2
4.618% due 01/25/29 (USD 1 Month
LIBOR + 4.450%)(Ê) 35 37
Series 2016-C06 Class 1B
9.418% due 04/25/29 (USD 1 Month
LIBOR + 9.250%)(Ê) 149 160
Series 2017-C01 Class 1B1
5.918% due 07/25/29 (USD 1 Month
LIBOR + 5.750%)(Ê) 953 979
Series 2017-C02 Class 2B1
5.668% due 09/25/29 (USD 1 Month
LIBOR + 5.500%)(Ê) 440 453
Series 2017-C03 Class 1B1
5.018% due 10/25/29 (USD 1 Month
LIBOR + 4.850%)(Ê) 90 90
Series 2017-C03 Class 1M2
3.168% due 10/25/29 (USD 1 Month
LIBOR + 3.000%)(Ê) 635 640
Series 2017-C05 Class 1B1
3.768% due 01/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê) 65 61
Series 2017-C06 Class 2B1
4.618% due 02/25/30 (USD 1 Month
LIBOR + 4.450%)(Ê) 70 69
Series 2017-C07 Class 2B1
4.618% due 05/25/30 (USD 1 Month
LIBOR + 4.450%)(Ê) 357 347
Series 2018-C01 Class 1B1
3.718% due 07/25/30 (USD 1 Month
LIBOR + 3.550%)(Ê) 812 751
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-C03 Class 1B1
3.918% due 10/25/30 (USD 1 Month
LIBOR + 3.750%)(Ê) 750 691
Series 2018-C04 Class 2B1
4.668% due 12/25/30 (USD 1 Month
LIBOR + 4.500%)(Ê) 602 563
Series 2018-C05 Class 1B1
4.418% due 01/25/31 (USD 1 Month
LIBOR + 4.250%)(Ê) 140 131
Series 2018-C06 Class 2B1
4.268% due 03/25/31 (USD 1 Month
LIBOR + 4.100%)(Ê) 163 148
Series 2019-R01 Class 2M2
2.618% due 07/25/31 (USD 1 Month
LIBOR + 2.450%)(Ê)(Þ) 732 725
Series 2019-R02 Class 1B1
4.318% due 08/25/31 (USD 1 Month
LIBOR + 4.150%)(Ê)(Þ) 306 295
Series 2019-R03 Class 1B1
4.268% due 09/25/31 (USD 1 Month
LIBOR + 4.100%)(Ê)(Þ) 147 141
Series 2019-R05 Class 1B1
4.268% due 07/25/39 (USD 1 Month
LIBOR + 4.100%)(Ê)(Þ) 281 251
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 273 211
Fannie Mae REMICS
Series 2006-3153 Class UI
Interest Only STRIP
6.408% due 05/15/36 (USD 1 Month
LIBOR + 6.570%)(Ê) 2,656 665
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (USD 1 Month
LIBOR + 6.400%)(Ê) 402 83
Series 2010-140 Class GS
Interest Only STRIP
5.832% due 07/25/39 (USD 1 Month
LIBOR + 6.000%)(Ê) 265 13
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40 67 1
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 439 80
Series 2012-36 Class SN
Interest Only STRIP
6.282% due 04/25/42 (USD 1 Month
LIBOR + 6.450%)(Ê) 252 45
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 608 33

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (USD 1 Month
LIBOR + 6.050%)(Ê) 262 51
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (USD 1 Month
LIBOR + 7.200%)(Ê) 979 221
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 3,134 124
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 426 19
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (USD 1 Month
LIBOR + 6.200%)(Ê) 437 21
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 844 181
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 702 140
Series 2015-28 Class IO
Interest Only STRIP
5.500% due 05/25/45 2,932 546
Series 2015-66 Class AS
Interest Only STRIP
6.082% due 09/25/45 (USD 1 Month
LIBOR + 6.250%)(Ê) 1,567 309
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46 285 28
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,700 334
Series 2016-62 Class GS
Interest Only STRIP
5.932% due 09/25/46 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,710 316
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,220 222
Series 2016-70 Class QI
Interest Only STRIP
3.500% due 10/25/46 1,299 135
Series 2016-88 Class BS
Interest Only STRIP
5.932% due 12/25/46 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,640 360
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40 739 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46 792 44
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 1,246 113
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47 489 38
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46 492 20
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 1,002 68
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 1,393 96
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 319 19
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 621 55
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 886 106
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 880 144
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 751 112
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 1,399 205
Series 2018-94 Class KI
Interest Only STRIP
4.500% due 12/25/48 1,170 65
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (USD 1 Month
LIBOR + 6.150%)(Ê) 1,423 232
Series 2018-95 Class SL
Interest Only STRIP
5.982% due 01/25/49 (USD 1 Month
LIBOR + 6.150%)(Ê) 1,172 191
Series 2019-32 Class SD
Interest Only STRIP
5.882% due 06/25/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 3,260 585
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 3,444 596

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
394 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-69 Class GS
Interest Only STRIP
5.816% due 12/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 3,020 414
Series 2019-71 Class SC
Interest Only STRIP
5.832% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 3,378 532
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 3,764 609
Series 2020-12 Class SK
Interest Only STRIP
5.878% due 03/25/50 (USD 1 Month
LIBOR + 6.050%)(Ê) 6,437 1,373
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50 6,581 752
Series 2020-58 Class CI
Interest Only STRIP
4.500% due 07/25/50 2,962 451
Series 2020-70 Class SD
Interest Only STRIP
6.100% due 10/25/50 (USD 1 Month
LIBOR + 6.250%)(Ê) 4,032 813
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50 5,349 630
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50 4,776 728
Series 2020-5012 Class BI
Interest Only STRIP
4.000% due 09/25/50 8,652 1,055
Freddie Mac
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 1,254 279
Freddie Mac REMICS
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26 392 18
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (USD 1 Month
LIBOR + 6.550%)(Ê) 514 63
Series 2012-3984 Class DS
Interest Only STRIP
5.765% due 01/15/42 (USD 1 Month
LIBOR + 5.950%)(Ê) 575 104
Series 2012-3988 Class NS
Interest Only STRIP
6.290% due 01/15/42 (USD 1 Month
LIBOR + 6.475%)(Ê) 1,308 250
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-4073 Class AS
Interest Only STRIP
5.865% due 08/15/38 (USD 1 Month
LIBOR + 6.050%)(Ê) 155 4
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (USD 1 Month
LIBOR + 6.700%)(Ê) 603 57
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39 338 13
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42 814 95
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 2,817 107
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1 Month
LIBOR + 6.100%)(Ê) 702 123
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 514 27
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43 523 66
Series 2014-4389 Class IA
Interest Only STRIP
4.000% due 09/15/44 1,024 103
Series 2014-4413 Class HI
Interest Only STRIP
3.500% due 03/15/40 385 8
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45 409 45
Series 2015-4475 Class CI
Interest Only STRIP
3.500% due 01/15/44 510 19
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40 297 1
Series 2015-4530 Class HI
Interest Only STRIP
4.000% due 11/15/45 177 21
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40 800 32
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45 234 15
Series 2016-4601 Class IC
Interest Only STRIP
4.000% due 12/15/45 328 30

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-4621 Class QI
Interest Only STRIP
3.500% due 10/15/46 786 64
Series 2016-4629 Class GI
Interest Only STRIP
3.500% due 11/15/45 815 40
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 390 36
Series 2016-4641 Class IO
Interest Only STRIP
4.000% due 02/15/44 2,312 180
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40 451 5
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 611 12
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 673 54
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 276 4
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 486 36
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (USD 1 Month
LIBOR + 6.200%)(Ê) 612 99
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 843 149
Series 2019-4878 Class SA
Interest Only STRIP
5.915% due 05/15/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 2,250 409
Series 2019-4942 Class SG
Interest Only STRIP
5.898% due 01/25/50 (USD 1 Month
LIBOR + 6.050%)(Ê) 2,441 455
Series 2020-4955 Class SA
Interest Only STRIP
5.816% due 02/25/50 (USD 1 Month
LIBOR + 6.000%)(Ê) 4,210 741
Series 2020-4969 Class IO
Interest Only STRIP
3.000% due 04/25/50 5,122 537
Series 2020-4973 Class BI
Interest Only STRIP
4.500% due 05/25/50 4,029 671
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (USD 1 Month
LIBOR + 6.050%)(Ê) 5,109 850
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50 4,511 448
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50 3,835 461
Freddie Mac Seasoned Credit Risk
Transfer Trust
Series 2019-2 Class M
4.750% due 08/25/58 (~)(Ê)(Þ) 183 183
Series 2019-3 Class M
4.750% due 10/25/58 (~)(Ê) 60 60
Freddie Mac Structured Agency
Credit Risk Debt Notes
Series 2015-DNA1 Class B
9.368% due 10/25/27 (USD 1 Month
LIBOR + 9.200%)(Ê) 247 276
Series 2015-DNA2 Class B
7.718% due 12/25/27 (USD 1 Month
LIBOR + 7.550%)(Ê) 516 516
Series 2015-DNA3 Class B
9.518% due 04/25/28 (USD 1 Month
LIBOR + 9.350%)(Ê) 667 775
Series 2016-DNA1 Class M3
5.718% due 07/25/28 (USD 1 Month
LIBOR + 5.550%)(Ê) 432 454
Series 2016-DNA3 Class M3
5.168% due 12/25/28 (USD 1 Month
LIBOR + 5.000%)(Ê) 800 839
Series 2016-HQA2 Class M3
5.318% due 11/25/28 (USD 1 Month
LIBOR + 5.150%)(Ê) 219 228
Series 2016-HQA3 Class M3
4.018% due 03/25/29 (USD 1 Month
LIBOR + 3.850%)(Ê) 899 930
Series 2016-HQA4 Class M3
4.068% due 04/25/29 (USD 1 Month
LIBOR + 3.900%)(Ê) 793 820
Series 2017-DNA1 Class B1
5.118% due 07/25/29 (USD 1 Month
LIBOR + 4.950%)(Ê) 496 507
Series 2017-HQA1 Class B1
5.168% due 08/25/29 (USD 1 Month
LIBOR + 5.000%)(Ê) 525 528
Series 2018-DNA2 Class M2
2.318% due 12/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,130 1,106
Series 2018-DNA3 Class B2
7.918% due 09/25/48 (USD 1 Month
LIBOR + 7.750%)(Ê)(Þ) 204 162
Series 2018-HQA1 Class M2
2.468% due 09/25/30 (USD 1 Month
LIBOR + 2.300%)(Ê) 936 915
Series 2018-HQA2 Class B1
4.418% due 10/25/48 (USD 1 Month
LIBOR + 4.250%)(Ê)(Þ) 404 377

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
396 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-HQA2 Class B2
11.168% due 10/25/48 (USD 1 Month
LIBOR + 11.000%)(Ê)(Þ) 239 213
Series 2019-DNA1 Class B2
10.918% due 01/25/49 (USD 1 Month
LIBOR + 10.750%)(Ê)(Þ) 76 71
Series 2019-DNA2 Class B2
10.668% due 03/25/49 (USD 1 Month
LIBOR + 10.500%)(Ê)(Þ) 243 234
Series 2019-DNA3 Class B2
8.318% due 07/25/49 (USD 1 Month
LIBOR + 8.150%)(Ê)(Þ) 170 153
Series 2019-HQA1 Class M2
2.518% due 02/25/49 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 317 311
Series 2019-HQA2 Class B2
11.418% due 04/25/49 (USD 1 Month
LIBOR + 11.250%)(Ê)(Þ) 100 94
Series 2020-DNA3 Class B2
9.521% due 06/25/50 (USD 1 Month
LIBOR + 9.350%)(Ê)(Þ) 462 490
Series 2020-DNA4 Class B2
10.158% due 08/25/50 (USD 1 Month
LIBOR + 10.000%)(Ê)(Þ) 794 856
Series 2020-HQA3 Class B2
10.176% due 07/25/50 (USD 1 Month
LIBOR + 10.000%)(Ê)(Þ) 286 305
Ginnie Mae II
3.500% due 2049 330
352
5.000% due 2049 147
163
5.500% due 2049 33
37
5.000% due 2050 40
44
30 Year TBA(Ï)
4.000% 2,000 2,127
Ginnie Mae REMICS
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 889 120
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 78 13
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40 4,636 854
Series 2010-35 Class DI
Interest Only STRIP
4.500% due 03/20/40 891 149
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 345 50
Series 2010-50 Class QS
Interest Only STRIP
6.360% due 12/20/38 (USD 1 Month
LIBOR + 6.550%)(Ê) 42 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-134 Class ES
Interest Only STRIP
5.810% due 11/20/39 (USD 1 Month
LIBOR + 6.000%)(Ê) 750 41
Series 2010-167 Class SG
Interest Only STRIP
6.305% due 08/16/38 (USD 1 Month
LIBOR + 6.500%)(Ê) 192 2
Series 2010-H20 Class IF
Interest Only STRIP
1.415% due 10/20/60 (~)(Ê) 1,502 69
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (USD 1 Month
LIBOR + 6.050%)(Ê) 829 159
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (USD 1 Month
LIBOR + 6.000%)(Ê) 720 45
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 733 131
Series 2011-148 Class SN
Interest Only STRIP
6.495% due 11/16/41 (USD 1 Month
LIBOR + 6.690%)(Ê) 633 147
Series 2011-151 Class SC
Interest Only STRIP
6.555% due 07/16/40 (USD 1 Month
LIBOR + 6.750%)(Ê) 273 22
Series 2011-168 Class IO
Interest Only STRIP
5.500% due 10/16/37 45 —
Series 2011-H16 Class FI
Interest Only STRIP
0.998% due 07/20/61 (~)(Ê) 1,216 41
Series 2012-103 Class CI
Interest Only STRIP
3.500% due 08/16/42 1,156 177
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 330 55
Series 2012-H10 Class AI
Interest Only STRIP
1.170% due 12/20/61 (~)(Ê) 4,233 133
Series 2012-H11 Class FI
Interest Only STRIP
1.192% due 02/20/62 (~)(Ê) 5,269 173
Series 2012-H29 Class CI
Interest Only STRIP
1.388% due 02/20/62 (~)(Ê) 3,558 142
Series 2013-6 Class AI
Interest Only STRIP
3.500% due 08/20/39 464 38

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 718 32
Series 2013-34 Class HI
Interest Only STRIP
4.500% due 03/20/43 229 36
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 1,729 220
Series 2013-99 Class AS
Interest Only STRIP
5.860% due 06/20/43 (USD 1 Month
LIBOR + 6.050%)(Ê) 227 37
Series 2013-182 Class SP
Interest Only STRIP
6.510% due 12/20/43 (USD 1 Month
LIBOR + 6.700%)(Ê) 189 42
Series 2013-184 Class SK
Interest Only STRIP
5.860% due 12/20/43 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,488 298
Series 2013-H15 Class CI
Interest Only STRIP
1.719% due 07/20/63 (~)(Ê) 1,989 70
Series 2013-H24 Class AI
Interest Only STRIP
1.415% due 09/20/63 (~)(Ê) 3,044 113
Series 2014-27 Class S
Interest Only STRIP
5.910% due 02/20/44 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,489 287
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28 374 24
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,289 243
Series 2014-60 Class SE
Interest Only STRIP
5.910% due 04/20/44 (USD 1 Month
LIBOR + 6.100%)(Ê) 337 61
Series 2014-132 Class IO
Interest Only STRIP
5.000% due 09/20/44 343 50
Series 2014-133 Class NI
Interest Only STRIP
5.000% due 09/20/44 1,806 321
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 1,089 35
Series 2014-161 Class HI
Interest Only STRIP
4.500% due 06/20/44 276 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-H06 Class BI
Interest Only STRIP
1.438% due 02/20/64 (~)(Ê) 1,843 83
Series 2014-H06 Class TR
Interest Only STRIP
1.391% due 03/20/64 (~)(Ê) 1,984 84
Series 2014-H08 Class BI
Interest Only STRIP
1.432% due 04/20/64 (~)(Ê) 2,316 143
Series 2014-H08 Class CI
Interest Only STRIP
1.446% due 03/20/64 (~)(Ê) 2,465 115
Series 2014-H09 Class AI
Interest Only STRIP
1.392% due 01/20/64 (~)(Ê) 1,892 70
Series 2014-H11 Class GI
Interest Only STRIP
1.444% due 06/20/64 (~)(Ê) 2,263 132
Series 2014-H13 Class BI
Interest Only STRIP
1.525% due 05/20/64 (~)(Ê) 2,462 105
Series 2014-H23 Class BI
Interest Only STRIP
1.534% due 11/20/64 (~)(Ê) 3,099 198
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 2,532 163
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 956 67
Series 2015-35 Class AI
Interest Only STRIP
5.000% due 03/16/45 465 72
Series 2015-62 Class IL
Interest Only STRIP
3.500% due 02/16/42 825 41
Series 2015-80 Class IA
Interest Only STRIP
4.500% due 06/20/45 273 47
Series 2015-89 Class IP
Interest Only STRIP
4.000% due 02/20/45 458 50
Series 2015-89 Class LI
Interest Only STRIP
5.000% due 12/20/44 438 72
Series 2015-96 Class NI
Interest Only STRIP
3.500% due 01/20/39 561 15
Series 2015-105 Class LI
Interest Only STRIP
5.000% due 10/20/39 249 40
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 613 57

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
398 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 733 58
Series 2015-149 Class KI
Interest Only STRIP
4.000% due 10/20/45 365 47
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,161 70
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 509 88
Series 2015-H01 Class BI
Interest Only STRIP
1.531% due 01/20/65 (~)(Ê) 4,500 265
Series 2015-H03 Class DI
Interest Only STRIP
2.392% due 01/20/65 (~)(Ê) 2,020 174
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 2,424 164
Series 2015-H08 Class BI
Interest Only STRIP
2.438% due 03/20/65 (~)(Ê) 843 67
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 324 21
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 852 62
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 620 51
Series 2015-H18 Class IA
Interest Only STRIP
1.812% due 06/20/65 (~)(Ê) 379 22
Series 2015-H22 Class HI
Interest Only STRIP
2.058% due 08/20/65 (~)(Ê) 2,835 254
Series 2015-H24 Class BI
Interest Only STRIP
1.585% due 08/20/65 (~)(Ê) 984 36
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 788 52
Series 2015-H26 Class GI
Interest Only STRIP
1.770% due 10/20/65 (~)(Ê) 453 32
Series 2016-27 Class IB
Interest Only STRIP
4.000% due 11/20/45 862 101
Series 2016-37 Class IW
Interest Only STRIP
4.500% due 02/20/46 1,207 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 325 32
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 369 61
Series 2016-77 Class SC
Interest Only STRIP
5.910% due 10/20/45 (USD 1 Month
LIBOR + 6.100%)(Ê) 442 93
Series 2016-84 Class IB
Interest Only STRIP
4.500% due 11/16/45 1,801 338
Series 2016-104 Class GI
Interest Only STRIP
4.500% due 01/20/46 377 47
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 445 6
Series 2016-136 Class YI
Interest Only STRIP
3.500% due 03/20/45 162 9
Series 2016-138 Class DI
Interest Only STRIP
4.000% due 10/20/46 283 35
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 1,501 241
Series 2016-156 Class PI
Interest Only STRIP
3.500% due 11/20/46 322 6
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 587 29
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 1,278 113
Series 2016-H12 Class AI
Interest Only STRIP
1.626% due 07/20/65 (~)(Ê) 2,669 170
Series 2016-H14 Class AI
Interest Only STRIP
2.405% due 06/20/66 (~)(Ê) 3,010 266
Series 2016-H16 Class DI
Interest Only STRIP
1.222% due 06/20/66 (~)(Ê) 1,537 144
Series 2016-H17 Class DI
Interest Only STRIP
2.317% due 07/20/66 (~)(Ê) 2,224 190
Series 2016-H18 Class QI
Interest Only STRIP
3.324% due 06/20/66 (~)(Ê) 1,975 207
Series 2016-H20 Class BI
Interest Only STRIP
1.596% due 09/20/66 (~)(Ê) 2,072 126

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 2,015 144
Series 2016-H23 Class NI
Interest Only STRIP
3.167% due 10/20/66 (~)(Ê) 2,866 263
Series 2016-H24 Class CI
Interest Only STRIP
1.667% due 10/20/66 (~)(Ê) 3,477 231
Series 2016-H24 Class JI
Interest Only STRIP
2.978% due 11/20/66 (~)(Ê) 1,335 129
Series 2017-6 Class DI
Interest Only STRIP
3.500% due 01/20/44 286 6
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46 407 21
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 887 23
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 551 61
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 799 146
Series 2017-26 Class MI
Interest Only STRIP
5.000% due 11/20/39 1,270 208
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 486 84
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 1,654 290
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 1,843 139
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 662 84
Series 2017-120 Class IJ
Interest Only STRIP
4.000% due 04/20/47 1,471 112
Series 2017-123 Class IO
Interest Only STRIP
5.000% due 08/16/47 855 175
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 361 43
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 789 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-132 Class IB
Interest Only STRIP
5.500% due 09/20/47 724 139
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 676 40
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45 2,283 373
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47 458 15
Series 2017-H01 Class AI
Interest Only STRIP
2.798% due 12/20/66 (~)(Ê) 4,102 394
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 1,787 207
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 3,645 434
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 1,693 228
Series 2017-H03 Class HI
Interest Only STRIP
1.559% due 01/20/67 (~)(Ê) 3,360 189
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 3,875 432
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 3,406 338
Series 2017-H06 Class EI
Interest Only STRIP
1.561% due 02/20/67 (~)(Ê) 1,567 96
Series 2017-H06 Class MI
Interest Only STRIP
2.244% due 02/20/67 (~)(Ê) 2,537 266
Series 2017-H08 Class DI
Interest Only STRIP
2.755% due 02/20/67 (~)(Ê) 1,184 166
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 2,664 288
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 4,446 434
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 4,287 365
Series 2017-H10 Class MI
Interest Only STRIP
2.295% due 04/20/67 (~)(Ê) 2,737 229

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
400 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H11 Class NI
Interest Only STRIP
2.601% due 05/20/67 (~)(Ê) 2,321 216
Series 2017-H13 Class QI
Interest Only STRIP
1.386% due 06/20/67 (~)(Ê) 2,651 271
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 2,318 262
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 3,520 268
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 5,072 403
Series 2017-H16 Class JI
Interest Only STRIP
2.108% due 08/20/67 (~)(Ê) 2,156 232
Series 2017-H20 Class GI
Interest Only STRIP
2.265% due 09/20/67 (~)(Ê) 6,205 589
Series 2017-H23 Class KI
Interest Only STRIP
1.654% due 11/20/67 (~)(Ê) 1,415 88
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (USD 1 Month
LIBOR + 6.200%)(Ê) 1,167 168
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 277 17
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 1,700 128
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 4,071 492
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 2,641 301
Series 2018-H02 Class GI
Interest Only STRIP
2.338% due 12/20/67 (~)(Ê) 2,412 292
Series 2018-H02 Class PI
Interest Only STRIP
2.200% due 02/20/68 (~)(Ê) 1,724 212
Series 2018-H05 Class AI
Interest Only STRIP
2.535% due 02/20/68 (~)(Ê) 1,583 189
Series 2019-35 Class SE
Interest Only STRIP
5.955% due 01/16/44 (USD 1 Month
LIBOR + 6.150%)(Ê) 2,024 338
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 209 24
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 143 19
Series 2019-110 Class S
Interest Only STRIP
5.860% due 09/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 4,816 859
Series 2019-153 Class GS
Interest Only STRIP
5.860% due 12/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 2,452 633
Series 2019-158 Class PI
Interest Only STRIP
3.500% due 12/20/49 1,826 201
Series 2020-15 Class CS
Interest Only STRIP
5.860% due 02/20/50 (USD 1 Month
LIBOR + 6.050%)(Ê) 554 59
Series 2020-18 Class SW
Interest Only STRIP
5.910% due 02/20/50 (USD 1 Month
LIBOR + 6.100%)(Ê) 4,665 761
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50 10,712 330
Series 2020-46 Class MI
Interest Only STRIP
4.658% due 04/20/50 6,140 676
Series 2020-47 Class SA
Interest Only STRIP
5.813% due 05/20/44 (USD 1 Month
LIBOR + 6.000%)(Ê) 5,355 1,027
Series 2020-47 Class SG
Interest Only STRIP
5.813% due 02/20/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 4,713 900
Series 2020-H09 Class GI
Interest Only STRIP
3.286% due 05/20/70 (~)(Ê) 3,479 301
GS Mortgage Securities Trust
Series 2012-GC6 Class C
5.839% due 01/10/45 (~)(Ê)(Þ) 271 251
Series 2013-GC10 Class C
4.285% due 02/10/46 (~)(Ê)(Þ) 198 199
Series 2013-GC10 Class D
4.410% due 02/10/46 (~)(Ê)(Þ) 518 431
Series 2013-GC13 Class D
4.220% due 07/10/46 (~)(Ê)(Þ) 513 400
Series 2014-GC20 Class C
4.965% due 04/10/47 (~)(Ê) 431 408

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-GC24 Class D
4.665% due 09/10/47 (~)(Ê)(Þ) 819 346
Series 2017-GS5 Class D
3.509% due 03/10/50 (~)(Ê)(Þ) 336 290
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C12 Class C
4.236% due 07/15/45 (~)(Ê) 406 410
Series 2013-C12 Class E
4.236% due 07/15/45 (~)(Ê)(Þ) 275 179
Series 2013-C14 Class F
3.598% due 08/15/46 (~)(Ê)(Þ) 650 409
Series 2014-C22 Class C
4.709% due 09/15/47 (~)(Ê) 314 272
JPMDB Commercial Mortgage
Securities Trust
Series 2017-C5 Class C
4.512% due 03/15/50 (~)(Ê) 307 285
JPMorgan Alternative Loan Trust
Series 2007-A2 Class 12A1
0.368% due 06/25/37 (USD 1 Month
LIBOR + 0.200%)(Ê) 164 79
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP9 Class AMS
5.337% due 05/15/47 356 318
Series 2007-CB20 Class E
6.375% due 02/12/51 (~)(Ê)(Þ) 901 276
Series 2011-C3 Class B
5.013% due 02/15/46 (~)(Ê)(Þ) 319 302
Series 2011-C3 Class E
5.853% due 02/15/46 (~)(Ê)(Þ) 176 52
Series 2011-C4 Class C
5.526% due 07/15/46 (~)(Ê)(Þ) 226 227
Series 2011-C5 Class C
5.588% due 08/15/46 (~)(Ê)(Þ) 193 182
Series 2012-C6 Class E
5.324% due 05/15/45 (~)(Ê)(Þ) 500 275
Series 2012-CBX Class B
5.082% due 06/15/45 (~)(Ê) 411 387
Series 2013-C16 Class D
5.195% due 12/15/46 (~)(Ê)(Þ) 468 448
Series 2013-LC11 Class B
3.499% due 04/15/46 226 220
Series 2013-LC11 Class D
4.306% due 04/15/46 (~)(Ê) 400 274
Series 2013-LC11 Class E
3.250% due 04/15/46 (~)(Ê)(Þ) 500 295
Mello Warehouse Securitization
Trust
Series 2019-1 Class A
0.968% due 06/25/52 (USD 1 Month
LIBOR + 0.800%)(Ê)(Þ) 700 700
Series 2020-1 Class A
1.049% due 10/25/53 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 159 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ML-CFC Commercial Mortgage
Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 228 136
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C6 Class G
4.500% due 11/15/45 (~)(Ê)(Þ) 387 196
Series 2013-C10 Class E
4.218% due 07/15/46 (~)(Ê)(Þ) 276 133
Series 2013-C10 Class F
4.218% due 07/15/46 (~)(Ê)(Þ) 885 382
Series 2013-C11 Class E
4.498% due 08/15/46 (~)(Ê)(Þ) 272 62
Series 2013-C12 Class E
4.924% due 10/15/46 (~)(Ê)(Þ) 758 341
Series 2014-C14 Class D
5.111% due 02/15/47 (~)(Ê)(Þ) 466 464
Series 2015-C23 Class D
4.150% due 07/15/50 (~)(Ê)(Þ) 495 434
Series 2016-C29 Class C
4.905% due 05/15/49 (~)(Ê) 320 306
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.419% due 07/15/49 (~)(Ê)(Þ) 384 190
Series 2012-C4 Class C
5.600% due 03/15/45 (~)(Ê)(Þ) 383 345
Series 2012-C4 Class E
5.600% due 03/15/45 (~)(Ê)(Þ) 145 87
Series 2016-BNK2 Class D
3.000% due 11/15/49 (~)(Ê)(Þ) 215 163
Series 2018-L1 Class D
3.000% due 10/15/51 (Þ) 395 329
Series 2019-L3 Class E
2.500% due 11/15/52 (~)(Ê)(Þ) 270 194
Mortgage Repurchase Agreement
Financing Trust
1.000% due 08/10/23 (Þ) 230 230
Series 2020-2 Class A1
1.927% due 05/29/22 (USD 1 Month
LIBOR + 1.750%)(Ê)(Þ) 300 300
Series 2020-4 Class A1
1.505% due 04/23/23 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 148 148
Multifamily Connecticut Avenue
Securities Trust
Series 2020-01 Class M10
3.918% due 03/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 372 352
Oaktown Re, Ltd.
Series 2018-1A Class M2
3.018% due 07/25/28 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 340 326
Radnor RE, Ltd.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
402 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-2 Class B1
7.746% due 10/25/30 (USD 1 Month
LIBOR + 7.600%)(Ê)(Þ) 323 324
Station Place Securitization Trust
Series 2020-15 Class A
1.000% due 12/10/21 (USD 1 Month
LIBOR + 1.370%)(Ê)(Š)(Þ) 425 425
Series 2020-WL1 Class A
1.299% due 06/25/51 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 344 344
Structured Asset Mortgage
Investments II Trust
Series 2006-AR7 Class A1A
0.378% due 08/25/36 (USD 1 Month
LIBOR + 0.210%)(Ê) 123 117
Series 2006-AR7 Class A1BG
0.288% due 08/25/36 (USD 1 Month
LIBOR + 0.120%)(Ê) 608 554
UBS Commercial Mortgage Trust
Series 2012-C1 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 831 258
Series 2018-C10 Class D
3.000% due 05/15/51 (~)(Ê)(Þ) 326 253
Series 2018-C11 Class D
3.000% due 06/15/51 (~)(Ê)(Þ) 362 259
Series 2019-C17 Class C
3.758% due 10/15/52 533 488
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2 Class E
5.046% due 05/10/63 (~)(Ê)(Þ) 155 65
Series 2012-C2 Class F
5.000% due 05/10/63 (~)(Ê)(Þ) 221 32
Series 2012-C3 Class C
5.198% due 08/10/49 (~)(Ê)(Þ) 161 165
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 258 139
Series 2013-C6 Class B
3.875% due 04/10/46 (~)(Ê)(Þ) 517 510
UBS-Citigroup Commercial
Mortgage Trust
Series 2011-C1 Class B
6.252% due 01/10/45 (~)(Ê)(Þ) 401 411
Vista Point Securitization Trust
Series 2020-2 Class M1
3.401% due 04/25/65 (~)(Ê)(Þ) 1,069 1,071
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-AR1 Class A2B
0.968% due 01/25/45 (USD 1 Month
LIBOR + 0.800%)(Ê) 34 33
Series 2005-AR10 Class 1A3
4.133% due 09/25/35 (~)(Ê) 350 371
Wells Fargo Commercial Mortgage
Trust
Series 2012-LC5 Class D
4.918% due 10/15/45 (~)(Ê)(Þ) 303 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-LC12 Class D
4.411% due 07/15/46 (~)(Ê)(Þ) 492 173
Series 2014-LC16 Class D
3.938% due 08/15/50 (Þ) 381 182
Series 2016-BNK1 Class C
3.071% due 08/15/49 (~)(Ê) 320 259
Series 2018-C48 Class C
5.291% due 01/15/52 (~)(Ê) 274 292
Series 2020-C56 Class C
3.751% due 06/15/53 (~)(Ê) 273 285
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class F
5.000% due 06/15/44 (~)(Ê)(Þ) 998 555
Series 2012-C7 Class D
4.966% due 06/15/45 (~)(Ê)(Þ) 140 75
Series 2012-C7 Class E
4.966% due 06/15/45 (~)(Ê)(Þ) 550 202
Series 2012-C9 Class E
4.971% due 11/15/45 (~)(Ê)(Þ) 399 314
Series 2012-C10 Class D
4.576% due 12/15/45 (~)(Ê)(Þ) 795 322
Series 2014-C21 Class C
4.234% due 08/15/47 (~)(Ê) 159 147
155,973
Non-US Bonds - 10.6%
ADLER Real Estate AG
2.125% due 02/06/24 EUR 1,650 1,872
Altice Financing SA
Series REGS
2.250% due 01/15/25 EUR 1,913 2,072
Altice France SA
Series REGS
2.500% due 01/15/25 EUR 2,400 2,621
2.125% due 02/15/25 EUR 400 433
Banco BPM SpA
1.525% due 02/18/25 EUR 500 564
Bank of Ireland Group
1.000% due 11/25/25 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 1.250%)(Ê) EUR 500 584
1.000% due 11/25/25 EUR 150 175
Cellnex Telecom SA
2.375% due 01/16/24 EUR 1,300 1,590
Cemex SAB de CV
Series REGS
3.125% due 03/19/26 EUR 1,400 1,639
Commerzbank AG
1.750% due 01/22/25 GBP 600 773
Crown European Holdings SA
Series REGS
0.750% due 02/15/23 EUR 800 905
2.625% due 09/30/24 EUR 2,450 2,922
3.375% due 05/15/25 EUR 200 245
EDP Finance BV
1.125% due 02/12/24 EUR 950 1,151
Elis SA

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 04/03/25 EUR 1,200 1,297
Eurofins Scientific SE
2.125% due 07/25/24 EUR 1,800 2,217
Faurecia SE
2.625% due 06/15/25 EUR 500 582
Fiat Chrysler Finance Europe SA
Series GMTN
3.750% due 03/29/24 EUR 1,900 2,371
Gazprom OAO Via Gaz Capital SA
4.250% due 04/06/24 GBP 400 548
Gazprom PJSC
2.950% due 04/15/25 EUR 210 254
Grifols SA
Series REGS
1.625% due 02/15/25 EUR 2,839 3,241
IHO Verwaltungs GmbH
Series REGS
3.625% due 05/15/25 EUR 950 1,103
International Consolidated Airlines
Group SA
0.500% due 07/04/23 EUR 100 94
International Game Technology PLC
Series REGS
3.500% due 07/15/24 EUR 930 1,048
Loxam SAS
3.250% due 01/14/25 EUR 600 649
Marks & Spencer Group PLC
6.000% due 06/12/25 GBP 380 532
Matterhorn Telecom SA
Series REGS
2.625% due 09/15/24 EUR 1,100 1,244
Mexichem SAB de CV
4.875% due 09/19/22 USD 750 796
Nexans SA
3.750% due 08/08/23 EUR 600 730
Nokia OYJ
2.000% due 03/11/26 EUR 1,300 1,542
OI European Group BV
Series REGS
3.125% due 11/15/24 EUR 1,500 1,746
Pension Insurance Corp. PLC
6.500% due 07/03/24 GBP 600 903
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 700 901
Petroleos Mexicanos
3.750% due 02/21/24 EUR 1,680 1,873
Phoenix Group Holdings PLC
4.125% due 07/20/22 GBP 1,500 2,012
Q-Park Holding I BV
Series REGS
1.500% due 03/01/25 EUR 2,140 2,163
Renault SA
1.000% due 03/08/23 EUR 200 228
Rexel SA
2.125% due 06/15/25 EUR 1,870 2,121
Rothesay Life PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 10/30/25 GBP 450 723
Santander Issuances SA
2.500% due 03/18/25 EUR 500 618
SIG Combibloc Purchase Co.
2.125% due 06/18/25 (Þ) EUR 723 857
Series REGS
2.125% due 06/18/25 EUR 1,250 1,482
Smurfit Kappa Acquisitions
Unlimited Co.
Series REGS
2.750% due 02/01/25 EUR 2,600 3,189
SoftBank Group Corp.
4.500% due 04/20/25 EUR 950 1,157
Stora Enso OYJ
2.125% due 06/16/23 EUR 700 852
Telecom Italia SpA
2.750% due 04/15/25 EUR 3,100 3,732
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 GBP 785 1,077
Tesco Personal Finance Group PLC
3.500% due 07/25/25 GBP 1,000 1,354
Thyssenkrupp AG
2.875% due 02/22/24 EUR 1,800 1,942
Ubisoft Entertainment SA
1.289% due 01/30/23 EUR 1,000 1,184
Unione di Banche Italiane SpA
1.625% due 04/21/25 EUR 1,400 1,650
Vale SA
3.750% due 01/10/23 EUR 1,195 1,472
Valeo SA
Series EMTN
1.500% due 06/18/25 EUR 500 576
Volvo Car AB
2.125% due 04/02/24 EUR 1,650 1,936
VZ Vendor Financing BV
2.500% due 01/31/24 EUR 2,050 2,328
73,870
United States Government Treasuries - 4.0%
United States Treasury Inflation
Indexed Bonds
0.125% due 01/15/30 13,435 14,654
United States Treasury Notes
1.375% due 08/15/50 14,200 13,237
27,891
Total Long-Term Investments
(cost $551,985) 547,482
Common Stocks - 0.0%
Consumer Discretionary - 0.0%
Constellis Holdings LLC(Æ) 4,968 5
Jason, Inc.(Æ) 5,687 28
33
Energy - 0.0%
Southcross Energy Partners LLC(Æ) 7,201 1

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
404 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Utilities - 0.0%
Anadarko Petroleum Corp.(Æ)(Š) 15,917 187
Total Common Stocks
(cost $318) 221
Preferred Stocks - 0.0%
Energy - 0.0%
Southcross Energy Partners LLC(Æ)
0.000% 10,561 6
Total Preferred Stocks
(cost $9) 6
Options Purchased - 0.1%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Nov 2020 103.19
Call (1) USD 36,000 (ÿ) 87
JPMorgan Chase Nov 2020 104.70
Call (1) USD 22,000 (ÿ) 14
JPMorgan Chase Nov 2020 106.78
Call (1) USD 20,000 (ÿ) 15
JPMorgan Chase Dec 2020 102.72
Call (1) USD 35,000 (ÿ) 182
JPMorgan Chase Dec 2020 104.06
Call (1) USD 10,000 (ÿ) 56
JPMorgan Chase Dec 2020 105.63
Call (1) USD 39,000 (ÿ) 65
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Citigroup, USD 0.724%/USD 3 Month
LIBOR, USD 6,473, 11/04/30)
Citigroup Nov 2020 0.00 Call (1) 6,473 (ÿ) —
(Goldman Sachs, USD 0.420%/USD 3
Month LIBOR, USD 1,942, 11/16/25)
Goldman Sachs Nov 2020 0.00 Call
(1) 1,942 (ÿ) 3
(Citigroup, USD 3 Month LIBOR/USD
0.724%, USD 6,473, 11/04/30)
Citigroup Nov 2020 0.00 Put (1) 6,473 (ÿ) 99
(Goldman Sachs, USD 3 Month LIBOR/
USD 0.420%, USD 1,942, 11/16/25)
Goldman Sachs Nov 2020 0.00 Put (1) 1,942 (ÿ) 6
Total Options Purchased
(cost $402) 527
Short-Term Investments - 13.9%
Ascena Retail Group, Inc. 2020 DIP
Term Loan
12.750% due 01/23/21 (USD 1 Month
LIBOR + 11.750%)(Ê) 63 75
Hertz Corp. (The) 2020 DIP Term Loan
0.000% due 12/31/20 (~)(Ê)
(
Œ
)
(v) 2,450 2,413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Midas Intermediate Holdco II LLC Term
Loan B
3.750% due 08/18/21 (USD 3 Month
LIBOR  + 2.750%)(Ê) 986 927
Station Place Securitization Trust
Series 2020-13 Class A
1.649% due 10/10/21 (USD 1 Month
LIBOR + 0.015%)(Ê)(Š)(Þ) 428 428
Series 2020-2 Class A
0.998% due 03/26/21 (USD 1 Month
LIBOR + 0.830%)(Ê)(Þ) 693 693
Series 2020-6 Class A
1.899% due 09/07/21 (USD 1 Month
LIBOR + 1.750%)(Ê)(Š)(Þ) 319 319
U.S. Cash Management Fund(@) 59,019,252 (∞) 59,007
United States Treasury Bills
0.072% due 11/05/20 (ç)(ž) 1,108 1,108
0.086% due 11/12/20 (ç)(ž) 3,645 3,645
0.081% due 11/17/20 (ç)(ž) 1,597 1,597
0.088% due 12/03/20 (ç)(ž) 1,827 1,827
0.091% due 12/08/20 (ç)(ž) 800 800
0.112% due 12/10/20 (ç)(ž) 934 934
0.083% due 12/22/20 (ç)(ž) 210 210
0.094% due 12/24/20 (ç)(ž) 12,650 12,650
0.091% due 01/05/21 (ž) 2,201 2,201
0.084% due 01/12/21 (ž) 1,753 1,753
0.084% due 01/19/21 (ž) 3,553 3,552
Series WI
0.065% due 11/10/20 (ç)(ž) 1,029 1,029
United States Treasury Cash
Management Bills
Series WI
0.139% due 01/26/21 (ž) 1,836 1,835
Total Short-Term Investments
(cost $97,004) 97,003
Total Investments - 92.2%
(identified cost $649,718) 645,239
Securities Sold Short - (5.9)%
Long-Term Investments - (5.9)%
Mortgage-Backed Securities - (5.9)%
Fannie Mae
30 Year TBA(Ï)
1.500% (5,000) (5,031)
2.000% (18,000) (18,559)
2.500% (14,000) (14,586)
3.000% (3,000) (3,135)
(41,311)
Total Securities Sold Short
(proceeds $41,392) (41,311)
Other Assets and Liabilities,
Net - 13.7%
95,804

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Net Assets - 100.0%
699,732

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
406 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
9.9%
1Sharpe Mortgage Trust 07/31/20 636,000 100.00 636
638
AIMCO 12/12/17 500,000 100.00 500
427
Alcoa Nederland Holding BV 04/15/20 1,550,000 101.23 1,569
1,598
Anglo American Capital PLC 06/15/20 400,000 104.80 419
431
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 05/28/20 600,000 104.27 626
628
Arroyo Mortgage Trust 06/24/20 594,000 100.00 594
616
Avolon Holdings Funding, Ltd. 11/18/19 2,200,000 107.28 2,360
2,244
Banc of America Commercial Mortgage Trust 07/23/20 697,000 76.40 532
540
Bank Commercial Mortgage Pass-Through Certificates 07/28/20 563,000 71.01 400
434
Barry Callebaut Services NV 04/24/20 200,000 105.95 212
214
Bear Stearns Commercial Mortgage Securities Trust 08/24/17 135,000 100.21 135
73
BRAVO Residential Funding Trust 08/12/20 190,000 100.00 190
191
Canpack SA Eastern Land 10/15/20 348,000 100.00 348
352
Chevy Chase Funding LLC Mortgage-Backed Certificates 05/24/19 304,592 86.06 262
224
Citigroup Commercial Mortgage Trust 05/04/20 434,000 87.66 380
415
Colfax Corp. 11/18/19 350,000 105.24 368
364
Commercial Mortgage Trust 03/10/17 454,000 77.07 350
292
Commercial Mortgage Trust 06/22/17 202,000 81.34 164
109
Commercial Mortgage Trust 05/02/19 645,000 93.40 602
318
Commercial Mortgage Trust 01/24/20 355,000 75.23 267
314
Commercial Mortgage Trust 02/27/20 164,000 92.68 152
93
Commercial Mortgage Trust 08/26/20 297,000 88.05 262
263
Commercial Mortgage Trust 08/31/20 451,000 63.36 286
343
Commercial Mortgage Trust 10/15/20 421,000 73.80 311
307
Credit Suisse Commercial Mortgage Trust 12/13/17 8,746 100.76 9
9
Credit Suisse Mortgage Capital Certificates 07/31/20 837,000 100.00 837
843
CSAIL Commercial Mortgage Trust 07/23/20 209,000 87.79 183
190
DBUBS Mortgage Trust 04/23/20 264,000 85.63 226
246
DBUBS Mortgage Trust 05/15/20 251,000 99.32 249
251
Fannie Mae Connecticut Avenue Securities Trust 03/05/19 306,000 100.00 306
295
Fannie Mae Connecticut Avenue Securities Trust 04/09/19 147,000 100.00 147
141
Fannie Mae Connecticut Avenue Securities Trust 01/14/20 281,000 105.71 297
251
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 273,000 100.00 273
211
Fannie Mae Connecticut Avenue Securities Trust 04/28/20 731,817 87.95 644
725
First Quantum Minerals, Ltd. 11/18/19 400,000 100.83 403
402
Fortescue Metals Group, Ltd. 01/24/20 1,300,000 105.35 1,370
1,391
Freddie Mac Seasoned Credit Risk Transfer Trust 05/08/19 183,000 93.89 172
183
Freddie Mac Structured Agency Credit Risk Debt Notes 10/01/19 317,077 100.89 320
311
Freddie Mac Structured Agency Credit Risk Debt Notes 10/03/19 404,000 108.95 440
377
Freddie Mac Structured Agency Credit Risk Debt Notes 10/11/19 243,000 129.40 314
234
Freddie Mac Structured Agency Credit Risk Debt Notes 10/16/19 204,000 91.66 187
162
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 239,000 126.00 301
213
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 76,000 127.43 97
71
Freddie Mac Structured Agency Credit Risk Debt Notes 01/31/20 100,000 138.66 139
94
Freddie Mac Structured Agency Credit Risk Debt Notes 02/05/20 170,000 124.06 211
153
Freddie Mac Structured Agency Credit Risk Debt Notes 04/24/20 1,130,000 85.97 971
1,106
Freddie Mac Structured Agency Credit Risk Debt Notes 06/30/20 462,000 100.00 462
490
Freddie Mac Structured Agency Credit Risk Debt Notes 07/21/20 286,000 100.00 286
305
Freddie Mac Structured Agency Credit Risk Debt Notes 08/18/20 794,000 100.00 794
856
Fresenius US Finance II, Inc. 11/18/19 1,800,000 103.93 1,871
1,899
GC EOS Buyer, Inc. 07/17/20 296,000 95.42 282
293
GE Capital Funding, LLC 05/07/20 720,000 101.26 729
769
Genworth Mortgage Insurance Corp. 10/15/20 150,000 100.00 150
150
GS Mortgage Securities Trust 10/01/18 819,000 88.17 722
346
GS Mortgage Securities Trust 05/19/20 513,000 67.06 344
400
GS Mortgage Securities Trust 07/16/20 198,000 99.78 198
199
GS Mortgage Securities Trust 08/11/20 336,000 79.10 266
290
GS Mortgage Securities Trust 08/13/20 271,000 90.55 245
251
GS Mortgage Securities Trust 09/23/20 518,000 84.48 438
431
Guggenheim CLO LLC 10/05/18 757,000 99.13 750
637
Hanesbrands, Inc. 11/19/19 2,800,000 103.72 2,904
2,916
Intesa Sanpaolo SpA 11/18/19 1,500,000 101.53 1,523
1,583
JPMBB Commercial Mortgage Securities Trust 03/20/17 650,000 70.82 460
409

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 407
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
JPMBB Commercial Mortgage Securities Trust 10/31/19 275,000 91.12 251
179
JPMorgan Chase Commercial Mortgage Securities Trust 09/22/16 500,000 96.45 482
275
JPMorgan Chase Commercial Mortgage Securities Trust 12/13/17 901,000 100.34 904
276
JPMorgan Chase Commercial Mortgage Securities Trust 06/14/18 500,000 73.33 367
295
JPMorgan Chase Commercial Mortgage Securities Trust 03/06/19 176,000 97.75 172
52
JPMorgan Chase Commercial Mortgage Securities Trust 04/24/20 319,000 96.21 307
302
JPMorgan Chase Commercial Mortgage Securities Trust 05/28/20 226,000 99.50 225
227
JPMorgan Chase Commercial Mortgage Securities Trust 06/16/20 468,000 91.05 426
448
JPMorgan Chase Commercial Mortgage Securities Trust 10/15/20 193,000 94.16 182
182
LCM XVIII, LP 04/12/18 750,000 100.00 750
607
Magnetite XV CLO, Ltd. 01/08/19 275,000 92.02 253
237
Marble Point CLO XII, Ltd. 04/10/18 700,000 100.00 700
524
Mello Warehouse Securitization Trust 05/08/19 700,000 100.00 700
700
Mello Warehouse Securitization Trust 10/21/20 159,000 100.00 159
159
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 758,382 88.28 670
341
Morgan Stanley Bank of America Merrill Lynch Trust 04/05/18 276,000 48.1 8 237
133
Morgan Stanley Bank of America Merrill Lynch Trust 05/02/18 885 ,000 4 3. 21 719
382
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/19 272,000 50.79 138
62
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/20 387,000 93.25 361
196
Morgan Stanley Bank of America Merrill Lynch Trust 07/16/20 495,000 86.23 427
434
Morgan Stanley Bank of America Merrill Lynch Trust 07/28/20 466,000 91.62 427
464
Morgan Stanley Capital I Trust 08/21/17 384,000 87.97 338
190
Morgan Stanley Capital I Trust 05/01/18 383,000 90.08 319
345
Morgan Stanley Capital I Trust 05/08/18 145 ,000 60.02 125
87
Morgan Stanley Capital I Trust 09/09/20 215,000 74.91 161
163
Morgan Stanley Capital I Trust 09/09/20 395,000 82.55 326
329
Morgan Stanley Capital I Trust 09/15/20 270,000 73.29 198
194
Mortgage Repurchase Agreement Financing Trust 05/22/20 300,000 100.00 300
300
Mortgage Repurchase Agreement Financing Trust 07/21/20 148,000 100.00 148
148
Mortgage Repurchase Agreement Financing Trust 10/30/20 230,000 100.00 230
230
Multifamily Connecticut Avenue Securities Trust 03/10/20 372,000 100.00 372
352
Mylan, Inc. 11/18/19 630,000 100.95 636
662
Nationstar HECM Loan Trust 11/21/19 425,000 100.00 425
424
Netflix, Inc. 06/11/20 300,000 102.44 307
312
NRG Energy, Inc. 11/18/19 850,000 102.49 871
916
NXP BV / NXP Funding LLC 11/19/19 2,900,000 106.93 3,101
3,248
NXP BV / NXP Funding LLC / NXP USA, Inc. 05/05/20 370,000 101.03 374
394
Oaktown Re, Ltd. 07/10/18 39,758 102.82 41
40
Oaktown Re, Ltd. 07/19/18 340,000 100.00 340
326
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/18/19 250,000 102.12 255
262
Radnor RE, Ltd. 09/29/20 323,000 100.00 323
324
Range Resources Corp. 08/26/20 900,000 103.21 929
954
Sealed Air Corp. 11/19/19 2,300,000 106.59 2,451
2,510
SIG Combibloc PurchaseCo SARL 06/11/20 EUR 723,000 113.00 817
857
Sound Point CLO III-R, Ltd. 01/09/19 300,000 96.38 289
195
Sound Point CLO XIX, Ltd. 03/27/18 1,400,000 99.16 1,388
1,043
Station Place Securitization Trust 02/24/20 693,000 100.00 693
693
Station Place Securitization Trust 06/02/20 319,000 100.00 319
319
Station Place Securitization Trust 06/24/20 344,000 100.00 344
344
Station Place Securitization Trust 09/08/20 428,000 100.00 428
428
Station Place Securitization Trust 10/22/20 425,000 100.00 425
425
Steele Creek CLO, Ltd. 11/07/17 250,000 100.00 250
177
Steele Creek CLO, Ltd. 03/28/18 1,125,000 100.00 1,125
791
TerraForm Power Operating LLC 05/20/20 1,500,000 102.05 1,531
1,526
T-Mobile USA, Inc. 05/14/20 2,400,000 104.87 2,517
2,629
T-Mobile USA, Inc. 08/17/20 1,000,000 101.38 1,014
1,007
Towd Point Mortgage Trust 05/14/20 293,000 102.48 300
317
Towd Point Mortgage Trust 05/21/20 138,000 90.08 124
138
Trinitas CLO VIII, Ltd. 07/11/19 2,000,000 90.71 1,815
1,567
Trinitas CLO X, Ltd. 03/15/19 700,000 95.46 668
629
UBS Commercial Mortgage Trust 08/01/18 831,000 50.52 420
258
UBS Commercial Mortgage Trust 08/04/20 362,000 68.64 248
259
UBS Commercial Mortgage Trust 08/25/20 326,000 75.05 245
253
UBS-Barclays Commercial Mortgage Trust 09/23/16 155,000 94.51 146
65

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
408 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
UBS-Barclays Commercial Mortgage Trust 11/17/16 221,000 70.58 156
32
UBS-Barclays Commercial Mortgage Trust 05/07/19 258,000 96.77 250
139
UBS-Barclays Commercial Mortgage Trust 05/28/20 161,000 99.31 160
165
UBS-Barclays Commercial Mortgage Trust 07/09/20 517,000 96.61 499
510
UBS-Citigroup Commercial Mortgage Trust 04/28/20 401,000 94.44 379
411
UniCredit SpA 11/18/19 350,000 113.08 396
410
Vista Point Securitization Trust 07/30/20 1,069,000 99.99 1,069
1,071
Wells Fargo Commercial Mortgage Trust 10/03/16 492,000 88.79 437
173
Wells Fargo Commercial Mortgage Trust 02/14/17 381,000 83.31 317
182
Wells Fargo Commercial Mortgage Trust 05/07/20 303,000 92.51 280
299
WFRBS Commercial Mortgage Trust 12/15/16 795,000 89.98 715
322
WFRBS Commercial Mortgage Trust 03/10/17 998,000 81.96 818
555
WFRBS Commercial Mortgage Trust 05/05/17 140,000 53.88 136
202
WFRBS Commercial Mortgage Trust 05/23/17 550 ,000 36 .77 462
75
WFRBS Commercial Mortgage Trust 10/16/18 399,000 86.54 345
314
Zais CLO 11, Ltd. 11/16/18 250,000 97.33 243
127
69,603
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 321 AUD 47,994 12/20
314
Japanese 10 Year Government Bond Futures 27 JPY 4,100,761 12/20
2
Short Positions
Canadian 10 Year Government Bond Futures 103 CAD 15,557 12/20
67
Euro-Bund Futures 153 EUR 26,951 12/20
(362)
Long Gilt Futures 123 GBP 16,689 12/20
21
United States 5 Year Treasury Note Futures 153 USD 19,217 12/20
38
United States 10 Year Treasury Note Futures 135 USD 18,660 12/20
120
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
200
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.70 USD 22,000 11/05/20
(50)
Fannie Mae Bonds
JPMorgan Chase
Put 1 106.78 USD 20,000 11/05/20
(12)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.72 USD 35,000 12/07/20
(117)
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.06 USD 10,000 12/07/20
(57)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.63 USD 39,000 12/07/20
(54)
Total Liability for Options Written (premiums received $188)
(290)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 409
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Northern Trust EUR 650 USD 770 12/16/20 12
Royal Bank of Canada EUR 730 USD 863 12/16/20 12
Royal Bank of Canada EUR 750 USD 887 12/16/20 12
Royal Bank of Canada EUR 38,250 USD 45,525 12/16/20 931
Royal Bank of Canada GBP 4,350 USD 5,603 12/16/20 (34)
State Street EUR 38,250 USD 45,524 12/16/20 931
State Street GBP 4,350 USD 5,604 12/16/20 (34)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
1,830
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index - Fannie Mae 30
Year 4.000% JPMorgan Chase USD 1,718 1 Month LIBOR
(1)
01/12/45 — (7) (7)
Short
Markit IOS Index - Fannie Mae 30
Year 4.000% Goldman Sachs USD 1,718 1 Month LIBOR
(1)
01/12/45 — 7 7
Total Open Total Return Swap Contracts (å) — — —
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 19,100 Three Month LIBOR
(2)
0.234%
(3)
11/03/22
— — —
Barclays USD 163,999 Three Month LIBOR
(2)
0.250%
(3)
12/16/22
(104) 74 (30)
Barclays USD 3,237 0.350%
(3)
Three Month LIBOR
(2)
07/06/25
— (6) (6)
Barclays USD 2,019 0.300%
(3)
Three Month LIBOR
(2)
07/14/25
— (11) (11)
Barclays USD 1,437 0.277%
(3)
Three Month LIBOR
(2)
08/12/25
— (10) (10)
Barclays USD 1,837 Three Month LIBOR
(2)
0.344%
(3)
10/13/25
— 9 9
Barclays USD 1,942 Three Month LIBOR
(2)
0.410%
(3)
10/13/25
— 3 3
Barclays USD 4,798 0.435%
(3)
Three Month LIBOR
(2)
11/02/25
— (3) (3)
Barclays USD 55,400 Three Month LIBOR
(2)
0.350%
(3)
12/16/25
(1) 313 312
Barclays USD 932 0.645%
(3)
Three Month LIBOR
(2)
07/15/30
— (17) (17)
Barclays USD 6,473 0.556%
(3)
Three Month LIBOR
(2)
08/05/30
— (186) (186)
Barclays USD 6,473 Three Month LIBOR
(2)
0.564%
(3)
09/08/30
— 189 189
Barclays USD 6,042 Three Month LIBOR
(2)
0.717%
(3)
10/07/30
— 91 91
Barclays USD 1,688 Three Month LIBOR
(2)
0.838%
(3)
10/23/30
— 6 6
Barclays USD 808 0.781%
(3)
Three Month LIBOR
(2)
10/30/30
— (8) (8)
Barclays USD 337 0.805%
(3)
Three Month LIBOR
(2)
11/02/30
— (3) (3)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
410 Unconstrained Total Return Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 6,496 0.700%
(3)
Three Month LIBOR
(2)
12/16/30
(45) (80) (125)
Barclays USD 360 1.150%
(3)
Three Month LIBOR
(2)
12/16/50
(1) (13) (14)
Total Open Interest Rate Swap Contracts (å)
(151) 348 197
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
AES Corp. Goldman Sachs
Sell
1.201% USD 2,100 5.000%
(2)
12/20/25
327 83 410
AK Steel Corp JPMorgan Chase
Sell
3.856% USD 175 5.000%
(2)
06/20/25
3 6 9
Anglo American PLC Goldman Sachs
Sell
1.218% EUR 900 5.000%
(2)
12/20/25
203 5 208
Anglo American PLC JPMorgan Chase
Sell
1.218% EUR 500 5.000%
(2)
12/20/25
122 (6) 116
Arcelor Mittal Barclays
Sell
2.319% EUR 900 5.000%
(2)
12/20/25
163 (19) 144
Arcelor Mittal JPMorgan Chase
Sell
2.319% EUR 500 5.000%
(2)
12/20/25
72 8 80
Arcelor Mittal JPMorgan Chase
Sell
2.319% EUR 1,050 5.000%
(2)
12/20/25
135 33 168
Ardagh Pkging Fin PLC Barclays
Sell
2.238% EUR 1,250 5.000%
(2)
06/20/25
229 (39) 190
Barclays JPMorgan Chase
Sell
1.531% EUR 950 1.000%
(2)
12/20/25
(55) 26 (29)
Calpine Corp Goldman Sachs
Sell
2.472% USD 1,500 5.000%
(2)
12/20/25
215 (23) 192
Canadian Natural
Resources JPMorgan Chase
Sell
1.255% USD 700 1.000%
(2)
12/20/25
— (8) (8)
Cleveland-Cliffs Inc. JPMorgan Chase
Sell
5.389% USD 175 5.000%
(2)
06/20/25
1 (3) (2)
CMBX NA Index Credit Suisse
Sell
0.012% USD 2,052 3.000%
(2)
05/11/63
(193) (471) (664)
Dell Goldman Sachs
Sell
2.466% USD 2,250 1.000%
(2)
12/20/25
(162) 6 (156)
Devon JPMorgan Chase
Sell
2.440% USD 1,400 1.000%
(2)
12/20/25
(43) (51) (94)
Enbridge Inc. Barclays
Sell
1.014% USD 600 1.000%
(2)
12/20/25
(2) 2 —
Fiat Goldman Sachs
Sell
1.623% EUR 150 5.000%
(2)
06/20/25
6 22 28
Glencore Finance JPMorgan Chase
Sell
1.911% EUR 1,250 5.000%
(2)
12/20/25
229 3 232
Glencore Finance JPMorgan Chase
Sell
1.911% EUR 250 5.000%
(2)
12/20/25
52 (6) 46
Hess Corporation Barclays
Sell
2.343% USD 1,200 1.000%
(2)
12/20/25
(28) (48) (76)
J Sainsbury PLC Goldman Sachs
Sell
0.673% EUR 650 1.000%
(2)
12/20/25
10 4 14
Jaguar Land Rover JPMorgan Chase
Sell
7.855% EUR 800 5.000%
(2)
12/20/24
41 (125) (84)
KB Home Barclays
Sell
1.822% USD 1,400 5.000%
(2)
12/20/25
165 60 225
KB Home Goldman Sachs
Sell
1.822% USD 500 5.000%
(2)
12/20/25
80 — 80
L Brands, Inc. Barclays
Sell
3.376% USD 2,250 1.000%
(2)
12/20/25
(529) 283 (246)
Macys, Inc. Barclays
Sell
12.031% USD 200 1.000%
(2)
06/20/25
(10) (59) (69)
Macys, Inc. Barclays
Sell
12.031% USD 1,200 1.000%
(2)
06/20/25
(52) (365) (417)
Marks & Spencer PLC Barclays
Sell
3.524% EUR 1,100 1.000%
(2)
12/20/25
(141) (9) (150)
NRG Energy, Inc Goldman Sachs
Sell
2.118% USD 700 5.000%
(2)
12/20/25
95 7 102

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 411
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
NRG Energy, Inc JPMorgan Chase
Sell
2.118% USD 500 5.000%
(2)
12/20/25
86 (13) 73
Peugeot SA JPMorgan Chase
Sell
1.669% EUR 2,000 5.000%
(2)
12/20/25
325 78 403
Pulte JPMorgan Chase
Sell
1.016% USD 1,100 5.000%
(2)
12/20/25
198 28 226
Tesco PL Goldman Sachs
Sell
0.828% EUR 2,050 1.000%
(2)
12/20/25
20 4 24
Thyssenkrupp Ag Barclays
Sell
4.299% EUR 150 1.000%
(2)
06/20/25
(22) (2) (24)
UPC Holding BV JPMorgan Chase
Sell
2.700% EUR 1,020 5.000%
(2)
12/20/25
119 21 140
UPC Holding BV JPMorgan Chase
Sell
2.700% EUR 100 5.000%
(2)
12/20/25
11 3 14
Virgin Media Finance PLC Barclays
Sell
2.919% EUR 500 5.000%
(2)
12/20/25
84 (22) 62
Virgin Media Finance PLC Goldman Sachs
Sell
2.919% EUR 2,020 5.000%
(2)
12/20/25
295 (44) 251
Total Open Corporate Issues Contracts 2,049 (631) 1,418
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 165 (3.000%)
(2)
11/17/59
36 2 38
CMBX NA Index Bank of America
Sell
USD 115 3.000%
(2)
05/11/63
(9) (28) (37)
CMBX NA Index Bank of America
Sell
USD 160 3.000%
(2)
05/11/63
(14) (38) (52)
CMBX NA Index Bank of America
Sell
USD 8 3.000%
(2)
05/11/63
(1) (2) (3)
CMBX NA Index Bank of America
Purchase
USD 220 (3.000%)
(2)
01/17/47
17 38 55
CMBX NA Index Bank of America
Sell
USD 77 3.000%
(2)
05/11/63
(6) (19) (25)
CMBX NA Index Bank of America
Sell
USD 2,735 3.000%
(2)
05/11/63
(244) (641) (885)
CMBX NA Index Bank of America
Sell
USD 52 3.000%
(2)
05/11/63
(5) (12) (17)
CMBX NA Index Bank of America
Purchase
USD 291 (5.000%)
(2)
11/18/54
144 (41) 103
CMBX NA Index Bank of America
Sell
USD 15 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Bank of America
Sell
USD 867 5.000%
(2)
05/11/63
(97) (337) (434)
CMBX NA Index Bank of America
Purchase
USD 310 (5.000%)
(2)
11/17/59
18 122 140
CMBX NA Index Bank of America
Purchase
USD 1,312 (5.000%)
(2)
09/17/58
51 530 581
CMBX NA Index Bank of America
Sell
USD 33 3.000%
(2)
05/11/63
(2) (9) (11)
CMBX NA Index Citigroup
Purchase
USD 1,127 (5.000%)
(2)
09/17/58
118 381 499
CMBX NA Index Citigroup
Purchase
USD 159 (3.000%)
(2)
11/17/59
35 2 37
CMBX NA Index Citigroup
Purchase
USD 74 (5.000%)
(2)
08/17/61
24 1 25
CMBX NA Index Citigroup
Sell
USD 25 3.000%
(2)
05/11/63
(2) (6) (8)
CMBX NA Index Citigroup
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 54 70
CMBX NA Index Citigroup
Sell
USD 38 5.000%
(2)
05/11/63
(6) (13) (19)
CMBX NA Index Citigroup
Sell
USD 10,000 3.000%
(2)
05/11/63
(3,313) 76 (3,237)
CMBX NA Index Citigroup
Purchase
USD 248 (3.000%)
(2)
08/17/61
83 (31) 52
CMBX NA Index Citigroup
Purchase
USD 58 (5.000%)
(2)
10/17/57
7 22 29
CMBX NA Index Citigroup
Purchase
USD 159 (5.000%)
(2)
11/18/54
15 41 56
CMBX NA Index Citigroup
Purchase
USD 463 (5.000%)
(2)
11/18/54
59 105 164

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
412 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Citigroup
Purchase
USD 128 (5.000%)
(2)
11/17/59
14 44 58
CMBX NA Index Citigroup
Purchase
USD 114 (3.000%)
(2)
11/18/54
37 (14) 23
CMBX NA Index Citigroup
Sell
USD 117 5.000%
(2)
11/18/54
(66) 24 (42)
CMBX NA Index Citigroup
Sell
USD 181 2.000%
(2)
05/11/63
(21) (2) (23)
CMBX NA Index Citigroup
Purchase
USD 243 (3.000%)
(2)
08/17/61
86 (35) 51
CMBX NA Index Citigroup
Purchase
USD 93 (3.000%)
(2)
11/18/54
14 5 19
CMBX NA Index Citigroup
Sell
USD 77 3.000%
(2)
05/11/63
(5) (20) (25)
CMBX NA Index Citigroup
Purchase
USD 77 (5.000%)
(2)
09/17/58
3 31 34
CMBX NA Index Citigroup
Sell
USD 1,359 5.000%
(2)
01/17/47
(70) (534) (604)
CMBX NA Index Citigroup
Purchase
USD 10 (5.000%)
(2)
09/17/58
— 4 4
CMBX NA Index Citigroup
Purchase
USD 66 (5.000%)
(2)
09/17/58
3 26 29
CMBX NA Index Citigroup
Purchase
USD 46 (5.000%)
(2)
11/18/54
2 14 16
CMBX NA Index Citigroup
Purchase
USD 46 (5.000%)
(2)
11/18/54
2 14 16
CMBX NA Index Citigroup
Purchase
USD 36 (5.000%)
(2)
11/18/54
2 11 13
CMBX NA Index Citigroup
Purchase
USD 3 (3.000%)
(2)
01/17/47
1 — 1
CMBX NA Index Citigroup
Purchase
USD 341 (3.000%)
(2)
11/17/59
79 (1) 78
CMBX NA Index Citigroup
Purchase
USD 110 (3.000%)
(2)
11/17/59
27 (2) 25
CMBX NA Index Citigroup
Sell
USD 57 2.000%
(2)
05/11/63
(7) — (7)
CMBX NA Index Citigroup
Purchase
USD 185 (3.000%)
(2)
11/17/59
40 3 43
CMBX NA Index Citigroup
Purchase
USD 96 (3.000%)
(2)
08/17/61
20 — 20
CMBX NA Index Citigroup
Purchase
USD 38 (3.000%)
(2)
08/17/61
8 — 8
CMBX NA Index Citigroup
Purchase
USD 131 (5.000%)
(2)
11/18/54
9 37 46
CMBX NA Index Citigroup
Sell
USD 256 3.000%
(2)
08/17/61
(41) (13) (54)
CMBX NA Index Citigroup
Purchase
USD 93 (3.000%)
(2)
11/18/54
14 5 19
CMBX NA Index Citigroup
Purchase
USD 232 (3.000%)
(2)
11/17/59
55 (2) 53
CMBX NA Index Citigroup
Purchase
USD 170 (3.000%)
(2)
11/18/54
56 (21) 35
CMBX NA Index Citigroup
Purchase
USD 343 (3.000%)
(2)
11/17/59
102 (23) 79
CMBX NA Index Citigroup
Purchase
USD 162 (3.000%)
(2)
11/18/54
52 (19) 33
CMBX NA Index Citigroup
Purchase
USD 117 (5.000%)
(2)
09/17/58
8 44 52
CMBX NA Index Citigroup
Sell
USD 91 3.000%
(2)
05/11/63
(6) (23) (29)
CMBX NA Index Citigroup
Sell
USD 218 2.000%
(2)
05/11/63
(39) 12 (27)
CMBX NA Index Citigroup
Sell
USD 34 3.000%
(2)
05/11/63
(3) (8) (11)
CMBX NA Index Citigroup
Sell
USD 200 5.000%
(2)
05/11/63
(100) — (100)
CMBX NA Index Citigroup
Purchase
USD 114 (3.000%)
(2)
09/17/58
27 2 29
CMBX NA Index Citigroup
Purchase
USD 162 (3.000%)
(2)
08/17/61
54 (20) 34
CMBX NA Index Citigroup
Purchase
USD 243 (3.000%)
(2)
08/17/61
85 (34) 51
CMBX NA Index Citigroup
Purchase
USD 332 (5.000%)
(2)
09/17/58
21 126 147
CMBX NA Index Citigroup
Purchase
USD 262 (3.000%)
(2)
08/17/61
90 (35) 55
CMBX NA Index Citigroup
Purchase
USD 193 (3.000%)
(2)
08/17/61
67 (26) 41
CMBX NA Index Citigroup
Sell
USD 454 2.000%
(2)
05/11/63
(76) 19 (57)
CMBX NA Index Citigroup
Sell
USD 20 2.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Citigroup
Purchase
USD 191 (3.000%)
(2)
11/18/54
61 (22) 39
CMBX NA Index Citigroup
Sell
USD 330 2.000%
(2)
05/11/63
(51) 10 (41)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 413
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Citigroup
Sell
USD 495 2.000%
(2)
05/11/63
(75) 13 (62)
CMBX NA Index Citigroup
Purchase
USD 85 (3.000%)
(2)
11/18/54
28 (11) 17
CMBX NA Index Citigroup
Sell
USD 2,272 2.000%
(2)
05/11/63
(378) 94 (284)
CMBX NA Index Credit Suisse
Purchase
USD 169 (5.000%)
(2)
11/17/59
21 55 76
CMBX NA Index Credit Suisse
Purchase
USD 1,029 (3.000%)
(2)
01/17/47
77 179 256
CMBX NA Index Credit Suisse
Sell
USD 12 3.000%
(2)
05/11/63
(1) (3) (4)
CMBX NA Index Credit Suisse
Sell
USD 253 5.000%
(2)
01/17/47
(33) (79) (112)
CMBX NA Index Credit Suisse
Sell
USD 147 3.000%
(2)
05/11/63
(16) (32) (48)
CMBX NA Index Credit Suisse
Sell
USD 900 5.000%
(2)
05/11/63
(161) (290) (451)
CMBX NA Index Credit Suisse
Purchase
USD 321 (5.000%)
(2)
11/17/59
42 103 145
CMBX NA Index Credit Suisse
Purchase
USD 320 (5.000%)
(2)
11/17/59
37 107 144
CMBX NA Index Credit Suisse
Purchase
USD 56 (5.000%)
(2)
01/17/47
8 17 25
CMBX NA Index Credit Suisse
Purchase
USD 261 (5.000%)
(2)
09/17/58
26 90 116
CMBX NA Index Goldman Sachs
Sell
USD 73 3.000%
(2)
05/11/63
(10) (14) (24)
CMBX NA Index Goldman Sachs
Sell
USD 1 3.000%
(2)
05/11/63
— — —
CMBX NA Index Goldman Sachs
Sell
USD 76 3.000%
(2)
05/11/63
(8) (17) (25)
CMBX NA Index Goldman Sachs
Sell
USD 700 3.000%
(2)
05/11/63
(32) (194) (226)
CMBX NA Index Goldman Sachs
Sell
USD 9,000 3.000%
(2)
05/11/63
(1,415) (1,497) (2,912)
CMBX NA Index Goldman Sachs
Sell
USD 14 5.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Goldman Sachs
Purchase
USD 79 (5.000%)
(2)
05/11/63
10 30 40
CMBX NA Index Goldman Sachs
Sell
USD 149 3.000%
(2)
05/11/63
(11) (37) (48)
CMBX NA Index Goldman Sachs
Sell
USD 362 3.000%
(2)
05/11/63
(29) (88) (117)
CMBX NA Index Goldman Sachs
Sell
USD 145 3.000%
(2)
05/11/63
(16) (31) (47)
CMBX NA Index Goldman Sachs
Sell
USD 3,500 3.000%
(2)
05/11/63
(428) (704) (1,132)
CMBX NA Index Goldman Sachs
Sell
USD 184 3.000%
(2)
05/11/63
(19) (41) (60)
CMBX NA Index Goldman Sachs
Sell
USD 52 3.000%
(2)
05/11/63
(5) (12) (17)
CMBX NA Index Goldman Sachs
Sell
USD 2,768 3.000%
(2)
01/17/47
(189) (500) (689)
CMBX NA Index Goldman Sachs
Sell
USD 217 5.000%
(2)
05/11/63
(25) (84) (109)
CMBX NA Index Goldman Sachs
Sell
USD 115 5.000%
(2)
05/11/63
(13) (45) (58)
CMBX NA Index Goldman Sachs
Sell
USD 90 3.000%
(2)
05/11/63
(5) (24) (29)
CMBX NA Index Goldman Sachs
Sell
USD 74 3.000%
(2)
05/11/63
(4) (20) (24)
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
09/17/58
2 22 24
CMBX NA Index Goldman Sachs
Purchase
USD 19 (5.000%)
(2)
10/17/57
2 8 10
CMBX NA Index Goldman Sachs
Sell
USD 44 3.000%
(2)
05/11/63
(3) (11) (14)
CMBX NA Index Goldman Sachs
Purchase
USD 81 (3.000%)
(2)
08/17/61
16 1 17
CMBX NA Index Goldman Sachs
Purchase
USD 81 (3.000%)
(2)
11/17/59
18 1 19
CMBX NA Index Goldman Sachs
Sell
USD 108 3.000%
(2)
12/16/72
(17) (1) (18)
CMBX NA Index Goldman Sachs
Sell
USD 103 3.000%
(2)
12/16/72
(16) (2) (18)
CMBX NA Index Goldman Sachs
Purchase
USD 240 (5.000%)
(2)
01/17/47
41 66 107
CMBX NA Index Goldman Sachs
Sell
USD 14 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Goldman Sachs
Purchase
USD 98 (5.000%)
(2)
01/17/47
15 29 44
CMBX NA Index Goldman Sachs
Sell
USD 3,159 3.000%
(2)
05/11/63
(254) (768) (1,022)
CMBX NA Index Goldman Sachs
Purchase
USD 155 (3.000%)
(2)
08/17/61
52 (19) 33

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
414 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 150 3.000%
(2)
05/11/63
(15) (34) (49)
CMBX NA Index Goldman Sachs
Sell
USD 123 3.000%
(2)
05/11/63
(16) (24) (40)
CMBX NA Index Goldman Sachs
Sell
USD 8,200 3.000%
(2)
05/11/63
(1,044) (1,609) (2,653)
CMBX NA Index Goldman Sachs
Sell
USD 50 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Goldman Sachs
Sell
USD 123 3.000%
(2)
05/11/63
(16) (24) (40)
CMBX NA Index Goldman Sachs
Sell
USD 84 3.000%
(2)
05/11/63
(12) (15) (27)
CMBX NA Index Goldman Sachs
Sell
USD 88 3.000%
(2)
05/11/63
(9) (19) (28)
CMBX NA Index Goldman Sachs
Sell
USD 42 3.000%
(2)
05/11/63
(3) (11) (14)
CMBX NA Index Goldman Sachs
Sell
USD 69 3.000%
(2)
01/17/47
(7) (10) (17)
CMBX NA Index Goldman Sachs
Sell
USD 58 3.000%
(2)
05/11/63
(9) (10) (19)
CMBX NA Index Goldman Sachs
Sell
USD 19 3.000%
(2)
05/11/63
(1) (5) (6)
CMBX NA Index Goldman Sachs
Purchase
USD 36 (5.000%)
(2)
08/17/61
13 (1) 12
CMBX NA Index Goldman Sachs
Sell
USD 29 3.000%
(2)
05/11/63
(2) (7) (9)
CMBX NA Index Goldman Sachs
Sell
USD 255 3.000%
(2)
05/11/63
(20) (63) (83)
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
01/17/47
8 16 24
CMBX NA Index Goldman Sachs
Sell
USD 500 3.000%
(2)
05/11/63
(43) (119) (162)
CMBX NA Index Goldman Sachs
Sell
USD 61 3.000%
(2)
05/11/63
(6) (14) (20)
CMBX NA Index Goldman Sachs
Sell
USD 304 3.000%
(2)
05/11/63
(48) (50) (98)
CMBX NA Index Goldman Sachs
Purchase
USD 7 (3.000%)
(2)
11/18/54
1 — 1
CMBX NA Index Goldman Sachs
Sell
USD 48 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Goldman Sachs
Sell
USD 146 3.000%
(2)
05/11/63
(14) (33) (47)
CMBX NA Index Goldman Sachs
Sell
USD 30 3.000%
(2)
05/11/63
(2) (8) (10)
CMBX NA Index Goldman Sachs
Sell
USD 14 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Goldman Sachs
Purchase
USD 37 (5.000%)
(2)
09/17/58
6 10 16
CMBX NA Index Goldman Sachs
Purchase
USD 40 (5.000%)
(2)
09/17/58
6 12 18
CMBX NA Index Goldman Sachs
Purchase
USD 74 (5.000%)
(2)
09/17/58
11 22 33
CMBX NA Index JPMorgan Chase
Sell
USD 12,700 3.000%
(2)
05/11/63
(4,083) (44) (4,127)
CMBX NA Index JPMorgan Chase
Purchase
USD 510 (3.000%)
(2)
01/17/47
122 5 127
CMBX NA Index JPMorgan Chase
Purchase
USD 356 (5.000%)
(2)
08/17/61
196 (77) 119
CMBX NA Index JPMorgan Chase
Purchase
USD 814 (5.000%)
(2)
01/17/47
399 (37) 362
CMBX NA Index JPMorgan Chase
Sell
USD 141 2.000%
(2)
05/11/63
(20) 2 (18)
CMBX NA Index JPMorgan Chase
Purchase
USD 208 (3.000%)
(2)
11/17/59
59 (11) 48
CMBX NA Index JPMorgan Chase
Sell
USD 331 5.000%
(2)
11/17/59
(27) (122) (149)
CMBX NA Index JPMorgan Chase
Purchase
USD 108 (3.000%)
(2)
08/17/61
36 (13) 23
CMBX NA Index JPMorgan Chase
Purchase
USD 158 (5.000%)
(2)
09/17/58
80 (10) 70
CMBX NA Index JPMorgan Chase
Purchase
USD 385 (5.000%)
(2)
11/18/54
210 (73) 137
CMBX NA Index JPMorgan Chase
Purchase
USD 89 (3.000%)
(2)
08/17/61
18 1 19
CMBX NA Index JPMorgan Chase
Purchase
USD 82 (3.000%)
(2)
08/17/61
29 (12) 17
CMBX NA Index JPMorgan Chase
Sell
USD 898 5.000%
(2)
05/11/63
(454) 4 (450)
CMBX NA Index JPMorgan Chase
Sell
USD 510 5.000%
(2)
05/11/63
(263) 8 (255)
CMBX NA Index JPMorgan Chase
Sell
USD 145 3.000%
(2)
12/16/72
(29) 4 (25)
CMBX NA Index JPMorgan Chase USD 74 3.000%
(2)
12/16/72
(15) 2 (13)
CMBX NA Index JPMorgan Chase
Purchase
USD 103 (3.000%)
(2)
08/17/61
24 (2) 22

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 415
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index JPMorgan Chase
Purchase
USD 181 (3.000%)
(2)
11/18/54
57 (20) 37
CMBX NA Index JPMorgan Chase
Purchase
USD 181 (3.000%)
(2)
11/18/54
58 (21) 37
CMBX NA Index JPMorgan Chase
Purchase
USD 112 (3.000%)
(2)
11/17/59
33 (7) 26
CMBX NA Index JPMorgan Chase
Purchase
USD 153 (5.000%)
(2)
10/17/57
76 1 77
CMBX NA Index JPMorgan Chase
Sell
USD 163 3.000%
(2)
12/16/72
(30) 2 (28)
CMBX NA Index JPMorgan Chase
Purchase
USD 91 (3.000%)
(2)
11/18/54
29 (10) 19
CMBX NA Index JPMorgan Chase
Purchase
USD 91 (3.000%)
(2)
11/18/54
29 (10) 19
CMBX NA Index Morgan Stanley
Sell
USD 96 3.000%
(2)
05/11/63
(7) (24) (31)
CMBX NA Index Morgan Stanley
Purchase
USD 48 (5.000%)
(2)
08/17/61
3 13 16
CMBX NA Index Morgan Stanley
Sell
USD 87 3.000%
(2)
05/11/63
(7) (21) (28)
CMBX NA Index Morgan Stanley
Sell
USD 62 3.000%
(2)
05/11/63
(5) (15) (20)
CMBX NA Index Morgan Stanley
Sell
USD 1,091 3.000%
(2)
05/11/63
(376) 23 (353)
CMBX NA Index Morgan Stanley
Sell
USD 124 3.000%
(2)
05/11/63
(8) (32) (40)
CMBX NA Index Morgan Stanley
Purchase
USD 126 (5.000%)
(2)
08/17/61
7 35 42
CMBX NA Index Morgan Stanley
Sell
USD 126 3.000%
(2)
05/11/63
(8) (33) (41)
CMBX NA Index Morgan Stanley
Sell
USD 7 2.000%
(2)
05/11/63
— (1) (1)
CMBX NA Index Morgan Stanley
Sell
USD 1,490 3.000%
(2)
05/11/63
(99) (383) (482)
CMBX NA Index Morgan Stanley
Purchase
USD 48 (5.000%)
(2)
08/17/61
29 (13) 16
CMBX NA Index Morgan Stanley
Purchase
USD 124 (5.000%)
(2)
09/17/58
4 51 55
CMBX NA Index Morgan Stanley
Purchase
USD 116 (5.000%)
(2)
09/17/58
15 36 51
CMBX NA Index Morgan Stanley
Purchase
USD 184 (3.000%)
(2)
11/18/54
59 (21) 38
CMBX NA Index Morgan Stanley
Purchase
USD 25 (5.000%)
(2)
08/17/61
2 6 8
CMBX NA Index Morgan Stanley
Sell
USD 98 3.000%
(2)
12/16/72
(18) 1 (17)
CMBX NA Index Morgan Stanley
Purchase
USD 167 (3.000%)
(2)
11/17/59
40 (2) 38
CMBX NA Index Morgan Stanley
Purchase
USD 115 (5.000%)
(2)
09/17/58
15 36 51
CMBX NA Index Morgan Stanley
Purchase
USD 176 (3.000%)
(2)
08/17/61
40 (3) 37
CMBX NA Index Morgan Stanley
Purchase
USD 188 (3.000%)
(2)
01/17/47
11 36 47
CMBX NA Index Morgan Stanley
Purchase
USD 147 (3.000%)
(2)
11/17/59
36 (2) 34
CMBX NA Index Morgan Stanley
Sell
USD 418 3.000%
(2)
12/16/72
(82) 11 (71)
CMBX NA Index Morgan Stanley
Sell
USD 33 3.000%
(2)
12/16/72
(7) 1 (6)
CMBX NA Index Morgan Stanley
Sell
USD 1 2.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 88 (5.000%)
(2)
10/17/57
44 — 44
CMBX NA Index Morgan Stanley
Purchase
USD 91 (3.000%)
(2)
11/18/54
28 (9) 19
CMBX NA Index Morgan Stanley
Purchase
USD 184 (3.000%)
(2)
11/18/54
59 (21) 38
CMBX NA Index Morgan Stanley
Purchase
USD 1,162 (5.000%)
(2)
01/17/47
186 331 517
CMBX NA Index Morgan Stanley
Sell
USD 360 5.000%
(2)
05/11/63
(83) (97) (180)
CMBX NA Index Morgan Stanley
Purchase
USD 69 (5.000%)
(2)
01/17/47
13 18 31
CMBX NA Index Morgan Stanley
Sell
USD 278 5.000%
(2)
05/11/63
(66) (73) (139)
CMBX NA Index Morgan Stanley
Purchase
USD 113 (5.000%)
(2)
01/17/47
22 28 50
CMBX NA Index Morgan Stanley
Sell
USD 179 5.000%
(2)
05/11/63
(42) (48) (90)
CMBX NA Index Morgan Stanley
Purchase
USD 187 (5.000%)
(2)
01/17/47
36 47 83
CMBX NA Index Morgan Stanley
Purchase
USD 181 (3.000%)
(2)
11/18/54
57 (20) 37
CMBX NA Index Morgan Stanley
Sell
USD 281 2.000%
(2)
05/11/63
(44) 9 (35)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
416 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Purchase
USD 84 (3.000%)
(2)
11/17/59
19 — 19
CMBX NA Index Morgan Stanley
Sell
USD 125 3.000%
(2)
12/16/72
(20) (1) (21)
CMBX NA Index Morgan Stanley
Purchase
USD 91 (3.000%)
(2)
11/17/59
20 1 21
CMBX NA Index Morgan Stanley
Purchase
USD 8 (5.000%)
(2)
09/17/58
1 3 4
CMBX NA Index Morgan Stanley
Purchase
USD 98 (5.000%)
(2)
09/17/58
6 37 43
CMBX NA Index Morgan Stanley
Purchase
USD 85 (3.000%)
(2)
01/17/47
3 18 21
CMBX NA Index Morgan Stanley
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 54 70
CMBX NA Index Morgan Stanley
Purchase
USD 105 (5.000%)
(2)
09/17/58
15 31 46
CMBX NA Index Morgan Stanley
Purchase
USD 2 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
8 16 24
CMBX NA Index Morgan Stanley
Purchase
USD 112 (5.000%)
(2)
09/17/58
15 35 50
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
2 22 24
CMBX NA Index Morgan Stanley
Purchase
USD 3 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Morgan Stanley
Purchase
USD 82 (5.000%)
(2)
08/17/61
6 21 27
CMBX NA Index Morgan Stanley
Purchase
USD 55 (5.000%)
(2)
08/17/61
4 14 18
CMBX NA Index Morgan Stanley
Sell
USD 28 3.000%
(2)
05/11/63
(2) (7) (9)
CMBX NA Index Morgan Stanley
Purchase
USD 23 (3.000%)
(2)
11/17/59
5 — 5
CMBX NA Index Morgan Stanley
Purchase
USD 136 (3.000%)
(2)
08/17/61
28 1 29
CMBX NA Index Morgan Stanley
Purchase
USD 168 (3.000%)
(2)
11/18/54
26 8 34
CMBX NA Index Morgan Stanley
Sell
USD 131 2.000%
(2)
05/11/63
(16) — (16)
CMBX NA Index Morgan Stanley
Purchase
USD 40 (3.000%)
(2)
08/17/61
12 (4) 8
CMBX NA Index Morgan Stanley
Purchase
USD 91 (3.000%)
(2)
08/17/61
30 (11) 19
CMBX NA Index Morgan Stanley
Sell
USD 108 3.000%
(2)
12/16/72
(17) (1) (18)
CMBX NA Index Morgan Stanley
Sell
USD 204 3.000%
(2)
12/16/72
(32) (3) (35)
CMBX NA Index Morgan Stanley
Purchase
USD 164 (3.000%)
(2)
11/18/54
52 (18) 34
CMBX NA Index Morgan Stanley
Purchase
USD 20 (3.000%)
(2)
11/17/59
4 1 5
Total Open Credit Indices Contracts (9,955) (6,328) (16,283)
Total Open Credit Default Swap Contracts (å) (7,906) (6,959)
(14,865)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 417
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 9,044 $ 424
$ —
$ 9,468 1. 3
Corporate Bonds and Notes — 94,104 —
—
94,104 13.4
International Debt — 61,519 —
—
61,519 8.8
Loan Agreements — 124,553 104
—
124,657 17.8
Mortgage-Backed Securities — 154,910 1,063
—
155,973 22.3
Non-US Bonds — 73,870 —
—
73,870 10.6
United States Government Treasuries — 27,891 —
—
27,891 4.0
Common Stocks
Consumer Discretionary — 33 —
—
33 —
*
Energy — 1 —
—
1 —
*
Utilities — — 187
—
187 —
*
Preferred Stocks — 6 —
—
6 —
*
Options Purchased 419 108 —
—
527 0.1
Short-Term Investments — 37,24 9 747
59,00 7
97,003 13.9
Total Investments 419 583,28 8 2,525 59,00 7 645,239 92. 2
Securities Sold Short***
Long-Term Investments — (41,31 1 ) —
—
(41,31 1 ) (5.9)
Other Assets and Liabilities, Net 13. 7
100.0
Other Financial Instruments
Assets
Futures Contracts 562 — —
—
562 0.1
Foreign Currency Exchange Contracts — 1,898 —
—
1,898 0.3
Total Return Swap Contracts — 7 —
—
7 —
*
Interest Rate Swap Contracts — 610 —
—
610 0.1
Credit Default Swap Contracts — 10,528 —
—
10,528 1 . 5
A
Liabilities
Futures Contracts (362) — —
—
(362) (0.1)
Options Written (290) — —
—
(290) (—)
*
Foreign Currency Exchange Contracts — (68) —
—
(68) (—)
*
Total Return Swap Contracts — (7) —
—
(7) (—)
*
Interest Rate Swap Contracts — (413) —
—
(413) (0.1)
Credit Default Swap Contracts — (25,393) —
—
(25,393) ( 3 . 6 )
Total Other Financial Instruments
**
$ (90) $ (12,838) $ — $ — $ (12,92 8 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
418 Unconstrained Total Return Fund
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
1,391
Belgium ..................................................................................
1,708
Bermuda .................................................................................
40
Brazil ......................................................................................
2,132
Canada ....................................................................................
1,679
Cayman Islands .......................................................................
3,684
Colombia .................................................................................
734
Finland ...................................................................................
2,394
France .....................................................................................
15,538
Germany .................................................................................
5,691
Ireland ....................................................................................
9,489
Italy ........................................................................................
7,938
Japan ......................................................................................
1,157
Luxembourg ............................................................................
9,281
Mexico ....................................................................................
4,308
Netherlands ............................................................................
21,803
Norway ....................................................................................
2,350
Spain .......................................................................................
5,542
Sweden ....................................................................................
1,936
Turkey .....................................................................................
2,639
United Kingdom ......................................................................
11,206
United States ...........................................................................
532,599
Total Investments .................................................................... 645,239
United States ...........................................................................
(41,311)
Total Securities Sold Short ...................................................... (41,311)

Russell Investment Company
Unconstrained Total Return Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 419
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ 527
Unrealized appreciation on foreign currency exchange contracts — 1,898 —
Variation margin on futures contracts** — — 562
Total return swap contracts, at fair value — — 7
Interest rate swap contracts, at fair value — — 6 1 0
Credit default swap contracts, at fair value 10,52 8 — —
Total
$ 10,52 8 $ 1,898 $ 1 , 706
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ — $ 362
Unrealized depreciation on foreign currency exchange contracts — 6 8 —
Options written, at fair value — — 290
Total return swap contracts, at fair value — — 7
Interest rate swap contracts, at fair value — — 41 3
Credit default swap contracts, at fair value 25,3 93 — —
Total
$ 25,3 93 $ 6 8 $ 1, 0 7 2
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 6,059 $ — $ 549 $ 2,780
Futures contracts (1, 431 ) — — 1,351
Options written (6,0 00 ) — 485 3,069
Total return swap contracts 84 — — —
Interest rate swap contracts — — — (4,072)
Credit default swap contracts — (2,3 52 ) — —
Foreign currency exchange contracts — — (10,762) —
Total
$ (1, 288 ) $ (2,3 52 ) $ (9,728) $ 3,128
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ 3,629 $ — $ 269 $ 640
Futures contracts 257 — — (154)
Options written (3,52 9 ) — (173) (472)
Total return swap contracts (1) — — —
Interest rate swap contracts — — — 76 6
Credit default swap contracts — (8, 706 ) — —
Foreign currency exchange contracts — — 1,663 —
Total
$ 35 6 $ (8, 706 ) $ 1,759 $ 7 80
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
420 Unconstrained Total Return Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 527 $ — $ 527
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,898 — 1,898
Total Return Swap Contracts Total return swap contracts, at fair value 7 — 7
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 610 — 610
Credit Default Swap Contracts Credit default swap contracts, at fair value 10,528 — 10,528
Total Financial and Derivative Assets
13,570 — 13,570
Financial and Derivative Assets not subject to a netting agreement
(2,434) — (2,434)
Total Financial and Derivative Assets subject to a netting agreement
$ 11,136 $ — $ 11,136
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 917 $ 583 $ — $ 334
Barclays
396 396 — —
Citigroup
1,520 1,520 — —
Credit Suisse
281 281 — —
Goldman Sachs
1,720 567 1,153 —
JPMorgan Chase
2,859 1,794 1,065 —
Morgan Stanley
1,544 1,544 — —
Northern Trust
13 — — 13
Royal Bank of Canada
955 34 880 41
State Street
931 34 880 17
Total
$ 11,136 $ 6,753 $ 3,9 78 $ 4 05

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 421
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 68 $ — $ 68
Options Written Contracts Options written, at fair value 290 — 290
Short Sales Securities sold short, at fair value 41,311 — 41,311
Total Return Swap Contracts Total return swap contracts, at fair value 7 — 7
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 413 — 413
Credit Default Swap Contracts Credit default swap contracts, at fair value 25,393 — 25,393
Total Financial and Derivative Liabilities
67,482 — 67,482
Financial and Derivative Liabilities not subject to a netting agreement
( 43 , 386 ) — ( 43 , 386 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 24 ,0 96 $ — $ 24 ,0 96
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 583 $ 583 $ — $ —
Barclays 983 396 300 287
Citigroup 4,633 1,520 — 3,113
Credit Suisse 503 281 — 222
Goldman Sachs 10 , 114 567 — 9, 547
JPMorgan Chase 5,578 1,794 — 3,784
Morgan Stanley 1,634 1,544 3 87
Royal Bank of Canada 34 34 — —
State Street 34 34 — —
Total
$ 24 ,0 96 $ 6,753 $ 303 $ 17 , 040
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
422 Unconstrained Total Return Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 649,718
Investments, at fair value(>) ...........................................................................................................................................................
645,239
Cash ............................................................................................................................................................................................... 123,629
Foreign currency holdings(^) ......................................................................................................................................................... 415
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,898
Receivables:
Dividends and interest ....................................................................................................................................................... 4,486
Dividends from affiliated funds .......................................................................................................................................... 8
Investments sold ................................................................................................................................................................ 71,284
Fund shares sold ................................................................................................................................................................ 182
From broker(a)(b) ............................................................................................................................................................... 2,548
Variation margin on futures contracts ................................................................................................................................. 2,223
Total return swap contracts, at fair value(∞) ................................................................................................................................... 7
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 610
Credit default swap contracts, at fair value(+) ................................................................................................................................ 10,528
Total assets .................................................................................................................................................
863,057
Liabilities
Payables:
Due to broker ( c )( d ) ............................................................................................................................................................ 4,651
Investments purchased ...................................................................................................................................................... 86,526
Fund shares redeemed ....................................................................................................................................................... 2,102
Accrued fees to affiliates .................................................................................................................................................... 337
Other accrued expenses ..................................................................................................................................................... 336
Variation margin on futures contracts ................................................................................................................................. 1,697
Unfunded loan commitment ............................................................................................................................................... 194
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 68
Options written, at fair value(x) ...................................................................................................................................................... 290
Securities sold short, at fair value(‡) .............................................................................................................................................. 41,311
Total return swap contracts, at fair value(∞) ................................................................................................................................... 7
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 413
Credit default swap contracts, at fair value(+) ................................................................................................................................ 25,393
Total liabilities .............................................................................................................................................
163,325
Net Assets ............................................................................................................................................................
$ 699,732

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 423
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (25,418)
Shares of beneficial interest ...........................................................................................................................................................
740
Additional paid-in capital ..............................................................................................................................................................
724,410
Net Assets ............................................................................................................................................................
$ 699,732
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 9.44
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 9.81
Class A — Net assets ............................................................................................................................................................. $ 224,600
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 23,797
Net asset value per share: Class C(#) .............................................................................................................................................
$ 9.38
Class C — Net assets ............................................................................................................................................................. $ 223,807
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 23,860
Net asset value per share: Class M(#) ............................................................................................................................................
$ 9.45
Class M — Net assets ............................................................................................................................................................ $ 15,397,429
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,629,348
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 9.45
Class S — Net assets ............................................................................................................................................................. $ 81,559,181
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 8,628,654
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 9.46
Class Y — Net assets ............................................................................................................................................................. $ 602,326,657
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 63,655,635
Amounts in thousands
(^)     Foreign currency holdings - cost $ 418
(x)     Premiums received on options written $ 188
(∞)    Total return swap contracts - premiums paid (received) $ —
(•)     Interest rate swap contracts - premiums paid (received) $ (151)
(+)     Credit default swap contracts - premiums paid (received) $ (7,906)
(‡)     Proceeds on securities sold short $ 41,392
(>)     Investments in affiliates, U.S. Cash Management Fund $ 59,007
(a)     Receivable from Broker for Futures $ 2,246
(b)     Receivable from Broker for Swaps $ 302
(c)     Due to Broker for Futures $ 96
(d)     Due to Broker for Swaps $ 4,555
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
424 Unconstrained Total Return Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 1,133
Interest .............................................................................................................................................................................. 12,959
Total investment income ...............................................................................................................................................................
14,092
Expenses
Advisory fees .................................................................................................................................................................... 6,572
Administrative fees ........................................................................................................................................................... 320
Custodian fees ................................................................................................................................................................... 463
Distribution fees - Class A ................................................................................................................................................ 1
Distribution fees - Class C ................................................................................................................................................ 2
Transfer agent fees - Class A ............................................................................................................................................ 1
Transfer agent fees - Class C ............................................................................................................................................. —
*
Transfer agent fees - Class M ............................................................................................................................................ 32
Transfer agent fees - Class S ............................................................................................................................................. 193
Transfer agent fees - Class Y ............................................................................................................................................ 24
Professional fees ............................................................................................................................................................... 140
Registration fees ............................................................................................................................................................... 95
Shareholder servicing fees - Class C ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 32
Printing fees ...................................................................................................................................................................... 72
Miscellaneous ................................................................................................................................................................... 32
Expenses before reductions .............................................................................................................................................. 7,980
Expense reductions ........................................................................................................................................................... (3,340)
Net expenses .................................................................................................................................................................................
4,640
Net investment income (loss) ........................................................................................................................................................
9,452
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 4,804
Investments in affiliated funds .......................................................................................................................................... (43)
Futures contracts .............................................................................................................................................................. (80)
Options written ................................................................................................................................................................. (2,446)
Foreign currency exchange contracts ................................................................................................................................ (10,762)
Total return swap contracts ............................................................................................................................................... 84
Interest rate swap contracts ............................................................................................................................................... (4,072)
Credit default swap contracts ............................................................................................................................................ (2,352)
Foreign currency-related transactions ............................................................................................................................... (167)
Net realized gain (loss) ..................................................................................................................................................................
(1 5 , 034 )
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... 4,470
Investments in affiliated funds .......................................................................................................................................... (24)
Futures contracts .............................................................................................................................................................. 103
Options written ................................................................................................................................................................. (4,174)
Foreign currency exchange contracts ................................................................................................................................ 1,663

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 425
Statement of Operations , continued — For the Period Ended October 31, 2020
Amounts in thousands
Total return swap contracts ............................................................................................................................................... (1)
Interest rate swap contracts ............................................................................................................................................... 766
Credit default swap contracts ............................................................................................................................................ (8,706)
Securities sold short .......................................................................................................................................................... 81
Foreign currency-related transactions ............................................................................................................................... 15
Net change in unrealized appreciation (depreciation) ................................................................................................................... (5,807)
Net realized and unrealized gain (loss) ......................................................................................................................................... (20,841)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (11,389)
*      Less than $500.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
426 Unconstrained Total Return Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 9,452 $ 15,720
Net realized gain (loss) ...................................................................................................................... (15,034) 6,201
Net change in unrealized appreciation (depreciation) ....................................................................... (5,807) 2,410
Net increase (decrease) in net assets from operations ............................................................................. (11,389) 24,331
Distributions
To shareholders
Class A .......................................................................................................................................... (9) (11)
Class C .......................................................................................................................................... (5) (3)
Class M ......................................................................................................................................... (644) (844)
Class S ........................................................................................................................................... (3,582) (7,351)
Class Y .......................................................................................................................................... (14,582) (11,558)
Net decrease in net assets from distributions .......................................................................................... (18,822) (19,767)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 118,305 (74,803)
Total Net Increase (Decrease) in Net Assets ..........................................................................
88,094 (70,239)
Net Assets
Beginning of period .................................................................................................................................
611,638 681,877
End of period ..........................................................................................................................................
$ 699,732 $ 611,638

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 427
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold — $ — 11 $ 103
Proceeds from reinvestment of distributions 1 9 1 10
Payments for shares redeemed (17) (154) (19) (186)
Net increase (decrease)
(16) (145) (7) (73)
Class C
Proceeds from shares sold 3 34 12 120
Proceeds from reinvestment of distributions 1 5 1 3
Payments for shares redeemed (4) (39) (4) (37)
Net increase (decrease)
(—)
**
—
***
9 86
Class M
Proceeds from shares sold 1,091 10,480 3,387 33,590
Proceeds from reinvestment of distributions 66 644 85 843
Payments for shares redeemed (4,372) (43,319) (865) (8,568)
Net increase (decrease)
(3,215) (32,195) 2,607 25,865
Class S
Proceeds from shares sold 4,971 48,541 5,449 53,958
Proceeds from reinvestment of distributions 363 3,572 745 7,332
Payments for shares redeemed (18,106) (178,090) (11,425) (113,285)
Net increase (decrease)
(12,772) (125,977) (5,231) (51,995)
Class Y
Proceeds from shares sold 47,663 452,441 2,035 20,149
Proceeds from reinvestment of distributions 1,490 14,581 1,173 11,558
Payments for shares redeemed (20,217) (190,400) (8,129) (80,393)
Net increase (decrease)
28,936 276,622 (4,921) (48,686)
Total increase (decrease)
12,933 118,305 (7,543) $ (74,803)
**     Less than 500 shares.
***     Less than $500.

Russell Investment Company
Unconstrained Total Return Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
428 Unconstrained Total Return Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 10.01 .10 (.41) (.31) (.26) —
October 31, 2019 9.93 .21 .14 .35 (.27) —
October 31, 2018 9.96 .26 (.04) .22 (.24) (.01)
October 31, 2017 10.04 .19 (.01) .18 (.21) (.05)
October 31, 2016(2) 10.00 .02 .02 .04 — —
Class C
October 31, 2020 9.98 .02 (.40) (.38) (.22) —
October 31, 2019 9.91 .14 .13 .27 (.20) —
October 31, 2018 9.94 .20 (.05) .15 (.17) (.01)
October 31, 2017 10.03 .10 .02 .12 (.16) (.05)
October 31, 2016(2) 10.00 .01 .02 .03 — —
Class M
October 31, 2020 10.01 .16 (.43) (.27) (.29) —
October 31, 2019 9.94 .25 .12 .37 (.30) —
October 31, 2018 9.96 .30 (.04) .26 (.27) (.01)
October 31, 2017(5) 9.87 .13 .05 .18 (.09) —
Class S
October 31, 2020 10.02 .14 (.43) (.29) (.28) —
October 31, 2019 9.94 .23 .14 .37 (.29) —
October 31, 2018 9.97 .29 (.05) .24 (.26) (.01)
October 31, 2017 10.05 .14 .07 .21 (.24) (.05)
October 31, 2016(2) 10.00 .03 .02 .05 — —
Class Y
October 31, 2020 10.03 .14 (.41) (.27) (.30) —
October 31, 2019 9.95 .25 .14 .39 (.31) —
October 31, 2018 9.97 .31 (.04) .27 (.28) (.01)
October 31, 2017 10.04 .21 .02 .23 (.25) (.05)
October 31, 2016(2) 10.00 .03 .01 .04 — —

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 429
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.26) 9.44 (3.15) 225 1.63 1.12 1.04 186
(.27) 10.01 3.55 391 1.62 1.13 2.09 166
(.25) 9.93 2.24 462 1.62 1.17 2.66 132
(.26) 9.96 1.87 251 1.69 1.17 1.91 171
— 10.04 .40 101 1.70 .90 2.28 43
(.22) 9.38 (3.92) 224 2.38 1.87 .22 186
(.20) 9.98 2.74 239 2.38 1.88 1.38 166
(.18) 9.91 1.51 151 2.37 1.92 1.96 132
(.21) 9.94 1.17 293 2.43 1.92 .99 171
— 10.03 .30 103 2.46 1.65 1.54 43
(.29) 9.45 (2.79) 15,397 1.37 . 7 7 1.69 186
(.30) 10.01 3.81 48,515 1.39 .79 2.48 166
(.28) 9.94 2.66 22,231 1.37 .82 3.02 132
(.09) 9.96 1.87 19,392 1.48 .82 2.16 171
(.28) 9.45 (2.96) 81,559 1.37 . 8 7 1. 44 186
(.29) 10.02 3.80 214,408 1.37 .88 2.34 166
(.27) 9.94 2.46 264,718 1.37 .92 2.92 132
(.29) 9.97 2.09 244,842 1.42 .92 1.44 171
— 10.05 .50 208 1.47 .65 2.81 43
(.30) 9.46 (2.80) 602,327 1.18 .67 1.43 18 6
(.31) 10.03 4.00 348,085 1.18 .69 2.52 166
(.29) 9.95 2.74 394,315 1.17 .72 3.09 132
(.30) 9.97 2.36 397,434 1.23 .72 2.13 171
— 10.04 .41 243,485 1.26 .45 2.72 43

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
430 Unconstrained Total Return Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 286,369
Administration fees 29,406
Distribution fees 190
Shareholder servicing fees 29
Transfer agent fees 17,691
Trustee fees 3,219
$ 336,904
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 128,631 $ 980,105 $ 1,049,662 $ (43) $ (24) $ 59,007 $ 1,133 $ —
$ 128,631 $ 980,105 $ 1,049,662 $ (43) $ (24) $ 59,007 $ 1,133 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 647, 727 , 828 $ 24,872 , 288 $ (41 , 930 , 392 ) $ (17, 058 , 104 ) $ 7 , 568 , 022 $ (16 , 213 , 518 )
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 18,821,744 $ — $ — $ 19,766,976 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
432 Strategic Bond Fund
Strategic Bond Fund
-
Class A
‡
Total
Return
1 Year 1 .92%
5 Years 3 .08%§
10 Years 3 .14%§
Strategic Bond Fund
-
Class C
Total
Return
1 Year 5 .02%
5 Years 3 .10%§
10 Years 2 .74%§
Strategic Bond Fund
-
Class M
‡‡
Total
Return
1 Year 6 .36%
5 Years 4 .22%§
10 Years 3 .83%§
Strategic Bond Fund
-
Class R6
‡‡‡
Total
Return
1 Year 6 .26%
5 Years 4 .26%§
10 Years 3 .94%§
Strategic Bond Fund
-
Class S
Total
Return
1 Year 6 .15%
5 Years 4 .17%§
10 Years 3 .81%§
Strategic Bond Fund
-
Class Y
Total
Return
1 Year 6 .30%
5 Years 4 .29%§
10 Years 3 .96%§
Bloomberg Barclays U.S. Aggregate Bond Index **
Total
Return
1 Year 6 .19%
5 Years 4 .08%§
10 Years 3 .55%§

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Strategic Bond Fund 433
The Strategic Bond Fund (the “Fund”) employs a multi-manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s advisor. RIM may change the allocation
of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class C, Class M, Class R6, Class S and Class Y Shares gained
5.90%, 5.02%, 6.36%, 6.26%, 6.15% and 6.30%, respectively.
This is compared to the Fund’s benchmark, the Bloomberg
Barclays U.S. Aggregate Bond Index, which gained 6.19% during the same period. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Intermediate Core Plus Bond Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 5.95%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index. However, the Fund’s primary index remains the
benchmark for the Fund.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2020 was an unprecedent and uncertain year. The unexpected global COVID-19 pandemic and
U.S. presidential election together created a turbulent market. In
March 2020, the spike in COVID-19 cases drove panic selling
so fiercely that equity market circuit breakers triggered four times. This panic selloff quickly spread across asset classes.
Investment grade CDX credit spread widened from 45 bps to as high as 156 bps before it fell to 67 bps at the end of the fiscal year.
The Federal Reserve Board quickly took action to cut short-term interest rates to near zero and promised to keep the rates at or around zero until the end of 2023. Congress, on the other hand, passed a stimulus package that included direct pay outs to many
U.S. taxpayers. With monetary policy and fiscal policy working in parallel, U.S. treasuries had strong one-year performance. The
10-year treasury, which began the fiscal year at a yield of 1.73%, fell to as low as 0.57% in March 2020 before ending the fiscal year at a yield of 0.86%.
Credit spread for investment grade corporate bonds experienced a V-shape recovery in this tumultuous year. The Bloomberg
Barclays U.S. Corporate Bond Index posted a total return of
7.05% for the fiscal year, below equivalent duration treasuries.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund was generally positioned long duration, which was a substantial positive for performance as interest rates fell. The
Fund was underweight investment grade credit and rotated
substantially into the sector during the first quarter 2020 market sell off and subsequent rally, which also contributed positively to relative performance. On the flipside, the Fund was generally short U.S. dollar and long various emerging market currencies, which proved particularly detrimental during the first quarter of
2020. Lastly, the selection and rotation of strategies within credit was a meaningful positive to performance as early in the calendar year much of the Fund’s high yield corporate exposure was
obtained via CDX, a derivative instrument that seeks to track the performance of corporate bond spreads, which held up better than the cash bond market during March. Later in the year, more of the Fund’s high yield exposure was in fallen angels, which rallied strongly off the March lows.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Western
Asset Management Company and Western Asset Management
Company Limited (“Western”) was the best performing manager, outperforming both the Fund’s benchmark and their RIM-
assigned benchmark. Western’s long duration bias and preference for a yield curve flattener was a key driver of performance. A bias toward corporate bonds was a drag, but Western tactically managed this exposure, increasing it during March to capture more upside in the rally than was lost on the downturn. Western’s currency exposure was largely a detractor during the period due its short U.S. dollar position and long emerging markets positions in the first quarter of 2020.
Schroder Investment Management North America Inc.
(“Schroder”) was the worst performing manager during the period, underperforming both the Fund’s benchmark and their RIM-
assigned benchmark. The shorter duration nature of Schroder’s

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
434 Strategic Bond Fund
securitized credit mandate drove the underperformance relative to the Fund’s benchmark. However, Schroder’s underweight to
agency mortgage-backed securities was what drove negative
performance relative to the RIM-assigned benchmark as that
sector held up better with Fed policy support than other sectors
Schroders favored, such as AAA-rated commercial mortgage-
backed securities and collateralized loan obligations.
During the period, RIM managed multiple positioning strategies to seek to achieve the desired risk/return profile for the Fund.
RIM's U.S. investment grade intelligent credit positioning strategy, which screens securities based on value within the Bloomberg
Barclays US Corporate Bond Index and purchases physical bonds that RIM believes to be undervalued, outperformed the Fund’s benchmark. The strategy benefited both from its longer duration nature as well as defensive security selection, which preserved value during the market sell off while still capturing much of the rally.
The U.S. government positioning strategy, which seeks to provide exposure to securities issued by the U.S. government, also
outperformed the Fund benchmark as government securities
outperformed in general. Additionally, tactical rotation of treasury inflation-protected securities exposure in this strategy was additive to performance.
RIM also managed a U.S. fallen angels positioning strategy that invests in recently downgraded bonds, which tend to have lower prices as certain guidelines force selling and the market is slow to price in new information. The strategy outperformed for the fiscal year despite suffering during the first quarter 2020 sell off. This strategy snapped back harder than most when the market turned and produced strong returns in the later half of the fiscal year.
RIM also managed currency factor (carry, value and trend) and rates factor (carry and value) strategies which seek to generate active returns through currency and international rates positioning, respectively, to reduce the Fund’s reliance on traditional fixed income market risks. These strategies utilize long and short positions in global government bond futures and currency forward contracts to seek to achieve their objectives. The Fund’s rates and currency factor strategies performed in opposite directions during the period, with the rates strategy producing solid positive performance while the currency factors were a slight drag. Within the rates strategy, the global decline in interest rates led to considerable convergence in global interest rates, which was an especially positive tailwind for the value component of the rates factors. Among currency factors, trend was especially negative during the year as the market whipsawed trend investors.
During the period, RIM also implemented numerous tactical
positioning strategies via derivatives that added to Fund
performance during the period. RIM utilized interest rate
derivatives to extend duration throughout the period, which had the greatest impact on total performance. RIM also utilized credit default swaps to tactically increase credit risk as the market sold off and subsequently capture the market rally. The Fund’s tactical positions in developed market currencies via currency forwards had a muted impact.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Colchester Global Investors Limited Sector Specialist
Schroder Investment Management North
America Inc. Sector Specialist
Western Asset Management Company
and Western Asset Management Company
Limited Fully Discretionary

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Strategic Bond Fund 435
* Assumes initial investment on November 1, 2010.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
436 Strategic Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,039.20 $ 1,020.86
Expenses Paid During Period* $ 4.36 $ 4.32
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,034.90 $ 1,017.09
Expenses Paid During Period* $ 8.18 $ 8.11
* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,041.90 $ 1,022.72
Expenses Paid During Period* $ 2.46 $ 2.44
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
Strategic Bond Fund 437
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,040.60 $ 1,022.77
Expenses Paid During Period* $ 2.41 $ 2.39
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,040.40 $ 1,022.22
Expenses Paid During Period* $ 2.97 $ 2.95
* Expenses are equal to the Fund's annualized expense ratio of 0.58%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,040.80 $ 1,022.92
Expenses Paid During Period* $ 2.26 $ 2.24
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
438 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 85.2%
Asset-Backed Securities - 8.2%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 3,349 3,308
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 1,530 1,490
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 1,420 1,500
Series 2020-2A Class A
2.020% due 02/20/27 (Þ) 2,450 2,472
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.937% due 08/26/35 (~)(Ê)(Þ) 4,594 4,130
Series 2014-RR3 Class 5A2
0.964% due 10/26/36 (~)(Ê)(Þ) 3,207 2,797
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 5,509 5,231
Bluemountain CLO, Ltd.
Series 2017-2A Class A1R
2.278% due 10/22/30 (USD 3 Month
LIBOR + 1.180%)(Ê)(Þ) 2,349 2,330
Cedar Funding VI CLO, Ltd.
Series 2018-6A Class AR
2.225% due 10/20/28 (USD 3 Month
LIBOR + 1.090%)(Ê)(Þ) 5,920 5,875
Centex Home Equity Loan Trust
Series 2006-A Class AV4
2.073% due 06/25/36 (USD 1 Month
LIBOR + 0.250%)(Ê) 296 296
CIFC Funding, Ltd.
Series 2017-2A Class A
2.375% due 04/20/30 (USD 3 Month
LIBOR + 1.240%)(Ê)(Þ) 5,084 5,054
CLI Funding VI LLC
Series 2020-2A Class A
2.030% due 09/15/45 (Þ) 1,452 1,446
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 7,608 7,591
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 1,001 1,005
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 8,186 8,741
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 1,336 1,372
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 3,028 3,011
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 874 809
Fannie Mae Grantor Trust
Series 2017-T1 Class A
2.898% due 06/25/27 199 218
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
3.773% due 10/25/35 (USD 1 Month
LIBOR + 1.950%)(Ê) 868 867
FirstKey Homes Trust
Series 2020-SFR1 Class A
1.339% due 09/17/25 (Þ) 3,212 3,210
Series 2020-SFR2 Class A
1.266% due 10/19/37 (Þ) 2,718 2,699
Ford Credit Floorplan Master Owner
Trust A
Series 2018-4 Class A
4.060% due 11/15/30 1,580 1,797
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2017-SR01 Class A3
3.089% due 11/25/27 370 400
GMACM Home Equity Loan Trust
Series 2007-HE2 Class A2
6.054% due 12/25/37 (~)(Ê) 844 874
Series 2007-HE2 Class A3
6.193% due 12/25/37 (~)(Ê) 216 225
Goldentree Loan Management US CLO
2, Ltd.
Series 2020-7A Class A
2.308% due 04/20/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 4,156 4,166
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 4,250 3,945
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 1,000 1,023
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 930 990
Hertz Vehicle Financing II, LP
Series 2019-3A Class A
2.670% due 12/26/25 (Þ) 1,070 1,075
Invitation Homes Trust
Series 2017-SFR2 Class A
3.153% due 12/17/36 (USD 1 Month
LIBOR + 0.850%)(Ê)(Þ) 5,042 5,031
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 896 930
JPMorgan Mortgage Aquisition Trust

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 439
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-CH4 Class M1
0.415% due 05/25/37 (USD 1 Month
LIBOR + 0.230%)(Ê) 3,910 3,591
LCM XXV, Ltd.
Series 2017-25A Class A
2.524% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 5,278 5,216
Madison Park Funding IV, Ltd.
Series 2017-26A Class AR
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 4,180 4,144
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 1,021 1,097
Navient Student Loan Trust
Series 2020-BA Class A2
2.120% due 01/15/69 (Þ) 1,740 1,782
Series 2020-EA Class A
1.690% due 05/15/69 (Þ) 14,608 14,815
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 3,390 3,399
OneMain Financial Issuance Trust
Series 2020-1A Class A
3.840% due 05/14/32 (Þ) 3,009 3,166
Series 2020-2A Class A
1.750% due 09/14/35 (Þ) 2,972 2,989
Option One Mortgage Loan Trust
Series 2004-3 Class M1
2.603% due 11/25/34 (USD 1 Month
LIBOR + 0.780%)(Ê) 1,153 1,146
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 3,975 4,048
PFCA Home Equity Investment Trust
Series 2003-IFC6 Class A
4.354% due 04/22/35 (~)(Ê)(Þ) 1,076 1,066
PFS Financing Corp.
Series 2020-G Class A
0.970% due 02/15/26 (Þ) 4,713 4,724
Popular ABS Mortgage Pass-Through
Trust
Series 2006-D Class A3
2.083% due 11/25/36 (USD 1 Month
LIBOR + 0.260%)(Ê) 3,452 3,402
Preston Ridge Partners Mortgage LLC
3.104% due 11/25/25 (Þ) 1,500 1,500
Series 2020-1A Class A1
2.981% due 02/25/25 (~)(Ê)(Þ) 9,720 9,731
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 1,269 885
Residential Asset Mortgage
ProductsTrust
Series 2006-RZ1 Class M4
2.393% due 03/25/36 (USD 1 Month
LIBOR + 0.570%)(Ê) 5,000 4,854
SBA Small Business Investment Cos.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-10B Class 1
3.548% due 09/10/28 221 236
Series 2019-10A Class 1
3.113% due 03/10/29 650 689
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 5,390 5,269
Series 2019-9A Class AR
2.265% due 10/20/28 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 3,287 3,256
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 2,659 2,705
Sound Point CLO, Ltd.
Series 2018-1A Class A
2.219% due 04/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 6,000 5,870
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A3
0.309% due 10/25/36 714 706
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 14,009 14,072
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 8,782 8,789
Textainer Marine Containers VII, Ltd.
Series 2020-1A Class A
2.730% due 08/21/45 (Þ) 6,186 6,298
Textainer Marine Containers, Ltd.
Series 2020-2A Class A
2.100% due 09/20/45 (Þ) 5,698 5,691
Towd Point Mortgage Trust
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 918 929
Series 2017-2 Class A1
2.750% due 04/25/57 (~)(Ê)(Þ) 417 428
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 688 707
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 2,250 2,327
Series 2018-4 Class A1
3.000% due 06/25/58 (~)(Ê)(Þ) 4,133 4,409
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 6,254 6,698
Series 2019-SJ1 Class M1
4.400% due 11/25/58 (~)(Ê)(Þ) 3,362 3,486
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 10,279 10,475
United States Small Business
Administration
Series 2019-20D Class 1
2.980% due 04/01/39 306 322
Series 2019-25G Class 1
2.690% due 07/01/44 309 332

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
440 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Voya CLO, Ltd.
Series 2017-1A Class A1R
2.035% due 01/18/29 (USD 3 Month
LIBOR + 0.900%)(Ê)(Þ) 6,878 6,791
Series 2018-3A Class A1R
2.325% due 10/20/31 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 5,690 5,618
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 9,421 9,260
262,826
Corporate Bonds and Notes - 25.2%
3M Co.
2.375% due 08/26/29 310 332
3.050% due 04/15/30 100 113
3.700% due 04/15/50 510 601
Abbott Laboratories
3.750% due 11/30/26 531 616
4.750% due 11/30/36 300 399
4.900% due 11/30/46 280 393
AbbVie, Inc.
3.450% due 03/15/22 (Þ) 250 259
2.300% due 11/21/22 (Þ) 830 860
3.750% due 11/14/23 600 653
2.600% due 11/21/24 (Þ) 1,320 1,405
3.800% due 03/15/25 (Þ) 610 677
3.600% due 05/14/25 1,400 1,552
2.950% due 11/21/26 (Þ) 340 371
3.200% due 11/21/29 (Þ) 690 759
4.250% due 11/21/49 (Þ) 80 93
Aetna, Inc.
2.800% due 06/15/23 1,200 1,260
Air Lease Corp.
3.250% due 03/01/25 3,478 3,545
3.375% due 07/01/25 300 307
Aircastle , Ltd.
4.250% due 06/15/26 3,000 2,820
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 2,912 3,231
Allegheny Technologies, Inc.
7.875% due 08/15/23 527 532
Ally Financial, Inc.
8.000% due 11/01/31 400 545
Alphabet, Inc.
0.450% due 08/15/25 100 99
0.800% due 08/15/27 180 178
1.100% due 08/15/30 220 215
2.050% due 08/15/50 340 307
Altria Group, Inc.
3.490% due 02/14/22 180 187
2.850% due 08/09/22 480 500
3.800% due 02/14/24 510 555
2.350% due 05/06/25 120 127
4.400% due 02/14/26 290 334
4.800% due 02/14/29 3,643 4,274
10.200% due 02/06/39 935 1,560
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.800% due 02/14/39 60 76
3.875% due 09/16/46 260 262
5.950% due 02/14/49 580 767
Amazon.com, Inc.
2.500% due 11/29/22 3,158 3,283
0.800% due 06/03/25 540 545
1.200% due 06/03/27 670 676
1.500% due 06/03/30 640 644
4.950% due 12/05/44 400 566
2.500% due 06/03/50 340 335
Series WI
3.150% due 08/22/27 370 419
3.875% due 08/22/37 270 330
4.050% due 08/22/47 340 434
4.250% due 08/22/57 110 146
Ambac LSNI LLC
6.000% due 02/12/23 (USD 3 Month
LIBOR + 5.000%)(Ê)(Þ) 13,461 13,394
American International Group, Inc.
2.500% due 06/30/25 250 268
3.750% due 07/10/25 540 605
Amgen, Inc.
3.625% due 05/22/24 100 109
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 820 919
4.900% due 02/01/46 390 477
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 1,330 1,509
4.000% due 04/13/28 200 230
4.750% due 01/23/29 20 24
3.500% due 06/01/30 260 293
4.350% due 06/01/40 610 714
5.550% due 01/23/49 560 752
4.500% due 06/01/50 300 355
Anthem, Inc.
3.125% due 05/15/22 469 488
2.950% due 12/01/22 370 388
3.350% due 12/01/24 170 186
5.100% due 01/15/44 2,398 3,195
Aon Corp.
8.205% due 01/01/27 1,109 1,428
Apache Corp.
3.250% due 04/15/22 79 77
4.375% due 10/15/28 890 818
4.250% due 01/15/30 390 345
5.100% due 09/01/40 320 294
5.250% due 02/01/42 219 202
4.750% due 04/15/43 280 248
4.250% due 01/15/44 120 102
5.350% due 07/01/49 1,318 1,146
Apollo Investment Corp.
5.250% due 03/03/25 99 95
Apple, Inc.
2.400% due 05/03/23 2,967 3,111
1.125% due 05/11/25 570 581
2.450% due 08/04/26 850 922

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ares Capital Corp.
3.250% due 07/15/25 3,501 3,512
AT&T, Inc.
3.875% due 01/15/26 2,839 3,206
3.800% due 02/15/27 330 371
4.250% due 03/01/27 200 230
2.300% due 06/01/27 730 757
1.650% due 02/01/28 510 504
2.250% due 02/01/32 120 117
3.100% due 02/01/43 580 551
4.800% due 06/15/44 251 291
4.350% due 06/15/45 47 52
3.500% due 09/15/53 (Þ) 669 633
3.550% due 09/15/55 (Þ) 150 142
Aviation Capital Group LLC
2.875% due 01/20/22 (Þ) 400 400
3.500% due 11/01/27 (Þ) 3,658 3,223
Avnet, Inc.
4.875% due 12/01/22 1,230 1,315
Avon Products, Inc.
7.000% due 03/15/23 683 738
8.950% due 03/15/43 72 91
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (USD 3 Month
LIBOR + 0.400%)(Ê)(ƒ) 500 482
Bank of America Corp.
3.550% due 03/05/24 (USD 3 Month
LIBOR + 0.780%)(Ê) 710 756
4.000% due 01/22/25 580 645
4.250% due 10/22/26 1,890 2,185
3.559% due 04/23/27 (USD 3 Month
LIBOR + 1.060%)(Ê) 1,000 1,115
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 400 469
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 70 81
5.000% due 01/21/44 717 975
4.875% due 04/01/44 2,370 3,153
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 60 75
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 1,350 1,639
Series AA
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.898%)(Ê)(ƒ) 40 44
Series GMTN
3.300% due 01/11/23 460 488
4.450% due 03/03/26 160 184
3.500% due 04/19/26 2,450 2,746
3.593% due 07/21/28 (USD 3 Month
LIBOR + 1.370%)(Ê) 180 201
Series WI
3.004% due 12/20/23 (USD 3 Month
LIBOR + 0.790%)(Ê) 267 280
3.419% due 12/20/28 (USD 3 Month
LIBOR + 1.040%)(Ê) 2,343 2,604
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 270 280
BankUnited , Inc.
4.875% due 11/17/25 2,879 3,258
Barrick NA Finance LLC
5.700% due 05/30/41 600 837
BAT Capital Corp.
Series WI
3.557% due 08/15/27 1,090 1,175
4.540% due 08/15/47 720 755
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 2,779 3,157
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,891 2,046
BBVA USA
2.500% due 08/27/24 1,100 1,146
Becton Dickinson and Co.
3.363% due 06/06/24 920 992
3.734% due 12/15/24 2,989 3,296
4.685% due 12/15/44 79 96
Bed Bath & Beyond, Inc.
4.915% due 08/01/34 155 129
5.165% due 08/01/44 62 51
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 3,161
Berkshire Hathaway Finance Corp.
4.250% due 01/15/49 750 949
Berkshire Hathaway, Inc.
3.125% due 03/15/26 2,880 3,214
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.125% due 11/15/22 (Þ) 140 136
BNP Paribas SA
Series 144a
5.198% due 01/10/30 (USD 3 Month
LIBOR + 2.567%)(Ê)(Þ) 200 245
Boardwalk Pipelines, LP
3.375% due 02/01/23 1,082 1,109
4.800% due 05/03/29 1,963 2,095
Boeing Co. (The)
4.875% due 05/01/25 1,450 1,580
3.100% due 05/01/26 120 122
2.700% due 02/01/27 140 136
2.800% due 03/01/27 150 146
3.200% due 03/01/29 980 958
5.150% due 05/01/30 700 774
3.250% due 02/01/35 1,330 1,233
3.550% due 03/01/38 140 127
5.875% due 02/15/40 2,820 3,208
5.705% due 05/01/40 590 679
3.750% due 02/01/50 310 275
5.805% due 05/01/50 250 294
5.930% due 05/01/60 430 515
BP Capital Markets America, Inc.
2.937% due 04/06/23 50 53

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
442 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.216% due 11/28/23 620 664
3.790% due 02/06/24 100 109
3.410% due 02/11/26 500 553
3.119% due 05/04/26 800 875
3.633% due 04/06/30 330 372
3.000% due 02/24/50 900 845
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 3,362 3,259
Bristol-Myers Squibb Co.
Series WI
2.900% due 07/26/24 790 852
3.875% due 08/15/25 330 376
3.200% due 06/15/26 860 962
3.900% due 02/20/28 1,305 1,531
3.400% due 07/26/29 790 912
5.000% due 08/15/45 480 658
Broadcom, Inc.
Series WI
2.250% due 11/15/23 680 706
4.700% due 04/15/25 920 1,046
3.150% due 11/15/25 830 895
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 3,006 3,253
Buckeye Partners, LP
4.150% due 07/01/23 601 591
3.950% due 12/01/26 557 517
4.125% due 12/01/27 262 246
5.850% due 11/15/43 236 209
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 1,050 1,155
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 1,079 1,183
4.150% due 12/15/48 1,805 2,236
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 180 195
3.302% due 01/15/35 (Þ) 930 1,032
Capital One Financial Corp.
3.800% due 01/31/28 3,043 3,420
Cargill, Inc.
1.375% due 07/23/23 (Þ) 450 460
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 353 437
Carrier Global Corp.
1.923% due 02/15/23 (Þ) 160 165
2.242% due 02/15/25 (Þ) 360 376
2.493% due 02/15/27 (Þ) 70 73
2.722% due 02/15/30 (Þ) 510 533
2.700% due 02/15/31 (Þ) 200 209
3.377% due 04/05/40 (Þ) 240 254
3.577% due 04/05/50 (Þ) 250 269
Caterpillar, Inc.
4.750% due 05/15/64 1,000 1,418
CBL & Associates, LP
5.250% due 12/01/23 400 151
CCO Holdings LLC / CCO Holdings
Capital Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 08/15/30 (Þ) 50 52
4.500% due 05/01/32 (Þ) 1,110 1,146
Centene Corp.
Series WI
4.625% due 12/15/29 250 272
3.375% due 02/15/30 240 249
CenturyLink, Inc.
Series T
5.800% due 03/15/22 694 722
CF Industries, Inc.
3.450% due 06/01/23 2,007 2,052
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.375% due 04/01/38 550 656
5.750% due 04/01/48 1,720 2,139
4.800% due 03/01/50 160 181
Series WI
4.908% due 07/23/25 3,511 4,044
6.384% due 10/23/35 70 94
6.484% due 10/23/45 60 81
6.834% due 10/23/55 80 113
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 2,791 3,159
Cheniere Energy, Inc.
4.625% due 10/15/28 (Þ) 230 237
Chevron Corp.
2.566% due 05/16/23 1,973 2,075
1.554% due 05/11/25 510 527
2.954% due 05/16/26 1,051 1,162
1.995% due 05/11/27 170 178
Chubb INA Holdings, Inc.
3.350% due 05/03/26 260 293
Cigna Corp.
3.875% due 10/15/47 2,807 3,115
Series WI
3.750% due 07/15/23 642 695
4.125% due 11/15/25 640 732
4.375% due 10/15/28 1,680 1,990
Cimarex Energy Co.
4.375% due 06/01/24 150 160
3.900% due 05/15/27 1,060 1,113
4.375% due 03/15/29 500 538
Cintas Corp. No. 2
2.900% due 04/01/22 520 538
3.700% due 04/01/27 340 388
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 2,270 2,344
Citigroup, Inc.
4.050% due 07/30/22 295 312
1.678% due 05/15/24 (SOFR +
1.667%)(Ê) 500 512
3.106% due 04/08/26 (SOFR +
2.750%)(Ê) 340 367

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.450% due 09/29/27 740 853
3.980% due 03/20/30 (USD 3 Month
LIBOR + 1.338%)(Ê) 300 344
4.412% due 03/31/31 (SOFR +
3.914%)(Ê) 670 794
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 354
8.125% due 07/15/39 755 1,307
5.300% due 05/06/44 671 885
4.750% due 05/18/46 110 137
4.650% due 07/23/48 865 1,120
Series 9-RG
4.650% due 07/30/45 889 1,134
Series P
5.950% due 12/31/49 (USD 3 Month
LIBOR + 3.905%)(Ê)(ƒ) 1,510 1,583
Cliffs Natural Resources, Inc.
6.250% due 10/01/40 417 355
CME Group, Inc.
5.300% due 09/15/43 200 290
CNH Industrial Capital LLC
4.200% due 01/15/24 2,151 2,328
Coca-Cola Co. (The)
2.950% due 03/25/25 110 121
3.375% due 03/25/27 520 593
1.450% due 06/01/27 490 502
2.500% due 06/01/40 20 21
2.600% due 06/01/50 200 200
2.500% due 03/15/51 100 99
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 2,416 2,862
Comcast Corp.
3.700% due 04/15/24 270 297
3.100% due 04/01/25 30 33
3.375% due 08/15/25 200 223
3.950% due 10/15/25 450 516
3.150% due 03/01/26 380 421
3.300% due 04/01/27 190 213
4.150% due 10/15/28 430 511
3.400% due 04/01/30 290 330
4.250% due 10/15/30 330 401
6.550% due 07/01/39 830 1,272
3.250% due 11/01/39 180 199
3.750% due 04/01/40 70 82
3.400% due 07/15/46 50 55
4.000% due 03/01/48 80 97
4.700% due 10/15/48 100 134
3.450% due 02/01/50 390 433
Series WI
3.999% due 11/01/49 207 249
Concho Resources, Inc.
3.750% due 10/01/27 600 668
4.300% due 08/15/28 670 768
Consolidated Edison Co., Inc.
Series 20A
3.350% due 04/01/30 180 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 20B
3.950% due 04/01/50 140 165
Constellation Brands, Inc.
4.750% due 11/15/24 290 333
Continental Resources, Inc.
5.000% due 09/15/22 690 680
4.500% due 04/15/23 935 895
3.800% due 06/01/24 670 624
Costco Wholesale Corp.
1.375% due 06/20/27 680 692
1.600% due 04/20/30 460 464
Credit Suisse New York
2.950% due 04/09/25 530 578
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 402 482
CSC Holdings LLC
4.125% due 12/01/30 (Þ) 400 407
CVS Health Corp.
2.750% due 12/01/22 170 177
3.700% due 03/09/23 345 369
2.625% due 08/15/24 500 533
4.100% due 03/25/25 229 258
3.625% due 04/01/27 150 168
4.300% due 03/25/28 520 603
3.250% due 08/15/29 685 749
3.750% due 04/01/30 400 453
4.780% due 03/25/38 290 349
4.125% due 04/01/40 180 204
5.125% due 07/20/45 710 895
5.050% due 03/25/48 830 1,049
4.250% due 04/01/50 80 93
DAE Funding LLC
5.750% due 11/15/23 (Þ) 100 101
DCP Midstream Operating, LP
8.125% due 08/16/30 392 447
6.450% due 11/03/36 (Þ) 110 106
6.750% due 09/15/37 (Þ) 288 274
5.600% due 04/01/44 175 152
Deere & Co.
3.100% due 04/15/30 100 113
3.750% due 04/15/50 410 506
Delhaize America, Inc.
9.000% due 04/15/31 809 1,298
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 5,919 6,459
Series 2002-1
6.718% due 01/02/23 247 239
Delta Air Lines, Inc.
3.625% due 03/15/22 1,376 1,349
3.800% due 04/19/23 140 132
2.900% due 10/28/24 1,060 923
7.375% due 01/15/26 560 579
3.750% due 10/28/29 167 139
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 310 315
4.750% due 10/20/28 (Þ) 280 286

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
444 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Devon Energy Corp.
5.850% due 12/15/25 400 446
7.875% due 09/30/31 650 813
4.750% due 05/15/42 20 19
5.000% due 06/15/45 1,150 1,100
Diageo Investment Corp.
2.875% due 05/11/22 600 623
Diamond Offshore Drilling, Inc.
3.450% due 11/01/23 (Ø)(Æ) 81 5
4.875% due 11/01/43 (Ø)(Æ) 178 12
Diamondback Energy, Inc.
3.500% due 12/01/29 270 269
Series WI
5.375% due 05/31/25 270 279
Discover Bank
Series BKNT
3.450% due 07/27/26 3,000 3,294
Discover Financial Services
4.100% due 02/09/27 3,174 3,550
DISH DBS Corp.
Series WI
5.875% due 11/15/24 685 689
7.750% due 07/01/26 50 53
Dollar General Corp.
3.250% due 04/15/23 50 53
Dominion Energy, Inc.
7.000% due 06/15/38 150 226
Domtar Corp.
6.250% due 09/01/42 2,899 3,205
DPL, Inc.
Series AI
4.350% due 04/15/29 164 178
Duke Energy Carolinas LLC
5.300% due 02/15/40 200 277
4.250% due 12/15/41 100 122
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 161
Eaton Corp.
2.750% due 11/02/22 1,180 1,235
4.150% due 11/02/42 80 98
Edison International
4.125% due 03/15/28 2,972 3,110
Embarq Corp.
7.995% due 06/01/36 410 481
Enable Midstream Partners, LP
4.400% due 03/15/27 3,158 2,996
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 2,902
Energy Transfer Operating, LP
5.875% due 01/15/24 2,708 2,961
4.500% due 04/15/24 300 318
2.900% due 05/15/25 320 322
3.750% due 05/15/30 1,010 990
6.250% due 04/15/49 120 126
Series 10Y
4.950% due 06/15/28 160 172
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 370 296
EnLink Midstream Partners, LP
4.150% due 06/01/25 594 511
5.450% due 06/01/47 300 193
Enterprise Products Operating LLC
4.150% due 10/16/28 1,010 1,163
2.800% due 01/31/30 380 399
7.550% due 04/15/38 40 57
4.850% due 03/15/44 40 45
4.200% due 01/31/50 720 769
3.700% due 01/31/51 270 268
Series E
5.250% due 08/16/77 (USD 3 Month
LIBOR + 3.033%)(Ê) 3,381 3,190
EOG Resources, Inc.
4.150% due 01/15/26 230 264
4.375% due 04/15/30 120 141
3.900% due 04/01/35 520 581
4.950% due 04/15/50 150 185
EPR Properties Co.
4.500% due 06/01/27 3,449 3,093
EQM Midstream Partners, LP
4.125% due 12/01/26 1,490 1,405
Series 30Y
6.500% due 07/15/48 100 95
Series 5Y
4.750% due 07/15/23 460 457
EQT Corp.
3.000% due 10/01/22 500 499
6.125% due 02/01/25 30 34
3.900% due 10/01/27 1,765 1,695
7.000% due 02/01/30 640 795
Exelon Corp.
3.497% due 06/01/22 1,180 1,230
4.950% due 06/15/35 2,200 2,711
Exelon Generation Co. LLC
5.600% due 06/15/42 2,552 2,867
Expedia Group, Inc.
Series WI
5.000% due 02/15/26 3,069 3,290
Exxon Mobil Corp.
2.726% due 03/01/23 3,346 3,511
1.571% due 04/15/23 80 82
2.992% due 03/19/25 750 816
3.043% due 03/01/26 750 826
3.482% due 03/19/30 500 564
4.114% due 03/01/46 250 286
4.327% due 03/19/50 60 72
FedEx Corp.
3.900% due 02/01/35 750 869
4.500% due 02/01/65 1,136 1,249
FirstEnergy Corp.
Series A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.600% due 01/15/26 180 175
Series C
7.375% due 11/15/31 3,420 4,552
4.850% due 07/15/47 180 195
Ford Holdings LLC
9.300% due 03/01/30 266 321
Ford Motor Co.
6.625% due 10/01/28 547 611
7.450% due 07/16/31 1,668 1,987
5.291% due 12/08/46 603 570
Ford Motor Credit Co. LLC
3.096% due 05/04/23 1,914 1,890
4.375% due 08/06/23 307 312
5.125% due 06/16/25 200 209
4.125% due 08/17/27 200 197
5.113% due 05/03/29 1,296 1,346
Series GMTN
4.389% due 01/08/26 1,056 1,064
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.148% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 409 392
Fox Corp.
Series WI
4.709% due 01/25/29 40 47
5.476% due 01/25/39 660 874
Freeport-McMoRan, Inc.
4.550% due 11/14/24 10 11
4.625% due 08/01/30 170 181
5.400% due 11/14/34 1,012 1,159
5.450% due 03/15/43 1,410 1,609
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 2,258 2,384
General Dynamics Corp.
3.250% due 04/01/25 140 154
3.500% due 05/15/25 60 67
4.250% due 04/01/40 30 38
4.250% due 04/01/50 90 116
General Electric Co.
3.450% due 05/01/27 100 106
Series GMTN
3.100% due 01/09/23 679 712
6.150% due 08/07/37 583 716
6.875% due 01/10/39 1,580 2,084
Series MTNA
6.750% due 03/15/32 2,501 3,222
General Motors Co.
4.875% due 10/02/23 3,280 3,581
5.400% due 10/02/23 180 199
6.125% due 10/01/25 320 375
6.250% due 10/02/43 450 552
General Motors Financial Co., Inc.
4.200% due 11/06/21 300 310
3.550% due 07/08/22 2,085 2,166
4.250% due 05/15/23 100 106
Genworth Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.900% due 08/15/23 180 166
6.500% due 06/15/34 294 276
Gilead Sciences, Inc.
3.650% due 03/01/26 170 192
4.750% due 03/01/46 315 397
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 2,024 2,132
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 240 257
4.125% due 03/12/24 (Þ) 1,410 1,524
4.000% due 03/27/27 (Þ) 585 637
3.875% due 10/27/27 (Þ) 170 185
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 550 589
5.375% due 04/15/26 1,167 1,296
5.300% due 01/15/29 1,806 2,016
Goldman Sachs Capital I
6.345% due 02/15/34 1,495 2,020
Goldman Sachs Group, Inc. (The)
5.750% due 01/24/22 1,865 1,985
3.500% due 04/01/25 530 584
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 525 569
4.250% due 10/21/25 510 579
3.500% due 11/16/26 590 653
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 880 1,026
6.450% due 05/01/36 320 446
6.750% due 10/01/37 1,100 1,601
4.411% due 04/23/39 (USD 3 Month
LIBOR + 1.430%)(Ê) 230 279
6.250% due 02/01/41 460 687
5.150% due 05/22/45 420 557
4.750% due 10/21/45 100 131
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.094% due 11/15/27 (USD 1 Week
LIBOR + 2.000%)(Ê) 1,151 1,122
Guardian Life Global Funding
1.100% due 06/23/25 (Þ) 180 182
GUSAP III, LP
4.250% due 01/21/30 (Þ) 3,799 4,031
Halliburton Co.
3.800% due 11/15/25 29 31
4.850% due 11/15/35 280 294
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 40 41
5.375% due 05/15/25 (Þ) 300 316
4.875% due 05/15/26 (Þ) 390 422
Harman International Industries, Inc.
4.150% due 05/15/25 1,342 1,493
Hartford Financial Services Group, Inc.
6.625% due 03/30/40 2,344 3,417
HCA, Inc.
5.375% due 02/01/25 150 166
5.250% due 04/15/25 250 290
7.690% due 06/15/25 415 495

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
446 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 02/15/27 70 79
5.625% due 09/01/28 180 209
5.875% due 02/01/29 390 459
3.500% due 09/01/30 420 429
5.500% due 06/15/47 2,723 3,378
Hershey Co. (The)
0.900% due 06/01/25 130 131
Hess Corp.
7.300% due 08/15/31 2,350 2,862
Hewlett Packard Enterprise Co.
Series WI
6.350% due 10/15/45 2,593 3,311
Hexcel Corp.
4.700% due 08/15/25 2,964 3,280
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 430 445
5.750% due 05/01/28 (Þ) 150 157
Series WI
5.125% due 05/01/26 100 101
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp.
Series WI
4.625% due 04/01/25 20 20
HollyFrontier Corp.
5.875% due 04/01/26 2,994 3,156
Home Depot, Inc. (The)
3.250% due 03/01/22 2,106 2,189
2.625% due 06/01/22 1,088 1,128
2.500% due 04/15/27 270 292
3.900% due 12/06/28 40 48
2.700% due 04/15/30 330 363
3.300% due 04/15/40 360 407
3.900% due 06/15/47 60 72
3.350% due 04/15/50 560 632
Honeywell International, Inc.
1.350% due 06/01/25 310 318
Host Hotels & Resorts, LP
Series H
3.375% due 12/15/29 2,925 2,772
Howmet Aerospace, Inc.
5.125% due 10/01/24 1,799 1,890
6.875% due 05/01/25 1,098 1,222
5.900% due 02/01/27 312 342
6.750% due 01/15/28 210 240
5.950% due 02/01/37 437 476
Humana, Inc.
3.150% due 12/01/22 100 105
4.500% due 04/01/25 80 91
3.950% due 03/15/27 130 148
4.625% due 12/01/42 150 187
4.950% due 10/01/44 120 157
4.800% due 03/15/47 30 39
Huntington Ingalls Industries, Inc.
4.200% due 05/01/30 (Þ) 2,811 3,245
Hyatt Hotels Corp.
5.375% due 04/23/25 3,001 3,254
4.850% due 03/15/26 920 984
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ingersoll-Rand Global Holding Co., Ltd.
5.750% due 06/15/43 2,304 3,171
Intel Corp.
3.700% due 07/29/25 150 169
4.600% due 03/25/40 220 288
4.750% due 03/25/50 860 1,160
4.950% due 03/25/60 530 763
International Business Machines Corp.
3.000% due 05/15/24 750 811
3.500% due 05/15/29 500 571
International Lease Finance Corp.
5.875% due 08/15/22 1,370 1,463
JC Penney Corp., Inc.
7.400% due 04/01/37 (Ø)(Æ) 250 1
Jefferies Financial Group, Inc.
6.625% due 10/23/43 3,000 3,696
Jefferies Group LLC
6.500% due 01/20/43 2,635 3,384
Johnson & Johnson
0.550% due 09/01/25 270 271
0.950% due 09/01/27 530 528
4.950% due 05/15/33 2,350 3,213
3.625% due 03/03/37 350 416
JPMorgan Chase & Co.
1.514% due 06/01/24 (SOFR +
1.455%)(Ê) 410 419
3.875% due 09/10/24 1,300 1,439
4.023% due 12/05/24 (USD 3 Month
LIBOR + 1.000%)(Ê) 1,130 1,244
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 850 889
4.125% due 12/15/26 390 451
4.250% due 10/01/27 210 244
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 480 564
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 230 275
8.750% due 09/01/30 800 1,166
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 179
4.950% due 06/01/45 700 934
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 130 137
Kellogg Co.
Series B
7.450% due 04/01/31 2,214 3,246
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,714 3,657
5.500% due 03/01/44 40 46
5.400% due 09/01/44 30 34
Kinder Morgan, Inc.
4.300% due 06/01/25 370 415
4.300% due 03/01/28 410 463
5.550% due 06/01/45 310 362
5.050% due 02/15/46 170 191
5.200% due 03/01/48 180 207

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series GMTN
7.750% due 01/15/32 2,240 3,061
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 62
Kraft Heinz Foods Co.
4.250% due 03/01/31 (Þ) 110 119
6.750% due 03/15/32 10 13
6.875% due 01/26/39 417 556
7.125% due 08/01/39 (Þ) 156 210
4.625% due 10/01/39 (Þ) 10 11
5.000% due 06/04/42 926 1,014
4.875% due 10/01/49 (Þ) 771 812
5.500% due 06/01/50 (Þ) 270 307
Series WI
3.950% due 07/15/25 76 82
3.000% due 06/01/26 4,040 4,106
5.000% due 07/15/35 80 92
5.200% due 07/15/45 1,195 1,319
4.375% due 06/01/46 1,334 1,364
Kroger Co. (The)
2.800% due 08/01/22 3,000 3,112
L Brands, Inc.
6.950% due 03/01/33 402 370
7.600% due 07/15/37 65 62
L3Harris Technologies, Inc.
5.054% due 04/27/45 260 345
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 350 364
4.875% due 05/15/28 (Þ) 30 32
Las Vegas Sands Corp.
3.200% due 08/08/24 960 971
2.900% due 06/25/25 3,563 3,533
Lennar Corp.
4.500% due 04/30/24 220 237
4.750% due 05/30/25 50 55
Series WI
5.000% due 06/15/27 20 23
4.750% due 11/29/27 700 799
Levi Strauss & Co.
Series WI
5.000% due 05/01/25 300 307
Liberty Interactive LLC
8.250% due 02/01/30 294 318
Lincoln National Corp.
4.375% due 06/15/50 2,739 3,173
Lockheed Martin Corp.
4.500% due 05/15/36 100 127
Series 10YR
3.550% due 01/15/26 900 1,017
Lowe's Cos., Inc.
3.120% due 04/15/22 2,968 3,067
4.500% due 04/15/30 210 258
Macy's Retail Holdings, Inc.
3.625% due 06/01/24 290 222
4.500% due 12/15/34 345 190
6.375% due 03/15/37 50 29
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 638 671
Marathon Petroleum Corp.
5.000% due 09/15/54 1,051 1,018
Markel Corp.
5.000% due 05/20/49 2,599 3,448
Marriott International, Inc.
3.750% due 10/01/25 1,013 1,041
Series WI
3.750% due 03/15/25 3,157 3,256
Mars, Inc.
2.700% due 04/01/25 (Þ) 290 313
3.200% due 04/01/30 (Þ) 450 514
Mastercard , Inc.
3.850% due 03/26/50 80 99
Mattel, Inc.
6.200% due 10/01/40 73 77
5.450% due 11/01/41 59 59
McDonald's Corp.
3.300% due 07/01/25 220 244
3.700% due 01/30/26 410 463
3.500% due 03/01/27 180 202
3.500% due 07/01/27 270 306
3.800% due 04/01/28 560 646
3.600% due 07/01/30 310 357
3.625% due 09/01/49 60 67
4.200% due 04/01/50 530 639
MDC Holdings, Inc.
6.000% due 01/15/43 130 163
Medtronic, Inc.
Series WI
3.500% due 03/15/25 200 225
Merck & Co., Inc.
0.750% due 02/24/26 510 509
1.450% due 06/24/30 290 290
MetLife, Inc.
6.400% due 12/15/36 670 828
Micron Technology, Inc.
2.497% due 04/24/23 440 458
Microsoft Corp.
2.875% due 02/06/24 1,910 2,050
2.700% due 02/12/25 240 261
2.400% due 08/08/26 520 566
3.300% due 02/06/27 2,190 2,489
3.500% due 02/12/35 2,633 3,190
3.450% due 08/08/36 20 24
2.525% due 06/01/50 800 811
MidAmerican Energy Co.
3.500% due 10/15/24 2,808 3,092
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 2,885 2,924
Milano Acquisition Corp. Term Loan B
4.750% due 10/01/27 (USD 3 Month
LIBOR  + 4.000%)(Ê) 690 677

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
448 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 490 510
Mondelez International, Inc.
2.125% due 04/13/23 160 166
1.500% due 05/04/25 620 636
Morgan Stanley
3.737% due 04/24/24 (USD 3 Month
LIBOR + 0.847%)(Ê) 690 742
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 136
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 1,190 1,364
Series GMTN
3.772% due 01/24/29 (USD 3 Month
LIBOR + 1.140%)(Ê) 120 137
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 40 48
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 1,700 1,815
MPLX, LP
4.800% due 02/15/29 300 339
4.500% due 04/15/38 360 364
4.700% due 04/15/48 360 355
5.500% due 02/15/49 290 320
Series WI
4.500% due 07/15/23 200 216
4.875% due 06/01/25 350 395
Murphy Oil Corp.
7.050% due 05/01/29 30 25
5.875% due 12/01/42 130 97
National Fuel Gas Co.
5.500% due 01/15/26 3,010 3,293
National Oilwell Varco, Inc.
3.600% due 12/01/29 3,309 3,144
National Securities Clearing Corp.
1.200% due 04/23/23 (Þ) 420 428
1.500% due 04/23/25 (Þ) 340 349
Navient Corp.
7.250% due 01/25/22 209 216
Series MTN
5.625% due 08/01/33 460 394
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,895 3,127
Nevada Power Co.
5.450% due 05/15/41 1,389 1,870
New York Life Global Funding
0.950% due 06/24/25 (Þ) 330 332
Newell Brands, Inc.
3.850% due 04/01/23 1,396 1,457
4.200% due 04/01/26 570 607
Newfield Exploration Co.
5.375% due 01/01/26 600 564
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,838
NIKE, Inc.
2.400% due 03/27/25 250 268
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 03/27/27 230 253
2.850% due 03/27/30 450 502
3.250% due 03/27/40 290 327
3.375% due 03/27/50 590 675
Noble Energy, Inc.
3.850% due 01/15/28 920 1,050
5.250% due 11/15/43 100 133
4.950% due 08/15/47 130 170
Noble Holding International, Ltd.
7.950% due 04/01/25 (Ø)(Æ) 240 2
5.250% due 03/15/42 (Ø)(Æ) 150 1
8.950% due 04/01/45 (Ø)(Æ) 146 1
Nordstrom, Inc.
5.000% due 01/15/44 1,020 726
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 2,615 3,016
Northrop Grumman Corp.
2.930% due 01/15/25 440 476
5.250% due 05/01/50 370 527
Series F0TZ
3.250% due 01/15/28 1,230 1,370
Novartis Capital Corp.
2.400% due 05/17/22 2,981 3,074
Nuveen LLC
4.000% due 11/01/28 (Þ) 400 471
NVIDIA Corp.
2.850% due 04/01/30 240 266
3.500% due 04/01/40 650 751
3.500% due 04/01/50 1,280 1,465
3.700% due 04/01/60 480 559
NXP BV / NXP Funding LLC / NXP
USA, Inc.
2.700% due 05/01/25 (Þ) 280 298
Occidental Petroleum Corp.
3.125% due 02/15/22 460 437
2.700% due 08/15/22 470 435
6.950% due 07/01/24 1,100 1,039
2.900% due 08/15/24 2,761 2,299
3.500% due 06/15/25 104 84
5.550% due 03/15/26 350 304
3.400% due 04/15/26 1,021 799
3.000% due 02/15/27 750 566
3.500% due 08/15/29 940 678
6.450% due 09/15/36 324 262
4.300% due 08/15/39 323 220
6.200% due 03/15/40 572 464
4.500% due 07/15/44 750 512
4.625% due 06/15/45 200 135
4.400% due 04/15/46 1,118 752
4.100% due 02/15/47 2,058 1,345
4.200% due 03/15/48 310 205
Oceaneering International, Inc.
4.650% due 11/15/24 355 288
Omega Healthcare Investors, Inc.
4.375% due 08/01/23 3,067 3,282
ONEOK Partners, LP
4.900% due 03/15/25 2,921 3,189

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ONEOK, Inc.
4.350% due 03/15/29 2,829 2,946
Oracle Corp.
3.900% due 05/15/35 2,694 3,220
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 230 242
2.293% due 04/05/27 240 254
2.565% due 02/15/30 700 744
Pacific Gas and Electric Co.
1.750% due 06/16/22 690 690
2.100% due 08/01/27 210 203
2.500% due 02/01/31 260 246
3.300% due 08/01/40 60 55
3.500% due 08/01/50 110 99
PacifiCorp
6.000% due 01/15/39 970 1,384
4.100% due 02/01/42 1,710 2,038
Pactiv LLC
7.950% due 12/15/25 202 223
8.375% due 04/15/27 125 138
Parsley Energy LLC
4.125% due 02/15/28 (Þ) 50 52
Parsley Energy LLC / Parsley Finance
Corp.
5.375% due 01/15/25 (Þ) 10 10
PayPal Holdings, Inc.
1.350% due 06/01/23 380 388
1.650% due 06/01/25 390 404
PepsiCo, Inc.
0.750% due 05/01/23 510 515
2.250% due 03/19/25 50 53
2.625% due 03/19/27 50 55
1.625% due 05/01/30 420 428
3.625% due 03/19/50 70 84
3.875% due 03/19/60 140 175
Petrobras Global Finance BV
6.250% due 03/17/24 130 146
Pfizer, Inc.
0.800% due 05/28/25 640 642
2.625% due 04/01/30 490 538
1.700% due 05/28/30 420 430
Philip Morris International, Inc.
2.500% due 08/22/22 400 415
1.125% due 05/01/23 260 265
2.100% due 05/01/30 300 305
4.500% due 03/20/42 220 268
Series 5YR
2.500% due 11/02/22 220 229
Plains All American Pipeline, LP / PAA
Finance Corp.
6.650% due 01/15/37 2,901 3,082
Precision Castparts Corp.
2.500% due 01/15/23 3,203 3,333
4.375% due 06/15/45 342 416
Prime Security Services Borrower LLC /
Prime Finance, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 04/15/24 (Þ) 360 377
5.750% due 04/15/26 (Þ) 250 266
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 160 163
Procter & Gamble Co. (The)
2.800% due 03/25/27 80 89
3.000% due 03/25/30 260 298
Progress Energy, Inc.
7.750% due 03/01/31 2,142 3,112
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 2,869 3,252
PSEG Power LLC
8.625% due 04/15/31 896 1,300
PulteGroup, Inc.
7.875% due 06/15/32 187 265
Range Resources Corp.
5.000% due 03/15/23 225 218
Series WI
4.875% due 05/15/25 640 595
Raytheon Technologies Corp.
3.650% due 08/16/23 19 21
3.200% due 03/15/24 (Þ) 3,032 3,251
3.150% due 12/15/24 (Þ) 200 216
4.125% due 11/16/28 340 398
2.250% due 07/01/30 420 437
4.500% due 06/01/42 160 200
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 2,792 2,949
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 2,952 3,188
Republic Services, Inc.
2.500% due 08/15/24 280 297
Retail Properties of America, Inc.
4.000% due 03/15/25 3,259 3,242
Reynolds American, Inc.
5.850% due 08/15/45 310 377
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 950 1,026
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 300 282
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 100 87
RPM International, Inc.
4.550% due 03/01/29 2,860 3,273
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 373 414
4.832% due 05/01/48 (Þ) 845 987
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 380 428
Safeway, Inc.
7.250% due 02/01/31 479 541
Salesforce.com, Inc.
3.250% due 04/11/23 390 417

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
450 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 04/11/28 110 129
Santander Holdings USA, Inc.
4.500% due 07/17/25 100 111
Series FXD
3.500% due 06/07/24 1,456 1,568
Series WI
3.244% due 10/05/26 1,550 1,668
SBA Tower Trust
2.328% due 01/15/28 (Þ) 3,735 3,754
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 387
Senior Housing Properties Trust
4.750% due 02/15/28 667 592
Service Properties Trust
4.375% due 02/15/30 1,446 1,179
Sherwin-Williams Co. (The)
Series WI
3.950% due 01/15/26 1,303 1,477
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 2,978 3,227
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 2,596 2,857
Southern Copper Corp.
5.250% due 11/08/42 1,410 1,785
Southern Power Co.
5.150% due 09/15/41 1,250 1,455
Southwest Airlines Co.
4.750% due 05/04/23 2,104 2,254
Southwestern Energy Co.
6.200% due 01/23/25 1,089 1,091
Spectra Energy Partners, LP
4.750% due 03/15/24 2,787 3,097
Spirit AeroSystems , Inc.
3.950% due 06/15/23 172 153
4.600% due 06/15/28 460 383
Sprint Capital Corp.
8.750% due 03/15/32 2,813 4,210
Sunoco Logistics Partners Operations,
LP
6.100% due 02/15/42 2,633 2,667
5.300% due 04/01/44 50 47
Synchrony Bank
Series BKNT
3.000% due 06/15/22 852 880
Synchrony Financial
5.150% due 03/19/29 2,751 3,232
Sysco Corp.
2.400% due 02/15/30 3,115 3,162
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 (Þ) 230 232
4.875% due 02/01/31 (Þ) 200 195
Target Corp.
2.250% due 04/15/25 440 470
TCI Communications, Inc.
7.875% due 02/15/26 2,358 3,176
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 400 511
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 213
Tenet Healthcare Corp.
6.875% due 11/15/31 255 255
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 350 356
Texas Eastern Transmission, LP
2.800% due 10/15/22 (Þ) 290 299
4.150% due 01/15/48 (Þ) 1,000 1,038
Texas Instruments, Inc.
1.750% due 05/04/30 270 275
Thermo Fisher Scientific, Inc.
4.150% due 02/01/24 2,802 3,087
Time Warner Cable LLC
7.300% due 07/01/38 400 557
6.750% due 06/15/39 70 93
5.500% due 09/01/41 2,500 2,995
Time Warner Entertainment Co., LP
8.375% due 03/15/23 1,057 1,237
TJX Cos., Inc. (The)
3.500% due 04/15/25 3,244 3,602
3.750% due 04/15/27 90 104
T-Mobile USA, Inc.
6.000% due 03/01/23 10 10
6.000% due 04/15/24 10 10
3.500% due 04/15/25 (Þ) 1,470 1,611
3.750% due 04/15/27 (Þ) 90 100
3.875% due 04/15/30 (Þ) 1,160 1,303
2.550% due 02/15/31 (Þ) 3,209 3,266
Toll Brothers Finance Corp.
4.375% due 04/15/23 160 168
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 960 1,231
TransDigm , Inc.
8.000% due 12/15/25 (Þ) 120 130
6.250% due 03/15/26 (Þ) 290 302
Transocean, Inc.
6.800% due 03/15/38 179 23
Trinity Industries, Inc.
4.550% due 10/01/24 619 638
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 3,367 3,505
Tyson Foods, Inc.
3.950% due 08/15/24 2,521 2,802
Union Pacific Corp.
3.750% due 07/15/25 80 90
3.950% due 09/10/28 660 773
2.400% due 02/05/30 600 638
3.750% due 02/05/70 560 610
Series WI
3.839% due 03/20/60 390 438
United Parcel Service, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.900% due 04/01/25 3,000 3,404
United Rentals NA, Inc.
3.875% due 11/15/27 60 62
4.875% due 01/15/28 100 105
5.250% due 01/15/30 750 813
3.875% due 02/15/31 130 131
United States Steel Corp.
6.650% due 06/01/37 570 394
UnitedHealth Group, Inc.
2.375% due 10/15/22 70 73
3.500% due 06/15/23 150 162
3.750% due 07/15/25 200 227
1.250% due 01/15/26 140 143
3.875% due 12/15/28 130 154
2.875% due 08/15/29 400 444
2.000% due 05/15/30 150 156
5.700% due 10/15/40 400 581
4.250% due 06/15/48 120 153
4.450% due 12/15/48 80 106
3.700% due 08/15/49 80 95
3.875% due 08/15/59 280 339
3.125% due 05/15/60 60 64
Unum Group
4.500% due 12/15/49 3,195 3,120
Upjohn, Inc.
2.700% due 06/22/30 (Þ) 3,090 3,187
US Bancorp
1.450% due 05/12/25 990 1,020
USAA Capital Corp.
1.500% due 05/01/23 (Þ) 150 154
Valero Energy Corp.
7.500% due 04/15/32 2,499 3,221
VEREIT Operating Partnership, LP
4.600% due 02/06/24 3,113 3,352
Verizon Communications, Inc.
3.500% due 11/01/24 30 33
2.625% due 08/15/26 150 163
3.000% due 03/22/27 150 165
3.150% due 03/22/30 380 423
1.680% due 10/30/30 (Þ) 3,222 3,188
7.750% due 12/01/30 510 775
4.500% due 08/10/33 1,000 1,242
5.250% due 03/16/37 890 1,210
3.850% due 11/01/42 60 71
4.125% due 08/15/46 270 325
5.500% due 03/16/47 50 73
4.000% due 03/22/50 180 216
Series WI
3.376% due 02/15/25 291 323
4.329% due 09/21/28 166 199
4.862% due 08/21/46 390 516
ViacomCBS , Inc.
3.875% due 04/01/24 150 164
Visa, Inc.
4.300% due 12/14/45 1,330 1,733
Vistra Operations Co. LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.550% due 07/15/24 (Þ) 1,580 1,683
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 310 268
Vornado Realty Trust
3.500% due 01/15/25 3,391 3,530
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 3,260
Walmart, Inc.
3.400% due 06/26/23 3,189 3,439
3.550% due 06/26/25 130 147
3.700% due 06/26/28 810 946
Walt Disney Co. (The)
Series WI
6.400% due 12/15/35 2,193 3,274
6.650% due 11/15/37 200 300
Washington Prime Group, LP
6.450% due 08/15/24 939 486
Waste Management, Inc.
3.500% due 05/15/24 1,200 1,305
4.150% due 07/15/49 80 101
Wells Fargo & Co.
1.444% due 10/31/23 (USD 3 Month
LIBOR + 1.230%)(Ê) 200 203
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 130 135
3.000% due 10/23/26 920 1,004
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 500 544
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 530 550
4.150% due 01/24/29 815 948
2.879% due 10/30/30 (USD 3 Month
LIBOR + 1.170%)(Ê) 4,666 4,957
4.478% due 04/04/31 (USD 3 Month
LIBOR + 3.770%)(Ê) 330 396
5.375% due 11/02/43 200 263
4.400% due 06/14/46 160 188
4.750% due 12/07/46 2,430 2,981
5.013% due 04/04/51 (USD 3 Month
LIBOR + 4.240%)(Ê) 2,210 2,976
Series GMTN
4.900% due 11/17/45 1,700 2,133
Western Midstream Operating, LP
2.074% due 01/13/23 (USD 3 Month
LIBOR + 1.850%)(Ê) 140 130
3.100% due 02/01/25 390 368
4.650% due 07/01/26 240 230
4.500% due 03/01/28 130 120
4.050% due 02/01/30 750 712
5.450% due 04/01/44 1,604 1,363
5.250% due 02/01/50 1,448 1,330
Williams Cos., Inc. (The)
3.600% due 03/15/22 500 517
7.750% due 06/15/31 300 392
8.750% due 03/15/32 2,135 3,017

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
452 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.800% due 11/15/43 430 494
Series A
7.500% due 01/15/31 190 244
WPX Energy, Inc.
5.250% due 10/15/27 140 141
5.875% due 06/15/28 60 61
Wyndham Destinations, Inc.
5.400% due 04/01/24 178 182
6.350% due 10/01/25 17 18
Wynn Macau, Ltd.
5.125% due 12/15/29 (Þ) 200 185
Yum! Brands, Inc.
3.750% due 11/01/21 68 69
3.875% due 11/01/23 676 703
6.875% due 11/15/37 288 350
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 324 335
802,633
International Debt - 10.8%
1011778 B.C. Unlimited Liability Co. /
New Red Finance, Inc.
4.250% due 05/15/24 (Þ) 490 500
3.500% due 02/15/29 (Þ) 240 238
1011778 B.C. Unlimited Liability Co.
Term Loan B4
1.898% due 11/19/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 1,491 1,428
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 400 452
Abu Dhabi Government International
Bond
2.500% due 10/11/22 (Þ) 730 756
3.875% due 04/16/50 (Þ) 1,370 1,626
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 3,264 3,272
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 200 202
4.875% due 01/16/24 3,327 3,481
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 2,651 2,714
Altice France SA Term Loan B12
3.836% due 01/31/26 (USD 1 Month
LIBOR + 3.688%)(Ê) 448 433
America Movil SAB de CV
3.125% due 07/16/22 3,061 3,170
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 350 377
5.375% due 04/01/25 (Þ) 2,838 3,271
4.750% due 04/10/27 (Þ) 480 551
ArcelorMittal SA
3.600% due 07/16/24 590 614
4.550% due 03/11/26 260 280
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Avolon Holdings Funding, Ltd.
5.125% due 10/01/23 (Þ) 3,000 3,046
Axis Bank, Ltd.
3.000% due 08/08/22 (Þ) 3,134 3,161
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 2,846 3,005
Banco de Credito e Inversiones SA
3.500% due 10/12/27 (Þ) 2,974 3,226
Banco Santander Chile
3.875% due 09/20/22 (Þ) 1,319 1,385
Banco Santander Mexico SA
5.950% due 10/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.995%)(Ê)(Þ) 3,109 3,304
Banco Santander SA
1.344% due 04/12/23 (USD 3 Month
LIBOR + 1.120%)(Ê) 200 201
3.848% due 04/12/23 200 214
2.706% due 06/27/24 600 636
2.746% due 05/28/25 1,400 1,473
Series cd
3.500% due 04/11/22 2,374 2,468
Bancolombia SA
3.000% due 01/29/25 3,257 3,288
Bangkok Bank PCL
4.050% due 03/19/24 (Þ) 2,475 2,680
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 723 737
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 120 133
Bank of Nova Scotia (The)
1.300% due 06/11/25 470 479
Barclays Bank PLC
1.700% due 05/12/22 350 356
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 244 289
Barclays PLC
4.338% due 05/16/24 (USD 3 Month
LIBOR + 1.356%)(Ê) 600 645
4.972% due 05/16/29 (USD 3 Month
LIBOR + 1.902%)(Ê) 340 398
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 1,380 1,570
4.950% due 01/10/47 2,737 3,541
Bausch Health Americas, Inc. Term
Loan B
3.149% due 06/01/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 359 350
Bausch Health Cos., Inc.
6.250% due 02/15/29 (Þ) 460 474
7.250% due 05/30/29 (Þ) 210 226
Bharti Airtel International Netherlands
BV

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 144a
5.125% due 03/11/23 (Þ) 2,880 3,061
BHP Billiton Finance USA, Ltd.
5.000% due 09/30/43 260 359
BNP Paribas SA
3.375% due 01/09/25 (Þ) 3,280 3,559
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 1,250 1,380
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 590 610
4.625% due 03/13/27 (Þ) 450 511
4.400% due 08/14/28 (Þ) 1,490 1,740
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)(Þ) 240 267
BP Capital Markets PLC
2.750% due 05/10/23 128 135
3.119% due 05/04/26 869 943
Brazil Government International Bond
4.625% due 01/13/28 1,660 1,796
5.625% due 01/07/41 2,530 2,767
5.000% due 01/27/45 1,490 1,528
Brookfield Finance, Inc.
4.700% due 09/20/47 2,711 3,136
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 470 476
2.606% due 07/22/23 (USD 3 Month
LIBOR + 0.785%)(Ê) 1,247 1,291
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 2,662 3,104
Carnival Corp.
11.500% due 04/01/23 (Þ) 2,076 2,294
Celulosa Arauco y Constitucion SA
5.150% due 01/29/50 (Þ) 1,500 1,618
Series WI
5.500% due 11/02/47 1,297 1,454
Cenovus Energy, Inc.
6.750% due 11/15/39 706 783
Series WI
5.400% due 06/15/47 281 277
CNOOC Finance USA LLC
3.500% due 05/05/25 1,140 1,246
Colombia Government International
Bond
5.625% due 02/26/44 1,220 1,507
Cooperatieve Rabobank UA
4.625% due 12/01/23 600 667
4.375% due 08/04/25 2,850 3,224
Credit Agricole SA
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 390 399
Credit Suisse Group AG
2.593% due 09/11/25 (SOFR +
1.560%)(Ê)(Þ) 250 262
2.193% due 06/05/26 (SOFR +
2.044%)(Ê)(Þ) 1,230 1,270
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.869% due 01/12/29 (USD 3 Month
LIBOR + 1.410%)(Ê)(Þ) 2,931 3,259
4.194% due 04/01/31 (SOFR +
3.730%)(Ê)(Þ) 510 585
Series WI
4.875% due 05/15/45 2,414 3,158
Danone SA
2.589% due 11/02/23 (Þ) 4,695 4,944
Danske Bank A/S
5.000% due 01/12/22 (Þ) 4,516 4,729
3.001% due 09/20/22 (USD 3 Month
LIBOR + 1.249%)(Ê)(Þ) 510 519
3.875% due 09/12/23 (Þ) 230 247
5.375% due 01/12/24 (Þ) 490 551
1.226% due 06/22/24 (Þ) 200 202
Deutsche Bank AG
3.950% due 02/27/23 3,100 3,265
3.700% due 05/30/24 3,071 3,260
4.500% due 04/01/25 629 641
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 709 688
DH Europe Finance II SARL
2.600% due 11/15/29 2,992 3,240
DNB Bank ASA
2.150% due 12/02/22 (Þ) 3,189 3,301
DP World PLC
5.625% due 09/25/48 (Þ) 980 1,118
Ecopetrol SA
5.875% due 05/28/45 1,210 1,320
Egypt Government International Bond
5.577% due 02/21/23 (Þ) 550 566
Electricite de France SA
6.000% due 01/22/14 (Þ) 2,380 3,263
Enbridge, Inc.
3.700% due 07/15/27 2,850 3,143
ENEL Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 2,929 3,239
Eni SpA
4.250% due 05/09/29 (Þ) 2,734 3,080
Enstar Group, Ltd.
4.950% due 06/01/29 2,800 3,085
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 460 492
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 3,005 3,272
Froneri International, Ltd. Term Loan
2.395% due 01/31/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 449 431
Garda World Security Corp. 1st Lien
Term Loan B
4.900% due 10/17/26 (USD 1 Month
LIBOR + 4.750%)(Ê) 275 273
Gazprom OAO Via Gaz Capital SA
4.950% due 07/19/22 (Þ) 2,847 2,990

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
454 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 5,274 5,702
GFL Environmental, Inc.
4.250% due 06/01/25 (Þ) 240 245
GFL Environmental, Inc. 1st Lien Term
Loan B
4.000% due 05/31/25 (USD 3 Month
LIBOR  + 3.000%)(Ê) 119 118
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 1,241 1,288
2.875% due 06/01/22 1,933 2,005
HSBC Bank PLC
7.650% due 05/01/25 2,615 3,227
HSBC Holdings PLC
4.250% due 08/18/25 670 741
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 580 592
4.583% due 06/19/29 (USD 3 Month
LIBOR + 1.535%)(Ê) 4,584 5,292
3.973% due 05/22/30 (USD 3 Month
LIBOR + 1.610%)(Ê) 900 1,009
2.848% due 06/04/31 (SOFR +
2.387%)(Ê) 1,190 1,230
6.500% due 12/31/99 (USD ICE Swap
Rate NY 5 Year Rate + 3.606%)(Ê)(ƒ) 510 546
Indonesia Government International
Bond
3.500% due 01/11/28 440 481
4.350% due 01/11/48 490 566
3.700% due 10/30/49 1,640 1,744
Series DmtN
3.850% due 07/18/27 (Þ) 200 224
Series REGS
3.750% due 04/25/22 1,550 1,611
5.125% due 01/15/45 400 502
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 1,500 1,544
3.375% due 01/12/23 (Þ) 2,323 2,417
5.017% due 06/26/24 (Þ) 1,840 1,942
5.710% due 01/15/26 (Þ) 400 436
3.875% due 01/12/28 (Þ) 1,171 1,274
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 1,128 1,172
4.375% due 05/15/23 (Þ) 670 711
4.750% due 09/15/24 (Þ) 652 713
Israel Government International Bond
2.750% due 07/03/30 500 546
3.875% due 07/03/50 270 313
KazMunayGas National Co. JSC
6.375% due 10/24/48 (Þ) 250 332
Kenya Government International Bond
Series REGS
6.875% due 06/24/24 420 444
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 1,200 1,356
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lloyds Banking Group PLC
3.900% due 03/12/24 900 979
4.500% due 11/04/24 600 658
4.375% due 03/22/28 200 232
4.550% due 08/16/28 210 248
4.344% due 01/09/48 2,984 3,480
6.413% due 01/29/49 (USD 3 Month
LIBOR + 1.495%)(Ê)(ƒ)(Þ) 225 266
Series 144a
6.657% due 12/29/49 (USD 3 Month
LIBOR + 1.270%)(Ê)(ƒ)(Þ) 343 415
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 2,827 2,997
MA Finance Co. LLC Term Loan B
2.648% due 06/21/24 (USD 1 Month
LIBOR + 2.500%)(Ê) 14 13
Magnolia Finance XI DAC
2.224% due 08/13/24 (Š) 1,158 1,123
Series 2019-1OTF Class A
3.660% due 08/09/24 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 1,117 1,106
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 362 378
Methanex Corp.
5.650% due 12/01/44 477 458
Mexico Generadora de Energia S de RL
5.500% due 12/06/32 (Þ) — —
Mexico Government International Bond
4.350% due 01/15/47 3,220 3,378
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/22 310 320
Mondelez International, Inc.
2.125% due 09/19/22 (Þ) 703 724
National Bank of Canada
2.150% due 10/07/22 (Þ) 1,697 1,753
Natwest Group PLC
3.875% due 09/12/23 280 302
5.125% due 05/28/24 1,500 1,652
4.519% due 06/25/24 (USD 3 Month
LIBOR + 1.550%)(Ê) 200 217
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 500 547
7.648% due 12/31/49 (USD 3 Month
LIBOR + 2.500%)(Ê)(ƒ) 706 1,084
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 3,179 3,255
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 300 291
7.143% due 02/23/30 (Þ) 320 309
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 510 518
3.522% due 09/17/25 (Þ) 1,040 1,046
4.345% due 09/17/27 (Þ) 940 942
Nutrien , Ltd.
5.875% due 12/01/36 2,542 3,262
OCP SA

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 10/22/25 (Þ) 330 349
Ovintiv , Inc.
6.500% due 08/15/34 504 473
6.500% due 02/01/38 456 416
Panama Government International Bond
2.252% due 09/29/32 250 253
4.500% due 04/01/56 360 444
Panther BF Aggregator, LP Term Loan B
3.648% due 04/30/26 (USD 1 Month
LIBOR + 3.500%)(Ê) 1,342 1,301
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 1,000 1,030
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 3,495 3,658
Peruvian Government International Bond
2.783% due 01/23/31 310 335
6.550% due 03/14/37 10 15
5.625% due 11/18/50 770 1,224
Petrobras Global Finance BV
7.375% due 01/17/27 620 747
Series WI
5.299% due 01/27/25 5,795 6,462
Petroleos Mexicanos
3.500% due 01/30/23 200 196
Series WI
4.625% due 09/21/23 250 247
6.875% due 08/04/26 850 816
Prosus NV
4.850% due 07/06/27 (Þ) 750 858
Provincia de Buenos Aires
6.500% due 02/15/23 (~)(Ê)(Þ) 450 146
7.875% due 06/15/27 (~)(Ê)(Þ) 400 131
Qatar Government International Bond
4.000% due 03/14/29 (Þ) 650 761
4.817% due 03/14/49 (Þ) 1,000 1,332
4.400% due 04/16/50 (Þ) 410 522
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 3,222
RESIMAC Premier
1.274% due 02/07/52 (Þ) 3,520 3,517
Royal Bank of Canada
1.150% due 06/10/25 450 457
Series GMTN
1.600% due 04/17/23 780 802
Royal Caribbean Cruises, Ltd.
11.500% due 06/01/25 (Þ) 539 617
3.700% due 03/15/28 170 124
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 2,930 3,148
Sands China, Ltd.
3.800% due 01/08/26 (Þ) 410 419
Series WI
4.600% due 08/08/23 1,292 1,376
5.125% due 08/08/25 420 452
Santander UK Group Holdings PLC
5.625% due 09/15/45 (Þ) 2,653 3,337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Santander UK PLC
5.000% due 11/07/23 (Þ) 988 1,081
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 3,093 3,241
Schneider Electric SE
2.950% due 09/27/22 (Þ) 1,470 1,538
Seagate Technology PLC
4.875% due 03/01/24 2,927 3,205
SFR Group SA
7.375% due 05/01/26 (Þ) 230 240
Shell International Finance BV
2.750% due 04/06/30 460 496
4.375% due 05/11/45 550 655
4.000% due 05/10/46 430 489
3.250% due 04/06/50 500 513
Shinhan Bank Co., Ltd.
2.875% due 03/28/22 (Þ) 2,994 3,086
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 1,245 1,294
Sinopec Group Overseas Development,
Ltd.
4.375% due 04/10/24 (Þ) 530 584
Smurfit Kappa Treasury Funding, Ltd.
7.500% due 11/20/25 365 442
Societe Generale SA
5.000% due 01/17/24 (Þ) 2,968 3,224
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
8.000% due 09/20/25 (Þ) 530 562
Standard Chartered PLC
3.950% due 01/11/23 (Þ) 2,944 3,071
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 250 304
Stars Group Holdings BV Term Loan B
3.720% due 07/10/25 (USD 3 Month
LIBOR  + 3.500%)(Ê) 17 17
Statoil ASA
3.150% due 01/23/22 2,045 2,115
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 90 92
Suzano Austria GmbH
3.750% due 01/15/31 630 649
Swedbank AB
1.300% due 06/02/23 (Þ) 570 580
Teck Resources, Ltd.
6.000% due 08/15/40 20 22
Telecom Italia Capital SA
6.375% due 11/15/33 209 247
6.000% due 09/30/34 394 459
7.200% due 07/18/36 531 670
7.721% due 06/04/38 562 761
Telefonaktiebolaget LM Ericsson
4.125% due 05/15/22 1,155 1,193
Telefonica Emisiones SA
5.213% due 03/08/47 500 592
Tencent Holdings, Ltd.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
456 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.985% due 01/19/23 (Þ) 2,978 3,101
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 150 144
Series 2
3.650% due 11/10/21 90 89
Teva Pharmaceutical Finance IV BV
3.650% due 11/10/21 220 218
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 1,130 1,071
3.150% due 10/01/26 360 317
Series WI
6.000% due 04/15/24 220 221
7.125% due 01/31/25 620 643
Toronto-Dominion Bank (The)
0.750% due 06/12/23 880 886
1.150% due 06/12/25 450 457
Total Capital Canada, Ltd.
2.750% due 07/15/23 2,108 2,234
Total Capital International SA
3.750% due 04/10/24 2,826 3,120
Toyota Industries Corp.
3.110% due 03/12/22 (Þ) 275 284
TransAlta Corp.
4.500% due 11/15/22 564 584
6.500% due 03/15/40 281 292
TransCanada Trust
5.300% due 03/15/77 (USD 3 Month
LIBOR + 3.208%)(Ê) 500 496
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 1,200 1,299
6.390% due 01/15/50 (Þ) 1,794 1,863
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 320 318
1.000% due 09/28/27 (Þ) 270 265
UBS AG
1.750% due 04/21/22 (Þ) 870 886
UBS Group AG
3.491% due 05/23/23 (Þ) 4,111 4,286
2.859% due 08/15/23 (USD 3 Month
LIBOR + 0.954%)(Ê)(Þ) 200 207
4.253% due 03/23/28 (Þ) 250 289
3.126% due 08/13/30 (USD 3 Month
LIBOR + 1.468%)(Ê)(Þ) 3,371 3,698
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 2,510 2,702
UniCredit SpA
6.572% due 01/14/22 (Þ) 4,247 4,494
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 231 264
Valaris PLC
4.875% due 06/01/22 333 23
Vale Overseas, Ltd.
6.875% due 11/21/36 1,244 1,670
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Valeant Pharmaceuticals International,
Inc.
5.500% due 11/01/25 (Þ) 20 21
Virgin Media Secured Finance PLC
5.500% due 05/15/29 (Þ) 350 374
Vodafone Group PLC
4.375% due 05/30/28 950 1,123
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 466 553
Ziggo Secured Finance BV Term Loan I
2.648% due 04/30/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 19 18
342,623
Loan Agreements - 1.3%
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
5.750% due 09/24/25 (USD 3 Month
LIBOR  + 4.750%)(Ê) 590 571
Allied Universal Holdco Term Loan B
4.398% due 07/12/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 1,253 1,226
Api Group DE, Inc. Term Loan B
5.500% due 10/01/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,370 1,338
Aramark Services, Inc. 1st Lien Term
Loan B3
1.898% due 03/11/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 333 317
Asplundh Tree Expert LLC Term Loan B
2.640% due 09/07/27 (USD 1 Month
LIBOR + 2.500%)(Ê) 150 150
Asurion LLC 1st Lien Term Loan B7
3.148% due 11/03/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 760 744
Asurion LLC Term Loan B4
3.148% due 08/04/22 (USD 1 Month
LIBOR + 3.000%)(Ê) 536 527
Atlantic Aviation FBO, Inc. Term Loan B
3.900% due 12/06/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 118 115
Berry Global, Inc. Term Loan W
2.147% due 10/01/22 (USD 1 Month
LIBOR + 2.000%)(Ê) 522 516
Boeing Co. (The) Delayed Draw Term
Loan
1.500% due 02/07/22 (USD 2 Month
LIBOR  + 1.250%)(Ê) 462 452
1.520% due 02/07/22 (USD 2 Month
LIBOR  + 1.250%)(Ê) 548 536
Brickman Group, Ltd. 1st Lien Term
Loan B
2.688% due 08/15/25 (USD 1 Month
LIBOR + 2.500%)(Ê) 205 201
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.898% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 628 587

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Caesars Resort Collection LLC Term
Loan
4.648% due 06/19/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 400 387
4.651% due 06/19/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 200 193
Change Healthcare Holdings LLC 1st
Lien Term Loan B
3.500% due 03/01/24 (USD 3 Month
LIBOR  + 2.500%)(Ê) 1,494 1,457
Charter Communications Operating LLC
Term Loan B1
1.900% due 04/30/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 1,226 1,198
Citadel Securities, LP Term Loan B
2.898% due 02/27/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 1,188 1,169
CityCenter Holdings LLC Term Loan B
3.000% due 04/18/24 (USD 1 Month
LIBOR + 2.250%)(Ê) 15 14
Dcert Buyer, Inc. Term Loan B
4.148% due 10/16/26 (USD 1 Month
LIBOR + 4.000%)(Ê) 1,373 1,343
Deerfield Dakota Holding, LLC Term
Loan B
4.750% due 04/09/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 259 255
Dell International LLC Term Loan B
2.750% due 09/19/25 (USD 1 Month
LIBOR + 2.000%)(Ê) 838 829
Delta Air Lines, Inc. Term Loan B
5.750% due 04/29/23 (USD 3 Month
LIBOR  + 4.750%)(Ê) 848 843
Edelman Financial Center LLC 1st Lien
Term Loan
3.152% due 07/19/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 314 303
Elanco Animal Health, Inc. Term Loan B
1.899% due 02/04/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 1,055 1,031
Eyecare Partners LLC Delayed Draw
Term Loan
3.750% due 02/20/27 (USD 3 Month
LIBOR  + 3.750%)(Ê)(Œ) 61 57
Eyecare Partners LLC Term Loan
3.898% due 02/20/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 258 244
First Eagle Holdings, Inc. Term Loan B
2.720% due 02/02/27 (USD 3 Month
LIBOR  + 2.500%)(Ê) 186 181
Focus Financial Partners LLC Term Loan
2.148% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 623 604
Genesee & Wyoming, Inc. New Term
Loan
2.220% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 366 358
Golden Nugget, Inc. 1st Lien Term Loan
B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 10/04/23 (USD 1 Month
LIBOR + 2.500%)(Ê) 554 487
HCA, Inc. Term Loan B12
1.898% due 03/13/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 195 194
Hilton Worldwide Finance LLC Term
Loan B
1.899% due 06/21/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 1,378 1,304
iHeartCommunications , Inc. Term Loan
3.148% due 05/01/26 (USD 1 Month
LIBOR + 3.000%)(Ê) 502 470
Intrawest Resorts Holdings, Inc. Term
Loan B1
2.898% due 07/31/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 590 565
Jaguar Holding Co. II 1st Lien Term
Loan
3.500% due 08/18/22 (USD 1 Month
LIBOR + 2.500%)(Ê) 222 220
Jane Street Group LLC Term Loan
3.148% due 01/07/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 1,364 1,343
Level 3 Financing, Inc. Term Loan B
1.898% due 03/01/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 649 625
McAfee LLC Term Loan B
3.895% due 09/29/24 (USD 1 Month
LIBOR + 3.750%)(Ê) 615 608
Michaels Stores, Inc. Term Loan B
4.250% due 09/17/27 (USD 1 Month
LIBOR + 3.500%)(Ê) 376 368
MultiPlan , Inc. Term Loan B
3.750% due 06/07/23 (USD 3 Month
LIBOR  + 2.750%)(Ê) 730 720
Nexstar Broadcasting, Inc. Term Loan B4
2.899% due 09/19/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 1,524 1,483
Option Care Health, Inc. Term Loan B
4.648% due 08/06/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 1,370 1,340
Party City Holdings, Inc. Term Loan B
3.250% due 08/19/22 (USD 3 Month
LIBOR  + 2.500%)(Ê) 213 163
PCI Gaming Authority Term Loan
2.648% due 05/31/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 272 262
Phoenix Guarantor, Inc. Term Loan B
3.397% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 485 469
Prime Security Services Borrower LLC
Term Loan B1
4.250% due 09/23/26 (USD 3 Month
LIBOR  + 3.250%)(Ê) 1,059 1,044
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
3.898% due 11/16/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 1,342 1,300

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
458 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reynolds American, Inc. Term Loan
1.898% due 02/04/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 500 490
Reynolds Group Holdings, Inc. Term
Loan
2.898% due 02/05/23 (USD 1 Month
LIBOR + 2.750%)(Ê) 40 39
Scientific Games International, Inc. 1st
Lien Term Loan B5
2.898% due 08/14/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 905 840
Seattle SpinCo , Inc. 1st Lien Term Loan
B3
2.648% due 06/21/24 (USD 1 Month
LIBOR + 2.500%)(Ê) 97 91
Sotera Health Holdings LLC Term Loan
5.500% due 12/13/26 (USD 3 Month
LIBOR  + 4.500%)(Ê) 1,433 1,427
Station Casinos LLC Term Loan B
2.500% due 02/08/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 129 123
TKC Holdings, Inc. 1st Lien Term Loan
4.750% due 02/01/23 (USD 2 Month
LIBOR  + 3.750%)(Ê) 345 323
Trans Union LLC Term Loan B5
1.898% due 11/13/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 417 406
UFC Holdings LLC Term Loan
4.250% due 04/29/26 (USD 6 Month
LIBOR  + 3.250%)(Ê) 878 860
US Foods, Inc. Term Loan B
1.898% due 06/27/23 (USD 1 Month
LIBOR + 1.750%)(Ê) 308 294
2.148% due 09/13/26 (USD 1 Month
LIBOR + 2.000%)(Ê) 308 293
VFH Parent LLC Term Loan B
3.145% due 03/01/26 (USD 1 Month
LIBOR + 3.000%)(Ê) 1,152 1,138
VICI Properties, Inc. Replacement Term
Loan B
1.896% due 12/22/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 460 441
Virgin Media Bristol LLC Term Loan N
2.648% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,311 1,264
VVC Holdings Corp. Term Loan B
4.750% due 02/11/26 (USD 3 Month
LIBOR  + 3.250%)(Ê) 1,362 1,332
Western Digital Corp. 1st Lien Term
Loan B4
1.898% due 04/29/23 (USD 1 Month
LIBOR + 1.750%)(Ê) 259 257
Wynn Resorts Finance LLC Term Loan A
1.900% due 09/20/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 1,397 1,313
41,642
Mortgage-Backed Securities - 23.8%
225 Liberty Street Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 975 1,059
Alternative Loan Trust
Series 2005-J13 Class 2A7
5.500% due 11/25/35 177 150
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,771 1,219
Banc of America Funding Trust
Series 2005-D Class A1
4.217% due 05/25/35 (~)(Ê) 1,435 1,460
Banc of America Mortgage Trust
Series 2005-D Class 2A7
4.539% due 05/25/35 (~)(Ê) 352 346
Bear Stearns ARM Trust
Series 2004-3 Class 2A
3.911% due 07/25/34 (~)(Ê) 614 588
Series 2004-5 Class 2A
4.451% due 07/25/34 (~)(Ê) 224 226
Bellemeade Re, Ltd.
Series 2020-1A Class M1A
2.825% due 06/25/30 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 5,859 5,869
Series 2020-2A Class M1B
3.583% due 08/26/30 (USD 1 Month
LIBOR + 3.200%)(Ê)(Þ) 4,000 4,031
BX Commercial Mortgage Trust
Series 2018-IND Class G
2.235% due 11/15/35 (USD 1 Month
LIBOR + 2.050%)(Ê)(Þ) 623 609
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 1,927 1,926
Series 2019-XL Class F
2.185% due 10/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 2,630 2,574
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,325
Series 2019-LIFE Class G
3.435% due 12/15/37 (USD 1 Month
LIBOR + 3.250%)(Ê)(Þ) 7,883 7,469
CHL Mortgage Pass-Through Trust
Series 2004-11 Class 2A1
3.820% due 07/25/34 (~)(Ê) 590 591
Series 2007-4 Class 1A10
6.000% due 05/25/37 2,223 1,572
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 990 1,031
Series 2019-SST2 Class F
2.685% due 12/15/36 (USD 1 Month
LIBOR + 2.500%)(Ê)(Þ) 1,870 1,779
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.380% due 10/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.400%)(Ê) 18 19
Series 2012-7 Class 10A2
3.206% due 09/25/36 (~)(Ê)(Þ) 840 812
Series 2015-2 Class 5A1
2.268% due 03/25/47 (USD 1 Month
LIBOR + 0.250%)(Ê)(Þ) 652 657
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Þ) 950 1,015
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 1,355 1,375
Series 2014-277P Class A
3.732% due 08/10/49 (~)(Ê)(Þ) 930 989
Series 2015-3BP Class A
3.178% due 02/10/35 (Þ) 2,060 2,194
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 975 1,054
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 971 977
Series 2019-521F Class D
3.471% due 06/15/34 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 4,040 3,779
CORE Mortgage Trust
Series 2019-CORE Class D
3.564% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 7,130 6,993
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
7.534% due 07/15/32 (USD 1 Month
LIBOR + 5.350%)(Ê)(Þ) 1,500 1,009
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,766 5,665
Series 2019-ICE4 Class F
2.835% due 05/15/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 2,250 2,199
Credit Suisse Mortgage Securities Corp.
Trust
4.764% due 12/15/22 2,810 2,598
Credit Suisse Mortgage Trust
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 2,502 2,558
Series 2019-AFC1 Class A1
2.573% due 07/25/49 (~)(Ê)(Þ) 1,597 1,626
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 270 287
CSWF
Series 2018-TOP Class B
1.485% due 08/15/35 (USD 1 Month
LIBOR + 1.300%)(Ê)(Þ) 1,720 1,649
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 4,676
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DBUBS Mortgage Trust
Series 2011-LC3A Class C
5.513% due 08/10/44 (~)(Ê)(Þ) 320 321
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C3 Class A5
2.890% due 08/10/49 1,630 1,760
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
1.571% due 06/27/37 (~)(Ê)(Þ) 2,461 2,432
Eagle Re, Ltd.
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 2,170 2,153
Fannie Mae
3.000% due 2027 304 320
3.500% due 2028 543 586
3.160% due 2029 118 134
2.140% due 2030 200 212
2.260% due 2030 693 743
3.500% due 2030 506 540
2.240% due 2031 200 213
2.600% due 2031 1,680 1,835
5.000% due 2031 1,428 1,584
1.850% due 2032 100 104
1.950% due 2032 100 104
2.320% due 2032 200 213
2.500% due 2032 3,899 4,128
2.500% due 2033 12,175 12,774
3.000% due 2033 2,481 2,627
3.500% due 2033 1,869 2,018
5.500% due 2034 363 428
2.500% due 2035 23,262 24,568
4.500% due 2035 1,859 2,109
5.500% due 2035 236 278
6.000% due 2035 239 281
4.000% due 2036 30 33
5.500% due 2036 460 539
4.000% due 2037 23 25
5.500% due 2037 138 160
5.500% due 2038 28 32
4.500% due 2039 234 263
6.000% due 2039 420 497
4.500% due 2040 90 101
5.500% due 2040 2,615 3,036
4.000% due 2041 402 443
4.500% due 2041 286 322
5.000% due 2041 1,591 1,835
6.000% due 2041 696 828
3.500% due 2042 56 61
3.500% due 2043 3,085 3,356
3.500% due 2045 4,191 4,556
4.000% due 2045 2,839 3,084
3.000% due 2046 1,569 1,696
3.500% due 2046 3,648 3,903
4.500% due 2046 2,149 2,462

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
460 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 2046 1,177 1,344
3.000% due 2047 12,067 12,798
3.500% due 2047 2,877 3,118
4.000% due 2047 6,860 7,377
3.500% due 2048 1,103 1,178
4.000% due 2048 485 529
4.500% due 2048 9,821 10,778
5.000% due 2048 7,133 7,849
3.000% due 2049 29,170 31,560
3.500% due 2049 4,179 4,514
4.000% due 2049 5,059 5,519
4.500% due 2049 461 504
5.000% due 2049 382 419
2.000% due 2050 15,020 15,544
2.500% due 2050 40,392 42,303
3.000% due 2050 26,459 28,630
3.500% due 2050 23,191 24,783
4.000% due 2050 184 201
4.500% due 2050 167 182
5.000% due 2050 482 529
4.000% due 2056 3,309 3,763
4.500% due 2056 1,205 1,374
5.500% due 2056 1,064 1,256
3.500% due 2057 3,523 3,896
4.000% due 2057 261 294
4.500% due 2057 981 1,119
15 Year TBA(Ï)
1.500% 3,900 3,980
2.000% 3,600 3,733
30 Year TBA(Ï)
2.000% 16,200 16,681
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/25/26 6 1
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/25/30 8 1
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 12/25/31 11 2
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/25/32 3 1
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/25/33 169 28
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/25/35 479 95
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/25/36 76 16
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C04 Class 1M2
4.418% due 01/25/29 (USD 1 Month
LIBOR + 4.250%)(Ê) 2,386 2,466
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-C01 Class 1M2
3.718% due 07/25/29 (USD 1 Month
LIBOR + 3.550%)(Ê) 4,286 4,405
Series 2017-C05 Class 1M2
2.368% due 01/25/30 (USD 1 Month
LIBOR + 2.200%)(Ê) 3,204 3,164
Series 2017-C07 Class 1M2
2.568% due 05/25/30 (USD 1 Month
LIBOR + 2.400%)(Ê) 1,458 1,437
Series 2019-R07 Class 1B1
3.568% due 10/25/39 (USD 1 Month
LIBOR + 3.400%)(Ê)(Þ) 2,800 2,443
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIP
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 9 1
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33 28 6
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33 28 5
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33 132 28
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33 22 4
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33 29 5
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33 14 3
Series 2005-117 Class LC
5.500% due 11/25/35 452 477
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 17 17
Series 2007-73 Class A1
1.883% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 157 154
Series 2009-70 Class PS
Interest Only STRIP
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 4,217 1,010
Series 2010-95 Class S
Interest Only STRIP
6.432% due 09/25/40 (USD 1 Month
LIBOR + 6.600%)(Ê) 4,468 1,093
Series 2012-35 Class SC
Interest Only STRIP
4.677% due 04/25/42 (USD 1 Month
LIBOR + 6.500%)(Ê) 18 4
Series 2013-54 Class BS

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
5.982% due 06/25/43 (USD 1 Month
LIBOR + 6.150%)(Ê) 201 44
Series 2013-124 Class SB
Interest Only STRIP
5.782% due 12/25/43 (USD 1 Month
LIBOR + 5.950%)(Ê) 415 82
Series 2016-23 Class ST
Interest Only STRIP
4.177% due 11/25/45 (USD 1 Month
LIBOR + 6.000%)(Ê) 2,142 475
Series 2016-60 Class QS
Interest Only STRIP
4.277% due 09/25/46 (USD 1 Month
LIBOR + 6.100%)(Ê) 689 141
Series 2016-61 Class BS
Interest Only STRIP
4.277% due 09/25/46 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,864 366
Series 2017-76 Class SB
Interest Only STRIP
5.932% due 10/25/57 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,242 268
Series 2017-85 Class SC
Interest Only STRIP
6.032% due 11/25/47 (USD 1 Month
LIBOR + 6.200%)(Ê) 396 80
Series 2020-47 Class GZ
2.000% due 07/25/50 403 398
Series 2020-56 Class DI
Interest Only STRIP
2.500% due 08/25/50 494 69
Fannie Mae-Aces
Series 2013-M6 Class 1AC
3.552% due 02/25/43 (~)(Ê) 337 379
Series 2017-M8 Class A2
3.061% due 05/25/27 (~)(Ê) 200 224
Series 2018-M9 Class APT2
3.228% due 04/25/28 (~)(Ê) 600 665
Series 2018-M15 Class 1A2
3.700% due 01/25/36 100 117
Series 2019-M4 Class A2
3.610% due 02/25/31 390 458
Series 2019-M19 Class A2
2.560% due 09/25/29 1,019 1,110
Series 2019-M23 Class 3A3
2.720% due 10/25/31 (~)(Ê) 1,000 1,059
Series 2019-M27 Class A2
2.700% due 11/25/40 200 222
Series 2019-M28 Class AV
2.232% due 02/25/27 436 464
Series 2020-M6 Class A
2.500% due 10/25/37 97 101
Flagstar Mortgage Trust
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 46 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac
3.500% due 2030 580 621
3.000% due 2031 1,143 1,199
2.000% due 2032 92 96
3.000% due 2032 157 164
5.000% due 2035 19 22
4.000% due 2036 60 66
6.000% due 2038 856 1,003
4.500% due 2039 3,424 3,930
5.500% due 2039 406 469
5.500% due 2040 636 738
4.000% due 2041 4,068 4,549
5.500% due 2041 945 1,096
3.500% due 2043 1,699 1,859
4.000% due 2044 2,630 2,918
3.500% due 2045 11,353 12,556
4.000% due 2045 1,953 2,127
4.500% due 2045 95 106
3.000% due 2046 13,091 14,138
3.500% due 2046 214 234
4.000% due 2046 1,937 2,100
4.500% due 2046 1,090 1,197
3.000% due 2047 4,050 4,399
3.500% due 2047 165 178
4.000% due 2047 257 278
4.500% due 2047 136 148
3.000% due 2048 453 495
4.000% due 2048 3,115 3,395
4.500% due 2048 4,646 5,033
5.000% due 2048 476 523
3.000% due 2049 2,197 2,363
4.500% due 2049 2,234 2,462
5.000% due 2049 556 610
1.500% due 2050 6,000 6,031
2.500% due 2050 17,395 18,395
3.000% due 2050 35,019 37,479
3.500% due 2050 269 292
4.000% due 2050 561 603
5.000% due 2050 417 457
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2016-K058 Class X1
Interest Only STRIP
0.926% due 08/25/26 (~)(Ê) 12,481 588
Series 2019-K094 Class X1
Interest Only STRIP
0.881% due 06/25/29 (~)(Ê) 999 66
Series 2019-K095 Class X1
Interest Only STRIP
0.949% due 06/25/29 (~)(Ê) 998 71
Series 2019-K101 Class X1
Interest Only STRIP
0.837% due 10/25/29 (~)(Ê) 2,396 155
Series 2019-K735 Class X1
Interest Only STRIP
0.965% due 05/25/26 (~)(Ê) 1,232 58
Series 2019-KC05 Class X1

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
462 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
1.204% due 06/25/27 (~)(Ê) 1,577 91
Series 2019-RR01 Class X
Interest Only STRIP
1.534% due 06/25/28 (~)(Ê) 5,000 500
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 863 1,027
Freddie Mac REMICS
Interest Only STRIP
2.000% due 11/25/50 5,300 591
Series 1999-2129 Class SG
Interest Only STRIP
6.450% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 205 33
Series 2000-2247 Class SC
Interest Only STRIP
6.962% due 08/15/30 (USD 1 Month
LIBOR + 7.500%)(Ê) 7 1
Series 2002-2463 Class SJ
Interest Only STRIP
7.462% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 17 4
Series 2003-2610 Class UI
Interest Only STRIP
6.500% due 05/15/33 5 1
Series 2003-2624 Class QH
5.000% due 06/15/33 237 274
Series 2003-2649 Class IM
Interest Only STRIP
7.000% due 07/15/33 35 7
Series 2011-3973 Class SA
Interest Only STRIP
4.569% due 12/15/41 (USD 1 Month
LIBOR + 6.490%)(Ê) 69 17
Series 2012-4045 Class HD
4.500% due 07/15/41 964 1,039
Series 2020-5010 Class IK
Interest Only STRIP
2.500% due 09/25/50 298 35
Series 2020-5010 Class JI
Interest Only STRIP
2.500% due 09/25/50 795 109
Series 2020-5013 Class IN
Interest Only STRIP
2.500% due 09/25/50 299 43
Series 2020-5018 Class MI
Interest Only STRIP
2.000% due 10/25/50 498 64
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28 6 1
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28 12 2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2001-212 Class IO
Interest Only STRIP
6.000% due 05/15/31 13 2
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/15/31 17 3
Series 2014-334 Class S7
Interest Only STRIP
4.179% due 08/15/44 (USD 1 Month
LIBOR + 6.100%)(Ê) 781 166
Series 2016-353 Class S1
Interest Only STRIP
4.079% due 12/15/46 (USD 1 Month
LIBOR + 6.000%)(Ê) 374 85
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 Class M3
4.868% due 04/25/28 (USD 1 Month
LIBOR + 4.700%)(Ê) 6,652 6,931
Series 2016-DNA4 Class M3
3.968% due 03/25/29 (USD 1 Month
LIBOR + 3.800%)(Ê) 5,443 5,644
Series 2017-DNA1 Class B1
6.773% due 07/25/29 (USD 1 Month
LIBOR + 4.950%)(Ê) 830 849
Series 2017-DNA2 Class M2
3.618% due 10/25/29 (USD 1 Month
LIBOR + 3.450%)(Ê) 9,218 9,472
Series 2020-DNA2 Class M2
2.018% due 02/25/50 (USD 1 Month
LIBOR + 1.850%)(Ê)(Þ) 2,900 2,837
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 10,808 10,928
Series 2020-DNA5 Class M1
1.387% due 10/25/50 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 2,484 2,484
Freddie Mac Whole Loan Securities
Trust
Series 2016-SC01 Class M1
3.835% due 07/25/46 (~)(Ê) 136 136
Ginnie Mae I
4.500% due 2039 5,492 6,113
5.000% due 2039 1,964 2,263
4.500% due 2040 480 531
4.500% due 2041 975 1,084
3.000% due 2042 536 562
4.500% due 2042 152 169
3.000% due 2043 678 706
3.500% due 2048 520 556
Ginnie Mae II
3.500% due 2044 173 187
3.000% due 2045 389 413
3.500% due 2045 75 80
3.000% due 2046 2,048 2,161
3.500% due 2046 1,575 1,688
3.000% due 2047 51 53

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 463
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2047 1,545 1,678
4.000% due 2047 2,958 3,196
4.500% due 2048 2,924 3,162
5.000% due 2048 73 79
4.000% due 2049 294 317
4.500% due 2049 626 676
5.000% due 2049 1,025 1,113
3.000% due 2050 1,371 1,433
3.500% due 2050 196 208
4.000% due 2050 293 319
30 Year TBA(Ï)
2.000% 4,600 4,774
2.500% 2,300 2,403
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIP
8.058% due 08/16/29 (USD 1 Month
LIBOR + 8.600%)(Ê) 23 4
Series 2012-135 Class IO
Interest Only STRIP
0.611% due 01/16/53 (~)(Ê) 8,613 229
Series 2012-H27 Class AI
Interest Only STRIP
1.725% due 10/20/62 (~)(Ê) 906 47
Series 2013-50 Class IO
Interest Only STRIP
0.189% due 10/16/48 (~)(Ê) 15,888 192
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 110 11
Series 2013-107 Class AD
2.694% due 11/16/47 (~)(Ê) 522 550
Series 2014-17 Class AM
2.580% due 06/16/48 (~)(Ê) 177 186
Series 2014-190 Class PL
3.500% due 12/20/44 3,402 3,716
Series 2016-21 Class ST
Interest Only STRIP
5.588% due 02/20/46 (USD 1 Month
LIBOR + 6.150%)(Ê) 1,509 334
Series 2016-84 Class IG
Interest Only STRIP
4.500% due 11/16/45 624 115
Series 2016-135 Class SB
Interest Only STRIP
5.395% due 10/16/46 (USD 1 Month
LIBOR + 6.100%)(Ê) 258 71
Series 2017-111 Class IO
Interest Only STRIP
0.739% due 02/16/59 (~)(Ê) 2,227 125
Series 2017-H15 Class KI
Interest Only STRIP
2.347% due 07/20/67 (~)(Ê) 524 56
Series 2017-H18 Class BI
Interest Only STRIP
1.755% due 09/20/67 (~)(Ê) 6,881 499
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H20 Class IB
Interest Only STRIP
2.222% due 10/20/67 (~)(Ê) 270 26
Series 2018-H06 Class PF
0.603% due 02/20/68 (USD 1 Month
LIBOR + 0.300%)(Ê) 785 783
Series 2018-H07 Class FD
0.603% due 05/20/68 (USD 1 Month
LIBOR + 0.300%)(Ê) 1,396 1,392
Series 2019-123 Class A
3.000% due 10/20/49 407 419
Series 2020-47 Class MI
Interest Only STRIP
3.500% due 04/20/50 779 132
Series 2020-47 Class NI
Interest Only STRIP
3.500% due 04/20/50 292 51
Series 2020-123 Class IL
Interest Only STRIP
2.500% due 08/20/50 199 28
Series 2020-123 Class NI
Interest Only STRIP
2.500% due 08/20/50 697 99
Series 2020-127 Class IN
Interest Only STRIP
2.500% due 08/20/50 299 40
Series 2020-129 Class IE
Interest Only STRIP
2.500% due 09/20/50 298 41
Series 2020-160 Class YI
Interest Only STRIP
2.500% due 10/20/50 (Š) 900 130
Series 2020-H09 Class FL
1.340% due 05/20/70 (USD 1 Month
LIBOR + 1.150%)(Ê) 900 943
Series 2020-H09 Class NF
1.440% due 04/20/70 (USD 1 Month
LIBOR + 1.250%)(Ê) 374 386
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,133 3,087
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
1.485% due 09/15/31 (USD 1 Month
LIBOR + 1.300%)(Ê)(Þ) 2,790 2,384
GS Mortgage Securities Trust
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 1,630 1,760
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 9,138 8,689
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 1,499 1,494
HMH Trust
Series 2017-NSS Class E

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
464 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.292% due 07/05/31 (Þ) 7,770 6,068
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 5,530 5,139
Series 2019-HIT Class E
2.535% due 11/15/36 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 3,760 3,437
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1 Class 1A1
3.186% due 03/25/37 (~)(Ê) 649 624
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C7 Class XA
Interest Only STRIP
1.039% due 10/15/50 (~)(Ê) 11,480 524
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.446% due 07/15/41 (~)(Ê) 175 176
Series 2018-PHH Class F
Interest Only STRIP
3.195% due 06/15/35 (USD 1 Month
LIBOR + 3.010%)(Ê)(Þ) 2,910 909
JPMorgan Mortgage Trust
Series 2005-A4 Class 1A1
4.412% due 07/25/35 (~)(Ê) 78 79
Series 2013-1 Class 2A2
2.500% due 03/25/43 (~)(Ê)(Þ) 1,697 1,712
Series 2018-3 Class A1
3.500% due 09/25/48 (~)(Ê)(Þ) 2,111 2,159
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 898 918
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 12 12
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 1,848 1,898
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 1,270 1,302
Series 2019-INV2 Class A3
3.500% due 02/25/50 (~)(Ê)(Þ) 2,832 2,926
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 4,765 4,894
LB Commercial Mortgage Trust
Series 2007-C3 Class AJ
6.116% due 07/15/44 (~)(Ê) 117 115
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 354 202
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 351 200
Morgan Stanley Capital I Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,367 1,094
Series 2015-MS1 Class A4
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.779% due 05/15/48 (~)(Ê) 1,360 1,499
Series 2016-UBS9 Class A4
3.594% due 03/15/49 1,425 1,566
Series 2019-BPR Class A
1.585% due 05/15/36 (USD 1 Month
LIBOR + 1.400%)(Ê)(Þ) 1,220 1,168
Series 2019-NUGS Class E
3.744% due 12/15/36 (USD 1 Month
LIBOR + 2.244%)(Ê)(Þ) 8,380 7,820
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 5,146
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 1,284
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 208
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 1,435 1,406
Nomura Resecuritization Trust
Series 2014-1R Class 5A3
0.684% due 10/26/36 (USD 1 Month
LIBOR + 0.150%)(Ê)(Þ) 1,830 1,823
Series 2015-4R Class 1A14
2.309% due 03/26/47 (USD 1 Month
LIBOR + 0.190%)(Ê)(Þ) 4,544 3,713
Series 2015-8R Class 4A4
3.512% due 11/25/47 (~)(Ê)(Þ) 5,614 3,670
Series 2015-11R Class 3A2
2.747% due 05/26/36 (~)(Ê)(Þ) 1,272 1,268
PMT Credit Risk Transfer Trust
Series 2019-3R Class A
2.870% due 10/27/22 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 1,631 1,571
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 2,411 2,402
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Ê)(Þ) 1,055 1,096
Residential Mortgage Loan Trust
Series 2019-3 Class A2
2.941% due 09/25/59 (~)(Ê)(Þ) 2,056 2,070
Series 2019-3 Class A3
3.044% due 09/25/59 (~)(Ê)(Þ) 2,056 2,050
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 1,948 2,007
Shops at Crystals Trust
Series 2016-CSTL Class A
3.126% due 07/05/36 (Þ) 520 515

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-12 Class 2A
4.147% due 09/25/34 (~)(Ê) 1,412 1,399
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
2.246% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 260 261
Series 2004-AR8 Class A1
2.526% due 05/19/35 (USD 1 Month
LIBOR + 0.680%)(Ê) 784 771
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
2.520% due 11/11/34 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 705 677
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR1 Class A
4.851% due 03/25/34 (~)(Ê) 299 308
Series 2006-AR10 Class 1A1
3.727% due 09/25/36 (~)(Ê) 1,673 1,586
Series 2006-AR18 Class 1A1
3.079% due 01/25/37 (~)(Ê) 3,022 2,821
Series 2007-HY5 Class 3A1
4.322% due 05/25/37 (~)(Ê) 1,572 1,507
Wells Fargo Commercial Mortgage Trust
Series 2017-RB1 Class XA
Interest Only STRIP
1.403% due 03/15/50 (~)(Ê) 8,802 557
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-AR5 Class 1A1
4.026% due 04/25/36 (~)(Ê) 88 89
WFRBS Commercial Mortgage Trust
Series 2014-C19 Class A3
3.660% due 03/15/47 1,269 1,273
757,547
Non-US Bonds - 3.8%
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 2,200 432
10.000% due 01/01/27 BRL 1,852 374
Canadian Government International
Bond
1.500% due 06/01/23 CAD 5,515 4,272
2.250% due 06/01/25 CAD 4,024 3,278
4.203% due 06/01/27 CAD 3,004 2,334
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 30,564,400 9,615
6.000% due 04/28/28 COP 9,397,400 2,534
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 12,156,000 924
Series FR59
7.000% due 05/15/27 IDR 34,912,000 2,467
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series FR68
8.375% due 03/15/34 IDR 30,315,000 2,249
Series FR77
8.125% due 05/15/24 IDR 4,833,000 360
Series FR78
8.250% due 05/15/29 IDR 62,502,000 4,695
Japan 20 Year Government International
Bond
Series 170
0.004% due 09/20/39 JPY 72,200 678
Malaysia Government International Bond
Series 0114
4.181% due 07/15/24 MYR 19,806 5,147
Series 0116
3.800% due 08/17/23 MYR 12,154 3,086
Series 0218
3.757% due 04/20/23 MYR 1,340 338
Series 0219
3.885% due 08/15/29 MYR 2,351 620
Series 0307
3.502% due 05/31/27 MYR 4,559 1,173
Series 0313
3.480% due 03/15/23 MYR 4,707 1,178
Series 0319
3.478% due 06/14/24 MYR 4,806 1,220
Series 0411
4.232% due 06/30/31 MYR 4,280 1,164
Mexican Bonos
Series M 30
10.000% due 11/20/36 MXN 75,784 4,673
Series M
7.750% due 11/13/42 MXN 288,249 14,559
8.000% due 11/07/47 MXN 177,490 9,107
Peruvian Government International Bond
5.700% due 08/12/24 PEN 12,420 4,039
6.900% due 08/12/37 PEN 7,173 2,346
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 133,010 1,896
Series 6212
7.050% due 01/19/28 RUB 76,616 1,036
Series 6219
7.750% due 09/16/26 RUB 206,670 2,890
Series 6224
6.900% due 05/23/29 RUB 189,774 2,538
Series 6225
7.250% due 05/10/34 RUB 4,270 58
Series 6228
7.650% due 04/10/30 RUB 139,580 1,953
Series 6230
7.700% due 03/16/39 RUB 175,220 2,509
Singapore Government International
Bond
3.125% due 09/01/22 SGD 1,570 1,210
2.750% due 07/01/23 SGD 1,784 1,391
3.000% due 09/01/24 SGD 3,243 2,612
2.125% due 06/01/26 SGD 5,326 4,235

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
466 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 03/01/27 SGD 6,493 5,596
2.875% due 07/01/29 SGD 2,648 2,274
2.875% due 09/01/30 SGD 4,703 4,104
Spain Government International Bond
1.600% due 04/30/25 (Þ) EUR 652 828
1.950% due 07/30/30 (Þ) EUR 2,971 4,082
122,074
United States Government Treasuries - 12.1%
United States Treasury Inflation Indexed
Bonds
0.125% due 01/15/22 2,147 2,170
0.375% due 07/15/23 17,751 18,511
0.375% due 07/15/25 11,686 12,588
3.375% due 04/15/32 10,593 15,827
2.125% due 02/15/40 5,585 8,400
2.125% due 02/15/41 890 1,355
1.375% due 02/15/44 7,862 10,943
0.750% due 02/15/45 1,082 1,343
1.000% due 02/15/46 5,002 6,574
0.875% due 02/15/47 7,569 9,796
1.000% due 02/15/48 3,151 4,224
1.000% due 02/15/49 733 993
United States Treasury Notes
1.500% due 11/30/21 20,295 20,592
1.375% due 01/31/22 20,840 21,161
0.125% due 05/31/22 9,515 9,512
1.875% due 05/31/22 1,685 1,731
1.625% due 08/15/22 7,440 7,636
1.625% due 12/15/22 6,850 7,063
1.750% due 05/15/23 10,730 11,155
1.375% due 06/30/23 1,225 1,264
1.250% due 07/31/23 5,285 5,438
2.750% due 02/15/24 20,515 22,212
1.250% due 08/31/24 1,105 1,146
2.000% due 02/15/25 3,265 3,498
0.375% due 04/30/25 260 260
0.250% due 05/31/25 30 30
0.250% due 06/30/25 60 60
2.000% due 08/15/25 4,358 4,694
0.250% due 09/30/25 180 179
3.000% due 10/31/25 1,780 2,009
2.250% due 11/15/25 6,480 7,078
1.625% due 02/15/26 8,512 9,043
2.250% due 03/31/26 2,715 2,976
1.625% due 05/15/26 7,640 8,119
1.500% due 08/15/26 19,279 20,369
2.375% due 05/15/27 5,385 6,002
0.500% due 05/31/27 8,460 8,403
0.500% due 08/31/27 7,270 7,205
0.500% due 10/31/27 6,490 6,426
0.625% due 08/15/30 5,740 5,606
1.125% due 05/15/40 9,605 9,126
1.125% due 08/15/40 5,270 4,992
2.750% due 11/15/42 3,020 3,741
2.875% due 05/15/43 1,860 2,353
2.875% due 08/15/45 1,675 2,128
3.000% due 05/15/47 1,485 1,940
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 11/15/47 4,395 5,502
3.000% due 02/15/48 3,615 4,734
2.050% due 05/15/49 500 307
2.000% due 02/15/50 7,780 8,422
1.250% due 05/15/50 40,585 36,641
1.375% due 08/15/50 11,700 10,907
384,384
Total Long-Term Investments
(cost $2,635,688) 2,713,729
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Æ)(Š) 420,000
—
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 9,557
—
Total Common Stocks
(cost $239) —
Short-Term Investments - 13.4%
Air Liquide Finance SA
1.750% due 09/27/21 (Þ) 1,490 1,508
Anthem, Inc.
3.700% due 08/15/21 250 254
Apple, Inc.
2.000% due 11/13/20 420 420
Argentina Treasury Bond
Series CER
5.901% due 08/05/21 ARS 14,635 115
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 8,420 42
Argentine Republic Government
International Bond
0.500% due 07/09/21 (~)(Ê) 2,195 801
1.125% due 07/09/21 (~)(Ê) 473 155
2.500% due 07/09/21 (~)(Ê) 1,530 517
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 80 81
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 BRL 21,012 3,828
Bristol-Myers Squibb Co.
Series WI
2.250% due 08/15/21 350 356
Canadian Government International
Bond
0.750% due 09/01/21 CAD 2,779 2,096
CenturyLink, Inc.
Series S
6.450% due 06/15/21 473 483
Chubb INA Holdings, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 467
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.300% due 11/03/20 150 150
CK Hutchison International 16, Ltd.
1.875% due 10/03/21 (Þ) 3,079 3,108
CVS Health Corp.
3.350% due 03/09/21 149 151
Daimler Finance NA LLC
2.200% due 10/30/21 (Þ) 3,015 3,065
Delta Air Lines, Inc.
3.400% due 04/19/21 650 651
Ford Motor Credit Co. LLC
Series FXD
3.813% due 10/12/21 728 732
General Motors Financial Co., Inc.
2.450% due 11/06/20 170 170
4.375% due 09/25/21 150 155
Genworth Holdings, Inc.
7.200% due 02/15/21 329 327
Goldman Sachs Group, Inc. (The)
4.000% due 12/20/20 (USD 3 Month
LIBOR + 0.768%)(Ê) 17 16
5.250% due 07/27/21 1,400 1,450
ICBCIL Finance Co., Ltd.
2.500% due 09/29/21 (Þ) 2,880 2,908
Italy Buoni Poliennali Del Tesoro
2.300% due 10/15/21 EUR 12,820 15,319
Kinder Morgan Energy Partners, LP
3.500% due 03/01/21 160 161
Magnolia Finance XI DAC
Series 2019-2 Class A
2.918% due 07/31/21 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ)(Š) 530 529
Malaysia Government International Bond
Series 0314
4.048% due 09/30/21 MYR 6,770 1,666
Netflix, Inc.
5.375% due 02/01/21 320 323
Nordea Bank AB
4.875% due 05/13/21 (Þ) 600 613
Poland Government International Bond
5.125% due 04/21/21 1,930 1,973
Royal Bank of Canada
Series GMTN
3.200% due 04/30/21 700 710
Shell International Finance BV
1.750% due 09/12/21 1,964 1,989
Singapore Government International
Bond
1.250% due 10/01/21 SGD 5,681 4,196
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 50 50
Sumitomo Mitsui Financial Group, Inc.
Series 5FXD
2.058% due 07/14/21 450 456
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 420 427
Syngenta Finance NV
3.933% due 04/23/21 (Þ) 590 598
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 850 837
Time Warner Cable LLC
4.125% due 02/15/21 1,000 1,002
Toronto-Dominion Bank (The)
3.250% due 06/11/21 480 489
U.S. Cash Management Fund(@) 226,927,701(∞) 226,882
United States Treasury Bills
0.044% due 11/05/20 (ç)(ž) 28,382 28,382
0.083% due 12/03/20 (ž) 22,046 22,044
0.097% due 01/28/21 (ž) 21,421 21,416
0.105% due 02/25/21 (ž) 25,369 25,360
0.105% due 03/25/21 (ž) 21,612 21,603
0.104% due 06/17/21 (ž) 600 600
United States Treasury Notes
1.125% due 08/31/21 22,955 23,143
US Bank NA
Series BKNT
3.150% due 04/26/21 390 394
Westpac Banking Corp.
2.600% due 11/23/20 410 411
Wyndham Destinations, Inc.
5.625% due 03/01/21 417 419
Xerox Corp.
4.500% due 05/15/21 472 479
Total Short-Term Investments
(cost $429,190) 426,010
Total Investments - 98.6%
(identified cost $3,065,117) 3,139,739
Other Assets and Liabilities,
Net - 1.4%
45,020
Net Assets - 100.0%
3,184,759

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
468 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
22.1%
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 03/15/19 490,000 100.69 493
500
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 10/20/20 240,000 100.00 240
238
225 Liberty Street Trust 02/17/16 975,000 102.34 998
1,059
AbbVie, Inc. 11/12/19 340,000 99.90 340
371
AbbVie, Inc. 11/12/19 1,320,000 99.93 1,319
1,405
AbbVie, Inc. 11/12/19 830,000 99.93 830
860
AbbVie, Inc. 11/12/19 690,000 99.98 690
759
AbbVie, Inc. 03/25/20 80,000 97.61 78
93
AbbVie, Inc. 05/12/20 250,000 102.17 255
259
AbbVie, Inc. 05/12/20 610,000 107.44 655
677
ABN AMRO Bank NV 06/16/16 400,000 102.18 409
452
Abu Dhabi Government International Bond 10/03/17 730,000 99.87 729
756
Abu Dhabi Government International Bond 04/08/20 1,370,000 96.17 1,318
1,626
ACE Securities Corp. Mortgage Loan Trust 03/08/17 3,348,549 93.84 3,142
3,308
Adani Ports & Special Economic Zone, Ltd. 07/09/20 3,264,000 97.48 3,182
3,272
Air Liquide Finance SA 03/04/20 1,490,000 100.57 1,498
1,508
Alimentation Couche-Tard, Inc. 09/19/17 2,912,000 102.30 2,979
3,231
Ambac LSNI LLC 05/04/16 13,460,969 100.17 13,483
13,394
Anglo American Capital PLC 05/19/17 480,000 100.95 485
551
Anglo American Capital PLC 09/06/17 350,000 100.09 350
377
Anglo American Capital PLC 05/13/20 2,838,000 107.31 3,045
3,271
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 1,530,000 100.00 1,530
1,490
AT&T, Inc. 08/10/15 669,000 95.91 642
633
AT&T, Inc. 06/13/16 150,000 95.68 143
142
Aviation Capital Group LLC 08/05/20 400,000 98.95 396
400
Aviation Capital Group LLC 09/03/20 3,658,000 89.72 3,282
3,223
Avis Budget Rental Car Funding (AESOP) LLC 05/06/19 1,420,000 100.62 1,429
1,500
Avis Budget Rental Car Funding (AESOP) LLC 08/05/20 2,450,000 99.95 2,449
2,472
Avolon Holdings Funding, Ltd. 07/24/20 3,000,000 95.38 2,861
3,046
Axis Bank, Ltd. 10/01/19 3,134,000 100.09 3,137
3,161
Banco de Bogota SA 09/22/17 2,846,000 103.81 2,954
3,005
Banco de Credito e Inversiones SA 12/05/19 2,974,000 102.19 3,039
3,226
Banco Santander Chile 10/02/20 1,319,000 105.68 1,394
1,385
Banco Santander Mexico SA 05/13/20 3,109,000 96.82 3,010
3,304
Bangkok Bank PCL 09/30/19 2,475,000 104.98 2,598
2,680
Banistmo SA 12/07/17 723,000 100.21 725
737
Bausch Health Cos., Inc. 04/15/20 210,000 109.30 230
226
Bausch Health Cos., Inc. 05/11/20 460,000 100.52 462
474
Bayer US Finance II LLC 06/11/20 2,779,000 112.49 3,126
3,157
Bayer US Finance LLC 09/05/18 1,891,000 101.12 1,912
2,046
BCAP LLC Trust 07/21/16 4,594,303 76.42 3,511
4,130
BCAP LLC Trust 03/20/17 3,207,217 86.42 2,772
2,797
Bellemeade Re, Ltd. 08/26/20 5,859,107 100.52 5,890
5,869
Bellemeade Re, Ltd. 08/28/20 4,000,000 100.00 4,000
4,031
Bharti Airtel International Netherlands BV 09/26/19 2,880,000 103.89 2,992
3,061
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 5,509,063 99.11 5,460
5,231
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/25/19 140,000 101.29 142
136
Bluemountain CLO, Ltd. 01/18/18 2,348,761 100.63 2,364
2,330
BMW US Capital LLC 03/20/18 80,000 98.85 79
81
BNP Paribas SA 03/08/17 450,000 99.45 447
511
BNP Paribas SA 06/01/18 240,000 95.64 230
267
BNP Paribas SA 08/07/18 1,490,000 99.55 1,483
1,740
BNP Paribas SA 01/03/19 200,000 100.00 200
245
BNP Paribas SA 01/03/19 1,250,000 99.99 1,250
1,380
BNP Paribas SA 01/08/19 3,280,000 101.42 3,464
3,559
BNP Paribas SA 06/02/20 590,000 100.00 590
610
BX Commercial Mortgage Trust 03/05/19 623,000 100.46 626
609
BX Commercial Mortgage Trust 10/09/19 1,927,075 100.00 1,927
1,926
BX Commercial Mortgage Trust 10/24/19 2,629,555 100.09 2,632
2,574
CAMB Commercial Mortgage Trust 01/25/19 7,883,000 100.00 7,883
7,469
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,325
Cameron LNG LLC 12/05/19 180,000 100.00 180
195
Cameron LNG LLC 12/05/19 930,000 102.79 956
1,032

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 469
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Cargill, Inc. 04/20/20 450,000 100.09 450
460
Carlyle Holdings II Finance LLC 07/07/20 353,000 121.20 428
437
Carnival Corp. 08/13/20 2,076,000 110.62 2,297
2,294
Carrier Global Corp. 02/13/20 360,000 100.00 360
376
Carrier Global Corp. 02/13/20 70,000 100.00 70
73
Carrier Global Corp. 02/13/20 160,000 100.00 160
165
Carrier Global Corp. 02/13/20 510,000 99.99 510
533
Carrier Global Corp. 02/18/20 240,000 101.63 244
254
Carrier Global Corp. 02/18/20 250,000 101.74 254
269
Carrier Global Corp. 06/16/20 200,000 99.85 200
209
CCO Holdings LLC / CCO Holdings Capital Corp. 03/04/20 1,110,000 100.56 1,116
1,146
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.91 51
52
Cedar Funding VI CLO, Ltd. 10/02/18 5,920,000 100.00 5,920
5,875
Celulosa Arauco y Constitucion SA 01/06/20 1,500,000 100.73 1,511
1,618
Cheniere Energy, Inc. 09/15/20 230,000 100.00 230
237
CIFC Funding, Ltd. 10/01/20 5,084,000 99.61 5,064
5,054
Citigroup Commercial Mortgage Trust 02/11/16 990,000 102.18 1,012
1,031
Citigroup Commercial Mortgage Trust 02/21/19 1,870,000 100.00 1,870
1,779
Citigroup Mortgage Loan Trust, Inc. 08/03/15 839,577 90.48 760
812
Citigroup Mortgage Loan Trust, Inc. 02/01/17 652,343 97.85 638
657
CK Hutchison International 16, Ltd. 04/07/20 3,079,000 99.82 3,073
3,108
CLI Funding VI LLC 09/29/20 1,452,273 100.00 1,452
1,446
CLI Funding VI LLC 10/02/20 7,608,000 99.98 7,607
7,591
Commercial Mortgage Trust 01/13/16 930,000 103.16 959
989
Commercial Mortgage Trust 01/22/16 950,000 1.06 1,003
1,015
Commercial Mortgage Trust 01/25/16 2,060,000 101.97 2,100
2,194
Commercial Mortgage Trust 02/19/16 975,000 102.34 998
1,054
Commercial Mortgage Trust 07/25/16 971,000 102.04 991
977
Commercial Mortgage Trust 11/21/16 1,354,600 100.78 1,365
1,375
Commercial Mortgage Trust 06/05/19 4,040,000 100.00 4,040
3,779
CORE Mortgage Trust 03/01/19 7,130,000 100.00 7,130
6,993
Credit Agricole SA 06/09/20 390,000 100.00 390
399
Credit Suisse Group AG 09/04/19 250,000 100.00 250
262
Credit Suisse Group AG 03/27/20 510,000 100.00 510
585
Credit Suisse Group AG 06/02/20 1,230,000 100.00 1,230
1,270
Credit Suisse Group AG 07/08/20 2,931,000 110.65 3,243
3,259
Credit Suisse Mortgage Capital Certificates 06/20/17 1,500,000 99.59 1,494
1,009
Credit Suisse Mortgage Capital Certificates 05/28/19 5,766,000 100.00 5,766
5,665
Credit Suisse Mortgage Capital Certificates 07/10/20 2,250,000 96.13 2,163
2,199
Credit Suisse Mortgage Trust 06/26/18 2,502,018 97.71 2,445
2,558
Credit Suisse Mortgage Trust 08/15/19 1,597,401 99.99 1,597
1,626
CSC Holdings LLC 06/02/20 400,000 100.00 400
407
CSWF 08/14/19 1,720,000 100.20 1,723
1,649
DAE Funding LLC 11/01/18 100,000 100.00 100
101
Daimler Finance NA LLC 08/13/19 3,015,000 99.91 3,012
3,065
Danone SA 10/26/16 4,695,000 100.13 4,699
4,944
Danske Bank A/S 01/11/19 4,516,000 102.05 4,618
4,729
Danske Bank A/S 01/11/19 490,000 99.86 489
551
Danske Bank A/S 09/16/19 510,000 100.00 510
519
Danske Bank A/S 09/17/19 230,000 102.38 235
247
Danske Bank A/S 06/16/20 200,000 100.00 200
202
DBGS Mortgage Trust 04/03/19 4,612,000 101.33 4,674
4,676
DBUBS Mortgage Trust 09/14/16 320,000 110.32 353
321
DCP Midstream Operating, LP 04/02/18 288,000 109.74 316
274
DCP Midstream Operating, LP 12/11/19 110,000 104.84 115
106
Delta Air Lines Pass-Through Trust 04/27/20 5,919,000 102.65 6,115
6,459
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 280,000 100.39 281
286
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 310,000 100.91 313
315
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 2,460,798 100.58 2,475
2,432
Dividend Solar Loans LLC 06/28/19 1,336,106 99.99 1,336
1,372
DNB Bank ASA 02/05/20 3,189,000 100.58 3,208
3,301
DP World PLC 09/19/18 980,000 102.63 1,006
1,118
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
3,011
Eagle Re, Ltd. 01/27/20 2,170,000 100.00 2,170
2,153

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
470 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
ECAF, Ltd. 08/09/18 874,330 99.26 868
809
Egypt Government International Bond 02/13/18 550,000 100.00 550
566
Electricite de France SA 10/01/18 2,380,000 113.58 2,703
3,263
ENEL Finance International NV 01/05/18 2,929,000 100.61 2,947
3,239
Eni SpA 09/26/19 2,734,000 108.48 2,966
3,080
Equate Petrochemical BV 10/27/16 460,000 99.21 456
492
Fannie Mae Connecticut Avenue Securities Trust 02/11/20 2,800,000 103.06 2,886
2,443
FirstKey Homes Trust 07/31/20 3,212,000 100.00 3,212
3,210
FirstKey Homes Trust 10/02/20 2,718,000 100.00 2,718
2,699
Flagstar Mortgage Trust 04/13/18 46,049 98.64 45
47
Freddie Mac Structured Agency Credit Risk Debt Notes 02/11/20 2,900,000 100.00 2,900
2,837
Freddie Mac Structured Agency Credit Risk Debt Notes 09/30/20 10,808,000 101.26 10,944
10,928
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 2,484,000 100.00 2,484
2,484
Fresenius Medical Care US Finance II, Inc. 09/19/17 2,258,000 104.37 2,357
2,384
Gazprom OAO Via Gaz Capital SA 03/06/19 2,847,000 102.72 2,924
2,990
GFL Environmental, Inc. 04/22/20 240,000 100.00 240
245
Glencore Funding LLC 02/07/17 240,000 101.21 243
257
Glencore Funding LLC 03/21/17 585,000 98.71 577
637
Glencore Funding LLC 01/16/19 170,000 94.45 161
185
Glencore Funding LLC 03/05/19 1,410,000 100.49 1,417
1,524
Goldentree Loan Management US CLO 2, Ltd. 04/24/20 4,156,000 100.00 4,156
4,166
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.12 3,137
3,087
GS Mortgage Securities Corp. II 06/06/18 2,790,000 100.00 2,790
2,384
GS Mortgage Securities Trust 07/20/16 1,630,000 111.64 1,820
1,760
GSAA Home Equity Trust 10/21/15 1,000,388 87.93 880
1,023
Guardian Life Global Funding 06/16/20 180,000 99.91 180
182
GUSAP III, LP 05/13/20 3,799,000 90.71 3,446
4,031
Hanesbrands, Inc. 08/10/18 40,000 98.46 39
41
Hanesbrands, Inc. 08/13/18 390,000 101.94 398
422
Hanesbrands, Inc. 04/30/20 300,000 100.37 301
316
Helios Issuer LLC 12/14/18 930,394 100.63 936
990
Hertz Vehicle Financing II, LP 11/19/19 1,070,144 100.00 1,070
1,075
Hilton Domestic Operating Co., Inc. 04/16/20 150,000 100.16 150
157
Hilton Domestic Operating Co., Inc. 04/16/20 430,000 100.40 432
445
Hilton USA Trust 11/22/16 9,138,000 95.42 8,720
8,689
Hilton USA Trust 05/26/17 1,499,000 99.72 1,495
1,494
HMH Trust 06/09/17 7,770,000 99.99 7,769
6,068
Hospitality Mortgage Trust 05/16/19 5,530,409 100.00 5,530
5,139
Hospitality Mortgage Trust 12/10/19 3,760,157 100.12 3,765
3,437
Huntington Ingalls Industries, Inc. 07/07/20 2,811,000 112.80 3,171
3,245
ICBCIL Finance Co., Ltd. 09/30/19 2,880,000 99.81 2,875
2,908
Indonesia Government International Bond 09/26/17 200,000 102.77 206
224
Intesa Sanpaolo SpA 06/13/16 1,840,000 96.47 1,779
1,942
Intesa Sanpaolo SpA 07/10/17 1,500,000 100.21 1,503
1,544
Intesa Sanpaolo SpA 11/03/17 400,000 101.05 404
436
Intesa Sanpaolo SpA 01/05/18 2,323,000 100.25 2,335
2,417
Intesa Sanpaolo SpA 08/02/18 1,171,000 89.15 1,044
1,274
Inversiones CMPC SA 09/22/17 1,128,000 101.85 1,149
1,172
Inversiones CMPC SA 07/08/20 670,000 104.34 699
711
Inversiones CMPC SA 07/08/20 652,000 107.20 699
713
Invitation Homes Trust 09/09/20 5,041,584 99.62 5,022
5,031
Irwin Home Equity Loan Trust 06/30/15 896,032 101.88 913
930
JPMorgan Chase Commercial Mortgage Securities Trust 02/21/20 2,910,000 99.70 2,901
909
JPMorgan Mortgage Trust 03/23/18 2,111,261 98.64 2,083
2,159
JPMorgan Mortgage Trust 03/23/18 898,120 103.14 926
918
JPMorgan Mortgage Trust 04/25/18 11,667 97. 66 11
12
JPMorgan Mortgage Trust 04/25/18 1, 847,782 9 8 . 16 1,814
1,898
JPMorgan Mortgage Trust 07/08/19 1,697,326 99.75 1,693
1,712
JPMorgan Mortgage Trust 09/18/19 2,832,432 101.18 2,866
2,926
JPMorgan Mortgage Trust 06/05/20 1,270,153 103.76 1,318
1,302
JPMorgan Wealth Management 07/30/20 4,765,296 103.19 4,917
4,894
KazMunayGas National Co. JSC 04/17/18 250,000 99.03 248
332
KKR Group Finance Co. II LLC 06/14/16 50,000 104.36 52
62
Kraft Heinz Foods Co. 03/02/20 771,000 102.55 788
812

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 471
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Kraft Heinz Foods Co. 04/14/20 10,000 102.46 10
11
Kraft Heinz Foods Co. 04/14/20 156,000 124.97 197
210
Kraft Heinz Foods Co. 05/04/20 270,000 100.00 270
307
Kraft Heinz Foods Co. 05/04/20 110,000 100.00 110
119
Kuwait Government International Bond 03/13/17 1,200,000 100.41 1,205
1,356
Lamb Weston Holdings, Inc. 12/01/16 350,000 99.75 349
364
Lamb Weston Holdings, Inc. 05/07/20 30,000 100.00 30
32
LCM XXV, Ltd. 07/10/17 5,278,000 100.00 5,278
5,216
Lloyds Banking Group PLC 03/01/18 343,000 115.92 398
415
Lloyds Banking Group PLC 03/16/20 225,000 106.52 240
266
Lukoil International Finance BV 09/19/17 2,827,000 103.41 2,923
2,997
Madison Park Funding IV, Ltd. 09/05/17 4,180,000 100.00 4,180
4,144
Magnolia Finance XI DAC 09/30/19 529,732 100.00 530
529
Magnolia Finance XI DAC 09/30/19 1,117,200 100.00 1,117
1,106
Marks & Spencer PLC 09/25/19 362,000 114.27 414
378
Mars, Inc. 03/26/19 450,000 103.13 464
514
Mars, Inc. 03/26/19 290,000 99.95 290
313
Mexico Generadora de Energia S de RL 11/13/17 87 105.37 —
—
Midwest Connector Capital Co. LLC 12/04/19 2,885,000 103.97 3,000
2,924
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 490,000 98.80 484
510
ML-CFC Commercial Mortgage Trust 08/05/16 350,518 82.54 289
200
Mondelez International, Inc. 04/14/20 703,000 102.19 719
724
Morgan Stanley Capital I Trust 04/24/19 1,220,000 100.00 1,220
1,168
Morgan Stanley Capital I Trust 12/12/19 8,380,000 99.45 8,334
7,820
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.58 209
208
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 2.21 1,285
1,284
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.66 5,197
5,146
MSCG Trust 05/19/15 1,435,000 101.34 1,454
1,406
National Bank of Canada 10/05/20 1,697,000 103.20 1,751
1,753
National Securities Clearing Corp. 04/16/20 340,000 99.82 339
349
National Securities Clearing Corp. 04/16/20 420,000 99.92 420
428
Navient Student Loan Trust 02/10/20 1,740,000 99.96 1,739
1,782
Navient Student Loan Trust 07/20/20 3,389,614 99.99 3,390
3,399
Navient Student Loan Trust 07/23/20 14,607,862 101.05 14,761
14,815
NBK SPC, Ltd. 10/02/20 3,179,000 102.73 3,266
3,255
Nestle Holdings, Inc. 01/06/20 2,895,000 103.87 3,007
3,127
New York Life Global Funding 06/17/20 330,000 99.91 330
332
NGPL PipeCo LLC 09/26/19 2,298,000 128.94 2,963
2,838
Nigeria Government International Bond 11/20/17 300,000 100.00 300
291
Nigeria Government International Bond 02/15/18 320,000 100.00 320
309
Nissan Motor Acceptance Corp. 09/10/20 940,000 100.00 940
942
Nissan Motor Acceptance Corp. 09/10/20 1,040,000 100.00 1,040
1,046
Nissan Motor Acceptance Corp. 09/10/20 510,000 100.00 510
518
Nomura Resecuritization Trust 11/07/14 1,830,073 86.38 1,581
1,823
Nomura Resecuritization Trust 10/23/15 1,272,000 93.69 1,192
1,268
Nomura Resecuritization Trust 07/20/16 5,613,578 46.27 2,597
3,670
Nomura Resecuritization Trust 07/22/16 4,543,811 60.01 2,727
3,713
Nordea Bank AB 06/16/16 600,000 101.19 607
613
Northern Natural Gas Co. 08/02/18 2,615,000 108.99 2,850
3,016
Nuveen LLC 03/11/19 400,000 103.84 415
471
NXP BV / NXP Funding LLC / NXP USA, Inc. 04/29/20 280,000 100.48 281
298
OCP SA 06/16/16 330,000 98.10 324
349
OneMain Financial Issuance Trust 08/13/20 2,972,000 99.99 2,972
2,989
OneMain Financial Issuance Trust 10/22/20 3,009,000 105.31 3,168
3,166
Park Aerospace Holdings, Ltd. 09/28/17 1,000,000 102.10 1,021
1,030
Parsley Energy LLC 09/25/20 50,000 92.33 46
52
Parsley Energy LLC / Parsley Finance Corp. 09/30/20 10,000 100.05 10
10
Pernod Ricard SA 06/13/16 3,495,000 102.48 3,587
3,658
PFCA Home Equity Investment Trust 12/12/17 1,075,913 99.63 1,072
1,066
PFS Financing Corp. 10/14/20 4,713,000 99.99 4,712
4,724
PMT Credit Risk Transfer Trust 10/11/19 1,631,290 100.00 1,631
1,571
Preston Ridge Partners Mortgage LLC 02/14/20 9,720,336 99.88 9,709
9,731
Preston Ridge Partners Mortgage LLC 10/29/20 1,500,000 100.00 1,500
1,500
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/13/19 250,000 101.71 254
266

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
472 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/20/19 360,000 102.10 368
377
Principal Life Global Funding II 06/16/20 160,000 99.92 160
163
Prosus NV 06/29/17 750,000 100.00 750
858
Provincia de Buenos Aires 02/08/17 400,000 98.93 396
131
Provincia de Buenos Aires 02/08/17 450,000 99.82 449
146
Qatar Government International Bond 03/06/19 1,000,000 100.00 1,000
1,332
Qatar Government International Bond 03/06/19 650,000 99.70 648
761
Qatar Government International Bond 04/07/20 410,000 100.00 410
522
Radnor RE, Ltd. 01/21/20 2,411,000 100.00 2,411
2,402
Raytheon Technologies Corp. 06/08/20 3,032,000 105.97 3,213
3,251
Raytheon Technologies Corp. 06/08/20 200,000 107.89 216
216
RBS Commercial Funding, Inc. Trust 01/19/16 1,055,000 1.04 1,093
1,096
Reliance Industries, Ltd. 10/01/19 2,934,000 105.36 3,091
3,222
Residential Mortgage Loan Trust 10/04/19 2,055,944 100.00 2,056
2,050
Residential Mortgage Loan Trust 10/04/19 2,055,944 100.00 2,056
2,070
RESIMAC Premier 09/23/20 3,520,000 100.00 3,520
3,517
Roche Holdings, Inc. 07/07/20 950,000 107.63 1,022
1,026
Rockies Express Pipeline LLC 05/06/20 300,000 91.09 273
282
Royal Caribbean Cruises, Ltd. 09/09/20 539,000 114.90 620
617
Sabal Trail Transmission LLC 08/04/20 373,000 113.05 421
414
Sabal Trail Transmission LLC 10/05/20 845,000 117.61 994
987
SABIC Capiral II BV 10/01/19 2,930,000 103.86 3,043
3,148
Sands China, Ltd. 06/02/20 410,000 99.91 410
419
Santander UK Group Holdings PLC 10/02/18 2,653,000 109.61 2,908
3,337
Santander UK PLC 09/27/19 988,000 104.73 1,035
1,081
Saudi Arabian Oil Co. 04/07/20 3,093,000 98.78 3,055
3,241
SBA Tower Trust 07/08/20 3,735,000 100.00 3,735
3,754
Schneider Electric SE 04/22/19 1,470,000 100.31 1,475
1,538
Sealed Air Corp. 04/22/20 300,000 111.44 334
387
Sequoia Mortgage Trust 10/21/16 1,948,333 102.94 2,006
2,007
SFR Group SA 04/09/20 230,000 105.54 243
240
Shackleton CLO, Ltd. 04/04/18 5,390,000 100.00 5,390
5,269
Shackleton CLO, Ltd. 07/12/19 3,286,745 100.00 3,287
3,256
Shinhan Bank Co., Ltd. 09/30/19 2,994,000 100.67 3,014
3,086
Shops at Crystals Trust 03/08/18 520,000 96.27 501
515
Siemens Financieringsmaatschappij NV 04/22/19 1,245,000 100.06 1,246
1,294
Sinopec Group Overseas Development, Ltd. 06/16/16 530,000 103.52 549
584
Societe Generale SA 04/07/20 2,968,000 101.34 3,008
3,224
SoFi Professional Loan Program Trust 07/20/20 2,658,619 102.17 2,716
2,705
Solar Star Funding LLC 04/07/20 2,596,322 112.20 2,913
2,857
Sound Point CLO, Ltd. 03/27/18 6,000,000 100.00 6,000
5,870
Spain Government International Bond 05/20/20 EUR 652,000 117.23 764
828
Spain Government International Bond 05/20/20 EUR 2,971,000 125.34 3,724
4,082
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 09/02/20 530,000 101.69 539
562
SpringCastle America Funding LLC 09/16/20 14,009,224 100.00 14,009
14,072
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 50,000 99.88 50
50
Standard Chartered PLC 09/26/19 2,944,000 101.69 2,994
3,071
Standard Chartered PLC 04/02/20 250,000 104.51 261
304
Suncor Energy Ventures Corp. 03/01/19 90,000 100.59 91
92
Swedbank AB 05/26/20 570,000 99.90 569
580
Syngenta Finance NV 04/17/18 590,000 100.00 590
598
TAL Advantage VII LLC 09/09/20 8,782,475 100.15 8,796
8,789
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 12/02/19 230,000 100.74 232
232
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/11/20 200,000 100.00 200
195
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.39 195
213
Teachers Insurance & Annuity Association of America 06/14/16 400,000 111.49 446
511
Tencent Holdings, Ltd. 04/01/19 2,978,000 100.64 2,997
3,101
Tennessee Gas Pipeline Co. LLC 02/19/20 350,000 100.12 350
356
Texas Eastern Transmission, LP 09/03/20 1,000,000 109.86 1,099
1,038
Texas Eastern Transmission, LP 09/08/20 290,000 102.42 297
299
Textainer Marine Containers VII, Ltd. 08/04/20 6,185,704 101.97 6,308
6,298
Textainer Marine Containers, Ltd. 09/08/20 5,698,382 100.01 5,699
5,691
Tharaldson Hotel Portfolio Trust 01/22/18 704,770 99.95 704
677

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 473
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
T-Mobile USA, Inc. 04/02/20 1,160,000 99.31 1,152
1,303
T-Mobile USA, Inc. 04/14/20 90,000 105.70 95
100
T-Mobile USA, Inc. 04/20/20 1,470,000 104.56 1,537
1,611
T-Mobile USA, Inc. 07/08/20 3,209,000 101.00 3,241
3,266
Towd Point Mortgage Trust 07/22/16 918,010 99.86 917
929
Towd Point Mortgage Trust 07/07/17 687,532 100.53 691
707
Towd Point Mortgage Trust 08/04/17 2,249,706 99.91 2,248
2,327
Towd Point Mortgage Trust 01/24/19 6,254,137 104.05 6,507
6,698
Towd Point Mortgage Trust 10/31/19 4,133,161 102.26 4,226
4,409
Towd Point Mortgage Trust 07/15/20 417,263 102.23 427
428
Towd Point Mortgage Trust 08/17/20 10,279,491 101.84 10,468
10,475
Towd Point Mortgage Trust 09/09/20 3,362,000 103.83 3,491
3,486
Toyota Industries Corp. 04/22/20 275,000 101.09 278
284
TransDigm , Inc. 04/09/20 290,000 102.54 297
302
TransDigm , Inc. 04/09/20 120,000 107.23 129
130
Trust Fibra Uno 09/27/19 1,794,000 106.65 1,913
1,863
Trust Fibra Uno 10/11/19 1,200,000 105.66 1,268
1,299
TSMC Global, Ltd. 09/23/20 270,000 99.61 269
265
TSMC Global, Ltd. 09/23/20 320,000 99.91 320
318
UBS AG 04/14/20 870,000 99.90 869
886
UBS Group AG 03/16/17 4,111,000 102.16 4,245
4,286
UBS Group AG 03/16/17 250,000 100.00 250
289
UBS Group AG 01/28/19 2,510,000 104.90 2,633
2,702
UBS Group AG 09/20/19 3,371,000 104.80 3,637
3,698
UBS Group AG 05/26/20 200,000 102.71 206
207
UniCredit SpA 01/08/19 4,247,000 102.93 4,384
4,494
UniCredit SpA 04/22/20 231,000 105.50 244
264
Upjohn, Inc. 07/08/20 3,090,000 104.39 3,226
3,187
USAA Capital Corp. 04/14/20 150,000 99.90 150
154
Valeant Pharmaceuticals International, Inc. 04/09/20 20,000 103.42 21
21
Verizon Communications, Inc. 09/08/20 3,222,000 100.60 3,241
3,188
Virgin Media Secured Finance PLC 09/20/19 350,000 104.71 367
374
Vistra Operations Co. LLC 06/04/19 1,580,000 99.86 1,578
1,683
VOC Escrow, Ltd. 08/07/18 310,000 97.41 302
268
Voya CLO, Ltd. 11/02/18 5,690,000 100.00 5,690
5,618
Voya CLO, Ltd. 11/21/19 6,878,000 99.53 6,846
6,791
Voya CLO, Ltd. 02/18/20 9,420,628 100.00 9,420
9,260
Wynn Macau, Ltd. 08/25/20 200,000 98.65 197
185
ZF NA Capital, Inc. 05/05/20 324,000 94.21 305
335
704,828
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 1,597 AUD 238,774 12/20
1,796
EURO-BTP Futures 266 EUR 39,791 12/20
1,561
Eurodollar Futures 473 USD 117,966 12/20
1,765
Euro-OAT Futures 72 EUR 12,248 12/20
338
United States 2 Year Treasury Note Futures 678 USD 149,732 12/20
14
United States 5 Year Treasury Note Futures 2,355 USD 295,792 12/20
(572)
United States 10 Year Treasury Note Futures 3,379 USD 467,041 12/20
(3,063)
United States 10 Year Ultra Treasury Note Futures 88 USD 13,841 12/20
(171)
United States Treasury Long Bond Futures 877 USD 151,255 12/20
(3,719)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
474 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States Treasury Ultra Bond Futures 766 USD 164,690 12/20
(5,757)
Short Positions
Australia 10 Year Government Bond Futures 88 AUD 13,157 12/20
(78)
Canadian 10 Year Government Bond Futures 257 CAD 38,817 12/20
167
Euro- Bobl Futures 203 EUR 27,582 12/20
(151)
Euro-Bund Futures 1,209 EUR 212,965 12/20
(3,489)
Eurodollar Futures 1,064 USD 265,455 03/21
(315)
Eurodollar Futures 578 USD 144,160 12/21
(852)
Euro-OAT Futures 60 EUR 10,207 12/20
(235)
Long Gilt Futures 452 GBP 61,327 12/20
137
United States 2 Year Treasury Note Futures 611 USD 134,935 12/20
22
United States 5 Year Treasury Note Futures 299 USD 37,555 12/20
72
United States 10 Year Treasury Note Futures 314 USD 43,401 12/20
385
United States 10 Year Ultra Treasury Note Futures 198 USD 31,142 12/20
581
United States Treasury Long Bond Futures 142 USD 24,491 12/20
446
United States Treasury Ultra Bond Futures 3 USD 645 12/20
20
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(11,098)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Cross Currency Options (MXN/USD)
BNP Paribas
Put 1 20.68 USD 9,800 11/13/20
(70)
United States Treasury Bond Futures
Merrill Lynch
Call 22 176.00 USD 3,872 11/20/20
(18)
United States Treasury Bond Futures
Merrill Lynch
Call 22 177.00 USD 3,894 11/20/20
(13)
United States Treasury Bond Futures
Merrill Lynch
Put 66 171.00 USD 11,286 11/20/20
(101)
Total Liability for Options Written (premiums received $257)
(202)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 972 AUD 1,323 11/24/20 (42)
Bank of America USD 1,176 AUD 1,678 11/24/20 4
Bank of America USD 1,375 NOK 13,178 11/24/20 6
Bank of America USD 1,600 NOK 14,098 11/24/20 (124)
Bank of America USD 23,923 NOK 225,586 11/24/20 (295)
Bank of America USD 26,390 SEK 236,555 11/24/20 200
Bank of America AUD 1,757 USD 1,251 11/24/20 16
Bank of America AUD 76,341 USD 55,245 11/24/20 1,578
Bank of America NOK 497,764 USD 56,276 11/24/20 4,140
Bank of America SEK 236,555 USD 27,351 11/24/20 761
Bank of Montreal USD 32,311 GBP 25,000 12/16/20 87
Bank of New York USD 20,599 GBP 15,978 11/24/20 104
Bank of New York USD 23,283 GBP 17,596 11/24/20 (485)
Bank of New York USD 58,722 GBP 44,029 11/24/20 (1,676)
Bank of New York USD 13,593 JPY 1,422,691 11/24/20 (1)
Bank of New York USD 27,310 JPY 2,872,770 11/24/20 136
Bank of New York GBP 26,290 USD 33,766 11/24/20 (297)
Bank of New York JPY 1,434,591 USD 13,625 11/24/20 (80)
Bank of New York JPY 2,860,869 USD 27,084 11/24/20 (248)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 475
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 4,696 BRL 26,359 01/19/21 (115)
BNP Paribas USD 13,862 MXN 300,919 01/19/21 206
Citigroup USD 31,844 EUR 27,000 12/16/20 (366)
Citigroup USD 49 JPY 5,073 01/19/21 —
Citigroup USD 4,726 JPY 492,207 01/19/21 (20)
Citigroup EUR — USD — 01/19/21 —
Citigroup EUR 4,023 USD 4,730 01/19/21 36
Citigroup EUR 6,220 USD 7,341 01/19/21 83
Goldman Sachs USD 14,625 CAD 19,342 01/19/21 (103)
Goldman Sachs USD 4,248 GBP 3,287 01/19/21 13
Goldman Sachs USD 2,799 JPY 296,347 01/19/21 34
Goldman Sachs EUR 2,708 USD 3,194 01/19/21 34
Goldman Sachs RUB 109,378 USD 1,396 01/19/21 31
JPMorgan Chase USD 10,697 COP 41,189,835 11/19/20 (62)
JPMorgan Chase USD 16,905 GBP 13,088 12/22/20 57
JPMorgan Chase USD 1,188 INR 88,036 01/19/21 (16)
JPMorgan Chase USD 4,810 JPY 504,632 12/22/20 14
JPMorgan Chase USD 5,489 KRW 6,273,640 11/25/20 28
JPMorgan Chase USD 61,027 NOK 571,000 12/16/20 (1,225)
JPMorgan Chase USD 17,647 NOK 160,748 12/17/20 (811)
JPMorgan Chase USD 5,596 PEN 20,119 11/04/20 (31)
JPMorgan Chase USD 5,562 PEN 20,119 12/04/20 3
JPMorgan Chase USD 4,937 PLN 18,588 12/17/20 (241)
JPMorgan Chase USD 4,218 RUB 331,935 11/18/20 (47)
JPMorgan Chase USD 21,092 SEK 185,334 12/17/20 (252)
JPMorgan Chase USD 8,883 THB 278,504 11/30/20 51
JPMorgan Chase AUD 7,292 USD 5,168 12/22/20 41
JPMorgan Chase CAD 5,276 USD 3,975 11/19/20 15
JPMorgan Chase CAD 43,000 USD 32,584 12/16/20 302
JPMorgan Chase CHF 19,944 USD 21,939 11/19/20 178
JPMorgan Chase COP 44,144,787 USD 11,566 11/30/20 175
JPMorgan Chase CZK 1,603 USD 72 12/17/20 3
JPMorgan Chase EUR 23,466 USD 27,568 12/22/20 206
JPMorgan Chase HKD 4,161 USD 537 11/19/20 —
JPMorgan Chase HUF 97,580 USD 322 12/17/20 13
JPMorgan Chase IDR 50,717,323 USD 3,435 11/19/20 8
JPMorgan Chase IDR 50,717,323 USD 3,428 11/20/20 1
JPMorgan Chase IDR 2,993,452 USD 202 11/25/20 —
JPMorgan Chase IDR 2,993,452 USD 203 11/27/20 1
JPMorgan Chase JPY 77,889 USD 739 12/22/20 (5)
JPMorgan Chase MXN 50,867 USD 2,383 12/17/20 (3)
JPMorgan Chase MXN 110,660 USD 5,071 12/17/20 (121)
JPMorgan Chase NOK 20,447 USD 2,216 12/17/20 74
JPMorgan Chase NZD 25,491 USD 16,772 01/08/21 (84)
JPMorgan Chase PEN 20,119 USD 5,561 11/04/20 (4)
JPMorgan Chase PEN 9,059 USD 2,521 11/18/20 15
JPMorgan Chase PEN 8,978 USD 2,493 11/20/20 10
JPMorgan Chase PEN 8,978 USD 2,499 11/23/20 16
JPMorgan Chase PEN 51,759 USD 14,456 11/25/20 139
JPMorgan Chase PLN 18,588 USD 4,816 12/17/20 120
JPMorgan Chase SEK 280,000 USD 31,680 12/16/20 196
JPMorgan Chase SGD 34,514 USD 25,184 11/19/20 (83)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
476 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase THB 154,612 USD 4,946 11/20/20 (14)
JPMorgan Chase THB 96,854 USD 3,100 11/23/20 (7)
JPMorgan Chase THB 354,352 USD 11,326 11/25/20 (42)
Royal Bank of Canada USD 83,365 CAD 109,850 11/24/20 (908)
Royal Bank of Canada USD 14,349 EUR 12,218 11/24/20 (113)
Royal Bank of Canada USD 83,560 EUR 69,912 11/24/20 (2,100)
Royal Bank of Canada USD 32,755 JPY 3,451,000 12/16/20 226
Royal Bank of Canada CAD 1,658 USD 1,241 11/24/20 (4)
Royal Bank of Canada CAD 3,012 USD 2,299 11/24/20 38
Royal Bank of Canada CAD 34,613 USD 25,820 11/24/20 (162)
Royal Bank of Canada EUR 12,585 USD 14,999 11/24/20 336
Royal Bank of Canada EUR 12,891 USD 15,035 11/24/20 14
Royal Bank of Canada EUR 27,000 USD 31,941 12/16/20 463
Royal Bank of Canada GBP 25,000 USD 32,523 12/16/20 125
Royal Bank of Canada JPY 3,451,000 USD 32,539 12/16/20 (443)
State Street USD 30 NZD 44 11/24/20 (1)
State Street USD 83 NZD 126 11/24/20 —
State Street USD 27,020 NZD 41,039 11/24/20 116
State Street NZD 1,282 USD 846 11/24/20 (1)
UBS USD 1,506 CHF 1,358 11/24/20 (24)
UBS USD 2,325 CHF 2,131 11/24/20 —
UBS CHF 1,210 USD 1,315 11/24/20 (6)
UBS CHF 75,215 USD 83,519 11/24/20 1,441
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
1,232
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America USD 32,800 0.190%
(3)
Three Month LIBOR
(2)
06/15/22
— (20) (20)
Bank of America USD 30,900 0.100%
(3)
Federal Fund Effective
Rate - 1 Year
(2)
11/30/24
19 (83) (64)
Bank of America USD 24,300 0.380%
(3)
Three Month LIBOR
(2)
02/28/25
5 (14) (9)
Bank of America USD 9,645 0.440%
(3)
Three Month LIBOR
(2)
11/02/25
— (3) (3)
Bank of America MXN 219,000 7.450%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
07/18/29
90 1,186 1,276
Bank of America USD 9,553 Three Month LIBOR
(2)
0.850%
(3)
11/02/30
12 24 36
Bank of America USD 10,600 SOFR
(2)
0.560%
(3)
07/20/45
70 1,002 1,072
Bank of America USD 3,580 SOFR
(2)
0.740%
(3)
08/19/45
— 217 217
Bank of America USD 7,879 Three Month LIBOR
(2)
1.000%
(3)
02/15/47
95 449 544
Bank of America USD 4,125 Three Month LIBOR
(2)
0.900%
(3)
03/17/50
70 351 421
Bank of America USD 5,670 Three Month LIBOR
(2)
1.200%
(3)
10/07/50
30 114 144
Bank of America USD 1,750 1.290%
(3)
Three Month LIBOR
(2)
11/02/50
4 (9) (5)
Citigroup BRL 9,000 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 22 22
Citigroup BRL 10,600 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
5 21 26

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 477
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 11,400 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
7 21 28
JPMorgan Chase BRL 7,400 7.044%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 19 19
JPMorgan Chase HUF 748,000 Six Month BUBOR
(3)
1.848%
(4)
04/05/27
— (95) (95)
JPMorgan Chase HUF 2,730,000 Six Month BUBOR
(3)
0.930%
(4)
04/05/27
— 193 193
Total Open Interest Rate Swap Contracts (å)
407 3,395 3,802
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs
Purchase
USD 33,000 (5.000%)
(2)
12/20/25
(1,340) (4) (1,344)
CDX NA High Yield Index Bank of America
Sell
USD 13,700 5.000%
(2)
12/20/25
578 (19) 559
CDX NA Investment Grade
Index Bank of America
Sell
USD 41,300 1.000%
(2)
06/20/25
279 (53) 226
Total Open Credit Indices Contracts (å) (483) (76) (559)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 262,826 $ —
$ —
$ 262,826 8.2
Corporate Bonds and Notes — 802,633 —
—
802,633 25.2
International Debt — 341,500 1,123
—
342,623 10.8
Loan Agreements — 41,642 —
—
41,642 1.3
Mortgage-Backed Securities — 757,417 130
—
757,547 23.8
Non-US Bonds — 122,074 —
—
122,074 3.8
United States Government Treasuries — 384,384 —
—
384,384 12.1
Common Stocks — — —
—
— —
*
Short-Term Investments — 198,599 529
226,882
426,010 13.4
Total Investments — 2,911,075 1,782 226,882 3,139,739 98.6
Other Assets and Liabilities, Net 1.4
100.0

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
478 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 7,3 04 — — — 7,3 04 0.2
Foreign Currency Exchange Contracts — 11,89 4 — — 11,89 4 0. 4
Interest Rate Swap Contracts — 3,998 — — 3,998 0.1
Credit Default Swap Contracts — 785 — — 785 —
*
A
Liabilities
Futures Contracts (18,40 2 ) — — — (18,40 2 ) (0.6)
Options Written (132) (70) — — (202) ( — )
*
Foreign Currency Exchange Contracts — (10,66 2 ) — — (10,66 2 ) (0. 3 )
Interest Rate Swap Contracts — (196) — — (196) ( — )
*
Credit Default Swap Contracts — (1,344) — — (1,344) ( — )
*
Total Other Financial Instruments
**
$ (11,230) $ 4,405 $ — $ — $ (6,82 5 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
1,960
Australia .................................................................................
4,287
Austr ia ....................................................................................
649
Bermuda .................................................................................
3,085
Brazil ......................................................................................
19,750
Canada ....................................................................................
48,361
Cayman Islands .......................................................................
10,977
Chile .......................................................................................
10,279
China ......................................................................................
14,458
Colombia .................................................................................
21,270
Denmark .................................................................................
6,248
Egypt ......................................................................................
566
Finland ...................................................................................
613
France .....................................................................................
30,395

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 479
Amounts in thousands
Country Exposure
Fair Value
$
Germany .................................................................................
13,465
India .......................................................................................
12,717
Indonesia ................................................................................
15,822
Ireland ....................................................................................
7,913
Israel .......................................................................................
3,218
Italy ........................................................................................
36,145
Japan ......................................................................................
4,243
Kazakhstan .............................................................................
332
Kenya ......................................................................................
444
Kuwait ....................................................................................
1,848
Liberia ....................................................................................
741
Luxembourg ............................................................................
4,134
Macao .....................................................................................
1,828
Malaysia ..................................................................................
15,592
Mexico ....................................................................................
42,613
Morocco ..................................................................................
349
Netherlands ............................................................................
12,020
Nigeria ....................................................................................
599
Norway ....................................................................................
5,416
Panama ...................................................................................
3,728
Peru ........................................................................................
7,958
Poland .....................................................................................
1,973
Qatar .......................................................................................
2,615
Russia .....................................................................................
18,867
Saudi Arabia ...........................................................................
6,389
Singapore ................................................................................
25,618
South Africa ............................................................................
928
South Korea ............................................................................
3,086
Spain .......................................................................................
11,615
Sweden ....................................................................................
2,200
Switzerland .............................................................................
24,273
Thailand ..................................................................................
2,680
United Arab Emirates .............................................................
6,755
United Kingdom ......................................................................
56,169
United States ...........................................................................
2,611,965
Virgin Islands, British .............................................................
583
Total Investments .................................................................... 3,139,739

See accompanying notes which are an integral part of the financial statements.
480 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — October 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 11,894 $ —
Variation margin on futures contracts* — — 7,304
Interest rate swap contracts, at fair value — — 3,998
Credit default swap contracts, at fair value 785 — —
Total
$ 785 $ 11,894 $ 11,302
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 18,402
Unrealized depreciation on foreign currency exchange contracts — 10,662 —
Options written, at fair value — 70 132
Interest rate swap contracts, at fair value — — 196
Credit default swap contracts, at fair value 1,344 — —
Total
$ 1,344 $ 10,732 $ 18,730
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ — $ — $ (1,517)
Futures contracts — — 111,569
Options written — — 4,170
Interest rate swap contracts — — (23,586)
Credit default swap contracts (3,091) — —
Foreign currency exchange contracts — (12,610) —
Total
$ (3,091) $ (12,610) $ 90,636
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*** $ — $ — $ (351)
Futures contracts — — (13,275)
Options written — 59 186
Interest rate swap contracts — — 4,315
Credit default swap contracts (573) — —
Foreign currency exchange contracts — 2,234 —
Total
$ (573) $ 2,293 $ (9,125)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 481
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 11,894 $ — $ 11,894
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 3,998 — 3,998
Credit Default Swap Contracts Credit default swap contracts, at fair value 785 — 785
Total Financial and Derivative Assets
16,677 — 16,677
Financial and Derivative Assets not subject to a netting agreement
(4,495) — (4,495)
Total Financial and Derivative Assets subject to a netting agreement
$ 12,182 $ — $ 12,182
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 6,705 $ 461 $ 39 $ 6,205
Bank of Montreal
87 — — 87
Bank of New York
240 240 — —
BNP Paribas
206 185 — 21
Citigroup
195 20 110 65
Goldman Sachs
111 102 9 —
JPMorgan Chase
1,879 1,875 — 4
Royal Bank of Canada
1,202 831 — 371
State Street
116 2 — 114
UBS
1,441 30 — 1,411
Total
$ 12,182 $ 3,746 $ 158 $ 8,278

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
482 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 10,662 $ — $ 10,662
Options Written Contracts Options written, at fair value 202 — 202
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 196 — 196
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,344 — 1,344
Total Financial and Derivative Liabilities
12,404 — 12,404
Financial and Derivative Liabilities not subject to a netting agreement
(1,578) — (1,578)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 10,826 $ — $ 10,826
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 461 $ 461 $ — $ —
Bank of New York 2,787 240 — 2,547
BNP Paribas 185 185 — —
Citigroup 386 20 — 366
Goldman Sachs 102 102 — —
JPMorgan Chase 3,143 1,875 600 668
Royal Bank of Canada 3,730 831 — 2,899
State Street 2 2 — —
UBS 30 30 — —
Total
$ 10,826 $ 3,746 $ 600 $ 6,480
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 483
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 3,065,117
Investments, at fair value(>) ...........................................................................................................................................................
3,139,739
Cash ............................................................................................................................................................................................... 11,438
Foreign currency holdings(^) ......................................................................................................................................................... 9,214
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 11,89 4
Receivables:
Dividends and interest ....................................................................................................................................................... 17,747
Dividends from affiliated funds .......................................................................................................................................... 27
Investments sold ................................................................................................................................................................ 18,002
Fund shares sold ................................................................................................................................................................ 2,449
From broker(a)(b)( c ) ........................................................................................................................................................... 62,395
Variation margin on futures contracts ................................................................................................................................. 2
Other receivable ................................................................................................................................................................ 22
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 3,998
Credit default swap contracts, at fair value(+) ................................................................................................................................ 785
Total assets .................................................................................................................................................
3,277,71 2
Liabilities
Payables:
Due to broker (d ) ................................................................................................................................................................ 402
Investments purchased ...................................................................................................................................................... 62,714
Fund shares redeemed ....................................................................................................................................................... 4,25 5
Accrued fees to affiliates .................................................................................................................................................... 1,404
Other accrued expenses ..................................................................................................................................................... 619
Variation margin on futures contracts ................................................................................................................................. 11,067
Deferred capital gains tax liability ..................................................................................................................................... 27
Unfunded loan commitment ............................................................................................................................................... 6 1
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 10,66 2
Options written, at fair value(x) ...................................................................................................................................................... 202
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 196
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,34 4
Total liabilities .............................................................................................................................................
92,95 3
Net Assets ............................................................................................................................................................
$ 3,184,759

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
484 Strategic Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 224,9 68
Shares of beneficial interest ...........................................................................................................................................................
2,727
Additional paid-in capital ..............................................................................................................................................................
2,957,06 4
Net Assets ............................................................................................................................................................
$ 3,184,7 59
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.64
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 12.09
Class A — Net assets ............................................................................................................................................................. $ 29,108,447
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 2,500,830
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.57
Class C — Net assets ............................................................................................................................................................. $ 18,402,541
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,589,900
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.69
Class M — Net assets ............................................................................................................................................................ $ 343,916,133
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 29,425,627
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 11.54
Class R6 — Net assets ........................................................................................................................................................... $ 1,471,069
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 127,423
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.70
Class S — Net assets ............................................................................................................................................................. $ 2,409,082,427
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 205,853,822
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 11.52
Class Y — Net assets ............................................................................................................................................................. $ 382,778,517
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 33,221,055
Amounts in thousands
(^)     Foreign currency holdings - cost $ 9,227
(x)     Premiums received on options written $ 257
(+)     Credit default swap contracts - premiums paid (received) $ (483)
(•)     Interest rate swap contracts - premiums paid (received) $ 40 7
(>)     Investments in affiliates, U.S. Cash Management Fund $ 226,882
(a)     Receivable from Broker for Futures $ 57,837
(b)     Receivable from Broker for Swaps $ 3,958
(c)     Receivable from Broker for Forwards $ 600
(d)     Due to Broker for Swaps $ 402
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 485
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 146
Dividends from affiliated funds ......................................................................................................................................... 1,117
Interest .............................................................................................................................................................................. 96,555
Total investment income ...............................................................................................................................................................
97,818
Expenses
Advisory fees .................................................................................................................................................................... 16,434
Administrative fees ........................................................................................................................................................... 1,712
Custodian fees ................................................................................................................................................................... 756
Distribution fees - Class A ................................................................................................................................................ 72
Distribution fees - Class C ................................................................................................................................................ 141
Transfer agent fees - Class A ............................................................................................................................................. 58
Transfer agent fees - Class C ............................................................................................................................................. 3 7
Transfer agent fees - Class E (1) ........................................................................................................................................ 4
Transfer agent fees - Class M ............................................................................................................................................ 700
Transfer agent fees - Class R6 ........................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................. 5,148
Transfer agent fees - Class Y ............................................................................................................................................. 24
Professional fees ............................................................................................................................................................... 390
Registration fees ............................................................................................................................................................... 140
Shareholder servicing fees - Class C ................................................................................................................................. 47
Shareholder servicing fees - Class E (1) ............................................................................................................................ 5
Trustees’ fees .................................................................................................................................................................... 173
Printing fees ...................................................................................................................................................................... 223
Miscellaneous ................................................................................................................................................................... 88
Expenses before reductions .............................................................................................................................................. 26,153
Expense reductions ........................................................................................................................................................... (6,554)
Net expenses .................................................................................................................................................................................
19,599
Net investment income (loss) ........................................................................................................................................................
78,219
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 66,28 0
Investments in affiliated funds .......................................................................................................................................... 2 4
Futures contracts .............................................................................................................................................................. 111, 56 9
Options written ................................................................................................................................................................. 4,170
Foreign currency exchange contracts ................................................................................................................................ (12,610)
Interest rate swap contracts ............................................................................................................................................... (23,586)
Credit default swap contracts ............................................................................................................................................ (3,091)
Foreign currency-related transactions ............................................................................................................................... 984
Net realized gain (loss) ..................................................................................................................................................................
143,740
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (13,72 5 )
Investments in affiliated funds .......................................................................................................................................... (25)
Futures contracts .............................................................................................................................................................. (13,275)
Options written ................................................................................................................................................................. 245
Foreign currency exchange contracts ................................................................................................................................ 2,234
Interest rate swap contracts ............................................................................................................................................... 4,31 5
Credit default swap contracts ............................................................................................................................................ (57 3 )
Foreign currency-related transactions ............................................................................................................................... 20 9
Other investments ............................................................................................................................................................. 1

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
486 Strategic Bond Fund
Statement of Operations, continued — For the Period Ended October 31, 2020
Net change in unrealized appreciation (depreciation) ...................................................................................................................
(20,594)
Net realized and unrealized gain (loss) .........................................................................................................................................
123,146
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 201,365
(1)     For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 487
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 78,219 $ 113,925
Net realized gain (loss) ...................................................................................................................... 143, 740 170,250
Net change in unrealized appreciation (depreciation) ....................................................................... (20, 594 ) 186,66 8
Net increase (decrease) in net assets from operations ............................................................................. 201,365 470,84 3
Distributions
To shareholders
Class A .......................................................................................................................................... (727) (672)
Class C .......................................................................................................................................... (35 1 ) (317)
Class E (1) ..................................................................................................................................... (65) (75)
Class M ......................................................................................................................................... (10,147) (5,953)
Class R6 ........................................................................................................................................ (32) (21)
Class S ........................................................................................................................................... (74,199) (72,776)
Class Y .......................................................................................................................................... (18,391) (18,921)
Net decrease in net assets from distributions .......................................................................................... (103,912) (98,735)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (803,75 3 ) (901,74 3 )
Total Net Increase (Decrease) in Net Assets ..........................................................................
(706,300) (529,635)
Net Assets
Beginning of period .................................................................................................................................
3,891,059 4,420,694
End of period ..........................................................................................................................................
$ 3,184,7 59 $ 3,891,059

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
488 Strategic Bond Fund
(1)     For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 549 $ 6,253 349 $ 3,807
Proceeds from reinvestment of distributions 64 719 62 667
Payments for shares redeemed (761) (8,59 8 ) (978) (10,602)
Net increase (decrease)
(148) (1,62 6 ) (567) (6,128)
Class C
Proceeds from shares sold 185 2,106 170 1,833
Proceeds from reinvestment of distributions 31 348 29 314
Payments for shares redeemed (444) (5,016) (824) (8,903)
Net increase (decrease)
(228) (2,562) (625) (6,756)
Class E (1)
Proceeds from shares sold 44 479 29 312
Proceeds from reinvestment of distributions 6 65 7 74
Payments for shares redeemed (321) (3,690) (126) (1,360)
Net increase (decrease)
(271) (3,146) (90) (974)
Class M
Proceeds from shares sold 9,033 102,927 20,755 225,994
Proceeds from reinvestment of distributions 901 10,147 546 5,953
Payments for shares redeemed (10,662) (120,306) (7,090) (77,027)
Net increase (decrease)
(728) (7,232) 14,211 154,920
Class R6
Proceeds from shares sold 8 4 964 26 287
Proceeds from reinvestment of distributions 3 32 2 21
Payments for shares redeemed (49) (544) (10) (113)
Net increase (decrease)
3 8 452 18 195
Class S
Proceeds from shares sold 40,436 461,683 41,104 447,371
Proceeds from reinvestment of distributions 6,552 73,805 6,707 72,410
Payments for shares redeemed (86,177) (976,266) (133,927) (1,446,742)
Net increase (decrease)
(39,189) (440,778) (86,116) (926,961)
Class Y
Proceeds from shares sold 14,602 162,127 5,484 58,067
Proceeds from reinvestment of distributions 1,663 18,391 1,776 18,921
Payments for shares redeemed (47,51 8 ) (529,37 9 ) (18,121) (193,027)
Net increase (decrease)
(31,25 3 ) (348,86 1 ) (10,861) (116,039)
Total increase (decrease)
(71,779) $ (803,75 3 ) (84,030) $ (901,743)

Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
490 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 11.27 .22 .43 .65 (.20) (.08)
October 31, 2019 10.29 .27 .94 1.21 (.23) —
October 31, 2018 10.82 .23 (.55) (.32) (.21) —
October 31, 2017 11.18 .18 (.15) .03 (.09) (.30)
October 31, 2016 11.04 .18 .33 .51 (.20) (.17)
Class C
October 31, 2020 11.22 .13 .42 .55 (.12) (.08)
October 31, 2019 10.24 .19 .9 4 1.1 3 (.15) —
October 31, 2018 10.77 .15 (.55) (.40) (.13) —
October 31, 2017 11.16 .10 (.14) (.04) (.05) (.30)
October 31, 2016 11.02 .10 .33 .43 (.12) (.17)
Class M
October 31, 2020 11.31 .26 .44 .70 (.24) (.08)
October 31, 2019 10.33 .31 .94 1.25 (.27) —
October 31, 2018 10.86 .27 (.55) (.28) (.25) —
October 31, 2017(5) 10.55 .14 .20 .34 (.03) —
Class R6
October 31, 2020 11.18 .26 .43 .69 (.25) (.08)
October 31, 2019 10.21 .31 .93 1.24 (.27) —
October 31, 2018 10.74 .27 (.55) (.28) (.25) —
October 31, 2017 11.09 .22 (.15) .07 (.12) (.30)
October 31, 2016(1) 10.71 .14 .34 .48 (.10) —
Class S
October 31, 2020 11.33 .25 .43 .68 (.23) (.08)
October 31, 2019 10.34 .30 .95 1.25 (.26) —
October 31, 2018 10.88 .26 (.56) (.30) (.24) —
October 31, 2017 11.21 .21 (.13) .08 (.11) (.30)
October 31, 2016 11.07 .21 .33 .54 (.23) (.17)
Class Y
October 31, 2020 11.16 .27 .42 .69 (.25) (.08)
October 31, 2019 10.19 .31 .93 1.24 (.27) —
October 31, 2018 10.72 .28 (.56) (.28) (.25) —
October 31, 2017 11.07 .22 (.15) .07 (.12) (.30)
October 31, 2016 10.93 .23 .33 .56 (.25) (.17)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 491
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.28) 11.64 5.90 29,108 1.02 .85 1.91 88
(.23) 11.27 11.85 29,853 1.00 .85 2. 49 112
(.21) 10.29 (3.00) 33,094 1.01 .85 2.16 114
(.39) 10.82 .43 44,107 1.00 .93 1.70 133
(.37) 11.18 4.79 56,663 1.02 .96 1.66 203
(.20) 11.57 5.02 18,403 1.77 1.60 1.16 88
(.15) 11.22 11.07 20,388 1.75 1.60 1.7 5 112
(.13) 10.24 (3.73) 25,022 1.76 1.60 1.38 114
(.35) 10.77 (.28) 40,482 1.75 1.69 .94 133
(.29) 11.16 3.92 57,161 1.77 1.71 .91 203
(.32) 11.69 6.36 343,916 .77 .48 2.28 88
(.27) 11.31 12.22 341,184 .75 .48 2. 86 112
(.25) 10.33 (2.63) 164,734 .76 .48 2.55 114
(.03) 10.86 3.21 133,381 .74 .54 2.15 133
(.33) 11.54 6.2 6 1,471 .62 .47 2.27 88
(.27) 11.18 12.28 996 .61 .47 2.8 5 112
(.25) 10.21 (2.65) 730 .61 .47 2.55 114
(.42) 10.74 .78 696 .61 .57 2.07 133
(.10) 11.09 4.48 674 .61 .58 1.93 203
(.31) 11.70 6.15 2,409,082 .77 .58 2.19 88
(.26) 11.33 12.20 2,776,038 .75 .58 2. 77 112
(.24) 10.34 (2.81) 3,425,436 .76 .58 2.43 114
(.41) 10.88 .88 3,880,447 .76 .68 1.95 133
(.40) 11.21 5.04 3,123,604 .78 .71 1.91 203
(.33) 11.52 6.30 382,779 .57 .44 2.38 88
(.27) 11.16 12.33 719,574 .56 .44 2. 90 112
(.25) 10.19 (2.63) 767,994 .56 .44 2.62 114
(.42) 10.72 .80 759,787 .56 .54 2.09 133
(.42) 11.07 5.27 1,005,818 .58 .55 2.07 203

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
492 Strategic Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 927,159
Administration fees 133,023
Distribution fees 17,815
Shareholder servicing fees 3,885
Transfer agent fees 308,141
Trustee fees 14,312
$ 1,404,335
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 96,961 $ 2,744,267 $ 2,614,345 $ 24 $ (25) $ 226,882 $ 1,117 $ —
$ 96,961 $ 2,744,267 $ 2,614,345 $ 24 $ (25) $ 226,882 $ 1,117 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 3,089,965,660 $ 86,971 , 959 $ (35 , 266 , 089 ) $ 51,705,870 $ 86 , 488 , 73 1 $ 88 , 294 , 356
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 96,031,704 $ 7,880,652 $ — $ 98,733,496 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
494 Investment Grade Bond Fund
Investment Grade Bond Fund
-
Class A
‡
Total
Return
1 Year 2 .30%
5 Years 2 .94%§
10 Years 2 .84%§
Investment Grade Bond Fund
-
Class C
Total
Return
1 Year 5 .50%
5 Years 2 .95%§
10 Years 2 .46%§
Investment Grade Bond Fund
-
Class M
‡‡
Total
Return
1 Year 6 .70%
5 Years 4 .09%§
10 Years 3 .55%§
Investment Grade Bond Fund
-
Class R6
‡‡‡
Total
Return
1 Year 6 .75%
5 Years 4 .17%§
10 Years 3 .68%§
Investment Grade Bond Fund
-
Class S
Total
Return
1 Year 6 .59%
5 Years 4 .01%§
10 Years 3 .51%§
Investment Grade Bond Fund
-
Class Y
Total
Return
1 Year 6 .79%
5 Years 4 .20%§
10 Years 3 .69%§
Bloomberg Barclays U.S. Aggregate Bond Index **
Total
Return
1 Year 6 .19%
5 Years 4 .08%§
10 Years 3 .55%§

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Investment Grade Bond Fund 495
The Investment Grade Bond Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and the preservation of capital.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class C, Class M, Class R6, Class S and Class Y Shares gained
6.27%, 5.50%, 6.70%, 6.75%, 6.59% and 6.79%, respectively.
This is compared to the Fund’s benchmark, the Bloomberg
Barclays U.S. Aggregate Bond Index, which gained 6.19% during the same period. The Fund's performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Intermediate Core Bond Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 5.95%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index. However, the Fund’s primary index remains the
benchmark for the Fund.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2020 was an unprecedented
and uncertain year. The unexpected global COVID-19 pandemic
and U.S. presidential election together created a turbulent
market. In March 2020, the spike in COVID-19 cases drove panic selling so fiercely that equity market circuit breakers triggered four times. This panic selloff quickly spread across asset classes.
Investment grade CDX credit spread widened from 45 bps to as high as 156 bps before it fell to 67 bps at the end of the fiscal year.
The Federal Reserve Board quickly took action to cut short-term interest rates to near zero and promised to keep the rates at or around zero until the end of 2023. Congress, on the other hand, passed a stimulus package that included direct pay outs to many
U.S. taxpayers. With monetary policy and fiscal policy working in parallel, U.S. treasuries had strong one-year performance. The
10-year treasury, which began the fiscal year at a yield of 1.73%, fell to as low as 0.57% in March 2020 before ending the fiscal year at a yield of 0.86%.
Credit spread for investment grade corporate bonds experienced a V-shape recovery in this tumultuous year. The Bloomberg
Barclays U.S. Corporate Bond Index posted a total return of
7.05% for the fiscal year, below equivalent duration treasuries.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund was generally positioned long duration, which was a substantial positive for performance as interest rates fell. The
Fund was underweight investment grade credit and rotated
substantially into the sector during the first quarter 2020 market sell off and subsequent rally, which also contributed positively to relative performance. On the flipside, the Fund was generally short U.S. dollar, which proved particularly detrimental during the first quarter of 2020. Also, the Fund’s exposure to securitized credit, particularly commercial mortgage-backed securities
(“CMBS”), led to underperformance as this sector was not as well supported by the Fed’s policy actions and was slower to rally as a result.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, MetLife Investment
Management, LLC (“MetLife”) was the best performing money
manager during the period, outperforming both the Fund benchmark and their RIM-assigned benchmark. The outperformance versus
the Fund benchmark was due in large part to the longer duration nature of their assignment. Versus the RIM-assigned benchmark,
MetLife was able to generate outperformance through quality
security selection and their relatively cautious stance on credit coming into March. MetLife held substantial U.S. treasuries out of benchmark in March, which they were able to deploy into the attractive opportunities created by the sell off and capture upside from the subsequent market rally.
Schroder Investment Management North America Inc. (“Schroder”)
was the worst performing money manager during the period,
underperforming both the Fund’s benchmark and their RIM-
assigned benchmark. The shorter duration nature of Schroder’s securitized credit mandate drove the underperformance relative to the Fund’s benchmark. However, Schroder’s underweight to
agency mortgage-backed securities was what drove negative

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
496 Investment Grade Bond Fund
performance relative to the RIM-assigned benchmark as that
sector held up better with Fed policy support than other sectors
Schroders favored, such as AAA-rated CMBS and collateralized loan obligations.
During the period, RIM managed multiple positioning strategies to seek to achieve the desired risk/return profile for the Fund.
RIM's U.S. investment grade intelligent credit positioning strategy, which screens securities based on value within the Bloomberg
Barclays US Corporate Bond Index and purchases physical bonds that RIM believes to be undervalued, outperformed the Fund’s benchmark. The strategy benefited both from its longer duration nature as well as defensive security selection, which preserved value during the market sell off while still capturing much of the rally.
The U.S. government positioning strategy, which seeks to provide exposure to securities issued by the U.S. government, also
outperformed the Fund benchmark as government securities
outperformed in general. Additionally, tactical rotation of treasury inflation-protected securities exposure in this strategy was additive to performance.
RIM also managed currency factor (carry, value and trend) and rates factor (carry and value) strategies which seek to generate active returns through currency and international rates positioning, respectively, to reduce the Fund’s reliance on traditional fixed income market risks. These strategies utilize long and short positions in global government bond futures and currency forward contracts to seek to achieve their objectives. The Fund’s rates and currency factor strategies performed in opposite directions during the period, with the rates strategy producing solid positive performance while the currency factors were a slight drag. Within the rates strategy, the global decline in interest rates led to considerable convergence in global interest rates, which was an especially positive tailwind for the value component of the rates factors. Among currency factors, trend was especially negative during the year as the market whipsawed trend investors.
During the period, RIM also implemented numerous tactical
positioning strategies via derivatives that added to Fund
performance during the period. RIM utilized interest rate
derivatives to extend duration throughout the period, which had the greatest impact on total performance. RIM also utilized credit default swaps to tactically increase credit risk as the market sold off and subsequently capture the market rally. The Fund’s tactical positions in developed market currencies via currency forwards had a muted impact.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or the money
manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
MetLife Investment Management, LLC Sector Specialist
Schroder Investment Management North
America Inc. Sector Specialist

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Investment Grade Bond Fund 497
* Assumes initial investment on November 1, 2010.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
498 Investment Grade Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,033.30 $ 1,021.27
Expenses Paid During Period* $ 3.94 $ 3.91
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,029.30 $ 1,017.50
Expenses Paid During Period* $ 7.75 $ 7.71
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,035.40 $ 1,023.23
Expenses Paid During Period* $ 1.94 $ 1.93
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
Investment Grade Bond Fund 499
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,035.40 $ 1,023.38
Expenses Paid During Period* $ 1.79 $ 1.78
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,034.90 $ 1,022.72
Expenses Paid During Period* $ 2.46 $ 2.44
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,035.60 $ 1,023.53
Expenses Paid During Period* $ 1.64 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
500 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 89.2%
Asset-Backed Securities - 12.1%
ACE Securities Corp. Home Equity Loan
Trust
Series 2007-SL2 Class A
1.537% due 05/25/37 (USD 1 Month
LIBOR + 0.700%)(Ê) 1,289 1,286
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 590 583
American Tower Trust #1
Series 2013-13 Class 2A
3.070% due 03/15/23 (Þ) 240 245
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 2,489 2,363
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 575 572
CLI Funding VI LLC
Series 2020-2A Class A
2.030% due 09/15/45 (Þ) 637 634
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 3,340 3,333
Conseco Financial Corp.
Series 1996-10 Class M1
7.240% due 11/15/28 (~)(Ê) 1,080 1,117
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 3,729 3,982
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 77 78
Dewolf Park CLO, Ltd.
Series 2017-1A Class A
2.429% due 10/15/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 1,500 1,486
Dryden 37 Senior Loan Fund
Series 2017-37A Class AR
2.319% due 01/15/31 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 1,300 1,282
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
2.439% due 07/15/30 (USD 3 Month
LIBOR + 1.220%)(Ê)(Þ) 1,475 1,463
Dryden Senior Loan Fund
Series 2018-53A Class A
2.339% due 01/15/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 1,600 1,580
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 399 369
FirstKey Homes Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-SFR1 Class B
1.740% due 09/17/25 (Þ) 1,182 1,187
Series 2020-SFR2 Class A
1.266% due 10/19/37 (Þ) 1,193 1,184
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 775 719
Invitation Homes Trust
Series 2017-SFR2 Class A
3.153% due 12/17/36 (USD 1 Month
LIBOR + 0.850%)(Ê)(Þ) 2,214 2,210
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 4,073 4,025
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
2.299% due 10/21/30 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 1,640 1,625
Madison Park Funding XXIV, Ltd.
Series 2019-24A Class AR
2.295% due 10/20/29 (USD 3 Month
LIBOR + 1.160%)(Ê)(Þ) 5,000 4,955
Magnetite XVIII, Ltd.
Series 2016-18A Class AR
3.696% due 11/15/28 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 1,786 1,773
Navient Student Loan Trust
Series 2020-EA Class A
1.690% due 05/15/69 (Þ) 5,992 6,078
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 1,342 1,346
OneMain Financial Issuance Trust
Series 2017-1A Class A1
2.370% due 09/14/32 (Þ) 1,110 1,112
Series 2019-2A Class A
3.140% due 10/14/36 (Þ) 1,195 1,273
Series 2020-2A Class A
1.750% due 09/14/35 (Þ) 2,224 2,237
PFS Financing Corp.
Series 2020-A Class A
1.270% due 06/16/25 (Þ) 2,603 2,637
Series 2020-B Class A
1.210% due 06/17/24 (Þ) 1,560 1,575
Series 2020-G Class A
0.970% due 02/15/26 (Þ) 1,975 1,979
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 1,094 1,113
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 6,153 6,181
TAL Advantage VII LLC
Series 2020-1A Class A

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 501
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.050% due 09/20/45 (Þ) 3,907 3,909
Textainer Marine Containers VII, Ltd.
Series 2020-1A Class A
2.730% due 08/21/45 (Þ) 2,706 2,755
Textainer Marine Containers, Ltd.
Series 2020-2A Class A
2.100% due 09/20/45 (Þ) 2,492 2,489
Towd Point Mortgage Trust
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 2,557 2,644
Series 2017-6 Class A1
2.750% due 10/25/57 (~)(Ê)(Þ) 2,070 2,137
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 29 29
Series 2019-4 Class A1
2.900% due 10/25/59 (~)(Ê)(Þ) 2,379 2,522
Series 2019-SJ3 Class A1
3.000% due 11/25/59 (~)(Ê)(Þ) 2,033 2,068
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 6,224 6,343
Voya CLO, Ltd.
Series 2017-3A Class A1A
2.365% due 07/20/30 (USD 3 Month
LIBOR + 1.230%)(Ê)(Þ) 3,480 3,453
Series 2017-4A Class A1
2.349% due 10/15/30 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 900 889
Series 2018-3A Class A1R
2.325% due 10/20/31 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 1,000 987
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 1,660 1,631
95,438
Corporate Bonds and Notes - 27.4%
AbbVie, Inc.
3.600% due 05/14/25 615 682
Advocate Health & Hospitals Corp.
Series 2020
2.211% due 06/15/30 575 587
Aflac, Inc.
4.750% due 01/15/49 442 568
Agree, LP
2.900% due 10/01/30 420 430
Air Lease Corp.
4.250% due 02/01/24 577 599
Airgas, Inc.
2.900% due 11/15/22 65 68
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 552 613
Allstate Corp. (The)
Series B
5.750% due 08/15/53 (USD 3 Month
LIBOR + 2.938%)(Ê) 542 575
Ally Financial, Inc.
1.450% due 10/02/23 1,050 1,060
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 11/01/31 423 584
Altria Group, Inc.
4.400% due 02/14/26 615 709
4.800% due 02/14/29 290 340
10.200% due 02/06/39 579 966
5.800% due 02/14/39 305 385
6.200% due 02/14/59 401 541
Amazon.com, Inc.
Series WI
2.400% due 02/22/23 541 565
American Airlines Pass-Through Trust
Series AA Class AA
3.200% due 06/15/28 591 544
American Campus Communities
Operating Partnership, LP
3.875% due 01/30/31 410 445
American Express Co.
Series FIX
3.700% due 08/03/23 635 689
American Homes 4 Rent, LP
4.250% due 02/15/28 483 547
Amgen, Inc.
2.770% due 09/01/53 (Þ) 477 451
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 195 239
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/38 1,200 1,399
8.200% due 01/15/39 200 327
5.450% due 01/23/39 350 452
Anthem, Inc.
3.500% due 08/15/24 480 524
4.650% due 08/15/44 459 575
Aon Corp.
8.205% due 01/01/27 412 531
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 215
4.400% due 05/27/26 (Þ) 230 264
5.000% due 03/15/48 (Þ) 370 434
Apple, Inc.
1.700% due 09/11/22 534 548
1.125% due 05/11/25 575 586
Aqua America, Inc.
4.276% due 05/01/49 190 229
Arch Capital Group, Ltd.
3.635% due 06/30/50 517 556
Ares Capital Corp.
3.500% due 02/10/23 540 557
AT&T, Inc.
2.300% due 06/01/27 325 337
6.800% due 05/15/36 525 718
6.500% due 09/01/37 165 225
3.100% due 02/01/43 410 389
3.500% due 09/15/53 (Þ) 788 746
Series WI
8.750% due 11/15/31 415 612
4.900% due 08/15/37 780 938

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
502 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Athene Global Funding
3.000% due 07/01/22 (Þ) 395 407
2.950% due 11/12/26 (Þ) 825 867
Athene Holding, Ltd.
4.125% due 01/12/28 240 258
Aviation Capital Group LLC
4.125% due 08/01/25 (Þ) 607 593
Avnet, Inc.
4.875% due 12/01/22 510 545
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 580 587
Bank of America Corp.
4.000% due 01/22/25 980 1,090
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 1,920 2,094
4.443% due 01/20/48 (USD 3 Month
LIBOR + 1.990%)(Ê) 433 552
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 320 389
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 443
BankUnited , Inc.
4.875% due 11/17/25 527 596
Barrick NA Finance LLC
5.750% due 05/01/43 535 767
BAT Capital Corp.
3.215% due 09/06/26 805 865
Series WI
4.390% due 08/15/37 800 854
Bayer US Finance II LLC
4.700% due 07/15/64 (Þ) 605 678
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,548 1,675
Becton Dickinson and Co.
3.734% due 12/15/24 437 482
Bellemeade Re, Ltd.
2.998% due 10/25/30 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 1,559 1,559
Berkley (WR) Corp.
4.000% due 05/12/50 730 855
Berkshire Hathaway Energy Co.
4.050% due 04/15/25 (Þ) 486 551
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 365 370
Berkshire Hathaway, Inc.
3.125% due 03/15/26 475 530
Blackstone / GSO Secured Lending Fund
3.625% due 01/15/26 (Þ) 520 514
Blackstone Holdings Finance Co. LLC
5.000% due 06/15/44 (Þ) 452 595
BMW US Capital LLC
4.150% due 04/09/30 (Þ) 455 534
Boardwalk Pipelines, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.800% due 05/03/29 540 576
Boeing Co. (The)
4.508% due 05/01/23 500 530
4.875% due 05/01/25 630 686
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 565 630
Booking Holdings, Inc.
4.100% due 04/13/25 508 569
BP Capital Markets America, Inc.
2.520% due 09/19/22 565 586
3.216% due 11/28/23 710 761
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 653 633
Bristol Myers Squibb Co.
Series WI
3.900% due 02/20/28 635 745
Brixmor Operating Partnership, LP
4.050% due 07/01/30 330 356
Broadcom, Inc.
Series WI
3.150% due 11/15/25 1,770 1,907
4.150% due 11/15/30 600 672
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 536 580
Brookfield Finance LLC
3.450% due 04/15/50 676 657
Brown & Brown, Inc.
2.375% due 03/15/31 255 256
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 475 522
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 444 487
5.400% due 06/01/41 138 191
Capital One Bank USA NA
3.375% due 02/15/23 250 265
Capital One Financial Corp.
3.800% due 01/31/28 540 607
Caterpillar, Inc.
4.750% due 05/15/64 416 590
Centene Corp.
5.375% due 06/01/26 (Þ) 200 210
Series WI
4.250% due 12/15/27 300 316
CenterPoint Energy, Inc.
3.600% due 11/01/21 305 314
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 530 611
4.200% due 03/15/28 509 577
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 537 608
Chevron Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 503
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.411% due 03/03/22 541 554
Chevron USA, Inc.
0.333% due 08/12/22 589 590
Cigna Corp.
2.400% due 03/15/30 325 337
3.400% due 03/15/50 528 553
Series WI
4.125% due 11/15/25 475 544
Citadel, LP
4.875% due 01/15/27 (Þ) 625 668
Citigroup, Inc.
4.050% due 07/30/22 311 330
8.125% due 07/15/39 450 779
5.316% due 03/26/41 (SOFR +
4.548%)(Ê) 1,285 1,736
CNH Industrial Capital LLC
1.875% due 01/15/26 1,225 1,229
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 424 502
Comcast Corp.
3.700% due 04/15/24 5 6
3.400% due 04/01/30 1,305 1,485
6.550% due 07/01/39 515 789
CommonSpirit Health
4.350% due 11/01/42 205 220
4.187% due 10/01/49 785 807
Concho Resources, Inc.
3.750% due 10/01/27 240 267
Constellation Brands, Inc.
4.400% due 11/15/25 520 601
2.875% due 05/01/30 600 645
Continental Resources, Inc.
5.000% due 09/15/22 158 156
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 645 662
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 610 642
6.450% due 12/01/36 (Þ) 870 1,177
Credit Suisse Group AG
Series WI
4.550% due 04/17/26 495 576
CVS Health Corp.
4.780% due 03/25/38 125 151
5.050% due 03/25/48 320 404
Daimler Finance NA LLC
2.850% due 01/06/22 (Þ) 572 586
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 691 754
Devon Energy Corp.
7.875% due 09/30/31 215 269
4.750% due 05/15/42 190 176
Diamond 1 Finance Corp. / Diamond 2
Finance Corp
8.100% due 07/15/36 (Þ) 300 404
Diamondback Energy, Inc.
2.875% due 12/01/24 210 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 05/31/25 560 611
Discover Financial Services
3.750% due 03/04/25 538 587
Series BKNT
4.650% due 09/13/28 495 579
Discovery Communications LLC
4.000% due 09/15/55 (Þ) 595 600
Class A
5.000% due 09/20/37 1,480 1,764
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 395 426
4.250% due 08/15/28 890 1,021
4.600% due 06/15/43 90 116
Dominion Resources, Inc.
5.750% due 10/01/54 (USD 3 Month
LIBOR + 3.057%)(Ê) 524 565
Domtar Corp.
6.750% due 02/15/44 385 440
DTE Energy Co.
Series F
1.050% due 06/01/25 495 497
Edison International
2.400% due 09/15/22 544 552
EMD Finance LLC
2.950% due 03/19/22 (Þ) 476 490
Enbridge Energy Partners, LP
5.500% due 09/15/40 495 581
Energy Transfer Operating, LP
5.875% due 01/15/24 540 591
5.250% due 04/15/29 420 455
3.750% due 05/15/30 1,005 985
Enterprise Products Operating LLC
6.125% due 10/15/39 448 578
4.200% due 01/31/50 310 331
EPR Properties Co.
4.500% due 06/01/27 613 550
Equifax, Inc.
2.600% due 12/15/25 595 638
3.100% due 05/15/30 275 297
Series 5Y
3.950% due 06/15/23 860 929
Evergy , Inc.
5.292% due 06/15/22 (~)(Ê) 805 855
Exelon Corp.
3.497% due 06/01/22 440 459
Exelon Generation Co. LLC
5.600% due 06/15/42 482 542
Expedia, Inc.
Series WI
3.800% due 02/15/28 591 593
Exxon Mobil Corp.
2.726% due 03/01/23 555 582
4.327% due 03/19/50 235 282
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 342

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
504 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FedEx Corp.
4.500% due 02/01/65 569 626
First Republic Bank
Series BKNT
2.500% due 06/06/22 150 154
Fiserv, Inc.
2.650% due 06/01/30 565 599
FLIR Systems, Inc.
2.500% due 08/01/30 485 500
Ford Holdings LLC
9.300% due 03/01/30 407 491
Ford Motor Co.
8.500% due 04/21/23 200 221
9.000% due 04/22/25 220 259
Ford Motor Credit Co. LLC
4.271% due 01/09/27 580 579
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 485 512
FS KKR Capital Corp.
4.125% due 02/01/25 574 572
GE Capital Funding LLC
4.050% due 05/15/27 (Þ) 540 586
General Electric Co.
3.625% due 05/01/30 540 570
5.875% due 01/14/38 395 474
4.250% due 05/01/40 345 362
Series MTNA
6.750% due 03/15/32 460 593
General Motors Co.
4.875% due 10/02/23 960 1,048
General Motors Financial Co., Inc.
3.450% due 04/10/22 945 973
Genuine Parts Co.
1.875% due 11/01/30 705 690
Georgia Power Co.
4.300% due 03/15/43 565 668
GlaxoSmithKline Capital, Inc.
3.375% due 05/15/23 529 568
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 539 602
Goldman Sachs Capital I
6.345% due 02/15/34 725 980
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,625 1,761
3.800% due 03/15/30 295 340
6.450% due 05/01/36 195 272
6.750% due 10/01/37 105 153
GUSAP III, LP
4.250% due 01/21/30 (Þ) 691 733
Harman International Industries, Inc.
4.150% due 05/15/25 521 580
HCA, Inc.
5.500% due 06/15/47 493 612
Health Care Service Corp. A Mutual
Legal Reserve Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.500% due 06/01/25 (Þ) 715 730
2.200% due 06/01/30 (Þ) 705 720
Hess Corp.
6.000% due 01/15/40 425 472
Hewlett Packard Enterprise Co.
4.650% due 10/01/24 1,120 1,264
6.000% due 09/15/41 478 582
Class A
4.400% due 10/15/22 (Þ) 1 1
Series WI
6.350% due 10/15/45 456 582
HollyFrontier Corp.
2.625% due 10/01/23 380 377
Home Depot, Inc. (The)
2.625% due 06/01/22 475 492
Host Hotels & Resorts, LP
Series H
3.375% due 12/15/29 521 494
HSBC Bank NA
Series BKNT
7.000% due 01/15/39 615 906
HSBC USA, Inc.
7.200% due 07/15/97 358 553
Humana, Inc.
3.150% due 12/01/22 300 314
Huntington Ingalls Industries, Inc.
5.000% due 11/15/25 (Þ) 522 535
Hyatt Hotels Corp.
4.850% due 03/15/26 544 582
Intel Corp.
4.600% due 03/25/40 205 268
4.750% due 03/25/50 310 418
Intercontinental Exchange, Inc.
4.250% due 09/21/48 145 179
3.000% due 06/15/50 580 597
International Paper Co.
8.700% due 06/15/38 270 412
7.300% due 11/15/39 564 834
Jefferies Group LLC
6.500% due 01/20/43 498 640
Johnson & Johnson
4.950% due 05/15/33 417 570
JPMorgan Chase & Co.
3.875% due 09/10/24 190 210
7.750% due 07/15/25 260 336
8.750% due 09/01/30 405 590
Kaupthing Bank HF
7.625% due 02/28/49 (Æ)(Ø)(Š)(Þ) 1,210 —
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 460 499
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 427 575
Kinder Morgan, Inc.
5.550% due 06/01/45 340 397
Series GMTN

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 505
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.800% due 08/01/31 419 560
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 225 274
Kohl's Corp.
5.550% due 07/17/45 410 370
Kroger Co. (The)
3.850% due 08/01/23 541 586
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 700 744
Las Vegas Sands Corp.
3.200% due 08/08/24 567 573
Lehman Brothers Holdings
5.857% due 11/30/56 (Æ)(Ø)(Š) 1,450 —
Leidos , Inc.
3.625% due 05/15/25 (Þ) 160 177
Loews Corp.
6.000% due 02/01/35 337 462
Marathon Petroleum Corp.
5.000% due 09/15/54 519 503
Markel Corp.
5.000% due 04/05/46 420 548
Marriott International, Inc.
Series R
3.125% due 06/15/26 572 574
Mars, Inc.
2.375% due 07/16/40 (Þ) 630 618
Marvell Technology Group, Ltd.
4.200% due 06/22/23 230 249
Mercury General Corp.
4.400% due 03/15/27 590 642
Microsoft Corp.
2.875% due 02/06/24 563 604
MidAmerican Energy Co.
3.950% due 08/01/47 466 565
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 560 568
Mondelez International, Inc.
1.875% due 10/15/32 675 665
Morgan Stanley
Series 1654
4.100% due 05/22/23 1,260 1,364
Series F
3.875% due 04/29/24 1,335 1,475
Series GMTN
5.597% due 03/24/51 (SOFR +
4.840%)(Ê) 795 1,201
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 425 492
Motorola Solutions, Inc.
5.500% due 09/01/44 503 591
MPLX, LP
4.800% due 02/15/29 520 587
Series WI
4.500% due 07/15/23 170 184
MultiCare Health System
2.803% due 08/15/50 715 683
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 306
Nasdaq, Inc.
3.250% due 04/28/50 525 539
National Oilwell Varco, Inc.
3.600% due 12/01/29 589 560
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 512 553
Nevada Power Co.
Series R
6.750% due 07/01/37 313 469
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 217
New York Society For The Relief Of The
Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 310
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 803
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 438 541
Northern Natural Gas Co.
4.100% due 09/15/42 (Þ) 444 488
Northrop Grumman Systems Corp.
7.750% due 02/15/31 369 557
Novartis Capital Corp.
2.400% due 05/17/22 527 543
Nutrition & Biosciences, Inc.
1.230% due 10/01/25 (Þ) 660 660
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 440 440
Occidental Petroleum Corp.
2.900% due 08/15/24 550 458
3.500% due 08/15/29 395 285
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 365 350
ONEOK Partners, LP
6.850% due 10/15/37 470 525
ONEOK, Inc.
7.500% due 09/01/23 459 523
Oracle Corp.
2.950% due 04/01/30 900 990
3.900% due 05/15/35 478 571
3.600% due 04/01/40 1,155 1,283
3.600% due 04/01/50 290 319
Pacific Gas and Electric Co.
1.750% due 06/16/22 675 675
2.100% due 08/01/27 685 661
2.500% due 02/01/31 635 602
Pacific Life Insurance Co.
3.350% due 09/15/50 (Þ) 335 343
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 270
PacifiCorp

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
506 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.950% due 02/01/22 295 303
3.350% due 07/01/25 529 582
PepsiCo, Inc.
0.750% due 05/01/23 561 567
Pfizer, Inc.
2.800% due 03/11/22 569 588
Philip Morris International, Inc.
4.375% due 11/15/41 635 763
Series NCD
2.375% due 08/17/22 240 248
Plains All American Pipeline, LP/ PAA
Finance Corp.
4.900% due 02/15/45 594 532
Precision Castparts Corp.
2.500% due 01/15/23 481 500
Progress Energy, Inc.
7.750% due 03/01/31 389 565
Prudential Financial, Inc.
5.375% due 05/15/45 (USD 3 Month
LIBOR + 3.031%)(Ê) 500 540
PSEG Power LLC
8.625% due 04/15/31 412 598
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 260 368
Public Service Electric & Gas Co.
3.250% due 09/01/23 230 247
3.700% due 05/01/28 210 244
PVH Corp.
Series WI
4.625% due 07/10/25 315 332
QUALCOMM, Inc.
1.300% due 05/20/28 (Þ) 559 552
QVC, Inc.
4.850% due 04/01/24 705 735
Raytheon Technologies Corp.
3.200% due 03/15/24 (Þ) 513 550
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 556 587
Retail Properties of America, Inc.
4.000% due 03/15/25 582 579
Reynolds American, Inc.
7.250% due 06/15/37 390 511
8.125% due 05/01/40 715 987
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 500 540
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 220 248
5.000% due 03/15/27 480 538
Sabra Health Care, LP / Sabra Capital
Corp.
4.800% due 06/01/24 145 153
3.900% due 10/15/29 1,055 1,061
Santander Holdings USA, Inc.
4.450% due 12/03/21 685 712
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.450% due 06/02/25 670 722
Santander Holdings, Inc.
Series FXD
3.500% due 06/07/24 536 577
SBA Tower Trust
2.328% due 01/15/28 (Þ) 1,479 1,486
Service Properties Trust
4.375% due 02/15/30 572 467
Sherwin-Williams Co. (The)
2.300% due 05/15/30 558 579
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 503 545
Simon Property Group, LP
2.450% due 09/13/29 945 934
3.250% due 09/13/49 175 158
3.800% due 07/15/50 385 378
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 500 577
Southern California Edison Co.
6.650% due 04/01/29 479 589
Southern Power Co.
5.150% due 09/15/41 529 616
Southwest Airlines Co.
4.750% due 05/04/23 540 578
Spectra Energy Partners, LP
4.500% due 03/15/45 500 545
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
4.738% due 03/20/25 (Þ) 1,475 1,603
5.152% due 03/20/28 (Þ) 450 522
Sunoco Logistics Partners Operations,
LP
4.000% due 10/01/27 455 465
5.300% due 04/01/44 513 481
Synchrony Financial
3.950% due 12/01/27 557 607
Sysco Corp.
2.400% due 02/15/30 544 552
TCI Communications, Inc.
7.875% due 02/15/26 340 458
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 299 374
2.900% due 03/01/30 (Þ) 875 891
8.375% due 06/15/32 515 701
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 562 606
Thermo Fisher Scientific, Inc.
3.000% due 04/15/23 614 650
Time Warner Cable LLC
6.550% due 05/01/37 475 618
6.750% due 06/15/39 460 613
Time Warner Entertainment Co., LP
8.375% due 03/15/23 442 517
8.375% due 07/15/33 600 916
T-Mobile USA, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 507
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/15/25 (Þ) 585 641
1.500% due 02/15/26 (Þ) 574 578
Tractor Supply Co.
1.750% due 11/01/30 440 431
Truist Bank
Series BKNT
2.636% due 09/17/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.150%)(Ê) 556 577
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 542 564
Tyson Foods, Inc.
4.500% due 06/15/22 547 577
3.950% due 08/15/24 522 580
United Parcel Service, Inc.
2.350% due 05/16/22 559 576
UnitedHealth Group, Inc.
2.000% due 05/15/30 355 370
2.750% due 05/15/40 655 683
Unum Group
5.750% due 08/15/42 526 605
Upjohn, Inc.
2.300% due 06/22/27 (Þ) 552 570
Vale Overseas, Ltd.
6.250% due 08/10/26 482 575
Valero Energy Corp.
1.200% due 03/15/24 835 818
Validus Holdings, Ltd.
8.875% due 01/26/40 477 747
Verizon Communications, Inc.
1.680% due 10/30/30 (Þ) 572 566
7.750% due 12/01/30 1,565 2,378
Series WI
4.272% due 01/15/36 980 1,194
ViacomCBS , Inc.
3.700% due 08/15/24 460 502
4.750% due 05/15/25 505 580
5.900% due 10/15/40 380 467
4.600% due 01/15/45 455 501
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 685 730
4.300% due 07/15/29 (Þ) 275 297
Volkswagen Group of America Finance
LLC
2.700% due 09/26/22 (Þ) 1,044 1,082
Vornado Realty Trust
3.500% due 01/15/25 429 447
Wachovia Capital Trust II
0.737% due 01/15/27 (USD 3 Month
LIBOR + 0.500%)(Ê) 525 481
Walmart, Inc.
3.400% due 06/26/23 514 554
Walt Disney Co. (The)
1.650% due 09/01/22 537 550
Wells Fargo & Co.
3.069% due 01/24/23 1,465 1,508
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 795 866
5.950% due 12/15/36 100 130
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 1,060 1,097
4.650% due 11/04/44 463 560
Williams Cos., Inc. (The)
8.750% due 03/15/32 416 588
5.800% due 11/15/43 160 184
WPX Energy, Inc.
5.750% due 06/01/26 420 431
WRKCo , Inc.
3.000% due 06/15/33 460 489
216,727
International Debt - 7.4%
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 571 534
Adani Ports and Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 593 602
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 690 697
3.875% due 01/23/28 635 602
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 200 210
America Movil SAB de CV
3.125% due 07/16/22 410 425
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 477 504
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 551 583
Banco Santander Mexico SA
5.375% due 04/17/25 (Þ) 1,053 1,179
Banco Santander SA
Series cd
3.500% due 04/11/22 426 443
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 382 524
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 300 306
Series REGS
3.650% due 09/19/22 115 117
Barclays PLC
4.338% due 05/16/24 (USD 3 Month
LIBOR + 1.356%)(Ê) 1,126 1,211
4.950% due 01/10/47 500 647
BNP Paribas SA
3.375% due 01/09/25 (Þ) 523 567
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 531 573
0.950% due 10/23/25 530 530
Canadian Natural Resources, Ltd.
7.200% due 01/15/32 457 577
CCL Industries, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
508 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.050% due 06/01/30 (Þ) 360 382
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 525 571
Cencosud SA
5.150% due 02/12/25 (Þ) 426 469
CNH Industrial NV
4.500% due 08/15/23 475 515
Commonwealth Bank of Australia
3.900% due 07/12/47 (Þ) 471 569
Corporacion Nacional del Cobre de Chile
4.250% due 07/17/42 (Þ) 270 300
Credit Suisse Group AG
4.282% due 01/09/28 (Þ) 504 570
Danone SA
2.589% due 11/02/23 (Þ) 563 593
Danske Bank A/S
5.375% due 01/12/24 (Þ) 540 607
Deutsche Bank AG
3.950% due 02/27/23 551 580
DH Europe Finance II SARL
2.600% due 11/15/29 531 575
Ecopetrol SA
6.875% due 04/29/30 425 512
Electricite de France SA
6.000% due 01/22/14 (Þ) 525 720
Enbridge, Inc.
3.700% due 07/15/27 549 606
ENEL Finance International NV
4.625% due 09/14/25 (Þ) 1,185 1,366
Series 658A
3.500% due 04/06/28 (Þ) 513 567
Eni SpA
4.250% due 05/09/29 (Þ) 200 225
Series X-R
4.000% due 09/12/23 (Þ) 790 856
Equinor ASA
3.700% due 04/06/50 190 210
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 528 575
Fresnillo PLC
4.250% due 10/02/50 (Þ) 200 204
Galaxy Pipeline Assets Bidco , Ltd.
1.750% due 09/30/27 (Þ) 355 354
2.625% due 03/31/36 (Þ) 425 424
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 477 506
GE Capital International Funding Co.
Unlimited Co.
Series WI
3.373% due 11/15/25 542 582
4.418% due 11/15/35 1,663 1,798
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 474 492
Glencore Finance Canada, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 11/15/41 (Þ) 480 578
HSBC Bank PLC
7.650% due 05/01/25 385 475
HSBC Holdings PLC
4.950% due 03/31/30 635 772
6.100% due 01/14/42 375 540
Intesa Sanpaolo SpA
3.875% due 01/12/28 (Þ) 560 609
Inversiones CMPC SA
4.750% due 09/15/24 (Þ) 528 577
Lloyds Banking Group PLC
3.000% due 01/11/22 572 588
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 527 559
Macquarie Bank, Ltd.
3.624% due 06/03/30 (Þ) 335 352
Mexico Generadora de Energia S de RL
Series REGS
5.500% due 12/06/32 306 348
Mondelez International, Inc.
2.125% due 09/19/22 (Þ) 72 74
Mylan NV
Series WI
3.950% due 06/15/26 1,025 1,153
National Bank of Canada
2.150% due 10/07/22 (Þ) 303 313
Natwest Group PLC
3.875% due 09/12/23 1,390 1,499
Newcrest Finance Pty, Ltd.
3.250% due 05/13/30 (Þ) 415 451
4.200% due 05/13/50 (Þ) 245 283
Nomura Holdings, Inc.
2.648% due 01/16/25 910 959
Panasonic Corp.
2.536% due 07/19/22 (Þ) 544 559
Perrigo Finance Unlimited Co.
3.150% due 06/15/30 465 479
Qatar Government International Bond
4.400% due 04/16/50 (Þ) 485 617
Reliance Industries, Ltd.
5.400% due 02/14/22 533 561
RESIMAC Premier
1.274% due 02/07/52 (Þ) 1,539 1,539
Royalty Pharma PLC
0.750% due 09/02/23 (Þ) 990 990
1.200% due 09/02/25 (Þ) 760 756
1.750% due 09/02/27 (Þ) 265 263
2.200% due 09/02/30 (Þ) 620 609
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 416 447
Sands China, Ltd.
Series WI
4.600% due 08/08/23 97 103
Santander UK Group Holdings PLC
5.625% due 09/15/45 (Þ) 565 711
Saudi Arabian Oil Co.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 509
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 04/16/24 (Þ) 531 556
Scentre Group
3.625% due 01/28/26 (Þ) 690 738
4.375% due 05/28/30 (Þ) 525 582
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 985 964
Schlumberger Investment SA
1.400% due 09/17/25 405 410
Schneider Electric SE
2.950% due 09/27/22 (Þ) 557 583
Seagate Technology PLC
4.875% due 03/01/24 515 564
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 552 574
Smith & Nephew PLC
2.032% due 10/14/30 605 600
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 629
4.250% due 04/14/25 (Þ) 500 539
Standard Chartered PLC
2.744% due 09/10/22 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 550 558
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 365 375
Suncor Energy, Inc.
5.950% due 12/01/34 414 497
Swedbank AB
2.800% due 03/14/22 (Þ) 448 462
Takeda Pharmaceutical Co., Ltd.
3.175% due 07/09/50 690 693
Series WI
4.400% due 11/26/23 605 671
5.000% due 11/26/28 490 604
Total Capital Canada, Ltd.
2.750% due 07/15/23 481 510
Total Capital International SA
3.750% due 04/10/24 549 606
TransCanada PipeLines , Ltd.
5.600% due 03/31/34 456 569
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 598 647
UBS AG
1.750% due 04/21/22 (Þ) 579 589
UBS Group AG
4.125% due 04/15/26 (Þ) 501 574
58,417
Mortgage-Backed Securities - 25.8%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 235 255
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 80 80
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 15 10
Bear Stearns ALT-A Trust
Series 2004-12 Class 1A3
0.868% due 01/25/35 (USD 1 Month
LIBOR + 0.700%)(Ê) 280 281
Bellemeade Re, Ltd.
Series 2020-1A Class M1A
2.825% due 06/25/30 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 2,573 2,577
Series 2020-3A Class M1C
3.848% due 10/25/30 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 2,338 2,337
BX Trust
Series 2018-BILT Class C
1.405% due 05/15/30 (USD 1 Month
LIBOR + 1.220%)(Ê)(Þ) 2,150 1,975
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,140
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 2,244 2,255
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,406
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A2A
4.290% due 05/25/35 (~)(Ê) 239 244
Series 2015-2 Class 5A1
0.737% due 03/25/47 (USD 1 Month
LIBOR + 0.250%)(Ê)(Þ) 117 118
Commercial Mortgage Trust
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 235 254
Series 2019-521F Class D
1.735% due 06/15/34 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 1,672 1,564
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,384 2,342
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,988
Deephaven Residential Mortgage Trust
Series 2018-4A Class A1
4.080% due 10/25/58 (~)(Ê)(Þ) 1,833 1,845
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 441 436
Eagle Re, Ltd.
Series 2020-1 Class M1A

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
510 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 755 749
Fannie Mae
3.500% due 2030 113 121
2.600% due 2031 330 360
2.500% due 2033 5,938 6,181
3.000% due 2033 278 295
5.500% due 2033 39 44
3.500% due 2034 233 252
5.500% due 2034 253 297
2.500% due 2035 1,647 1,740
4.500% due 2035 383 435
6.000% due 2035 71 83
5.500% due 2036 185 216
5.500% due 2037 125 148
5.500% due 2038 588 691
6.000% due 2039 37 43
4.500% due 2040 153 172
5.500% due 2040 514 597
4.000% due 2041 161 177
3.500% due 2043 1,296 1,463
4.000% due 2043 153 169
4.000% due 2044 843 929
3.500% due 2045 1,243 1,345
4.000% due 2045 780 849
4.000% due 2046 1,844 2,028
4.500% due 2046 429 492
4.000% due 2047 1,179 1,272
4.500% due 2047 165 179
4.000% due 2048 934 1,013
5.000% due 2048 3,534 3,896
3.000% due 2049 4,238 4,600
4.000% due 2049 774 844
2.000% due 2050 9,497 9,811
2.500% due 2050 28,819 30,167
3.000% due 2050 6,026 6,512
3.500% due 2050 6,907 7,384
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 1,810 1,605
Series 2014-C04 Class 1M2
5.068% due 11/25/24 (USD 1 Month
LIBOR + 4.900%)(Ê) 1,665 1,725
Series 2016-C06 Class 1M2
4.418% due 04/25/29 (USD 1 Month
LIBOR + 4.250%)(Ê) 985 1,019
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 471 571
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 27 31
Series 2005-117 Class LC
5.500% due 11/25/35 103 108
Freddie Mac
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2030 127 136
5.500% due 2032 10 11
7.500% due 2032 6 7
2.500% due 2033 5,733 5,970
5.500% due 2034 22 26
2.500% due 2035 9,316 9,686
4.000% due 2040 601 685
5.500% due 2041 200 232
3.500% due 2043 1,098 1,228
3.500% due 2044 129 145
4.000% due 2044 541 601
3.500% due 2045 389 433
4.000% due 2045 1,314 1,461
3.500% due 2046 180 192
4.000% due 2047 1,214 1,317
4.500% due 2048 481 520
2.000% due 2050 4,715 4,922
2.500% due 2050 7,880 8,306
3.000% due 2050 16,442 17,681
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 250 297
Freddie Mac REMICS
Interest Only STRIP
2.000% due 11/25/50 2,400 268
Series 2002-2533 Class Z
5.500% due 12/15/32 509 576
Series 2006-3123 Class HT
5.000% due 03/15/26 135 144
Series 2010-3632 Class PK
5.000% due 02/15/40 141 158
Series 2012-4019 Class JD
3.000% due 05/15/41 174 183
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 Class M3
3.768% due 04/25/24 (USD 1 Month
LIBOR + 3.600%)(Ê) 2,321 2,193
Series 2014-HQ2 Class M3
3.918% due 09/25/24 (USD 1 Month
LIBOR + 3.750%)(Ê) 1,267 1,293
Series 2015-DN1 Class M3
4.318% due 01/25/25 (USD 1 Month
LIBOR + 4.150%)(Ê) 346 350
Series 2015-DNA3 Class M3
4.868% due 04/25/28 (USD 1 Month
LIBOR + 4.700%)(Ê) 3,537 3,685
Series 2016-DNA2 Class M3
4.818% due 10/25/28 (USD 1 Month
LIBOR + 4.650%)(Ê) 2,176 2,260
Series 2016-DNA4 Class M3
3.968% due 03/25/29 (USD 1 Month
LIBOR + 3.800%)(Ê) 1,857 1,926
Series 2020-DNA5 Class M1
1.387% due 10/25/50 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,041 1,041
Ginnie Mae II

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 511
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 01/20/42 164 183
Grace Mortgage Trust
Series 2014-GRCE Class A
3.369% due 06/10/28 (Þ) 456 458
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 2,271 2,159
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 261 260
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 56 57
JPMorgan Mortgage Trust
Series 2018-9 Class A3
4.000% due 02/25/49 (~)(Ê)(Þ) 135 140
Morgan Stanley Capital I Trust
Series 2018-BOP Class E
2.135% due 06/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 4,061 3,630
Series 2018-SUN Class E
2.135% due 07/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 5,048 4,587
Series 2019-NUGS Class D
3.300% due 12/15/36 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 1,172 1,124
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,839
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 223
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 36
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 310 304
Series 2018-SELF Class D
1.835% due 10/15/37 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 2,783 2,724
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,133 1,161
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 840 837
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Ê)(Þ) 235 244
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2003-34A Class 5A4
3.666% due 11/25/33 (~)(Ê) 344 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR10 Class A7
4.192% due 10/25/33 (~)(Ê) 90 90
Series 2004-AR1 Class A
3.838% due 03/25/34 (~)(Ê) 534 551
Series 2005-AR2 Class 2A21
0.498% due 01/25/45 (USD 1 Month
LIBOR + 0.330%)(Ê) 194 186
Series 2006-AR1 Class 2A1A
2.761% due 01/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 1.070%)(Ê) 339 337
204,126
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 271 391
7.055% due 04/01/57 487 692
1,083
Non-US Bonds - 0.0%
European Investment Bank
1.500% due 01/26/24 NOK 3,080 333
United States Government Agencies - 0.1%
Tennessee Valley Authority
0.750% due 05/15/25 750 758
United States Government Treasuries - 16.3%
United States Treasury Inflation Indexed
Bonds
0.125% due 01/15/22 528 534
0.375% due 07/15/23 8,022 8,365
0.375% due 07/15/25 4,794 5,164
3.375% due 04/15/32 4,349 6,497
2.125% due 02/15/40 1,683 2,532
0.875% due 02/15/47 3,111 4,027
United States Treasury Notes
1.500% due 11/30/21 9,495 9,634
1.375% due 01/31/22 350 355
0.125% due 05/31/22 11,520 11,515
1.500% due 09/15/22 1,895 1,943
0.250% due 04/15/23 6,000 6,010
1.750% due 05/15/23 4,655 4,839
1.250% due 07/31/23 4,490 4,620
2.000% due 02/15/25 5,295 5,673
3.000% due 10/31/25 1,055 1,191
2.250% due 11/15/25 3,080 3,364
1.625% due 02/15/26 5,900 6,268
2.250% due 03/31/26 1,710 1,875
1.625% due 05/15/26 3,807 4,046
1.500% due 08/15/26 5,704 6,027
2.375% due 05/15/27 2,630 2,931
0.500% due 05/31/27 3,070 3,049
0.375% due 09/30/27 890 874
2.750% due 02/15/28 515 591
2.375% due 05/15/29 1,230 1,392

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
512 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.625% due 08/15/30 2,215 2,163
1.125% due 05/15/40 1,675 1,592
1.125% due 08/15/40 1,295 1,227
2.750% due 11/15/42 1,905 2,360
3.125% due 08/15/44 1,475 1,945
2.875% due 08/15/45 1,055 1,340
2.750% due 11/15/47 2,846 3,563
3.000% due 02/15/48 1,871 2,450
3.375% due 11/15/48 495 694
1.250% due 05/15/50 7,085 6,397
1.375% due 08/15/50 1,880 1,753
128,800
Total Long-Term Investments
(cost $685,829) 705,682
Short-Term Investments - 9.7%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 460 473
Air Liquide Finance SA
1.750% due 09/27/21 (Þ) 260 263
Associated Bank NA
Series BKNT
3.500% due 08/13/21 545 556
CK Hutchison International 16, Ltd.
1.875% due 10/03/21 (Þ) 529 534
Ford Motor Credit Co. LLC
Series FXD
3.813% due 10/12/21 200 201
Hewlett Packard Enterprise Co.
3.500% due 10/05/21 355 364
Kaupthing Bank HF
7.625% due 02/28/20 (Æ)(Ø) 1,210 —
5.750% due 10/04/20 (Æ)(Ø)(Þ) 100 —
Kreditanstalt Fuer Wiederaufbau
1.000% due 10/12/21 NOK 2,150 227
Lukoil International Finance BV
6.125% due 11/09/20 (Þ) 1,005 1,004
Northern Natural Gas Co.
4.250% due 06/01/21 (Þ) 130 132
Southern Natural Gas Co. LLC
4.400% due 06/15/21 380 385
U.S. Cash Management Fund(@) 60,239,502(∞) 60,228
United States Treasury Notes
1.125% due 08/31/21 12,535 12,638
Total Short-Term Investments
(cost $77,072) 77,005
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 98.9%
(identified cost $762,901) 782,687
Other Assets and Liabilities,
Net - 1.1%
8,823
Net Assets - 100.0%
791,510

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 513
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
26.1%
225 Liberty Street Trust 02/17/16 235,000 102.34 241
255
ACE Securities Corp. Mortgage Loan Trust 03/08/17 590,053 93.84 554
583
Adani Abbot Point Terminal Pty, Ltd. 06/19/18 571,000 95.55 546
534
Adani Ports and Special Economic Zone, Ltd. 04/23/20 593,000 92.43 548
602
Air Liquide Finance SA 03/04/20 260,000 100.57 261
263
Alimentation Couche-Tard, Inc. 09/19/17 552,000 99.04 547
613
American Tower Trust #1 01/05/17 240,000 99.75 239
245
Amgen, Inc. 05/29/18 477,000 99.17 473
451
Apollo Management Holdings, LP 05/24/16 230,000 99.95 230
264
Apollo Management Holdings, LP 03/08/18 370,000 99.29 367
434
Apollo Management Holdings, LP 05/24/18 195,000 99.62 194
215
AT&T, Inc. 05/02/18 788,000 99.45 784
746
Athene Global Funding 06/12/19 395,000 100.40 397
407
Athene Global Funding 11/06/19 825,000 101.65 839
867
Aviation Capital Group LLC 09/03/20 607,000 96.91 588
593
Banco de Bogota SA 09/22/17 477,000 99.07 473
504
Banco de Credito e Inversiones SA 10/05/20 551,000 106.51 587
583
Banco Santander Mexico SA 04/14/20 1,053,000 104.55 1,100
1,179
Bangkok Bank PCL 06/19/18 382,000 126.95 485
524
Banistmo SA 12/07/17 300,000 99.94 300
306
Bayer US Finance II LLC 08/14/18 605,000 93.60 566
678
Bayer US Finance LLC 06/18/18 1,548,000 98.73 1,531
1,675
Bellemeade Re, Ltd. 08/26/20 2,572,513 100.52 2,586
2,577
Bellemeade Re, Ltd. 10/28/20 1,559,000 100.00 1,559
1,558
Bellemeade Re, Ltd. 10/28/20 2,338,000 100.00 2,338
2,337
Berkshire Hathaway Energy Co. 04/07/20 486,000 107.68 523
551
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 2,488,906 98.18 2,444
2,363
Blackstone / GSO Secured Lending Fund 10/16/20 520,000 99.10 515
514
Blackstone Holdings Finance Co. LLC 08/04/20 452,000 132.35 598
595
BMW US Capital LLC 04/06/20 455,000 99.86 454
534
BNP Paribas SA 06/11/20 523,000 106.61 558
567
BX Trust 06/01/18 2,150,000 100.00 2,150
1,975
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,140
CBAM CLO Management Trust 06/29/18 575,000 100.04 575
572
CCL Industries, Inc. 05/27/20 360,000 99.76 359
382
Cencosud SA 06/05/18 426,000 99.05 422
469
Centene Corp. 11/12/19 200,000 104.24 208
210
Chase Home Lending Mortgage Trust 07/22/20 2,244,411 100.00 2,244
2,255
Citadel, LP 09/11/19 625,000 99.76 623
668
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,391
2,406
Citigroup Mortgage Loan Trust, Inc. 02/01/17 117,356 97.85 115
118
CK Hutchison International 16, Ltd. 04/07/20 529,000 99.82 528
534
CLI Funding VI LLC 09/29/20 637,272 100.00 637
634
CLI Funding VI LLC 10/02/20 3,340,000 99.98 3,339
3,333
Commercial Mortgage Trust 02/19/16 235,000 102.34 240
254
Commercial Mortgage Trust 06/05/19 1,672,000 100.00 1,672
1,564
Commonwealth Bank of Australia 09/03/20 471,000 126.90 598
569
Corporacion Nacional del Cobre de Chile 01/17/20 270,000 106.28 287
300
CoStar Group, Inc. 06/24/20 645,000 99.92 645
662
Cox Communications, Inc. 05/31/17 870,000 109.28 951
1,177
Cox Communications, Inc. 07/24/17 610,000 98.85 603
642
Credit Suisse Group AG 07/07/20 504,000 112.15 565
570
Credit Suisse Mortgage Capital Certificates 05/28/19 2,384,000 100.00 2,384
2,342
Daimler Finance NA LLC 08/05/20 572,000 102.37 586
586
Danone SA 10/01/19 563,000 101.16 570
593
Danske Bank A/S 05/08/19 540,000 103.63 560
607
DBGS Mortgage Trust 04/03/19 1,961,000 101.33 1,987
1,988
Deephaven Residential Mortgage Trust 03/03/20 1,833,057 101.41 1,859
1,845
Delta Air Lines Pass-Through Trust 06/11/20 691,000 104.96 725
754
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 440,682 100.58 443
436
Dewolf Park CLO, Ltd. 07/10/18 1,500,000 100.15 1,502
1,486
Diamond 1 Finance Corp. / Diamond 2 Finance Corp 05/17/18 300,000 115.56 347
404
Discovery Communications LLC 04/28/20 595,000 102.13 608
600

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
514 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Dryden 37 Senior Loan Fund 12/06/17 1,300,000 100.00 1,300
1,282
Dryden 50 Senior Loan Fund 07/24/17 1,475,000 100.00 1,475
1,463
Dryden Senior Loan Fund 04/18/18 1,600,000 100.15 1,602
1,580
Eagle Re, Ltd. 01/27/20 755,000 100.00 755
749
ECAF, Ltd. 08/09/18 399,257 99.26 396
369
Electricite de France SA 02/04/19 525,000 98.25 516
720
EMD Finance LLC 06/04/18 476,000 99.26 472
490
ENEL Finance International NV 01/05/18 513,000 94.77 486
567
ENEL Finance International NV 09/11/18 1,185,000 101.75 1,206
1,366
Eni SpA 09/05/18 790,000 99.68 787
856
Eni SpA 05/14/20 200,000 102.46 205
225
Farmers Exchange Capital III 10/12/16 290,000 99.14 287
342
FirstKey Homes Trust 07/31/20 1,182,000 99.99 1,182
1,187
FirstKey Homes Trust 10/02/20 1,193,000 100.00 1,193
1,184
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 1,041,000 100.00 1,041
1,041
Fresenius Medical Care US Finance II, Inc. 09/19/17 485,000 103.18 500
512
Fresnillo PLC 09/29/20 200,000 98.01 196
204
Galaxy Pipeline Assets Bidco , Ltd. 10/27/20 425,000 100.00 425
424
Galaxy Pipeline Assets Bidco , Ltd. 10/27/20 355,000 100.00 355
354
Gazprom PJSC Via Gaz Capital SA 02/01/19 477,000 102.61 489
506
GE Capital Funding LLC 07/08/20 540,000 106.07 573
586
Glencore Finance Canada, Ltd. 08/04/20 480,000 121.91 585
578
Grace Mortgage Trust 05/19/17 456,000 102.93 469
458
GUSAP III, LP 05/14/20 691,000 89.27 617
733
Health Care Service Corp. A Mutual Legal Reserve Co. 05/28/20 705,000 99.61 702
720
Health Care Service Corp. A Mutual Legal Reserve Co. 05/28/20 715,000 99.78 713
730
Hewlett Packard Enterprise Co. 09/30/15 500 99.94 —
1
Hilton USA Trust 11/22/16 2,271,000 95.42 2,167
2,159
Hilton USA Trust 05/26/17 261,000 99.72 260
260
Huntington Ingalls Industries, Inc. 05/13/20 522,000 102.87 537
535
Intesa Sanpaolo SpA 06/18/18 560,000 89.85 503
609
Inversiones CMPC SA 07/06/20 528,000 106.96 565
577
Invitation Homes Trust 09/09/20 2,214,435 99.62 2,206
2,210
JPMorgan Mortgage Trust 05/11/20 135,378 103.14 140
140
Kaupthing Bank HF 02/25/08 1,210,000 — 1,013
—
Kaupthing Bank HF 10/04/11 100,000 — 99
—
KKR Group Finance Co. III LLC 03/11/15 225,000 100.43 226
274
Land O'Lakes, Inc. 06/22/16 700,000 102.22 716
744
LCM XXV, Ltd. 07/10/17 4,073,000 99.75 4,063
4,025
Leidos , Inc. 05/26/20 160,000 106.14 170
177
Lukoil International Finance BV 03/22/17 1,005,000 100.05 1,006
1,004
Lukoil International Finance BV 09/19/17 527,000 101.25 534
559
Macquarie Bank, Ltd. 05/27/20 335,000 100.00 335
352
Madison Park Funding XVIII, Ltd. 09/29/17 1,640,000 100.00 1,640
1,625
Madison Park Funding XXIV, Ltd. 08/05/19 5,000,000 100.00 5,000
4,955
Magnetite XVIII, Ltd. 10/31/18 1,786,000 100.00 1,786
1,773
Mars, Inc. 07/13/20 630,000 100.72 635
618
Midwest Connector Capital Co. LLC 11/13/19 560,000 103.82 581
568
Mondelez International, Inc. 09/04/20 72,000 103.17 74
74
Morgan Stanley Capital I Trust 07/19/18 5,048,000 100.00 5,048
4,587
Morgan Stanley Capital I Trust 08/15/18 4,060,871 100.00 4,061
3,630
Morgan Stanley Capital I Trust 12/12/19 1,172,000 100.00 1,172
1,124
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.58 36
36
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 2.21 223
223
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.21 1,830
1,839
Motiva Enterprises LLC 04/23/20 425,000 91.09 387
492
MSCG Trust 05/19/15 310,000 101.34 314
304
MSCG Trust 10/09/18 2,783,000 100.00 2,783
2,724
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
306
National Bank of Canada 10/05/20 303,000 103.20 313
313
Navient Student Loan Trust 07/20/20 1,342,388 99.99 1,342
1,346
Navient Student Loan Trust 07/23/20 5,992,104 101.05 6,055
6,078
Nestle Holdings, Inc. 04/22/20 512,000 106.49 545
553
New York Life Insurance Co. 04/08/20 195,000 99.40 194
217

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 515
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Newcrest Finance Pty, Ltd. 05/07/20 415,000 100.52 417
451
Newcrest Finance Pty, Ltd. 10/08/20 245,000 116.60 286
283
NGPL PipeCo LLC 10/02/19 438,000 128.13 561
541
Northern Natural Gas Co. 06/05/18 444,000 96.34 428
488
Northern Natural Gas Co. 03/28/19 130,000 100.70 131
132
Nutrition & Biosciences, Inc. 09/09/20 660,000 100.00 660
660
Ohio National Financial Services, Inc. 01/16/20 365,000 99.94 365
350
One Market Plaza Trust 02/15/17 1,133,000 102.30 1,159
1,161
OneMain Financial Issuance Trust 10/26/18 1,110,264 98.48 1,093
1,112
OneMain Financial Issuance Trust 08/13/20 2,224,000 99.99 2,224
2,237
OneMain Financial Issuance Trust 09/02/20 1,195,000 108.60 1,298
1,273
Pacific Life Insurance Co. 06/15/18 255,000 92.23 235
270
Pacific Life Insurance Co. 09/10/20 335,000 99.51 333
343
Panasonic Corp. 04/23/20 544,000 100.18 545
559
PFS Financing Corp. 06/16/20 1,560,000 99.99 1,560
1,575
PFS Financing Corp. 06/16/20 2,603,000 99.99 2,603
2,637
PFS Financing Corp. 10/14/20 1,975,000 99.99 1,975
1,979
Qatar Government International Bond 04/07/20 485,000 100.00 485
617
QUALCOMM, Inc. 06/15/18 559,000 93.52 523
552
Radnor RE, Ltd. 01/21/20 840,000 100.00 840
837
Raytheon Technologies Corp. 06/08/20 513,000 105.97 544
550
RBS Commercial Funding, Inc. Trust 10/27/15 235,000 1.04 245
244
RESIMAC Premier 09/23/20 1,539,000 100.00 1,538
1,539
Roche Holdings, Inc. 07/08/20 500,000 107.62 538
540
Royalty Pharma PLC 08/24/20 620,000 97.79 606
609
Royalty Pharma PLC 08/24/20 265,000 98.32 261
263
Royalty Pharma PLC 08/24/20 760,000 98.91 752
756
Royalty Pharma PLC 08/24/20 990,000 99.36 984
990
SABIC Capital II BV 04/07/20 416,000 100.68 419
447
Santander UK Group Holdings PLC 10/01/18 565,000 102.88 581
711
Saudi Arabian Oil Co. 04/07/20 531,000 98.78 525
556
SBA Tower Trust 07/08/20 1,479,000 100.00 1,479
1,486
Scentre Group 05/19/20 690,000 99.43 686
738
Scentre Group 05/19/20 525,000 99.78 524
582
Scentre Group Trust 2 09/16/20 985,000 100.00 985
964
Schneider Electric SE 04/22/19 557,000 100.12 558
583
Siemens Financieringsmaatschappij NV 04/22/19 552,000 100.06 552
574
Smithfield Foods, Inc. 03/27/19 500,000 101.21 506
577
Societe Generale SA 01/16/20 500,000 105.20 526
539
Societe Generale SA 01/16/20 605,000 99.83 604
629
SoFi Professional Loan Program Trust 07/20/20 1,093,837 102.17 1,118
1,113
SpringCastle America Funding LLC 09/16/20 6,152,536 100.00 6,152
6,181
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 1,475,000 100.15 1,477
1,603
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/16/20 450,000 109.14 491
522
Standard Chartered PLC 07/02/20 550,000 101.33 557
558
Suncor Energy Ventures Corp. 12/14/18 365,000 99.92 365
375
Swedbank AB 10/02/20 448,000 103.19 462
462
TAL Advantage VII LLC 09/09/20 3,906,516 100.03 3,908
3,909
Tennessee Gas Pipeline Co. LLC 02/19/20 875,000 98.09 858
891
Texas Eastern Transmission, LP 11/13/19 562,000 103.23 580
606
Textainer Marine Containers VII, Ltd. 08/04/20 2,705,631 101.96 2,759
2,755
Textainer Marine Containers, Ltd. 09/08/20 2,491,926 100.01 2,492
2,489
T-Mobile USA, Inc. 04/02/20 585,000 99.98 585
641
T-Mobile USA, Inc. 07/06/20 574,000 100.64 578
578
Towd Point Mortgage Trust 08/04/17 2,556,911 101.24 2,589
2,644
Towd Point Mortgage Trust 11/09/17 2,070,268 102.51 2,122
2,137
Towd Point Mortgage Trust 11/04/19 2,379,233 100.95 2,402
2,522
Towd Point Mortgage Trust 11/26/19 2,033,307 100.29 2,039
2,068
Towd Point Mortgage Trust 04/30/20 28,804 101.98 29
29
Towd Point Mortgage Trust 08/17/20 6,223,794 101.84 6,338
6,343
Trust Fibra Uno 10/11/19 598,000 105.66 632
647
UBS AG 09/04/20 579,000 101.88 590
589

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
516 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
UBS Group AG 07/07/20 501,000 113.72 570
574
Upjohn, Inc. 07/07/20 552,000 104.64 578
570
Verizon Communications, Inc. 09/03/20 572,000 100.60 575
566
Vistra Operations Co. LLC 06/04/19 275,000 99.81 274
297
Vistra Operations Co. LLC 06/04/19 685,000 99.86 684
730
Volkswagen Group of America Finance LLC 09/19/19 1,044,000 101.80 1,065
1,082
Voya CLO, Ltd. 07/16/18 900,000 100.12 901
889
Voya CLO, Ltd. 11/02/18 1,000,000 100.00 1,000
987
Voya CLO, Ltd. 03/05/19 3,480,000 99.94 3,478
3,453
Voya CLO, Ltd. 02/18/20 1,659,541 100.00 1,660
1,631
206,804
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 331 AUD 49,489 12/20
371
United States 2 Year Treasury Note Futures 71 USD 15,680 12/20
1
United States 5 Year Treasury Note Futures 271 USD 34,038 12/20
(95)
United States 10 Year Treasury Note Futures 939 USD 129,789 12/20
(850)
United States 10 Year Ultra Treasury Note Futures 22 USD 3,460 12/20
(43)
United States Treasury Long Bond Futures 120 USD 20,696 12/20
(522)
United States Treasury Ultra Bond Futures 129 USD 27,735 12/20
(864)
Short Positions
Canadian 10 Year Government Bond Futures 53 CAD 8,005 12/20
35
Euro-Bund Futures 155 EUR 27,303 12/20
(368)
Long Gilt Futures 63 GBP 8,548 12/20
11
United States 2 Year Treasury Note Futures 151 USD 33,348 12/20
6
United States 5 Year Treasury Note Futures 36 USD 4,522 12/20
9
United States 10 Year Treasury Note Futures 4 USD 553 12/20
4
United States 10 Year Ultra Treasury Note Futures 1 USD 157 12/20
—
United States Treasury Ultra Bond Futures 2 USD 430 12/20
13
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(2,292)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 106 AUD 144 11/24/20 (5)
Bank of America USD 318 AUD 454 11/24/20 1
Bank of America USD 259 NOK 2,285 11/24/20 (20)
Bank of America USD 354 NOK 3,395 11/24/20 1
Bank of America USD 5,800 NOK 54,691 11/24/20 (72)
Bank of America USD 6,483 SEK 58,108 11/24/20 49
Bank of America AUD 647 USD 460 11/24/20 6
Bank of America AUD 18,572 USD 13,440 11/24/20 384

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 517
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America NOK 121,094 USD 13,691 11/24/20 1,008
Bank of America SEK 58,108 USD 6,719 11/24/20 187
Bank of New York USD 5,085 GBP 3,944 11/24/20 26
Bank of New York USD 5,664 GBP 4,281 11/24/20 (118)
Bank of New York USD 14,480 GBP 10,857 11/24/20 (413)
Bank of New York USD 3,377 JPY 353,455 11/24/20 —
Bank of New York USD 6,676 JPY 702,278 11/24/20 33
Bank of New York GBP 6,359 USD 8,167 11/24/20 (72)
Bank of New York JPY 349,002 USD 3,315 11/24/20 (20)
Bank of New York JPY 706,732 USD 6,691 11/24/20 (61)
Citigroup USD 73 NZD 108 11/24/20 (1)
Citigroup USD 96 NZD 146 11/24/20 —
Citigroup USD 6,580 NZD 9,984 11/24/20 21
Citigroup NZD 338 USD 223 11/24/20 —
JPMorgan Chase USD 14,963 NOK 140,000 12/16/20 (300)
JPMorgan Chase CAD 10,000 USD 7,578 12/16/20 70
JPMorgan Chase SEK 69,000 USD 7,807 12/16/20 48
Royal Bank of Canada USD 20,281 CAD 26,724 11/24/20 (221)
Royal Bank of Canada USD 3,753 EUR 3,196 11/24/20 (30)
Royal Bank of Canada USD 20,328 EUR 17,008 11/24/20 (511)
Royal Bank of Canada CAD 447 USD 334 11/24/20 (1)
Royal Bank of Canada CAD 480 USD 366 11/24/20 6
Royal Bank of Canada CAD 8,300 USD 6,192 11/24/20 (39)
Royal Bank of Canada EUR 2,926 USD 3,487 11/24/20 78
Royal Bank of Canada EUR 3,231 USD 3,768 11/24/20 4
UBS USD 173 CHF 156 11/24/20 (3)
UBS USD 617 CHF 565 11/24/20 —
UBS CHF 507 USD 551 11/24/20 (2)
UBS CHF 18,298 USD 20,318 11/24/20 351
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
384
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade
Index Goldman Sachs
Sell
USD 80,000 1.000%
(2)
12/20/25
1,940 (465) 1,475
Total Open Credit Indices Contracts (å) 1,940 (465) 1,475

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
518 Investment Grade Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 95,438 $ —
$ —
$ 95,438 12.1
Corporate Bonds and Notes — 216,72 7 —
—
216,727 27.4
International Debt — 58,41 7 —
—
58,41 7 7.4
Mortgage-Backed Securities — 204,12 6 —
—
204,12 6 25.8
Municipal Bonds — 1,083 —
—
1,083 0.1
Non-US Bonds — 333 —
—
333 —
*
United States Government Agencies — 75 8 —
—
75 8 0.1
United States Government Treasuries — 128,800 —
—
128,800 16.3
Short-Term Investments — 16,777 —
60,228
77,005 9.7
Total Investments — 722,459 — 60,228 782,687 98.9
Other Assets and Liabilities, Net 1.1
100.0
Other Financial Instruments
Assets
Futures Contracts 45 0 — — — 45 0 0.1
Foreign Currency Exchange Contracts — 2,273 — — 2,273 0.3
Credit Default Swap Contracts — 1,475 — — 1,475 0.2
A
Liabilities
Futures Contracts (2,74 2 ) — — — (2,74 2 ) (0.3)
Foreign Currency Exchange Contracts — (1,889) — — (1,889) (0.2)
Total Other Financial Instruments
*
$ (2,292) $ 1,859 $ — $ — $ (433)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 519
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
6,012
Canada ....................................................................................
6,494
Cayman Islands .......................................................................
564
Chile .......................................................................................
2,500
China ......................................................................................
210
Colombia .................................................................................
1,015
Denmark .................................................................................
607
France .....................................................................................
4,501
Germany .................................................................................
807
India .......................................................................................
1,163
Ireland ....................................................................................
4,630
Italy ........................................................................................
1,690
Japan ......................................................................................
3,487
Jersey ......................................................................................
1,352
Luxembourg ............................................................................
575
Macao .....................................................................................
103
Mexico ....................................................................................
2,599
Netherlands ............................................................................
5,813
Norway ....................................................................................
210
Panama ...................................................................................
423
Philippines ..............................................................................
524
Qatar .......................................................................................
617
Russia .....................................................................................
506
Saudi Arabia ...........................................................................
1,003
Spain .......................................................................................
443
Sweden ....................................................................................
462
Switzerland .............................................................................
1,160
United Kingdom ......................................................................
10,915
United States ...........................................................................
722,302
Total Investments .................................................................... 782,687

See accompanying notes which are an integral part of the financial statements.
520 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — October 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 2,273 $ —
Variation margin on futures contracts* — — 450
Credit default swap contracts, at fair value 1,475 — —
Total
$ 1,475 $ 2,273 $ 450
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 2,742
Unrealized depreciation on foreign currency exchange contracts — 1,889 —
Total
$ — $ 1,889 $ 2,742
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ 15,420
Credit default swap contracts 1,783 — —
Foreign currency exchange contracts — (3,364) —
Total
$ 1,783 $ (3,364) $ 15,420
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (1,741)
Credit default swap contracts (465) — —
Foreign currency exchange contracts — 243 —
Total
$ (465) $ 243 $ (1,741)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 521
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 2,273 $ — $ 2,273
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,475 — 1,475
Total Financial and Derivative Assets
3,748 — 3,748
Financial and Derivative Assets not subject to a netting agreement
(1,475) — (1,475)
Total Financial and Derivative Assets subject to a netting agreement
$ 2,273 $ — $ 2,273
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,635 $ 96 $ — $ 1,539
Bank of New York
59 59 — —
Citigroup
22 2 — 20
JPMorgan Chase
119 119 — —
Royal Bank of Canada
88 88 — —
UBS
350 5 — 345
Total
$ 2,273 $ 369 $ — $ 1,904

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
522 Investment Grade Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,889 $ — $ 1,889
Total Financial and Derivative Liabilities
1,889 — 1,889
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,889 $ — $ 1,889
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 96 $ 96 $ — $ —
Bank of New York 684 59 — 625
Citigroup 2 2 — —
JPMorgan Chase 301 119 — 182
Royal Bank of Canada 801 88 — 713
UBS 5 5 — —
Total
$ 1,889 $ 369 $ — $ 1,520
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 523
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 762,901
Investments, at fair value(>) ...........................................................................................................................................................
782,687
Cash ............................................................................................................................................................................................... 112
Foreign currency holdings(^) ......................................................................................................................................................... 2
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 2,273
Receivables:
Dividends and interest ....................................................................................................................................................... 3,799
Dividends from affiliated funds .......................................................................................................................................... 8
Investments sold ................................................................................................................................................................ 2,363
Fund shares sold ................................................................................................................................................................ 1,254
From broker(a)(b) ............................................................................................................................................................... 8,011
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,475
Total assets .................................................................................................................................................
801,984
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 5,130
Fund shares redeemed ....................................................................................................................................................... 684
Accrued fees to affiliates .................................................................................................................................................... 283
Other accrued expenses ..................................................................................................................................................... 201
Variation margin on futures contracts ................................................................................................................................. 2,287
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,889
Total liabilities .............................................................................................................................................
10,474
Net Assets ............................................................................................................................................................
$ 791,510

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
524 Investment Grade Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 46,149
Shares of beneficial interest ...........................................................................................................................................................
345
Additional paid-in capital ..............................................................................................................................................................
745,016
Net Assets ............................................................................................................................................................
$ 791,510
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 22.98
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 23.88
Class A — Net assets ............................................................................................................................................................. $ 8,548,711
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 371,940
Net asset value per share: Class C(#) ............................................................................................................................................. $ 22.75
Class C — Net assets ............................................................................................................................................................. $ 7,640,969
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 335,857
Net asset value per share: Class M(#) ............................................................................................................................................ $ 22.95
Class M — Net assets ............................................................................................................................................................ $ 26,564,027
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,157,433
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 23.04
Class R6 — Net assets ........................................................................................................................................................... $ 1,062,945
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 46,131
Net asset value per share: Class S(#) .............................................................................................................................................. $ 22.95
Class S — Net assets ............................................................................................................................................................. $ 703,995,131
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 30,673,057
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 23.00
Class Y — Net assets ............................................................................................................................................................. $ 43,697,911
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,900,047
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2
(+)     Credit default swap contracts - premiums paid (received) $ 1,940
(>)     Investments in affiliates, U.S. Cash Management Fund $ 60,228
(a)     Receivable from Broker for Futures $ 7,201
(b)     Receivable from Broker for Swaps $ 810
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 525
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 3
Dividends from affiliated funds ......................................................................................................................................... 331
Interest .............................................................................................................................................................................. 19,554
Total investment income ...............................................................................................................................................................
19,888
Expenses
Advisory fees .................................................................................................................................................................... 1,991
Administrative fees ........................................................................................................................................................... 388
Custodian fees ................................................................................................................................................................... 171
Distribution fees - Class A ................................................................................................................................................ 19
Distribution fees - Class C ................................................................................................................................................ 57
Transfer agent fees - Class A ............................................................................................................................................ 15
Transfer agent fees - Class C ............................................................................................................................................. 16
Transfer agent fees - Class E (1) ....................................................................................................................................... 4
Transfer agent fees - Class M ............................................................................................................................................ 40
Transfer agent fees - Class S ............................................................................................................................................. 1,426
Transfer agent fees - Class Y ............................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 182
Registration fees ............................................................................................................................................................... 102
Shareholder servicing fees - Class C ................................................................................................................................. 19
Shareholder servicing fees - Class E (1) ............................................................................................................................ 5
Trustees’ fees .................................................................................................................................................................... 39
Printing fees ...................................................................................................................................................................... 53
Miscellaneous ................................................................................................................................................................... 29
Expenses before reductions .............................................................................................................................................. 4,558
Expense reductions ........................................................................................................................................................... (719)
Net expenses .................................................................................................................................................................................
3,839
Net investment income (loss) ........................................................................................................................................................
16,049
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 27,188
Investments in affiliated funds .......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 15,420
Foreign currency exchange contracts ................................................................................................................................ (3,364)
Credit default swap contracts ............................................................................................................................................ 1,783
Foreign currency-related transactions ............................................................................................................................... (3)
Net realized gain (loss) ..................................................................................................................................................................
41,028
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... (5,882)
Investments in affiliated funds .......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. (1,741)
Foreign currency exchange contracts ................................................................................................................................ 243
Credit default swap contracts ............................................................................................................................................ (465)
Foreign currency-related transactions ............................................................................................................................... 98
Net change in unrealized appreciation (depreciation) ................................................................................................................... (7,751)
Net realized and unrealized gain (loss) ......................................................................................................................................... 33,277
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 49,326
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
526 Investment Grade Bond Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 16,049 $ 26,098
Net realized gain (loss) ...................................................................................................................... 41,028 29,469
Net change in unrealized appreciation (depreciation) ....................................................................... (7,751) 48,679
Net increase (decrease) in net assets from operations ............................................................................. 49,326 104,246
Distributions
To shareholders
Class A .......................................................................................................................................... (171) (195)
Class C .......................................................................................................................................... (131) (149)
Class E (1) ..................................................................................................................................... (63) (84)
Class M ......................................................................................................................................... (524) (290)
Class R6 ........................................................................................................................................ (26) (21)
Class S ........................................................................................................................................... (19,709) (21,648)
Class Y .......................................................................................................................................... (1,403) (2,959)
Net decrease in net assets from distributions .......................................................................................... (22,027) (25,346)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (110,087) (229,872)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(82,788) (150,972)
Net Assets
Beginning of period .................................................................................................................................
874,298 1,025,270
End of period ..........................................................................................................................................
$ 791,510 $ 874,298

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 527
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 191 $ 4,283 46 $ 971
Proceeds from reinvestment of distributions 8 171 9 195
Payments for shares redeemed (107) (2,379) (264) (5,616)
Net increase (decrease)
92 2,075 (209) (4,450)
Class C
Proceeds from shares sold 65 1,447 30 629
Proceeds from reinvestment of distributions 6 130 7 148
Payments for shares redeemed (113) (2,484) (129) (2,730)
Net increase (decrease)
(42) (907) (92) (1,953)
Class E (1)
Proceeds from shares sold 4 94 6 133
Proceeds from reinvestment of distributions 3 63 4 83
Payments for shares redeemed (151) (3,457) (39) (855)
Net increase (decrease)
(144) (3,300) (29) (639)
Class M
Proceeds from shares sold 731 16,532 475 10,133
Proceeds from reinvestment of distributions 23 524 14 290
Payments for shares redeemed (284) (6,416) (179) (3,810)
Net increase (decrease)
470 10,640 310 6,613
Class R6
Proceeds from shares sold 26 582 21 446
Proceeds from reinvestment of distributions 1 26 1 21
Payments for shares redeemed (19) (428) (19) (400)
Net increase (decrease)
8 180 3 67
Class S
Proceeds from shares sold 6,947 156,527 5,589 118,873
Proceeds from reinvestment of distributions 881 19,526 1,016 21,445
Payments for shares redeemed (10,526) (235,590) (16,589) (351,820)
Net increase (decrease)
(2,698) (59,537) (9,984) (211,502)
Class Y
Proceeds from shares sold 220 4,990 155 3,310
Proceeds from reinvestment of distributions 63 1,403 140 2,959
Payments for shares redeemed (2,989) (65,631) (1,150) (24,277)
Net increase (decrease)
(2,706) (59,238) (855) (18,008)
Total increase (decrease)
(5,020) $ (110,087) (10,856) $ (229,872)
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
528 Investment Grade Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 22.16 .39 .98 1.37 (.55) —
October 31, 2019 20.38 .52 1.76 2.28 (.50) —
October 31, 2018 21.36 .44 (1.07) (.63) (.35) —
October 31, 2017 22.32 .35 (.35) — (.34) (.62)
October 31, 2016 22.21 .35 .61 .96 (.40) (.45)
Class C
October 31, 2020 21.94 .22 .97 1.19 (.38) —
October 31, 2019 20.19 .36 1.73 2.09 (.34) —
October 31, 2018 21.17 .28 (1.0 5 ) (.7 7 ) (.21) —
October 31, 2017 22.13 .18 (.34) (.16) (.18) (.62)
October 31, 2016 22.03 .18 .61 .79 (.24) (.45)
Class M
October 31, 2020 22.13 .47 .98 1.45 (.63) —
October 31, 2019 20.36 .61 1.74 2.35 (.58) —
October 31, 2018 21.34 .53 (1.08) (.55) (.43) —
October 31, 2017(5) 20.87 .27 .40 .67 (.20) —
Class R6
October 31, 2020 22.21 .48 .99 1.47 (.64) —
October 31, 2019 20.43 .61 1.76 2.37 (.59) —
October 31, 2018 21.41 .53 (1.07) (.54) (.44) —
October 31, 2017 22.37 .44 (.35) .09 (.43) (.62)
October 31, 2016(1) 21.86 .29 .47 .76 (.25) —
Class S
October 31, 2020 22.13 .45 .98 1.43 (.61) —
October 31, 2019 20.36 .58 1.75 2.33 (.56) —
October 31, 2018 21.34 .50 (1.07) (.57) (.41) —
October 31, 2017 22.29 .41 (.34) .07 (.40) (.62)
October 31, 2016 22.19 .40 .60 1.00 (.45) (.45)
Class Y
October 31, 2020 22.17 .49 .99 1.48 (.65) —
October 31, 2019 20.40 .62 1.74 2.36 (.59) —
October 31, 2018 21.38 .54 (1.08) (.54) (.44) —
October 31, 2017 22.33 .44 (.33) .11 (.44) (.62)
October 31, 2016 22.22 .45 .61 1.06 (.50) (.45)

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 529
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(j)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(j)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.55) 22.98 6.27 8,549 .82 .77 1.71 109
(.50) 22.16 11.32 6,209 .80 .76 2.45 68
(.35) 20.38 (2.97) 9,973 .80 .77 2.13 177
(.96) 21.36 .15 9,736 .82 .82 1.63 143
(.85) 22.32 4.47 10,904 .80 .80 1.58 207
(.38) 22.75 5.50 7,641 1.57 1.52 .97 109
(.34) 21.94 10.45 8,294 1.55 1.51 1.72 68
(.21) 20.19 (3.67) 9,493 1.55 1.52 1.36 177
(.80) 21.17 (.60) 11,756 1.57 1.57 .87 143
(.69) 22.13 3.68 17,204 1.55 1.55 .82 207
(.63) 22.95 6.70 26,564 .57 .38 2.06 109
(.58) 22.13 11.72 15,216 .56 .38 2.85 68
(.43) 20.36 (2.59) 7,692 .56 .38 2.57 177
(.20) 21.34 3.20 3,560 .56 .43 2.07 143
(.64) 23.04 6.75 1,063 .42 .35 2.13 109
(.59) 22.21 11.76 842 .41 .35 2.86 68
(.44) 20.43 (2.7 6) 711 .40 .35 2.53 177
(1.05) 21.41 .57 844 .42 .40 2.06 143
(.25) 22.37 3.49 450 .40 .38 1.95 207
(.61) 22.95 6.59 703,995 .57 .48 2.02 109
(.56) 22.13 11.61 738,420 .56 .48 2.75 68
(.41) 20.36 (2.69) 882,507 .55 .48 2.42 177
(1.02) 21.34 .47 958,946 .56 .54 1.92 143
(.90) 22.29 4.68 517,173 .55 .55 1.82 207
(.65) 23.00 6.79 43,698 .37 .32 2.17 109
(.59) 22.17 11.75 102,126 .36 .32 2.90 68
(.44) 20.40 (2.54) 111,364 .36 .32 2.56 177
(1.06) 21.38 .64 134,877 .38 .37 2.08 143
(.95) 22.33 4.93 164,538 .35 .35 2.03 207

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
530 Investment Grade Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 138,445
Administration fees 32,985
Distribution fees 6,661
Shareholder servicing fees 1,638
Transfer agent fees 100,472
Trustee fees 3,111
$ 283,312
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 50,402 $ 1,090,581 $ 1,080,755 $ 4 $ (4) $ 60,228 $ 331 $ —
$ 50,402 $ 1,090,581 $ 1,080,755 $ 4 $ (4) $ 60,228 $ 331 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 767 , 339 , 670 $ 24 , 779 , 851 $ (7, 127,255 ) $ 17, 652 , 596 $ 9 , 705 , 956 $ 18,649,712
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 22,027,035 $ — $ — $ 25,346,145 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
532 Short Duration Bond Fund
Short Duration Bond Fund
-
Class A
‡
Total
Return
1 Year 0 .06%
5 Years 1 .64%§
10 Years 1 .46%§
Short Duration Bond Fund
-
Class C
Total
Return
1 Year 3 .15%
5 Years 1 .64%§
10 Years 1 .08%§
Short Duration Bond Fund
-
Class M
‡‡
Total
Return
1 Year 4 .24%
5 Years 2 .71%§
10 Years 2 .12%§
Short Duration Bond Fund
-
Class R6
‡‡‡
Total
Return
1 Year 4 .23%
5 Years 2 .72%§
10 Years 2 .17%§
Short Duration Bond Fund
-
Class S
Total
Return
1 Year 4 .19%
5 Years 2 .67%§
10 Years 2 .09%§
Short Duration Bond Fund
-
Class Y
Total
Return
1 Year 4 .27%
5 Years 2 .74%§
10 Years 2 .18%§
ICE BofA 1-3 Year U.S. Treasuries Index **
Total
Return
1 Year 3 .19%
5 Years 1 .81%§
10 Years 1 .25%§

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Short Duration Bond Fund 533
The Short Duration Bond Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class C, Class M, Class R6, Class S and Class Y Shares gained
3.99%, 3.15%, 4.24%, 4.23%, 4.19% and 4.27%, respectively.
This is compared to the Fund’s benchmark, the ICE BofA 1-3
Year U.S. Treasuries Index, which gained 3.19% during the same period. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Short-Term Bond Category, a group of funds that Morningstar
considers to have investment strategies similar to those of the
Fund, gained 3.02%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The fiscal year ending October 31, 2020 was an unprecedented year in terms of speed and magnitude of risk asset volatility, driven by the unexpected global COVID-19 pandemic that began in earnest in early 2020. In March, the spike in COVID-19 cases drove panic selling so fiercely that equity market circuit breakers triggered four times. Negative sentiment also infected the credit markets, rapidly widening spreads to levels not seen since the global financial crisis in 2009. In March, the option-adjusted spread (“OAS”) of the Bloomberg Barclays US Aggregate
Corporate (Investment Grade) Index surged from 129 bps to 251 bps and the OAS of the Bloomberg Barclays U.S. Corporate High
Yield Index widened from 600 bps to 1,100 bps at its height. The ensuing investor flight to safety drove the yield of the bellwether
10-year U.S. treasury from its peak during the fiscal year of 1.94%
down to 0.51% in August 2020.
In response to the pandemic crisis, the U.S. Federal Reserve
Bank (the “Fed”) and other global central banks quickly took action. The Fed cut its policy overnight interest rate effectively to zero and re-instated its quantitative easing program – but this time buying corporate bonds in addition to U.S. treasuries and agency mortgages. Later in the fiscal year, the Fed stated it expected to keep the policy rate near zero until the end of 2023.
The U.S. Congress, for its part, passed the CARES Act, providing a $2.2 trillion stimulus package that, among other things, directly deposited money into personal checking accounts. With monetary policy and fiscal policy working in parallel, and COVID-19
cases seemingly under control along with expectations of a
vaccine, credit spreads recovered to a degree, with the OAS of the Bloomberg Barclays US Aggregate Corporate (Investment
Grade) Index ending the fiscal year at 125 bps and the OAS of the Bloomberg Barclays U.S. Corporate High Yield Index at a
more-elevated 509 bps; these indices started the fiscal year at
110 bps and 392 bps, respectively. The bellwether U.S. 10-
year yield remained subdued, ending the period at 0.88% after starting the period at 1.69%. This decline in rates led the U.S.
dollar lower, the index of which decreased 3.4% during the
fiscal year. Emerging market currencies also suffered during the period as these economies also struggled with the pandemic as well as pre-existing domestic troubles in some instances. Turkey,
Brazil, Argentina and Russia had among the lowest performing currencies.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
RIM’s asset allocation for the Fund contributed positively to benchmark-relative performance over the period largely as
a result of out-of-benchmark positions in investment grade
corporates and securitized instruments. Allocations to corporates and securitized sectors outperformed the Fund’s all-treasury benchmark as they out-yielded the index and collected the
incremental spread premium. Due to RIM’s view on the use of
interest rate sensitivity (i.e. duration) as a hedge to credit risk, the Fund maintained a modest duration overweight compared to the benchmark throughout the fiscal year, which was beneficial to performance given the decline in government rates driven by pandemic-fueled flight to safe haven assets.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Scout Investments,
Inc. (“Scout”) was the better performing money manager
over the period, outperforming the Fund’s benchmark. Scout

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
534 Short Duration Bond Fund
added meaningfully to their overweight exposure to investment grade and high yield corporate bonds during the depths of the
COVID-19 panic selling when prices were cheap, driving strong outperformance relative to the Fund’s all-treasury benchmark.
Allocations to securitized bonds, including agency mortgage-
backed securities, also outperformed the Fund’s benchmark.
MetLife Investment Management, LLC (“MetLife”) was the
weaker performing money manager, though they also outperformed the Fund’s all-treasury benchmark, albeit modestly. Similar to
Scout, MetLife’s out-benchmark exposure to credit was adversely impacted during the market selloff, however, they did not increase credit risk to the same extent as Scout when values were cheap.
During the period, RIM managed currency factor (carry, value and trend) and rates factor (carry and value) strategies which seek to generate active returns through currency and international rates positioning, respectively, to reduce the Fund’s reliance on traditional fixed income market risks. These strategies utilize long and short positions in global government bond futures and currency forward contracts to seek to achieve their objectives. The
Fund’s rates and currency factor strategies performed in opposite directions during the period, with the rates strategy producing strong positive performance while the currency factor strategy detracted. Within the rates strategy, the global decline in interest rates led to considerable convergence in global interest rates, which was an especially positive tailwind for the value component of the rates factors. Among currency factors, positive performance of the value factor was more than offset by the negative returns of the carry and trend factors.
RIM also managed two credit strategies in the Fund. One is
a high-quality short duration credit beta strategy to provide benchmark-like duration along with investment grade credit
beta exposure that seeks to provide a moderate degree of yield advantage over the Fund’s benchmark. Over the fiscal year, the high-quality short duration credit beta strategy was positive for the Fund’s benchmark-relative performance.
The second credit strategy managed by RIM is an investment
grade credit value factor positioning strategy. This strategy screens securities based on value within the ICE BofA 1-5 Year
U.S. Corporate Index and purchases physical bonds that RIM
believes to be undervalued. This strategy was beneficial to
performance during the fiscal year.
During the fiscal year, RIM utilized futures and swaps to seek to achieve the Fund benchmark’s duration and exposures with
respect to the portion of the Fund allocated to cash reserves. This performed as intended and was a positive in terms of absolute return contribution. RIM also managed tactical ‘tilts’ based on its judgments regarding shorter-term opportunities to seek to generate returns and/or mitigate risk by purchasing government futures, credit derivatives and currency forward contracts. RIM’s tactical trades in the aggregate had a positive impact on the Fund.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure
or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
MetLife Investment Management, LLC Fully Discretionary
Scout Investments, Inc. Fully Discretionary

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Short Duration Bond Fund 535
* Assumes initial investment on November 1, 2010.
** The ICE BofA 1-3 Year U.S. Treasuries Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year and less than three years remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
536 Short Duration Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,023.00 $ 1,021.11
Expenses Paid During Period* $ 4.07 $ 4.06
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,018.30 $ 1,017.34
Expenses Paid During Period* $ 7.86 $ 7.86
* Expenses are equal to the Fund's annualized expense ratio of 1.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,024.00 $ 1,022.62
Expenses Paid During Period* $ 2.54 $ 2.54
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
Short Duration Bond Fund 537
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,024.00 $ 1,022.67
Expenses Paid During Period* $ 2.49 $ 2.49
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,023.80 $ 1,022.37
Expenses Paid During Period* $ 2.80 $ 2.80
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,024.10 $ 1,022.77
Expenses Paid During Period* $ 2.39 $ 2.39
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
538 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 82.6%
Asset-Backed Securities - 9.4%
American Express Credit Account
Master Trust
Series 2019-1 Class A
2.870% due 10/15/24 1,550 1,606
AmeriCredit Automobile Receivables
Trust
Series 2018-1 Class A3
3.070% due 12/19/22 249 250
Series 2020-1 Class A2A
1.100% due 03/20/23 425 426
Antares CLO Ltd.
Series 2020-1A Class A1
2.120% due 10/23/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Š)(Þ) 325 325
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2015-2A Class A
2.630% due 12/20/21 (Þ) 220 220
Series 2019-1A Class A
3.450% due 03/20/23 (Þ) 1,680 1,719
BA Credit Card Trust
Series 2018-A1 Class A1
2.700% due 07/17/23 1,900 1,914
Bank of the West Auto Trust
Series 2017-1 Class A3
2.110% due 01/15/23 (Þ) 322 323
Series 2018-1 Class A3
3.430% due 12/15/22 (Þ) 747 754
Series 2019-1 Class A2
2.400% due 10/17/22 (Þ) 446 449
Capital One Multi-Asset Execution Trust
Series 2016-A5 Class A5
1.660% due 06/17/24 850 860
Chase Issuance Trust
Series 2020-A1 Class A1
1.530% due 01/15/25 2,085 2,141
Chesapeake Funding II LLC
Series 2020-1A Class A1
0.870% due 08/16/32 (Þ) 674 676
CNH Equipment Trust
Series 2020-A Class A2
1.080% due 07/17/23 310 311
Drive Auto Receivables Trust
Series 2019-3 Class A3
2.490% due 06/15/23 1,109 1,114
Series 2020-1 Class A2
1.990% due 12/15/22 134 135
Earnest Student Loan Program LLC
Series 2016-D Class A1
2.728% due 01/25/41 (USD 1 Month
LIBOR + 1.400%)(Ê)(Þ) 346 347
Elmwood CLO II, Ltd.
Series 2019-2A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.722% due 04/20/31 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 380 380
Exeter Automobile Receivables Trust
Series 2019-4A Class A
2.180% due 01/17/23 (Þ) 27 27
Series 2020-2A Class A
1.130% due 08/15/23 (Þ) 546 548
Series 2020-3A Class A2
0.460% due 10/17/22 180 180
Ford Credit Auto Owner Trust
Series 2020-B Class A2
0.500% due 02/15/23 2,070 2,072
Foursight Capital Automobile
Receivables Trust
Series 2018-1 Class C
3.680% due 08/15/23 (Þ) 800 821
GM Financial Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 552
Hertz Fleet Lease Funding, LP
Series 2017-1 Class A2
2.130% due 04/10/31 (Þ) 553 553
Series 2017-1 Class B
2.880% due 04/10/31 (Þ) 1,965 1,967
Series 2018-1 Class C
3.770% due 05/10/32 (Þ) 485 487
Hertz Vehicle Financing II, LP
Series 2018-1A Class A
3.290% due 02/25/24 (Þ) 77 78
Series 2019-1A Class A
3.710% due 03/25/23 (Þ) 238 238
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 380 394
Home Partners of America Trust
Series 2017-1 Class B
1.501% due 07/17/34 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 450 449
Honda Auto Receivables Owner Trust
Series 2017-4 Class A3
2.050% due 11/22/21 229 230
Series 2019-2 Class A3
2.520% due 06/21/23 230 235
Series 2020-3 Class A2
0.270% due 02/21/23 1,000 1,000
HPEFS Equipment Trust
Series 2020-2A Class A2
0.650% due 07/22/30 (Þ) 655 656
Hyundai Auto Receivables Trust
Series 2019-B Class A2
1.930% due 07/15/22 724 728
Series 2020-B Class A2
0.380% due 03/15/23 540 540
Series 2020-C Class A2
0.260% due 09/15/23 750 750

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 539
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JFIN CLO, Ltd.
Series 2017-2A Class A1AR
2.305% due 07/20/26 (USD 3 Month
LIBOR + 1.170%)(Ê)(Þ) 45 45
John Deere Owner Trust
Series 2020-B Class A2
0.410% due 03/15/23 220 220
JPMorgan Chase Bank NA
Series 2020-1 Class B
0.991% due 01/25/28 (Þ) 750 752
Laurel Road Prime Student Loan Trust
Series 2020-A Class A1FX
0.720% due 11/25/50 (Þ) 470 470
Magnetite XXVIII Ltd
Series 2020-28A Class A
1.487% due 10/25/31 (USD 3 Month
LIBOR + 1.270%)(Ê)(Þ) 435 434
MF1 2020-FL4, Ltd
1.851% due 11/15/35(Þ) 250 250
Mill City Mortgage Trust
Series 2015-2 Class A2
3.000% due 09/25/57 (~)(Ê)(Þ) 226 228
MMAF Equipment Finance LLC
Series 2020-BA Class A2
0.380% due 08/14/23 (Þ) 380 380
Series 2020-BA Class A3
0.490% due 08/14/25 (Þ) 305 304
MVW Owner Trust
Series 2019-2A Class A
2.220% due 10/20/38 (Þ) 85 88
Series 2020-1A Class A
1.740% due 10/20/37 (Þ) 237 240
Navient Student Loan Trust
Series 2019-FA Class A1
2.180% due 08/15/68 (Þ) 356 357
Series 2020-BA Class A1
1.800% due 01/15/69 (Þ) 549 551
Nissan Auto Lease Trust
Series 2020-B Class A2
0.340% due 12/15/22 545 545
Nissan Auto Receivables Owner Trust
Series 2017-C Class A3
2.120% due 04/18/22 277 278
Series 2019-C Class A2A
1.970% due 09/15/22 428 431
Ocean Trails CLO IV
Series 2017-4A Class AR
1.334% due 08/13/25 (USD 3 Month
LIBOR + 0.900%)(Ê)(Š)(Þ) 7 7
Orange Lake Timeshare Trust
Series 2018-A Class A
3.100% due 11/08/30 (Þ) 43 44
Series 2019-A Class A
3.060% due 04/09/38 (Þ) 697 716
Prestige Auto Receivables Trust
Series 2018-1A Class A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.290% due 09/15/22 (Þ) 185 185
Series 2020-1A Class A2
0.520% due 02/15/24 (Þ) 545 545
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 214 227
SoFi Consumer Loan Program Trust
Series 2017-3 Class A
2.770% due 05/25/26 (Þ) 35 35
Series 2017-6 Class A2
2.820% due 11/25/26 (Þ) 326 328
Series 2019-4 Class A
2.450% due 08/25/28 (Þ) 490 495
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 147 149
South Carolina Student Loan Corp.
Series 2015-A Class A
1.668% due 01/25/36 (USD 1 Month
LIBOR + 1.500%)(Ê) 729 729
Stack Infrastructure Issuer LLC
Series 2020-1A Class A2
1.893% due 08/25/45 (Þ) 330 331
Symphony CLO XIV, Ltd.
Series 2018-19A Class A
1.231% due 04/16/31 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 410 403
Tesla Auto Lease Trust
Series 2020-A Class A2
0.550% due 05/22/23 (Þ) 540 541
Tidewater Auto Receivables Trust
Series 2020-AA Class A2
1.390% due 08/15/24 (Þ) 580 583
Towd Point Mortgage Trust
Series 2015-5 Class A1B
2.750% due 05/25/55 (~)(Ê)(Þ) 210 212
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 159 167
Series 2019-SJ1 Class A1
3.750% due 11/25/58 (~)(Ê)(Þ) 406 410
Series 2020-3 Class A1
3.088% due 02/25/63 (~)(Ê)(Þ) 489 513
Toyota Auto Receivables Owner Trust
Series 2019-D Class A3
1.920% due 01/16/24 1,500 1,532
Verizon Owner Trust
Series 2017-3A Class A1A
2.060% due 04/20/22 (Þ) 36 36
Wheels SPV 2, LLC
Series 2020-1A Class A2
0.510% due 08/20/29 (Þ) 490 490
Zais CLO 16, Ltd.
Series 2020-16A Class A2
2.590% due 10/20/31 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 375 374

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
540 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
41,080
Corporate Bonds and Notes - 39.1%
3M Co.
2.650% due 04/15/25 455 493
AbbVie, Inc.
2.600% due 11/21/24 (Þ) 935 995
3.600% due 05/14/25 160 177
AIG Global Funding
0.800% due 07/07/23 (Þ) 545 549
Air Lease Corp.
2.250% due 01/15/23 500 504
3.250% due 03/01/25 681 694
Aircastle , Ltd.
4.125% due 05/01/24 682 673
Ally Financial, Inc.
1.450% due 10/02/23 165 167
Altria Group, Inc.
4.400% due 02/14/26 330 380
Amazon.com, Inc.
Series WI
2.400% due 02/22/23 556 581
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 1,050 910
American Express Co.
2.750% due 05/20/22 890 921
2.500% due 08/01/22 1,500 1,552
American Honda Finance Corp.
2.050% due 01/10/23 635 657
2.900% due 02/16/24 1,500 1,603
1.200% due 07/08/25 555 561
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 1,110
Anthem, Inc.
3.500% due 08/15/24 485 530
Apple, Inc.
0.750% due 05/11/23 2,036 2,056
2.500% due 02/09/25 155 167
Archer-Daniels-Midland Co.
2.750% due 03/27/25 485 526
AT&T, Inc.
Series WI
4.450% due 04/01/24 105 117
3.950% due 01/15/25 526 587
Athene Global Funding
3.000% due 07/01/22 (Þ) 210 216
Avnet, Inc.
4.875% due 12/01/22 230 246
Bank of America Corp.
0.810% due 10/24/24 (SOFR +
0.740%)(Ê) 435 435
3.458% due 03/15/25 (USD 3 Month
LIBOR + 0.970%)(Ê) 1,215 1,315
Series GMTN
2.816% due 07/21/23 (USD 3 Month
LIBOR + 0.930%)(Ê) 1,600 1,659
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of New York Mellon Corp. (The)
1.850% due 01/27/23 1,500 1,547
1.600% due 04/24/25 1,275 1,321
BBVA USA
2.500% due 08/27/24 545 568
Becton Dickinson and Co.
3.363% due 06/06/24 653 704
Series WI
6.700% due 12/01/26 175 216
Berkshire Hathaway Energy Co.
3.750% due 11/15/23 534 582
4.050% due 04/15/25 (Þ) 540 613
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 141 150
3.750% due 10/01/24 562 569
Blackstone / GSO Secured Lending Fund
3.625% due 01/15/26 (Þ) 165 163
Boardwalk Pipelines, LP
3.375% due 02/01/23 398 408
Boeing Co. (The)
1.950% due 02/01/24 975 971
4.875% due 05/01/25 320 349
BP Capital Markets America, Inc.
3.245% due 05/06/22 557 581
3.216% due 11/28/23 340 364
3.194% due 04/06/25 835 913
Bristol-Myers Squibb Co.
Series WI
2.900% due 07/26/24 170 183
Broadcom, Inc.
Series WI
3.150% due 11/15/25 915 987
3.459% due 09/15/26 635 691
Carrier Global Corp.
1.923% due 02/15/23 (Þ) 410 422
CenterPoint Energy, Inc.
3.600% due 11/01/21 335 345
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series USD
4.500% due 02/01/24 625 691
Series WI
4.908% due 07/23/25 870 1,002
Cheniere Corpus Christi Holdings LLC
Series WI
7.000% due 06/30/24 488 559
Chevron Corp.
1.141% due 05/11/23 1,600 1,628
0.426% due 08/11/23 673 673
2.895% due 03/03/24 550 588
1.554% due 05/11/25 810 836
0.687% due 08/12/25 610 606
Citibank NA
Series BKNT

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 541
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.844% due 05/20/22 (USD 3 Month
LIBOR + 0.596%)(Ê) 1,030 1,044
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.750%)(Ê) 945 1,020
Citizens Bank NA
Series BKNT
3.250% due 02/14/22 620 641
2.250% due 04/28/25 735 777
CNH Industrial Capital LLC
4.375% due 04/05/22 387 406
1.950% due 07/02/23 500 509
1.875% due 01/15/26 250 251
Colgate-Palmolive Co.
3.250% due 03/15/24 2,000 2,182
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 581 688
Comcast Corp.
3.700% due 04/15/24 435 479
3.100% due 04/01/25 700 769
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 340 358
CVS Health Corp.
3.700% due 03/09/23 238 255
2.625% due 08/15/24 600 640
4.100% due 03/25/25 97 109
Deere & Co.
2.750% due 04/15/25 1,210 1,317
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 506 552
Series 071A Class A
6.821% due 08/10/22 1,448 1,469
Series AA
3.204% due 04/25/24 985 981
Discover Bank
Series BKNT
4.682% due 08/09/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.730%)(Ê) 572 600
Discover Financial Services
5.200% due 04/27/22 627 667
DTE Energy Co.
Series F
1.050% due 06/01/25 110 110
DuPont de Nemours, Inc.
2.169% due 05/01/23 702 710
Edison International
4.950% due 04/15/25 620 686
EI du Pont de Nemours and Co.
1.700% due 07/15/25 480 498
Energy Transfer Operating, LP
3.600% due 02/01/23 137 141
5.875% due 01/15/24 515 563
Enterprise Products Operating LLC
3.900% due 02/15/24 145 158
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equifax, Inc.
2.600% due 12/15/25 65 70
Series 5Y
3.950% due 06/15/23 435 470
Equitable Holdings, Inc.
Series WI
3.900% due 04/20/23 305 328
ERAC USA Finance LLC
2.600% due 12/01/21 (Þ) 415 423
Exelon Generation Co. LLC
3.250% due 06/01/25 1,121 1,220
Expedia Group, Inc.
Series 144a
6.250% due 05/01/25 (Þ) 509 560
Exxon Mobil Corp.
1.902% due 08/16/22 2,405 2,468
2.992% due 03/19/25 2,090 2,272
Finance of America Funding LLC
7.875% due 11/15/25 (Þ) 255 252
Florida Power & Light Co.
2.850% due 04/01/25 300 326
Ford Motor Co.
8.500% due 04/21/23 200 221
Ford Motor Credit Co. LLC
3.087% due 01/09/23 265 262
4.140% due 02/15/23 890 897
3.370% due 11/17/23 550 545
FS KKR Capital Corp.
4.125% due 02/01/25 678 676
General Motors Financial Co., Inc.
4.200% due 11/06/21 785 810
3.450% due 04/10/22 1,050 1,081
3.550% due 07/08/22 675 701
1.700% due 08/18/23 550 555
4.875% due 10/02/23 656 716
GlaxoSmithKline Capital, Inc.
3.375% due 05/15/23 513 551
GLP Capital, L.P. / GLP Financing II,
Inc.
3.350% due 09/01/24 546 554
Goldman Sachs BDC, Inc.
3.750% due 02/10/25 640 671
Goldman Sachs Group, Inc. (The)
3.625% due 01/22/23 465 496
3.200% due 02/23/23 665 704
3.500% due 04/01/25 1,200 1,321
Series DMTN
3.625% due 02/20/24 930 1,011
HCA, Inc.
4.750% due 05/01/23 623 680
5.000% due 03/15/24 395 442
Health Care Service Corp. A Mutual
Legal Reserve Co.
1.500% due 06/01/25 (Þ) 265 271
Hewlett Packard Enterprise Co.
4.650% due 10/01/24 595 672
Honeywell International, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
542 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.300% due 08/15/24 1,600 1,700
Host Hotels & Resorts, LP
Series D
3.750% due 10/15/23 538 557
Series E
4.000% due 06/15/25 144 150
Hyatt Hotels Corp.
3.375% due 07/15/23 662 681
Hyundai Capital America
1.250% due 09/18/23 (Þ) 280 281
Intercontinental Exchange, Inc.
Series FXD
0.700% due 06/15/23 800 805
International Business Machines Corp.
1.971% due 11/06/21 (USD 3 Month
LIBOR + 0.580%)(Ê) 490 493
Jackson National Life Global Funding
3.300% due 02/01/22 (Þ) 795 824
3.050% due 04/29/26 (Þ) 650 715
John Deere Capital Corp.
2.700% due 01/06/23 1,000 1,049
Johnson & Johnson
2.250% due 03/03/22 1,100 1,127
2.050% due 03/01/23 689 715
JPMorgan Chase & Co.
3.207% due 04/01/23 (USD 3 Month
LIBOR + 0.695%)(Ê) 1,235 1,283
Kinder Morgan Energy Partners, LP
3.950% due 09/01/22 450 473
Kraft Heinz Foods Co.
3.875% due 05/15/27 (Þ) 325 343
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 485 515
Las Vegas Sands Corp.
2.900% due 06/25/25 573 568
Lehman Brothers Holdings Capital Trust
VII
5.857% due 11/29/49 (Š) 270 —
Leidos , Inc.
2.950% due 05/15/23 (Þ) 480 504
LYB International Finance III LLC
2.875% due 05/01/25 805 864
Main Street Capital Corp.
5.200% due 05/01/24 568 594
Marathon Petroleum Corp.
4.700% due 05/01/25 590 655
Marriott International, Inc.
Series WI
3.750% due 03/15/25 687 708
Marsh & McLennan Cos., Inc.
2.750% due 01/30/22 385 396
Merck & Co., Inc.
2.750% due 02/10/25 2,000 2,166
Microsoft Corp.
2.650% due 11/03/22 1,052 1,098
2.000% due 08/08/23 556 580
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MidAmerican Energy Co.
3.700% due 09/15/23 387 420
Mondelez International, Inc.
2.125% due 04/13/23 682 707
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 760 796
Series 1654
4.100% due 05/22/23 385 417
Series GMTN
3.125% due 01/23/23 745 787
MPLX, LP
1.750% due 03/01/26 625 622
Series WI
4.500% due 07/15/23 390 421
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,461 2,658
NiSource, Inc.
0.950% due 08/15/25 435 434
Nissan Motor Acceptance Corp.
3.875% due 09/21/23 (Þ) 633 661
Norfolk Southern Corp.
3.250% due 12/01/21 495 507
2.903% due 02/15/23 1,235 1,296
Novartis Capital Corp.
2.400% due 05/17/22 1,350 1,392
Nutrition & Biosciences, Inc.
1.230% due 10/01/25 (Þ) 195 195
Occidental Petroleum Corp.
2.700% due 08/15/22 1,111 1,028
Office Properties Income Trust
4.250% due 05/15/24 664 673
Omega Healthcare Investors, Inc.
4.375% due 08/01/23 404 432
ONEOK Partners, LP
4.900% due 03/15/25 651 711
ONEOK, Inc.
7.500% due 09/01/23 357 406
2.200% due 09/15/25 298 293
Oracle Corp.
2.500% due 04/01/25 1,425 1,526
Owl Rock Capital Corp.
3.750% due 07/22/25 673 671
Pacific Gas and Electric Co.
1.750% due 06/16/22 460 460
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 505
PacifiCorp
2.950% due 02/01/22 284 291
3.600% due 04/01/24 375 410
PepsiCo, Inc.
2.750% due 03/01/23 194 205
0.750% due 05/01/23 496 501
Piedmont Operating Partnership, LP
3.400% due 06/01/23 643 665
Precision Castparts Corp.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 543
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 06/15/25 501 553
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 285
Private Export Funding Corp.
1.750% due 11/15/24 1,600 1,678
Procter & Gamble Co. (The)
2.150% due 08/11/22 1,200 1,240
Prospect Capital Corp.
5.875% due 03/15/23 646 672
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 1,085
Series REGS
1.170% due 07/15/25 (Þ) 930 937
Prudential Financial, Inc.
Series XW7
5.200% due 03/15/44 (USD 3 Month
LIBOR + 3.040%)(Ê) 676 709
QUALCOMM, Inc.
1.300% due 05/20/28 (Þ) 322 318
Raytheon Technologies Corp.
3.200% due 03/15/24 (Þ) 625 671
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 392 423
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 374 404
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 500 563
5.625% due 03/01/25 585 670
Santander Holdings USA, Inc.
4.450% due 12/03/21 490 509
3.450% due 06/02/25 160 172
Series WI
3.400% due 01/18/23 661 694
Service Properties Trust
7.500% due 09/15/25 275 288
Southern California Edison Co.
1.845% due 02/01/22 659 659
Southwest Airlines Co.
4.750% due 05/04/23 1,074 1,150
Spectra Energy Partners, LP
4.750% due 03/15/24 608 676
State Street Corp.
3.100% due 05/15/23 1,900 2,026
Sunoco Logistics Partners Operations,
LP
4.650% due 02/15/22 553 574
4.000% due 10/01/27 155 158
Synchrony Financial
4.250% due 08/15/24 655 717
Sysco Corp.
3.550% due 03/15/25 538 589
5.650% due 04/01/25 526 620
Thermo Fisher Scientific, Inc.
4.133% due 03/25/25 576 655
Time Warner Entertainment Co., LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.375% due 03/15/23 607 711
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 1,705 1,868
Total Capital International SA
2.875% due 02/17/22 1,731 1,787
Toyota Motor Credit Corp.
3.000% due 04/01/25 1,255 1,378
Series GMTN
2.700% due 01/11/23 970 1,017
Transocean Sentry, Ltd.
5.375% due 05/15/23 (Þ) 505 324
Truist Bank
Series BKNT
2.636% due 09/17/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.150%)(Ê) 353 366
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 630 654
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 562 585
Unilever Capital Corp.
3.000% due 03/07/22 405 420
3.100% due 07/30/25 1,5 0 0 1,666
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 1,149 1,103
Upjohn, Inc.
1.650% due 06/22/25 (Þ) 922 942
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,249
US Airways Pass-Through Trust
Series 2012-1 Class A
5.900% due 10/01/24 340 331
US Bank NA
Series BKNT
2.850% due 01/23/23 1,150 1,210
Valero Energy Corp.
1.200% due 03/15/24 270 264
Verizon Communications, Inc.
3.500% due 11/01/24 150 166
1.680% due 10/30/30 (Þ) 545 539
Series WI
4.016% due 12/03/29 603 712
ViacomCBS , Inc.
4.750% due 05/15/25 1,120 1,285
5.875% due 02/28/57 (USD 3 Month
LIBOR + 3.895%)(Ê) 170 172
VMware, Inc.
4.500% due 05/15/25 860 973
Volkswagen Group of America Finance
LLC
2.900% due 05/13/22 (Þ) 179 185
2.700% due 09/26/22 (Þ) 135 140
Vornado Realty Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
544 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 01/15/25 553 576
Walgreens Boots Alliance, Inc.
3.800% due 11/18/24 115 127
Wal-Mart Stores, Inc.
2.550% due 04/11/23 118 124
3.400% due 06/26/23 2,041 2,202
Walt Disney Co. (The)
1.750% due 08/30/24 1,400 1,453
Series WI
3.000% due 09/15/22 551 578
4.000% due 10/01/23 690 755
Wells Fargo & Co.
3.500% due 03/08/22 605 630
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 855 889
Wells Fargo Bank NA
Series BKNT
3.550% due 08/14/23 1,165 1,260
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 762 812
WPX Energy, Inc.
5.750% due 06/01/26 260 267
Xcel Energy, Inc.
Class A
2.600% due 03/15/22 300 308
Zions Bancorp NA
Series BKNT
3.350% due 03/04/22 870 898
170,972
International Debt - 14.7%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.875% due 08/14/24 699 685
America Movil SAB de CV
3.125% due 07/16/22 340 352
Apidos CLO XXI
Series 2018-21A Class A1R
2.065% due 07/18/27 (USD 3 Month
LIBOR + 0.930%)(Ê)(Þ) 285 283
Banco de Credito del Peru
2.700% due 01/11/25 (Þ) 546 566
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 537 566
Banco Santander Chile
2.700% due 01/10/25 (Þ) 530 556
Banco Santander Mexico SA
5.375% due 04/17/25 (Þ) 501 561
Banco Santander SA
Series cd
3.500% due 04/11/22 639 664
Bancolombia SA
3.000% due 01/29/25 559 564
Bank of Montreal
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.979%)(Ê)(ƒ) 551 566
Bank of Nova Scotia (The)
2.700% due 03/07/22 950 981
1.950% due 02/01/23 625 646
1.625% due 05/01/23 691 710
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 210 219
Barclays Bank PLC
1.700% due 05/12/22 630 642
Barclays PLC
4.375% due 09/11/24 664 720
BAT Capital Corp.
1.668% due 03/25/26 725 728
3.215% due 09/06/26 260 279
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 630 686
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 552 587
BNP Paribas SA
4.250% due 10/15/24 596 660
Series REGS
3.500% due 03/01/23 1,800 1,912
BP Capital Markets PLC
3.062% due 03/17/22 559 579
Canadian Imperial Bank of Commerce
2.606% due 07/22/23 (USD 3 Month
LIBOR + 0.785%)(Ê) 687 711
0.950% due 10/23/25 220 220
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 477 519
Cencosud SA
5.150% due 02/12/25 (Þ) 511 562
Chesapeake Funding II LLC
Series 2017-4A Class A1
2.120% due 11/15/29 (Þ) 1,020 1,027
Series 2019-1A Class A1
2.940% due 04/15/31 (Þ) 589 600
CNH Industrial NV
4.500% due 08/15/23 623 675
Credit Agricole SA
4.375% due 03/17/25 (Þ) 590 653
Credit Suisse Group AG
2.997% due 12/14/23 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 144 150
4.207% due 06/12/24 (USD 3 Month
LIBOR + 1.240%)(Ê)(Þ) 515 557
Series WI
3.800% due 06/09/23 516 555
DAE Funding LLC
4.500% due 08/01/22 (Þ) 675 678

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 545
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daimler Finance NA LLC
3.400% due 02/22/22 (Þ) 393 407
Series REGS
3.400% due 02/22/22 1,600 1,658
Danske Bank A/S
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 717 712
Deutsche Bank AG
3.300% due 11/16/22 575 597
Enbridge Energy Partners, LP
3.500% due 06/10/24 656 707
ENEL Finance International NV
4.625% due 09/14/25 (Þ) 617 711
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 513 556
Equinor ASA
2.875% due 04/06/25 3,420 3,696
Falabella SA
3.750% due 04/30/23 (Þ) 642 668
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 537 569
Heineken NV
3.400% due 04/01/22 (Þ) 394 407
2.750% due 04/01/23 (Þ) 281 294
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 399 411
5.250% due 01/12/24 262 290
Lloyds Bank PLC
2.250% due 08/14/22 1,625 1,673
Lloyds Banking Group PLC
3.000% due 01/11/22 561 577
4.500% due 11/04/24 113 124
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 382 405
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê) 470 471
Mylan NV
Series WI
3.950% due 06/15/26 265 298
National Bank of Canada
2.100% due 02/01/23 691 714
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 663 673
Nomura Holdings, Inc.
2.648% due 01/16/25 200 211
Nordea Bank AB
4.250% due 09/21/22 (Þ) 514 548
Petroleos Mexicanos
Series WI
5.375% due 03/13/22 420 425
Province of Ontario
2.200% due 10/03/22 1,300 1,345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PTT Global Chemical PCL
4.250% due 09/19/22 (Þ) 553 578
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/22 (Þ) 1,765 1,815
Royal Bank of Canada
0.500% due 10/26/23 700 699
Series GMTN
2.750% due 02/01/22 800 824
Royalty Pharma PLC
0.750% due 09/02/23 (Þ) 710 710
1.200% due 09/02/25 (Þ) 130 129
1.750% due 09/02/27 (Þ) 180 179
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 377 405
Santander UK Group Holdings PLC
3.571% due 01/10/23 687 708
2.100% due 01/13/23 895 924
5.000% due 11/07/23 (Þ) 531 581
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 560 587
Scentre Group
3.625% due 01/28/26 (Þ) 160 171
Schlumberger Investment SA
1.400% due 09/17/25 270 274
Schneider Electric SE
2.950% due 09/27/22 (Þ) 633 662
Shell International Finance BV
3.400% due 08/12/23 1,910 2,062
Shinhan Bank Co., Ltd.
2.875% due 03/28/22 (Þ) 391 403
Societe Generale SA
2.625% due 01/22/25 (Þ) 265 276
4.250% due 04/14/25 (Þ) 642 692
Standard Chartered PLC
3.885% due 03/15/24 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 675 714
State Bank of India
4.875% due 04/17/24 (Þ) 385 421
Sumitomo Mitsui Financial Group, Inc.
2.784% due 07/12/22 534 555
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 500 513
Suncor Energy, Inc.
2.800% due 05/15/23 850 888
Sura Asset Management SA
4.875% due 04/17/24 (Þ) 607 661
Syngenta Finance NV
3.125% due 03/28/22 418 427
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 440 488
Telefonica Emisiones SA
4.570% due 04/27/23 624 684
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 300 285

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
546 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Capital Canada, Ltd.
2.750% due 07/15/23 628 666
Total Capital International SA
2.700% due 01/25/23 676 709
Trust Fibra Uno
5.250% due 12/15/24 (Þ) 652 704
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 405 402
UBS Group AG
2.650% due 02/01/22 (Þ) 530 545
3.491% due 05/23/23 (Þ) 159 166
1.008% due 07/30/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.830%)(Ê)(Þ) 930 933
UniCredit SpA
6.572% due 01/14/22 (Þ) 371 393
Westpac Banking Corp.
2.000% due 01/13/23 395 409
64,008
Loan Agreements - 0.0%
Sungard AS New Holdings III LLC Term
Loan
3.156% due 02/03/22 (USD 1 Month
LIBOR + 5.000%)(Ê)(Œ) 75 66
Sungard Availability Services Capital,
Inc. Term Loan
5.000% due 11/03/22 (USD 1 Month
LIBOR + 4.000%)(Ê) 240 87
153
Mortgage-Backed Securities - 12.1%
Avenue of Americas Mortgage Trust
Series 2015-1177 Class C
3.010% due 12/13/29 (~)(Ê)(Þ) 310 308
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 138 138
Bank of America Commercial Mortgage
Trust
Series 2016-UB10 Class A1
1.559% due 07/15/49 41 41
Barclays Commercial Mortgage
Securities LLC
Series 2015-SRCH Class A1
3.312% due 08/10/35 (Þ) 108 113
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 178 178
BFLD Trust
Series 2019-DPLO Class A
1.275% due 10/15/34 (USD 1 Month
LIBOR + 1.090%)(Ê)(Þ) 355 344
BWAY Mortgage Trust
Series 2015-1740 Class A
2.917% due 01/10/35 (Þ) 430 436
BX Commercial Mortgage Trust
Series 2019-XL Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 541 541
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
1.255% due 12/15/37 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 385 384
CG-CCRE Commercial Mortgage Trust
Series 2014-FL2 Class A
3.104% due 11/15/31 (USD 1 Month
LIBOR + 1.854%)(Ê)(Þ) 505 469
Citigroup Commercial Mortgage Trust
Series 2016-C1 Class A1
1.506% due 05/10/49 175 176
Series 2017-C4 Class A1
2.121% due 10/12/50 248 250
Series 2017-P8 Class A1
2.065% due 09/15/50 544 548
Series 2020-GC46 Class A1
1.846% due 02/15/53 155 157
Commercial Mortgage Trust
Series 2012-CR2 Class CPZ
4.992% due 08/15/45 (~)(Ê)(Þ) 210 204
Series 2012-CR3 Class ASB
2.372% due 10/15/45 76 77
Series 2013-LC6 Class A2
3.282% due 01/10/46 475 493
Series 2014-CR20 Class ASB
3.305% due 11/10/47 231 241
Series 2014-LC17 Class A2
3.164% due 10/10/47 4 4
Series 2015-CR22 Class ASB
3.144% due 03/10/48 195 203
Series 2015-LC23 Class ASB
3.598% due 10/10/48 50 53
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 309
CORE Mortgage Trust
Series 2019-CORE Class A
1.065% due 12/15/31 (USD 1 Month
LIBOR + 0.880%)(Ê)(Þ) 775 770
Cosmopolitan Hotel Trust
Series 2017-CSMO Class A
1.115% due 11/15/36 (USD 1 Month
LIBOR + 0.930%)(Ê)(Þ) 470 453
Credit Suisse Commercial Mortgage
Trust
Series 2007-C2 Class B
5.808% due 01/15/49 (~)(Ê)(Þ) 739 731
CSAIL Commercial Mortgage Trust
2.956% due 01/15/49 57 57
Series 2015-C3 Class A2
3.033% due 08/15/48 633 634
Series 2015-C3 Class A3
3.447% due 08/15/48 110 117
Series 2020-C19 Class A1
1.296% due 03/15/53 260 260

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 547
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DBCCRE Mortgage Trust
Series 2014-ARCP Class A
4.238% due 01/10/34 (Þ) 365 388
Series 2014-ARCP Class C
5.099% due 01/10/34 (~)(Ê)(Þ) 100 105
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C1 Class A1
1.676% due 05/10/49 6 6
Fannie Mae
4.500% due 2021 1 1
7.000% due 2022 — —
3.130% due 2025 330 340
4.500% due 2025 84 89
2.000% due 2028 1,685 1,755
4.790% due 2028 244 244
2.000% due 2030 5,236 5,445
3.500% due 2030 501 535
5.000% due 2031 721 800
3.312% due 2033 (USD 12 Month
LIBOR + 1.605%)(Ê) 10 10
3.000% due 2034 2,263 2,372
2.000% due 2036 2,575 2,663
Fannie Mae Aces
Series 2013-M7 Class A2
2.280% due 12/27/22 1,177 1,211
Series 2019-M18 Class ASQ1
2.008% due 09/25/24 793 816
Fannie Mae Grantor Trust
Series 2001-T4 Class A1
7.500% due 07/25/41 289 347
Fannie Mae REMICS
Series 2004-70 Class EB
5.000% due 10/25/24 15 16
Series 2007-73 Class A1
1.388% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 15 15
Series 2009-96 Class DB
4.000% due 11/25/29 52 56
Series 2012-20 Class BD
2.000% due 01/25/31 832 854
Series 2012-30 Class BA
2.000% due 06/25/41 501 516
Series 2012-111 Class UC
1.350% due 10/25/27 1,187 1,203
Series 2013-21 Class BA
1.000% due 03/25/23 290 291
Series 2013-36 Class AG
3.000% due 12/25/36 257 262
Series 2013-55 Class MA
3.000% due 12/25/32 511 542
Freddie Mac
5.500% due 2022 19 19
4.500% due 2026 463 492
5.500% due 2029 44 50
3.500% due 2030 572 612
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2032 1,512 1,584
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2012-K023 Class X1
Interest Only STRIP
1.233% due 08/25/22 (~)(Ê) 2,869 50
Series 2013-K032 Class X1
Interest Only STRIP
0.094% due 05/25/23 (~)(Ê) 45,775 120
Series 2016-KF15 Class A
1.902% due 02/25/23 (USD 1 Month
LIBOR + 0.670%)(Ê) 413 412
Series 2017-K725 Class XAM
Interest Only STRIP
0.576% due 02/25/24 (~)(Ê) 21,989 417
Freddie Mac Reference REMICS
Series 2006-R006 Class ZA
6.000% due 04/15/36 633 756
Freddie Mac REMICS
Series 2010-3704 Class DC
4.000% due 11/15/36 100 104
Series 2011-3803 Class PG
4.000% due 01/15/41 113 118
Series 2012-4002 Class MA
2.000% due 01/15/39 326 326
Series 2012-4013 Class AB
2.000% due 02/15/39 295 296
Series 2012-4083 Class DC
1.500% due 07/15/27 453 459
Series 2013-4182 Class UC
1.500% due 09/15/27 389 396
Series 2014-4315 Class CA
2.000% due 01/15/23 234 236
Series 2014-4323 Class WJ
2.500% due 04/15/28 410 419
Series 2014-4399 Class A
2.500% due 07/15/24 — —
Freddie Mac Structured Pass-Through
Certificates
Series 2003-58 Class 2A
6.500% due 09/25/43 17 19
FRESB Multifamily Mortgage Pass-
Through Certificates
Series 2015-SB7 Class A5
2.370% due 09/25/35 (~)(Ê) 91 91
Galton Funding Mortgage Trust
Series 2018-1 Class A43
3.500% due 11/25/57 (~)(Ê)(Þ) 193 194
GE Commercial Mortgage Corp. Trust
Series 2007-C1 Class AM
5.606% due 12/10/49 (~)(Ê) 275 145
Ginnie Mae II
2.750% due 2040 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê) 205 213

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
548 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 2040 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 3 3
4.650% due 2060 (~)(Ê) 4 4
4.700% due 2061 (~)(Ê) 5 5
4.622% due 2062 (~)(Ê) 7 8
4.630% due 2062 (~)(Ê) 5 5
4.732% due 2062 (~)(Ê) 10 11
4.863% due 2064 (~)(Ê) 7 8
5.113% due 2066 (~)(Ê) 4 5
4.361% due 2067 (~)(Ê) 47 49
4.432% due 2067 (~)(Ê) 44 47
Ginnie Mae REMICS
Series 2009-88 Class QA
4.500% due 10/16/39 148 159
Series 2010-14 Class A
4.500% due 06/16/39 49 52
Series 2010-H22 Class JI
Interest Only STRIP
2.464% due 11/20/60 (~)(Ê) 22 2
Series 2010-H28 Class JA
3.750% due 12/20/60 2 2
Series 2012-H11 Class CI
Interest Only STRIP
2.626% due 04/20/62 (~)(Ê) 52 6
Series 2013-H03 Class HI
Interest Only STRIP
2.124% due 12/20/62 (~)(Ê) 541 22
Series 2014-21 Class DA
2.000% due 04/16/26 614 629
Series 2014-137 Class JD
5.459% due 09/20/44 (~)(Ê) 477 556
Series 2017-H13 Class FJ
1.433% due 05/20/67 (USD 1 Month
LIBOR + 0.200%)(Ê) 2 2
Series 2017-H16 Class PT
4.496% due 05/20/66 (~)(Ê) 59 61
Great Wolf Trust
Series 2019-WOLF Class A
1.196% due 12/15/36 (USD 1 Month
LIBOR + 1.034%)(Ê)(Þ) 380 363
GS Mortgage Securities Trust
Series 2010-C1 Class A2
4.592% due 08/10/43 (Þ) 319 319
Series 2011-GC5 Class A4
3.707% due 08/10/44 995 1,002
Series 2012-GC6 Class A3
3.482% due 01/10/45 643 654
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C24 Class A2
2.940% due 11/15/47 255 254
Series 2015-C32 Class A2
2.816% due 11/15/48 320 320
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-C6 Class A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.507% due 05/15/45 755 779
Series 2017-JP5 Class ASB
3.549% due 03/15/50 150 164
Series 2018-PHH Class A
1.095% due 06/15/35 (USD 1 Month
LIBOR + 0.910%)(Ê)(Þ) 97 92
Series 2019-MFP Class A
1.145% due 07/15/36 (USD 1 Month
LIBOR + 0.960%)(Ê)(Þ) 940 906
JPMorgan Mortgage Trust
Series 2004-A2 Class 1A1
3.567% due 05/25/34 (~)(Ê) 23 23
Mello Warehouse Securitization Trust
Series 2020-1 Class A
1.049% due 10/25/53 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 220 220
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5 Class A4
3.176% due 08/15/45 2,865 2,954
Series 2013-C12 Class ASB
3.824% due 10/15/46 215 223
Series 2015-C22 Class ASB
3.040% due 04/15/48 437 455
Series 2017-C33 Class A1
2.031% due 05/15/50 158 158
Morgan Stanley Capital I Trust
Series 2011-C1 Class C
5.684% due 09/15/47 (~)(Ê)(Þ) 375 376
Series 2012-C4 Class A4
3.244% due 03/15/45 635 645
MortgageIT Trust
Series 2005-1 Class 1A1
0.808% due 02/25/35 (USD 1 Month
LIBOR + 0.640%)(Ê) 179 180
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 100 98
Onslow Bay Financial LLC
Series 2020-EXP1 Class 2A1A
0.918% due 02/25/60 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 284 287
Series 2020-EXP3 Class 2A1A
1.106% due 01/25/60 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 228 228
UBS-Barclays Commercial Mortgage
Trust
2.790% due 12/10/45 555 568
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class B
4.142% due 10/15/45 260 269
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 218 230
Series 2016-C34 Class A1
1.423% due 06/15/49 56 56
Series 2017-C41 Class A1
2.279% due 11/15/50 843 852

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 549
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-C43 Class A1
2.890% due 03/15/51 244 246
WFRBS Commercial Mortgage Trust
Series 2013-UBS1 Class A2
2.927% due 03/15/46 12 12
Series 2014-C25 Class ASB
3.369% due 11/15/47 936 979
WinWater Mortgage Loan Trust
Series 2015-5 Class A5
3.500% due 08/20/45 (~)(Ê)(Þ) 92 93
52,740
Municipal Bonds - 0.4%
Taxable Municipal Funding Trust
Revenue Bonds
0.510% due 09/01/30 (~)(Ê)(Þ) 1,800 1,800
Non-US Bonds - 0.0%
European Investment Bank
1.500% due 01/26/24 NOK 950 103
United States Government Agencies - 0.5%
Freddie Mac
0.340% due 11/21/22 1,550 1,550
Tennessee Valley Authority
0.750% due 05/15/25 370 374
1,924
United States Government Treasuries - 6.4%
United States Treasury Notes
0.375% due 03/31/22 2,020 2,027
0.125% due 08/31/22 2,880 2,879
0.125% due 10/31/22 7,130 7,126
0.125% due 09/15/23 12,050 12,024
0.250% due 08/31/25 470 467
0.250% due 09/30/25 3,235 3,215
27,738
Total Long-Term Investments
(cost $353,747) 360,518
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 3,285
—
Total Common Stocks
(cost $82) —
Short-Term Investments - 19.6%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 50 51
Air Lease Corp.
Series 513
3.875% due 04/01/21 620 627
Altria Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 05/05/21 266 272
Apple, Inc.
2.250% due 02/23/21 1,000 1,004
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 1,225 1,232
1.850% due 09/15/21 (Þ) 1,300 1,315
Caterpillar Financial Services Corp.
Series WI
1.931% due 10/01/21 890 904
Cisco Systems, Inc.
2.200% due 02/28/21 1,388 1,397
Citigroup, Inc.
2.700% due 03/30/21 615 621
Coca-Cola European Partners PLC
3.250% due 08/19/21 396 403
Eni Finance USA, Inc.
0.240% due 01/08/21 (Þ) 1,000 1,000
Fannie Mae
4.500% due 12/01/20 — —
4.339% due 06/01/21 (~)(Ê) 278 279
Ford Motor Credit Co. LLC
1.044% due 04/05/21 (USD 3 Month
LIBOR + 0.810%)(Ê) 255 252
Series FXD
3.813% due 10/12/21 780 784
GE Capital International Funding Co.
Unlimited Co.
Series WI
2.342% due 11/15/20 1,570 1,571
General Electric Co.
4.650% due 10/17/21 390 406
General Mills, Inc.
3.200% due 04/16/21 335 339
General Motors Financial Co., Inc.
3.200% due 07/06/21 1,535 1,556
Hertz Vehicle Financing II, LP
Series 2017-1A Class A
2.960% due 10/25/21 (Þ) 251 252
IBM Credit LLC
1.800% due 01/20/21 1,450 1,455
ING Bank NV
Series REGS
2.750% due 03/22/21 883 892
Jackson National Life Global Funding
3.300% due 06/11/21 (Þ) 1,005 1,023
John Deere Capital Corp.
3.125% due 09/10/21 620 635
JPMorgan Chase & Co.
2.682% due 03/01/21 (USD 3 Month
LIBOR + 1.480%)(Ê) 1,121 1,125

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
550 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kreditanstalt Fuer Wiederaufbau
1.000% due 10/12/21 NOK 1,450 153
L3Harris Technologies, Inc.
Series WI
4.950% due 02/15/21 770 773
Lockheed Martin Corp.
Series AL2
3.350% due 09/15/21 94 96
Mylan NV
Series WI
3.150% due 06/15/21 525 533
PACCAR Financial Corp.
3.100% due 05/10/21 1,500 1,523
Pfizer, Inc.
1.950% due 06/03/21 1,800 1,819
Sanofi
4.000% due 03/29/21 324 329
Smithfield Foods, Inc.
2.650% due 10/03/21 (Þ) 265 266
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 225 227
Svenska Handelsbanken AB
Series BKNT
0.249% due 03/30/21 800 807
1.370% due 03/30/21 (USD 3 Month
LIBOR + 1.150%)(Ê) 1,190 1,195
Toyota Motor Credit Corp.
2.950% due 04/13/21 700 708
U.S. Cash Management Fund(@) 36,368,712(∞) 36,361
United States Treasury Bills
0.088% due 11/19/20 (ç)(ž) 2,480 2,480
0.102% due 12/15/20 (ç)(ž) 3,625 3,625
0.084% due 01/12/21 (ž) 750 750
United States Treasury Notes
2.125% due 05/31/21 13,935 14,093
Wells Fargo & Co.
0.176% due 12/07/20 645 646
Total Short-Term Investments
(cost $85,507) 85,779
Total Investments - 102.2%
(identified cost $439,336) 446,297
Other Assets and Liabilities,
Net - (2.2)%
(9,447)
Net Assets - 100.0%
436,850

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 551
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
19.5%
AbbVie, Inc. 11/12/19 935,000 99.93 934
995
AIG Global Funding 06/29/20 545,000 99.93 545
549
Antares CLO Ltd. 09/18/20 325,000 100.00 325
325
Apidos CLO XXI 05/24/19 285,252 100.02 285
283
Athene Global Funding 06/12/19 210,000 100.50 211
216
Avenue of Americas Mortgage Trust 09/28/18 310,000 0.97 302
308
Avis Budget Rental Car Funding (AESOP) LLC 02/04/19 1,680,000 99.99 1,680
1,719
Avis Budget Rental Car Funding (AESOP) LLC 06/28/19 220,000 100.18 220
220
Banco de Credito del Peru 07/01/20 546,000 101.04 552
566
Banco Inbursa SA Institucion de Banca Multiple 07/13/20 537,000 103.47 556
566
Banco Santander Chile 07/02/20 530,000 103.26 547
556
Banco Santander Mexico SA 07/02/20 501,000 108.91 546
561
Bank of the West Auto Trust 10/31/18 746,687 99.99 747
754
Bank of the West Auto Trust 05/07/19 321,559 99.60 320
323
Bank of the West Auto Trust 06/17/19 446,404 99.99 446
449
Barclays Commercial Mortgage Securities LLC 04/29/20 107,828 103.12 111
113
Bayer US Finance II LLC 10/01/19 630,000 105.72 666
686
Berkshire Hathaway Energy Co. 03/20/20 540,000 99.89 539
613
BFLD Trust 10/02/19 355,000 99.74 354
344
Bharti Airtel International Netherlands BV 06/03/20 552,000 104.30 576
587
Blackstone / GSO Secured Lending Fund 10/16/20 165,000 99.10 164
163
BMW US Capital LLC 03/14/19 1,225,000 99.61 1,220
1,232
BMW US Capital LLC 08/06/19 1,300,000 99.72 1,297
1,315
BWAY Mortgage Trust 08/27/20 430,000 101.58 437
436
BX Commercial Mortgage Trust 10/09/19 541,100 99.95 541
541
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
384
Carrier Global Corp. 02/13/20 410,000 100.00 410
422
Cencosud SA 07/13/20 511,000 106.59 545
562
CG-CCRE Commercial Mortgage Trust 06/09/17 504,850 100.06 505
469
Chesapeake Funding II LLC 03/20/19 588,714 99.99 589
600
Chesapeake Funding II LLC 06/10/19 1,019,998 99.63 1,016
1,027
Chesapeake Funding II LLC 07/14/20 673,559 100.08 674
676
Commercial Mortgage Trust 01/30/20 310,000 102.88 319
309
Commercial Mortgage Trust 03/10/20 210,000 103.06 216
204
CORE Mortgage Trust 03/01/19 775,000 98.13 760
770
Cosmopolitan Hotel Trust 09/11/20 470,000 96.77 455
453
Cox Communications, Inc. 09/10/18 340,000 98.63 335
358
Credit Agricole SA 08/20/20 590,000 111.61 658
653
Credit Suisse Commercial Mortgage Trust 03/27/19 738,892 100.71 744
731
Credit Suisse Group AG 07/01/20 515,000 107.48 554
557
Credit Suisse Group AG 10/08/20 144,000 104.35 150
150
DAE Funding LLC 09/14/20 675,000 99.06 669
678
Daimler Finance NA LLC 03/04/20 393,000 102.34 402
407
Danske Bank A/S 10/14/20 717,000 99.88 716
712
DBCCRE Mortgage Trust 03/07/19 365,000 103.23 377
388
DBCCRE Mortgage Trust 10/20/20 100,000 105.02 105
105
Delta Air Lines Pass-Through Trust 08/10/20 506,000 109.52 554
552
Earnest Student Loan Program LLC 02/22/17 345,977 101.39 351
347
Elmwood CLO II, Ltd. 08/24/20 380,000 100.10 380
380
ENEL Finance International NV 10/09/20 617,000 115.56 713
711
Eni Finance USA, Inc. 10/09/20 1,000,000 99.93 999
1,000
Eni SpA 08/10/20 513,000 107.96 554
556
ERAC USA Finance LLC 05/31/17 415,000 100.06 415
423
Exeter Automobile Receivables Trust 10/08/19 26,649 100.00 27
27
Exeter Automobile Receivables Trust 06/02/20 545,879 100.00 546
548
Expedia Group, Inc. 07/13/20 509,000 108.14 550
560
Falabella SA 08/21/20 642,000 103.75 666
668
Finance of America Funding LLC 10/29/20 255,000 99.00 252
252
Foursight Capital Automobile Receivables Trust 03/13/18 800,000 99.99 800
821
Galton Funding Mortgage Trust 01/25/18 192,740 100.87 194
194
Gazprom PJSC Via Gaz Capital SA 11/05/19 537,000 105.51 567
569
Great Wolf Trust 09/01/20 380,000 96.78 368
363
GS Mortgage Securities Trust 04/17/20 318,848 99.97 319
319

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
552 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Health Care Service Corp. A Mutual Legal Reserve Co. 05/28/20 265,000 99.78 264
271
Heineken NV 06/04/20 394,000 103.25 407
407
Heineken NV 10/08/20 281,000 104.70 294
294
Hertz Fleet Lease Funding, LP 04/18/17 1,965,000 99.98 1,965
1,967
Hertz Fleet Lease Funding, LP 03/16/18 552,953 99.54 550
553
Hertz Fleet Lease Funding, LP 04/25/18 485,000 99.98 485
487
Hertz Vehicle Financing II, LP 01/29/19 237,603 99.99 238
238
Hertz Vehicle Financing II, LP 02/05/19 251,102 99.73 250
252
Hertz Vehicle Financing II, LP 04/17/20 77,448 95.84 74
78
Hilton Grand Vacations Trust 06/02/20 380,312 99.99 380
394
Home Partners of America Trust 09/25/20 450,000 100.01 450
449
HPEFS Equipment Trust 06/23/20 655,000 99.99 655
656
Hyundai Capital America 09/15/20 280,000 99.91 280
281
Intesa Sanpaolo SpA 08/28/19 399,000 100.30 400
411
Jackson National Life Global Funding 06/06/18 1,005,000 99.97 1,005
1,023
Jackson National Life Global Funding 01/29/19 795,000 99.96 795
824
Jackson National Life Global Funding 06/23/20 650,000 107.34 698
715
JFIN CLO, Ltd. 06/04/19 45,018 100.04 45
45
JPMorgan Chase Bank NA 08/27/20 750,000 100.00 750
752
JPMorgan Chase Commercial Mortgage Securities Trust 06/14/19 96,909 100.03 97
92
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 940,000 100.00 940
906
Kraft Heinz Foods Co. 05/04/20 325,000 100.00 325
343
Land O'Lakes, Inc. 09/21/17 485,000 104.70 508
515
Laurel Road Prime Student Loan Trust 09/22/20 470,000 99.99 470
470
Leidos , Inc. 05/07/20 480,000 99.66 478
504
Lukoil International Finance BV 10/02/19 382,000 103.97 397
405
Magnetite XXVIII Ltd 09/10/20 435,000 100.00 435
434
Mello Warehouse Securitization Trust 10/21/20 220,000 100.00 220
220
MF1 Multi Family Housing Mortage 10/28/20 25 0,000 100.0 1 2 5 0
250
Mill City Mortgage Trust 03/21/19 225,750 99.60 225
228
MMAF Equipment Finance LLC 09/10/20 305,000 100.00 305
304
MMAF Equipment Finance LLC 09/10/20 380,000 99.99 380
380
Morgan Stanley Capital I Trust 09/11/19 375,000 103.44 388
376
MSCG Trust 09/01/20 100,000 98.25 98
98
MVW Owner Trust 10/01/19 85,366 99.99 85
88
MVW Owner Trust 07/13/20 236,830 99.99 237
240
Navient Student Loan Trust 10/17/19 356,083 99.99 356
357
Navient Student Loan Trust 02/10/20 549,154 99.99 549
551
Nestle Holdings, Inc. 01/14/20 2,461,000 105.80 2,581
2,658
Nissan Motor Acceptance Corp. 09/15/20 633,000 104.37 661
661
Nissan Motor Acceptance Corp. 10/07/20 663,000 101.38 672
673
Nordea Bank AB 07/02/20 514,000 105.36 542
548
Nutrition & Biosciences, Inc. 09/09/20 195,000 100.00 195
195
Ocean Trails CLO IV 06/04/19 7,084 100.05 7
7
Onslow Bay Financial LLC 02/14/20 283,902 100.00 284
287
Onslow Bay Financial LLC 09/18/20 228,098 100.00 228
228
Orange Lake Timeshare Trust 05/21/19 696,849 100.45 700
716
Orange Lake Timeshare Trust 06/04/20 42,871 99.60 43
44
Pacific Life Global Funding II 06/17/20 500,000 99.79 499
505
Prestige Auto Receivables Trust 09/12/19 184,845 100.47 186
185
Prestige Auto Receivables Trust 10/14/20 545,000 99.99 545
545
Principal Life Global Funding II 06/16/20 280,000 99.92 280
285
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
1,085
Protective Life Global Funding 07/08/20 930,000 100.00 930
937
PTT Global Chemical PCL 01/03/20 553,000 103.48 572
578
QUALCOMM, Inc. 11/15/17 322,000 93.14 300
318
Raytheon Technologies Corp. 10/30/20 625,000 107.39 671
671
Reckitt Benckiser Treasury Services PLC 06/22/17 1,765,000 99.97 1,764
1,815
Roche Holdings, Inc. 05/07/20 374,000 106.78 399
404
Royalty Pharma PLC 08/24/20 180,000 98.32 177
179
Royalty Pharma PLC 08/24/20 130,000 98.91 129
129
Royalty Pharma PLC 08/24/20 710,000 99.36 706
710
SABIC Capital II BV 12/03/19 377,000 104.05 392
405
Santander UK Group Holdings PLC 07/30/20 531,000 109.70 583
581

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 553
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Saudi Arabian Oil Co. 04/06/20 560,000 100.38 562
587
Scentre Group 05/19/20 160,000 99.43 159
171
Schneider Electric SE 09/14/20 633,000 104.57 662
662
Shinhan Bank Co., Ltd. 12/03/19 391,000 100.95 395
403
Smithfield Foods, Inc. 01/09/20 265,000 99.87 265
266
Societe Generale SA 01/16/20 265,000 99.83 265
276
Societe Generale SA 06/02/20 642,000 104.97 674
692
SoFi Consumer Loan Program Trust 06/21/18 34,968 99.39 35
35
SoFi Consumer Loan Program Trust 09/17/19 489,744 100.28 491
495
SoFi Consumer Loan Program Trust 01/28/20 325,898 100.45 327
328
SoFi Professional Loan Program Trust 05/14/20 146,615 99.98 147
149
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 01/16/19 225,000 99.63 224
227
Stack Infrastructure Issuer LLC 08/24/20 330,000 100.00 330
331
Standard Chartered PLC 06/02/20 675,000 104.65 706
714
State Bank of India 06/03/20 385,000 106.69 411
421
Suncor Energy Ventures Corp. 04/25/16 500,000 99.79 499
513
Sura Asset Management SA 08/21/20 607,000 108.97 661
661
Symphony CLO XIV, Ltd. 09/09/20 410,000 98.83 405
403
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 1,800,000 100.00 1,800
1,800
Tesla Auto Lease Trust 07/30/20 540,000 99.99 540
541
Tidewater Auto Receivables Trust 03/06/20 579,799 99.99 580
583
T-Mobile USA, Inc. 04/02/20 1,705,000 102.34 1,751
1,868
Towd Point Mortgage Trust 02/19/19 405,885 100.26 407
410
Towd Point Mortgage Trust 07/01/19 159,247 101.39 161
167
Towd Point Mortgage Trust 08/05/19 210,001 96.19 202
212
Towd Point Mortgage Trust 07/08/20 488,924 100.99 494
513
Transocean Sentry, Ltd. 08/16/19 505,000 99.15 501
324
Trust Fibra Uno 04/06/20 652,000 100.60 656
704
TSMC Global, Ltd. 09/23/20 405,000 99.91 405
402
UBS Group AG 07/14/20 530,000 102.55 544
545
UBS Group AG 07/27/20 930,000 100.00 930
933
UBS Group AG 10/08/20 159,000 104.37 166
166
UniCredit SpA 10/01/19 371,000 103.97 386
393
Upjohn, Inc. 06/17/20 922,000 101.13 939
942
Verizon Communications, Inc. 07/14/20 545,000 100.60 548
539
Verizon Owner Trust 07/10/20 35,890 100.24 36
36
Volkswagen Group of America Finance LLC 09/19/19 135,000 99.98 135
140
Volkswagen Group of America Finance LLC 07/02/20 179,000 102.87 184
185
Wheels SPV 2, LLC 09/11/20 490,000 99.99 490
490
WinWater Mortgage Loan Trust 01/24/20 92,449 100.84 93
93
Zais CLO 16, Ltd. 08/24/20 375,000 100.00 375
374
85,22 6
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
554 Short Duration Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 223 AUD 33,341 12/20
259
United States 2 Year Treasury Note Futures 276 USD 60,952 12/20
(3)
United States 5 Year Treasury Note Futures 20 USD 2,512 12/20
(4)
United States 10 Year Treasury Note Futures 86 USD 11,887 12/20
(79)
Short Positions
Canadian 10 Year Government Bond Futures 28 CAD 4,229 12/20
18
Euro-Bund Futures 82 EUR 14,444 12/20
(195)
Long Gilt Futures 33 GBP 4,477 12/20
6
United States 2 Year Treasury Note Futures 30 USD 6,625 12/20
(1)
United States 5 Year Treasury Note Futures 95 USD 11,932 12/20
23
United States 10 Year Treasury Note Futures 7 USD 968 12/20
5
United States 10 Year Ultra Treasury Note Futures 5 USD 786 12/20
9
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
38
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 37 AUD 52 11/24/20 —
Bank of America USD 29 NOK 258 11/24/20 (2)
Bank of America USD 84 NOK 806 11/24/20 —
Bank of America USD 1,505 NOK 14,193 11/24/20 (19)
Bank of America USD 1,734 SEK 15,539 11/24/20 13
Bank of America AUD 21 USD 15 11/24/20 1
Bank of America AUD 239 USD 170 11/24/20 2
Bank of America AUD 5,400 USD 3,907 11/24/20 112
Bank of America NOK 35,207 USD 3,980 11/24/20 293
Bank of America SEK 15,539 USD 1,797 11/24/20 50
Bank of New York USD 730 JPY 76,388 11/24/20 —
Bank of New York USD 1,771 JPY 186,271 11/24/20 9
Bank of New York JPY 110,693 USD 1,051 11/24/20 (6)
Bank of New York JPY 189,997 USD 1,799 11/24/20 (17)
Citigroup USD 1,129 GBP 876 11/24/20 6
Citigroup USD 2,277 GBP 1,720 11/24/20 (48)
Citigroup USD 3,105 GBP 2,328 11/24/20 (89)
Citigroup USD 40 NZD 60 11/24/20 (1)
Citigroup USD 42 NZD 63 11/24/20 —
Citigroup USD 1,739 NZD 2,639 11/24/20 6
Citigroup GBP 1,301 USD 1,671 11/24/20 (15)
Citigroup NZD 52 USD 34 11/24/20 —
JPMorgan Chase USD 8,016 NOK 75,000 12/16/20 (161)
JPMorgan Chase CAD 6,000 USD 4,547 12/16/20 41
JPMorgan Chase SEK 37,000 USD 4,186 12/16/20 26
Royal Bank of Canada USD 5,718 CAD 7,534 11/24/20 (62)
Royal Bank of Canada CAD 48 USD 37 11/24/20 1
Royal Bank of Canada CAD 55 USD 41 11/24/20 —
Royal Bank of Canada CAD 2,161 USD 1,612 11/24/20 (10)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 555
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 863 EUR 735 11/24/20 (7)
State Street USD 5,012 EUR 4,196 11/24/20 (123)
State Street EUR 581 USD 692 11/24/20 16
State Street EUR 658 USD 768 11/24/20 1
UBS USD 93 CHF 85 11/24/20 —
UBS CHF 16 USD 18 11/24/20 —
UBS CHF 191 USD 208 11/24/20 (1)
UBS CHF 5,159 USD 5,728 11/24/20 98
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
114
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs
Sell
USD 4,683 5.000%
(2)
06/20/25
(265) 491 226
Total Open Credit Indices Contracts (å) (265) 491 226
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 40,748 $ 332
$ —
$ 41,080 9.4
Corporate Bonds and Notes — 170,972 —
—
170,972 39.1
International Debt — 64,008 —
—
64,008 14.7
Loan Agreements — 153 —
—
153 —*
Mortgage-Backed Securities — 52,740 —
—
52,740 12.1
Municipal Bonds — 1,800 —
—
1,800 0.4
Non-US Bonds — 103 —
—
103 —*
United States Government Agencies — 1,924 —
—
1,924 0.5
United States Government Treasuries — 27,738 —
—
27,738 6.4
Common Stocks — — — — — *
Short-Term Investments — 49,41 8 —
36,36 1
85,779 19.6
Total Investments — 409,60 4 332 36,36 1 446,297 102.2
Other Assets and Liabilities, Net (2.2)
100.0

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
556 Short Duration Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 320 — — — 320 0.1
Foreign Currency Exchange Contracts — 67 5 — — 67 5 0.2
Credit Default Swap Contracts — 226 — — 226 0.1
A
Liabilities
Futures Contracts (282) — — — (282) (0.1)
Foreign Currency Exchange Contracts — (56 1 ) — — (56 1 ) (0.1)
Total Other Financial Instruments
**
$ 38 $ 340 $ — $ — $ 378
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
580
Canada ....................................................................................
12,310
Cayman Islands .......................................................................
283
Chile .......................................................................................
2,305
Colombia .................................................................................
564
Denmark .................................................................................
712
France .....................................................................................
5,893
Germany .................................................................................
6,048
Guernsey .................................................................................
555
India .......................................................................................
421
Ireland ....................................................................................
2,307
Italy ........................................................................................
1,650
Japan ......................................................................................
2,398
Jersey ......................................................................................
545
Mexico ....................................................................................
2,608
Netherlands ............................................................................
7,704
Norway ....................................................................................
3,696
Peru ........................................................................................
566
Russia .....................................................................................
569

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 557
Amounts in thousands
Country Exposure
Fair Value
$
Saudi Arabia ...........................................................................
992
South Korea ............................................................................
403
Spain .......................................................................................
1,348
Sweden ....................................................................................
2,550
Switzerland .............................................................................
1,806
Thailand ..................................................................................
578
United Arab Emirates .............................................................
678
United Kingdom ......................................................................
11,485
United States ...........................................................................
374,341
Virgin Islands, British .............................................................
402
Total Investments .................................................................... 446,297

See accompanying notes which are an integral part of the financial statements.
558 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — October 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 675 $ —
Variation margin on futures contracts* — — 320
Credit default swap contracts, at fair value 226 — —
Total
$ 226 $ 675 $ 320
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 282
Unrealized depreciation on foreign currency exchange contracts — 561 —
Total
$ — $ 561 $ 282
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ 2 , 331
Credit default swap contracts (971) — —
Foreign currency exchange contracts — (485) —
Total
$ (971) $ (485) $ 2 , 331
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (97)
Credit default swap contracts 426 — —
Foreign currency exchange contracts — 268 —
Total
$ 426 $ 268 $ (97)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 559
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 675 $ — $ 675
Credit Default Swap Contracts Credit default swap contracts, at fair value 226 — 226
Total Financial and Derivative Assets
901 — 901
Financial and Derivative Assets not subject to a netting agreement
(226) — (226)
Total Financial and Derivative Assets subject to a netting agreement
$ 675 $ — $ 675
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 471 $ 21 $ — $ 450
Bank of New York
9 9 — —
Citigroup
11 11 — —
JPMorgan Chase
68 68 — —
Royal Bank of Canada
1 1 — —
State Street
16 16 — —
UBS
99 1 — 98
Total
$ 675 $ 127 $ — $ 548

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
560 Short Duration Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 561 $ — $ 561
Total Financial and Derivative Liabilities
561 — 561
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 561 $ — $ 561
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 21 $ 21 $ — $ —
Bank of New York 23 9 — 14
Citigroup 152 11 — 141
JPMorgan Chase 161 68 — 93
Royal Bank of Canada 72 1 — 71
State Street 131 16 — 115
UBS 1 1 — —
Total
$ 561 $ 127 $ — $ 434
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 561
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 439,336
Investments, at fair value(>) ...........................................................................................................................................................
446,297
Foreign currency holdings(^) ......................................................................................................................................................... 245
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 675
Receivables:
Dividends and interest ....................................................................................................................................................... 2,138
Dividends from affiliated funds .......................................................................................................................................... 3
Investments sold ................................................................................................................................................................ 7,882
Fund shares sold ................................................................................................................................................................ 827
From broker(a)(b) ............................................................................................................................................................... 1,433
Variation margin on futures contracts ................................................................................................................................. 40
Credit default swap contracts, at fair value(+) ................................................................................................................................ 226
Total assets .................................................................................................................................................
459 ,766
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 34
Due to broker (c)(d ) ............................................................................................................................................................ 178
Investments purchased ...................................................................................................................................................... 21,304
Fund shares redeemed ....................................................................................................................................................... 456
Accrued fees to affiliates .................................................................................................................................................... 177
Other accrued expenses ..................................................................................................................................................... 180
Unfunded loan commitment ............................................................................................................................................... 26
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 561
Total liabilities .............................................................................................................................................
22 ,916
Net Assets ............................................................................................................................................................
$ 436,850

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
562 Short Duration Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 7,77 0
Shares of beneficial interest ...........................................................................................................................................................
221
Additional paid-in capital ..............................................................................................................................................................
428,85 9
Net Assets ............................................................................................................................................................
$ 436,850
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 19.74
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 20.51
Class A — Net assets ............................................................................................................................................................. $ 17,804,651
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 901,741
Net asset value per share: Class C(#) ............................................................................................................................................. $ 19.55
Class C — Net assets ............................................................................................................................................................. $ 24,159,829
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,235,517
Net asset value per share: Class M(#) ............................................................................................................................................ $ 19.77
Class M — Net assets ............................................................................................................................................................ $ 14,068,899
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 711,563
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 19.80
Class R6 — Net assets ........................................................................................................................................................... $ 465,978
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 23,536
Net asset value per share: Class S(#) .............................................................................................................................................. $ 19.76
Class S — Net assets ............................................................................................................................................................. $ 242,017,918
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 12,245,786
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 19.77
Class Y — Net assets ............................................................................................................................................................. $ 138,332,634
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 6,996,060
Amounts in thousands
(^)     Foreign currency holdings - cost $ 244
(+)     Credit default swap contracts - premiums paid (received) $ (265)
(>)     Investments in affiliates, U.S. Cash Management Fund $ 36,361
(a)     Receivable from Broker for Futures $ 1,144
(b)     Receivable from Broker for Swaps $ 289
(c)      Due to Broker for Futures $ 33
(d)     Due to Broker for Swaps $ 145
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 563
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 3
Dividends from affiliated funds ......................................................................................................................................... 146
Interest .............................................................................................................................................................................. 9,791
Total investment income ...............................................................................................................................................................
9,940
Expenses
Advisory fees .................................................................................................................................................................... 1,938
Administrative fees ........................................................................................................................................................... 210
Custodian fees ................................................................................................................................................................... 141
Distribution fees - Class A ................................................................................................................................................ 37
Distribution fees - Class C ................................................................................................................................................ 171
Transfer agent fees - Class A ............................................................................................................................................ 30
Transfer agent fees - Class C ............................................................................................................................................. 45
Transfer agent fees - Class E (1) ....................................................................................................................................... 2
Transfer agent fees - Class M ............................................................................................................................................ 31
Transfer agent fees - Class R6 .......................................................................................................................................... —*
Transfer agent fees - Class S ............................................................................................................................................. 476
Transfer agent fees - Class Y ............................................................................................................................................ 6
Professional fees ............................................................................................................................................................... 163
Registration fees ............................................................................................................................................................... 99
Shareholder servicing fees - Class C ................................................................................................................................. 57
Shareholder servicing fees - Class E (1) ............................................................................................................................ 2
Trustees’ fees .................................................................................................................................................................... 21
Printing fees ...................................................................................................................................................................... 32
Miscellaneous ................................................................................................................................................................... 22
Expenses before reductions .............................................................................................................................................. 3,483
Expense reductions ........................................................................................................................................................... (875)
Net expenses .................................................................................................................................................................................
2,608
Net investment income (loss) ........................................................................................................................................................
7,332
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 6,271
Investments in affiliated funds .......................................................................................................................................... (17)
Futures contracts .............................................................................................................................................................. 2,331
Foreign currency exchange contracts ................................................................................................................................ (485)
Credit default swap contracts ............................................................................................................................................ (971)
Foreign currency-related transactions ............................................................................................................................... 2
Net realized gain (loss) ..................................................................................................................................................................
7,131
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... 2,066
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (97)
Foreign currency exchange contracts ................................................................................................................................ 268
Credit default swap contracts ............................................................................................................................................ 426
Foreign currency-related transactions ............................................................................................................................... 18
Net change in unrealized appreciation (depreciation) ................................................................................................................... 2,679
Net realized and unrealized gain (loss) ......................................................................................................................................... 9,810
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 17,142

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
564 Short Duration Bond Fund
Statement of Operations, continued — For the Period Ended October 31, 2020
Amounts in thousands
*      Less than $500.
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 565
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 7,332 $ 12,59 5
Net realized gain (loss) ...................................................................................................................... 7,13 1 2,884
Net change in unrealized appreciation (depreciation) ....................................................................... 2,67 9 11,89 0
Net increase (decrease) in net assets from operations ............................................................................. 17,142 27,369
Distributions
To shareholders
Class A .......................................................................................................................................... (284) (322)
Class C .......................................................................................................................................... (298) (370)
Class E (1) ..................................................................................................................................... (24) (35)
Class M ......................................................................................................................................... (355) (520)
Class R6 ........................................................................................................................................ (10) (5)
Class S ........................................................................................................................................... (5,604) (8,456)
Class Y .......................................................................................................................................... (3,334) (3,876)
Net decrease in net assets from distributions .......................................................................................... (9,909) (13,584)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (91,070) (102,601)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(83,837) (88,816)
Net Assets
Beginning of period .................................................................................................................................
520,687 609,503
End of period ..........................................................................................................................................
$ 436,850 $ 520,687

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
566 Short Duration Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 549 $ 10,655 156 $ 2,951
Proceeds from reinvestment of distributions 15 281 17 314
Payments for shares redeemed (212) (4,110) (522) (9,952)
Net increase (decrease)
352 6,826 (349) (6,687)
Class C
Proceeds from shares sold 426 8,212 181 3,432
Proceeds from reinvestment of distributions 15 295 19 366
Payments for shares redeemed (406) (7,813) (440) (8,327)
Net increase (decrease)
35 694 (240) (4,529)
Class E (1)
Proceeds from shares sold 1 15 5 101
Proceeds from reinvestment of distributions 1 24 2 35
Payments for shares redeemed (76) (1,491) (19) (377)
Net increase (decrease)
(74) (1,452) (12) (241)
Class M
Proceeds from shares sold 1,458 28,300 877 16,767
Proceeds from reinvestment of distributions 18 355 27 520
Payments for shares redeemed (1,936) (37,715) (790) (15,123)
Net increase (decrease)
(460) (9,060) 114 2,164
Class R6
Proceeds from shares sold 15 285 1 11
Proceeds from reinvestment of distributions — ** 10 — ** 5
Payments for shares redeemed (1) (19) (3) (53)
Net increase (decrease)
14 276 (2) (37)
Class S
Proceeds from shares sold 4,207 82,113 4,045 77,372
Proceeds from reinvestment of distributions 278 5,394 432 8,245
Payments for shares redeemed (8,316) (161,398) (8,883) (169,568)
Net increase (decrease)
(3,831) (73,891) (4,406) (83,951)
Class Y
Proceeds from shares sold 314 6,177 204 3,923
Proceeds from reinvestment of distributions 172 3,333 203 3,876
Payments for shares redeemed (1,242) (23,973) (895) (17,119)
Net increase (decrease)
(756) (14,463) (488) (9,320)
Total increase (decrease)
(4,720) $ (91,070) (5,383) $ (102,601)
**     Less than 500 shares.
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
568 Short Duration Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 19.39 .29 .46 .75 (.40) —
October 31, 2019 18.91 .4 0 . 50 .90 (.42) —
October 31, 2018 19.15 .35 (.26) .09 (.33) —
October 31, 2017 19.26 .25 (.12) .13 (.24) —
October 31, 2016 19.09 .26 .16 .42 (.24) (.01)
Class C
October 31, 2020 19.21 .14 .46 .60 (.26) —
October 31, 2019 18.73 .2 5 .5 1 .76 (.28) —
October 31, 2018 18.99 .21 (.27) (.06) (.20) —
October 31, 2017 19.10 .10 (.11) (.01) (.10) —
October 31, 2016 18.94 .12 .15 .27 (.10) (.01)
Class M
October 31, 2020 19.42 .35 .46 .81 (.46) —
October 31, 2019 18.94 .4 5 .5 1 .96 (.48) —
October 31, 2018 19.17 .41 (.26) .15 (.38) —
October 31, 2017(5) 19.11 .24 (.03) .21 (.15) —
Class R6
October 31, 2020 19.44 .35 .47 .82 (.46) —
October 31, 2019 18.96 .4 5 .5 1 .96 (.48) —
October 31, 2018 19.20 .42 (.28) .14 (.38) —
October 31, 2017 19.30 .31 (.11) .20 (.30) —
October 31, 2016(1) 18.97 .21 .30 .51 (.18) —
Class S
October 31, 2020 19.41 .34 .46 .80 (.45) —
October 31, 2019 18.93 .4 4 .5 1 .95 (.47) —
October 31, 2018 19.16 .40 (.26) .14 (.37) —
October 31, 2017 19.27 .30 (.12) .18 (.29) —
October 31, 2016 19.10 .31 .16 .47 (.29) (.01)
Class Y
October 31, 2020 19.42 .35 .47 .82 (.47) —
October 31, 2019 18.93 .46 .51 .97 (.48) —
October 31, 2018 19.17 .42 (.28) .14 (.38) —
October 31, 2017 19.28 .32 (.13) .19 (.30) —
October 31, 2016 19.11 .33 .15 .48 (.30) (.01)

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 569
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(j)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(j)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.40) 19.74 3.93 17,805 1.06 .82 1.47 116
(.42) 19.39 4.82 10,661 1.06 .86 2.08 99
(.33) 18.91 .45 16,997 1.04 .84 1.87 122
(.24) 19.15 .68 20,303 1.03 .83 1.31 156
(.25) 19.26 2.21 21,102 1.02 .81 1.39 113
(.26) 19.55 3.15 24,160 1.81 1.57 .74 116
(.28) 19.21 4.09 23,058 1.81 1.61 1.3 1 99
(.20) 18.73 (.34) 26,975 1.79 1.59 1.11 122
(.10) 18.99 (.06) 35,838 1.78 1.58 .55 156
(.11) 19.10 1.44 48,970 1.77 1.56 .63 113
(.46) 19.77 4.24 14,069 .81 .52 1.80 116
(.48) 19.42 5.14 22,751 .81 .56 2.3 5 99
(.38) 18.94 .78 20,030 .79 .54 2.18 122
(.15) 19.17 1.09 15,084 .79 .53 2.07 156
(.46) 19.80 4.2 9 466 .66 .52 1.78 116
(.48) 19.4 4 5.1 3 181 .66 .56 2.36 99
(.38) 18.96 .73 214 .64 .54 2.21 122
(.30) 19.20 1.04 107 .63 .53 1.62 156
(.18) 19.30 2.70 106 .61 .51 1.66 113
(.45) 19.76 4.19 242,018 .81 .57 1.74 116
(.47) 19.41 5.09 312,047 .81 .61 2.3 1 99
(.37) 18.93 .73 387,636 .79 .59 2.12 122
(.29) 19.16 .93 463,696 .78 .58 1.56 156
(.30) 19.27 2.47 583,387 .77 .56 1.63 113
(.47) 19.77 4.27 138,332 .61 .49 1.82 116
(.48) 19.42 5.22 150,550 .61 .53 2.38 99
(.38) 18.93 .75 156,012 .59 .51 2.19 122
(.30) 19.17 1.01 179,765 .58 .50 1.64 156
(.31) 19.28 2.54 140,138 .57 .48 1.71 113

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
570 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 112,900
Administration fees 18,015
Distribution fees 18,955
Shareholder servicing fees 5,069
Transfer agent fees 20,033
Trustee fees 1,871
$ 176,843
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,188 $ 485,285 $ 458,093 $ (17) $ (2) $ 36,361 $ 146 $ —
$ 9,188 $ 485,285 $ 458,093 $ (17) $ (2) $ 36,361 $ 146 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 439, 612 , 772 $ 8, 380 , 125 $ (1,645 , 290) $ 6 , 734 , 835 $ 2,457 , 296 $ (1,499,802)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 9,908,509 $ — $ — $ 13,584,218 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
572 Tax-Exempt High Yield Bond Fund
Tax-Exempt High Yield Bond Fund
-
Class A
‡
Total
Return
1 Year (3 .31)%
5 Years 4 .06%§
Inception* 4 .13%§
Tax-Exempt High Yield Bond Fund
-
Class C
Total
Return
1 Year (0 .21)%
5 Years 4 .09%§
Inception* 4 .11%§
Tax-Exempt High Yield Bond Fund
-
Class M
‡‡
Total
Return
1 Year 0 .89%
5 Years 5 .20%§
Inception* 5 .21%§
Tax-Exempt High Yield Bond Fund
-
Class S
Total
Return
1 Year 0 .79%
5 Years 5 .12%§
Inception* 5 .14%§
60% Bloomberg Barclays U.S. Municipal High Yield Index
/ 40% Bloomberg Barclays Municipal Bond Index **
Total
Return
1 Year 2 .27%
5 Years 4.97%§
Inception* 4.67%§

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Tax-Exempt High Yield Bond Fund 573
The Tax-Exempt High Yield Bond Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission (“SEC”) permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2020, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide a high level of current income that is exempt from federal tax, and as a secondary objective, total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class M and Class S Shares gained 0.47%, 0.89%, and 0.79%,
respectively, while the Fund’s Class C Shares lost 0.21%. This is compared to the Fund’s benchmark, the 60% Bloomberg Barclays
U.S. Municipal High Yield Index / 40% Bloomberg Barclays
Municipal Bond Index, which gained 2.27% during the same
period. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
High Yield Muni Category, a group of funds that Morningstar
considers to have investment strategies similar to those of the
Fund, gained 0.37%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2020 was an unprecedented
year in terms of speed and magnitude of risk asset volatility, driven by the unexpected global COVID-19 pandemic that began in earnest in early 2020. From November 2019 into February
2020, municipal bonds enjoyed strong investor demand and
generally positive performance. However, in March the spike
in COVID-19 cases drove panic selling so fiercely that equity market circuit breakers triggered four times. Negative sentiment also infected the municipal markets, driving a degree of selloffs not seen since the global financial crisis in 2009. During the fiscal year, the Bloomberg Barclays Municipal Bond Index had a peak-to-trough decline of 10.94%, while the Bloomberg Barclays
Municipal Bond: High Yield (non-Investment Grade) Index had
a peak-to-trough decline of 19.09%. Perhaps more noteworthy
was the spike in the yield of the short-term SIFMA Municipal
Swap Index, which had a record spike from 1.28% to 5.2% in 7 days, driven by investors’ panicked selling of short-maturity tax exempt bonds. Similar to U.S. treasuries, the yield on safe haven municipal bonds fell dramatically as investors ran to safety, with the yield on the Bloomberg BVAL Muni AAA Index falling from
1.48% to 0.94% during the fiscal year.
In response to the pandemic crisis, the U.S. Federal Reserve
Bank (the “Fed”) and other global central banks quickly took action. The Fed cut its policy overnight interest rate effectively to zero and re-instated various quantitative easing programs, which included the Municipal Liquidity Facility, which served as a lender of last resort to tax exempt issuing entities that could not otherwise access the municipal bond market. However, where the
Fed engaged in outright purchases of taxable corporate bonds, it did not do the same for municipal bonds. The U.S. Congress, for its part, passed the CARES Act, providing a $2.2 trillion stimulus package that, among other things, provided direct financial
support to states and localities. With monetary policy and fiscal policy working in parallel, and COVID-19 cases seemingly under control along with expectations of a vaccine, municipal bonds recovered, though not to the same degree as corporate bonds
which enjoyed outright purchases from the Fed. For the fiscal year, the Bloomberg Barclays Municipal Bond Index returned
3.59%, with its component GO (General Obligation) Bond Index returning 4.23% and its Revenue Bond Index returning 3.39%.
The Bloomberg Barclays Municipal Bond: High Yield (non-
Investment Grade) Index returned 1.23% during the fiscal year.
The Fund tends to perform well in markets where revenue
and industrial development sectors lead. This is generally an environment where the economy and the state-level political
environment are stable and a higher coupon can be clipped,
or an environment where municipal tax receipts are stable or increasing, providing a better ability for issuers to service their debt. This may also be generalized as a “risk on” market where investors are generally bullish and have more certainty about the economy. Environments that feature sharp rises in interest rates or mass sell offs in fixed income risk assets tend to be unfavorable for the Fund. The fiscal year ended October 31, 2020 can be
summarized by the adverse effects the COVID-19 pandemic and
ongoing uncertainty regarding the economy and, by extension, the tax generating ability of tax-exempt bond issuing entities, all of which provided for an unfavorable environment for Fund performance.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
While the Fund’s underweight to the sub-investment grade
quality cohort was beneficial during the year, its overweight to

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
574 Tax-Exempt High Yield Bond Fund
BBB-rated municipals and the broad revenue sector detracted
as lower quality and riskier credits suffered during the extreme panic selling driven by the COVID-19 pandemic crisis. The
Fund’s barbell yield curve positioning, particularly to longer-term maturities (20+ years), was additive to performance as the long rates rallied, driven by investor flight to safety. Offsetting this were duration hedges, which detracted as yields fell across the maturity spectrum.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
Goldman Sachs Asset Management, L.P (“Goldman Sachs”)
was the better performing money manager but underperformed
the Fund’s benchmark during the year. Overweights to Illinois,
City of Chicago and Puerto Rico general obligation bonds
("GOs"), security selection within the continuing care retirement communities and transportation sectors, and duration hedges all suffered during the extreme risk off period, and did not recover as fully as other segments of the capital market recovered during the latter part of the period. Offsetting this to a degree were an underweight to the sub-investment grade quality cohort and an overweight to the longer part of the yield curve, which benefitted from the government yield curve shifting down across the maturity spectrum.
MacKay Shields LLC (“MacKay”) was the worst performing money manager during the period, also underperforming the Fund’s
benchmark. Underweights to California and New York GOs,
overweights to Illinois and Pennsylvania, duration hedges and security selection within the education sector detracted due to the extreme risk off selling. Offsetting this to a degree were security selection within the hospital sector, an underweight to the sub-
investment grade quality cohort and an overweight to the longer part of the yield curve, which benefitted from the government yield curve shifting down across the maturity spectrum.
During the period, both Goldman Sachs and MacKay used interest rate futures to hedge the long duration exposures that resulted from their cash bond strategies. This detracted from both money managers’ performance, given that the municipal yield curve
shifted down across all maturities during the fiscal year.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Goldman Sachs Asset Management, L.P. Sector Specialist
MacKay Shields LLC Sector Specialist
* Assumes initial investment on June 1, 2015.
** The 60% Bloomberg Barclays Municipal High Yield Index / 40% Bloomberg Barclays Municipal Bond Index is a custom blend of 60% Bloomberg Barclays
Municipal High Yield Bond Index / 40% Bloomberg Barclays Municipal Bond Index, created and maintained by Bloomberg Barclays.
‡ The performance has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Tax-Exempt High Yield Bond Fund 575
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,088.80 $ 1,020.66
Expenses Paid During Period* $ 4.67 $ 4.52
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,084.70 $ 1,016.89
Expenses Paid During Period* $ 8.59 $ 8.31
* Expenses are equal to the Fund's annualized expense ratio of 1.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,090.50 $ 1,022.42
Expenses Paid During Period* $ 2.84 $ 2.75
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
576 Tax-Exempt High Yield Bond Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,090.00 $ 1,021.92
Expenses Paid During Period* $ 3.36 $ 3.25
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 577
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.6%
Alabama - 1.5%
Alabama Industrial Development Authority Revenue Bonds
(~)(Ê) 500 6.450 12/01/23 500
Central Etowah County Solid Waste Disposal Authority Revenue Bonds
(Þ) 150 8.000 07/01/28 149
Central Etowah County Solid Waste Disposal Authority Revenue Bonds
(Þ) 385 6.000 07/01/45 382
County of Jefferson Alabama Sewer Revenue Bonds
(µ) 225 6.750 10/01/23 221
County of Jefferson Alabama Sewer Revenue Bonds
500 6.000 10/01/42 579
County of Jefferson Alabama Sewer Revenue Bonds
1,220 7.000 10/01/51 1,447
County of Jefferson Alabama Sewer Revenue Bonds
(µ) 3,345 5.500 10/01/53 3,721
County of Jefferson Alabama Sewer Revenue Bonds
3,095 6.500 10/01/53 3,627
Homewood Alabama Educational Building Authority Revenue Bonds
2,500 4.000 12/01/38 2,780
Hoover Industrial Development Board Revenue Bonds
1,150 5.750 10/01/49 1,011
Houston County Health Care Authority Revenue Bonds
500 5.000 10/01/30 575
Montgomery Educational Building Authority Revenue Bonds
820 5.000 10/01/36 862
Tuscaloosa County Industrial Development Authority Revenue Bonds
(Þ) 1,000 4.500 05/01/32 1,066
16,920
Alaska - 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds
2,000 4.000 10/01/49 2,209
City of Valdez Revenue Bonds
(~)(Ê) 500 0.150 05/01/31 500
Northern Tobacco Securitization Corp. Revenue Bonds
2,940 5.000 06/01/46 2,953
Northern Tobacco Securitization Corp. Revenue Bonds
600 8.642 06/01/46 101
5,763
Arizona - 1.3%
Arizona Health Facilities Authority Revenue Bonds
(USD 3 Month LIBOR +
0.810%)(Ê) 4,670 1.770 01/01/37 4,288
Arizona Industrial Development Authority Revenue Bonds
(Þ) 500 5.000 06/01/31 491
Arizona Industrial Development Authority Revenue Bonds
(Þ) 1,500 6.000 07/01/37 1,748
Arizona Industrial Development Authority Revenue Bonds
(Þ) 920 5.000 12/15/40 984
Arizona Industrial Development Authority Revenue Bonds
200 5.000 05/01/43 201
Arizona Industrial Development Authority Revenue Bonds
125 4.000 11/01/45 140
Arizona Industrial Development Authority Revenue Bonds
35 4.000 07/01/47 37
Arizona Industrial Development Authority Revenue Bonds
280 5.000 05/01/48 282
Arizona Industrial Development Authority Revenue Bonds
100 4.000 11/01/49 110
Arizona Industrial Development Authority Revenue Bonds
300 4.000 02/01/50 333
Arizona Industrial Development Authority Revenue Bonds
150 4.000 11/01/50 168
Arizona Industrial Development Authority Revenue Bonds
100 5.000 05/01/51 100
Arizona Industrial Development Authority Revenue Bonds
(Þ) 700 5.000 07/15/53 744
Arizona Industrial Development Authority Senior Living Revenue Bonds
110 5.000 01/01/43 94
Arizona Industrial Development Authority Senior Living Revenue Bonds
250 4.500 01/01/49 197
Arizona Industrial Development Authority Senior Living Revenue Bonds
225 5.000 01/01/49 177
Arizona Industrial Development Authority Senior Living Revenue Bonds
125 5.000 01/01/54 106
Arizona Industrial Development Authority Senior Living Revenue Bonds
50 5.125 01/01/54 39
Estrella Mountain Ranch Community Facilities District Special Assessment
25 3.500 07/01/29 25
Estrella Mountain Ranch Community Facilities District Special Assessment
25 4.100 07/01/34 24
Estrella Mountain Ranch Community Facilities District Special Assessment
105 4.750 07/01/43 101
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds
600 5.000 07/01/35 648
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds
(Þ) 200 5.000 07/01/35 212
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds
1,000 5.000 07/01/44 1,047
Industrial Development Authority of the County of Pima (The) Revenue Bonds
250 4.500 06/01/30 260

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
578 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Industrial Development Authority of the County of Pima (The) Revenue Bonds
800 5.125 12/01/40 801
La Paz County Industrial Development Authority Revenue Bonds
(Þ) 250 6.000 08/01/28 244
La Paz County Industrial Development Authority Revenue Bonds
(Þ) 1,000 6.250 08/01/40 921
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 50 5.000 07/01/50 52
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 50 5.000 07/01/54 52
Pima County Industrial Development Authority Revenue Bonds
(Þ) 25 5.500 05/01/40 26
Pima County Industrial Development Authority Revenue Bonds
(Þ) 50 5.750 05/01/50 51
Tempe Industrial Development Authority Revenue Bonds
80 5.000 12/01/50 78
Tempe Industrial Development Authority Revenue Bonds
100 5.000 12/01/54 97
14,878
Arkansas - 0.6%
Arkansas Development Finance Authority Revenue Bonds
2,000 4.000 02/01/42 2,154
Arkansas Development Finance Authority Revenue Bonds
(Þ) 2,500 4.750 09/01/49 2,478
Arkansas River Power Authority Revenue Bonds
1,680 5.000 10/01/33 1,952
6,584
California - 11.4%
Alhambra Unified School District General Obligation Unlimited
(µ) 1,150 4.220 08/01/37 763
California Community Housing Agency Revenue Bonds
(Þ) 2,000 5.000 02/01/50 2,226
California Community Housing Agency Revenue Bonds
(Þ) 1,000 5.000 08/01/50 1,118
California County Tobacco Securitization Agency Revenue Bonds
50 4.000 06/01/49 56
California County Tobacco Securitization Agency Revenue Bonds
35 5.000 06/01/49 40
California County Tobacco Securitization Agency Revenue Bonds
680 Zero coupon 06/01/55 121
California County Tobacco Securitization Agency Revenue Bonds
4,500 7.296 06/01/55 459
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 02/01/42 1,165
California Infrastructure & Economic Development Bank Revenue Bonds
(Þ) 835 4.125 01/01/35 824
California Municipal Finance Authority Revenue Bonds
1,500 4.000 07/15/29 1,490
California Municipal Finance Authority Revenue Bonds
340 5.000 10/01/33 396
California Municipal Finance Authority Revenue Bonds
225 5.000 10/01/35 260
California Municipal Finance Authority Revenue Bonds
(Þ) 1,500 5.000 11/01/36 1,590
California Municipal Finance Authority Revenue Bonds
400 5.000 12/31/37 463
California Municipal Finance Authority Revenue Bonds
1,130 5.000 10/01/39 1,257
California Municipal Finance Authority Revenue Bonds
1,000 4.250 02/01/40 1,064
California Municipal Finance Authority Revenue Bonds
(Þ) 1,000 5.375 11/01/40 1,065
California Municipal Finance Authority Revenue Bonds
4,900 5.000 12/31/43 5,582
California Municipal Finance Authority Revenue Bonds
125 5.000 02/01/47 142
California Municipal Finance Authority Revenue Bonds
3,000 5.000 11/01/47 3,302
California Municipal Finance Authority Revenue Bonds
100 5.000 05/15/49 116
California Municipal Finance Authority Revenue Bonds
(Þ) 1,815 5.000 07/01/49 1,931
California Municipal Finance Authority Revenue Bonds
60 5.000 10/01/49 66
California Municipal Finance Authority Revenue Bonds
3,700 5.000 06/01/50 3,868
California Municipal Finance Authority Revenue Bonds
50 5.000 05/15/52 58
California Municipal Finance Authority Revenue Bonds
(Þ) 65 5.000 07/01/52 70
California Municipal Finance Authority Revenue Bonds
95 5.000 10/01/54 103
California Pollution Control Financing Authority Revenue Bonds
(Þ) 550 4.000 11/01/23 537
California Pollution Control Financing Authority Revenue Bonds
1,000 3.375 07/01/25 1,102
California Pollution Control Financing Authority Revenue Bonds
(Þ) 450 6.750 12/01/28 436
California Pollution Control Financing Authority Revenue Bonds
(Þ) 550 5.000 07/01/39 634
California Pollution Control Financing Authority Revenue Bonds
(Þ) 2,520 7.500 12/01/40 2,434
California Pollution Control Financing Authority Revenue Bonds
(Þ) 2,670 5.000 11/21/45 2,863

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 579
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California School Finance Authority Revenue Bonds
(Þ) 1,000 5.000 07/01/37 1,101
California School Finance Authority Revenue Bonds
60 4.000 07/01/45 59
California School Finance Authority Revenue Bonds
(Þ) 500 5.000 08/01/45 550
California School Finance Authority Revenue Bonds
(Þ) 200 5.000 10/01/50 221
California School Finance Authority Revenue Bonds
(Þ) 600 5.000 06/01/58 625
California School Finance Authority Revenue Bonds
(Þ) 150 5.000 07/01/59 147
California Statewide Communities Development Authority Revenue Bonds
(~)(Ê) 1,000 0.130 05/15/24 1,000
California Statewide Communities Development Authority Revenue Bonds
460 5.000 05/15/32 493
California Statewide Communities Development Authority Revenue Bonds
(Þ) 200 5.000 11/01/32 217
California Statewide Communities Development Authority Revenue Bonds
675 5.000 08/01/37 803
California Statewide Communities Development Authority Revenue Bonds
(Þ) 200 5.250 07/01/39 193
California Statewide Communities Development Authority Revenue Bonds
120 5.000 09/02/39 138
California Statewide Communities Development Authority Revenue Bonds
150 5.000 05/15/42 166
California Statewide Communities Development Authority Revenue Bonds
1,000 5.000 10/01/43 1,089
California Statewide Communities Development Authority Revenue Bonds
50 4.000 09/02/44 52
California Statewide Communities Development Authority Revenue Bonds
115 5.000 09/02/44 130
California Statewide Communities Development Authority Revenue Bonds
(Þ) 500 5.750 01/15/45 507
California Statewide Communities Development Authority Revenue Bonds
3,210 7.459 06/01/46 454
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,600 5.000 12/01/46 2,812
California Statewide Communities Development Authority Revenue Bonds
2,225 5.000 04/01/47 2,470
California Statewide Communities Development Authority Revenue Bonds
150 5.000 05/15/47 165
California Statewide Communities Development Authority Revenue Bonds
75 5.000 09/02/48 86
California Statewide Communities Development Authority Revenue Bonds
(Þ) 250 5.250 07/01/49 241
California Statewide Communities Development Authority Revenue Bonds
135 5.000 09/02/49 151
California Statewide Communities Development Authority Revenue Bonds
125 5.000 05/15/50 137
California Statewide Communities Development Authority Revenue Bonds
(Þ) 100 5.000 06/01/51 103
California Statewide Communities Development Authority Revenue Bonds
695 5.500 12/01/54 752
California Statewide Communities Development Authority Revenue Bonds
20,000 8.602 06/01/55 1,434
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,500 5.250 12/01/56 2,749
California Statewide Communities Development Authority Revenue Bonds
(Þ) 1,000 5.500 12/01/58 1,130
California Statewide Communities Development Authority Special Assessment
470 4.000 09/02/50 480
California Statewide Communities Development Authority Special Assessment
55 5.000 09/02/50 61
California Statewide Communities Development Authority Special Tax
600 4.000 09/01/40 634
California Statewide Communities Development Authority Special Tax
1,300 4.000 09/01/50 1,345
City of Atwater Wastewater Revenue Bonds
(µ) 240 5.000 05/01/43 284
City of Calimesa Communities Facilities Special Tax
820 4.000 09/01/50 870
City of Irvine Special Tax
(µ) 100 5.000 09/01/51 117
City of Long Beach Marina System Revenue Bonds
225 5.000 05/15/40 244
City of Long Beach Marina System Revenue Bonds
1,185 5.000 05/15/45 1,274
City of Oakland General Obligation Unlimited
250 3.000 01/15/50 265
City of Ontario California Community Facilities District No. 43 Special Tax
50 4.000 09/01/50 54
City of Oroville Revenue Bonds
100 5.250 04/01/34 111
City of Oroville Revenue Bonds
185 5.250 04/01/39 203
City of Oroville Revenue Bonds
885 5.250 04/01/49 951
City of Oroville Revenue Bonds
810 5.250 04/01/54 867
City of Roseville California Special Tax
100 5.000 09/01/33 117
City of Roseville California Special Tax
25 4.000 09/01/35 27
City of Roseville California Special Tax
25 4.000 09/01/40 26

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
580 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Roseville California Special Tax
50 4.000 09/01/45 52
City of Roseville California Special Tax
85 4.000 09/01/50 89
Coachella Valley Unified School District General Obligation Unlimited
(µ) 2,500 16.733 08/01/43 1,373
County of El Dorado Special Tax
75 5.000 09/01/44 83
County of El Dorado Special Tax
80 5.000 09/01/49 88
County of San Diego Special Tax
40 3.000 09/01/50 37
County of San Diego Special Tax
100 4.000 09/01/50 106
Dublin Community Facilities District Improvement Area No. 1 Special Tax
100 5.000 09/01/37 115
Dublin Community Facilities District Improvement Area No. 1 Special Tax
340 5.000 09/01/47 384
Fairfield Community Facilities District Special Tax
(Þ) 150 5.000 09/01/50 166
Fremont Community Facilities District No. 1 Special Tax
1,255 5.000 09/01/26 1,467
Golden State Tobacco Securitization Corp. Revenue Bonds
1,780 3.500 06/01/36 1,803
Golden State Tobacco Securitization Corp. Revenue Bonds
3,000 5.300 06/01/37 3,093
Golden State Tobacco Securitization Corp. Revenue Bonds
5,110 5.000 06/01/47 5,255
Golden State Tobacco Securitization Corp. Revenue Bonds
270 5.250 06/01/47 278
Golden State Tobacco Securitization Corp. Revenue Bonds
200 8.205 06/01/47 42
Golden State Tobacco Securitization Corp. Revenue Bonds
10,000 10.494 06/01/47 2,062
Hastings Campus Housing Finance Authority Revenue Bonds
3,500 5.000 07/01/45 3,647
Inland Empire Tobacco Securitization Authority Revenue Bonds
115 3.678 06/01/38 121
Irvine Unified School District Special Tax Bonds
70 5.000 09/01/47 81
Irvine Unified School District Special Tax Bonds
75 5.000 03/01/57 86
Jurupa Public Financing Authority Special Tax
1,000 5.000 09/01/43 1,135
M-S-R Energy Authority Revenue Bonds
2,650 6.500 11/01/39 4,123
Natomas Unified School District General Obligation Unlimited
(µ) 425 4.000 08/01/42 476
Northern California Gas Authority No. 1 Revenue Bonds
(USD 3 Month LIBOR +
0.720%)(Ê) 1,510 1.680 07/01/27 1,495
Orange County Community Facilities District Special Tax
65 4.000 08/15/40 71
Orange County Community Facilities District Special Tax
100 5.000 08/15/47 114
Orange County Community Facilities District Special Tax
60 4.000 08/15/50 64
Oxnard School District General Obligation Unlimited
(~)(µ)(Ê) 465 4.000 08/01/21 512
Palomar Health Revenue Bonds
(µ) 2,165 5.000 11/01/47 2,464
Regents of the University of California Medical Center Pooled Revenue Bonds
(~)
(Ê) 6,300 0.030 05/15/45 6,300
River Islands Public Financing Authority Special Tax
150 5.375 09/01/31 160
River Islands Public Financing Authority Special Tax
100 5.250 09/01/34 106
River Islands Public Financing Authority Special Tax
940 5.500 09/01/45 993
Riverside County Public Financing Authority Tax Allocation
(µ) 150 4.000 10/01/40 166
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 300 4.000 10/01/39 333
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 125 4.000 10/01/40 138
Riverside Unified School District Special Tax
20 4.000 09/01/45 21
Riverside Unified School District Special Tax
45 4.000 09/01/50 48
Sacramento Airport System Revenue Bonds
520 5.000 07/01/39 611
Sacramento County Sanitation Districts Financing Authority Revenue Bonds
(USD
3 Month LIBOR + 0.530%)(µ)(Ê) 1,765 0.765 12/01/35 1,598
Sacramento County Water Financing Authority Revenue Bonds
(USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 155 0.785 06/01/34 142
San Diego Unified School District General Obligation Unlimited
1,500 4.000 07/01/42 1,590
San Francisco City & County Airports Commission International Airport Revenue
Bonds
1,045 5.000 05/01/44 1,238
San Francisco City & County Airports Commission International Airport Revenue
Bonds
2,750 5.000 05/01/48 3,182

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 581
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Francisco City & County Airports Commission International Airport Revenue
Bonds
1,750 5.000 05/01/49 2,059
San Francisco City & County Redevelopment Agency Tax Allocation
1,190 5.000 08/01/35 1,407
San Gorgonio Memorial Health Care District General Obligation Unlimited
75 4.000 08/01/32 83
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/33 110
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/34 109
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/35 109
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/36 109
San Jacinto Community Facilities District Special Tax
280 5.000 09/01/33 321
San Jacinto Community Facilities District Special Tax
335 5.000 09/01/34 383
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
1,000 5.000 01/15/29 1,139
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
380 5.250 01/15/49 417
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
2,875 5.000 01/15/50 3,143
Silicon Valley Tobacco Securitization Authority Revenue Bonds
7,000 8.018 06/01/56 765
State of California General Obligation Unlimited
2,000 5.000 08/01/46 2,385
State of California General Obligation Unlimited
230 4.000 04/01/49 264
State of California General Obligation Unlimited
270 5.000 04/01/49 333
Tobacco Securitization Authority of Northern California Revenue Bonds
2,300 5.500 06/01/45 2,311
Tobacco Settlement Financing Corp. Revenue Bonds
460 5.000 06/01/48 549
Tobacco Settlement Financing Corp. Revenue Bonds
515 5.678 06/01/54 88
Transbay Joint Powers Authority Tax Allocation
55 5.000 10/01/45 67
Transbay Joint Powers Authority Tax Allocation
100 2.400 10/01/49 99
Transbay Joint Powers Authority Tax Allocation
60 5.000 10/01/49 73
William S Hart Union High School District Special Tax
75 5.000 09/01/47 82
129,619
Colorado - 4.2%
3rd and Havana Metropolitan District General Obligation Limited
750 5.250 12/01/49 753
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited
500 7.750 12/15/50 501
Belford North Metropolitan District General Obligation Limited
500 8.500 12/15/50 500
Belleview Station Metropolitan District No. 2 General Obligation Limited
500 4.500 12/01/29 508
Bent Grass Metropolitan District General Obligation Limited
(Þ) 500 5.250 12/01/49 512
BNC Metropolitan District No. 1 General Obligation Limited
1,090 7.375 12/15/47 1,111
Brighton Crossing Metropolitan District No. 4 General Obligation Limited
1,220 5.000 12/01/47 1,249
Canyons Metropolitan District No. 5 General Obligation Limited
500 6.125 12/01/47 522
City and County of Denver Special Facilities Airport Revenue Bonds
785 5.000 10/01/32 795
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited
500 5.000 12/01/47 509
Colorado Health Facilities Authority Revenue Bonds
(ae) 190 5.000 06/01/27 244
Colorado Health Facilities Authority Revenue Bonds
275 4.000 10/01/38 312
Colorado Health Facilities Authority Revenue Bonds
300 4.000 10/01/39 339
Colorado Health Facilities Authority Revenue Bonds
300 4.000 10/01/40 337
Colorado Health Facilities Authority Revenue Bonds
5,170 5.000 08/01/44 6,113
Colorado Health Facilities Authority Revenue Bonds
135 3.250 08/01/49 130
Colorado Health Facilities Authority Revenue Bonds
885 4.000 08/01/49 953
Colorado Health Facilities Authority Revenue Bonds
150 4.000 09/01/50 161
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000 12/31/47 38
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000 12/31/51 38
Colorado High Performance Transportation Enterprise Revenue Bonds
75 5.000 12/31/56 81
Colorado Springs Urban Renewal Authority Tax Allocation
500 5.750 12/01/47 515
Constitution Heights Metropolitan District General Obligation Limited
1,765 5.000 12/01/49 1,828

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
582 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Copperleaf Metropolitan District No. 3 General Obligation Limited
500 5.125 12/01/47 509
Cornerstar Metropolitan District General Obligation Limited
500 5.250 12/01/47 509
Creekside Village Metropolitan District General Obligation Limited
500 5.000 12/01/49 506
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 230 5.500 12/01/39 235
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 600 5.750 12/01/49 614
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 130 8.000 12/15/49 131
Denver Health & Hospital Authority Certificates of Participation
25 5.000 12/01/32 30
Denver Health & Hospital Authority Certificates of Participation
175 4.000 12/01/38 187
Denver Health & Hospital Authority Certificates of Participation
110 5.000 12/01/48 126
Denver Health & Hospital Authority Revenue Bonds
(Þ) 100 5.000 12/01/26 119
Denver Health & Hospital Authority Revenue Bonds
(Þ) 220 5.000 12/01/27 266
Denver Health & Hospital Authority Revenue Bonds
(Þ) 230 5.000 12/01/28 277
Denver Health & Hospital Authority Revenue Bonds
(Þ) 300 5.000 12/01/34 351
Denver Health & Hospital Authority Revenue Bonds
(Þ) 200 4.000 12/01/35 217
Denver Health & Hospital Authority Revenue Bonds
(Þ) 200 4.000 12/01/36 217
Denver Health & Hospital Authority Revenue Bonds
65 4.000 12/01/38 71
Denver Health & Hospital Authority Revenue Bonds
100 4.000 12/01/39 109
Denver Health & Hospital Authority Revenue Bonds
50 4.000 12/01/40 54
Denver Health & Hospital Authority Revenue Bonds
1,500 5.250 12/01/45 1,600
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
300 3.750 12/01/39 304
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
350 4.000 12/01/48 354
Denver Urban Renewal Authority Tax Allocation
(Þ) 745 5.250 12/01/39 766
Dinosaur Ridge Metropolitan District Revenue Bonds
200 5.000 06/01/49 202
Dominion Water & Sanitation District Revenue Bonds
500 5.250 12/01/27 522
E-470 Public Highway Authority Revenue Bonds
(µ) 100 Zero coupon 09/01/30 84
Eaton Area Park & Recreation District General Obligation Limited
725 5.250 12/01/34 742
Eaton Area Park & Recreation District General Obligation Limited
525 5.500 12/01/38 539
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 520 4.000 12/01/44 602
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 200 4.000 12/01/45 231
Green Gables Metropolitan District No 2 General Obligation Limited
500 5.750 12/01/48 520
Green Valley Ranch East Metropolitan District No. 6 General Obligation Limited
1,000 5.875 12/01/50 1,033
High Plains Metropolitan District General Obligation Unlimited
(µ) 25 5.000 12/01/35 30
High Plains Metropolitan District General Obligation Unlimited
(µ) 250 4.000 12/01/47 273
Jefferson Center Metropolitan District No. 1 Revenue Bonds
1,350 4.375 12/01/47 1,372
Jefferson Center Metropolitan District No. 1 Revenue Bonds
800 5.750 12/15/50 817
Jones District Community Authority Board Revenue Bonds
500 5.750 12/01/25 378
Mirabelle Metropolitan District No 2 General Obligation Limited
700 5.000 12/01/39 716
Mirabelle Metropolitan District No 2 General Obligation Limited
500 5.000 12/01/49 504
North Range Metropolitan District No. 2 General Obligation Limited
1,000 5.000 12/01/40 1,000
North Range Metropolitan District No. 2 General Obligation Limited
500 5.750 12/01/47 520
Northglenn Urban Renewal Authority Tax Allocation
20 4.000 12/01/32 22
Northglenn Urban Renewal Authority Tax Allocation
20 4.000 12/01/33 22
Northglenn Urban Renewal Authority Tax Allocation
10 4.000 12/01/34 11
Northglenn Urban Renewal Authority Tax Allocation
30 4.000 12/01/36 32
Northglenn Urban Renewal Authority Tax Allocation
10 4.000 12/01/38 11
Palisade Metropolitan District No. 2 General Obligation Limited
500 5.000 12/01/46 507
Parkdale Community Authority Revenue Bonds
500 5.250 12/01/50 506

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 583
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Parkdale Community Authority Revenue Bonds
500 7.750 12/15/50 504
Prairie Center Metropolitan District No. 3 Revenue Bonds
(Þ) 500 5.000 12/15/41 510
Prairie Center Metropolitan District No. 7 General Obligation Limited
(Þ) 1,425 4.875 12/15/44 1,431
Raindance Metropolitan District No. 1 Revenue Bonds
1,000 5.000 12/01/40 1,008
Second Creek Farm Metropolitan District No 3 General Obligation Limited
500 5.000 12/01/49 506
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000 12/01/37 1,067
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000 12/01/47 1,050
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited
500 5.125 12/01/47 508
Sterling Hills West Metropolitan District General Obligation Limited
100 5.000 12/01/39 115
Sterling Ranch Community Authority Board Revenue Bonds
500 5.000 12/01/47 506
Takoda Metropolitan District General Obligation Bonds
500 6.000 12/01/50 588
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited
500 5.250 12/01/37 515
Village at Southgate Metropolitan District General Obligation Limited
(Þ) 1,375 5.625 12/01/48 1,419
Westown Metropolitan District General Obligation Limited
500 5.000 12/01/47 508
Whispering Pines Metropolitan District No. 1 General Obligation Limited
500 7.375 12/15/47 513
47,545
Connecticut - 1.2%
City of Hartford General Obligation Unlimited
180 5.000 04/01/29 190
City of Hartford General Obligation Unlimited
1,000 5.000 04/01/31 1,083
City of New Haven General Obligation Unlimited
100 5.500 08/01/34 118
City of New Haven General Obligation Unlimited
100 5.500 08/01/37 117
City of New Haven General Obligation Unlimited
1,000 5.500 08/01/38 1,164
City of West Haven General Obligation Unlimited
400 5.000 11/01/32 460
City of West Haven General Obligation Unlimited
700 5.000 11/01/37 790
Connecticut State Health & Educational Facilities Authority Revenue Bonds
3,535 4.000 07/01/39 3,494
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 07/01/39 1,083
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 5.000 01/01/45 106
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 900 5.000 01/01/55 944
Hartford Stadium Authority Revenue Bonds
250 5.000 02/01/36 236
Hartford Stadium Authority Revenue Bonds
155 4.000 02/01/42 112
Mohegan Tribal Finance Authority Revenue Bonds
(Þ) 605 7.000 02/01/45 584
State of Connecticut General Obligation Unlimited
385 5.000 06/15/27 486
State of Connecticut General Obligation Unlimited
145 5.000 06/15/28 187
State of Connecticut General Obligation Unlimited
120 5.000 06/15/29 153
State of Connecticut General Obligation Unlimited
1,500 5.000 06/15/31 1,885
State of Connecticut General Obligation Unlimited
25 5.000 06/15/32 31
13,223
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds
215 5.000 11/15/48 242
Delaware State Economic Development Authority Revenue Bonds
45 5.000 08/01/49 50
Delaware State Economic Development Authority Revenue Bonds
100 5.000 09/01/50 116
Delaware State Economic Development Authority Revenue Bonds
40 5.000 08/01/54 44
Delaware State Health Facilities Authority Revenue Bonds
335 4.000 07/01/43 370
822
District of Columbia - 1.3%
District of Columbia General Obligation Unlimited
215 4.000 06/01/37 248
District of Columbia Revenue Bonds
145 6.250 10/01/23 149
District of Columbia Revenue Bonds
2,510 5.000 10/01/35 2,430
District of Columbia Revenue Bonds
750 5.000 07/01/37 737

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
584 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Revenue Bonds
1,000 6.500 10/01/41 1,025
District of Columbia Revenue Bonds
35 4.000 07/01/44 37
District of Columbia Revenue Bonds
75 4.000 07/01/49 79
District of Columbia Revenue Bonds
1,000 5.000 06/01/50 1,128
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds
4,000 7.666 06/15/46 828
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
825 5.000 10/01/43 972
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
4,500 4.000 10/01/44 4,932
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
100 4.000 10/01/53 108
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
2,475 5.000 10/01/53 2,578
15,251
Florida - 9.2%
Anthem Park Community Development District Special Assessment
130 4.750 05/01/36 132
Armstrong Community Development District Special Assessment
30 4.000 11/01/40 30
Armstrong Community Development District Special Assessment
180 4.000 11/01/50 182
Avalon Groves Community Development District Special Assessment
150 6.000 05/01/48 177
Avelar Creek Community Development District Special Assessment
100 4.000 05/01/36 109
Aviary at Rutland Ranch Community Development District Special Assessment
(Þ) 100 4.500 06/01/39 106
Aviary at Rutland Ranch Community Development District Special Assessment
(Þ) 100 4.625 06/01/49 105
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
100 5.000 11/01/31 106
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
(Þ) 1,070 5.000 11/01/39 1,181
Bannon Lakes Community Development District Special Assessment
100 5.000 11/01/48 109
Bartram Park Community Development District Special Assessment
470 4.250 05/01/29 521
Bartram Park Community Development District Special Assessment
485 4.500 05/01/35 529
Bay Laurel Center Community Development District Special Assessment
100 4.000 05/01/37 107
Baywinds Community Development District Special Assessment
175 4.250 05/01/37 192
Beaumont Community Development District Special Assessment
(Þ) 185 6.375 11/01/49 197
Black Creek Community Developments District Special Assessment
25 3.750 06/15/40 25
Black Creek Community Developments District Special Assessment
50 4.000 06/15/50 50
Blue Lake Community Development District Special Assessment
100 4.250 06/15/39 104
Blue Lake Community Development District Special Assessment
100 4.500 06/15/49 104
Bonterra Community Development District Special Assessment
1,570 4.125 05/01/47 1,703
Bonterra Community Development District Special Assessment
625 5.000 05/01/47 668
Botaniko Community Development District Special Assessment
30 3.625 05/01/40 30
Botaniko Community Development District Special Assessment
85 4.000 05/01/50 85
Brookstone Community Development District Special Assessment
(Þ) 80 3.875 11/01/23 81
Campo Bello Community Development District Special Assessment
100 4.000 12/15/39 101
Campo Bello Community Development District Special Assessment
150 4.000 12/15/49 151
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 2,000 4.500 01/01/35 1,973
Capital Trust Agency, Inc. Revenue Bonds
25 5.000 08/01/40 29
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 1,255 5.000 12/15/49 1,317
Capital Trust Agency, Inc. Revenue Bonds
1,755 5.875 07/01/54 1,229
Capital Trust Agency, Inc. Revenue Bonds
50 5.000 08/01/55 56
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 3,680 5.250 12/01/58 3,687
Capital Trust Agency, Inc. Revenue Bonds
4,000 Zero coupon 01/01/60 245
Caribe Palm Community Development District Special Assessment
94 4.000 05/01/25 106
Caribe Palm Community Development District Special Assessment
97 4.000 05/01/26 108
Caribe Palm Community Development District Special Assessment
545 4.500 05/01/35 600

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 585
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Century Gardens at Tamiami Community Development District Special Assessment
535 4.125 11/01/38 584
Century Gardens at Tamiami Community Development District Special Assessment
1,560 4.250 11/01/48 1,684
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 250 5.500 10/01/36 271
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 350 5.000 10/01/49 381
City of Atlantic Beach Revenue Bonds
1,000 5.000 11/15/37 1,038
City of Cape Coral Water & Sewer Revenue Bonds
1,000 4.000 10/01/36 1,090
City of Tampa Revenue Bonds
960 5.000 04/01/45 1,066
City of Tampa Revenue Bonds
385 4.000 07/01/45 429
City of Tampa Revenue Bonds
100 5.000 07/01/50 121
Cityplace Community Development District Special Assessment Revenue Bonds
(µ) 1,550 4.562 11/01/25 1,648
Concord Station Community Development District Special Assessment
275 3.625 05/01/35 291
Concord Station Community Development District Special Assessment
285 3.750 05/01/46 296
Concord Station Community Development District Special Assessment
100 4.750 05/01/46 105
Coral Keys Homes Community Development District Special Assessment
35 4.000 05/01/40 36
Coral Keys Homes Community Development District Special Assessment
50 4.000 05/01/50 50
Corkscrew Farms Community Development District Special Assessment
(Þ) 75 5.000 11/01/38 83
Corkscrew Farms Community Development District Special Assessment
(Þ) 155 5.125 11/01/50 172
Coronado Community Development District Special Assessment
25 4.000 05/01/31 28
Coronado Community Development District Special Assessment
44 4.250 05/01/38 48
Country Greens Community Development District Special Assessment
50 3.200 05/01/25 54
Country Greens Community Development District Special Assessment
345 3.875 05/01/31 371
Country Greens Community Development District Special Assessment
130 4.000 05/01/34 140
County of Osceola Transportation Revenue Bonds
(ae) 3,700 6.000 10/01/24 4,477
Davenport Road South Community Development District Special Assessment
(Þ) 100 5.000 11/01/38 109
Davenport Road South Community Development District Special Assessment
(Þ) 150 5.125 11/01/48 163
Deer Run Community Development District Special Assessment
205 5.400 05/01/39 219
Deer Run Community Development District Special Assessment
200 5.500 05/01/44 215
Durbin Crossing Community Development District Special Assessment
(µ) 75 3.750 05/01/34 83
Durbin Crossing Community Development District Special Assessment
(µ) 120 4.000 05/01/37 132
Eagle Pointe Community Development District Special Assessment
(Þ) 50 4.125 05/01/40 52
Eagle Pointe Community Development District Special Assessment
(Þ) 225 4.125 05/01/51 231
East Bonita Beach Road Community Development District Special Assessment
(Þ) 625 5.000 11/01/38 659
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
130 3.000 05/01/24 137
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
135 3.250 05/01/25 145
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
140 3.500 05/01/26 153
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
790 3.750 05/01/31 858
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
1,170 4.000 05/01/37 1,263
Escambia County Health Facilities Authority Revenue Bonds
360 4.000 08/15/45 383
Escambia County Health Facilities Authority Revenue Bonds
(µ) 255 3.000 08/15/50 259
Escambia County Health Facilities Authority Revenue Bonds
2,310 4.000 08/15/50 2,462
Esplanade Lake Club Community Development District Special Assessment
410 4.125 11/01/50 419
Fishhawk Ranch Community Development District Special Assessment
(µ) 70 3.000 11/01/41 69
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 175 6.250 01/01/24 152
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 870 6.375 01/01/26 746
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 2,450 6.500 01/01/29 2,095

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
586 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 06/01/40 103
Florida Development Finance Corp. Revenue Bonds
(Þ) 685 5.000 12/15/49 766
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 06/01/50 102
Florida Development Finance Corp. Revenue Bonds
(Þ) 125 5.250 06/01/50 128
Florida Development Finance Corp. Revenue Bonds
(Þ) 115 5.000 09/15/50 121
Florida Development Finance Corp. Revenue Bonds
(Þ) 160 5.000 06/01/55 163
Florida Development Finance Corp. Revenue Bonds
(Þ) 220 5.250 06/01/55 223
Florida Higher Educational Facilities Financial Authority Revenue Bonds
150 5.000 03/01/44 159
Florida Higher Educational Facilities Financial Authority Revenue Bonds
(Þ) 1,350 5.000 06/01/48 1,342
Florida Higher Educational Facilities Financial Authority Revenue Bonds
315 5.000 03/01/49 332
Flow Way Community Development District Special Assessment
100 5.000 11/01/47 108
Fontainbleau Lakes Community Development District Special Assessment
45 4.000 05/01/31 49
Grand Bay at Doral Community Development District Special Assessment
65 4.750 05/01/36 67
Grand Bay at Doral Community Development District Special Assessment
65 5.000 05/01/46 67
Greater Orlando Aviation Authority Revenue Bonds
750 5.000 11/15/36 758
Greater Orlando Aviation Authority Revenue Bonds
170 5.000 10/01/47 194
Gulfstream Polo Community Development District Special Assessment
150 4.375 11/01/49 156
Hacienda Lakes Community Development District Special Assessment
100 4.625 05/01/46 104
Harbor Bay Community Development District Special Assessment
100 3.750 05/01/34 104
Harbor Bay Community Development District Special Assessment
110 3.875 05/01/39 114
Harbor Bay Community Development District Special Assessment
100 4.100 05/01/48 104
Harmony West Community Development District Special Assessment
(Þ) 1,185 5.250 05/01/49 1,316
Hawks Point Community Development District Special Assessment Bonds
(Þ) 185 4.250 05/01/35 205
Hawkstone Community Development District Special Assessment
100 3.875 11/01/39 102
Hawkstone Community Development District Special Assessment
100 4.000 11/01/51 101
Heights Community Development District County of Hillsborough Special
Assessment
150 5.000 01/01/38 159
Heights Community Development District County of Hillsborough Special
Assessment
300 5.000 01/01/50 314
Herons Glen Recreation District Special Assessment
(µ) 105 2.500 05/01/40 100
Herons Glen Recreation District Special Assessment
(µ) 60 4.000 05/01/45 66
Herons Glen Recreation District Special Assessment
(µ) 80 4.000 05/01/50 88
Highlands Community Development District Special Assessment
200 4.250 05/01/36 218
Highlands Meadows II Community Development District Special Assessment
420 5.375 11/01/37 457
Highlands Meadows II Community Development District Special Assessment
25 3.625 05/01/40 25
Highlands Meadows II Community Development District Special Assessment
100 5.500 11/01/47 108
Highlands Meadows II Community Development District Special Assessment
35 4.000 05/01/50 35
Hillcrest Community Development District Special Assessment
100 5.000 11/01/48 111
Hills Minneola Community Development District Special Assessment
(Þ) 60 4.000 05/01/40 61
Hills Minneola Community Development District Special Assessment
(Þ) 130 4.000 05/01/50 132
Hillsborough County Industrial Development Authority Revenue Bonds
5,000 4.000 08/01/50 5,380
Isles of Bartram Park Community Development District Special Assessment
155 4.625 11/01/37 164
K-Bar Ranch II Community Development District Special Assessment
(Þ) 185 4.500 05/01/38 195
K-Bar Ranch II Community Development District Special Assessment
(Þ) 275 4.625 05/01/48 290
Kindred Community Development District II Special District
100 3.750 05/01/50 100
Kingman Gate Community Development District Special Assessment
85 4.000 06/15/40 89
Kingman Gate Community Development District Special Assessment
60 4.000 06/15/50 62
Lake Frances Community Development District Special Assessment
87 3.000 05/01/26 95
Lake Frances Community Development District Special Assessment
492 4.000 05/01/31 554

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 587
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lake Frances Community Development District Special Assessment
689 4.000 05/01/37 756
Lakeshore Ranch Community Development District Special Assessment
155 3.125 05/01/24 156
Lakewood Ranch Stewardship District Special Assessment
54 4.000 05/01/21 54
Lakewood Ranch Stewardship District Special Assessment
100 4.250 05/01/26 104
Lakewood Ranch Stewardship District Special Assessment
(µ) 100 2.500 05/01/33 101
Lakewood Ranch Stewardship District Special Assessment
920 4.875 05/01/35 970
Lakewood Ranch Stewardship District Special Assessment
100 5.000 05/01/36 107
Lakewood Ranch Stewardship District Special Assessment
(µ) 100 2.625 05/01/37 100
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 5.000 05/01/37 107
Lakewood Ranch Stewardship District Special Assessment
150 5.250 05/01/37 163
Lakewood Ranch Stewardship District Special Assessment
385 5.125 05/01/46 413
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 5.125 05/01/47 106
Lakewood Ranch Stewardship District Special Assessment
175 5.375 05/01/47 190
Lakewood Ranch Stewardship District Special Assessment
240 5.450 05/01/48 263
Lakewood Ranch Stewardship District Special Assessment
100 4.000 05/01/49 102
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 3.900 05/01/50 100
Lakewood Ranch Stewardship District Special Assessment
100 4.000 05/01/50 101
Lakewood Ranch Stewardship District Special Assessment
145 3.875 05/01/51 145
Landings at Miami Community Development District Special Assessment
(Þ) 100 4.625 11/01/38 106
Landings at Miami Community Development District Special Assessment
(Þ) 100 4.750 11/01/48 105
Landmark at Doral Community Development District Special Assessment
35 3.375 05/01/30 36
Landmark at Doral Community Development District Special Assessment
110 3.000 05/01/35 110
Landmark at Doral Community Development District Special Assessment
110 3.000 05/01/38 108
Landmark at Doral Community Development District Special Assessment
50 4.000 05/01/38 52
Lee County Industrial Development Authority Revenue Bonds
(Þ) 1,640 5.625 12/01/37 1,652
LT Ranch Community Development District Special Assessment
200 4.000 05/01/50 202
Lucerne Park Community Development District Special Assessment
95 4.625 05/01/39 101
Lucerne Park Community Development District Special Assessment
95 4.750 05/01/50 100
McJunkin Parkland Community Development District Special Assessment
(Þ) 200 5.125 11/01/38 230
McJunkin Parkland Community Development District Special Assessment
(Þ) 250 5.250 11/01/49 287
Meadow Pointe III Community Development District Special Assessment
115 3.500 05/01/24 122
Meadow Pointe III Community Development District Special Assessment
520 4.400 05/01/31 564
Meadow Pointe IV Community Development District Special Assessment
115 3.400 05/01/24 122
Meadow Pointe IV Community Development District Special Assessment
115 3.400 05/01/25 124
Meadow Pointe IV Community Development District Special Assessment
660 4.100 05/01/30 705
Mediterranea Community Development District Special Assessment
100 5.000 05/01/48 108
Miami Beach Health Facilities Authority Revenue Bonds
1,750 5.125 07/01/38 1,459
Miami Beach Health Facilities Authority Revenue Bonds
2,250 5.000 11/15/39 2,465
Miami World Center Community Development District Special Assessment
400 5.125 11/01/39 434
Miami World Center Community Development District Special Assessment
1,150 5.250 11/01/49 1,244
Mid-Bay Bridge Authority Revenue Bonds
1,000 5.000 10/01/40 1,103
Moody River Estates Community Development District Special Assessment
500 4.000 05/01/31 563
Naples Reserve Community Development District Special Assessment
(Þ) 40 5.000 11/01/38 42
Naples Reserve Community Development District Special Assessment
(Þ) 190 5.125 11/01/48 201
North Sumter County Utility Dependent District Revenue Bonds
1,000 5.000 10/01/49 1,203
Oak Creek Community Development District Special Assessment
190 3.850 05/01/25 207
Oak Creek Community Development District Special Assessment
200 4.000 05/01/26 220
Orange Blossom Ranch Community Development District Special Assessment
140 4.850 05/01/39 155

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Orange Blossom Ranch Community Development District Special Assessment
215 5.000 05/01/49 239
Orchid Grove Community Development District Special Assessment
205 3.625 05/01/21 206
Orchid Grove Community Development District Special Assessment
1,245 5.000 05/01/36 1,330
Osceola Chain Lakes Community Development District Special Assessment
100 4.000 05/01/40 102
Palm Glades Community Development District Special Assessment
350 3.750 05/01/31 382
Palm Glades Community Development District Special Assessment
185 4.000 11/01/38 207
Palm Glades Community Development District Special Assessment
120 5.000 05/01/39 132
Palm Glades Community Development District Special Assessment
250 4.200 11/01/48 274
Parkland Preserve Community Development District Special Assessment
80 5.500 11/01/32 88
Parkland Preserve Community Development District Special Assessment
490 5.250 05/01/39 533
Parkland Preserve Community Development District Special Assessment
340 5.375 05/01/50 365
Parkway Center Community Development District Special Assessment Revenue
Bonds
130 4.375 05/01/31 148
Parkway Center Community Development District Special Assessment Revenue
Bonds
175 4.700 05/01/49 199
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
195 4.375 05/01/36 221
Pinellas County Industrial Development Authority Revenue Bonds
100 5.000 07/01/39 112
Portico Community Development District Special Assessment
25 3.625 05/01/40 25
Preserve at South Branch Community Development District Special Assessment
Bonds
535 5.250 11/01/38 576
Preserve at South Branch Community Development District Special Assessment
Bonds
100 4.000 11/01/39 102
Randal Park Community Development District Special Assessment Revenue
Bonds
(Þ) 540 5.050 05/01/39 577
Randal Park Community Development District Special Assessment Revenue
Bonds
(Þ) 895 5.200 05/01/49 956
Reunion East Community Development District Special Assessment
755 5.000 05/01/33 839
Reunion East Community Development District Special Assessment
110 6.600 05/01/33 110
Reunion West Community Development District Special Assessment
30 4.500 05/01/39 31
Reunion West Community Development District Special Assessment
85 4.625 05/01/50 88
Rolling Oaks Community Development District Special Assessment
(Þ) 100 5.375 11/01/38 111
Rolling Oaks Community Development District Special Assessment
(Þ) 200 5.500 11/01/49 221
Sandmine Road Community Development District Special Assessment
(Þ) 25 2.625 05/01/25 25
Sandmine Road Community Development District Special Assessment
(Þ) 25 3.125 05/01/30 25
Sandmine Road Community Development District Special Assessment
(Þ) 60 3.625 05/01/40 60
Sandmine Road Community Development District Special Assessment
(Þ) 50 3.750 05/01/50 50
Shell Point Community Development District Special Assessment
(Þ) 100 5.250 11/01/39 109
Shell Point Community Development District Special Assessment
(Þ) 175 5.375 11/01/49 190
Sherwood Manor Community Development District Special Assessment
(Þ) 200 5.250 11/01/49 215
Six Mile Creek Community Development District Special Assessment
20 4.125 11/01/40 21
Six Mile Creek Community Development District Special Assessment
50 4.250 11/01/50 51
South Fork III Community Development District Special Assessment
200 5.000 05/01/38 215
South Kendall Community Development District Special Assessment
100 4.125 11/01/40 106
Southern Groves Community Development District No. 5 Special Assessment
600 4.000 05/01/43 613
St Johns County Industrial Development Authority Revenue Bonds
375 4.000 08/01/55 396
Stoneybrook South at Championsgate Community Development District Special
Assessment
200 4.500 06/15/39 214
Stoneybrook South at Championsgate Community Development District Special
Assessment
150 4.625 06/15/49 159
Talis Park Community Development District Special Assessment
120 4.000 05/01/33 122
Tapestry Community Development District Special Assessment
100 5.000 05/01/46 105

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 589
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Timber Creek Community Development District Special Assessment
(Þ) 1,000 5.000 11/01/48 1,074
Tolomato Community Development District Special Assessment
(µ) 200 3.750 05/01/40 223
Tolomato Community Development District Special Assessment
(Þ) 100 5.625 05/01/40 108
Toscana Isles Community Development District Special Assessment Revenue
Bonds
225 5.375 11/01/39 253
Toscana Isles Community Development District Special Assessment Revenue
Bonds
(Þ) 265 5.375 11/01/48 291
Toscana Isles Community Development District Special Assessment Revenue
Bonds
250 5.500 11/01/49 280
Touchstone Community Development District Special Assessment
(Þ) 100 4.625 06/15/38 108
Touchstone Community Development District Special Assessment
(Þ) 100 4.750 06/15/48 108
Town of Davie Educational Facilities Revenue Bonds
730 5.000 04/01/48 824
Towne Park Community Development District Special Assessment
60 4.625 05/01/50 63
Triple Creek Community Development District Special Assessment
45 5.250 11/01/27 48
Triple Creek Community Development District Special Assessment
80 6.125 11/01/46 90
TSR Community Development District Special Assessment
200 5.000 11/01/39 216
TSR Community Development District Special Assessment
100 4.000 11/01/40 103
TSR Community Development District Special Assessment
200 4.750 11/01/47 211
TSR Community Development District Special Assessment
485 5.125 11/01/49 523
Two Creeks Community Development District Special Assessment
100 3.500 05/01/32 108
Two Creeks Community Development District Special Assessment
100 3.625 05/01/37 108
Two Lakes Community Development District Special Assessment
(Þ) 290 4.000 12/15/28 309
Two Lakes Community Development District Special Assessment
150 3.750 12/15/39 153
Two Lakes Community Development District Special Assessment
(Þ) 200 5.000 12/15/47 228
Two Lakes Community Development District Special Assessment
200 4.000 12/15/49 205
Union Park East Community Development District Special Assessment
(Þ) 500 5.500 11/01/47 553
V-Dana Community Development District Special Assessment
(Þ) 100 4.000 05/01/51 100
Venetian Community Development District Special Assessment
225 5.000 05/01/23 232
Ventana Community Development District Special Assessment
(Þ) 500 5.000 05/01/38 532
Ventana Community Development District Special Assessment
(Þ) 500 5.125 05/01/49 532
Veranda Community Development District II Special Assessment
150 5.875 11/01/32 152
Veranda Community Development District II Special Assessment
235 5.000 11/01/39 256
Veranda Community Development District II Special Assessment
315 5.125 11/01/49 344
Verandah East Community Development District Special Assessment
200 4.000 05/01/31 205
Verano 1 Community Development District Special Assessment
180 4.750 11/01/25 186
Verano 1 Community Development District Special Assessment
(Þ) 100 4.000 05/01/31 111
Verano 1 Community Development District Special Assessment
250 5.125 11/01/35 275
Verano 1 Community Development District Special Assessment
(Þ) 100 4.000 05/01/37 108
Verano 1 Community Development District Special Assessment
245 5.250 11/01/46 266
Verano 2 Community Development District Special Assessment
60 4.000 05/01/50 60
Viera East Community Development District Special Assessment
(µ) 90 2.600 05/01/34 88
Viera East Community Development District Special Assessment
(µ) 50 2.750 05/01/38 48
Village Community Development District No. 12 Special Assessment
(Þ) 265 3.250 05/01/40 266
Village Community Development District No. 12 Special Assessment
(Þ) 695 4.250 05/01/43 743
Village Community Development District No. 12 Special Assessment
(Þ) 695 4.375 05/01/50 743
Village Community Development District No. 12 Special Assessment
(Þ) 590 3.500 05/01/51 591
Villamar Community Development District Special Assessment
965 4.625 05/01/39 1,022
Vizcaya in Kendall Community Development District Special Assessment
100 4.125 11/01/46 105
Volusia County Educational Facility Authority Revenue Bonds
240 5.000 06/01/45 267

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
590 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Waterford Landing Community Development District Special Assessment
145 5.500 05/01/34 154
Waterford Landing Community Development District Special Assessment
150 5.750 05/01/44 160
Watergrass Community Development District II Special Assessment
260 5.250 05/01/49 273
Waterset Central Community Development District Special Assessment
(Þ) 150 5.125 11/01/38 158
Waterset Central Community Development District Special Assessment
(Þ) 150 5.250 11/01/49 158
Wesbridge Community Development District Special Assessment
75 4.250 11/01/49 77
West Port Community Development District Special Assessment
(Þ) 1,700 4.000 05/01/51 1,732
West Villages Improvement District Special Assessment
135 4.750 05/01/39 145
West Villages Improvement District Special Assessment
210 5.000 05/01/50 227
Westside Community Development District Special Assessment
(Þ) 100 4.100 05/01/37 104
Westside Community Development District Special Assessment
(Þ) 100 4.125 05/01/38 104
Westside Community Development District Special Assessment
815 4.000 05/01/50 830
Wildblue Community Development District Special Assessment
(Þ) 125 4.250 06/15/39 133
Wildblue Community Development District Special Assessment
(Þ) 225 4.375 06/15/49 236
Winding Cypress Community Development District Special Assessment
100 5.000 11/01/45 106
Winding Cypress Community Development District Special Assessment
100 5.000 11/01/49 106
Windward Community Development District Special Assessment
115 4.400 11/01/35 115
104,748
Georgia - 1.7%
Cobb County Development Authority Revenue Bonds
1,500 5.000 07/15/38 1,593
Fulton County Development Authority Revenue Bonds
4,750 4.000 04/01/50 5,260
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds
100 5.125 03/01/52 89
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds
1,000 4.000 08/01/38 1,109
Main Street Natural Gas, Inc. Revenue Bonds
350 5.000 05/15/43 409
Main Street Natural Gas, Inc. Revenue Bonds
1,450 5.000 05/15/49 2,013
Milledgeville & Baldwin County Development Authority Revenue Bonds
(USD 3
Month LIBOR + 0.600%)(µ)(Ê) 605 1.560 10/01/24 604
Milledgeville & Baldwin County Development Authority Revenue Bonds
(USD 3
Month LIBOR + 0.650%)(µ)(Ê) 1,225 1.610 10/01/33 1,171
Municipal Electric Authority of Georgia Revenue Bonds
2,985 4.000 01/01/49 3,276
Municipal Electric Authority of Georgia Revenue Bonds
1,000 5.000 01/01/49 1,180
Municipal Electric Authority of Georgia Revenue Bonds
1,000 5.000 01/01/56 1,182
Private Colleges & Universities Authority Revenue Bonds
1,000 5.000 10/01/40 1,074
Rockdale County Development Authority Revenue Bonds
(Þ) 225 4.000 01/01/38 240
19,200
Guam - 1.0%
Guam Department of Education Certificate Of Participation
750 4.250 02/01/30 756
Guam Department of Education Certificate Of Participation
385 5.000 02/01/40 392
Guam Government Waterworks Authority Revenue Bonds
50 5.000 07/01/33 58
Guam Government Waterworks Authority Revenue Bonds
4,090 5.000 07/01/35 4,495
Guam Government Waterworks Authority Revenue Bonds
80 5.000 07/01/36 93
Guam Government Waterworks Authority Revenue Bonds
60 5.000 07/01/37 69
Guam Government Waterworks Authority Revenue Bonds
1,120 5.500 07/01/43 1,272
Guam Government Waterworks Authority Revenue Bonds
1,215 5.000 01/01/46 1,357
Guam Government Waterworks Authority Revenue Bonds
185 5.000 01/01/50 221
Port Authority of Guam Revenue Bonds
200 5.000 07/01/37 234
Territory of Guam Revenue Bonds
500 5.000 12/01/31 568
Territory of Guam Revenue Bonds
2,000 5.125 01/01/42 2,055

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 591
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Territory of Guam Revenue Bonds
200 5.000 12/01/46 222
11,792
Hawaii - 0.2%
State of Hawaii Department of Budget & Finance Revenue Bonds
(Þ) 2,210 5.000 01/01/30 2,089
State of Hawaii Department of Budget & Finance Revenue Bonds
625 3.200 07/01/39 633
2,722
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds
825 2.750 10/01/24 838
Idaho Health Facilities Authority Revenue Bonds
400 5.000 09/01/37 444
1,282
Illinois - 11.1%
Bridgeview Finance Corp Sales Tax Revenue Bonds
2,100 5.000 12/01/37 1,972
Chicago Board of Education Capital Improvement Tax Bonds Revenue Bonds
500 5.750 04/01/35 574
Chicago Board of Education General Obligation Unlimited
(µ) 75 3.634 12/01/27 61
Chicago Board of Education General Obligation Unlimited
(µ) 500 5.000 12/01/28 623
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000 12/01/29 1,229
Chicago Board of Education General Obligation Unlimited
(µ) 345 5.078 12/01/29 256
Chicago Board of Education General Obligation Unlimited
(µ) 50 3.929 12/01/30 35
Chicago Board of Education General Obligation Unlimited
(µ) 375 4.044 12/01/31 255
Chicago Board of Education General Obligation Unlimited
(µ) 1,825 5.000 12/01/31 2,041
Chicago Board of Education General Obligation Unlimited
(µ) 250 5.000 12/01/32 302
Chicago Board of Education General Obligation Unlimited
150 5.125 12/01/32 159
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000 12/01/33 1,203
Chicago Board of Education General Obligation Unlimited
1,200 5.000 12/01/34 1,298
Chicago Board of Education General Obligation Unlimited
1,000 5.000 01/01/35 1,017
Chicago Board of Education General Obligation Unlimited
115 5.250 12/01/35 122
Chicago Board of Education General Obligation Unlimited
75 5.250 12/01/39 79
Chicago Board of Education General Obligation Unlimited
1,505 5.500 12/01/39 1,525
Chicago Board of Education General Obligation Unlimited
1,100 5.000 12/01/41 1,108
Chicago Board of Education General Obligation Unlimited
100 5.000 04/01/42 107
Chicago Board of Education General Obligation Unlimited
(Þ) 2,000 7.000 12/01/42 2,482
Chicago Board of Education General Obligation Unlimited
2,325 7.000 12/01/44 2,738
Chicago Board of Education General Obligation Unlimited
100 5.000 04/01/46 106
Chicago Board of Education General Obligation Unlimited
3,445 6.000 04/01/46 3,952
Chicago Board of Education General Obligation Unlimited
200 5.000 12/01/46 210
Chicago Board of Education General Obligation Unlimited
1,460 6.500 12/01/46 1,703
Chicago Board of Education General Obligation Unlimited
(Þ) 1,500 7.000 12/01/46 1,851
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000 01/01/46 1,121
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000 07/01/48 1,115
Chicago Sales Tax Securitization Corp. Revenue Bonds
100 5.000 01/01/36 120
Chicago Sales Tax Securitization Corp. Revenue Bonds
85 4.000 01/01/38 92
Chicago Sales Tax Securitization Corp. Revenue Bonds
110 4.000 01/01/39 119
Chicago Transit Authority Revenue Bonds
3,500 5.000 12/01/46 4,037
Chicago Wastewater Transmission Revenue Bonds
(µ) 75 5.250 01/01/42 90
Chicago Wastewater Transmission Revenue Bonds
(µ) 210 4.000 01/01/52 226
City of Chicago General Obligation Unlimited
(ae) 1,150 5.000 01/01/25 1,335
City of Chicago General Obligation Unlimited
205 5.000 01/01/27 217
City of Chicago General Obligation Unlimited
425 5.000 01/01/28 448
City of Chicago General Obligation Unlimited
500 5.250 01/01/28 524

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
592 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited
360 5.000 01/01/29 379
City of Chicago General Obligation Unlimited
345 4.605 01/01/30 239
City of Chicago General Obligation Unlimited
390 5.000 01/01/30 409
City of Chicago General Obligation Unlimited
(µ) 375 4.556 01/01/31 267
City of Chicago General Obligation Unlimited
650 5.000 01/01/31 687
City of Chicago General Obligation Unlimited
250 5.500 01/01/31 264
City of Chicago General Obligation Unlimited
340 5.000 01/01/32 357
City of Chicago General Obligation Unlimited
235 5.000 01/01/33 236
City of Chicago General Obligation Unlimited
100 5.250 01/01/35 100
City of Chicago General Obligation Unlimited
165 5.500 01/01/37 172
City of Chicago General Obligation Unlimited
2,000 5.000 01/01/38 2,045
City of Chicago General Obligation Unlimited
6,875 6.000 01/01/38 7,513
City of Chicago General Obligation Unlimited
2,465 5.500 01/01/42 2,553
City of Chicago General Obligation Unlimited
2,250 5.500 01/01/49 2,378
City of Chicago Waterworks Revenue Bonds
230 5.000 11/01/29 276
Cook County Community College District No. 508 General Obligation Unlimited
1,000 5.500 12/01/38 1,054
Illinois Finance Authority Revenue Bonds
(~)(Ê) 275 0.110 10/01/29 275
Illinois Finance Authority Revenue Bonds
(~)(ae)(Ê)(Þ) 3,060 4.750 08/01/30 3,104
Illinois Finance Authority Revenue Bonds
1,390 5.000 05/15/36 1,470
Illinois Finance Authority Revenue Bonds
1,000 5.000 09/01/36 1,119
Illinois Finance Authority Revenue Bonds
1,865 5.000 05/15/37 2,022
Illinois Finance Authority Revenue Bonds
630 5.000 12/01/37 676
Illinois Finance Authority Revenue Bonds
2,300 4.000 10/01/40 2,502
Illinois Finance Authority Revenue Bonds
100 5.100 12/01/43 28
Illinois Finance Authority Revenue Bonds
1,000 5.000 08/01/46 1,080
Illinois Finance Authority Revenue Bonds
100 5.000 09/01/46 108
Illinois Finance Authority Revenue Bonds
1,000 5.000 02/15/47 935
Illinois Finance Authority Revenue Bonds
100 5.000 05/15/47 107
Illinois Finance Authority Revenue Bonds
1,500 5.000 12/01/47 1,600
Illinois Finance Authority Revenue Bonds
(Þ) 555 6.125 04/01/49 566
Illinois Finance Authority Revenue Bonds
(~)(Ê) 2,600 0.060 08/15/49 2,600
Illinois Finance Authority Revenue Bonds
50 4.000 10/01/50 53
Illinois Finance Authority Revenue Bonds
100 5.000 12/01/53 60
Illinois Finance Authority Revenue Bonds
150 5.250 12/01/53 41
Illinois General Obligation Unlimited
1,625 5.000 11/01/25 1,752
Illinois General Obligation Unlimited
500 5.000 12/01/35 524
Illinois General Obligation Unlimited
240 5.000 05/01/42 247
Illinois General Obligation Unlimited
250 5.000 12/01/42 257
Illinois General Obligation Unlimited
240 5.000 05/01/43 247
Illinois State University Revenue Bonds
(µ) 250 5.000 04/01/36 301
Illinois State University Revenue Bonds
(µ) 225 5.000 04/01/37 270
Illinois State University Revenue Bonds
(µ) 200 5.000 04/01/38 237
Illinois State University Revenue Bonds
(µ) 275 5.000 04/01/39 324
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,190 Zero coupon 06/15/28 969
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 10 2.968 06/15/30 9
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 305 4.341 06/15/30 227
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,385 Zero coupon 12/15/32 923
Metropolitan Pier & Exposition Authority Revenue Bonds
4,000 4.000 06/15/50 4,013

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 593
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier & Exposition Authority Revenue Bonds
1,000 5.000 06/15/50 1,097
Metropolitan Pier & Exposition Authority Revenue Bonds
10,000 6.070 12/15/51 2,452
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 5.000 06/15/52 1,685
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,600 4.752 12/15/56 400
Metropolitan Pier & Exposition Authority Revenue Bonds
5,800 5.068 12/15/56 1,111
Metropolitan Pier & Exposition Authority Revenue Bonds
970 5.000 06/15/57 1,044
Sangamon County Water Reclamation District General Obligation Unlimited
1,750 4.000 01/01/49 1,941
Sangamon County Water Reclamation District General Obligation Unlimited
1,000 5.750 01/01/53 1,190
State of Illinois General Obligation Unlimited
355 5.000 08/01/21 364
State of Illinois General Obligation Unlimited
350 5.000 11/01/21 359
State of Illinois General Obligation Unlimited
1,270 5.000 02/01/27 1,389
State of Illinois General Obligation Unlimited
400 5.000 05/01/28 420
State of Illinois General Obligation Unlimited
700 5.000 10/01/28 771
State of Illinois General Obligation Unlimited
5,775 5.000 11/01/28 6,218
State of Illinois General Obligation Unlimited
1,000 5.000 05/01/29 1,046
State of Illinois General Obligation Unlimited
3,830 5.000 11/01/29 4,095
State of Illinois General Obligation Unlimited
(µ) 875 4.000 02/01/30 954
State of Illinois General Obligation Unlimited
(µ) 265 4.000 02/01/31 287
State of Illinois General Obligation Unlimited
2,750 5.000 05/01/32 2,926
State of Illinois General Obligation Unlimited
1,280 5.100 06/01/33 1,282
State of Illinois General Obligation Unlimited
1,000 5.000 10/01/33 1,059
State of Illinois General Obligation Unlimited
1,000 5.000 05/01/39 1,020
State of Illinois General Obligation Unlimited
100 5.500 05/01/39 110
State of Illinois General Obligation Unlimited
2,600 5.000 12/01/39 2,693
State of Illinois General Obligation Unlimited
1,000 4.000 10/01/40 956
State of Illinois General Obligation Unlimited
2,500 4.000 11/01/41 2,384
State of Illinois General Obligation Unlimited
1,910 4.500 12/01/41 1,899
State of Illinois General Obligation Unlimited
1,250 5.750 05/01/45 1,384
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax
100 5.800 03/01/37 82
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
(Þ) 100 5.000 01/01/55 101
Village of Morton Grove Tax Increment Revenue Tax Allocation
100 5.000 01/01/39 95
126,841
Indiana - 0.3%
Indiana Finance Authority Revenue Bonds
475 3.000 11/01/30 469
Indiana Finance Authority Revenue Bonds
100 4.000 09/15/44 102
Indiana Finance Authority Revenue Bonds
2,000 5.000 10/01/44 2,103
Indiana Finance Authority Revenue Bonds
405 5.500 08/15/45 406
Indiana Finance Authority Revenue Bonds
100 4.000 09/15/49 101
Indiana Finance Authority Revenue Bonds
50 5.000 07/01/55 53
Indiana Municipal Power Agency Revenue Bonds
250 5.000 01/01/42 293
3,527
Iowa - 0.5%
City of Coralville Revenue Bonds
1,070 4.000 05/01/31 1,013
Iowa Finance Authority Revenue Bonds
185 3.125 12/01/22 187
Iowa Higher Education Loan Authority Revenue Bonds
2,500 4.000 10/01/45 2,688
Iowa Tobacco Settlement Authority Revenue Bonds
160 5.375 06/01/38 162
Xenia Rural Water District Revenue Bonds
1,250 5.000 12/01/36 1,439
5,489
Kansas - 0.1%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
594 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Wichita Health Care Facilities Revenue Bonds
75 5.000 05/15/28 78
City of Wichita Health Care Facilities Revenue Bonds
75 5.000 05/15/29 78
City of Wichita Health Care Facilities Revenue Bonds
150 5.000 05/15/34 152
City of Wichita Health Care Facilities Revenue Bonds
60 5.000 05/15/50 57
Wyandotte County City Unified Government Revenue Bonds
455 4.500 06/01/40 450
815
Kentucky - 0.4%
Kentucky Asset / Liability Commission Revenue Bonds
(USD 3 Month LIBOR +
0.530%)(µ)(Ê) 1,275 0.990 11/01/27 1,249
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 150 4.000 06/01/37 166
Kentucky Economic Development Finance Authority Revenue Bonds
1,500 5.000 06/01/41 1,633
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 100 4.000 12/01/41 110
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 100 4.000 06/01/45 108
Kentucky Economic Development Finance Authority Revenue Bonds
130 5.000 08/01/49 153
Kentucky Public Energy Authority Revenue Bonds
(~)(ae)(Ê) 1,000 4.000 06/01/25 1,127
4,546
Louisiana - 1.3%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000 12/01/34 138
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000 12/01/39 135
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 4,270 0.140 08/01/35 4,270
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 250 0.140 12/01/40 250
Lakeshore Villages Master Community Development District Special Assessment
(Þ) 100 4.125 06/01/39 101
Lakeshore Villages Master Community Development District Special Assessment
(Þ) 200 4.375 06/01/48 203
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 80 5.000 10/01/39 95
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 150 4.000 10/01/41 165
Louisiana Public Facilities Authority Revenue Bonds
(~)(Ê) 675 0.110 04/02/23 675
Louisiana Public Facilities Authority Revenue Bonds
400 3.375 09/01/28 404
Louisiana Public Facilities Authority Revenue Bonds
375 3.500 06/01/30 381
Louisiana Public Facilities Authority Revenue Bonds
635 4.000 05/15/42 690
Louisiana Public Facilities Authority Revenue Bonds
750 5.000 05/15/46 870
Louisiana Public Facilities Authority Revenue Bonds
(µ) 335 3.000 06/01/50 338
Louisiana Public Facilities Authority Revenue Bonds
75 4.000 06/01/50 84
Louisiana Public Facilities Authority Revenue Bonds
275 5.000 07/01/59 315
New Orleans Aviation Board Revenue Bonds
2,000 5.000 01/01/45 2,217
New Orleans Aviation Board Revenue Bonds
150 5.000 01/01/48 167
Parish of St James Revenue Bonds
(~)(ae)(Ê)(Þ) 1,000 5.850 06/01/25 1,091
Parish of St James Revenue Bonds
(~)(ae)(Ê)(Þ) 100 6.100 06/01/30 118
Parish of St James Revenue Bonds
(Þ) 125 6.350 07/01/40 148
Parish of St John the Baptist Revenue Bonds
(~)(ae)(Ê) 20 2.000 04/01/23 20
Parish of St John the Baptist Revenue Bonds
(~)(ae)(Ê) 50 2.200 07/01/26 50
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 1,050 2.375 07/01/26 1,060
Port New Orleans Board of Commissioners Revenue Bonds
(µ) 1,000 5.000 04/01/48 1,173
15,158
Maine - 0.5%
City of Portland Maine General Airport Revenue Bonds
1,065 5.000 01/01/37 1,185
City of Portland Maine General Airport Revenue Bonds
1,295 5.000 01/01/38 1,438
Maine Health & Higher Educational Facilities Authority Revenue Bonds
2,000 5.000 07/01/33 2,116

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 595
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maine Health & Higher Educational Facilities Authority Revenue Bonds
500 5.000 07/01/43 595
Maine Health & Higher Educational Facilities Authority Revenue Bonds
115 4.000 07/01/45 129
Maine Health & Higher Educational Facilities Authority Revenue Bonds
140 4.000 07/01/50 156
5,619
Maryland - 0.8%
Baltimore Research Park Project Revenue Bonds
150 5.000 09/01/38 157
Baltimore Research Park Project Revenue Bonds
360 4.000 01/01/45 383
Baltimore Research Park Project Revenue Bonds
440 4.000 01/01/50 465
Baltimore Research Park Project Tax Allocation
(Þ) 100 3.500 06/01/39 94
Baltimore Research Park Project Tax Allocation
(Þ) 100 3.625 06/01/46 93
City of Brunswick Special Tax
100 5.000 07/01/36 105
County of Frederick Educational Facilities Revenue Bonds
(Þ) 1,705 5.000 09/01/45 1,769
County of Frederick Special Tax
235 4.000 07/01/50 230
County of Prince George's Special Obligation Tax Allocation
(Þ) 115 5.250 07/01/48 121
Maryland Economic Development Corp. Revenue Bonds
1,100 4.000 07/01/39 1,206
Maryland Economic Development Corp. Revenue Bonds
200 5.000 06/01/49 214
Maryland Economic Development Corp. Revenue Bonds
125 5.000 06/01/58 131
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
50 3.000 10/01/34 49
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
(~)(Ê) 400 0.100 04/01/35 400
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
600 5.250 01/01/37 646
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
25 4.000 10/01/40 27
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,250 5.000 07/01/43 1,362
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/45 1,107
8,559
Massachusetts - 1.0%
Commonwealth of Massachusetts General Obligation Limited
1,500 4.000 05/01/39 1,740
Commonwealth of Massachusetts General Obligation Unlimited
(USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 285 1.030 05/01/37 276
Massachusetts Development Finance Agency Revenue Bonds
1,415 5.000 09/01/35 1,563
Massachusetts Development Finance Agency Revenue Bonds
1,580 5.000 10/01/35 1,560
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 1,250 5.000 10/01/37 1,340
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 100 5.000 11/15/38 107
Massachusetts Development Finance Agency Revenue Bonds
2,005 5.000 07/01/44 2,232
Massachusetts Development Finance Agency Revenue Bonds
(µ) 125 4.000 10/01/45 141
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 150 5.125 11/15/46 159
Massachusetts Development Finance Agency Revenue Bonds
(~)(Ê) 2,400 0.100 08/15/48 2,400
11,518
Michigan - 2.7%
City of Detroit General Obligation Limited
(~)(Ê) 2,500 6.000 04/01/34 2,026
City of Detroit General Obligation Unlimited
1,000 5.000 04/01/29 1,089
City of Detroit General Obligation Unlimited
100 5.500 04/01/31 114
City of Detroit General Obligation Unlimited
100 5.500 04/01/32 114
City of Detroit General Obligation Unlimited
100 5.500 04/01/33 113
City of Detroit General Obligation Unlimited
1,000 5.000 04/01/34 1,075
City of Detroit General Obligation Unlimited
50 5.500 04/01/34 57
City of Detroit General Obligation Unlimited
50 5.500 04/01/35 57
City of Detroit General Obligation Unlimited
535 5.500 04/01/36 604
City of Detroit General Obligation Unlimited
565 5.500 04/01/37 637
City of Detroit General Obligation Unlimited
100 5.500 04/01/38 113

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
596 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited
100 5.500 04/01/39 112
City of Detroit General Obligation Unlimited
100 5.500 04/01/40 112
City of Detroit General Obligation Unlimited
570 5.500 04/01/45 637
City of Detroit General Obligation Unlimited
175 5.500 04/01/50 195
City of Detroit Sewage Disposal System Revenue Bonds
(µ)(ae) 500 5.000 07/01/22 539
City of Detroit Sewage Disposal System Revenue Bonds
(ae) 2,010 5.250 07/01/22 2,176
City of Detroit Water Supply System Revenue Bonds
(ae) 1,570 5.000 07/01/21 1,620
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 2,250 5.000 07/01/48 2,498
Grand Rapids Charter Township Revenue Bonds
200 5.000 05/15/37 221
Grand Rapids Charter Township Revenue Bonds
100 5.000 05/15/44 108
Karegnondi Water Authority Revenue Bonds
75 5.000 11/01/45 89
Michigan Finance Authority Revenue Bonds
1,000 3.875 10/01/23 1,033
Michigan Finance Authority Revenue Bonds
700 4.000 02/01/29 717
Michigan Finance Authority Revenue Bonds
300 5.000 07/01/33 351
Michigan Finance Authority Revenue Bonds
(µ) 1,000 5.000 07/01/36 1,135
Michigan Finance Authority Revenue Bonds
1,635 5.000 02/01/37 1,655
Michigan Finance Authority Revenue Bonds
25 4.000 09/01/45 27
Michigan Finance Authority Revenue Bonds
1,815 5.500 11/15/45 1,884
Michigan Finance Authority Revenue Bonds
275 5.000 11/15/48 332
Michigan Finance Authority Revenue Bonds
85 5.000 06/01/49 99
Michigan Finance Authority Revenue Bonds
25 4.000 09/01/50 27
Michigan Finance Authority Revenue Bonds
325 4.000 11/15/50 356
Michigan Finance Authority Revenue Bonds
16,300 Zero coupon 06/01/65 1,856
Michigan Strategic Fund Revenue Bonds
(µ) 435 4.500 06/30/48 489
Michigan Strategic Fund Revenue Bonds
3,000 5.000 06/30/48 3,398
Michigan Tobacco Settlement Finance Authority Revenue Bonds
125 5.000 05/15/37 138
Michigan Tobacco Settlement Finance Authority Revenue Bonds
1,000 5.000 11/15/43 1,076
Michigan Tobacco Settlement Finance Authority Revenue Bonds
100 5.000 05/15/44 108
Michigan Tobacco Settlement Finance Authority Revenue Bonds
4,255 9.111 06/01/52 425
Star International Academy Revenue Bonds
450 5.000 03/01/30 507
Star International Academy Revenue Bonds
500 5.000 03/01/33 556
30,475
Minnesota - 1.1%
City of Blaine Healthcare Revenue Bonds
1,400 6.125 07/01/45 1,292
City of Forest Lake Charter School Lease Revenue Bonds
500 5.250 08/01/43 549
City of Ham Lake Minnesota Revenue Bonds
2,000 5.000 11/01/36 2,160
City of Minneapolis Charter Lease Revenue Bonds
(Þ) 1,400 5.000 12/01/32 1,508
City of St Cloud  Revenue Bonds
380 5.000 05/01/48 454
City of St Cloud  Revenue Bonds
125 4.000 05/01/49 138
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
200 4.250 02/15/48 216
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
2,500 5.000 02/15/48 2,885
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
1,425 5.250 02/15/53 1,673
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
1,000 5.625 12/01/55 958
Duluth Independent School District No 709 Certificate of Participation
35 3.250 03/01/25 36
Duluth Independent School District No 709 Certificate of Participation
40 4.000 03/01/26 42
Duluth Independent School District No 709 Certificate of Participation
45 4.000 03/01/29 47
Duluth Independent School District No 709 Certificate of Participation
75 4.000 03/01/32 77
Duluth Independent School District No 709 Certificate of Participation
40 4.200 03/01/34 41

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 597
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds
350 6.000 09/01/51 401
Minnesota Higher Education Facilities Authority Revenue Bonds
100 4.000 12/01/40 105
St. Paul Housing & Redevelopment Authority Revenue Bonds
(Þ) 140 5.250 07/01/33 151
St. Paul Housing & Redevelopment Authority Revenue Bonds
(Þ) 230 5.500 07/01/38 249
State of Minnesota Higher Education Facilities Authority Revenue Bonds
100 5.000 05/01/47 106
13,088
Mississippi - 1.4%
Mississippi Business Finance Corp. Revenue Bonds
(Þ) 1,670 4.000 10/15/30 1,580
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 300 0.110 12/01/30 300
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 4,050 0.130 12/01/30 4,050
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 3,440 0.140 12/01/30 3,440
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 100 0.140 12/01/30 100
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 6,750 0.130 11/01/35 6,750
16,220
Missouri - 0.5%
Branson Industrial Development Authority Tax Allocation
135 5.500 06/01/29 131
Cape Girardeau County Industrial Development Authority Revenue Bonds
75 5.000 03/01/36 81
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
1,560 5.000 05/01/40 1,620
I-470 Western Gateway Transportation Development District Revenue Bonds
(Þ) 250 5.250 12/01/48 254
Industrial Development Authority of the City of St. Louis Revenue Bonds
100 4.750 11/15/47 88
Kansas City Land Clearance Redevelopment Authority Tax Allocation
(Þ) 1,500 5.000 02/01/40 1,545
Missouri State Health & Educational Facilities Authority Revenue Bonds
155 5.000 09/01/43 176
Missouri State Health & Educational Facilities Authority Revenue Bonds
130 5.000 09/01/48 146
St. Louis County Industrial Development Authority Revenue Bonds
650 5.000 08/15/30 661
State Louis Land Clearance for Redevelopment Authority Revenue Bonds
500 4.000 06/01/41 517
5,219
Montana - 0.2%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds
1,500 5.000 07/01/43 1,716
Nevada - 0.4%
Carson City Hospital Revenue Bonds
1,025 5.000 09/01/47 1,157
Henderson Local Improvement Districts Special Assessment
50 4.000 09/01/35 50
Las Vegas Convention & Visitors Authority Revenue Bonds
70 5.000 07/01/29 84
Las Vegas Convention & Visitors Authority Revenue Bonds
50 5.000 07/01/30 58
Las Vegas Convention & Visitors Authority Revenue Bonds
35 5.000 07/01/35 41
Las Vegas Convention & Visitors Authority Revenue Bonds
155 5.000 07/01/43 178
Las Vegas Convention & Visitors Authority Revenue Bonds
80 4.000 06/01/49 80
Las Vegas Convention & Visitors Authority Revenue Bonds
50 5.000 12/01/49 53
Las Vegas Redevelopment Agency Tax Allocation
250 5.000 06/15/45 274
Las Vegas Special Improvement District 607 Special Assessment
170 5.000 06/01/24 184
Las Vegas Special Improvement District No. 813 Special Assessment
20 4.250 06/01/37 20
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.375 06/01/42 25
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.500 06/01/47 25
Nevada Department of Business & Industry Revenue Bonds
(Þ) 1,100 5.000 07/15/37 1,179
Tahoe-Douglas Visitors Authority Revenue Bonds
1,000 5.000 07/01/34 1,099
Tahoe-Douglas Visitors Authority Revenue Bonds
165 5.000 07/01/45 175
Tahoe-Douglas Visitors Authority Revenue Bonds
175 5.000 07/01/51 185
4,867
New Hampshire - 0.6%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
598 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Business Finance Authority Revenue Bonds
(SIFMA Municipal
Swap Index + 0.750%)(ae)(Ê) 1,000 0.870 10/01/21 1,000
New Hampshire Business Finance Authority Revenue Bonds
(~)(Ê)(Þ) 100 2.950 04/01/29 99
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê)(Þ) 180 3.625 07/02/40 177
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê)(Þ) 310 3.750 07/02/40 305
New Hampshire Health and Education Facilities Authority Revenue Bonds
350 5.000 08/01/32 425
New Hampshire Health and Education Facilities Authority Revenue Bonds
370 5.000 08/01/33 447
New Hampshire Health and Education Facilities Authority Revenue Bonds
390 5.000 08/01/34 470
New Hampshire Health and Education Facilities Authority Revenue Bonds
415 5.000 08/01/35 499
New Hampshire Health and Education Facilities Authority Revenue Bonds
430 5.000 08/01/36 515
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000 10/01/36 537
New Hampshire Health and Education Facilities Authority Revenue Bonds
455 5.000 08/01/37 543
New Hampshire Health and Education Facilities Authority Revenue Bonds
480 5.000 08/01/38 572
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000 08/01/39 594
New Hampshire Health and Education Facilities Authority Revenue Bonds
525 5.000 08/01/40 622
6,805
New Jersey - 5.1%
City of Atlantic City General Obligation Unlimited
500 5.000 12/01/24 499
City of Atlantic City General Obligation Unlimited
450 5.000 12/01/25 445
City of Atlantic City General Obligation Unlimited
270 5.000 12/01/28 263
City of Atlantic City General Obligation Unlimited
(µ) 225 5.000 03/01/32 271
City of Atlantic City General Obligation Unlimited
(µ) 35 5.000 03/01/37 41
City of Atlantic City General Obligation Unlimited
(µ) 45 5.000 03/01/42 53
New Jersey Economic Development Authority Revenue Bonds
1,350 5.125 09/15/23 1,383
New Jersey Economic Development Authority Revenue Bonds
(µ) 1,360 7.425 02/15/29 1,680
New Jersey Economic Development Authority Revenue Bonds
2,000 5.250 09/15/29 2,042
New Jersey Economic Development Authority Revenue Bonds
500 4.000 07/01/32 527
New Jersey Economic Development Authority Revenue Bonds
500 5.000 07/01/32 492
New Jersey Economic Development Authority Revenue Bonds
500 5.000 06/15/41 552
New Jersey Economic Development Authority Revenue Bonds
(µ) 200 5.000 06/01/42 231
New Jersey Economic Development Authority Revenue Bonds
635 5.000 06/15/42 709
New Jersey Economic Development Authority Revenue Bonds
1,500 5.375 01/01/43 1,640
New Jersey Economic Development Authority Revenue Bonds
5,000 5.000 11/01/44 5,614
New Jersey Economic Development Authority Revenue Bonds
100 5.000 07/01/47 92
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000 07/15/47 1,109
New Jersey Economic Development Authority Revenue Bonds
675 5.000 10/01/47 728
New Jersey Economic Development Authority Revenue Bonds
1,250 5.000 01/01/48 1,161
New Jersey Educational Facilities Authority Revenue Bonds
200 4.000 07/01/42 172
New Jersey Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/46 994
New Jersey Educational Facilities Authority Revenue Bonds
500 3.000 07/01/50 474
New Jersey Health Care Facilities Financing Authority Revenue Bonds
100 5.000 07/01/30 118
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 300 4.125 07/01/38 317
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 150 5.000 07/01/46 165
New Jersey Transportation Trust Fund Authority Revenue Bonds
(ae) 400 5.500 06/15/21 413
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,400 3.912 12/15/26 1,190
New Jersey Transportation Trust Fund Authority Revenue Bonds
600 4.302 12/15/29 453
New Jersey Transportation Trust Fund Authority Revenue Bonds
530 5.000 06/15/30 607
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 2,160 4.168 12/15/30 1,595
New Jersey Transportation Trust Fund Authority Revenue Bonds
290 5.000 06/15/31 330

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 599
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 4.000 12/15/31 395
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.403 12/15/32 524
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 500 3.965 12/15/33 340
New Jersey Transportation Trust Fund Authority Revenue Bonds
730 4.465 12/15/33 464
New Jersey Transportation Trust Fund Authority Revenue Bonds
450 5.000 12/15/33 514
New Jersey Transportation Trust Fund Authority Revenue Bonds
100 4.526 12/15/34 61
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 975 4.823 12/15/34 641
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 5.000 12/15/35 421
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 4,950 5.130 12/15/35 2,954
New Jersey Transportation Trust Fund Authority Revenue Bonds
550 5.591 12/15/35 321
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 125 4.342 12/15/36 71
New Jersey Transportation Trust Fund Authority Revenue Bonds
3,755 4.668 12/15/36 2,094
New Jersey Transportation Trust Fund Authority Revenue Bonds
460 5.000 12/15/36 521
New Jersey Transportation Trust Fund Authority Revenue Bonds
6,735 4.649 12/15/37 3,589
New Jersey Transportation Trust Fund Authority Revenue Bonds
675 5.000 06/15/38 727
New Jersey Transportation Trust Fund Authority Revenue Bonds
320 4.250 12/15/38 341
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,060 5.000 06/15/42 1,107
New Jersey Transportation Trust Fund Authority Revenue Bonds
400 4.000 06/15/44 412
New Jersey Turnpike Authority Revenue Bonds
1,785 4.000 01/01/48 1,974
South Jersey Port Corp. Revenue Bonds
1,645 5.000 01/01/36 1,814
South Jersey Port Corp. Revenue Bonds
1,450 5.000 01/01/48 1,558
South Jersey Port Corp. Revenue Bonds
2,000 5.000 01/01/49 2,199
South Jersey Transportation Authority LLC Revenue Bonds
315 5.000 11/01/26 358
South Jersey Transportation Authority LLC Revenue Bonds
945 5.000 11/01/39 1,037
South Jersey Transportation Authority LLC Revenue Bonds
4,500 4.000 11/01/50 4,871
Tobacco Settlement Financing Corp. Revenue Bonds
1,640 5.000 06/01/46 1,858
Union County Improvement Authority Revenue Bonds
(Þ) 500 6.750 12/01/41 496
58,022
New Mexico - 0.0%
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
50 4.000 09/01/33 57
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
75 4.000 09/01/40 82
139
New York - 7.1%
Brooklyn Arena Local Development Corp. Revenue Bonds
250 5.000 07/15/25 280
Brooklyn Arena Local Development Corp. Revenue Bonds
175 5.000 07/15/26 199
Brooklyn Arena Local Development Corp. Revenue Bonds
125 5.000 07/15/28 142
Brooklyn Arena Local Development Corp. Revenue Bonds
195 5.000 07/15/42 212
Brooklyn Arena Local Development Corp. Revenue Bonds
(µ) 30 3.000 07/15/43 30
Brooklyn Arena Local Development Corp. Revenue Bonds
(µ) 180 4.000 04/01/50 201
City of New York General Obligation Unlimited
(~)(Ê) 3,500 1.450 03/01/40 3,500
City of New York General Obligation Unlimited
275 5.000 03/01/44 324
Dutchess County Industrial Development Agency Revenue Bonds
1,000 4.500 08/01/36 932
Hempstead Town Local Development Corp. Revenue Bonds
25 5.000 07/01/30 29
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000 07/01/33 40
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000 07/01/35 39
Hempstead Town Local Development Corp. Revenue Bonds
30 5.000 07/01/36 34
Hempstead Town Local Development Corp. Revenue Bonds
20 5.000 07/01/38 22
Jefferson County Civic Facility Development Corp. Revenue Bonds
1,000 4.000 11/01/32 1,076
Metropolitan Transportation Authority Revenue Bonds
245 4.000 02/01/22 245

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
600 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds
5,285 5.000 02/01/23 5,373
Metropolitan Transportation Authority Revenue Bonds
150 5.000 11/15/25 161
Metropolitan Transportation Authority Revenue Bonds
95 5.000 11/15/27 103
Metropolitan Transportation Authority Revenue Bonds
150 5.000 11/15/28 161
Metropolitan Transportation Authority Revenue Bonds
60 5.000 11/15/29 64
Metropolitan Transportation Authority Revenue Bonds
140 4.000 11/15/32 141
Metropolitan Transportation Authority Revenue Bonds
295 5.000 11/15/33 288
Metropolitan Transportation Authority Revenue Bonds
50 4.000 11/15/35 50
Metropolitan Transportation Authority Revenue Bonds
160 5.000 11/15/38 164
Metropolitan Transportation Authority Revenue Bonds
115 5.000 11/15/39 119
Metropolitan Transportation Authority Revenue Bonds
30 5.250 11/15/39 31
Metropolitan Transportation Authority Revenue Bonds
15 Zero coupon 11/15/40 6
Metropolitan Transportation Authority Revenue Bonds
2,500 5.000 11/15/40 2,607
Metropolitan Transportation Authority Revenue Bonds
240 5.000 11/15/43 246
Metropolitan Transportation Authority Revenue Bonds
1,580 5.000 11/15/44 1,709
Metropolitan Transportation Authority Revenue Bonds
1,585 4.000 11/15/45 1,572
Metropolitan Transportation Authority Revenue Bonds
440 4.750 11/15/45 466
Metropolitan Transportation Authority Revenue Bonds
1,300 5.000 11/15/45 1,411
Metropolitan Transportation Authority Revenue Bonds
3,000 4.000 11/15/50 3,000
Metropolitan Transportation Authority Revenue Bonds
340 5.000 11/15/50 367
Metropolitan Transportation Authority Revenue Bonds
450 5.250 11/15/55 496
New York City Housing Development Corp. Revenue Bonds
600 3.500 02/15/48 621
New York City Industrial Development Agency Revenue Bonds
(µ) 2,175 5.000 01/01/39 2,175
New York City Water & Sewer System Revenue Bonds
1,975 4.000 06/15/40 2,274
New York City Water & Sewer System Revenue Bonds
(~)(Ê) 3,500 1.450 06/15/50 3,500
New York Counties Tobacco Trust IV Revenue Bonds
8,455 Zero coupon 06/01/60 286
New York Liberty Development Corp. Revenue Bonds
(Þ) 1,430 5.000 11/15/44 1,464
New York Liberty Development Corp. Revenue Bonds
(µ) 250 3.000 03/01/49 248
New York State Dormitory Authority Revenue Bonds
(Þ) 900 5.000 12/01/29 1,058
New York State Dormitory Authority Revenue Bonds
(Þ) 400 5.000 12/01/35 446
New York State Dormitory Authority Revenue Bonds
125 4.000 09/01/45 135
New York State Dormitory Authority Revenue Bonds
2,000 4.000 07/01/50 2,226
New York State Dormitory Authority Revenue Bonds
(µ) 355 3.000 09/01/50 352
New York State Dormitory Authority Revenue Bonds
330 4.000 09/01/50 354
New York State Environmental Facilities Corp. Revenue Bonds
(~)(ae)(Ê) 250 2.750 09/02/25 251
New York State Urban Development Corp. Revenue Bonds
10,000 4.000 03/15/34 11,771
New York Transportation Development Corp. Revenue Bonds
1,800 5.000 08/01/26 1,807
New York Transportation Development Corp. Revenue Bonds
70 5.000 01/01/29 76
New York Transportation Development Corp. Revenue Bonds
1,000 5.000 01/01/30 1,083
New York Transportation Development Corp. Revenue Bonds
325 4.000 10/01/30 333
New York Transportation Development Corp. Revenue Bonds
1,355 5.250 08/01/31 1,394
New York Transportation Development Corp. Revenue Bonds
100 5.000 01/01/33 108
New York Transportation Development Corp. Revenue Bonds
1,315 4.000 07/01/33 1,366
New York Transportation Development Corp. Revenue Bonds
1,055 5.000 10/01/35 1,150
New York Transportation Development Corp. Revenue Bonds
1,825 4.000 01/01/36 1,819
New York Transportation Development Corp. Revenue Bonds
430 5.375 08/01/36 445
New York Transportation Development Corp. Revenue Bonds
2,775 5.000 10/01/40 2,971
New York Transportation Development Corp. Revenue Bonds
2,900 4.375 10/01/45 2,932

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 601
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds
(µ) 1,000 4.000 07/01/46 1,042
New York Transportation Development Corp. Revenue Bonds
475 5.000 07/01/46 508
New York Transportation Development Corp. Revenue Bonds
3,825 5.250 01/01/50 4,119
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/32 35
Oneida County Local Development Corp. Revenue Bonds
(µ) 35 4.000 12/01/33 41
Oneida County Local Development Corp. Revenue Bonds
(µ) 50 4.000 12/01/34 58
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/35 35
Oneida County Local Development Corp. Revenue Bonds
(µ) 40 4.000 12/01/36 46
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/37 69
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/38 34
Oneida County Local Development Corp. Revenue Bonds
(µ) 215 3.000 12/01/39 223
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 3.000 12/01/40 62
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 4.000 12/01/49 134
Port Authority of New York & New Jersey Revenue Bonds
265 4.000 07/15/55 291
Port Authority of New York & New Jersey Revenue Bonds
315 4.000 07/15/60 344
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
2,350 6.625 06/01/44 2,423
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
250 6.000 06/01/48 250
TSASC, Inc. Revenue Bonds
2,500 5.000 06/01/48 2,582
Westchester County Local Development Corp. Revenue Bonds
125 5.000 11/01/46 136
Yonkers Economic Development Corp.
50 5.000 10/15/40 49
Yonkers Economic Development Corp.
75 5.000 10/15/50 73
Yonkers New York Economic Development Corp. Revenue Bonds
25 5.000 10/15/39 27
Yonkers New York Economic Development Corp. Revenue Bonds
30 5.000 10/15/49 32
Yonkers New York Economic Development Corp. Revenue Bonds
30 5.000 10/15/54 32
81,130
North Carolina - 0.7%
North Carolina Department of Transportation Revenue Bonds
75 5.000 12/31/37 80
North Carolina Medical Care Commission Revenue Bonds
1,620 5.000 10/01/42 1,714
North Carolina Medical Care Commission Revenue Bonds
1,105 5.000 07/01/44 1,175
North Carolina Medical Care Commission Revenue Bonds
50 5.000 10/01/45 54
North Carolina Medical Care Commission Revenue Bonds
1,000 5.000 01/01/49 1,070
North Carolina Medical Care Commission Revenue Bonds
100 5.000 10/01/50 107
North Carolina Turnpike Authority Revenue Bonds
2,000 5.000 01/01/49 2,371
North Carolina Turnpike Authority Revenue Bonds
1,000 5.000 07/01/51 1,109
North Carolina Turnpike Authority Revenue Bonds
50 4.000 01/01/55 54
7,734
North Dakota - 0.4%
County of Burleigh North Dakota Revenue Bonds
705 5.200 04/15/46 685
County of Ward Health Care Facilities Revenue Bonds
1,000 5.000 06/01/38 1,109
County of Ward Health Care Facilities Revenue Bonds
2,500 5.000 06/01/48 2,716
4,510
Ohio - 3.4%
Akron Bath Copley Joint Township Hospital District Revenue Bonds
3,000 5.250 11/15/46 3,476
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
40 4.000 06/01/37 47
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000 06/01/38 64
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000 06/01/39 64
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
300 3.000 06/01/48 287
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
1,230 4.000 06/01/48 1,333
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
7,695 5.000 06/01/55 8,233

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
602 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
4,525 6.259 06/01/57 641
Centerville Health Care Revenue Bonds
100 5.250 11/01/37 104
Centerville Health Care Revenue Bonds
150 5.250 11/01/50 153
Cleveland-Cuyahoga County Port Authority Revenue Bonds
1,000 4.000 08/01/44 1,068
Columbus-Franklin County Finance Authority Revenue Bonds
1,505 4.000 11/15/38 1,539
County of Cuyahoga Hospital Revenue Bonds
2,140 5.000 02/15/42 2,411
County of Darke Revenue Bonds
50 4.000 09/01/40 52
County of Darke Revenue Bonds
50 4.000 09/01/45 52
County of Darke Revenue Bonds
75 5.000 09/01/49 79
County of Lucas Hospital Revenue Bonds
1,650 5.250 11/15/48 1,867
Cuyahoga County Hospital Revenue Bonds
1,000 5.000 02/15/37 1,143
Cuyahoga County Hospital Revenue Bonds
2,000 5.000 02/15/57 2,223
Cuyahoga County Hospital Revenue Bonds
2,000 5.500 02/15/57 2,317
Franklin County Convention Facilities Authority Revenue Bonds
500 5.000 12/01/51 500
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 100 3.750 01/15/28 109
Ohio Air Quality Development Authority Revenue Bonds
230 3.250 09/01/29 232
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 120 4.250 01/15/38 128
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 1,190 4.500 01/15/48 1,272
Ohio Higher Educational Facility Commission Revenue Bonds
1,385 5.250 12/01/43 1,399
Ohio Higher Educational Facility Commission Revenue Bonds
2,000 5.000 11/01/44 2,127
Ohio Higher Educational Facility Commission Revenue Bonds
300 5.000 12/01/50 322
Port of Greater Cincinnati Development Authority Revenue Bonds
3,175 5.000 11/15/45 3,525
Southern Ohio Port Authority Revenue Bonds
(Þ) 625 7.000 12/01/42 625
State of Ohio Hospital Revenue Bonds
(Þ) 110 5.000 12/01/38 117
State of Ohio Hospital Revenue Bonds
350 3.000 01/15/45 354
State of Ohio Hospital Revenue Bonds
(Þ) 275 5.000 12/01/48 287
Toledo-Lucas Port Authority Revenue Bonds
925 5.000 07/01/39 943
39,093
Oklahoma - 0.5%
Norman Regional Hospital Authority Revenue Bonds
1,500 5.000 09/01/37 1,703
Oklahoma Development Finance Authority Revenue Bonds
2,040 5.000 08/01/47 796
Oklahoma Development Finance Authority Revenue Bonds
(µ) 500 4.000 08/15/52 545
Oklahoma Development Finance Authority Revenue Bonds
660 5.250 08/01/57 257
Oklahoma Development Finance Authority Revenue Bonds
500 5.500 08/15/57 580
Tulsa Airports Improvement Trust Revenue Bonds
(~)(ae)(Ê) 1,305 5.000 06/01/25 1,319
Tulsa County Industrial Authority Revenue Bonds
1,000 5.250 11/15/37 1,068
6,268
Oregon - 0.7%
Astoria Hospital Facilities Authority Revenue Bonds
740 5.000 08/01/41 846
Clackamas County Hospital Facility Authority Revenue Bonds
500 5.125 11/15/40 529
Clackamas County Hospital Facility Authority Revenue Bonds
25 5.375 11/15/55 26
Medford Hospital Facilities Authority Revenue Bonds
(µ) 275 4.000 08/15/45 314
Medford Hospital Facilities Authority Revenue Bonds
100 5.000 08/15/45 121
Medford Hospital Facilities Authority Revenue Bonds
215 4.000 08/15/50 238
Medford Hospital Facilities Authority Revenue Bonds
810 5.000 08/15/50 978
Oregon State Facilities Authority Revenue Bonds
(ae) 30 5.000 10/01/26 38
Oregon State Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/36 992
Oregon State Facilities Authority Revenue Bonds
2,500 5.000 04/01/45 2,731
Oregon State Facilities Authority Revenue Bonds
470 5.000 10/01/46 532

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 603
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oregon State Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/48 974
8,319
Pennsylvania - 4.5%
Allegheny County Hospital Development Authority Revenue Bonds
1,865 4.000 04/01/44 2,024
Allegheny County Industrial Development Authority Revenue Bonds
250 4.875 11/01/24 238
Allegheny County Industrial Development Authority Revenue Bonds
150 5.125 05/01/30 135
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 910 5.000 05/01/28 974
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 500 5.000 05/01/32 530
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 1,000 5.000 05/01/33 1,062
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
1,000 5.000 05/01/42 1,033
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 3,500 5.000 05/01/42 3,641
Berks County Municipal Authority Revenue Bonds
1,225 5.000 10/01/49 1,192
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 11/01/29 55
Bucks County Industrial Development Authority Revenue Bonds
60 5.000 11/01/30 66
Bucks County Industrial Development Authority Revenue Bonds
75 5.000 11/01/34 81
Bucks County Industrial Development Authority Revenue Bonds
100 5.000 10/01/37 108
Bucks County Industrial Development Authority Revenue Bonds
300 5.000 11/01/47 315
Chester County Health & Education Facilities Authority Revenue Bonds
795 5.000 11/01/24 750
Chester County Health & Education Facilities Authority Revenue Bonds
625 5.000 11/01/25 580
Chester County Health & Education Facilities Authority Revenue Bonds
1,985 5.000 11/01/37 1,596
Chester County Industrial Development Authority Revenue Bonds
1,255 5.000 12/15/51 1,360
City of Erie Higher Education Building Authority Revenue Bonds
2,065 5.000 09/15/33 2,086
City of Harrisburg General Obligation Unlimited
(µ) 285 4.697 09/15/22 262
City of Scranton General Obligation Unlimited
(Þ) 1,275 5.000 09/01/28 1,471
Clairton Municipal Authority Revenue Bonds
240 5.000 12/01/42 254
Commonwealth Financing Authority Revenue Bonds
100 5.000 06/01/34 124
Commonwealth Financing Authority Revenue Bonds
185 5.000 06/01/35 228
Commonwealth Financing Authority Revenue Bonds
(µ) 1,525 4.000 06/01/39 1,720
Dauphin County General Authority Revenue Bonds
(Þ) 1,000 5.125 10/15/41 922
Doylestown Hospital Authority Revenue Bonds
335 3.950 07/01/24 338
East Hempfield Township Industrial Development Authority Revenue Bonds
600 5.000 07/01/45 591
Franklin County Industrial Development Authority Revenue Bonds
100 5.000 12/01/43 104
Franklin County Industrial Development Authority Revenue Bonds
100 5.000 12/01/48 103
Franklin County Industrial Development Authority Revenue Bonds
510 5.000 12/01/49 527
Franklin County Industrial Development Authority Revenue Bonds
150 5.000 12/01/53 155
Geisinger Authority Revenue Bonds
(USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 89
General Authority of Southcentral Pennsylvania Revenue Bonds
75 4.000 06/01/44 85
General Authority of Southcentral Pennsylvania Revenue Bonds
125 5.000 06/01/44 152
General Authority of Southcentral Pennsylvania Revenue Bonds
(Þ) 1,765 6.500 07/15/48 1,997
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000 07/01/28 583
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000 07/01/33 568
Huntingdon County General Authority Revenue Bonds
1,000 5.000 05/01/46 1,038
Lancaster County Hospital Authority Revenue Bonds
1,000 5.250 07/01/41 1,050
Latrobe Industrial Development Authority Revenue Bonds
1,375 5.000 05/01/43 1,420
Montgomery County Higher Education & Health Authority Revenue Bonds
1,500 5.000 12/01/37 1,614

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
604 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Montgomery County Industrial Development Authority Revenue Bonds
1,530 5.000 11/15/36 1,741
Montgomery County Industrial Development Authority Revenue Bonds
135 5.000 11/15/45 157
Montgomery County Industrial Development Authority Revenue Bonds
1,700 5.250 01/15/46 1,773
Northampton County General Purpose Authority Revenue Bonds
1,000 5.000 10/01/36 1,059
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
55 5.000 05/01/44 59
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
75 5.000 05/01/49 81
Pennsylvania Economic Development Financing Authority Revenue Bonds
(Þ) 375 5.750 06/01/36 365
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,250 5.000 06/30/42 1,402
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
355 6.250 09/01/33 375
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
950 5.500 07/15/43 986
Pennsylvania Turnpike Commission Revenue Bonds
1,250 5.000 12/01/40 1,425
Pennsylvania Turnpike Commission Revenue Bonds
2,140 5.250 12/01/44 2,680
Pennsylvania Turnpike Commission Revenue Bonds
1,000 5.250 06/01/47 1,181
Philadelphia Authority for Industrial Development Revenue Bonds
150 5.000 06/15/50 154
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000 08/01/50 112
Philadelphia General Obligation Unlimited
(~)(Ê) 1,725 0.100 08/01/31 1,725
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
100 5.625 07/01/42 106
Scranton Redevelopment Authority Revenue Bonds
100 5.000 11/15/28 97
Scranton School District General Obligation Limited.
(µ) 2,025 4.250 06/01/37 2,213
Susquehanna Area Regional Airport Authority Revenue Bonds
200 5.000 01/01/38 208
Washington County Redevelopment Authority Tax Allocation
265 5.000 07/01/28 274
51,394
Puerto Rico - 6.3%
Commonwealth of Puerto Rico General Obligation Unlimited
110 5.000 07/01/21 74
Commonwealth of Puerto Rico General Obligation Unlimited
130 5.125 07/01/31 88
Commonwealth of Puerto Rico General Obligation Unlimited
235 5.000 07/01/35 160
Commonwealth of Puerto Rico General Obligation Unlimited
4,470 8.000 07/01/35 2,671
Commonwealth of Puerto Rico General Obligation Unlimited
225 6.000 07/01/40 148
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds
6,837 7.500 08/20/40 4,701
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
1,000 5.000 07/01/21 1,018
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
30 4.250 07/01/25 30
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(µ) 265 5.000 07/01/28 270
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
20 5.000 07/01/30 21
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
110 5.000 07/01/33 113
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
750 5.125 07/01/37 773
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5,735 5.250 07/01/42 5,907
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
2,220 6.000 07/01/44 2,248
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
200 6.000 07/01/47 209
Puerto Rico Commonwealth General Obligation Unlimited
(µ) 100 5.000 07/01/31 100
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 2,100 5.000 07/01/31 2,101
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 565 5.000 07/01/22 568
Puerto Rico Electric Power Authority Revenue Bonds
1,685 5.250 07/01/27 1,169
Puerto Rico Electric Power Authority Revenue Bonds
2,275 5.000 07/01/28 1,575
Puerto Rico Electric Power Authority Revenue Bonds
5,000 5.250 07/01/28 3,470
Puerto Rico Electric Power Authority Revenue Bonds
(USD 3 Month LIBOR +
0.520%)(µ)(Ê) 2,840 1.480 07/01/29 2,535
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 100 5.250 07/01/32 104
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 355 4.750 07/01/33 357
Puerto Rico Electric Power Authority Revenue Bonds
400 6.750 07/01/36 285

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 605
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Electric Power Authority Revenue Bonds
1,000 7.000 07/01/43 719
Puerto Rico Electric Power Authority Revenue Bonds
650 5.250 07/01/49 449
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 20 5.500 07/01/26 22
Puerto Rico Highway & Transportation Authority Revenue Bonds
420 5.000 07/01/28 374
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 140 5.500 07/01/29 161
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 515 5.250 07/01/31 553
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 10 5.500 07/01/31 12
Puerto Rico Highway & Transportation Authority Revenue Bonds
205 5.000 07/01/32 86
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 25 5.250 07/01/32 29
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 525 5.250 07/01/33 603
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 270 5.250 07/01/34 311
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 65 5.250 07/01/35 67
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 1,690 5.250 07/01/36 1,948
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 160 4.750 07/01/38 161
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 7,060 5.250 07/01/38 7,445
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 760 5.250 07/01/41 870
Puerto Rico Highway & Transportation Authority Revenue Bonds
180 5.000 07/01/42 76
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 305 5.500 07/01/25 332
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 55 5.620 07/01/28 39
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 310 5.620 07/01/29 211
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 730 6.302 07/01/35 381
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 125 5.601 07/01/37 59
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
104 3.941 07/01/24 96
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
394 4.030 07/01/27 333
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
273 3.071 07/01/29 214
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
249 4.491 07/01/31 180
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
585 3.450 07/01/33 384
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
220 4.500 07/01/34 230
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
5,948 4.329 07/01/40 6,103
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
221 4.550 07/01/40 230
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
4,326 5.709 07/01/46 1,245
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
6,659 5.772 07/01/51 1,379
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
32 4.536 07/01/53 33
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
1,408 4.750 07/01/53 1,478
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
674 4.784 07/01/58 707
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
12,977 5.000 07/01/58 13,791
72,006
Rhode Island - 0.2%
Tobacco Settlement Financing Corp. Revenue Bonds
3,450 6.959 06/01/52 533
Tobacco Settlement Financing Corp. Revenue Bonds
12,000 8.861 06/01/52 1,748
2,281
South Carolina - 0.8%
Berkeley County Special Assessment
500 4.000 11/01/30 506
South Carolina Jobs-Economic Development Authority Revenue Bonds
135 5.000 11/15/47 152
South Carolina Jobs-Economic Development Authority Revenue Bonds
1,465 5.250 11/15/52 1,511
South Carolina Public Service Authority Revenue Bonds
2,865 5.000 12/01/39 3,243
South Carolina Public Service Authority Revenue Bonds
1,350 5.000 12/01/46 1,514
South Carolina Public Service Authority Revenue Bonds
250 5.250 12/01/55 288
South Carolina Transportation Infrastructure Bank Revenue Bonds
(ae) 125 5.250 07/01/25 152

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
606 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina Transportation Infrastructure Bank Revenue Bonds
1,800 2.250 10/01/32 1,821
9,187
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
125 4.000 08/01/44 135
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
100 5.000 08/01/49 117
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
2,000 5.000 10/01/44 2,136
Greenville Health & Educational Facilities Board Revenue Bonds
275 4.000 07/01/40 299
Johnson City Health & Educational Facilities Board Revenue Bonds
1,000 5.000 08/15/42 1,041
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
20 5.000 10/01/29 23
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
35 5.000 10/01/39 38
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000 07/01/40 115
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
1,000 5.000 10/01/41 1,050
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000 07/01/46 114
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
50 5.000 10/01/48 54
5,122
Texas - 5.2%
Arlington Higher Education Finance Corp. Revenue Bonds
520 3.000 08/15/49 540
Austin Convention Enterprises, Inc. Revenue Bonds
100 5.000 01/01/29 102
Bexar County Health Facilities Development Corp. Revenue Bonds
750 5.000 07/15/37 798
Bexar County Health Facilities Development Corp. Revenue Bonds
600 5.000 07/15/42 631
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.250 12/01/35 55
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
65 5.000 12/01/40 68
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.000 12/01/45 51
Central Texas Regional Mobility Authority Revenue Bonds
1,000 4.000 01/01/41 1,070
Central Texas Regional Mobility Authority Revenue Bonds
275 5.000 01/01/45 324
Central Texas Regional Mobility Authority Revenue Bonds
100 5.000 01/01/46 113
Central Texas Turnpike System Revenue Bonds
3,000 5.000 08/15/42 3,348
Central Texas Turnpike System Revenue Bonds
4,880 5.000 06/30/58 5,547
City of Aubrey Revenue Bonds
650 7.250 09/01/45 694
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds
(Þ) 330 5.125 11/01/33 350
City of Celina Special Assessment
(µ) 190 4.000 09/01/30 212
City of Celina Special Assessment
(µ) 1,020 3.000 09/01/35 1,034
City of Celina Special Assessment
(Þ) 165 4.125 09/01/39 173
City of Celina Special Assessment
(µ) 2,025 2.625 09/01/40 1,876
City of Celina Special Assessment
50 6.250 09/01/45 52
City of Celina Special Assessment
100 7.500 09/01/45 106
City of Celina Special Assessment
845 4.375 09/01/49 848
City of Fort Worth Special Assessment Revenue Bonds
(Þ) 150 5.000 09/01/32 153
City of Hackberry Special Assessment Contract Revenue Bonds
85 4.500 09/01/32 95
City of Hackberry Special Assessment Contract Revenue Bonds
620 4.500 09/01/38 683
City of Hackberry Special Assessment Contract Revenue Bonds
100 5.000 09/01/44 110
City of Hackberry Special Assessment Contract Revenue Bonds
145 5.000 09/01/47 159

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 607
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Haslet Texas Special Assessment
(Þ) 200 4.375 09/01/49 211
City of Houston Airport Facilities Revenue Bonds
2,400 5.000 07/15/35 2,422
City of Houston Airport System Revenue Bonds
295 5.000 07/01/27 309
City of Houston Airport System Revenue Bonds
740 5.000 07/15/27 775
City of Houston Airport System Revenue Bonds
3,095 5.000 07/15/28 3,232
City of Houston Airport System Revenue Bonds
500 5.000 07/01/29 511
City of Houston Airport System Revenue Bonds
1,000 5.000 07/15/30 1,025
City of Justin Special Assessment Revenue Bonds
(Þ) 270 5.500 09/01/47 298
City of Kyle Special Assessment Revenue Bonds
(Þ) 100 4.625 09/01/39 109
City of Kyle Special Assessment Revenue Bonds
(Þ) 100 4.750 09/01/44 108
City of Lago Vista Texas Special Assessment
55 3.750 09/01/42 55
City of Lavon Special Assessment Revenue Bonds
(Þ) 100 4.250 09/15/39 106
City of Lavon Special Assessment Revenue Bonds
(Þ) 200 4.500 09/15/49 211
City of Manor Special Assessment Revenue Bonds
(Þ) 100 4.500 09/15/40 107
City of Mclendon-Chisholm Texas Special Assessment
(µ) 100 2.500 09/15/35 98
City of Mclendon-Chisholm Texas Special Assessment
(µ) 650 3.000 09/15/45 626
City of Mclendon-Chisholm Texas Special Assessment
(Þ) 100 4.375 09/15/49 107
City of Mesquite Special Assessment Revenue Bonds
(Þ) 100 5.750 09/15/39 108
City of Mesquite Special Assessment Revenue Bonds
(Þ) 1,000 5.375 09/01/48 1,130
City of Mesquite Special Assessment Revenue Bonds
(Þ) 150 6.000 09/15/49 161
City of Oak Point Special Assessment Revenue Bonds
(Þ) 100 4.125 09/01/48 104
City of Oak Point Special Assessment Revenue Bonds
(Þ) 100 4.500 09/01/48 106
City of Princeton Special Assessment
(Þ) 300 4.500 09/01/39 317
City of Princeton Special Assessment
(Þ) 100 5.500 09/01/39 109
City of Princeton Special Assessment
(Þ) 225 3.750 09/01/40 233
City of Princeton Special Assessment
(Þ) 125 3.875 09/01/40 128
City of Princeton Special Assessment
(Þ) 130 4.875 09/01/48 141
City of Princeton Special Assessment
(Þ) 35 4.375 09/01/49 37
City of Princeton Special Assessment
(Þ) 100 4.750 09/01/49 106
City of Princeton Special Assessment
(Þ) 100 5.750 09/01/49 109
City of Princeton Special Assessment
(Þ) 325 4.000 09/01/50 340
City of Princeton Special Assessment
(Þ) 161 4.125 09/01/50 165
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.375 09/15/30 101
City of Royse Special Assessment Revenue Bonds
(Þ) 125 4.125 09/15/39 131
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.125 09/15/40 102
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.375 09/15/49 104
City of Royse Special Assessment Revenue Bonds
(Þ) 200 4.375 09/15/50 203
City of Shenandoah Special Assessment Revenue Bonds
100 4.500 09/01/23 103
City of Shenandoah Special Assessment Revenue Bonds
140 5.700 09/01/47 157
Clifton Higher Education Finance Corp. Revenue Bonds
500 5.000 12/01/45 532
County of Harris Revenue Bonds
(USD 3 Month LIBOR + 0.670%)(µ)(Ê) 1,210 0.933 08/15/35 1,096
Dallas Texas Area Rapid Transit Tax Allocation
515 5.000 12/01/48 612
Decatur Hospital Authority Revenue Bonds
200 5.250 09/01/44 214
Edinburg Economic Development Corp. Revenue Bonds
(Þ) 100 4.500 08/15/35 98
Edinburg Economic Development Corp. Revenue Bonds
(Þ) 100 5.000 08/15/44 100
Fort Bend County Industrial Development Corp. Revenue Bonds
230 4.750 05/01/38 238
Grand Parkway Transportation Corp. Revenue Bonds
625 5.800 10/01/23 704
Grand Parkway Transportation Corp. Revenue Bonds
450 5.850 10/01/23 508

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
608 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Parkway Transportation Corp. Revenue Bonds
5,200 4.000 10/01/49 5,923
Harris County-Houston Sports Authority Revenue Bonds
(µ) 500 Zero coupon 11/15/36 217
Midlothian Industrial Development Corp. Revenue Bonds
(~)(Ê) 300 0.110 08/01/34 300
Mission Economic Development Corp. Revenue Bonds
(Þ) 1,150 4.625 10/01/31 1,218
Montgomery County Toll Road Authority Revenue Bonds
150 5.000 09/15/43 163
Montgomery County Toll Road Authority Revenue Bonds
200 5.000 09/15/48 216
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
55 5.000 04/01/36 51
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 1,000 5.000 08/15/40 1,036
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,500 4.750 04/01/46 1,386
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 100 5.000 08/15/51 105
North East Texas Regional Mobility Authority Revenue Bonds
385 5.000 01/01/41 423
North Texas Tollway Authority Revenue Bonds
2,250 5.000 01/01/38 2,738
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 210 6.000 01/01/25 208
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 250 3.625 01/01/35 246
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 850 4.000 01/01/50 849
Red River Education Finance Corp. Texas Education Revenue Bonds
1,255 5.500 10/01/46 1,357
San Antonio Convention Hotel Revenue Bonds
(µ) 1,000 5.000 07/15/34 1,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
200 5.000 05/15/45 211
Texas City Industrial Development Corp. Revenue Bonds
770 4.125 12/01/45 800
Texas State Transportation Revenue Bonds
100 5.000 12/31/50 109
Texas State Transportation Revenue Bonds
100 5.000 12/31/55 108
Texas Water Development Board Revenue Bonds
750 4.000 10/15/54 872
Town of Argyle Special Assessment
(Þ) 100 4.250 09/01/23 103
Town of Argyle Special Assessment
(Þ) 145 5.250 09/01/47 163
Town of Hickory Creek Special Assessment
200 3.875 09/01/37 216
Town of Little Elm Special Assessment
(Þ) 730 5.750 09/01/38 842
Town of Little Elm Special Assessment
(Þ) 100 5.000 09/01/47 109
Viridian Municipal Management District Special Assessment
25 3.125 12/01/35 25
Viridian Municipal Management District Special Assessment
30 3.375 12/01/40 30
Viridian Municipal Management District Special Assessment
385 4.750 12/01/43 409
Viridian Municipal Management District Special Assessment
50 3.500 12/01/47 50
59,282
Utah - 0.5%
Benloch Ranch Improvement Association No. 1
(Š) 700 9.750 12/01/39 700
Medical School Campus Public Infrastructure District General Obligation Limited
(Þ) 750 5.500 02/01/50 722
Mida Mountain Village Public Infrastructure District Special Assessment
1,000 4.500 08/01/40 1,012
Salt Lake City Corp. Airport Revenue Bonds
1,350 5.000 07/01/47 1,536
Utah Infrastructure Agency Revenue Bonds
2,000 5.000 10/15/40 2,185
6,155
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
1,050 5.000 10/01/42 1,080
Vermont Student Assistance Corp. Revenue Bonds
1,600 4.500 06/15/45 1,657
2,737
Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue Bonds
360 4.000 10/01/22 355
Virgin Islands Public Finance Authority Revenue Bonds
340 5.000 10/01/22 337
Virgin Islands Public Finance Authority Revenue Bonds
725 5.000 10/01/25 720
Virgin Islands Public Finance Authority Revenue Bonds
1,055 5.000 10/01/26 1,048

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 609
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virgin Islands Public Finance Authority Revenue Bonds
180 5.000 10/01/29 178
Virgin Islands Public Finance Authority Revenue Bonds
1,000 5.250 10/01/29 981
Virgin Islands Public Finance Authority Revenue Bonds
605 6.625 10/01/29 607
Virgin Islands Public Finance Authority Revenue Bonds
2,220 5.000 10/01/32 2,075
Virgin Islands Public Finance Authority Revenue Bonds
790 6.750 10/01/37 793
Virgin Islands Public Finance Authority Revenue Bonds
450 5.000 10/01/39 407
Virgin Islands Water & Power Authority - Electric System Revenue Bonds
250 5.000 07/01/31 225
7,726
Virginia - 1.3%
Farmville Industrial Development Authority Revenue Bonds
3,300 5.000 01/01/40 3,505
Salem Economic Development Authority Revenue Bonds
40 4.000 04/01/45 40
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/49 55
Tobacco Settlement Financing Corp. Revenue Bonds
1,975 5.200 06/01/46 1,986
Tobacco Settlement Financing Corp. Revenue Bonds
635 6.706 06/01/46 659
Tobacco Settlement Financing Corp. Revenue Bonds
125 5.000 06/01/47 126
Tobacco Settlement Financing Corp. Revenue Bonds
2,250 7.456 06/01/47 456
Tobacco Settlement Financing Corp. Revenue Bonds
12,175 11.642 06/01/47 2,415
Virginia Small Business Financing Authority Revenue Bonds
180 5.000 01/01/40 186
Virginia Small Business Financing Authority Revenue Bonds
1,010 5.000 01/01/44 1,042
Virginia Small Business Financing Authority Revenue Bonds
475 5.000 12/31/47 532
Virginia Small Business Financing Authority Revenue Bonds
25 5.000 07/01/49 26
Virginia Small Business Financing Authority Revenue Bonds
2,480 5.000 12/31/52 2,768
Virginia Small Business Financing Authority Revenue Bonds
885 5.000 12/31/56 986
14,782
Washington - 0.9%
Port of Seattle Industrial Development Corp. Revenue Bonds
460 5.000 04/01/30 472
Washington Health Care Facilities Authority Revenue Bonds
210 5.000 08/01/49 247
Washington Higher Education Facilities Authority Revenue Bonds
2,500 4.000 10/01/49 2,500
Washington Higher Education Facilities Authority Revenue Bonds
75 4.000 05/01/50 81
Washington State Convention Center Public Facilities District Revenue Bonds
950 5.000 07/01/48 1,056
Washington State Convention Center Public Facilities District Revenue Bonds
2,300 4.000 07/01/58 2,371
Washington State Convention Center Public Facilities District Revenue Bonds
1,250 5.000 07/01/58 1,382
Washington State Housing Finance Commission Revenue Bonds
(Þ) 150 5.000 01/01/49 154
Washington State Housing Finance Commission Revenue Bonds
(Þ) 200 5.000 01/01/55 205
Whidbey Island Public Hospital District General Obligation Unlimited
1,500 5.500 12/01/33 1,585
10,053
West Virginia - 0.2%
County of Ohio WV Special District Excise Tax Revenue Bonds
55 3.000 03/01/35 51
County of Ohio WV Special District Excise Tax Revenue Bonds
150 3.000 03/01/37 137
County of Ohio WV Special District Excise Tax Revenue Bonds
150 3.250 03/01/41 135
West Virginia Economic Development Authority Revenue Bonds
(~)(ae)(Ê) 175 5.000 07/01/25 180
West Virginia Hospital Finance Authority Revenue Bonds
100 5.000 09/01/38 117
West Virginia Hospital Finance Authority Revenue Bonds
75 5.000 09/01/39 87
West Virginia Hospital Finance Authority Revenue Bonds
330 5.000 01/01/43 385
West Virginia Hospital Finance Authority Revenue Bonds
640 4.125 01/01/47 682
1,774
Wisconsin - 1.2%
Public Finance Authority Revenue Bonds
(Þ) 20 4.000 06/15/29 20
Public Finance Authority Revenue Bonds
35 4.000 07/01/30 35

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
610 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds
100 4.300 11/01/30 109
Public Finance Authority Revenue Bonds
675 5.000 10/01/31 729
Public Finance Authority Revenue Bonds
710 5.000 10/01/32 762
Public Finance Authority Revenue Bonds
(Þ) 65 5.000 10/01/34 69
Public Finance Authority Revenue Bonds
1,000 5.750 04/01/35 1,084
Public Finance Authority Revenue Bonds
(Þ) 630 5.250 05/15/37 668
Public Finance Authority Revenue Bonds
(Þ) 525 5.000 06/15/39 547
Public Finance Authority Revenue Bonds
50 5.000 07/01/40 52
Public Finance Authority Revenue Bonds
(Þ) 750 5.250 05/15/42 790
Public Finance Authority Revenue Bonds
500 5.000 07/01/42 518
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/44 116
Public Finance Authority Revenue Bonds
75 4.000 01/01/45 83
Public Finance Authority Revenue Bonds
(µ) 40 4.000 07/01/45 43
Public Finance Authority Revenue Bonds
725 5.350 12/01/45 802
Public Finance Authority Revenue Bonds
340 5.250 07/01/47 350
Public Finance Authority Revenue Bonds
(Þ) 25 5.000 06/15/49 26
Public Finance Authority Revenue Bonds
(µ) 150 4.125 07/01/49 162
Public Finance Authority Revenue Bonds
100 3.000 01/01/50 96
Public Finance Authority Revenue Bonds
(µ) 50 4.000 07/01/50 53
Public Finance Authority Revenue Bonds
(Þ) 100 5.000 06/15/54 105
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/54 115
Public Finance Authority Revenue Bonds
(Þ) 1,000 5.875 10/01/54 993
Public Finance Authority Revenue Bonds
(µ) 65 4.000 07/01/55 69
Public Finance Authority Revenue Bonds
125 5.000 07/01/55 128
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/58 114
Public Finance Authority Revenue Bonds
(µ) 80 4.000 07/01/59 85
Wisconsin Health & Educational Facilities Authority Revenue Bonds
20 4.000 03/15/40 21
Wisconsin Health & Educational Facilities Authority Revenue Bonds
1,235 5.000 03/15/50 1,421
Wisconsin Public Finance Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/29 1,089
Wisconsin Public Finance Authority Revenue Bonds
1,595 5.000 06/01/39 1,678
Wisconsin Public Finance Authority Revenue Bonds
(Þ) 150 5.000 10/01/39 157
Wisconsin Public Finance Authority Revenue Bonds
(Þ) 200 5.250 03/01/45 212
Wisconsin Public Finance Authority Revenue Bonds
(Þ) 450 5.250 03/01/55 473
13,774
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds
1,000 3.625 07/15/39 1,072
Total Municipal Bonds
(cost $1,067,823) 1,113,371
Short-Term Investments - 1.2%
U.S. Cash Management Fund (@) 14,132,065 (∞) 14,129
Total Short-Term Investments
(cost $14,130) 14,129
Total Investments - 98.8%
(identified cost $1,081,953) 1,127,500
Other Assets and Liabilities, Net - 1.2%
13,498
Net Assets - 100.0%
1,140,998

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 611
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
12.1%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 06/29/17 3,500,000 103.86 3,614
3,641
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 08/18/17 500,000 107.97 540
530
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 04/19/18 1,000,000 107.14 1,071
1,062
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 12/19/18 910,000 100.77 917
974
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 108.44 1,627
1,748
Arizona Industrial Development Authority Revenue Bonds 08/28/20 500,000 98.02 490
491
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 106.23 744
744
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106.88 983
984
Arkansas Development Finance Authority Revenue Bonds 09/09/20 2,500,000 100.36 2,508
2,478
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
106
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
105
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,070,000 99.40 1,064
1,181
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.00 100
93
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.15 100
94
Beaumont Community Development District Special Assessment 01/25/19 185,000 100.00 185
197
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100.00 500
512
Brookstone Community Development District Special Assessment 01/23/18 80,000 100.00 80
81
California Community Housing Agency Revenue Bonds 01/31/20 2,000,000 116.45 2,328
2,226
California Community Housing Agency Revenue Bonds 07/24/20 1,000,000 111.37 1,114
1,118
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 835,000 100.39 838
824
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.45 994
1,065
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.75 1,541
1,590
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103.78 1,884
1,931
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.36 65
70
California Pollution Control Financing Authority Revenue Bonds 06/11/15 2,670,000 106.73 2,826
2,863
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97.22 2,449
2,434
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98.47 443
436
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 110.51 608
634
California Pollution Control Financing Authority Revenue Bonds 10/30/20 550,000 100.00 550
537
California School Finance Authority Revenue Bonds 12/10/15 500,000 107.22 536
550
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106.79 1,068
1,101
California School Finance Authority Revenue Bonds 09/11/20 200,000 110.98 222
221
California School Finance Authority Revenue Bonds 10/22/20 600,000 104.20 625
625
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.36 158
147
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 103.02 2,678
2,812
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 107.59 215
217
California Statewide Communities Development Authority Revenue Bonds 11/01/17 2,500,000 107.11 2,678
2,749
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106.76 534
507
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.69 1,077
1,130
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104.37 261
241
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 105.45 211
193
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 111.08 111
103
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 3,680,000 99.24 3,651
3,687
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106.45 1,336
1,317
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100.00 2,000
1,973
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100.00 150
149
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100.00 385
382
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 250,000 98.95 247
271
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104.21 365
381
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92.69 1,390
1,851
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.12 1,882
2,482
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds 12/14/18 330,000 100.00 330
350
City of Celina Special Assessment 09/11/19 165,000 100.00 165
173
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
153
City of Haslet Texas Special Assessment 07/30/20 200,000 105.72 211
211

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
612 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
City of Justin Special Assessment Revenue Bonds 03/27/18 270,000 100.00 270
298
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
108
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
109
City of Lavon Special Assessment Revenue Bonds 08/21/19 200,000 103.13 206
211
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99.36 99
106
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100.00 100
107
City of Mclendon-Chisholm Texas Special Assessment 06/26/20 100,000 105.43 105
107
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
1,130
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
161
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
108
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102.54 1,436
1,508
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 100.00 100
104
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 99.52 100
106
City of Princeton Special Assessment 04/24/18 130,000 100.00 130
141
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
106
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
109
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
109
City of Princeton Special Assessment 08/27/19 300,000 103.80 311
317
City of Princeton Special Assessment 06/23/20 125,000 100.00 125
128
City of Princeton Special Assessment 06/23/20 325,000 100.00 325
340
City of Princeton Special Assessment 06/23/20 225,000 100.00 225
233
City of Princeton Special Assessment 06/23/20 161,000 100.00 161
165
City of Princeton Special Assessment 06/26/20 35,000 105.18 37
37
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.41 124
131
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.98 103
104
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100.75 201
203
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.23 101
101
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.49 101
102
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 106.18 1,354
1,471
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 115.23 1,152
1,083
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 900,000 104.01 945
944
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 104.06 104
106
Corkscrew Farms Community Development District Special Assessment 12/13/17 75,000 100.00 75
83
Corkscrew Farms Community Development District Special Assessment 12/13/17 155,000 100.00 155
172
County of Frederick Educational Facilities Revenue Bonds 01/18/18 1,705,000 106.17 1,810
1,769
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98.84 114
121
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 230,000 100.00 230
235
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 600,000 100.00 600
614
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 130,000 100.00 130
131
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 97.91 979
922
Davenport Road South Community Development District Special Assessment 02/06/18 100,000 98.82 99
109
Davenport Road South Community Development District Special Assessment 02/06/18 150,000 98.89 148
163
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 109.36 328
351
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 111.68 112
119
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 111.72 257
277
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 112.26 247
266
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.25 196
217
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.88 198
217
Denver Urban Renewal Authority Tax Allocation 10/11/18 745,000 99.16 740
766
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100.00 50
52
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.37 228
231
East Bonita Beach Road Community Development District Special Assessment 08/29/18 625,000 100.00 625
659
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101.07 101
100
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.89 100
98
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107.54 161
166
Florida Development Finance Corp. Revenue Bonds 04/02/19 175,000 100.00 175
152
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100.00 870
746
Florida Development Finance Corp. Revenue Bonds 04/02/19 2,450,000 100.00 2,450
2,095
Florida Development Finance Corp. Revenue Bonds 06/20/19 685,000 113.51 778
766
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.77 119
121
Florida Development Finance Corp. Revenue Bonds 08/20/20 100,000 101.92 102
102
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.75 163
163
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 103.18 103
103
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101.20 223
223

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 613
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101.95 127
128
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104.26 1,408
1,342
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107.38 1,895
1,997
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,316
Hawks Point Community Development District Special Assessment Bonds 06/23/17 185,000 103.53 192
205
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100.00 60
61
Hills Minneola Community Development District Special Assessment 07/16/20 130,000 97.87 127
132
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
254
Illinois Finance Authority Revenue Bonds 02/25/20 555,000 120.38 668
566
Illinois Finance Authority Revenue Bonds 07/24/20 3,060,000 100.23 3,072
3,104
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds 12/10/15 200,000 102.08 204
212
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100.37 1,506
1,545
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
290
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
195
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
244
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
921
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100.00 200
203
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99.29 99
101
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98.93 99
106
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.33 99
107
Lakewood Ranch Stewardship District Special Assessment 09/03/20 100,000 98.96 99
100
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
106
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
105
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100.00 1,640
1,652
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.16 55
52
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 111.13 56
52
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 107.24 1,341
1,340
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
107
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
159
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.53 246
287
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.13 198
230
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
722
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,150,000 99.90 1,149
1,218
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,670,000 101.24 1,691
1,580
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 605,000 99.57 602
584
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.41 40
42
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.63 189
201
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 103.22 1,135
1,179
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100.00 100
99
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 310,000 100.00 310
305
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
177
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110.74 111
105
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.79 1,018
1,036
New York Liberty Development Corp. Revenue Bonds 03/21/17 1,430,000 104.10 1,491
1,464
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 103.26 413
446
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 106.10 955
1,058
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
109
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100.00 120
128
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101.84 1,212
1,272
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 111.19 1,112
992
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.98 1,040
974
Parish of St James Revenue Bonds 05/20/20 100,000 100.00 100
118
Parish of St James Revenue Bonds 05/20/20 1,000,000 100.00 1,000
1,091
Parish of St James Revenue Bonds 05/20/20 125,000 100.00 125
148
Pennsylvania Economic Development Financing Authority Revenue Bonds 06/13/19 375,000 100.70 378
365
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100.00 25
26
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100.00 50
51
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 850,000 99.56 845
849
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 210,000 100.00 210
208
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 250,000 98.59 246
246
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.61 498
510

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
614 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Prairie Center Metropolitan District No. 7 General Obligation Limited 07/30/20 1,425,000 100.00 1,425
1,431
Public Finance Authority Revenue Bonds 04/07/17 750,000 103.28 775
790
Public Finance Authority Revenue Bonds 04/07/17 630,000 103.58 653
668
Public Finance Authority Revenue Bonds 02/21/19 525,000 101.07 526
547
Public Finance Authority Revenue Bonds 05/01/19 20,000 100.67 20
20
Public Finance Authority Revenue Bonds 05/01/19 100,000 101.66 102
105
Public Finance Authority Revenue Bonds 05/01/19 25,000 101.45 25
26
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
993
Public Finance Authority Revenue Bonds 09/16/20 65,000 106.43 69
69
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100.00 540
577
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100.00 895
956
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.51 226
240
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
221
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
111
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100.00 25
25
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100.00 25
25
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
60
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.11 50
50
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
109
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.63 174
190
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.66 197
215
Southern Ohio Port Authority Revenue Bonds 09/24/20 625,000 97.25 608
625
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100.98 141
151
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 101.03 232
249
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102.66 2,269
2,089
State of Ohio Hospital Revenue Bonds 11/14/19 275,000 106.49 293
287
State of Ohio Hospital Revenue Bonds 12/05/19 110,000 109.28 120
117
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.15 981
1,074
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.23 99
108
Toscana Isles Community Development District Special Assessment Revenue
Bonds 11/08/18 265,000 98.54 261
291
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.23 99
108
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.34 99
108
Town of Argyle Special Assessment 01/24/18 145,000 100.00 145
163
Town of Argyle Special Assessment 01/24/18 100,000 100.00 100
103
Town of Little Elm Special Assessment 12/06/17 100,000 100.36 100
109
Town of Little Elm Special Assessment 11/07/18 730,000 100.00 730
842
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,000,000 100.00 1,000
1,066
Two Lakes Community Development District Special Assessment 06/19/17 290,000 100.00 290
309
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.57 205
228
Union County Improvement Authority Revenue Bonds 10/23/19 500,000 100.00 500
496
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.84 514
553
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 100,000 105.99 106
101
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.26 98
100
Ventana Community Development District Special Assessment 03/01/18 500,000 97.43 487
532
Ventana Community Development District Special Assessment 03/01/18 500,000 97.94 490
532
Verano 1 Community Development District Special Assessment 05/04/17 100,000 98.57 99
108
Verano 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
111
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100.00 1,375
1,419
Village Community Development District No. 12 Special Assessment 03/16/18 695,000 100.00 695
743
Village Community Development District No. 12 Special Assessment 06/06/18 695,000 101.29 704
743
Village Community Development District No. 12 Special Assessment 09/11/20 590,000 100.00 590
591
Village Community Development District No. 12 Special Assessment 09/11/20 265,000 100.00 265
266
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.90 216
205
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108.68 163
154
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
158
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
158
West Port Community Development District Special Assessment 08/05/20 1,700,000 101.93 1,733
1,732
Westside Community Development District Special Assessment 09/20/19 100,000 100.00 100
104
Westside Community Development District Special Assessment 09/20/19 100,000 99.81 100
104
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
133
Wildblue Community Development District Special Assessment 05/23/19 225,000 99.59 224
236

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 615
D
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Wisconsin Public Finance Authority Revenue Bonds 12/11/19 1,000,000 115.20 1,152
1,089
Wisconsin Public Finance Authority Revenue Bonds 08/10/20 150,000 107.29 161
157
Wisconsin Public Finance Authority Revenue Bonds 08/28/20 450,000 105.25 474
473
Wisconsin Public Finance Authority Revenue Bonds 08/28/20 200,000 106.03 212
212
138,314
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 158 USD 21,839 12/20
144
United States 10 Year Ultra Treasury Note Futures 50 USD 7,864 12/20
132
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
276
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Morgan Stanley USD 4,700 Three Month LIBOR
(2)
2.250%
(3)
12/21/41
(243) (717) (960)
Total Open Interest Rate Swap Contracts (å)
(243) (717) (960)
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 16,920 $ —
$ —
$ 16,920 1.5
Alaska — 5,763 —
—
5,763 0.5
Arizona — 14,878 —
—
14,878 1.3
Arkansas — 6,584 —
—
6,584 0.6
California — 129,619 —
—
129,619 11 . 4
Colorado — 47,545 —
—
47,545 4 . 2
Connecticut — 13,223 —
—
13,223 1.2
Delaware — 822 —
—
822 0.1
District of Columbia — 15,251 —
—
15,251 1.3
Florida — 104,748 —
—
104,748 9.2
Georgia — 19,200 —
—
19,200 1. 7

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
616 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Guam — 11,792 —
—
11,792 1.0
Hawaii — 2,722 —
—
2,722 0.2
Idaho — 1,282 —
—
1,282 0.1
Illinois — 126,841 —
—
126,841 11.1
Indiana — 3,527 —
—
3,527 0. 3
Iowa — 5,489 —
—
5,489 0.5
Kansas — 815 —
—
815 0.1
Kentucky — 4,546 —
—
4,546 0.4
Louisiana — 15,158 —
—
15,158 1.3
Maine — 5,619 —
—
5,619 0.5
Maryland — 8,559 —
—
8,559 0.8
Massachusetts — 11,518 —
—
11,518 1.0
Michigan — 30,475 —
—
30,475 2. 7
Minnesota — 13,088 —
—
13,088 1.1
Mississippi — 16,220 —
—
16,220 1.4
Missouri — 5,219 —
—
5,219 0.5
Montana — 1,716 —
—
1,716 0.2
Nevada — 4,867 —
—
4,867 0.4
New Hampshire — 6,805 —
—
6,805 0.6
New Jersey — 58,022 —
—
58,022 5.1
New Mexico — 139 —
—
139 —
*
New York — 81,130 —
—
81,130 7 . 1
North Carolina — 7,734 —
—
7,734 0.7
North Dakota — 4,510 —
—
4,510 0.4
Ohio — 39,093 —
—
39,093 3.4
Oklahoma — 6,268 —
—
6,268 0.5
Oregon — 8,319 —
—
8,319 0.7
Pennsylvania — 51,394 —
—
51,394 4.5
Puerto Rico — 72,006 —
—
72,006 6.3
Rhode Island — 2,281 —
—
2,281 0.2
South Carolina — 9,187 —
—
9,187 0.8
Tennessee — 5,122 —
—
5,122 0.4
Texas — 59,282 —
—
59,282 5.2
Utah — 5,455 700
—
6,155 0.5
Vermont — 2,737 —
—
2,737 0.2
Virgin Islands — 7,726 —
—
7,726 0.7
Virginia — 14,782 —
—
14,782 1.3
Washington — 10,053 —
—
10,053 0.9
West Virginia — 1,774 —
—
1,774 0.2
Wisconsin — 13,774 —
—
13,774 1.2
Wyoming — 1,072 —
—
1,072 0.1

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 617
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Short-Term Investments — — — 14,129 14,129 1.2
Total Investments — 1,112,671 700 14,129 1,127,500 98.8
Other Assets and Liabilities, Net 1.2
100.0
Other Financial Instruments
Assets
Futures Contracts 276 — —
—
276 —
*
A
Liabilities
Interest Rate Swap Contracts — (960) —
—
(960) (0.1)
Total Other Financial Instruments
**
$ 276 $ (960) $ — $ — $ (684)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
618 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — October 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 276
Location: Statement of Assets and Liabilities - Liabilities
Interest rate swap contracts, at fair value $ 960
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (2,45 8 )
Interest rate swap contracts (8,037)
Total
$ (10,49 5 )
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 55
Interest rate swap contracts (163)
Total
$ (108)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 619
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Interest Rate Swap Contracts Interest rate swap contracts, at fair value $ 960 $ — $ 960
Total Financial and Derivative Liabilities
960 — 960
Financial and Derivative Liabilities not subject to a netting agreement
(960) — (960)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
620 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,081,953
Investments, at fair value(>) ...........................................................................................................................................................
1,127,500
Cash ............................................................................................................................................................................................... 4,609
Receivables:
Dividends and interest ....................................................................................................................................................... 14,503
Dividends from affiliated funds .......................................................................................................................................... 3
Fund shares sold ................................................................................................................................................................ 1,952
From broker(a)(b) ............................................................................................................................................................... 1,680
Variation margin on futures contracts ................................................................................................................................. 277
Total assets .................................................................................................................................................
1,150,524
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 7,218
Fund shares redeemed ....................................................................................................................................................... 660
Accrued fees to affiliates .................................................................................................................................................... 533
Other accrued expenses ..................................................................................................................................................... 155
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 960
Total liabilities .............................................................................................................................................
9,526
Net Assets ............................................................................................................................................................
$ 1,140,998

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 621
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 25,560
Shares of beneficial interest ...........................................................................................................................................................
1,066
Additional paid-in capital ..............................................................................................................................................................
1,114,372
Net Assets ............................................................................................................................................................
$ 1,140,998
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.69
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 11.11
Class A — Net assets ............................................................................................................................................................. $ 11,594,290
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,084,370
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.67
Class C — Net assets ............................................................................................................................................................. $ 3,960,618
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 371,027
Net asset value per share: Class M(#) ............................................................................................................................................ $ 10.70
Class M — Net assets ............................................................................................................................................................ $ 204,016,705
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 19,072,676
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.70
Class S — Net assets ............................................................................................................................................................. $ 921,426,433
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 86,103,004
Amounts in thousands
(•)     Interest rate swap contracts - premiums paid (received) $ (243)
(>)     Investments in affiliates, U.S. Cash Management Fund $ 14,129
(a)     Receivable from Broker for Futures $ 153
(b)     Receivable from Broker for Swaps $ 1,527
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
622 Tax-Exempt High Yield Bond Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 4
Dividends from affiliated funds ......................................................................................................................................... 128
Interest .............................................................................................................................................................................. 35,17 8
Total investment income ...............................................................................................................................................................
35,3 10
Expenses
Advisory fees .................................................................................................................................................................... 5,125
Administrative fees ........................................................................................................................................................... 499
Custodian fees ................................................................................................................................................................... 121
Distribution fees - Class A ................................................................................................................................................ 20
Distribution fees - Class C ................................................................................................................................................ 27
Transfer agent fees - Class A ............................................................................................................................................ 16
Transfer agent fees - Class C ............................................................................................................................................. 7
Transfer agent fees - Class E (1) ....................................................................................................................................... —*
Transfer agent fees - Class M ............................................................................................................................................ 341
Transfer agent fees - Class S ............................................................................................................................................. 1,686
Professional fees ............................................................................................................................................................... 164
Registration fees ............................................................................................................................................................... 125
Shareholder servicing fees - Class C ................................................................................................................................. 9
Shareholder servicing fees - Class E (1) ............................................................................................................................ —*
Trustees’ fees .................................................................................................................................................................... 48
Printing fees ...................................................................................................................................................................... 79
Miscellaneous ................................................................................................................................................................... 27
Expenses before reductions .............................................................................................................................................. 8,294
Expense reductions ........................................................................................................................................................... (1,849)
Net expenses .................................................................................................................................................................................
6,445
Net investment income (loss) ........................................................................................................................................................
28,86 5
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (272)
Investments in affiliated funds .......................................................................................................................................... (8)
Futures contracts .............................................................................................................................................................. (2,458)
Interest rate swap contracts ............................................................................................................................................... (8,037)
Net realized gain (loss) ..................................................................................................................................................................
(10,775)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (14,642)
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 55
Interest rate swap contracts ............................................................................................................................................... (163)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (14,752)
Net realized and unrealized gain (loss) ......................................................................................................................................... (25,52 7 )
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 3,3 38
*       Less than $500.
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 623
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 28,86 5 $ 33,158
Net realized gain (loss) ...................................................................................................................... (10,775) (4,758)
Net change in unrealized appreciation (depreciation) ....................................................................... (14,752) 53, 302
Net increase (decrease) in net assets from operations ............................................................................. 3,33 8 81,70 2
Distributions
To shareholders
Class A .......................................................................................................................................... (255) (178)
Class C .......................................................................................................................................... (91) (75)
Class E (1) ..................................................................................................................................... (1) (11)
Class M ......................................................................................................................................... (6,111) (3,817)
Class S ........................................................................................................................................... (29,623) (29,390)
Net decrease in net assets from distributions .......................................................................................... (36,081) (33,471)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 226,441 150,938
Total Net Increase (Decrease) in Net Assets ..........................................................................
193,698 199,16 9
Net Assets
Beginning of period .................................................................................................................................
947,300 748,13 1
End of period ..........................................................................................................................................
$ 1,140,998 $ 947,300

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
624 Tax-Exempt High Yield Bond Fund
**     Less than 500 shares.
(1)     For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 727 $ 7,802 179 $ 1,923
Proceeds from reinvestment of distributions 24 254 15 166
Payments for shares redeemed (130) (1,367) (181) (1,947)
Net increase (decrease)
621 6,689 13 142
Class C
Proceeds from shares sold 183 1,954 179 1,919
Proceeds from reinvestment of distributions 9 91 7 75
Payments for shares redeemed (113) (1,203) (77) (828)
Net increase (decrease)
79 842 109 1,166
Class E (1)
Proceeds from reinvestment of distributions —** 1 1 11
Payments for shares redeemed (4) (43) (25) (279)
Net increase (decrease)
(4) (42) (24) (268)
Class M
Proceeds from shares sold 9,905 105,595 10,439 112,060
Proceeds from reinvestment of distributions 573 6,110 356 3,815
Payments for shares redeemed (4,868) (50,548) (2,466) (26,548)
Net increase (decrease)
5,610 61,157 8,329 89,327
Class S
Proceeds from shares sold 34,768 372,827 27,056 289,755
Proceeds from reinvestment of distributions 2,773 29,580 2,753 29,317
Payments for shares redeemed (23,303) (244,612) (24,147) (258,501)
Net increase (decrease)
14,238 157,795 5,662 60,571
Total increase (decrease)
20,544 $ 226,441 14,089 $ 150,938

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
626 Tax-Exempt High Yield Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 11.00 .27 (.23) .04 (.35) —
October 31, 2019 10.38 .39 .63 1.02 (.39) (.01)
October 31, 2018 10.40 .39 (.03) .36 (.38) —
October 31, 2017 10.58 .37 (.17) .20 (.36) (.02)
October 31, 2016 10.11 .38 .48 .86 (.38) (.01)
Class C
October 31, 2020 10.98 .19 (.23) (.04) (.27) —
October 31, 2019 10.37 .31 .63 .94 (.32) (.01)
October 31, 2018 10.39 .31 (.03) .28 (.30) —
October 31, 2017 10.56 .29 (.16) .13 (.28) (.02)
October 31, 2016 10.10 .30 .48 .78 (.31) (.01)
Class M
October 31, 2020 11.00 .31 (.22) .09 (.39) —
October 31, 2019 10.39 .42 .63 1.05 (.43) (.01)
October 31, 2018 10.40 .43 (.03) .40 (.41) —
October 31, 2017(5) 10.13 .26 .24 .50 (.23) —
Class S
October 31, 2020 11.00 .30 (.22) .08 (.38) —
October 31, 2019 10.39 .42 .62 1.04 (.42) (.01)
October 31, 2018 10.41 .42 (.04 ) .3 8 (.40) —
October 31, 2017 10.59 .40 (.17) .23 (.39) (.02)
October 31, 2016 10.11 .41 .48 .89 (.40) (.01)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 627
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.35) 10.69 .47 11,594 1.06 .89 2.55 40
(.40) 11.00 10.04 5,097 1.05 .88 3.67 35
(.38) 10.38 3.48 4,674 1.05 .89 3.71 47
(.38) 10.40 2.00 3,681 1.08 .89 3.60 71
(.39) 10.58 8.59 1,980 1.13 .89 3.63 22
(.27) 10.67 (.30) 3,961 1.80 1.64 1.81 40
(.33) 10.98 9.18 3,207 1.80 1.63 2.89 35
(.30) 10.37 2.71 1,902 1.80 1.64 2.95 47
(.30) 10.39 1.29 1,668 1.83 1.64 2.85 71
(.32) 10.56 7.79 2,096 1.88 1.64 2.86 22
(.39) 10.70 .89 204,017 .80 .54 2.90 40
(.44) 11.00 10.33 148,084 .81 .54 3.88 35
(.41) 10.39 3.93 53,312 .81 .54 4.07 47
(.23) 10.40 4.97 28,974 .82 .54 4.00 71
(.38) 10.70 .79 921,426 .80 .64 2.81 40
(.43) 11.00 10.22 790,868 .80 .63 3.94 35
(.40) 10.39 3.73 687,9 47 .81 .64 3.96 47
(.41) 10.41 2.25 496,012 .83 .64 3.84 71
(.41) 10.59 8.95 300,321 .88 .64 3.89 22

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
628 Tax-Exempt High Yield Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 300,830
Administration fees 46,965
Distribution fees 4,845
Shareholder servicing fees 819
Transfer agent fees 175,210
Trustee fees 3,960
$ 532,629
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 25,044 $ 471,299 $ 482,204 $ (8) $ (2) $ 14,129 $ 128 $ —
$ 25,044 $ 471,299 $ 482,204 $ (8) $ (2) $ 14,129 $ 128 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,08 8 , 419 , 502 $ 5 1 , 272 , 841 $ (1 3,115,349 ) $ 38 , 157 , 492 $ 3,506,708 $ (16,077,549)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Tax-Exempt
Income
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Tax-Exempt
Income
$ 874,056 $ — $ 35,206,785 $ 1,768,872 $ 31,920 $ 31,670,199
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
630 Tax-Exempt Bond Fund
Tax-Exempt Bond Fund
-
Class A
‡
Total
Return
1 Year (1 .78)%
5 Years 2 .07%§
10 Years 2 .47%§
Tax-Exempt Bond Fund
-
Class C
Total
Return
1 Year 1 .35%
5 Years 2 .14%§
10 Years 2 .14%§
Tax-Exempt Bond Fund
-
Class M
‡‡
Total
Return
1 Year 2 .43%
5 Years 3 .23%§
10 Years 3 .20%§
Tax-Exempt Bond Fund
-
Class S
Total
Return
1 Year 2 .37%
5 Years 3 .16%§
10 Years 3 .16%§
Bloomberg Barclays Municipal 1-15 Year Blend (1-17)
Index **
Total
Return
1 Year 3 .66%
5 Years 3 .22%§
10 Years 3 .42%§
Tax Exempt Bond Linked Benchmark* **
Total
Return
1 Year 3 .66%
5 Years 3 .22%§
10 Years 3 .32%§

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Tax-Exempt Bond Fund 631
The Tax-Exempt Bond Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide federal tax-exempt current income
consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from
federal income tax.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class M and Class S Shares gained 2.06%, 1.35%,
2.43% and 2.37%, respectively. This is compared to the Fund’s benchmark, the Bloomberg Barclays Municipal 1-15 Year Blend
(1-17) Index, which gained 3.66% during the same period. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Muni National Intermediate Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 2.68%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2020 was an unprecedented
year in terms of speed and magnitude of risk asset volatility, driven by the unexpected global COVID-19 pandemic that began in earnest in early 2020. From November 2019 into February
2020, municipal bonds enjoyed strong investor demand and
generally positive performance. However, in March the spike
in COVID-19 cases drove panic selling so fiercely that equity market circuit breakers triggered four times. Negative sentiment also infected the municipal markets, driving a degree of selloffs not seen since the global financial crisis in 2009. During the fiscal year, the Bloomberg Barclays Municipal Bond Index had a peak-to-trough decline of 10.94%, while the Bloomberg Barclays
Municipal Bond: High Yield (non-Investment Grade) Index had
a peak-to-trough decline of 19.09%. Perhaps more noteworthy
was the spike in the yield of the short-term SIFMA Municipal
Swap Index, which had a record spike from 1.28% to 5.2% in 7 days, driven by investors’ panicked selling of short-maturity tax exempt bonds. Similar to U.S. treasuries, the yield on safe haven municipal bonds fell dramatically as investors ran to safety, with the yield on the Bloomberg BVAL Muni AAA Index falling from
1.48% to 0.94% during the fiscal year.
In response to the pandemic crisis, the U.S. Federal Reserve
Bank (the “Fed”) and other global central banks quickly took action. The Fed cut its policy overnight interest rate effectively to zero and re-instated various quantitative easing programs, which included the Municipal Liquidity Facility, which served as a lender of last resort to tax exempt issuing entities that could not otherwise access the municipal bond market. However, where the
Fed engaged in outright purchases of taxable corporate bonds, it did not do the same for municipal bonds. The U.S. Congress, for its part, passed the CARES Act, providing a $2.2 trillion stimulus package that, among other things, provided direct financial
support to states and localities. With monetary policy and fiscal policy working in parallel, and COVID-19 cases seemingly under control along with expectations of a vaccine, municipal bonds recovered, though not to the same degree as corporate bonds
which enjoyed outright purchases from the Fed. For the fiscal year, the Bloomberg Barclays Municipal Bond Index returned
3.59%, with its component GO (General Obligation) Bond Index returning 4.23% and its Revenue Bond Index returning 3.39%.
The Bloomberg Barclays Municipal Bond: High Yield (non-
Investment Grade) Index returned 1.23% during the fiscal year.
The Fund tends to perform well in markets where revenue
and industrial development sectors lead. This is generally an environment where the economy and the state-level political
environment are stable and a higher coupon can be clipped,
or an environment where municipal tax receipts are stable or increasing, providing a better ability for issuers to service their debt. This may also be generalized as a “risk on” market where investors are generally bullish and have more certainty about the economy. Environments that feature sharp rises in interest rates or mass sell offs in fixed income risk assets tend to be unfavorable for the Fund. The fiscal year ended October 31, 2020 can be
summarized by the adverse effects the COVID-19 pandemic and
ongoing uncertainty regarding the economy and, by extension, the tax generating ability of tax-exempt bond issuing entities, all of which provided for an unfavorable environment for Fund performance.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund’s benchmark relative asset allocation had a negative impact on the Fund’s relative performance over the period.

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
632 Tax-Exempt Bond Fund
An overweight to the revenue sector as well as BBB-rated and sub-investment grade rated cohorts detracted given the risk-off environment. Overweights to hospitals, transportation, Illinois and the long end of the municipal yield curve were also negative for performance. Duration hedging also dragged as government yields came down during the period.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
MacKay Shields LLC (“MacKay”) performed approximately
neutral versus the Fund’s benchmark for the one-year period.
While exposure to non-rated securities, overweights to BBB-
rated bonds, special tax bonds and Guam and a duration hedge detracted during the selloff, security selection in education, hospitals, New Jersey and local general obligation bonds proved to be a strong risk ballast.
Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
underperformed the Fund’s benchmark over the period. Sector
and state selection detracted, specifically positions in Puerto
Rico, Illinois, City of Chicago, and sub-investment grade and non-rated bonds, all of which suffered during the extreme risk off period, and did not recover as fully as other segments of the capital market recovered during the latter part of the period.
During the period, both MacKay and Goldman Sachs used
interest rate futures to hedge the long duration exposures that resulted from their cash bond strategies. This detracted from both money managers’ performance, given that the municipal yield
curve shifted down across all maturities during the fiscal year.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Goldman Sachs Asset Management, L.P. Sector Specialist
MacKay Shields LLC Sector Specialist
* Assumes initial investment on November 1, 2010.
** The Bloomberg Barclays 1-15 Year Municipal Blend (1-17) Index is an index, with income reinvested, representative of municipal bonds with maturities ranging from 1-17 years.
*** The Tax Exempt Bond Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Tax Exempt Bond Linked Benchmark represents the returns of the Bloomberg Barclays 1-10 Year
Municipal Blend (1-12) Index through June 30, 2013 and the returns of the Bloomberg Barclays Municipal 1-15 Year Municipal Blend (1-17) Index thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Tax-Exempt Bond Fund 633
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,052.30 $ 1,020.96
Expenses Paid During Period* $ 4.28 $ 4.22
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,048.80 $ 1,017.39
Expenses Paid During Period* $ 7.93 $ 7.81
* Expenses are equal to the Fund's annualized expense ratio of 1.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,054.60 $ 1,022.92
Expenses Paid During Period* $ 2.27 $ 2.24
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
634 Tax-Exempt Bond Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,054.00 $ 1,022.42
Expenses Paid During Period* $ 2.79 $ 2.75
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 635
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 98.3%
Alabama - 2.0%
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 150 4.000 01/01/33 174
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 200 4.000 01/01/34 231
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 300 4.000 01/01/36 344
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 530 4.000 01/01/38 603
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 380 4.000 01/01/39 431
Alabama Federal Aid Highway Finance Authority Revenue Bonds
1,725 5.000 09/01/28 2,204
Bessemer Governmental Utility Services Corp. Revenue Bonds
(µ) 1,000 5.000 06/01/31 1,240
Birmingham Airport Authority Revenue Bonds
(µ) 700 5.000 07/01/28 878
Birmingham Airport Authority Revenue Bonds
(µ) 760 5.000 07/01/29 967
Birmingham Airport Authority Revenue Bonds
(µ) 1,000 4.000 07/01/37 1,142
Birmingham Airport Authority Revenue Bonds
(µ) 700 4.000 07/01/39 794
Birmingham Airport Authority Revenue Bonds
(µ) 600 4.000 07/01/40 678
Black Belt Energy Gas District Revenue Bonds
(~)(ae)(Ê) 11,000 4.000 07/01/46 11,195
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds
2,000 5.000 06/01/32 2,283
City of Gadsden General Obligation Unlimited
(µ) 1,690 5.000 08/01/27 2,118
County of Jefferson Sewer Revenue Bonds
2,230 5.000 10/01/22 2,415
Homewood Educational Building Authority Revenue Bonds
(µ) 485 5.000 12/01/26 523
Limestone County Board of Education Special Tax
(µ) 1,000 5.000 11/01/30 1,129
Limestone County Board of Education Special Tax
(µ) 1,000 5.000 11/01/31 1,126
Mobile County Board of School Commissioners Revenue Bonds
1,445 5.000 03/01/32 1,524
Pell City Special Care Facilities Financing Authority Revenue Bonds
9,000 5.000 12/01/31 9,328
Phoenix City Board of Education School Warrants Special Tax
(µ) 2,140 4.000 08/01/39 2,514
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,590 4.000 11/01/37 1,759
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,670 4.000 11/01/38 1,841
Southeast Alabama Gas Supply District Revenue Bonds
760 4.000 06/01/24 841
Southeast Alabama Gas Supply District Revenue Bonds
(USD 1 Month LIBOR +
0.850%)(ae)(Ê) 2,000 2.044 06/01/49 1,994
Troy University Revenue Bonds
(µ) 2,280 5.000 11/01/37 2,738
University of South Alabama Revenue Bonds
(µ) 1,530 5.000 11/01/24 1,786
University of South Alabama Revenue Bonds
(µ) 1,695 5.000 11/01/25 2,042
University of South Alabama Revenue Bonds
(µ) 1,000 5.000 10/01/31 1,219
University of South Alabama Revenue Bonds
(µ) 715 5.000 10/01/32 867
University of South Alabama Revenue Bonds
(µ) 325 5.000 10/01/36 389
University of West Alabama Revenue Bonds
(µ) 100 5.000 01/01/27 123
University of West Alabama Revenue Bonds
(µ) 200 5.000 01/01/28 251
University of West Alabama Revenue Bonds
(µ) 200 5.000 01/01/29 255
University of West Alabama Revenue Bonds
(µ) 200 5.000 01/01/30 259
University of West Alabama Revenue Bonds
(µ) 300 4.000 01/01/33 352
University of West Alabama Revenue Bonds
(µ) 330 4.000 01/01/34 384
University of West Alabama Revenue Bonds
(µ) 430 4.000 01/01/35 499
University of West Alabama Revenue Bonds
(µ) 450 4.000 01/01/36 520
University of West Alabama Revenue Bonds
(µ) 250 4.000 01/01/38 287
University of West Alabama Revenue Bonds
(µ) 380 4.000 01/01/39 435
62,682
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds
1,170 5.000 04/01/25 1,283
Alaska Industrial Development & Export Authority Revenue Bonds
785 5.000 06/01/28 895

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
636 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Alaska Industrial Development & Export Authority Revenue Bonds
465 5.000 06/01/33 525
Alaska Municipal Bond Bank Authority Revenue Bonds
160 5.000 12/01/26 196
Alaska Municipal Bond Bank Authority Revenue Bonds
635 5.000 12/01/27 791
Alaska Municipal Bond Bank Authority Revenue Bonds
295 5.000 12/01/28 373
Alaska Municipal Bond Bank Authority Revenue Bonds
300 5.000 12/01/29 386
Alaska Municipal Bond Bank Authority Revenue Bonds
210 5.000 12/01/30 274
City of Valdez Revenue Bonds
750 5.000 01/01/21 756
Northern Tobacco Securitization Corp. Revenue Bonds
350 5.000 06/01/32 350
5,829
Arizona - 1.7%
Arizona Health Facilities Authority Revenue Bonds
(USD 3 Month LIBOR +
0.810%)(Ê) 6,625 2.216 01/01/37 6,083
Arizona Industrial Development Authority Revenue Bonds
490 5.000 05/01/27 520
Arizona Industrial Development Authority Revenue Bonds
270 5.000 05/01/28 287
Arizona Industrial Development Authority Revenue Bonds
1,180 5.000 11/01/28 1,496
Arizona Industrial Development Authority Revenue Bonds
1,450 5.000 11/01/32 1,810
Arizona Industrial Development Authority Revenue Bonds
1,100 5.000 11/01/35 1,341
Arizona Industrial Development Authority Revenue Bonds
600 4.000 11/01/36 693
Arizona Industrial Development Authority Revenue Bonds
1,050 5.000 11/01/37 1,273
Arizona Industrial Development Authority Revenue Bonds
750 4.000 11/01/39 856
Arizona Industrial Development Authority Revenue Bonds
1,000 5.000 11/01/39 1,204
Arizona Industrial Development Authority Revenue Bonds
800 4.000 11/01/40 909
Arizona Industrial Development Authority Revenue Bonds
120 5.000 01/01/43 106
Arizona Industrial Development Authority Revenue Bonds
225 5.000 11/01/44 267
Arizona Industrial Development Authority Revenue Bonds
500 4.500 01/01/49 394
Arizona Industrial Development Authority Revenue Bonds
275 5.000 01/01/54 233
Arizona Transportation Board Revenue Bonds
2,735 5.000 07/01/25 3,195
City of Glendale Excise Tax Revenue Bonds
2,505 5.000 07/01/29 3,074
City of Glendale Excise Tax Revenue Bonds
2,025 5.000 07/01/32 2,441
County of Pinal Revenue Bonds
1,775 5.000 08/01/25 2,053
Entertainment Center Community Facilities District Revenue Bonds
3,376 4.000 07/01/37 3,442
Festival Ranch Community Facilities District General Obligation Unlimited
(µ) 850 4.000 07/15/36 943
Maricopa County Industrial Development Authority Revenue Bonds
850 5.000 09/01/30 1,054
Maricopa County Industrial Development Authority Revenue Bonds
1,000 5.000 09/01/31 1,233
Maricopa County Industrial Development Authority Revenue Bonds
925 5.000 09/01/32 1,134
Maricopa County Industrial Development Authority Revenue Bonds
800 5.000 09/01/33 976
Maricopa County Industrial Development Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.380%)(ae)(Ê) 1,945 1.470 01/01/35 1,938
Maricopa County Industrial Development Authority Revenue Bonds
610 4.000 01/01/41 682
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited
(µ) 325 5.000 07/01/29 407
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited
(µ) 250 5.000 07/01/30 311
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 125 5.000 07/01/28 157
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 215 5.000 07/01/29 268
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 765 5.000 07/01/30 948
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds
1,960 5.000 01/01/36 2,456
Salt Verde Financial Corp. Revenue Bonds
1,090 5.250 12/01/24 1,269

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 637
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Student & Academic Services LLC Revenue Bonds
(µ) 425 5.000 06/01/27 490
Student & Academic Services LLC Revenue Bonds
(µ) 390 5.000 06/01/28 449
Tempe Industrial Development Authority Revenue Bonds
(Þ) 5,000 4.000 10/01/23 4,981
Town of Marana Arizona Revenue Bonds
1,485 5.000 07/01/28 1,657
53,030
Arkansas - 0.5%
Batesville Public Facilities Board Revenue Bonds
150 5.000 06/01/21 153
Batesville Public Facilities Board Revenue Bonds
70 5.000 06/01/22 73
Batesville Public Facilities Board Revenue Bonds
95 5.000 06/01/23 101
Batesville Public Facilities Board Revenue Bonds
140 5.000 06/01/24 152
Batesville Public Facilities Board Revenue Bonds
165 5.000 06/01/25 181
Batesville Public Facilities Board Revenue Bonds
230 5.000 06/01/26 255
Batesville Public Facilities Board Revenue Bonds
225 5.000 06/01/27 251
City of Fort Smith Water & Sewer Revenue Bonds
3,500 5.000 10/01/31 4,397
City of Hot Springs Waterworks Revenue Bonds
(µ) 600 4.000 10/01/36 663
City of Hot Springs Waterworks Revenue Bonds
(µ) 600 4.000 10/01/37 662
City of Sherwood Sales & Use Tax Revenue Bonds
495 4.000 12/01/30 578
City of Sherwood Sales & Use Tax Revenue Bonds
1,045 3.050 12/01/43 1,088
County of Pulaski Revenue Bonds
1,000 5.000 03/01/29 1,199
Little Rock Water Reclamation System Revenue Bonds
1,045 4.000 04/01/21 1,061
Southern Arkansas University Revenue Bonds
(µ) 1,005 4.000 03/01/33 1,077
Southern Arkansas University Revenue Bonds
(µ) 1,500 4.000 03/01/36 1,596
University of Central Arkansas Revenue Bonds
(µ) 400 3.250 11/01/33 427
University of Central Arkansas Revenue Bonds
(µ) 325 5.000 11/01/36 375
14,289
California - 8.0%
Banning Unified School District General Obligation Unlimited
(µ) 500 5.000 08/01/28 617
Beaumont Financing Authority Special Tax
995 5.000 09/01/45 1,098
Brea Redevelopment Agency Tax Allocation
600 5.000 08/01/32 722
Brentwood Infrastructure Financing Authority Special Assessment
(µ) 995 5.000 09/02/29 1,142
Brentwood Union School District General Obligation Unlimited
200 5.000 08/01/32 246
Brentwood Union School District General Obligation Unlimited
250 5.000 08/01/33 306
California Educational Facilities Authority Revenue Bonds
110 5.000 10/01/26 136
California Educational Facilities Authority Revenue Bonds
200 5.000 10/01/27 253
California Educational Facilities Authority Revenue Bonds
315 5.000 12/01/29 371
California Educational Facilities Authority Revenue Bonds
445 5.000 10/01/32 560
California Educational Facilities Authority Revenue Bonds
800 5.000 10/01/35 995
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 02/01/26 1,213
California Health Facilities Financing Authority Revenue Bonds
1,265 5.000 02/01/27 1,570
California Health Facilities Financing Authority Revenue Bonds
1,350 5.000 02/01/28 1,664
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 11/15/29 1,068
California Health Facilities Financing Authority Revenue Bonds
365 5.000 08/15/32 432
California Health Facilities Financing Authority Revenue Bonds
600 5.000 08/15/33 707
California Health Facilities Financing Authority Revenue Bonds
1,600 5.000 08/15/35 1,876
California Infrastructure & Economic Development Bank Revenue Bonds
320 5.000 11/01/26 396
California Infrastructure & Economic Development Bank Revenue Bonds
135 5.000 11/01/27 170
California Infrastructure & Economic Development Bank Revenue Bonds
295 5.000 11/01/32 366
California Infrastructure & Economic Development Bank Revenue Bonds
400 5.000 11/01/33 494
California Municipal Finance Authority Revenue Bonds
1,825 2.000 07/01/24 1,828

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
638 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds
100 5.000 10/01/26 117
California Municipal Finance Authority Revenue Bonds
690 5.000 08/15/27 869
California Municipal Finance Authority Revenue Bonds
560 5.000 10/01/27 663
California Municipal Finance Authority Revenue Bonds
225 5.000 10/01/29 267
California Municipal Finance Authority Revenue Bonds
11,100 5.000 05/15/30 13,496
California Municipal Finance Authority Revenue Bonds
100 5.000 10/01/30 118
California Municipal Finance Authority Revenue Bonds
350 5.000 01/01/31 450
California Municipal Finance Authority Revenue Bonds
800 5.000 08/15/32 977
California Municipal Finance Authority Revenue Bonds
1,200 5.000 08/15/34 1,455
California Statewide Communities Development Authority Revenue Bonds
1,475 5.000 05/15/23 1,590
California Statewide Communities Development Authority Revenue Bonds
(~)(Ê) 3,700 0.870 05/15/24 3,700
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,630 3.500 11/01/27 2,640
California Statewide Communities Development Authority Revenue Bonds
(Þ) 350 5.000 12/01/27 407
California Statewide Communities Development Authority Revenue Bonds
275 5.000 04/01/30 324
California Statewide Communities Development Authority Revenue Bonds
3,125 6.125 11/01/33 3,410
California Statewide Communities Development Authority Revenue Bonds
900 5.000 08/01/34 991
California Statewide Communities Development Authority Revenue Bonds
825 5.000 04/01/47 916
Camarillo Community Development Commission Successor Agency Tax Allocation
(µ) 425 4.000 09/01/38 473
City of Bell General Obligation Unlimited
(µ) 500 3.375 08/01/33 560
City of Bell General Obligation Unlimited
(µ) 500 3.375 08/01/34 559
City of Calimesa California Special Tax
415 4.000 09/01/37 457
City of Clovis Wastewater Revenue Bonds
(µ) 1,250 5.000 08/01/28 1,589
City of Lemoore Water Revenue Bonds
(µ) 230 5.000 06/01/33 289
City of Lemoore Water Revenue Bonds
(µ) 500 5.000 06/01/38 616
City of Lemoore Water Revenue Bonds
(µ) 600 5.000 06/01/39 742
City of Los Angeles Department of Airports Revenue Bonds
725 5.000 05/15/28 854
City of Roseville California Special Tax
5 3.000 09/01/22 5
City of Roseville California Special Tax
10 4.000 09/01/24 11
City of Roseville California Special Tax
10 4.000 09/01/26 11
City of Roseville California Special Tax
10 5.000 09/01/30 12
City of Roseville California Special Tax
25 4.000 09/01/32 27
City of Roseville California Special Tax
30 4.000 09/01/34 32
City of Roseville California Special Tax
35 4.000 09/01/36 38
City of Roseville California Special Tax
40 4.000 09/01/38 43
City of Roseville California Special Tax
45 4.000 09/01/40 48
City of Sacramento Unified School District General Obligation Unlimited
(µ) 3,000 5.000 07/01/31 3,177
City of Susanville Natural Gas Revenue Bonds
(µ) 735 4.000 06/01/32 854
Compton Unified School District General Obligation Unlimited
(µ) 1,250 4.000 06/01/30 1,475
Compton Unified School District General Obligation Unlimited
(µ) 2,000 4.000 06/01/31 2,342
Compton Unified School District General Obligation Unlimited
(µ) 1,850 4.000 06/01/32 2,156
Corona-Norco Unified School District General Obligation Unlimited
3,430 4.000 08/01/39 3,997
County of San Diego Special Tax
185 4.000 09/01/45 196
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,105 5.000 09/01/28 1,378
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 400 5.000 09/01/29 495
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 775 5.000 09/01/32 940
Dinuba Redevelopment Agency Tax Allocation
(µ) 590 5.000 09/01/33 674
Dixon Unified School District General Obligation Unlimited
(µ) 110 5.000 08/01/34 140
Golden State Tobacco Securitization Corp. Revenue Bonds
3,690 5.000 06/01/28 4,527

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 639
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Golden State Tobacco Securitization Corp. Revenue Bonds
10,000 5.000 06/01/31 12,281
Golden State Tobacco Securitization Corp. Revenue Bonds
10,700 5.000 06/01/32 13,073
Golden State Tobacco Securitization Corp. Revenue Bonds
2,300 5.000 06/01/34 2,775
Grossmont-Cuyamaca Community College District General Obligation Unlimited
425 5.000 08/01/34 540
Grossmont-Cuyamaca Community College District General Obligation Unlimited
500 5.000 08/01/35 632
Grossmont-Cuyamaca Community College District General Obligation Unlimited
1,000 5.000 08/01/36 1,259
Grossmont-Cuyamaca Community College District General Obligation Unlimited
1,125 5.000 08/01/37 1,412
Hemet Unified School District General Obligation Unlimited
(µ) 400 4.000 08/01/40 441
Hollister Joint Powers Financing Authority  Wastewater Revenue Bonds
(µ) 1,000 5.000 06/01/36 1,213
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 760 5.000 08/15/29 975
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 410 5.000 08/15/30 521
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,845 5.000 08/15/31 2,314
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,625 5.000 08/15/32 2,020
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,100 5.000 08/15/33 1,361
Inglewood Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,000 5.000 05/01/33 1,203
Inglewood Unified School District General Obligation Unlimited
(µ) 250 4.000 08/01/26 296
Inglewood Unified School District General Obligation Unlimited
(µ) 325 5.000 08/01/28 408
Inglewood Unified School District General Obligation Unlimited
(µ) 400 5.000 08/01/30 495
Inglewood Unified School District General Obligation Unlimited
(µ) 790 5.000 08/01/31 969
Inglewood Unified School District General Obligation Unlimited
(µ) 345 5.000 08/01/32 420
Inglewood Unified School District General Obligation Unlimited
(µ) 500 5.000 08/01/33 607
Irvine Unified School District Special Tax
60 5.000 09/01/30 77
Irvine Unified School District Special Tax
50 5.000 09/01/32 63
Irvine Unified School District Special Tax
60 5.000 09/01/34 75
Irvine Unified School District Special Tax
75 5.000 09/01/36 93
Lake Elsinore School Financing Authority Special Tax
(µ) 750 5.000 10/01/34 964
Lake Elsinore School Financing Authority Special Tax
(µ) 1,490 5.000 10/01/35 1,907
Lancaster Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,380 5.000 08/01/33 1,628
Los Angeles Community College District General Obligation Unlimited
1,890 4.000 08/01/37 2,174
Los Angeles County Metropolitan Transportation Authority Revenue Bonds
2,300 5.000 06/01/35 3,027
Los Angeles County Metropolitan Transportation Authority Revenue Bonds
2,300 5.000 06/01/36 3,004
Los Angeles County Metropolitan Transportation Authority Revenue Bonds
2,500 5.000 06/01/37 3,253
Lynwood Unified School District General Obligation Unlimited
(µ) 565 2.769 08/01/31 441
Lynwood Unified School District General Obligation Unlimited
(µ) 500 2.943 08/01/32 372
Lynwood Unified School District General Obligation Unlimited
(µ) 685 3.113 08/01/33 485
Lynwood Unified School District General Obligation Unlimited
(µ) 630 3.256 08/01/34 425
Lynwood Unified School District General Obligation Unlimited
(µ) 785 3.381 08/01/35 504
Lynwood Unified School District General Obligation Unlimited
(µ) 990 3.478 08/01/36 607
Lynwood Utility Authority Revenue Bonds
(µ) 465 5.000 06/01/32 554
Madera Development Agency Successor Agency Tax Allocation
2,305 5.000 09/01/36 2,803
Napa Valley Community College District General Obligation Unlimited
4,000 Zero coupon 08/01/31 4,482
Oakland Unified School District General Obligation Unlimited
(µ) 1,000 4.000 08/01/34 1,151
Oxnard Financing Authority Revenue Bonds
(µ) 775 5.000 06/01/34 871
Oxnard School District General Obligation Unlimited
(µ) 810 5.250 08/01/28 974
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 350 5.000 10/01/29 447
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 185 5.000 10/01/30 233
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 390 5.000 10/01/31 485
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 405 5.000 10/01/32 499

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
640 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palomar Health General Obligation Unlimited
2,230 5.000 08/01/29 2,658
Paramount Unified School District General Obligation Unlimited
(µ) 1,355 2.845 08/01/34 963
Reef-Sunset Unified School District General Obligation Unlimited
(µ) 665 5.000 08/01/38 801
Rio Vista Public Financing Authority Special Tax
275 5.000 09/01/27 332
Rio Vista Public Financing Authority Special Tax
235 5.000 09/01/29 281
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 540 4.000 11/01/32 656
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 535 4.000 11/01/33 645
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 415 4.000 11/01/35 494
Riverside County Public Financing Authority Tax Allocation
(µ) 2,270 5.000 10/01/27 2,698
Riverside County Public Financing Authority Tax Allocation
(µ) 1,000 5.000 10/01/28 1,182
Riverside County Public Financing Authority Tax Allocation
(µ) 1,150 5.000 10/01/30 1,344
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 490 Zero coupon 10/01/28 568
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 1,010 Zero coupon 10/01/37 1,128
Riverside Unified School District Special Tax
25 4.000 09/01/27 28
Riverside Unified School District Special Tax
30 4.000 09/01/28 34
Riverside Unified School District Special Tax
30 4.000 09/01/29 34
Riverside Unified School District Special Tax
30 4.000 09/01/30 34
Roseville Joint Union High School District Certificate of Participation
(µ) 400 1.000 06/01/25 402
Roseville Joint Union High School District Certificate of Participation
(µ) 300 1.000 06/01/26 298
Roseville Joint Union High School District Certificate of Participation
(µ) 365 1.125 06/01/27 361
Roseville Joint Union High School District Certificate of Participation
(µ) 1,000 2.125 06/01/35 1,000
Sacramento County Sanitation Districts Financing Authority Revenue Bonds
(USD
3 Month LIBOR + 0.530%)(µ)(Ê) 4,200 1.962 12/01/35 3,803
Sacramento County Water Financing Authority Revenue Bonds
(USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 600 1.980 06/01/34 551
Salinas City Elementary School District General Obligation Unlimited
(µ) 2,950 3.622 07/01/34 1,884
Salinas City Elementary School District General Obligation Unlimited
(µ) 1,885 3.775 07/01/36 1,097
Salinas City Elementary School District General Obligation Unlimited
(µ) 3,180 3.835 07/01/37 1,767
San Francisco City & County Public Utilities Commission Water Revenue Bonds
(ae) 2,685 5.000 11/01/27 2,813
San Jacinto Unified School District Financing Authority Special Tax
100 5.000 09/01/36 115
San Jacinto Unified School District Financing Authority Special Tax
250 5.000 09/01/44 283
San Jacinto Unified School District Financing Authority Special Tax
375 5.000 09/01/49 421
San Leandro Unified School District General Obligation Unlimited
(µ) 430 5.000 08/01/34 526
San Leandro Unified School District General Obligation Unlimited
(µ) 800 4.000 08/01/39 925
San Ysidro School District Certificate Of Participation
(µ) 1,175 5.000 09/01/28 1,395
Sanger Unified School District General Obligation Unlimited
(µ) 525 5.000 08/01/31 650
Sanger Unified School District General Obligation Unlimited
(µ) 780 5.000 08/01/33 954
Sanger Unified School District General Obligation Unlimited
(µ) 1,275 5.000 08/01/34 1,555
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000 08/01/31 600
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000 08/01/32 595
Santa Ana Unified School District Certificate of Participation
(µ) 1,000 5.000 04/01/29 1,282
Santa Ana Unified School District Certificate of Participation
(µ) 830 5.000 04/01/31 1,049
Santa Ana Unified School District Certificate of Participation
(µ) 650 5.000 04/01/32 814
Santa Ana Unified School District Certificate of Participation
(µ) 1,360 5.000 04/01/33 1,695
Santa Ana Unified School District Certificate of Participation
(µ) 1,425 5.000 04/01/34 1,769
Santa Ana Unified School District Certificate of Participation
(µ) 1,500 5.000 04/01/35 1,857
Santa Ana Unified School District Certificate of Participation
(µ) 2,120 5.000 04/01/36 2,614

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 641
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Santa Rosa High School District General Obligation Unlimited
(µ) 1,100 5.000 08/01/35 1,346
South Orange County Public Financing Authority Special Assessment
1,500 5.000 08/15/28 1,889
South Orange County Public Financing Authority Special Assessment
900 5.000 08/15/29 947
South Orange County Public Financing Authority Special Assessment
(µ) 700 5.000 08/15/30 874
South Orange County Public Financing Authority Special Assessment
(µ) 385 5.000 08/15/31 476
State of California General Obligation Unlimited
1,250 5.000 04/01/24 1,447
State of California General Obligation Unlimited
1,600 5.000 04/01/25 1,923
State of California General Obligation Unlimited
7,095 5.000 11/01/25 8,067
State of California General Obligation Unlimited
5,760 5.000 03/01/26 6,880
State of California General Obligation Unlimited
2,350 5.000 04/01/26 2,914
State of California General Obligation Unlimited
2,350 5.000 04/01/27 2,992
State of California General Obligation Unlimited
2,575 5.000 10/01/27 3,164
State of California General Obligation Unlimited
2,500 5.250 09/01/28 2,601
State of California General Obligation Unlimited
450 5.000 02/01/31 475
Stockton Community Facilities District Special Tax
55 2.000 09/01/24 56
Stockton Community Facilities District Special Tax
60 2.250 09/01/26 62
Stockton Community Facilities District Special Tax
60 2.375 09/01/28 62
Stockton Community Facilities District Special Tax
70 2.750 09/01/31 70
Stockton Community Facilities District Special Tax
70 3.000 09/01/33 71
Stockton Community Facilities District Special Tax
75 3.000 09/01/34 76
Stockton Community Facilities District Special Tax
50 3.000 09/01/35 50
Stockton Community Facilities District Special Tax
155 3.125 09/01/37 156
Stockton Community Facilities District Special Tax
130 3.125 09/01/39 131
Stockton Community Facilities District Special Tax
155 3.250 09/01/41 155
Stockton Public Financing Authority Water Revenue Bonds
(µ) 1,565 5.000 10/01/30 1,983
Stockton Public Financing Authority Water Revenue Bonds
(µ) 270 5.000 10/01/31 340
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/26 159
Tobacco Settlement Financing Corp. Revenue Bonds
175 5.000 06/01/27 220
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/28 167
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000 06/01/29 334
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000 06/01/32 331
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/34 167
Tobacco Settlement Financing Corp. Revenue Bonds
65 5.000 06/01/35 83
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/36 165
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/39 164
Transbay Joint Powers Authority Tax Allocation
170 5.000 10/01/28 217
Transbay Joint Powers Authority Tax Allocation
80 5.000 10/01/29 103
Transbay Joint Powers Authority Tax Allocation
65 5.000 10/01/30 84
Transbay Joint Powers Authority Tax Allocation
140 5.000 10/01/31 180
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/33 153
Transbay Joint Powers Authority Tax Allocation
85 5.000 10/01/35 108
Transbay Joint Powers Authority Tax Allocation
95 5.000 10/01/36 120
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/37 151
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/38 150
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/39 150
Transbay Joint Powers Authority Tax Allocation
130 5.000 10/01/40 162
Vallecito Union School District General Obligation Unlimited
3,250 1.395 08/01/22 3,224
Watereuse Finance Authority Revenue Bonds
1,230 5.500 05/01/36 1,437

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
642 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Kern Community College District Certificate of Participation
(µ) 1,000 4.000 11/01/40 1,123
251,464
Colorado - 3.1%
Arkansas River Power Authority Revenue Bonds
1,000 5.000 10/01/27 1,192
Arkansas River Power Authority Revenue Bonds
1,200 5.000 10/01/28 1,448
Arkansas River Power Authority Revenue Bonds
1,005 5.000 10/01/29 1,202
Arkansas River Power Authority Revenue Bonds
1,000 5.000 10/01/30 1,187
BNC Metropolitan District No. 1 General Obligation Unlimited
(µ) 360 5.000 12/01/32 439
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited
515 4.000 12/01/27 526
Buffalo Ridge Metropolitan District General Obligation Unlimited
(µ) 1,000 5.000 12/01/35 1,239
City & County of Denver Airport System Revenue Bonds
(~)(ae)(Ê) 1,245 5.000 11/15/22 1,361
City & County of Denver Airport System Revenue Bonds
2,065 5.000 11/15/25 2,242
City & County of Denver Colorado Airport System Revenue Revenue Bonds
1,585 5.000 11/15/32 2,043
City of Grand Junction Revenue Bonds
300 4.000 03/01/34 360
City of Grand Junction Revenue Bonds
365 4.000 03/01/35 436
City of Grand Junction Revenue Bonds
1,715 4.000 03/01/37 2,033
City of Grand Junction Revenue Bonds
650 4.000 03/01/38 768
City of Grand Junction Revenue Bonds
1,000 4.000 03/01/39 1,178
Colorado Educational & Cultural Facilities Authority Revenue Bonds
1,000 5.000 08/15/30 1,121
Colorado Educational & Cultural Facilities Authority Revenue Bonds
850 5.000 12/01/31 954
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000 06/01/49 81
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000 06/01/54 81
Colorado Health Facilities Authority Revenue Bonds
2,225 5.000 11/01/25 2,679
Colorado Health Facilities Authority Revenue Bonds
1,500 5.000 09/01/30 1,705
Colorado Health Facilities Authority Revenue Bonds
3,915 5.000 08/01/32 4,845
Colorado Health Facilities Authority Revenue Bonds
3,270 5.000 08/01/33 4,026
Colorado Health Facilities Authority Revenue Bonds
2,610 5.000 08/01/34 3,204
Colorado Health Facilities Authority Revenue Bonds
3,875 5.000 08/01/35 4,740
Colorado Health Facilities Authority Revenue Bonds
200 4.000 01/01/36 232
Colorado Health Facilities Authority Revenue Bonds
360 5.000 08/01/36 439
Colorado Health Facilities Authority Revenue Bonds
145 5.000 08/01/37 176
Colorado Health Facilities Authority Revenue Bonds
215 5.000 08/01/38 260
Colorado Health Facilities Authority Revenue Bonds
455 5.000 08/01/39 549
Colorado Health Facilities Authority Revenue Bonds
(~)(ae)(Ê) 2,610 2.800 05/15/42 2,721
Colorado Health Facilities Authority Revenue Bonds
(~)(ae)(Ê) 795 5.000 08/01/49 941
Colorado Housing & Finance Authority Revenue Bonds
1,915 4.250 11/01/49 2,162
Colorado Mesa University Revenue Bonds
2,260 5.000 05/15/31 2,898
Copperleaf Metropolitan District No. 2 General Obligation Limited
(µ) 375 4.000 12/01/32 451
Copperleaf Metropolitan District No. 2 General Obligation Limited
(µ) 275 4.000 12/01/33 329
Crystal Valley Metropolitan District No 2 General Obligation Limited
(µ) 750 4.000 12/01/37 875
Crystal Valley Metropolitan District No. 2 General Obligation Limited
(µ) 1,200 4.000 12/01/38 1,393
Denver Health & Hospital Authority Certificates of Participation
730 5.000 12/01/23 809
Denver Health & Hospital Authority Revenue Bonds
120 5.000 12/01/30 148
Denver Health & Hospital Authority Revenue Bonds
220 5.000 12/01/31 269
Denver Health & Hospital Authority Revenue Bonds
475 5.000 12/01/32 577
Denver Health & Hospital Authority Revenue Bonds
295 4.250 12/01/33 310
Denver Health & Hospital Authority Revenue Bonds
(Þ) 1,000 5.000 12/01/34 1,171
Denver Urban Renewal Authority Tax Allocation
1,775 5.000 12/01/21 1,864
Denver Urban Renewal Authority Tax Allocation
(Þ) 1,600 5.250 12/01/39 1,643

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 643
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dominion Water & Sanitation District Revenue Bonds
5,500 5.250 12/01/27 5,745
E-470 Public Highway Authority Revenue Bonds
205 5.000 09/01/26 255
E-470 Public Highway Authority Revenue Bonds
120 5.000 09/01/27 153
E-470 Public Highway Authority Revenue Bonds
(µ) 4,025 Zero coupon 09/01/28 3,597
E-470 Public Highway Authority Revenue Bonds
120 5.000 09/01/28 155
E-470 Public Highway Authority Revenue Bonds
155 5.000 09/01/34 202
E-470 Public Highway Authority Revenue Bonds
150 5.000 09/01/35 195
E-470 Public Highway Authority Revenue Bonds
165 5.000 09/01/36 213
Eaton Area Park & Recreation District General Obligation Limited
470 5.500 12/01/30 486
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 250 4.000 12/01/37 296
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 225 4.000 12/01/38 266
Glen Metropolitan District No. 2 General Obligation Unlimited
1,320 5.000 12/01/47 1,355
Grand River Hospital District General Obligation Unlimited
(µ) 1,000 5.250 12/01/34 1,200
Grand River Hospital District General Obligation Unlimited
(µ) 500 5.250 12/01/35 594
Grand River Hospital District General Obligation Unlimited
(µ) 2,555 5.250 12/01/37 2,993
High Plains Metropolitan District General Obligation Unlimited
(µ) 500 5.000 12/01/35 598
Park Creek Metropolitan District Revenue Bonds
1,860 4.000 12/01/20 1,865
Park Creek Metropolitan District Revenue Bonds
1,000 5.000 12/01/26 1,200
Park Creek Metropolitan District Revenue Bonds
(µ) 1,150 5.000 12/01/28 1,410
Park Creek Metropolitan District Revenue Bonds
365 5.000 12/01/34 426
Park Creek Metropolitan District Revenue Bonds
500 5.000 12/01/37 580
Poudre Tech Metropolitan District General Obligation Unlimited
(µ) 1,360 4.000 12/01/33 1,604
Poudre Tech Metropolitan District General Obligation Unlimited
(µ) 1,435 4.000 12/01/34 1,688
Public Authority for Colorado Energy Revenue Bonds
1,000 6.250 11/15/28 1,269
Regional Transportation District Certificate Of Participation
6,725 5.000 06/01/27 7,440
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited
500 5.000 12/01/37 512
Town of Firestone Water Enterprise Revenue Bonds
(µ) 650 4.000 12/01/38 781
Vauxmont Metropolitan District General Obligation Limited
(µ) 125 5.000 12/15/29 146
Vauxmont Metropolitan District General Obligation Limited
(µ) 125 5.000 12/15/30 146
98,677
Connecticut - 2.5%
City of Bridgeport General Obligation Unlimited
1,345 5.000 08/15/27 1,639
City of Bridgeport General Obligation Unlimited
(µ) 965 5.000 07/01/29 1,088
City of Bridgeport General Obligation Unlimited
1,640 5.000 11/01/33 1,905
City of Bridgeport General Obligation Unlimited
700 5.000 11/01/34 812
City of Hartford General Obligation Unlimited
(µ) 205 5.000 08/15/22 221
City of Hartford General Obligation Unlimited
(µ) 2,515 5.000 04/01/24 2,780
City of Hartford General Obligation Unlimited
(µ) 250 5.000 07/01/25 299
City of Hartford General Obligation Unlimited
(µ) 2,205 5.000 07/01/31 2,553
City of Hartford General Obligation Unlimited
725 4.000 04/01/32 758
City of Hartford General Obligation Unlimited
(µ) 370 4.000 07/15/33 405
City of Hartford General Obligation Unlimited
(µ) 180 4.000 07/01/34 196
City of New Haven General Obligation Unlimited
(µ) 575 5.000 08/01/21 591
City of New Haven General Obligation Unlimited
150 5.000 08/01/26 173
City of New Haven General Obligation Unlimited
300 5.000 08/01/27 351
City of New Haven General Obligation Unlimited
450 5.000 08/01/28 532
City of New Haven General Obligation Unlimited
250 5.500 08/01/29 302
City of New Haven General Obligation Unlimited
(µ) 450 5.000 02/01/30 569
City of New Haven General Obligation Unlimited
150 5.500 08/01/30 180

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
644 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of New Haven General Obligation Unlimited
(µ) 1,915 5.000 09/01/30 2,223
City of New Haven General Obligation Unlimited
200 5.500 08/01/31 239
City of New Haven General Obligation Unlimited
200 5.500 08/01/32 238
City of New Haven General Obligation Unlimited
100 5.500 08/01/33 118
City of Waterbury General Obligation Unlimited
600 5.000 02/01/27 749
City of Waterbury General Obligation Unlimited
700 5.000 02/01/28 892
City of Waterbury General Obligation Unlimited
575 5.000 02/01/30 761
City of Waterbury General Obligation Unlimited
425 5.000 02/01/31 559
City of Waterbury General Obligation Unlimited
1,300 5.000 02/01/33 1,688
City of Waterbury General Obligation Unlimited
750 5.000 02/01/34 969
City of West Haven General Obligation Unlimited
810 4.000 11/01/21 832
City of West Haven General Obligation Unlimited
200 5.000 11/01/22 213
City of West Haven General Obligation Unlimited
1,070 5.000 11/01/23 1,168
City of West Haven General Obligation Unlimited
400 5.000 11/01/24 448
City of West Haven General Obligation Unlimited
400 5.000 11/01/25 458
City of West Haven General Obligation Unlimited
525 5.000 11/01/26 611
City of West Haven General Obligation Unlimited
435 5.000 11/01/27 513
Connecticut Clean Water Fund Revenue Bonds
3,945 5.000 05/01/32 4,907
Connecticut Housing Finance Authority Revenue Bonds
3,895 4.250 05/15/42 4,311
Connecticut State Health & Educational Facilities Authority Revenue Bonds
600 5.000 07/01/24 646
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 2.750 01/01/26 100
Connecticut State Health & Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/26 1,105
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 3.250 01/01/27 101
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 5.000 01/01/30 110
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(~)
(ae)(Ê) 1,025 5.000 07/01/40 1,327
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(~)
(ae)(Ê) 400 1.800 07/01/49 415
Metropolitan District General Obligation Unlimited
(µ) 630 5.000 11/01/30 769
State of Connecticut General Obligation Unlimited
675 5.000 06/15/27 852
State of Connecticut General Obligation Unlimited
9,860 5.000 04/15/28 12,640
State of Connecticut General Obligation Unlimited
245 5.000 06/15/28 315
State of Connecticut General Obligation Unlimited
5,500 5.000 03/15/29 6,613
State of Connecticut General Obligation Unlimited
275 5.000 06/15/29 351
State of Connecticut General Obligation Unlimited
60 5.000 06/15/32 75
State of Connecticut General Obligation Unlimited
1,000 5.000 04/15/34 1,250
State of Connecticut General Obligation Unlimited
(µ) 1,500 5.000 09/15/34 1,889
State of Connecticut Special Tax Revenue Bonds
4,470 5.000 10/01/25 5,054
Town of Hamden General Obligation Unlimited
(µ) 400 5.000 08/15/29 492
University of Connecticut Revenue Bonds
(µ) 1,585 5.000 03/15/29 1,889
University of Connecticut Revenue Bonds
(µ) 665 5.000 04/15/29 845
University of Connecticut Revenue Bonds
(µ) 3,455 5.000 01/15/36 4,143
78,232
Delaware - 0.3%
County of New Castle General Obligation Unlimited
5,000 5.000 10/01/26 6,117
Delaware Municipal Electric Corp. (The) Revenue Bonds
(µ) 335 5.000 10/01/38 414
Delaware State Economic Development Authority Revenue Bonds
75 4.000 08/01/29 81
Delaware State Economic Development Authority Revenue Bonds
100 5.000 08/01/39 112
Delaware State Health Facilities Authority Revenue Bonds
800 5.000 07/01/29 1,006

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 645
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Delaware State Health Facilities Authority Revenue Bonds
600 5.000 06/01/30 734
8,464
District of Columbia - 0.8%
District of Columbia Revenue Bonds
2,240 5.000 12/01/28 2,348
District of Columbia Revenue Bonds
4,500 5.000 12/01/33 5,805
District of Columbia Revenue Bonds
5,750 5.000 12/01/34 7,404
District of Columbia Revenue Bonds
1,115 5.000 10/01/35 1,448
District of Columbia Revenue Bonds
2,000 5.000 06/01/36 2,227
District of Columbia Revenue Bonds
1,905 5.000 06/01/40 2,185
District of Columbia Water & Sewer Authority Revenue Bonds
(~)(ae)(Ê) 935 1.750 10/01/54 968
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/31 188
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/33 186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/34 185
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/35 185
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
250 5.000 10/01/36 307
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/37 183
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/38 183
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
225 5.000 10/01/39 273
24,075
Florida - 5.5%
Aberdeen Community Development District Special Assessment
(µ) 1,000 3.250 05/01/36 1,023
Arborwood Community Development District Special Assessment
(µ) 1,215 2.750 05/01/25 1,315
Arborwood Community Development District Special Assessment
(µ) 1,250 3.000 05/01/26 1,376
Arborwood Community Development District Special Assessment
(µ) 1,285 3.125 05/01/27 1,429
Arborwood Community Development District Special Assessment
(µ) 1,330 3.250 05/01/28 1,502
Arborwood Community Development District Special Assessment
(µ) 1,370 3.500 05/01/32 1,523
Ave Maria Stewardship Community District Special Assessment
(µ) 2,230 2.750 05/01/33 2,393
Ave Maria Stewardship Community District Special Assessment
(µ) 2,920 3.000 05/01/38 3,137
Bonterra Community Development District Special Assessment
195 2.750 05/01/24 205
Bonterra Community Development District Special Assessment
215 3.250 05/01/27 234
Bonterra Community Development District Special Assessment
220 3.400 05/01/28 242
Bonterra Community Development District Special Assessment
720 3.625 05/01/31 789
Bonterra Community Development District Special Assessment
655 4.000 05/01/37 715
Capital Projects Finance Authority Revenue Bonds
(µ) 60 5.125 10/01/21 60
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 120 4.500 01/01/35 118
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 500 5.250 12/01/58 501
Celebration Pointe Community Development District Special Assessment
(Þ) 175 4.000 05/01/22 177
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500 11/01/27 133
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500 11/01/28 133
Century Gardens at Tamiami Community Development District Special Assessment
130 4.000 05/01/31 142
Century Gardens at Tamiami Community Development District Special Assessment
650 4.000 11/01/33 713
Citizens Property Insurance Corp. Revenue Bonds
7,385 5.000 06/01/22 7,926
City of Atlantic Beach Health Care Facilities Revenue Bonds
275 3.000 11/15/23 275
City of Hollywood General Obligation Unlimited
(µ) 1,320 5.000 07/01/32 1,718
City of Miami Beach Parking Revenue Bonds
(µ) 395 5.000 09/01/32 468
City of Miami Beach Parking Revenue Bonds
(µ) 1,755 5.000 09/01/33 2,073
City of North Port Special Assessment
(µ)(ae) 1,135 5.000 07/01/23 1,277
City of Tallahassee Revenue Bonds
500 5.000 12/01/27 580
City of Tallahassee Revenue Bonds
650 5.000 12/01/28 750

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
646 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Tampa Revenue Bonds
720 5.000 07/01/32 911
City of Tampa Revenue Bonds
725 5.000 07/01/33 912
City of Tampa Revenue Bonds
1,325 4.000 07/01/38 1,509
Cityplace Community Development District Special Assessment
(µ) 2,380 1.359 05/01/28 2,367
Cityplace Community Development District Special Assessment
(µ) 3,000 0.630 05/01/33 3,112
Collier County Industrial Development Authority Revenue Bonds
1,280 5.500 10/01/26 1,303
Corkscrew Farms Community Development District Special Assessment
(Þ) 75 3.750 11/01/23 76
Corkscrew Farms Community Development District Special Assessment
(Þ) 235 4.500 11/01/28 249
Country Greens Community Development District Special Assessment
130 2.500 05/01/22 133
Country Greens Community Development District Special Assessment
105 2.750 05/01/23 109
Country Greens Community Development District Special Assessment
100 4.000 05/01/34 108
County of Broward Airport System Revenue Bonds
(ae) 145 5.000 10/01/22 158
County of Broward Port Facilities Revenue Bonds
1,005 5.000 09/01/37 1,214
County of Broward Port Facilities Revenue Bonds
1,050 5.000 09/01/38 1,264
County of Miami-Dade Revenue Bonds
3,000 5.000 10/01/28 3,241
County of Miami-Dade Revenue Bonds
(µ) 4,310 3.233 10/01/35 2,608
County of Osceola Transportation Revenue Bonds
400 5.000 10/01/32 485
County of Osceola Transportation Revenue Bonds
350 5.000 10/01/33 422
County of Osceola Transportation Revenue Bonds
250 5.000 10/01/34 301
County of Osceola Transportation Revenue Bonds
440 5.000 10/01/35 527
County of Osceola Transportation Revenue Bonds
600 5.000 10/01/36 716
County of Osceola Transportation Revenue Bonds
525 5.000 10/01/37 625
County of Osceola Transportation Revenue Bonds
790 5.000 10/01/38 936
Cypress Bluff Community Development District Special Assessment
800 3.625 05/01/40 801
Cypress Mill Community Development District Special Assessment
415 3.000 06/15/31 407
Deer Run Community Development District Special Assessment
1,230 5.400 05/01/39 1,314
Downtown Doral South Community Development District Special Assessment
(Þ) 405 3.875 12/15/23 413
Eagle Pointe Community Development District Special Assessment
(Þ) 35 3.000 05/01/25 35
Eagle Pointe Community Development District Special Assessment
(Þ) 60 3.625 05/01/31 61
East Bonita Beach Road Community Development District Special Assessment
(Þ) 90 3.875 11/01/23 91
East Bonita Beach Road Community Development District Special Assessment
(Þ) 340 4.375 11/01/29 356
Enbrook Community Development District Special Assessment
200 2.500 05/01/25 200
Escambia County Health Facilities Authority Revenue Bonds
360 5.000 08/15/31 445
Escambia County Health Facilities Authority Revenue Bonds
420 5.000 08/15/32 516
Escambia County Health Facilities Authority Revenue Bonds
355 5.000 08/15/33 434
Escambia County Health Facilities Authority Revenue Bonds
275 5.000 08/15/34 335
Escambia County Health Facilities Authority Revenue Bonds
375 5.000 08/15/35 455
Escambia County Health Facilities Authority Revenue Bonds
540 5.000 08/15/36 652
Escambia County Health Facilities Authority Revenue Bonds
720 5.000 08/15/37 866
Esplanade Lake Club Community Development District Special Assessment
120 3.250 11/01/25 122
Esplanade Lake Club Community Development District Special Assessment
200 4.000 11/01/40 205
Fishhawk Ranch Community Development District Special Assessment
(µ) 200 2.750 11/01/35 198
Florida Development Finance Corp. Revenue Bonds
35 5.000 04/01/26 42
Florida Development Finance Corp. Revenue Bonds
35 5.000 04/01/27 42
Florida Development Finance Corp. Revenue Bonds
35 5.000 04/01/28 43
Florida Development Finance Corp. Revenue Bonds
30 5.000 04/01/29 37
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000 12/15/29 110
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 12/15/34 116

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 647
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds
(Þ) 125 5.000 12/15/39 143
Florida Development Finance Corp. Revenue Bonds
(Þ) 225 5.125 06/01/40 232
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,000 5.000 10/01/31 1,320
Florida Governmental Utility Authority Revenue Bonds
(µ) 2,300 5.000 10/01/32 3,010
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,600 5.000 10/01/33 2,076
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,000 4.000 10/01/35 1,197
Florida Higher Educational Facilities Financing Authority Revenue Bonds
(Þ) 800 4.500 06/01/33 789
Florida Higher Educational Facilities Financing Authority Revenue Bonds
(Þ) 150 4.750 06/01/38 148
Florida Municipal Power Agency Revenue Bonds
4,660 5.000 10/01/28 5,730
Flow Way Community Development District Special Assessment
210 4.000 11/01/28 218
Flow Way Community Development District Special Assessment
200 4.875 11/01/37 210
Flow Way Community Development District Special Assessment
100 5.000 11/01/38 109
Forest Brooke Community Development District Special Assessment
45 3.000 11/01/21 46
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/22 51
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/23 52
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/24 52
Forest Brooke Community Development District Special Assessment
105 3.000 11/01/25 110
Forest Brooke Community Development District Special Assessment
105 3.000 11/01/26 110
Forest Brooke Community Development District Special Assessment
110 3.000 11/01/27 115
Forest Brooke Community Development District Special Assessment
115 3.000 11/01/28 120
Forest Brooke Community Development District Special Assessment
115 3.000 11/01/29 120
Forest Brooke Community Development District Special Assessment
1,000 3.000 11/01/39 999
Golden Lakes Community Development District Special Assessment
(µ) 15 3.000 05/01/22 15
Golden Lakes Community Development District Special Assessment
(µ) 30 3.250 05/01/23 31
Golden Lakes Community Development District Special Assessment
(µ) 80 3.500 05/01/24 86
Golden Lakes Community Development District Special Assessment
(µ) 510 4.250 05/01/32 577
Harbor Bay Community Development District Special Assessment
885 3.300 05/01/29 913
Harmony West Community Development District Special Assessment
(Þ) 255 4.125 05/01/24 261
Harmony West Community Development District Special Assessment
(Þ) 420 4.750 05/01/29 451
Harmony West Community Development District Special Assessment
(Þ) 620 5.100 05/01/38 689
Heritage Harbor North Community Development District Special Assessment
150 5.000 05/01/34 169
Hillcrest Community Development District Special Assessment
300 4.000 11/01/28 322
Hillcrest Community Development District Special Assessment
300 4.500 11/01/38 326
Hills Minneola Community Development District Special Assessment
(Þ) 220 3.000 05/01/25 222
Hills Minneola Community Development District Special Assessment
(Þ) 140 3.500 05/01/31 143
Hillsborough County Aviation Authority
2,890 5.000 10/01/44 3,186
Hillsborough County Industrial Development Authority Revenue Bonds
11,900 4.000 08/01/45 12,875
K-Bar Ranch II Community Development District Special Assessment
(Þ) 345 4.000 05/01/28 356
Lakeshore Ranch Community Development District Special Assessment
370 3.000 05/01/25 392
Lakeshore Ranch Community Development District Special Assessment
380 3.000 05/01/26 406
Lakeshore Ranch Community Development District Special Assessment
390 3.000 05/01/27 416
Lakeshore Ranch Community Development District Special Assessment
405 3.000 05/01/28 430
Lakeshore Ranch Community Development District Special Assessment
415 3.000 05/01/29 443
Lakeshore Ranch Community Development District Special Assessment
2,675 3.000 05/01/35 2,722
Lakewood Ranch Stewardship District Special Assessment
100 2.500 05/01/25 100
Lakewood Ranch Stewardship District Special Assessment
(µ) 550 2.000 05/01/27 571
Lakewood Ranch Stewardship District Special Assessment
(µ) 585 2.000 05/01/30 586
Lakewood Ranch Stewardship District Special Assessment
310 3.125 05/01/30 310

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
648 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment
100 3.200 05/01/30 100
Lee Memorial Health System Revenue Bonds
(~)(ae)(Ê) 2,300 5.000 04/01/33 2,653
Lucerne Park Community Development District Special Assessment
1,030 4.625 05/01/39 1,091
McJunkin Parkland Community Development District Special Assessment
(Þ) 520 4.750 11/01/29 577
Meadow Pointe III Community Development District Special Assessment
105 2.750 05/01/21 106
Meadow Pointe III Community Development District Special Assessment
110 3.250 05/01/23 114
Meadow Pointe IV Community Development District Special Assessment
105 2.625 05/01/21 106
Meadow Pointe IV Community Development District Special Assessment
105 2.750 05/01/22 107
Meadow Pointe IV Community Development District Special Assessment
110 3.200 05/01/23 115
Mediterranea Community Development District Special Assessment
260 4.250 05/01/29 285
Mediterranea Community Development District Special Assessment
1,130 4.750 05/01/37 1,230
Miami Beach Health Facilities Authority Revenue Bonds
5,930 5.000 11/15/29 6,257
Mid-Bay Bridge Authority Revenue Bonds
455 5.000 10/01/23 504
Midtown Miami Community Development District Special Assessment
100 5.000 05/01/29 104
Mitchell Ranch Community Development District Special Assessment
475 3.375 12/15/30 480
Naples Reserve Community Development District Special Assessment
(Þ) 535 4.625 11/01/29 563
North Dade Community Development District Special Assessment
81 3.000 05/01/21 82
North Dade Community Development District Special Assessment
81 3.000 05/01/22 83
North Dade Community Development District Special Assessment
84 3.000 05/01/23 87
North Dade Community Development District Special Assessment
88 3.500 05/01/24 94
North Dade Community Development District Special Assessment
92 3.500 05/01/25 100
North Dade Community Development District Special Assessment
96 3.500 05/01/26 105
North Dade Community Development District Special Assessment
100 3.500 05/01/27 110
North Dade Community Development District Special Assessment
99 3.500 05/01/28 110
North Dade Community Development District Special Assessment
327 3.750 05/01/31 360
North Dade Community Development District Special Assessment
824 4.000 05/01/38 888
Oak Creek Community Development District Special Assessment
165 3.000 05/01/21 167
Oak Creek Community Development District Special Assessment
170 3.300 05/01/22 174
Oak Creek Community Development District Special Assessment
180 3.500 05/01/23 189
Palm Glades Community Development District Special Assessment
750 4.000 11/01/33 854
Parker Road Community Development District Special Assessment
250 3.100 05/01/25 251
Parker Road Community Development District Special Assessment
255 3.375 05/01/30 256
Parkview at Long Lake Ranch Community Development District Special
Assessment
515 2.500 05/01/25 515
Parkway Center Community Development District Special Assessment Revenue
Bonds
95 3.500 05/01/25 102
Parkway Center Community Development District Special Assessment Revenue
Bonds
100 4.000 05/01/26 112
Parkway Center Community Development District Special Assessment Revenue
Bonds
105 4.000 05/01/27 119
Parkway Center Community Development District Special Assessment Revenue
Bonds
110 4.000 05/01/28 125
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
460 4.000 05/01/25 505
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
500 4.000 05/01/27 559
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
375 4.500 05/01/31 440
Portico Community Development District Special Assessment
25 3.250 05/01/31 25
Reedy Creek Improvement District General Obligation Limited
(ae) 9,870 5.000 06/01/23 11,068
Sampson Creek Community Development District Special Assessment
(µ) 100 2.375 05/01/35 100

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 649
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sampson Creek Community Development District Special Assessment
(µ) 190 2.625 05/01/40 192
Sarasota National Community Development District Special Assessment
1,500 3.500 05/01/31 1,559
Sarasota National Community Development District Special Assessment
2,205 4.000 05/01/39 2,290
Sherwood Manor Community Development District Special Assessment
(Þ) 550 4.625 11/01/29 574
South Fork East Community Development District Special Assessment
1,995 4.125 05/01/36 2,164
South Kendall Community Development District Special Assessment
205 4.000 11/01/31 225
South Village Community Development District Special Assessment
425 3.500 05/01/32 444
South Village Community Development District Special Assessment
230 3.750 05/01/38 240
Southern Groves Community Development District No. 5 Special Assessment
205 2.875 05/01/24 206
State of Florida General Obligation Unlimited
1,300 4.000 06/01/30 1,370
State of Florida General Obligation Unlimited
2,055 4.000 07/01/35 2,439
Stonegate Community Development District Special Assessment
180 3.000 05/01/21 182
Stonegate Community Development District Special Assessment
190 3.000 05/01/22 194
Stonegate Community Development District Special Assessment
190 3.000 05/01/23 196
Stonegate Community Development District Special Assessment
195 3.000 05/01/24 204
Stonegate Community Development District Special Assessment
205 3.000 05/01/25 216
Stonegate Community Development District Special Assessment
210 3.000 05/01/26 221
Stonegate Community Development District Special Assessment
215 3.000 05/01/27 228
Stonegate Community Development District Special Assessment
225 3.000 05/01/28 239
Stonegate Community Development District Special Assessment
230 3.000 05/01/29 244
Stonegate Community Development District Special Assessment
1,270 3.000 05/01/34 1,297
Stonegate Community Development District Special Assessment
1,465 3.000 05/01/39 1,477
Sweetwater Creek Community Development District Special Assessment
(µ) 385 2.250 05/01/27 400
Tampa Bay Water Revenue Bonds
1,875 4.000 10/01/28 2,155
Timber Creek Community Development District Special Assessment
(Þ) 210 4.125 11/01/24 213
Timber Creek Community Development District Special Assessment
(Þ) 400 4.625 11/01/29 422
Timber Creek Community Development District Special Assessment
(Þ) 535 5.000 11/01/38 581
Timber Creek Southwest Community Development District Special Assessment
645 2.500 06/15/25 645
Timber Creek Southwest Community Development District Special Assessment
650 3.000 06/15/30 649
Tolomato Community Development District Special Assessment
420 3.500 05/01/24 431
Tolomato Community Development District Special Assessment
(µ) 1,180 3.000 05/01/33 1,289
Tolomato Community Development District Special Assessment
(µ) 930 3.000 05/01/37 1,011
Tolomato Community Development District Special Assessment
(µ) 605 3.000 05/01/40 652
Town of Davie Educational Facilities Revenue Bonds
550 5.000 04/01/32 651
Village Community Development District No. 12 Special Assessment
(Þ) 1,525 3.800 05/01/28 1,622
Volusia County School Board Certificate of Participation
(µ) 1,280 5.000 08/01/32 1,535
Watergrass Community Development District II Special Assessment
390 4.000 05/01/23 394
Watergrass Community Development District II Special Assessment
775 4.450 05/01/28 802
Watergrass Community Development District II Special Assessment
2,260 5.150 05/01/38 2,375
172,664
Georgia - 1.5%
Bartow County Development Authority Revenue Bonds
(~)(ae)(Ê) 890 1.550 08/01/43 902
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 525 2.150 10/01/32 548
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 285 2.250 10/01/32 295
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 3,875 3.000 11/01/45 4,047
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 500 2.925 11/01/48 533
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 855 1.550 12/01/49 866
County of Fulton Water & Sewerage Revenue Bonds
1,415 4.000 01/01/35 1,493
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds
1,000 5.000 08/01/21 1,030

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
650 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Main Street Natural Gas, Inc. Revenue Bonds
(USD 1 Month LIBOR + 0.830%)(ae)
(Ê) 12,480 0.934 12/01/23 12,489
Main Street Natural Gas, Inc. Revenue Bonds
4,775 5.000 05/15/30 5,891
Main Street Natural Gas, Inc. Revenue Bonds
(USD 1 Month LIBOR + 0.750%)(ae)
(Ê) 8,785 1.944 04/01/48 8,776
Main Street Natural Gas, Inc. Revenue Bonds
(~)(ae)(Ê) 2,750 4.000 04/01/48 2,998
Main Street Natural Gas, Inc. Revenue Bonds
(~)(ae)(Ê) 2,600 4.000 08/01/49 2,948
Municipal Electric Authority of Georgia Revenue Bonds
2,420 5.000 01/01/38 2,951
Municipal Electric Authority of Georgia Revenue Bonds
1,225 5.000 01/01/39 1,490
Savannah Hospital Authority Revenue Bonds
1,000 5.500 07/01/28 1,106
48,363
Guam - 1.9%
Guam Business Privilege Tax Revenue Bonds
7,860 5.000 11/15/26 8,859
Guam Department of Education Certificate Of Participation
675 3.625 02/01/25 675
Guam Department of Education Certificate Of Participation
265 4.250 02/01/30 267
Guam Government Waterworks Authority Revenue Bonds
150 5.000 07/01/25 175
Guam Government Waterworks Authority Revenue Bonds
225 5.000 07/01/26 268
Guam Government Waterworks Authority Revenue Bonds
150 5.000 07/01/27 182
Guam Government Waterworks Authority Revenue Bonds
1,395 5.000 07/01/28 1,535
Guam Government Waterworks Authority Revenue Bonds
5,425 5.000 07/01/29 6,059
Guam Government Waterworks Authority Revenue Bonds
300 5.000 07/01/30 356
Guam Government Waterworks Authority Revenue Bonds
600 5.000 07/01/31 701
Guam Government Waterworks Authority Revenue Bonds
300 5.000 07/01/32 352
Guam Government Waterworks Authority Revenue Bonds
3,200 5.000 01/01/46 3,575
Guam Government Waterworks Authority Revenue Bonds
445 5.000 01/01/50 531
Guam Power Authority Revenue Bonds
(µ) 2,190 5.000 10/01/24 2,374
Guam Power Authority Revenue Bonds
3,925 5.000 10/01/34 4,404
Guam Power Authority Revenue Bonds
2,690 5.000 10/01/35 3,110
Territory of Guam Revenue Bonds
435 5.000 12/01/21 449
Territory of Guam Revenue Bonds
5,060 5.000 12/01/22 5,361
Territory of Guam Revenue Bonds
2,450 5.000 12/01/23 2,659
Territory of Guam Revenue Bonds
3,000 5.000 12/01/24 3,334
Territory of Guam Revenue Bonds
2,000 5.000 12/01/28 2,290
Territory of Guam Revenue Bonds
9,625 5.000 01/01/31 9,909
Territory of Guam Revenue Bonds
785 5.000 01/01/32 807
Territory of Guam Revenue Bonds
1,035 5.000 12/01/32 1,173
Territory of Guam Revenue Bonds
555 5.000 12/01/35 625
Territory of Guam Revenue Bonds
980 5.000 12/01/36 1,098
61,128
Hawaii - 0.1%
City & County Honolulu Wastewater System Revenue Bonds
100 5.000 07/01/21 103
City & County Honolulu Wastewater System Revenue Bonds
130 5.000 07/01/22 140
State of Hawaii Department of Budget & Finance Revenue Bonds
1,400 3.200 07/01/39 1,419
1,662
Idaho - 0.4%
Idaho Health Facilities Authority Revenue Bonds
1,390 5.000 09/01/24 1,564
Idaho Health Facilities Authority Revenue Bonds
2,090 5.000 09/01/27 2,437
Idaho Health Facilities Authority Revenue Bonds
2,045 5.000 09/01/28 2,368
Idaho Health Facilities Authority Revenue Bonds
2,400 5.000 09/01/31 2,728
Idaho Health Facilities Authority Revenue Bonds
1,245 4.000 09/01/40 1,447

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 651
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Idaho Housing & Finance Association Revenue Bonds
1,670 5.000 07/15/31 1,843
Idaho State Building Authority Revenue Bonds
590 5.000 09/01/23 639
13,026
Illinois - 15.4%
Berwyn Municipal Securitization Corp. Revenue Bonds
(µ) 1,000 5.000 01/01/35 1,231
Carol Stream Park District General Obligation Unlimited
(µ) 475 5.000 01/01/37 564
Champaign Community Unit School District No.4 General Obligation Unlimited
50 Zero coupon 01/01/26 48
Champaign Community Unit School District No.4 General Obligation Unlimited
25 Zero coupon 01/01/27 23
Champaign Community Unit School District No.4 General Obligation Unlimited
35 Zero coupon 01/01/28 32
Champaign Community Unit School District No.4 General Obligation Unlimited
30 5.000 01/01/29 38
Champaign Community Unit School District No.4 General Obligation Unlimited
25 5.000 01/01/30 32
Champaign Community Unit School District No.4 General Obligation Unlimited
90 5.000 01/01/31 114
Champaign Community Unit School District No.4 General Obligation Unlimited
260 5.000 01/01/32 327
Champaign Community Unit School District No.4 General Obligation Unlimited
105 5.000 01/01/33 131
Champaign Community Unit School District No.4 General Obligation Unlimited
155 5.000 01/01/34 193
Chicago Board of Education Capital Improvement Tax Bonds Revenue Bonds
10,000 5.750 04/01/33 11,549
Chicago Board of Education General Obligation Unlimited
4,000 5.000 12/01/20 4,013
Chicago Board of Education General Obligation Unlimited
(µ) 4,025 2.519 12/01/23 3,738
Chicago Board of Education General Obligation Unlimited
(µ) 675 5.000 12/01/25 798
Chicago Board of Education General Obligation Unlimited
(µ) 810 5.000 12/01/26 977
Chicago Board of Education General Obligation Unlimited
(µ) 17,825 5.000 12/01/27 21,929
Chicago Board of Education General Obligation Unlimited
(µ) 10,880 2.956 12/01/28 8,445
Chicago Board of Education General Obligation Unlimited
(µ) 2,750 5.000 12/01/28 3,427
Chicago Board of Education General Obligation Unlimited
(µ) 3,630 3.163 12/01/30 2,577
Chicago Board of Education General Obligation Unlimited
(µ) 8,000 5.000 12/01/31 9,730
Chicago Board of Education General Obligation Unlimited
(µ) 6,500 5.000 12/01/32 7,852
Chicago Board of Education General Obligation Unlimited
325 5.000 04/01/34 353
Chicago Board of Education General Obligation Unlimited
250 5.000 04/01/35 271
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000 12/01/35 1,195
Chicago Board of Education General Obligation Unlimited
225 5.000 04/01/36 243
Chicago Board of Education General Obligation Unlimited
310 5.000 04/01/37 335
Chicago Board of Education General Obligation Unlimited
(Þ) 5,000 7.000 12/01/42 6,206
Chicago Midway International Airport Revenue Bonds
3,000 5.000 01/01/21 3,020
Chicago Midway International Airport Revenue Bonds
940 5.000 01/01/30 1,046
Chicago Midway International Airport Revenue Bonds
4,435 5.000 01/01/34 4,887
Chicago O'Hare International Airport Revenue Bonds
3,200 5.000 01/01/28 3,444
Chicago O'Hare International Airport Revenue Bonds
4,250 5.000 01/01/33 4,889
Chicago O'Hare International Airport Revenue Bonds
1,850 5.000 01/01/34 2,122
Chicago O'Hare International Airport Revenue Bonds
1,825 4.000 01/01/44 1,991
Chicago Park District General Obligation Limited
550 5.000 01/01/27 651
Chicago Park District General Obligation Limited
(µ) 5,000 4.000 01/01/32 5,590
Chicago Park District General Obligation Limited
(µ) 6,810 4.000 01/01/33 7,563
Chicago Park District General Obligation Limited
1,000 4.000 01/01/38 1,078
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,420 5.000 01/01/26 4,002
Chicago Sales Tax Securitization Corp. Revenue Bonds
2,925 5.000 01/01/27 3,484
Chicago Sales Tax Securitization Corp. Revenue Bonds
4,650 5.000 01/01/28 5,635
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,695 5.000 01/01/29 4,541
Chicago Sales Tax Securitization Corp. Revenue Bonds
7,805 5.000 01/01/30 9,670
Chicago Sales Tax Securitization Corp. Revenue Bonds
19,040 5.500 01/01/32 23,664

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
652 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Sales Tax Securitization Corp. Revenue Bonds
6,590 5.000 01/01/35 7,650
Chicago Sales Tax Securitization Corp. Revenue Bonds
710 4.000 01/01/38 769
City of Chicago General Obligation Unlimited
1,925 5.000 12/01/21 1,928
City of Chicago General Obligation Unlimited
6,570 5.000 12/01/23 6,580
City of Chicago General Obligation Unlimited
465 5.000 01/01/27 492
City of Chicago General Obligation Unlimited
1,650 5.000 01/01/28 1,740
City of Chicago General Obligation Unlimited
2,210 5.000 01/01/29 2,323
City of Chicago General Obligation Unlimited
870 5.000 01/01/30 913
City of Chicago General Obligation Unlimited
60 5.000 01/01/31 64
City of Chicago General Obligation Unlimited
(µ) 5,535 5.250 01/01/31 6,048
City of Chicago General Obligation Unlimited
1,400 5.000 01/01/36 1,421
City of Chicago General Obligation Unlimited
3,700 5.000 01/01/38 3,784
City of Chicago General Obligation Unlimited
325 5.000 01/01/40 324
City of Chicago Motor Fuel Tax Revenue Bonds
560 5.000 01/01/28 579
City of Chicago Motor Fuel Tax Revenue Bonds
725 5.000 01/01/29 747
City of Chicago Revenue Bonds
(ae) 500 5.250 01/01/38 529
City of Chicago Wastewater Transmission Revenue Bonds
505 5.000 01/01/29 560
City of Chicago Wastewater Transmission Revenue Bonds
900 5.000 01/01/32 989
City of Chicago Wastewater Transmission Revenue Bonds
1,630 5.000 01/01/35 1,864
City of Chicago Wastewater Transmission Revenue Bonds
4,920 5.000 01/01/36 5,812
City of Chicago Waterworks Revenue Bonds
(µ) 6,000 5.000 11/01/31 7,272
City of Chicago Waterworks Revenue Bonds
1,000 5.000 11/01/34 1,126
City of Chicago Waterworks Revenue Bonds
2,875 5.000 11/01/42 3,054
City of Country Club Hills General Obligation Unlimited
(µ) 1,000 4.000 12/01/29 1,134
City of Mount Vernon General Obligation Unlimited
(µ) 2,530 4.000 12/15/30 3,051
City of Mount Vernon General Obligation Unlimited
(µ) 3,155 4.000 12/15/31 3,779
City of Mount Vernon General Obligation Unlimited
(µ) 3,275 4.000 12/15/32 3,895
City of Mount Vernon General Obligation Unlimited
(µ) 615 4.000 12/15/33 728
City of Mount Vernon General Obligation Unlimited
(µ) 680 4.000 12/15/36 794
City of Mount Vernon General Obligation Unlimited
(µ) 705 4.000 12/15/37 820
City of Mount Vernon General Obligation Unlimited
(µ) 735 4.000 12/15/38 851
City of Mount Vernon General Obligation Unlimited
(µ) 795 4.000 12/15/40 912
City of Peoria General Obligation Unlimited
(µ) 120 5.000 01/01/29 149
City of Peoria General Obligation Unlimited
(µ) 200 5.000 01/01/31 251
City of Springfield Electric Revenue Bonds
1,280 5.000 03/01/32 1,494
City of Waukegan IL Water & Sewer System Revenue Bonds
(µ) 315 4.000 12/30/32 363
City of Waukegan IL Water & Sewer System Revenue Bonds
(µ) 325 4.000 12/30/33 372
City of Waukegan IL Water & Sewer System Revenue Bonds
(µ) 275 4.000 12/30/34 313
Cook County Community College District No. 508 General Obligation Unlimited
1,500 5.250 12/01/28 1,590
Cook County Community College District No. 527 General Obligation Unlimited
(µ) 580 4.000 12/15/36 654
Cook County Community College District No. 527 General Obligation Unlimited
(µ) 625 4.000 12/15/38 700
Cook County High School District No. 209 Proviso Township General Obligation
Limited
(µ) 2,475 5.500 12/01/36 3,200
Cook County School District No. 95 General Obligation Unlimited
465 4.000 12/01/24 527
Cook County Township High School District General Obligation Unlimited
(µ) 1,000 5.000 12/01/30 1,266
Cook County Township High School District General Obligation Unlimited
(µ) 1,100 5.000 12/01/31 1,385
Cook County Township High School District General Obligation Unlimited
(µ) 1,160 5.000 12/01/32 1,451

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Cook Sales Tax Revenue Bonds
1,250 5.250 11/15/36 1,492
County of DuPage General Obligation Limited
600 5.000 01/01/28 739
County of Union General Obligation Unlimited
(µ) 1,000 4.000 09/01/36 1,165
Glenview Park District General Obligation Unlimited
605 2.000 12/01/20 606
Governors State University Certificates of Participation
(µ) 500 5.000 07/01/24 568
Governors State University Certificates of Participation
(µ) 500 5.000 07/01/25 585
Illinois Finance Authority Revenue Bonds
1,000 5.375 10/01/23 1,002
Illinois Finance Authority Revenue Bonds
1,000 5.375 10/01/24 1,002
Illinois Finance Authority Revenue Bonds
2,150 5.000 02/15/27 2,108
Illinois Finance Authority Revenue Bonds
1,000 6.000 10/01/28 1,002
Illinois Finance Authority Revenue Bonds
300 4.375 12/01/28 83
Illinois Finance Authority Revenue Bonds
250 5.000 12/01/28 282
Illinois Finance Authority Revenue Bonds
3,000 5.000 01/01/29 3,609
Illinois Finance Authority Revenue Bonds
520 5.000 08/01/29 589
Illinois Finance Authority Revenue Bonds
(~)(Ê) 1,000 0.110 10/01/29 1,000
Illinois Finance Authority Revenue Bonds
315 5.000 12/01/29 353
Illinois Finance Authority Revenue Bonds
1,265 5.000 08/01/30 1,428
Illinois Finance Authority Revenue Bonds
250 5.000 12/01/30 279
Illinois Finance Authority Revenue Bonds
925 5.000 08/01/31 1,041
Illinois Finance Authority Revenue Bonds
320 5.000 12/01/31 355
Illinois Finance Authority Revenue Bonds
745 5.000 08/01/32 835
Illinois Finance Authority Revenue Bonds
500 5.000 12/01/32 552
Illinois Finance Authority Revenue Bonds
545 4.000 12/01/34 640
Illinois Finance Authority Revenue Bonds
700 4.000 12/01/35 819
Illinois Finance Authority Revenue Bonds
200 5.000 01/01/36 233
Illinois Finance Authority Revenue Bonds
2,660 4.000 12/01/36 3,101
Illinois Finance Authority Revenue Bonds
2,000 4.000 12/01/39 2,311
Illinois Finance Authority Revenue Bonds
925 5.000 10/01/41 1,113
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds
500 5.000 02/15/27 508
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds
400 5.000 02/15/29 402
Illinois General Obligation Unlimited
3,250 5.000 11/01/25 3,505
Illinois General Obligation Unlimited
720 5.000 05/01/42 742
Illinois General Obligation Unlimited
720 5.000 05/01/43 741
Illinois Sports Facilities Authority Revenue Bonds
(µ) 1,000 5.250 06/15/31 1,109
Illinois State Toll Highway Authority Revenue Bonds
400 5.000 01/01/25 472
Illinois State Toll Highway Authority Revenue Bonds
5,000 5.000 12/01/32 5,958
Illinois State University Revenue Bonds
(µ) 435 5.000 04/01/21 442
Illinois State University Revenue Bonds
(µ) 725 5.000 04/01/23 795
Illinois State University Revenue Bonds
(µ) 360 5.000 04/01/24 409
Illinois State University Revenue Bonds
(µ) 500 5.000 04/01/25 587
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 3,920 5.000 12/01/27 4,877
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 2,000 5.000 12/01/28 2,470
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 2,000 5.000 12/01/29 2,452
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 345 4.000 12/01/29 420
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 260 4.000 12/01/30 315
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 320 4.000 12/01/31 384

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
654 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 385 4.000 12/01/32 458
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000 12/01/35 744
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 3,260 4.000 12/01/37 3,778
Madison & Jersey Counties Unit School District No. 11 General Obligation
Unlimited
(µ) 185 5.000 03/01/28 223
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 700 4.000 05/01/21 712
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 370 4.000 05/01/27 433
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 225 4.000 05/01/28 261
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 1,000 4.000 05/01/29 1,150
McHenry & Kane Counties Community Consolidated School District No. 158
Huntley General Obligation Unlimited
(µ) 435 1.843 01/01/21 434
McHenry & Kane Counties Community Consolidated School District No. 158
Huntley General Obligation Unlimited
2,200 5.625 01/15/32 2,340
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited
(µ) 850 5.000 01/01/33 982
Metropolitan Pier & Exposition Authority Revenue Bonds
355 5.000 12/15/27 408
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 8,565 5.000 12/15/28 8,899
Metropolitan Pier & Exposition Authority Revenue Bonds
1,300 5.000 12/15/30 1,471
Metropolitan Pier & Exposition Authority Revenue Bonds
555 5.000 12/15/31 625
Metropolitan Pier & Exposition Authority Revenue Bonds
600 5.000 12/15/33 670
Metropolitan Pier & Exposition Authority Revenue Bonds
500 5.000 12/15/34 557
Metropolitan Pier & Exposition Authority Revenue Bonds
540 2.169 12/15/37 369
Metropolitan Pier & Exposition Authority Revenue Bonds
1,500 1.730 12/15/42 1,008
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 1.452 12/15/47 1,097
Northern Illinois University Revenue Bonds
(µ) 850 5.000 04/01/29 1,060
Northern Illinois University Revenue Bonds
(µ) 1,040 5.000 04/01/31 1,302
Northern Illinois University Revenue Bonds
(µ) 1,350 5.000 04/01/33 1,668
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,925 4.000 04/01/28 2,285
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,255 4.000 04/01/29 1,476
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,585 4.000 04/01/30 1,847
Rock Island County School District No. 41 Rock Island/Milan General Obligation
Unlimited
(µ) 1,105 5.000 12/01/30 1,390
Rock Island County School District No. 41 Rock Island/Milan General Obligation
Unlimited
(µ) 675 5.000 12/01/34 834
Rock Island County School Districts General Obligation Unlimited
(µ) 665 5.000 12/01/31 832
Rock Island County School Districts General Obligation Unlimited
(µ) 625 5.000 12/01/32 777
Sales Tax Securitization Corp. Revenue Bonds
(µ) 1,900 5.000 01/01/37 2,275
Sangamon County Illinois School Districts General Obligation Limited
(µ) 1,105 5.000 06/01/30 1,437
Sangamon County Illinois School Districts General Obligation Limited
(µ) 1,160 5.000 06/01/31 1,499
Sangamon County Illinois School Districts General Obligation Limited
(µ) 1,220 5.000 06/01/32 1,566
Sangamon County Illinois School Districts General Obligation Limited
(µ) 1,395 5.000 02/01/33 1,771
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited
(µ) 550 5.000 12/01/34 681
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited
(µ) 1,000 4.000 12/01/40 1,122

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 655
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southern Illinois University Revenue Bonds
(µ) 1,470 5.000 04/01/27 1,620
Southern Illinois University Revenue Bonds
(µ) 850 5.000 04/01/28 932
Southwestern Illinois Development Authority Revenue Bonds
1,450 4.000 04/15/31 1,757
Southwestern Illinois Development Authority Revenue Bonds
1,075 4.000 04/15/33 1,280
Southwestern Illinois Development Authority Revenue Bonds
(µ) 1,005 5.000 10/15/33 1,189
Southwestern Illinois Development Authority Revenue Bonds
925 4.000 04/15/34 1,097
Southwestern Illinois Development Authority Revenue Bonds
1,225 4.000 10/15/35 1,445
State of Illinois General Obligation Unlimited
440 5.000 11/01/20 440
State of Illinois General Obligation Unlimited
515 5.000 02/01/21 520
State of Illinois General Obligation Unlimited
3,000 5.000 07/01/21 3,071
State of Illinois General Obligation Unlimited
1,140 5.000 11/01/21 1,166
State of Illinois General Obligation Unlimited
3,025 4.000 02/01/22 3,109
State of Illinois General Obligation Unlimited
200 5.000 05/01/22 209
State of Illinois General Obligation Unlimited
225 5.000 07/01/22 236
State of Illinois General Obligation Unlimited
(µ) 2,750 5.000 08/01/22 2,911
State of Illinois General Obligation Unlimited
130 4.000 01/01/23 133
State of Illinois General Obligation Unlimited
400 5.000 02/01/24 429
State of Illinois General Obligation Unlimited
3,000 5.000 11/01/24 3,209
State of Illinois General Obligation Unlimited
240 4.000 01/01/25 244
State of Illinois General Obligation Unlimited
8,560 5.000 01/01/25 9,257
State of Illinois General Obligation Unlimited
2,290 5.000 08/01/25 2,374
State of Illinois General Obligation Unlimited
15 4.000 03/01/26 15
State of Illinois General Obligation Unlimited
110 5.500 07/01/26 117
State of Illinois General Obligation Unlimited
125 5.000 04/01/27 132
State of Illinois General Obligation Unlimited
3,735 5.500 07/01/27 3,945
State of Illinois General Obligation Unlimited
385 4.000 09/01/27 385
State of Illinois General Obligation Unlimited
2,080 5.000 11/01/27 2,256
State of Illinois General Obligation Unlimited
750 5.000 02/01/28 815
State of Illinois General Obligation Unlimited
1,080 5.000 05/01/28 1,134
State of Illinois General Obligation Unlimited
3,100 5.000 10/01/28 3,412
State of Illinois General Obligation Unlimited
5,700 5.000 11/01/28 6,138
State of Illinois General Obligation Unlimited
3,750 5.000 10/01/29 4,094
State of Illinois General Obligation Unlimited
150 5.000 11/01/29 160
State of Illinois General Obligation Unlimited
(µ) 4,500 4.000 02/01/30 4,904
State of Illinois General Obligation Unlimited
2,175 5.000 05/01/30 2,267
State of Illinois General Obligation Unlimited
250 5.250 07/01/30 260
State of Illinois General Obligation Unlimited
50 5.000 03/01/31 51
State of Illinois General Obligation Unlimited
2,000 5.000 04/01/31 2,081
State of Illinois General Obligation Unlimited
120 4.250 01/01/36 120
State of Illinois General Obligation Unlimited
5,000 4.000 10/01/40 4,781
State of Illinois Revenue Bonds
5,090 4.500 06/15/36 5,135
Town of Cicero General Obligation Unlimited
(µ) 785 5.000 01/01/21 790
Town of Cicero General Obligation Unlimited
(µ) 825 5.000 01/01/22 864
Town of Cicero General Obligation Unlimited
(µ) 915 5.000 01/01/24 1,028
Town of Cicero General Obligation Unlimited
(µ) 500 5.000 01/01/25 580
Town of Cicero General Obligation Unlimited
(µ) 1,010 5.000 01/01/26 1,206
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
1,605 5.250 12/01/35 1,922
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,075 5.250 12/01/36 3,669

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
656 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,240 5.250 12/01/37 3,854
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
2,985 5.250 12/01/38 3,541
Village of Bellwood General Obligation Unlimited
400 5.875 12/01/27 441
Village of Bellwood General Obligation Unlimited
(µ) 2,075 5.000 12/01/32 2,402
Village of Mundelein General Obligation Unlimited
(µ) 570 4.000 12/15/29 690
Village of Mundelein General Obligation Unlimited
(µ) 400 4.000 12/15/30 482
Village of Mundelein General Obligation Unlimited
(µ) 500 4.000 12/15/31 598
Village of Mundelein General Obligation Unlimited
(µ) 655 4.000 12/15/33 776
Village of Mundelein General Obligation Unlimited
(µ) 845 4.000 12/15/39 982
Village of Romeoville General Obligation Unlimited
600 5.000 12/30/27 764
Village of Romeoville General Obligation Unlimited
600 5.000 12/30/28 776
Village of Rosemont General Obligation Unlimited
(µ) 1,430 5.000 12/01/26 1,719
Village of Rosemont General Obligation Unlimited
(µ) 1,500 5.000 12/01/27 1,838
Volo Village Special Service Area No. 3 & 6 Special Tax
(µ) 1,094 5.000 03/01/34 1,262
West Chicago Park District General Obligation Unlimited
(µ) 795 5.250 12/01/29 798
Western Illinois Economic Development Authority Revenue Bonds
(µ) 1,140 5.000 01/01/27 1,342
Western Illinois Economic Development Authority Revenue Bonds
(µ) 725 5.000 01/01/28 852
Western Illinois University Revenue Bonds
(µ) 560 5.000 04/01/24 632
Will County School District No. 114 Manhattan General Obligation Unlimited
(µ) 1,630 3.500 01/01/25 1,759
Will County School District No. 114 Manhattan General Obligation Unlimited
(µ) 650 4.000 01/01/34 710
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited
(µ) 985 5.000 12/01/24 1,149
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited
(µ) 1,450 5.000 12/01/25 1,744
483,816
Indiana - 0.4%
City of Rockport Pollution Control Revenue Bonds
1,500 3.050 06/01/25 1,637
Evansville Industry Redevelopment Authority Revenue Bonds
(µ) 1,255 4.000 02/01/33 1,432
Indiana Finance Authority Revenue Bonds
25 4.000 07/01/30 26
Indiana Finance Authority Revenue Bonds
1,000 3.000 11/01/30 975
Indiana Finance Authority Revenue Bonds
325 5.000 02/01/31 398
Indiana Finance Authority Revenue Bonds
500 5.000 02/01/32 607
Indiana Finance Authority Revenue Bonds
(SIFMA Municipal Swap Index + 0.550%)
(ae)(Ê) 1,145 1.640 11/01/39 1,145
Indiana Finance Authority Revenue Bonds
40 5.000 07/01/40 43
Indiana Finance Authority Revenue Bonds
(~)(ae)(Ê) 400 2.100 11/01/49 421
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,000 5.000 07/15/35 1,285
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,100 5.000 07/15/36 1,408
Metropolitan School District of Wash Township School Building Corp. Revenue
Bonds
1,020 4.000 07/10/33 1,209
Metropolitan School District of Wash Township School Building Corp. Revenue
Bonds
1,125 4.000 07/10/34 1,327
11,913
Iowa - 1.1%
City of Altoona Certificate of Participation
(µ) 1,205 5.000 06/01/37 1,494
City of Altoona Certificate of Participation
(µ) 245 5.000 06/01/38 303
City of Altoona Certificate of Participation
(µ) 800 5.000 06/01/39 985
City of Ames Revenue Bonds
2,000 5.000 06/15/31 2,354
City of Coralville Revenue Bonds
215 4.000 05/01/23 216
City of Coralville Revenue Bonds
555 4.000 05/01/25 555

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 657
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Coralville Revenue Bonds
305 4.000 05/01/26 304
City of Coralville Revenue Bonds
600 4.000 05/01/27 592
City of Coralville Revenue Bonds
465 4.000 05/01/28 455
City of Coralville Revenue Bonds
975 4.000 05/01/29 943
City of Coralville Revenue Bonds
875 4.000 05/01/30 838
City of Orange Sewer Revenue Bonds
(µ) 440 4.000 06/01/34 480
Iowa Finance Authority Revenue Bonds
4,000 5.000 07/01/28 4,390
Iowa Finance Authority Revenue Bonds
2,630 5.000 08/01/33 3,537
Iowa Finance Authority Revenue Bonds
4,500 5.000 08/01/34 6,037
Iowa Finance Authority Revenue Bonds
4,740 4.000 07/01/47 5,385
Iowa Finance Authority Revenue Bonds
880 4.000 07/01/48 964
Xenia Rural Water District Revenue Bonds
3,000 5.000 12/01/28 3,586
33,418
Kansas - 0.4%
Crawford County Unified School District General Obligation Unlimited
(µ) 650 5.000 09/01/35 798
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,110 5.000 04/01/31 1,336
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,000 5.000 04/01/32 1,198
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,000 5.000 04/01/38 1,174
University of Kansas Hospital Authority Revenue Bonds
2,775 4.000 03/01/36 3,264
University of Kansas Hospital Authority Revenue Bonds
2,500 4.000 03/01/37 2,929
Wyandotte County City Unified Government Revenue Bonds
1,820 4.500 06/01/40 1,799
12,498
Kentucky - 1.0%
Kentucky Asset / Liability Commission Revenue Bonds
(USD 3 Month LIBOR +
0.530%)(µ)(Ê) 980 1.809 11/01/27 960
Kentucky Economic Development Finance Authority Revenue Bonds
2,750 5.000 06/01/23 2,942
Kentucky Economic Development Finance Authority Revenue Bonds
1,000 5.000 07/01/28 1,107
Kentucky Economic Development Finance Authority Revenue Bonds
1,935 4.000 07/01/31 2,011
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000 08/01/35 177
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000 08/01/36 177
Kentucky Property & Building Commission Revenue Bonds
1,900 5.000 11/01/25 2,291
Kentucky Property & Building Commission Revenue Bonds
(µ) 2,750 5.000 05/01/31 3,438
Kentucky Property & Building Commission Revenue Bonds
(µ) 2,000 5.000 05/01/32 2,490
Kentucky Public Energy Authority Revenue Bonds
(ae)(Ê) 5,625 4.000 12/01/49 6,342
Louisville/Jefferson County Metropolitan Government Revenue Bonds
780 5.000 10/01/32 917
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,100 5.000 10/01/33 2,461
Louisville/Jefferson County Metropolitan Government Revenue Bonds
3,000 4.000 10/01/34 3,316
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,350 4.000 10/01/40 2,645
Louisville/Jefferson County Metropolitan Sewer District Revenue Bond
505 5.000 05/15/30 528
31,802
Louisiana - 2.6%
Bossier Parish School Board General Obligation Unlimited
(µ) 275 5.000 03/01/21 279
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
1,455 5.000 12/01/26 1,625
City of New Orleans Sewerage Service Revenue Bonds
1,000 5.000 06/01/35 1,155
City of Shreveport General Obligation Unlimited
(µ) 2,000 5.000 08/01/28 2,443
City of Shreveport Water & Sewer Revenue Bonds
(µ) 1,020 5.000 12/01/31 1,260
City of Shreveport Water & Sewer Revenue Bonds
(µ) 3,955 5.000 12/01/32 4,689
City of Shreveport Water & Sewer Revenue Bonds
(µ) 1,000 5.000 12/01/33 1,172
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 13,800 1.130 08/01/35 13,800

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
658 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 19,650 1.130 12/01/40 19,650
Jefferson Sales Tax District Revenue Bonds
(µ) 1,825 5.000 12/01/34 2,302
Lafayette Consolidated Government Revenue Bonds
(µ) 700 5.000 11/01/29 825
Louisiana Housing Corp. Revenue Bonds
1,610 4.500 12/01/47 1,790
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 2,500 5.000 10/01/28 3,204
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
3,250 3.500 11/01/32 3,477
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 470 5.000 10/01/33 583
Louisiana Public Facilities Authority Revenue Bonds
(~)(Ê) 550 1.070 04/02/23 550
Louisiana Public Facilities Authority Revenue Bonds
(µ) 1,615 5.000 09/01/29 1,814
Louisiana Public Facilities Authority Revenue Bonds
595 5.000 11/01/33 723
Louisiana Public Facilities Authority Revenue Bonds
100 4.000 07/01/44 107
Louisiana Public Facilities Authority Revenue Bonds
100 4.000 07/01/49 106
Parish of St John the Baptist Revenue Bonds
(~)(ae)(Ê) 1,740 2.000 06/01/37 1,743
Parish of St John the Baptist Revenue Bonds
(~)(ae)(Ê) 2,440 2.100 06/01/37 2,449
Parish of St John the Baptist Revenue Bonds
(~)(ae)(Ê) 3,265 2.200 06/01/37 3,267
Red River Parish School Board General Obligation Unlimited
630 5.000 03/01/28 785
State of Louisiana Gasoline & Fuels Tax Revenue Bonds
7,000 5.000 05/01/21 7,163
State of Louisiana General Obligation Unlimited
(ae) 2,760 5.000 08/01/22 2,988
State of Louisiana Revenue Bonds
1,300 5.000 06/15/28 1,500
81,449
Maine - 0.1%
Maine Turnpike Authority Revenue Bonds
3,225 5.000 07/01/42 3,403
Maryland - 0.7%
Baltimore Convention Center Hotel Revenue Bonds
2,000 5.000 09/01/32 1,773
Baltimore Research Park Project Revenue Bonds
85 4.000 01/01/32 95
Baltimore Research Park Project Revenue Bonds
70 4.000 01/01/33 77
Baltimore Research Park Project Revenue Bonds
85 4.000 01/01/34 94
Baltimore Research Park Project Revenue Bonds
75 4.000 01/01/35 82
Baltimore Research Park Project Revenue Bonds
80 4.000 01/01/36 88
Baltimore Research Park Project Revenue Bonds
90 4.000 01/01/37 98
Baltimore Research Park Project Revenue Bonds
145 4.000 01/01/38 157
Baltimore Research Park Project Revenue Bonds
195 4.000 01/01/39 211
Baltimore Research Park Project Revenue Bonds
200 4.000 01/01/40 216
County of Frederick Special Tax
750 4.000 07/01/35 869
County of Frederick Special Tax
860 4.000 07/01/36 992
County of Frederick Special Tax
500 4.000 07/01/38 573
County of Frederick Special Tax
500 4.000 07/01/39 571
County of Frederick Special Tax
500 4.000 07/01/40 569
County of Frederick Tax Allocation
890 3.250 07/01/29 875
Maryland Community Development Administration Revenue Bonds
4,120 4.500 09/01/48 4,669
Maryland Economic Development Corp. Revenue Bonds
1,500 5.000 06/01/35 1,673
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
(~)(Ê) 2,650 1.090 04/01/35 2,650
Prince George County General Obligation Limited
480 4.000 09/01/32 530
Prince George County General Obligation Limited
185 4.000 09/01/33 204
State of Maryland Department of Transportation Revenue Bonds
3,025 4.000 09/01/27 3,698
20,764

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 659
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts - 1.1%
City of Boston General Obligation Unlimited
2,015 5.000 04/01/25 2,432
Commonwealth of Massachusetts General Obligation Limited
(µ) 1,000 5.500 08/01/30 1,399
Commonwealth of Massachusetts General Obligation Limited
4,000 4.000 05/01/39 4,639
Commonwealth of Massachusetts General Obligation Limited
1,290 5.000 12/01/41 1,348
Commonwealth of Massachusetts General Obligation Unlimited
(USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 3,425 1.849 05/01/37 3,314
Massachusetts Bay Transportation Authority Revenue Bonds
9,000 1.127 07/01/21 8,972
Massachusetts Clean Water Trust (The) Revenue Bonds
(~)(Ê) 5,000 3.900 08/01/23 5,093
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 410 4.000 11/15/23 417
Massachusetts Development Finance Agency Revenue Bonds
1,000 5.000 10/01/25 980
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 300 5.000 11/15/28 331
Massachusetts Development Finance Agency Revenue Bonds
1,675 5.000 07/01/31 1,968
Massachusetts Development Finance Agency Revenue Bonds
175 5.000 07/01/38 205
Massachusetts Development Finance Agency Revenue Bonds
400 5.000 07/01/39 466
Massachusetts Housing Finance Agency Revenue Bonds
1,785 4.000 12/01/48 1,951
33,515
Michigan - 4.3%
Allendale Public School District General Obligation Unlimited
2,600 5.000 05/01/22 2,775
Allendale Public School District General Obligation Unlimited
2,725 5.000 05/01/23 3,035
Brighton Area School District General Obligation Unlimited
1,525 5.000 05/01/26 1,690
City of Detroit General Obligation Unlimited
1,965 5.000 04/01/21 1,991
City of Detroit General Obligation Unlimited
880 5.000 04/01/22 915
City of Detroit General Obligation Unlimited
880 5.000 04/01/23 929
City of Detroit General Obligation Unlimited
235 5.000 04/01/24 251
City of Detroit General Obligation Unlimited
35 5.000 04/01/25 38
City of Detroit General Obligation Unlimited
40 5.000 04/01/26 43
City of Detroit General Obligation Unlimited
80 5.000 04/01/27 87
City of Detroit General Obligation Unlimited
85 5.000 04/01/28 93
City of Detroit General Obligation Unlimited
60 5.000 04/01/29 66
City of Detroit General Obligation Unlimited
95 5.000 04/01/30 104
City of Detroit General Obligation Unlimited
470 5.500 04/01/33 533
City of Detroit General Obligation Unlimited
330 5.500 04/01/34 374
City of Detroit General Obligation Unlimited
350 5.500 04/01/35 396
City of Detroit Sewage Disposal System Revenue Bonds
(ae) 3,500 5.000 07/01/22 3,775
City of Detroit Sewage Disposal System Revenue Bonds
(µ) 15,000 5.000 07/01/35 15,466
County of Wayne General Obligation Limited
(µ) 2,815 5.000 02/01/34 2,824
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 700 5.000 07/01/30 795
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 1,785 5.000 07/01/31 2,023
Downriver Utility Wastewater Authority Revenue Bonds
(µ) 895 5.000 04/01/28 1,130
Eastern Michigan University Revenue Bonds
(µ) 740 5.000 03/01/30 891
Eastern Michigan University Revenue Bonds
(µ) 2,000 5.000 03/01/31 2,398
Eastern Michigan University Revenue Bonds
(µ) 1,000 5.000 03/01/33 1,188
Grand Rapids Public Schools General Obligation Unlimited
(µ) 2,430 5.000 05/01/34 2,925
Grand Rapids Public Schools General Obligation Unlimited
(µ) 1,000 5.000 11/01/34 1,280
Grand Rapids Public Schools General Obligation Unlimited
(µ) 1,000 5.000 05/01/35 1,202
Grand Traverse County Hospital Finance Authority Revenue Bonds
150 5.000 07/01/25 179
Grand Traverse County Hospital Finance Authority Revenue Bonds
365 5.000 07/01/26 445
Grand Traverse County Hospital Finance Authority Revenue Bonds
130 5.000 07/01/27 162

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
660 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Traverse County Hospital Finance Authority Revenue Bonds
100 5.000 07/01/28 127
Grand Traverse County Hospital Finance Authority Revenue Bonds
325 5.000 07/01/29 408
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
1,000 5.000 07/01/26 1,224
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
6,975 5.000 07/01/29 9,028
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
(µ) 1,000 4.000 07/01/33 1,132
Great Lakes Water Authority Water Supply System Revenue Bonds
110 5.000 07/01/27 137
Hudsonville Public Schools General Obligation Unlimited
1,185 4.000 05/01/36 1,421
Hudsonville Public Schools General Obligation Unlimited
1,565 4.000 05/01/38 1,862
Hudsonville Public Schools General Obligation Unlimited
1,060 4.000 05/01/39 1,254
Imlay City Community Schools General Obligation Unlimited
500 4.000 05/01/37 598
Kalamazoo Hospital Finance Authority Revenue Bonds
1,500 4.000 05/15/31 1,671
Karegnondi Water Authority Revenue Bonds
855 5.000 11/01/34 1,049
Karegnondi Water Authority Revenue Bonds
1,000 5.000 11/01/35 1,220
Karegnondi Water Authority Revenue Bonds
1,400 5.000 11/01/37 1,689
Leland Public Schools General Obligation Unlimited
(µ) 1,180 4.000 05/01/43 1,347
Michigan Finance Authority Revenue Bonds
600 5.000 12/01/20 601
Michigan Finance Authority Revenue Bonds
(ae) 1,560 5.000 12/01/21 1,615
Michigan Finance Authority Revenue Bonds
1,230 5.000 02/01/22 1,250
Michigan Finance Authority Revenue Bonds
770 5.000 12/01/22 795
Michigan Finance Authority Revenue Bonds
655 5.000 12/01/23 685
Michigan Finance Authority Revenue Bonds
2,000 5.000 04/01/25 2,356
Michigan Finance Authority Revenue Bonds
2,500 5.250 02/01/27 2,665
Michigan Finance Authority Revenue Bonds
1,000 5.000 11/01/27 1,083
Michigan Finance Authority Revenue Bonds
4,655 5.000 07/01/28 5,133
Michigan Finance Authority Revenue Bonds
1,660 5.000 12/01/28 2,092
Michigan Finance Authority Revenue Bonds
1,385 5.000 07/01/29 1,519
Michigan Finance Authority Revenue Bonds
3,000 5.000 11/15/29 3,458
Michigan Finance Authority Revenue Bonds
2,500 1.250 06/01/30 2,502
Michigan Finance Authority Revenue Bonds
1,000 5.000 07/01/30 1,150
Michigan Finance Authority Revenue Bonds
1,000 4.000 06/01/34 1,170
Michigan Finance Authority Revenue Bonds
1,500 5.000 02/15/35 1,868
Michigan Finance Authority Revenue Bonds
500 5.000 07/01/35 586
Michigan Finance Authority Revenue Bonds
1,500 4.000 11/15/36 1,664
Michigan Finance Authority Revenue Bonds
585 5.000 12/01/36 598
Michigan Finance Authority Revenue Bonds
1,500 5.000 06/01/49 1,744
Michigan State Housing Development Authority Revenue Bonds
4,565 4.250 06/01/49 5,055
Michigan State Housing Development Authority Revenue Bonds
6,695 4.250 12/01/49 7,486
Novi Community School District General Obligation Unlimited
1,250 5.000 05/01/33 1,649
Novi Community School District General Obligation Unlimited
1,475 5.000 05/01/34 1,934
Novi Community School District General Obligation Unlimited
1,365 5.000 05/01/37 1,758
Novi Community School District General Obligation Unlimited
1,425 5.000 05/01/39 1,823
University of Michigan Revenue Bonds
(SIFMA Municipal Swap Index + 0.270%)(ae)
(Ê) 2,350 1.390 04/01/33 2,350
Wayne County Airport Authority Revenue Bonds
635 5.000 12/01/29 730
Wayne County Airport Authority Revenue Bonds
(µ) 3,915 5.000 12/01/39 4,426
135,915
Minnesota - 0.3%
City of Crookston Revenue Bonds
2,410 5.000 05/01/34 2,335
City of Minneapolis/St Paul Housing & Redevelopment Authority Revenue Bonds
2,465 5.000 11/15/28 3,122

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 661
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of St. Cloud Revenue Bonds
650 5.000 05/01/48 777
City of St. Cloud Revenue Bonds
250 4.000 05/01/49 275
Duluth Independent School District No. 709 Certificate of Participation
320 5.000 02/01/22 337
Duluth Independent School District No. 709 Certificate of Participation
395 5.000 02/01/26 477
Minnesota Higher Education Facilities Authority Revenue Bonds
25 4.000 12/01/26 27
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000 12/01/27 33
Minnesota Higher Education Facilities Authority Revenue Bonds
35 4.000 12/01/28 39
Minnesota Higher Education Facilities Authority Revenue Bonds
1,015 5.000 10/01/29 1,188
Minnesota Higher Education Facilities Authority Revenue Bonds
20 4.000 12/01/29 22
Minnesota Higher Education Facilities Authority Revenue Bonds
40 4.000 12/01/30 44
Minnesota Higher Education Facilities Authority Revenue Bonds
585 5.000 10/01/31 678
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000 12/01/31 33
9,387
Mississippi - 1.0%
Mississippi Business Finance Corp. Revenue Bonds
1,150 2.500 04/01/22 1,157
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 900 0.110 12/01/30 900
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 1,500 0.140 12/01/30 1,500
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 10,350 1.130 12/01/30 10,350
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 2,700 0.130 11/01/35 2,700
Mississippi Business Finance Corp. Revenue Bonds
(~)(ae)(Ê) 1,030 2.750 12/01/40 1,055
Mississippi Development Bank Revenue Bonds
(µ) 1,000 5.000 04/01/28 1,119
Mississippi Development Bank Revenue Bonds
200 5.000 04/01/32 257
Mississippi Development Bank Revenue Bonds
(µ) 1,000 5.000 03/01/34 1,136
Mississippi Development Bank Revenue Bonds
(µ) 700 4.000 07/01/37 829
Mississippi Development Bank Revenue Bonds
(µ) 700 4.000 04/01/38 802
Mississippi Development Bank Revenue Bonds
4,175 5.000 03/01/43 4,885
Mississippi Home Corp. Revenue Bonds
880 4.000 12/01/44 970
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds
2,000 5.000 09/01/36 2,292
Warren County Revenue Bonds
(~)(ae)(Ê) 500 1.375 06/16/25 508
30,460
Missouri - 0.7%
Cape Girardeau County Industrial Development Authority Revenue Bonds
1,000 5.000 03/01/30 1,099
City of Springfield Board of Public Utilities Revenue Bonds
2,275 3.250 08/01/27 2,530
County of Boone Missouri Revenue Bonds
2,760 5.000 08/01/30 3,037
County of Boone Missouri Revenue Bonds
1,700 4.000 08/01/33 1,754
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
100 4.000 02/15/37 114
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
125 4.000 02/15/38 143
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
1,305 4.000 11/15/38 1,491
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
115 4.000 02/15/39 130
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
3,495 4.000 11/15/39 3,970
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
350 4.000 02/15/44 391
Kansas City Revenue Bonds
1,185 5.000 09/01/26 1,189
Kansas City Revenue Bonds
1,000 5.000 09/01/28 1,003
Kansas City Revenue Bonds
1,000 5.000 09/01/29 1,003
Lees Summit Industrial Development Authority Revenue Bonds
1,550 5.000 08/15/36 1,599
Maryland Heights Industrial Development Authority Revenue Bonds
1,025 4.375 03/15/30 963
St. Louis Municipal Library District Certificate of Participation
(µ) 250 4.000 03/15/29 304
St. Louis Municipal Library District Certificate of Participation
(µ) 225 4.000 03/15/30 276
St. Louis Municipal Library District Certificate of Participation
(µ) 360 4.000 03/15/31 436

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
662 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
St. Louis Municipal Library District Certificate of Participation
(µ) 300 4.000 03/15/33 356
St. Louis Municipal Library District Certificate of Participation
(µ) 255 4.000 03/15/35 298
22,086
Montana - 0.2%
Bozeman Tax Allocation
(µ) 500 4.000 07/01/35 574
Bozeman Tax Allocation
(µ) 425 4.000 07/01/40 477
Montana Finance Authority Health Facilities Revenue Bonds
640 5.000 07/01/28 789
Montana Finance Authority Health Facilities Revenue Bonds
410 5.000 06/01/33 498
Montana Finance Authority Health Facilities Revenue Bonds
1,000 5.000 06/01/34 1,211
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,335 5.000 07/01/26 1,654
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,460 5.000 07/01/27 1,854
7,057
Nebraska - 0.3%
Central Plains Energy Project Revenue Bonds
(~)(ae)(Ê) 1,900 4.000 08/01/25 2,176
Central Plains Energy Project Revenue Bonds
2,500 5.000 09/01/26 3,038
Central Plains Energy Project Revenue Bonds
2,000 5.000 09/01/30 2,542
Central Plains Energy Project Revenue Bonds
1,565 5.000 09/01/32 1,677
Nebraska Public Power District Revenue Bonds
380 5.000 01/01/29 399
9,832
Nevada - 1.1%
City of North Las Vegas General Obligation Limited
(µ) 2,430 5.000 06/01/30 3,079
City of Reno General Obligation Limited
1,000 5.000 06/01/22 1,072
City of Sparks Tourism Improvement District 1 Revenue Bonds
(Þ) 1,800 2.500 06/15/24 1,783
City of Sparks Tourism Improvement District 1 Revenue Bonds
(Þ) 895 2.750 06/15/28 872
Clark County General Obligation Unlimited
2,555 5.000 06/01/33 3,195
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/27 150
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/28 153
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/29 155
Clark County School District General Obligation Limited
(µ) 1,360 5.000 06/15/30 1,752
Clark County School District General Obligation Limited
(µ) 3,860 5.000 06/15/31 4,939
Clark County School District General Obligation Limited
(µ) 105 5.000 06/15/32 136
Clark County School District General Obligation Limited
(µ) 100 5.000 06/15/33 129
Clark County School District General Obligation Limited
(µ) 115 5.000 06/15/34 147
Clark County School District General Obligation Limited
(µ) 2,500 4.000 06/15/35 2,897
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/35 153
Las Vegas Convention & Visitors Authority Revenue Bonds
85 5.000 07/01/35 99
Las Vegas Convention & Visitors Authority Revenue Bonds
6,115 5.000 07/01/43 7,028
Las Vegas Convention and Visitors Authority Revenue Bonds
275 5.000 07/01/26 316
Las Vegas Convention and Visitors Authority Revenue Bonds
145 5.000 07/01/27 169
Las Vegas Convention and Visitors Authority Revenue Bonds
1,300 5.000 07/01/31 1,499
Nevada Department of Business & Industry Revenue Bonds
(Þ) 185 3.125 07/15/22 186
Nevada Department of Business & Industry Revenue Bonds
(Þ) 340 5.000 07/15/27 377
Nevada Department of Business & Industry Revenue Bonds
(Þ) 710 4.500 12/15/29 742
Tahoe-Douglas Visitors Authority Revenue Bonds
200 5.000 07/01/40 216
Truckee Meadows Water Authority Revenue Bonds
1,600 5.000 07/01/37 1,927
33,171
New Hampshire - 0.6%
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê) 840 2.800 10/01/33 875

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 663
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
2,205 5.000 06/01/28 2,873
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,730 5.000 08/01/32 2,100
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
765 5.000 08/01/33 925
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,500 5.000 01/01/34 1,648
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
810 5.000 08/01/34 977
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
845 5.000 08/01/35 1,016
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,825 5.000 01/01/36 1,997
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
895 5.000 08/01/36 1,072
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,615 5.000 01/01/37 1,764
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
935 5.000 08/01/37 1,117
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
985 5.000 08/01/38 1,173
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,035 5.000 08/01/39 1,230
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,090 5.000 08/01/40 1,292
20,059
New Jersey - 4.7%
Buena Regional School District General Obligation Unlimited
(µ) 320 4.000 08/01/33 359
Buena Regional School District General Obligation Unlimited
(µ) 340 4.000 08/01/34 381
Buena Regional School District General Obligation Unlimited
(µ) 360 4.000 08/01/35 402
Buena Regional School District General Obligation Unlimited
(µ) 385 4.000 08/01/36 429
Camden County Improvement Authority Revenue Bonds
2,000 5.000 02/15/28 2,217
City of Atlantic City General Obligation Unlimited
(µ) 500 5.000 03/01/25 588
City of Atlantic City General Obligation Unlimited
(µ) 450 5.000 03/01/26 545
City of Atlantic City General Obligation Unlimited
(µ) 750 5.000 03/01/32 902
City of Bayonne General Obligation Unlimited
(µ) 1,500 5.000 07/01/33 1,815
City of Bayonne General Obligation Unlimited
(µ) 1,865 5.000 07/01/34 2,252
City of Newark General Obligation Unlimited
(µ) 1,450 5.000 10/01/27 1,811
City of Trenton General Obligation Unlimited
(µ) 1,510 5.000 07/15/23 1,689
County of Bergen General Obligation Unlimited
2,000 3.000 12/01/30 2,250
County of Cape May General Obligation Unlimited
2,235 4.000 10/01/26 2,655
Garden State Preservation Trust Revenue Bonds
5,000 5.000 11/01/20 5,000
Garden State Preservation Trust Revenue Bonds
(µ) 460 5.750 11/01/28 575
Jersey City General Obligation Unlimited
450 5.000 11/01/31 557
New Jersey Building Authority Revenue Bonds
(µ) 580 5.000 06/15/28 678
New Jersey Economic Development Authority Revenue Bonds
75 5.000 06/15/21 76
New Jersey Economic Development Authority Revenue Bonds
2,045 5.000 06/15/23 2,110
New Jersey Economic Development Authority Revenue Bonds
(µ) 700 5.500 09/01/24 800
New Jersey Economic Development Authority Revenue Bonds
(µ) 515 5.250 07/01/26 597
New Jersey Economic Development Authority Revenue Bonds
795 5.000 07/01/27 791
New Jersey Economic Development Authority Revenue Bonds
(µ) 2,005 5.000 07/01/28 2,401
New Jersey Economic Development Authority Revenue Bonds
1,720 5.000 06/15/29 1,876
New Jersey Economic Development Authority Revenue Bonds
350 3.000 06/01/32 360
New Jersey Economic Development Authority Revenue Bonds
665 5.000 06/01/32 793
New Jersey Economic Development Authority Revenue Bonds
4,975 5.000 06/15/36 5,613
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000 06/15/37 1,127
New Jersey Educational Facilities Authority Revenue Bonds
(µ) 450 5.000 07/01/32 523
New Jersey Educational Facilities Authority Revenue Bonds
(µ) 3,085 5.000 07/01/33 3,781
New Jersey Educational Facilities Authority Revenue Bonds
450 5.000 07/01/36 457
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 1,000 5.000 07/01/27 1,140
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 5.000 07/01/28 1,216

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
664 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Health Care Facilities Financing Authority Revenue Bonds
2,180 5.000 07/01/29 2,660
New Jersey Health Care Facilities Financing Authority Revenue Bonds
300 5.000 07/01/30 353
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 5.000 07/01/31 1,199
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 4.000 07/01/35 1,151
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(~)(ae)(Ê) 1,610 5.000 07/01/43 1,855
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
3,965 4.750 10/01/50 4,528
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 145 5.250 12/15/21 152
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,825 2.493 12/15/26 1,552
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,325 5.000 06/15/29 2,677
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,125 2.871 12/15/29 849
New Jersey Transportation Trust Fund Authority Revenue Bonds
735 5.000 06/15/30 841
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,585 5.000 06/15/31 6,359
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 1,840 2.851 12/15/31 1,305
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.000 12/15/31 843
New Jersey Transportation Trust Fund Authority Revenue Bonds
950 5.000 12/15/33 1,086
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,225 5.000 12/15/34 2,540
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 5,000 3.060 12/15/35 2,984
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 5.000 12/15/35 898
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,030 5.591 12/15/35 2,936
New Jersey Transportation Trust Fund Authority Revenue Bonds
650 5.250 06/15/36 665
New Jersey Transportation Trust Fund Authority Revenue Bonds
14,860 3.291 12/15/36 8,285
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,000 5.000 12/15/36 1,133
New Jersey Transportation Trust Fund Authority Revenue Bonds
23,510 4.649 12/15/37 12,528
New Jersey Transportation Trust Fund Authority Revenue Bonds
685 4.250 12/15/38 729
New Jersey Turnpike Authority Revenue Bonds
2,050 5.000 01/01/22 2,157
New Jersey Turnpike Authority Revenue Bonds
900 5.000 01/01/23 992
New Jersey Turnpike Authority Revenue Bonds
3,155 5.000 01/01/24 3,456
New Jersey Turnpike Authority Revenue Bonds
(ae) 2,330 5.000 01/01/27 2,513
New Jersey Turnpike Authority Revenue Bonds
3,375 5.000 01/01/32 4,012
New Jersey Turnpike Authority Revenue Bonds
2,000 5.000 01/01/33 2,383
Passaic Valley Sewerage Commission Revenue Bonds
(µ) 1,500 3.000 12/01/32 1,658
Perth Amboy General Obligation Unlimited
(µ) 1,000 4.000 07/01/35 1,155
South Jersey Port Corp. Revenue Bonds
(µ) 200 5.000 11/01/28 254
South Jersey Port Corp. Revenue Bonds
(µ) 2,000 5.000 11/01/29 2,584
South Jersey Port Corp. Revenue Bonds
(µ) 1,000 5.000 11/01/30 1,277
South Jersey Transportation Authority Revenue Bonds
4,000 4.000 11/01/40 4,427
State of New Jersey General Obligation Unlimited
7,500 5.000 06/01/40 8,900
Tobacco Settlement Financing Corp. Revenue Bonds
3,220 3.200 06/01/27 3,291
147,933
New Mexico - 0.1%
New Mexico Mortgage Finance Authority Revenue Bonds
800 2.250 07/01/23 778
New Mexico Mortgage Finance Authority Revenue Bonds
2,505 4.250 07/01/49 2,799
3,577
New York - 8.2%
Albany Capital Resource Corp. Revenue Bonds
1,390 4.000 06/01/29 1,464
Brooklyn Arena Local Development Corp. Revenue Bonds
500 1.625 11/01/25 497
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds
(ae) 1,350 5.750 04/01/21 1,381
Build NYC Resource Corp. Revenue Bonds
500 5.000 08/01/29 592
Build NYC Resource Corp. Revenue Bonds
700 5.000 08/01/30 825

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 665
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Build NYC Resource Corp. Revenue Bonds
600 5.000 08/01/32 700
Build NYC Resource Corp. Revenue Bonds
500 5.000 08/01/33 581
City of New York General Obligation Unlimited
2,550 5.000 08/01/21 2,638
City of New York General Obligation Unlimited
2,445 5.000 08/01/22 2,638
City of New York General Obligation Unlimited
6,420 5.000 08/01/23 7,198
City of Syracuse General Obligation Limited
(µ) 750 4.000 05/15/32 881
City of Syracuse General Obligation Limited
(µ) 785 4.000 05/15/33 916
City of Yonkers General Obligation Limited
(µ) 1,200 5.000 05/01/31 1,523
City of Yonkers General Obligation Limited
(µ) 2,250 5.000 05/01/32 2,835
City of Yonkers General Obligation Limited
(µ) 3,895 5.000 05/01/33 4,876
City of Yonkers General Obligation Limited
(µ) 1,990 4.000 05/01/35 2,322
City of Yonkers General Obligation Limited
(µ) 2,180 4.000 05/01/37 2,521
County of Monroe General Obligation Limited
(µ) 1,000 5.000 06/01/21 1,027
County of Nassau General Obligation Limited
(µ) 3,190 5.000 04/01/35 4,078
Hudson Yards Infrastructure Corp. Revenue Bonds
7,495 5.000 02/15/35 8,779
Hudson Yards Infrastructure Corp. Revenue Bonds
4,740 5.000 02/15/37 5,513
Hudson Yards Infrastructure Corp. Revenue Bonds
5,260 5.000 02/15/38 6,100
Hudson Yards Infrastructure Corp. Revenue Bonds
300 4.000 02/15/44 322
Long Island Power Authority Electrical Systems Revenue Bonds
1,000 5.000 09/01/32 1,240
Long Island Power Authority Electrical Systems Revenue Bonds
750 5.000 09/01/33 925
Long Island Power Authority Electrical Systems Revenue Bonds
1,000 5.000 09/01/34 1,230
Long Island Power Authority Electrical Systems Revenue Bonds
1,250 5.000 09/01/35 1,532
Long Island Power Authority Electrical Systems Revenue Bonds
1,825 5.000 09/01/37 2,221
Long Island Power Authority Revenue Bonds
(USD 1 Month LIBOR + 0.750%)(ae)
(Ê) 2,700 1.997 05/01/33 2,703
Long Island Power Authority Revenue Bonds
(~)(ae)(Ê) 2,000 1.650 09/01/49 2,060
Metropolitan Transportation Authority Revenue Bonds
2,590 4.000 02/01/22 2,587
Metropolitan Transportation Authority Revenue Bonds
1,440 5.000 11/15/24 1,483
Metropolitan Transportation Authority Revenue Bonds
8,395 5.000 11/15/25 8,644
Metropolitan Transportation Authority Revenue Bonds
4,000 5.000 11/15/26 4,321
Metropolitan Transportation Authority Revenue Bonds
215 5.000 11/15/27 231
Metropolitan Transportation Authority Revenue Bonds
(ae) 5,310 5.000 11/15/28 6,174
Metropolitan Transportation Authority Revenue Bonds
400 5.000 11/15/28 438
Metropolitan Transportation Authority Revenue Bonds
450 5.000 11/15/29 493
Metropolitan Transportation Authority Revenue Bonds
100 5.000 11/15/29 107
Metropolitan Transportation Authority Revenue Bonds
(~)(ae)(Ê) 2,500 5.000 05/15/30 2,732
Metropolitan Transportation Authority Revenue Bonds
225 5.000 11/15/30 246
Metropolitan Transportation Authority Revenue Bonds
100 5.250 11/15/31 108
Metropolitan Transportation Authority Revenue Bonds
340 4.000 11/15/32 343
Metropolitan Transportation Authority Revenue Bonds
4,500 5.000 11/15/38 4,611
Metropolitan Transportation Authority Revenue Bonds
(µ) 600 4.000 11/15/42 663
Metropolitan Transportation Authority Revenue Bonds
8,930 5.000 11/15/42 9,133
Metropolitan Transportation Authority Revenue Bonds
(µ) 10,000 4.000 11/15/44 10,972
Monroe County Industrial Development Corp. Revenue Bonds
960 4.000 07/01/39 1,111
New York City Housing Development Corp. Revenue Bonds
1,560 3.500 02/15/48 1,613
New York City Industrial Development Agency Revenue Bonds
(µ) 1,535 5.000 01/01/31 1,535
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
900 5.000 11/01/20 900
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
2,175 5.000 05/01/21 2,225
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
1,000 5.000 08/01/39 1,147

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
666 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
2,250 4.000 11/01/40 2,561
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
(~)(Ê) 2,000 0.980 08/01/42 2,000
New York City Trust for Cultural Resources Revenue Bonds
940 5.000 07/01/21 946
New York City Water & Sewer System Revenue Bonds
4,050 4.000 06/15/40 4,662
New York Convention Center Development Corp. Revenue Bonds
2,925 0.010 11/15/34 1,941
New York Liberty Development Corp. Revenue Bonds
(Þ) 645 5.000 11/15/44 660
New York Liberty Development Corp. Revenue Bonds
(µ) 650 4.000 03/01/45 731
New York Liberty Development Corp. Revenue Bonds
3,000 2.450 09/15/69 2,941
New York State Dormitory Authority Revenue Bonds
755 5.000 05/15/23 804
New York State Dormitory Authority Revenue Bonds
(ae) 6,790 5.000 07/01/23 7,648
New York State Dormitory Authority Revenue Bonds
(µ) 430 5.250 07/01/23 475
New York State Dormitory Authority Revenue Bonds
6,725 5.000 12/15/23 7,390
New York State Dormitory Authority Revenue Bonds
1,000 5.000 08/01/27 1,206
New York State Dormitory Authority Revenue Bonds
105 5.000 07/01/32 128
New York State Dormitory Authority Revenue Bonds
3,300 5.000 10/01/32 3,920
New York State Dormitory Authority Revenue Bonds
1,465 5.000 07/01/33 1,800
New York State Dormitory Authority Revenue Bonds
710 5.000 07/01/34 857
New York State Dormitory Authority Revenue Bonds
95 5.000 07/01/35 114
New York State Dormitory Authority Revenue Bonds
85 5.000 07/01/36 101
New York State Dormitory Authority Revenue Bonds
70 4.000 09/01/36 78
New York State Dormitory Authority Revenue Bonds
100 4.000 09/01/37 111
New York State Dormitory Authority Revenue Bonds
6,035 4.000 07/01/38 7,050
New York State Dormitory Authority Revenue Bonds
75 4.000 09/01/38 83
New York State Dormitory Authority Revenue Bonds
1,000 5.000 10/01/38 1,253
New York State Dormitory Authority Revenue Bonds
85 4.000 09/01/39 93
New York State Dormitory Authority Revenue Bonds
105 4.000 07/01/40 115
New York State Dormitory Authority Revenue Bonds
100 4.000 09/01/40 110
New York State Dormitory Authority Revenue Bonds
110 5.000 07/01/41 129
New York State Dormitory Authority Revenue Bonds
435 4.000 07/01/45 463
New York State Dormitory Authority Revenue Bonds
2,750 4.000 02/15/47 3,079
New York State Thruway Authority Revenue Bonds
1,250 5.000 01/01/32 1,539
New York State Urban Development Corp. Revenue Bonds
5,750 5.000 03/15/36 7,336
New York State Urban Development Corp. Revenue Bonds
5,450 4.000 03/15/37 6,327
New York State Urban Development Corp. Revenue Bonds
13,600 5.000 03/15/37 17,266
Niagara Falls City School District General Obligation Unlimited
(µ) 1,000 5.000 06/15/28 1,269
Niagara Falls City School District General Obligation Unlimited
(µ) 1,170 4.000 06/15/29 1,382
Niagara Falls City School District General Obligation Unlimited
(µ) 1,735 4.000 06/15/30 2,034
Oneida County Local Development Corp. Revenue Bonds
(µ) 1,500 5.000 12/01/30 1,938
Oneida County Local Development Corp. Revenue Bonds
(µ) 1,500 5.000 12/01/31 1,926
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/32 70
Oneida County Local Development Corp. Revenue Bonds
(µ) 70 4.000 12/01/33 82
Oneida County Local Development Corp. Revenue Bonds
(µ) 105 4.000 12/01/34 122
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 4.000 12/01/35 139
Oneida County Local Development Corp. Revenue Bonds
(µ) 75 4.000 12/01/36 87
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/37 69
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/38 69
Oneida County Local Development Corp. Revenue Bonds
(µ) 180 3.000 12/01/39 186
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 3.000 12/01/40 124

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 667
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oneida County Local Development Corp. Revenue Bonds
(µ) 240 4.000 12/01/49 269
Port Authority of New York & New Jersey Revenue Bonds
5,000 5.000 07/15/34 6,377
Port Authority of New York & New Jersey Revenue Bonds
1,525 5.000 07/15/35 1,937
Port Authority of New York & New Jersey Revenue Bonds
1,000 4.000 07/15/36 1,154
Port Authority of New York & New Jersey Revenue Bonds
1,700 4.000 09/01/43 1,876
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
3,115 4.250 10/01/47 3,457
Triborough Bridge & Tunnel Authority Revenue Bonds
(µ) 1,000 5.500 11/15/20 1,002
Triborough Bridge & Tunnel Authority Revenue Bonds
1,000 5.000 11/15/28 1,087
Triborough Bridge & Tunnel Authority Revenue Bonds
5,000 5.000 11/15/33 6,044
TSASC, Inc. New York Revenue Bonds
1,500 5.000 06/01/29 1,813
Westchester County Local Development Corp. Revenue Bonds
425 5.000 07/01/21 434
Westchester County Local Development Corp. Revenue Bonds
1,350 5.000 05/01/34 1,447
256,246
North Carolina - 1.1%
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds
(~)(ae)(Ê) 325 1.375 06/16/25 330
North Carolina Capital Facilities Finance Agency Revenue Bonds
(ae) 14,235 5.000 04/01/22 15,179
North Carolina Capital Facilities Finance Agency Revenue Bonds
2,780 5.000 10/01/44 3,383
North Carolina Housing Finance Agency Revenue Bonds
3,570 4.250 07/01/47 3,955
North Carolina Medical Care Commission Revenue Bonds
250 4.000 01/01/25 255
North Carolina Medical Care Commission Revenue Bonds
240 4.000 01/01/26 245
North Carolina Medical Care Commission Revenue Bonds
565 5.000 01/01/27 609
North Carolina Medical Care Commission Revenue Bonds
790 5.000 01/01/28 857
North Carolina Medical Care Commission Revenue Bonds
560 5.000 01/01/29 609
North Carolina Medical Care Commission Revenue Bonds
655 5.000 01/01/30 713
North Carolina Medical Care Commission Revenue Bonds
700 5.000 10/01/30 770
North Carolina Medical Care Commission Revenue Bonds
625 5.000 01/01/31 676
North Carolina Medical Care Commission Revenue Bonds
2,105 5.000 11/01/31 2,424
North Carolina Medical Care Commission Revenue Bonds
500 5.000 01/01/38 538
North Carolina Turnpike Authority Revenue Bonds
2,000 5.000 02/01/24 2,260
North Carolina Turnpike Authority Revenue Bonds
(µ) 1,310 5.000 01/01/28 1,601
34,404
Ohio - 2.1%
American Municipal Power, Inc. Revenue Bonds
875 5.000 02/15/25 1,041
American Municipal Power, Inc. Revenue Bonds
140 5.000 02/15/26 172
American Municipal Power, Inc. Revenue Bonds
175 5.000 02/15/27 220
American Municipal Power, Inc. Revenue Bonds
215 5.000 02/15/28 276
American Municipal Power, Inc. Revenue Bonds
165 5.000 02/15/29 215
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
60 5.000 06/01/34 77
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,000 4.000 06/01/37 2,335
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,300 5.000 06/01/55 2,461
City of Columbus General Obligation Unlimited
4,685 4.000 04/01/33 5,404
City of Hamilton Electric Revenue Bonds
(µ) 700 4.000 10/01/34 814
City of Hamilton Electric Revenue Bonds
(µ) 730 4.000 10/01/35 842
City of Hamilton Electric Revenue Bonds
(µ) 590 4.000 10/01/36 678
Cleveland Municipal School District General Obligation Unlimited
1,100 5.000 12/01/27 1,227
County of Cuyahoga Certificate of Participation
14,065 5.000 12/01/27 15,593
County of Cuyahoga Certificate of Participation
1,990 5.000 12/01/28 2,200
County of Hamilton Revenue Bonds
1,350 5.000 01/01/31 1,473

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
668 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Miami-Dade Revenue Bonds
450 5.000 09/01/36 466
County of Montgomery Ohio Revenue Bonds
510 5.750 11/15/22 511
Cuyahoga County Hospital Revenue Bonds
7,450 5.000 02/15/37 8,514
Euclid City School District Certificated Participation
(µ) 175 4.000 12/01/30 204
Euclid City School District Certificated Participation
(µ) 185 4.000 12/01/31 215
Euclid City School District Certificated Participation
(µ) 130 4.000 12/01/32 151
Euclid City School District Certificated Participation
(µ) 135 4.000 12/01/33 156
Euclid City School District Certificated Participation
(µ) 110 4.000 12/01/34 127
Euclid City School District Certificated Participation
(µ) 215 4.000 12/01/35 249
Euclid City School District Certificated Participation
(µ) 445 4.000 12/01/36 515
Euclid City School District Certificated Participation
(µ) 380 4.000 12/01/38 439
Hillsdale Local School District Certificate Of Participation
(µ) 3,050 4.000 12/01/32 3,629
Middletown City School District General Obligation Unlimited
(ae) 5 5.250 12/01/22 6
Ohio Air Quality Development Authority Revenue Bonds
1,000 2.875 02/01/26 1,010
Ohio Higher Educational Facility Commission Revenue Bonds
50 5.000 01/01/28 50
Ohio Higher Educational Facility Commission Revenue Bonds
520 5.000 07/01/31 626
Ohio Higher Educational Facility Commission Revenue Bonds
750 5.000 07/01/33 895
Ohio Higher Educational Facility Commission Revenue Bonds
420 5.000 07/01/34 500
Ohio Higher Educational Facility Commission Revenue Bonds
695 4.000 07/01/36 772
Ohio Higher Educational Facility Commission Revenue Bonds
600 4.000 07/01/37 665
Ohio Housing Finance Agency Revenue Bonds
2,630 4.500 09/01/48 2,945
State of Ohio Revenue Bonds
3,500 5.000 12/15/22 3,766
State of Ohio Revenue Bonds
2,815 5.000 12/15/23 3,028
Toledo-Lucas County Port Authority Revenue Bonds
1,965 5.000 07/01/29 2,052
West Carrollton City School District General Obligation Unlimited
1,080 4.000 12/01/21 1,123
67,642
Oklahoma - 0.8%
Cache Educational Facilities Authority Revenue Bonds
3,570 5.000 09/01/28 4,593
Carter County Public Facilities Authority Revenue Bonds
3,625 5.000 09/01/31 4,285
Cleveland County Educational Facilities Authority Revenue Bonds
825 5.000 06/01/24 945
Oklahoma Development Finance Authority Revenue Bonds
1,000 5.000 08/15/22 1,061
Oklahoma Development Finance Authority Revenue Bonds
1,000 5.000 08/15/26 1,176
Oklahoma Development Finance Authority Revenue Bonds
2,000 5.000 08/15/28 2,342
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.000 08/15/33 3,526
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.250 08/15/43 3,490
Oklahoma Housing Finance Agency Revenue Bonds
1,435 4.750 09/01/48 1,626
Oklahoma Water Resources Board Revenue Bonds
1,500 5.000 04/01/33 1,841
24,885
Oregon - 0.4%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
General Obligation Unlimited
510 5.000 06/15/20 636
City of Portland Sewer System Revenue Bonds
340 5.000 05/01/30 458
Hospital Facilities Authority of Multnomah County Revenue Bonds
(~)(ae)(Ê) 1,130 5.000 03/01/25 1,301
Morrow County School District No. 1 General Obligation Unlimited
(µ) 1,955 5.500 06/15/21 2,018
Oregon State Business Development Commission Revenue Bonds
(~)(ae)(Ê) 1,950 2.400 12/01/40 2,043
Oregon State Facilities Authority Revenue Bonds
50 5.000 10/01/28 62
Oregon State Facilities Authority Revenue Bonds
75 5.000 10/01/29 95
Oregon State Facilities Authority Revenue Bonds
50 5.000 10/01/35 62
Oregon State Facilities Authority Revenue Bonds
(Þ) 750 5.000 10/01/36 744

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 669
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Oregon General Obligation Unlimited
500 5.000 12/01/31 622
State of Oregon General Obligation Unlimited
2,185 4.250 06/01/49 2,428
Washington Local School District General Obligation Unlimited
1,675 4.000 06/15/34 2,059
12,528
Pennsylvania - 5.6%
Allegheny County Higher Education Building Authority Revenue Bonds
615 5.000 10/15/21 630
Allegheny County Higher Education Building Authority Revenue Bonds
790 5.000 10/15/26 884
Allegheny County Higher Education Building Authority Revenue Bonds
835 5.000 10/15/27 927
Allegheny County Higher Education Building Authority Revenue Bonds
870 5.000 10/15/28 959
Allegheny County Hospital Development Authority Revenue Bonds
1,145 5.000 04/01/30 1,407
Allegheny County Sanitary Authority Revenue Bonds
1,000 4.000 06/01/35 1,160
Allentown City School District General Obligation Limited
(µ) 2,250 5.000 02/01/31 2,861
Allentown City School District General Obligation Limited
(µ) 4,385 5.000 02/01/33 5,508
Allentown City School District General Obligation Limited
(µ) 1,000 4.000 02/01/36 1,148
Allentown City School District General Obligation Limited
(µ) 2,250 5.000 02/01/37 2,803
Bucks County Industrial Development Authority Revenue Bonds
330 5.000 10/01/30 362
Bucks County Industrial Development Authority Revenue Bonds
350 5.000 10/01/31 382
Butler County General Authority Revenue Bonds
(USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 18,325 2.106 10/01/34 17,402
Chester County Industrial Development Authority Special Assessment
(Þ) 275 4.375 03/01/28 276
City of Erie General Obligation Unlimited
(µ) 3,750 3.208 11/15/37 2,258
City of Lancaster General Obligation Unlimited
(µ) 375 5.000 05/01/27 470
City of Philadelphia Airport Revenue Revenue Bonds
1,000 4.000 07/01/35 1,145
City of Philadelphia General Obligation Unlimited
(ae) 3,210 5.250 07/15/27 3,322
City of Philadelphia General Obligation Unlimited
5,000 5.000 08/01/33 6,068
City of Philadelphia General Obligation Unlimited
5,000 5.000 08/01/34 6,050
City of Scranton General Obligation Unlimited
(Þ) 1,815 5.000 09/01/21 1,860
City of Scranton General Obligation Unlimited
(Þ) 1,925 5.000 09/01/22 2,028
City of Wilkes-Barre General Obligation Unlimited
(µ) 1,000 4.000 11/15/38 1,067
City of York General Obligation Unlimited
105 5.000 11/15/24 109
City of York General Obligation Unlimited
1,955 5.000 11/15/26 2,035
City of York General Obligation Unlimited
1,755 5.000 11/15/27 1,825
Coatesville Area School District Building Authority Revenue Bonds
(µ) 425 5.000 12/01/24 469
Coatesville Area School District Building Authority Revenue Bonds
(µ) 335 5.000 12/01/26 369
Coatesville Area School District Building Authority Revenue Bonds
(µ) 360 5.000 12/01/27 396
Coatesville School District General Obligation Unlimited Notes
250 5.000 11/13/20 250
Commonwealth Financing Authority Revenue Bonds
(µ) 13,000 4.000 06/01/39 14,660
Commonwealth of Pennsylvania General Obligation Unlimited
6,075 5.000 08/15/23 6,845
County of Luzerne General Obligation Unlimited
(µ) 500 5.000 12/15/27 630
Dauphin County General Authority University Revenue Bonds
(Þ) 1,750 4.000 10/15/22 1,730
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,120 5.000 11/01/27 1,258
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,140 5.000 11/01/28 1,279
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,500 5.250 11/01/33 1,691
Delaware Valley Regional Finance Authority Revenue Bonds
(USD 1 Month LIBOR
+ 0.880%)(ae)(Ê) 10,000 2.074 09/01/48 10,007
General Authority of Southcentral Pennsylvania Revenue Bonds
370 5.000 12/01/28 433
General Authority of Southcentral Pennsylvania Revenue Bonds
150 4.000 06/01/44 169
General Authority of Southcentral Pennsylvania Revenue Bonds
275 5.000 06/01/44 334
Mifflin County School District General Obligation Limited
(µ) 1,000 5.000 09/01/30 1,173

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
670 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/37 165
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/38 164
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/39 164
North Allegheny School District General Obligation Limited
1,000 4.000 05/01/35 1,174
North Penn Water Authority Revenue Bonds
1,190 5.000 11/01/30 1,243
North Pocono School District General Obligation Limited
(µ) 670 4.000 09/15/29 800
North Pocono School District General Obligation Limited
(µ) 885 4.000 09/15/31 1,045
North Pocono School District General Obligation Limited
(µ) 250 4.000 09/15/32 293
Northampton County General Purpose Authority Revenue Bonds
150 5.000 10/01/31 161
Northern Tioga School District General Obligation Limited
(µ) 650 5.000 04/01/30 804
Pennsylvania Economic Development Financing Authority Revenue Bonds
750 5.000 12/01/36 927
Pennsylvania Economic Development Financing Authority Revenue Bonds
750 5.000 12/01/38 921
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,500 3.000 04/01/39 1,613
Pennsylvania Economic Development Financing Authority Revenue Bonds
(µ) 2,630 5.000 12/01/44 3,199
Pennsylvania Turnpike Commission Revenue Bonds
(µ) 2,195 6.250 06/01/33 2,780
Pennsylvania Turnpike Commission Revenue Bonds
4,500 5.250 12/01/44 5,635
Philadelphia Authority for Industrial Development Revenue Bonds
380 5.875 06/15/22 393
Philadelphia Authority for Industrial Development Revenue Bonds
(µ) 510 5.000 12/01/29 635
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000 08/01/30 118
Philadelphia Authority for Industrial Development Revenue Bonds
2,000 8.000 01/01/33 2,177
Philadelphia General Obligation Unlimited
(~)(Ê) 13,260 0.100 08/01/31 13,260
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
1,250 5.000 07/01/21 1,278
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
500 5.000 07/01/28 583
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
1,500 5.625 07/01/42 1,586
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 375 4.000 09/01/34 441
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 150 5.000 09/01/34 192
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 75 4.000 09/01/35 88
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 265 5.000 09/01/35 338
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,300 5.000 09/01/36 1,654
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,300 5.000 09/01/37 1,648
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,040 5.000 09/01/38 1,311
School District of Philadelphia (The) General Obligation Limited
(µ) 4,445 5.000 09/01/27 5,461
Scranton School District General Obligation Unlimited
(µ) 490 5.000 06/01/32 606
Scranton School District General Obligation Unlimited
(µ) 330 5.000 12/01/33 402
Scranton School District General Obligation Unlimited
(µ) 575 5.000 06/01/34 706
Scranton School District General Obligation Unlimited
(µ) 560 5.000 06/01/36 683
Shenandoah Valley School District General Obligation Unlimited
(µ) 935 4.000 08/01/26 1,097
State Public School Building Authority Revenue Bonds
(ae) 3,030 5.000 04/01/22 3,231
State Public School Building Authority Revenue Bonds
(µ) 1,000 5.000 06/15/28 1,066
State Public School Building Authority Revenue Bonds
(µ) 1,000 5.000 06/15/29 1,065
Stroudsburg Area School District General Obligation Unlimited
(µ) 1,950 4.000 06/01/30 2,270
The Berks County Municipal Authority Revenue Bonds
(~)(ae)(Ê) 935 5.000 02/01/25 1,007
Warrior Run School District/Montour Northumberland Union County General
Obligation Limited
(µ) 530 4.000 09/01/37 580
West Mifflin School District General Obligation Limited
(µ) 1,000 5.000 04/01/28 1,224
West Mifflin School District General Obligation Limited
(µ) 3,045 4.000 04/01/30 3,407
Western Wayne School District General Obligation Unlimited
(µ) 565 5.000 04/01/21 576
Wilkinsburg-Penn Joint Water Authority (The) Revenue Bonds
(µ) 600 4.000 09/15/31 725
177,535

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 671
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico - 2.3%
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,000 5.250 07/01/21 1,005
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 505 4.000 07/01/22 524
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,305 5.375 07/01/25 1,336
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,005 5.250 07/01/26 1,027
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 415 4.250 07/01/27 424
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,000 5.250 07/01/27 1,032
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 635 5.000 07/01/31 637
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 8,670 5.000 07/01/35 9,078
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(µ) 3,875 5.000 07/01/28 3,954
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
2,000 5.500 07/01/28 2,093
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5,580 5.000 07/01/33 5,748
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
825 5.125 07/01/37 850
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 345 5.000 07/01/31 345
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 1,125 4.500 07/01/36 1,125
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 385 4.000 07/01/23 385
Puerto Rico Electric Power Authority Revenue Bonds
(USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,820 1.926 07/01/29 7,875
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 230 4.375 07/01/30 230
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 770 5.250 07/01/22 815
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 70 5.500 07/01/26 79
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 950 5.000 07/01/27 969
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 700 5.500 07/01/28 737
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 320 5.500 07/01/29 367
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 25 5.500 07/01/31 29
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 70 5.250 07/01/32 80
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 375 5.250 07/01/33 431
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 260 5.250 07/01/34 300
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 1,275 5.250 07/01/35 1,319
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 5,135 5.250 07/01/36 5,918
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 500 4.750 07/01/38 503
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 250 5.250 07/01/38 264
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 250 5.250 07/01/41 286
Puerto Rico Municipal Finance Agency General Obligation Unlimited
(µ) 3,090 5.000 08/01/27 3,153
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
3,825 2.953 07/01/27 3,236
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
327 3.071 07/01/29 256
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
2,495 3.171 07/01/31 1,799
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
2,269 3.450 07/01/33 1,488
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
9,975 4.500 07/01/34 10,419
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
1,005 4.329 07/01/40 1,031
71,147
Rhode Island - 0.3%
Providence Public Building Authority Revenue Bonds
(µ) 1,845 4.000 09/15/34 2,120
Providence Public Buildings Authority Revenue Bonds
(µ) 500 5.875 06/15/26 515
Rhode Island Health & Educational Building Corp. Revenue Bonds
600 5.000 09/01/22 652
Rhode Island Health & Educational Building Corp. Revenue Bonds
200 5.000 08/15/27 245
Rhode Island Health & Educational Building Corp. Revenue Bonds
2,495 5.000 05/15/28 2,891
Rhode Island Health & Educational Building Corp. Revenue Bonds
1,250 5.000 05/15/29 1,439
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 375 5.000 05/15/32 480

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
672 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 300 5.000 05/15/33 382
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 300 5.000 05/15/36 377
9,101
South Carolina - 1.1%
Lee County School Facilities, Inc. Revenue Bonds
(µ) 1,050 4.000 12/01/27 1,249
Orangeburg County Facilities Corp. Revenue Bonds
1,140 5.000 12/01/27 1,440
Orangeburg County Facilities Corp. Revenue Bonds
1,410 5.000 12/01/28 1,764
Orangeburg County Facilities Corp. Revenue Bonds
1,560 5.000 12/01/30 1,923
Orangeburg County Facilities Corp. Revenue Bonds
1,695 4.000 12/01/32 1,917
Orangeburg County Facilities Corp. Revenue Bonds
1,165 4.000 12/01/33 1,313
South Carolina Jobs-Economic Development Authority Hospital Revenue Bonds
(ae) 3,800 5.250 08/01/30 4,309
South Carolina Public Service Authority Revenue Bonds
3,500 5.000 12/01/30 4,037
South Carolina Public Service Authority Revenue Bonds
2,080 5.000 12/01/31 2,519
South Carolina Public Service Authority Revenue Bonds
200 5.000 12/01/34 228
South Carolina Public Service Authority Revenue Bonds
3,670 5.000 12/01/36 3,829
South Carolina Public Service Authority Revenue Bonds
1,750 4.000 12/01/37 2,013
South Carolina Transportation Infrastructure Bank Revenue Bonds
(USD 1 Month
LIBOR + 0.450%)(ae)(Ê) 2,845 1.644 10/01/31 2,828
Spartanburg Regional Health Services District Revenue Bonds
2,600 5.000 04/15/32 2,725
Sumter Two School Facilities, Inc. Revenue Bonds
(µ) 1,360 5.000 12/01/26 1,621
Williamsburg County Public Facilities Corp. Revenue Bonds
(µ) 500 4.000 06/01/31 600
Williamsburg County Public Facilities Corp. Revenue Bonds
(µ) 670 4.000 06/01/32 798
35,113
South Dakota - 0.0%
South Dakota Conservancy District Revenue Bonds
730 5.000 08/01/32 936
South Dakota Health and Educational Facilities Authority Revenue Bonds
(~)(ae)
(Ê) 500 5.000 07/01/24 553
1,489
Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
600 5.000 10/01/26 629
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
185 5.000 08/01/35 226
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
630 5.000 10/01/23 691
Greenville Health & Educational Facilities Board Revenue Bonds
700 4.000 07/01/40 762
Knox County Health Educational & Housing Facility Board Revenue Bonds
1,750 5.000 04/01/29 2,066
Memphis Sanitary Sewerage System Revenue Bonds
1,025 5.000 10/01/27 1,280
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities and Board Revenue Bonds
2,200 5.000 07/01/35 2,568
Tennergy Corp. Natural Gas Revenue Bonds
(~)(ae)(Ê) 2,440 5.000 02/01/50 2,834
Tennessee Housing Development Agency Revenue Bonds
3,925 4.500 07/01/49 4,401
15,457
Texas - 6.3%
Arlington Higher Education Finance Corp. Revenue Bonds
1,000 5.000 08/15/26 1,150
Arlington Higher Education Finance Corp. Revenue Bonds
450 5.000 12/01/27 566
Arlington Higher Education Finance Corp. Revenue Bonds
500 5.000 12/01/28 629
Arlington Higher Education Finance Corp. Revenue Bonds
785 5.000 12/01/33 962
Arlington Higher Education Finance Corp. Revenue Bonds
650 5.000 12/01/34 795
Austin Community College District Public Facility Corp. Revenue Bonds
1,045 5.000 08/01/23 1,176
Austin Community College District Public Facility Corp. Revenue Bonds
1,080 5.000 08/01/24 1,263
Bexar County Health Facilities Development Corp. Revenue Bonds
1,765 4.000 07/15/31 1,779

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 673
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bexar County Health Facilities Development Corp. Revenue Bonds
1,430 5.000 07/15/33 1,538
Brazoria County Toll Road Authority Revenue Bonds
225 5.000 03/01/32 276
Brazoria County Toll Road Authority Revenue Bonds
200 5.000 03/01/33 244
Brazoria County Toll Road Authority Revenue Bonds
225 5.000 03/01/34 273
Central Texas Regional Mobility Authority Revenue Bonds
1,200 5.000 01/01/35 1,366
Central Texas Regional Mobility Authority Revenue Bonds
900 4.000 01/01/36 1,029
Central Texas Regional Mobility Authority Revenue Bonds
1,405 5.000 01/01/36 1,680
Central Texas Regional Mobility Authority Revenue Bonds
1,285 5.000 01/01/37 1,586
Central Texas Regional Mobility Authority Revenue Bonds
1,490 5.000 01/01/40 1,825
Central Texas Turnpike System Revenue Bonds
(µ) 860 1.717 08/15/23 838
Central Texas Turnpike System Revenue Bonds
500 5.000 08/15/23 562
Central Texas Turnpike System Revenue Bonds
3,000 4.000 06/30/32 3,459
Central Texas Turnpike System Revenue Bonds
1,450 4.000 12/31/32 1,666
Central Texas Turnpike System Revenue Bonds
500 5.000 08/15/42 558
City of Arlington Special Tax
(µ) 775 5.000 02/15/32 901
City of Arlington Special Tax
(µ) 1,785 5.000 02/15/34 2,058
City of Arlington Special Tax
(µ) 3,620 5.000 02/15/37 4,294
City of Austin Electric Utility Revenue Bonds
2,155 5.000 11/15/39 2,764
City of Celina Special Assessment
125 3.625 09/01/30 125
City of Celina Special Assessment
575 4.800 09/01/37 624
City of Celina Special Assessment
230 4.250 09/01/40 230
City of Corpus Christi Utility System Revenue Bonds
1,720 5.000 07/15/22 1,858
City of Corpus Christi Utility System Revenue Bonds
500 3.000 07/15/39 551
City of Donna Revenue Bonds
(µ) 1,090 5.000 02/15/31 1,240
City of El Paso Water & Sewer Revenue Bonds
2,965 5.000 03/01/25 3,422
City of Fort Worth Revenue Bonds
2,050 5.250 03/01/36 2,265
City of Hackberry Revenue Bonds
1,350 4.500 09/01/38 1,486
City of Hackberry Special Assessment Contract Revenue Bonds
1,710 4.625 09/01/37 1,861
City of Houston Airport System Revenue Bonds
1,660 5.000 07/01/30 2,063
City of Houston Airport System Revenue Bonds
1,615 5.000 07/01/32 1,978
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,470 5.000 09/01/27 1,588
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,240 5.000 09/01/34 1,321
City of Irving Hotel Occupancy Tax Revenue Bonds
125 5.000 08/15/31 136
City of Irving Hotel Occupancy Tax Revenue Bonds
300 5.000 08/15/33 322
City of Justin Special Assessment
(Þ) 455 4.125 09/01/23 471
City of Justin Special Assessment
(Þ) 910 4.625 09/01/28 1,005
City of Mesquite Special Assessment Revenue Bonds
(Þ) 290 4.750 09/01/28 325
City of Mesquite Special Assessment Revenue Bonds
(Þ) 595 5.250 09/01/38 679
City of Princeton Special Assessment
(Þ) 250 2.750 09/01/25 254
City of Princeton Special Assessment
(Þ) 540 4.375 09/01/28 580
City of Round Rock Utility System Revenue Bonds
1,000 5.000 08/01/24 1,172
City of San Antonio Electric & Gas Systems Revenue Bonds
(~)(ae)(Ê) 3,835 7.000 12/01/24 4,014
City of San Antonio Electric & Gas Systems Revenue Bonds
4,715 5.000 02/01/26 5,818
City of San Antonio Electric & Gas Systems Revenue Bonds
1,250 5.000 02/01/31 1,684
City of San Antonio Electric & Gas Systems Revenue Bonds
1,200 4.000 02/01/34 1,383
City of San Antonio Electric & Gas Systems Revenue Bonds
1,900 5.000 02/01/34 2,515
City of San Antonio Electric & Gas Systems Revenue Bonds
1,190 5.000 02/01/35 1,566
City of San Antonio Water System Revenue Bonds
2,245 5.000 05/15/35 2,950

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
674 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000 08/15/36 1,721
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000 08/15/37 1,717
County of Harris Revenue Bonds
(USD 3 Month LIBOR + 0.670%)(µ)(Ê) 3,235 2.120 08/15/35 2,930
County of Kaufman General Obligation Unlimited
325 4.000 02/15/35 385
County of Kaufman General Obligation Unlimited
500 4.000 02/15/36 589
County of Kaufman General Obligation Unlimited
750 4.000 02/15/37 879
County of Kaufman General Obligation Unlimited
895 4.000 02/15/39 1,041
Dallas Independent School District General Obligation Unlimited
1,590 5.000 08/15/32 1,847
Dallas/Fort Worth International Airport Revenue Bonds
3,410 5.000 11/01/27 3,686
Dallas/Fort Worth International Airport Revenue Bonds
1,000 5.250 11/01/28 1,125
Dallas/Fort Worth International Airport Revenue Bonds
1,340 5.000 11/01/29 1,340
Dallas/Fort Worth International Airport Revenue Bonds
2,000 5.250 11/01/29 2,246
Dallas/Fort Worth International Airport Revenue Bonds
1,825 5.000 11/01/30 1,825
Dallas/Fort Worth International Airport Revenue Bonds
1,500 5.250 11/01/30 1,681
Decatur Hospital Authority Revenue Bonds
1,250 5.250 09/01/29 1,386
Grand Parkway Transportation Corp. Revenue Bonds
130 5.000 10/01/33 171
Grand Parkway Transportation Corp. Revenue Bonds
250 5.000 10/01/34 328
Grand Parkway Transportation Corp. Revenue Bonds
315 5.000 10/01/35 411
Grand Parkway Transportation Corp. Revenue Bonds
250 4.000 10/01/36 297
Grand Parkway Transportation Corp. Revenue Bonds
1,000 4.000 10/01/37 1,181
Grand Parkway Transportation Corp. Revenue Bonds
1,335 4.000 10/01/38 1,569
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
1,385 6.375 01/01/33 1,468
Harris County-Houston Sports Authority Revenue Bonds
1,000 5.000 11/15/26 1,066
Harris County-Houston Sports Authority Revenue Bonds
750 5.000 11/15/27 796
Harris County-Houston Sports Authority Revenue Bonds
2,265 5.000 11/15/29 2,382
Harris County-Houston Sports Authority Revenue Bonds
1,495 5.000 11/15/32 1,558
Houston Higher Education Finance Corp. Revenue Bonds
1,600 5.000 08/15/28 1,885
Houston Independent School District General Obligation Unlimited
(~)(ae)(Ê) 715 2.400 06/01/36 723
Hunt Memorial Hospital District Charitable Health General Obligation Limited
515 5.000 02/15/31 634
Hunt Memorial Hospital District Charitable Health General Obligation Limited
1,070 5.000 02/15/32 1,310
Hunt Memorial Hospital District Charitable Health General Obligation Limited
1,125 5.000 02/15/33 1,369
Karnes County Hospital District Revenue Bonds
2,020 5.000 02/01/29 2,229
La Joya Independent School District General Obligation Limited
(µ) 1,415 5.000 02/15/26 1,725
La Joya Independent School District General Obligation Limited
(µ) 600 5.000 02/15/31 730
La Joya Independent School District General Obligation Limited
(µ) 735 5.000 02/15/33 885
Leander Independent School District General Obligation Unlimited
(ae) 625 4.327 08/15/38 297
Leander Independent School District General Obligation Unlimited
(ae) 600 4.625 08/15/43 215
Leander Independent School District General Obligation Unlimited
(ae) 1,425 4.746 08/15/45 454
Lower Colorado River Authority Revenue Bonds
2,000 5.500 05/15/31 2,239
Lubbock Independent School District General Obligation Unlimited
1,000 4.000 02/15/40 1,165
Matagorda County Navigation District No. 1 Revenue Bonds
1,150 2.600 11/01/29 1,209
Midlothian Industrial Development Corp. Revenue Bonds
(~)(Ê) 1,300 1.110 08/01/34 1,300
Montgomery County Toll Road Authority Revenue Bonds
1,650 5.000 09/15/30 1,855
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
565 5.000 04/01/21 574
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
650 5.000 04/01/22 686
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
180 4.625 04/01/23 195
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 400 5.000 07/01/26 472
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
500 5.000 04/01/29 566

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 675
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 150 4.000 07/01/31 164
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 500 5.000 07/01/31 586
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 130 4.000 07/01/32 141
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 250 5.000 07/01/32 291
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 300 5.000 07/01/33 347
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,750 5.000 04/01/34 1,982
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,160 5.000 04/01/35 1,359
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 500 5.000 07/01/38 570
North East Texas Regional Mobility Authority Revenue Bonds
1,935 5.000 01/01/31 2,194
North Texas Tollway Authority Revenue Bonds
3,735 5.000 01/01/23 4,100
North Texas Tollway Authority Revenue Bonds
3,955 5.000 01/01/29 4,632
North Texas Tollway Authority Revenue Bonds
1,000 5.000 01/01/32 1,210
Reagan Hospital District of Reagan County General Obligation Limited
910 3.250 02/01/21 912
Reagan Hospital District of Reagan County General Obligation Limited
500 5.000 02/01/29 530
Reagan Hospital District of Reagan County General Obligation Limited
2,500 5.000 02/01/34 2,616
Royse City Special Assessment
(Þ) 155 3.125 09/15/25 156
Royse City Special Assessment
(Þ) 175 4.125 09/15/39 183
Royse City Special Assessment
(Þ) 100 4.125 09/15/40 102
San Antonio Water System Revenue Bonds
(~)(ae)(Ê) 2,000 2.625 05/01/49 2,129
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 40 5.000 09/01/27 49
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 45 5.000 09/01/29 56
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 55 4.000 09/01/32 63
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 475 4.000 09/01/33 543
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 1,300 5.000 09/01/33 1,563
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 55 4.000 09/01/34 63
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 250 4.000 09/01/35 283
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 85 4.000 09/01/36 96
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 800 4.000 09/01/37 900
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
3,300 6.250 12/15/26 3,863
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds
(SIFMA
Municipal Swap Index + 0.550%)(Ê) 1,360 1.640 09/15/27 1,357
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
900 5.000 12/15/24 976
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
3,515 5.000 12/15/27 3,783
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
300 5.000 12/31/30 377
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000 12/31/33 4,324
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000 12/31/34 4,309
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
2,325 5.000 12/31/36 2,841
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
505 4.000 12/31/39 561
University of Texas Revenue Bonds
1,315 5.000 08/15/26 1,648
Uptown Development Authority Tax Allocation
820 5.000 09/01/35 928
Viridian Municipal Management District General Obligation Unlimited
(µ) 500 6.000 12/01/32 605
Viridian Municipal Management District General Obligation Unlimited
(µ) 995 6.000 12/01/33 1,206
Viridian Municipal Management District Special Assessment
393 3.000 12/01/22 398
Viridian Municipal Management District Special Assessment
250 2.375 12/01/25 249
Viridian Municipal Management District Special Assessment
748 3.750 12/01/27 808
Viridian Municipal Management District Special Assessment
2,013 4.125 12/01/37 2,141
Weatherford Independent School District General Obligation Unlimited
2,000 Zero coupon 02/15/34 1,498
198,757
Utah - 1.1%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
676 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Alpine School District General Obligation Unlimited
8,000 5.000 03/15/22 8,517
City of Lehi Sales Tax Revenue Bonds
500 4.000 06/01/33 590
Ogden City School District Municipal Building Authority Revenue Bonds
225 5.000 01/15/28 283
Ogden City Sewer & Water Revenue Bonds
165 4.000 06/15/35 200
Utah Associated Municipal Power Systems Revenue Bonds
205 5.000 09/01/31 256
Utah Charter School Finance Authority Revenue Bonds
1,435 4.000 04/15/40 1,640
Utah Infrastructure Agency Revenue Bonds
100 4.000 10/15/24 112
Utah Infrastructure Agency Revenue Bonds
100 4.000 10/15/25 115
Utah Infrastructure Agency Revenue Bonds
135 5.000 10/15/26 165
Utah Infrastructure Agency Revenue Bonds
1,505 5.000 10/15/27 1,737
Utah Infrastructure Agency Revenue Bonds
130 5.000 10/15/28 164
Utah Infrastructure Agency Revenue Bonds
4,260 5.000 10/15/29 4,842
Utah Infrastructure Agency Revenue Bonds
155 5.000 10/15/30 194
Utah Infrastructure Agency Revenue Bonds
1,650 5.000 10/15/32 1,845
Utah Infrastructure Agency Revenue Bonds
685 4.000 10/15/33 726
Utah Infrastructure Agency Revenue Bonds
1,785 5.250 10/15/33 2,020
Utah Infrastructure Agency Revenue Bonds
380 4.000 10/15/34 400
Utah Infrastructure Agency Revenue Bonds
1,000 5.000 10/15/34 1,111
Utah Infrastructure Agency Revenue Bonds
500 4.000 10/15/36 523
Utah Infrastructure Agency Revenue Bonds
1,215 5.000 10/15/40 1,327
Utah State Charter School Finance Authority Revenue Bonds
275 4.000 10/15/26 318
Utah State Charter School Finance Authority Revenue Bonds
285 4.000 10/15/27 333
Utah State Charter School Finance Authority Revenue Bonds
300 4.000 10/15/28 353
Utah State Charter School Finance Authority Revenue Bonds
310 4.000 10/15/29 368
Utah State Charter School Finance Authority Revenue Bonds
1,020 4.000 04/15/30 1,215
Utah State Charter School Finance Authority Revenue Bonds
525 4.000 04/15/33 607
Utah State Charter School Finance Authority Revenue Bonds
1,215 5.000 10/15/33 1,345
Utah State Charter School Finance Authority Revenue Bonds
460 5.000 04/15/34 565
Utah State Charter School Finance Authority Revenue Bonds
1,110 4.000 04/15/35 1,298
Utah Transit Authority Revenue Bonds
1,860 5.000 12/15/35 2,287
35,456
Vermont - 0.1%
City of Burlington Airport Revenue Bonds
(µ) 440 5.000 07/01/24 481
Vermont Housing Finance Agency Revenue Bonds
1,889 4.750 11/01/48 2,121
Vermont Municipal Bond Bank Revenue Bonds
1,150 4.000 10/01/31 1,399
4,001
Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue Bonds
2,670 5.000 10/01/25 2,653
Virgin Islands Public Finance Authority Revenue Bonds
2,385 5.000 10/01/29 2,358
Virgin Islands Public Finance Authority Revenue Bonds
760 6.625 10/01/29 763
Virgin Islands Public Finance Authority Revenue Bonds
(µ) 1,680 5.000 10/01/32 1,796
Virgin Islands Public Finance Authority Revenue Bonds
1,290 6.750 10/01/37 1,295
8,865
Virginia - 0.5%
Ballston Quarter Community Development Authority Tax Allocation
500 5.000 03/01/26 471
Ballston Quarter Community Development Authority Tax Allocation
1,000 5.125 03/01/31 903
Chesapeake Bay Bridge & Tunnel District Revenue Bonds
3,090 5.000 11/01/23 3,455
Chesapeake Economic Development Authority Pollution Control Revenue Bonds
(~)(ae)(Ê) 300 1.900 02/01/32 310

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 677
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chesapeake Hospital Authority Revenue Bonds
775 4.000 07/01/36 882
Chesapeake Hospital Authority Revenue Bonds
1,205 4.000 07/01/37 1,366
Louisa Industrial Development Authority Pollution Control Revenue Bonds
(~)(ae)
(Ê) 350 1.800 11/01/35 356
Louisa Industrial Development Authority Pollution Control Revenue Bonds
(~)(ae)
(Ê) 175 1.900 11/01/35 181
Peninsula Ports Authority Revenue Bonds
(~)(ae)(Ê) 350 1.700 10/01/33 353
Rockingham County Economic Development Authority Revenue Bonds
1,045 4.000 12/01/29 1,129
Rockingham County Economic Development Authority Revenue Bonds
1,085 4.000 12/01/30 1,165
Rockingham County Economic Development Authority Revenue Bonds
1,135 4.000 12/01/31 1,211
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/26 51
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/27 52
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/28 58
Salem Economic Development Authority Revenue Bonds
55 5.000 04/01/29 64
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/30 53
Salem Economic Development Authority Revenue Bonds
90 5.000 04/01/31 104
Salem Economic Development Authority Revenue Bonds
35 5.000 04/01/32 40
Salem Economic Development Authority Revenue Bonds
80 5.000 04/01/33 91
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/34 57
Salem Economic Development Authority Revenue Bonds
110 5.000 04/01/35 124
Salem Economic Development Authority Revenue Bonds
55 5.000 04/01/36 62
Salem Economic Development Authority Revenue Bonds
125 5.000 04/01/37 140
Salem Economic Development Authority Revenue Bonds
55 4.000 04/01/39 56
Salem Economic Development Authority Revenue Bonds
35 4.000 04/01/40 36
Virginia College Building Authority Revenue Bonds
(Þ) 710 5.250 07/01/30 738
Virginia Small Business Financing Authority Revenue Bonds
1,400 4.000 01/01/45 1,496
York County Economic Development Authority Pollution Control Revenue Bonds
(~)(ae)(Ê) 550 1.900 05/01/33 567
15,571
Washington - 1.3%
City of Seattle Drainage & Wastewater Revenue Bonds
1,625 4.000 07/01/35 1,886
County of King Sewer Revenue Bonds
3,085 5.000 01/01/28 3,399
Greater Wenatchee Regional Events Center Public Facilities District Revenue
Bonds
1,000 4.500 09/01/22 1,014
King County School District No. 414 Lake Washington General Obligation
Unlimited
650 5.000 12/01/34 828
Klickitat County Public Utility District No. 1 Revenue Bonds
(µ) 830 5.000 12/01/30 1,073
Klickitat County Public Utility District No. 1 Revenue Bonds
(µ) 900 5.000 12/01/31 1,156
Port of Seattle Washington Revenue Bonds
1,285 5.000 03/01/23 1,416
Port of Seattle Washington Revenue Bonds
2,480 5.000 08/01/30 2,663
Spokane Public Facilities District Revenue Bonds
970 5.000 12/01/34 1,075
State of Washington General Obligation Unlimited
7,835 5.000 02/01/25 9,364
State of Washington General Obligation Unlimited
5,205 5.000 07/01/29 6,396
Washington Health Care Facilities Authority Revenue Bonds
2,300 5.000 08/15/29 2,614
Washington Health Care Facilities Authority Revenue Bonds
700 5.000 07/01/30 785
Washington Health Care Facilities Authority Revenue Bonds
215 5.000 08/01/35 263
Washington Health Care Facilities Authority Revenue Bonds
485 5.000 08/01/36 591
Washington Health Care Facilities Authority Revenue Bonds
285 5.000 08/01/37 346
Washington Health Care Facilities Authority Revenue Bonds
285 5.000 08/01/38 345
Washington Health Care Facilities Authority Revenue Bonds
(~)(ae)(Ê) 715 5.000 08/01/49 847

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
678 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington State Convention Center Public Facilities District Revenue Bonds
1,295 5.000 07/01/37 1,439
Washington State Housing Finance Commission Revenue Bonds
(Þ) 1,500 2.375 01/01/26 1,441
Washington State Housing Finance Commission Revenue Bonds
2,795 4.000 12/01/48 3,067
42,008
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited
855 5.000 06/01/35 1,103
State of West Virginia General Obligation Unlimited
1,600 5.000 12/01/36 2,053
West Virginia Hospital Finance Authority Revenue Bonds
2,380 5.000 01/01/28 2,927
West Virginia Hospital Finance Authority Revenue Bonds
425 5.000 09/01/29 517
West Virginia Hospital Finance Authority Revenue Bonds
480 5.000 09/01/30 580
West Virginia Hospital Finance Authority Revenue Bonds
400 5.000 09/01/31 481
West Virginia Hospital Finance Authority Revenue Bonds
300 5.000 09/01/32 358
West Virginia Hospital Finance Authority Revenue Bonds
230 5.000 01/01/33 277
West Virginia Hospital Finance Authority Revenue Bonds
270 5.000 01/01/34 324
West Virginia Hospital Finance Authority Revenue Bonds
325 5.000 01/01/35 388
West Virginia Hospital Finance Authority Revenue Bonds
670 5.000 01/01/36 798
9,806
Wisconsin - 1.2%
City of Marshfield Electric System Revenue Bonds
(ae) 3,000 5.500 12/01/20 3,012
City of Racine Waterworks System Revenue Bonds
(µ) 785 5.000 09/01/28 999
City of Racine Waterworks System Revenue Bonds
(µ) 1,170 5.000 09/01/29 1,480
City of Racine Waterworks System Revenue Bonds
(µ) 1,590 4.000 09/01/37 1,794
Public Finance Authority Revenue Bonds
295 5.000 10/01/24 316
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/26 34
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/27 35
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/28 35
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/29 35
Public Finance Authority Revenue Bonds
(Þ) 1,250 5.125 11/15/29 1,325
Public Finance Authority Revenue Bonds
(µ) 35 4.000 07/01/30 40
Public Finance Authority Revenue Bonds
(µ) 45 4.000 07/01/31 51
Public Finance Authority Revenue Bonds
(µ) 55 4.000 07/01/32 62
Public Finance Authority Revenue Bonds
(µ) 25 4.000 07/01/33 28
Public Finance Authority Revenue Bonds
(µ) 20 4.000 07/01/34 22
Public Finance Authority Revenue Bonds
(Þ) 170 4.500 01/01/35 168
Public Finance Authority Revenue Bonds
(µ) 20 4.000 07/01/35 22
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/36 33
Public Finance Authority Revenue Bonds
(µ) 280 4.000 07/01/37 307
Public Finance Authority Revenue Bonds
600 4.000 11/15/37 660
Public Finance Authority Revenue Bonds
(µ) 335 4.000 07/01/38 366
Public Finance Authority Revenue Bonds
(µ) 335 4.000 07/01/39 366
Public Finance Authority Revenue Bonds
(µ) 35 4.000 07/01/40 38
Public Finance Authority Senior Living Revenue Bonds
860 4.000 01/01/30 895
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds
(ae) 5,000 5.000 06/01/26 5,826
Wisconsin Department of Transportation Revenue Bonds
5,950 5.000 07/01/22 6,417
Wisconsin Health & Educational Facilities Authority Revenue Bonds
50 4.000 03/15/30 55
Wisconsin Health & Educational Facilities Authority Revenue Bonds
640 5.000 07/01/38 742
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.650%)(ae)(Ê) 4,150 1.740 08/15/54 4,155
Wisconsin Health and Educational Facilities Authority Revenue Bonds
(µ) 1,600 5.000 02/15/32 2,030

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 679
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin Health and Educational Facilities Authority Revenue Bonds
(µ) 1,000 5.000 02/15/33 1,261
Wisconsin Health and Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000 02/15/34 1,735
Wisconsin Health and Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000 02/15/35 1,730
Wisconsin Health and Educational Facilities Authority Revenue Bonds
(µ) 1,590 4.000 02/15/36 1,826
37,900
Wyoming - 0.2%
County of Campbell Wastewater Facilities Revenue Bonds
4,010 3.625 07/15/39 4,298
County of Laramie Revenue Bonds
1,000 4.000 05/01/22 1,016
5,314
Total Municipal Bonds
(cost $2,944,626) 3,088,865
Short-Term Investments - 0.2%
U.S. Cash Management Fund (@) 7,196,122 (∞) 7,195
Total Short-Term Investments
(cost $7,195) 7,195
Total Investments - 98.5%
(identified cost $2,951,821 ) 3,096,060
Other Assets and Liabilities, Net - 1.5%
46,498
Net Assets - 100.0%
3,142,558

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
680 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.5%
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99.14 2,607
2,640
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 108.81 381
407
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
118
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.50 493
501
Celebration Pointe Community Development District Special Assessment 05/16/17 175,000 100.43 176
177
Chester County Industrial Development Authority Special Assessment 08/16/18 275,000 99.23 273
276
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.12 4,706
6,206
City of Justin Special Assessment 03/27/18 455,000 100.00 455
471
City of Justin Special Assessment 03/27/18 910,000 100.00 910
1,005
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
325
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
679
City of Princeton Special Assessment 04/24/18 540,000 100.00 540
580
City of Princeton Special Assessment 10/02/20 250,000 101.85 255
254
City of Scranton General Obligation Unlimited 08/30/17 1,815,000 101.67 1,845
1,860
City of Scranton General Obligation Unlimited 08/30/17 1,925,000 103.35 1,990
2,028
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 1,800,000 100.00 1,800
1,783
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 895,000 100.00 895
872
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
101
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
100
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 108.19 108
110
Corkscrew Farms Community Development District Special Assessment 12/13/17 235,000 100.00 235
249
Corkscrew Farms Community Development District Special Assessment 12/13/17 75,000 100.00 75
76
Dauphin County General Authority University Revenue Bonds 07/13/17 1,750,000 99.90 1,748
1,730
Denver Health & Hospital Authority Revenue Bonds 11/14/17 1,000,000 111.29 1,113
1,171
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,600,000 99.16 1,589
1,643
Downtown Doral South Community Development District Special Assessment 09/10/18 405,000 100.00 405
413
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.35 60
61
Eagle Pointe Community Development District Special Assessment 07/15/20 35,000 99.79 35
35
East Bonita Beach Road Community Development District Special Assessment 08/29/18 90,000 100.00 90
91
East Bonita Beach Road Community Development District Special Assessment 08/29/18 340,000 99.81 339
356
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 107.92 108
110
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 112.48 141
143
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 113.95 114
116
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 103.08 232
232
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 800,000 100.49 804
789
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 150,000 100.73 151
148
Harmony West Community Development District Special Assessment 06/19/18 255,000 100.00 255
261
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
451
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
689
Hills Minneola Community Development District Special Assessment 07/16/20 220,000 100.00 220
222
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
143
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100.00 345
356
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 410,000 100.00 410
417
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 300,000 103.20 310
331
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
577
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.45 532
563
Nevada Department of Business & Industry Revenue Bonds 08/31/17 185,000 100.00 185
186
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 105.82 360
377
Nevada Department of Business & Industry Revenue Bonds 04/06/18 710,000 100.00 710
742
New York Liberty Development Corp. Revenue Bonds 07/07/20 645,000 105.08 678
660
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 105.28 790
744
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.40 1,230
1,325
Public Finance Authority Revenue Bonds 07/17/20 170,000 100.00 170
168
Royse City Special Assessment 06/30/20 175,000 102.96 180
183
Royse City Special Assessment 07/15/20 155,000 100.00 155
156
Royse City Special Assessment 07/15/20 100,000 100.00 100
102
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.09 545
574
Tempe Industrial Development Authority Revenue Bonds 12/20/17 5,000,000 100.07 5,003
4,981
Timber Creek Community Development District Special Assessment 06/20/18 210,000 100.00 210
213
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
581
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.81 399
422
Village Community Development District No. 12 Special Assessment 03/16/18 1,525,000 100.00 1,525
1,622
Virginia College Building Authority Revenue Bonds 07/01/15 710,000 103.02 731
738

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 681
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Washington State Housing Finance Commission Revenue Bonds 09/19/19 1,500,000 100.00 1,500
1,441
47,081
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 1,405 USD 194,197 12/20
1,281
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,281
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 62,682 $ —
$ —
$ 62,682 2.0
Alaska — 5,829 —
—
5,829 0.2
Arizona — 53,030 —
—
53,030 1.7
Arkansas — 14,289 —
—
14,289 0.5
California — 251,464 —
—
251,464 8.0
Colorado — 98,677 —
—
98,677 3.1
Connecticut — 78,232 —
—
78,232 2.5
Delaware — 8,464 —
—
8,464 0.3
District of Columbia — 24,075 —
—
24,075 0.8
Florida — 172,664 —
—
172,664 5.5
Georgia — 48,363 —
—
48,363 1.5
Guam — 61,128 —
—
61,128 1.9
Hawaii — 1,662 —
—
1,662 0.1
Idaho — 13,026 —
—
13,026 0.4
Illinois — 483,816 —
—
483,816 15.4
Indiana — 11,913 —
—
11,913 0.4
Iowa — 33,418 —
—
33,418 1.1
Kansas — 12,498 —
—
12,498 0.4
Kentucky — 31,802 —
—
31,802 1.0
Louisiana — 81,449 —
—
81,449 2.6

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
682 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Maine — 3,403 —
—
3,403 0.1
Maryland — 20,764 —
—
20,764 0.7
Massachusetts — 33,515 —
—
33,515 1.1
Michigan — 135,915 —
—
135,915 4.3
Minnesota — 9,387 —
—
9,387 0.3
Mississippi — 30,460 —
—
30,460 1.0
Missouri — 22,086 —
—
22,086 0.7
Montana — 7,057 —
—
7,057 0.2
Nebraska — 9,832 —
—
9,832 0.3
Nevada — 33,171 —
—
33,171 1.1
New Hampshire — 20,059 —
—
20,059 0.6
New Jersey — 147,933 —
—
147,933 4.7
New Mexico — 3,577 —
—
3,577 0.1
New York — 256,246 —
—
256,246 8.2
North Carolina — 34,404 —
—
34,404 1.1
Ohio — 67,642 —
—
67,642 2. 1
Oklahoma — 24,885 —
—
24,885 0.8
Oregon — 12,528 —
—
12,528 0.4
Pennsylvania — 177,535 —
—
177,535 5. 6
Puerto Rico — 71,147 —
—
71,147 2.3
Rhode Island — 9,101 —
—
9,101 0.3
South Carolina — 35,113 —
—
35,113 1.1
South Dakota — 1,489 —
—
1,489 —
*
Tennessee — 15,457 —
—
15,457 0.5
Texas — 198,757 —
—
198,757 6.3
Utah — 35,456 —
—
35,456 1.1
Vermont — 4,001 —
—
4,001 0.1
Virgin Islands — 8,865 —
—
8,865 0.3
Virginia — 15,571 —
—
15,571 0.5
Washington — 42,008 —
—
42,008 1.3
West Virginia — 9,806 —
—
9,806 0.3
Wisconsin — 37,900 —
—
37,900 1.2
Wyoming — 5,314 —
—
5,314 0.2
Short-Term Investments — — — 7,195 7,195 0.2
Total Investments $ — $ 3,088,865 $ — $ 7,195 $ 3,096,060 98.5
Other Assets and Liabilities, Net 1.5
100.0
Other Financial Instruments
Assets
Futures Contracts 1,281 — —
—
1,281 —
*
Total Other Financial Instruments
**
$ 1,281 $ — $ — $ — $ 1,281

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 683
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
684 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Fair Value of Derivative Instruments — October 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 1,281
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (8,576)
Interest rate swap contracts (7,618)
Total
$ (16,194)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 339
Interest rate swap contracts 329
Total
$ 668
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 685
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,951,8 21
Investments, at fair value(>) ...........................................................................................................................................................
3,096,060
Cash ............................................................................................................................................................................................... 17,065
Receivables:
Dividends and interest ....................................................................................................................................................... 36,162
Dividends from affiliated funds .......................................................................................................................................... 4
Fund shares sold ................................................................................................................................................................ 6,095
From broker(a) ................................................................................................................................................................... 1,157
Variation margin on futures contracts ................................................................................................................................. 1,284
Total assets .................................................................................................................................................
3,157,827
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 12,098
Fund shares redeemed ....................................................................................................................................................... 1,583
Accrued fees to affiliates .................................................................................................................................................... 1,292
Other accrued expenses ..................................................................................................................................................... 296
Total liabilities .............................................................................................................................................
15,269
Net Assets ............................................................................................................................................................
$ 3,142,558

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
686 Tax-Exempt Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 94,021
Shares of beneficial interest ...........................................................................................................................................................
1,333
Additional paid-in capital ..............................................................................................................................................................
3,047,204
Net Assets ............................................................................................................................................................
$ 3,142,558
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 23.67
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 24.59
Class A — Net assets ............................................................................................................................................................. $ 34,384,080
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,452,581
Net asset value per share: Class C(#) ............................................................................................................................................. $ 23.53
Class C — Net assets ............................................................................................................................................................. $ 23,071,006
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 980,687
Net asset value per share: Class M(#) ............................................................................................................................................ $ 23.58
Class M — Net assets ............................................................................................................................................................ $ 509,715,566
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 21,612,105
Net asset value per share: Class S(#) .............................................................................................................................................. $ 23.58
Class S — Net assets ............................................................................................................................................................. $ 2,575,387,702
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 109,227,700
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 7,195
(a)     Receivable from Broker for Futures $ 1,157
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 687
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 12
Dividends from affiliated funds ......................................................................................................................................... 280
Interest .............................................................................................................................................................................. 7 2 , 349
Total investment income ...............................................................................................................................................................
72, 64 1
Expenses
Advisory fees .................................................................................................................................................................... 9,271
Administrative fees ........................................................................................................................................................... 1,503
Custodian fees ................................................................................................................................................................... 252
Distribution fees - Class A ................................................................................................................................................ 77
Distribution fees - Class C ................................................................................................................................................ 169
Transfer agent fees - Class A ............................................................................................................................................ 62
Transfer agent fees - Class C ............................................................................................................................................. 45
Transfer agent fees - Class E (1) ....................................................................................................................................... 1
Transfer agent fees - Class M ............................................................................................................................................ 960
Transfer agent fees - Class S ............................................................................................................................................. 5,112
Professional fees ............................................................................................................................................................... 404
Registration fees ............................................................................................................................................................... 195
Shareholder servicing fees - Class C ................................................................................................................................. 56
Shareholder servicing fees - Class E (1) ............................................................................................................................ 2
Trustees’ fees .................................................................................................................................................................... 149
Printing fees ...................................................................................................................................................................... 130
Miscellaneous ................................................................................................................................................................... 55
Expenses before reductions .............................................................................................................................................. 18,443
Expense reductions ........................................................................................................................................................... (2,322)
Net expenses .................................................................................................................................................................................
16,121
Net investment income (loss) ........................................................................................................................................................
5 6 , 520
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 1, 300
Investments in affiliated funds .......................................................................................................................................... 45
Futures contracts .............................................................................................................................................................. (8,576)
Interest rate swap contracts ............................................................................................................................................... (7,618)
Net realized gain (loss) ..................................................................................................................................................................
(14, 849 )
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 19, 47 0
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 339
Interest rate swap contracts ............................................................................................................................................... 329
Net change in unrealized appreciation (depreciation) ................................................................................................................... 20, 137
Net realized and unrealized gain (loss) ......................................................................................................................................... 5, 28 8
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 61,808
(1)      From November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
688 Tax-Exempt Bond Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 5 6 , 520 $ 76,826
Net realized gain (loss) ...................................................................................................................... (14, 849 ) (12,702)
Net change in unrealized appreciation (depreciation) ....................................................................... 20, 137 142,478
Net increase (decrease) in net assets from operations ............................................................................. 61,808 206,602
Distributions
To shareholders
Class A .......................................................................................................................................... (724) (675)
Class C .......................................................................................................................................... (377) (450)
Class E (1) ..................................................................................................................................... (19) (37)
Class M ......................................................................................................................................... (13,196) (8,026)
Class S ........................................................................................................................................... (68,115) (66,535)
Net decrease in net assets from distributions .......................................................................................... (82,431) (75,723)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 222,405 397,219
Total Net Increase (Decrease) in Net Assets ..........................................................................
201,782 528,098
Net Assets
Beginning of period .................................................................................................................................
2,940,776 2,412,678
End of period ..........................................................................................................................................
$ 3,142,558 $ 2,940,776

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 689
(1)      From November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 575 $ 13,541 303 $ 7,012
Proceeds from reinvestment of distributions 30 713 28 657
Payments for shares redeemed (291) (6,799) (237) (5,540)
Net increase (decrease)
314 7,455 94 2,129
Class C
Proceeds from shares sold 280 6,595 195 4,512
Proceeds from reinvestment of distributions 16 376 19 444
Payments for shares redeemed (267) (6,263) (324) (7,505)
Net increase (decrease)
29 708 (110) (2,549)
Class E (1)
Proceeds from shares sold 4 96 42 981
Proceeds from reinvestment of distributions 1 17 2 37
Payments for shares redeemed (60) (1,422) (46) (1,070)
Net increase (decrease)
(55) (1,309) (2) (52)
Class M
Proceeds from shares sold 9,816 230,272 13,712 319,270
Proceeds from reinvestment of distributions 562 13,189 345 8,024
Payments for shares redeemed (6,756) (156,590) (2,792) (65,058)
Net increase (decrease)
3,622 86,871 11,265 262,236
Class S
Proceeds from shares sold 36,592 860,296 35,442 822,251
Proceeds from reinvestment of distributions 2,895 67,915 2,864 66,238
Payments for shares redeemed (34,401) (799,531) (32,593) (753,034)
Net increase (decrease)
5,086 128,680 5,713 135,455
Total increase (decrease)
8,996 $ 222,405 16,960 $ 397,219

Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
690 Tax-Exempt Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class A
October 31, 2020 23.75 .36 .12 .48 (.56) (.56)
October 31, 2019 22.56 .61 1.19 1.80 (.61) (.61)
October 31, 2018 23.19 .59 (.65) (.06) (.57) (.57)
October 31, 2017 23.45 .55 (.27) .28 (.54) (.54)
October 31, 2016 23.23 .56 .22 .78 (.56) (.56)
Class C
October 31, 2020 23.61 .19 .12 .31 (.39) (.39)
October 31, 2019 22.43 .45 1.17 1.62 (.44) (.44)
October 31, 2018 23.05 .42 (.63) (.21) (.41) (.41)
October 31, 2017 23.32 .39 (.28) .11 (.38) (.38)
October 31, 2016 23.10 .39 .22 .61 (.39) (.39)
Class M
October 31, 2020 23.67 .45 .11 .56 (.65) (.65)
October 31, 2019 22.49 .70 1.18 1.88 (.70) (.70)
October 31, 2018 23.11 .67 (.63) .04 (.66) (.66)
October 31, 2017(5) 22.68 .40 .40 .80 (.37) (.37)
Class S
October 31, 2020 23.66 .43 .12 .55 (.63) ( .63)
October 31, 2019 22.48 .68 1.17 1.85 (.67) (.67)
October 31, 2018 23.10 .65 (.63) .02 (.64) (.64)
October 31, 2017 23.37 .62 (.28) .34 (.61) (.61)
October 31, 2016 23.15 .63 .22 .85 (.63) (.63)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 691
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
23.67 2.06 34,384 .84 .82 1.53 43
23.75 8.06 27,045 .82 .80 2.64 35
22.56 (.26) 23,575 .83 .81 2.56 51
23.19 1.24 23,840 .83 .81 2.40 45
23.45 3.37 23,917 .83 .81 2.39 14
23.53 1.35 23,071 1.59 1.53 .82 43
23.61 7.30 22,469 1.58 1.52 1.93 35
22.43 (.92) 23,819 1.58 1.52 1.85 51
23.05 .48 25,982 1.58 1.52 1.70 45
23.32 2.67 32,016 1.58 1.52 1.68 14
23.58 2.43 509,715 .59 .43 1.92 43
23.67 8.46 425,788 .58 .42 2.99 35
22.49 .17 151,219 .58 .42 2.96 51
23.11 3.55 82,303 .58 .42 2.80 45
23.58 2.37 2,575,388 .59 .53 1.82 43
23.66 8.35 2,464,168 .58 .52 2.92 35
22 .48 .07 2,212,775 .58 .52 2.85 51
23.10 1.50 1,803,607 .58 .52 2.69 45
23.37 3.68 1,394,349 .58 .52 2.68 14

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
692 Tax-Exempt Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020 , the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October
31, 2020
, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 794,982
Administration fees 128,961
Distribution fees 21,812
Shareholder servicing fees 4,898
Transfer agent fees 329,180
Trustee fees 11,755
$ 1,291,588
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 37,731 $ 1,102,029 $ 1,132,609 $ 45 $ (1) $ 7,195 $ 280 $ —
$ 37,731 $ 1,102,029 $ 1,132,609 $ 45 $ (1) $ 7,195 $ 280 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 2,974,586,704 $ 131,029 , 934 $ (9,557 , 061 ) $ 121,472,873 $ 7,324,000 $ (34,777,257)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Tax-Exempt
Income
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Tax-Exempt
Income
$ 1,194,451 $ — $ 81,236,700 $ 1,008,714 $ — $ 74,714,501
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Commodity Strategies Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
694 Commodity Strategies Fund
Commodity Strategies Fund
-
Class A
‡
Total
Return
1 Year (15 .17)%
5 Years (4 .62)%§
10 Years (7 .74)%§
Commodity Strategies Fund
-
Class C
Total
Return
1 Year (10 .47)%
5 Years (4 .19)%§
10 Years (7 .87)%§
Commodity Strategies Fund
-
Class M
‡‡
Total
Return
1 Year (9 .51)%
5 Years (3 .19)%§
10 Years (6 .93)%§
Commodity Strategies Fund
-
Class S
Total
Return
1 Year (9.69)%
5 Years (3.25)%§
10 Years (6.95)%§
Commodity Strategies Fund
-
Class Y
Total
Return
1 Year (9.52)%
5 Years (3.05)%§
10 Years (6.77)%§
Bloomberg Commodity Index Total Return **
Total
Return
1 Year (8 .75)%
5 Years (2 .73)%§
10 Years (6 .36)%§

Russell Investment Company
Commodity Strategies Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Commodity Strategies Fund 695
The Commodity Strategies Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class M, Class S and Class Y Shares lost 10.01%,
10.47%, 9.51%, 9.69% and 9.52%, respectively. This is compared to the Fund’s benchmark, the Bloomberg Commodity Index Total
Return, which lost 8.75% during the same period. The Fund’s
performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Commodities Broad Basket Category, a group of funds that
Morningstar considers to have investment strategies similar
to those of the Fund, lost 10.36%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Commodity markets declined during the one-year period ended
October 31, 2020. Within the Bloomberg Commodity Index Total
Return, the agricultural, industrial metals and precious metals sectors posted gains while the energy and livestock sectors posted losses. The dispersion in sector returns underscored the diverse market forces that were at play over the period.
All sectors experienced high volatility over the period, marked by price declines in the spring of 2020 as the COVID-19 virus spread globally. The agricultural sector experienced the same sell-off in January through March 2020 as virtually all pro-
cyclical assets, suffering from cancelled international orders and ample global supply. The agricultural sector rebounded strongly beginning in August and extending through October, largely due to strong Chinese demand and from poor growing conditions in
South America which was expected to impact global grain yields.
Industrial metals sold off in the January to March period as well, and rebounded strongly from April to October to prices above
2019 levels based on the successful restarting of the Chinese economy where GDP was anticipated to have reached new highs.
The precious metals sector experienced strong demand over the period due to the sector’s status as a “flight to quality” asset. The energy sector experienced weakness early in the period due to travel restrictions and “shelter in place” restrictions which led to a period of far below average demand for crude oil, distillates and natural gas. A partial recovery in energy prices occurred over the summer months due to production curtailment in both the United
States and across OPEC members. Finally, the livestock sector experienced a dramatic sell-off in January through April due to cancelled contracts from abroad and from the shutdown of many of America’s largest meat processing facilities due to COVID outbreaks, leaving farmers oversupplied with live animals. The livestock sector experienced a tepid rebound in price beginning in April, primarily in live cattle, due primarily to higher corn prices which increased costs for farmers, leading to more cattle to be supplied to meat packers which weighed on price.
Over the period, the Fund had an underweight position in energy, so as the energy sector declined earlier in the period, this added to the Fund’s benchmark relative performance. The energy
underweight persisted through the second half of the period
and this acted as a headwind to relative performance as energy recovered. The Fund was positively impacted by positioning
in the agricultural sector. Overweight positions in soybeans contributed positively to relative performance as soybeans
rebounded in the May to October period due to poor weather in
Latin America and record imports from China. In the industrial metals sector, the Fund’s positioning had a negative impact on performance due to underweight positions such as aluminum.
The Fund’s underweight exposure to precious metals also had a negative impact on performance as precious metals were strong performers over the period.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund generally pursues its investment objective by investing through a wholly-owned subsidiary in commodity-linked derivative instruments (including swap agreements, futures and options
contracts with respect to indexes or individual commodities
and options on futures contracts) that provide exposure to the performance of the collateralized commodity futures market.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.

Russell Investment Company
Commodity Strategies Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
696 Commodity Strategies Fund
With respect to the Fund’s money managers, Mellon Investments
Corporation underperformed the Fund’s benchmark for the
fiscal year. The money manager’s performance fell behind the benchmark during the year primarily due to underweight positions in the energy sector.
Pacific Investment Management Company LLC (“PIMCO”)
marginally underperformed the Fund’s benchmark for the fiscal year. PIMCO encountered headwinds through their positioning
in the energy sector, primarily due to high volatility in energy relative value trades including a bullish view on the difference between the price of gasoline and crude oil which moved against the money manager's strategy during March 2020.
Strategies employed by RIM in the Fund include an allocation to a RIM-developed backwardation strategy and the implementation of a total return swap with Cargill, Inc. (“Cargill”). RIM’s backwardation strategy seeks to achieve excess return through the use of a quantitative model that selects and weights
exposure to individual commodities based upon their relative attractiveness. The backwardation strategy underperformed the
Fund’s benchmark over the period due to active positions across sectors. The underperformance was partially due to overweight positions in the energy sector and periodic underweight positions in the agricultural sector.
The Cargill total return swap strategy seeks to benefit from the trading expertise and fundamental research perspective of global food giant Cargill. The total return swap strategy outperformed the Fund’s benchmark for the one-year period. A key contributor to performance was Cargill’s overweight positions to agricultural commodities.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Mellon Investments Corporation Fully Active Commodity
Pacific Investment Management Company
LLC Fully Active Commodity
* Assumes initial investment on November 1, 2010.
** The Bloomberg Commodity Index Total Return is a broadly diversified futures index composed of futures contracts on 23 physical commodities. The index currently represents 20 commodities, which are weighted to account for economic significance and market liquidity.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Commodity Strategies Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Commodity Strategies Fund 697
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,168.00 $ 1,018.05
Expenses Paid During Period* $ 7.68 $ 7.15
* Expenses are equal to the Fund's annualized expense ratio of 1.41%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,167.10 $ 1,014.23
Expenses Paid During Period* $ 11.82 $ 10.99
* Expenses are equal to the Fund's annualized expense ratio of 2.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,171.40 $ 1,019.81
Expenses Paid During Period* $ 5.79 $ 5.38
* Expenses are equal to the Fund's annualized expense ratio of 1.06%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Commodity Strategies Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
698 Commodity Strategies Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,171.00 $ 1,019.30
Expenses Paid During Period* $ 6.33 $ 5.89
* Expenses are equal to the Fund's annualized expense ratio of 1.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,171.80 $ 1,020.21
Expenses Paid During Period* $ 5.35 $ 4.98
* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 699
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 3.9%
Corporate Bonds and Notes - 2.2%
AbbVie, Inc.
2.900% due 11/06/22 300 314
ANR Pipeline Co.
9.625% due 11/01/21 200 217
Broadcom, Inc.
Series WI
3.459% due 09/15/26 403 438
Celanese US Holdings LLC
4.625% due 11/15/22 300 323
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 400 474
Crown Castle Towers LLC
3.222% due 05/15/22 (Þ) 600 606
CVS Health Corp.
Series 7YR
3.500% due 07/20/22 400 419
ERAC USA Finance LLC
2.600% due 12/01/21 (Þ) 700 714
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 100 109
Komatsu Finance America, Inc.
2.437% due 09/11/22 300 309
Mitsubishi Corp.
Series EMTn
2.625% due 07/14/22 300 310
NetApp, Inc.
3.250% due 12/15/22 500 523
NextEra Energy Capital Holdings, Inc.
2.800% due 01/15/23 100 105
Nissan Motor Acceptance Corp.
2.600% due 09/28/22 (Þ) 200 202
Sabine Pass Liquefaction LLC
Series WI
6.250% due 03/15/22 100 106
5,169
International Debt - 1.4%
British Transco International Finance BV
0.906% due 11/04/21 500 495
Canadian Pacific Railway Co.
4.500% due 01/15/22 400 419
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 800 865
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 700 733
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 700 776
3,288
Mortgage-Backed Securities - 0.2%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae
30 Year TBA(Ï)
3.000% 100 105
Ginnie Mae REMICS
Series 2018-H15 Class FG
2.266% due 08/20/68 (USD 12 Month
LIBOR + 0.150%)(Ê) 240 237
342
United States Government Treasuries - 0.1%
United States Treasury Inflation Indexed
Bonds
0.625% due 01/15/26 219 239
Total Long-Term Investments
(cost $8,456) 9,038
Options Purchased - 0.0%
(Number of Contracts)
Natural Gas Futures
Goldman Sachs Nov 2020 2.75 Put
(1)(&) USD 28 (ÿ) —
Total Options Purchased
(cost $1) —
Short-Term Investments - 94.6%
Air Lease Corp.
2.500% due 03/01/21 300 302
American Electric Power Co., Inc.
2.150% due 11/13/20 600 600
Aviation Capital Group LLC
6.750% due 04/06/21 (Þ) 1,100 1,119
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 400 407
2.750% due 07/15/21 (Þ) 600 609
BG Energy Capital PLC
4.000% due 10/15/21 (Þ) 500 516
BMW US Capital LLC
3.100% due 04/12/21 (Þ) 600 607
Bristol-Myers Squibb Co.
Series WI
2.250% due 08/15/21 900 914
Campbell Soup Co.
0.880% due 03/15/21 (USD 3 Month
LIBOR + 0.630%)(Ê) 700 701
3.300% due 03/15/21 400 404
CVS Health Corp.
0.962% due 03/09/21 (USD 3 Month
LIBOR + 0.720%)(Ê) 200 200
ERAC USA Finance LLC
4.500% due 08/16/21 (Þ) 200 206

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
700 Commodity Strategies Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Federal Home Loan Bank Discount
Notes
0.081% due 11/13/20 (ç)(ž) 600 600
0.076% due 11/17/20 (ç)(ž) 1,000 1,000
0.099% due 11/27/20 (ç)(ž) 4,600 4,600
0.091% due 12/09/20 (ç)(ž) 1,200 1,200
0.091% due 12/16/20 (ç)(ž) 1,700 1,700
Fresenius Medical Care US Finance, Inc.
5.750% due 02/15/21 (Þ) 1,000 1,014
General Mills, Inc.
0.770% due 04/16/21 (USD 3 Month
LIBOR + 0.540%)(Ê) 800 801
General Motors Financial Co., Inc.
1.080% due 04/09/21 (USD 3 Month
LIBOR + 0.850%)(Ê) 300 300
Georgia-Pacific LLC
5.400% due 11/01/20 (ç)(Þ) 100 100
Hewlett Packard Enterprise Co.
3.009% due 10/05/21 (USD 3 Month
LIBOR + 0.720%)(Ê) 600 600
Interpublic Group of Cos., Inc. (The)
Series 3YR
3.750% due 10/01/21 600 618
Lloyds Banking Group PLC
1.027% due 06/21/21 (USD 3 Month
LIBOR + 0.800%)(Ê) 200 201
McDonald's Corp.
3.012% due 10/28/21 (USD 3 Month
LIBOR + 0.430%)(Ê) 300 301
Pernod Ricard SA
5.750% due 04/07/21 (Þ) 347 355
Seven & i Holdings Co., Ltd.
3.350% due 09/17/21 (Þ) 900 920
Spirit AeroSystems, Inc.
1.050% due 06/15/21 (USD 3 Month
LIBOR + 0.800%)(Ê) 200 192
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 150 151
U.S. Cash Management Fund(@)(&) 87,605,119(∞) 87,590
United States Treasury Bills
0.057% due 11/05/20 (ç)(ž)(&) 600 600
0.092% due 11/12/20 (ç)(ž)(&) 4,600 4,600
0.092% due 11/12/20 (ç)(ž) 1,200 1,200
0.086% due 11/17/20 (ç)(ž) 900 900
0.086% due 11/17/20 (ç)(ž)(&) 1,600 1,600
0.101% due 12/03/20 (ç)(ž)(&) 1,300 1,300
0.112% due 12/10/20 (ç)(ž)(&) 300 300
0.094% due 12/15/20 (ç)(ž)(&) 800 800
0.097% due 12/17/20 (ž) 38,500 38,495
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.089% due 01/05/21 (ž) 1,600 1,600
0.089% due 01/05/21 (ž)(&) 500 500
0.086% due 01/07/21 (ž) 1,000 1,000
0.086% due 01/07/21(ž)(&) 600 600
0.092% due 01/21/21 (ž)(&) 200 200
0.097% due 01/28/21 (ž)(&) 4,800 4,799
0.097% due 01/28/21 (ž) 23,400 23,394
0.099% due 02/04/21 (ž) 13,200 13,197
0.105% due 02/25/21 (ž)(&) 4,699 4,697
0.161% due 03/04/21 (ž)(&) 1,000 999
0.107% due 04/22/21 (ž)(&) 500 500
Series WI
0.092% due 11/24/20 (ç)(ž)(&) 2,100 2,100
0.139% due 01/26/21 (ž)(&) 5,300 5,298
0.139% due 01/26/21 (ž) 1,700 1,699
Volkswagen Group of America Finance
LLC
3.875% due 11/13/20 (Þ) 400 400
Woodside Finance, Ltd.
4.600% due 05/10/21 (Þ) 300 303
Zimmer Biomet Holdings, Inc.
0.977% due 03/19/21 (USD 3 Month
LIBOR + 0.750%)(Ê) 300 300
Total Short-Term Investments
(cost $220,107) 220,209
Total Investments - 98.5%
(identified cost $228,564) 229,247
Other Assets and Liabilities,
Net - 1.5%
3,504
Net Assets - 100.0%
232,751

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 701
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
3.9%
Aviation Capital Group LLC 04/23/19 1,100,000 101.41 1,116
1,119
Bayer US Finance II LLC 06/19/18 400,000 100.03 400
407
Bayer US Finance II LLC 07/26/18 600,000 99.47 597
609
BG Energy Capital PLC 04/12/18 500,000 100.66 503
516
BMW US Capital LLC 04/20/18 600,000 99.94 600
607
Crown Castle Towers LLC 04/10/18 600,000 99.18 595
606
ERAC USA Finance LLC 04/05/18 700,000 99.29 696
714
ERAC USA Finance LLC 03/22/19 200,000 101.03 202
206
Fresenius Medical Care US Finance, Inc. 04/19/18 1,000,000 100.58 1,006
1,014
Georgia-Pacific LLC 07/16/18 100,000 100.00 100
100
Nissan Motor Acceptance Corp. 03/27/19 200,000 98.65 197
202
Pernod Ricard SA 06/12/18 700,000 100.96 707
733
Pernod Ricard SA 11/06/18 347,000 101.19 351
355
Seven & i Holdings Co., Ltd. 09/11/18 900,000 100.00 900
920
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/18/18 150,000 100.02 150
151
Volkswagen Group of America Finance LLC 04/11/19 400,000 100.03 400
400
Woodside Finance, Ltd. 04/25/18 300,000 100.39 301
303
8,962
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Aluminum Futures 359 USD 16,630 12/20
1,710
Aluminum Futures 63 USD 2,916 03/21
52
Aluminum Premium Futures 3 USD 139 11/20
6
Aluminum Premium Futures 1 USD 46 01/21
2
Brent Crude / Dubai Crude Oil Futures 1 USD 1 11/20
(3)
Brent Crude / Dubai Crude Oil Futures 1 USD 1 12/20
(2)
Brent Crude Oil Futures 33 USD 1,252 11/20
(117)
Brent Crude Oil Futures 7 USD 269 12/20
(26)
Brent Crude Oil Futures 121 USD 5,018 10/21
(326)
Brent Crude Oil Futures 30 USD 1,262 01/22
(42)
California Carbon Allowance Vintage 2020 Futures 18 USD 312 12/20
1
California Carbon Allowance Vintage 2020 Futures 71 USD 1,282 12/21
14
Cocoa Futures 183 USD 4,218 03/21
(264)
Copper Futures 1 USD 168 12/20
(2)
Corn Futures 238 USD 4,798 03/21
(164)
Cotton No. 2 Futures 1 USD 34 12/20
—
Cotton No. 2 Futures 78 USD 2,721 03/21
47
Ethanol Futures 6 USD 345 12/20
58
Ethanol Futures 23 USD 1,299 01/21
69
Ethanol Futures 2 USD 114 02/21
(2)
Ethanol Futures 1 USD 58 03/21
(1)
Ethanol Futures 3 USD 175 06/21
(3)
Gasoline RBOB Futures 89 USD 3,942 02/21
(463)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
702 Commodity Strategies Fund
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
Gasoline RBOB Futures 4 USD 200 05/21
—
Gold 100oz Futures 1 USD 188 12/20
(10)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 11/20
(2)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 12/20
(2)
Kansas City Hard Red Winter Wheat Futures 8 USD 219 03/21
28
Lead Futures 3 USD 136 12/20
10
Lead Futures 3 USD 137 03/21
2
Live Cattle Futures 7 USD 303 12/20
(2)
Live Cattle Futures 9 USD 397 02/21
(16)
Low Sulphur Gasoil Futures 4 USD 127 03/21
(16)
Low Sulphur Gasoil Futures 10 USD 329 06/21
(56)
Low Sulphur Gasoil Futures 62 USD 2,151 12/21
(215)
Natural Gas Futures 12 USD 402 11/20
32
Natural Gas Futures 20 USD 683 01/21
25
Natural Gas Futures 12 USD 357 04/21
25
New York Harbor ULSD Futures 5 USD 234 02/21
(17)
New York Harbor ULSD Futures 6 USD 288 05/21
(23)
Nickel Futures 10 USD 740 11/20
21
Nickel Futures 3 USD 273 12/20
9
Nickel Futures 1 USD 91 03/21
2
Platinum Futures 35 USD 1,485 01/21
(59)
Soybean Futures 7 USD 370 01/21
(9)
Soybean Futures 127 USD 6,655 03/21
(36)
Soybean Futures 2 USD 97 11/21
—
Soybean Meal Futures 10 USD 372 01/21
(9)
Soybean Meal Futures 313 USD 11,273 03/21
168
Soybean Oil Futures 6 USD 120 01/21
1
Soybean Oil Futures 332 USD 6,621 03/21
30
Sugar 11 Futures 282 USD 4,535 02/21
116
Sugar Futures 25 USD 489 02/21
21
Wheat Futures 34 USD 1,015 12/20
110
Wheat Futures 1 USD 28 05/21
4
WTI Crude Oil Futures 3 USD 108 12/20
(14)
WTI Crude Oil Futures 78 USD 2,886 02/21
(355)
WTI Crude Oil Futures 11 USD 415 04/21
(89)
WTI Crude Oil Futures 13 USD 499 06/21
(63)
WTI Crude Oil Futures 35 USD 1,357 08/21
2
WTI Crude Oil Futures 1 USD 40 02/22
(6)
WTI Crude Oil Futures 70 USD 2,796 05/22
(303)
WTI Crude Oil Futures 6 USD 241 08/22
(30)
WTI Crude Oil Futures 20 USD 812 11/22
(60)
WTI Crude Oil Futures 7 USD 292 11/23
(23)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 12/20
(2)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 01/21
(2)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 02/21
(2)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 03/21
(2)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 04/21
(2)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 05/21
(2)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 06/21
(2)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 07/21
(2)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 08/21
(2)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 09/21
(2)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 10/21
(2)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 11/21
(2)
Zinc Futures 6 USD 378 12/20
88

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 703
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
Zinc Futures 6 USD 378 01/21
24
Zinc Futures 5 USD 316 03/21
17
Short Positions
Aluminum Futures 362 USD 16,771 12/20
(1,625)
Aluminum Premium Futures 3 USD 139 11/20
(7)
Brent 1st Line Futures 2 USD 2 11/20
(1)
Brent 1st Line Futures 2 USD 2 12/20
(1)
Brent Crude Oil Futures 1 USD 39 01/21
3
Brent Crude Oil Futures 66 USD 2,592 02/21
212
Brent Crude Oil Futures 88 USD 3,524 04/21
459
Brent Crude Oil Futures 4 USD 163 07/21
30
Brent Crude Oil Futures 36 USD 1,534 04/22
65
Brent Crude Oil Futures 2 USD 87 10/22
7
Brent Crude Oil Futures 44 USD 1,959 04/23
153
Brent Crude Oil Futures 17 USD 768 10/23
73
Cocoa Futures 2 USD 46 12/20
4
Coffee "C" Futures 1 USD 39 12/20
—
Coffee "C" Futures 6 USD 240 03/21
7
Copper Futures 9 USD 686 12/20
—
Corn Futures 30 USD 598 12/20
3
Corn Futures 38 USD 766 03/21
(62)
Corn Futures 2 USD 41 07/21
—
Gasoline RBOB Futures 4 USD 173 11/20
17
Gasoline RBOB Futures 14 USD 620 02/21
70
Gold 100oz Futures 24 USD 4,513 12/20
44
Kansas City Hard Red Winter Wheat Futures 114 USD 3,122 03/21
1
Lead Futures 3 USD 136 12/20
(2)
Lean Hogs Futures 3 USD 79 12/20
3
Lean Hogs Futures 8 USD 210 02/21
9
Low Sulphur Gasoil Futures 127 USD 4,045 03/21
(23)
Low Sulphur Gasoil Futures 17 USD 580 09/21
54
Low Sulphur Gasoil Futures 17 USD 606 03/22
55
Low Sulphur Gasoil Futures 10 USD 362 06/22
37
Natural Gas Futures 9 EUR 103 11/20
7
Natural Gas Futures 34 USD 1,179 12/20
(38)
Natural Gas Futures 193 USD 6,338 02/21
(99)
Natural Gas Futures 12 USD 362 03/34
(23)
New York Harbor ULSD Futures 11 USD 502 11/20
30
New York Harbor ULSD Futures 88 USD 4,113 02/21
363
Nickel Futures 10 USD 740 11/20
(29)
Nickel Futures 1 USD 91 12/20
(2)
Nickel Futures 4 USD 364 01/21
(15)
Palladium Futures 5 USD 1,109 12/20
41
Platinum Futures 5 USD 212 01/21
15
Silver Futures 18 USD 2,128 12/20
279
Sugar 11 Futures 18 USD 289 02/21
(15)
Wheat Futures 95 USD 2,850 03/21
(1)
Wheat Futures 4 USD 117 07/21
(3)
WTI Crude Oil Futures 3 USD 108 11/20
11
WTI Crude Oil Futures 6 USD 217 12/20
12
WTI Crude Oil Futures 62 USD 2,360 05/21
361
WTI Crude Oil Futures 87 USD 3,417 11/21
310
WTI Crude Oil Futures 2 USD 79 12/21
6
WTI Crude Oil Futures 11 USD 452 05/23
29
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 1 11/20
3

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
704 Commodity Strategies Fund
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
WTI Midland (Argus) / WTI Financial Futures 1 USD — 11/20
—
WTI Midland (Argus) / WTI Trade Month Futures 1 USD — 12/20
1
WTI Midland (Argus) / WTI Trade Month Futures 1 USD — 01/21
1
WTI Midland (Argus) / WTI Trade Month Futures 1 USD — 02/21
1
WTI Midland (Argus) / WTI Trade Month Futures 1 USD — 03/21
1
WTI Midland (Argus) / WTI Trade Month Futures 1 USD — 04/21
1
WTI Midland (Argus) / WTI Trade Month Futures 1 USD — 05/21
1
WTI Midland (Argus) / WTI Trade Month Futures 1 USD — 06/21
1
WTI Midland (Argus) / WTI Trade Month Futures 1 USD — 07/21
1
WTI Midland (Argus) / WTI Trade Month Futures 1 USD — 08/21
1
WTI Midland (Argus) / WTI Trade Month Futures 1 USD — 09/21
1
WTI Midland (Argus) / WTI Trade Month Futures 1 USD — 10/21
1
WTI Midland (Argus) / WTI Trade Month Futures 1 USD — 11/21
1
Zinc Futures 8 USD 504 12/20
(20)
Zinc Futures 1 USD 63 01/21
—
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
659
Options Written
(&)
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Brent Crude Oil Futures
Goldman Sachs
Call 36 0.00 USD 31 11/25/20
(3)
Brent Crude Oil Futures
Goldman Sachs
Call 36 0.00 USD 32 12/23/20
(16)
Crude Oil Futures
Citigroup
Call 1 40.00 USD 40 11/16/21
(6)
Gold 100oz Futures
Goldman Sachs
Call 2 2,200.00 USD 440 11/24/20
—
Gold 100oz Futures
Goldman Sachs
Put 2 1,900.00 USD 380 11/24/20
(10)
Natural Gas Futures
Goldman Sachs
Call 1 3.75 USD 38 11/24/20
(1)
Natural Gas Futures
Goldman Sachs
Put 2 2.80 USD 56 12/28/20
(1)
Natural Gas Futures
Goldman Sachs
Put 3 2.50 USD 75 03/26/21
(3)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
BNP Paribas, Total Return on FUELCO
Calendar Swap, USD 1, 12/31/20
BNP Paribas
Call 1 0.00 3 12/31/20
(2)
BNP Paribas, Total Return on FUELCO
Calendar Swap, USD 5, 12/31/20
BNP Paribas
Call 1 0.00 26 12/31/20
(18)
BNP Paribas, Total Return on QSCO
Calendar Swap, USD 5, 12/31/20
BNP Paribas
Call 1 0.00 42 12/31/20
—
Goldman Sachs, Total Return on
FUELCO Calendar Swap, USD 2,
12/31/20
Goldman Sachs
Call 1 0.00 10 12/31/20
(7)
JP Morgan, Total Return on QSCO
Calendar Swap, USD 3, 12/31/20
JPMorgan Chase
Call 1 0.00 18 12/31/20
—
WTI Crude Oil Futures
Goldman Sachs
Call 12 43.50 USD 522 11/17/20
(1)
WTI Crude Oil Futures
Goldman Sachs
Call 12 44.00 USD 528 11/17/20
(1)
WTI Crude Oil Futures
Goldman Sachs
Call 12 46.00 USD 552 11/17/20
—
WTI Crude Oil Futures
Goldman Sachs
Call 24 45.50 USD 1,092 12/16/20
(6)
WTI Crude Oil Futures
Goldman Sachs
Call 12 46.00 USD 552 12/16/20
(3)
Total Liability for Options Written (premiums received $175)
(78)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 705
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
ABGS Index (iv) Goldman Sachs USD 16,190
Total Return on Underlying
Reference Entity
(5)
11/30/20 — — —
Bloomberg Commodity Index Total
Return Morgan Stanley USD 24,903
Total Return on Underlying
Reference Entity
(1)
03/15/21 — — —
Cargill (i) JPMorgan Chase USD 53,543
Total Return on Underlying
Reference Entity
(5)
03/31/21 — — —
Credit Suisse PIMCODB Commodity
Index Credit Suisse USD 116
Total Return on Underlying
Reference Entity
(5)
02/16/21 — (3) (3)
EBOB Fuel Ratio Calendar Swap
CAL20(¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (10) (10)
EBOB Fuel Ratio Calendar Swap
CAL20(¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (10) (10)
EBOB Fuel Ratio Calendar Swap
CAL20(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (11) (11)
EUROBOBCO Calendar Swap
CAL20(¥) BNP Paribas USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 (1) (15) (16)
EUROBOBCO Calendar Swap
CAL20(¥) Macquarie USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (16) (16)
EUROBOBCO Calendar Swap
CAL21(¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (3) (3)
EUROBOBCO Calendar Swap
CAL21(¥) JPMorgan Chase USD 46
Total Return on Underlying
Reference Entity
(5)
12/31/21 (36) (11) (47)
EUROBOBCO Calendar Swap
CAL21(¥) Macquarie USD 36
Total Return on Underlying
Reference Entity
(5)
12/31/21 (29) 17 (12)
EUROBOBCO Calendar Swap
CAL21(¥) Morgan Stanley USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (14) (14)
EUROBOBCO Calendar Swap
CAL21(¥) Morgan Stanley USD 7
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (19) (19)
EUROBOBCO Calendar Swap
CAL21(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (5) (5)
EUROBOBCO Calendar Swap
CAL21(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (1) (1)
European Refined Margin Calendar
Swap CAL20(¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
European Refined Margin Calendar
Swap CAL20(¥) Citibank USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 6 6
European Refined Margin Calendar
Swap CAL20(¥) Goldman Sachs USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (13) (13)
European Refined Margin Calendar
Swap CAL20(¥) Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (2) (2)
European Refined Margin Calendar
Swap CAL20(¥) JPMorgan Chase USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 3 3
European Refined Margin Calendar
Swap CAL20(¥) JPMorgan Chase USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (10) (10)
European Refined Margin Calendar
Swap CAL20(¥) Macquarie USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (15) (15)
European Refined Margin Calendar
Swap CAL20(¥) Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (16) (16)
European Refined Margin Calendar
Swap CAL20(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (2) (2)
European Refined Margin Calendar
Swap CAL21(¥) BNP Paribas USD 49
Total Return on Underlying
Reference Entity
(5)
03/31/21 (37) (3) (40)
European Refined Margin Calendar
Swap CAL21(¥) BNP Paribas USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/21 (3) (3) (6)
European Refined Margin Calendar
Swap CAL21(¥) Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
706 Commodity Strategies Fund
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
European Refined Margin Calendar
Swap CAL21(¥) JPMorgan Chase USD 14
Total Return on Underlying
Reference Entity
(5)
12/31/21 (10) (2) (12)
European Refined Margin Calendar
Swap CAL21(¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
European Refined Margin Calendar
Swap CAL21(¥) Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 2 2
European Refined Margin Calendar
Swap CAL21(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
European Refined Margin Calendar
Swap CAL21(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
Gold Commodity Calendar Swap
January 2021(¥) Bank of America USD 1
Total Return on Underlying
Reference Entity
(5)
01/29/21 — 30 30
Gold Commodity Calendar Swap
November 2020(¥) JPMorgan Chase USD —
Total Return on Underlying
Reference Entity
(5)
11/25/20 — 4 4
Gold Commodity Calendar Swap
November 2020(¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
11/25/20 — 1 1
Gold Commodity Calendar Swap
November 2020(¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
11/25/20 — — —
Goldman Sachs CMDSKEWLS
Commodity Index Goldman Sachs USD 1,402
Total Return on Underlying
Reference Entity
(1)
02/16/21 — (100) (100)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21(¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (7) (7)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21(¥) Citigroup USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 (2) (32) (34)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21(¥) Goldman Sachs USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (14) (14)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21(¥) Goldman Sachs USD 7
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 65 65
HOBR(Heating Oil/Brent) Calendar
Swap CAL21(¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (10) (10)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21(¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (10) (10)
JPMorgan JMABFNJ2 Commodity
Index (ii) JPMorgan Chase USD 2,593
Total Return on Underlying
Reference Entity
(1)
12/31/20 — 2 2
JPMorgan JMABNIC2 Commodity
Index JPMorgan Chase USD 2,270
Total Return on Underlying
Reference Entity
(1)
02/16/21 — (82) (82)
Kansas Wheat Commodity Calendar
Swap February 2021(¥) Goldman Sachs USD 50
Total Return on Underlying
Reference Entity
(5)
02/19/21 — 33 33
Kansas Wheat Commodity Calendar
Swap February 2021(¥) Goldman Sachs USD 68
Total Return on Underlying
Reference Entity
(5)
02/19/21 — 39 39
Kansas Wheat Commodity Calendar
Swap February 2021(¥) Goldman Sachs USD 68
Total Return on Underlying
Reference Entity
(5)
02/19/21 — 36 36
Kansas Wheat Commodity Calendar
Swap February 2021(¥) Macquarie USD 55
Total Return on Underlying
Reference Entity
(5)
02/19/21 — 35 35
Kansas Wheat Commodity Calendar
Swap November 2020(¥) Citigroup USD 70
Total Return on Underlying
Reference Entity
(5)
11/20/20 — 60 60
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2020(¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2020(¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2021(¥) JPMorgan Chase USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 4 4
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2021(¥) Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (1) (1)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 707
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2021(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 1 1
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2021(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (1) (1)
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2022(¥) Macquarie USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/22 1 2 3
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2022(¥) Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/22 — 3 3
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2022(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/22 — 3 3
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2022(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/22 — 2 2
London Gold Market Fixing Ltd.
Index Bank of America USD 1
Total Return on Underlying
Reference Entity
(5)
01/29/21 — (30) (30)
London Gold Market Fixing Ltd.
Index BNP Paribas USD 269
Total Return on Underlying
Reference Entity
(5)
05/13/21 — 3 3
London Gold Market Fixing Ltd.
Index JPMorgan Chase USD 2
Total Return on Underlying
Reference Entity
(5)
11/27/20 — 98 98
Macquarie PIMCODB Commodity
Index (iii) Macquarie USD 3,018
Total Return on Underlying
Reference Entity
(1)
02/16/21 — (80) (80)
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Citigroup USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 1 1
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Citigroup USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 5 5
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) JPMorgan Chase USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 2 2
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) JPMorgan Chase USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 5 5
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) JPMorgan Chase USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/22 — 5 5
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 1 1
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Macquarie USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 6 6
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 1 1
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 1 1
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
708 Commodity Strategies Fund
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/22 — — —
MEHCO (Houston/Brent) Calendar
Swap CAL20(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/22 — 1 1
MEHDUB Calendar Swap CAL20(¥) Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
MEHMIDCAL Calendar Swap
CAL21(¥) Citigroup USD 13
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (18) (18)
MEHMIDCAL Calendar Swap
CAL21(¥) Macquarie USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (3) (3)
NAPHTHA Co. CAL21(¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (3) (3)
ULSD Co. 2H20(¥) BNP Paribas USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (8) (8)
ULSD Co. 2H20(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (14) (14)
ULSD Co. 2H20(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (4) (4)
ULSD Co. 2H20(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (1) (1)
ULSD Co. 2H20(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (2) (2)
Wheat Commodity Calendar Swap
April 2021(¥) BNP Paribas USD 5
Total Return on Underlying
Reference Entity
(5)
04/23/21 — — —
Wheat Commodity Calendar Swap
February 2021(¥) Goldman Sachs USD 65
Total Return on Underlying
Reference Entity
(5)
02/19/21 — (24) (24)
Wheat Commodity Calendar Swap
February 2021(¥) Goldman Sachs USD 125
Total Return on Underlying
Reference Entity
(5)
02/19/21 — (53) (53)
Wheat Commodity Calendar Swap
February 2021(¥) Goldman Sachs USD 100
Total Return on Underlying
Reference Entity
(5)
02/19/21 — (37) (37)
Wheat Commodity Calendar Swap
February 2021(¥) JPMorgan Chase USD 70
Total Return on Underlying
Reference Entity
(5)
02/19/21 — (26) (26)
Wheat Commodity Calendar Swap
February 2021(¥) JPMorgan Chase USD 10
Total Return on Underlying
Reference Entity
(5)
02/19/21 — 1 1
Wheat Commodity Calendar Swap
February 2021(¥) JPMorgan Chase USD 70
Total Return on Underlying
Reference Entity
(5)
02/19/21 — (29) (29)
Wheat Commodity Calendar Swap
February 2021(¥) JPMorgan Chase USD 60
Total Return on Underlying
Reference Entity
(5)
02/19/21 — (28) (28)
Wheat Commodity Calendar Swap
February 2021(¥) JPMorgan Chase USD 55
Total Return on Underlying
Reference Entity
(5)
02/19/21 — (19) (19)
Wheat Commodity Calendar Swap
November 2020(¥) JPMorgan Chase USD 45
Total Return on Underlying
Reference Entity
(5)
11/20/20 — (27) (27)
Short
Bloomberg Commodity Index 1
Month Forward Index (v) Goldman Sachs USD 16,550 3 Month Treasury Bill
(5)
02/16/21 — (364) (364)
Bloomberg Commodity Index Total
Return BNP Paribas USD 5,836 3 Month Treasury Bill
(5)
02/16/21 — (127) (127)
Bloomberg Commodity Index Total
Return (vi) BNP Paribas USD 16,529 3 Month Treasury Bill
(5)
02/16/21 — (359) (359)
Bloomberg Commodity Index Total
Return Credit Suisse USD 8,496 3 Month Treasury Bill
(5)
02/16/21 — (185) (185)
Bloomberg Commodity Index Total
Return Goldman Sachs USD 9,570 3 Month Treasury Bill
(5)
02/16/21 — (208) (208)
Bloomberg Commodity Index Total
Return JPMorgan Chase USD 1,029 3 Month Treasury Bill
(1)
02/16/21 — (22) (22)
Bloomberg Commodity Index Total
Return Macquarie USD 6,520 3 Month Treasury Bill
(5)
02/16/21 — (141) (141)
Bloomberg Commodity Index Total
Return (vii) Societe Generale USD 29,003 3 Month Treasury Bill
(5)
02/16/21 — (605) (605)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 709
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Total Open Total Return Swap Contracts (å) (117) (2,380) (2,497)
(¥)
Cash flows are exchanged at termination date based on the difference between notional cost and notional value of the underlying commodity. To the extent the difference between the notional cost and notional value of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.
(i)  The following table represents the individual commodity positions underlying the Cargill Custom Index swap contract:
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum, High Grade (LME) January 2021 3.2 $ 2,268
Cocoa March 2021 3.1 2,176
Cocoa-London July 2021 2.9 2,060
Cocoa-London March 2021 2.5 1,777
Coffee July 2021 1.8 1,241
Copper (CMX) May 2021 5.5 3,897
Corn December 2020 28.1 19,778
Cotton July 2021 1.1 784
Crude Oil / Global Spot January 2021 2.9 2,011
Crude Oil January 2021 3.4 2,386
Gas-Oil-Petroleum January 2021 1.0 684
Gold August 2021 11.9 8,360
Heating Oil January 2021 0.8 598
Lean Hogs December 2020 1.2 866
Live Cattle December 2020 25.2 17,761
Natural Gas January 2021 9.4 6,591
Nickel (LME) December 2020 2.2 1,544
RBOB Unleaded Gas January 2021 1.0 690
Silver July 2021 3.6 2,520
Soybean Meal March 2021 2.9 2,017
Soybean Oil May 2021 2.0 1,411
Soybeans July 2021 28.9 20,343
Soybeans March 2021 4.5 3,196
Sugar May 2021 2.2 1,515
Wheat (CBOT) July 2021 2.4 1,689
Wheat (KCBT) July 2021 1.3 893
Zinc (LME) March 2021 2.7 1,898
Total Long Futures Contracts
$ 110,954

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
710 Commodity Strategies Fund
Short Futures Contracts
Cocoa March 2021 (11.5) $ (8,071)
Corn December 2020 (25.3) (17,792)
Cotton December 2020 (3.1) (2,171)
Soybeans November 2021 (26.9) (18,935)
Total Short Futures Contracts
$ (46,969)
Embedded Management Fees
0.0 (114)
Total Notional Amount (
^)
$ 63,871
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(^)  The Cargill swap is an actively managed futures strategy using contract selection, commodity over/underweights, and out-of-benchmark positions to strive to add value versus the Bloomberg Commodity Index, the Fund’s benchmark. With the beta exposure representing the benchmark exposure, at times the overlay strategy may invest in short exposures versus the index that result in a reduced net commodity exposure versus the gross notional value of the swap, or long exposures that result in a net commodity exposure that exceeds the gross notional value of the swap.
(ii)  The JPMorgan JMABFNJ2 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Cocoa March 2021 4.7 $ 123
Copper March 2021 6.2 162
Corn March 2021 1.2 32
Cotton March 2021 5.5 142
Nickel March 2021 3.7 97
Platinum January 2021 1.8 47
Silver December 2020 2.9 76
Sugar March 2021 4.6 119
Unleaded Gasoline March 2021 0.9 23
Wheat March 2021 1.1 28
Total Long Futures Contracts
$ 849
Short Futures Contracts
Aluminum March 2021 (8.1) $ (210)
Brent Oil May 2021 (3.4) (89)
Coffee March 2021 (3.7) (95)
Crude Oil March 2021 (2.9) (75)
Gas Oil March 2021 (0.9) (24)
Gold December 2020 (3.3) (85)
Heating Oil March 2021 (3.8) (98)
Lead March 2021 (4.5) (117)
Natural Gas (NYMEX) March 2021 (1.6) (41)
Zinc March 2021 (1.6) (40)
Total Short Futures Contracts
$ (874)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 711
Cash**
101.2 2,618
Total Notional Amount
$ 2,593
(*)   The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(**)  This balance represents the (over)/underweight leverage embedded within the index and is included in order to reconcile the basket constituents to the stated notional amount.
(iii)  The Macquarie PIMCODB Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all the underlying positions that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum January 2021 3.7 $ 113
Aluminum March 2021 3.6 108
Brent Oil May 2021 3.9 118
Cocoa December 2020 0.7 22
Cocoa March 2021 2.6 80
Coffee December 2020 0.9 27
Copper December 2020 8.7 264
Copper March 2021 7.5 226
Corn December 2020 1.9 58
Corn March 2021 8.5 257
Cotton December 2020 0.8 23
Cotton March 2021 6.4 194
Crude Oil March 2021 3.9 117
Gas Oil March 2021 0.4 13
Gold April 2021 3.9 118
Gold December 2020 1.8 54
Heating Oil March 2021 0.4 13
Kansas Wheat December 2020 1.1 33
Kansas Wheat March 2021 3.1 95
Lean Hogs April 2021 2.7 83
Live Cattle December 2020 1.8 55
Natural Gas (NYMEX) January 2021 2.9 88
Natural Gas (NYMEX) March 2021 3.3 101
Nickel January 2021 1.8 53
Nickel March 2021 4.6 139
Platinum January 2021 2.2 66
Silver December 2020 2.9 88
Soybean Meal January 2021 1.4 43
Soybean Meal March 2021 3.5 105
Soybeans January 2021 1.4 43
Soybeans March 2021 3.1 93
Soybeans Oil January 2021 2.6 78

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
712 Commodity Strategies Fund
Soybeans Oil March 2021 3.5 105
Sugar March 2021 7.2 217
Unleaded Gasoline March 2021 4.6 139
Wheat December 2020 0.9 26
Wheat March 2021 3.8 114
Zinc January 2021 4.7 143
Zinc March 2021 2.2 66
Total Long Futures Contracts
$ 3,778
Cash**
(24.9) (760)
Total Notional Amount
$ 3,018
(*)   The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(**)  This balance represents the (over)/underweight leverage embedded within the index and is included in order to reconcile the basket constituents to the stated notional amount.
(iv)  The ABGS117 Index Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all the underlying positions that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Copper March 2021 11.3 $ 1,825
Corn March 2021 9.0 1,456
Cotton March 2021 2.2 358
Gold April 2021 8.6 1,390
Gold February 2021 8.6 1,390
Lean Hogs April 2021 1.3 204
Lean Hogs February 2021 1.3 204
Natural Gas (NYMEX) March 2021 18.4 3,012
Nickel March 2021 4.6 743
Soybean Meal March 2021 6.0 967
Soybeans March 2021 9.3 1,504
Soybeans Oil March 2021 4.1 664
Sugar March 2021 4.9 788
Wheat March 2021 5.0 805
Zinc March 2021 5.4 880
Total Long Futures Contracts
$ 16,190
Total Notional Amount
$ 16,190
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(v)  The Bloomberg BCOMF1TC Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all the underlying positions that make up the custom index.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 713
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum January 2021 4.4 $ 723
Brent Oil January 2021 3.8 637
Coffee December 2020 2.3 378
Copper December 2020 7.5 1,241
Corn December 2020 6.0 988
Cotton December 2020 1.5 241
Crude Oil January 2021 4.6 755
Gas Oil January 2021 1.3 214
Gold December 2020 16.0 2,660
Heating Oil January 2021 1.1 186
Kansas Wheat December 2020 1.7 277
Lean Hogs December 2020 1.7 275
Live Cattle December 2020 3.4 563
Natural Gas (NYMEX) January 2021 12.6 2,097
Nickel January 2021 3.0 489
Silver December 2020 4.8 794
Soybean Meal January 2021 4.0 664
Soybeans January 2021 6.2 1,031
Soybeans Oil January 2021 2.8 456
Sugar March 2021 3.1 520
Unleaded Gasoline January 2021 1.3 219
Wheat December 2020 3.3 541
Zinc January 2021 3.6 601
Total Long Futures Contracts
$ 16,550
Total Notional Amount
$ 16,550
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(vi)  The BNP Paribas Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all the underlying positions that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum January 2021 4.4 $ 722
Brent Oil January 2021 3.8 636
Coffee December 2020 2.3 378
Copper December 2020 7.5 1,240
Corn December 2020 6.0 987
Cotton December 2020 1.5 240
Crude Oil January 2021 4.6 754
Gas Oil January 2021 1.3 213

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
714 Commodity Strategies Fund
Gold December 2020 16.0 2,656
Heating Oil January 2021 1.1 186
Kansas Wheat December 2020 1.7 276
Lean Hogs December 2020 1.7 275
Live Cattle December 2020 3.4 562
Natural Gas (NYMEX) January 2021 12.6 2,095
Nickel January 2021 3.0 489
Silver December 2020 4.8 793
Soybean Meal January 2021 4.0 663
Soybeans January 2021 6.2 1,030
Soybeans Oil January 2021 2.8 456
Sugar March 2021 3.1 519
Unleaded Gasoline January 2021 1.3 219
Wheat December 2020 3.3 540
Zinc January 2021 3.6 600
Total Long Futures Contracts
$ 16,529
Total Notional Amount
$ 16,529
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(vii)  The Societe Generale Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all the underlying positions that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum January 2021 4.4 $ 1,266
Brent Oil January 2021 3.8 1,116
Coffee December 2020 2.3 663
Copper December 2020 7.5 2,175
Corn December 2020 6.0 1,733
Cotton December 2020 1.5 422
Crude Oil January 2021 4.6 1,324
Gas Oil January 2021 1.3 375
Gold December 2020 16.0 4,660
Heating Oil January 2021 1.1 326
Kansas Wheat December 2020 1.7 485
Lean Hogs December 2020 1.7 483
Live Cattle December 2020 3.4 986
Natural Gas (NYMEX) January 2021 12.6 3,674
Nickel January 2021 3.0 858
Silver December 2020 4.8 1,392
Soybean Meal January 2021 4.0 1,164
Soybeans January 2021 6.2 1,806
Soybeans Oil January 2021 2.8 800

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 715
Sugar March 2021 3.1 911
Unleaded Gasoline January 2021 1.3 383
Wheat December 2020 3.3 948
Zinc January 2021 3.6 1,053
Total Long Futures Contracts
$ 29,003
Total Notional Amount
$ 29,003
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 5,169 $ —
$ —
$ 5,169 2. 2
International Debt — 3,288 —
—
3,288 1.4
Mortgage-Backed Securities — 342 —
—
342 0. 2
United States Government Treasuries — 239 —
—
239 0.1
Options Purchased — — —
—
— —
*
Short-Term Investments — 132, 619 —
87,590
220, 209 94. 6
Total Investments — 141,657 — 87,590 229,247 98. 5
Other Assets and Liabilities, Net 1.5
100.0
Other Financial Instruments
Assets
Futures Contracts 5,479 — — — 5,479 2 . 4
Total Return Swap Contracts — 462 — — 462 0.2
A
Liabilities
Futures Contracts (4,818) (2) — — (4,820) ( 2 . 1 )
Options Written (51) — (27) — (78) ( — )
*
Total Return Swap Contracts — (2,959) — — (2,959) (1. 3 )
Total Other Financial Instruments
**
$ 610 $ (2,499) $ (27) $ — $ (1,916)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
716 Commodity Strategies Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.

Russell Investment Company
Commodity Strategies Fund
Consolidated Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 717
Amounts in thousands
Derivatives not accounted for as hedging instruments
Commodity
Contracts
Location: Consolidated Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 5, 479
Total return swap contracts, at fair value 462
Total
$ 5, 941
Location: Consolidated Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 4, 820
Options written, at fair value 78
Total return swap contracts, at fair value 2,959
Total
$ 7, 857
Derivatives not accounted for as hedging instruments
Commodity
Contracts
Location: Consolidated Statement of Operations - Net realized gain (loss)
Investments** $ (508)
Futures contracts (8,652)
Options written 1,261
Total return swap contracts (22,886)
Total
$ (30,785)
Location: Consolidated Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*** $ 67
Futures contracts 2,582
Options written (101)
Total return swap contracts (3,469)
Total
$ (921)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the Consolidated Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Consolidated Statement of Operations.
*** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Consolidated Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
718 Commodity Strategies Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Total Return Swap Contracts Total return swap contracts, at fair value $ 462 $ — $ 462
Total Financial and Derivative Assets
462 — 462
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 462 $ — $ 462
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 30 $ 30 $ — $ —
BNP Paribas
3 3 — —
Citigroup
71 52 19 —
Goldman Sachs
173 173 — —
JPMorgan Chase
126 126 — —
Macquarie
46 46 — —
Morgan Stanley
13 13 — —
Total
$ 462 $ 443 $ 19 $ —

Russell Investment Company
Commodity Strategies Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 719
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Options Written Contracts Options written, at fair value $ 78 $ — $ 78
Total Return Swap Contracts Total return swap contracts, at fair value 2,959 — 2,959
Total Financial and Derivative Liabilities
3,037 — 3,037
Financial and Derivative Liabilities not subject to a netting agreement
(33) — (33)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 3,004 $ — $ 3,004
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 30 $ 30 $ — $ —
BNP Paribas 590 3 — 587
Citigroup 52 52 — —
Credit Suisse 187 — — 187
Goldman Sachs 839 173 666 —
JPMorgan Chase 323 126 — 197
Macquarie 287 46 — 241
Morgan Stanley 91 13 78 —
Societe Generale 605 — — 605
Total
$ 3, 004 $ 443 $ 744 $ 1 , 817
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
720 Commodity Strategies Fund
Consolidated Statement of Assets and Liabilities
(†)
— October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 228,564
Investments, at fair value(>) ...........................................................................................................................................................
229,247
Cash ............................................................................................................................................................................................... 3,756
Foreign currency holdings(^) ......................................................................................................................................................... 22
Receivables:
Dividends and interest ....................................................................................................................................................... 172
Dividends from affiliated funds .......................................................................................................................................... 8
Investments sold ................................................................................................................................................................ 1,944
Fund shares sold ................................................................................................................................................................ 79
From broker(a)(b) ............................................................................................................................................................... 2,838
Variation margin on futures contracts ................................................................................................................................. 673
Total return swap contracts, at fair value(∞) ................................................................................................................................... 462
Total assets .................................................................................................................................................
239,201
Liabilities
Payables:
Due to broker (c)(d) ............................................................................................................................................................ 1,543
Investments purchased ...................................................................................................................................................... 937
Fund shares redeemed ....................................................................................................................................................... 390
Accrued fees to affiliates .................................................................................................................................................... 160
Other accrued expenses ..................................................................................................................................................... 383
Options written, at fair value(x) ...................................................................................................................................................... 78
Total return swap contracts, at fair value(∞) ................................................................................................................................... 2,959
Total liabilities .............................................................................................................................................
6,450
Net Assets ............................................................................................................................................................
$ 232,751
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 721
Consolidated Statement of Assets and Liabilities
(†)
, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (5,001)
Shares of beneficial interest ...........................................................................................................................................................
512
Additional paid-in capital ..............................................................................................................................................................
237,240
Net Assets ............................................................................................................................................................
$ 232,751
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 4.47
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 4. 74
Class A — Net assets ............................................................................................................................................................. $ 3,711,723
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 830,046
Net asset value per share: Class C(#) ............................................................................................................................................. $ 4.27
Class C — Net assets ............................................................................................................................................................. $ 897,858
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 210,035
Net asset value per share: Class M(#) ............................................................................................................................................ $ 4.53
Class M — Net assets ............................................................................................................................................................ $ 30,071,272
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 6,643,921
Net asset value per share: Class S(#) .............................................................................................................................................. $ 4.54
Class S — Net assets ............................................................................................................................................................. $ 148,463, 641
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 32,680,796
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 4.59
Class Y — Net assets ............................................................................................................................................................. $ 49,606,006
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 10,808,410
Amounts in thousands
(^)     Foreign currency holdings - cost $ 22
(x)     Premiums received on options written $ 175
(>)     Investments in affiliates, U.S. Cash Management Fund $ 87,590
(∞)     Total return swap contracts - premiums paid (received) $ (117)
(a)     Receivable from Broker for Futures $ 50
(b)     Receivable from Broker for Swaps $ 2,788
(c)      Due to Broker for Futures $ 323
(d)     Due to Broker for Swaps $ 1,220
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
722 Commodity Strategies Fund
Consolidated Statement of Operations
(†)
— For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 161
Dividends from affiliated funds ......................................................................................................................................... 791
Interest .............................................................................................................................................................................. 2,232
Total investment income ...............................................................................................................................................................
3,184
Expenses
Advisory fees .................................................................................................................................................................... 4,146
Administrative fees ........................................................................................................................................................... 162
Custodian fees ................................................................................................................................................................... 393
Distribution fees - Class A ................................................................................................................................................ 10
Distribution fees - Class C ................................................................................................................................................ 8
Transfer agent fees - Class A ............................................................................................................................................ 8
Transfer agent fees - Class C ............................................................................................................................................. 2
Transfer agent fees - Class E (1) ....................................................................................................................................... —
*
Transfer agent fees - Class M ............................................................................................................................................ 6 3
Transfer agent fees - Class S ............................................................................................................................................. 348
Transfer agent fees - Class Y ............................................................................................................................................ 3
Professional fees ............................................................................................................................................................... 180
Registration fees ............................................................................................................................................................... 89
Shareholder servicing fees - Class C ................................................................................................................................. 3
Shareholder servicing fees - Class E (1) ............................................................................................................................ —
*
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ...................................................................................................................................................................... 98
Miscellaneous ................................................................................................................................................................... 89
Expenses before reductions .............................................................................................................................................. 5,617
Expense reductions ........................................................................................................................................................... (2,494)
Net expenses .................................................................................................................................................................................
3,123
Net investment income (loss) ........................................................................................................................................................
61
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... (240)
Investments in affiliated funds .......................................................................................................................................... 8
Futures contracts .............................................................................................................................................................. (8,652)
Options written ................................................................................................................................................................. 1,261
Total return swap contracts ............................................................................................................................................... ( 22 , 886 )
Net realized gain (loss) ..................................................................................................................................................................
(30, 509 )
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... (44)
Investments in affiliated funds .......................................................................................................................................... (57)
Futures contracts .............................................................................................................................................................. 2,582
Options written ................................................................................................................................................................. (101)
Total return swap contracts ............................................................................................................................................... (3,469)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (1, 089 )
Net realized and unrealized gain (loss) ......................................................................................................................................... (31, 598 )
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (31, 537 )
*     Less than $500.
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
(†) The Statement of Operations is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 723
Consolidated Statements of Changes in Net Assets
(†)
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 61 $ 7,151
Net realized gain (loss) ...................................................................................................................... (30, 509 ) (39,174)
Net change in unrealized appreciation (depreciation) ....................................................................... (1, 089 ) 11,831
Net increase (decrease) in net assets from operations ............................................................................. (31, 537 ) (20,192)
Distributions
To shareholders
Class A .......................................................................................................................................... (131) (50)
Class C .......................................................................................................................................... (29) —
Class E (1) ..................................................................................................................................... (3) (1)
Class M ......................................................................................................................................... (1, 152 ) (204)
Class S ........................................................................................................................................... (6,718) (4,823)
Class Y .......................................................................................................................................... (2,524) (1,809)
Net decrease in net assets from distributions .......................................................................................... (10, 557 ) (6,887)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (118, 471 ) (223, 833 )
Total Net Increase (Decrease) in Net Assets ..........................................................................
(160,565) (250, 912 )
Net Assets
Beginning of period .................................................................................................................................
393,316 644, 228
End of period ..........................................................................................................................................
$ 232,751 $ 393,316

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
724 Commodity Strategies Fund
Consolidated Statements of Changes in Net Assets
(†)
, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020
2019
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
147
$ 705
56
$ 289
Proceeds from reinvestment of distributions
26
131
10
50
Payments for shares redeemed
(269)
(1,173)
(485)
(2,505)
Net increase (decrease)
(96)
(337)
(419)
(2,166)
Class C
Proceeds from shares sold
12
54
15
72
Proceeds from reinvestment of distributions
6
29
—
—
Payments for shares redeemed
(106)
(447)
(123)
(595)
Net increase (decrease)
(88)
(364)
(108)
(523)
Class E (1)
Proceeds from shares sold
2
7
3
15
Proceeds from reinvestment of distributions
1
3
—
**
1
Payments for shares redeemed
(26)
(113)
(10)
(55)
Net increase (decrease)
(23)
(103)
(7)
(39)
Class M
Proceeds from shares sold
1,963
8,768
4,687
24,151
Proceeds from reinvestment of distributions
226
1,152
40
204
Payments for shares redeemed
(2,274)
(10,15 3 )
(1,123)
(5,761)
Net increase (decrease)
(85)
(233)
3,604
18,594
Class S
Proceeds from shares sold
7,967
35, 67 4
9,629
49,705
Proceeds from reinvestment of distributions
1,308
6,683
944
4,803
Payments for shares redeemed
(20,333)
(93,112)
(55,410)
(286,801)
Net increase (decrease)
(11,058)
(50, 755 )
(44,837)
(232,293)
Class Y
Proceeds from shares sold
1,199
4,937
2,050
10,580
Proceeds from reinvestment of distributions
490
2, 524
352
1,809
Payments for shares redeemed
(15,149)
(74, 140 )
(3,769)
(19,795)
Net increase (decrease)
(13,460)
(66,679)
(1,367)
(7,406)
Total increase (decrease)
(24,810)
$ (118, 471 )
(43,134)
$ (223,833)
**     Less than 500 shares.
(1)     For the period November 1, 2019 to July 9, 2020 (final redemption).
(†)     The Statement of Changes in Net Assets are consolidated and include the balances of Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
Consolidated Financial Highlights — For the Periods Ended
(†)
See accompanying notes which are an integral part of the financial statements.
726 Commodity Strategies Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distributions
in Excess
Class A
October 31, 2020 5.09 (.01) (.46) (.47) (.09) (.01) (.05)
October 31, 2019 5.32 .05 (.24) (.19) (.04) — —
October 31, 2018 5.50 .02 (.14) (.12) (.06) — —
October 31, 2017 5.40 (.03) .13 .10 — — —
October 31, 2016 5.58 (.06) (.12) (.18) — — —
Class C
October 31, 2020 4.86 (.04) (.45) (.49) (.0 6 ) (.01) (.03)
October 31, 2019 5.07 —(f) (.21) (.21) — — —
October 31, 2018 5.24 (.02) (.14) (.16) (.01) — —
October 31, 2017 5.18 (.07) .13 .06 — — —
October 31, 2016 5.40 (.09) (.13) (.22) — — —
Class M
October 31, 2020 5.15 —(f) (.45) (.45) (.11) (.01) (.05)
October 31, 2019 5.39 .07 (.24) (.17) (.07) — —
October 31, 2018 5.58 .04 (.14) (.10) (.09) — —
October 31, 2017(5) 5.46 (—)(f) .12 .12 — — —
Class S
October 31, 2020 5.16 (—)(f) (.46) (.46) (.10) (.01) (.05)
October 31, 2019 5.40 .07 (.25) (.18) (.06) — —
October 31, 2018 5.59 .03 (.14) (.11) (.08) — —
October 31, 2017 5.47 (.01) .13 .12 — — —
October 31, 2016 5.64 (.04) (.13) (.17) — — —
Class Y
October 31, 2020 5.22 .01 (.47) (.46) (.11) (.01) (.0 5 )
October 31, 2019 5.46 .07 (.24) (.17) (.07) — —
October 31, 2018 5.65 .04 (.14) (.10) (.09) — —
October 31, 2017 5.52 (—)(f) .13 .13 — — —
October 31, 2016 5.68 (.03) (.13) (.16) — — —

See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 727
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.15) 4.47 (9.60) 3,712 2.33 1.43 (.29) 36
(.04) 5.09 (3.47) 4,710 2.17 1.38 1.03 7
(.06) 5.32 (2.18) 7,151 2.12 1.40 .38 610
— 5.50 1.85 6,920 2.11 1.41 (.51) —
— 5.40 (3.23) 7,027 2.13 1.46 (1.07) —
(.10) 4.27 (10.26) 898 3.08 2.18 (1.01) 36
— 4.86 (4.14) 1,446 2.92 2.13 .28 7
(.01) 5.07 (3.04) 2,056 2.87 2.15 (.41) 610
— 5.24 1.16 2,978 2.86 2.16 (1.27) —
— 5.18 (4.07) 4,210 2.87 2.21 (1.82) —
(.17) 4.53 (9.11) 30,071 2.08 1.08 .04 36
(.07) 5.15 (3.20) 34,665 1.95 1.04 1.36 7
(.09) 5.39 (1.89) 16,844 1.87 1.05 .74 610
— 5.58 2.20 14,041 1.87 1.06 (.06) —
(.16) 4.54 (9.29) 148,464 2.08 1.18 (.02) 36
(.06) 5.16 (3.32) 225,800 1.92 1.13 1.26 7
(.08) 5.40 (2.06) 478,145 1.87 1.15 .62 610
— 5.59 2.19 492,180 1.86 1.16 (.25) —
— 5.47 (3.01) 500,004 1.87 1.21 (.82) —
(.17) 4.59 (9.12) 49,606 1.88 .99 .17 36
(.07) 5.22 (3.07) 126,574 1.73 .95 1.46 7
(.09) 5.46 (2.02) 139,865 1.68 .96 .78 610
— 5.65 2.36 179,552 1.66 .97 (.07) —
— 5.52 (2.82) 189,499 1.68 1.02 (.62) —

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
728 Commodity Strategies Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 119,224
Administration fees 9,788
Distribution fees 1,365
Shareholder servicing fees 192
Transfer agent fees 27,662
Trustee fees 2,221
$ 160,452
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 157,937 $ 849,106 $ 919,404 $ 8 $ (57) $ 87,590 $ 791 $ —
$ 157,937 $ 849,106 $ 919,404 $ 8 $ (57) $ 87,590 $ 791 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 257 , 351 , 702 $ 3,769,884 $ (8 , 732 , 957 ) $ (4 , 963 , 073 ) $ — $ —
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Distributions in
Excess
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 6,732,842 $ 498,542 $ 3,325,841 $ 6,887,479 $ — $ —
Total distributable earnings (losses)
$ 34,645
Additional paid-in capital
(34,645)

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
730 Global Infrastructure Fund
xt
Global Infrastructure Fund
-
Class A
‡
Total
Return
1 Year (17 .55)%
5 Years 2 .29%§
10 Years 4 .79%§
Global Infrastructure Fund
-
Class C
Total
Return
1 Year (13 .24)%
5 Years 2 .74%§
10 Years 4 .62%§
Global Infrastructure Fund
-
Class M
‡‡
Total
Return
1 Year (12 .17)%
5 Years 3 .84%§
10 Years 5 .71%§
Global Infrastructure Fund
-
Class S
Total
Return
1 Year (12 .30)%
5 Years 3 .79%§
10 Years 5 .69%§
Global Infrastructure Fund
-
Class Y
Total
Return
1 Year (12 .17)%
5 Years 3 .96%§
10 Years 5 .86%§
S&P Global Infrastructure Index Net (USD)
SM
**
Total
Return
1 Year (16 .79)%
5 Years 2 .32%§
10 Years 4 .00%§

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Global Infrastructure Fund 731
The Global Infrastructure Fund (the “Fund”) employs a multi-
manager approach whereby Russell Investment Management,
LLC (“RIM”) manages a portion of the Fund’s assets based upon model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to
RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages the portion of the Fund’s assets that RIM determines not to manage based upon model portfolios provided by the
Fund's money managers. RIM may change the allocation of the
Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission (“SEC”) permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2020, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term growth of capital and current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class C, Class M, Class S and Class Y Shares lost 12.52%, 13.24%,
12.17%, 12.30% and 12.17%, respectively. This is compared to the Fund’s benchmark, the S&P Global Infrastructure Index Net
(USD), which lost 16.79% during the same period. The Fund’s
performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Infrastructure Category, a group of funds that Morningstar
considers to have investment strategies similar to those of the
Fund, lost 6.98%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year ended October 31, 2020, the global infrastructure market, as measured by the S&P Global Infrastructure Index
(Net), delivered a -16.79% return, underperforming broader
global equities by a wide margin. Within the global infrastructure sector, there was a wide dispersion in performance by company and sector. The transportation sector was the weakest performing category in the index, being the most vulnerable to the impact of the pandemic. Social distancing, reduced volumes of travel and trade and general economic deceleration had a particularly negative impact on the performance of airport and seaport operators.
The energy infrastructure sector also struggled in response to lower oil prices and curtailed energy production. However, the utilities sector outperformed the broader index due to stable and resilient cash flows and limited sensitivity to the economic slowdown. Communications infrastructure, including wireless
cellular towers and data centers, also performed relatively well, supported by continued strong growth in mobile data usage and cloud computing activity.
From a regional perspective, the U.K. led the index followed by
North America, where the U.S. far outpaced Canada. Emerging
markets underperformed by a wide margin as a result of weakness within China and South America.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Underweights to and stock selection in the airports and pipelines sectors combined with out-of-index exposures to specialized REITs and towers were key contributors to outperformance. Detracting from performance was an overweight to the underperforming gas utilities sector. At the regional level, positive stock selection across all markets contributed positively to performance, though out-of-index exposure to Japan had a negative impact on results.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM also manages Fund assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Nuveen Asset
Management, Inc. (“Nuveen”) was the strongest performer,
outperforming the Fund’s benchmark for the fiscal year. Nuveen utilizes a bottom-up relative value strategy that features a high degree of turnover. Key contributors to outperformance were
underweights to and positive stock selection within the airports and marine ports sectors. Meaningful out-of-index exposures to specialized REITs, towers, renewable electricity and railroads combined with positive stock selection within the electric utilities and marine ports sectors contributed positively to performance over the year.
First Sentier Investors (Australia) IM Limited (“First Sentier”)
also outperformed the Fund’s benchmark for the fiscal year.
Outperformance was driven predominantly by underweights
to and stock selection in the transportation services (airports and marine ports) and pipelines sectors. Further, an out-
of-benchmark allocation to the communications sector also
benefitted performance. An underweight to the best-performing electric utilities sector partially offset those positive effects.

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
732 Global Infrastructure Fund
Finally, Cohen & Steers Capital Management, Inc., Cohen &
Steers UK Limited and Cohen & Steers Asia Limited (together,
“Cohen & Steers”) outperformed the Fund’s benchmark for the
fiscal year. Cohen & Steers manages a diversified infrastructure strategy incorporating both top-down and bottom-up components.
Positive stock selection within the electric utilities sector and an out-of-benchmark allocation to specialized REITs drove
outperformance. An underweight to multi-utilities and weak stock selection in the pipelines sector partially offset those positive effects.
During the period, RIM utilized a positioning strategy to
implement sector tilting through the use/purchase of infrastructure stocks. The strategy seeks to position the portfolio to meet RIM’s overall preferred positioning objectives, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. The strategy underperformed relative to the
Fund’s benchmark. An underweight to the marine ports sector
contributed negatively to performance as did an overweight to and stock selection in the electric utilities sector. An underweight to airport services contributed positively to performance over the period.
During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
In January 2020, Cohen & Steers, First Sentier and Nuveen
transitioned from discretionary to non-discretionary mandates.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Cohen & Steers Capital Management, Inc. ,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Public Market Equity
First Sentier Investors (Australia) IM
Limited Market-Oriented
Nuveen Asset Management, LLC Market-Oriented
* Assumes initial investment on November 1, 2010.
** The S&P Global Infrastructure Index Net (USD )
SM
provides liquid and tradable exposure to 75 companies around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure classes: utilities, transportation and energy.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Global Infrastructure Fund 733
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,047.50 $ 1,018.50
Expenses Paid During Period* $ 6.79 $ 6.70
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,043.00 $ 1,014.73
Expenses Paid During Period* $ 10.63 $ 10.48
* Expenses are equal to the Fund's annualized expense ratio of 2.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,050.60 $ 1,020.31
Expenses Paid During Period* $ 4.95 $ 4.88
* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
734 Global Infrastructure Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,049.90 $ 1,019.76
Expenses Paid During Period* $ 5.51 $ 5.43
* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,049.70 $ 1,020.26
Expenses Paid During Period* $ 5.00 $ 4.93
* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 735
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.8%
Australia - 7.6%
APA Group 11,726 87
Atlas Arteria, Ltd. 81,270 322
Aurizon Holdings, Ltd. 222,508 592
AusNet Services(Æ) 138,731 195
NEXTDC, Ltd.(Æ) 18,774 168
Qube Holdings, Ltd. 383,578 717
Spark Infrastructure Group 45,669 64
Sydney Airport 204,572 786
Transurban Group - ADR(Æ) 760,342 7,229
10,160
Austria - 0.3%
Flughafen Wien AG(Æ) 4,867 115
Verbund AG Class A 4,281 246
361
Belgium - 0.2%
Elia System Operator SA 2,258 219
Brazil - 0.4%
Alupar Investimento SA 19,820 79
Companhia de Saneamento do Parana
SANEPAR(Æ) 12,000 50
Hidrovias do Brasil SA(Æ) 59,500 61
Omega Geracao SA(Æ) 15,500 91
Rumo SA(Æ) 44,900 143
Transmissora Alianca de Energia
Eletrica SA 9,361 46
470
Canada - 7.8%
Brookfield Renewable Partners L.P. 4,501 244
Canadian National Railway Co. 2,669 265
Canadian Pacific Railway, Ltd. 2,085 623
Emera , Inc.(Ñ) 13,654 545
Enbridge, Inc. 139,206 3,836
Gibson Energy, Inc. 10,713 158
Pembina Pipeline Corp. 70,355 1,473
TC Energy Corp. 82,057 3,230
Westshore Terminals Investment Corp. 5,153 52
10,426
Chile - 0.0%
Aguas Andinas SA Class A 199,825 52
China - 3.1%
China Gas Holdings, Ltd. 270,400 829
China Merchants Port Holdings Co., Ltd. 89,809 96
China Resources Gas Group, Ltd. 66,000 286
ENN Energy Holdings, Ltd. 77,918 987
Guangdong Investment, Ltd. 533,643 790
Jiangsu Expressway Co., Ltd. Class H 958,685 957
Zhejiang Expressway Co., Ltd. Class H 364,000 249
4,194
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 0.6%
Orsted A/S Class A(Þ) 4,887 776
France - 7.8%
Aeroports de Paris 13,226 1,298
Eiffage SA(Æ) 26,233 1,913
Engie SA(Æ) 57,532 697
Getlink SE(Æ) 201,645 2,713
Rubis SCA 21,550 708
SUEZ SA 11,131 204
Veolia Environnement SA 5,206 97
Vinci SA 34,165 2,704
10,334
Germany - 1.3%
E.ON SE 107,258 1,119
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 2,190 80
Hamburger Hafen und Logistik AG 3,309 55
RWE AG 11,173 415
1,669
Hong Kong - 0.7%
CK Infrastructure Holdings, Ltd. 58,511 276
CLP Holdings, Ltd. 59,345 546
HKBN, Ltd. 88,000 152
974
India - 0.1%
Power Grid Corp. of India, Ltd. 45,553 105
Italy - 6.5%
ASTM SpA (Æ) 18,934 352
Atlantia SpA (Æ) 253,914 3,893
Enav SpA (Þ) 57,139 198
Enel SpA 196,519 1,565
Hera SpA 170,394 535
Infrastrutture Wireless Italiane SpA (Þ) 46,008 499
Italgas SpA 47,835 277
Snam Rete Gas SpA 51,049 249
Terna Rete Elettrica Nazionale SpA 158,831 1,074
8,642
Japan - 0.8%
East Japan Railway Co. 2,968 155
Kamigumi Co., Ltd. 13,713 246
Tokyo Gas Co., Ltd. 13,200 298
West Japan Railway Co. 7,700 331
1,030
Mexico - 3.0%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B(Æ) 53,600 242
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR(Æ) 10,624 384
Grupo Aeroportuario del Pacifico SAB de
CV Class B 28,172 234

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
736 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 12,352 1,027
Grupo Aeroportuario del Sureste SAB de
CV Class B(Æ) 113,689 1,313
Infraestructura Energetica Nova SAB
de CV 87,700 294
Promotora y Operadora de
Infraestructura SAB de CV 66,217 434
Promotora y Operadora de
Infraestructura SAB de CV Class L 10,773 53
3,981
Netherlands - 0.3%
Koninklijke Vopak NV 7,626 396
New Zealand - 1.9%
Auckland International Airport, Ltd.(Æ) 485,074 2,246
Infratil , Ltd. 9,329 34
Port of Tauranga, Ltd. 66,452 318
2,598
Philippines - 0.0%
International Container Terminal
Services, Inc. 1,164 3
Portugal - 0.5%
EDP Renovaveis SA 14,033 267
Energias de Portugal SA 62,366 307
REN - Redes Energeticas Nacionais
SGPS SA 41,341 108
682
Singapore - 0.5%
Keppel DC REIT(ö) 93,800 199
NetLink NBN Trust 508,572 358
Parkway Life Real Estate Investment
Trust(Æ)(ö) 34,117 101
658
Spain - 8.1%
Abertis Infraestructuras SA(Æ)(Š) 90,641 632
Aena SME SA(Þ) 38,303 5,173
Cellnex Telecom SA(Þ) 20,278 1,303
Enagas SA 16,095 348
Endesa SA - ADR 7,595 204
Ferrovial SA 24,717 535
Iberdrola SA 196,321 2,316
Naturgy Energy Group SA 746 14
Red Electrica Corp. SA 12,259 216
10,741
Switzerland - 1.5%
Flughafen Zurich AG 14,595 1,968
Thailand - 0.1%
Airports of Thailand PCL 66,500 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Kingdom - 3.9%
Atlantica Yield PLC 1,601 47
Biffa PLC(Þ) 32,181 91
Calisen PLC(Æ) 75,684 168
National Grid PLC 88,335 1,051
National Grid PLC - ADR 8,135 484
Pennon Group PLC 24,785 318
Scottish & Southern Energy PLC 91,857 1,494
Severn Trent PLC Class H 22,531 710
Signature Aviation PLC 270,367 830
United Utilities Group PLC 5,478 61
5,254
United States - 39.8%
Alliant Energy Corp. 42,203 2,333
Ameren Corp. 2,460 200
Ameresco , Inc. Class A(Æ) 2,452 94
American Electric Power Co., Inc. 13,613 1,224
American Tower Corp.(ö) 9,019 2,071
American Water Works Co., Inc. 6,975 1,050
Americold Realty Trust(ö) 7,977 289
Avista Corp. 10,519 349
Brookfield Infrastructure Partners, LP 316 14
Casella Waste Systems, Inc. Class A(Æ) 4,496 243
CenterPoint Energy, Inc. 57,581 1,217
Cheniere Energy, Inc.(Æ) 35,165 1,683
Clearway Energy, Inc.(Æ) 5,407 152
CMS Energy Corp. 9,351 592
Consolidated Edison Co., Inc. 1,908 150
CoreSite Realty Corp. Class A(ö) 2,661 318
Crown Castle International Corp.(ö) 7,605 1,188
CSX Corp. 1,282 101
CyrusOne , Inc.(ö) 3,219 229
Digital Realty Trust, Inc.(ö) 4,955 715
Dominion Energy, Inc. 47,030 3,778
DTE Energy Co. 2,131 263
Duke Energy Corp. 16,486 1,519
Edison International 289 16
Entergy Corp. 4,940 500
Enterprise Products Partners, LP 93,929 1,556
Equinix , Inc.(Æ)(ö) 748 547
Equitrans Midstream Corp. 14,630 106
Essential Utilities, Inc. 5,557 229
Evergy , Inc. 14,625 807
Eversource Energy(Æ) 26,454 2,309
Exelon Corp. 36,529 1,457
FirstEnergy Corp. 9,044 269
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) 4,252 178
Kansas City Southern 1,378 243
Kinder Morgan, Inc. 78,134 930
Macquarie Infrastructure Corp. 20,844 538
Magellan Midstream Partners, LP 30,375 1,080
NextEra Energy, Inc. 115,257 8,358
NiSource, Inc. 37,136 853
Norfolk Southern Corp. 2,247 470
NorthWestern Corp. 3,264 170

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 737
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ONEOK, Inc. 20,741 601
Pinnacle West Capital Corp. 158 13
PNM Resources, Inc. 13,177 659
Portland General Electric Co. 17,116 673
PPL Corp. 3,116 86
Public Service Enterprise Group, Inc. 12,383 720
QTS Realty Trust, Inc. Class A(Ñ)(ö) 6,458 397
SBA Communications Corp.(ö) 5,531 1,606
Sempra Energy 2,794 350
Southern Co. (The) 16,331 938
UGI Corp. 24,250 784
Union Pacific Corp. 3,188 565
Waste Connections, Inc. 4,386 436
Waste Management, Inc. 1,731 187
WEC Energy Group, Inc. 3,575 359
Williams Cos., Inc. (The) 73,782 1,416
Xcel Energy, Inc. 40,790 2,856
53,034
Total Common Stocks
(cost $109,527) 128,838
Short-Term Investments - 2.7%
United States - 2.7%
U.S. Cash Management Fund(@) 3,602,072 (∞) 3,601
Total Short-Term Investments
(cost $3,601) 3,601
Other Securities - 0.7%
U.S. Cash Collateral Fund(@)(×) 948,500 (∞) 949
Total Other Securities
(cost $949) 949
Total Investments - 100.2%
(identified cost $114,077) 133,388
Other Assets and Liabilities, Net
- (0.2)%
(260)
Net Assets - 100.0%
133,128

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
738 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
6.0%
Aena SME SA 02/11/15 EUR 38,303 92.19 3,531
5,173
Biffa PLC 06/19/20 GBP 32,181 2.61 84
91
Cellnex Telecom SA 03/20/19 EUR 20,278 45.59 924
1,303
Enav SpA 06/07/17 EUR 57,139 4.24 242
198
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 46,008 7.70 354
499
Orsted A/S 08/15/19 DKK 4,887 116.86 571
776
8,040
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 739
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 35 EUR 1,036 12/20
(126)
MSCI Emerging Markets Index Futures 2 USD 110 12/20
(2)
S&P Energy Select Sector Index Futures 20 USD 593 12/20
(40)
S&P Utilities Select Sector Index Futures 21 USD 1,318 12/20
(24)
SPI 200 Index Futures 7 AUD 1,031 12/20
(22)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(214)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 425 AUD 583 12/16/20 (15)
Bank of America USD 1,122 EUR 944 12/14/20 (22)
Bank of America AUD 277 USD 197 12/16/20 3
JPMorgan Chase USD 388 AUD 534 12/16/20 (13)
JPMorgan Chase USD 558 AUD 773 12/16/20 (14)
JPMorgan Chase USD 561 EUR 474 12/16/20 (9)
JPMorgan Chase USD 1,350 EUR 1,141 12/16/20 (19)
Royal Bank of Canada USD 388 AUD 534 12/16/20 (13)
Royal Bank of Canada USD 16 EUR 14 12/14/20 —
Royal Bank of Canada USD 561 EUR 474 12/16/20 (9)
Royal Bank of Canada AUD 303 USD 218 12/16/20 5
Royal Bank of Canada AUD 331 USD 241 12/16/20 8
Royal Bank of Canada AUD 432 USD 310 12/16/20 7
Royal Bank of Canada EUR 95 USD 112 12/14/20 1
Royal Bank of Canada EUR 225 USD 267 12/14/20 5
Royal Bank of Canada EUR 265 USD 312 12/14/20 3
Royal Bank of Canada EUR 373 USD 443 12/14/20 8
Royal Bank of Canada EUR 72 USD 85 12/16/20 1
Royal Bank of Canada EUR 174 USD 203 12/16/20 —
Royal Bank of Canada EUR 206 USD 243 12/16/20 3
Royal Bank of Canada EUR 254 USD 301 12/16/20 4
Royal Bank of Canada EUR 352 USD 413 12/16/20 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(63)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 10,160 $ —
$ —
$ 10,160 7.6
Austria — 361 —
—
361 0.3

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
740 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Belgium — 219 —
—
219 0.2
Brazil 470 — —
—
470 0.4
Canada 10,426 — —
—
10,426 7.8
Chile 52 — —
—
52 — *
China — 4,194 —
—
4,194 3.1
Denmark — 776 —
—
776 0.6
France — 10,334 —
—
10,334 7.8
Germany — 1,669 —
—
1,669 1.3
Hong Kong — 974 —
—
974 0.7
India — 105 —
—
105 0.1
Italy — 8,642 —
—
8,642 6.5
Japan — 1,030 —
—
1,030 0.8
Mexico 3,981 — —
—
3,981 3.0
Netherlands — 396 —
—
396 0.3
New Zealand — 2,598 —
—
2,598 1.9
Philippines — 3 —
—
3 —*
Portugal — 682 —
—
682 0.5
Singapore — 658 —
—
658 0.5
Spain — 10,109 632
—
10,741 8.1
Switzerland — 1,968 —
—
1,968 1.5
Thailand — 111 —
—
111 0.1
United Kingdom 531 4,723 —
—
5,254 3.9
United States 53,034 — —
—
53,034 39.8
Short-Term Investments — — — 3,601 3,601 2.7
Other Securities — — — 949 949 0.7
Total Investments 68,494 59,712 632 4,550 133,388 100.2
Other Assets and Liabilities, Net (0.2)
100.0
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts — 51 — — 51 —*
A
Liabilities
Futures Contracts (214) — — — (214) (0.2)
Foreign Currency Exchange Contracts — (114) — — (114) (0.1)
Total Other Financial Instruments
**
$ (214) $ (63) $ — $ — $ (277)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 741
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services ......................................................................
16,543
Alternative Carriers ................................................................
358
Construction & Engineering ....................................................
5,246
Diversified ..............................................................................
346
Electric Utilities .....................................................................
33,842
Environmental & Facilities Services .......................................
957
Gas Utilities ............................................................................
5,161
Healthcare ..............................................................................
101
Highways & Railtracks ...........................................................
16,834
Independent Power Producers & Energy Traders ....................
152
Industrial ................................................................................
289
Integrated Telecommunication Services ..................................
1,954
Internet Services & Infrastructure ...........................................
168
Marine Ports & Services .........................................................
1,548
Multi-Utilities .........................................................................
13,725
Oil & Gas Storage & Transportation ........................................
16,465
Railroads ................................................................................
3,488
Renewable Electricity .............................................................
1,131
Specialty .................................................................................
7,270
Water Utilities .........................................................................
3,260
Short-Term Investments ..........................................................
3,601
Other Securities ......................................................................
949
Total Investments .................................................................... 133,388

See accompanying notes which are an integral part of the financial statements.
742 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — October 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 51
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 214 $ —
Unrealized depreciation on foreign currency exchange contracts — 114
Total
$ 214 $ 114
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 738 $ —
Foreign currency exchange contracts — 210
Total
$ 738 $ 210
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (229) $ —
Foreign currency exchange contracts — 65
Total
$ (229) $ 65
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 743
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 890 $ — $ 890
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 51 — 51
Total Financial and Derivative Assets
941 — 941
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 941 $ — $ 941
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 378 $ 3 $ 375 $ —
Credit Suisse
515 — 515 —
Royal Bank of Canada
48 21 — 27
Total
$ 941 $ 24 $ 890 $ 2 7

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
744 Global Infrastructure Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 114 $ — $ 114
Total Financial and Derivative Liabilities
114 — 114
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 114 $ — $ 114
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 38 $ 3 $ — $ 35
JPMorgan Chase 55 — — 55
Royal Bank of Canada 21 21 — —
Total
$ 114 $ 24 $ — $ 9 0
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 745
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 114,077
Investments, at fair value(*)(>) ......................................................................................................................................................
133,388
Foreign currency holdings(^) ......................................................................................................................................................... 597
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 51
Receivables:
Dividends and interest ....................................................................................................................................................... 155
Fund shares sold ................................................................................................................................................................ 121
Foreign capital gains taxes recoverable ............................................................................................................................. 86
From broker(a) ................................................................................................................................................................... 621
Variation margin on futures contracts ................................................................................................................................. 1
Total assets .................................................................................................................................................
135,020
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 223
Accrued fees to affiliates .................................................................................................................................................... 126
Other accrued expenses ..................................................................................................................................................... 266
Variation margin on futures contracts ................................................................................................................................. 214
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 114
Payable upon return of securities loaned ....................................................................................................................................... 949
Total liabilities .............................................................................................................................................
1,892
Net Assets ............................................................................................................................................................
$ 133,128

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
746 Global Infrastructure Fund
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 20,292
Shares of beneficial interest ...........................................................................................................................................................
152
Additional paid-in capital ..............................................................................................................................................................
112,684
Net Assets ............................................................................................................................................................
$ 133,128
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 8.75
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 9.28
Class A — Net assets ............................................................................................................................................................. $ 4,250,104
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 485,743
Net asset value per share: Class C(#) ............................................................................................................................................. $ 8.64
Class C — Net assets ............................................................................................................................................................. $ 2,453,368
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 283,842
Net asset value per share: Class M(#) ............................................................................................................................................ $ 8.76
Class M — Net assets ............................................................................................................................................................ $ 13,150,901
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,501,791
Net asset value per share: Class S(#) .............................................................................................................................................. $ 8.78
Class S — Net assets ............................................................................................................................................................. $ 108,463,573
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 12,358,663
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 8.77
Class Y — Net assets ............................................................................................................................................................. $ 4,809,807
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 548,178
Amounts in thousands
(^)     Foreign currency holdings - cost $ 597
(*)     Securities on loan included in investments $ 890
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 4,550
(a)     Receivable from Broker for Futures $ 621
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 747
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 5,747
Dividends from affiliated funds ......................................................................................................................................... 75
Securities lending income (net) ......................................................................................................................................... 10
Less foreign taxes withheld ............................................................................................................................................... (297)
Total investment income ...............................................................................................................................................................
5,535
Expenses
Advisory fees .................................................................................................................................................................... 2,230
Administrative fees ........................................................................................................................................................... 87
Custodian fees ................................................................................................................................................................... 257
Distribution fees - Class A ................................................................................................................................................ 12
Distribution fees - Class C ................................................................................................................................................ 21
Transfer agent fees - Class A ............................................................................................................................................ 10
Transfer agent fees - Class C ............................................................................................................................................. 6
Transfer agent fees - Class E (1) ....................................................................................................................................... — *
Transfer agent fees - Class M ............................................................................................................................................ 38
Transfer agent fees - Class S ............................................................................................................................................. 294
Transfer agent fees - Class Y ............................................................................................................................................ — *
Professional fees ............................................................................................................................................................... 113
Registration fees ............................................................................................................................................................... 79
Shareholder servicing fees - Class C ................................................................................................................................. 7
Shareholder servicing fees - Class E (1) ............................................................................................................................ — *
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ...................................................................................................................................................................... 80
Miscellaneous ................................................................................................................................................................... 22
Expenses before reductions .............................................................................................................................................. 3,266
Expense reductions ........................................................................................................................................................... (1,318)
Net expenses .................................................................................................................................................................................
1,948
Net investment income (loss) ........................................................................................................................................................
3,587
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 26,049
Investments in affiliated funds .......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 738
Foreign currency exchange contracts ................................................................................................................................ 210
Foreign currency-related transactions ............................................................................................................................... 168
Net realized gain (loss) ..................................................................................................................................................................
27,161
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (53,663)
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (229)
Foreign currency exchange contracts ................................................................................................................................ 65
Foreign currency-related transactions ............................................................................................................................... 30
Net change in unrealized appreciation (depreciation) ................................................................................................................... (53,798)
Net realized and unrealized gain (loss) ......................................................................................................................................... (26,637)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (23,050)
*       Less than $500.
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
748 Global Infrastructure Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3,587 $ 13,752
Net realized gain (loss) ...................................................................................................................... 27,161 58,562
Net change in unrealized appreciation (depreciation) ....................................................................... (53,798) 26,193
Net increase (decrease) in net assets from operations ............................................................................. (23,050) 98,507
Distributions
To shareholders
Class A .......................................................................................................................................... (750) (506)
Class C .......................................................................................................................................... (427) (314)
Class E (1) ..................................................................................................................................... (40) (41)
Class M ......................................................................................................................................... (3,785) (1,695)
Class S ........................................................................................................................................... (25,871) (33,547)
Class Y .......................................................................................................................................... (120) (6,820)
Net decrease in net assets from distributions .......................................................................................... (30,993) (42,923)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (146,844) (295,461)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(200,887) (239,877)
Net Assets
Beginning of period .................................................................................................................................
334,015 573,892
End of period ..........................................................................................................................................
$ 133,128 $ 334,015

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 749
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 66 $ 638 49 $ 527
Proceeds from reinvestment of distributions 73 749 50 502
Payments for shares redeemed (216) (2,116) (183) (1,971)
Net increase (decrease)
(77) (729) (84) (942)
Class C
Proceeds from shares sold 39 350 36 383
Proceeds from reinvestment of distributions 42 427 32 314
Payments for shares redeemed (118) (1,098) (203) (2,116)
Net increase (decrease)
(37) (321) (135) (1,419)
Class E (1)
Proceeds from shares sold 1 12 4 40
Proceeds from reinvestment of distributions 4 39 4 38
Payments for shares redeemed (35) (313) (27) (296)
Net increase (decrease)
(30) (262) (19) (218)
Class M
Proceeds from shares sold 1,068 10,618 4,314 47,320
Proceeds from reinvestment of distributions 369 3,785 167 1,695
Payments for shares redeemed (2,882) (29,495) (3,148) (35,016)
Net increase (decrease)
(1,445) (15,092) 1,333 13,999
Class S
Proceeds from shares sold 4,424 40,990 8,857 95,983
Proceeds from reinvestment of distributions 2,470 25,379 3,349 33,102
Payments for shares redeemed (13,002) (125,227) (38,048) (418,872)
Net increase (decrease)
(6,108) (58,858) (25,842) (289,787)
Class Y
Proceeds from shares sold 542 4,789 187 2,018
Proceeds from reinvestment of distributions 12 120 686 6,820
Payments for shares redeemed (6,755) (76,491) (2,428) (25,932)
Net increase (decrease)
(6,201) (71,582) (1,555) (17,094)
Total increase (decrease)
(13,898) $ (146,844) (26,302) $ (295,461)

Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
750 Global Infrastructure Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 11.47 .17 (1.40) (1.23) (.24) (1.25)
October 31, 2019 10.34 .25 1.72 1.97 (.36) (.48)
October 31, 2018 12.38 .25 (1.04) (.79) (.32) (.93)
October 31, 2017 11.42 .26 1.37 1.63 (.24) (.43)
October 31, 2016 11.43 .24 .33 .57 (.24) (.34)
Class C
October 31, 2020 11.36 .09 (1.38) (1.29) (.18) (1.25)
October 31, 2019 10.25 .17 1.70 1.87 (.28) (.48)
October 31, 2018 12.29 .16 (1.02) (.86) (.25) (.93)
October 31, 2017 11.36 .17 1.37 1.54 (.18) (.43)
October 31, 2016 11.38 .15 .33 .48 (.16) (.34)
Class M
October 31, 2020 11.47 .22 (1.41) (1.19) (.27) (1.25)
October 31, 2019 10.35 .32 1.68 2.00 (.40) (.48)
October 31, 2018 12.39 .31 (1.06) (.75) (.36) (.93)
October 31, 2017(5) 11.40 .17 1.04 1.21 (.22) —
Class S
October 31, 2020 11.49 .19 (1.39) (1.20) (.26) (1.25)
October 31, 2019 10.36 .29 1.71 2.00 (.39) (.48)
October 31, 2018 12.40 .28 (1.04) (.76) (.35) (.93)
October 31, 2017 11.43 .29 1.38 1.67 (.27) (.43)
October 31, 2016 11.44 .27 .33 .60 (.27) (.34)
Class Y
October 31, 2020 11.49 .20 (1.41) (1.21) (.26) (1.25)
October 31, 2019 10.36 .30 1.72 2.02 (.41) (.48)
October 31, 2018 12.40 .29 (1.03) (.74) (.37) (.93)
October 31, 2017 11.43 .30 1.39 1.69 (.29) (.43)
October 31, 2016 11.45 .29 .32 .61 (.29) (.34)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 751
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(1.49) 8.75 (12.52) 4,250 2.06 1.33 1.75 79
(.84) 11.47 20.50 6,450 1.91 1.36 2.36 91
(1.25) 10.34 (7.09) 6,686 1.86 1.38 2.23 92
(.67) 12.38 15.10 9,380 1.83 1.44 2.19 84
(.58) 11.42 5.43 7,595 1.83 1.47 2.14 102
(1.43) 8.64 (13.17) 2,453 2.81 2.08 .99 79
(.76) 11.36 19.54 3,654 2.66 2.11 1.61 91
(1.18) 10.25 (7.73) 4,680 2.61 2.13 1.45 92
(.61) 12.29 14.23 6,426 2.58 2.19 1.43 84
(.50) 11.36 4.65 6,343 2.59 2.22 1.38 102
(1.52) 8.76 (12.17) 13,151 1.81 .98 2.20 79
(.88) 11.47 20.81 33,800 1.67 1.02 2.92 91
(1.29) 10.35 (6.76) 16,704 1.60 1.03 2.71 92
(.22) 12.39 10.66 26,352 1.55 1.09 2.16 84
(1.51) 8.78 (12.23) 108,464 1.82 1.08 2.02 79
(.87) 11.49 20.76 212,221 1.66 1.11 2.68 91
(1.28) 10.36 (6.85) 459,247 1.61 1.13 2.53 92
(.70) 12.40 15.44 744,039 1.58 1.19 2.45 84
(.61) 11.43 5.69 783,412 1.59 1.22 2.41 102
(1.51) 8.77 (12.27) 4,810 1.49 .90 1.91 79
(.89) 11.49 20.98 77,547 1.47 .94 2.78 91
(1.30) 10.36 (6.67) 86,064 1.41 .95 2.61 92
(.72) 12.40 15.65 143,796 1.38 1.01 2.57 84
(.63) 11.43 5.78 219,203 1.39 1.04 2.57 102

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
752 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 95,281
Administration fees 5,766
Distribution fees 2,551
Shareholder servicing fees 540
Transfer agent fees 19,417
Trustee fees 2,219
$ 125,774
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,085 $ 26,744 $ 26,880 $ — $ — $ 949 $ 11 $ —
U.S. Cash Management Fund 20,916 189,181 206,491 (4) (1) 3,601 75 —
$ 22,001 $ 215,925 $ 233,371 $ (4) $ (1) $ 4,550 $ 86 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 121,606,070 $ 15,441,874 $ (3,681,408) $ 11,760,466 $ 1,478,485 $ 7,050,199
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 15,480,482 $ 15,512,075 $ — $ 18,271,850 $ 24,650,424 $ —
Total distributable earnings (losses)
$ (12,344)
Additional paid-in capital
12,344

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
754 Global Real Estate Securities Fund
Global Real Estate Securities Fund
-
Class A
‡
Total
Return
1 Year (23 .65)%
5 Years (0 .39)%§
10 Years 3 .41%§
Global Real Estate Securities Fund
-
Class C
Total
Return
1 Year (19 .62)%
5 Years 0 .04%§
10 Years 3 .24%§
Global Real Estate Securities Fund
-
Class M
‡‡
Total
Return
1 Year (18 .71)%
5 Years 1 .12%§
10 Years 4 .32%§
Global Real Estate Securities Fund
-
Class R6
‡‡‡
Total
Return
1 Year (18 .65)%
5 Years 1 .23%§
10 Years 4 .48%§
Global Real Estate Securities Fund
-
Class S
Total
Return
1 Year (18 .78)%
5 Years 1 .05%§
10 Years 4 .29%§
Global Real Estate Securities Fund
-
Class Y
Total
Return
1 Year (18 .63)%
5 Years 1 .25%§
10 Years 4 .49%§
FTSE EPRA/NAREIT Developed Real Estate Index (Net) **
Total
Return
1 Year (22 .93)%
5 Years 0 .22%§
10 Years 3 .97%§
MSCI World Index (Net) ***
Total
Return
1 Year 4 .36%
5 Years 8 .13%§
10 Years 8 .64%§

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Global Real Estate Securities Fund 755
The Global Real Estate Securities Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund's assets that RIM determines not to manage based upon
model portfolios provided by the Fund's money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class M, Class R6, Class S and Class Y Shares
lost 18.98%, 19.62%, 18.71%, 18.65%, 18.78% and 18.63%,
respectively. This is compared to the Fund’s benchmark, the FTSE
EPRA/NAREIT Developed Real Estate Index (Net), which lost
22.93% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Global Real Estate Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, lost 17.87%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year ended October 31, 2020, the global listed property market, as measured by the FTSE EPRA/NAREIT
Developed Real Estate Index (Net), delivered a -22.93% return, underperforming broader global equities by a wide margin. Within the global property securities market, all regions posted negative double-digit returns. Europe led from a regional perspective, supported by the German residential sector, however, the retail sector dragged down returns in France and the Netherlands. Asia followed with Singapore far outpacing Hong Kong and Japan.
North America was the weakest performer, with the U.S. finishing ahead of Canada. With respect to property sectors, there was over
60% in performance return dispersion. Sectors most affected by social distancing measures, such as hotels and retail, suffered large declines while those benefitting from the acceleration of e-commerce trends (industrial) and the shift to an ongoing
‘work-from-home’ model (data centers, towers) significantly
outperformed.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund outperformed its benchmark for the one-year period
ending October 31, 2020. Security selection in the U.S. benefitted performance the most over this time period, especially within the diversified (towers and gaming), office and self-storage sectors.
Lack of exposure to the Dutch retail sector also contributed positively to performance, as it was the worst performing segment of the index. Weak stock selection among the Japanese REIT
companies partially offset these gains.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Cohen & Steers
Capital Management, Inc., Cohen & Steers UK Limited and Cohen
& Steers Asia Limited (together, “Cohen & Steers”) provided the best performing strategy, outperforming the Fund’s benchmark for the fiscal year by a wide margin. Cohen & Steers seeks to generate excess returns through a combination of fundamental bottom-up stock selection and top-down regional and property type allocation decisions. The key contributors to outperformance were bottom-
up stock selection within the U.S. and Europe. Also contributing positively was security selection in Asia/Pacific ex. Japan and an allocation to emerging markets. Detracting from performance was negative stock selection in the Japanese REIT sector.
RREEF America L.L.C., Deutsche Investments Australia Limited
and Deutsche Alternatives Asset Management (Global) Limited
(together, “Deutsche Asset Management”) also outperformed
the Fund’s benchmark for the fiscal year. Stock selection within the U.S. was a key contributor to outperformance. Results were positive within the office, residential and industrial sectors.
Additionally, in Europe, stock selection within France and the
German residential companies benefitted performance. A modest overweight to Australia slightly detracted from performance.

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
756 Global Real Estate Securities Fund
During the period, RIM continued to utilize a strategy to
implement regional and property sector tilting through the direct purchase of real estate stocks. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to regional and property type exposures. The strategy outperformed relative to the Fund’s benchmark for the one-year period. Positive performance was
driven by strong stock selection across the board, especially in the U.S. office, hotels, residential and diversified (towers and gaming) sectors. Detracting from performance was stock selection across Japan.
During the period, the Fund used index futures and swap
contracts to equitize the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Market-Oriented
RREEF America L.L.C., Deutsche
Investments Australia Limited and Deutsche
Alternatives Asset Management (Global)
Limited operating under the brand name
Deutsche Asset Management Market-Oriented
* Assumes initial investment on November 1, 2010.
** FTSE EPRA/NAREIT Developed Real Estate Index (Net) is an unmanaged market-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities and is net of dividend withholding taxes.
*** The MSCI World Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do no have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Global Real Estate Securities Fund 757
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,041.10 $ 1,018.35
Expenses Paid During Period* $ 6.93 $ 6.85
* Expenses are equal to the Fund's annualized expense ratio of 1.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,037.00 $ 1,014.58
Expenses Paid During Period* $ 10.75 $ 10.63
* Expenses are equal to the Fund's annualized expense ratio of 2.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,043.20 $ 1,020.11
Expenses Paid During Period* $ 5.14 $ 5.08
* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
758 Global Real Estate Securities Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,043.50 $ 1,020.46
Expenses Paid During Period* $ 4.78 $ 4.72
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,042.60 $ 1,019.61
Expenses Paid During Period* $ 5.65 $ 5.58
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,043.70 $ 1,020.61
Expenses Paid During Period* $ 4.62 $ 4.57
* Expenses are equal to the Fund's annualized expense ratio of 0.90%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 759
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.6%
Australia - 3.6%
BGP Holdings PLC(Æ)(Š) 4,619,419 —
Charter Hall Group - ADR(ö) 354,949 3,092
Goodman Group(ö) 167,552 2,173
GPT Group (The)(ö) 983,268 2,797
Growthpoint Properties Australia, Ltd.(ö) 395,700 949
Mirvac Group(ö) 3,812,484 5,678
Scentre Group(ö) 984,868 1,461
Shopping Centres Australasia Property
Group(ö) 120,446 197
Stockland(ö) 428,332 1,164
Waypoint REIT, Ltd.(Æ)(ö) 672,163 1,270
18,781
Austria - 0.3%
CA Immobilien Anlagen AG 50,075 1,374
Belgium - 1.1%
Aedifica (ö) 22,935 2,308
VGP NV 10,566 1,376
Warehouses De Pauw CVA(ö) 63,206 2,115
5,799
Canada - 2.0%
Allied Properties Real Estate Investment
Trust(ö) 59,496 1,443
Boardwalk Real Estate Investment
Trust(Ñ)(ö) 3,259 66
Canadian Apartment Properties(ö) 133,672 4,297
Granite Real Estate Investment Trust(ö) 79,236 4,442
10,248
China - 0.5%
China Resources Land, Ltd. 314,000 1,279
GDS Holdings, Ltd. - ADR(Æ)(Ñ) 13,010 1,093
2,372
France - 1.4%
Argan SA(ö) 14,481 1,363
Covivio (ö) 19,524 1,163
Gecina SA(ö) 30,237 3,764
Klepierre SA - GDR(Ñ)(ö) 99,373 1,267
7,557
Germany - 6.7%
Alstria Office REIT-AG(ö) 202,713 2,580
Deutsche Wohnen SE 228,064 11,544
Instone Real Estate Group AG(Æ)(Þ) 90,047 1,863
LEG Immobilien AG 3,758 508
Vonovia SE 285,723 18,240
34,735
Hong Kong - 5.7%
ESR Cayman, Ltd.(Æ)(Þ) 828,400 2,504
Hang Lung Properties, Ltd. - ADR 922,000 2,246
Link Real Estate Investment Trust(ö) 1,166,400 8,906
New World Development Co., Ltd. 1,314,000 6,271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sun Hung Kai Properties, Ltd. 617,500 7,918
Swire Properties, Ltd. 678,800 1,822
29,667
India - 0.1%
Ascendas India Trust 815,800 778
Japan - 11.4%
Activia Properties, Inc.(ö) 1,231 4,442
Daibiru Corp. 158,500 1,793
Daiwa House REIT Investment Corp.(ö) 877 2,031
Daiwa Securities Living Investments
Corp.(ö) 2,189 2,130
Global One Real Estate Investment
Corp.(ö) 2,299 2,074
GLP J- Reit (Æ)(ö) 1,705 2,618
Hulic REIT, Inc.(ö) 2,431 3,198
Japan Prime Realty Investment Corp.(ö) 49 133
Japan Retail Fund Investment Corp.(ö) 1,622 2,346
Kenedix Residential Next Investment
Corp.(ö) 217 355
Kenedix Retail REIT Corp.(ö) 1,229 2,350
Mitsubishi Estate Co., Ltd. 583,400 8,717
Mitsui Fudosan Co., Ltd. 495,600 8,469
Mitsui Fudosan Logistics Park, Inc.(ö) 263 1,252
Mori Trust Hotel REIT, Inc.(ö) 2,314 2,396
Mori Trust Sogo REIT, Inc.(ö) 1,178 1,406
Nippon Building Fund, Inc.(ö) 505 2,550
Nippon REIT Investment Corp.(ö) 575 1,836
Nomura Real Estate Master Fund, Inc.(ö) 1,975 2,356
Sumitomo Realty & Development Co.,
Ltd. 124,900 3,354
Tokyu Fudosan Holdings Corp. 323,300 1,415
United Urban Investment Corp.(ö) 1,896 2,022
XYMAX REIT Investment Corp.(ö) 171 141
59,384
Macao - 0.2%
Sands China, Ltd. 256,400 899
Netherlands - 0.7%
Unibail - Rodamco -Westfield(Ñ)(ö) 86,487 3,518
Norway - 0.2%
Entra ASA(Þ) 82,311 1,077
Singapore - 3.3%
CapitaLand Mall Trust Class A(ö) 2,934,300 3,730
CapitaLand, Ltd. 1,394,700 2,629
City Developments, Ltd. 333,700 1,554
Frasers Logistics & Industrial Trust(ö) 1,136,100 1,025
Keppel DC REIT(ö) 872,300 1,854
Mapletree Industrial Trust(Æ)(ö) 1,714,600 3,819
Mapletree Logistics Trust(ö) 156,500 224

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
760 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parkway Life Real Estate Investment
Trust(Æ)(ö) 758,602 2,249
17,084
Spain - 0.4%
Arima Real Estate Socimi SA(Æ)(ö) 89,321 809
Inmobiliaria Colonial Socimi SA(ö) 183,499 1,308
2,117
Sweden - 2.5%
Castellum AB 217,865 4,539
Catena AB 30,937 1,261
Fabege AB 223,171 2,821
Fastighets AB Balder Class B(Æ) 91,899 4,332
12,953
United Kingdom - 4.9%
Assura PLC(ö) 1,661,985 1,642
Big Yellow Group PLC(ö) 109,423 1,560
British Land Co. PLC (The)(ö) 313,900 1,418
Derwent London PLC(ö) 59,216 2,042
Grainger PLC 611,726 2,218
Land Securities Group PLC(ö) 120,967 798
LondonMetric Property PLC(ö) 392,396 1,098
PRS REIT PLC (The)(ö) 772,964 716
Safestore Holdings PLC(ö) 149,949 1,561
Segro PLC(ö) 622,504 7,276
Tritax EuroBox PLC(Þ) 595,870 687
UNITE Group PLC (The)(Æ)(ö) 328,841 3,549
Urban & Civic PLC 319,572 849
25,414
United States - 52.6%
Agree Realty Corp.(ö) 111,138 6,898
Alexandria Real Estate Equities, Inc.(ö) 48,054 7,281
American Homes 4 Rent Class A(ö) 135,996 3,845
American Tower Corp.(ö) 502 115
Americold Realty Trust(Ñ)(ö) 89,024 3,225
Apple Hospitality REIT, Inc.(ö) 44,727 443
AvalonBay Communities, Inc.(ö) 26,669 3,710
Boston Properties, Inc.(ö) 11,919 863
Boyd Gaming Corp. 55,722 1,768
Brixmor Property Group, Inc.(ö) 206,655 2,265
Caesars Entertainment, Inc.(Æ) 21,705 973
Cousins Properties, Inc.(ö) 9,511 242
Crown Castle International Corp.(ö) 9,813 1,533
CyrusOne , Inc.(ö) 59,720 4,243
Digital Realty Trust, Inc.(ö) 96,028 13,857
Duke Realty Corp.(ö) 114,924 4,366
EastGroup Properties, Inc.(ö) 40,139 5,342
Equinix , Inc.(Æ)(ö) 5,255 3,843
Equity LifeStyle Properties, Inc. Class
A(ö) 84,251 4,987
Essential Properties Realty Trust, Inc.(ö) 221,985 3,667
Essex Property Trust, Inc.(ö) 50,003 10,230
Extra Space Storage, Inc.(ö) 100,652 11,671
Four Corners Property Trust, Inc.(ö) 4,810 122
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gaming and Leisure Properties, Inc.(ö) 117,642 4,276
Healthcare Trust of America, Inc. Class
A(ö) 74,850 1,819
Healthpeak Properties, Inc.(ö) 136,173 3,673
Highwoods Properties, Inc.(ö) 6,365 189
Hilton Worldwide Holdings, Inc. 32,572 2,860
Invitation Homes, Inc.(ö) 366,495 9,991
Kilroy Realty Corp.(ö) 51,260 2,413
Kimco Realty Corp.(ö) 533,747 5,476
Life Storage, Inc.(Æ)(ö) 53,903 6,153
Medical Properties Trust, Inc.(ö) 233,163 4,155
Mid-America Apartment Communities,
Inc.(ö) 48,004 5,599
NetSTREIT Corp.(ö) 62,582 1,098
Omega Healthcare Investors, Inc.(ö) 94,923 2,735
Park Hotels & Resorts, Inc.(Ñ)(ö) 206,025 2,046
Prologis, Inc.(ö) 327,843 32,521
Public Storage(ö) 55,571 12,730
Realty Income Corp.(ö) 128,019 7,407
Regency Centers Corp.(ö) 13,806 491
Rexford Industrial Realty, Inc.(ö) 105,272 4,891
Sabra Health Care REIT, Inc.(ö) 157,692 2,075
SBA Communications Corp.(ö) 10,860 3,153
Simon Property Group, LP(ö) 225,783 14,181
SL Green Realty Corp.(Ñ)(ö) 38,393 1,644
Sun Communities, Inc.(ö) 71,673 9,864
UDR, Inc.(ö) 162,877 5,088
Ventas, Inc.(ö) 308,609 12,181
VEREIT, Inc.(ö) 319,699 1,982
VICI Properties, Inc.(ö) 191,619 4,398
Welltower , Inc.(ö) 217,168 11,677
Weyerhaeuser Co.(ö) 34,335 937
273,192
Total Common Stocks
(cost $446,782) 506,949
Warrants and Rights - 0.0%
Singapore - 0.0%
Mapletree Logistics Trust Class R(Æ)
2020  Rights 2,974 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 2.0%
United States - 2.0%
U.S. Cash Management Fund(@) 10,150,081 (∞) 10,148
Total Short-Term Investments
(cost $10,148) 10,148
Other Securities - 1.7%
U.S. Cash Collateral Fund(@)(×) 8,822,980 (∞) 8,823
Total Other Securities
(cost $8,823) 8,823

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 761
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 101.3%
(identified cost $465,753) 525,920
Other Assets and Liabilities, Net
- (1.3)%
(6,465)
Net Assets - 100.0%
519,455

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
762 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.2%
Entra ASA 10/19/15 NOK 82,311 10.03 826
1,077
ESR Cayman, Ltd. 11/12/19 HKD 828,400 2.16 1,788
2,504
Instone Real Estate Group AG 03/28/19 EUR 90,047 23.72 2,136
1,863
Tritax EuroBox PLC 07/04/18 GBP 595,870 1.43 852
687
6,131
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 194 USD 5,884 12/20
(514)
FTSE/EPRA Europe Index Futures 100 EUR 1,846 12/20
(157)
Hang Seng Index Futures 5 HKD 6,039 11/20
(17)
MSCI Singapore Index Futures 20 SGD 551 11/20
(16)
S&P/TSX 60 Index Futures 2 CAD 370 12/20
(12)
SPI 200 Index Futures 4 AUD 589 12/20
(12)
TOPIX Index Futures 10 JPY 157,301 12/20
(67)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(795)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 7 EUR 6 11/02/20 —
Bank of America USD 2,060 EUR 1,733 12/16/20 (39)
Bank of America USD 57 GBP 44 11/02/20 —
Bank of America USD 631 HKD 4,894 12/16/20 —
Bank of America USD 1,246 JPY 131,489 12/16/20 13
Bank of America USD 376 SGD 513 12/16/20 (1)
Bank of America CHF 28 USD 30 11/02/20 —
Bank of America EUR 202 USD 240 12/16/20 4
Bank of America EUR 326 USD 381 12/16/20 1
Bank of America JPY 6,987 USD 67 11/02/20 —
Bank of America JPY 50,044 USD 479 12/16/20 1
Bank of America JPY 65,683 USD 624 12/16/20 (4)
JPMorgan Chase USD 228 AUD 316 12/16/20 (6)
JPMorgan Chase USD 325 AUD 447 12/16/20 (10)
JPMorgan Chase USD 151 CAD 199 12/16/20 (1)
JPMorgan Chase USD 1,349 EUR 1,139 12/16/20 (21)
JPMorgan Chase USD 1,933 EUR 1,634 12/16/20 (29)
JPMorgan Chase USD 469 HKD 3,637 12/16/20 —
JPMorgan Chase USD 491 HKD 3,805 12/16/20 —
JPMorgan Chase USD 918 JPY 97,301 12/16/20 12
JPMorgan Chase USD 1,234 JPY 129,943 12/16/20 7
JPMorgan Chase USD 310 SGD 424 12/16/20 —

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 763
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 325 AUD 447 12/16/20 (10)
Royal Bank of Canada USD 151 CAD 199 12/16/20 (1)
Royal Bank of Canada USD 275 EUR 234 12/16/20 (2)
Royal Bank of Canada USD 1,349 EUR 1,139 12/16/20 (21)
Royal Bank of Canada USD 491 HKD 3,805 12/16/20 —
Royal Bank of Canada USD 918 JPY 97,301 12/16/20 12
Royal Bank of Canada USD 310 SGD 424 12/16/20 —
Royal Bank of Canada AUD 303 USD 214 12/16/20 1
Royal Bank of Canada AUD 305 USD 222 12/16/20 8
Royal Bank of Canada EUR 248 USD 291 12/16/20 2
Royal Bank of Canada EUR 251 USD 296 12/16/20 3
Royal Bank of Canada EUR 253 USD 300 12/16/20 5
Royal Bank of Canada EUR 258 USD 305 12/16/20 4
Royal Bank of Canada EUR 262 USD 308 12/16/20 3
Royal Bank of Canada EUR 262 USD 308 12/16/20 3
Royal Bank of Canada EUR 299 USD 352 12/16/20 4
Royal Bank of Canada EUR 318 USD 377 12/16/20 7
Royal Bank of Canada EUR 338 USD 398 12/16/20 4
Royal Bank of Canada EUR 502 USD 596 12/16/20 10
Royal Bank of Canada HKD 2,258 USD 291 12/16/20 —
Royal Bank of Canada HKD 2,300 USD 297 12/16/20 —
Royal Bank of Canada HKD 2,592 USD 334 12/16/20 —
Royal Bank of Canada HKD 2,764 USD 356 12/16/20 —
Royal Bank of Canada JPY 31,015 USD 293 12/16/20 (4)
Royal Bank of Canada JPY 31,208 USD 298 12/16/20 —
Royal Bank of Canada JPY 34,449 USD 330 12/16/20 1
Royal Bank of Canada JPY 35,785 USD 337 12/16/20 (5)
Royal Bank of Canada JPY 46,904 USD 443 12/16/20 (5)
Royal Bank of Canada SGD 264 USD 192 12/16/20 (1)
Royal Bank of Canada SGD 397 USD 290 12/16/20 —
State Street EUR 395 USD 469 12/16/20 8
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(47)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 18,781 $ —
$ —
$ 18,781 3.6
Austria — 1,374 —
—
1,374 0.3
Belgium — 5,799 —
—
5,799 1.1
Canada 10,248 — —
—
10,248 2.0
China 1,093 1,279 —
—
2,372 0.5
France — 7,557 —
—
7,557 1. 4
Germany — 34,735 —
—
34,735 6.7
Hong Kong — 29,667 —
—
29,667 5.7

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
764 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
India — 778 —
—
778 0.1
Japan — 59,384 —
—
59,384 11. 4
Macao — 899 —
—
899 0.2
Netherlands — 3,518 —
—
3,518 0.7
Norway — 1,077 —
—
1,077 0.2
Singapore — 17,084 —
—
17,084 3.3
Spain — 2,117 —
—
2,117 0.4
Sweden — 12,953 —
—
12,953 2.5
United Kingdom — 25,414 —
—
25,414 4.9
United States 273,192 — —
—
273,192 52. 6
Warrants and Rights — — — — — —
Short-Term Investments — — — 10,148 10,148 2.0
Other Securities — — — 8,823 8,823 1.7
Total Investments 284,533 222,416 — 18,971 525,920 101 . 3
Other Assets and Liabilities, Net (1.3)
100.0
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts — 113 — — 113 —
*
A
Liabilities
Futures Contracts (795) — — — (795) (0.2)
Foreign Currency Exchange Contracts — (160) — — (160) (—)
*
Total Other Financial Instruments
**
$ (795) $ (47) $ — $ — $ (842)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 765
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
140,873
Healthcare ..............................................................................
42,205
Industrial ................................................................................
76,057
Internet Services & Infrastructure ...........................................
24,890
Lodging/Resorts ......................................................................
7,745
Office ......................................................................................
28,757
Residential ..............................................................................
105,459
Retail ......................................................................................
47,288
Self Storage .............................................................................
33,675
Short-Term Investments ..........................................................
10,148
Other Securities .....................................................................
8,823
Total Investments .................................................................... 525,920

See accompanying notes which are an integral part of the financial statements.
766 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — October 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 113
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 795 $ —
Unrealized depreciation on foreign currency exchange contracts — 160
Total
$ 795 $ 160
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 6,432 $ —
Foreign currency exchange contracts — 500
Total
$ 6,432 $ 500
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (916) $ —
Foreign currency exchange contracts — 23
Total
$ (916) $ 23
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 767
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 8,651 $ — $ 8,651
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 113 — 113
Total Financial and Derivative Assets
8,764 — 8,764
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 8,764 $ — $ 8,764
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 3,236 $ 17 $ 3,218 $ 1
Bank of Nova Scotia
346 — 346 —
Credit Suisse
1,527 — 1,527 —
HSBC
1,950 — 1,950 —
JPMorgan Chase
20 20 — —
Morgan Stanley
1,610 — 1,610 —
Royal Bank of Canada
67 50 — 17
State Street
8 — — 8
Total
$ 8,764 $ 87 $ 8,651 $ 26

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
768 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 160 $ — $ 160
Total Financial and Derivative Liabilities
160 — 160
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 160 $ — $ 160
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 44 $ 17 $ — $ 27
JPMorgan Chase 66 20 — 46
Royal Bank of Canada 50 50 — —
Total
$ 160 $ 87 $ — $ 73
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 769
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 465,753
Investments, at fair value(*)(>) ......................................................................................................................................................
525,920
Foreign currency holdings(^) ......................................................................................................................................................... 1,295
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 113
Receivables:
Dividends and interest ....................................................................................................................................................... 1,034
Dividends from affiliated funds .......................................................................................................................................... 1
Fund shares sold ................................................................................................................................................................ 336
Foreign capital gains taxes recoverable ............................................................................................................................. 178
From broker(a) ................................................................................................................................................................... 1,817
Total assets .................................................................................................................................................
530,694
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 742
Accrued fees to affiliates .................................................................................................................................................... 469
Other accrued expenses ..................................................................................................................................................... 251
Variation margin on futures contracts ................................................................................................................................. 794
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 160
Payable upon return of securities loaned ....................................................................................................................................... 8,823
Total liabilities .............................................................................................................................................
11,239
Net Assets ............................................................................................................................................................
$ 519,455

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
770 Global Real Estate Securities Fund
Statement of Assets and Liabilities , continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (7,036)
Shares of beneficial interest ...........................................................................................................................................................
188
Additional paid-in capital ..............................................................................................................................................................
526,303
Net Assets ............................................................................................................................................................
$ 519,455
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 26.92
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 28.56
Class A — Net assets ............................................................................................................................................................. $ 12,554,150
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 466,279
Net asset value per share: Class C(#) ............................................................................................................................................. $ 25.77
Class C — Net assets ............................................................................................................................................................. $ 10,101,477
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 392,048
Net asset value per share: Class M(#) ............................................................................................................................................ $ 27.71
Class M — Net assets ............................................................................................................................................................ $ 38,678,237
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,395,818
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 27.74
Class R6 — Net assets ........................................................................................................................................................... $ 2,205,097
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 79,486
Net asset value per share: Class S(#) .............................................................................................................................................. $ 27.75
Class S — Net assets ............................................................................................................................................................. $ 406,794,434
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 14,659,484
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 27.73
Class Y — Net assets ............................................................................................................................................................. $ 49,121,278
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,771,355
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,309
(*)     Securities on loan included in investments $ 8,651
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 18,971
(a)     Receivable from Broker for Futures $ 1,817
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 771
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 18,00 0
Dividends from affiliated funds ......................................................................................................................................... 177
Securities lending income (net) ......................................................................................................................................... 116
Less foreign taxes withheld ............................................................................................................................................... (628)
Total investment income ...............................................................................................................................................................
17,665
Expenses
Advisory fees .................................................................................................................................................................... 5,072
Administrative fees ........................................................................................................................................................... 308
Custodian fees ................................................................................................................................................................... 206
Distribution fees - Class A ................................................................................................................................................ 37
Distribution fees - Class C ................................................................................................................................................ 99
Transfer agent fees - Class A ............................................................................................................................................ 30
Transfer agent fees - Class C ............................................................................................................................................. 26
Transfer agent fees - Class E (1) ....................................................................................................................................... 2
Transfer agent fees - Class M ............................................................................................................................................ 86
Transfer agent fees - Class R6 .......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................. 1,011
Transfer agent fees - Class Y ............................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 135
Registration fees ............................................................................................................................................................... 103
Shareholder servicing fees - Class C ................................................................................................................................. 33
Shareholder servicing fees - Class E (1) ............................................................................................................................ 2
Trustees’ fees .................................................................................................................................................................... 31
Printing fees ...................................................................................................................................................................... 152
Miscellaneous ................................................................................................................................................................... 31
Expenses before reductions .............................................................................................................................................. 7,367
Expense reductions ........................................................................................................................................................... (321)
Net expenses .................................................................................................................................................................................
7,046
Net investment income (loss) ........................................................................................................................................................
10,619
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (28,319)
Investments in affiliated funds .......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. 6,432
Foreign currency exchange contracts ................................................................................................................................ 500
Foreign currency-related transactions ............................................................................................................................... 132
Net realized gain (loss) ..................................................................................................................................................................
(21,249)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (132,05 7 )
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (916)
Foreign currency exchange contracts ................................................................................................................................ 23
Foreign currency-related transactions ............................................................................................................................... 1
Net change in unrealized appreciation (depreciation) ................................................................................................................... (132,950)
Net realized and unrealized gain (loss) ......................................................................................................................................... (154,199)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (143,580)
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
772 Global Real Estate Securities Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 10,619 $ 15,660
Net realized gain (loss) ...................................................................................................................... (21,249) 57,097
Net change in unrealized appreciation (depreciation) ....................................................................... (132,950) 103,766
Net increase (decrease) in net assets from operations ............................................................................. (143,580) 176,523
Distributions
To shareholders
Class A .......................................................................................................................................... (1,201) (573)
Class C .......................................................................................................................................... (1,047) (474)
Class E (1) ..................................................................................................................................... (85) (81)
Class M ......................................................................................................................................... (3,336) (1,547)
Class R6 ........................................................................................................................................ (187) (183)
Class S ........................................................................................................................................... (41,906) (26,632)
Class Y .......................................................................................................................................... (4,391) (2,361)
Net decrease in net assets from distributions .......................................................................................... (52,153) (31,851)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (165,889) (343,908)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(361,622) (199,236)
Net Assets
Beginning of period .................................................................................................................................
881,077 1,080,313
End of period ..........................................................................................................................................
$ 519,455 $ 881,077

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 773
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 42 $ 1,253 31 $ 1,043
Proceeds from reinvestment of distributions 39 1,194 18 570
Payments for shares redeemed (136) (3,919) (142) (4,713)
Net increase (decrease)
(55) (1,472) (93) (3,100)
Class C
Proceeds from shares sold 14 384 11 355
Proceeds from reinvestment of distributions 35 1,040 16 472
Payments for shares redeemed (168) (4,742) (193) (6,086)
Net increase (decrease)
(119) (3,318) (166) (5,259)
Class E (1)
Proceeds from shares sold 2 51 4 139
Proceeds from reinvestment of distributions 3 84 2 80
Payments for shares redeemed (49) (1,363) (50) (1,713)
Net increase (decrease)
(44) (1,228) (44) (1,494)
Class M
Proceeds from shares sold 408 11,899 1,658 57,383
Proceeds from reinvestment of distributions 107 3,336 46 1,547
Payments for shares redeemed (816) (26,530) (1,100) (38,223)
Net increase (decrease)
(301) (11,295) 604 20,707
Class R6
Proceeds from shares sold 23 739 53 1,759
Proceeds from reinvestment of distributions 6 187 5 183
Payments for shares redeemed (22) (630) (173) (6,050)
Net increase (decrease)
7 296 (115) (4,108)
Class S
Proceeds from shares sold 3,191 92,151 4,275 144,350
Proceeds from reinvestment of distributions 1,322 41,710 809 26,489
Payments for shares redeemed (9,185) (281,323) (14,812) (502,923)
Net increase (decrease)
(4,672) (147,462) (9,728) (332,084)
Class Y
Proceeds from shares sold 682 21,837 66 2,274
Proceeds from reinvestment of distributions 140 4,390 72 2,361
Payments for shares redeemed (830) (27,637) (684) (23,205)
Net increase (decrease)
(8) (1,410) (546) (18,570)
Total increase (decrease)
(5,192) $ (165,889) (10,088) $ (343,908)
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
774 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 35.83 .42 (6.97) (6.55) (1.75) (.61)
October 31, 2019 30.94 .45 5.45 5.90 (.72) (.29)
October 31, 2018 33.65 .77 (.41) .36 (1.26) (1.81)
October 31, 2017 34.94 .37 1.55 1.92 (1.12) (2.09)
October 31, 2016 37.65 .73 (.62) .11 (.80) (2.02)
Class C
October 31, 2020 34.40 .19 (6.66) (6.47) (1.55) (.61)
October 31, 2019 29.74 .20 5.23 5.43 (.48) (.29)
October 31, 2018 32.46 .51 (.40) .11 (1.02) (1.81)
October 31, 2017 33.82 .11 1.49 1.60 (.87) (2.09)
October 31, 2016 36.60 .44 (.59) (.15) (.61) (2.02)
Class M
October 31, 2020 36.81 .54 (7.17) (6.63) (1.86) (.61)
October 31, 2019 31.76 .58 5.60 6.1 8 (.84) (.29)
October 31, 2018 34.46 .94 (.45) .49 (1.38) (1.81)
October 31, 2017(5) 33.36 .22 1.37 1.59 (.49) —
Class R6
October 31, 2020 36.86 .56 (7.18) (6.62) (1.89) (.61)
October 31, 2019 31.79 .62 5.60 6.22 (.86) (.29)
October 31, 2018 34.49 .94 (.43) .51 (1.40) (1.81)
October 31, 2017 35.74 .51 1.60 2.11 (1.27) (2.09)
October 31, 2016(1) 33.90 .55 2.21 2.76 (.92) —
Class S
October 31, 2020 36.86 .51 (7.18) (6.67) (1.83) (.61)
October 31, 2019 31.79 .55 5.61 6.16 (.80) (.29)
October 31, 2018 34.49 .89 (.44) .45 (1.34) (1.81)
October 31, 2017 35.74 .46 1.58 2.04 (1.20) (2.09)
October 31, 2016 38.42 .84 (.63) .21 (.87) (2.02)
Class Y
October 31, 2020 36.84 .57 (7.18) (6.61) (1.89) (.61)
October 31, 2019 31.78 .61 5.61 6.22 (.87) (.29)
October 31, 2018 34.48 .94 (.42) .52 (1.41) (1.81)
October 31, 2017 35.73 .54 1.57 2.11 (1.27) (2.09)
October 31, 2016 38.39 .90 (.61) .29 (.93) (2.02)

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 775
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(2.36) 26.92 (18.98) 12,554 1.40 1.36 1.43 88
(1.01) 35.83 19.51 18,684 1.38 1.35 1.36 74
(3.07) 30.94 .86 19,019 1.38 1.37 2.37 81
(3.21) 33.65 6.10 23,285 1.39 1.39 1.10 92
(2.82) 34.94 .42 25,718 1.38 1.38 2.03 79
(2.16) 25.77 (19.56) 10,102 2.15 2.11 .68 88
(.77) 34.40 18.62 17,584 2.13 2.10 .61 74
(2.83) 29.74 .10 20,146 2.13 2.12 1.61 81
(2.96) 32.46 5.28 25,114 2.14 2.14 .35 92
(2.63) 33.82 (.31) 31,202 2.13 2.13 1.28 79
(2.47) 27.71 (18.69) 38,678 1.15 1.01 1.79 88
(1.13) 36.81 19.92 62,478 1.15 1.01 1.68 74
(3.19) 31.76 1.23 34,715 1.13 1.02 2.84 81
(.49) 34.46 4.81 16,339 1.14 1.04 1.01 92
(2.50) 27.74 (18.65) 2,205 1.00 .94 1.86 88
(1.15) 36.86 20.03 2,659 .99 .94 1.82 74
(3.21) 31.79 1.30 5,941 .98 .95 2.84 81
(3.36) 34.49 6.52 4,707 .99 .97 1.50 92
(.92) 35.74 8.07 298 .98 .96 2.20 79
(2.44) 27.75 (18.78) 406,795 1.15 1.11 1.68 88
(1.09) 36.86 19.83 712,519 1.13 1.10 1.62 74
(3.15) 31.79 1.12 923,857 1.13 1.12 2.66 81
(3.29) 34.49 6.33 845,726 1.14 1.14 1.34 92
(2.89) 35.74 .68 1,030,471 1.13 1.13 2.28 79
(2.50) 27.73 (18.61) 49,121 .96 .91 1.88 88
(1.16) 36.84 20.05 65,565 .94 .91 1.80 74
(3.22) 31.78 1.32 73,909 .93 .92 2.82 81
(3.36) 34.48 6.55 79,371 .94 .94 1.57 92
(2.95) 35.73 .88 116,662 .93 .93 2.47 79

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
776 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 350,413
Administration fees 22,738
Distribution fees 9,805
Shareholder servicing fees 2,335
Transfer agent fees 81,098
Trustee fees 2,811
$ 469,200
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 31,497 $ 123,790 $ 146,464 $ — $ — $ 8,823 $ 228 $ —
U.S. Cash Management Fund 18,720 306,666 315,243 6 (1) 10,148 177 —
$ 50,217 $ 430,456 $ 461,707 $ 6 $ (1) $ 18,971 $ 405 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 503,945,669 $ 29,028,555 $ (7,335,498) $ 21,693,057 $ 338,686 $ (29,065,045)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 39,008,082 $ 13,145,218 $ — $ 22,598,269 $ 9,251,727 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
778 Multi-Strategy Income Fund
Multi-Strategy Income Fund
-
Class A
‡
Total
Return
1 Year (9 .54)%
5 Years 1 .68%§
Inception* 0 .88%§
Multi-Strategy Income Fund
-
Class C
Total
Return
1 Year (4 .81)%
5 Years 2 .11%§
Inception* 1 .21%§
Multi-Strategy Income Fund
-
Class M
‡‡
Total
Return
1 Year (3 .75)%
5 Years 3 .23%§
Inception* 2 .31%§
Multi-Strategy Income Fund
-
Class S
Total
Return
1 Year (3 .83)%
5 Years 3 .16%§
Inception* 2 .24%§
Multi-Strategy Income Fund
-
Class Y
Total
Return
1 Year (3 .67)%
5 Years 3 .34%§
Inception* 2 .45%§
ICE BofA Global High Yield 2% Constrained Index (USD
Hedged) **
Total
Return
1 Year 2 .72%
5 Years 6 .40%§
Inception* 5 .30%§

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Multi-Strategy Income Fund 779
The Multi-Strategy Income Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2020, the Fund had nine money managers.
What is the Fund’s investment objective?
The Fund seeks to provide a high level of current income and, as a secondary objective, long-term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class M, Class S and Class Y Shares lost 4.04%,
4.81%, 3.75%, 3.83% and 3.67%, respectively. This is compared to the Fund’s benchmark, the ICE BofA Global High Yield 2%
Constrained Index (USD Hedged), which gained 2.72% during
the same period. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind. As of October 31, 2020, the
12-month trailing distribution yield of the Fund’s Class A, Class
C, Class M, Class S and Class Y Shares was 2.41%, 2.04%,
2.70%, 2.61 and 2.77%, respectively.
The subsidized 30-day SEC yield for
each period during the fiscal year was:
For the fiscal year ended October 31, 2020, the Morningstar
®
Allocation 30% to 50% Equity Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 2.15%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year ended October 31, 2020, broad U.S. large cap equity market returns were positive on an absolute basis led by risk-on sentiment following periods of extreme volatility. With the rise in COVID-19 cases resulting in economic shutdown and recession, asset class returns were mixed in absolute terms led by
U.S. large cap equity and risky credits, while haven assets such as U.S. treasuries lagged.
Equities were the highest returning asset class, led by market leadership within U.S. large cap growth companies. With respect to regions, U.S. equities outperformed their developed non-U.S.
peers, with the Russell 3000
®
Index returning over 10%, while
the MSCI ACWI ex USA Index (Net) returned -2.61%, and
emerging market shares returned 8.25% as measured by the MSCI
Emerging Markets Index (Net). Regional return spreads were
even more significant in certain areas, for example, with U.K. and
Class A Class C
11/30/2019 3.82% 3.31%
12/31/2019 3.84% 3.33%
1/31/2020 3.84% 3.32%
2/28/2020 4.01% 3.48%
3/31/2020 4.96% 4.53%
4/30/2020 4.89% 4.46%
5/31/2020 4.84% 4.41%
6/30/2020 4.69% 4.23%
7/31/2020 4.37% 3.89%
8/31/2020 4.28% 3.80%
9/30/2020 4.38% 3.89%
10/31/2020 4.25% 3.74%
Class M Class S
11/30/2019 4.40% 4.31%
12/31/2019 4.43% 4.33%
1/31/2020 4.43% 4.33%
2/28/2020 4.62% 4.52%
3/31/2020 5.68% 5.58%
4/30/2020 5.53% 5.43%
5/31/2020 5.47% 5.38%
6/30/2020 5.33% 5.23%
7/31/2020 4.99% 4.88%
8/31/2020 4.90% 4.79%
9/30/2020 5.01% 4.91%
10/31/2020 4.86% 4.76%
Class Y
11/30/2019 4.50%
12/31/2019 4.53%
1/31/2020 4.53%
2/28/2020 4.72%
3/31/2020 5.77%
4/30/2020 5.62%
5/31/2020 5.57%
6/30/2020 5.43%
7/31/2020 5.08%
8/31/2020 4.99%
9/30/2020 5.10%
10/31/2020 4.96%

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
780 Multi-Strategy Income Fund
European ex-U.K. equities falling by approximately 11.00% and
8.00%, respectively, as measured by the MSCI United Kingdom
Index and MSCI Europe ex UK Index. Within U.S. equities, large cap equities outperformed their more cyclical small cap peers, and growth-oriented equities strongly outperformed their value peers with return spreads widening beyond historical measures.
With respect to fixed income, the fiscal year risk-on rally was slightly less obvious, as risky credits outperformed haven U.S.
treasuries, however credit risk was led by investment grade
debt, while high yield debt lagged both treasuries and the
aggregate bond universe. Investment grade debt and treasuries found support by an accommodative Federal Reserve policy,
resulting in returns of approximately 8% and 7%, respectively
(as measured by the Markit iBoxx USD Liquid Investment Grade
Index and Bloomberg Barclays U.S. Treasury Index). Securitized
and mortgage-backed securities lagged, returning only 4% and
3%, respectively (as measured by the Bloomberg Barclays U.S.
Securitized Index and Bloomberg Barclays U.S. Mortgage Backed
Securities Index). High yield credit, loans and emerging market debt underperformed as well, while the U.S. dollar fell by nearly
2%.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
In order to seek to achieve the Fund’s objective during the period,
RIM’s strategic asset allocation included global equity, high yield debt, bank loans, preferred securities, global real estate investment trusts, global infrastructure, investment grade credit and emerging market debt.
Money manager performance and RIM asset allocation decisions were both detractive with respect to benchmark relative annual returns for the fiscal year ending October 31, 2020.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to money manager performance, global equity
managers were the largest detractors, with value-oriented
managers struggling the most. Sompo Asset Management Co., Ltd.
(“Sompo”), a Japanese value manager, was the largest laggard over the period, with negative stock selection and sector allocation effects hampering excess returns. The manager struggled with respect to stock selection within consumer discretionary names, with overweights to automobile manufacturing names such as
Honda and Nissan Motors detracting. Additionally, Sompo had
negative stock selection effects within the retailing sector, with stock selection within the computer and electronics industry detracting from excess returns. Sector allocations were detractive as well, with an overweight to financials and an underweight to health care being costly.
Top money manager performance over the fiscal year came from
European growth manager Berenberg Asset Management, LLC
(“Berenberg”), who delivered positive excess returns relative to the MSCI European ex-U.K. Growth Index. The European growth
manager found success within the information technology sector, with positive stock selection effects resulting from overweights to software names. Additionally, Berenberg had success with respect to sector allocation, with overweights to information technology and consumer discretionary sectors proving fruitful.
RIM’s asset allocation decisions were detractive with respect to benchmark relative annual returns for the fiscal year ended
October 31, 2020. Regional weightings, for example an overweight to European ex-U.K. equities and an underweight to U.S.
equities, were the largest detractor, as cheaper, more attractively priced non-U.S. equities failed to outperform their U.S. peers.
Additionally, a preference for value equities over their growth peers was detractive, with growth-value return spreads widening to historic levels as large cap growth names strongly outperformed value-oriented peers. Despite these largest detractors, RIM
employed certain risk-management strategies that were beneficial to the Fund. In particular, an overweight allocation to the Fund’s long volatility manager Putnam Investment Management, LLC
was fruitful in the face of volatility, as the manager contributed positively to Fund performance despite extreme levels of market volatility. Additionally, the purchase of long put options and the use of put spreads helped to mitigate portfolio drawdown during periods of significant market losses. RIM’s currency
positioning, which was underweight U.S. dollar (“USD”) in favor of developed non-U.S. currencies, was beneficial as well. As the
USD depreciated over the period, this positioning was fruitful, helping to partially offset the negative effects related to regional positioning and preference for value equities.
During the period, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation strategies. RIM used standardized derivative contracts, such as equity index futures and treasury futures, to help efficiently implement tactical asset allocation changes. In addition, standardized call and put options were used to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was particularly additive to
Fund performance during the extreme levels of volatility seen

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Multi-Strategy Income Fund 781
in the first quarter of 2020 as COVID-19 resulted in economic shutdown and broad market equities dramatically fell.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along geographic, factor and industry dimensions, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. The Fund’s active positioning strategy provided
exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. The strategy outperformed relative to the Fund’s benchmark for the one-year period. Strong performance was due to significant exposure to U.S. equities and low volatility securities. Furthermore, exposure to utilities stocks proved fruitful, as the defensive high dividend-yielding sector was one of the top performing sectors over the year.
Describe any changes to the Fund’s structure or the money
manager line-up.
In December 2019, RIM terminated DDJ Capital Management,
LLC and reallocated assets among the Fund's existing money
managers and strategies.
In May 2020, RIM terminated Janus Capital Management LLC
and Perkins Investment Management, LLC and Invesco Advisers,
Inc. and hired Berenberg Asset Management, LLC. The objective of this change was to improve the Fund’s excess return potential.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Berenberg Asset Management, LLC
European Equities
Boston Partners Global Investors, Inc.
Global Equities
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited
Global Listed Real
Estate Securities,
Global Listed
Infrastructure,
Preferred Securities
First Eagle Alternative Credit, LLC (formerly,
THL Credit Advisors, LLC)
Bank Loans
GLG LLC Emerging Markets
Debt
Kopernik Global Investors, LLC
Global Equities
Oaktree Capital Management, L.P.
Convertibles
Putnam Investment Management, LLC Mortgages
Sompo Asset Management, Co., Ltd. Japan Equities
* Assumes initial investment on May 1, 2015.
** The ICE BofA Global High Yield 2% Constrained Index (USD Hedged) contains all securities in the ICE BofA Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
782 Multi-Strategy Income Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,034.80 $ 1,020.01
Expenses Paid During Period* $ 5.22 $ 5.18
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,029.80 $ 1,016.24
Expenses Paid During Period* $ 9.03 $ 8.97
* Expenses are equal to the Fund's annualized expense ratio of 1.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,036.80 $ 1,021.77
Expenses Paid During Period* $ 3.43 $ 3.40
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
Multi-Strategy Income Fund 783
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,035.40 $ 1,021.27
Expenses Paid During Period* $ 3.94 $ 3.91
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,037.00 $ 1,022.27
Expenses Paid During Period* $ 2.92 $ 2.90
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
784 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 33.0%
Corporate Bonds and Notes - 9.9%
Air Transport Services Group, Inc.
1.125% due 10/15/24
179
197
Allegheny Technologies, Inc.
4.750% due 07/01/22
209
222
AMAG Pharmaceuticals, Inc.
3.250% due 06/01/22
303
302
American International Group, Inc.
8.175% due 05/15/58 (USD 3
Month LIBOR + 4.195%)(Ê)
415
587
Series A-9
5.750% due 04/01/48 (USD 3
Month LIBOR + 2.868%)(Ê)
183
205
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22
1,198
1,129
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.266%)(Ê)(Þ)
122
121
Arbor Realty Trust, Inc.
4.750% due 11/01/22
1,858
1,749
Ares Capital Corp.
4.625% due 03/01/24
1,372
1,422
Assurant, Inc.
7.000% due 03/27/48 (USD 3
Month LIBOR + 4.135%)(Ê)
260
283
Atlas Air Worldwide Holdings, Inc.
2.250% due 06/01/22
445
473
Avaya Holdings Corp.
2.250% due 06/15/23
549
536
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.186%)(Ê)
270
273
Bank of America Corp.
Series AA
6.100% due 12/31/49 (USD 3
Month LIBOR + 3.898%)(Ê)(ƒ)
509
562
Series FF
5.875% due 12/31/99 (USD 3
Month LIBOR + 2.931%)(Ê)(ƒ)
516
555
Series X
6.250% due 09/29/49 (USD 3
Month LIBOR + 3.705%)(Ê)(ƒ)
573
623
Series Z
6.500% due 12/31/49 (USD 3
Month LIBOR + 4.174%)(Ê)(ƒ)
301
337
Bank of New York Mellon Corp. (The)
Series G
4.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.358%)(Ê)(ƒ)
233
249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series H
3.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.352%)(Ê)(ƒ)
330
327
Benefitfocus, Inc.
1.250% due 12/15/23
531
443
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22
1,055
1,029
Boingo Wireless, Inc.
1.000% due 10/01/23
259
225
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47
363
352
CalAmp Corp.
2.000% due 08/01/25
365
297
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.971%)(Ê)(ƒ)
613
671
Chefs' Warehouse Holdings, Inc.
1.875% due 12/01/24 (Þ)
396
301
Citigroup, Inc.
5.950% due 07/31/49 (USD 3
Month LIBOR + 4.068%)(Ê)(ƒ)
143
148
5.900% due 12/29/49 (USD 3
Month LIBOR + 4.230%)(Ê)(ƒ)
250
259
Series P
5.950% due 12/31/49 (USD 3
Month LIBOR + 3.905%)(Ê)(ƒ)
305
320
Series Q
4.375% due 12/31/49 (USD 3
Month LIBOR + 4.095%)(Ê)(ƒ)
166
163
Series T
6.250% due 12/29/49 (USD 3
Month LIBOR + 4.517%)(Ê)(ƒ)
560
626
Series U
5.000% due 12/31/99 (SOFR +
3.813%)(Ê)(ƒ)
163
164
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.313%)(Ê)(ƒ)
159
169
CMS Energy Corp.
4.750% due 06/01/50 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.116%)(Ê)
395
422
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3
Month LIBOR + 4.660%)(Ê)(ƒ)
330
350
Colony Capital, Inc.
5.000% due 04/15/23
1,075
1,054

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 785
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comerica, Inc.
5.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.291%)(Ê)(ƒ)
216
231
Discover Financial Services
Series D
6.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.783%)(Ê)(ƒ)
80
86
DISH Network Corp.
2.375% due 03/15/24
1,293
1,161
Dominion Energy, Inc.
Series B
4.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.993%)(Ê)(ƒ)
130
133
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ)
300
438
Duke Energy Corp.
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.388%)(Ê)(ƒ)
155
164
Energy Transfer Operating, LP
Series G
7.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.306%)(Ê)(ƒ)
33
27
Enstar Finance LLC
5.750% due 09/01/40 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.468%)(Ê)
195
198
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.736%)(Ê)(ƒ)
410
422
Evolent Health, Inc.
2.000% due 12/01/21
769
730
Exantas Capital Corp.
4.500% due 08/15/22
525
457
EZCorp, Inc.
2.375% due 05/01/25
1,035
781
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.415%)(Ê)(ƒ)(Þ)
275
296
Fifth Third Bancorp
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series L
4.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.215%)(Ê)(ƒ)
96
97
FireEye, Inc.
Series B
1.625% due 06/01/35
1,145
1,116
Flexion Therapeutics, Inc.
3.375% due 05/01/24
255
213
Fortive Corp.
0.875% due 02/15/22 (Þ)
1,363
1,354
General Electric Co.
Series D
5.000% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ)
205
168
General Motors Financial Co., Inc.
Series C
5.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.997%)(Ê)(ƒ)
120
124
Golar LNG, Ltd.
2.750% due 02/15/22
552
436
Goldman Sachs BDC, Inc.
4.500% due 04/01/22
513
521
Goldman Sachs Group, Inc. (The)
Series Q
5.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.623%)(Ê)(ƒ)(Ñ)
145
156
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ)
718
683
Green Plains, Inc.
4.125% due 09/01/22
723
686
Greenbrier Cos., Inc.
2.875% due 02/01/24
1,576
1,422
Guess?, Inc.
2.000% due 04/15/24 (Þ)
659
536
HCI Group, Inc.
4.250% due 03/01/37
397
394
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22
901
849
Herbalife Nutrition, Ltd.
2.625% due 03/15/24
975
970
Hercules Capital, Inc.
4.375% due 02/01/22
1,147
1,160
High Ridge Brands Co.
8.875% due 03/15/25 (~)(Ê)(Þ)(Ø)
1,640
33
Hope Bancorp, Inc.
2.000% due 05/15/38
1,519
1,328
HSBC Capital Funding, LP
10.176% due 12/29/49 (USD 3
Month LIBOR + 4.980%)(Ê)(ƒ)(Þ)
325
551
Huntington Bancshares, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
786 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series F
5.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
4.945%)(Ê)(ƒ)
152
170
Series G
4.450% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 7 Year +
4.045%)(Ê)(ƒ)
394
392
Insmed, Inc.
1.750% due 01/15/25
225
248
Invacare Corp.
5.000% due 11/15/24
531
499
j2 Global, Inc.
1.750% due 11/01/26 (Þ)
693
620
JPMorgan Chase & Co.
Series FF
5.000% due 12/31/99 (SOFR +
3.380%)(Ê)(ƒ)
327
327
Series S
6.750% due 01/29/49 (USD 3
Month LIBOR + 3.780%)(Ê)(ƒ)
444
485
Series U
6.125% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ)
175
182
Series X
6.100% due 12/31/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ)
550
578
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23
1,409
1,381
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99(Þ)
185
172
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23
1,431
1,301
Limelight Networks, Inc.
3.500% due 08/01/25
235
194
Live Nation Entertainment, Inc.
2.000% due 02/15/25
1,064
924
Macquarie Infrastructure Corp.
2.000% due 10/01/23
1,341
1,219
Markel Corp.
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.662%)(Ê)(ƒ)
175
186
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ)
700
966
MetLife, Inc.
9.250% due 04/08/38 (Þ)
425
612
10.750% due 08/01/39
396
644
Series D
5.875% due 12/31/99 (USD 3
Month LIBOR + 2.959%)(Ê)(ƒ)
143
159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series G
3.850% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.576%)(Ê)(ƒ)
430
431
MGIC Investment Corp.
9.000% due 04/01/63 (Þ)
1,100
1,416
Momo, Inc.
1.250% due 07/01/25
659
532
Morgan Stanley
Series J
4.047% due 12/31/49 (USD 3
Month LIBOR + 3.810%)(Ê)(ƒ)
96
94
New Mountain Finance Corp.
5.750% due 08/15/23
1,106
1,107
New Relic, Inc.
0.500% due 05/01/23
912
878
New York Mortgage Trust, Inc.
6.250% due 01/15/22 (Ñ)
223
214
Newpark Resources, Inc.
4.000% due 12/01/21
270
238
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3
Month LIBOR + 3.156%)(Ê)
260
293
Nutanix, Inc.
4.898% due 01/15/23 (Þ)
1,035
994
One Call Corp.
Series 144a
7.500% due 07/01/24 (Þ)
8,480
8,481
Paratek Pharmaceuticals, Inc.
4.750% due 05/01/24
109
87
PartnerRe Finance B LLC
4.500% due 10/01/50 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.815%)(Ê)
200
200
Patrick Industries, Inc.
1.000% due 02/01/23
868
845
Pluralsight, Inc.
0.375% due 03/01/24 (Þ)
1,387
1,201
Prudential Financial, Inc.
5.625% due 06/15/43 (USD 3
Month LIBOR + 3.920%)(Ê)
511
545
3.700% due 10/01/50 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.035%)(Ê)
170
174
Series XW7
5.200% due 03/15/44 (USD 3
Month LIBOR + 3.040%)(Ê)
300
314
Pure Storage, Inc.
0.125% due 04/15/23
159
155
Quotient Technology, Inc.
1.750% due 12/01/22
734
722
Regions Financial Corp.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 787
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series D
5.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.430%)(Ê)(ƒ)
90
96
Retrophin, Inc.
2.500% due 09/15/25
820
720
RWT Holdings, Inc.
5.750% due 10/01/25
797
706
SBL Holdings LLC
7.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.580%)(Ê)(ƒ)(Þ)
140
116
SEACOR Holdings, Inc.
2.500% due 12/15/27
168
149
Sempra Energy
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.550%)(Ê)(ƒ)
595
619
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.733%)(Ê)
315
320
Starwood Property Trust, Inc.
4.375% due 04/01/23
1,190
1,145
SunPower Corp.
4.000% due 01/15/23
670
704
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23
731
675
Team, Inc.
5.000% due 08/01/23
210
177
Teva Pharmaceutical Industries, Ltd.
Series C
0.250% due 02/01/26
988
970
Truist Financial Corp.
Series M
5.125% due 12/31/99 (USD 3
Month LIBOR + 2.786%)(Ê)(ƒ)
305
311
Series N
4.800% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.003%)(Ê)(ƒ)
341
344
Series P
4.950% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.605%)(Ê)(ƒ)
409
434
Series Q
5.100% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
4.349%)(Ê)(ƒ)
590
646
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turning Point Brands, Inc.
2.500% due 07/15/24
840
820
Two Harbors Investment Corp.
6.250% due 01/15/22
880
875
United States Steel Corp.
5.000% due 11/01/26
316
285
Veeco Instruments, Inc.
2.700% due 01/15/23
600
561
Vishay Intertechnology, Inc.
2.250% due 06/15/25
997
974
Vonage Holdings Corp.
1.750% due 06/01/24 (Þ)
857
835
Voya Financial, Inc.
5.650% due 05/15/53 (USD 3
Month LIBOR + 3.580%)(Ê)
300
309
Wells Fargo & Co.
5.950% due 12/15/36
455
590
Series B
7.950% due 11/15/29
114
151
Series U
5.875% due 12/31/49 (USD 3
Month LIBOR + 3.990%)(Ê)(ƒ)
311
334
Western Digital Corp.
1.500% due 02/01/24 (Þ)
1,581
1,509
WisdomTree Investments, Inc.
4.250% due 06/15/23
594
586
81,207
International Debt - 4.2%
ams AG
0.875% due 09/28/22
1,400
1,288
Aphria, Inc.
5.250% due 06/01/24
1,331
1,068
AXA SA
8.600% due 12/15/30
190
293
6.379% due 12/29/49 (USD 3
Month LIBOR + 2.256%)(Ê)(ƒ)(Þ)
400
546
Banco Bilbao Vizcaya Argentaria SA
Series 9
6.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.192%)(Ê)(ƒ)
200
197
Banco Santander SA
7.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.989%)(Ê)(ƒ)
200
208
Bank of China (Hong Kong), Ltd.
5.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.036%)(Ê)(ƒ)(Þ)
600
640
Bank of Nova Scotia (The)
4.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.551%)(Ê)(ƒ)
320
334

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
788 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barclays PLC
7.875% due 12/31/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
6.772%)(Ê)(ƒ)
400
412
8.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.672%)(Ê)(ƒ)
200
215
BNP Paribas SA
6.750% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
4.916%)(Ê)(ƒ)(Þ)
200
205
7.195% due 12/31/49 (USD 3
Month LIBOR + 1.290%)(Ê)(ƒ)(Þ)
300
319
6.625% due 12/31/99 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
4.149%)(Ê)(ƒ)(Þ)
200
212
7.000% due 12/31/99 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
3.980%)(Ê)(ƒ)(Þ)
400
460
Series 144a
7.375% due 12/31/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
5.150%)(Ê)(ƒ)(Þ)
700
781
BP Capital Markets PLC
4.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.036%)(Ê)(ƒ)
220
227
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.398%)(Ê)(ƒ)
1,194
1,253
Credit Agricole SA
7.875% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
4.898%)(Ê)(ƒ)(Þ)
200
220
8.125% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
6.185%)(Ê)(ƒ)(Þ)
800
939
6.875% due 12/31/99 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
4.319%)(Ê)(ƒ)(Þ)
200
214
Credit Suisse Group AG
7.125% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
5.108%)(Ê)(ƒ)
400
416
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 12/31/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
4.598%)(Ê)(ƒ)(Þ)
200
217
5.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.889%)(Ê)(ƒ)(Þ)
400
403
6.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.822%)(Ê)(ƒ)(Þ)
500
537
7.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.332%)(Ê)(ƒ)(Þ)
400
433
Series 144a
7.500% due 12/31/99 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
4.600%)(Ê)(ƒ)(Þ)
1,000
1,059
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 10/29/49 (USD 3
Month LIBOR + 3.680%)(Ê)(ƒ)(Þ)
300
334
4.000% due 12/29/49 (USD 3
Month LIBOR + 3.660%)(Ê)(ƒ)(Þ)
200
217
7.250% due 12/29/49 (USD 3
Month LIBOR + 4.560%)(Ê)(ƒ)(Þ)
250
261
DNB Bank ASA
6.500% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
5.080%)(Ê)(ƒ)
200
206
Emera, Inc.
Series 16-A
6.750% due 06/15/76 (USD 3
Month LIBOR + 5.440%)(Ê)
894
990
Enbridge, Inc.
6.250% due 03/01/78 (USD 3
Month LIBOR + 3.641%)(Ê)
294
297
Series 16-A
6.000% due 01/15/77 (USD 3
Month LIBOR + 3.890%)(Ê)
477
475
Series 20-A
5.750% due 07/15/80 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.314%)(Ê)
480
489
Enel SpA
8.750% due 09/24/73 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
5.880%)(Ê)(Þ)
450
520
Fukoku Mutual Life Insurance Co.
6.500% due 09/29/49 (USD 3
Month LIBOR + 4.370%)(Ê)(ƒ)
450
503
Ghana Government International Bond
Series REGS
7.875% due 08/07/23
25
26

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 789
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hanwha Life Insurance Co., Ltd.
4.700% due 04/23/48 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.000%)(Ê)(ƒ)(Þ)
200
205
HSBC Holdings PLC
6.375% due 12/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
4.368%)(Ê)(ƒ)
400
417
6.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
3.606%)(Ê)(ƒ)
200
214
ING Groep NV
6.500% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
4.446%)(Ê)(ƒ)
400
424
5.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.342%)(Ê)(ƒ)
400
417
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
5.462%)(Ê)(ƒ)(Þ)
200
211
Jazz Investments I, Ltd.
1.500% due 08/15/24
265
270
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24
140
153
Liberty Latin America, Ltd.
2.000% due 07/15/24
690
602
Lloyds Banking Group PLC
7.500% due 04/30/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
4.760%)(Ê)(ƒ)
400
422
Marriott Vacations Worldwide Corp.
1.500% due 09/15/22
1,289
1,267
Mitsui Sumitomo Insurance Co., Ltd.
4.950% due 12/31/99 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
3.256%)(Ê)(ƒ)(Þ)
400
477
Natwest Group PLC
8.000% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
5.720%)(Ê)(ƒ)
200
224
8.625% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
7.598%)(Ê)(ƒ)
200
206
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.625%)(Ê)(ƒ)
200
207
Nippon Life Insurance Co.
5.100% due 10/16/44 (USD ICE
Swap Rate NY 5 Year Rate +
3.650%)(Ê)(Þ)
300
335
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate +
3.750%)(Ê)(Þ)
300
336
3.400% due 01/23/50 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.612%)(Ê)(Þ)
400
429
Nordea Bank AB
6.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.110%)(Ê)(ƒ)(Þ)
200
224
Pretium Resources, Inc.
2.250% due 03/15/22
805
857
QBE Insurance Group, Ltd.
5.875% due 06/17/46 (USD ICE
Swap Rate NY 10 Year Rate +
4.395%)(Ê)
406
443
5.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.513%)(Ê)(ƒ)(Þ)
200
214
Scentre Group Trust 2
4.750% due 09/24/80 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.379%)(Ê)(Þ)
300
294
Scentre Group Trust 3
Series 144a
5.125% due 09/24/80 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.685%)(Ê)(Þ)
500
491
Scorpio Tankers, Inc.
3.000% due 05/15/22 (Ñ)
256
235
Societe Generale SA
7.375% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
6.238%)(Ê)(ƒ)(Þ)
200
205
7.875% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
4.979%)(Ê)(ƒ)(Ñ)(Þ)
600
640
8.000% due 12/31/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.873%)(Ê)(ƒ)(Þ)
200
225

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
790 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 12/31/99 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
3.929%)(Ê)(ƒ)(Þ)
400
421
Standard Chartered PLC
7.500% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
6.301%)(Ê)(ƒ)(Þ)
200
207
7.750% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
5.723%)(Ê)(ƒ)(Þ)
200
213
Svenska Handelsbanken AB
4.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.048%)(Ê)(ƒ)
200
205
Swiss Re Finance (Luxembourg) SA
5.000% due 04/02/49 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.582%)(Ê)(Þ)
400
459
TransCanada Trust
5.500% due 09/15/79 (USD 3
Month LIBOR + 4.154%)(Ê)
640
656
Series 16-A
5.875% due 08/15/76 (USD 3
Month LIBOR + 4.640%)(Ê)
938
997
UBS Group Funding Switzerland AG
6.875% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
6 Month LIBOR] 5 Year Rate +
4.590%)(Ê)(ƒ)
400
441
7.125% due 12/29/49 (USD
Swap Semiannual 30/360 [versus
6 Month LIBOR] 5 Year Rate +
5.883%)(Ê)(ƒ)
200
205
7.000% due 12/31/99 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
4.344%)(Ê)(ƒ)(Þ)
400
431
UniCredit SpA
8.000% due 04/03/49 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
5.180%)(Ê)(ƒ)
200
210
VIVAT NV
6.250% due 12/31/99 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
4.174%)(Ê)(ƒ)
400
404
Vodafone Group PLC
7.000% due 04/04/79 (USD
Swap Semiannual 30/360 [versus
3 Month LIBOR] 5 Year Rate +
4.873%)(Ê)
460
546
Weibo Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.250% due 11/15/22
727
702
34,155
Loan Agreements - 0.0%
AP Exhaust Acquisition LLC Term Loan
11.000% due 07/24/25 (USD 2
Month LIBOR  + 10.000%)(Ê)(Š)
94
102
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š)
109
—
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š)
138
—
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(Š)
25
11
ECI Macola/Max Holding LLC 2nd Lien
Term Loan
9.000% due 09/29/25 (USD 1
Month LIBOR + 8.000%)(Ê)
183
181
294
Mortgage-Backed Securities - 15.5%
Fannie Mae
4.500% due 2049
42
46
5.000% due 2049
74
83
30 Year TBA(Ï)
1.500%
10,000
10,041
2.000%
4,000
4,115
3.500%
18,000
19,009
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C01 Class 2M2
7.118% due 08/25/28 (USD 1
Month LIBOR + 6.950%)(Ê)
299
322
Series 2016-C03 Class 1M2
5.468% due 10/25/28 (USD 1
Month LIBOR + 5.300%)(Ê)
90
95
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (USD 1
Month LIBOR + 6.400%)(Ê)
402
83
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40
1,972
391
Series 2010-140 Class GS
Interest Only STRIP
5.832% due 07/25/39 (USD 1
Month LIBOR + 6.000%)(Ê)
843
41
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40
201
2
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1
Month LIBOR + 5.900%)(Ê)
1,619
294

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 791
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (USD 1
Month LIBOR + 6.000%)(Ê)
3,944
367
Series 2012-19 Class S
Interest Only STRIP
5.782% due 03/25/42 (USD 1
Month LIBOR + 5.950%)(Ê)
3,561
674
Series 2012-36 Class SN
Interest Only STRIP
6.282% due 04/25/42 (USD 1
Month LIBOR + 6.450%)(Ê)
739
132
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40
1,272
68
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41
693
46
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (USD 1
Month LIBOR + 6.050%)(Ê)
1,214
236
Series 2012-104 Class QI
Interest Only STRIP
4.500% due 05/25/42
1,646
187
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (USD 1
Month LIBOR + 7.200%)(Ê)
1,400
315
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41
1,514
60
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42
702
26
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (USD 1
Month LIBOR + 6.200%)(Ê)
291
14
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34
1,299
279
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41
953
50
Series 2013-90 Class SD
Interest Only STRIP
6.432% due 09/25/43 (USD 1
Month LIBOR + 6.600%)(Ê)
887
186
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (USD 1
Month LIBOR + 5.950%)(Ê)
1,444
337
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45
825
143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45
910
152
Series 2015-66 Class AS
Interest Only STRIP
6.082% due 09/25/45 (USD 1
Month LIBOR + 6.250%)(Ê)
2,282
450
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45
1,806
374
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33
1,799
275
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (USD 1
Month LIBOR + 6.050%)(Ê)
3,728
743
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46
838
83
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (USD 1
Month LIBOR + 6.000%)(Ê)
1,920
447
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (USD 1
Month LIBOR + 6.100%)(Ê)
3,449
677
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (USD 1
Month LIBOR + 6.100%)(Ê)
2,065
376
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40
1,234
38
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46
1,072
60
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47
1,246
113
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47
1,080
85
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46
629
25
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47
3,419
571
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47
553
37
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46
1,157
203

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
792 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47
1,272
75
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (USD 1
Month LIBOR + 6.220%)(Ê)
1,973
326
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38
726
87
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48
511
76
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47
1,730
253
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48
2,691
578
Series 2018-38 Class SP
Interest Only STRIP
6.032% due 06/25/48 (USD 1
Month LIBOR + 6.200%)(Ê)
3,232
487
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (USD 1
Month LIBOR + 6.250%)(Ê)
3,190
669
Series 2018-73 Class MS
Interest Only STRIP
6.032% due 10/25/48 (USD 1
Month LIBOR + 6.200%)(Ê)
4,520
936
Series 2018-92 Class BI
Interest Only STRIP
5.000% due 01/25/49
1,728
316
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (USD 1
Month LIBOR + 6.150%)(Ê)
1,753
286
Series 2019-1 Class KI
Interest Only STRIP
4.500% due 02/25/49
1,439
83
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49
1,361
67
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49
1,661
128
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
2,773
400
Series 2019-28 Class S
Interest Only STRIP
5.882% due 06/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
2,118
311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
2,750
401
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
2,012
313
Series 2019-50 Class SN
Interest Only STRIP
5.878% due 09/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
3,544
477
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
3,092
535
Series 2019-71 Class CS
Interest Only STRIP
5.832% due 11/25/49 (USD 1
Month LIBOR + 6.000%)(Ê)
1,001
264
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
4,349
704
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50
4,533
518
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50
3,429
404
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50
4,106
625
Series 2020-5012 Class BI
Interest Only STRIP
4.000% due 09/25/50
7,490
913
Fannie Mae Strips
Series 2009-397 Class 2
Interest Only STRIP
5.000% due 09/25/39
1,407
236
Series 2010-404 Class 2
Interest Only STRIP
4.500% due 05/25/40
1,073
170
Series 2016-422 Class C12
Interest Only STRIP
4.000% due 12/25/45
1,281
182
Freddie Mac
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39
2,041
454
Freddie Mac REMICS
Interest Only STRIP
3.000% due 10/25/50
5,699
728
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39
163
6

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 793
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-3852 Class SC
Interest Only STRIP
6.465% due 04/15/40 (USD 1
Month LIBOR + 6.650%)(Ê)
985
117
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26
1,085
51
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (USD 1
Month LIBOR + 6.500%)(Ê)
2,906
555
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (USD 1
Month LIBOR + 6.550%)(Ê)
1,427
174
Series 2012-3984 Class DS
Interest Only STRIP
5.765% due 01/15/42 (USD 1
Month LIBOR + 5.950%)(Ê)
1,218
221
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (USD 1
Month LIBOR + 6.500%)(Ê)
1,160
226
Series 2012-4033 Class SC
Interest Only STRIP
6.365% due 10/15/36 (USD 1
Month LIBOR + 6.550%)(Ê)
731
37
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (USD 1
Month LIBOR + 6.700%)(Ê)
440
41
Series 2012-4077 Class IK
Interest Only STRIP
5.000% due 07/15/42
828
137
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39
746
29
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42
881
102
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41
1,809
68
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1
Month LIBOR + 6.100%)(Ê)
2,472
433
Series 2013-4267 Class CS
Interest Only STRIP
5.865% due 05/15/39 (USD 1
Month LIBOR + 6.050%)(Ê)
565
14
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43
514
27
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43
1,037
131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-4386 Class LI
Interest Only STRIP
4.000% due 02/15/43
952
87
Series 2014-4403 Class CI
Interest Only STRIP
4.000% due 10/15/44
678
59
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45
790
87
Series 2015-4451 Class CI
Interest Only STRIP
7.000% due 03/15/45
1,073
246
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44
896
130
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40
430
2
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40
1,270
51
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê)
1,098
210
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45
644
41
Series 2016-4568 Class MI
Interest Only STRIP
4.000% due 04/15/46
821
57
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46
572
51
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (USD 1
Month LIBOR + 6.100%)(Ê)
2,039
362
Series 2016-4601 Class PI
Interest Only STRIP
4.500% due 12/15/45
770
93
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46
1,116
97
Series 2016-4629 Class GI
Interest Only STRIP
3.500% due 11/15/45
857
42
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46
1,098
100
Series 2017-4656 Class AI
Interest Only STRIP
3.000% due 09/15/37
271
1
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40
276
3

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
794 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4662 Class CI
Interest Only STRIP
3.500% due 01/15/42
568
8
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42
611
12
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47
593
47
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42
276
4
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47
526
33
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47
1,113
83
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (USD 1
Month LIBOR + 6.200%)(Ê)
1,467
238
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48
2,281
404
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48
1,111
76
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (USD 1
Month LIBOR + 6.200%)(Ê)
2,250
356
Series 2018-4813 Class IO
Interest Only STRIP
5.500% due 08/15/48
1,750
312
Series 2019-4900 Class SH
Interest Only STRIP
5.898% due 07/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
5,171
656
Series 2019-4922 Class SB
Interest Only STRIP
5.865% due 04/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
1,493
166
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (USD 1
Month LIBOR + 6.000%)(Ê)
1,675
260
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50
3,233
516
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (USD 1
Month LIBOR + 6.050%)(Ê)
2,515
419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50
4,052
402
Series 2020-5011 Class SA
Interest Only STRIP
6.089% due 09/25/50 (USD 1
Month LIBOR + 6.250%)(Ê)
3,950
795
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50
4,814
578
Series 2020-5023 Class TS
Interest Only STRIP
6.094% due 10/25/50 (USD 1
Month LIBOR + 6.250%)(Ê)
3,607
732
Ginnie Mae II
3.500% due 2049
107
116
5.000% due 2049
143
158
5.500% due 2049
32
36
5.000% due 2050
60
66
30 Year TBA(Ï)
4.000%
1,000
1,063
Ginnie Mae REMICS
Class AI
Interest Only STRIP
3.500% due 01/20/39
413
5
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39
549
74
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39
737
121
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40
4,121
760
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40
1,757
255
Series 2010-134 Class ES
Interest Only STRIP
5.810% due 11/20/39 (USD 1
Month LIBOR + 6.000%)(Ê)
513
28
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê)
2,560
148
Series 2010-H20 Class IF
Interest Only STRIP
1.415% due 10/20/60 (~)(Ê)
1,265
58
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê)
2,059
110
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (USD 1
Month LIBOR + 6.050%)(Ê)
2,486
477

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 795
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (USD 1
Month LIBOR + 6.000%)(Ê)
525
33
Series 2011-70 Class WI
Interest Only STRIP
4.660% due 12/20/40 (USD 1
Month LIBOR + 4.850%)(Ê)
4,216
573
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40
1,585
283
Series 2011-148 Class SN
Interest Only STRIP
6.495% due 11/16/41 (USD 1
Month LIBOR + 6.690%)(Ê)
852
198
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42
330
55
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42
1,563
216
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê)
6,102
242
Series 2012-H10 Class AI
Interest Only STRIP
1.170% due 12/20/61 (~)(Ê)
5,961
187
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê)
6,662
370
Series 2012-H23 Class WI
Interest Only STRIP
1.528% due 10/20/62 (~)(Ê)
2,029
82
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37
1,079
48
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43
3,126
470
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43
583
72
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43
2,176
277
Series 2013-182 Class SY
Interest Only STRIP
5.910% due 12/20/43 (USD 1
Month LIBOR + 6.100%)(Ê)
763
142
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê)
1,785
74
Series 2013-H15 Class CI
Interest Only STRIP
1.719% due 07/20/63 (~)(Ê)
3,165
111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-H24 Class AI
Interest Only STRIP
1.415% due 09/20/63 (~)(Ê)
1,718
64
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28
1,380
90
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (USD 1
Month LIBOR + 6.100%)(Ê)
777
146
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41
663
23
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (USD 1
Month LIBOR + 6.200%)(Ê)
1,185
308
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44
1,702
322
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28
1,089
35
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44
1,055
212
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44
2,022
193
Series 2014-H09 Class AI
Interest Only STRIP
1.392% due 01/20/64 (~)(Ê)
7,097
263
Series 2014-H13 Class BI
Interest Only STRIP
1.525% due 05/20/64 (~)(Ê)
9,236
395
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê)
3,502
265
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê)
1,872
121
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê)
4,334
277
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê)
4,087
263
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45
658
94
Series 2015-40 Class KI
Interest Only STRIP
4.000% due 07/20/44
2,054
231

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
796 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45
999
164
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45
827
76
Series 2015-131 Class BI
Interest Only STRIP
3.500% due 06/20/41
757
20
Series 2015-133 Class MI
Interest Only STRIP
3.000% due 05/20/44
640
24
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39
484
12
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43
733
58
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40
1,161
70
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41
1,696
95
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45
1,144
199
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45
2,330
409
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê)
2,357
159
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê)
552
36
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê)
1,450
105
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê)
2,394
174
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê)
1,055
88
Series 2015-H18 Class IA
Interest Only STRIP
1.812% due 06/20/65 (~)(Ê)
645
38
Series 2015-H22 Class HI
Interest Only STRIP
2.058% due 08/20/65 (~)(Ê)
3,197
286
Series 2015-H24 Class BI
Interest Only STRIP
1.585% due 08/20/65 (~)(Ê)
1,673
62
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê)
1,340
89
Series 2015-H26 Class GI
Interest Only STRIP
1.770% due 10/20/65 (~)(Ê)
771
55
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê)
2,309
138
Series 2016-29 Class IO
Interest Only STRIP
4.000% due 02/16/46
1,037
142
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46
1,307
211
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45
1,320
98
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (USD 1
Month LIBOR + 6.150%)(Ê)
970
94
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44
2,662
198
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43
539
7
Series 2016-135 Class PI
Interest Only STRIP
4.000% due 05/20/46
1,139
143
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46
1,337
215
Series 2016-164 Class IO
Interest Only STRIP
6.500% due 12/20/46
1,212
227
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê)
5,406
416
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê)
2,059
103
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê)
2,126
187
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê)
3,175
329
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê)
3,247
126
Series 2016-H17 Class DI
Interest Only STRIP
2.317% due 07/20/66 (~)(Ê)
4,334
371

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 797
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H18 Class QI
Interest Only STRIP
3.324% due 06/20/66 (~)(Ê)
2,469
258
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 07/26/29 (~)(Ê)
8,213
783
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê)
1,858
133
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê)
6,125
668
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê)
2,105
221
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê)
2,234
249
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê)
3,660
366
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46
577
30
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40
1,528
170
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47
2,910
531
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47
486
84
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41
2,035
357
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47
646
117
Series 2017-57 Class AI
Interest Only STRIP
4.000% due 06/20/45
657
62
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44
2,628
127
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44
1,468
111
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47
481
92
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47
1,738
221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46
633
51
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47
1,326
302
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46
1,067
51
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46
832
64
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47
825
99
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47
946
157
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47
1,836
108
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45
2,228
364
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47
1,217
41
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47
743
122
Series 2017-165 Class IM
Interest Only STRIP
3.500% due 11/20/47
346
16
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47
416
82
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê)
1,432
154
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê)
4,773
463
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê)
7,409
858
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê)
6,701
798
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê)
2,648
356
Series 2017-H03 Class KI
Interest Only STRIP
2.937% due 01/20/67 (~)(Ê)
1,440
170

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
798 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê)
9,295
947
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê)
6,426
717
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê)
5,804
575
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê)
7,288
517
Series 2017-H06 Class EI
Interest Only STRIP
1.561% due 02/20/67 (~)(Ê)
5,874
359
Series 2017-H06 Class MI
Interest Only STRIP
2.244% due 02/20/67 (~)(Ê)
2,307
242
Series 2017-H08 Class DI
Interest Only STRIP
2.755% due 02/20/67 (~)(Ê)
4,779
669
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê)
4,003
432
Series 2017-H08 Class GI
Interest Only STRIP
2.583% due 02/20/67 (~)(Ê)
1,374
171
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê)
6,050
591
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê)
3,386
255
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê)
7,294
621
Series 2017-H14 Class DI
Interest Only STRIP
1.679% due 06/20/67 (~)(Ê)
1,305
83
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê)
2,276
257
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê)
4,342
436
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê)
4,665
295
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê)
6,093
477
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê)
9,312
958
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê)
3,458
263
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê)
4,986
396
Series 2017-H16 Class IG
Interest Only STRIP
1.825% due 07/20/67 (~)(Ê)
5,047
378
Series 2017-H16 Class IO
Interest Only STRIP
1.905% due 08/20/67 (~)(Ê)
3,456
375
Series 2017-H16 Class JI
Interest Only STRIP
2.108% due 08/20/67 (~)(Ê)
3,440
371
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê)
1,445
183
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê)
3,690
393
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê)
4,335
370
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê)
10,826
1,130
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê)
3,241
342
Series 2017-H20 Class JI
Interest Only STRIP
1.668% due 09/20/67 (~)(Ê)
3,613
395
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê)
8,298
596
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê)
6,583
734
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê)
2,380
277
Series 2017-H23 Class KI
Interest Only STRIP
1.654% due 11/20/67 (~)(Ê)
10,508
651
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê)
4,661
467
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48
2,599
404
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (USD 1
Month LIBOR + 6.200%)(Ê)
3,050
446

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 799
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45
2,152
284
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (USD 1
Month LIBOR + 6.200%)(Ê)
4,336
623
Series 2018-91 Class SJ
Interest Only STRIP
6.060% due 07/20/48 (USD 1
Month LIBOR + 6.250%)(Ê)
3,387
513
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42
225
14
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45
2,417
182
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45
2,521
305
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê)
1,602
182
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê)
3,065
236
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê)
5,633
439
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê)
3,123
364
Series 2018-H02 Class IM
Interest Only STRIP
2.338% due 02/20/68 (~)(Ê)
3,814
466
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê)
5,214
392
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê)
4,503
307
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê)
2,114
246
Series 2018-H04 Class MI
Interest Only STRIP
1.837% due 03/20/68 (~)(Ê)
6,223
399
Series 2018-H05 Class BI
Interest Only STRIP
2.563% due 02/20/68 (~)(Ê)
3,025
356
Series 2018-H05 Class ID
Interest Only STRIP
2.501% due 03/20/68 (~)(Ê)
2,376
311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê)
7,378
838
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê)
4,637
319
Series 2018-H06 Class KI
Interest Only STRIP
3.058% due 04/20/68 (~)(Ê)
2,681
280
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê)
3,498
300
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (USD 1
Month LIBOR + 6.050%)(Ê)
2,120
284
Series 2019-20 Class SC
Interest Only STRIP
5.910% due 02/20/49 (USD 1
Month LIBOR + 6.100%)(Ê)
4,268
656
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (USD 1
Month LIBOR + 6.150%)(Ê)
2,212
370
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (USD 1
Month LIBOR + 6.050%)(Ê)
191
22
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (USD 1
Month LIBOR + 6.100%)(Ê)
2,460
331
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (USD 1
Month LIBOR + 6.100%)(Ê)
4,246
574
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (USD 1
Month LIBOR + 6.050%)(Ê)
143
19
Series 2019-110 Class S
Interest Only STRIP
5.860% due 09/20/49 (USD 1
Month LIBOR + 6.050%)(Ê)
3,339
595
Series 2019-119 Class KS
Interest Only STRIP
5.855% due 09/16/49 (USD 1
Month LIBOR + 6.050%)(Ê)
2,945
754
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (USD 1
Month LIBOR + 6.150%)(Ê)
4,097
557
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49
2,536
283

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
800 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (USD 1
Month LIBOR + 6.050%)(Ê)
2,221
270
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê)
5,179
250
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê)
4,544
224
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê)
5,845
316
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50
7,068
760
Series 2020-15 Class CS
Interest Only STRIP
5.860% due 02/20/50 (USD 1
Month LIBOR + 6.050%)(Ê)
554
59
Series 2020-18 Class ES
Interest Only STRIP
5.910% due 08/20/49 (USD 1
Month LIBOR + 6.100%)(Ê)
5,337
774
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50
8,038
247
Series 2020-33 Class SA
Interest Only STRIP
5.944% due 03/20/50 (USD 1
Month LIBOR + 6.100%)(Ê)
4,917
715
Series 2020-36 Class MI
Interest Only STRIP
3.000% due 03/20/50
8,916
759
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/01/50
2,423
267
Series 2020-47 Class SG
Interest Only STRIP
5.813% due 02/20/49 (USD 1
Month LIBOR + 6.000%)(Ê)
4,080
779
Series 2020-79 Class DI
Interest Only STRIP
3.500% due 06/20/50
6,438
782
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê)
19,342
1,277
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2011-C3 Class D
5.853% due 02/15/46 (~)(Ê)(Þ)
158
84
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê)
166
99
Morgan Stanley Bank of America Merrill
Lynch Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-C12 Class E
4.924% due 10/15/46 (~)(Ê)(Þ)
716
322
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.419% due 07/15/49 (~)(Ê)(Þ)
586
290
Series 2012-C4 Class E
5.600% due 03/15/45 (~)(Ê)(Þ)
496
298
PennyMac Mortgage Investment Trust
5.500% due 11/01/24
1,697
1,566
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ)
66
37
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class E
5.390% due 06/15/44 (~)(Ê)(Þ)
31
19
127,576
Non-US Bonds - 3.4%
Aegon NV
5.625% due 12/29/49 (EUR
Swap Annual [versus 6 Month
EURIBOR] 5 Year Rate + 5.207%)
(Ê)(ƒ)
EUR 200
251
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23
BRL 860
169
10.000% due 01/01/25
BRL 5,460
1,096
10.000% due 01/01/27
BRL 1,959
396
Chile Bonos de la Tesoreria
4.500% due 03/01/26
CLP 1,000,000
1,503
6.000% due 01/01/43
CLP 80,000
146
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24
COP 101,000
32
7.500% due 08/26/26
COP 7,947,200
2,348
7.750% due 09/18/30
COP 173,500
51
Commerzbank AG
6.125% due 03/31/99 (EUR
Swap Annual [versus 6 Month
EURIBOR] 5 Year Rate + 6.363%)
(Ê)(ƒ)
EUR 200
227
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30
CZK 10,370
441
Series 97
0.450% due 10/25/23
CZK 58,730
2,524
Hungary Government International Bond
Series 23/A
6.000% due 11/24/23
HUF 87,000
315
Indonesia Treasury Bond
Series FR72
8.250% due 05/15/36
IDR 15,210,000
1,114
Series FR73
8.750% due 05/15/31
IDR 23,870,000
1,832
Intesa Sanpaolo SpA

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 801
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 12/31/99 (EUR
Swap Annual [versus 6 Month
EURIBOR] 5 Year Rate + 6.086%)
(Ê)(ƒ)
EUR 250
283
Mexican Bonos
Series M 20
7.500% due 06/03/27
MXN 1,640
85
Series M
8.000% due 12/07/23
MXN 32,430
1,670
7.750% due 11/23/34
MXN 35,900
1,867
Peruvian Government International
Bond
6.950% due 08/12/31
PEN 1,500
512
Series REGS
5.700% due 08/12/24
PEN 3,100
1,008
6.900% due 08/12/37
PEN 486
159
6.850% due 02/12/42
PEN 270
86
Philippine Government International
Bond
Series 1060
3.625% due 09/09/25
PHP 9,900
211
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30
ZAR 7,869
445
Series 2032
8.250% due 03/31/32
ZAR 12,230
645
Series 2048
8.750% due 02/28/48
ZAR 9,210
429
Series R214
6.500% due 02/28/41
ZAR 30,420
1,145
Romania Government International
Bond
Series 10Y
5.850% due 04/26/23
RON 830
213
4.750% due 02/24/25
RON 1,415
361
Series 15YR
5.800% due 07/26/27
RON 1,400
385
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28
RUB 182,901
2,472
Series 6215
7.000% due 08/16/23
RUB 65,930
875
Thailand Government International
Bond
3.650% due 12/17/21
THB 4,370
145
2.000% due 12/17/22
THB 28,233
932
3.625% due 06/16/23
THB 6,250
216
3.850% due 12/12/25
THB 19,003
699
3.580% due 12/17/27
THB 7,920
295
27,583
Total Long-Term Investments
(cost $272,240) 270,815
Common Stocks - 37.4%
Consumer Discretionary - 4.6%
adidas AG(Æ)
2,155
640
Amazon.com, Inc.(Æ)
285
865
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aoyama Trading Co., Ltd.(Æ)
39,300
187
Berkeley Group Holdings PLC
1,444
76
Best Buy Co., Inc.
1,292
144
BJ's Restaurants, Inc.
48,967
1,381
Bloomsbury Publishing PLC
45,850
152
Boyd Gaming Corp.
5,136
163
Caesars Entertainment, Inc.(Æ)
2,965
133
Carrols Restaurant Group, Inc.(Æ)
77,927
456
Celestica, Inc.(Æ)
55,528
326
Charming Charlie, Inc.(Æ)(Š)
1,147,677
—
Chinese Universe Publishing and Media
Group Co., Ltd. Class A
51,600
90
Chuy's Holdings, Inc.(Æ)
14,004
294
Cie Generale des Etablissements
Michelin SCA Class B
934
101
Citizen Watch Co., Ltd.
251,600
668
City Developments, Ltd.
26,400
123
Cogeco Communications, Inc.
1,561
109
Comcast Corp. Class A
4,730
200
Constellis Holdings LLC(Æ)
6,998
7
Costco Wholesale Corp.
770
275
Dechra Pharmaceuticals PLC
32,387
1,466
Del Taco Restaurants, Inc.(Æ)
100,275
744
Dollar General Corp.
438
91
DR Horton, Inc.
1,492
100
El Pollo Loco Holdings, Inc.(Æ)(Ñ)
51,974
734
Games Workshop Group PLC
3,970
535
Garmin, Ltd.
1,688
176
Genuine Parts Co.
1,012
92
Hillenbrand, Inc.
1,514
44
Hilton Worldwide Holdings, Inc.
1,867
164
Home Depot, Inc. (The)
1,080
288
Honda Motor Co., Ltd.
120,200
2,833
Hyundai Motor Co.
1,669
244
IntriCon Corp.(Æ)(Ñ)
17,285
216
J Front Retailing Co., Ltd.
110,000
837
Jason, Inc.(Æ)
5,687
28
K12, Inc.(Æ)
8,157
195
Kering
1,906
1,153
Komeri Co., Ltd.
20,100
591
K's Holdings Corp.
29,000
371
Lindblad Expeditions Holdings, Inc.(Æ)
19,098
159
LVMH Moet Hennessy Louis Vuitton
SE - ADR
217
102
Manchester United PLC Class A
16,177
221
Matthews International Corp. Class A
57,250
1,250
MIPS AB
14,449
622
Moncler SpA(Æ)
20,448
819
Motorcar Parts of America, Inc.(Æ)
13,321
196
Nissan Motor Co., Ltd.
129,100
457
NOK Corp.
85,400
975
On the Beach Group PLC(Æ)(Þ)
140,909
393
OneWater Marine, Inc. Class A(Æ)
10,743
200
Pernod Ricard SA
4,231
683
PetIQ, Inc.(Æ)(Ñ)
46,136
1,318
Pou Chen Corp. Class B
110,000
97

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
802 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PulteGroup, Inc.
1,630
66
Quebecor, Inc. Class B
3,308
77
Sekisui House, Ltd.
5,600
93
SGS SA
36
90
Shaw Communications, Inc. Class B
5,122
84
Shingakukai Co., Ltd.
2,400
10
SMART Global Holdings, Inc.(Æ)(Ñ)
62,078
1,638
Steven Madden, Ltd.
13,170
316
Stroeer SE
9,249
669
STV Group PLC(Æ)
35,983
127
Sumitomo Electric Industries, Ltd.
225,800
2,490
Sumitomo Rubber Industries, Ltd.
32,300
284
Swatch Group AG (The) Class B
429
91
Takashimaya Co., Ltd.
97,700
730
Target Corp.
1,083
165
Teleperformance - GDR
5,516
1,660
Thomson Reuters Corp.(Æ)
1,722
134
Travelzoo, Inc.(Æ)
30,838
229
United Arrows, Ltd.(Æ)
24,500
332
Universal Electronics, Inc.(Æ)
12,136
450
Wacoal Holdings Corp.
15,700
286
Walmart, Inc.
1,678
233
Walt Disney Co. (The)
1,866
226
Wolters Kluwer NV
1,937
157
WW International, Inc.(Æ)
14,410
305
Xebio Holdings Co., Ltd.
46,000
300
Yamada Denki Co., Ltd.
438,800
2,139
38,165
Consumer Staples - 1.9%
Adecoagro SA(Æ)
20,285
98
Alico, Inc.
7,904
228
Alimentation Couche-Tard, Inc. Class B
3,593
111
Astarta Holding NV(Æ)
26,761
123
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
29,490
112
Carlsberg A/S Class B
807
102
Chocoladefabriken Lindt & Spruengli
AG
1
86
Church & Dwight Co., Inc.
1,133
100
Clorox Co. (The)
427
88
Colruyt SA
1,556
92
CVS Health Corp.
1,770
99
elf Beauty, Inc.(Æ)
50,414
1,022
Farmer Brothers Co.(Æ)
35,950
125
First Resources, Ltd.
169,200
150
Fresh Del Monte Produce, Inc.
36,144
778
General Mills, Inc.
1,795
106
George Weston, Ltd.
386
27
Golden Agri-Resources, Ltd.
10,779,620
1,114
HelloFresh SE(Æ)
35,445
1,899
Henkel AG & Co. KGaA
1,090
99
Hormel Foods Corp.
1,234
60
ICA Gruppen AB
1,950
92
Imperial Tobacco Group PLC
5,730
91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ingredion, Inc.
1,054
75
Japan Tobacco, Inc.
148,500
2,809
Kernel Holding SA
60,317
587
Kimberly-Clark Corp.
888
118
Kirin Holdings Co., Ltd.
83,800
1,513
Koninklijke Ahold Delhaize NV
6,180
170
Kroger Co. (The)
3,361
108
Lenta PLC - GDR(Æ)
160,013
400
Loblaw Cos., Ltd.
1,754
87
L'Oreal SA
298
97
MGP Ingredients, Inc.(Ñ)
11,559
486
Mondelez International, Inc. Class A
1,691
90
Mowi ASA
4,649
73
NH Foods, Ltd.
16,400
672
North West Co., Inc. (The)
4,259
105
PepsiCo, Inc.
1,772
236
Primo Water Corp.
23,188
291
Procter & Gamble Co. (The)
2,533
347
Saputo, Inc. - ADR
3,593
87
Seven & i Holdings Co., Ltd.
20,100
614
Walgreens Boots Alliance, Inc.
3,391
115
15,882
Energy - 1.3%
Cenovus Energy, Inc.
202,679
663
Chevron Corp.
1,349
94
China Shenhua Energy Co., Ltd. Class H
81,500
141
Crescent Point Energy Corp.
351,838
438
Denison Mines Corp.(Æ)(Ñ)
584,989
206
Diamondback Energy, Inc.
27,492
714
EQT Corp.
35,366
535
Exxon Mobil Corp.
4,337
141
Fission Uranium Corp.(Æ)
686,461
137
Gazprom PJSC
666,946
1,303
Japan Petroleum Exploration Co., Ltd.
7,200
114
K&O Energy Group, Inc.
300
4
Kinder Morgan, Inc.
8,395
100
Magnolia Oil & Gas Corp.(Æ)(Ñ)
78,903
342
Matrix Service Co.(Æ)
107,734
819
NAC Kazatomprom JSC - GDR
53,109
754
National Energy Services Reunited
Corp.(Æ)
116,490
862
Natural Gas Services Group, Inc.(Æ)
75,148
654
ONEOK, Inc.
3,608
105
Range Resources Corp.
157,331
1,035
Schneider Electric SE
790
96
Southcross Energy Partners LLC(Æ)
7,009
1
Southwestern Energy Co.(Æ)
436,398
1,166
Total SA
3,345
101
Williams Cos., Inc. (The)
14,195
272
Xcel Energy, Inc.
2,748
192
10,989
Financial Services - 10.2%
3i Group PLC
6,351
79

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 803
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Activia Properties, Inc.(ö)
50
180
Aedifica(ö)
1,316
132
AerCap Holdings NV(Æ)
8,539
212
Aflac, Inc.
3,916
133
Agree Realty Corp.(ö)
4,586
285
Allianz SE
699
123
Allied Properties Real Estate Investment
Trust(ö)
4,451
108
Allstate Corp. (The)
1,174
104
Alstria Office REIT-AG(ö)
7,765
99
American Homes 4 Rent(Æ)
1,180
32
Americold Realty Trust(Ñ)(ö)
8,133
295
Ameris Bancorp
18,152
532
Argan SA(ö)
1,650
155
Assicurazioni Generali SpA
5,103
68
Assura PLC(ö)
165,594
164
Atlantic Capital Bancshares, Inc.(Æ)
34,664
481
Axis Capital Holdings, Ltd.
12,253
523
Baloise Holding AG
568
78
Bank of New York Mellon Corp. (The)
2,551
88
Banner Corp.
149
5
BlackRock, Inc. Class A
175
105
Blucora, Inc.(Æ)
36,094
359
Brixmor Property Group, Inc.(ö)
45,528
499
Byline Bancorp, Inc.
34,985
460
CA Immobilien Anlagen AG
4,767
131
Capital City Bank Group, Inc.
36,861
786
CapitaLand Mall Trust Class A(ö)
74,088
94
Capitol Federal Financial, Inc.
5,991
69
Castellum AB
9,715
202
Catena AB
3,183
130
Century Bancorp, Inc. Class A
8,359
598
Charles Schwab Corp. (The)
3,356
138
Charter Hall Group - ADR(ö)
31,688
276
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š)
205,123
—
China Resources Land, Ltd.
24,000
98
Chubb, Ltd.
826
107
Civista Bancshares, Inc.
18,082
258
CME Group, Inc. Class A
668
101
Covivio(ö)
1,327
79
Cowen Group, Inc. Class A
44,794
961
Credit Saison Co., Ltd.
135,500
1,466
Crown Castle International Corp.(ö)
621
97
CTO Realty Growth, Inc.
12,872
568
CyrusOne, Inc.(ö)
2,887
205
Daibiru Corp.
52,200
590
Dai-ichi Life Holdings, Inc.
142,000
2,115
Daiwa House REIT Investment Corp.(ö)
68
157
Derwent London PLC(ö)
1,979
68
Deutsche Wohnen SE
8,041
407
Digital Realty Trust, Inc.(ö)
4,437
640
Direct Line Insurance Group PLC
33,824
116
Duke Realty Corp.(ö)
9,675
368
Dundee Corp. Class A
102,587
109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Emerald Holding, Inc.
6,998
18
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
1,060,006
218
Entra ASA(Þ)
6,672
87
Equinix, Inc.(Æ)(ö)
50
37
Equity Commonwealth(ö)
14,457
382
ESR Cayman, Ltd.(Æ)(Þ)
69,800
211
Essent Group, Ltd.
25,913
1,033
Essex Property Trust, Inc.(ö)
2,707
554
Etalon Group PLC - GDR
290,739
470
Everi Holdings, Inc.(Æ)
78,097
672
Extra Space Storage, Inc.(ö)
3,059
355
Fastighets AB Balder Class B(Æ)
5,367
253
Fidelity National Financial, Inc.
2,289
72
Fidelity National Information Services,
Inc.
563
70
First Foundation, Inc.
103,039
1,532
First Interstate BancSystem, Inc. Class
A
17,994
635
Fiserv, Inc.(Æ)
878
84
Franklin Resources, Inc.
10,753
202
Gecina SA(ö)
1,403
175
Genworth MI Canada, Inc.
2,795
93
Getty Realty Corp.(ö)
33,508
881
Global Payments, Inc.
334
53
Globe Life, Inc.
1,324
107
GLP J-Reit(Æ)(ö)
171
263
Goodman Group(ö)
10,712
139
Grainger PLC
30,803
112
Great-West Lifeco, Inc.
5,776
118
Hachijuni Bank, Ltd. (The)
51,200
189
Hallmark Financial Services, Inc.(Æ)
60,597
164
Hang Lung Properties, Ltd. - ADR
71,000
173
Hannover Rueck SE
884
128
Hanover Insurance Group, Inc. (The)
3,290
315
Hartford Financial Services Group, Inc.
2,438
94
Healthcare Trust of America, Inc. Class
A(ö)
3,415
83
Healthpeak Properties, Inc.(ö)
10,981
296
Henderson Land Development Co., Ltd.
30,000
107
Henry Boot PLC
29,691
95
Hirogin Holdings, Inc.
64,500
349
HomeStreet, Inc.
63,545
1,974
IGM Financial, Inc.
1,960
43
Industrial Logistics Properties Trust(ö)
31,129
597
Instone Real Estate Group AG(Æ)(Þ)
6,810
141
Intact Financial Corp.
738
76
Intermediate Capital Group PLC(Æ)
50,239
763
Investors Real Estate Trust(ö)
14,054
947
Invitation Homes, Inc.(ö)
14,534
396
Jack Henry & Associates, Inc.
679
101
Japan Retail Fund Investment Corp.(ö)
151
218
JPMorgan Chase & Co.
2,120
208
Kasikornbank PCL
98,900
239
Kemper Corp.
6,834
421
Keppel DC REIT(ö)
89,100
189

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
804 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kilroy Realty Corp.(ö)
4,074
192
Kimco Realty Corp.(ö)
18,519
190
Klepierre SA - GDR(Ñ)(ö)
10,466
133
Korean Reinsurance Co.
18,598
122
Land Securities Group PLC(ö)
14,046
93
Link Real Estate Investment Trust(ö)
39,330
300
London Stock Exchange Group PLC
13,460
1,444
LondonMetric Property PLC(ö)
45,372
127
LSR Group PJSC
25,878
297
M&T Bank Corp.
1,034
107
Mapletree Industrial Trust(Æ)(ö)
70,700
157
MasterCard, Inc. Class A
320
92
Medical Properties Trust, Inc.(ö)
11,203
200
Merck & Co., Inc.
2,381
179
Meridian Bancorp, Inc.
9,204
115
MGIC Investment Corp.
45,096
454
Mirvac Group(ö)
202,136
301
Mitsubishi Estate Co., Ltd.
225,400
3,368
Mitsubishi UFJ Financial Group, Inc.
301,700
1,189
Mitsubishi UFJ Lease & Finance Co.,
Ltd.
73,200
309
Mitsui Fudosan Co., Ltd.
26,800
458
Mitsui Fudosan Logistics Park, Inc.(ö)
16
76
Monmouth Real Estate Investment Corp.
(Æ)
13,484
336
Moscow Exchange MICEX-RTS PJSC
277,447
468
Muenchener Rueckversicherungs-
Gesellschaft AG
486
114
National Bank Holdings Corp. Class A
40,739
1,228
New World Development Co., Ltd.
67,000
320
NexPoint Residential Trust, Inc.(ö)
23,069
1,022
Nippon Building Fund, Inc.(ö)
30
152
Nippon REIT Investment Corp.(ö)
69
220
Nishi-Nippon Financial Holdings, Inc.
22,500
153
NMI Holdings, Inc. Class A(Æ)
54,953
1,181
Nomura Holdings, Inc.
208,500
930
Nomura Real Estate Holdings, Inc.
26,700
468
North Pacific Bank, Ltd.
71,500
151
Northeast Bank
38,070
731
Northern Trust Corp.
925
72
Northwest Bancshares, Inc.
4,276
46
Old Second Bancorp, Inc.
75,015
641
Pacific Century Premium Developments,
Ltd.(Æ)
14,148
1
Parkway Life Real Estate Investment
Trust(Æ)(ö)
70,700
210
Partners Group Holding AG
1,374
1,237
PAX Global Technology, Ltd.
601,000
350
Peoples Bancorp, Inc.
43,119
974
Plymouth Industrial REIT, Inc.(ö)
34,997
445
PNC Financial Services Group, Inc.
(The)
530
59
Popular, Inc.
28,500
1,203
Premier Financial Corp.
50,566
910
Principal Financial Group, Inc.
476
19
Progressive Corp. (The)
1,884
173
Prologis, Inc.(ö)
13,275
1,317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prosperity Bancshares, Inc.
1,729
95
Prosus NV(Æ)
18,833
1,882
Public Storage(ö)
4,940
1,132
RE/MAX Holdings, Inc. Class A
5,932
192
Realogy Holdings Corp.(Æ)
159,243
1,777
Rexford Industrial Realty, Inc.(Æ)
16,715
432
RMR Group, Inc. (The) Class A
20,768
554
Royal Bank of Canada - GDR
473
33
Safestore Holdings PLC(ö)
13,643
142
SBA Communications Corp.(ö)
423
123
Sberbank of Russia PJSC Class T
250,280
634
Schroders PLC
2,726
92
Segro PLC(ö)
27,655
323
Shenzhen Investment, Ltd.
252,000
77
Silvercrest Asset Management Group,
Inc. Class A
49,189
555
Simon Property Group, LP(ö)
11,620
730
SP Plus Corp.(Æ)
41,237
760
Sprott, Inc.
16,214
485
Stockland(ö)
40,836
111
Sumitomo Mitsui Financial Group, Inc.
83,900
2,324
Sumitomo Mitsui Trust Holdings, Inc.
70,900
1,897
Sun Communities, Inc.(ö)
1,848
254
Sun Hung Kai Properties, Ltd.
33,500
430
Sun Life Financial, Inc.
2,665
106
Swiss Life Holding AG
225
76
T Rowe Price Group, Inc.
790
100
Taubman Centers, Inc.(Æ)
4,500
97
Territorial Bancorp, Inc.
2,280
48
Tiptree Financial, Inc. Class A
88,366
430
Travelers Cos., Inc. (The)
291
35
Triumph Bancorp, Inc.(Æ)
23,027
970
Turkiye Halk Bankasi AS(Æ)
213,909
120
UDR, Inc.(ö)
14,891
465
UMH Properties, Inc.(Æ)(ö)
125,572
1,782
UNITE Group PLC (The)(Æ)(ö)
8,166
88
United Urban Investment Corp.(ö)
153
163
Uranium Participation Corp.(Æ)
225,226
676
Velocity Financial, Inc.(Æ)
26,709
116
Ventas, Inc.(ö)
17,901
707
VEREIT, Inc.(ö)
31,295
194
VICI Properties, Inc.(ö)
17,429
400
Visa, Inc. Class A
1,573
286
Vonovia SE
9,325
595
W.R. Berkley Corp.
1,998
120
Warehouses De Pauw CVA(ö)
3,332
111
Washington Trust Bancorp, Inc.
26,326
889
Webster Financial Corp.
26,003
838
Welltower, Inc.(ö)
8,424
453
Weyerhaeuser Co.(ö)
3,242
88
Yellow Cake PLC(Æ)(Þ)
148,816
367
Zurich Insurance Group AG
395
131
83,884
Health Care - 2.1%

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 805
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Abbott Laboratories
1,252
132
AbbVie, Inc.
1,238
105
Accuray, Inc.(Æ)
63,217
184
AddLife AB Class B
42,874
645
Agilent Technologies, Inc.
1,264
129
Amgen, Inc.
549
119
Anthem, Inc.(Æ)
286
78
AstraZeneca PLC
778
78
Baxter International, Inc.
1,722
134
Biogen, Inc.(Æ)
505
127
BioSpecifics Technologies Corp.(Æ)
3,401
300
Boston Scientific Corp.(Æ)
831
28
Bristol-Myers Squibb Co.
2,016
118
Cellavision AB(Æ)
14,942
468
Cerner Corp.
832
58
Chemed Corp.
122
58
ChemoMetec A/S
7,483
433
Cigna Corp.
504
84
Edwards Lifesciences Corp.(Æ)
1,227
88
Evotec SE(Æ)
25,383
671
Gilead Sciences, Inc.
1,398
81
H.U. Group Holdings, Inc.
25,800
655
Henry Schein, Inc.(Æ)
2,522
160
Humana, Inc.
226
90
Intuitive Surgical, Inc.(Æ)
139
93
Invacare Corp.
72,986
592
Japan Lifeline Co., Ltd.
78,700
1,015
Johnson & Johnson
2,337
320
KYORIN Holdings, Inc.
34,500
626
Laboratory Corp. of America
Holdings(Æ)
331
66
Lifco AB Class B
5,480
401
Lonza Group AG
1,469
888
Medtronic PLC
2,121
213
Novartis AG
1,112
87
Novo Nordisk A/S Class B
23,098
1,477
Pfizer, Inc.
6,353
225
Quest Diagnostics, Inc.
811
99
Regeneron Pharmaceuticals, Inc.(Æ)
83
45
ResMed, Inc.
541
104
Roche Holding AG
771
248
Sanofi - ADR
773
70
Sawai Pharmaceutical Co., Ltd.
19,100
922
Straumann Holding AG
761
794
Stryker Corp.
782
158
Suzuken Co., Ltd.
3,200
116
Takeda Pharmaceutical Co., Ltd.
58,700
1,816
Thermo Fisher Scientific, Inc.
327
155
Toho Holdings Co., Ltd.
38,500
714
Tsukui Corp.
57,500
287
UnitedHealth Group, Inc.
978
298
Universal Health Services, Inc. Class B
82
9
Varian Medical Systems, Inc.(Æ)
634
110
West Pharmaceutical Services, Inc.
334
91
Zoetis, Inc. Class A
615
98
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
17,160
Materials and Processing - 4.7%
AddTech AB Class B
49,181
544
AdvanSix, Inc.(Æ)
31,597
481
Aichi Steel Corp.(Æ)
6,400
154
Air Products & Chemicals, Inc.
330
91
Artemis Gold, Inc.(Æ)(Ñ)
104,490
384
Asahi Glass Co., Ltd.
25,800
805
Aspen Aerogels, Inc.(Æ)
37,489
424
Beacon Roofing Supply, Inc.(Æ)
22,571
693
Bear Creek Mining Corp.(Æ)
110,946
266
Cameco Corp. Class A
208,363
1,983
Carel Industries SpA(Þ)
24,352
454
CCL Industries, Inc. Class B
2,530
96
Centerra Gold, Inc.
119,886
1,047
CF Industries Holdings, Inc.
17,614
486
Chemours Co. (The)
11,211
226
Cie de Saint-Gobain SA(Æ)
2,627
103
CRH PLC
2,434
85
Daido Steel Co., Ltd.
5,100
168
Ecolab, Inc.
491
90
Evonik Industries AG
3,264
79
Fastenal Co.
996
43
Forterra, Inc.(Æ)
65,240
851
Fresnillo PLC
35,875
540
Gabriel Resources, Ltd.(Æ)
3,611,429
732
Geberit AG
168
96
Getlink SE(Æ)
14,446
194
Gold Fields, Ltd. - ADR
20,633
224
Hokuetsu Corp.
94,500
312
Impala Platinum Holdings, Ltd.
18,778
165
International Paper Co.
3,165
138
International Tower Hill Mines, Ltd.(Æ)
97,110
145
Ivanhoe Mines, Ltd. Class A(Æ)
182,643
718
JFE Holdings, Inc.(Æ)
161,300
1,129
KAR Auction Services, Inc.
29,879
435
Koninklijke DSM NV
8,420
1,348
Kronos Worldwide, Inc.
62,783
836
Kuraray Co., Ltd.
32,300
299
Landec Corp.(Æ)
91,159
876
Lanxess AG
12,644
641
LG Corp. Class H
6,938
416
Linde PLC(Æ)
389
86
Macfarlane Group PLC
107,090
114
MHP SE - GDR
114,476
630
Mosaic Co. (The)
43,600
807
New Gold, Inc.(Æ)
397,010
806
Newcrest Mining, Ltd.
90,931
1,877
NexGen Energy, Ltd.(Æ)(Ñ)
367,200
615
Nippon Steel Corp.(Æ)
225,900
2,193
Northern Dynasty Minerals, Ltd.(Æ)(Ñ)
567,614
505
Novagold Resources, Inc.(Æ)
37,437
388
NSK, Ltd.
24,600
197
Nucor Corp.
1,929
92

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
806 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Packaging Corp. of America
925
106
Pan American Silver Corp.
8,319
264
Polyus PJSC - GDR
4,462
440
PPG Industries, Inc.
594
77
Reliance Steel & Aluminum Co.
900
98
Rio Tinto PLC
2,615
148
Royal Gold, Inc.
924
110
Schweitzer-Mauduit International, Inc.
41,188
1,367
Seabridge Gold, Inc.(Æ)
74,860
1,443
Sika AG
2,765
680
Simcorp SA - ADR
6,191
740
Sonoco Products Co.
1,303
64
Steel Dynamics, Inc.
3,165
100
Stora Enso OYJ Class R
7,119
104
Toray Industries, Inc.
156,300
709
Tronox Holdings PLC Class A
104,442
1,020
Turquoise Hill Resources, Ltd.(Æ)
232,782
1,827
Universal Stainless & Alloy Products,
Inc.(Æ)
57,410
312
UPM-Kymmene OYJ
4,543
128
Valvoline, Inc.
30,449
599
Venator Materials PLC(Æ)
100,522
195
Wheaton Precious Metals Corp.
11,881
548
38,186
Producer Durables - 5.9%
3M Co.
758
121
Accenture PLC Class A
1,071
232
Aegion Corp. Class A(Æ)
30,830
435
Aena SME SA(Þ)
2,963
400
Aeroports de Paris
377
37
Air Transport Services Group, Inc.(Æ)
28,266
793
Airports of Thailand PCL
34,100
57
Alaska Air Group, Inc.
11,370
431
Ametek, Inc.
1,233
121
Ardmore Shipping Corp.
175,872
492
Argan, Inc.
31,822
1,311
Atlantia SpA(Æ)
16,705
256
Auckland International Airport, Ltd.(Æ)
41,244
191
Automatic Data Processing, Inc.
1,058
167
Canadian National Railway Co.
758
75
CH Robinson Worldwide, Inc.
804
71
Chicony Electronics Co., Ltd.
51,000
154
Cintas Corp.
334
105
Covenant Transportation Group, Inc.
Class A(Æ)
21,937
302
Cummins, Inc.
987
217
Daqin Railway Co., Ltd. Class A
97,000
93
Diana Shipping, Inc.(Æ)
113,354
154
Dover Corp.
858
95
DSV Panalpina A/S
2,913
472
East Japan Railway Co.
43,900
2,302
Eaton Corp. PLC
1,594
165
Echo Global Logistics, Inc.(Æ)
7,994
216
Eiffage SA(Æ)
1,443
105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Embraer SA - ADR(Æ)
21,227
87
Emerson Electric Co.
1,213
79
Epiroc AB Class A
83,942
1,255
Euronav NV(Ñ)
37,369
275
Exedy Corp.
27,100
341
Expeditors International of Washington,
Inc.
1,112
98
Flughafen Zurich AG
639
86
Fukuda Corp.
2,400
115
General Electric Co.
64,412
478
GP Strategies Corp.(Æ)
30,527
295
Great Lakes Dredge & Dock Corp.(Æ)
67,486
697
Grupo Aeroportuario del Centro Norte
SAB de CV Class B(Æ)
21,370
96
Grupo Aeroportuario del Pacifico SAB
de CV - ADR
1,448
120
Grupo Aeroportuario del Pacifico SAB
de CV Class B
7,666
64
Guangshen Railway Co., Ltd. Class H
1,944,000
324
GVS SpA(Æ)(Þ)
33,483
472
Hankook Technology Group Co., Ltd.
23,038
303
Heartland Express, Inc.
28,050
514
Heidrick & Struggles International, Inc.
17,197
393
Hitachi, Ltd.
18,000
607
Honeywell International, Inc.
1,201
198
ICF International, Inc.
16,448
1,076
International Seaways, Inc.
22,887
310
Japan Steel Works, Ltd. (The)
18,900
405
JetBlue Airways Corp.(Æ)
18,178
218
JGC Holdings Corp.
164,700
1,359
Johnson Controls International PLC(Æ)
3,625
153
Kajima Corp.
129,100
1,375
Kamigumi Co., Ltd.
15,500
278
KBR, Inc.
51,642
1,151
Kerry Group PLC Class A
3,195
382
Knight-Swift Transportation Holdings,
Inc.(Æ)
4,304
164
Komatsu, Ltd.
99,800
2,240
Kone OYJ Class B
1,147
91
Koninklijke Vopak NV
1,271
66
Korn Ferry
11,208
338
L3Harris Technologies, Inc.
470
76
Liquidity Services, Inc.(Æ)
32,548
278
Luks Group Vietnam Holdings Co., Ltd.
390,000
62
Macquarie Infrastructure Corp.
3,272
84
Magna International, Inc. Class A
2,058
105
Mitsubishi Corp.
44,400
993
Mitsubishi Heavy Industries, Ltd.
24,000
514
Mitsui & Co., Ltd.
60,500
949
MSC Industrial Direct Co., Inc. Class A
2,106
147
MTU Aero Engines AG
2,372
405
Nestle SA
2,188
246
Nippon Express Co., Ltd.
9,500
531
Nippon Yusen
92,900
1,715
Obayashi Corp.
77,400
645
Organo Corp.
6,100
317
Orion Group Holdings, Inc.(Æ)
44,819
146

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 807
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PACCAR, Inc.
2,304
197
Paychex, Inc.
1,144
94
Persol Holdings Co., Ltd.
58,700
891
Preformed Line Products Co.
4,686
258
Pyeong Hwa Automotive Co., Ltd.
14,936
100
Quanta Services, Inc.
2,012
126
Qube Holdings, Ltd.
37,470
70
Radiant Logistics, Inc.(Æ)
157,825
811
Real Alloy(Æ)(Š)
42
1,454
Regal Beloit Corp.
1,216
120
Republic Services, Inc. Class A
1,430
126
Robert Half International, Inc.
1,691
86
Seiko Epson Corp.
151,200
1,754
Snap-on, Inc.
720
113
StealthGas, Inc.(Æ)
257,210
558
Stolt-Nielsen, Ltd. Class A
43,858
404
Sydney Airport
22,516
87
Teekay Tankers, Ltd. Class A(Æ)(Ñ)
89,799
847
TFI International, Inc.(Æ)
4,333
193
Titan Machinery, Inc.(Æ)
9,551
143
Transurban Group - ADR(Æ)
41,848
398
TreeHouse Foods, Inc.(Æ)
15,510
602
Tsakos Energy Navigation, Ltd.
22,354
174
Tutor Perini Corp.(Æ)
79,948
1,080
United Parcel Service, Inc. Class B
595
93
Universal Truckload Services, Inc.
45,160
891
US Xpress Enterprises, Inc. Class A(Æ)
38,365
277
USA Truck, Inc.(Æ)
45,691
392
VAT Group AG(Æ)(Þ)
3,360
630
Vectrus, Inc.(Æ)
24,855
982
Vinci SA
775
61
Vishay Precision Group, Inc.(Æ)
11,121
266
Vp PLC
9,892
78
Waste Management, Inc.
1,239
134
West Japan Railway Co.
8,700
374
YRC Worldwide, Inc.(Æ)(Ñ)
38,078
149
Zhejiang Expressway Co., Ltd. Class H
86,000
59
48,358
Technology - 3.1%
Activision Blizzard, Inc.
1,068
81
Adobe, Inc.(Æ)
389
174
Adyen NV(Æ)(Þ)
245
413
Allot Communications, Ltd.(Æ)
23,790
217
Alpha & Omega Semiconductor, Ltd.(Æ)
35,820
568
Alphabet, Inc. Class A(Æ)
323
522
Alphabet, Inc. Class C(Æ)
73
118
Amdocs, Ltd.
1,590
90
Amtech Systems, Inc.(Æ)
13,962
74
Analog Devices, Inc.
817
97
Apple, Inc.
10,241
1,115
Applied Materials, Inc.
1,474
87
ASML Holding NV
3,851
1,400
Assa Abloy AB Class B
43,398
932
Asure Software, Inc.(Æ)(Ñ)
28,976
205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Asustek Computer, Inc.
10,000
85
Axcelis Technologies, Inc.(Æ)
25,349
559
BCE, Inc.
3,977
160
BE Semiconductor Industries NV
27,267
1,102
Bechtle AG
2,276
392
Benchmark Electronics, Inc.
21,427
446
Cadence Design Systems, Inc.(Æ)
881
96
Cellnex Telecom SA(Þ)
968
62
Cisco Systems, Inc.
5,132
184
Cognizant Technology Solutions Corp.
Class A
1,189
85
Cosel Co., Ltd.
18,000
172
DSP Group, Inc.(Æ)
23,220
306
Eizo Corp.
11,500
436
Facebook, Inc. Class A(Æ)
1,603
422
Fanuc Corp.
12,400
2,637
Foxconn Technology Co., Ltd.
60,000
105
GDS Holdings, Ltd. - ADR(Æ)(Ñ)
1,217
102
Hon Hai Precision Industry Co., Ltd.
47,000
128
Infineon Technologies AG - ADR
47,243
1,323
Intel Corp.
4,817
213
Intuit, Inc.
313
98
Juniper Networks, Inc.
4,989
98
Lite-On Technology Corp.
56,000
91
Maxar Technologies, Inc.
36,516
941
Maxim Integrated Products, Inc.
1,403
98
Micron Technology, Inc.(Æ)
1,885
95
Microsoft Corp.
5,300
1,073
MicroStrategy, Inc. Class A(Æ)
1,425
238
MiX Telematics, Ltd. - ADR
2,883
25
NeoPhotonics Corp.(Æ)
47,220
322
Netcompany Group A/S(Æ)(Þ)
19,770
1,647
NortonLifeLock, Inc.(Æ)
9,434
194
NTT DOCOMO, Inc.
4,100
155
NVC International Holdings, Ltd.
873,427
18
Ooma, Inc.(Æ)
26,761
378
PCTEL, Inc.(Æ)
37,821
193
QAD, Inc. Class A
10,653
446
RADCOM, Ltd.(Æ)
48,133
387
Salesforce.com, Inc.(Æ)
415
96
Samsung Electronics Co., Ltd.
2,505
126
SAP SE - ADR
6,249
666
Softcat PLC
65,545
956
SYNNEX Corp.
349
46
Synopsys, Inc.(Æ)
970
207
Texas Instruments, Inc.
1,428
206
United Internet AG
3,942
138
Worldline SA(Æ)(Þ)
15,873
1,179
25,225
Utilities - 3.6%
ALLETE, Inc.
6,984
360
Alliant Energy Corp.
1,489
82
American Water Works Co., Inc.
1,628
245
Anadarko Petroleum Corp.(Æ)(Š)
15,481
182

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
808 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AT&T, Inc.
4,838
131
Avista Corp.
12,564
417
Brigham Minerals, Inc. Class A
138,991
1,226
Canadian Utilities, Ltd. Class A
3,861
90
Centrais Eletricas Brasileiras SA
125,858
681
China Communications Services Corp.,
Ltd. Class H
100,000
58
China Mobile, Ltd.
68,000
414
China Resources Gas Group, Ltd.
32,000
139
China Telecom Corp., Ltd. Class H
5,040,000
1,587
Companhia de Saneamento do Parana
Sanepar(Æ)
2,958
12
Dominion Energy, Inc.
2,264
182
Duke Energy Corp.
2,865
264
Earthstone Energy, Inc. Class A(Æ)
110,454
297
Electricite de France SA
107,068
1,244
Elia System Operator SA
371
36
Elisa OYJ Class A
1,596
79
Enbridge, Inc.
15,343
423
Endesa SA - ADR
3,633
97
Enel SpA
47,083
375
ENN Energy Holdings, Ltd.
6,596
84
Evergy, Inc.
2,111
117
Eversource Energy(Æ)
1,296
113
Exelon Corp.
5,919
236
Federal Grid Co. Unified Energy System
PJSC
497,675,540
1,190
FirstEnergy Corp.
2,522
75
Fortum OYJ
136
3
Guangdong Investment, Ltd.
107,039
159
Hydro One, Ltd.(Þ)
2,093
46
Iberdrola SA
24,709
291
Inpex Corp.
81,100
388
International Business Machines Corp.
884
99
KDDI Corp.
84,700
2,267
Koninklijke KPN NV
36,796
99
Korea Electric Power Corp.
11,641
206
Korea Electric Power Corp. - ADR
30,681
265
KT Corp.
9,835
192
KT Corp. - ADR
150,367
1,447
LG Uplus Corp.
8,208
80
MEG Energy Corp. Class A(Æ)
329,650
601
National Grid PLC
5,335
63
New Jersey Resources Corp.
8,043
235
NextEra Energy, Inc.
9,744
713
Nippon Telegraph & Telephone Corp.
156,310
3,299
NorthWestern Corp.
4,810
251
Orsted A/S Class A(Þ)
440
70
Osaka Gas Co., Ltd.
58,800
1,110
PCCW, Ltd.
131,000
79
Pembina Pipeline Corp.
6,936
145
Petronas Gas BHD
26,700
101
Portland General Electric Co.
1,528
60
Power Assets Holdings, Ltd.
22,500
116
Proximus SA
7,643
149
Public Service Enterprise Group, Inc.
4,432
258
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RGC Resources, Inc.
14,518
346
RusHydro PJSC
140,614,026
1,278
Shenergy Co., Ltd. Class A
122,100
95
Shizuoka Gas Co., Ltd.
5,200
46
Sichuan Chuantou Energy Co., Ltd.
Class A
204,900
308
South Jersey Industries, Inc.(Ñ)
20,789
401
Swisscom AG
135
69
TC Energy Corp.
5,556
219
Telecom Plus PLC
6,993
121
Telefonica Deutschland Holding AG
33,760
85
TELUS Corp.
6,397
109
T-Mobile US, Inc.(Æ)
829
91
Tokyo Gas Co., Ltd.
99,200
2,239
Unitil Corp.
3,520
122
Verbund AG Class A
2,670
154
Verizon Communications, Inc.
4,698
268
29,179
Total Common Stocks
(cost $306,923) 307,028
Preferred Stocks - 2.2%
Consumer Discretionary - 0.2%
CHS, Inc.
7.500% due 01/21/25(¢)
10,020
281
GMAC Capital Trust I
6.007% due 02/15/40
17,417
448
Hyundai Motor Co.
3.551% (Ÿ)
2,255
157
3.605% (Ÿ)
10,185
723
1,609
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)
7.875% due 12/16/20(¢)
2,100
187
7.875% due 12/01/25(¢)
2,500
222
Henkel AG & Co. KGaA
2.042% (Ÿ)
939
92
501
Energy - 0.0%
Sempra Energy
5.750% due 07/01/79
10,092
269
Southcross Energy Partners LLC(Æ)
0.000%
10,280
6
275
Financial Services - 1.3%
Aegon Funding Co. II
5.100% due 12/15/49
9,248
241
Affiliated Managers Group, Inc.
4.750% due 09/30/60
6,800
177
Allstate Corp. (The)
5.100% due 10/15/24(¢)
7,848
210
AMG Capital Trust II
5.150% due 10/15/37
6,812
322

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 809
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Apollo Global Management, Inc.
6.375% due 03/15/23(¢)
5,728
152
Arch Capital Group, Ltd.
5.250% due 09/29/21(¢)
10,537
269
Athene Holding, Ltd.
6.375% due 06/30/25(¢)
4,985
134
6.350% due 06/30/29(¢)
7,585
203
Axis Capital Holdings, Ltd.
5.500% due 11/07/21(¢)
7,000
178
Bank of America Corp.
7.250%
464
680
4.375% due 11/03/25(¢)
6,800
170
Brookfield Finance Inc.
4.625% due 10/16/80
8,800
220
Brookfield Property Partners, LP
5.750% due 03/31/25(¢)
8,357
162
Capital One Financial Corp.
4.800% due 06/01/25(¢)
6,814
169
CoBank ACB
6.250% due 10/01/22(¢)
7,300
766
Dime Community Bancshares, Inc.
5.500% due 02/15/25(¢)
10,575
257
Equitable Holdings, Inc.
5.250% due 12/15/24(¢)
9,800
248
Farm Credit Bank of Texas(Þ)
6.750% due 09/15/23(¢)
5,596
598
Farmer Mac
5.250% due 10/17/25(¢)
9,705
257
First Citizens BancShares, Inc.
5.375% due 03/15/25(¢)
6,220
167
First Horizon National Corp.
6.100% due 05/01/24(¢)
10,000
258
Fulton Financial Corp.
5.125% due 01/15/26(¢)
9,200
233
Global Net Lease, Inc.
7.250% due 09/12/22(¢)
9,401
242
JPMorgan Chase & Co.
5.750% due 12/01/23(¢)
5,725
155
Legg Mason, Inc.
5.450% due 09/15/56
10,000
257
MetLife, Inc.
4.750% due 03/15/25(¢)
5,900
155
Morgan Stanley
6.875% due 01/15/24(¢)
6,190
173
6.375% due 10/15/24(¢)
11,377
322
5.850% due 04/15/27(¢)
6,676
188
Prudential Financial, Inc.
4.125% due 09/01/60
108
3
Regions Financial Corp.
5.700% due 05/15/29(¢)
8,611
236
South Jersey Industries, Inc.
5.625% due 09/16/79
17,000
433
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spirit Realty Capital, Inc.
6.000% due 10/03/22(¢)
8,018
208
Summit Hotel Properties, Inc.
6.250% due 11/13/22(¢)
8,000
171
Synchrony Financial
5.625% due 11/15/24(¢)
15,328
385
Truist Financial Corp.
4.750% due 09/01/25(¢)
10,437
272
W.R. Berkley Corp.
5.100% due 12/30/59
6,431
172
Wells Fargo & Co.
7.500%
98
132
5.200% due 03/15/21(¢)
6,500
164
5.700% due 03/15/21(¢)
5,344
136
5.500% due 09/15/21(¢)
5,228
133
5.850% due 09/15/23(¢)
6,575
170
4.750% due 03/15/25(¢)
17,770
444
4.700% due 12/15/25(¢)
7,100
175
10,797
Health Care - 0.2%
Draegerwerk AG & Co. KGaA
0.279% (Ÿ)
1,593
128
Grifols SA
1.997% (Ÿ)
69,201
1,171
1,299
Utilities - 0.4%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78
7,939
212
6.200% due 07/01/79
3,918
105
AT&T, Inc.
4.750% due 02/18/25(¢)
4,600
116
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢)
9,062
233
CMS Energy Corp.
5.875% due 03/01/79
6,690
184
DTE Energy Co.
4.375% due 10/15/80
6,259
160
Enbridge, Inc.
6.375% due 04/15/78
2,686
69
Energy Transfer Operating, LP
7.625% due 08/15/23(¢)
19,491
365
7.600% due 05/15/24(¢)
6,024
117
Integrys Holding, Inc.
6.000% due 08/01/73
12,150
329
NiSource, Inc.
6.500% due 03/15/24(¢)
5,609
156
SCE Trust V
5.450% due 03/15/26(¢)
10,600
241
Southern Co. (The)
4.200% due 10/15/60
9,306
236
4.950% due 01/30/80
18,700
492
United States Cellular Corp.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
810 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 09/01/69
12,800
337
3,352
Total Preferred Stocks
(cost $17,363) 17,833
Options Purchased - 5.8%
(Number of Contracts)
EURO STOXX 50 Index
Futures
Goldman Sachs Mar 2021
3,314.80 Call (20,241) EUR 67,095 (ÿ) 895
Fannie Mae Bonds
JPMorgan Chase Nov 2020 103.19
Call (1) USD 50,000 (ÿ) 121
JPMorgan Chase Nov 2020 104.70
Call (1) USD 56,000 (ÿ) 34
JPMorgan Chase Nov 2020 106.78
Call (1) USD 32,000 (ÿ) 24
JPMorgan Chase Dec 2020 102.72
Call (1) USD 50,000 (ÿ) 262
JPMorgan Chase Dec 2020 104.06
Call (1) USD 35,000 (ÿ) 196
JPMorgan Chase Dec 2020 105.63
Call (1) USD 56,000 (ÿ) 93
S&P 500 Index
Morgan Stanley Dec 2020
3,525.00 Call (265) USD 93,413 (ÿ) 949
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 3,819, 09/23/54)
Bank of America Sep 2024 0.00
Call (1)
3,819
(ÿ)
692
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 6,050, 10/03/54)
Bank of America Oct 2024 0.00
Call (1)
6,050
(ÿ)
872
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 5,672, 10/04/54)
Bank of America Oct 2024 0.00
Call (1)
5,672
(ÿ)
934
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 2,440, 01/23/55)
Bank of America Jan 2025 0.00
Call (1)
2,440
(ÿ)
510
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,089, 06/18/55)
Bank of America Jun 2025 0.00
Call (1)
3,089
(ÿ)
266
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 7,470, 06/06/55)
Bank of America Jun 2025 0.00
Call (1)
7,470
(ÿ)
806
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 6,201, 09/26/49)
Bank of America Sep 2029 0.00
Call (1)
6,201
(ÿ)
703
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 6,126, 09/27/49)
Bank of America Sep 2029 0.00
Call (1)
6,126
(ÿ)
845
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 4,084, 09/21/49)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Sep 2029 0.00
Call (1)
4,084
(ÿ)
588
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 7,562, 09/21/39)
Bank of America Sep 2029 0.00
Call (1)
7,562
(ÿ)
589
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 11,344, 09/27/39)
Bank of America Sep 2029 0.00
Call (1)
11,344
(ÿ)
969
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,004, 06/12/60)
Bank of America Jun 2030 0.00
Call (1)
2,004
(ÿ)
280
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,457, 06/19/60)
Bank of America Jun 2030 0.00
Call (1)
2,457
(ÿ)
344
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,152, 06/19/40)
Bank of America Jun 2030 0.00
Call (1)
6,152
(ÿ)
336
(Bank of America, USD 1.275%/USD 3
Month LIBOR, USD 8,682, 09/19/50)
Bank of America Sep 2030 0.00
Call (1)
8,682
(ÿ)
832
(Bank of America, USD 1.345%/USD 3
Month LIBOR, USD 16,504, 09/19/40)
Bank of America Sep 2030 0.00
Call (1)
16,504
(ÿ)
900
(Citigroup, USD 0.724%/USD 3 Month
LIBOR, USD 18,467, 11/04/30)
Citigroup Nov 2020 0.00 Call (1)
18,467
(ÿ)
—
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 6,050, 10/04/49)
Citigroup Oct 2029 0.00 Call (1)
6,050
(ÿ)
818
(Goldman Sachs, USD 0.420%/USD 3
Month LIBOR, USD 1,294, 11/16/25)
Goldman Sachs Nov 2020 0.00
Call (1)
1,294
(ÿ)
2
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 1,966, 09/24/54)
Goldman Sachs Sep 2024 0.00
Call (1)
1,966
(ÿ)
279
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 5,672, 09/26/54)
Goldman Sachs Sep 2024 0.00
Call (1)
5,672
(ÿ)
947
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 7,562, 10/01/54)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
1,304
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 7,562, 09/27/54)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
1,321
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 5,672, 10/07/54)
Goldman Sachs Oct 2024 0.00
Call (1)
5,672
(ÿ)
902
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 3,781, 10/11/54)
Goldman Sachs Oct 2024 0.00
Call (1)
3,781
(ÿ)
630
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,574, 06/18/55)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 811
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Jun 2025 0.00
Call (1)
2,574
(ÿ)
222
(Goldman Sachs, USD 1.178%/USD 3
Month LIBOR, USD 8,082, 09/19/55)
Goldman Sachs Sep 2025 0.00
Call (1)
8,082
(ÿ)
827
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 11,041, 09/27/39)
Goldman Sachs Sep 2029 0.00
Call (1)
11,041
(ÿ)
803
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 11,343, 09/02/39)
Goldman Sachs Sep 2029 0.00
Call (1)
11,343
(ÿ)
860
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 7,562, 09/24/39)
Goldman Sachs Sep 2029 0.00
Call (1)
7,562
(ÿ)
595
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 9,453, 10/15/39)
Goldman Sachs Oct 2029 0.00
Call (1)
9,453
(ÿ)
776
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00
Call (1)
4,044
(ÿ)
426
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 5,565, 06/12/40)
Goldman Sachs Jun 2030 0.00
Call (1)
5,565
(ÿ)
320
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 6,050, 09/28/49)
JPMorgan Chase Sep 2029 0.00
Call (1)
6,050
(ÿ)
974
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 5,294, 10/19/49)
JPMorgan Chase Oct 2029 0.00
Call (1)
5,294
(ÿ)
812
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 2,579, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Call (1)
2,579
(ÿ)
427
(JP Morgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,313, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
2,313
(ÿ)
128
(JP Morgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,536, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
6,536
(ÿ)
375
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 3,819, 09/23/54)
Bank of America Sep 2024 0.00
Put (1)
3,819
(ÿ)
305
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 6,050, 10/03/54)
Bank of America Oct 2024 0.00
Put (1)
6,050
(ÿ)
635
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 5,672, 10/04/54)
Bank of America Oct 2024 0.00
Put (1)
5,672
(ÿ)
512
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 2,440, 01/23/55)
Bank of America Jan 2025 0.00
Put (1)
2,440
(ÿ)
174
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,089, 06/18/55)
Bank of America Jun 2025 0.00
Put (1)
3,089
(ÿ)
583
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 7,470, 06/08/55)
Bank of America Jun 2025 0.00
Put (1)
7,470
(ÿ)
1,159
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 6,201, 09/26/49)
Bank of America Sep 2029 0.00
Put (1)
6,201
(ÿ)
697
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 6,126, 09/27/49)
Bank of America Sep 2029 0.00
Put (1)
6,126
(ÿ)
561
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 4,084, 09/21/49)
Bank of America Sep 2029 0.00
Put (1)
4,084
(ÿ)
356
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 7,562, 09/21/39)
Bank of America Sep 2029 0.00
Put (1)
7,562
(ÿ)
388
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 11,344, 09/26/39)
Bank of America Sep 2029 0.00
Put (1)
11,344
(ÿ)
525
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,004, 06/12/60)
Bank of America Jun 2030 0.00
Put (1)
2,004
(ÿ)
402
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,457, 06/19/60)
Bank of America Jun 2030 0.00
Put (1)
2,457
(ÿ)
494
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,152, 06/19/40)
Bank of America Jun 2030 0.00
Put (1)
6,152
(ÿ)
529
(Bank of America, USD 3 Month LIBOR/
USD 1.275%, USD 8,682, 09/19/50)
Bank of America Sep 2030 0.00
Put (1)
8,682
(ÿ)
1,203
(Bank of America, USD 3 Month LIBOR/
USD 1.345%, USD 16,504, 09/19/40)
Bank of America Sep 2030 0.00
Put (1)
16,504
(ÿ)
1,281
(Barclays, USD 3 Month LIBOR/USD
0.418%, USD 97,000, 01/15/26)
Barclays Jan 2021 0.00 Put (1)
96,999
(ÿ)
512
(Citigroup, USD 3 Month LIBOR/USD
0.724%, USD 18,467, 11/04/30)
Citigroup Nov 2020 0.00 Put (1)
18,467
(ÿ)
282
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 6,050, 10/04/49)
Citigroup Oct 2029 0.00 Put (1)
6,050
(ÿ)
567
(Goldman Sachs, USD 3 Month LIBOR/
USD 0.420%, USD 1,294, 11/16/25)
Goldman Sachs Nov 2020 0.00
Put (1)
1,294
(ÿ)
4
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 1,966, 09/24/54)
Goldman Sachs Sep 2024 0.00
Put (1)
1,966
(ÿ)
209

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
812 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 5,672, 09/26/54)
Goldman Sachs Sep 2024 0.00
Put (1)
5,672
(ÿ)
502
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 7,562, 10/01/54)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
644
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 7,562, 09/27/54)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
634
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 5,672, 10/07/54)
Goldman Sachs Oct 2024 0.00
Put (1)
5,672
(ÿ)
534
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 3,781, 10/11/54)
Goldman Sachs Oct 2024 0.00
Put (1)
3,781
(ÿ)
338
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,574, 06/18/55)
Goldman Sachs Jun 2025 0.00
Put (1)
2,574
(ÿ)
486
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.178%, USD 8,082, 09/19/55)
Goldman Sachs Sep 2025 0.00
Put (1)
8,082
(ÿ)
1,363
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 11,041, 09/27/39)
Goldman Sachs Sep 2029 0.00
Put (1)
11,041
(ÿ)
609
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 11,343, 09/02/39)
Goldman Sachs Sep 2029 0.00
Put (1)
11,343
(ÿ)
600
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 7,562, 09/24/39)
Goldman Sachs Sep 2029 0.00
Put (1)
7,562
(ÿ)
384
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 9,453, 10/15/39)
Goldman Sachs Oct 2029 0.00
Put (1)
9,453
(ÿ)
459
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00
Put (1)
4,044
(ÿ)
568
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 5,565, 06/12/40)
Goldman Sachs Jun 2030 0.00
Put (1)
5,565
(ÿ)
457
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 6,050, 09/28/49)
JPMorgan Chase Sep 2029 0.00
Put (1)
6,050
(ÿ)
463
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 5,294, 10/19/49)
JPMorgan Chase Oct 2029 0.00
Put (1)
5,294
(ÿ)
431
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 2,579, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Put (1)
2,579
(ÿ)
220
(JP Morgan, USD 3 Month LIBOR/USD
1.268%, USD 2,313, 06/19/40)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase Jun 2030 0.00
Put (1)
2,313
(ÿ)
197
(JP Morgan, USD 3 Month LIBOR/USD
1.322%, USD 6,536, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
6,536
(ÿ)
539
Total Options Purchased
(cost $52,060) 47,594
Short-Term Investments - 25.4%
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21
BRL 1,140
208
Cardtronics, Inc.
1.000% due 12/01/20
1,307
1,300
Charming Charlie, Inc. Term Loan
0.000% due 05/15/21 (~)(Ê)(Š)
5
2
Cheniere Energy, Inc.
4.875% due 05/28/21 (Þ)
527
527
Dycom Industries, Inc.
0.750% due 09/15/21
1,371
1,337
Encore Capital Group, Inc.
2.875% due 03/15/21
1,336
1,314
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21
IDR 22,209,000
1,569
Jazz Investments I, Ltd.
1.875% due 08/15/21
1,184
1,188
Russian Federal Bond - OFZ
Series 6205
7.600% due 04/14/21
RUB 45,640
583
Ship Finance International, Ltd.
5.750% due 10/15/21
732
712
Spirit Realty Capital, Inc.
3.750% due 05/15/21
435
438
Twitter, Inc.
1.000% due 09/15/21
1,408
1,402
U.S. Cash Management Fund(@)
161,017,863
(∞)
160,986
United States Treasury Bills
0.073% due 11/05/20 (ç)(ž)
2,298
2,298
0.089% due 11/12/20 (ç)(ž)
2,522
2,522
0.083% due 11/17/20 (ç)(ž)
738
738
0.088% due 11/19/20 (ç)(ž)
1,747
1,747
0.105% due 12/03/20 (ç)(ž)
919
919
0.100% due 12/08/20 (ç)(ž)
369
369
0.086% due 12/10/20 (ç)(ž)
1,359
1,359
0.102% due 12/15/20 (ç)(ž)
481
481
0.088% due 12/17/20 (ç)(ž)
610
610
0.085% due 12/22/20 (ç)(ž)
1,650
1,650
0.089% due 01/05/21 (ž)
1,546
1,546
0.086% due 01/07/21 (ž)
2,837
2,837
0.084% due 01/12/21 (ž)
2,654
2,654
0.087% due 01/14/21 (ž)
1,700
1,700
0.084% due 01/19/21 (ž)
3,744
3,743
0.092% due 01/21/21 (ž)
295
295
0.099% due 02/04/21 (ž)
300
300

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 813
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.092% due 02/11/21 (ž)
700
700
0.102% due 03/04/21 (ž)
4,325
4,324
0.099% due 03/18/21 (ž)
780
780
0.105% due 03/25/21 (ž)
365
365
0.100% due 04/01/21 (ž)
2,125
2,124
0.099% due 04/15/21 (ž)
515
515
VEREIT, Inc.
3.750% due 12/15/20
1,005
1,005
Verint Systems, Inc.
1.500% due 06/01/21
1,124
1,144
Total Short-Term Investments
(cost $208,532) 208,291
Other Securities - 0.9%
U.S. Cash Collateral Fund(@)(×)
7,876,073
(∞)
7,876
Total Other Securities
(cost $7,876) 7,876
Total Investments - 104.7%
(identified cost $864,994) 859,437
Other Assets and Liabilities,
Net - (4.7)%
(38,931)
Net Assets - 100.0%
820,506

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
814 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
5.5%
Adyen NV 06/17/20 EUR 245 1,414.65 347
413
Aena SME SA 11/09/15 EUR 2,963 123.73 367
400
Apollo Management Holdings, LP 12/10/19 122,000 100.42 123
121
AXA SA 01/14/19 400,000 106.15 425
546
Bank of China (Hong Kong), Ltd. 09/11/18 600,000 100.00 600
640
BNP Paribas SA 07/14/16 300,000 113.00 339
319
BNP Paribas SA 08/13/18 700,000 107.66 754
781
BNP Paribas SA 09/15/20 200,000 104.38 209
205
BNP Paribas SA 09/23/20 200,000 106.66 213
212
BNP Paribas SA 09/23/20 400,000 115.89 464
460
Carel Industries SpA 06/17/20 EUR 24,352 17.10 416
454
Cellnex Telecom SA 01/23/20 EUR 968 50.25 49
62
Chefs' Warehouse Holdings, Inc. 05/19/20 396,000 76.64 303
301
Cheniere Energy, Inc. 09/25/20 527,000 101.02 532
527
Credit Agricole SA 02/03/16 800,000 106.67 853
939
Credit Agricole SA 03/12/19 200,000 107.50 215
220
Credit Agricole SA 09/16/20 200,000 109.50 219
214
Credit Suisse Group AG 07/09/18 1,000,000 103.79 1,037
1,059
Credit Suisse Group AG 08/14/19 500,000 103.41 517
537
Credit Suisse Group AG 10/15/19 400,000 109.46 438
433
Credit Suisse Group AG 08/04/20 400,000 100.89 404
403
Credit Suisse Group AG 09/23/20 200,000 110.13 220
217
Dai-ichi Life Insurance Co., Ltd. (The) 07/13/16 200,000 100.00 200
217
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
334
Dai-ichi Life Insurance Co., Ltd. (The) 09/20/17 250,000 112.00 280
261
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 267
222
Dairy Farmers of America, Inc. 03/20/17 2,100 106.88 224
187
Dresdner Funding Trust I 07/18/16 300,000 114.19 343
438
Enel SpA 12/07/16 450,000 114.35 515
520
Entra ASA 11/02/16 NOK 6,672 10.15 68
87
ESR Cayman, Ltd. 12/17/19 HKD 69,800 2.22 155
211
Farm Credit Bank of Texas 07/18/16 5,596 106.13 594
598
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
296
Fortive Corp. 11/21/19 1,363,000 97.58 1,330
1,354
Granite Point Mortgage Trust, Inc. 04/11/18 718,000 87.82 631
683
Guess?, Inc. 05/27/20 659,000 70.90 467
536
GVS SpA 06/26/20 EUR 33,483 11.94 400
472
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
205
High Ridge Brands Co. 03/17/17 1,640,000 98.75 1,620
33
HSBC Capital Funding, LP 07/14/16 325,000 145.95 474
551
Hydro One, Ltd. 01/31/20 CAD 2,093 20.46 43
46
Instone Real Estate Group AG 03/28/19 EUR 6,810 24.26 165
141
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
211
j2 Global, Inc. 07/29/20 693,000 81.48 565
620
JPMorgan Chase Commercial Mortgage Securities Trust 04/11/19 158,000 98.02 155
84
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
172
MetLife Capital Trust IV 07/15/16 700,000 121.97 854
966
MetLife, Inc. 07/14/16 425,000 139.53 593
612
MGIC Investment Corp. 09/14/20 1,100,000 129.23 1,422
1,416
Mitsui Sumitomo Insurance Co., Ltd. 02/27/19 400,000 100.00 400
477
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 716,000 85.99 616
322
Morgan Stanley Capital I Trust 07/26/17 496,000 88.59 439
298
Morgan Stanley Capital I Trust 08/21/17 586,000 87.97 516
290
Netcompany Group A/S 06/17/20 DKK 19,770 63.17 1,249
1,647
Nippon Life Insurance Co. 01/13/16 300,000 99.68 299
336
Nippon Life Insurance Co. 02/08/19 300,000 102.65 308
335
Nippon Life Insurance Co. 01/15/20 400,000 104.48 418
429
Nordea Bank AB 09/15/20 200,000 113.66 227
224
Nutanix, Inc. 05/06/20 1,035,000 90.54 937
994
On the Beach Group PLC 06/18/20 GBP 140,909 3.69 520
393
One Call Corp. 02/19/19 8,480,309 89.49 7,590
8,481
Orsted A/S 11/08/19 DKK 440 90.38 40
70
Pluralsight, Inc. 01/15/20 1,387,000 88.24 1,224
1,201

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 815
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
214
SBL Holdings LLC 02/04/20 140,000 100.00 140
116
Scentre Group Trust 2 09/16/20 300,000 100.00 300
294
Scentre Group Trust 3 09/16/20 500,000 100.00 500
491
Societe Generale SA 09/21/17 200,000 108.55 217
205
Societe Generale SA 02/07/18 600,000 109.29 656
640
Societe Generale SA 06/05/20 400,000 103.38 414
421
Societe Generale SA 09/16/20 200,000 114.28 229
225
Standard Chartered PLC 02/07/18 200,000 109.87 220
213
Standard Chartered PLC 10/11/18 200,000 101.25 203
207
Swiss Re Finance (Luxembourg) SA 03/26/19 400,000 100.00 400
459
UBS Group Funding Switzerland AG 01/28/19 400,000 100.00 400
431
UBS-Barclays Commercial Mortgage Trust 10/18/17 66,000 71.18 47
37
VAT Group AG 06/17/20 CHF 3,360 182.40 613
630
Vonage Holdings Corp. 04/14/20 857,000 89.50 767
835
Western Digital Corp. 01/28/19 1,581,000 92.71 1,466
1,509
WFRBS Commercial Mortgage Trust 11/01/17 31,000 89.00 28
19
Worldline SA 06/17/20 EUR 15,873 81.07 1,287
1,179
Yellow Cake PLC 07/08/19 GBP 148,816 2.57 383
367
44,925
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 22 EUR 2,343 11/20
(197)
Australia 10 Year Government Bond Futures 84 AUD 12,559 12/20
84
CAC40 Euro Index Futures 117 EUR 5,370 11/20
(490)
DAX Index Futures 16 EUR 4,626 12/20
(755)
Euro STOXX 50 Index Futures 108 EUR 3,196 12/20
(435)
FTSE 100 Index Futures 417 GBP 23,200 12/20
(2,458)
FTSE/MIB Index Futures 14 EUR 1,253 12/20
(160)
IBEX 35 Index Futures 19 EUR 1,223 11/20
(98)
Japanese 10 Year Government Bond Futures 7 JPY 1,063,160 12/20
—
MSCI EAFE Index Futures 73 USD 6,511 12/20
(409)
MSCI Emerging Markets Index Futures 666 USD 36,694 12/20
285
OMXS30 Index Futures 82 SEK 14,100 11/20
(109)
S&P 500 E-Mini Index Futures 11 USD 1,796 12/20
(24)
S&P Consumer Discretionary Select Sector Index Futures 68 USD 9,807 12/20
(305)
S&P Energy Select Sector Index Futures 153 USD 4,533 12/20
(594)
S&P Financial Select Sector Index Futures 581 USD 42,536 12/20
(1,669)
SPI 200 Index Futures 40 AUD 5,890 12/20
(11)
United States Treasury Ultra Bond Futures 484 USD 104,060 12/20
(638)
Short Positions
Canadian 10 Year Government Bond Futures 27 CAD 4,078 12/20
18
Euro-Bund Futures 40 EUR 7,046 12/20
(95)
FTSE 250 Index Futures 24 GBP 824 12/20
30
Long Gilt Futures 32 GBP 4,342 12/20
5
MSCI Singapore Index Futures 109 SGD 3,005 11/20
90
NASDAQ 100 E-Mini Index Futures 152 USD 33,581 12/20
189

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
816 Multi-Strategy Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Russell 2000 E-Mini Index Futures 1,260 USD 96,818 12/20
(1,993)
S&P 400 E-Mini Index Futures 6 USD 1,137 12/20
(28)
S&P 500 E-Mini Index Futures 62 USD 10,121 12/20
653
S&P Utilities Select Sector Index Futures 183 USD 11,491 12/20
(654)
S&P/TSX 60 Index Futures 110 CAD 20,359 12/20
623
TOPIX Index Futures 360 JPY 5,662,799 12/20
827
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(8,318)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.70 USD 56,000 11/05/20
(126)
Fannie Mae Bonds
JPMorgan Chase
Put 1 106.78 USD 32,000 11/05/20
(19)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.72 USD 50,000 12/07/20
(168)
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.06 USD 35,000 12/07/20
(199)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.63 USD 56,000 12/07/20
(78)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3 Month LIBOR/
USD 1.235%, USD 21,872,
03/21/27
Bank of America
Call 1 0.00 21,872 03/19/25
(239)
Bank of America, USD 3 Month LIBOR/
USD 0.920%, USD 2,758,
03/27/40
Bank of America
Call 2 0.00 5,516 03/25/30
(214)
Barclays, USD 3 Month LIBOR/USD
0.418%, USD 97,000, 01/15/26
Barclays
Call 1 0.00 96,999 01/13/21
(240)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 8,722,
03/28/40
Goldman Sachs
Call 1 0.00 8,722 03/26/30
(333)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 35,576, 03/31/28
JPMorgan Chase
Call 1 0.00 35,576 03/25/27
(144)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 4,387,
03/27/40
Morgan Stanley
Call 1 0.00 4,387 03/25/30
(164)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 4,387,
03/27/40
Morgan Stanley
Call 1 0.00 4,387 03/25/30
(166)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 21,933, 03/27/26
UBS
Call 1 0.00 21,933 03/25/25
(82)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 21,872,
03/21/27
Bank of America
Put 1 0.00 21,872 03/19/25
(142)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 2,758,
03/27/40
Bank of America
Put 2 0.00 5,516 03/25/30
(548)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 8,722,
03/28/40
Goldman Sachs
Put 1 0.00 8,722 03/26/30
(872)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 35,576, 03/31/28
JPMorgan Chase
Put 1 0.00 35,576 03/25/27
(267)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 4,387,
03/27/40
Morgan Stanley
Put 1 0.00 4,387 03/25/30
(445)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 4,387,
03/27/40
Morgan Stanley
Put 1 0.00 4,387 03/25/30
(442)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 21,933, 03/27/26
UBS
Put 1 0.00 21,933 03/25/25
(96)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 817
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Total Liability for Options Written (premiums received $5,025) (å)
(4,984)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 7 AUD 10 11/24/20 —
Bank of America USD 12 AUD 17 11/24/20 —
Bank of America USD 25 AUD 36 11/24/20 —
Bank of America USD 108 CAD 144 11/02/20 —
Bank of America USD 815 EUR 686 12/16/20 (15)
Bank of America USD 3 GBP 2 11/03/20 —
Bank of America USD 212 JPY 22,201 11/04/20 —
Bank of America USD 22 NOK 197 11/24/20 (2)
Bank of America USD 2,348 NOK 22,145 11/24/20 (29)
Bank of America USD 2,380 SEK 21,336 11/24/20 18
Bank of America USD 569 SEK 4,972 12/16/20 (10)
Bank of America AUD 1,832 USD 1,325 11/24/20 38
Bank of America CAD 1,767 USD 1,345 12/16/20 18
Bank of America EUR 345 USD 402 11/03/20 —
Bank of America GBP 5,243 USD 6,834 12/16/20 40
Bank of America HKD 6,535 USD 843 12/16/20 —
Bank of America JPY 878,568 USD 8,393 12/16/20 (3)
Bank of America NOK 513 USD 54 11/24/20 —
Bank of America NOK 11,942 USD 1,350 11/24/20 99
Bank of America SEK 21,336 USD 2,467 11/24/20 69
Bank of Montreal USD 1,132 AUD 1,557 12/16/20 (37)
Bank of Montreal USD 1,713 CHF 1,562 12/16/20 (7)
Bank of Montreal USD 1,599 EUR 1,350 12/16/20 (25)
Bank of Montreal USD 5,957 GBP 4,584 12/16/20 (16)
Bank of Montreal CAD 3,978 USD 3,014 12/16/20 28
Bank of Montreal JPY 708,822 USD 6,684 12/16/20 (90)
Bank of New York USD 1,133 AUD 1,557 12/16/20 (38)
Bank of New York USD 1,715 CHF 1,562 12/16/20 (9)
Bank of New York USD 1,598 EUR 1,350 12/16/20 (24)
Bank of New York USD 5,962 GBP 4,584 12/16/20 (22)
Bank of New York USD 33 JPY 3,412 11/24/20 —
Bank of New York USD 33 NZD 48 11/24/20 (1)
Bank of New York USD 2,408 NZD 3,657 11/24/20 10
Bank of New York CAD 3,978 USD 3,020 12/16/20 34
Bank of New York JPY 248,434 USD 2,352 11/24/20 (22)
Bank of New York JPY 708,822 USD 6,681 12/16/20 (92)
Bank of New York NZD 106 USD 70 11/24/20 —
Bank of New York NZD 107 USD 71 11/24/20 —
Brown Brothers Harriman USD 119 EUR 101 11/03/20 (1)
Brown Brothers Harriman USD 788 EUR 676 11/03/20 —
Brown Brothers Harriman EUR 18 USD 22 11/03/20 —
Brown Brothers Harriman EUR 94 USD 112 11/03/20 2
Brown Brothers Harriman EUR 665 USD 780 11/03/20 6
Brown Brothers Harriman EUR 664 USD 774 12/02/20 —
Citigroup USD 1,341 GBP 1,013 11/24/20 (28)
Citigroup USD 2,431 JPY 255,674 11/24/20 12

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
818 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup GBP 1 USD 1 11/24/20 —
Citigroup GBP 16 USD 21 11/24/20 1
Citigroup GBP 30 USD 39 11/24/20 —
Citigroup JPY 255,674 USD 2,428 11/24/20 (14)
Citigroup RUB 728,250 USD 9,453 12/16/20 328
Citigroup TWD 90,790 USD 3,138 12/16/20 (73)
HSBC USD 2,233 BRL 11,823 01/05/21 (179)
HSBC USD 423 CNY 2,871 02/18/21 2
HSBC USD 3,023 CNY 20,396 02/18/21 (2)
HSBC USD 54 COP 208,229 01/25/21 —
HSBC USD 1,222 HUF 371,918 01/22/21 (42)
HSBC USD 1,637 IDR 24,257,152 11/30/20 —
HSBC USD 913 MXN 20,261 01/04/21 35
HSBC USD 131 PHP 6,349 11/10/20 —
HSBC USD 3,475 PLN 13,345 02/08/21 (104)
HSBC USD 20 RON 81 11/27/20 —
HSBC USD 291 RON 1,207 11/27/20 (2)
HSBC USD 32 RUB 2,521 11/10/20 —
HSBC USD 663 RUB 50,723 11/10/20 (25)
HSBC USD 26 THB 812 11/30/20 —
HSBC USD 1,470 THB 46,248 11/30/20 14
HSBC USD 30 ZAR 504 01/25/21 —
HSBC USD 86 ZAR 1,477 01/25/21 4
HSBC CLP 439,677 USD 556 02/08/21 (13)
HSBC COP 961,077 USD 251 01/25/21 4
HSBC CZK 27,355 USD 1,214 01/22/21 43
HSBC IDR 1,188,136 USD 79 11/30/20 (1)
HSBC IDR 1,501,110 USD 100 11/30/20 (1)
HSBC IDR 2,253,750 USD 150 11/30/20 (2)
HSBC IDR 2,782,664 USD 187 11/30/20 (1)
HSBC IDR 16,531,492 USD 1,116 11/30/20 1
HSBC IDR 24,257,152 USD 1,620 03/03/21 —
HSBC IDR 24,257,152 USD 1,620 03/03/21 —
HSBC MXN 1,157 USD 52 01/04/21 (2)
HSBC MXN 1,434 USD 67 01/04/21 —
HSBC MXN 2,255 USD 100 01/04/21 (6)
HSBC MXN 7,076 USD 320 01/04/21 (11)
HSBC PEN 1,599 USD 450 01/25/21 8
HSBC PHP 1,952 USD 40 11/10/20 —
HSBC PHP 4,397 USD 88 11/10/20 (2)
HSBC PHP 6,349 USD 131 02/26/21 —
HSBC RUB 53,244 USD 741 11/10/20 71
HSBC RUB 50,723 USD 656 02/26/21 25
HSBC ZAR 683 USD 40 01/25/21 (2)
JPMorgan Chase USD 1,131 AUD 1,557 12/16/20 (37)
JPMorgan Chase USD 1,713 CHF 1,562 12/16/20 (7)
JPMorgan Chase USD 1,598 EUR 1,350 12/16/20 (24)
JPMorgan Chase USD 5,942 GBP 4,584 12/16/20 (1)
JPMorgan Chase CAD 3,978 USD 3,015 12/16/20 28
JPMorgan Chase JPY 708,822 USD 6,684 12/16/20 (89)
JPMorgan Chase MXN 22,270 USD 1,019 12/16/20 (26)
Royal Bank of Canada USD 1,131 AUD 1,557 12/16/20 (36)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 819
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 3,810 CAD 5,020 11/24/20 (42)
Royal Bank of Canada USD 1,712 CHF 1,562 12/16/20 (6)
Royal Bank of Canada USD 1,598 EUR 1,350 12/16/20 (24)
Royal Bank of Canada USD 5,941 GBP 4,584 12/16/20 —
Royal Bank of Canada CAD 36 USD 27 11/24/20 —
Royal Bank of Canada CAD 78 USD 60 11/24/20 1
Royal Bank of Canada CAD 3,244 USD 2,420 11/24/20 (15)
Royal Bank of Canada CAD 3,978 USD 3,014 12/16/20 28
Royal Bank of Canada JPY 708,822 USD 6,684 12/16/20 (91)
Royal Bank of Canada MXN 22,270 USD 1,020 12/16/20 (25)
Standard Chartered USD 1,132 AUD 1,557 12/16/20 (37)
Standard Chartered USD 1,712 CHF 1,562 12/16/20 (6)
Standard Chartered USD 1,598 EUR 1,350 12/16/20 (24)
Standard Chartered USD 5,957 GBP 4,584 12/16/20 (16)
Standard Chartered CAD 3,978 USD 3,013 12/16/20 27
Standard Chartered JPY 708,822 USD 6,683 12/16/20 (92)
State Street USD 119 BRL 687 11/03/20 1
State Street USD 6,000 CAD 7,911 12/16/20 (60)
State Street USD 5 EUR 4 11/24/20 —
State Street USD 23 EUR 19 11/24/20 —
State Street USD 24 EUR 20 11/24/20 —
State Street USD 11,003 EUR 9,281 12/16/20 (183)
State Street USD 553 SEK 4,840 12/16/20 (9)
State Street USD 161 ZAR 2,710 12/17/20 4
State Street CNY 118,694 USD 17,220 12/16/20 (443)
State Street EUR 958 USD 1,145 11/24/20 28
State Street HKD 28,874 USD 3,723 12/16/20 (1)
State Street INR 7,620 USD 102 12/16/20 1
State Street KRW 7,859,050 USD 6,611 12/16/20 (301)
State Street NOK 8,070 USD 895 12/16/20 49
State Street SGD 1,360 USD 995 12/16/20 (1)
UBS USD 23 CHF 21 11/24/20 —
UBS USD 60 CHF 55 11/24/20 —
UBS USD 98 CHF 90 11/24/20 —
UBS CHF 3,437 USD 3,817 11/24/20 66
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(1,406)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index – Fannie Mae 30
Year 4.000% Goldman Sachs USD 11,439 1 Month LIBOR
(1)
01/12/45 — (44) (44)
Short
Markit IOS Index – Fannie Mae 30
Year 4.000% JPMorgan Chase USD 11,439 1 Month LIBOR
(1)
01/12/45 — 46 46
Russell 1000 Index Total Return Goldman Sachs USD 30,389 3 Month LIBOR + 0.245%
(2)
04/16/21 — (1,772) (1,772)
Total Open Total Return Swap Contracts (å) — (1,770) (1,770)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
820 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 17,400 0.225%
(3)
Three Month LIBOR
(2)
10/19/22
— (4) (4)
Barclays USD 93,400 Three Month LIBOR
(2)
0.250%
(3)
12/16/22
(59) 42 (17)
Barclays USD 9,234 0.350%
(3)
Three Month LIBOR
(2)
07/06/25
— (19) (19)
Barclays USD 1,345 0.300%
(3)
Three Month LIBOR
(2)
07/14/25
— (7) (7)
Barclays USD 957 0.277%
(3)
Three Month LIBOR
(2)
08/12/25
— (7) (7)
Barclays USD 1,224 Three Month LIBOR
(2)
0.344%
(3)
10/13/25
— 6 6
Barclays USD 1,294 Three Month LIBOR
(2)
0.410%
(3)
10/13/25
— 2 2
Barclays USD 10,100 0.435%
(3)
Three Month LIBOR
(2)
11/02/25
— (5) (5)
Barclays USD 98,500 Three Month LIBOR
(2)
0.350%
(3)
12/16/25
(2) 556 554
Barclays USD 621 0.645%
(3)
Three Month LIBOR
(2)
07/15/30
— (12) (12)
Barclays USD 18,500 0.556%
(3)
Three Month LIBOR
(2)
08/05/30
— (531) (531)
Barclays USD 18,500 Three Month LIBOR
(2)
0.564%
(3)
09/08/30
— 538 538
Barclays USD 17,200 Three Month LIBOR
(2)
0.717%
(3)
10/07/30
— 260 260
Barclays USD 3,581 0.751%
(3)
Three Month LIBOR
(2)
10/16/30
— (43) (43)
Barclays USD 1,558 0.774%
(3)
Three Month LIBOR
(2)
10/20/30
— (15) (15)
Barclays USD 1,932 0.837%
(3)
Three Month LIBOR
(2)
10/26/30
— (8) (8)
Barclays USD 3,635 0.884%
(3)
Three Month LIBOR
(2)
10/27/30
— 2 2
Barclays USD 4,170 Three Month LIBOR
(2)
0.840%
(3)
10/28/30
— 16 16
Barclays USD 1,479 Three Month LIBOR
(2)
0.781%
(3)
10/30/30
— 14 14
Barclays USD 2,447 0.805%
(3)
Three Month LIBOR
(2)
11/02/30
— (18) (18)
Barclays USD 1,652 Three Month LIBOR
(2)
0.845%
(3)
11/03/30
— — —
Barclays USD 3,428 Three Month LIBOR
(2)
0.700%
(3)
12/16/30
— 66 66
Barclays USD 445 Three Month LIBOR
(2)
1.328%
(3)
06/12/40
— 11 11
Barclays USD 289 Three Month LIBOR
(2)
1.268%
(3)
06/19/40
— 9 9
Barclays USD 578 Three Month LIBOR
(2)
1.250%
(3)
06/19/40
— 19 19
Barclays USD 811 Three Month LIBOR
(2)
1.322%
(3)
06/19/40
— 21 21
Barclays USD 1,564 Three Month LIBOR
(2)
1.345%
(3)
09/19/40
— 37 37
Barclays USD 2,199 Three Month LIBOR
(2)
2.000%
(3)
03/18/50
(682) 262 (420)
Barclays USD 2,199 2.000%
(3)
Three Month LIBOR
(2)
03/18/50
11 413 424
Barclays USD 830 Three Month LIBOR
(2)
1.325%
(3)
06/06/50
— 31 31
Barclays USD 1,304 Three Month LIBOR
(2)
1.275%
(3)
09/19/50
— 58 58
Barclays USD 40,000 Three Month LIBOR
(2)
1.160%
(3)
10/16/50
106 1,319 1,425
Barclays USD 8,203 1.305%
(3)
Three Month LIBOR
(2)
10/27/50
— 16 16
Barclays USD 14,500 1.150%
(3)
Three Month LIBOR
(2)
12/16/50
(59) (522) (581)
Barclays USD 1,121 Three Month LIBOR
(2)
1.250%
(3)
06/06/55
— 57 57
Barclays USD 412 Three Month LIBOR
(2)
1.026%
(3)
06/18/55
— 44 44
Barclays USD 515 Three Month LIBOR
(2)
1.025%
(3)
06/18/55
— 55 55
Barclays USD 4,034 1.080%
(3)
Three Month LIBOR
(2)
08/14/55
— (377) (377)
Barclays USD 1,408 Three Month LIBOR
(2)
1.178%
(3)
09/19/55
— 98 98
Barclays USD 445 Three Month LIBOR
(2)
1.155%
(3)
06/12/60
— 29 29
Barclays USD 491 Three Month LIBOR
(2)
1.155%
(3)
06/19/60
— 32 32

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 821
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse HUF 583,999 Six Month BUBOR
(3)
0.833%
(4)
11/22/22
— 1 1
Credit Suisse HUF 224,000 Six Month BUBOR
(3)
1.200%
(4)
05/10/23
— (3) (3)
Credit Suisse CNY 4,200 2.335%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
— (6) (6)
Credit Suisse CNY 13,700 2.520%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
07/07/25
— (6) (6)
HSBC CNY 4,100 1.770%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
05/06/25
— (22) (22)
JPMorgan Chase BRL 4,200
Brazil Interbank
Deposit Rate
(5)
9.305%
(5)
01/04/21
— (69) (69)
JPMorgan Chase BRL 23,100
Brazil Interbank
Deposit Rate
(5)
8.775%
(5)
01/04/21
— (367) (367)
Total Open Interest Rate Swap Contracts (å)
(685) 1,973 1,288
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield
Index Morgan Stanley
Sell
USD 125,000 5.000%
(2)
12/20/25
7,855 (2,780) 5,075
CMBX NA Index Bank of America
Sell
USD 279 5.000%
(2)
05/11/63
(31) (109) (140)
CMBX NA Index Bank of America
Sell
USD 81 3.000%
(2)
05/11/63
(6) (20) (26)
CMBX NA Index Bank of America
Purchase
USD 53 (5.000%)
(2)
11/18/54
26 (7) 19
CMBX NA Index Bank of America
Sell
USD 37 3.000%
(2)
05/11/63
(3) (9) (12)
CMBX NA Index Bank of America
Sell
USD 1,374 3.000%
(2)
05/11/63
(123) (322) (445)
CMBX NA Index Bank of America
Sell
USD 81 3.000%
(2)
05/11/63
(7) (19) (26)
CMBX NA Index Bank of America
Sell
USD 47 3.000%
(2)
05/11/63
(4) (11) (15)
CMBX NA Index Bank of America
Sell
USD 16 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Bank of America
Purchase
USD 252 (5.000%)
(2)
09/17/58
10 102 112
CMBX NA Index Bank of America
Sell
USD 104 3.000%
(2)
05/11/63
(7) (27) (34)
CMBX NA Index Bank of America
Sell
USD 11 3.000%
(2)
05/11/63
(1) (3) (4)
CMBX NA Index Citigroup
Purchase
USD 17 (5.000%)
(2)
11/18/54
1 5 6
CMBX NA Index Citigroup
Purchase
USD 21 (5.000%)
(2)
11/18/54
1 6 7
CMBX NA Index Citigroup
Sell
USD 2,440 3.000%
(2)
05/11/63
(156) (633) (789)
CMBX NA Index Citigroup
Sell
USD 2 5.000%
(2)
01/17/47
— (1) (1)
CMBX NA Index Citigroup
Sell
USD 178 3.000%
(2)
05/11/63
(12) (46) (58)
CMBX NA Index Citigroup
Sell
USD 171 5.000%
(2)
05/11/63
(25) (61) (86)
CMBX NA Index Citigroup
Sell
USD 111 3.000%
(2)
05/11/63
(7) (29) (36)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
822 Multi-Strategy Income Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Citigroup
Sell
USD 142 3.000%
(2)
05/11/63
(10) (36) (46)
CMBX NA Index Citigroup
Purchase
USD 1 (5.000%)
(2)
08/17/61
— — —
CMBX NA Index Citigroup
Purchase
USD 1 (5.000%)
(2)
08/17/61
— — —
CMBX NA Index Citigroup
Sell
USD 20 3.000%
(2)
05/11/63
(2) (4) (6)
CMBX NA Index Citigroup
Sell
USD 28 5.000%
(2)
05/11/63
(5) (9) (14)
CMBX NA Index Citigroup
Sell
USD 331 5.000%
(2)
01/17/47
(56) (91) (147)
CMBX NA Index Citigroup
Purchase
USD 17 (5.000%)
(2)
11/18/54
1 5 6
CMBX NA Index Citigroup
Purchase
USD 3 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Citigroup
Purchase
USD 21 (5.000%)
(2)
09/17/58
1 8 9
CMBX NA Index Citigroup
Purchase
USD 39 (2.000%)
(2)
05/11/63
— 5 5
CMBX NA Index Citigroup
Purchase
USD 37 (3.000%)
(2)
11/18/54
6 2 8
CMBX NA Index Citigroup
Purchase
USD 111 (5.000%)
(2)
09/17/58
7 42 49
CMBX NA Index Citigroup
Purchase
USD 124 (5.000%)
(2)
11/18/54
9 35 44
CMBX NA Index Citigroup
Purchase
USD 53 (5.000%)
(2)
10/17/57
7 20 27
CMBX NA Index Citigroup
Purchase
USD 629 (5.000%)
(2)
10/17/57
109 206 315
CMBX NA Index Citigroup
Purchase
USD 37 (3.000%)
(2)
11/18/54
5 3 8
CMBX NA Index Citigroup
Sell
USD 329 3.000%
(2)
08/17/61
(52) (17) (69)
CMBX NA Index Citigroup
Sell
USD 93 2.000%
(2)
05/11/63
(11) (1) (12)
CMBX NA Index Credit Suisse
Purchase
USD 1,152 (5.000%)
(2)
10/17/57
198 380 578
CMBX NA Index Credit Suisse
Sell
USD 18 3.000%
(2)
05/11/63
(2) (4) (6)
CMBX NA Index Credit Suisse
Sell
USD 5,169 3.000%
(2)
05/11/63
(483) (1,190) (1,673)
CMBX NA Index Credit Suisse
Purchase
USD 26 (3.000%)
(2)
01/17/47
2 4 6
CMBX NA Index Credit Suisse
Purchase
USD 777 (5.000%)
(2)
09/17/58
78 266 344
CMBX NA Index Goldman Sachs
Sell
USD 94 3.000%
(2)
05/11/63
(13) (17) (30)
CMBX NA Index Goldman Sachs
Sell
USD 94 3.000%
(2)
05/11/63
(13) (17) (30)
CMBX NA Index Goldman Sachs
Sell
USD 36 3.000%
(2)
05/11/63
(3) (9) (12)
CMBX NA Index Goldman Sachs
Sell
USD 37 3.000%
(2)
05/11/63
(3) (9) (12)
CMBX NA Index Goldman Sachs
Sell
USD 775 5.000%
(2)
05/11/63
(341) (47) (388)
CMBX NA Index Goldman Sachs
Purchase
USD 20 (5.000%)
(2)
08/17/61
7 — 7
CMBX NA Index Goldman Sachs
Sell
USD 44 5.000%
(2)
05/11/63
(6) (16) (22)
CMBX NA Index Goldman Sachs
Purchase
USD 36 (3.000%)
(2)
11/18/54
6 1 7
CMBX NA Index Goldman Sachs
Sell
USD 2,885 3.000%
(2)
05/11/63
(448) (485) (933)
CMBX NA Index Goldman Sachs
Sell
USD 80 3.000%
(2)
05/11/63
(5) (21) (26)
CMBX NA Index Goldman Sachs
Purchase
USD 593 (5.000%)
(2)
10/17/57
67 230 297
CMBX NA Index Goldman Sachs
Sell
USD 859 3.000%
(2)
05/11/63
(137) (141) (278)
CMBX NA Index Goldman Sachs
Sell
USD 163 3.000%
(2)
05/11/63
(24) (29) (53)
CMBX NA Index Goldman Sachs
Sell
USD 17 3.000%
(2)
05/11/63
(1) (5) (6)
CMBX NA Index Goldman Sachs
Sell
USD 43 5.000%
(2)
05/11/63
(5) (17) (22)
CMBX NA Index Goldman Sachs
Sell
USD 15 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Goldman Sachs
Purchase
USD 17 (5.000%)
(2)
09/17/58
1 7 8
CMBX NA Index Goldman Sachs
Sell
USD 15 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Goldman Sachs
Sell
USD 177 3.000%
(2)
05/11/63
(26) (31) (57)
CMBX NA Index Goldman Sachs
Sell
USD 18 3.000%
(2)
05/11/63
(1) (5) (6)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 823
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 33 3.000%
(2)
05/11/63
(3) (8) (11)
CMBX NA Index Goldman Sachs
Purchase
USD 20 (5.000%)
(2)
09/17/58
2 7 9
CMBX NA Index Goldman Sachs
Purchase
USD 33 (5.000%)
(2)
09/17/58
4 11 15
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 12 17
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 12 17
CMBX NA Index Goldman Sachs
Sell
USD 27 3.000%
(2)
05/11/63
(3) (6) (9)
CMBX NA Index Goldman Sachs
Sell
USD 37 3.000%
(2)
05/11/63
(4) (8) (12)
CMBX NA Index Goldman Sachs
Sell
USD 234 3.000%
(2)
05/11/63
(22) (54) (76)
CMBX NA Index Goldman Sachs
Sell
USD 38 3.000%
(2)
05/11/63
(4) (8) (12)
CMBX NA Index Goldman Sachs
Sell
USD 44 3.000%
(2)
05/11/63
(3) (11) (14)
CMBX NA Index Goldman Sachs
Sell
USD 3 5.000%
(2)
05/11/63
— (2) (2)
CMBX NA Index Goldman Sachs
Sell
USD 41 3.000%
(2)
05/11/63
(4) (9) (13)
CMBX NA Index Goldman Sachs
Sell
USD 114 3.000%
(2)
05/11/63
(12) (25) (37)
CMBX NA Index Goldman Sachs
Sell
USD 107 5.000%
(2)
05/11/63
(17) (37) (54)
CMBX NA Index Goldman Sachs
Sell
USD 87 5.000%
(2)
05/11/63
(10) (34) (44)
CMBX NA Index JPMorgan Chase
Purchase
USD 336 (5.000%)
(2)
11/18/54
183 (64) 119
CMBX NA Index JPMorgan Chase
Sell
USD 11,100 3.000%
(2)
05/11/63
(3,551) (38) (3,589)
CMBX NA Index JPMorgan Chase
Purchase
USD 339 (3.000%)
(2)
01/17/47
80 4 84
CMBX NA Index JPMorgan Chase
Purchase
USD 528 (5.000%)
(2)
09/17/58
262 (28) 234
CMBX NA Index JPMorgan Chase
Sell
USD 276 5.000%
(2)
05/11/63
(142) 4 (138)
CMBX NA Index JPMorgan Chase
Purchase
USD 2 (5.000%)
(2)
08/17/61
1 — 1
CMBX NA Index JPMorgan Chase
Sell
USD 3 5.000%
(2)
01/17/47
(1) — (1)
CMBX NA Index Morgan Stanley
Sell
USD 46 3.000%
(2)
05/11/63
(4) (11) (15)
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
09/17/58
— 2 2
CMBX NA Index Morgan Stanley
Sell
USD 29 3.000%
(2)
05/11/63
(2) (7) (9)
CMBX NA Index Morgan Stanley
Sell
USD 39 2.000%
(2)
05/11/63
— (5) (5)
CMBX NA Index Morgan Stanley
Purchase
USD 60 (5.000%)
(2)
11/18/54
6 15 21
CMBX NA Index Morgan Stanley
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 12 17
CMBX NA Index Morgan Stanley
Purchase
USD 58 (5.000%)
(2)
09/17/58
7 19 26
CMBX NA Index Morgan Stanley
Sell
USD 2,217 3.000%
(2)
05/11/63
(148) (569) (717)
CMBX NA Index Morgan Stanley
Purchase
USD 1 (3.000%)
(2)
09/17/58
— — —
CMBX NA Index Morgan Stanley
Sell
USD 14 5.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Morgan Stanley
Purchase
USD 22 (5.000%)
(2)
08/17/61
2 5 7
CMBX NA Index Morgan Stanley
Sell
USD 100 5.000%
(2)
05/11/63
(18) (32) (50)
CMBX NA Index Morgan Stanley
Purchase
USD 49 (5.000%)
(2)
09/17/58
4 18 22
CMBX NA Index Morgan Stanley
Sell
USD 502 3.000%
(2)
01/17/47
(37) (88) (125)
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
11/18/54
— 1 1
CMBX NA Index Morgan Stanley
Sell
USD 90 3.000%
(2)
05/11/63
(7) (22) (29)
CMBX NA Index Morgan Stanley
Purchase
USD 1 (5.000%)
(2)
08/17/61
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 36 (5.000%)
(2)
11/18/54
3 10 13
CMBX NA Index Morgan Stanley
Sell
USD 50 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Morgan Stanley
Purchase
USD 69 (5.000%)
(2)
09/17/58
4 27 31
CMBX NA Index Morgan Stanley
Purchase
USD 37 (5.000%)
(2)
09/17/58
2 14 16

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
824 Multi-Strategy Income Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Purchase
USD 37 (5.000%)
(2)
09/17/58
2 14 16
CMBX NA Index Morgan Stanley
Purchase
USD 76 (3.000%)
(2)
11/18/54
12 4 16
CMBX NA Index Morgan Stanley
Purchase
USD 137 (3.000%)
(2)
01/17/47
8 26 34
CMBX NA Index Morgan Stanley
Purchase
USD 1 (5.000%)
(2)
09/17/58
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 17 (5.000%)
(2)
08/17/61
1 5 6
CMBX NA Index Morgan Stanley
Purchase
USD 34 (5.000%)
(2)
08/17/61
2 9 11
Total Open Credit Default Swap Contracts (å) 2,967 (5,814)
(2,847)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 81,207 $ —
$ —
$ 81,207 9.9
International Debt — 34,155 —
—
34,155 4.2
Loan Agreements — 181 113
—
294 —
*
Mortgage-Backed Securities — 127 , 576 —
—
127 , 576 15 . 5
Non-US Bonds — 27,583 —
—
27,583 3.4
Common Stocks
Consumer Discretionary 14,457 23,708 —
—
38,165 4. 6
Consumer Staples 5,099 10,783 —
—
15,882 1.9
Energy 8,475 2,514 —
—
10,989 1.3
Financial Services 49,996 33,888 —
—
83,884 10. 2
Health Care 4,749 12,411 —
—
17,160 2.1
Materials and Processing 22,470 15,716 —
—
38,186 4.7
Producer Durables 21,855 25,049 1,454
—
48,358 5. 9
Technology 11,062 14,163 —
—
25,225 3.1
Utilities 10,627 18,370 182
—
29,179 3.6
Preferred Stocks 14,220 3,613 —
—
17,833 2.2
Options Purchased 2,574 45,020 —
—
47,594 5.8
Short-Term Investments — 47,3 0 3 2
160,9 8 6
208,291 25.4
Other Securities — — —
7,876
7,876 0 . 9
Total Investments 165,584 523 , 240 1,751 168,86 2 859 , 437 10 4 . 7
Other Assets and Liabilities, Net (4 . 7 )
100.0

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 825
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 2,804 — —
—
2,804 0.3
Foreign Currency Exchange Contracts 1 1,142 —
—
1,143 0.1
Total Return Swap Contracts — 46 —
—
46 —
*
Interest Rate Swap Contracts — 3,825 —
—
3,825 0.5
Credit Default Swap Contracts — 7,673 —
—
7,673 0 . 9
A
Liabilities
Futures Contracts (11,122) — —
—
(11,122) (1. 4 )
Options Written (590) (4,39 4 ) —
—
(4,98 4 ) (0.6)
Foreign Currency Exchange Contracts (1) (2,548) —
—
(2,549) (0. 3 )
Total Return Swap Contracts — (1,816) —
—
(1,816) (0. 2 )
Interest Rate Swap Contracts — (2,537) —
—
(2,537) (0.3)
Credit Default Swap Contracts — (10,520) —
—
(10,520) (1. 3 )
Total Other Financial Instruments
**
$ (8,908) $ (9,12 9 ) $ — $ — $ (18,03 7 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
4,849
Austria ....................................................................................
1,573
Belgium ..................................................................................
795
Bermuda .................................................................................
1,047
Brazil ......................................................................................
2,761
Canada ....................................................................................
25,431
Cayman Islands .......................................................................
999
Chile .......................................................................................
1,649
China ......................................................................................
4,312
Colombia .................................................................................
2,431
Czech Republic .......................................................................
2,965
Denmark .................................................................................
4,201

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
826 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
Finland ...................................................................................
629
France .....................................................................................
13,208
Germany .................................................................................
10,656
Ghana .....................................................................................
26
Greece ....................................................................................
712
Guernsey .................................................................................
470
Hong Kong ..............................................................................
2,674
Hungary ..................................................................................
315
Indonesia ................................................................................
4,515
Ireland ....................................................................................
1,442
Israel .......................................................................................
604
Italy ........................................................................................
3,668
Japan ......................................................................................
82,158
Jersey ......................................................................................
367
Kazakhstan .............................................................................
907
Luxembourg ............................................................................
1,267
Malaysia ..................................................................................
101
Marshall Islands .....................................................................
1,339
Mexico ....................................................................................
5,182
Monaco ...................................................................................
235
Netherlands ............................................................................
8,133
New Zealand ...........................................................................
191
Norway ....................................................................................
366
Peru ........................................................................................
1,765
Philippines ..............................................................................
211
Romania ..................................................................................
959
Russia .....................................................................................
9,540
Singapore ................................................................................
2,037
South Africa ............................................................................
3,078
South Korea ............................................................................
4,586
Spain .......................................................................................
2,426
Sweden ....................................................................................
5,749
Switzerland .............................................................................
10,497
Taiwan .....................................................................................
660
Thailand ..................................................................................
2,583
Turkey .....................................................................................
338
Ukraine ...................................................................................
1,340
United Kingdom ......................................................................
33,956
United States ...........................................................................
586,272
Virgin Islands, British .............................................................
1,262
Total Investments .................................................................... 859,437

Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 827
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 1,844 $ — $ — $ 45,750
Unrealized appreciation on foreign currency exchange contracts — — 1,143 —
Variation margin on futures contracts** 2,697 — — 107
Total return swap contracts, at fair value — — — 46
Interest rate swap contracts, at fair value — — — 3,825
Credit default swap contracts, at fair value — 7,673 — —
Total
$ 4,541 $ 7,673 $ 1,143 $ 49,728
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 10,389 $ — $ — $ 733
Unrealized depreciation on foreign currency exchange contracts — — 2,549 —
Options written, at fair value — — — 4,984
Total return swap contracts, at fair value 1,772 — — 44
Interest rate swap contracts, at fair value — — — 2,537
Credit default swap contracts, at fair value — 10,520 — —
Total
$ 12,161 $ 10,520 $ 2,549 $ 8,298
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 1,503 $ — $ — $ (884)
Futures contracts (8,341) — — 9,909
Options written (7,870) — — 16,087
Total return swap contracts (1,397) — — —
Interest rate swap contracts — — — (10,623)
Credit default swap contracts — 165 — —
Foreign currency exchange contracts — — (1,984) —
Total
$ (16,105) $ 165 $ (1,984) $ 14,489
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (5,294) $ — $ — $ 4,152
Futures contracts (4,433) — — 1,121
Options written (132) — — (944)
Total return swap contracts (2,149) — — 2
Interest rate swap contracts — — — 2,946
Credit default swap contracts — (7,167) — —
Foreign currency exchange contracts — — (2,038) —
Total
$ (12,008) $ (7,167) $ (2,038) $ 7,277
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
828 Multi-Strategy Income Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 47,594 $ — $ 47,594
Securities on Loan* Investments, at fair value 7,482 — 7,482
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,143 — 1,143
Total Return Swap Contracts Total return swap contracts, at fair value 46 — 46
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 3,825 — 3,825
Credit Default Swap Contracts Credit default swap contracts, at fair value 7,673 — 7,673
Total Financial and Derivative Assets
67,763 — 67,763
Financial and Derivative Assets not subject to a netting agreement
(9,847) — (9,847)
Total Financial and Derivative Assets subject to a netting agreement
$ 57,916 $ — $ 57,916
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 22,016 $ 1,331 $ 1,332 $ 19,353
Bank of Montreal
28 28 — —
Bank of New York
44 44 — —
Bank of Nova Scotia
682 — 682 —
Barclays
1,255 240 1,015 —
Brown Brothers Harriman
8 1 — 7
Citigroup
2,632 853 317 1,462
Credit Suisse
973 928 45 —
Goldman Sachs
19,276 1,589 — 17,687
HSBC
2,994 208 2,786 —
JPMorgan Chase
5,807 1,653 3 4,151
Morgan Stanley
579 240 339 —
National Bank of Canada
262 — 262 —
Royal Bank of Canada
29 29 — —
Standard Chartered
27 27 — —
State Street
83 55 — 28
UBS
65 — — 65
Wells Fargo
1,156 — 1,156 —
Total
$ 57,916 $ 7,226 $ 7,937 $ 42,753

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 829
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,549 $ — $ 2,549
Options Written Contracts Options written, at fair value 4,984 — 4,984
Total Return Swap Contracts Total return swap contracts, at fair value 1,816 — 1,816
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 2,537 — 2,537
Credit Default Swap Contracts Credit default swap contracts, at fair value 10,520 — 10,520
Total Financial and Derivative Liabilities
22,406 — 22,406
Financial and Derivative Liabilities not subject to a netting agreement
(2,516) — (2,516)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 19,890 $ — $ 19,890
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,907 $ 1,331 $ 576 $ —
Bank of Montreal 175 28 — 147
Bank of New York 208 44 — 164
Barclays 240 240 — —
Brown Brothers Harriman 1 1 — —
Citigroup 1,379 853 — 5 26
Credit Suisse 1,679 928 584 1 67
Goldman Sachs 5,190 1,589 500 3,101
HSBC 417 208 209 —
JPMorgan Chase 4,914 1,653 — 3,261
Morgan Stanley 2,191 240 866 1,085
Royal Bank of Canada 239 29 — 210
Standard Chartered 174 27 — 147
State Street 997 55 900 42
UBS 179 — — 179
Total
$ 19,890 $ 7,226 $ 3, 635 $ 9 , 029
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
830 Multi-Strategy Income Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 864 , 994
Investments, at fair value(*)(>) ......................................................................................................................................................
859 , 437
Cash ............................................................................................................................................................................................... 656
Foreign currency holdings(^) ......................................................................................................................................................... 1,808
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,143
Receivables:
Dividends and interest ....................................................................................................................................................... 5,295
Dividends from affiliated funds .......................................................................................................................................... 17
Investments sold ................................................................................................................................................................ 92 , 01 3
Fund shares sold ................................................................................................................................................................ 943
From broker(a)(b)(c)(d ) ....................................................................................................................................................... 58 , 616
Total return swap contracts, at fair value(∞) ................................................................................................................................... 46
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 3,825
Credit default swap contracts, at fair value(+) ................................................................................................................................ 7,673
Total assets .................................................................................................................................................
1,031 , 472
Liabilities
Payables:
Due to broker (e )( f ) ............................................................................................................................................................. 1 , 787
Investments purchased ...................................................................................................................................................... 168 , 300
Fund shares redeemed ....................................................................................................................................................... 1,387
Accrued fees to affiliates .................................................................................................................................................... 451
Other accrued expenses ..................................................................................................................................................... 450
Variation margin on futures contracts ................................................................................................................................. 8,302
Deferred capital gains tax liability ..................................................................................................................................... 7
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 2,549
Options written, at fair value(x) ...................................................................................................................................................... 4,984
Payable upon return of securities loaned ....................................................................................................................................... 7,876
Total return swap contracts, at fair value(∞) ................................................................................................................................... 1,816
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 2,537
Credit default swap contracts, at fair value(+) ................................................................................................................................ 10,520
Total liabilities .............................................................................................................................................
210 , 966
Net Assets ............................................................................................................................................................
$ 820,506

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 831
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (54,203)
Shares of beneficial interest ...........................................................................................................................................................
872
Additional paid-in capital ..............................................................................................................................................................
8 73 , 837
Net Assets ............................................................................................................................................................
$ 820,506
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.39
Maximum offering price per share (Net as set value plus sales charge of 5 .75%): Class A ......................................................... $ 9.96
Class A — Net assets ............................................................................................................................................................. $ 4,800,420
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 511,012
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.33
Class C — Net assets ............................................................................................................................................................. $ 5,172,336
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 554,582
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.40
Class M — Net assets ............................................................................................................................................................ $ 55,625,923
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 5,914,577
Net asset value per share: Class S  (#) ............................................................................................................................................ $ 9.41
Class S   — Net assets ........................................................................................................................................................... $ 565,160,637
Class S   — Shares outstanding ($.01 par value) .................................................................................................................... 60,038,524
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.43
Class Y — Net assets ............................................................................................................................................................. $ 189,746,788
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 20,131,878
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,827
(x)     Premiums received on options written $ 5,025
(*)     Securities on loan included in investments $ 7,482
(∞)    Total return swap contracts - premiums paid (received) $ —
(•)     Interest rate swap contracts - premiums paid (received) $ (685)
(+)     Credit default swap contracts - premiums paid (received) $ 2,967
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 168,862
(a)     Receivable from Broker for Futures $ 46,303
(b)     Receivable from Broker for Swaps $ 10 , 547
(c)     Receivable from Broker for Forwards $ 900
(d)     Receivable from Broker for Options $ 866
(e)     Due to Broker for Swaps $ 1 , 607
(f)      Due to Broker for Forwards $ 180
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
832 Multi-Strategy Income Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 8,590
Dividends from affiliated funds ......................................................................................................................................... 1,507
Interest .............................................................................................................................................................................. 9,159
Securities lending income (net) ......................................................................................................................................... 160
Total investment income ...............................................................................................................................................................
19,416
Expenses
Advisory fees .................................................................................................................................................................... 6,706
Administrative fees ........................................................................................................................................................... 435
Custodian fees ................................................................................................................................................................... 637
Distribution fees - Class A ................................................................................................................................................ 17
Distribution fees - Class C ................................................................................................................................................ 46
Transfer agent fees - Class A ............................................................................................................................................ 13
Transfer agent fees - Class C ............................................................................................................................................. 12
Transfer agent fees - Class E (1) ....................................................................................................................................... —*
Transfer agent fees - Class M ............................................................................................................................................ 110
Transfer agent fees - Class S   ........................................................................................................................................... 1,218
Transfer agent fees - Class Y ............................................................................................................................................ 10
Professional fees ............................................................................................................................................................... 172
Registration fees ............................................................................................................................................................... 103
Shareholder servicing fees - Class C ................................................................................................................................. 15
Shareholder servicing fees - Class E (1) ............................................................................................................................ —*
Trustees’ fees .................................................................................................................................................................... 45
Printing fees ...................................................................................................................................................................... 62
Miscellaneous ................................................................................................................................................................... 47
Expenses before reductions .............................................................................................................................................. 9,648
Expense reductions ........................................................................................................................................................... (3,165)
Net expenses .................................................................................................................................................................................
6,483
Net investment income (loss) ........................................................................................................................................................
12,933
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (20,901)
Investments in affiliated funds .......................................................................................................................................... (11)
Futures contracts .............................................................................................................................................................. 1,568
Options written ................................................................................................................................................................. 8,217
Foreign currency exchange contracts ................................................................................................................................ (1,984)
Total return swap contracts ............................................................................................................................................... (1,397)
Interest rate swap contracts ............................................................................................................................................... (10,623)
Credit default swap contracts ............................................................................................................................................ 165
Foreign currency-related transactions ............................................................................................................................... 202
Net realized gain (loss) ..................................................................................................................................................................
(24,764)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (13,366)
Investments in affiliated funds .......................................................................................................................................... (17)
Futures contracts .............................................................................................................................................................. (3,312)
Options written ................................................................................................................................................................. (1,076)
Foreign currency exchange contracts ................................................................................................................................ (2,038)
Total return swap contracts ............................................................................................................................................... (2,147)
Interest rate swap contracts ............................................................................................................................................... 2,946
Credit default swap contracts ............................................................................................................................................ (7,167)

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 833
Statement of Operations, continued — For the Period Ended October 31, 2020
Amounts in thousands
Foreign currency-related transactions ............................................................................................................................... (49)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (26,226)
Net realized and unrealized gain (loss) ......................................................................................................................................... (50,990)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (38,057)
*      Less than $500.
(1)    For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
834 Multi-Strategy Income Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 12,933 $ 38,715
Net realized gain (loss) ...................................................................................................................... (24,764) 15,953
Net change in unrealized appreciation (depreciation) ....................................................................... (26,226) 20,332
Net increase (decrease) in net assets from operations ............................................................................. (38,057) 75,000
Distributions
To shareholders
Class A .......................................................................................................................................... (208) (219)
Class C .......................................................................................................................................... (142) (124)
Class E (1)   ................................................................................................................................... (1) (1)
Class M ......................................................................................................................................... (1,528) (1,161)
Class S   ......................................................................................................................................... (16,948) (22,796)
Class Y .......................................................................................................................................... (6,608) (7,255)
Net decrease in net assets from distributions .......................................................................................... (25,435) (31,556)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (148,377) (283,269)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(211,869) (239,825)
Net Assets
Beginning of period .................................................................................................................................
1,032,375 1,272,200
End of period ..........................................................................................................................................
$ 820,506 $ 1,032,375

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 835
**      Less than 500 shares.
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 131 $ 1,281 348 $ 3,374
Proceeds from reinvestment of distributions 21 204 21 210
Payments for shares redeemed (632) (5,733) (289) (2,841)
Net increase (decrease)
(480) (4,248) 80 743
Class C
Proceeds from shares sold 57 555 178 1,744
Proceeds from reinvestment of distributions 15 142 13 124
Payments for shares redeemed (242) (2,240) (298) (2,923)
Net increase (decrease)
(170) (1,543) (107) (1,055)
Class E  (1)
Proceeds from shares sold 3 24 — —
Proceeds from reinvestment of distributions —** 1 —** 1
Payments for shares redeemed (6) (59) (4) (37)
Net increase (decrease)
(3) (34) (4) (36)
Class M
Proceeds from shares sold 2,613 25,053 3,656 36,227
Proceeds from reinvestment of distributions 156 1,528 118 1,161
Payments for shares redeemed (2,775) (26,984) (1,114) (10,979)
Net increase (decrease)
(6) (403) 2,660 26,409
Class S
Proceeds from shares sold 12,892 123,419 15,481 152,216
Proceeds from reinvestment of distributions 1,724 16,934 2,332 22,778
Payments for shares redeemed (25,003) (241,533) (44,564) (440,820)
Net increase (decrease)
(10,387) (101,180) (26,751) (265,826)
Class Y
Proceeds from shares sold 3,600 36,117 941 9,302
Proceeds from reinvestment of distributions 673 6,607 742 7,254
Payments for shares redeemed (8,797) (83,693) (6,122) (60,060)
Net increase (decrease)
(4,524) (40,969) (4,439) (43,504)
Total increase (decrease)
(15,570) $ (148,377) (28,561) $ (283,269)

Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
836 Multi-Strategy Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 10.03 .12 (.51) (.39) (.23) (.02)
October 31, 2019 9.67 .29 .30 .59 (.23) —
October 31, 2018 10.26 .36 (.53) (.17) (.33) (.09)
October 31, 2017 9.66 .34 .57 .91 (.31) —
October 31, 2016 9.52 .35 .12 .47 (.33) —
Class C
October 31, 2020 10.00 .04 (.50) (.46) (.19) (.02)
October 31, 2019 9.64 .21 .30 .51 (.15) —
October 31, 2018 10.23 .27 (.52) (.25) (.25) (.09)
October 31, 2017 9.64 .26 .57 .83 (.24) —
October 31, 2016 9.51 .27 .13 .40 (.27) —
Class M
October 31, 2020 10.05 .14 (.52) (.38) (.25) (.02)
October 31, 2019 9.68 .33 .30 .63 (.26) —
October 31, 2018 10.27 .39 (.52) (.13) (.37) (.09)
October 31, 2017(5) 10.00 .25 .27 .52 (.25) —
Class S
October 31, 2020 10.05 .13 (.51) (.38) (.24) (.02)
October 31, 2019 9.69 .31 .30 .61 (.25) —
October 31, 2018 10.28 .38 (.53) (.15) (.35) (.09)
October 31, 2017 9.68 .36 .58 .94 (.34) —
October 31, 2016 9.53 .36 .14 .50 (.35) —
Class Y
October 31, 2020 10.06 .15 (.50) (.35) (.26) (.02)
October 31, 2019 9.70 .33 .30 .63 (.27) —
October 31, 2018 10.29 .39 (.52) (.13) (.37) (.09)
October 31, 2017 9.68 .39 .58 .97 (.36) —
October 31, 2016 9.54 .39 .12 .51 (.37) —

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 837
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.25) 9.39 (4.04) 4,800 1.37 1.02 1.28 174
(.23) 10.03 6.18 9,939 1.34 1.01 2.95 128
(.42) 9.67 (1.78) 8,808 1.35 1.02 3.55 112
(.31) 10.26 9.63 13,283 1.36 1.09 3.37 146
(.33) 9.66 5.08 10,052 1.44 1.10 3.70 67
(.21) 9.33 (4.71) 5,172 2.12 1.77 .40 174
(.15) 10.00 5.39 7,247 2.09 1.76 2.17 128
(.34) 9.64 (2.48) 8,024 2.10 1.77 2.73 112
(.24) 10.23 8.73 8,242 2.12 1.84 2.64 146
(.27) 9.64 4.34 7,233 2.19 1.85 2.92 67
(.27) 9.40 (3.85) 55,626 1.12 .67 1.48 174
(.26) 10.05 6.58 59,481 1.09 .67 3.30 128
(.46) 9.68 (1.39) 31,567 1.10 .67 3.83 112
(.25) 10.27 5.31 29,335 1.05 .73 3.94 146
(.26) 9.41 (3.83) 565,161 1.12 .77 1.40 174
(.25) 10.05 6.43 707,676 1.09 .76 3.19 128
(.44) 9.69 (1.50) 941,557 1.10 .77 3.75 112
(.34) 10.28 9.89 1,020,873 1.11 .83 3.64 146
(.35) 9.68 5.43 552,190 1.19 .85 3.81 67
(.28) 9.43 (3.57) 189,747 .92 .57 1.60 174
(.27) 10.06 6.63 247,995 .90 .57 3.37 128
(.46) 9.70 (1.31) 282,173 .91 .57 3.88 112
(.36) 10.29 10.19 248,299 .92 .64 3.87 146
(.37) 9.68 5.51 259,486 1.00 .65 4.16 67

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
838 Multi-Strategy Income Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 300 , 856
Administration fees 34 , 685
Distribution fees 4 , 464
Shareholder servicing fees 1, 149
Transfer agent fees 1 0 5, 458
Trustee fees 4 , 385
$ 450 , 997
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 15,512 $ 84,089 $ 91,725 $ — $ — $ 7,876 $ 155 $ —
U.S. Cash Management Fund 218,704 2,449,621 2,507,311 (11) (17) 160,986 1,507 —
$ 234,216 $ 2,533,710 $ 2,599,036 $ (11) $ (17) $ 168,862 $ 1,662 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 88 6 , 653 , 392 $ 21 4 , 879 , 530 $ (241 , 819 , 210 ) $ (2 6 , 939 , 680 ) $ 3 , 247 , 229 $ (31 , 131 , 470 )
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 23,384,530 $ 2,050,489 $ — $ 31,555,609 $ — $ —
Total distributable earnings (losses)
$ 14
Additional paid-in capital
(14)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
840 Multi-Asset Growth Strategy Fund
Multi-Asset Growth Strategy Fund
-
Class A
‡
Total
Return
1 Year (10 .32)%
Inception* (0 .96)%§
Multi-Asset Growth Strategy Fund
-
Class C
‡‡
Total
Return
1 Year (5 .63)%
Inception* (0 .03)%§
Multi-Asset Growth Strategy Fund
-
Class M
‡‡‡
Total
Return
1 Year (4 .44)%
Inception* 0 .97%§
Multi-Asset Growth Strategy Fund
-
Class S
Total
Return
1 Year (4 .52)%
Inception* 0 .88%§
Multi-Asset Growth Strategy Fund
-
Class Y
‡‡‡‡
Total
Return
1 Year (4 .36)%
Inception* 1.06%§
S&P 500
®
Index **
Total
Return
1 Year 9.71%
Inception* 11.38%§

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Multi-Asset Growth Strategy Fund 841
The Multi-Asset Growth Strategy Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission (“SEC”) permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2020, the Fund had fourteen money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term total return with lower
volatility than equity markets.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
A, Class C, Class M, Class S and Class Y Shares lost 4.85%,
5.63%, 4.44%, 4.52% and 4.36%, respectively. This is compared to the Fund’s benchmark, the S&P 500
®
Index, which gained
9.71% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar World
Allocation Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, lost
2.57%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
the fiscal year ended October 31, 2020, broad U.S. large cap equity market returns were positive on an absolute basis led by risk-on sentiment following periods of extreme volatility. With the rise in COVID-19 cases resulting in economic shutdown and recession, asset class returns were mixed in absolute terms led by
U.S. large cap equity and risky credits, while haven assets such as U.S. treasuries lagged.
Equities were the highest returning asset class, led by market leadership within U.S. large cap growth companies. With respect to regions, U.S. equities outperformed their developed non-U.S.
peers, with the Russell 3000
®
Index returning over 10%, while
the MSCI ACWI ex USA Index (Net) returned -2.61%, and
emerging market shares returned 8.25% as measured by the MSCI
Emerging Markets Index (Net). Regional return spreads were
even more significant in certain areas, for example, with U.K. and
European ex-U.K. equities falling by approximately 11.00% and
8.00%, respectively, as measured by the MSCI United Kingdom
Index and MSCI Europe ex UK Index. Within U.S. equities, large cap equities outperformed their more cyclical small cap peers, and growth-oriented equities strongly outperformed their value peers with return spreads widening beyond historical measures.
With respect to fixed income, the fiscal year risk-on rally was slightly less obvious, as risky credits outperformed haven U.S.
treasuries, however credit risk was led by investment grade
debt, while high yield debt lagged both treasuries and the
aggregate bond universe. Investment grade debt and treasuries found support by an accommodative Federal Reserve policy,
resulting in returns of approximately 8% and 7%, respectively
(as measured by the Markit iBoxx USD Liquid Investment Grade
Index and Bloomberg Barclays U.S. Treasury Index). Securitized
and mortgage-backed securities lagged, returning only 4% and
3%, respectively (as measured by the Bloomberg Barclays U.S.
Securitized Index and Bloomberg Barclays U.S. Mortgage Backed
Securities Index). High yield credit, loans and emerging market debt underperformed as well, while the U.S. dollar fell by nearly
2%.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
In order to seek to achieve the Fund’s objective during the period,
RIM’s strategic asset allocation included traditional asset classes such as equities, real assets, and fixed income, as well as asset classes such as bank loans, high yield debt, emerging market local and hard currency debt, mortgage-backed securities and other alternative strategies.
Money manager performance and RIM asset allocation decisions were both detractive with respect to benchmark relative annual returns for the fiscal year ended October 31, 2020.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to money manager performance, global equity
managers were the largest detractors, with value-oriented
managers struggling the most. Levin-Easterly Partners, LLC
(“Levin”), a U.S. equity value manager, was the worst performer and struggled to outperform over the fiscal year, with negative stock selection being the primary diver of negative excess returns.
Stock selection within financials was the largest detractor, with selection within the insurance industry being the primary drag on

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
842 Multi-Asset Growth Strategy Fund
returns. Additionally, Levin suffered from poor selection within the oil and gas industry, with overweight allocations to names such as Occidental Petroleum costing the manager over the year.
Despite these losses, the manager was able to add value via sector allocation effects, with an underweight to the real estate sector, as well as an overweight to the consumer staples sector, being additive though not enough to outweigh stock selection losses.
Top money manager performance over the fiscal year came
from U.S. large cap growth manager Riverpark Advisors, LLC
(“Riverpark”), who was able to find success within information technology names. Riverpark had success in application software names, with names such as Bill.com and Adobe adding to excess returns. However, despite strong stock selection effects, sector allocation effects were slightly detractive, with underweights to consumer staples and industrials sectors hampering returns.
Despite these negative effects, however, positive stock selection was more than enough to overcome negative allocation effects.
RIM’s asset allocation decisions were detractive with respect to benchmark relative annual returns for the fiscal year ended
October 31, 2020. Regional weightings, for example an overweight to European ex-U.K. equities and an underweight to U.S.
equities, were the largest detractor, as cheaper, more attractively priced non-U.S. equities failed to outperform their U.S. peers.
Additionally, a preference for value equities over their growth peers was detractive, with growth-value return spreads widening to historic levels as large cap growth names strongly outperformed value-oriented peers. Despite these largest detractors, RIM
employed certain risk-management strategies that were beneficial to the Fund. In particular, an overweight allocation to the Fund’s long volatility manager Putnam Investment Management, LLC
was fruitful in the face of volatility, as the manager contributed positively to Fund performance despite extreme levels of market volatility. Additionally, the purchase of long put options and the use of put spreads helped to mitigate portfolio drawdown during periods of significant market losses. RIM’s currency
positioning, which was underweight U.S. dollar (“USD”) in favor of developed non-U.S. currencies, was beneficial as well. As the
USD depreciated over the period, this positioning was fruitful, helping to partially offset the negative effects related to regional positioning and preference for value equities.
During the period, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation strategies. RIM used standardized derivative contracts, such as equity index futures and treasury futures, to help efficiently implement tactical asset allocation changes. In addition, standardized call and put options were used to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was particularly additive to
Fund performance during the extreme levels of volatility seen in the first quarter of 2020 as COVID-19 resulted in economic shutdown and broad market equities dramatically fell.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along geographic, factor and industry dimensions, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. The Fund’s active positioning strategy provided
exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. The strategy underperformed relative to the Fund’s benchmark for the one-year period.
Underperformance was largely a result of relative geographic tilts, as the strategy was underweight U.S. equities and overweight
European peers relative to the benchmark. Furthermore, from a size and style perspective, the strategy held significant positions in mid and small-cap companies, with a bias to value names,
which proved detrimental over the period as large cap and growth names outperformed their small cap and value counterparts.
Lastly, from a sector perspective, relative overweight positioning within the struggling health care sector and relative underweight positioning to the outperforming technology sector contributed to underperformance over the period.
RIM also manages an internally-developed backwardation
strategy that seeks to achieve excess return through the use of a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness.
The backwardation strategy was negative over the period.
Describe any changes to the Fund’s structure or the money
manager line-up.
In May 2020, RIM terminated Invesco Advisers, Inc. and hired
Berenberg Asset Management, LLC. The objective of this change was to improve the Fund’s excess return potential.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Multi-Asset Growth Strategy Fund 843
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2020 Styles
Atlantic Investment Management, Inc. Global Equity
Berenberg Asset Management, LLC European Equities
Boston Partners Global Investors, Inc. Global Equity
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited
Global Listed Real Estate
Securities
First Eagle Alternative Credit, LLC
(formerly, THL Credit Advisors, LLC) Bank Loans
First Sentier Investors (Australia) IM
Limited
Global Listed
Infrastructure
GLG LLC Emerging Markets Debt
Hermes Investment Management Limited High Yield Debt
Kopernik Global Investors, LLC Global Equity
Levin-Easterly Partners, LLC U.S. Equity
Oaktree Capital Management, L.P. Convertibles
Putnam Investment Management, LLC Mortgages & Fixed
Income Opportunistic
Strategy
Money Managers as of October 31,
2020 Styles
RiverPark Advisors, LLC U.S. Equity
Sompo Asset Management Co., Ltd. Japan Equities
* Assumes initial investment on March 7, 2017.
** The Standard & Poor’s 500
®
Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The index is structured to approximate the general distribution of industries in the U.S.
economy.
‡ The Fund’s performance inception date for Class A Shares was September 28, 2017. The returns shown for Class A prior to that date are the returns of the Fund’s
Class S Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Class A Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as the Class S Shares.
‡‡ The Fund’s performance inception date for Class C Shares was September 28, 2017. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class S Shares. Class C Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class C Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡‡ The Fund’s performance inception date for Class Y Shares was August 30, 2017. The returns shown for Class Y Shares prior to that date are the returns of the
Fund’s Class S Shares. Class Y Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S
Shares.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
844 Multi-Asset Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,041.10 $ 1,019.20
Expenses Paid During Period* $ 6.05 $ 5.99
* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,037.60 $ 1,015.43
Expenses Paid During Period* $ 9.89 $ 9.78
* Expenses are equal to the Fund's annualized expense ratio of 1.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,043.10 $ 1,020.96
Expenses Paid During Period* $ 4.26 $ 4.22
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,042.90 $ 1,020.46
Expenses Paid During Period* $ 4.78 $ 4.72
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
Multi-Asset Growth Strategy Fund 845
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,044.40 $ 1,021.47
Expenses Paid During Period* $ 3.75 $ 3.71
* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
846 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 25.7%
Corporate Bonds and Notes - 7.6%
AbbVie, Inc.
4.550% due 03/15/35 (Þ) 756
907
4.750% due 03/15/45 (Þ) 200
244
AES Corp. (The)
5.125% due 09/01/27 279
299
Air Transport Services Group, Inc.
1.125% due 10/15/24 316
348
Aircastle , Ltd.
4.125% due 05/01/24 576
569
4.250% due 06/15/26 232
218
Allegheny Technologies, Inc.
4.750% due 07/01/22 368
391
Ally Financial, Inc.
3.875% due 05/21/24 73
79
4.625% due 03/30/25 770
861
5.750% due 11/20/25 520
591
AMAG Pharmaceuticals, Inc.
3.250% due 06/01/22 535
533
Apache Corp.
4.250% due 01/15/30 112
99
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 2,111
1,990
Arbor Realty Trust, Inc.
4.750% due 11/01/22 3,275
3,083
Ares Capital Corp.
4.625% due 03/01/24 2,419
2,507
Atlas Air Worldwide Holdings, Inc.
2.250% due 06/01/22 784
833
Avaya Holdings Corp.
2.250% due 06/15/23 968
945
Benefitfocus , Inc.
1.250% due 12/15/23 936
780
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22 1,859
1,813
Boingo Wireless, Inc.
1.000% due 10/01/23 456
397
CalAmp Corp.
2.000% due 08/01/25 643
523
Calpine Corp.
5.125% due 03/15/28 (Þ) 393
405
CenturyLink, Inc.
4.000% due 02/15/27 (Þ) 250
256
Series WI
5.625% due 04/01/25 280
294
Series Y
7.500% due 04/01/24 116
128
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
5.375% due 05/01/47 225
267
Chefs' Warehouse Holdings, Inc.
1.875% due 12/01/24 (Þ) 697
530
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CIT Group, Inc.
Series A
5.800% due 12/31/99 (USD 3
Month LIBOR + 3.972%)(Ê)(ƒ)
549
545
Clearway Energy Operating LLC
4.750% due 03/15/28 (Þ) 61
64
Series WI
5.000% due 09/15/26 515
532
Cleveland-Cliffs, Inc.
6.750% due 03/15/26 (Þ) 252
265
7.000% due 03/15/27 (Þ) 72
63
Colony Capital, Inc.
5.000% due 04/15/23 1,894
1,857
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 200
219
DCP Midstream Operating, LP
5.125% due 05/15/29 377
375
5.600% due 04/01/44 54
47
Dell International LLC / EMC Corp.
6.020% due 06/15/26 (Þ) 600
710
Dell, Inc.
6.500% due 04/15/38 100
120
DISH Network Corp.
2.375% due 03/15/24 2,280
2,048
Domtar Corp.
6.250% due 09/01/42 408
451
Enbridge, Inc.
5.500% due 07/15/77 (USD 3
Month LIBOR + 3.418%)(Ê)
989
945
Energy Transfer Operating, LP
Series A
6.250% due 12/31/99 (USD 3
Month LIBOR + 4.028%)(Ê)(ƒ)
254
170
Series G
7.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.306%)
(Ê)(ƒ)
15
12
EnLink Midstream Partners, LP
4.150% due 06/01/25 32
28
5.600% due 04/01/44 271
167
5.050% due 04/01/45 103
65
5.450% due 06/01/47 72
46
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3
Month LIBOR + 2.570%)(Ê)
713
635
EQM Midstream Partners, LP
Series 30Y
6.500% due 07/15/48 133
126
EQT Corp.
3.900% due 10/01/27 492
472
Evolent Health, Inc.
2.000% due 12/01/21 1,355
1,286
Exantas Capital Corp.
4.500% due 08/15/22 925
805
EZCorp , Inc.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 847
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.375% due 05/01/25 1,825
1,378
FireEye, Inc.
Series B
1.625% due 06/01/35 2,018
1,968
Flexion Therapeutics, Inc.
3.375% due 05/01/24 451
376
Fortive Corp.
0.875% due 02/15/22 (Þ) 2,401
2,386
General Electric Co.
Series D
5.000% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ)
170
139
General Motors Financial Co., Inc.
Series B
6.500% due 12/31/99 (USD 3
Month LIBOR + 3.436%)(Ê)(ƒ)
130
129
Golar LNG, Ltd.
2.750% due 02/15/22 974
770
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 904
918
Goodyear Tire & Rubber Co. (The)
4.875% due 03/15/27 960
932
Granite Point
5.625% due 12/01/22 (Þ) 1,265
1,203
Green Plains, Inc.
4.125% due 09/01/22 1,275
1,210
Greenbrier Cos., Inc.
2.875% due 02/01/24 2,779
2,508
Guess?, Inc.
2.000% due 04/15/24 (Þ) 1,162
946
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 739
799
HCA, Inc.
4.750% due 05/01/23 308
336
4.500% due 02/15/27 266
301
4.125% due 06/15/29 240
272
7.500% due 11/15/95 (Ñ) 421
535
HCI Group, Inc.
4.250% due 03/01/37 699
693
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 1,589
1,497
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 1,718
1,709
Hercules Capital, Inc.
4.375% due 02/01/22 2,022
2,045
Hess Corp.
5.800% due 04/01/47 160
178
Hope Bancorp, Inc.
2.000% due 05/15/38 2,678
2,341
Insmed , Inc.
1.750% due 01/15/25 395
435
International Consolidated Airlines
0.500% due 07/04/23 100
94
Invacare Corp.
5.000% due 11/15/24 937
880
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
j2 Global, Inc.
1.750% due 11/01/26 (Þ) 1,222
1,093
KB Home
4.800% due 11/15/29 18
19
Kinder Morgan Energy Partners, LP
5.625% due 09/01/41 250
284
4.700% due 11/01/42 590
621
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 2,485
2,435
Kraft Heinz Foods Co.
Series WI
4.375% due 06/01/46 524
536
L Brands, Inc.
Series WI
6.875% due 11/01/35 325
330
Lennar Corp.
Series WI
5.000% due 06/15/27 446
508
4.750% due 11/29/27 497
568
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 2,522
2,293
Limelight Networks, Inc.
3.500% due 08/01/25 414
343
Live Nation Entertainment, Inc.
2.000% due 02/15/25 1,875
1,629
Macquarie Infrastructure Corp.
2.000% due 10/01/23 2,364
2,148
Marathon Oil Corp.
5.200% due 06/01/45 225
213
MGIC Investment Corp.
9.000% due 04/01/63 (Þ) 1,939
2,496
Momo , Inc.
1.250% due 07/01/25 1,161
938
MPLX, LP
Series 0006
5.200% due 03/01/47 250
262
New Mountain Finance Corp.
5.750% due 08/15/23 1,950
1,952
New Relic, Inc.
0.500% due 05/01/23 1,609
1,549
New York Mortgage Trust, Inc.
6.250% due 01/15/22 393
376
Newpark Resources, Inc.
4.000% due 12/01/21 477
420
Novelis Corp.
4.750% due 01/30/30 (Þ) 281
285
Nutanix , Inc.
4.898% due 01/15/23 (Þ) 1,825
1,753
Occidental Petroleum Corp.
3.500% due 08/15/29 360
260
4.100% due 02/15/47 180
118
Paratek Pharmaceuticals, Inc.
4.750% due 05/01/24 193
155
Patrick Industries, Inc.
1.000% due 02/01/23 1,530
1,490

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
848 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (USD 3
Month LIBOR + 4.110%)(Ê)(ƒ)
756
467
Pluralsight , Inc.
0.375% due 03/01/24 2,445
2,117
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52
53
Pure Storage, Inc.
0.125% due 04/15/23 279
272
Quotient Technology, Inc.
1.750% due 12/01/22 1,294
1,272
Range Resources Corp.
Series WI
4.875% due 05/15/25 198
184
Retrophin , Inc.
2.500% due 09/15/25 1,444
1,269
RWT Holdings, Inc.
5.750% due 10/01/25 1,403
1,242
SEACOR Holdings, Inc.
2.500% due 12/15/27 299
265
Severstal PJSC
5.900% due 10/17/22 210
225
Starwood Property Trust, Inc.
4.375% due 04/01/23 2,098
2,018
SunPower Corp.
4.000% due 01/15/23 1,181
1,241
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 1,287
1,189
Team, Inc.
5.000% due 08/01/23 369
311
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 721
731
6.875% due 11/15/31 150
150
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307
329
Teva Pharmaceutical Industries, Ltd.
Series C
0.250% due 02/01/26 1,741
1,710
T-Mobile USA, Inc.
4.500% due 04/15/50 (Þ) 25
29
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,005
1,097
Turning Point Brands, Inc.
2.500% due 07/15/24 1,481
1,446
Two Harbors Investment Corp.
6.250% due 01/15/22 1,552
1,543
United States Steel Corp.
5.000% due 11/01/26 556
501
Vale Overseas, Ltd.
6.250% due 08/10/26 293
350
Veeco Instruments, Inc.
2.700% due 01/15/23 1,058
989
Vishay Intertechnology , Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 06/15/25 1,758
1,717
Vonage Holdings Corp.
1.750% due 06/01/24 (Þ) 1,510
1,472
Western Digital Corp.
1.500% due 02/01/24 2,788
2,661
WPX Energy, Inc.
5.750% due 06/01/26 266
273
5.250% due 10/15/27 17
17
4.500% due 01/15/30 137
132
111,267
International Debt - 1.8%
AerCap Holdings NV
5.875% due 10/10/79 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.535%)
(Ê)
550
435
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% due 07/21/27 375
353
3.875% due 01/23/28 375
355
Akbank TAS
Series REGS
5.125% due 03/31/25 200
184
Alcoa Nederland Holding BV
6.125% due 05/15/28 (Þ) 400
429
ams AG
0.875% due 09/28/22 2,600
2,393
Aphria , Inc.
5.250% due 06/01/24 2,346
1,884
Arcelik AS
Series REGS
5.000% due 04/03/23 200
199
Ball Corp.
1.500% due 03/15/27 200
228
Barclays Bank PLC
6.278% due 12/29/49 (USD 3
Month LIBOR + 1.550%)(Ê)(ƒ)
750
887
Berry Global, Inc.
Series REGS
1.500% due 01/15/27 570
637
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200
212
Canadian Natural Resources, Ltd.
Series GMTN
4.950% due 06/01/47 75
79
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 356
396
Cemex SAB de CV
Series REGS
7.375% due 06/05/27 200
220
Deutsche Postbank Funding Trust I
Series I
0.059% due 12/29/49 (EURIBOR
ICE Swap Rate + 0.025%)(Ê)(ƒ)
148
155

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 849
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Postbank Funding Trust III
0.065% due 02/15/23 (EURIBOR
ICE Swap Rate + 0.125%)(Ê)(ƒ)
253
263
DNB Bank ASA
Series -
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.140%)
(Ê)(ƒ)
405
406
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 750
799
First Quantum Minerals, Ltd.
6.875% due 03/01/26 (Þ) 200
199
HSBC Bank PLC
Series 1M
0.750% due 06/29/49 (USD 6
Month LIBOR + 0.250%)(Ê)(ƒ)
300
254
Huntsman International LLC
Series WI
4.250% due 04/01/25 530
684
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 710
749
IQVIA, Inc.
Series REGS
2.250% due 01/15/28 276
316
Jazz Investments I, Ltd.
1.500% due 08/15/24 468
478
Levi Strauss & Co.
Series NCD
3.375% due 03/15/27 416
492
Liberty Latin America, Ltd.
2.000% due 07/15/24 1,217
1,061
Marriott Vacations Worldwide Corp.
1.500% due 09/15/22 2,273
2,236
Millicom International Cellular SA
Series REGS
5.125% due 01/15/28 200
210
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28 647
850
National Westminster Bank PLC
Series C
0.506% due 11/29/49 (USD 3
Month LIBOR + 0.250%)(Ê)(ƒ)
160
144
Natwest Group PLC
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.625%)
(Ê)(ƒ)
200
207
Neptune Energy Bondco PLC
Series REGS
6.625% due 05/15/25 200
174
Network i2i, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.274%)
(Ê)(ƒ)
200
200
OI European Group BV
4.000% due 03/15/23 (Þ) 126
127
Pretium Resources, Inc.
2.250% due 03/15/22 1,420
1,511
Quintiles IMS, Inc.
Series REGS
3.250% due 03/15/25 560
654
Royal Bank of Scotland Group PLC
Series B
0.408% due 08/29/49 (USD 6
Month LIBOR + 0.250%)(Ê)(ƒ)
130
117
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160
146
Scorpio Tankers, Inc.
3.000% due 05/15/22 449
411
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 300
340
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200
257
Series REGS
7.250% due 04/15/36 150
193
Suzano Austria GmbH
Series REGS
7.000% due 03/16/47 200
242
Series WI
5.000% due 01/15/30 200
219
Telecom Italia Capital SA
6.000% due 09/30/34 70
81
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230
222
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 200
180
Weibo Corp.
1.250% due 11/15/22 1,280
1,237
Wisdom Tree Investments
4.250% due 06/15/23 1,048
1,034
25,739
Loan Agreements - 0.0%
AP Exhaust Acquisition LLC Term Loan
11.000% due 07/24/25 (USD 2
Month LIBOR  + 10.000%)(Ê)(Š)
46
50
ECI Macola /Max Holding LLC 2nd Lien
Term Loan
9.000% due 09/29/25 (USD 1
Month LIBOR + 8.000%)(Ê)
128
126
Mallinckrodt International Finance SA
1st Lien Term Loan B

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
850 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 09/24/24 (USD 3
Month LIBOR  + 4.750%)(Ê)
331
276
Vero Parent, Inc. Term Loan B
7.000% due 08/16/24 (USD 3
Month LIBOR  + 6.000%)(Ê)
—
—
452
Mortgage-Backed Securities - 12.6%
Fannie Mae
4.500% due 2049 74
81
5.000% due 2049 167
186
30 Year TBA(Ï)
1.500% 6,000
6,025
2.000% 6,000
6,175
2.500% —
—
3.500% 13,000
13,734
4.000% 16,000
17,096
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C01 Class 2M2
7.118% due 08/25/28 (USD 1
Month LIBOR + 6.950%)(Ê)
518
558
Series 2016-C03 Class 1M2
5.468% due 10/25/28 (USD 1
Month LIBOR + 5.300%)(Ê)
155
164
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (USD 1
Month LIBOR + 6.400%)(Ê)
1,559
323
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 2,785
552
Series 2010-109 Class IM
Interest Only STRIP
5.500% due 09/25/40 4,293
652
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1
Month LIBOR + 5.900%)(Ê)
2,189
397
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (USD 1
Month LIBOR + 6.000%)(Ê)
3,644
339
Series 2012-19 Class S
Interest Only STRIP
5.782% due 03/25/42 (USD 1
Month LIBOR + 5.950%)(Ê)
6,001
1,135
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 1,458
78
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 692
46
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (USD 1
Month LIBOR + 6.050%)(Ê)
2,602
506
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (USD 1
Month LIBOR + 7.200%)(Ê)
1,496
337
Series 2012-124 Class JI
Interest Only STRIP
3.500% due 11/25/42 3,575
281
Series 2013-7 Class SA
Interest Only STRIP
6.532% due 02/25/43 (USD 1
Month LIBOR + 6.700%)(Ê)
6,079
1,517
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 862
34
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 443
19
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 399
15
Series 2013-40 Class YI
Interest Only STRIP
3.500% due 06/25/42 730
52
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (USD 1
Month LIBOR + 6.200%)(Ê)
310
15
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 2,137
458
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 820
43
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 3,741
744
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (USD 1
Month LIBOR + 5.950%)(Ê)
3,292
767
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 1,085
188
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 1,972
329
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 2,639
547
Series 2015-73 Class PI
Interest Only STRIP
3.500% due 10/25/45 3,946
128
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (USD 1
Month LIBOR + 6.050%)(Ê)
6,281
1,252

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 851
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (USD 1
Month LIBOR + 6.000%)(Ê)
3,751
874
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (USD 1
Month LIBOR + 6.100%)(Ê)
7,416
1,457
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (USD 1
Month LIBOR + 6.100%)(Ê)
4,783
870
Series 2016-83 Class BS
Interest Only STRIP
5.932% due 11/25/46 (USD 1
Month LIBOR + 6.100%)(Ê)
5,977
1,257
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46 185
10
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 1,938
175
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 5,827
974
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 663
45
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 644
44
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 1,575
276
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 2,330
137
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 3,369
299
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (USD 1
Month LIBOR + 6.220%)(Ê)
2,385
394
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 1,542
185
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 4,360
712
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 1,264
188
Series 2018-3 Class PI
Interest Only STRIP
4.000% due 02/25/48 1,232
114
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48 5,058
1,087
Series 2018-36 Class IO
Interest Only STRIP
5.000% due 06/25/48 2,149
400
Series 2018-36 Class SD
Interest Only STRIP
6.082% due 06/25/48 (USD 1
Month LIBOR + 6.250%)(Ê)
6,616
1,230
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (USD 1
Month LIBOR + 6.250%)(Ê)
3,132
657
Series 2018-62 Class SB
Interest Only STRIP
6.032% due 09/25/48 (USD 1
Month LIBOR + 6.200%)(Ê)
6,079
1,055
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (USD 1
Month LIBOR + 6.150%)(Ê)
4,282
699
Series 2018-95 Class SL
Interest Only STRIP
5.982% due 01/25/49 (USD 1
Month LIBOR + 6.150%)(Ê)
3,771
615
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 2,294
113
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 2,817
218
Series 2019-24 Class SA
Interest Only STRIP
5.882% due 05/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
2,299
263
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
4,730
682
Series 2019-28 Class S
Interest Only STRIP
5.882% due 06/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
3,574
525
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
5,660
825
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
3,355
522
Series 2019-50 Class SN
Interest Only STRIP
5.878% due 09/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
5,447
733

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
852 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
4,638
802
Series 2019-71 Class CS
Interest Only STRIP
5.832% due 11/25/49 (USD 1
Month LIBOR + 6.000%)(Ê)
1,685
444
Series 2019-73 Class SC
Interest Only STRIP
5.882% due 12/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
3,923
658
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
6,724
1,088
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50 7,210
823
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50 5,964
702
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50 6,645
1,012
Series 2020-5012 Class BI
Interest Only STRIP
4.000% due 09/25/50 10,123
1,234
Fannie Mae Strips
Series 2009-397
Interest Only STRIP
5.000% due 09/25/39 418
70
Series 2010-404
Interest Only STRIP
4.500% due 05/25/40 319
50
Freddie Mac
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 620
138
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 195
7
Series 2010-3747 Class SA
Interest Only STRIP
6.315% due 10/15/40 (USD 1
Month LIBOR + 6.500%)(Ê)
641
132
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (USD 1
Month LIBOR + 6.500%)(Ê)
2,937
561
Series 2011-3927 Class IP
Interest Only STRIP
4.500% due 06/15/40 711
49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-3829 Class AS
Interest Only STRIP
5.961% due 03/15/41 (USD 1
Month LIBOR + 6.950%)(Ê)
637
131
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (USD 1
Month LIBOR + 6.550%)(Ê)
368
45
Series 2012-3984 Class DS
Interest Only STRIP
5.765% due 01/15/42 (USD 1
Month LIBOR + 5.950%)(Ê)
884
160
Series 2012-4000 Class LI
Interest Only STRIP
4.000% due 02/15/42 792
67
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (USD 1
Month LIBOR + 6.500%)(Ê)
1,401
273
Series 2012-4033 Class SC
Interest Only STRIP
6.365% due 10/15/36 (USD 1
Month LIBOR + 6.550%)(Ê)
323
17
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (USD 1
Month LIBOR + 6.700%)(Ê)
923
87
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 1,229
46
Series 2013-4259 Class DI
Interest Only STRIP
4.000% due 06/15/43 3,632
301
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1
Month LIBOR + 6.100%)(Ê)
2,876
504
Series 2013-4267 Class CS
Interest Only STRIP
5.865% due 05/15/39 (USD 1
Month LIBOR + 6.050%)(Ê)
250
6
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 799
43
Series 2015-4425 Class EI
Interest Only STRIP
4.000% due 01/15/45 1,875
192
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 2,671
386
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40 355
2
Series 2015-4530 Class TI
Interest Only STRIP
4.000% due 11/15/45 546
50

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 853
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê) 1,445
276
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46 572
51
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (USD 1
Month LIBOR + 6.100%)(Ê)
4,815
855
Series 2016-4601 Class PI
Interest Only STRIP
4.500% due 12/15/45 667
81
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 3,646
317
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 546
11
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 807
64
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 429
6
Series 2017-4678 Class MS
Interest Only STRIP
5.915% due 04/15/47 (USD 1
Month LIBOR + 6.100%)(Ê)
1,053
189
Series 2017-4697 Class PI
Interest Only STRIP
3.500% due 09/15/45 443
16
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 2,045
128
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 487
36
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (USD 1
Month LIBOR + 6.200%)(Ê)
1,752
284
Series 2017-4749 Class IP
Interest Only STRIP
4.000% due 02/15/47 4,364
399
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 1,180
209
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 4,972
340
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (USD 1
Month LIBOR + 6.200%)(Ê)
3,890
616
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4900 Class SH
Interest Only STRIP
5.898% due 07/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
7,967
1,011
Series 2019-4922 Class SB
Interest Only STRIP
5.865% due 04/25/49 (USD 1
Month LIBOR + 6.050%)(Ê)
2,648
295
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (USD 1
Month LIBOR + 6.000%)(Ê)
3,037
471
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 6,246
998
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (USD 1
Month LIBOR + 6.050%)(Ê)
4,138
689
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50 6,418
637
Series 2020-5011 Class SA
Interest Only STRIP
6.089% due 09/25/50 (USD 1
Month LIBOR + 6.250%)(Ê)
6,335
1,275
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50 7,562
908
Series 2020-5023 Class TS
Interest Only STRIP
6.094% due 10/25/50 (USD 1
Month LIBOR + 6.250%)(Ê)
5,556
1,127
Ginnie Mae
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (USD 1
Month LIBOR + 6.050%)(Ê)
3,241
622
Series 2013-H24 Class AI
Interest Only STRIP
1.415% due 09/20/63 (~)(Ê) 1,630
61
Ginnie Mae II
3.500% due 2049 211
229
5.000% due 2049 248
275
5.500% due 2049 105
117
4.000% due 2050 36
39
5.000% due 2050 268
297
Ginnie Mae REMICS
Series 2009-121 Class CI
Interest Only STRIP
4.500% due 12/16/39 2,836
435
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 1,483
200
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 5,085
739

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
854 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-35 Class UI
Interest Only STRIP
5.000% due 03/20/40 4,684
763
Series 2010-134 Class ES
Interest Only STRIP
5.810% due 11/20/39 (USD 1
Month LIBOR + 6.000%)(Ê)
908
50
Series 2010-167 Class SG
Interest Only STRIP
6.305% due 08/16/38 (USD 1
Month LIBOR + 6.500%)(Ê)
365
4
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê) 2,586
149
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê) 1,744
94
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (USD 1
Month LIBOR + 6.000%)(Ê)
1,101
69
Series 2011-70 Class WI
Interest Only STRIP
4.660% due 12/20/40 (USD 1
Month LIBOR + 4.850%)(Ê)
5,982
814
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 3,477
621
Series 2011-137 Class MI
Interest Only STRIP
4.000% due 01/20/41 755
53
Series 2011-156 Class SK
Interest Only STRIP
6.410% due 04/20/38 (~)(Ê) 1,666
376
Series 2011-H15 Class AI
Interest Only STRIP
1.504% due 06/20/61 (~)(Ê) 539
25
Series 2012-103 Class CI
Interest Only STRIP
3.500% due 08/16/42 2,915
447
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 791
131
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42 3,672
508
Series 2012-140 Class IC
Interest Only STRIP
3.500% due 11/20/42 1,338
189
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê) 6,140
243
Series 2012-H10 Class AI
Interest Only STRIP
1.170% due 12/20/61 (~)(Ê) 7,503
235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê) 5,077
282
Series 2012-H18 Class NI
Interest Only STRIP
1.414% due 08/20/62 (~)(Ê) 18,190
708
Series 2012-H23 Class WI
Interest Only STRIP
1.528% due 10/20/62 (~)(Ê) 2,562
104
Series 2012-H31 Class DI
Interest Only STRIP
2.040% due 12/20/62 (~)(Ê) 13,429
935
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 793
35
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 3,097
466
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 791
98
Series 2013-79 Class PI
Interest Only STRIP
3.500% due 04/20/43 712
68
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 5,173
658
Series 2013-H08 Class BI
Interest Only STRIP
1.665% due 03/20/63 (~)(Ê) 7,720
423
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê) 1,512
63
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (USD 1
Month LIBOR + 6.100%)(Ê)
243
46
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 743
26
Series 2014-116 Class IL
Interest Only STRIP
4.000% due 08/20/44 942
120
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (USD 1
Month LIBOR + 6.200%)(Ê)
2,396
622
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,254
237
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 1,919
62

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 855
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-144 Class AI
Interest Only STRIP
3.500% due 01/20/39 1,411
16
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 3,953
795
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 3,519
336
Series 2014-H09 Class AI
Interest Only STRIP
1.392% due 01/20/64 (~)(Ê) 4,866
181
Series 2014-H13 Class BI
Interest Only STRIP
1.525% due 05/20/64 (~)(Ê) 6,333
271
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê) 4,269
323
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê) 2,463
159
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê) 12,407
793
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 1,939
125
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 2,686
382
Series 2015-24 Class AI
Interest Only STRIP
3.500% due 12/20/37 845
38
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 1,556
109
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 2,023
332
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 883
82
Series 2015-131 Class MI
Interest Only STRIP
3.500% due 09/20/45 1,356
98
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 1,174
28
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 994
78
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,691
103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 2,309
129
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 740
129
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 4,043
709
Series 2015-187 Class JI
Interest Only STRIP
4.000% due 03/20/45 1,715
209
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 1,003
68
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 523
34
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 1,375
99
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê) 2,474
180
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 1,001
83
Series 2015-H18 Class IA
Interest Only STRIP
1.812% due 06/20/65 (~)(Ê) 2,259
133
Series 2015-H22 Class HI
Interest Only STRIP
2.058% due 08/20/65 (~)(Ê) 630
56
Series 2015-H24 Class BI
Interest Only STRIP
1.585% due 08/20/65 (~)(Ê) 1,587
59
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 1,271
84
Series 2015-H26 Class GI
Interest Only STRIP
1.770% due 10/20/65 (~)(Ê) 731
52
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 642
38
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 259
42
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 316
31
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 1,307
216

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
856 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 2,910
217
Series 2016-77 Class SC
Interest Only STRIP
5.910% due 10/20/45 (USD 1
Month LIBOR + 6.100%)(Ê)
926
194
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (USD 1
Month LIBOR + 6.150%)(Ê)
841
81
Series 2016-79 Class IO
Interest Only STRIP
3.500% due 06/20/46 1,264
91
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44 3,664
272
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 572
8
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 446
72
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê) 15,476
1,192
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 946
47
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 2,013
177
Series 2016-H08 Class AI
Interest Only STRIP
2.317% due 08/20/65 (~)(Ê) 5,628
389
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê) 9,096
941
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê) 4,271
166
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 09/20/66 (~)(Ê) 11,372
1,084
Series 2016-H22 Class AI
Interest Only STRIP
3.140% due 10/20/66 (~)(Ê) 6,813
497
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 5,838
418
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê) 7,034
767
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê) 2,480
260
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê) 1,688
188
Series 2016-H25 Class GI
Interest Only STRIP
1.466% due 11/20/66 (~)(Ê) 3,856
183
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê) 10,475
1,046
Series 2017-6 Class DI
Interest Only STRIP
3.500% due 01/20/44 1,926
40
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 575
15
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 1,715
191
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 3,365
613
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 1,415
246
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 5,150
902
Series 2017-45 Class IM
Interest Only STRIP
4.000% due 10/20/44 450
30
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 1,777
322
Series 2017-57 Class AI
Interest Only STRIP
4.000% due 06/20/45 854
81
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 5,318
258
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 499
38
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 2,619
502
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 590
75
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 1,642
132

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 857
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 4,189
955
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 2,903
139
Series 2017-123 Class IO
Interest Only STRIP
5.000% due 08/16/47 2,132
437
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 2,805
216
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 361
43
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 414
69
Series 2017-132 Class ID
Interest Only STRIP
3.500% due 12/20/43 395
5
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 652
38
Series 2017-139 Class IG
Interest Only STRIP
3.500% due 09/20/47 1,746
114
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47 1,988
66
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47 2,899
475
Series 2017-165 Class IM
Interest Only STRIP
3.500% due 11/20/47 408
18
Series 2017-174 Class IA
Interest Only STRIP
3.500% due 08/20/45 923
16
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 525
104
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê) 608
65
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê) 15,858
1,538
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 8,434
977
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 2,335
278
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 1,812
244
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê) 10,675
1,088
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 6,435
718
Series 2017-H05 Class CI
Interest Only STRIP
2.979% due 02/20/67 (~)(Ê) 2,587
288
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 5,503
545
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê) 4,988
354
Series 2017-H06 Class EI
Interest Only STRIP
1.561% due 02/20/67 (~)(Ê) 4,028
246
Series 2017-H08 Class DI
Interest Only STRIP
2.755% due 02/20/67 (~)(Ê) 2,268
318
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 1,743
188
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 5,738
561
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê) 4,871
367
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 4,848
413
Series 2017-H11 Class DI
Interest Only STRIP
1.970% due 05/20/67 (~)(Ê) 1,900
129
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 428
48
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê) 4,234
425
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê) 5,296
334
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê) 8,719
682
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê) 11,671
1,200

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
858 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 651
49
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 2,811
223
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê) 504
64
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê) 12,454
1,328
Series 2017-H18 Class IO
Interest Only STRIP
2.366% due 08/20/67 (~)(Ê) 6,410
574
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê) 7,755
662
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê) 7,980
833
Series 2017-H20 Class DI
Interest Only STRIP
2.363% due 10/20/67 (~)(Ê) 5,415
604
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê) 3,128
330
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê) 17,816
1,280
Series 2017-H22 Class DI
Interest Only STRIP
2.466% due 11/20/67 (~)(Ê) 7,310
797
Series 2017-H22 Class EI
Interest Only STRIP
2.505% due 10/20/67 (~)(Ê) 4,014
378
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê) 7,472
833
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê) 2,887
336
Series 2017-H23 Class KI
Interest Only STRIP
1.654% due 11/20/67 (~)(Ê) 12,257
759
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 3,891
390
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 2,968
461
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (USD 1
Month LIBOR + 6.200%)(Ê)
2,324
340
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 3,902
516
Series 2018-77 Class IO
Interest Only STRIP
5.000% due 06/20/48 2,179
285
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (USD 1
Month LIBOR + 6.200%)(Ê)
3,620
520
Series 2018-105 Class SG
Interest Only STRIP
6.060% due 08/20/48 (USD 1
Month LIBOR + 6.250%)(Ê)
2,759
516
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 3,301
203
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 1,278
96
Series 2018-127 Class IC
Interest Only STRIP
5.000% due 10/20/44 638
109
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 5,189
627
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 4,712
537
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê) 3,568
275
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê) 6,446
502
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê) 3,752
438
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê) 6,071
456
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê) 5,489
374
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê) 2,712
316
Series 2018-H05 Class ID
Interest Only STRIP
2.501% due 03/20/68 (~)(Ê) 2,817
369
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê) 5,441
618

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 859
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê) 3,472
239
Series 2018-H06 Class KI
Interest Only STRIP
3.058% due 04/20/68 (~)(Ê) 3,175
331
Series 2018-H08 Class AI
Interest Only STRIP
1.727% due 03/20/68 (~)(Ê) 17,108
779
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê) 8,590
736
Series 2018-H08 Class IO
Interest Only STRIP
1.853% due 06/20/68 (~)(Ê) 12,870
919
Series 2018-H09 Class EI
Interest Only STRIP
1.523% due 06/20/68 (~)(Ê) 10,029
1,070
Series 2018-H11 Class BI
Interest Only STRIP
1.718% due 06/20/68 (~)(Ê) 5,567
546
Series 2018-H11 Class CI
Interest Only STRIP
1.731% due 07/20/68 (~)(Ê) 11,959
1,188
Series 2018-H13 Class DI
Interest Only STRIP
2.016% due 08/20/68 (~)(Ê) 5,269
527
Series 2018-H13 Class IA
Interest Only STRIP
2.061% due 08/20/68 (~)(Ê) 4,296
425
Series 2018-H13 Class NI
Interest Only STRIP
2.869% due 08/20/68 (~)(Ê) 10,646
1,055
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (USD 1
Month LIBOR + 6.050%)(Ê)
3,494
468
Series 2019-20 Class SC
Interest Only STRIP
5.910% due 02/20/49 (USD 1
Month LIBOR + 6.100%)(Ê)
5,433
836
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (USD 1
Month LIBOR + 6.150%)(Ê)
4,478
748
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (USD 1
Month LIBOR + 6.050%)(Ê)
453
52
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (USD 1
Month LIBOR + 6.100%)(Ê)
4,064
548
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (USD 1
Month LIBOR + 6.100%)(Ê)
7,191
972
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (USD 1
Month LIBOR + 6.050%)(Ê)
310
41
Series 2019-110 Class S
Interest Only STRIP
5.860% due 09/20/49 (USD 1
Month LIBOR + 6.050%)(Ê)
4,576
816
Series 2019-119 Class KS
Interest Only STRIP
5.855% due 09/16/49 (USD 1
Month LIBOR + 6.050%)(Ê)
3,627
929
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (USD 1
Month LIBOR + 6.150%)(Ê)
7,816
1,063
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 5,134
573
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (USD 1
Month LIBOR + 6.050%)(Ê)
4,279
521
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê) 8,895
429
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê) 7,650
376
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê) 7,147
387
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 9,395
1,010
Series 2020-15 Class CS
Interest Only STRIP
5.860% due 02/20/50 (USD 1
Month LIBOR + 6.050%)(Ê)
871
93
Series 2020-18 Class ES
Interest Only STRIP
5.910% due 08/20/49 (USD 1
Month LIBOR + 6.100%)(Ê)
7,733
1,122
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50 13,595
418
Series 2020-33 Class SA
Interest Only STRIP
5.944% due 03/20/50 (USD 1
Month LIBOR + 6.100%)(Ê)
8,220
1,196
Series 2020-36 Class MI
Interest Only STRIP
3.000% due 03/20/50 12,135
1,033

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
860 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/20/50 4,195
462
Series 2020-79 Class DI
Interest Only STRIP
3.500% due 06/20/50 9,867
1,199
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê) 23,653
1,561
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 215
128
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C12 Class E
4.924% due 10/15/46 (~)(Ê)(Þ) 1,072
482
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.419% due 07/15/49 (~)(Ê)(Þ) 338
167
Series 2012-C4 Class E
5.600% due 03/15/45 (~)(Ê)(Þ) 563
338
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 2,992
2,761
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ) 91
51
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class E
5.390% due 06/15/44 (~)(Ê)(Þ) 46
30
184,174
Non-US Bonds - 3.7%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month
EURIBOR] 5 Year Rate
+ 3.898%)(Ê)(ƒ)
EUR 400
463
Altice Financing SA
Series REGS
3.000% due 01/15/28 EUR 263
277
Altice France SA
4.000% due 02/15/28 EUR 228
238
Series REGS
3.375% due 01/15/28 EUR 379
416
Anglo American Capital PLC
3.375% due 03/11/29 GBP 600
844
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 GBP 384
500
Ashland Services BV
Series REGS
2.000% due 01/30/28 EUR 450
494
BAWAG Group AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month
EURIBOR] 5 Year Rate
+ 4.415%)(Ê)(ƒ)
EUR 200
224
BHP Billiton Finance, Ltd.
6.500% due 10/22/77 (GBP Swap
Semiannual [versus 6 Month
LIBOR] 5 Year Rate + 4.817%)(Ê)
GBP 660
932
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 470
92
10.000% due 01/01/25 BRL 6,693
1,344
10.000% due 01/01/27 BRL 2,826
571
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ)
EUR 300
388
Caixa Geral de Depositos SA
10.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month
EURIBOR] 5 Year Rate
+ 10.925%)(Ê)(ƒ)
EUR 200
249
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 1,315,000
1,976
Series 30YR
6.000% due 01/01/43 CLP 165,000
300
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 5,453,000
1,716
7.500% due 08/26/26 COP 1,537,100
454
7.750% due 09/18/30 COP 4,659,700
1,376
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month
EURIBOR] 5 Year Rate + 3.702)
(Ê)(ƒ)
EUR 400
436
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 EUR 600
729
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30 CZK 28,420
1,208
Series 97
0.450% due 10/25/23 CZK 44,720
1,922
EDP - Energias de Portugal SA
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month
EURIBOR] 5 Year Rate
+ 1.844%)(Ê)
EUR 100
113
Electricite de France SA
6.000% due 12/29/49 (GBP Swap
Semiannual [versus 6 Month
LIBOR] 13 Year Rate + 3.958%)
(Ê)(ƒ)
GBP 500
701
Eurofins Scientific SE
2.125% due 07/25/24 EUR 100
123

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 861
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 12/31/99 (3 Month
EURIBOR + 5.167%)(Ê)(ƒ)
EUR 100
114
Faurecia SE
2.375% due 06/15/27 EUR 100
112
FCE Bank PLC
2.727% due 06/03/22 GBP 481
615
Grifols SA
Series REGS
2.250% due 11/15/27 EUR 384
441
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month
EURIBOR] 5 Year Rate
+ 2.882%)(Ê)
EUR 100
106
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 34,521,000
2,624
Series FR72
8.250% due 05/15/36 IDR 34,729,000
2,543
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month
EURIBOR] 5 Year Rate
+ 4.274%)(Ê)(ƒ)
EUR 250
236
Marks & Spencer PLC
4.500% due 07/10/27 GBP 300
385
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26 EUR 109
120
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 28,150
1,460
Series M
5.750% due 03/05/26 MXN 45,000
2,158
7.750% due 05/29/31 MXN 36,782
1,931
Mitsubishi UFJ Investor Services &
Banking SA
Series PRX
4.092% due 12/15/50 (~)(Ê) EUR 100
56
Peruvian Government International Bond
Series REGS
5.700% due 08/12/24 PEN 3,860
1,255
6.350% due 08/12/28 PEN 3,835
1,296
6.900% due 08/12/37 PEN 780
255
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 100
129
Petroleos Mexicanos
2.750% due 04/21/27 EUR 450
425
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)(ƒ)
GBP 200
255
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 EUR 109
108
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30 ZAR 38,652
2,184
Series 2032
8.250% due 03/31/32 ZAR 3,590
189
Series 2037
8.500% due 01/31/37 ZAR 35,900
1,728
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 5,100
1,308
Series 15YR
5.800% due 07/26/27 RON 1,400
385
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28 RUB 303,093
4,098
Sappi Papier Holding GmbH
Series REGS
3.125% due 04/15/26 EUR 200
197
SIG Combibloc PurchaseCo SARL
2.125% due 06/18/25 (Þ) EUR 175
208
Smurfit Kappa Treasury Unlimited Co.
1.500% due 09/15/27 EUR 413
477
Solvay SA
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month
EURIBOR] 5 Year Rate
+ 3.917%)(Ê)(ƒ)
EUR 300
366
Telecom Italia SpA
1.125% due 03/26/22 EUR 400
461
2.750% due 04/15/25 EUR 625
752
Telefonica Europe BV
2.502% due 12/31/99 (EUR Swap
Annual [versus 6 Month
EURIBOR] 7 Year Rate
+ 2.663%)(Ê)(ƒ)
EUR 100
111
Thailand Government Bond
3.650% due 12/17/21 THB 107,570
3,571
2.000% due 12/17/22 THB 8,340
275
3.625% due 06/16/23 THB 72,350
2,502
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ)
EUR 200
180
Unione di Banche Italiane SpA
4.375% due 07/12/29 (EUR Swap
Annual [versus 6 Month
EURIBOR] 5 Year Rate
+ 4.750%)(Ê)
EUR 100
122
United Group BV
Series REGS
3.625% due 02/15/28 EUR 210
228
Virgin Media Secured Finance PLC
Series REGS
4.250% due 01/15/30 GBP 200
253
VZ Vendor Financing BV
2.500% due 01/31/24 EUR 110
125

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
862 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ziggo Secured Co. BV
Series REGS
3.375% due 02/28/30 EUR 350
388
54,818
Total Long-Term Investments
(cost $377,368) 376,450
Common Stocks - 50.4%
Consumer Discretionary - 6.5%
adidas AG(Æ) 3,543
1,053
Amazon.com, Inc.(Æ) 1,232
3,741
Aoyama Trading Co., Ltd.(Æ) 57,200
272
BJ's Restaurants, Inc. 155,522
4,387
Bloomsbury Publishing PLC 41,084
136
Boyd Gaming Corp. 8,503
270
Caesars Entertainment, Inc.(Æ) 6,629
297
Carrols Restaurant Group, Inc.(Æ) 633,249
3,705
Chuy's Holdings, Inc.(Æ) 55,319
1,161
Citizen Watch Co., Ltd. 365,700
971
City Developments, Ltd. 55,500
258
Comcast Corp. Class A 5,925
250
Constellis Holdings LLC(Æ) 2,659
3
Costco Wholesale Corp. 665
238
Dechra Pharmaceuticals PLC 40,326
1,825
Del Taco Restaurants, Inc.(Æ) 372,917
2,765
Dollar General Corp. 601
125
DR Horton, Inc. 2,602
174
G4S PLC(Æ) 1,862,524
4,926
Games Workshop Group PLC 4,346
586
General Motors Co. 142,607
4,924
Hermes International 168
157
Hilton Worldwide Holdings, Inc. 3,450
303
Home Depot, Inc. (The) 781
208
Honda Motor Co., Ltd. 174,600
4,117
Hyundai Motor Co. 2,080
304
J Front Retailing Co., Ltd. 159,900
1,217
Jason, Inc.(Æ) 2,654
13
Kering 2,692
1,629
Koito Manufacturing Co., Ltd. 148,861
7,201
Komeri Co., Ltd. 33,700
991
K's Holdings Corp. 42,200
541
Lowe's Cos., Inc. 22,781
3,602
Matthews International Corp. Class A 122,700
2,679
MIPS AB 19,197
827
Moncler SpA (Æ) 27,269
1,092
Nike, Inc. Class B 15,206
1,826
Nissan Motor Co., Ltd. 187,600
664
NOK Corp. 124,100
1,416
nVent Electric PLC 88,569
1,600
On the Beach Group PLC(Æ)(Þ) 186,322
519
Pernod Ricard SA 4,962
801
PetIQ , Inc.(Æ)(Ñ) 68,747
1,963
Pou Chen Corp. Class B 103,000
91
Quebecor, Inc. Class B 3,538
82
Ralph Lauren Corp. Class A 71,663
4,791
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ritchie Bros Auctioneers, Inc. 3,101
188
SMART Global Holdings, Inc.(Æ)(Ñ) 230,918
6,094
Steven Madden, Ltd. 42,662
1,024
Stroeer SE 12,580
909
Sumitomo Electric Industries, Ltd. 328,200
3,620
Sumitomo Rubber Industries, Ltd. 46,800
412
Takashimaya Co., Ltd. 141,700
1,059
Target Corp. 1,238
188
Teleperformance - GDR 7,321
2,202
Thomson Reuters Corp.(Æ) 845
66
TJX Cos., Inc. (The) 28,775
1,462
United Arrows, Ltd.(Æ) 35,600
482
Vail Resorts, Inc. 8,059
1,870
Wacoal Holdings Corp. 15,600
284
Walmart, Inc. 1,319
183
Walt Disney Co. (The) 11,212
1,359
Wolters Kluwer NV 1,662
135
Xebio Holdings Co., Ltd. 66,900
437
Yamada Denki Co., Ltd. 600,900
2,930
95,605
Consumer Staples - 2.5%
Alimentation Couche-Tard, Inc. Class B 4,834
149
Archer-Daniels-Midland Co. 55,761
2,578
Astarta Holding NV(Æ) 35,714
164
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
48,323
184
Carlsberg A/S Class B 462
59
Clorox Co. (The) 446
92
Colruyt SA 1,963
116
CVS Health Corp. 3,592
201
elf Beauty, Inc.(Æ) 111,791
2,266
Energizer Holdings, Inc. - GDR(Æ) 189,278
4,963
Farmer Brothers Co.(Æ) 150,186
521
Fresh Del Monte Produce, Inc. 183,498
3,951
General Mills, Inc. 2,387
141
Golden Agri-Resources, Ltd. 11,526,000
1,191
HelloFresh SE(Æ) 46,825
2,507
Japan Tobacco, Inc. 215,800
4,081
Kellogg Co. 1,825
115
Kernel Holding SA 73,024
711
Kirin Holdings Co., Ltd. 121,900
2,201
Koninklijke Ahold Delhaize NV 5,176
142
Kroger Co. (The) 2,959
95
Lenta PLC - GDR(Æ) 199,305
498
L'Oreal SA 543
176
McCormick & Co., Inc. 628
113
Mondelez International, Inc. Class A 2,771
147
NH Foods, Ltd. 19,900
815
PepsiCo, Inc. 1,820
243
Primo Water Corp. 337,459
4,229
Procter & Gamble Co. (The) 2,426
333
Seaboard Corp. 680
2,343
Seven & i Holdings Co., Ltd. 29,100
889
Sysco Corp. 144
8

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 863
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tate & Lyle PLC 4,850
37
Walgreens Boots Alliance, Inc. 3,478
118
36,377
Energy - 1.6%
Cenovus Energy, Inc. 205,400
672
Chevron Corp. 74,616
5,186
China Shenhua Energy Co., Ltd. Class H 174,000
301
Crescent Point Energy Corp. 427,583
533
Denison Mines Corp.(Æ)(Ñ) 708,111
250
Diamondback Energy, Inc. 99,288
2,578
Enterprise Products Partners, LP 99,778
1,653
EQT Corp. 114,287
1,730
Exxon Mobil Corp. 2,942
96
Fission Uranium Corp.(Æ)(Ñ) 1,022,975
203
Gazprom PJSC 808,133
1,577
Japan Petroleum Exploration Co., Ltd. 11,000
174
Kinder Morgan, Inc. 23,244
277
NAC Kazatomprom JSC - GDR 64,315
913
Range Resources Corp. 205,463
1,352
Southcross Energy Partners LLC(Æ) 3,672
—
Southwestern Energy Co.(Æ)(Ñ) 528,372
1,411
TransAlta Renewables, Inc. 5,300
66
Williams Cos., Inc. (The) 129,931
2,493
Xcel Energy, Inc. 23,872
1,672
23,137
Financial Services - 10.5%
Activia Properties, Inc.(ö) 89
321
Aedifica (ö) 2,349
236
Aflac, Inc. 4,894
166
Agree Realty Corp.(ö) 8,174
507
Allianz SE 674
119
Allied Properties Real Estate Investment
Trust(ö)
8,143
197
Allstate Corp. (The) 1,287
114
alstria office AG(ö) 18,341
233
American International Group, Inc. 162,457
5,116
American Tower Corp.(ö) 6,449
1,481
Americold Realty Trust(Ñ)(ö) 12,768
463
Apollo Global Management, Inc. 33,013
1,217
ARGAN SA(ö) 2,264
213
Assicurazioni Generali SpA 7,032
94
Assura PLC(ö) 265,491
262
Axis Capital Holdings, Ltd. 57,303
2,446
Bank of New York Mellon Corp. (The) 4,130
142
Berkshire Hathaway, Inc. Class B(Æ) 29,461
5,948
BlackRock, Inc. Class A 391
234
Blackstone Group, Inc. (The) Class A 54,434
2,745
Brown & Brown, Inc. 1,878
82
CA Immobilien Anlagen AG 8,570
235
CapitaLand Mall Trust Class A(ö) 136,944
174
Castellum AB 19,205
400
Catena AB 5,574
227
Cboe Global Markets, Inc. 564
46
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CBRE Group, Inc. Class A(Æ) 4,287
216
Charter Hall Group - ADR(ö) 56,569
493
China Resources Land, Ltd. 70,000
285
Chubb, Ltd. 1,129
147
Citigroup, Inc. 29,924
1,239
Commerce Bancshares, Inc. 2,487
155
Covivio (ö) 3,014
180
Credit Saison Co., Ltd. 196,900
2,130
Crown Castle International Corp.(ö) 1,804
282
CTO Realty Growth, Inc. 59,346
2,619
CyrusOne , Inc.(ö) 3,536
251
Daibiru Corp. 78,000
882
Dai-ichi Life Holdings, Inc. 206,300
3,073
Daiwa House REIT Investment Corp.(ö) 125
289
Derwent London PLC(ö) 5,702
197
Deutsche Boerse AG 515
76
Deutsche Wohnen SE 14,858
752
Digital Realty Trust, Inc.(ö) 7,930
1,144
Duke Realty Corp.(ö) 17,249
655
Dundee Corp. Class A 82,535
88
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
2,189,423
450
Entra ASA(Þ) 11,906
156
Equinix , Inc.(Æ)(ö) 2,126
1,555
ESR Cayman, Ltd.(Æ)(Þ) 103,400
312
Essent Group, Ltd. 143,779
5,730
Essex Property Trust, Inc.(ö) 4,678
957
Etalon Group PLC - GDR 352,402
569
Extra Space Storage, Inc.(ö) 5,286
613
Fastighets AB Balder Class B(Æ) 9,461
446
Fidelity National Financial, Inc. 2,938
92
Fidelity National Information Services,
Inc.
779
97
First American Financial Corp. 2,500
111
First Citizens BancShares , Inc. Class A 85
39
Franklin Resources, Inc. 11,353
213
Gecina SA(ö) 1,556
194
Genworth MI Canada, Inc. 1,149
38
Globe Life Inc. 2,140
174
GLP J- Reit (Æ)(ö) 263
404
Goldman Sachs Group, Inc. (The) 9,343
1,766
Goodman Group(ö) 25,651
333
Grainger PLC 47,420
172
Granite Real Estate Investment Trust(ö) 3,509
197
Great-West Lifeco , Inc. 2,898
59
Hachijuni Bank, Ltd. (The) 74,500
274
Hang Lung Properties, Ltd. - ADR 131,000
319
Hanover Insurance Group, Inc. (The) 988
95
Healthcare Trust of America, Inc. Class
A(ö)
10,023
244
Healthpeak Properties, Inc.(ö) 19,335
521
Hirogin Holdings, Inc. 93,700
507
HomeStreet , Inc. 147,931
4,596
Instone Real Estate Group AG(Æ)(Þ) 17,334
359
Intact Financial Corp. 1,346
139
Intermediate Capital Group PLC(Æ) 66,606
1,011

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
864 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Invitation Homes, Inc.(ö) 30,778
839
Jack Henry & Associates, Inc. 344
51
Japan Retail Fund Investment Corp.(ö) 147
213
JPMorgan Chase & Co. 891
87
Kasikornbank PCL 154,900
375
Keppel DC REIT(ö) 148,000
315
Kilroy Realty Corp.(ö) 7,255
342
Kimco Realty Corp.(ö) 31,982
328
KKR & Co., Inc. Class A 49,998
1,707
Klepierre SA - GDR(Ñ)(ö) 14,800
189
Land Securities Group PLC(ö) 20,807
137
Link Real Estate Investment Trust(ö) 75,800
579
London Stock Exchange Group PLC 18,662
2,002
LondonMetric Property PLC(ö) 62,384
175
LSR Group PJSC 33,861
388
Manulife Financial Corp. 10,889
148
Mapletree Industrial Trust(Æ)(ö) 126,100
281
MasterCard, Inc. Class A 4,982
1,438
Medical Properties Trust, Inc.(ö) 20,713
369
Merck & Co., Inc. 2,733
206
Mirvac Group(ö) 343,628
512
Mitsubishi Estate Co., Ltd. 336,700
5,031
Mitsubishi UFJ Financial Group, Inc. 438,500
1,729
Mitsubishi UFJ Lease & Finance Co.,
Ltd.
106,400
450
Mitsui Fudosan Co., Ltd. 50,900
870
Mitsui Fudosan Logistics Park, Inc.(ö) 46
219
Morgan Stanley 68,037
3,276
Moscow Exchange MICEX-RTS PJSC 230,029
388
Muenchener Rueckversicherungs-
Gesellschaft AG
531
124
New World Development Co., Ltd. 118,000
563
NexPoint Residential Trust, Inc.(ö) 37,008
1,640
Nippon Building Fund, Inc.(ö) 53
268
Nippon REIT Investment Corp.(ö) 106
338
Nishi-Nippon Financial Holdings, Inc. 32,800
222
NMI Holdings, Inc. Class A(Æ) 344,093
7,396
Nomura Holdings, Inc. 302,800
1,350
Nomura Real Estate Holdings, Inc. 38,800
680
North Pacific Bank, Ltd. 104,100
220
Northern Trust Corp. 2,276
178
Parkway Life Real Estate Investment
Trust(Æ)(ö)
108,000
320
Partners Group Holding AG 1,861
1,676
PAX Global Technology, Ltd. 920,000
535
PayPal Holdings, Inc.(Æ) 10,025
1,866
Popular, Inc. 116,226
4,905
Prologis, Inc.(ö) 23,677
2,349
Prosperity Bancshares, Inc. 2,217
122
Prosus NV(Æ) 24,920
2,490
Public Storage(ö) 8,789
2,013
Real Estate Credit Investments, Ltd. 39,635
64
Realogy Holdings Corp.(Æ) 500,050
5,581
Safestore Holdings PLC(ö) 22,559
235
SBA Communications Corp.(ö) 3,017
876
Sberbank of Russia PJSC Class T 303,345
768
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Segro PLC(ö) 47,298
553
Simon Property Group, LP(ö) 18,678
1,173
SP Plus Corp.(Æ) 176,632
3,255
Sprott , Inc.(Ñ) 19,665
588
Stockland(ö) 112,545
306
Sumitomo Mitsui Financial Group, Inc. 122,000
3,379
Sumitomo Mitsui Trust Holdings, Inc. 103,100
2,759
Sun Communities, Inc.(ö) 3,325
458
Sun Hung Kai Properties, Ltd. 55,500
713
Sun Life Financial, Inc. 3,096
123
T Rowe Price Group, Inc. 1,095
139
Turkiye Halk Bankasi AS(Æ) 191,098
107
UDR, Inc.(ö) 24,765
774
UMH Properties, Inc.(ö) 197,450
2,691
UNITE Group PLC (The)(Æ)(ö) 11,860
128
United Urban Investment Corp.(ö) 317
338
Uranium Participation Corp.(Æ) 213,461
641
Ventas, Inc.(ö) 30,919
1,220
VEREIT, Inc.(ö) 67,972
421
VICI Properties, Inc.(ö) 31,350
719
Visa, Inc. Class A 8,095
1,471
Vonovia SE 16,634
1,062
Voya Financial, Inc. 120,132
5,758
Warehouses De Pauw CVA(ö) 8,484
284
Webster Financial Corp. 20,518
661
Welltower , Inc.(ö) 15,158
815
Weyerhaeuser Co.(ö) 62,207
1,698
WR Berkley Corp. 1,206
73
Yellow Cake PLC(Æ)(Þ) 198,455
489
Zurich Insurance Group AG 336
111
153,643
Health Care - 2.9%
AbbVie, Inc. 79,975
6,807
AddLife AB Class B 56,705
853
AstraZeneca PLC 941
95
BioSpecifics Technologies Corp.(Æ) 15,953
1,405
Bristol-Myers Squibb Co. 1,646
96
Cellavision AB(Æ) 19,589
613
Chemed Corp. 95
45
ChemoMetec A/S 9,938
574
Cigna Corp. 233
39
DexCom , Inc.(Æ) 3,526
1,127
Essity Aktiebolag Class B 3,871
112
Evotec SE(Æ) 36,999
978
Exact Sciences Corp.(Æ) 24,461
3,029
H.U. Group Holdings, Inc. 37,500
952
Henry Schein, Inc.(Æ) 1,790
114
Hill-Rom Holdings, Inc. 433
39
Illumina, Inc.(Æ) 4,609
1,349
Intuitive Surgical, Inc.(Æ) 2,386
1,592
IQVIA Holdings, Inc.(Æ) 8,612
1,326
Japan Lifeline Co., Ltd. 114,400
1,476
Johnson & Johnson 1,521
209
KYORIN Holdings, Inc. 51,500
934

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 865
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lifco AB Class B 7,248
530
Lonza Group AG 2,117
1,280
Masimo Corp.(Æ) 169
38
Medtronic PLC 928
93
Novartis AG 1,060
83
Novo Nordisk A/S Class B 28,152
1,800
Pfizer, Inc. 149,296
5,297
Roche Holding AG 485
156
Sawai Pharmaceutical Co., Ltd. 23,400
1,130
Smith & Nephew PLC 6,208
108
Straumann Holding AG 1,170
1,220
Stryker Corp. 1,031
208
Suzuken Co., Ltd. 4,800
173
Takeda Pharmaceutical Co., Ltd. 85,100
2,634
Thermo Fisher Scientific, Inc. 383
181
Toho Holdings Co., Ltd. 56,000
1,038
Tsukui Corp. 83,600
418
UnitedHealth Group, Inc. 533
163
Varian Medical Systems, Inc.(Æ) 312
54
West Pharmaceutical Services, Inc. 233
63
Zoetis, Inc. Class A 9,514
1,508
41,939
Materials and Processing - 7.8%
AddTech AB Class B 74,732
827
Aichi Steel Corp.(Æ) 9,300
224
Akzo Nobel NV 714
69
Artemis Gold, Inc.(Æ)(Ñ) 126,527
465
Asahi Glass Co., Ltd. 37,500
1,171
Beacon Roofing Supply, Inc.(Æ) 113,711
3,491
Bear Creek Mining Corp.(Æ) 171,834
411
Brenntag AG 1,348
86
Cameco Corp. Class A 252,555
2,403
Carel Industries SpA (Þ) 37,236
694
Centerra Gold, Inc. 128,108
1,119
CRH PLC 3,715
130
Daido Steel Co., Ltd. 7,500
246
DowDuPont , Inc. 66,277
3,770
Evonik Industries AG 181,942
4,399
Formosa Taffeta Co., Ltd. 116,000
127
Forterra , Inc.(Æ) 210,053
2,741
Fresnillo PLC 43,430
654
Gabriel Resources, Ltd.(Æ) 4,981,278
1,009
Getlink SE(Æ) 99,406
1,337
Gold Fields, Ltd. - ADR 33,673
365
Hokuetsu Corp. 137,300
453
Impala Platinum Holdings, Ltd. 22,746
200
International Paper Co. 83,653
3,660
International Tower Hill Mines, Ltd.(Æ) 174,457
260
ISS A/S(Æ) 580,603
7,545
Ivanhoe Mines, Ltd. Class A(Æ) 221,161
870
JFE Holdings, Inc.(Æ) 234,400
1,641
Koninklijke DSM NV 9,904
1,586
Kuraray Co., Ltd. 46,900
434
Landec Corp.(Æ) 147,922
1,422
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lanxess AG 16,784
851
LG Corp. Class H 8,405
505
Linde PLC(Æ) 412
91
Macfarlane Group PLC 110,978
118
MHP SE - GDR 142,586
785
Mosaic Co. (The) 256,853
4,752
New Gold, Inc.(Æ) 493,207
1,001
Newcrest Mining, Ltd. 110,125
2,273
NexGen Energy, Ltd.(Æ) 520,514
871
Nippon Steel Corp.(Æ) 328,300
3,186
Northern Dynasty Minerals, Ltd.(Æ)(Ñ) 659,276
587
Novagold Resources, Inc.(Æ) 45,377
470
NSK, Ltd. 35,700
286
O-I Glass, Inc. Class I 941,431
8,879
Packaging Corp. of America 1,136
130
Pactiv Evergreen, Inc.(Æ) 149,657
1,872
Pan American Silver Corp. 13,504
429
Polyus PJSC - GDR 5,409
533
Reliance Steel & Aluminum Co. 916
100
Rio Tinto PLC 1,926
109
Schweitzer-Mauduit International, Inc. 83,844
2,784
Seabridge Gold, Inc.(Æ) 84,551
1,630
Sika AG 3,658
899
Simcorp SA - ADR 9,016
1,078
Toray Industries, Inc. 227,000
1,030
Tronox Holdings PLC Class A 411,420
4,020
Turquoise Hill Resources, Ltd.(Æ) 276,077
2,167
Univar Solutions, Inc. - ADR(Æ) 301,037
4,994
Valvoline, Inc. 202,334
3,980
Westrock Co. 253,101
9,505
Wheaton Precious Metals Corp. 14,409
664
WR Grace & Co. 244,331
10,627
115,015
Producer Durables - 7.0%
3M Co. 695
111
Accenture PLC Class A 959
208
Aena SME SA(Þ) 20,899
2,823
Aeroports de Paris 9,581
940
Ametek , Inc. 626
61
Atlantia SpA (Æ) 145,443
2,231
Auckland International Airport, Ltd.(Æ) 285,881
1,324
Aurizon Holdings, Ltd. 257,228
685
Automatic Data Processing, Inc. 870
137
AviChina Industry & Technology Co.,
Ltd. Class H
3,256,000
1,677
Canadian National Railway Co. 1,056
105
Cummins, Inc. 1,200
264
Curtiss-Wright Corp. 460
39
Diana Shipping, Inc.(Æ) 210,900
287
Dover Corp. 1,138
126
DSV Panalpina A/S 4,756
771
East Japan Railway Co. 67,600
3,544
Eaton Corp. PLC 30,287
3,144
Eiffage SA(Æ) 17,060
1,244

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
866 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Embraer SA - ADR(Æ) 46,189
190
Epiroc AB Class A 119,855
1,793
Exedy Corp. 39,400
496
Expeditors International of Washington,
Inc.
1,431
126
Flughafen Zurich AG 13,419
1,809
Fukuda Corp. 5,300
253
General Electric Co. 94,129
698
Grupo Aeroportuario del Sureste SAB de
CV Class B(Æ)
121,140
1,400
Guangshen Railway Co., Ltd. Class H 2,326,000
388
GVS SpA (Æ)(Þ) 46,951
662
Hankook Technology Group Co., Ltd. 27,908
367
Heidrick & Struggles International, Inc. 119,857
2,739
Hitachi, Ltd. 26,300
887
Honeywell International, Inc. 1,335
220
Hubbell, Inc. Class B 831
121
ICF International, Inc. 20,994
1,373
IDEX Corp. 607
103
Japan Steel Works, Ltd. (The) 26,100
559
JGC Holdings Corp. 228,100
1,882
Jiangsu Expressway Co., Ltd. Class H 980,000
978
Johnson Controls International PLC(Æ) 2,918
123
Kajima Corp. 187,600
1,998
Kamigumi Co., Ltd. 18,700
335
KBR, Inc. 214,152
4,773
Kerry Group PLC Class A 4,993
597
Komatsu, Ltd. 145,000
3,254
Kone OYJ Class B 1,958
156
Kuehne & Nagel International AG 1,118
223
Lockheed Martin Corp. 3,190
1,117
Luks Group Vietnam Holdings Co., Ltd. 468,000
74
Mitsubishi Corp. 53,800
1,203
Mitsubishi Heavy Industries, Ltd. 31,400
673
Mitsui & Co., Ltd. 73,300
1,150
MTU Aero Engines AG 2,742
468
Nestle SA 2,316
260
NGK Spark Plug Co., Ltd. 250,753
4,409
Nippon Express Co., Ltd. 11,400
637
Nippon Yusen 134,900
2,491
Norfolk Southern Corp. 1,138
238
Northrop Grumman Corp. 3,908
1,133
Obayashi Corp. 112,500
938
Organo Corp. 7,800
406
Orkla ASA 13,923
131
PACCAR, Inc. 1,235
105
Paychex, Inc. 1,172
96
Persol Holdings Co., Ltd. 349,700
5,310
Promotora y Operadora de
Infraestructura SAB de CV
43,023
282
Pyeong Hwa Automotive Co., Ltd. 19,926
133
QinetiQ Group PLC 34,578
106
Radiant Logistics, Inc.(Æ) 394,189
2,026
Republic Services, Inc. Class A 618
54
Roper Technologies, Inc. 126
47
Schindler Holding AG 642
165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seiko Epson Corp. 219,800
2,549
Signature Aviation PLC 292,216
897
Skanska AB Class B 6,525
123
Stolt-Nielsen, Ltd. Class A 57,732
532
Teekay Tankers, Ltd. Class A(Æ)(Ñ) 203,749
1,921
Textron, Inc. 27,604
988
TFI International, Inc.(Æ) 3,455
154
Toromont Industries, Ltd. 1,257
78
Transurban Group - ADR(Æ) 415,757
3,952
TreeHouse Foods, Inc.(Æ) 171,278
6,652
Trelleborg AB Class B(Æ) 8,066
134
Tsakos Energy Navigation, Ltd.(Ñ) 30,615
238
USA Truck, Inc.(Æ) 74,301
637
VAT Group AG(Æ)(Þ) 4,464
837
Vectrus , Inc.(Æ) 124,836
4,934
Vinci SA 18,826
1,490
Waste Management, Inc. 380
41
West Japan Railway Co. 19,100
820
Zhuzhou CRRC Times Electric Co., Ltd.
Class H
1,026,400
3,154
102,007
Technology - 6.7%
Activision Blizzard, Inc. 1,575
119
Adobe, Inc.(Æ) 3,507
1,568
Adyen NV(Æ)(Þ) 324
547
Alpha & Omega Semiconductor, Ltd.(Æ) 121,900
1,933
Alphabet, Inc. Class A(Æ) 970
1,568
Alphabet, Inc. Class C(Æ) 780
1,264
Amphenol Corp. Class A 544
61
Apple, Inc. 27,435
2,987
ASML Holding NV 4,740
1,723
Assa Abloy AB Class B 61,952
1,330
Atos SE(Æ) 192,753
13,177
Autodesk, Inc.(Æ) 6,683
1,574
Axcelis Technologies, Inc.(Æ) 65,393
1,443
BCE, Inc. 1,892
76
BE Semiconductor Industries NV 32,703
1,322
Bechtle AG 3,740
644
Bill.com Holdings, Inc.(Æ) 12,468
1,247
CGI Group, Inc.(Æ) 859
53
Cisco Systems, Inc. 2,743
98
Cosel Co., Ltd. 26,200
250
Dassault Systemes SA 328
56
DXC Technology Co. 536,266
9,879
Eizo Corp. 16,800
637
Facebook, Inc. Class A(Æ) 7,250
1,908
FANUC Corp. 18,000
3,826
FireEye, Inc.(Æ) 146,588
2,029
Foxconn Technology Co., Ltd. 63,000
110
Genpact , Ltd. 1,545
53
Infineon Technologies AG - ADR 62,462
1,749
Infrastrutture Wireless Italiane SpA (Þ) 26,104
283
Intel Corp. 117,392
5,198
Intuit, Inc. 444
140

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 867
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lite-On Technology Corp. 83,000
135
Maxar Technologies, Inc. 181,749
4,684
Microsoft Corp. 17,551
3,554
NeoPhotonics Corp.(Æ) 226,285
1,541
Netcompany Group A/S(Æ)(Þ) 26,256
2,187
NVC International Holdings, Ltd. 2,401,000
50
Ooma , Inc.(Æ)(Ñ) 196,756
2,776
Open Text Corp. 1,429
53
Pegatron Corp. 76,000
164
Pinterest, Inc. Class A(Æ) 53,098
3,130
Raytheon Technologies Corp.(Æ) 54,109
2,939
Salesforce.com, Inc.(Æ) 570
132
SAP SE - ADR 7,363
785
ServiceNow , Inc.(Æ) 3,333
1,658
Shopify, Inc. Class A(Æ) 1,583
1,465
Snap, Inc. Class A(Æ) 82,274
3,241
Softcat PLC 93,221
1,360
Synnex Technology International Corp. 111,000
165
Texas Instruments, Inc. 1,087
157
Twilio , Inc. Class A(Æ) 5,696
1,589
Twitter, Inc.(Æ) 24,124
998
Uber Technologies, Inc.(Æ) 46,907
1,567
United Internet AG 2,602
91
Vodafone Group PLC - ADR 233,869
3,160
Worldline SA(Æ)(Þ) 20,986
1,558
WPG Holdings, Ltd. 102,000
139
98,130
Utilities - 4.9%
Alliant Energy Corp. 21,855
1,208
American Electric Power Co., Inc. 8,396
755
Anadarko Petroleum Corp.(Æ)
(Š)
7,561
89
AT&T, Inc. 6,479
175
Avangrid , Inc. 2,815
139
Avista Corp. 9,767
324
Brigham Minerals, Inc. Class A 241,165
2,127
CenterPoint Energy, Inc. 307,450
6,496
Centrais Eletricas Brasileiras SA 126,281
684
Cheniere Energy, Inc.(Æ) 31,046
1,486
China Communications Services Corp.,
Ltd. Class H
5,780,886
3,365
China Gas Holdings, Ltd. 256,600
786
China Mobile, Ltd. 60,500
368
China Power International Development,
Ltd.
578,000
111
China Telecom Corp., Ltd. Class H 6,108,000
1,923
CLP Holdings, Ltd. 74,500
685
Dominion Energy, Inc. 29,487
2,369
Electricite de France SA 135,096
1,570
Emera , Inc.(Ñ) 13,908
555
Enbridge, Inc. 38,327
1,056
Endesa SA - ADR 3,297
88
Enel SpA 8,720
69
ENN Energy Holdings, Ltd. 49,900
632
Essential Utilities, Inc. 5,473
225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Evergy , Inc. 10,962
605
Eversource Energy(Æ) 13,118
1,145
Exelon Corp. 24,488
977
Federal Grid Co. Unified Energy System
PJSC
568,358,279
1,359
Guangdong Investment, Ltd. 220,000
326
Hera SpA 83,527
262
Hydro One, Ltd.(Þ) 7,186
157
Infraestructura Energetica Nova SAB
de CV
105,300
352
Inpex Corp. 98,300
470
International Business Machines Corp. 50,347
5,622
KDDI Corp. 122,800
3,289
Korea Electric Power Corp. 18,082
319
Korea Electric Power Corp. - ADR 47,635
412
KT Corp. 15,278
298
KT Corp. - ADR 182,259
1,754
Magellan Midstream Partners, LP 30,784
1,094
MEG Energy Corp. Class A(Æ) 411,160
750
National Grid PLC 73,024
869
NextEra Energy, Inc. 56,308
4,122
Nippon Telegraph & Telephone Corp. 227,000
4,793
NiSource, Inc. 41,775
960
Osaka Gas Co., Ltd. 89,100
1,681
Pembina Pipeline Corp. 52,288
1,095
PNM Resources, Inc. 15,094
755
Portland General Electric Co. 13,407
527
Power Assets Holdings, Ltd. 20,500
105
Proximus SA 5,324
104
RingCentral, Inc. Class A(Æ) 4,693
1,212
Rubis SCA 19,877
653
RusHydro PJSC 170,381,642
1,549
Scottish & Southern Energy PLC 58,724
955
Severn Trent PLC Class H 20,324
640
Swisscom AG 232
118
TC Energy Corp.(Æ) 20,704
815
Telecom Plus PLC 7,021
121
TELUS Corp. 7,266
124
T-Mobile US, Inc.(Æ) 1,158
127
Tokyo Gas Co., Ltd. 159,900
3,611
UGI Corp. 29,253
946
Verizon Communications, Inc. 2,882
164
72,522
Total Common Stocks
(cost $704,424) 738,375
Preferred Stocks - 0.3%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
3.605% (Ÿ) 10,484
743
3.551% (Ÿ) 2,731
191
934
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.042% (Ÿ) 969
95

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
868 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Energy - 0.0%
Southcross Energy Partners LLC
0.000% (Æ) 5,386
3
Financial Services - 0.1%
AMG Capital Trust II
5.150% due 10/15/37 11,998
566
Bank of America Corp.
7.250% 818
1,201
1,767
Health Care - 0.1%
Draegerwerk AG & Co. KGaA
0.279% (Ÿ) 2,589
208
Grifols SA
1.997% (Ÿ) 91,813
1,553
1,761
Total Preferred Stocks
(cost $4,504) 4,560
Options Purchased - 6.0%
(Number of Contracts)
EURO STOXX 50 Index
Futures
Goldman Sachs Mar 2021 3,314.80
Call (53,707) EUR 178,028 (ÿ) 2,374
Fannie Mae Bonds
JPMorgan Chase Nov 2020 103.19
Call (1) USD 71,000 (ÿ) 172
JPMorgan Chase Nov 2020 104.70
Call (1) USD 113,000 (ÿ) 69
JPMorgan Chase Dec 2020 102.72
Call (1) USD 142,000 (ÿ) 743
JPMorgan Chase Dec 2020 104.06
Call (1) USD 104,000 (ÿ) 583
JPMorgan Chase Dec 2020 105.63
Call (1) USD 193,000 (ÿ) 322
S&P 500 Index
Morgan Stanley Dec 2020 3,525.00
Call (493) USD 173,783 (ÿ) 1,765
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 6,683, 09/23/54)
Bank of America Sep 2024 0.00
Call (1)
6,683 (ÿ)
1,212
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 10,587, 10/03/54)
Bank of America Oct 2024 0.00
Call (1)
10,587 (ÿ)
1,527
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 9,926, 10/04/54)
Bank of America Oct 2024 0.00
Call (1)
9,926 (ÿ)
1,635
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 4,269, 01/23/55)
Bank of America Jan 2025 0.00
Call (1)
4,269 (ÿ)
892
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,152, 06/18/55)
Bank of America Jun 2025 0.00
Call (1)
3,152 (ÿ)
271
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 14,580, 06/06/55)
Bank of America Jun 2025 0.00
Call (1)
14,580 (ÿ)
1,574
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 10,852, 09/26/49)
Bank of America Sep 2029 0.00
Call (1)
10,852 (ÿ)
1,230
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 10,720, 09/27/49)
Bank of America Sep 2029 0.00
Call (1)
10,720 (ÿ)
1,479
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 7,146, 09/21/49)
Bank of America Sep 2029 0.00
Call (1)
7,146 (ÿ)
1,029
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 13,234, 09/21/39)
Bank of America Sep 2029 0.00
Call (1)
13,234 (ÿ)
1,030
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 19,851, 09/27/39)
Bank of America Sep 2029 0.00
Call (1)
19,851 (ÿ)
1,695
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,508, 06/19/60)
Bank of America Jun 2030 0.00
Call (1)
2,508 (ÿ)
352
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 3,905, 06/12/60)
Bank of America Jun 2030 0.00
Call (1)
3,905 (ÿ)
545
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,291, 06/19/40)
Bank of America Jun 2030 0.00
Call (1)
6,291 (ÿ)
343
(Bank of America, USD 1.275%/USD 3
Month LIBOR, USD 23,152, 09/19/50)
Bank of America Sep 2030 0.00
Call (1)
23,152 (ÿ)
2,220
(Bank of America, USD 1.345%/USD 3
Month LIBOR, USD 44,009, 09/19/40)
Bank of America Sep 2030 0.00
Call (1)
44,009 (ÿ)
2,400
(Citigroup, USD 0.724%/USD 3 Month
LIBOR, USD 33,308, 11/04/30)
Citigroup Nov 2020 0.00 Call (1) 33,308 (ÿ)
—
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 10,587, 10/04/49)
Citigroup Oct 2029 0.00 Call (1) 10,587 (ÿ)
1,432
(Goldman Sachs, USD 0.420%/USD 3
Month LIBOR, USD 4,816, 11/16/25)
Goldman Sachs Nov 2020 0.00
Call (1)
4,816 (ÿ)
7
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 3,441, 09/24/54)
Goldman Sachs Sep 2024 0.00
Call (1)
3,441 (ÿ)
488
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 9,926, 09/26/54)
Goldman Sachs Sep 2024 0.00
Call (1)
9,926 (ÿ)
1,657

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 869
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 13,234, 10/01/54)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
2,283
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 13,234, 09/27/54)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
2,312
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 9,926, 10/07/54)
Goldman Sachs Oct 2024 0.00
Call (1)
9,926 (ÿ)
1,578
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 6,617, 10/11/54)
Goldman Sachs Oct 2024 0.00
Call (1)
6,617 (ÿ)
1,102
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,627, 06/18/55)
Goldman Sachs Jun 2025 0.00
Call (1)
2,627 (ÿ)
226
(Goldman Sachs, USD 1.178%/USD 3
Month LIBOR, USD 21,553, 09/19/55)
Goldman Sachs Sep 2025 0.00
Call (1)
21,552 (ÿ)
2,205
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 19,322, 09/27/39)
Goldman Sachs Sep 2029 0.00
Call (1)
19,322 (ÿ)
1,405
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 19,851, 10/02/39)
Goldman Sachs Sep 2029 0.00
Call (1)
19,850 (ÿ)
1,505
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 13,234, 09/24/39)
Goldman Sachs Sep 2029 0.00
Call (1)
13,234 (ÿ)
1,041
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 16,543, 10/15/39)
Goldman Sachs Oct 2029 0.00
Call (1)
16,543 (ÿ)
1,359
(Goldman Sachs, USD 1.323%/USD 3
Month LIBOR, USD 10,848, 06/12/40)
Goldman Sachs Jun 2030 0.00
Call (1)
10,848 (ÿ)
623
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 7,936, 06/06/50)
Goldman Sachs Jun 2030 0.00
Call (1)
7,936 (ÿ)
837
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 10,587, 09/28/49)
JPMorgan Chase Sep 2029 0.00
Call (1)
10,587 (ÿ)
1,704
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 9,264, 10/19/49)
JPMorgan Chase Oct 2029 0.00
Call (1)
9,264 (ÿ)
1,420
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 4,513, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Call (1)
4,513 (ÿ)
748
(JP Morgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,365, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
2,365 (ÿ)
131
(JP Morgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,670, 06/19/40)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase Jun 2030 0.00
Call (1)
6,670 (ÿ)
382
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 6,683, 09/23/54)
Bank of America Sep 2024 0.00
Put (1)
6,683 (ÿ)
533
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 10,587, 10/03/54)
Bank of America Oct 2024 0.00
Put (1)
10,587 (ÿ)
1,111
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 9,926, 10/04/54)
Bank of America Oct 2024 0.00
Put (1)
9,926 (ÿ)
896
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 4,269, 01/23/55)
Bank of America Jan 2025 0.00
Put (1)
4,269 (ÿ)
305
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,152, 06/18/55)
Bank of America Jun 2025 0.00
Put (1)
3,152 (ÿ)
595
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 14,580, 06/06/55)
Bank of America Jun 2025 0.00
Put (1)
14,580 (ÿ)
2,262
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 10,852, 09/26/49)
Bank of America Sep 2029 0.00
Put (1)
10,852 (ÿ)
1,220
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 10,720, 09/27/49)
Bank of America Sep 2029 0.00
Put (1)
10,720 (ÿ)
982
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 7,146, 09/21/49)
Bank of America Sep 2029 0.00
Put (1)
7,146 (ÿ)
623
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 13,234, 09/21/39)
Bank of America Sep 2029 0.00
Put (1)
13,234 (ÿ)
679
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 19,851, 09/26/39)
Bank of America Sep 2029 0.00
Put (1)
19,851 (ÿ)
918
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,508, 06/19/60)
Bank of America Jun 2030 0.00
Put (1)
2,508 (ÿ)
504
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 3,905, 06/12/60)
Bank of America Jun 2030 0.00
Put (1)
3,905 (ÿ)
783
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,291, 06/19/40)
Bank of America Jun 2030 0.00
Put (1)
6,291 (ÿ)
541
(Bank of America, USD 3 Month LIBOR/
USD 1.275%, USD 23,152, 09/19/50)
Bank of America Sep 2030 0.00
Put (1)
23,152 (ÿ)
3,208
(Bank of America, USD 3 Month LIBOR/
USD 1.345%, USD 44,009, 09/19/40)
Bank of America Sep 2030 0.00
Put (1)
44,009 (ÿ)
3,417

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
870 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Barclays, USD 3 Month LIBOR/USD
0.418%, USD 209,584, 01/15/26)
Barclays Jan 2021 0.00 Put (1) 209,583 (ÿ)
1,107
(Citigroup, USD 3 Month LIBOR/USD
0.724%, USD 33,308, 11/04/30)
Citigroup Nov 2020 0.00 Put (1) 33,308 (ÿ)
509
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 10,587, 10/04/49)
Citigroup Oct 2029 0.00 Put (1) 10,587 (ÿ)
992
(Goldman Sachs, USD 3 Month LIBOR/
USD 0.420%, USD 4,816, 11/16/25)
Goldman Sachs Nov 2020 0.00
Put (1)
4,816 (ÿ)
14
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 3,441, 09/24/54)
Goldman Sachs Sep 2024 0.00
Put (1)
3,441 (ÿ)
366
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 9,926, 09/26/54)
Goldman Sachs Sep 2024 0.00
Put (1)
9,926 (ÿ)
878
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 13,234, 10/01/54)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
1,128
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 13,234, 09/27/54)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
1,109
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 9,926, 10/07/54)
Goldman Sachs Oct 2024 0.00
Put (1)
9,926 (ÿ)
935
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 6,617, 10/11/54)
Goldman Sachs Oct 2024 0.00
Put (1)
6,617 (ÿ)
592
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,627, 06/18/55)
Goldman Sachs Jun 2025 0.00
Put (1)
2,627 (ÿ)
496
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.178%, USD 21,553, 09/19/55)
Goldman Sachs Sep 2025 0.00
Put (1)
21,552 (ÿ)
3,633
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 19,322, 09/27/39)
Goldman Sachs Sep 2029 0.00
Put (1)
19,322 (ÿ)
1,067
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 19,851, 10/02/39)
Goldman Sachs Sep 2029 0.00
Put (1)
19,851 (ÿ)
1,050
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 13,234, 09/24/39)
Goldman Sachs Sep 2029 0.00
Put (1)
13,234 (ÿ)
672
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 16,543, 10/15/39)
Goldman Sachs Oct 2029 0.00
Put (1)
16,543 (ÿ)
804
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 7,936, 06/06/50)
Goldman Sachs Jun 2030 0.00
Put (1)
7,936 (ÿ)
1,114
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 10,848, 06/12/40)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Jun 2030 0.00
Put (1)
10,848 (ÿ)
890
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 10,587, 09/28/49)
JPMorgan Chase Sep 2029 0.00
Put (1)
10,587 (ÿ)
810
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 9,264, 10/19/49)
JPMorgan Chase Oct 2029 0.00
Put (1)
9,264 (ÿ)
754
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 4,513, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Put (1)
4,513 (ÿ)
384
(JP Morgan, USD 3 Month LIBOR/USD
1.268%, USD 2,365, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
2,365 (ÿ)
201
(JP Morgan, USD 3 Month LIBOR/USD
1.322%, USD 6,670, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
6,670 (ÿ)
552
Total Options Purchased
(cost $100,056) 88,541
Warrants and Rights - 0.0%
NewStar Financial, Inc.(Æ)
2021 Warrants 19,324 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 19.3%
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 1,040
188
Cardtronics , Inc.
1.000% due 12/01/20 2,304
2,292
Cheniere Energy, Inc.
4.875% due 05/28/21 (Þ) 930
930
Dycom Industries, Inc.
0.750% due 09/15/21 2,416
2,356
Encore Capital Group, Inc.
2.875% due 03/15/21 2,356
2,318
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21 6,914,000
488
Jazz Investments I, Ltd.
1.875% due 08/15/21 2,085
2,093
Ship Finance International, Ltd.
5.750% due 10/15/21 1,290
1,255
Spirit Realty Capital, Inc.
3.750% due 05/15/21 767
773
Twitter, Inc.
1.000% due 09/15/21 2,482
2,475
U.S. Cash Management Fund(@)(+) 206,156,033
(∞)
206,115
United States Treasury Bills
0.075% due 11/05/20 (ç)(ž) 610
610
0.089% due 11/12/20 (ç)(ž) 7 , 436
7,436

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 871
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.083% due 11/17/20 (ç)(ž) 3,780
3,780
0.075% due 11/19/20 (ç)(ž) 1, 826
1,826
0.080% due 11/27/20 (ç)(ž) 480
480
0.104% due 12/03/20 (ç)(ž) 3 , 336
3,336
0.095% due 12/08/20 (ç)(ž) 1,411
1,411
0.094% due 12/10/20 (ç)(ž) 4 , 324
4,324
0.102% due 12/15/20 (ç)(ž) 813
813
0.087% due 12/17/20 (ç)(ž) 1,870
1,870
0.076% due 12/22/20 (ç)(ž) 3,026
3,026
0.088% due 12/24/20 (ç)(ž) 1,500
1,500
0.089% due 01/05/21 (ž) 2,839
2,839
0.086% due 01/07/21 (ž) 3,180
3,180
0.084% due 01/12/21 (ž) 2,839
2,839
0.086% due 01/14/21 (ž) 3,000
2,999
0.084% due 01/19/21 (ž) 5,613
5,612
0.092% due 01/21/21 (ž) 395
395
0.099% due 02/04/21 (ž) 650
650
0.092% due 02/11/21 (ž) 300
300
0.101% due 03/04/21 (ž) 5,365
5,363
0.099% due 03/18/21 (ž) 1,510
1,509
0.105% due 03/25/21 (ž) 460
460
0.100% due 04/01/21 (ž) 1,555
1,554
VEREIT, Inc.
3.750% due 12/15/20 1,770
1,770
Verint Systems, Inc.
1.500% due 06/01/21 1,980
2,011
Virgin Media Secured Finance PLC
Series REGS
11.000% due 01/15/21 (~)(Ê) 85
116
Total Short-Term Investments
(cost $283,251) 283,292
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×) 8,659,997
(∞)
8,660
Total Other Securities
(cost $8,660) 8,660
Total Investments - 102.3%
(identified cost $1,478,263) 1,499,878
Other Assets and Liabilities,
Net - (2.3)%
(33,718)
Net Assets - 100.0%
1,466,160

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
872 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.2%
AbbVie, Inc. 05/12/20 200,000 113.72 227
244
AbbVie, Inc. 05/12/20 756,000 115.97 877
907
Adyen NV 06/17/20 EUR 324 1,414.65 458
547
Aena SME SA 03/10/17 EUR 20,899 155.10 3,241
2,823
Alcoa Nederland Holding BV 04/14/20 400,000 98.76 395
429
Calpine Corp. 12/19/19 393,000 99.32 390
405
Carel Industries SpA 06/17/20 EUR 37,236 16.89 629
694
CenturyLink, Inc. 01/16/20 250,000 99.32 248
256
Chefs' Warehouse Holdings, Inc. 05/19/20 697,000 76.65 534
530
Cheniere Energy, Inc. 09/25/20 930,000 101.02 940
930
Clearway Energy Operating LLC 12/04/19 61,000 100.00 61
64
Cleveland-Cliffs, Inc. 03/13/20 72,000 88.39 64
63
Cleveland-Cliffs, Inc. 06/26/20 252,000 101.47 256
265
Dell International LLC / EMC Corp. 09/29/17 600,000 107.90 647
710
Entra ASA 03/10/17 NOK 11,906 13.03 155
156
ESR Cayman, Ltd. 11/11/19 HKD 103,400 2.16 224
312
First Quantum Minerals, Ltd. 02/07/20 200,000 99.32 199
199
Fortive Corp. 11/21/19 2,401,000 97.60 2,343
2,386
Granite Point 04/11/18 1,265,000 87.82 1,111
1,203
Guess?, Inc. 05/27/20 1,162,000 70.89 824
946
GVS SpA 07/28/20 EUR 46,951 12.84 603
662
Hanesbrands, Inc. 08/08/19 739,000 104.61 773
799
Hydro One, Ltd. 06/22/18 CAD 7,186 15.13 109
157
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 26,104 10.92 285
283
Instone Real Estate Group AG 05/21/19 EUR 17,334 25.78 447
359
Intesa Sanpaolo SpA 03/10/17 710,000 95.10 675
749
j2 Global, Inc. 07/29/20 1,222,000 81.48 996
1,093
MGIC Investment Corp. 09/14/20 1,939,000 129.23 2,506
2,496
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 1,072,000 86.61 928
482
Morgan Stanley Capital I Trust 07/26/17 563,000 87.52 493
338
Morgan Stanley Capital I Trust 08/21/17 338,000 87.97 297
167
Netcompany Group A/S 06/17/20 DKK 26,256 63.00 1,654
2,187
Novelis Corp. 01/13/20 281,000 99.04 278
285
Nutanix , Inc. 05/06/20 1,825,000 90.54 1,652
1,753
OI European Group BV 07/03/19 126,000 99.95 126
127
On the Beach Group PLC 06/17/20 GBP 186,322 3.69 688
519
Post Holdings, Inc. 02/11/20 52,000 100.07 52
53
SIG Combibloc PurchaseCo SARL 06/11/20 EUR 175,000 113.00 198
208
Stora Enso OYJ 03/13/17 200,000 114.89 230
257
Tenet Healthcare Corp. 08/14/19 721,000 101.23 730
731
TerraForm Power Operating LLC 01/28/20 307,000 103.48 318
329
T-Mobile USA, Inc. 05/04/20 25,000 113.85 28
29
UBS-Barclays Commercial Mortgage Trust 10/18/17 91,000 71.18 65
51
VAT Group AG 06/17/20 CHF 4,464 180.87 807
837
Vonage Holdings Corp. 04/14/20 1,510,000 89.49 1,351
1,472
WFRBS Commercial Mortgage Trust 11/01/17 46,000 89.00 41
28
Worldline SA 06/17/20 EUR 20,986 80.64 1,692
1,558
Yellow Cake PLC 07/08/19 GBP 198,455 2.64 524
489
32,567
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 873
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 47 EUR 5,006 11/20
(421)
Australia 10 Year Government Bond Futures 584 AUD 87,316 12/20
576
CAC40 Euro Index Futures 247 EUR 11,337 11/20
(1,033)
DAX Index Futures 33 EUR 9,540 12/20
(1,556)
Dow Jones U.S. Real Estate Index Futures 1,854 USD 56,232 12/20
(3,635)
Euro STOXX 50 Index Futures 230 EUR 6,806 12/20
(940)
FTSE 100 Index Futures 870 GBP 48,402 12/20
(5,150)
FTSE/MIB Index Futures 30 EUR 2,685 12/20
(338)
Hang Seng Index Futures 2 HKD 2,416 11/20
(7)
IBEX 35 Index Futures 39 EUR 2,511 11/20
(201)
Japanese 10 Year Government Bond Futures 47 JPY 7,138,359 12/20
3
MSCI EAFE Index Futures 275 USD 24,529 12/20
(1,529)
MSCI Emerging Markets Index Futures 2,145 USD 118,179 12/20
767
MSCI Singapore Index Futures 496 SGD 13,672 11/20
(428)
OMXS30 Index Futures 171 SEK 29,403 11/20
(227)
S&P 500 E-Mini Index Futures 60 USD 9,794 12/20
(133)
S&P/TSX 60 Index Futures 4 CAD 740 12/20
(21)
SPI 200 Index Futures 98 AUD 14,431 12/20
(15)
TOPIX Index Futures 8 JPY 125,840 12/20
(46)
United States Treasury Ultra Bond Futures 998 USD 214,570 12/20
(1,315)
Short Positions
Canadian 10 Year Government Bond Futures 186 CAD 28,093 12/20
121
Euro-Bund Futures 269 EUR 47,384 12/20
(641)
Long Gilt Futures 223 GBP 30,257 12/20
38
NASDAQ 100 E-Mini Index Futures 236 USD 52,138 12/20
292
Russell 2000 E-Mini Index Futures 2,024 USD 155,524 12/20
(3,201)
S&P 400 E-Mini Index Futures 66 USD 12,511
(305)
S&P 500 E-Mini Index Futures 1,149 USD 187,557 12/20
5,359
S&P Financial Select Sector Index Futures 53 USD 3,880 12/20
179
S&P Utilities Select Sector Index Futures 521 USD 32,714 12/20
(1,860)
S&P/TSX 60 Index Futures 25 CAD 4,627 12/20
137
TOPIX Index Futures 581 JPY 9,139,130 12/20
1,546
United States 10 Year Treasury Note Futures 20 USD 2,764 12/20
15
United States Treasury Ultra Bond Futures 12 USD 2,580 12/20
58
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(13,911)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.72 USD 71,000 12/07/20
(239)
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.06 USD 104,000 12/07/20
(591)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.63 USD 193,000 12/07/20
(269)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3 Month LIBOR/
USD 1.235%, USD 38,275,
03/21/27
Bank of America
Call 1 0.00 38,275 03/19/25
(417)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
874 Multi-Asset Growth Strategy Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Bank of America, USD 3 Month LIBOR/
USD 0.920%, USD 4,827,
03/27/40
Bank of America
Call 2 0.00 9,654 03/25/30
(372)
Barclays, USD 3 Month LIBOR/USD
0.418%, USD 209,584, 01/15/26
Barclays
Call 1 0.00 209,583 01/13/21
(518)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 15,265,
03/28/40
Goldman Sachs
Call 1 0.00 15,265 03/26/30
(583)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 62,257, 03/31/28
JPMorgan Chase
Call 1 0.00 62,257 03/25/27
(252)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 7,676,
03/27/40
Morgan Stanley
Call 1 0.00 7,676 03/25/30
(288)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 7,676,
03/27/40
Morgan Stanley
Call 1 0.00 7,676 03/25/30
(291)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 38,382, 03/27/26
UBS
Call 1 0.00 38,382 03/25/25
(143)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 38,275,
03/21/27
Bank of America
Put 1 0.00 38,275 03/19/25
(249)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 4,827,
03/27/40
Bank of America
Put 2 0.00 9,654 03/25/30
(958)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 15,265,
03/28/40
Goldman Sachs
Put 1 0.00 15,265 03/26/30
(1,528)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 62,257, 03/31/28
JPMorgan Chase
Put 1 0.00 62,257 03/25/27
(466)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 7,676,
03/27/40
Morgan Stanley
Put 1 0.00 7,676 03/25/30
(779)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 7,676,
03/27/40
Morgan Stanley
Put 1 0.00 7,676 03/25/30
(773)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 38,382, 03/27/26
UBS
Put 1 0.00 38,382 03/25/25
(170)
Total Liability for Options Written (premiums received $8,941) (å)
(8,886)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,782 EUR 1,531 11/03/20 1
Bank of America USD 48 HKD 372 11/02/20 —
Bank of America USD 390 JPY 40,712 11/02/20 (1)
Bank of America USD 406 JPY 42,383 11/04/20 (1)
Bank of America USD 135 SEK 1,201 11/03/20 —
Bank of America USD 14,499 SEK 129,963 11/24/20 110
Bank of America AUD 2,477 USD 1,764 11/06/20 23
Bank of America CAD 3,250 USD 2,432 11/06/20 (8)
Bank of America CHF 2,085 USD 2,268 11/06/20 (6)
Bank of America DKK 2,430 USD 380 11/03/20 —
Bank of America EUR 36 USD 42 11/02/20 —
Bank of America EUR 6,970 USD 8,179 11/06/20 62
Bank of America GBP 404 USD 523 11/03/20 —
Bank of America GBP 2,538 USD 3,265 11/06/20 (24)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 875
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America HKD 24,051 USD 3,103 11/06/20 —
Bank of America JPY 648,734 USD 6,147 11/06/20 (49)
Bank of America SEK 129,963 USD 15,027 11/24/20 417
Bank of Montreal USD 1,692 AUD 2,412 11/06/20 3
Bank of Montreal USD 2,335 CAD 3,123 11/06/20 9
Bank of Montreal USD 2,282 CHF 2,083 11/06/20 (10)
Bank of Montreal USD 7,930 EUR 6,775 11/06/20 (39)
Bank of Montreal USD 7,634 EUR 6,448 12/16/20 (116)
Bank of Montreal USD 3,213 GBP 2,485 11/06/20 7
Bank of Montreal USD 7,311 GBP 5,626 12/16/20 (20)
Bank of Montreal USD 2,857 HKD 22,154 11/06/20 —
Bank of Montreal USD 6,391 JPY 666,871 11/06/20 (21)
Bank of Montreal AUD 2,412 USD 1,692 12/07/20 (3)
Bank of Montreal CAD 3,123 USD 2,335 12/07/20 (10)
Bank of Montreal CAD 7,185 USD 5,444 12/16/20 50
Bank of Montreal CHF 2,083 USD 2,284 12/07/20 10
Bank of Montreal DKK 11,829 USD 1,882 12/16/20 29
Bank of Montreal EUR 6,775 USD 7,935 12/07/20 38
Bank of Montreal GBP 2,485 USD 3,213 12/07/20 (7)
Bank of Montreal HKD 22,154 USD 2,857 12/07/20 —
Bank of Montreal JPY 666,871 USD 6,393 12/07/20 21
Bank of New York USD 1,697 AUD 2,412 11/06/20 (1)
Bank of New York USD 2,340 CAD 3,123 11/06/20 4
Bank of New York USD 2,278 CHF 2,083 11/06/20 (6)
Bank of New York USD 7,913 EUR 6,775 11/06/20 (22)
Bank of New York USD 7,630 EUR 6,448 12/16/20 (113)
Bank of New York USD 3,215 GBP 2,485 11/06/20 4
Bank of New York USD 8,271 GBP 6,251 11/24/20 (171)
Bank of New York USD 7,318 GBP 5,626 12/16/20 (26)
Bank of New York USD 2,858 HKD 22,154 11/06/20 —
Bank of New York USD 6,387 JPY 666,871 11/06/20 (18)
Bank of New York USD 417 JPY 43,684 11/24/20 —
Bank of New York USD 14,996 JPY 1,577,424 11/24/20 75
Bank of New York USD 6 NZD 8 11/24/20 —
Bank of New York USD 14,859 NZD 22,563 11/24/20 59
Bank of New York AUD 2,477 USD 1,764 11/06/20 22
Bank of New York AUD 2,412 USD 1,697 12/07/20 1
Bank of New York CAD 3,250 USD 2,429 11/06/20 (11)
Bank of New York CAD 3,123 USD 2,340 12/07/20 (5)
Bank of New York CAD 7,185 USD 5,455 12/16/20 61
Bank of New York CHF 2,085 USD 2,263 11/06/20 (11)
Bank of New York CHF 2,083 USD 2,280 12/07/20 6
Bank of New York DKK 11,829 USD 1,881 12/16/20 28
Bank of New York EUR 6,970 USD 8,158 11/06/20 41
Bank of New York EUR 6,775 USD 7,918 12/07/20 21
Bank of New York GBP 2,538 USD 3,260 11/06/20 (28)
Bank of New York GBP 68 USD 88 11/24/20 (1)
Bank of New York GBP 174 USD 232 11/24/20 7
Bank of New York GBP 272 USD 351 11/24/20 (2)
Bank of New York GBP 2,485 USD 3,216 12/07/20 (5)
Bank of New York HKD 24,051 USD 3,103 11/06/20 —
Bank of New York HKD 22,154 USD 2,857 12/07/20 —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
876 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York JPY 648,734 USD 6,142 11/06/20 (54)
Bank of New York JPY 1,497,645 USD 14,178 11/24/20 (129)
Bank of New York JPY 1,577,424 USD 14,982 11/24/20 (88)
Bank of New York JPY 666,871 USD 6,389 12/07/20 17
Bank of New York NZD 881 USD 580 11/24/20 (3)
Bank of New York NZD 967 USD 638 11/24/20 (1)
Citigroup USD 243 NOK 2,137 11/24/20 (19)
Citigroup USD 14,236 NOK 134,237 11/24/20 (176)
Citigroup NOK 4,027 USD 420 11/24/20 (2)
Citigroup NOK 73,678 USD 8,330 11/24/20 613
Citigroup RUB 1,424,899 USD 18,495 12/16/20 638
Citigroup TWD 726,686 USD 25,119 12/16/20 (291)
Commonwealth Bank of Australia USD 150 AUD 204 11/24/20 (7)
Commonwealth Bank of Australia USD 154 AUD 217 11/24/20 (2)
Commonwealth Bank of Australia USD 270 AUD 386 11/24/20 1
Commonwealth Bank of Australia AUD 11,300 USD 8,180 11/24/20 237
HSBC USD 3,526 BRL 18,663 01/05/21 (281)
HSBC USD 618 CNY 4,195 02/18/21 3
HSBC USD 4,414 CNY 29,779 02/18/21 (9)
HSBC USD 2,294 HUF 698,561 01/22/21 (80)
HSBC USD 1,473 IDR 21,834,294 11/30/20 16
HSBC USD 61 MXN 1,308 01/04/21 —
HSBC USD 1,015 MXN 22,507 01/04/21 39
HSBC USD 146 PHP 7,285 11/10/20 4
HSBC USD 120 PHP 5,821 02/26/21 —
HSBC USD 4,479 PLN 17,200 02/08/21 (134)
HSBC USD 20 RON 81 11/27/20 —
HSBC USD 472 RON 1,960 11/27/20 (3)
HSBC USD 56 RUB 4,412 11/10/20 (1)
HSBC USD 1,007 RUB 72,413 11/10/20 (97)
HSBC USD 780 RUB 60,337 02/26/21 (29)
HSBC USD 36 THB 1,124 11/30/20 —
HSBC USD 620 THB 19,476 11/30/20 5
HSBC USD 9 ZAR 148 01/25/21 —
HSBC USD 18 ZAR 313 01/25/21 1
HSBC CLP 537,937 USD 680 02/08/21 (16)
HSBC COP 451,269 USD 117 01/25/21 1
HSBC COP 647,156 USD 169 01/25/21 3
HSBC CZK 11,649 USD 517 01/22/21 18
HSBC IDR 1,639,327 USD 109 11/30/20 (3)
HSBC IDR 2,251,665 USD 150 11/30/20 (4)
HSBC IDR 4,130,059 USD 277 11/30/20 (4)
HSBC IDR 13,813,243 USD 933 11/30/20 (9)
HSBC IDR 21,834,294 USD 1,458 03/03/21 (18)
HSBC IDR 21,834,294 USD 1,458 03/03/21 (18)
HSBC MXN 1,602 USD 72 01/04/21 (3)
HSBC MXN 2,098 USD 98 01/04/21 —
HSBC MXN 3,382 USD 150 01/04/21 (8)
HSBC MXN 9,287 USD 420 01/04/21 (15)
HSBC PEN 3,022 USD 851 01/25/21 16
HSBC PHP 1,464 USD 30 11/10/20 —
HSBC PHP 5,821 USD 120 11/10/20 —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 877
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC RON 1,440 USD 350 11/27/20 6
HSBC RUB 16,487 USD 220 11/10/20 13
HSBC RUB 60,337 USD 788 11/10/20 30
HSBC THB 47,780 USD 1,518 11/30/20 (15)
HSBC ZAR 1,024 USD 60 01/25/21 (2)
JPMorgan Chase USD 1,691 AUD 2,412 11/06/20 4
JPMorgan Chase USD 2,337 CAD 3,123 11/06/20 7
JPMorgan Chase USD 2,273 CHF 2,083 11/06/20 (1)
JPMorgan Chase USD 7,900 EUR 6,775 11/06/20 (9)
JPMorgan Chase USD 7,633 EUR 6,448 12/16/20 (115)
JPMorgan Chase USD 3,203 GBP 2,485 11/06/20 17
JPMorgan Chase USD 7,293 GBP 5,626 12/16/20 (1)
JPMorgan Chase USD 2,857 HKD 22,154 11/06/20 —
JPMorgan Chase USD 6,370 JPY 666,871 11/06/20 —
JPMorgan Chase USD 2,438 MXN 53,275 12/16/20 62
JPMorgan Chase AUD 2,477 USD 1,765 11/06/20 23
JPMorgan Chase AUD 2,412 USD 1,691 12/07/20 (4)
JPMorgan Chase CAD 3,250 USD 2,429 11/06/20 (11)
JPMorgan Chase CAD 3,123 USD 2,337 12/07/20 (7)
JPMorgan Chase CAD 7,185 USD 5,445 12/16/20 51
JPMorgan Chase CHF 2,085 USD 2,263 11/06/20 (11)
JPMorgan Chase CHF 2,083 USD 2,275 12/07/20 1
JPMorgan Chase DKK 11,829 USD 1,882 12/16/20 29
JPMorgan Chase EUR 6,970 USD 8,163 11/06/20 45
JPMorgan Chase EUR 6,775 USD 7,905 12/07/20 8
JPMorgan Chase GBP 2,538 USD 3,261 11/06/20 (27)
JPMorgan Chase GBP 2,485 USD 3,203 12/07/20 (17)
JPMorgan Chase HKD 24,051 USD 3,103 11/06/20 —
JPMorgan Chase HKD 22,154 USD 2,857 12/07/20 —
JPMorgan Chase JPY 648,734 USD 6,145 11/06/20 (52)
JPMorgan Chase JPY 666,871 USD 6,372 12/07/20 —
Northern Trust EUR 160 USD 188 12/16/20 2
Royal Bank of Canada USD 188 AUD 262 11/06/20 (4)
Royal Bank of Canada USD 201 AUD 286 12/07/20 —
Royal Bank of Canada USD 382 CAD 509 11/06/20 —
Royal Bank of Canada USD 23,504 CAD 30,971 11/24/20 (257)
Royal Bank of Canada USD 611 CAD 814 12/07/20 —
Royal Bank of Canada USD 9 CHF 8 11/06/20 —
Royal Bank of Canada USD 847 CHF 776 12/07/20 —
Royal Bank of Canada USD 913 EUR 778 11/06/20 (7)
Royal Bank of Canada USD 2,728 EUR 2,341 12/07/20 —
Royal Bank of Canada USD 117 EUR 100 12/16/20 —
Royal Bank of Canada USD 7,633 EUR 6,448 12/16/20 (116)
Royal Bank of Canada USD 272 GBP 211 11/06/20 1
Royal Bank of Canada USD 1,020 GBP 787 12/07/20 —
Royal Bank of Canada USD 1,601 GBP 1,242 12/16/20 8
Royal Bank of Canada USD 1,700 GBP 1,313 12/16/20 2
Royal Bank of Canada USD 2,298 GBP 1,771 12/16/20 (3)
Royal Bank of Canada USD 7,292 GBP 5,626 12/16/20 (1)
Royal Bank of Canada USD 979 HKD 7,589 11/06/20 —
Royal Bank of Canada USD 1,506 JPY 157,621 12/07/20 —
Royal Bank of Canada USD 2,440 MXN 53,275 12/16/20 60

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
878 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 434 SEK 3,863 12/07/20 —
Royal Bank of Canada USD 211 SGD 288 11/06/20 —
Royal Bank of Canada USD 106 SGD 145 12/07/20 —
Royal Bank of Canada CAD 374 USD 280 11/24/20 (1)
Royal Bank of Canada CAD 870 USD 664 11/24/20 11
Royal Bank of Canada CAD 19,866 USD 14,819 11/24/20 (93)
Royal Bank of Canada CAD 7,185 USD 5,445 12/16/20 51
Royal Bank of Canada DKK 11,829 USD 1,882 12/16/20 29
Royal Bank of Canada EUR 6,150 USD 7,320 12/16/20 150
Royal Bank of Canada GBP 2,250 USD 2,898 12/16/20 (17)
Royal Bank of Canada HKD 3,786 USD 488 12/07/20 —
Royal Bank of Canada JPY 72,549 USD 688 11/06/20 (5)
Royal Bank of Canada SEK 652 USD 73 11/06/20 —
State Street USD 2,870 AUD 3,943 12/16/20 (98)
State Street USD 7,000 CAD 9,230 12/16/20 (71)
State Street USD 118 EUR 99 11/24/20 (3)
State Street USD 215 EUR 183 11/24/20 (2)
State Street USD 236 EUR 203 11/24/20 —
State Street USD 13,003 EUR 10,968 12/16/20 (216)
State Street USD 518 HKD 4,015 12/16/20 —
State Street USD 1,982 INR 147,500 12/16/20 1
State Street USD 6,137 JPY 650,890 12/16/20 83
State Street USD 64 KRW 74,862 11/06/20 2
State Street USD 5,395 KRW 6,120,701 11/06/20 (1)
State Street USD 177 KRW 200,743 12/07/20 —
State Street USD 1,026 MYR 4,280 12/16/20 3
State Street USD 4,434 SEK 39,599 11/06/20 16
State Street USD 122 SEK 1,072 12/16/20 (2)
State Street USD 3,168 SGD 4,334 11/06/20 4
State Street USD 4,083 SGD 5,580 12/16/20 2
State Street USD 146 TWD 4,225 11/06/20 1
State Street USD 5,733 TWD 163,796 11/06/20 (7)
State Street USD 103 TWD 2,919 12/07/20 (1)
State Street CHF 4,252 USD 4,667 12/16/20 24
State Street CNY 417,709 USD 60,601 12/16/20 (1,520)
State Street EUR 5,913 USD 7,065 11/24/20 174
State Street EUR 6,150 USD 7,320 12/16/20 150
State Street GBP 2,250 USD 2,898 12/16/20 (17)
State Street JPY 1,379,950 USD 13,010 12/16/20 (179)
State Street KRW 6,195,563 USD 5,275 11/06/20 (184)
State Street KRW 6,120,701 USD 5,394 12/07/20 —
State Street KRW 14,666,860 USD 12,338 12/16/20 (587)
State Street SEK 38,947 USD 4,327 11/06/20 (50)
State Street SEK 39,599 USD 4,435 12/07/20 (16)
State Street SGD 4,622 USD 3,374 11/06/20 (10)
State Street SGD 4,334 USD 3,168 12/07/20 (5)
State Street TWD 168,021 USD 5,784 11/06/20 (90)
State Street TWD 163,796 USD 5,773 12/07/20 46
UBS USD 1,695 AUD 2,412 11/06/20 —
UBS USD 2,340 CAD 3,123 11/06/20 4
UBS USD 2,274 CHF 2,083 11/06/20 (2)
UBS USD 441 CHF 397 11/24/20 (7)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 879
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS USD 594 CHF 547 11/24/20 3
UBS USD 926 CHF 848 11/24/20 —
UBS USD 7,903 EUR 6,775 11/06/20 (12)
UBS USD 7,639 EUR 6,448 12/16/20 (122)
UBS USD 3,210 GBP 2,485 11/06/20 10
UBS USD 7,311 GBP 5,626 12/16/20 (20)
UBS USD 2,858 HKD 22,154 11/06/20 —
UBS USD 6,377 JPY 666,871 11/06/20 (7)
UBS AUD 2,477 USD 1,765 11/06/20 23
UBS AUD 2,412 USD 1,695 12/07/20 —
UBS BRL 4,760 USD 884 12/16/20 56
UBS CAD 3,250 USD 2,429 11/06/20 (10)
UBS CAD 3,123 USD 2,340 12/07/20 (4)
UBS CAD 7,185 USD 5,448 12/16/20 54
UBS CHF 2,085 USD 2,264 11/06/20 (10)
UBS CHF 21,206 USD 23,547 11/24/20 406
UBS CHF 2,083 USD 2,276 12/07/20 2
UBS DKK 11,829 USD 1,883 12/16/20 30
UBS EUR 6,970 USD 8,165 11/06/20 47
UBS EUR 6,775 USD 7,908 12/07/20 11
UBS GBP 2,538 USD 3,263 11/06/20 (25)
UBS GBP 2,485 USD 3,210 12/07/20 (10)
UBS HKD 24,051 USD 3,103 11/06/20 —
UBS HKD 22,154 USD 2,857 12/07/20 —
UBS JPY 648,734 USD 6,145 11/06/20 (54)
UBS JPY 666,871 USD 6,378 12/07/20 9
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(1,865)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Goldman Sachs ABGS1136
Commodity Index( i )(+) Goldman Sachs USD 87,653
Total Return on Underlying
Reference Entity
(5)
02/05/21 — — —
Short
Russell 1000 Index Total Return Goldman Sachs USD 40,117 3 Month LIBOR + 0.245%
(2)
04/16/21 — (2,339) (2,339)
Total Open Total Return Swap Contracts (å) — (2,339) (2,339)
(
i
)  The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1136 Commodity Index swap contract:
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Corn March 2021 12.5 $ 10,957

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
880 Multi-Asset Growth Strategy Fund
Cotton March 2021 12.5 10,957
Lean Hogs February 2021 6.3 5,478
Lean Hogs April 2021 6.3 5,478
Natural Gas (NYMEX) March 2021 12.5 10,957
Soybean Meal March 2021 12.5 10,957
Soybeans March 2021 12.5 10,956
Soybeans Oil March 2021 12.5 10,956
Sugar March 2021 12.5 10,956
Total Long Futures Contracts
87,652
Short Futures Contracts
Brent Oil March 2021 (6.3) $ (5,478)
Brent Oil May 2021 (6.3) (5,478)
Coffee March 2021 (12.5) (10,957)
Crude Oil March 2021 (12.5) (10,957)
Gas Oil March 2021 (12.5) (10,957)
Heating Oil March 2021 (12.5) (10,957)
Kansas Wheat March 2021 (12.5) (10,957)
Live Cattle April 2021 (6.3) (5,478)
Live Cattle February 2021 (6.3) (5,478)
Unleaded Gasoline March 2021 (12.5) (10,957)
Total Short Futures Contracts
(87,654)
Cash
100.1 87,655
Total Notional Amount
$ 87,653
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 27,600 0.225%
(3)
Three Month LIBOR
(2)
10/19/22
— (6) (6)
Barclays USD 138,000 Three Month LIBOR
(2)
0.250%
(3)
12/16/22
(83) 57 (26)
Barclays USD 13,200 0.273%
(3)
Three Month LIBOR
(2)
10/22/23
— (2) (2)
Barclays USD 16,700 0.350%
(3)
Three Month LIBOR
(2)
07/06/25
— (34) (34)
Barclays USD 5,009 0.300%
(3)
Three Month LIBOR
(2)
07/14/25
— (27) (27)
Barclays USD 3,564 0.277%
(3)
Three Month LIBOR
(2)
08/12/25
— (25) (25)
Barclays USD 4,556 Three Month LIBOR
(2)
0.344%
(3)
10/13/25
— 21 21
Barclays USD 4,816 Three Month LIBOR
(2)
0.410%
(3)
10/13/25
— 7 7
Barclays USD 18,400 0.435%
(3)
Three Month LIBOR
(2)
11/02/25
— (10) (10)
Barclays USD 162,000 Three Month LIBOR
(2)
0.350%
(3)
12/16/25
(4) 914 910
Barclays USD 2,312 0.645%
(3)
Three Month LIBOR
(2)
07/15/30
— (43) (43)
Barclays USD 33,300 0.556%
(3)
Three Month LIBOR
(2)
08/05/30
— (957) (957)
Barclays USD 33,300 Three Month LIBOR
(2)
0.564%
(3)
09/08/30
— 971 971

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 881
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 31,100 Three Month LIBOR
(2)
0.717%
(3)
10/07/30
— 469 469
Barclays USD 9,219 0.751%
(3)
Three Month LIBOR
(2)
10/16/30
— (112) (112)
Barclays USD 3,417 0.774%
(3)
Three Month LIBOR
(2)
10/20/30
— (34) (34)
Barclays USD 2,272 Three Month LIBOR
(2)
0.838%
(3)
10/23/30
— 9 9
Barclays USD 1,482 0.837%
(3)
Three Month LIBOR
(2)
10/26/30
— (6) (6)
Barclays USD 6,446 0.884%
(3)
Three Month LIBOR
(2)
10/27/30
— 3 3
Barclays USD 8,173 Three Month LIBOR
(2)
0.840%
(3)
10/28/30
— 31 31
Barclays USD 2,208 0.805%
(3)
Three Month LIBOR
(2)
11/02/30
— (16) (16)
Barclays USD 3,859 Three Month LIBOR
(2)
0.845%
(3)
11/03/30
— — —
Barclays USD 10,400 0.700%
(3)
Three Month LIBOR
(2)
12/16/30
(73) (127) (200)
Barclays USD 868 Three Month LIBOR
(2)
1.328%
(3)
06/12/40
— 22 22
Barclays USD 296 Three Month LIBOR
(2)
1.268%
(3)
06/19/40
— 9 9
Barclays USD 591 Three Month LIBOR
(2)
1.250%
(3)
06/19/40
— 19 19
Barclays USD 828 Three Month LIBOR
(2)
1.322%
(3)
06/19/40
— 21 21
Barclays USD 4,172 Three Month LIBOR
(2)
1.345%
(3)
09/19/40
— 100 100
Barclays USD 1,630 Three Month LIBOR
(2)
1.325%
(3)
06/06/50
— 60 60
Barclays USD 3,476 Three Month LIBOR
(2)
1.275%
(3)
09/19/50
— 156 156
Barclays USD 69,600 Three Month LIBOR
(2)
1.160%
(3)
10/16/50
185 2,296 2,481
Barclays USD 15,200 1.305%
(3)
Three Month LIBOR
(2)
10/27/50
— 30 30
Barclays USD 23,700 1.150%
(3)
Three Month LIBOR
(2)
12/16/50
(96) (851) (947)
Barclays USD 2,187 Three Month LIBOR
(2)
1.250%
(3)
06/06/55
— 111 111
Barclays USD 420 Three Month LIBOR
(2)
1.026%
(3)
06/18/55
— 45 45
Barclays USD 525 Three Month LIBOR
(2)
1.025%
(3)
06/18/55
— 56 56
Barclays USD 7,065 1.080%
(3)
Three Month LIBOR
(2)
08/14/55
— (660) (660)
Barclays USD 3,754 Three Month LIBOR
(2)
1.178%
(3)
09/19/55
— 260 260
Barclays USD 868 Three Month LIBOR
(2)
1.155%
(3)
06/12/60
— 56 56
Barclays USD 502 Three Month LIBOR
(2)
1.155%
(3)
06/19/60
— 32 32
Credit Suisse CNY 5,600 1.770%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
05/06/25
— (30) (30)
Credit Suisse BRL 1,700
Brazil Interbank
Deposit Rate
(5)
9.305%
(5)
01/04/21
— (28) (28)
Credit Suisse BRL 19,400
Brazil Interbank
Deposit Rate
(5)
8.775%
(5)
01/04/21
— (308) (308)
Credit Suisse HUF 382,999 Six Month BUBOR
(3)
0.833%
(4)
11/22/22
— — —
Credit Suisse HUF 188,000 Six Month BUBOR
(3)
1.200%
(4)
05/10/23
— (3) (3)
Credit Suisse HUF 240,000 Six Month BUBOR
(3)
1.980%
(4)
06/26/23
— (24) (24)
Credit Suisse CNY 5,800 2.335%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
— (9) (9)
Credit Suisse CNY 18,800 2.520%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
07/07/25
— (8) (8)
Total Open Interest Rate Swap Contracts (å)
(71) 2,435 2,364

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
882 Multi-Asset Growth Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Arcelor Mittal JPMorgan Chase
Sell
2.451% EUR 650 5.000%
(2)
06/20/26
126 (19) 107
CMBX NA Index Credit Suisse
Sell
0.012% USD 11,100 3.000%
(2)
05/11/63
(1,041) (2,561) (3,602)
Dell Goldman Sachs
Sell
1.596% USD 400 1.000%
(2)
12/20/23
(8) 1 (7)
Fiat JPMorgan Chase
Sell
1.324% EUR 400 5.000%
(2)
12/20/23
32 24 56
International Game
Technology PLC Credit Suisse
Sell
3.262% EUR 500 5.000%
(2)
12/20/23
43 (9) 34
Jaguar Land Rover Goldman Sachs
Sell
5.919% EUR 115 5.000%
(2)
12/20/21
4 (5) (1)
Macys, Inc. Barclays
Sell
12.031% USD 200 1.000%
(2)
06/20/25
(10) (59) (69)
Macys, Inc. Goldman Sachs
Sell
12.031% USD 200 1.000%
(2)
06/20/25
(9) (60) (69)
Marks & Spencer PLC JPMorgan Chase
Sell
2.749% EUR 167 1.000%
(2)
12/20/23
(10) — (10)
Telecom Italia SpA Credit Suisse
Sell
1.596% EUR 300 1.000%
(2)
12/20/23
(6) — (6)
Tesco PL Bank of America
Sell
0.484% EUR 1,200 1.000%
(2)
12/20/23
23 2 25
Tesco PL Goldman Sachs
Sell
0.828% EUR 100 1.000%
(2)
12/20/25
1 — 1
Thyssenkrupp Ag Goldman Sachs
Sell
3.399% EUR 550 1.000%
(2)
06/20/23
(5) (33) (38)
UPC Holding BV Goldman Sachs
Sell
0.379% EUR 250 5.000%
(2)
12/20/20
15 (11) 4
UPC Holding BV JPMorgan Chase
Sell
2.700% EUR 150 5.000%
(2)
12/20/25
16 5 21
Virgin Media Finance PLC JPMorgan Chase
Sell
1.806% EUR 650 5.000%
(2)
12/20/23
87 (7) 80
Ziggo Bond Finance B.V. JPMorgan Chase
Sell
1.440% EUR 300 5.000%
(2)
12/20/23
43 (2) 41
Total Open Corporate Issues Contracts (699) (2,734) (3,433)
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Bank of America
Sell
USD 1,000 1.000%
(2)
12/20/25
(65) 10 (55)
CDX NA High Yield Index Morgan Stanley
Sell
USD 107,000 5.000%
(2)
12/20/25
6,233 (1,885) 4,348
CDX NA Investment Grade
Index Bank of America
Purchase
USD 12,900 (1.000%)
(2)
12/20/25
(311) 73 (238)
CMBX NA Index Bank of America
Purchase
USD 93 (5.000%)
(2)
11/18/54
46 (13) 33
CMBX NA Index Bank of America
Purchase
USD 40 (3.000%)
(2)
11/17/59
9 — 9
CMBX NA Index Bank of America
Sell
USD 4 3.000%
(2)
05/11/63
— (1) (1)
CMBX NA Index Bank of America
Sell
USD 20 3.000%
(2)
05/11/63
(1) (5) (6)
CMBX NA Index Bank of America
Sell
USD 497 3.000%
(2)
05/11/63
(44) (117) (161)
CMBX NA Index Bank of America
Sell
USD 191 3.000%
(2)
05/11/63
(12) (50) (62)
CMBX NA Index Bank of America
Purchase
USD 201 (5.000%)
(2)
09/17/58
8 81 89
CMBX NA Index Bank of America
Sell
USD 496 5.000%
(2)
05/11/63
(56) (192) (248)
CMBX NA Index Bank of America
Sell
USD 122 3.000%
(2)
05/11/63
(9) (30) (39)
CMBX NA Index Bank of America
Sell
USD 136 3.000%
(2)
05/11/63
(12) (32) (44)
CMBX NA Index Bank of America
Sell
USD 48 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Citigroup
Sell
USD 97 5.000%
(2)
11/18/54
(55) 21 (34)
CMBX NA Index Citigroup
Sell
USD 509 5.000%
(2)
01/17/47
(86) (140) (226)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 883
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Citigroup
Sell
USD 23 5.000%
(2)
05/11/63
(4) (8) (12)
CMBX NA Index Citigroup
Sell
USD 7 3.000%
(2)
05/11/63
(1) (1) (2)
CMBX NA Index Citigroup
Sell
USD 12 5.000%
(2)
01/17/47
(1) (4) (5)
CMBX NA Index Citigroup
Sell
USD 3,433 3.000%
(2)
05/11/63
(220) (891) (1,111)
CMBX NA Index Citigroup
Sell
USD 311 5.000%
(2)
05/11/63
(45) (111) (156)
CMBX NA Index Citigroup
Purchase
USD 7 (5.000%)
(2)
09/17/58
— 3 3
CMBX NA Index Citigroup
Purchase
USD 28 (2.000%)
(2)
05/11/63
— 3 3
CMBX NA Index Citigroup
Purchase
USD 50 (5.000%)
(2)
09/17/58
2 20 22
CMBX NA Index Citigroup
Purchase
USD 20 (3.000%)
(2)
08/17/61
4 — 4
CMBX NA Index Citigroup
Purchase
USD 8 (3.000%)
(2)
08/17/61
2 — 2
CMBX NA Index Citigroup
Sell
USD 251 3.000%
(2)
08/17/61
(40) (13) (53)
CMBX NA Index Citigroup
Purchase
USD 52 (3.000%)
(2)
11/18/54
8 3 11
CMBX NA Index Citigroup
Purchase
USD 52 (3.000%)
(2)
11/18/54
8 3 11
CMBX NA Index Citigroup
Sell
USD 150 2.000%
(2)
05/11/63
(18) (1) (19)
CMBX NA Index Citigroup
Sell
USD 76 3.000%
(2)
05/11/63
(5) (20) (25)
CMBX NA Index Citigroup
Purchase
USD 88 (5.000%)
(2)
10/17/57
11 33 44
CMBX NA Index Citigroup
Purchase
USD 8 (5.000%)
(2)
09/17/58
— 4 4
CMBX NA Index Citigroup
Purchase
USD 42 (5.000%)
(2)
11/18/54
2 13 15
CMBX NA Index Citigroup
Purchase
USD 1,059 (5.000%)
(2)
10/17/57
183 348 531
CMBX NA Index Citigroup
Purchase
USD 55 (5.000%)
(2)
11/18/54
4 16 20
CMBX NA Index Citigroup
Purchase
USD 42 (5.000%)
(2)
11/18/54
2 13 15
CMBX NA Index Citigroup
Purchase
USD 186 (5.000%)
(2)
09/17/58
12 70 82
CMBX NA Index Citigroup
Purchase
USD 208 (5.000%)
(2)
11/18/54
15 59 74
CMBX NA Index Credit Suisse
Purchase
USD 1,304 (5.000%)
(2)
09/17/58
130 447 577
CMBX NA Index Credit Suisse
Purchase
USD 1,938 (5.000%)
(2)
10/17/57
334 638 972
CMBX NA Index Credit Suisse
Purchase
USD 34 (3.000%)
(2)
01/17/47
3 5 8
CMBX NA Index Credit Suisse
Sell
USD 25 3.000%
(2)
05/11/63
(3) (5) (8)
CMBX NA Index Goldman Sachs
Purchase
USD 40 (5.000%)
(2)
09/17/58
2 16 18
CMBX NA Index Goldman Sachs
Sell
USD 85 5.000%
(2)
05/11/63
(10) (33) (43)
CMBX NA Index Goldman Sachs
Sell
USD 171 5.000%
(2)
05/11/63
(20) (66) (86)
CMBX NA Index Goldman Sachs
Sell
USD 82 5.000%
(2)
05/11/63
(12) (29) (41)
CMBX NA Index Goldman Sachs
Purchase
USD 998 (5.000%)
(2)
10/17/57
113 387 500
CMBX NA Index Goldman Sachs
Sell
USD 40 3.000%
(2)
05/11/63
(4) (9) (13)
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 22 30
CMBX NA Index Goldman Sachs
Sell
USD 4,022 3.000%
(2)
05/11/63
(625) (676) (1,301)
CMBX NA Index Goldman Sachs
Purchase
USD 34 (5.000%)
(2)
09/17/58
4 11 15
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 22 30
CMBX NA Index Goldman Sachs
Purchase
USD 57 (5.000%)
(2)
09/17/58
6 19 25
CMBX NA Index Goldman Sachs
Sell
USD 11 3.000%
(2)
05/11/63
(1) (3) (4)
CMBX NA Index Goldman Sachs
Sell
USD 51 3.000%
(2)
05/11/63
(5) (12) (17)
CMBX NA Index Goldman Sachs
Sell
USD 6 3.000%
(2)
05/11/63
— (2) (2)
CMBX NA Index Goldman Sachs
Sell
USD 1,305 5.000%
(2)
05/11/63
(574) (80) (654)
CMBX NA Index Goldman Sachs
Purchase
USD 27 (5.000%)
(2)
08/17/61
10 (1) 9

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
884 Multi-Asset Growth Strategy Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 140 3.000%
(2)
05/11/63
(19) (26) (45)
CMBX NA Index Goldman Sachs
Sell
USD 152 3.000%
(2)
05/11/63
(20) (29) (49)
CMBX NA Index Goldman Sachs
Sell
USD 48 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Goldman Sachs
Sell
USD 51 3.000%
(2)
05/11/63
(4) (13) (17)
CMBX NA Index Goldman Sachs
Sell
USD 9 3.000%
(2)
05/11/63
(1) (2) (3)
CMBX NA Index Goldman Sachs
Sell
USD 14 5.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Goldman Sachs
Sell
USD 145 3.000%
(2)
05/11/63
(9) (38) (47)
CMBX NA Index Goldman Sachs
Sell
USD 4,544 3.000%
(2)
05/11/63
(434) (1,036) (1,470)
CMBX NA Index Goldman Sachs
Sell
USD 222 3.000%
(2)
05/11/63
(32) (40) (72)
CMBX NA Index Goldman Sachs
Sell
USD 50 3.000%
(2)
05/11/63
(5) (11) (16)
CMBX NA Index Goldman Sachs
Sell
USD 10,000 3.000%
(2)
05/11/63
(991) (2,244) (3,235)
CMBX NA Index Goldman Sachs
Sell
USD 182 5.000%
(2)
05/11/63
(29) (62) (91)
CMBX NA Index Goldman Sachs
Sell
USD 193 3.000%
(2)
05/11/63
(29) (33) (62)
CMBX NA Index Goldman Sachs
Sell
USD 1,190 3.000%
(2)
05/11/63
(189) (196) (385)
CMBX NA Index Goldman Sachs
Sell
USD 4 3.000%
(2)
05/11/63
— (1) (1)
CMBX NA Index Goldman Sachs
Sell
USD 4 3.000%
(2)
05/11/63
— (1) (1)
CMBX NA Index Goldman Sachs
Purchase
USD 16 (3.000%)
(2)
11/18/54
2 1 3
CMBX NA Index Goldman Sachs
Sell
USD 20 3.000%
(2)
05/11/63
(2) (4) (6)
CMBX NA Index JPMorgan Chase
Purchase
USD 19 (3.000%)
(2)
08/17/61
4 — 4
CMBX NA Index JPMorgan Chase
Sell
USD 565 5.000%
(2)
05/11/63
(291) 8 (283)
CMBX NA Index JPMorgan Chase
Purchase
USD 674 (5.000%)
(2)
11/18/54
368 (129) 239
CMBX NA Index JPMorgan Chase
Purchase
USD 931 (5.000%)
(2)
09/17/58
461 (49) 412
CMBX NA Index JPMorgan Chase
Purchase
USD 218 (3.000%)
(2)
01/17/47
51 3 54
CMBX NA Index JPMorgan Chase
Sell
USD 6,190 3.000%
(2)
05/11/63
(1,986) (16) (2,002)
CMBX NA Index JPMorgan Chase
Sell
USD 6 5.000%
(2)
01/17/47
(3) — (3)
CMBX NA Index Morgan Stanley
Purchase
USD 30 (5.000%)
(2)
08/17/61
2 8 10
CMBX NA Index Morgan Stanley
Purchase
USD 99 (3.000%)
(2)
01/17/47
6 19 25
CMBX NA Index Morgan Stanley
Purchase
USD 59 (5.000%)
(2)
08/17/61
4 16 20
CMBX NA Index Morgan Stanley
Purchase
USD 87 (5.000%)
(2)
08/17/61
6 23 29
CMBX NA Index Morgan Stanley
Purchase
USD 18 (5.000%)
(2)
09/17/58
1 7 8
CMBX NA Index Morgan Stanley
Sell
USD 37 3.000%
(2)
05/11/63
(3) (9) (12)
CMBX NA Index Morgan Stanley
Sell
USD 17 3.000%
(2)
05/11/63
(1) (5) (6)
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
11/18/54
1 4 5
CMBX NA Index Morgan Stanley
Purchase
USD 59 (5.000%)
(2)
08/17/61
35 (15) 20
CMBX NA Index Morgan Stanley
Sell
USD 28 2.000%
(2)
05/11/63
— (3) (3)
CMBX NA Index Morgan Stanley
Purchase
USD 117 (5.000%)
(2)
09/17/58
7 45 52
CMBX NA Index Morgan Stanley
Sell
USD 2,900 3.000%
(2)
05/11/63
(193) (745) (938)
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
09/17/58
1 6 7
CMBX NA Index Morgan Stanley
Sell
USD 33 5.000%
(2)
05/11/63
(4) (13) (17)
CMBX NA Index Morgan Stanley
Purchase
USD 5 (5.000%)
(2)
09/17/58
— 2 2
CMBX NA Index Morgan Stanley
Purchase
USD 85 (5.000%)
(2)
09/17/58
7 31 38
CMBX NA Index Morgan Stanley
Purchase
USD 62 (5.000%)
(2)
11/18/54
6 16 22
CMBX NA Index Morgan Stanley
Sell
USD 7 3.000%
(2)
05/11/63
(1) (1) (2)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 885
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Sell
USD 46 3.000%
(2)
05/11/63
(3) (12) (15)
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
09/17/58
— 2 2
CMBX NA Index Morgan Stanley
Purchase
USD 72 (5.000%)
(2)
09/17/58
4 28 32
CMBX NA Index Morgan Stanley
Sell
USD 351 3.000%
(2)
01/17/47
(26) (61) (87)
CMBX NA Index Morgan Stanley
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 22 30
CMBX NA Index Morgan Stanley
Purchase
USD 103 (5.000%)
(2)
11/18/54
10 27 37
CMBX NA Index Morgan Stanley
Purchase
USD 72 (5.000%)
(2)
09/17/58
4 28 32
CMBX NA Index Morgan Stanley
Purchase
USD 126 (3.000%)
(2)
11/18/54
20 6 26
CMBX NA Index Morgan Stanley
Purchase
USD 135 (5.000%)
(2)
09/17/58
16 44 60
Total Open Credit Indices Contracts 1,667 (6,567) (4,900)
Total Open Credit Default Swap Contracts (å) 968 (9,301)
(8,333)
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 111,267 $ —
$ —
$ 111,267 7.6
International Debt — 25,739 —
—
25,739 1.8
Loan Agreements — 402 50
—
452 —
*
Mortgage-Backed Securities — 184,174 —
—
184,174 12.6
Non-US Bonds — 54,818 —
—
54,818 3.7
Common Stocks
Consumer Discretionary 51,525 44,080 —
—
95,605 6.5
Consumer Staples 22,790 13,587 —
—
36,377 2.5
Energy 20,172 2,965 —
—
23,137 1.6
Financial Services 103,838 49,805 —
—
153,643 10.5
Health Care 24,782 17,157 —
—
41,939 2.9
Materials and Processing 81,174 33,841 —
—
115,015 7.8
Producer Durables 37,223 64,784 —
—
102,007 7.0
Technology 65,842 32,288 —
—
98,130 6.7
Utilities 41,314 31,119 89
—
72,522 4.9
Preferred Stocks 1,767 2,793 —
—
4,560 0.3
Options Purchased 6,028 82,513 —
—
88,541 6.0
Warrants and Rights — — —
—
— —
*
Short-Term Investments — 77,177 —
206,115
283,292 19.3
Other Securities — — —
8,660
8,660 0.6
Total Investments 456,455 828,509 139 214,775 1,499,878 102.3
Other Assets and Liabilities, Net (2.3)
100.0

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
886 Multi-Asset Growth Strategy Fund
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 9,091 — —
—
9,09 1 0.6
Foreign Currency Exchange Contracts 1 4,491 —
—
4,492 0.3
Interest Rate Swap Contracts — 5,879 —
—
5,879 0.4
Credit Default Swap Contracts — 9,042 —
—
9,042 0.6
A
Liabilities
Futures Contracts (23,002) — —
—
(23,00 2 ) (1.6)
Options Written (1,099) (7,787) —
—
(8,886) (0.6)
Foreign Currency Exchange Contracts (3) (6,354) —
—
(6,357) (0.4)
Total Return Swap Contracts — (2,339) —
—
(2,339) (0.2)
Interest Rate Swap Contracts — (3,515) —
—
(3,515) (0.2)
Credit Default Swap Contracts — (17,375) —
—
(17,375) (1.2)
Total Other Financial Instruments
**
$ (15,012) $ (17,958) $ — $ — $ (32,970)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Consolidated Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 887
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
9,595
Austria ....................................................................................
3,656
Belgium ..................................................................................
1,106
Bermuda .................................................................................
1,777
Brazil ......................................................................................
3,254
Canada ....................................................................................
33,221
Cayman Islands .......................................................................
3,951
Chile .......................................................................................
2,276
China ......................................................................................
15,144
Colombia .................................................................................
3,546
Czech Republic .......................................................................
3,130
Denmark .................................................................................
12,936
Finland ...................................................................................
606
France .....................................................................................
30,112
Germany .................................................................................
19,922
Greece ....................................................................................
287
Guernsey .................................................................................
633
Hong Kong ..............................................................................
3,787
India .......................................................................................
212
Indonesia ................................................................................
5,655
Ireland ....................................................................................
7,580
Italy ........................................................................................
7,968
Japan ......................................................................................
130,497
Jersey ......................................................................................
489
Kazakhstan .............................................................................
913
Luxembourg ............................................................................
3,582
Marshall Islands .....................................................................
1,921
Mauritius ................................................................................
200
Mexico ....................................................................................
9,960
Monaco ...................................................................................
411
Netherlands ............................................................................
12,286
New Zealand ...........................................................................
1,324
Norway ....................................................................................
693
Peru ........................................................................................
2,806
Portugal ..................................................................................
362
Romania ..................................................................................
1,693
Russia .....................................................................................
10,660
Singapore ................................................................................
2,539
South Africa ............................................................................
4,666
South Korea ............................................................................
5,026
Spain .......................................................................................
5,105
Sweden ....................................................................................
8,215
Switzerland .............................................................................
8,984
Taiwan .....................................................................................
931
Thailand ..................................................................................
6,723
Turkey .....................................................................................
1,342
Ukraine ...................................................................................
1,660
United Kingdom ......................................................................
69,318
United States ...........................................................................
1,036,720
Virgin Islands, British .............................................................
498
Total Investments .................................................................... 1,499,878

See accompanying notes which are an integral part of the financial statements.
888 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Fair Value of Derivative Instruments — October 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Consolidated Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 4,139 $ — $ — $ 84,402
Unrealized appreciation on foreign currency exchange contracts — — 4,492 —
Variation margin on futures contracts** 8,280 — — 811
Interest rate swap contracts, at fair value — — — 5,879
Credit default swap contracts, at fair value — 9,042 — —
Total
$ 12,419 $ 9,042 $ 4,492 $ 91,092
Location: Consolidated Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 21,046 $ — $ — $ 1,956
Unrealized depreciation on foreign currency exchange contracts — — 6,357 —
Options written, at fair value — — — 8,886
Total return swap contracts, at fair value 2,339 — — —
Interest rate swap contracts, at fair value — — — 3,515
Credit default swap contracts, at fair value — 17,375 — —
Total
$ 23,385 $ 17,375 $ 6,357 $ 14,357
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Consolidated Statement of Operations - Net realized gain (loss)
Investments*** $ 8,667 $ — $ — $ (2,633)
Futures contracts 9,590 — — 26,744
Options written (33,521) — — 29,181
Total return swap contracts (22,408) — — —
Interest rate swap contracts — — — (20,890)
Credit default swap contracts — 3,135 — —
Foreign currency exchange contracts — — (11,756) —
Total
$ (37,672) $ 3,135 $ (11,756) $ 32,402
Location: Consolidated Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ ( 12, 2 48 ) $ — $ — $ 8 , 217
Futures contracts (9,599) — — 3,437
Options written (463) — — ( 1 , 709 )
Total return swap contracts (2,298) — — —
Interest rate swap contracts — — — 3,881
Credit default swap contracts — (10,489) — —
Foreign currency exchange contracts — — 2,581 —
Total
$ (2 4 ,60 8 ) $ (10,489) $ 2,581 $ 1 3 ,82 6
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the Consolidated Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Consolidated Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Consolidated Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 889
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 88,54 1 $ — $ 88,54 1
Securities on Loan* Investments, at fair value 8,277 — 8,277
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 4,492 — 4,492
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 5,8 79 — 5,8 79
Credit Default Swap Contracts Credit default swap contracts, at fair value 9,0 42 — 9,0 42
Total Financial and Derivative Assets
116,2 3 1 — 116,2 3 1
Financial and Derivative Assets not subject to a netting agreement
(11,99 5 ) — (11,99 5 )
Total Financial and Derivative Assets subject to a netting agreement
$ 104,23 6 $ — $ 104,23 6
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 41,80 3 $ 2,216 $ 3,022 $ 36,56 5
Bank of Montreal
168 168 — —
Bank of New York
347 347 — —
Bank of Nova Scotia
108 — 108 —
Barclays
1,691 518 1,172 1
Citigroup
5,30 3 1,836 281 3,18 6
Commonwealth Bank of Australia
238 8 — 230
Credit Suisse
2,118 1,563 527 28
Goldman Sachs
36,385 5,107 470 30,808
HSBC
3,578 153 3,425 —
JPMorgan Chase
10,23 8 3,551 270 6,41 7
Morgan Stanley
572 454 118 —
National Bank of Canada
213 — 213 —
Northern Trust
2 — — 2
Royal Bank of Canada
311 149 140 22
State Street
508 376 — 132
UBS
653 280 — 373
Total
$ 104,23 6 $ 16,726 $ 9,746 $ 77,76 4

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
890 Multi-Asset Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 6,35 7 $ — $ 6,35 7
Options Written Contracts Options written, at fair value 8,886 — 8,886
Total Return Swap Contracts Total return swap contracts, at fair value 2,339 — 2,339
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 3,51 5 — 3,51 5
Credit Default Swap Contracts Credit default swap contracts, at fair value 17,37 5 — 17,37 5
Total Financial and Derivative Liabilities
38,47 2 — 38,47 2
Financial and Derivative Liabilities not subject to a netting agreement
(3,7 79 ) — (3,7 79 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 34,69 3 $ — $ 34,69 3
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 2,663 $ 2,216 $ 447 $ —
Bank of Montreal 227 168 — 59
Bank of New York 697 347 — 350
Barclays 588 518 — 70
Citigroup 2,130 1,836 — 294
Commonwealth Bank of Australia 8 8 — —
Credit Suisse 3,6 46 1,563 546 1,5 37
Goldman Sachs 12,249 5,107 2,95 2 4 , 19 0
HSBC 7 4 7 153 588 6
JPMorgan Chase 4,372 3,551 — 821
Morgan Stanley 3,210 454 — 2 , 756
Royal Bank of Canada 503 149 — 354
State Street 3,060 376 2,380 304
UBS 593 280 — 313
Total
$ 34,69 3 $ 16,726 $ 6 , 91 3 $ 1 1 , 05 4
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 891
(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.
Consolidated Statement of Assets and Liabilities
( † )
— October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,478,263
Investments, at fair value(*)(>) ......................................................................................................................................................
1,499,878
Foreign currency holdings(^) ......................................................................................................................................................... 1,493
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 4,492
Receivables:
Dividends and interest ....................................................................................................................................................... 7,744
Dividends from affiliated funds .......................................................................................................................................... 21
Investments sold ................................................................................................................................................................ 242,744
Fund shares sold ................................................................................................................................................................ 560
From broker(a)(b)(c)(d) ....................................................................................................................................................... 123,940
Variation margin on futures contracts ................................................................................................................................. 73
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 5,879
Credit default swap contracts, at fair value(+) ................................................................................................................................ 9,042
Total assets .................................................................................................................................................
1,89 5 ,8 66
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 5,303
Due to broker (e) ................................................................................................................................................................ 3,415
Investments purchased ...................................................................................................................................................... 362,143
Fund shares redeemed ....................................................................................................................................................... 2,298
Accrued fees to affiliates .................................................................................................................................................... 1,030
Other accrued expenses ..................................................................................................................................................... 679
Variation margin on futures contracts ................................................................................................................................. 7 , 665
Deferred capital gains tax liability ..................................................................................................................................... 41
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 6,357
Options written, at fair value(x) ...................................................................................................................................................... 8,886
Payable upon return of securities loaned ....................................................................................................................................... 8,660
Total return swap contracts, at fair value(∞) ................................................................................................................................... 2,339
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 3,515
Credit default swap contracts, at fair value(+) ................................................................................................................................ 17,375
Total liabilities .............................................................................................................................................
4 29 , 706
Net Assets ............................................................................................................................................................
$ 1,466,160

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
892 Multi-Asset Growth Strategy Fund
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.
Consolidated Statement of Assets and Liabilities, continued
( † )
— October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (121,747)
Shares of beneficial interest ...........................................................................................................................................................
1,537
Additional paid-in capital ..............................................................................................................................................................
1,586,370
Net Assets ............................................................................................................................................................
$ 1,466,160
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.54
Maximum offering price per share (Net asset value plus sales charge of 5 .75%): Class A ......................................................... $ 10 . 12
Class A — Net assets ............................................................................................................................................................. $ 1,667,317
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 174,701
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.4 6
Class C — Net assets ............................................................................................................................................................. $ 289,233
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 30,55 9
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.55
Class M — Net assets ............................................................................................................................................................ $ 176,564,874
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 18,497,627
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.54
Class S — Net assets ............................................................................................................................................................. $ 1,179,071,144
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 123,602,381
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.55
Class Y — Net assets ............................................................................................................................................................. $ 108,566,978
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 11,370,871
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,503
(x)     Premiums received on options written $ 8,941
(*)     Securities on loan included in investments $ 8,277
(∞)    Total return swap contracts - premiums paid (received) $ —
(+)     Credit default swap contracts - premiums paid (received) $ 968
(•)     Interest rate swap contracts - premiums paid (received) $ (71)
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 214,775
(a)     Receivable from Broker for Futures $ 106,447
(b)     Receivable from Broker for Swaps $ 12,714
(c)     Receivable from Broker for Forwards $ 3,191
(d)     Receivable from Broker for Options $ 1,588
(e)     Due to Broker for Swaps $ 3,415
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 893
Consolidated Statement of Operations
( † )
— For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 18,163
Dividends from affiliated funds ......................................................................................................................................... 1,822
Interest .............................................................................................................................................................................. 10,346
Securities lending income (net) ......................................................................................................................................... 436
Total investment income ...............................................................................................................................................................
30,767
Expenses
Advisory fees .................................................................................................................................................................... 14,355
Administrative fees ........................................................................................................................................................... 837
Custodian fees ................................................................................................................................................................... 939
Distribution fees - Class A ................................................................................................................................................ 5
Distribution fees - Class C ................................................................................................................................................ 3
Transfer agent fees - Class A ............................................................................................................................................ 4
Transfer agent fees - Class C ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 383
Transfer agent fees - Class S ............................................................................................................................................. 2,728
Transfer agent fees - Class Y ............................................................................................................................................ 5
Professional fees ............................................................................................................................................................... 302
Registration fees ............................................................................................................................................................... 83
Shareholder servicing fees - Class C ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 82
Printing fees ...................................................................................................................................................................... 134
Miscellaneous ................................................................................................................................................................... 131
Expenses before reductions .............................................................................................................................................. 19,993
Expense reductions ........................................................................................................................................................... (4,787)
Net expenses .................................................................................................................................................................................
15,206
Net investment income (loss) ........................................................................................................................................................
15,561
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (48,175)
Investments in affiliated funds .......................................................................................................................................... (11)
Futures contracts .............................................................................................................................................................. 36,334
Options written ................................................................................................................................................................. (4,340)
Foreign currency exchange contracts ................................................................................................................................ (11,75 6 )
Total return swap contracts ............................................................................................................................................... (22,408)
Interest rate swap contracts ............................................................................................................................................... (20,89 0 )
Credit default swap contracts ............................................................................................................................................ 3,135
Foreign currency-related transactions ............................................................................................................................... 35 8
Net realized gain (loss) ..................................................................................................................................................................
(67,753)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (22,069)
Investments in affiliated funds .......................................................................................................................................... (18)
Futures contracts .............................................................................................................................................................. (6,162)
Options written ................................................................................................................................................................. (2,172)
Foreign currency exchange contracts ................................................................................................................................ 2,581
Total return swap contracts ............................................................................................................................................... (2,298)
Interest rate swap contracts ............................................................................................................................................... 3,881
Credit default swap contracts ............................................................................................................................................ (10,489)
Foreign currency-related transactions ............................................................................................................................... 256

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
894 Multi-Asset Growth Strategy Fund
Consolidated Statement of Operations , continued
( † )
— For the Period Ended October
31, 2020
Amounts in thousands
Net change in unrealized appreciation (depreciation) ................................................................................................................... (36,490)
Net realized and unrealized gain (loss) ......................................................................................................................................... (104,243)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (88,682)
(†)      The Statement of Operations is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary).
Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 895
Consolidated Statements of Changes in Net Assets
( † )
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 15,561 $ 41,332
Net realized gain (loss) ...................................................................................................................... (67,753) (10,3 58 )
Net change in unrealized appreciation (depreciation) ....................................................................... (36,490) 71,85 6
Net increase (decrease) in net assets from operations ............................................................................. (88,682) 102,8 30
Distributions
To shareholders
Class A .......................................................................................................................................... (12 0 ) (47)
Class C .......................................................................................................................................... (29) (3)
Class M ......................................................................................................................................... ( 5 , 460 ) (3,591)
Class S ........................................................................................................................................... (39 , 755 ) (44,542)
Class Y .......................................................................................................................................... (4, 063 ) (248)
From return of capital
Class A .......................................................................................................................................... (6) —
Class C .......................................................................................................................................... (1) —
Class M ......................................................................................................................................... (909) —
Class S ........................................................................................................................................... ( 5, 983 ) —
Class Y .......................................................................................................................................... (581) —
Net decrease in net assets from distributions .......................................................................................... (56,907) (48,43 1 )
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (294,4 51 ) (391,989)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(440,040) (337,590)
Net Assets
Beginning of period .................................................................................................................................
1,906,200 2,243,790
End of period ..........................................................................................................................................
$ 1,466,160 $ 1,906,200
(†)     The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
896 Multi-Asset Growth Strategy Fund
**    Less than 500 shares.
(†)   The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial
Statements.
Consolidated Statements of Changes in Net Assets, continued
( † )
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 456 $ 4,652 202 $ 2,057
Proceeds from reinvestment of distributions 12 12 6 5 47
Payments for shares redeemed (496) (5,02 3 ) (179) (1,786)
Net increase (decrease)
(28) (245) 28 318
Class C
Proceeds from shares sold 130 1,338 26 264
Proceeds from reinvestment of distributions 3 30 1 3
Payments for shares redeemed (134) (1,356) (19) (188)
Net increase (decrease)
(1) 12 8 79
Class M
Proceeds from shares sold 3,566 34,566 16,443 169,556
Proceeds from reinvestment of distributions 636 6,369 354 3,591
Payments for shares redeemed (8,680) (85,762) (4,076) (41,745)
Net increase (decrease)
(4,478) (44,827) 12,721 131,402
Class S
Proceeds from shares sold 13,198 129,392 31,937 326,693
Proceeds from reinvestment of distributions 4,545 45,650 4,428 44,474
Payments for shares redeemed (54,834) (536,458) (87,459) (895,143)
Net increase (decrease)
(37,091) (361,416) (51,094) (523,976)
Class Y
Proceeds from shares sold 14,435 149,63 6 18 187
Proceeds from reinvestment of distributions 439 4,406 —
**
1
Payments for shares redeemed (4,504) (42,017) — —
Net increase (decrease)
10,370 112,02 5 18 188
Total increase (decrease)
(31,228) $ (294,4 51 ) (38,319) $ (391,989)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Financial Highlights — For the Periods Ended
(†)
See accompanying notes which are an integral part of the financial statements.
898 Multi-Asset Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)
(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
Class A
October 31, 2020 10.33 .04 (.53) (.49) (.26) — (.04)
October 31, 2019 10.07 .17 .30 .47 (.16) (.05) —
October 31, 2018 10.59 .17 (.47) (.30) (.14) (.08) —
October 31, 2017(8) 10.48 .02 .09 .11 — — —
Class C
October 31, 2020 10.30 (.04) (.52) (.56) (.25) — (.03)
October 31, 2019 10.05 .10 .28 .38 (.08) (.05) —
October 31, 2018 10.58 .10 (.48) (.38) (.07) (.08) —
October 31, 2017(8) 10.48 .01 .09 .10 — — —
Class M
October 31, 2020 10.31 .10 (.53) (.43) (.28) — (.05)
October 31, 2019 10.06 .22 .27 .49 (.19) (.05) —
October 31, 2018 10.57 .21 (.47) (.26) (.17) (.08) —
October 31, 2017(5) 10.08 .12 .39 .51 (.02) — —
Class S
October 31, 2020 10.31 .09 (.54) (.45) (.27) — (.05)
October 31, 2019 10.05 .20 .29 .49 (.18) (.05) —
October 31, 2018 10.57 .20 (.48) (.28) (.16) (.08) —
October 31, 2017(4) 10.00 .10 .49 .59 (.02) — —
Class Y
October 31, 2020 10.32 .10 (.54) (.44) (.28) — (.05)
October 31, 2019 10.06 .22 .29 .51 (.20) (.05) —
October 31, 2018 10.58 .22 (.48) (.26) (.18) (.08) —
October 31, 2017(7) 10.44 .04 .12 .16 (.02) — —

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 899
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.30) 9.54 (4.85) 1,668 1.46 1.18 .45 195
(.21) 10.33 4.70 2,092 1.46 1.18 1.68 172
(.22) 10.07 (2.93) 1,760 1.47 1.18 1.61 135
— 10.59 1.05 641 1.55 1.17 1.87 85
(.28) 9.46 (5.63) 289 2.21 1.93 (.40) 195
(.13) 10.30 3.84 324 2.21 1.93 1.01 172
(.15) 10.05 (3.66) 236 2.22 1.93 .91 135
— 10.58 .95 101 2.34 1.96 .44 85
(.33) 9.55 (4.34) 176,565 1.20 .83 1.0 0 195
(.24) 10.31 4.97 236,943 1.22 .84 2.16 172
(.25) 10.06 ( 2 . 5 4) 103,129 1.22 .83 2.01 135
(.02) 10.57 5.11 43,713 1.35 .91 1.80 85
(.32) 9.54 (4.52) 1,179,071 1.21 .93 .91 195
(.23) 10.31 4.96 1,656,511 1.21 .93 1.93 172
(.24) 10.05 (2.74) 2,128,773 1.21 .93 1.91 135
(.02) 10.57 5.93 1,572,829 1.29 1.01 1.49 85
(.33) 9.55 (4.36) 108,567 1.01 .73 1 . 03 195
(.25) 10.32 5.16 10,330 1.01 .74 2.15 172
(.26) 10.06 (2.56) 9,892 1.02 .73 2.07 135
(.02) 10.58 1.56 46,594 1.09 .73 1.97 85

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
900 Multi-Asset Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 735,003
Administration fees 62,952
Distribution fees 619
Shareholder servicing fees 83
Transfer agent fees 223,949
Trustee fees 7,488
$ 1,030,094
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 49,509 $ 243,468 $ 284,317 $ — $ — $ 8,660 $ 442 $ —
U.S. Cash Management Fund 242,134 6,800,695 6,836,685 (11) (18) 206,115 1,822 —
$ 291,643 $ 7,044,163 $ 7,121,002 $ (11) $ (18) $ 214,775 $ 2,264 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,533,594,895 $ 312,380,820 $ (349,516,649) $ (37,135,829) $ — $ (85,704,525)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 49,426,279 $ — $ 7,480,307 $ 41,199,939 $ 7,230,905 $ —
Total distributable earnings (losses)
$ 25,476
Additional paid-in capital
(25,476)

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
902 Multifactor U.S. Equity Fund
Multifactor U.S. Equity Fund
-
Class A
‡
Total
Return
1 Year (2 .01)%
5 Years 8 .45%§
Inception* 9 .21%§
Multifactor U.S. Equity Fund
-
Class C
‡‡
Total
Return
1 Year 3 .18%
5 Years 9 .33%§
Inception* 8 .88%§
Multifactor U.S. Equity Fund
-
Class M
‡‡‡
Total
Return
1 Year 4.40%
5 Years 10.04%§
Inception* 9.48%§
Multifactor U.S. Equity Fund
-
Class R6
‡‡‡‡
Total
Return
1 Year 4 .35%
5 Years 10 .04%§
Inception* 9 .49%§
Multifactor U.S. Equity Fund
-
Class S
‡‡‡‡‡
Total
Return
1 Year 4 .20%
5 Years 9 .87%§
Inception* 9 .31%§
Multifactor U.S. Equity Fund
-
Class Y
Total
Return
1 Year 4 .46%
5 Years 10 .07%§
Inception* 9 .51%§
Russell 1000
®
Index **
Total
Return
1 Year 10 .87%
5 Years 11 .79%§
Inception* 10 .98%§

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Multifactor U.S. Equity Fund 903
Russell Investment Management, LLC (“RIM”) provides all
investment advisory and portfolio management services for the
Multifactor U.S. Equity Fund (the “Fund”), including developing the investment program for the Fund and managing the Fund’s
overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class C, Class M, Class R6, Class S and Class Y Shares gained
3.94%, 3.18%, 4.40%, 4.35%, 4.20% and 4.46%, respectively.
This is compared to the Fund’s benchmark, the Russell 1000
®
Index, which gained 10.87% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
6.05%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Investor sentiment was volatile during the fiscal year given the global spread of the coronavirus and the uncertainty around its progression, the extent of economic damage and the effectiveness of global policy response. In March and April, governments
worldwide implemented strict measures, including social
distancing, business closures, travel restrictions and quarantines.
These necessary health measures adversely affected the global economy and financial markets. To offset the impact, central banks and governments around the globe stepped in to provide monetary and fiscal stimulus. During the second half of 2020, the U.S. economy saw increased activity with job gains and
consumption markedly accelerating. Historic fiscal and monetary stimulus supported these trends, as well as the recovery of equity markets.
Over the fiscal year, growth stocks outperformed value stocks and large cap stocks outperformed small cap stocks. The coronavirus accelerated trends in e-commerce, cloud computing, online
advertising and remote work. The accelerated search for a
coronavirus vaccine and treatment also provided a tailwind for companies in the health care sector. On the other side, airlines, oil & gas companies and banks were hit particularly hard by the pandemic. Information technology and health care were among
the best performing sectors while energy and financials sectors lagged.
How did the investment strategies and techniques employed
by the Fund affect its benchmark relative performance?
RIM seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as volatility, momentum,
growth, value, quality, defensive, dynamic, capitalization size, industry or sector). After RIM has determined the Fund’s desired exposures, RIM identifies baskets of stocks and determines
their weights within the Fund in order to reflect those desired exposures.
Over the period, the Fund maintained exposure to moderately
priced securities with higher quality characteristics such as lower financial leverage. Additionally, the Fund was tilted away from the largest market capitalization stocks due to valuation concerns.
Overall, the Fund’s factor tilts detracted, including tilts toward stocks with low valuation and low market capitalization.
Sector allocation decisions were mixed over the period, as an underweight to the real estate sector was rewarded while an
overweight to the financials sector detracted.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure.
There were no significant changes to the Fund’s structure during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
904 Multifactor U.S. Equity Fund
* Assumes initial investment on July 31, 2014.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The Fund’s performance inception date for Class A Shares was April 26, 2018. The returns shown for Class A Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class A Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class Y Shares.
‡‡ The Fund’s performance inception date for Class C Shares was April 26, 2018. The returns shown for Class C Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class C Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class C Shares do not have the same expenses as the
Class Y Shares.
‡‡‡ The Fund’s performance inception date for Class M Shares was January 2, 2015. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class M Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class Y Shares.
‡‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
‡‡‡‡‡ The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Multifactor U.S. Equity Fund 905
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,131.30 $ 1,021.11
Expenses Paid During Period* $ 4.29 $ 4.06
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,127.60 $ 1,017.34
Expenses Paid During Period* $ 8.29 $ 7.86
* Expenses are equal to the Fund's annualized expense ratio of 1.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,133.80 $ 1,023.13
Expenses Paid During Period* $ 2.15 $ 2.03
* Expenses are equal to the Fund's annualized expense ratio of 0.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
906 Multifactor U.S. Equity Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,134.00 $ 1,023.23
Expenses Paid During Period* $ 2.04 $ 1.93
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,133.20 $ 1,022.37
Expenses Paid During Period* $ 2.95 $ 2.80
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,134.20 $ 1,023.38
Expenses Paid During Period* $ 1.88 $ 1.78
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 907
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.5%
Consumer Discretionary - 15.3%
Amazon.com, Inc.(Æ) 6,378 19,364
Amerco , Inc. 837 291
AutoZone, Inc.(Æ) 508 574
Best Buy Co., Inc. 12,922 1,441
BorgWarner, Inc. 14,063 492
Brunswick Corp. 4,484 286
Cable One, Inc. 160 277
Capri Holdings, Ltd.(Æ) 10,267 218
Carnival Corp.(Ñ) 18,190 249
Charter Communications, Inc. Class A(Æ) 1,025 619
Chipotle Mexican Grill, Inc. Class A(Æ) 172 207
Comcast Corp. Class A 124,734 5,269
Costco Wholesale Corp. 5,422 1,939
Dick's Sporting Goods, Inc. 5,298 300
Discovery, Inc. Class A(Æ)(Ñ) 13,443 272
DISH Network Corp. Class A(Æ) 9,124 233
Dollar General Corp. 6,392 1,334
Dollar Tree, Inc.(Æ) 1,156 104
Domino's Pizza, Inc. 286 108
DR Horton, Inc. 24,302 1,624
eBay, Inc. 10,678 509
Extended Stay America, Inc. 3,963 45
Foot Locker, Inc. 10,045 370
Ford Motor Co. 139,550 1,079
Fox Corp. Class A 17,784 472
Garmin, Ltd. 7,082 737
General Motors Co. 32,332 1,116
Gentex Corp. 19,421 537
Genuine Parts Co. 7,085 641
Graham Holdings Co. Class B 362 138
Grand Canyon Education, Inc.(Æ) 3,343 262
H&R Block, Inc. 6,431 111
Hanesbrands, Inc. 27,260 438
Home Depot, Inc. (The) 14,804 3,948
Interpublic Group of Cos., Inc. (The) 26,240 475
Kohl's Corp. 13,863 295
Lear Corp. 4,655 562
Leggett & Platt, Inc. 12,372 516
Lennar Corp. Class A 16,733 1,175
Liberty Media Corp. Class C(Æ) 13,298 460
LKQ Corp.(Æ) 24,658 789
Lululemon Athletica , Inc.(Æ) 3,348 1,069
McDonald's Corp. 3,573 761
Mohawk Industries, Inc.(Æ) 5,004 516
Netflix, Inc.(Æ) 3,400 1,618
New York Times Co. (The) Class A 2,861 113
Newell Rubbermaid, Inc. 10,276 181
Nexstar Media Group, Inc. Class A(Æ) 1,684 139
Nielsen Holdings PLC 7,182 97
Nike, Inc. Class B 14,498 1,741
Norton LifeLock Inc. 39,920 821
NVR, Inc.(Æ) 174 688
Omnicom Group, Inc. 12,930 610
O'Reilly Automotive, Inc.(Æ) 858 375
Penske Automotive Group, Inc. 2,910 149
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pool Corp. 708 248
PulteGroup, Inc. 19,616 800
PVH Corp. 3,293 192
Ralph Lauren Corp. Class A(Æ) 2,561 171
Sensata Technologies Holding PLC(Æ) 2,707 118
Service Corp. International 6,815 316
Skechers USA, Inc. Class A(Æ) 12,412 394
Spotify Technology SA(Æ) 2,318 556
Starbucks Corp. 6,488 564
Tapestry, Inc. 13,167 293
Target Corp. 7,698 1,172
Tesla, Inc.(Æ) 5,199 2,017
Tiffany & Co. 1,275 167
TJX Cos., Inc. (The) 6,355 323
Toll Brothers, Inc. 8,692 367
Tractor Supply Co. 4,643 618
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 1,764 365
VF Corp. 1,291 87
ViacomCBS , Inc. Class B 33,522 958
Walmart, Inc. 15,612 2,166
Walt Disney Co. (The) 20,190 2,448
Wayfair, Inc. Class A(Æ) 364 90
Whirlpool Corp. 1,443 267
Williams-Sonoma, Inc. 6,648 606
Yum China Holdings, Inc. 12,081 643
Yum! Brands, Inc. 1,307 122
74,822
Consumer Staples - 5.5%
Altria Group, Inc. 10,621 383
Archer-Daniels-Midland Co. 27,176 1,257
Campbell Soup Co. 3,312 155
Casey's General Stores, Inc. 1,660 280
Church & Dwight Co., Inc. 3,440 304
Clorox Co. (The) 3,257 675
Coca-Cola Co. (The) 41,904 2,014
Colgate-Palmolive Co. 2,367 187
ConAgra Foods, Inc. 10,163 357
Constellation Brands, Inc. Class A 560 93
CVS Health Corp. 46,935 2,633
Estee Lauder Cos., Inc. (The) Class A 3,865 849
Flowers Foods, Inc. 5,700 134
General Mills, Inc. 5,957 352
Herbalife Nutrition, Ltd.(Æ) 2,736 124
Hershey Co. (The) 3,146 432
Hormel Foods Corp. 7,169 349
Ingredion, Inc. 4,638 329
JM Smucker Co. (The) 6,807 764
Kellogg Co. 2,262 142
Keurig Dr Pepper, Inc. 10,178 274
Kimberly-Clark Corp. 3,187 423
Kraft Heinz Foods Co. 28,244 864
Kroger Co. (The) 35,654 1,148
Molson Coors Beverage Co. Class B 11,534 407
Mondelez International, Inc. Class A 16,534 878
Monster Beverage Corp.(Æ) 11,677 894
Nu Skin Enterprises, Inc. Class A 4,171 206

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
908 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PepsiCo, Inc. 10,700 1,426
Philip Morris International, Inc. 26,382 1,874
Pilgrim's Pride Corp.(Æ) 5,338 89
Procter & Gamble Co. (The) 33,854 4,640
Sprouts Farmers Market, Inc.(Æ) 4,383 83
Tyson Foods, Inc. Class A 11,186 640
US Foods Holding Corp.(Æ) 16,615 347
Walgreens Boots Alliance, Inc. 29,378 1,000
27,006
Energy - 1.8%
Chevron Corp. 17,286 1,201
ConocoPhillips 26,878 769
EOG Resources, Inc. 11,457 392
EQT Corp.(Æ) 8,501 129
Exxon Mobil Corp. 87,419 2,851
HollyFrontier Corp. 3,226 60
Kinder Morgan, Inc. 21,979 262
Marathon Petroleum Corp. 24,781 731
ONEOK, Inc. 6,985 203
Phillips 66 15,384 718
Valero Energy Corp. 16,169 624
Xcel Energy, Inc. 9,228 646
8,586
Financial Services - 15.4%
Aflac, Inc. 27,073 919
Alexandria Real Estate Equities, Inc.(ö) 891 135
Alleghany Corp. 326 178
Alliance Data Systems Corp. 3,104 160
Allstate Corp. (The) 15,269 1,355
American Homes 4 Rent Class A(ö) 13,846 391
American International Group, Inc. 4,714 148
American Tower Corp.(ö) 3,954 908
Ameriprise Financial, Inc. 4,030 648
Apple Hospitality REIT, Inc.(ö) 18,091 179
Arch Capital Group, Ltd.(Æ) 13,874 419
Assurant, Inc. 550 68
AvalonBay Communities, Inc.(ö) 428 60
Bank of America Corp. 173,390 4,109
Bank of New York Mellon Corp. (The) 23,815 818
Berkshire Hathaway, Inc. Class B(Æ) 38,533 7,781
BlackRock, Inc. Class A 1,463 877
Broadridge Financial Solutions, Inc. 2,636 363
Capital One Financial Corp. 10,275 751
CBRE Group, Inc. Class A(Æ) 21,041 1,060
Charles Schwab Corp. (The) 24,347 1,001
Chubb, Ltd. 13,243 1,720
Cincinnati Financial Corp. 3,119 221
Citigroup, Inc. 48,358 2,003
Citizens Financial Group, Inc. 6,124 167
Crown Castle International Corp.(ö) 2,709 423
Digital Realty Trust, Inc.(ö) 592 85
Discover Financial Services 4,506 293
Duke Realty Corp.(ö) 6,453 245
East West Bancorp, Inc. 1,964 72
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Equifax, Inc. 3,166 432
Equinix , Inc.(ö) 549 401
Equitable Holdings, Inc. 7,879 169
Equity LifeStyle Properties, Inc. Class A(ö) 2,688 159
Equity Residential(ö) 3,596 169
Everest Re Group, Ltd. 1,046 206
Fair Isaac Corp.(Æ) 480 188
Fidelity National Financial, Inc. 5,007 157
Fidelity National Information Services, Inc. 8,122 1,012
Fifth Third Bancorp 12,970 301
Fiserv, Inc.(Æ) 8,684 829
Global Payments, Inc. 5,890 929
Globe Life, Inc. 4,382 355
Goldman Sachs Group, Inc. (The) 7,719 1,459
Hanover Insurance Group, Inc. (The) 471 45
Hartford Financial Services Group, Inc. 8,673 334
Host Hotels & Resorts, Inc.(ö) 33,333 349
Huntington Bancshares, Inc. 21,601 226
Intercontinental Exchange, Inc. 1,379 130
Jack Henry & Associates, Inc. 4,187 621
Jones Lang LaSalle, Inc. 4,237 478
JPMorgan Chase & Co. 60,583 5,941
KeyCorp 21,482 279
Lincoln National Corp. 5,266 185
Loews Corp. 4,950 172
M&T Bank Corp. 5,246 543
MarketAxess Holdings, Inc. 430 232
Marsh & McLennan Cos., Inc. 1,929 200
MasterCard, Inc. Class A 9,985 2,882
Merck & Co., Inc. 30,697 2,309
MetLife, Inc. 24,841 940
MGIC Investment Corp.(Æ) 13,943 140
Morgan Stanley 29,330 1,412
Northern Trust Corp. 10,012 784
Old Republic International Corp. 6,393 104
Park Hotels & Resorts, Inc.(Ñ)(ö) 12,374 123
PayPal Holdings, Inc.(Æ) 11,531 2,146
People's United Financial, Inc. 11,508 123
PNC Financial Services Group, Inc. (The) 8,770 981
Principal Financial Group, Inc. 8,737 343
Progressive Corp. (The) 21,582 1,983
Prologis, Inc.(ö) 8,099 803
Prudential Financial, Inc. 13,243 848
Public Storage(ö) 1,845 423
Raymond James Financial, Inc. 4,497 344
Regions Financial Corp. 22,041 293
Reinsurance Group of America, Inc. Class A 1,118 113
RenaissanceRe Holdings, Ltd. 840 136
SBA Communications Corp.(ö) 779 226
Simon Property Group, LP(ö) 3,497 220
State Street Corp. 13,214 778
Sun Communities, Inc.(ö) 1,125 155
SVB Financial Group(Æ) 1,046 304
Synchrony Financial 9,353 234
T Rowe Price Group, Inc. 2,489 315
TransUnion 3,172 253
Travelers Cos., Inc. (The) 10,540 1,272

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 909
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Truist Financial Corp. 32,055 1,350
US Bancorp 27,717 1,080
Visa, Inc. Class A 23,008 4,181
Wells Fargo & Co. 94,948 2,037
Welltower , Inc.(ö) 4,253 229
Western Union Co. (The) 26,262 511
WR Berkley Corp. 8,096 487
Zions Bancorp NA 4,197 135
75,055
Health Care - 13.6%
Abbott Laboratories 15,269 1,605
AbbVie, Inc. 19,039 1,620
Abiomed , Inc.(Æ) 1,450 365
Acadia Healthcare Co., Inc.(Æ) 3,956 141
Agilent Technologies, Inc. 8,364 854
Alexion Pharmaceuticals, Inc.(Æ) 5,901 679
Align Technology, Inc.(Æ) 1,993 849
Alnylam Pharmaceuticals, Inc.(Æ) 3,226 397
AmerisourceBergen Corp. Class A 3,272 314
Amgen, Inc. 4,678 1,015
Anthem, Inc. 7,839 2,138
Baxter International, Inc. 10,743 833
Becton Dickinson and Co. 2,163 500
Biogen, Inc.(Æ) 5,706 1,438
BioMarin Pharmaceutical, Inc.(Æ) 3,435 256
Bio-Rad Laboratories, Inc. Class A(Æ) 312 183
Boston Scientific Corp.(Æ) 15,226 522
Bristol-Myers Squibb Co. 25,554 1,494
Cardinal Health, Inc. 12,096 554
Catalent , Inc.(Æ) 2,782 244
Centene Corp.(Æ) 13,472 796
Cerner Corp. 11,401 799
Change Healthcare, Inc.(Æ) 13,896 197
Charles River Laboratories International,
Inc.(Æ) 2,170 494
Chemed Corp. 1,357 649
Cigna Corp. 14,266 2,383
Cooper Cos., Inc. (The) 377 120
DaVita HealthCare Partners, Inc.(Æ) 2,437 210
DexCom , Inc.(Æ) 1,217 389
Edwards Lifesciences Corp.(Æ) 13,068 937
Elanco Animal Health, Inc.(Æ) 3,591 111
Eli Lilly & Co. 9,594 1,252
Encompass Health Corp. 7,068 433
Envista Holdings Corp.(Æ) 5,074 134
Exelixis , Inc.(Æ) 8,792 180
Gilead Sciences, Inc. 11,080 644
HCA Healthcare, Inc. 8,898 1,103
Henry Schein, Inc.(Æ) 13,029 828
Hill-Rom Holdings, Inc. 3,173 289
Hologic , Inc.(Æ) 2,611 180
Horizon Therapeutics PLC(Æ) 4,624 346
Humana, Inc. 2,109 842
ICU Medical, Inc.(Æ) 397 71
IDEXX Laboratories, Inc.(Æ) 1,519 645
Illumina, Inc.(Æ) 2,553 747
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intuitive Surgical, Inc.(Æ) 1,807 1,205
Jazz Pharmaceuticals PLC(Æ) 4,340 625
Johnson & Johnson 38,372 5,262
Laboratory Corp. of America Holdings(Æ) 5,378 1,074
Livongo Health, Inc.(Æ)(Š) 2,381 287
Masimo Corp.(Æ) 3,260 730
McKesson Corp. 4,064 599
Medtronic PLC 14,235 1,432
Moderna , Inc.(Æ)(Ñ) 5,186 350
Mylan NV(Æ) 31,894 464
Neurocrine Biosciences, Inc.(Æ) 1,418 140
PerkinElmer, Inc. 1,497 194
Pfizer, Inc. 108,977 3,868
Premier, Inc. Class A 4,288 140
Qiagen NV(Æ) 6,851 325
Quest Diagnostics, Inc. 9,950 1,215
Regeneron Pharmaceuticals, Inc.(Æ) 1,981 1,077
ResMed , Inc. 5,908 1,134
Sarepta Therapeutics, Inc.(Æ) 756 103
Seagen Inc.(Æ) 1,181 197
STERIS PLC 4,218 747
Stryker Corp. 3,547 717
Teladoc Health, Inc.(Æ)(Ñ) 1,964 386
Teleflex, Inc. 1,113 354
Thermo Fisher Scientific, Inc. 4,101 1,940
United Therapeutics Corp.(Æ) 4,078 547
UnitedHealth Group, Inc. 13,829 4,221
Universal Health Services, Inc. Class B 5,990 656
Varian Medical Systems, Inc.(Æ) 5,180 895
Veeva Systems, Inc. Class A(Æ) 4,426 1,195
Vertex Pharmaceuticals, Inc.(Æ) 3,640 758
West Pharmaceutical Services, Inc. 3,608 982
Zimmer Biomet Holdings, Inc. 4,816 636
Zoetis, Inc. Class A 6,964 1,104
66,339
Materials and Processing - 4.1%
Acuity Brands, Inc. 1,044 93
Air Products & Chemicals, Inc. 3,719 1,027
Albemarle Corp. 4,561 425
Amcor PLC 9,264 97
AptarGroup, Inc. 3,714 424
Ball Corp. 3,290 293
Berry Plastics Group, Inc.(Æ) 10,658 497
Carrier Global Corp. 13,725 458
Celanese Corp. Class A 6,243 709
Copart , Inc.(Æ) 6,267 692
Crown Holdings, Inc.(Æ) 1,691 145
Dow, Inc. 21,361 972
DowDuPont , Inc. 9,982 568
Eastman Chemical Co. 9,437 763
Ecolab, Inc. 4,049 743
Fastenal Co. 20,687 894
FMC Corp. 1,700 175
Graphic Packaging Holding Co. 24,910 331
Hexcel Corp. 2,673 89
Huntsman Corp. 5,740 139

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
910 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Paper Co. 21,219 928
ITT, Inc. 1,831 111
Linde PLC 5,668 1,249
LyondellBasell Industries Class A 13,210 904
Masco Corp. 5,788 310
NewMarket Corp. 647 231
Newmont Corp. 4,194 264
Nucor Corp. 20,837 995
Owens Corning 9,256 606
Packaging Corp. of America 4,660 534
PPG Industries, Inc. 5,342 693
Reliance Steel & Aluminum Co. 5,611 612
RPM International, Inc. 1,742 147
Sealed Air Corp. 3,601 143
Sherwin-Williams Co. (The) 805 554
Silgan Holdings, Inc. 6,310 217
Sonoco Products Co. 7,430 363
Steel Dynamics, Inc. 19,441 612
Valmont Industries, Inc. 821 117
Watsco , Inc. 589 132
Westlake Chemical Corp. 3,537 239
Westrock Co. 15,971 600
20,095
Producer Durables - 9.0%
3M Co. 4,736 758
Accenture PLC Class A 6,881 1,493
AGCO Corp. 1,798 138
Air Lease Corp. Class A 6,950 189
Alaska Air Group, Inc. 10,464 396
Allison Transmission Holdings, Inc. Class A 2,836 103
Ametek , Inc. 6,868 674
AO Smith Corp. 2,214 114
Aptiv PLC(Æ) 9,765 942
Automatic Data Processing, Inc. 3,354 530
Avalara, Inc.(Æ) 1,730 258
Booz Allen Hamilton Holding Corp. Class A 6,625 520
Carlisle Cos., Inc. 4,252 527
Caterpillar, Inc. 736 116
CH Robinson Worldwide, Inc.(Ñ) 6,419 568
Cintas Corp. 3,364 1,058
Copa Holdings SA Class A 2,728 134
CoStar Group, Inc.(Æ) 1,206 993
Crane Co. 4,734 240
Cummins, Inc. 7,335 1,613
Curtiss-Wright Corp. 942 79
Danaher Corp. 5,373 1,233
Deere & Co. 1,776 401
Delta Air Lines, Inc. 30,501 935
Donaldson Co., Inc. 2,138 102
Dover Corp. 1,456 161
Eaton Corp. PLC 15,467 1,605
Emerson Electric Co. 10,489 680
Expeditors International of Washington, Inc. 7,564 668
Flir Systems, Inc. 4,074 141
General Dynamics Corp. 3,501 460
Graco , Inc. 5,516 341
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HD Supply Holdings, Inc.(Æ) 3,487 139
Honeywell International, Inc. 7,137 1,177
Hubbell, Inc. Class B 748 109
Huntington Ingalls Industries, Inc. 872 129
IDEX Corp. 1,624 277
IHS Markit , Ltd. 6,983 565
Illinois Tool Works, Inc. 3,379 662
Jacobs Engineering Group, Inc. 2,053 195
JB Hunt Transport Services, Inc. 3,971 483
JetBlue Airways Corp.(Æ) 17,481 209
Johnson Controls International PLC 35,587 1,502
Kansas City Southern 1,601 282
Keysight Technologies, Inc.(Æ) 3,981 417
L3Harris Technologies, Inc. 4,786 771
Landstar System, Inc. 2,842 354
Lincoln Electric Holdings, Inc. 1,180 120
Littelfuse , Inc. 665 132
Lockheed Martin Corp. 2,134 747
ManpowerGroup , Inc. 2,405 163
Mettler -Toledo International, Inc.(Æ) 574 573
Middleby Corp.(Æ) 1,315 131
MSC Industrial Direct Co., Inc. Class A 3,801 265
National Instruments Corp. 1,491 47
Nordson Corp. 578 112
Northrop Grumman Corp. 1,253 363
Old Dominion Freight Line, Inc. 4,642 884
Oshkosh Corp. 1,630 110
PACCAR, Inc. 15,322 1,308
Parker-Hannifin Corp. 3,212 669
Paychex, Inc. 8,338 686
Quanta Services, Inc. 11,915 744
Regal Beloit Corp. 1,355 134
Republic Services, Inc. Class A 1,903 168
Robert Half International, Inc. 4,723 239
Rollins, Inc. 2,850 165
Roper Technologies, Inc. 1,951 724
S&P Global, Inc. 574 185
Snap-on, Inc. 4,049 638
Southwest Airlines Co. 26,329 1,041
Stanley Black & Decker, Inc. 6,345 1,055
Teledyne Technologies, Inc.(Æ) 1,165 360
Textron, Inc. 8,384 300
Trimble Navigation, Ltd.(Æ) 6,103 294
Union Pacific Corp. 3,672 651
United Airlines Holdings, Inc.(Æ) 12,824 434
United Parcel Service, Inc. Class B 3,786 595
United Rentals, Inc.(Æ) 3,347 597
Verisk Analytics, Inc. Class A 4,058 722
Waste Management, Inc. 7,151 772
Waters Corp.(Æ) 1,315 293
Westinghouse Air Brake Technologies Corp. 7,165 425
WW Grainger, Inc. 786 275
Xerox Holdings Corp. 5,113 89
Xylem, Inc. 2,502 218
Zebra Technologies Corp. Class A(Æ) 2,830 803
43,672

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 911
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Technology - 27.4%
Activision Blizzard, Inc.(Æ) 10,845 821
Adobe, Inc.(Æ) 6,052 2,706
ADT, Inc. 9,101 60
Advanced Micro Devices, Inc.(Æ) 5,376 405
Akamai Technologies, Inc.(Æ) 7,095 675
Alphabet, Inc. Class A(Æ) 7,515 12,146
Alphabet, Inc. Class C(Æ) 2,022 3,278
Amdocs, Ltd. 9,034 509
Amphenol Corp. Class A 8,227 928
Analog Devices, Inc. 5,009 594
Anaplan, Inc.(Æ) 2,350 130
Ansys , Inc.(Æ) 3,451 1,050
Apple, Inc. 243,499 26,508
Applied Materials, Inc. 20,656 1,223
Arista Networks, Inc.(Æ) 2,320 485
Arrow Electronics, Inc.(Æ) 6,271 488
Atlassian Corp. PLC Class A(Æ) 2,518 482
Autodesk, Inc.(Æ) 2,147 506
Avnet, Inc. 9,449 233
Bio Techne Corp. 1,277 322
Black Knight, Inc.(Æ) 6,092 536
Booking Holdings, Inc.(Æ) 63 102
Broadcom, Inc. 1,466 513
CACI International, Inc. Class A(Æ) 1,804 376
Cadence Design Systems, Inc.(Æ) 12,020 1,315
CDW Corp. 5,630 690
Ciena Corp.(Æ) 6,556 258
Cisco Systems, Inc. 52,403 1,881
Citrix Systems, Inc. 3,546 402
Cognex Corp. 3,139 207
Cognizant Technology Solutions Corp. Class
A 15,264 1,090
Corteva , Inc. Class W 14,432 476
Coupa Software, Inc.(Æ) 1,168 313
Crowdstrike Holdings, Inc. Class A(Æ) 1,874 232
Datadog , Inc. Class A(Æ) 1,320 120
Dell Technologies, Inc. Class C(Æ) 5,684 343
DocuSign, Inc.(Æ) 3,209 649
Dolby Laboratories, Inc. Class A 3,196 240
Dropbox, Inc. Class A(Æ) 4,777 87
DXC Technology Co. 19,215 354
EchoStar Corp. Class A(Æ) 2,916 68
Electronic Arts, Inc.(Æ) 3,232 387
Entegris , Inc. 5,035 376
EPAM Systems, Inc.(Æ) 2,609 806
F5 Networks, Inc.(Æ) 3,960 526
Facebook, Inc. Class A(Æ) 35,044 9,221
Fortinet, Inc.(Æ) 7,567 835
Genpact , Ltd. 10,564 363
Guidewire Software, Inc.(Æ) 1,824 175
Hewlett Packard Enterprise Co. Class H 85,005 734
HP, Inc. 65,031 1,168
Intel Corp. 64,904 2,874
Intuit, Inc. 3,644 1,147
IPG Photonics Corp.(Æ) 768 143
Juniper Networks, Inc. 26,907 531
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
KLA Corp. 3,603 710
Lam Research Corp. 2,607 892
Leidos Holdings, Inc. 5,192 431
Manhattan Associates, Inc.(Æ) 1,649 141
Maxim Integrated Products, Inc. 10,077 702
Media General, Inc.(Æ)(Š) 1,092 —
Microchip Technology, Inc. 2,892 304
Micron Technology, Inc.(Æ) 17,669 889
Microsoft Corp. 116,956 23,681
MKS Instruments, Inc. 1,006 109
MongoDB, Inc.(Æ) 563 129
Monolithic Power Systems, Inc. 1,472 470
Motorola Solutions, Inc. 3,913 618
Nuance Communications, Inc.(Æ) 6,608 211
NVIDIA Corp. 7,139 3,579
Okta , Inc.(Æ) 3,071 644
Oracle Corp. 11,203 629
Palo Alto Networks, Inc.(Æ) 459 102
Paycom Software, Inc.(Æ) 1,596 581
Pegasystems , Inc. 1,161 135
Proofpoint , Inc.(Æ) 1,364 131
Qorvo , Inc.(Æ) 1,725 220
QUALCOMM, Inc. 8,656 1,068
Raytheon Technologies Corp. 22,374 1,215
RealPage , Inc.(Æ) 2,008 112
Roku, Inc.(Æ) 694 140
Salesforce.com, Inc.(Æ) 8,832 2,051
ServiceNow , Inc.(Æ) 2,168 1,079
Skyworks Solutions, Inc. 6,831 965
Smartsheet , Inc. Class A(Æ) 2,848 142
Splunk , Inc.(Æ) 674 133
SYNNEX Corp.(Æ) 2,658 350
Synopsys, Inc.(Æ) 5,926 1,267
Take-Two Interactive Software, Inc.(Æ) 1,627 252
Teradyne, Inc. 6,198 544
Texas Instruments, Inc. 9,918 1,434
Trade Desk, Inc. (The) Class A(Æ) 1,086 615
Tyler Technologies, Inc.(Æ) 1,890 726
Uber Technologies, Inc.(Æ) 9,401 314
VeriSign, Inc.(Æ) 426 81
VMware, Inc. Class A(Æ)(Ñ) 1,918 247
Workday, Inc. Class A(Æ) 4,148 872
Xilinx, Inc. 3,952 469
Zendesk , Inc.(Æ) 2,149 238
Zoom Video Communications, Inc. Class
A(Æ) 1,904 878
Zscaler , Inc.(Æ) 1,315 179
Zynga, Inc. Class A(Æ) 21,763 196
133,962
Utilities - 5.4%
Alliant Energy Corp. 3,781 209
Ameren Corp. 6,670 541
American Electric Power Co., Inc. 7,325 659
American Water Works Co., Inc. 2,720 409
AT&T, Inc. 173,777 4,694
Atmos Energy Corp. 850 78

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
912 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Avangrid , Inc. 4,843 239
CenturyLink, Inc. 69,803 602
CMS Energy Corp. 1,468 93
Consolidated Edison Co., Inc. 4,040 317
Dominion Energy, Inc. 8,914 716
DTE Energy Co. 3,922 484
Duke Energy Corp. 8,374 771
Edison International 1,473 83
Entergy Corp. 3,031 307
Essential Utilities, Inc. 2,076 86
Evergy , Inc. 6,489 358
Eversource Energy 5,478 478
Exelon Corp. 29,978 1,196
FirstEnergy Corp. 7,381 219
GCI Liberty, Inc. Class A(Æ) 7,417 602
Hawaiian Electric Industries, Inc. 2,193 72
International Business Machines Corp. 17,082 1,907
NextEra Energy, Inc. 17,004 1,245
PG&E Corp.(Æ) 7,911 76
Pinnacle West Capital Corp. 3,829 312
PPL Corp. 12,653 348
Public Service Enterprise Group, Inc. 9,933 578
RingCentral, Inc. Class A(Æ) 1,736 448
Sempra Energy 4,671 586
Southern Co. (The) 12,351 710
T-Mobile US, Inc. 9,691 1,062
UGI Corp. 3,141 102
Verizon Communications, Inc. 81,241 4,630
Vistra Corp. 27,584 479
WEC Energy Group, Inc. 6,599 664
26,360
Total Common Stocks
(cost $329,096) 475,897
Warrants and Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021  Rights 13,254 43
Total Warrants and Rights
(cost $28) 43
Short-Term Investments - 2.5%
U.S. Cash Management Fund(@) 11,946,563
(∞)
11,944
Total Short-Term Investments
(cost $11,944) 11,944
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 1,703,039
(∞)
1,703
Total Other Securities
(cost $1,703) 1,703
Total Investments - 100.3%
(identified cost $342,771) 489,587
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Assets and Liabilities, Net
- (0.3)%
(1,457)
Net Assets - 100.0%
488,130

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 913
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 40 USD 6,529 12/20
(416)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(416)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 74,822 $ — $ —
$ —
$ 74,822 15 .3
Consumer Staples 27,006 — —
—
27,006 5 .5
Energy 8,586 — —
—
8,586 1 .8
Financial Services 75,055 — —
—
75,055 15 .4
Health Care 66,052 — 287
—
66,339 13 .6
Materials and Processing 20,095 — —
—
20,095 4 .1
Producer Durables 43,672 — —
—
43,672 9 .0
Technology 133,962 — —
—
133,962 27 .4
Utilities 26,360 — —
—
26,360 5 .4
Warrants and Rights 43 — —
—
43 —
*
Short-Term Investments — — —
11,944
11,944 2 .5
Other Securities — — —
1,703
1,703 0 .3
Total Investments 475,653 — 287 13,647 489,587 100 .3
Other Assets and Liabilities, Net (0 .3)
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (416) — — — (416) (0 .1)
Total Other Financial Instruments
**
$ (416) $ — $ — $ — $ (416)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
914 Multifactor U.S. Equity Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.

Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 915
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 416
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,163
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (445)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
916 Multifactor U.S. Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,655 $ — $ 1,655
Total Financial and Derivative Assets
1,655 — 1,655
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,655 $ — $ 1,655
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 780 $ — $ 780 $ —
Bank of Montreal
232 — 232 —
Citigroup
53 — 53 —
HSBC
462 — 462 —
Wells Fargo
128 — 128 —
Total
$ 1,655 $ — $ 1,655 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 917
xt
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 342,771
Investments, at fair value(*)(>) ......................................................................................................................................................
489,587
Receivables:
Dividends and interest ....................................................................................................................................................... 467
Dividends from affiliated funds .......................................................................................................................................... 1
Fund shares sold ................................................................................................................................................................ 154
From broker(a) ................................................................................................................................................................... 821
Total assets .................................................................................................................................................
491,030
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 312
Fund shares redeemed ....................................................................................................................................................... 194
Accrued fees to affiliates .................................................................................................................................................... 147
Other accrued expenses ..................................................................................................................................................... 128
Variation margin on futures contracts ................................................................................................................................. 416
Payable upon return of securities loaned ....................................................................................................................................... 1,703
Total liabilities .............................................................................................................................................
2,900
Net Assets ............................................................................................................................................................
$ 488,130

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
918 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 153,749
Shares of beneficial interest ...........................................................................................................................................................
379
Additional paid-in capital ..............................................................................................................................................................
334,002
Net Assets ............................................................................................................................................................
$ 488,130
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 12.83
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 13.61
Class A — Net assets ............................................................................................................................................................. $ 8,102,448
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 631,462
Net asset value per share: Class C(#) ............................................................................................................................................. $ 12.99
Class C — Net assets ............................................................................................................................................................. $ 1,886,285
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 145,242
Net asset value per share: Class M(#) ............................................................................................................................................ $ 12.91
Class M — Net assets ............................................................................................................................................................ $ 8,491,643
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 657,964
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 12.90
Class R6 — Net assets ........................................................................................................................................................... $ 285,490
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 22,126
Net asset value per share: Class S(#) .............................................................................................................................................. $ 12.89
Class S — Net assets ............................................................................................................................................................. $ 104,018,864
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 8,069,502
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 12.90
Class Y — Net assets ............................................................................................................................................................. $ 365,345,644
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 28,330,347
Amounts in thousands
(*)     Securities on loan included in investments $ 1,655
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 13,647
(a)     Receivable from Broker for Futures $ 821
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 919
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 11,127
Dividends from affiliated funds ......................................................................................................................................... 194
Securities lending income (net) ......................................................................................................................................... 22
Total investment income ...............................................................................................................................................................
11,343
Expenses
Advisory fees .................................................................................................................................................................... 1,757
Administrative fees ........................................................................................................................................................... 285
Custodian fees ................................................................................................................................................................... 122
Distribution fees - Class A ................................................................................................................................................ 20
Distribution fees - Class C ................................................................................................................................................ 15
Transfer agent fees - Class A ............................................................................................................................................ 16
Transfer agent fees - Class C ............................................................................................................................................. 4
Transfer agent fees - Class M ............................................................................................................................................ 13
Transfer agent fees - Class R6 ..........................................................................................................................................
—*
Transfer agent fees - Class S ............................................................................................................................................. 271
Transfer agent fees - Class Y ............................................................................................................................................ 19
Professional fees ............................................................................................................................................................... 99
Registration fees ............................................................................................................................................................... 101
Shareholder servicing fees - Class C ................................................................................................................................. 5
Trustees’ fees .................................................................................................................................................................... 28
Printing fees ...................................................................................................................................................................... 30
Miscellaneous ................................................................................................................................................................... 29
Expenses before reductions .............................................................................................................................................. 2,814
Expense reductions ........................................................................................................................................................... (410)
Net expenses .................................................................................................................................................................................
2,404
Net investment income (loss) ........................................................................................................................................................
8,939
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 6,236
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 4,163
Foreign currency-related transactions ............................................................................................................................... 1
Net realized gain (loss) ..................................................................................................................................................................
10,399
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (4,101)
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (445)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (4,547)
Net realized and unrealized gain (loss) ......................................................................................................................................... 5,852
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 14,791
*      Less than $500.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
920 Multifactor U.S. Equity Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 8,939 $ 9,947
Net realized gain (loss) ...................................................................................................................... 10,399 38,802
Net change in unrealized appreciation (depreciation) ....................................................................... (4,547) 25,263
Net increase (decrease) in net assets from operations ............................................................................. 14,791 74,012
Distributions
To shareholders
Class A .......................................................................................................................................... (516) (889)
Class C .......................................................................................................................................... (99) (107)
Class M ......................................................................................................................................... (405) (654)
Class R6 ........................................................................................................................................ (16) (21)
Class S ........................................................................................................................................... (12,783) (30,267)
Class Y .......................................................................................................................................... (33,583) (34,927)
Net decrease in net assets from distributions .......................................................................................... (47,402) (66,865)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (61,873) (137,374)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(94,484) (130,227)
Net Assets
Beginning of period .................................................................................................................................
582,614 712,841
End of period ..........................................................................................................................................
$ 488,130 $ 582,614

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 921
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 105 $ 1,316 79 $ 974
Proceeds from reinvestment of distributions 40 51 6 80 889
Payments for shares redeemed (124) (1,60 2 ) (273) (3,360)
Net increase (decrease)
21 230 (114) (1,497)
Class C
Proceeds from shares sold 37 439 80 969
Proceeds from reinvestment of distributions 8 99 9 106
Payments for shares redeemed (44) (560) (45) (551)
Net increase (decrease)
1 (22) 44 524
Class M
Proceeds from shares sold 456 5,826 329 4,065
Proceeds from reinvestment of distributions 32 405 59 654
Payments for shares redeemed (295) (3,717) (389) (4,799)
Net increase (decrease)
193 2,514 (1) (80)
Class R6
Proceeds from shares sold 7 81 5 62
Proceeds from reinvestment of distributions 1 16 2 21
Payments for shares redeemed (4) (45) (3) (34)
Net increase (decrease)
4 52 4 49
Class S
Proceeds from shares sold 3,810 47,910 4,298 52,438
Proceeds from reinvestment of distributions 983 12,781 2,727 30,143
Payments for shares redeemed (14,036) (184,425) (15,040) (187,532)
Net increase (decrease)
(9,243) (123,734) (8,015) (104,951)
Class Y
Proceeds from shares sold 16,816 224,281 2,400 29,620
Proceeds from reinvestment of distributions 2,616 33,583 3,146 34,927
Payments for shares redeemed (16,659) (198,777) (7,780) (95,966)
Net increase (decrease)
2,773 59,087 (2,234) (31,419)
Total increase (decrease)
(6,251) $ (61,873) (10,316) $ (137,374)

Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
922 Multifactor U.S. Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 13.16 .14 .37 .51 (.16) (.68)
October 31, 2019 13.07 .1 5 1.2 0 1.35 (.18) (1.08)
October 31, 2018(8) 13.19 .06 (.11) (.05) (.07) —
Class C
October 31, 2020 13.26 .04 .39 .43 (.02) (.68)
October 31, 2019 13.10 (.06 ) 1.2 0 1.26 (.02) (1.08)
October 31, 2018(8) 13.19 —(f) (.09) (.09) — —
Class M
October 31, 2020 13.22 .19 .37 .56 (.19) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
October 31, 2017 10.93 .18 2.45 2.63 (.21) —
October 31, 2016 10.74 .19 .31 .50 (.20) (.11)
Class R6
October 31, 2020 13.22 .19 .37 .56 (.20) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
October 31, 2017 10.93 .19 2.4 4 2.63 (.21) —
October 31, 2016(4) 9.91 .12 1 . 05 1 . 17 (.15) —
Class S
October 31, 2020 13.20 .18 .36 .54 (.17) (.68)
October 31, 2019 13.09 .18 1.20 1.38 (.19) (1.08)
October 31, 2018 13.33 .15 .55 .70 (.15) (.79)
October 31, 2017 10.92 .15 2.46 2.61 (.20) —
October 31, 2016 10.73 .17 .31 .48 (.18) (.11)
Class Y
October 31, 2020 13.21 .20 .37 .57 (.20) (.68)
October 31, 2019 13.10 .21 1.20 1.41 (.22) (1.08)
October 31, 2018 13.35 .18 .53 .71 (.17) (.79)
October 31, 2017 10.92 .20 2.45 2.65 (.22) —
October 31, 2016 10.74 .20 .29 .49 (.20) (.11)

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 923
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.84) 12.83 3.94 8,102 .87 .80 1.09 51
(1.26) 13.16 12.26 8,038 .85 .81 1. 21 35
(.07) 13.07 (.37) 9,475 .86 .85 .78 58
(.70) 12.99 3.18 1,886 1.62 1.55 .33 51
(1.10) 13.26 11.37 1,915 1.60 1.56 .46 35
— 13.10 (.68) 1,315 1.61 1.60 .02 58
(.87) 12.91 4.40 8,492 .62 .40 1.46 51
(1.29) 13.22 12.70 6,153 .61 .42 1.61 35
(.96) 13.11 5.37 6,110 .61 .45 1.22 58
(.21) 13.35 24.23 4,875 .60 .44 1.45 71
(.31) 10.93 4.75 1,024 .60 .40 1.78 9
(.88) 12.90 4.35 285 .47 .38 1.50 51
(1.29) 13.22 12.72 239 .46 .40 1.61 35
(.96) 13.11 5.37 185 .46 .43 1.24 58
(.21) 13.35 24.25 139 .45 .42 1.54 71
(.15) 10.93 9.27 112 .45 .38 1.67 9
(.85) 12.89 4.20 104,019 .61 .55 1.41 51
(1.27) 13.20 12.53 228,556 .60 .56 1.48 35
(.94) 13.09 5.22 331,582 .61 .60 1.08 58
(.20) 13.33 24.02 239,353 .59 .59 1.22 71
(.29) 10.92 4.61 7,844 .60 .55 1.62 9
(.88) 12.90 4.46 365,346 .42 .35 1.58 51
(1.30) 13.21 12.75 337,713 .41 .37 1.6 5 35
(.96) 13.10 5.34 364,174 .41 .40 1.29 58
(.22) 13.35 24.39 431,662 .40 .39 1.61 71
(.31) 10.92 4.70 689,603 .41 .35 1.84 9

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
924 Multifactor U.S. Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 98,100
Administration fees 21,321
Distribution fees 3,153
Shareholder servicing fees 448
Transfer agent fees 22,205
Trustee fees 1,998
$ 147,225
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 13,102 $ 53,154 $ 64,553 $ — $ — $ 1,703 $ 70 $ —
U.S. Cash Management Fund 3,843 485,143 477,040 (1) (1) 11,944 194 —
$ 16,945 $ 538,297 $ 541,593 $ (1) $ (1) $ 13,647 $ 264 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 347,040,409 $ 169,981,912 $ (27,435,612) $ 142,546,300 $ 1,018,091 $ 10,184,205
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 8,814,768 $ 38,587,372 $ — $ 16,981,717 $ 49,883,704 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
926 Multifactor International Equity Fund
Multifactor International Equity Fund
-
Class M
‡
Total
Return
1 Year (11 .37)%
5 Years 1 .08%§
Inception* (0 .47)%§
Multifactor International Equity Fund
-
Class R6
‡‡
Total
Return
1 Year (11 .23)%
5 Years 1 .14%§
Inception* (0 .44)%§
Multifactor International Equity Fund
-
Class S
‡‡‡
Total
Return
1 Year (11 .41)%
5 Years 0 .97%§
Inception* (0 .59)%§
Multifactor International Equity Fund
-
Class Y
Total
Return
1 Year (11 .24)%
5 Years 1 .15%§
Inception* (0 .43)%§
MSCI World ex USA Index (Net) **
Total
Return
1 Year (6 .79)%
5 Years 2 .98%§
Inception* 1 .15%§
Multifactor International Equity Linked Benchmark ***
Total
Return
1 Year (6 .79)%
5 Years 3 .05%§
Inception* 1 .30%§

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Multifactor International Equity Fund 927
Russell Investment Management, LLC (“RIM”) provides all
investment advisory and portfolio management services for the
Multifactor International Equity Fund (the “Fund”), including developing the investment program for the Fund and managing
the Fund’s overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class
M, Class R6, Class S and Class Y Shares lost 11.37%, 11.23%,
11.41% and 11.24%, respectively. This is compared to the Fund’s benchmark, the MSCI World ex USA Index (Net), which lost
6.79% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Foreign Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, lost 4.46%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Non-U.S. developed markets were negative over the period.
Emerging markets recorded the strongest gains, while Asia-
Pacific ex-Japan and the United Kingdom underperformed
relative to other non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark over the fiscal year, information technology led, with health care also contributing positively to performance. Real estate and energy posted the weakest gains among sectors and the financial sector recorded a loss over the period.
In terms of factor performance, value and low volatility factors were the biggest drivers of negative performance over the period, while growth and momentum were rewarded.
How did the investment strategies and techniques employed
by the Fund affect its benchmark relative performance?
RIM seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as volatility, momentum,
growth, value, quality, defensive, dynamic, capitalization size, industry, sector or region). After RIM has determined the
Fund’s desired exposures, RIM identifies baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures.
The Fund underperformed its benchmark for the one-year period ended October 31, 2020. In terms of factor returns for the period, the Fund’s value orientation detracted.
With respect to the Fund’s sector positioning over the period, the Fund had a benchmark-relative overweight to financials and underweights to health care and information technology. The
Fund’s sector positioning detracted from performance over the period.
Over the period, the Fund was regionally positioned to favor emerging markets, Japan and Europe while being underweight to
Canada and Asia-Pacific ex-Japan. The Fund’s overweight to the
United Kingdom was the primary regional detractor.
In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall preferred positioning with respect to country and currency
exposures. This strategy detracted during the fiscal year.
During the period, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure.
There were no changes to the Fund’s structure during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
928 Multifactor International Equity Fund
* Assumes initial investment on July 31, 2014.
** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** The Multifactor International Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Multifactor International Equity Linked Benchmark represents the returns of the Russell
Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI World ex-USA Index
(net of tax on dividends from foreign holdings) thereafter.
‡ The Fund’s performance inception date for Class M Shares was January 2, 2015. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class M Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class Y
Shares.
‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
‡‡‡ The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the Class Y
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Multifactor International Equity Fund 929
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees;
and other Fund expenses. The Example is intended to help
you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an
investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from
May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,071.20 $ 1,022.67
Expenses Paid During Period* $ 2.55 $ 2.49
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,072.80 $ 1,022.77
Expenses Paid During Period* $ 2.45 $ 2.39
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,071.30 $ 1,021.92
Expenses Paid During Period* $ 3.33 $ 3.25
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
930 Multifactor International Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,072.60 $ 1,022.92
Expenses Paid During Period* $ 2.29 $ 2.24
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 931
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.9%
Australia - 5.1%
AGL Energy, Ltd. 80,705 710
Alumina, Ltd. 201,297 204
Ampol, Ltd. 30,997 567
APA Group 17,930 133
ASX, Ltd. - ADR 5,622 316
Aurizon Holdings, Ltd. 106,494 283
AusNet Services(Æ) 91,779 129
Australia & New Zealand Banking
Group, Ltd. - ADR 46,679 621
BHP Group PLC 46,459 902
BHP Group, Ltd. - ADR 25,599 616
BlueScope Steel, Ltd. 51,028 529
Brambles, Ltd. 44,839 303
Coca-Cola Amatil, Ltd. 21,880 192
Coles Group, Ltd. 30,217 378
Commonwealth Bank of Australia - ADR 37,995 1,852
Crown Resorts, Ltd. 11,436 67
CSL, Ltd. 6,084 1,237
Dexus(Æ)(ö) 54,032 328
Evolution Mining, Ltd. 91,759 359
Fortescue Metals Group, Ltd. 146,394 1,795
Goodman Group(ö) 38,642 501
GPT Group (The)(ö) 102,181 291
LendLease Group 44,967 379
Macquarie Group, Ltd. 1,882 168
Magellan Financial Group, Ltd. - ADR 5,715 223
Mirvac Group(ö) 120,376 179
National Australia Bank, Ltd. - ADR 35,606 468
Newcrest Mining, Ltd. 16,002 330
Northern Star Resources, Ltd. 35,243 370
Origin Energy, Ltd. 169,370 479
Rio Tinto PLC 51,533 2,919
Rio Tinto, Ltd. - ADR 8,701 567
Scentre Group(ö) 79,197 118
Sonic Healthcare, Ltd. 10,107 248
South32, Ltd. Class B 390,884 561
Stockland(ö) 159,201 433
Suncorp Group, Ltd.(Æ) 13,561 79
Telstra Corp., Ltd. 176,023 333
TPG Telecom, Ltd.(Æ) 25,229 127
Transurban Group - ADR(Æ) 20,721 197
Tuas, Ltd.(Æ) 12,614 7
Washington H Soul Pattinson & Co., Ltd. 17,446 312
Wesfarmers, Ltd.(Æ) 19,202 623
Westpac Banking Corp. 38,501 491
Woolworths Group, Ltd. 25,707 692
22,616
Austria - 0.3%
Erste Group Bank AG 15,986 329
OMV AB 18,177 420
Voestalpine AG 18,640 517
1,266
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Argentina - 0.0%
Globant SA(Æ) 1,196 216
Belgium - 0.9%
Ageas SA 10,025 404
Anheuser-Busch InBev SA 13,346 692
Colruyt SA 6,558 388
Galapagos NV 1,989 235
Groupe Bruxelles Lambert SA 2,253 185
KBC Groep NV 8,517 421
Proximus SA 20,115 391
Solvay SA 5,664 460
Telenet Group Holding NV 6,731 259
UCB SA 6,615 651
4,086
Brazil - 0.3%
Ambev SA(Æ) 60,308 128
B3 SA - Brasil Bolsa Balcao 12,836 114
Banco do Brasil SA 16,446 85
Banco Santander Brasil SA 8,915 50
BB Seguridade Participacoes SA 26,788 111
Centrais Eletricas Brasileiras SA 13,118 71
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 9,302 69
Klabin SA 26,289 109
Lojas Renner SA 14,255 93
Magazine Luiza SA 33,804 145
TIM SA(Æ) 22,332 46
Vale SA 22,685 240
WEG SA 15,240 201
1,462
Canada - 7.0%
Agnico Eagle Mines, Ltd. 4,100 325
Algonquin Power & Utilities Corp. 18,537 281
Alimentation Couche-Tard, Inc. Class B 30,505 939
AltaGas, Ltd. - ADR 22,944 291
Atco, Ltd. Class I 2,856 80
B2Gold Corp. 54,156 348
Bank of Montreal(Ñ) 16,873 1,005
Bank of Nova Scotia (The) 25,736 1,069
Barrick Gold Corp. 16,900 452
BCE, Inc. 13,408 539
Brookfield Asset Management, Inc.
Class A 2,773 82
Cameco Corp. 8,046 76
Canadian Apartment Properties (ö) 2,197 71
Canadian Imperial Bank of Commerce 15,311 1,142
Canadian National Railway Co. 2,994 297
Canadian Natural Resources, Ltd. 65,294 1,039
Canadian Pacific Railway, Ltd. 1,839 550
Canadian Tire Corp., Ltd. Class A 1,836 205
Cenovus Energy, Inc. 61,478 201
CGI Group, Inc.(Æ) 2,375 147
CI Financial Corp. 20,287 236
Constellation Software, Inc. 496 521

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
932 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Emera, Inc. 4,815 192
Empire Co., Ltd. Class A 7,240 198
Enbridge, Inc. 9,543 263
Fairfax Financial Holdings, Ltd. 251 66
Fortis, Inc. 9,554 377
Franco-Nevada Corp. Class T 2,733 373
George Weston, Ltd. 8,178 573
Great-West Lifeco, Inc. 22,610 461
Hydro One, Ltd.(Þ) 10,914 238
iA Financial Corp., Inc. 3,783 132
IGM Financial, Inc. 3,246 71
Imperial Oil, Ltd. 27,261 363
Intact Financial Corp. 919 95
Keyera Corp.(Ñ) 10,545 150
Kinross Gold Corp. 53,002 422
Kirkland Lake Gold, Ltd.(Æ) 8,592 391
Loblaw Cos., Ltd. 7,513 374
Lundin Mining Corp. 16,428 99
Magna International, Inc. Class A 20,188 1,031
Manulife Financial Corp. 82,229 1,115
Metro, Inc. Class A 10,547 492
National Bank of Canada 13,701 658
Nutrien, Ltd. 5,249 213
Open Text Corp. 2,821 104
Pan American Silver Corp. 2,818 90
Pembina Pipeline Corp. 26,009 544
Power Corp. of Canada 4,824 92
Quebecor, Inc. Class B 11,917 276
Ritchie Bros Auctioneers, Inc. 4,350 264
Rogers Communications, Inc. Class B 1,665 68
Royal Bank of Canada - GDR 41,838 2,925
Saputo, Inc. - ADR 7,069 172
Shaw Communications, Inc. Class B 17,458 288
Shopify, Inc. Class A(Æ) 1,048 966
Sun Life Financial, Inc. 51,496 2,049
Suncor Energy, Inc. 27,041 305
TC Energy Corp.(Æ) 11,692 460
Teck Resources, Ltd. Class B 17,601 231
TELUS Corp. 10,966 187
Thomson Reuters Corp.(Æ) 5,738 446
TMX Group, Ltd. 2,148 209
Toronto-Dominion Bank (The) 55,297 2,440
Wheaton Precious Metals Corp. 6,104 280
WSP Global, Inc. 3,839 243
Yamana Gold, Inc. 15,673 87
30,969
Cayman Islands - 0.2%
Country Garden Services Holdings Co.,
Ltd. 50,000 315
Innovent Biologics, Inc.(Æ)(Þ) 36,206 268
Meituan-Dianping Class B(Æ) 16,700 626
Uni-President China Holdings, Ltd. 119,408 103
1,312
Chile - 0.0%
Enel Chile SA 1,187,923 80
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enersis SA(Æ) 1,213,070 161
241
China - 3.9%
Agile Group Holdings, Ltd. 58,516 80
Agricultural Bank of China, Ltd. Class H 377,763 128
Alibaba Group Holding, Ltd. - ADR(Æ) 13,113 3,995
Anhui Conch Cement Co., Ltd. Class H 28,874 181
Anta Sports Products, Ltd. 24,266 267
Baidu, Inc. - ADR(Æ) 2,339 311
Bank of China, Ltd. Class H 693,555 219
Bank of Communications Co., Ltd. Class
H 222,160 109
CGN Power Co., Ltd. Class H(Þ) 352,398 76
China Aoyuan Group, Ltd. 41,181 39
China CITIC Bank Corp., Ltd. Class H 241,277 98
China Conch Venture Holdings, Ltd. 25,189 112
China Construction Bank Corp. Class H 746,097 515
China Evergrande Group 41,445 83
China Life Insurance Co., Ltd. Class H 63,270 138
China Mengniu Dairy Co., Ltd.(Æ) 29,074 137
China Merchants Bank Co., Ltd. Class H 57,908 301
China Minsheng Banking Corp., Ltd.
Class H 312,438 171
China Mobile, Ltd. 56,013 341
China National Building Material Co.,
Ltd. Class H 145,078 166
China Pacific Insurance Group Co., Ltd.
Class H 33,937 106
China Petroleum & Chemical Corp.
Class H 327,125 128
China Resources Gas Group, Ltd. 10,000 43
China Resources Land, Ltd. 40,970 167
China Resources Power Holdings Co.,
Ltd. 50,689 53
China Shenhua Energy Co., Ltd. Class H 69,291 120
China State Construction International
Holdings, Ltd. 79,951 56
China Telecom Corp., Ltd. Class H 363,499 114
China Vanke Co., Ltd. Class H 29,653 92
CIFI Holdings Group Co., Ltd. 133,118 92
CNOOC, Ltd. 175,111 160
Country Garden Holdings Co., Ltd. 62,780 77
CSPC Pharmaceutical Group, Ltd. 208,873 220
ENN Energy Holdings, Ltd. 12,400 157
Fosun International, Ltd. 96,012 116
Guangzhou Automobile Group Co., Ltd.
Class H 111,148 114
Guangzhou R&F Properties Co., Ltd. 61,200 78
Industrial & Commercial Bank of China,
Ltd. Class H 588,540 331
JD.com, Inc. - ADR(Æ) 6,085 496
Kunlun Energy Co., Ltd. 110,100 71
Li Ning Co., Ltd. 27,167 141
Logan Property Holdings Co., Ltd. 62,034 97
Longfor Group Holdings, Ltd.(Þ) 46,426 254

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 933
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New China Life Insurance Co., Ltd.
Class H 31,458 125
New Oriental Education & Technology
Group - ADR(Æ) 2,111 339
People's Insurance Co. Group of China,
Ltd. (The) Class H 314,401 94
PetroChina Co., Ltd. Class H 270,381 77
PICC Property & Casualty Co., Ltd.
Class H 128,000 87
Pinduoduo, Inc. - ADR(Æ) 4,245 382
Ping An Insurance Group Co. of China,
Ltd. Class H 51,100 525
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 119,506 59
Sunac China Holdings, Ltd. 29,973 111
Sunny Optical Technology Group Co.,
Ltd. 18,875 314
Tencent Holdings, Ltd. 41,870 3,212
Tingyi Cayman Islands Holding Corp. 85,798 157
Tsingtao Brewery Co., Ltd. Class H 18,431 153
Weichai Power Co., Ltd. Class H 100,134 190
Wuxi Biologics (Cayman), Inc.(Æ)(Þ) 10,264 288
Yihai International Holding, Ltd. 18,254 243
ZTO Express, Inc. - ADR 5,858 170
17,276
Czech Republic - 0.0%
Moneta Money Bank AS(Þ) 30,025 68
Denmark - 2.0%
Carlsberg A/S Class B 1,984 251
Coloplast A/S Class B 5,025 734
Danske Bank A/S 37,238 495
Demant A/S(Æ) 3,270 103
DSV Panalpina A/S 5,965 967
Genmab A/S(Æ) 2,944 982
H Lundbeck A/S 8,688 245
Novo Nordisk A/S Class B 28,528 1,824
Novozymes A/S Class B 11,843 713
Orsted A/S Class A(Þ) 5,743 912
Pandora A/S 12,865 1,020
Vestas Wind Systems A/S 4,100 701
8,947
Finland - 2.0%
Elisa OYJ Class A 15,102 743
Fortum OYJ 51,514 970
Kone OYJ Class B 11,918 949
Neste OYJ 27,978 1,461
Nokian Renkaat OYJ 2,283 70
Nordea Bank AB 177,447 1,333
Orion OYJ Class B 8,853 379
Sampo OYJ Class A 10,404 393
Stora Enso OYJ Class R 73,901 1,079
UPM-Kymmene OYJ 47,624 1,347
8,724
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
France - 6.0%
Air Liquide SA Class A 5,187 759
Alstom SA(Æ) 2,841 128
Amundi SA(Æ)(Þ) 2,770 182
Arkema SA 6,476 635
Atos SE(Æ) 12,527 856
AXA SA 39,155 633
BioMerieux 1,362 203
BNP Paribas SA(Æ) 32,686 1,146
Bouygues SA - ADR 18,266 600
Capgemini SE 1,488 172
Carrefour SA 66,112 1,030
Casino Guichard Perrachon SA(Æ)(Ñ) 4,607 104
Cie de Saint-Gobain SA(Æ) 26,500 1,040
Cie Generale des Etablissements
Michelin SCA Class B 12,871 1,390
Credit Agricole SA(Æ) 58,046 462
Danone SA 8,166 451
Dassault Systemes SA 2,725 466
Eiffage SA(Æ) 6,781 494
Electricite de France SA 67,721 787
Engie SA(Æ) 22,225 269
EssilorLuxottica SA(Æ) 2,440 302
Faurecia SE(Æ) 7,619 289
Gecina SA(ö) 1,595 199
Hermes International 458 427
Iliad SA 1,708 331
Ingenico Group SA(Æ) 897 129
Klepierre SA - GDR(Ñ)(ö) 6,848 87
Legrand SA - ADR 1,578 117
L'Oreal SA 2,201 713
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,537 1,661
Natixis SA(Æ) 56,241 132
Orange SA - ADR 107,908 1,212
Peugeot SA(Æ) 32,235 580
Publicis Groupe SA - ADR 13,603 474
Sanofi - ADR 19,776 1,788
Sartorius Stedim Biotech 1,313 500
Schneider Electric SE 15,500 1,884
Societe Generale SA(Æ) 29,721 406
SUEX SA 14,508 266
Teleperformance - GDR 888 267
Total SA 69,344 2,100
Unibail-Rodamco-Westfield(ö) 4,504 183
Valeo SA 9,800 297
Veolia Environnement SA 7,403 138
Worldline SA(Æ)(Þ) 3,126 232
26,521
Germany - 6.4%
1&1 Drillisch AG 13,983 295
Allianz SE 11,924 2,098
Aroundtown SA 79,568 382
BASF SE 33,258 1,824
Bayer AG 37,951 1,784

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
934 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bayerische Motoren Werke
Aktiengesellschaft 17,585 1,202
Beiersdorf AG 1,573 165
Brenntag AG 13,205 844
Carl Zeiss Meditec AG 937 122
Continental AG 5,498 585
Covestro AG(Þ) 9,289 443
Daimler AG 27,202 1,407
Deutsche Boerse AG 2,836 417
Deutsche Lufthansa AG(Æ) 4,400 38
Deutsche Post AG 9,233 409
Deutsche Telekom AG 71,966 1,096
Deutsche Wohnen SE 8,002 405
E.ON SE 56,289 587
Evonik Industries AG 26,229 634
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 1,311 48
Fresenius Medical Care AG & Co. 6,150 470
Fresenius SE & Co. KGaA 25,368 941
Hannover Rueck SE 4,068 591
HeidelbergCement AG 12,975 742
Henkel AG & Co. KGaA 4,041 367
Infineon Technologies AG - ADR 11,369 318
KION Group AG 6,734 524
Lanxess AG 964 49
Merck KGaA 4,461 661
Metro AG 26,000 255
Muenchener Rueckversicherungs-
Gesellschaft AG 7,998 1,871
Puma SE(Æ) 3,027 265
RWE AG 18,764 697
SAP SE - ADR 15,429 1,644
Siemens AG 12,024 1,409
Siemens Energy AG(Æ) 6,012 132
Siemens Healthineers AG(Þ) 1,826 78
Symrise AG 871 108
Telefonica Deutschland Holding AG 54,926 139
Uniper SE 20,554 615
United Internet AG 12,258 431
Vonovia SE 9,996 638
Zalando SE(Æ)(Þ) 6,180 577
28,307
Greece - 0.0%
Hellenic Telecommunications
Organization SA 11,907 160
Hong Kong - 2.3%
AIA Group, Ltd. 130,290 1,229
Bank of East Asia, Ltd. (The) 33,000 60
Beijing Enterprises Holdings, Ltd. 21,621 65
BOC Hong Kong Holdings, Ltd. 33,500 93
China Jinmao Holdings Group, Ltd. 215,773 109
China Overseas Land & Investment, Ltd. 46,948 118
China Resources Cement Holdings, Ltd. 73,014 95
CITIC, Ltd. 139,050 100
CK Asset Holdings, Ltd. 147,473 683
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CK Hutchison Holdings, Ltd. Class B 82,258 498
CLP Holdings, Ltd. 43,000 396
Guangdong Investment, Ltd. 68,000 101
Hang Seng Bank, Ltd. 23,000 354
Henderson Land Development Co., Ltd. 88,197 313
Hong Kong Exchanges & Clearing, Ltd. 9,400 451
Hongkong Land Holdings, Ltd. 54,600 201
Jardine Matheson Holdings, Ltd. 19,200 854
Jardine Strategic Holdings, Ltd. 3,800 82
Kerry Properties, Ltd. 81,500 200
Melco Crown Entertainment, Ltd.(Æ)(Š) 8,400 45
New World Development Co., Ltd. 70,395 336
NWS Holdings, Ltd. 66,000 58
Power Assets Holdings, Ltd. 36,000 185
Shenzhen International Holdings, Ltd. 46,144 72
Shimao Group Holdings, Ltd. 43,032 152
Sino Biopharmaceutical, Ltd. 240,036 242
Sino Land Co., Ltd. 396,243 470
Sun Art Retail Group, Ltd. 93,278 101
Sun Hung Kai Properties, Ltd. 52,097 668
Swire Pacific, Ltd. Class A 26,340 120
Techtronic Industries Co., Ltd. 11,000 148
WH Group, Ltd.(Þ) 944,000 742
Wharf Holdings, Ltd. (The) 121,018 250
Wharf Real Estate Investment Co., Ltd. 121,018 466
10,057
Hungary - 0.0%
OTP Bank PLC(Æ) 3,677 115
Indonesia - 0.2%
Astra International Tbk PT 372,500 138
Bank Central Asia Tbk PT 89,527 176
Bank Negara Indonesia Persero Tbk PT 228,299 72
Bank Rakyat Indonesia Persero Tbk PT 380,557 86
Telekomunikasi Indonesia Persero Tbk
PT 1,096,585 195
United Tractors Tbk PT 43,571 62
729
Ireland - 0.9%
AerCap Holdings N.V.(Æ) 2,487 62
CRH PLC 53,672 1,884
Flutter Entertainment PLC(Æ) 2,845 496
Kerry Group PLC Class A 4,687 561
Kingspan Group PLC(Æ) 7,207 629
Smurfit Kappa Group PLC 8,188 308
3,940
Israel - 0.8%
Azrieli Group, Ltd. 4,420 208
Bank Hapoalim BM(Æ) 13,629 80
Bank Leumi Le-Israel BM 139,342 660
Check Point Software Technologies, Ltd.
(Æ) 3,362 382
ICL Group, Ltd. 103,023 374
Israel Discount Bank, Ltd. Class A 122,625 346

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 935
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mizrahi Tefahot Bank, Ltd. 15,896 311
Nice, Ltd.(Æ) 3,831 872
Teva Pharmaceutical Industries, Ltd.
- ADR 13,246 116
3,349
Italy - 1.8%
Assicurazioni Generali SpA 53,252 714
Atlantia SpA(Æ) 2,785 43
Enel SpA 110,564 881
FinecoBank Banca Fineco SpA(Æ) 14,834 203
Intesa Sanpaolo SpA(Æ) 623,214 1,034
Leonardo SpA 34,522 165
Mediobanca Banca di Credito
Finanziario SpA 41,641 295
Moncler SpA(Æ) 3,362 135
Pirelli & C SpA(Æ)(Þ) 57,779 241
Poste Italiane SpA(Þ) 56,408 460
Prysmian SpA 15,845 431
Recordati SpA 11,655 604
Snam Rete Gas SpA 125,931 615
Telecom Italia SpA 1,617,389 565
Terna Rete Elettrica Nazionale SpA 92,852 628
UniCredit SpA(Æ) 100,920 756
7,770
Japan - 20.9%
Advantest Corp. 2,400 140
Aeon Co., Ltd. 10,800 276
Aeon Mall Co., Ltd. 6,800 106
Air Water, Inc. 22,100 316
Aisin Seiki Co., Ltd. 7,200 219
Ajinomoto Co., Inc. 28,000 562
Alfresa Holdings Corp. 3,800 70
Amada Holdings Co., Ltd. 41,400 360
Aozora Bank, Ltd. 17,300 284
Asahi Glass Co., Ltd. 13,100 409
Asahi Group Holdings, Ltd. 1,300 40
Asahi Intecc Co., Ltd. 1,800 56
Asahi Kasei Corp. 55,500 482
Astellas Pharma, Inc. 73,100 1,006
Bandai Namco Holdings, Inc. 4,600 341
Bank of Kyoto, Ltd. (The) 4,300 190
Bridgestone Corp. 36,800 1,199
Brother Industries, Ltd. 27,600 427
Calbee, Inc. 5,500 169
Canon, Inc. 6,500 113
Central Japan Railway Co. 5,000 605
Chiba Bank, Ltd. (The) 81,600 422
Chubu Electric Power Co., Inc. 69,000 772
Chugai Pharmaceutical Co., Ltd. 10,000 386
Chugoku Electric Power Co., Inc. (The) 29,700 372
Concordia Financial Group, Ltd. 62,700 207
CyberAgent, Inc. 2,400 151
Dai Nippon Printing Co., Ltd. 7,500 140
Daicel Corp. 18,600 133
Daifuku Co., Ltd. 1,100 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dai-ichi Life Holdings, Inc. 22,900 341
Daiichi Sankyo Co., Ltd. 14,700 387
Daikin Industries, Ltd. 2,300 431
Daito Trust Construction Co., Ltd. 6,400 583
Daiwa House Industry Co., Ltd. 24,100 635
Daiwa Securities Group, Inc. 158,100 640
Denso Corp. 23,300 1,086
Dentsu, Inc. 9,700 280
Disco Corp. 300 81
Eisai Co., Ltd. 9,300 723
Electric Power Development Co., Ltd. 18,800 254
ENEOS Holdings, Inc. 241,700 815
Fuji Electric Co., Ltd. 6,700 203
FUJIFILM Holdings Corp. 16,800 856
Fujitsu, Ltd. 3,700 430
Hamamatsu Photonics KK 5,900 294
Hino Motors, Ltd. 18,400 141
Hisamitsu Pharmaceutical Co., Inc. 3,900 186
Hitachi Metals, Ltd. 5,300 70
Hitachi, Ltd. 24,500 826
Honda Motor Co., Ltd. 39,600 934
Hoshizaki Corp. 1,600 128
Hoya Corp. 4,300 487
Hulic Co., Ltd. 8,800 82
Idemitsu Kosan Co., Ltd. 25,929 524
Iida Group Holdings Co., Ltd. 19,000 344
Inpex Corp. 95,400 456
Isuzu Motors, Ltd. 22,500 183
ITOCHU Corp. 98,600 2,372
Itochu Techno-Solutions Corp. 5,100 173
Japan Airlines Co., Ltd. 9,400 165
Japan Exchange Group, Inc. 14,700 361
Japan Post Bank Co., Ltd. Class A 7,800 62
Japan Post Holdings Co., Ltd. 28,500 196
Japan Tobacco, Inc. 35,900 679
JFE Holdings, Inc.(Æ) 29,900 209
JGC Holdings Corp. 23,900 197
JSR Corp. 7,100 160
Kajima Corp. 34,200 364
Kamigumi Co., Ltd. 12,500 224
Kansai Electric Power Co., Inc. (The) 79,400 720
Kansai Paint Co., Ltd. 8,400 217
Kao Corp. 2,700 192
Kawasaki Heavy Industries, Ltd. 5,700 68
KDDI Corp. 67,500 1,808
Keyence Corp. 600 272
Kikkoman Corp. 8,000 399
Kirin Holdings Co., Ltd. 20,900 377
Kobayashi Pharmaceutical Co., Ltd. 1,700 165
Koito Manufacturing Co., Ltd. 1,900 92
Komatsu, Ltd. 11,500 258
Kyocera Corp. 11,100 611
Kyowa Hakko Kirin Co., Ltd. 6,900 172
Lawson, Inc. 7,300 336
Lion Corp. 9,500 194
LIXIL Group Corp. 27,300 589
M3, Inc. 10,300 695

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
936 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Makita Corp. 2,800 124
Marubeni Corp. 134,800 702
Mebuki Financial Group, Inc. 129,200 259
Medipal Holdings Corp. 20,700 370
MEIJI Holdings Co., Ltd. 3,000 217
Mitsubishi Chemical Holdings Corp. 129,700 731
Mitsubishi Corp. 56,700 1,268
Mitsubishi Electric Corp. 100,200 1,287
Mitsubishi Gas Chemical Co., Inc. 26,200 477
Mitsubishi Heavy Industries, Ltd. 15,800 338
Mitsubishi Materials Corp. 16,700 306
Mitsubishi UFJ Financial Group, Inc. 233,100 919
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 53,500 226
Mitsui & Co., Ltd. 115,000 1,804
Mitsui Chemicals, Inc. 22,100 568
Mizuho Financial Group, Inc. 22,600 279
MonotaRO Co., Ltd. 2,700 151
MS&AD Insurance Group Holdings, Inc. 31,500 868
Murata Manufacturing Co., Ltd. 6,900 479
NEC Corp. 10,700 538
Nexon Co., Ltd. 17,500 490
NGK Spark Plug Co., Ltd. 8,100 142
NH Foods, Ltd. 10,900 446
Nintendo Co., Ltd. 2,200 1,201
Nippon Express Co., Ltd. 6,100 341
Nippon Shinyaku Co., Ltd. 1,500 107
Nippon Steel Corp.(Æ) 35,400 344
Nippon Telegraph & Telephone Corp. 58,318 1,231
Nissin Foods Holdings Co., Ltd. 5,900 511
Nitori Holdings Co., Ltd. 1,200 248
Nomura Holdings, Inc. 210,400 938
Nomura Real Estate Holdings, Inc. 14,600 256
Nomura Research Institute, Ltd. 13,800 406
NSK, Ltd. 29,100 233
NTT DOCOMO, Inc. 46,100 1,740
Obayashi Corp. 84,400 704
Obic Co., Ltd. 2,500 444
Oji Holdings Corp. 114,500 483
Olympus Corp. 6,000 115
Omron Corp. 4,500 324
Ono Pharmaceutical Co., Ltd. 14,700 418
Oracle Corp. Japan 1,800 180
ORIX Corp. 55,700 650
Osaka Gas Co., Ltd. 21,100 398
Otsuka Corp. 4,900 225
Otsuka Holdings Co., Ltd. 17,200 638
Pan Pacific International Holdings Corp. 16,200 346
Panasonic Corp. 130,100 1,203
Recruit Holdings Co., Ltd. 3,200 122
Resona Holdings, Inc. 94,600 311
Ricoh Co., Ltd. 45,500 300
Rinnai Corp. 600 59
Santen Pharmaceutical Co., Ltd. 23,400 416
SBI Holdings, Inc. 4,200 97
Secom Co., Ltd. 800 68
Sega Sammy Holdings, Inc. 14,600 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seibu Holdings, Inc. 19,900 200
Seiko Epson Corp. 16,900 196
Sekisui Chemical Co., Ltd. 47,200 737
Sekisui House, Ltd. 63,600 1,055
Seven & i Holdings Co., Ltd. 16,300 498
Seven Bank, Ltd. 27,500 63
SG Holdings Co., Ltd. 9,200 222
Shimadzu Corp. 2,700 77
Shimano, Inc. 600 137
Shimizu Corp. 70,100 485
Shin-Etsu Chemical Co., Ltd. 2,800 375
Shinsei Bank, Ltd. 21,300 256
Shizuoka Bank, Ltd. (The) 16,700 112
Showa Denko KK 2,200 37
SMC Corp. 800 422
Softbank Corp. 30,000 348
SoftBank Group Corp. 1,500 99
Sohgo Security Services Co., Ltd. 5,600 261
Sompo Japan Nipponkoa Holdings, Inc. 23,500 879
Sony Corp. 10,000 833
Square Enix Holdings Co., Ltd. 1,900 112
Stanley Electric Co., Ltd. 11,300 322
Subaru Corp. 44,292 815
Sumitomo Chemical Co., Ltd. 100,100 328
Sumitomo Corp. 77,400 853
Sumitomo Electric Industries, Ltd. 51,100 564
Sumitomo Heavy Industries, Ltd. 2,200 47
Sumitomo Metal Mining Co., Ltd. 13,300 414
Sumitomo Mitsui Financial Group, Inc. 37,100 1,028
Sumitomo Mitsui Trust Holdings, Inc. 21,700 581
Sumitomo Rubber Industries, Ltd. 26,200 231
Sundrug Co., Ltd. 9,900 368
Suntory Beverage & Food, Ltd. 1,300 45
Suzuki Motor Corp. 8,000 345
Sysmex Corp. 1,000 94
T&D Holdings, Inc. 27,500 275
Taiheiyo Cement Corp. 13,700 323
Taisei Corp. 7,021 218
Takeda Pharmaceutical Co., Ltd. 6,966 216
Teijin, Ltd. 22,000 338
Terumo Corp. 8,100 298
Tobu Railway Co., Ltd. 4,100 117
Toho Gas Co., Ltd. 2,000 103
Tohoku Electric Power Co., Inc. 51,700 455
Tokio Marine Holdings, Inc. 18,900 847
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 142,500 368
Tokyo Electron, Ltd. 5,200 1,394
Tokyo Gas Co., Ltd. 11,400 257
Tokyu Fudosan Holdings Corp. 84,100 368
Toppan Printing Co., Ltd. 32,500 412
Toray Industries, Inc. 112,600 511
Tosoh Corp. 31,000 505
Toyo Suisan Kaisha, Ltd. 9,600 478
Toyoda Gosei Co., Ltd. 10,200 259
Toyota Industries Corp. 8,000 517
Toyota Motor Corp. 67,900 4,447

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 937
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toyota Tsusho Corp. 21,700 608
Trend Micro, Inc. 6,500 365
Tsuruha Holdings, Inc. 4,100 573
Unicharm Corp. 8,200 381
Welcia Holdings Co., Ltd. 9,000 354
West Japan Railway Co. 1,100 47
Yakult Honsha Co., Ltd. 1,700 83
Yamada Denki Co., Ltd. 90,200 440
Yamaha Motor Co., Ltd. 18,300 262
Yamazaki Baking Co., Ltd. 14,300 235
Yokohama Rubber Co., Ltd. (The) 9,400 135
92,650
Jersey - 0.3%
Ferguson PLC 9,798 983
Polymetal International PLC 9,136 195
1,178
Luxembourg - 0.3%
ArcelorMittal SA(Æ) 39,109 531
RTL Group SA(Æ) 11,932 454
SES SA 53,095 425
Tenaris SA 13,090 63
1,473
Malaysia - 0.2%
CIMB Group Holdings BHD 131,378 93
Hartalega Holdings BHD 64,973 283
Malayan Banking BHD 107,700 182
Petronas Gas BHD 31,500 119
Public Bank BHD 13,234 48
Sime Darby Plantation BHD 105,218 123
Tenaga Nasional BHD 43,243 99
947
Mexico - 0.4%
Alfa SAB de CV Class A 102,112 68
America Movil SAB de CV 278,194 169
Arca Continental SAB de CV 17,895 78
Cemex SAB de CV 515,397 212
Coca-Cola Femsa SAB de CV 19,009 72
Fomento Economico Mexicano SAB de
CV 16,790 90
Gruma SAB de CV Class B 9,839 105
Grupo Aeroportuario del Pacifico SAB de
CV Class B 13,519 113
Grupo Aeroportuario del Sureste SAB de
CV Class B(Æ) 7,279 84
Grupo Financiero Banorte SAB de CV
Class O(Æ) 35,528 158
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 85,205 63
Grupo Mexico SAB de CV 57,874 164
Infraestructura Energetica Nova SAB
de CV 19,277 65
Kimberly-Clark de Mexico SAB de CV
Class A 54,515 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orbia Advance Corp. SAB de CV 38,228 68
Promotora y Operadora de
Infraestructura SAB de CV 13,360 88
Wal-Mart de Mexico SAB de CV 30,074 73
1,751
Netherlands - 2.3%
Adyen NV(Æ)(Þ) 424 715
ASML Holding NV 6,560 2,384
Exor NV 11,955 622
Ferrari NV 865 154
ING Groep NV(Æ) 127,794 877
Just Eat Takeaway.com NV(Æ)(Þ) 3,646 406
Koninklijke Ahold Delhaize NV 58,151 1,598
Koninklijke KPN NV 95,510 258
Koninklijke Vopak NV 8,053 419
NN Group NV 11,951 418
Qiagen NV(Æ) 1,834 87
Randstad NV(Æ) 14,800 740
Royal Dutch Shell PLC Class A 82,545 1,041
Wolters Kluwer NV 6,302 511
10,230
New Zealand - 0.4%
a2 Milk Co., Ltd. (The)(Æ) 30,489 295
Fisher & Paykel Healthcare Corp., Ltd. 21,702 502
Mercury NZ, Ltd. 65,021 230
Meridian Energy, Ltd. 93,215 327
Spark New Zealand, Ltd. 199,807 593
1,947
Norway - 0.5%
DNB ASA 26,950 364
Mowi ASA 28,948 457
Norsk Hydro ASA 70,951 199
Orkla ASA 80,871 765
Telenor ASA 16,340 252
Yara International ASA 10,483 365
2,402
Peru - 0.0%
Credicorp, Ltd. 465 53
Philippines - 0.0%
SM Investments Corp. 7,810 153
Poland - 0.2%
CD Projekt SA(Æ) 1,650 140
Cyfrowy Polsat SA 11,604 72
Dino Polska SA(Æ)(Þ) 3,481 192
Grupa Lotos SA 2,964 21
KGHM Polska Miedz SA(Æ) 6,311 189
Polski Koncern Naftowy ORLEN SA 4,143 40
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 12,180 58

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
938 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Powszechny Zaklad Ubezpieczen SA(Æ) 12,147 66
778
Portugal - 0.2%
Banco Espirito Santo SA Class C(Æ)(Š) 22,842 3
Energias de Portugal SA 97,228 479
Jeronimo Martins SGPS SA 33,361 529
1,011
Russia - 0.3%
Evraz PLC 13,788 64
Gazprom PJSC 92,007 180
Inter RAO Unified Energy Systems PJSC 996,482 64
Lukoil PJSC 4,352 222
MMC Norilsk Nickel PJSC 705 167
Novatek PJSC - GDR 1,097 132
Rosneft Oil Co. PJSC 15,929 70
Sberbank of Russia PJSC Class T 107,319 273
Surgutneftegas PJSC 265,965 110
Tatneft PJSC 21,809 113
1,395
Singapore - 0.6%
BOC Aviation, Ltd.(Þ) 12,800 79
CapitaLand, Ltd. 198,800 375
DBS Group Holdings, Ltd. 13,000 194
Oversea-Chinese Banking Corp., Ltd. 56,745 350
Singapore Telecommunications, Ltd. 226,100 337
United Overseas Bank, Ltd. 13,400 186
UOL Group, Ltd. 64,500 294
Wilmar International, Ltd. 227,500 673
2,488
South Africa - 0.9%
Anglo American Platinum, Ltd. 1,357 89
Anglo American PLC 68,274 1,603
AngloGold Ashanti, Ltd. 7,362 169
Bidvest Group, Ltd. (The) 10,355 86
Clicks Group, Ltd. 10,680 155
Discovery Holdings, Ltd. 14,482 95
Exxaro Resources, Ltd. 9,195 62
FirstRand, Ltd. 52,345 122
Gold Fields, Ltd. - ADR 18,028 196
Growthpoint Properties, Ltd.(ö) 86,717 57
Life Healthcare Group Holdings, Ltd.(Æ) 52,456 52
Mr Price Group, Ltd. 9,045 69
MTN Group, Ltd. 33,148 119
Naspers, Ltd. Class N 2,937 574
Old Mutual, Ltd. 94,317 54
Rand Merchant Investment Holdings,
Ltd. 27,648 48
Sanlam, Ltd. 46,734 136
Standard Bank Group, Ltd. 18,553 121
3,807
South Korea - 1.2%
Celltrion, Inc.(Æ) 1,169 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DB Insurance Co., Ltd. 2,274 89
Hana Financial Group, Inc. 4,912 133
Hyundai Glovis Co., Ltd. 866 129
Hyundai Marine & Fire Insurance Co.,
Ltd. 5,850 121
Hyundai Mobis Co., Ltd. 1,231 246
Hyundai Motor Co. 1,638 240
Industrial Bank of Korea 8,269 60
KB Financial Group, Inc. 4,792 171
Kia Motors Corp. 5,955 267
Korea Electric Power Corp. 5,183 92
KT&G Corp. 1,150 82
LG Corp. Class H 3,202 192
LG Electronics, Inc. Class H 1,292 96
LG Household & Health Care, Ltd. 121 159
NAVER Corp. 576 148
POSCO 852 157
Samsung Electronics Co., Ltd. 38,488 1,929
Samsung Fire & Marine Insurance Co.,
Ltd. 364 58
Shinhan Financial Group Co., Ltd. 7,152 193
SK Hynix, Inc. 3,984 282
SK Telecom Co., Ltd. 515 97
Woori Financial Group, Inc. 14,139 111
5,301
Spain - 1.7%
ACS Actividades de Construccion y
Servicios SA 21,961 522
Banco Bilbao Vizcaya Argentaria SA
- ADR 127,355 367
Banco Santander SA - ADR(Æ) 405,315 811
Bankinter SA 40,647 153
CaixaBank SA 170,316 311
Cellnex Telecom SA(Þ) 6,463 415
Enagas SA 17,524 379
Endesa SA - ADR 33,273 893
Ferrovial SA 11,791 255
Grifols SA 10,320 279
Iberdrola SA 75,356 889
Naturgy Energy Group SA 21,730 402
Red Electrica Corp. SA 33,410 589
Repsol SA - ADR 91,249 569
Telefonica SA - ADR 204,139 667
7,501
Sweden - 3.1%
Atlas Copco AB(Æ) 27,534 1,150
Bausch & Lomb, Inc.(Æ) 34,626 947
Electrolux AB 6,018 136
Epiroc AB Class B 11,834 170
Essity Aktiebolag Class B 18,929 548
Hennes & Mauritz AB Class B 6,242 101
Hexagon AB Class B 7,918 578
Husqvarna AB Class B 13,297 138
ICA Gruppen AB 8,224 389
Industrivarden AB Class C(Æ) 6,404 164

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 939
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Investor AB Class B 10,046 604
Kinnevik AB Class B(Æ) 6,472 266
L E Lundbergforetagen AB Class B 6,649 299
Lundin Petroleum AB 5,570 106
Sandvik AB(Æ) 42,901 764
Securitas AB Class B 7,388 105
Skandinaviska Enskilda Banken AB
Class A 78,218 672
Skanska AB Class B 34,581 650
SKF AB Class B 41,120 842
Svenska Handelsbanken AB Class A(Æ) 148,030 1,200
Swedbank AB Class A 39,152 615
Swedish Match AB 14,859 1,120
Tele2 AB Class B 28,831 342
Volvo AB Class B 99,353 1,935
13,841
Switzerland - 8.1%
ABB, Ltd. 3,556 86
Adecco Group AG 8,628 423
Alcon, Inc.(Æ) 2,993 170
Baloise Holding AG 5,610 768
Barry Callebaut AG 125 258
Chocoladefabriken Lindt & Spruengli
AG 90 1,185
Coca-Cola HBC AG - ADR(Æ) 5,429 123
Credit Suisse Group AG 56,373 532
EMS-Chemie Holding AG 282 248
Geberit AG 492 280
Givaudan SA 152 619
Glencore PLC(Æ) 593,848 1,200
Kuehne & Nagel International AG 3,672 733
LafargeHolcim, Ltd.(Æ) 28,716 1,231
Lonza Group AG 1,190 720
Nestle SA 66,531 7,476
Novartis AG 54,661 4,266
Pargesa Holding SA 4,480 330
Partners Group Holding AG 1,221 1,099
Roche Holding AG 16,603 5,330
Schindler Holding AG 1,659 424
SGS SA 250 624
Sika AG 741 182
Sonova Holding AG(Æ) 1,905 451
STMicroelectronics NV 6,644 203
Swatch Group AG (The) 2,888 118
Swatch Group AG (The) Class B 1,003 212
Swiss Life Holding AG 2,492 838
Swiss Prime Site AG Class A 4,566 384
Swiss Re AG 6,062 435
Swisscom AG 1,679 853
UBS Group AG 150,990 1,751
Vifor Pharma AG 1,535 172
Zurich Insurance Group AG 6,550 2,169
35,893
Taiwan - 1.9%
Asia Cement Corp. 56,489 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Asustek Computer, Inc. 13,489 115
Catcher Technology Co., Ltd. 22,000 139
Cathay Financial Holding Co., Ltd. 96,000 129
China Development Financial Holding
Corp. 260,814 76
China Life Insurance Co., Ltd. 120,011 80
Chunghwa Telecom Co., Ltd. 89,637 336
Compal Electronics, Inc. 179,412 117
CTBC Financial Holding Co., Ltd. 299,578 189
Far Eastern New Century Corp. 120,114 108
First Financial Holding Co., Ltd. 181,753 128
Formosa Chemicals & Fibre Corp. 43,614 105
Formosa Plastics Corp. 49,765 138
Fubon Financial Holding Co., Ltd. 116,000 165
Hon Hai Precision Industry Co., Ltd. 125,844 341
Hua Nan Financial Holdings Co., Ltd. 212,124 128
Largan Precision Co., Ltd. 1,590 169
Lite-On Technology Corp. 96,462 157
MediaTek, Inc. 7,326 173
Mega Financial Holding Co., Ltd. 150,846 145
Nan Ya Plastics Corp. 65,891 135
Pegatron Corp. 41,000 88
Pou Chen Corp. Class B 161,743 143
Powertech Technology, Inc. 50,000 148
Shin Kong Financial Holding Co., Ltd. 298,998 83
SinoPac Financial Holdings Co., Ltd. 386,900 145
Synnex Technology International Corp. 66,000 98
Taiwan Cement Corp. 147,175 209
Taiwan Cooperative Financial Holding
Co., Ltd. 263,805 177
Taiwan Semiconductor Manufacturing
Co., Ltd. 187,576 2,831
Uni-President Enterprises Corp. 73,938 159
United Microelectronics Corp. 388,000 415
Vanguard International Semiconductor
Corp. 52,554 172
Win Semiconductors Corp. 13,000 142
Wistron Corp. 121,829 122
WPG Holdings, Ltd. 57,053 78
Yuanta Financial Holding Co., Ltd. 274,801 171
8,335
Thailand - 0.2%
Advanced Info Service PCL 33,900 188
Airports of Thailand PCL 66,600 111
CP ALL PCL 35,000 60
Kasikornbank PCL 16,000 39
PTT Exploration & Production PCL 29,000 73
PTT PCL 113,000 113
Siam Commercial Bank PCL (The) 36,000 75
Thai Union Group PCL Class F 300,200 147
806
Turkey - 0.1%
Akbank TAS(Æ) 120,391 69
BIM Birlesik Magazalar AS 17,865 143
Eregli Demir ve Celik Fabrikalari TAS 108,959 124

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
940 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkcell Iletisim Hizmetleri AS 75,654 132
468
United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC 47,852 76
Aldar Properties PJSC 301,154 224
Dubai Islamic Bank PJSC 75,344 85
Emirates Telecommunications Group
Co. PJSC 50,073 230
First Abu Dhabi Bank PJSC 35,184 110
725
United Kingdom - 9.6%
3i Group PLC 35,660 444
Admiral Group PLC 8,431 300
Antofagasta PLC 32,666 436
Ashtead Group PLC 8,395 305
Associated British Foods PLC 14,183 312
AstraZeneca PLC 22,720 2,286
Auto Trader Group PLC(Þ) 42,290 317
AVEVA Group PLC 3,491 194
Aviva PLC 170,814 572
BAE Systems PLC 102,635 528
Barclays PLC 933,582 1,297
Barratt Developments PLC(Æ) 129,910 811
Berkeley Group Holdings PLC 14,540 764
BP PLC 129,385 331
British American Tobacco PLC 102,564 3,258
BT Group PLC 647,563 852
Bunzl PLC 13,665 425
Compass Group PLC 21,624 296
Croda International PLC(Æ) 2,522 197
Diageo PLC 21,603 699
Direct Line Insurance Group PLC 170,672 584
Experian PLC 22,075 806
Fiat Chrysler Automobiles NV 92,256 1,134
GlaxoSmithKline PLC - ADR 59,671 996
Halma PLC 22,749 698
HSBC Holdings PLC 382,984 1,616
Imperial Tobacco Group PLC 52,024 825
Informa PLC 12,340 67
Intertek Group PLC 1,209 87
ITV PLC(Æ) 336,446 316
J Sainsbury PLC 245,425 641
Johnson Matthey PLC 18,502 516
Kingfisher PLC(Æ) 223,609 832
Land Securities Group PLC(ö) 12,804 85
Legal & General Group PLC 383,170 921
Lloyds Banking Group PLC(Æ) 3,702,417 1,345
London Stock Exchange Group PLC 2,866 307
M&G PLC 187,528 357
Mondi PLC 21,928 416
National Grid PLC 76,162 907
Natwest Group PLC 307,463 495
Next PLC 5,137 389
Ocado Group PLC(Æ) 4,737 140
Pearson PLC 39,445 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Persimmon PLC Class A 38,483 1,168
Prudential PLC 29,345 358
Reckitt Benckiser Group PLC 4,822 425
RELX PLC 29,804 590
Rentokil Initial PLC(Æ) 15,536 106
Royal Dutch Shell PLC Class B 6,500 78
RSA Insurance Group PLC 96,557 532
Sage Group PLC (The) 43,217 356
Schroders PLC 2,156 73
Scottish & Southern Energy PLC 36,912 600
Segro PLC(ö) 70,827 828
Severn Trent PLC Class H 19,572 616
Smith & Nephew PLC 43,614 758
Smiths Group PLC 7,573 130
Spirax-Sarco Engineering PLC 2,655 388
St. James's Place PLC 7,346 86
Standard Chartered PLC 109,462 501
Standard Life Aberdeen PLC(Æ) 202,950 593
Taylor Wimpey PLC(Æ) 431,721 590
Tesco PLC 237,205 632
Unilever NV 11,820 668
Unilever PLC 11,480 655
United Utilities Group PLC 52,930 594
Vodafone Group PLC 305,145 408
Wausau Paper Corp. 119,070 953
Wm Morrison Supermarkets PLC 307,575 649
42,700
United States - 0.2%
NetEase, Inc. - ADR 1,210 105
TAL Education Group - ADR 5,103 340
Vipshop Holdings, Ltd. - ADR 12,677 271
716
Total Common Stocks
(cost $407,769) 416,680
Preferred Stocks - 0.9%
Brazil - 0.2%
Banco Bradesco SA
3.129% (Ÿ) 41,566 146
Cia Energetica de Minas Gerais
4.978% (Ÿ) 33,872 61
Itau Unibanco Holding SA
4.346% (Ÿ) 41,703 170
Itausa SA
2.786% (Ÿ) 100,804 160
Petroleo Brasileiro SA
1.809% (Ÿ) 34,374 113
Telefonica Brasil SA
7.363% (Ÿ) 17,378 129
779
Colombia - 0.0%
Bancolombia SA
6.082% (Ÿ) 16,697 106

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 941
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Germany - 0.7%
Fuchs Petrolub SE
1.993% (Ÿ) 2,713 140
Henkel AG & Co. KGaA
2.042% (Ÿ) 3,307 323
Porsche Automobil Holding SE
3.923% (Ÿ) 15,074 808
Sartorius AG
0.097% (Ÿ) 1,525 645
Volkswagen AG
3.165% due (Ÿ) 8,291 1,207
3,123
Russia - 0.0%
Surgutneftegas OJSC
2.481% (Ÿ) 310,868 142
South Korea - 0.0%
Samsung Electronics Co., Ltd.
2.410% (Ÿ) 1,897 84
Total Preferred Stocks
(cost $4,416) 4,234
Warrants and Rights - 0.0%
Hong Kong - 0.0%
Legend Holdings Corp.(Æ)
2023 Rights   2,053 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 2.0%
United States - 2.0%
U.S. Cash Management Fund(@) 8,906,713 (∞) 8,905
Total Short-Term Investments
(cost $8,905) 8,905
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 1,356,308 (∞) 1,356
Total Other Securities
(cost $1,356) 1,356
Total Investments - 97.1%
(identified cost $422,446) 431,175
Other Assets and Liabilities, Net
- 2.9%
12,772
Net Assets - 100.0%
443,947

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
942 Multifactor International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.6%
Adyen NV 12/20/19 EUR 424 814.94 346
715
Amundi SA 01/10/17 EUR 2,770 57.56 159
182
Auto Trader Group PLC 04/30/19 GBP 42,290 6.66 282
317
BOC Aviation, Ltd. 06/19/18 HKD 12,800 6.45 83
79
Cellnex Telecom SA 04/14/20 EUR 6,463 50.43 326
415
CGN Power Co., Ltd. 07/19/19 HKD 352,398 0.28 100
76
Covestro AG 07/20/16 EUR 9,289 53.45 496
443
Dino Polska SA 04/14/20 PLN 3,481 41.26 144
192
Hydro One, Ltd. 06/19/20 CAD 10,914 18.71 204
238
Innovent Biologics, Inc. 12/20/19 HKD 36,206 3.43 124
268
Just Eat Takeaway.com NV 04/14/20 EUR 3,646 98.99 361
406
Longfor Group Holdings, Ltd. 06/19/18 HKD 46,426 3.06 142
254
Moneta Money Bank AS 06/19/18 CZK 30,025 3.44 103
68
Orsted A/S 01/17/18 DKK 5,743 60.79 349
912
Pirelli & C SpA 06/19/18 EUR 57,779 6.25 361
241
Postal Savings Bank of China Co., Ltd. 06/19/18 HKD 119,506 0.68 82
59
Poste Italiane SpA 07/20/16 EUR 56,408 7.86 444
460
Siemens Healthineers AG 04/14/20 EUR 1,826 41.17 75
78
WH Group, Ltd. 04/30/19 HKD 944,000 0.93 882
742
Worldline SA 04/14/20 EUR 3,126 67.71 212
232
Wuxi Biologics (Cayman), Inc. 06/19/18 HKD 10,264 10.70 110
288
Zalando SE 12/20/19 EUR 6,180 48.53 300
577
7,242
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 761 EUR 22,518 12/20
(3,136)
FTSE 100 Index Futures 63 GBP 3,505 12/20
(389)
Hang Seng Index Futures 8 HKD 9,663 11/20
(27)
MSCI Singapore Index Futures 18 SGD 496 11/20
(14)
S&P/TSX 60 Index Futures 38 CAD 7,033 12/20
(237)
SPI 200 Index Futures 30 AUD 4,418 12/20
(5)
TOPIX Index Futures 104 JPY 1,635,919 12/20
(278)
Short Positions
MSCI Emerging Markets Index Futures 685 USD 37,740 12/20
(198)
S&P 500 E-Mini Index Futures 22 USD 3,591 12/20
118
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(4,166)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 4,657 AUD 6,500 12/16/20 (88)
Bank of America USD 5,021 NOK 45,000 12/16/20 (307)
Bank of America CHF 3,000 USD 3,263 12/16/20 (13)
Bank of America GBP 1,800 USD 2,325 12/16/20 (8)

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 943
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America JPY 400,000 USD 3,797 12/16/20 (26)
Bank of Montreal USD 3,181 CAD 4,199 12/16/20 (29)
Bank of Montreal USD 5,801 EUR 4,899 12/16/20 (89)
Bank of Montreal USD 1,438 GBP 1,107 12/16/20 (4)
Bank of Montreal USD 2,617 JPY 277,482 12/16/20 35
Bank of New York USD 3,188 CAD 4,199 12/16/20 (36)
Bank of New York USD 5,798 EUR 4,899 12/16/20 (87)
Bank of New York USD 1,439 GBP 1,107 12/16/20 (5)
Bank of New York USD 2,615 JPY 277,482 12/16/20 37
JPMorgan Chase USD 3,182 CAD 4,199 12/16/20 (30)
JPMorgan Chase USD 5,800 EUR 4,899 12/16/20 (88)
JPMorgan Chase USD 1,434 GBP 1,107 12/16/20 —
JPMorgan Chase USD 2,617 JPY 277,482 12/16/20 35
Royal Bank of Canada USD 3,182 CAD 4,199 12/16/20 (30)
Royal Bank of Canada USD 5,800 EUR 4,899 12/16/20 (88)
Royal Bank of Canada USD 1,434 GBP 1,107 12/16/20 —
Royal Bank of Canada USD 2,617 JPY 277,482 12/16/20 35
Standard Chartered USD 3,181 CAD 4,199 12/16/20 (28)
Standard Chartered USD 5,799 EUR 4,899 12/16/20 (88)
Standard Chartered USD 1,438 GBP 1,107 12/16/20 (4)
Standard Chartered USD 2,616 JPY 277,482 12/16/20 35
State Street USD 456 AUD 626 12/16/20 (15)
State Street USD 10 CHF 9 12/16/20 —
State Street USD 628 HKD 4,869 12/16/20 —
State Street NOK 23,682 USD 2,625 12/16/20 146
State Street SEK 25,874 USD 2,957 12/16/20 48
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(692)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 22,616 $ —
$ —
$ 22,616 5.1
Austria — 1,266 —
—
1,266 0.3
Argentina 216 — —
—
21 6 —*
Belgium — 4,086 —
—
4,086 0.9
Brazil 1,462 — —
—
1,462 0.3
Canada 30,969 — —
—
30,969 7.0
Cayman Islands — 1,312 —
—
1,312 0. 2
Chile 241 — —
—
241 —*
China 5,693 11,583 —
—
17,276 3. 9
Czech Republic — 68 —
—
68 —*
Denmark — 8,947 —
—
8,947 2.0
Finland — 8,724 —
—
8,724 2.0

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
944 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
France — 26,521 —
—
26,521 6.0
Germany 132 28,175 —
—
28,307 6.4
Greece — 160 —
—
160 —*
Hong Kong — 10,012 45
—
10,057 2.3
Hungary — 115 —
—
115 —*
Indonesia — 729 —
—
729 0.2
Ireland 62 3,878 —
—
3,940 0.9
Israel 498 2,851 —
—
3,349 0.8
Italy — 7,770 —
—
7, 770 1.8
Japan — 92,650 —
—
92,650 20. 9
Jersey — 1,178 —
—
1,178 0.3
Luxembourg — 1,473 —
—
1,473 0.3
Malaysia — 947 —
—
947 0.2
Mexico 1,751 — —
—
1,751 0.4
Netherlands — 10,230 —
—
10,230 2.3
New Zealand — 1,947 —
—
1,947 0.4
Norway — 2,402 —
—
2,402 0.5
Peru 53 — —
—
53 —*
Philippines — 153 —
—
153 —*
Poland — 778 —
—
778 0.2
Portugal — 1,008 3
—
1,011 0.2
Russia — 1,395 —
—
1,395 0.3
Singapore — 2,488 —
—
2,488 0.6
South Africa — 3,807 —
—
3,807 0.9
South Korea — 5,301 —
—
5,301 1.2
Spain — 7,501 —
—
7,501 1.7
Sweden — 13,841 —
—
13,841 3.1
Switzerland — 35,893 —
—
35,893 8.1
Taiwan — 8,335 —
—
8,335 1.9
Thailand — 806 —
—
806 0.2
Turkey — 468 —
—
468 0.1
United Arab Emirates — 725 —
—
725 0.2
United Kingdom — 42,700 —
—
42,700 9. 6
United States 716 — —
—
716 0.2
Preferred Stocks 885 3,349 — — 4,234 0 . 9
Warrants and Rights — — — — — —*
Short-Term Investments — — — 8,905 8,905 2.0
Other Securities — — — 1,356 1,356 0.3
Total Investments 42,678 378,188 48 10,261 431,175 9 7 . 1
Other Assets and Liabilities, Net 2 . 9

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 945
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
100.0
Other Financial Instruments
Assets
Futures Contracts 118 — — — 118 —*
Foreign Currency Exchange Contracts — 371 — — 371 0.1
A
Liabilities
Futures Contracts (4,284) — — — (4,284) ( 1 . 0 )
Foreign Currency Exchange Contracts — (1,063) — — (1,063) (0.2)
Total Other Financial Instruments
**
$ (4,166) $ (692) $ — $ — $ (4,858)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
52,162
Consumer Staples ...................................................................
32,602
Energy ....................................................................................
14,475
Financial Services ...................................................................
96,543
Health Care .............................................................................
39,928
Materials and Processing ........................................................
49,606
Producer Durables ..................................................................
51,292
Technology ..............................................................................
42,315
Utilities ...................................................................................
37,757
Preferred Stocks
Consumer Discretionary ..........................................................
2,015
Consumer Staples ...................................................................
323
Energy ....................................................................................
395
Financial Services ...................................................................
582
Technology ..............................................................................
729
Utilities ...................................................................................
190
Warrants and Rights ....................................................................
—
Short-Term Investments ................................................................
8,905
Other Securities ...........................................................................
1,356

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
946 Multifactor International Equity Fund
Total Investments .................................................................... 431,175

Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 947
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 371
Variation margin on futures contracts* 118 —
Total
$ 118 $ 371
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 4 , 284 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,063
Total
$ 4,284 $ 1,063
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,5 5 3) $ —
Foreign currency exchange contracts — 500
Total
$ (1,55 3) $ 500
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (5,014) $ —
Foreign currency exchange contracts — (534)
Total
$ (5,014) $ (534)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
948 Multifactor International Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,274 $ — $ 1,274
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 371 — 371
Total Financial and Derivative Assets
1,645 — 1,645
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,645 $ — $ 1,645
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 97 $ — $ 97 $ —
Bank of Montreal
35 35 — —
Bank of New York
37 37 — —
Citigroup
952 — 952 —
Credit Suisse
142 — 142 —
HSBC
83 — 83 —
JPMorgan Chase
35 35 — —
Royal Bank of Canada
35 35 — —
Standard Chartered
36 36 — —
State Street
193 16 — 177
Total
$ 1,645 $ 194 $ 1,274 $ 177

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 949
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,063 $ — $ 1,063
Total Financial and Derivative Liabilities
1,063 — 1,063
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,063 $ — $ 1,063
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 443 $ — $ — $ 443
Bank of Montreal 122 35 — 87
Bank of New York 127 37 — 90
JPMorgan Chase 118 35 — 83
Royal Bank of Canada 118 35 — 83
Standard Chartered 119 36 — 83
State Street 16 16 — —
Total
$ 1,063 $ 194 $ — $ 869
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
950 Multifactor International Equity Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 422,446
Investments, at fair value(*)(>) ......................................................................................................................................................
431,175
Foreign currency holdings(^) ......................................................................................................................................................... 3,970
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 371
Receivables:
Dividends and interest ....................................................................................................................................................... 1,380
Dividends from affiliated funds .......................................................................................................................................... 1
Fund shares sold ................................................................................................................................................................ 154
Foreign capital gains taxes recoverable ............................................................................................................................. 1,847
From broker(a) ................................................................................................................................................................... 12,183
Total assets .................................................................................................................................................
451,081
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 1 ,010
Fund shares redeemed ....................................................................................................................................................... 169
Accrued fees to affiliates .................................................................................................................................................... 140
Other accrued expenses ..................................................................................................................................................... 237
Variation margin on futures contracts ................................................................................................................................. 3 ,1 5 1
Deferred capital gains tax liability ..................................................................................................................................... 8
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,063
Payable upon return of securities loaned ....................................................................................................................................... 1,356
Total liabilities .............................................................................................................................................
7,134
Net Assets ............................................................................................................................................................
$ 443,947

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 951
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (105,40 3 )
Shares of beneficial interest ...........................................................................................................................................................
537
Additional paid-in capital ..............................................................................................................................................................
548,813
Net Assets ............................................................................................................................................................
$ 443,947
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M(#) ............................................................................................................................................ $ 8.27
Class M — Net assets ............................................................................................................................................................ $ 7,910,329
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 956,107
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 8.40
Class R6 — Net assets ........................................................................................................................................................... $ 34,633
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 4,125
Net asset value per share: Class S(#) .............................................................................................................................................. $ 8.26
Class S — Net assets ............................................................................................................................................................. $ 79,658,370
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 9,649,403
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 8.27
Class Y — Net assets ............................................................................................................................................................. $ 356,343,718
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 43,090,303
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,986
(*)     Securities on loan included in investments $ 1,274
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 10,261
(a)     Receivable from Broker for Futures $ 12,183
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
952 Multifactor International Equity Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 16,669
Dividends from affiliated funds ......................................................................................................................................... 138
Securities lending income (net) ......................................................................................................................................... 75
Less foreign taxes withheld ............................................................................................................................................... (1,582)
Total investment income ...............................................................................................................................................................
15,30 0
Expenses
Advisory fees .................................................................................................................................................................... 2,468
Administrative fees ........................................................................................................................................................... 267
Custodian fees ................................................................................................................................................................... 335
Transfer agent fees - Class M ............................................................................................................................................ 22
Transfer agent fees - Class S ............................................................................................................................................. 226
Transfer agent fees - Class Y ............................................................................................................................................ 19
Professional fees ............................................................................................................................................................... 117
Registration fees ............................................................................................................................................................... 75
Trustees’ fees .................................................................................................................................................................... 28
Printing fees ...................................................................................................................................................................... 29
Miscellaneous ................................................................................................................................................................... 25
Expenses before reductions .............................................................................................................................................. 3,611
Expense reductions ........................................................................................................................................................... (947)
Net expenses .................................................................................................................................................................................
2,664
Net investment income (loss) ........................................................................................................................................................
12,63 6
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (53,604)
Investments in affiliated funds .......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. (1,553)
Foreign currency exchange contracts ................................................................................................................................ 500
Foreign currency-related transactions ............................................................................................................................... 97
Net realized gain (loss) ..................................................................................................................................................................
(54,5 56 )
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (28,90 6 )
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (5,014)
Foreign currency exchange contracts ................................................................................................................................ (534)
Foreign currency-related transactions ............................................................................................................................... 58
Net change in unrealized appreciation (depreciation) ................................................................................................................... (34,39 7 )
Net realized and unrealized gain (loss) ......................................................................................................................................... (88,953)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (76,317)

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 953
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 12,63 6 $ 24,400
Net realized gain (loss) ...................................................................................................................... (54,556) 1,35 5
Net change in unrealized appreciation (depreciation) ....................................................................... (34,397) 31,0 60
Net increase (decrease) in net assets from operations ............................................................................. (76,317) 56,815
Distributions
To shareholders
Class M ......................................................................................................................................... (568) (375)
Class R6 ........................................................................................................................................ (1) (90)
Class S ........................................................................................................................................... (6,082) (4,024)
Class Y .......................................................................................................................................... (21,860) (20,106)
Net decrease in net assets from distributions .......................................................................................... (28,511) (24,595)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (190,27 5 ) (72,483)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(295,103) (40,263)
Net Assets
Beginning of period .................................................................................................................................
739,050 779,313
End of period ..........................................................................................................................................
$ 443,947 $ 739,050

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
954 Multifactor International Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 553 $ 4,541 584 $ 5,400
Proceeds from reinvestment of distributions 59 568 44 375
Payments for shares redeemed (1,048) (9,093) (422) (3,891)
Net increase (decrease)
(436) (3,984) 206 1,884
Class R6
Proceeds from shares sold 2 17 9 79
Proceeds from reinvestment of distributions —** 1 10 90
Payments for shares redeemed (1) (12) (316) (2,808)
Net increase (decrease)
1 6 (297) (2,639)
Class S
Proceeds from shares sold 5,219 43,979 6,700 61,321
Proceeds from reinvestment of distributions 630 6,081 457 3,904
Payments for shares redeemed (11,413) (100,502) (5,714) (52,813)
Net increase (decrease)
(5,564) (50,442) 1,443 12,412
Class Y
Proceeds from shares sold 3,561 30,594 3,483 31,931
Proceeds from reinvestment of distributions 2,263 21,86 0 2,352 20,106
Payments for shares redeemed (22,151) (188,309) (14,750) (136,177)
Net increase (decrease)
(16,327) (135,855) (8,915) (84,140)
Total increase (decrease)
(22,326) $ (190,275) (7,563) $ (72,483)
** Less than 500 shares
.

Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
956 Multifactor International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class M
October 31, 2020 9.73 .21 (1.26) (1.05) (.41) (.41)
October 31, 2019 9.33 .31 .38 .69 (.29) (.29)
October 31, 2018 10.40 .27 (1.07) (.80) (.27) (.27)
October 31, 2017 8.59 .20 1.81 2.01 (.20) (.20)
October 31, 2016 9.14 .22 (.52) (.30) (.25) (.25)
Class R6
October 31, 2020 9.72 .22 (1.27) (1.05) (.27) (.27)
October 31, 2019 9.33 .32 .37 .69 (.30) (.30)
October 31, 2018 10.40 .26 (1.06) (.80) (.27) (.27)
October 31, 2017 8.59 .17 1.84 2.01 (.20) (.20)
October 31, 2016(1) 7.79 .19 .61 .80 — —
Class S
October 31, 2020 9.71 .19 (1.24) (1.05) (.40) (.40)
October 31, 2019 9.31 .29 .39 .68 (.28) (.28)
October 31, 2018 10.38 .25 (1.06) (.81) (.26) (.26)
October 31, 2017 8.58 .26 1.73 1.99 (.19) (.19)
October 31, 2016 9.12 .21 (.52) (.31) (.23) (.23)
Class Y
October 31, 2020 9.72 .20 (1.23) (1.03) (.42) (.42)
October 31, 2019 9.33 .30 .39 .69 (.30) (.30)
October 31, 2018 10.39 .26 (1.05) (.79) (.27) (.27)
October 31, 2017 8.59 .22 1.78 2.00 (.20) (.20)
October 31, 2016 9.13 .23 (.52) (.29) (.25) (.25)

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 957
$
Net Asset Value,
End of
Period
%
Total
Return
(b)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
8.27 (11.37) 7,910 .81 .49 2.38 34
9.73 7.88 13,539 .78 .51 3.33 35
9.33 (7.91) 11,064 .77 .54 2.66 53
10.40 23.87 4,619 .74 .53 2.09 47
8.59 (3.25) 867 .79 .49 2.62 57
8.40 (11.23) 35 .67 .47 2.49 34
9.72 7.78 33 .63 .49 3.45 35
9.33 (7.90) 2,803 .62 .52 2.56 53
10.40 23.95 2,832 .58 .51 1.77 47
8.59 10.27 110 .62 .47 3.32 57
8.26 (11.41) 79,658 .81 .64 2.14 34
9.71 7.73 147,694 .77 .65 3.12 35
9.31 (8.03) 128,212 .77 .69 2.44 53
10.38 23.71 97,728 .73 .68 2.71 47
8.58 (3.35) 2,518 .78 .64 2.49 57
8.27 (11.24) 356,344 .61 .44 2.34 34
9.72 7.81 577,784 .58 .46 3.28 35
9.33 (7.80) 637,234 .57 .49 2.53 53
10.39 23.85 830,985 .56 .48 2.39 47
8.59 (3.11) 746,100 .59 .44 2.67 57

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
958 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 101,996
Administration fees 19,287
Transfer agent fees 15,956
Trustee fees 2,987
$ 140,226
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 419 $ 43,310 $ 42,373 $ — $ — $ 1,356 $ 14 $ —
U.S. Cash Management Fund 8,835 335,331 335,264 4 (1) 8,905 138 —
$ 9,254 $ 378,641 $ 377,637 $ 4 $ (1) $ 10,261 $ 152 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 432,926,960 $ 16,440,047 $ (18,751,783) $ (2,311,736) $ 9,103,111 $ (112,247,574)
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 28,511,291 $ — $ — $ 24,594,966 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Multifactor Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
960 Multifactor Bond Fund
Multifactor Bond Fund
-
Class Y
Total
Return
Inception* 5 .98%
Bloomberg Barclays Global Aggregate Bond Index (USD
Hedged) **
Total
Return
Inception* 5 .21%

Russell Investment Company
Multifactor Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Multifactor Bond Fund 961
Russell Investment Management, LLC (“RIM”) provides all
investment advisory and portfolio management services for the
Multifactor Bond Fund (the “Fund”), including developing the investment program for the Fund and managing the Fund’s overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the period of November 13, 2019 (inception of the Fund)
through October 31, 2020, the Fund’s Class Y Shares gained
5.98%. This is compared to the Fund’s benchmark, the Bloomberg
Barclays Global Aggregate Bond Index (USD Hedged), which
gained 5.21% during the same period. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the period of November 13, 2019 (inception of the Fund)
through October 31, 2020, the Morningstar World Bond Category,
a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 5.25%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2020 was an unprecedent and uncertain year. The unexpected global COVID-19 pandemic and
U.S. presidential election together created a turbulent market. In
March 2020, the spike in COVID-19 cases drove panic selling
so fiercely that equity market circuit breakers triggered four times. This panic selloff quickly spread across asset classes.
Investment grade CDX credit spread widened from 45 bps to as high as 156 bps before it fell to 67 bps at the end of the fiscal year.
The Federal Reserve Board quickly took action to cut short-term interest rates to near zero and promised to keep the rates at or around zero until the end of 2023. Congress, on the other hand, passed a stimulus package that included direct pay outs to many
U.S. taxpayers. With monetary policy and fiscal policy working in parallel, U.S. treasuries had strong one-year performance. The
10-year treasury, which began the fiscal year at a yield of 1.73%, fell to as low as 0.57% in March 2020 before ending the fiscal year at a yield of 0.86%.
Credit spread for investment grade corporate bonds experienced a V-shape recovery in this tumultuous year. The Bloomberg
Barclays U.S. Corporate Bond Index posted a total return of
7.05% for the fiscal year, below equivalent duration treasuries.
How did the investment strategies and techniques employed
by the Fund affect its benchmark relative performance?
The Fund was generally positioned long duration, which was a substantial positive for performance as interest rates fell. RIM meaningfully increased the Fund’s investment grade corporate overweight over the period as spreads widened out and
opportunities in credit became more plentiful, which led to a strong rebound in performance as spreads fell back to historical averages. On the flipside, the Fund was generally short U.S.
dollar, which proved particularly detrimental during the first quarter of 2020. Lastly, the selection and rotation of strategies within credit was a meaningful positive to performance, as early in the calendar year much of the Fund’s corporate exposure was obtained via CDX, a derivative instrument designed to track to performance of corporate bond spreads, which held up better than the cash bond market during March. Later in the year, more of the Fund’s corporate exposure was in physical investment grade corporate bonds, which rallied exceptionally well off the March lows on the back of strong policy support.
During the period, RIM managed multiple positioning strategies to seek to achieve the desired risk/return profile for the Fund.
RIM’s global investment grade intelligent credit positioning strategy, which screens securities based on value within the
Bloomberg Barclays Global Corporate Bond Index and purchases physical bonds that RIM believes to be undervalued, outperformed the Fund’s benchmark. The strategy benefited both from its longer duration nature as well as defensive security selection, which preserved value during the market sell off while still capturing much of the rally.
The global government positioning strategy, which seeks to
provide exposure to the non-corporate portion of the Fund’s
benchmark through the purchase of physical bonds and use of
derivatives such as bond futures and currency forwards, while also hedging the unintended risks (such as key rate and country level duration exposures) created by the differential between the
Fund's allocation to corporate bonds versus non-corporate bonds and the exposures of the Fund's benchmark, provided the desired exposure during the period.
RIM also managed currency factor (carry, value and trend) and rates factor (carry and value) strategies which seek to generate active returns through currency and international rates positioning, respectively, to reduce the Fund’s reliance on traditional fixed income market risks. These strategies utilize long and short positions in global government bond futures and currency forward contracts to seek to achieve their objectives. The Fund’s rates and currency factor strategies performed in opposite directions during the period, with the rates strategy producing solid positive performance while the currency factors were a slight drag. Within the rates strategy, the global decline in interest rates led to considerable convergence in global interest rates, which was an especially positive tailwind for the value component of the rates

Russell Investment Company
Multifactor Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
962 Multifactor Bond Fund
factors. Among currency factors, trend was especially negative during the year as the market whipsawed trend investors.
During the period, RIM also implemented numerous tactical
positioning strategies via derivatives that added to Fund
performance during the period. RIM utilized interest rate
derivatives to extend duration throughout the period, which had the greatest impact on total performance. RIM also utilized credit default swaps to tactically increase credit risk as the market sold off and subsequently capture the market rally. The Fund’s tactical positions in developed market currencies via currency forwards had a muted impact.
Describe any changes to the Fund’s structure.
There were no significant changes to the Fund’s structure during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
* Assumes initial investment on November 13, 2019.
** The Bloomberg Barclays Global Aggregate Bond Index (USD-Hedged) represents a close estimation of the performance that can be achieved by hedging the currency exposure of its parent index, the Bloomberg Barclays Global Aggregate Bond Index, to USD. The index is 100% hedged to the USD by selling the forwards of all the currencies in the parent index at the one-month Forward rate. The parent index, the Bloomberg Barclays Global Aggregate Bond Index, measures the performance of the global investment grade, fixed-rate bond markets and includes government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers .
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multifactor Bond Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
Multifactor Bond Fund 963
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,029.80 $ 1,023.83
Expenses Paid During Period* $ 1.33 $ 1.32
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/354 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
964 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 95.1%
Corporate Bonds and Notes - 18.8%
Air Lease Corp.
2.625% due 07/01/22 240 244
Ally Financial, Inc.
5.800% due 05/01/25 190 222
Apple, Inc.
3.000% due 02/09/24 204 219
Arch Capital Group, Ltd.
3.635% due 06/30/50 192 206
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 204 222
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 204 221
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 147 196
Berkshire Hathaway, Inc.
2.750% due 03/15/23 210 221
Boardwalk Pipelines, LP
3.400% due 02/15/31 203 195
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 233 226
Brookfield Finance LLC
3.450% due 04/15/50 206 200
Burlington Northern Santa Fe LLC
4.900% due 04/01/44 156 209
Capital One Financial Corp.
3.650% due 05/11/27 195 216
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 200 226
Daimler Finance NA LLC
3.400% due 02/22/22 (Þ) 247 256
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 213 232
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 199 202
Diamond 1 Finance Corp. / Diamond 2
Finance Corp
8.100% due 07/15/36 (Þ) 149 201
Energy Transfer Operating, LP
7.500% due 07/01/38 198 228
Enstar Group, Ltd.
4.950% due 06/01/29 228 251
Enterprise Products Operating LLC
Series D
6.875% due 03/01/33 190 252
Exelon Generation Co. LLC
5.600% due 06/15/42 183 206
FirstEnergy Corp.
Series C
7.375% due 11/15/31 143 190
Flowserve Corp.
1.250% due 03/17/22 227 264
GE Capital Funding, LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.400% due 05/15/30 (Þ) 204 222
General Electric Co.
Series GMTN
6.875% due 01/10/39 195 257
General Motors Co.
6.125% due 10/01/25 200 234
General Motors Financial Co., Inc.
3.700% due 05/09/23 249 262
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 236 263
HCA, Inc.
5.250% due 06/15/49 200 243
HollyFrontier Corp.
4.500% due 10/01/30 211 197
Host Hotels & Resorts, LP
Series I
3.500% due 09/15/30 210 201
Inter-American Development Bank
3.125% due 09/18/28 550 644
Jefferies Group LLC
Series EMTN
6.250% due 01/15/36 182 229
Kinder Morgan Energy Partners, LP
6.550% due 09/15/40 167 208
Lincoln National Corp.
4.375% due 06/15/50 177 205
Marriott International, Inc.
Series GG
3.500% due 10/15/32 200 197
McDonald's Corp.
4.700% due 12/09/35 156 199
Microsoft Corp.
3.500% due 02/12/35 165 200
MidAmerican Energy Co.
4.250% due 07/15/49 155 198
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 239 258
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 225 245
ONEOK Partners, LP
6.125% due 02/01/41 214 223
PacifiCorp
6.250% due 10/15/37 144 206
Plains All American Pipeline, LP/ PAA
Finance Corp.
5.150% due 06/01/42 259 237
Precision Castparts Corp.
3.250% due 06/15/25 200 221
Raytheon Technologies Corp.
3.200% due 03/15/24 (Þ) 205 220
Santander Holdings, Inc.
Series FXD
3.500% due 06/07/24 244 263
Southern Power Co.
5.150% due 09/15/41 184 214
Spectra Energy Partners, LP

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 965
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 03/15/24 197 219
Sunoco Logistics Partners Operations,
LP
5.950% due 12/01/25 219 251
Synchrony Financial
3.700% due 08/04/26 225 243
Sysco Corp.
3.300% due 07/15/26 242 264
Thermo Fisher Scientific, Inc.
0.750% due 09/12/24 226 271
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 212 232
Upjohn Finance BV
2.700% due 06/22/30 (Þ) 206 212
Walmart, Inc.
2.350% due 12/15/22 249 259
13,302
International Debt - 14.1%
Adani Ports and Special Economic Zone,
Ltd.
Series REGS
4.200% due 08/04/27 200 201
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 213 232
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 206 205
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 225 237
Altria Group, Inc.
3.125% due 06/15/31 EUR 190 258
America Movil SAB de CV
3.125% due 07/16/22 227 235
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 09/06/24 AUD 340 264
AT&T, Inc.
Series MPLE
4.850% due 05/25/47 CAD 256 214
Azure Orbit IV International Finance,
Ltd.
3.750% due 01/25/23 246 257
Banco Santander Mexico SA
Series REGS
5.375% due 04/17/25 211 236
Bangkok Bank PCL
Series REGS
4.050% due 03/19/24 198 214
Bank of America Corp.
Series MPLE
3.407% due 09/20/25 (Canada
Bankers Acceptances 3 Month Rate +
1.202%)(Ê) CAD 294 238
Bank of Nova Scotia (The)
1.950% due 02/01/23 215 222
Barclays PLC
5.250% due 08/17/45 157 210
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Becton Dickinson and Co.
1.000% due 12/15/22 EUR 224 265
BNP Paribas SA
3.500% due 03/01/23 (Þ) 241 256
Bocom Leasing Management Hong Kong
Co., Ltd.
4.375% due 01/22/24 200 215
Booking Holdings, Inc.
0.800% due 03/10/22 EUR 226 266
Brookfield Finance, Inc.
4.350% due 04/15/30 174 204
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 218 235
Celulosa Arauco y Constitucion SA
Series REGS
5.150% due 01/29/50 229 247
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 227 237
DH Europe Finance II SARL
0.450% due 03/18/28 211 248
DIB Sukuk, Ltd.
3.625% due 02/06/23 247 257
Enel SpA
4.875% due 06/14/29 (Þ) 183 222
Eni SpA
Series X-R
4.750% due 09/12/28 (Þ) 191 222
Exxon Mobil Corp.
1.408% due 06/26/39 EUR 171 198
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 200 216
Lukoil International Finance BV
Series REGS
4.563% due 04/24/23 240 254
Marubeni Corp.
1.319% due 09/18/25 206 205
National Grid NA, Inc.
0.750% due 02/11/22 EUR 200 236
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 202 205
PepsiCo, Inc.
2.150% due 05/06/24 CAD 257 201
SF Holding Investment, Ltd.
4.125% due 07/26/23 200 214
SIB Sukuk Co. III, Ltd.
4.231% due 04/18/23 243 259
Societe Generale SA
4.250% due 04/14/25 (Þ) 243 262
Southern Copper Corp.
7.500% due 07/27/35 137 201
Sura Asset Management SA
Series REGS
4.875% due 04/17/24 236 257
Tencent Holdings, Ltd.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
966 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.575% due 04/11/26 185 204
Trust Fibra Uno
Series REGS
6.390% due 01/15/50 205 213
Verizon Communications, Inc.
4.500% due 08/17/27 AUD 320 269
Wells Fargo & Co.
2.125% due 12/20/23 GBP 191 257
Zimmer Biomet Holdings, Inc.
1.414% due 12/13/22 EUR 221 262
10,010
Non-US Bonds - 45.8%
Aareal Bank AG
0.375% due 04/10/24 EUR 200 234
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 CAD 244 200
AltaLink, LP
3.717% due 12/03/46 CAD 224 198
Anglo American Capital PLC
3.250% due 04/03/23 EUR 197 247
Anheuser-Busch InBev SA
9.750% due 07/30/24 GBP 119 206
AP Moller - Maersk A/S
1.500% due 11/24/22 EUR 204 245
Assicurazioni Generali SpA
5.500% due 10/27/47 (3 Month
EURIBOR + 5.350%)(Ê) EUR 191 259
Australia Government International
Bond
Series 153
2.250% due 11/21/22 AUD 34 25
Series 154
2.750% due 11/21/29 AUD 20 17
AXA SA
6.686% due 07/29/49 (GBP 3 Month
LIBOR + 2.750%)(Ê)(ƒ) GBP 157 245
Bayer Capital Corp. BV
0.625% due 12/15/22 EUR 200 237
Becton Dickinson and Co.
1.208% due 06/04/26 EUR 224 270
BG Energy Capital PLC
1.250% due 11/21/22 EUR 200 238
Bonos y Obligaciones del Estado
Government International Bonds
5.150% due 10/31/28 (Þ) EUR 45 74
Brookfield Asset Management Inc.
5.040% due 03/08/24 CAD 308 257
Bundesrepublik Deutschland
Zero coupon due 08/15/50 EUR 212 263
Canadian Government International
Bond
0.250% due 03/01/26 CAD 665 495
Carrefour SA
0.875% due 06/12/23 EUR 200 238
CNH Industrial Finance Europe SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.375% due 05/23/22 EUR 223 265
Compass Group PLC
1.875% due 01/27/23 EUR 200 244
Conti-Gummi Finance BV
2.125% due 11/27/23 EUR 200 245
Czech Republic Government
International Bond
Series 100
0.250% due 02/10/27 CZK 2,900 120
Danaher Corp.
2.500% due 03/30/30 EUR 164 225
Denmark Government International
Bond
1.750% due 11/15/25 DKK 1,331 234
DH Europe Finance II SARL
1.200% due 06/30/27 EUR 198 245
DVB Bank SE
1.000% due 04/25/22 EUR 200 234
Enbridge Pipelines, Inc.
5.350% due 11/10/39 CAD 277 255
Enbridge, Inc.
5.570% due 11/14/35 CAD 285 258
Enel SpA
5.250% due 05/20/24 EUR 185 257
Engie Alliance GIE
5.750% due 06/24/23 EUR 188 253
Engie SA
0.375% due 02/28/23 EUR 200 236
European Financial Stability Facility
0.950% due 02/14/28 EUR 535 689
European Investment Bank
2.700% due 01/12/23 AUD 250 185
0.100% due 10/15/26 EUR 815 988
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 312 254
Fomento Economico Mexicano SAB de
CV
1.750% due 03/20/23 EUR 218 264
France Government International Bond
0.500% due 05/25/26 EUR 230 285
4.000% due 04/25/60 EUR 310 836
Fresenius Finance Ireland PLC
1.500% due 01/30/24 EUR 166 202
Gatwick Funding, Ltd.
6.125% due 03/02/26 GBP 144 215
GE Capital European Funding Unlimited
Co.
6.025% due 03/01/38 EUR 148 234
GlaxoSmithKline Capital PLC
1.375% due 12/02/24 EUR 195 242
HSBC Bank PLC
4.750% due 03/24/46 GBP 152 246
HSBC Holdings PLC
1.500% due 03/15/22 EUR 202 240
Hungary Government International Bond
Series 24/C
2.500% due 10/24/24 HUF 25,000 83

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 967
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iberdrola Finanzas SAU
6.000% due 07/01/22 GBP 150 212
Iberdrola International BV
1.750% due 09/17/23 EUR 200 246
Immofinanz AG
2.625% due 01/27/23 EUR 200 236
Innogy Finance BV
3.000% due 01/17/24 EUR 206 264
Intermediate Capital Group PLC
1.625% due 02/17/27 EUR 243 266
Intesa Sanpaolo SpA
1.125% due 03/04/22 EUR 217 257
Investec PLC
4.500% due 05/05/22 GBP 150 202
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/21 EUR 550 646
0.600% due 06/15/23 EUR 250 298
0.350% due 02/01/25 EUR 250 296
Japan 20 Year Government International
Bond
Series 163
0.600% due 12/20/37 JPY 45,000 448
Series 165
0.500% due 06/20/38 JPY 176,000 1,721
Series 31
2.200% due 09/20/39 JPY 57,350 727
Series 33
2.000% due 09/20/40 JPY 74,000 919
Series 37
1.900% due 09/20/42 JPY 71,000 880
Jyske Bank A/S
0.625% due 06/20/24 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 0.950%)(Ê) EUR 200 235
Kreditanstalt Fuer Wiederaufbau
0.500% due 09/15/27 EUR 300 375
Legal & General Group PLC
5.500% due 06/27/64 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.170%)(Ê) GBP 167 255
Lithuania Government International
Bond
2.100% due 05/26/47 EUR 120 196
Lloyds Bank Corporate Markets PLC
1.500% due 06/23/23 GBP 171 225
Lloyds Bank PLC
Series EMTN
13.000% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 13.400%)(Ê)(ƒ) GBP 107 242
Loblaw Cos., Ltd.
4.860% due 09/12/23 CAD 311 257
LVMH Moet Hennessy Louis Vuitton SE
0.125% due 02/28/23 EUR 200 235
M&G PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.340% due 12/19/63 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.724%)(Ê) GBP 158 248
Mediobanca Banca di Credito
Finanziario SpA
0.875% due 01/15/26 EUR 225 264
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 3,110 157
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 EUR 360 434
Netherlands Government International
Bond
0.750% due 07/15/27 (Þ) EUR 200 256
Network Rail Infrastructure Finance PLC
4.750% due 11/29/35 GBP 50 101
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 NZD 111 94
Nordic Investment Bank
3.400% due 02/06/26 AUD 250 201
Northern Powergrid Holdings Co.
7.250% due 12/15/22 GBP 160 236
Norway Government International Bond
Series 478
1.500% due 02/19/26 (Þ) NOK 650 72
Pembina Pipeline Corp.
2.990% due 01/22/24 CAD 330 258
Poland Government International Bond
Series 1029
2.750% due 10/25/29 PLN 830 239
Repsol International Finance BV
0.500% due 05/23/22 EUR 200 236
Rogers Communications, Inc.
4.000% due 06/06/22 CAD 318 251
Santander UK Group Holdings PLC
1.125% due 09/08/23 EUR 208 247
7.037% due 08/29/49 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.750%)(Ê)(ƒ) GBP 162 237
Scottish Widows, Ltd.
5.500% due 06/16/23 GBP 175 249
Sky, Ltd.
1.875% due 11/24/23 EUR 213 264
Spain Bonos y Obligaciones del Estado
Bonds
0.450% due 10/31/22 EUR 1,000 1,187
Standard Chartered PLC
5.125% due 06/06/34 GBP 165 253
Sweden Government International Bond
Series 1058
2.500% due 05/12/25 SEK 1,510 192
Sysco Canada, Inc.
3.650% due 04/25/25 CAD 324 259
Telefonica Emisiones SA
5.289% due 12/09/22 GBP 150 213

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
968 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TELUS Corp.
Series CJ
3.350% due 03/15/23 CAD 327 258
Terega
2.200% due 08/05/25 EUR 200 255
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 GBP 191 262
Toronto-Dominion Bank (The)
Series DPNT
1.994% due 03/23/22 CAD 337 258
Total Capital International SA
0.250% due 07/12/23 EUR 200 236
Trinity Acquisition PLC
2.125% due 05/26/22 EUR 220 262
Unilever Capital Corp.
1.000% due 06/03/23 EUR 207 249
United Kingdom Gilt
0.875% due 10/22/29 GBP 107 147
3.500% due 01/22/45 GBP 280 577
4.250% due 12/07/46 GBP 150 351
United Parcel Service, Inc.
0.375% due 11/15/23 EUR 217 257
Upjohn Finance BV
1.908% due 06/23/32 EUR 184 228
Volkswagen International Finance NV
0.625% due 04/01/22 EUR 211 248
0.500% due 06/20/22 EUR 210 247
Series EMTN
0.875% due 01/16/23 EUR 209 248
Westcoast Energy, Inc.
3.120% due 12/05/22 CAD 326 255
Woolworths Group, Ltd.
2.850% due 04/23/24 AUD 360 270
32,376
United States Government Treasuries - 16.4%
United States Treasury Notes
0.125% due 06/30/22 1,255 1,255
0.125% due 07/15/23 1,065 1,063
1.250% due 08/31/24 1,000 1,037
1.500% due 11/30/24 1,160 1,216
0.250% due 06/30/25 100 100
1.625% due 10/31/26 700 745
2.375% due 05/15/27 1,120 1,248
5.250% due 02/15/29 106 145
1.625% due 08/15/29 660 707
1.500% due 02/15/30 300 318
6.250% due 05/15/30 500 751
5.375% due 02/15/31 440 636
3.000% due 11/15/44 110 142
3.000% due 05/15/45 225 291
2.250% due 08/15/49 1,735 1,979
11,633
Total Long-Term Investments
(cost $64,521) 67,321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 3.6%
U.S. Cash Management Fund(@) 2,528,033(∞) 2,528
Total Short-Term Investments
(cost $2,528) 2,528
Total Investments - 98.7%
(identified cost $67,049) 69,849
Other Assets and Liabilities,
Net - 1.3%
904
Net Assets - 100.0%
70,753

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 969
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
6.4%
Bayer US Finance II LLC 11/13/19 204,000 103.47 211
222
Bayer US Finance LLC 11/14/19 204,000 102.20 208
221
BNP Paribas SA 02/04/20 241,000 103.28 249
256
Bonos y Obligaciones del Estado Government International Bonds 11/13/19 EUR 45,000 151.62 68
74
Daimler Finance NA LLC 11/14/19 247,000 101.48 251
256
Delta Air Lines Pass-Through Trust 06/18/20 213,000 106.88 228
232
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 10/20/20 199,000 102.91 205
202
Deutsche Telekom International Finance BV 04/27/20 227,000 102.42 232
237
Diamond 1 Finance Corp. / Diamond 2 Finance Corp 10/20/20 149,000 136.21 203
201
Enel SpA 02/04/20 183,000 114.84 210
222
Eni SpA 11/13/19 191,000 110.89 212
222
GE Capital Funding, LLC 07/15/20 204,000 106.30 217
222
Nestle Holdings, Inc. 02/04/20 239,000 104.25 249
258
Netherlands Government International Bond 11/13/19 EUR 200,000 117.82 236
256
NGPL PipeCo LLC 04/27/20 225,000 101.83 229
245
Nissan Motor Acceptance Corp. 10/20/20 202,000 101.50 205
205
Norway Government International Bond 07/16/20 NOK 650,000 11.38 74
72
Raytheon Technologies Corp. 06/08/20 205,000 105.97 217
220
Societe Generale SA 11/14/19 243,000 104.01 253
262
T-Mobile USA, Inc. 06/18/20 212,000 108.56 230
232
Upjohn Finance BV 07/15/20 206,000 105.49 217
212
4,529
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
970 Multifactor Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
10-Year Mini Japanese Government Bond Futures 11 JPY 167,068 12/20
—
Australia 10 Year Government Bond Futures 30 AUD 4,484 12/20
33
Euro-Bobl Futures 4 EUR 544 12/20
4
Euro-Bund Futures 20 EUR 3,523 12/20
50
Japanese 10 Year Government Bond Futures 2 JPY 303,759 12/20
—
Long Gilt Futures 1 GBP 136 12/20
(1)
United States 2 Year Treasury Note Futures 1 USD 221 12/20
—
United States 5 Year Treasury Note Futures 1 USD 126 12/20
—
United States 10 Year Treasury Note Futures 34 USD 4,699 12/20
(30)
United States Treasury Long Bond Futures 2 USD 345 12/20
(9)
United States Treasury Ultra Bond Futures 2 USD 430 12/20
(13)
Short Positions
Canadian 10 Year Government Bond Futures 12 CAD 1,812 12/20
8
Euro-Bund Futures 14 EUR 2,466 12/20
(34)
Long Gilt Futures 6 GBP 814 12/20
1
United States 2 Year Treasury Note Futures 15 USD 3,313 12/20
1
United States 5 Year Treasury Note Futures 7 USD 879 12/20
1
United States 10 Year Treasury Note Futures 23 USD 3,179 12/20
21
United States Treasury Long Bond Futures 1 USD 172 12/20
5
United States Treasury Ultra Bond Futures 2 USD 430 12/20
14
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
51
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 18 AUD 24 11/24/20 (1)
Bank of America USD 40 AUD 57 11/24/20 —
Bank of America USD 175 CAD 230 12/16/20 (2)
Bank of America USD 264 EUR 222 12/16/20 (5)
Bank of America USD 13 GBP 10 12/16/20 —
Bank of America USD 32 NOK 284 11/24/20 (2)
Bank of America USD 38 NOK 360 11/24/20 —
Bank of America USD 562 NOK 5,301 11/24/20 (7)
Bank of America USD 9 PLN 35 12/16/20 —
Bank of America USD 609 SEK 5,460 11/24/20 5
Bank of America AUD 12 USD 9 11/24/20 —
Bank of America AUD 1,756 USD 1,271 11/24/20 35
Bank of America JPY 2,700 USD 26 12/16/20 —
Bank of America NOK 11,448 USD 1,294 11/24/20 94
Bank of America PLN 35 USD 9 12/16/20 1
Bank of America SEK 5,460 USD 631 11/24/20 18
Bank of Montreal CAD 1,322 USD 1,002 12/16/20 9
Bank of Montreal EUR 3,415 USD 4,044 12/16/20 62
Bank of Montreal GBP 894 USD 1,161 12/16/20 3
Bank of Montreal JPY 98,430 USD 928 12/16/20 (12)
Bank of New York CAD 1,322 USD 1,004 12/16/20 11

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 971
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York EUR 3,415 USD 4,042 12/16/20 61
Bank of New York GBP 894 USD 1,162 12/16/20 4
Bank of New York JPY 98,430 USD 928 12/16/20 (13)
Citigroup USD 28 CHF 25 11/24/20 —
Citigroup USD 73 CHF 66 11/24/20 —
Citigroup USD 451 GBP 350 11/24/20 2
Citigroup USD 536 GBP 405 11/24/20 (11)
Citigroup USD 1,357 GBP 1,018 11/24/20 (39)
Citigroup CHF — USD — 11/24/20 —
Citigroup CHF 1,730 USD 1,921 11/24/20 33
Citigroup GBP 620 USD 796 11/24/20 (7)
JPMorgan Chase USD 1,389 NOK 13,000 12/16/20 (28)
JPMorgan Chase CAD 1,000 USD 758 12/16/20 7
JPMorgan Chase CAD 1,322 USD 1,002 12/16/20 9
JPMorgan Chase EUR 3,415 USD 4,043 12/16/20 63
JPMorgan Chase GBP 894 USD 1,158 12/16/20 —
JPMorgan Chase JPY 98,430 USD 928 12/16/20 (13)
JPMorgan Chase MXN 1,751 USD 80 12/16/20 (2)
JPMorgan Chase SEK 6,000 USD 679 12/16/20 4
Royal Bank of Canada USD 1,917 CAD 2,526 11/24/20 (21)
Royal Bank of Canada USD 10 CAD 14 12/16/20 —
Royal Bank of Canada USD 11 CAD 15 12/16/20 —
Royal Bank of Canada USD 24 CAD 31 12/16/20 —
Royal Bank of Canada USD 301 EUR 257 11/24/20 (2)
Royal Bank of Canada USD 1,922 EUR 1,608 11/24/20 (48)
Royal Bank of Canada USD 15 EUR 13 12/16/20 —
Royal Bank of Canada USD 13 GBP 10 12/16/20 —
Royal Bank of Canada USD 25 GBP 19 12/16/20 —
Royal Bank of Canada USD 33 JPY 3,500 12/16/20 —
Royal Bank of Canada AUD 7 USD 5 12/16/20 —
Royal Bank of Canada CAD 55 USD 41 11/24/20 —
Royal Bank of Canada CAD 60 USD 46 11/24/20 1
Royal Bank of Canada CAD 825 USD 616 11/24/20 (4)
Royal Bank of Canada CAD 213 USD 162 12/16/20 2
Royal Bank of Canada CAD 1,322 USD 1,002 12/16/20 9
Royal Bank of Canada EUR 285 USD 339 11/24/20 8
Royal Bank of Canada EUR 307 USD 358 11/24/20 —
Royal Bank of Canada EUR 20 USD 23 12/16/20 —
Royal Bank of Canada EUR 40 USD 47 12/16/20 —
Royal Bank of Canada EUR 72 USD 84 12/16/20 1
Royal Bank of Canada EUR 3,415 USD 4,043 12/16/20 60
Royal Bank of Canada GBP 19 USD 25 12/16/20 —
Royal Bank of Canada GBP 20 USD 26 12/16/20 —
Royal Bank of Canada GBP 894 USD 1,158 12/16/20 —
Royal Bank of Canada JPY 1,000 USD 9 12/16/20 —
Royal Bank of Canada JPY 98,430 USD 928 12/16/20 (12)
Royal Bank of Canada MXN 1,751 USD 80 12/16/20 (2)
State Street USD 533 CAD 700 12/16/20 (8)
State Street USD 225 EUR 190 12/16/20 (4)
State Street USD 506 GBP 390 12/16/20 —
State Street USD 2 HUF 625 12/16/20 —
State Street USD 309 JPY 32,317 11/24/20 —

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
972 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 629 JPY 66,190 11/24/20 3
State Street USD 3 NZD 4 11/24/20 —
State Street USD 621 NZD 944 11/24/20 3
State Street AUD 1,747 USD 1,272 12/16/20 44
State Street CAD 53 USD 40 12/16/20 —
State Street CZK 2,829 USD 126 12/16/20 5
State Street DKK 1,509 USD 240 12/16/20 4
State Street GBP 30 USD 39 12/16/20 —
State Street HUF 26,945 USD 89 12/16/20 4
State Street JPY 32,994 USD 313 11/24/20 (2)
State Street JPY 65,513 USD 620 11/24/20 (6)
State Street JPY 1,370 USD 13 12/16/20 —
State Street NOK 699 USD 78 12/16/20 4
State Street NZD 12 USD 8 11/24/20 —
State Street NZD 39 USD 26 11/24/20 —
State Street NZD 140 USD 94 12/16/20 1
State Street PLN 975 USD 260 12/16/20 14
State Street SEK 1,730 USD 198 12/16/20 3
UBS CAD 1,322 USD 1,003 12/16/20 10
UBS EUR 3,415 USD 4,046 12/16/20 65
UBS GBP 894 USD 1,161 12/16/20 3
UBS JPY 98,430 USD 928 12/16/20 (13)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
401
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 13,302 $ —
$ —
$ 13,302 18.8
International Debt — 10,010 —
—
10,010 14.1
Non-US Bonds — 32,376 —
—
32,376 45.8
United States Government Treasuries — 11,633 —
—
11,633 16.4
Short-Term Investments — — —
2,528
2,528 3.6
Total Investments — 67,321 — 2,528 69,849 98.7
Other Assets and Liabilities, Net 1.3
100.0

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 973
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 13 8 — — — 13 8 0. 2
Foreign Currency Exchange Contracts — 66 5 — — 66 5 0. 9
A
Liabilities
Futures Contracts (87) — — — (87) (0.1)
Foreign Currency Exchange Contracts — (264) — — (264) (0.4)
Total Other Financial Instruments
*
$ 51 $ 401 $ — $ — $ 45 2
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
311
Austria ....................................................................................
236
Belgium ..................................................................................
206
Canada ....................................................................................
4,374
Chile .......................................................................................
247
China ......................................................................................
911
Colombia .................................................................................
257
Czech Republic .......................................................................
120
Denmark .................................................................................
714
Finland ...................................................................................
201
France .....................................................................................
3,338
Germany .................................................................................
1,827
Hong Kong ..............................................................................
215
Hungary ..................................................................................
83
India .......................................................................................
201
Ireland ....................................................................................
856
Italy ........................................................................................
2,498
Japan ......................................................................................
5,107
Jersey ......................................................................................
215
Lithuania ................................................................................
193
Luxembourg ............................................................................
2,892
Mexico ....................................................................................
1,105
Netherlands ............................................................................
3,339

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
974 Multifactor Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
New Zealand ...........................................................................
94
Norway ....................................................................................
72
Peru ........................................................................................
201
Poland .....................................................................................
239
South Africa ............................................................................
202
Spain .......................................................................................
1,687
Sweden ....................................................................................
192
Thailand ..................................................................................
214
United Arab Emirates .............................................................
516
United Kingdom ......................................................................
6,336
United States ...........................................................................
30,650
Total Investments .................................................................... 69,849

Russell Investment Company
Multifactor Bond Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 975
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 665 $ —
Variation margin on futures contracts* — 138
Total
$ 665 $ 138
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 87
Unrealized depreciation on foreign currency exchange contracts 264 —
Total
$ 264 $ 87
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ 1,394
Credit default swap contracts (778) — —
Foreign currency exchange contracts — (903) —
Total
$ (778) $ (903) $ 1,394
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 51
Foreign currency exchange contracts — 401 —
Total
$ — $ 401 $ 51
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
976 Multifactor Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 665 $ — $ 665
Total Financial and Derivative Assets
665 — 665
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 665 $ — $ 665
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 154 $ 11 $ — $ 143
Bank of Montreal
74 12 — 62
Bank of New York
75 13 — 62
Citigroup
36 36 — —
JPMorgan Chase
82 26 — 56
Royal Bank of Canada
83 24 — 59
State Street
84 17 — 67
UBS
77 12 — 65
Total
$ 665 $ 151 $ — $ 514

Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 977
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 264 $ — $ 264
Total Financial and Derivative Liabilities
264 — 264
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 264 $ — $ 264
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 18 $ 11 $ 7 $ —
Bank of Montreal 12 12 — —
Bank of New York 13 13 — —
Citigroup 57 36 — 21
JPMorgan Chase 42 26 — 16
Royal Bank of Canada 91 24 — 67
State Street 19 17 — 2
UBS 12 12 — —
Total
$ 264 $ 151 $ 7 $ 106
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
978 Multifactor Bond Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 67,049
Investments, at fair value(>) ...........................................................................................................................................................
69,849
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 665
Receivables:
Dividends and interest ....................................................................................................................................................... 555
Investments sold ................................................................................................................................................................ 1,217
From affiliates .................................................................................................................................................................... 53
From broker(a)(b) ............................................................................................................................................................... 679
Variation margin on futures contracts ................................................................................................................................. 52
Prepaid expenses ........................................................................................................................................................................... 47
Total assets .................................................................................................................................................
7 3,117
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 5 79
Due to broker (c) ................................................................................................................................................................ 317
Investments purchased ...................................................................................................................................................... 645
Fund shares redeemed ....................................................................................................................................................... 388
Accrued fees to affiliates .................................................................................................................................................... 4
Other accrued expenses ..................................................................................................................................................... 167
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 264
Total liabilities .............................................................................................................................................
2,364
Net Assets ............................................................................................................................................................
$ 70,753

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 979
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 3, 484
Shares of beneficial interest ...........................................................................................................................................................
68
Additional paid-in capital ..............................................................................................................................................................
67, 201
Net Assets ............................................................................................................................................................
$ 70,753
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 10.46
Class Y — Net assets ............................................................................................................................................................. $ 70,752,763
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 6,763,274
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 2,528
(a)     Receivable from Broker for Futures $ 284
(b)     Receivable from Broker for Swaps $ 395
(c)      Due to Broker for Futures $ 317
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
980 Multifactor Bond Fund
Statement of Operations — For the Period Ended October 31, 2020
(1)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 34
Interest .............................................................................................................................................................................. 1,233
Total investment income ...............................................................................................................................................................
1,267
Expenses
Advisory fees .................................................................................................................................................................... 130
Administrative fees ........................................................................................................................................................... 42
Custodian fees ................................................................................................................................................................... 155
Transfer agent fees - Class Y ............................................................................................................................................ 4
Professional fees ............................................................................................................................................................... 137
Registration fees ............................................................................................................................................................... 52
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 9
Offering fees ..................................................................................................................................................................... 95
Miscellaneous ................................................................................................................................................................... 4
Expenses before reductions .............................................................................................................................................. 632
Expense reductions ........................................................................................................................................................... (405)
Net expenses .................................................................................................................................................................................
227
Net investment income (loss) ........................................................................................................................................................
1,040
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 611
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 1,394
Foreign currency exchange contracts ................................................................................................................................ (903)
Credit default swap contracts ............................................................................................................................................ (778)
Foreign currency-related transactions ............................................................................................................................... (127)
Net realized gain (loss) ..................................................................................................................................................................
196
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... 2,800
Futures contracts .............................................................................................................................................................. 51
Foreign currency exchange contracts ................................................................................................................................ 401
Foreign currency-related transactions ............................................................................................................................... (6)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 3,246
Net realized and unrealized gain (loss) ......................................................................................................................................... 3,442
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 4,482
(1)     For the period November 13, 2019 (inception date) to October 31, 2020.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 981
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
October 31,2020(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,040
Net realized gain (loss) ...................................................................................................................... 196
Net change in unrealized appreciation (depreciation) ....................................................................... 3,246
Net increase (decrease) in net assets from operations ............................................................................. 4,482
Distributions
To shareholders
Class Y .......................................................................................................................................... (998)
Net decrease in net assets from distributions .......................................................................................... (998)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 67,269
Total Net Increase (Decrease) in Net Assets ..........................................................................
70,753
Net Assets
Beginning of period .................................................................................................................................
—
End of period ..........................................................................................................................................
$ 70,753
* Share transaction amounts (in thousands) for the period ended October 31, 2020 were as follows:
2020
Shares Dollars
Class Y (1)
Proceeds from shares sold 11,801 $ 118,050
Proceeds from reinvestment of distributions 98 998
Payments for shares redeemed (5,136) (51,779)
Total increase (decrease)
6,763 $ 67,269
(1) For the period November 13, 2019 (inception date) to October 31, 2020.

Russell Investment Company
Multifactor Bond Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
982 Multifactor Bond Fund
For a Share Outstanding Throughout The Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class Y
October 31, 2020 (10) 10.00 . 12 . 45 . 57 (.11 ) (.11 )

See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 983
$
Net Asset Value,
End of
Period
%
Total
Return
(b)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
10. 46 5 .7 7 7 0 , 753 . 73 .26 1. 20 117

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
984 Multifactor Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal year ended October 31, 2020, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Administration fees $ 2,991
Transfer agent fees 282
Trustee fees 305
$ 3,578
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 316,161 $ 313,632 $ (1) $ — $ 2,528 $ 34 $ —
$ — $ 316,161 $ 313,632 $ (1) $ — $ 2,528 $ 34 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 68,522 , 289 $ 1,533,860 $ (161 , 652 ) $ 1,372 , 208 $ 1,2 61 , 003 $ 946,902
October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 998,142 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Notes to Schedules of Investments — October 31, 2020
Notes to Schedules of Investments 985
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(
ì
) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š
) Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(
¢
) Date shown reflects next contractual call date.
(
+
) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(
&
) All or a portion of the security is owned by the Cayman Commodity Strategies Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
( Œ ) Unfunded loan agreement.
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to the Financial Statements.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share

Russell Investment Company
Notes to Schedules of Investments, continued — October 31, 2020
986 Notes to Schedules of Investments
Foreign Currency Abbreviations:
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offer Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS – Ghanaian Cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — October 31, 2020
Notes to Financial Highlights 987
(1) For the period March 1, 2016 (inception date) to October 31, 2016.
(2) For the period September 22, 2016 (inception date) to October 31, 2016.
(3) For the period February 28, 2017 (inception date) to October 31, 2017.
(4) For the period March 7, 2017 (inception date) to October 31, 2017.
(5) For the period March 16, 2017 (inception date) to October 31, 2017.
(6) For the period August 30, 2017 (inception date) to October 31, 2017.
(7) For the period September 28, 2017 (inception date) to October 31, 2017.
(8) For the period April 26, 2018 (inception date) to October 31, 2018.
(9) For the period June 10, 2019 (inception date) to October 31, 2019.
(10) For the period November 13, 2019 (inception date) to October 31, 2020.
(a) Average daily shares outstanding were used for this calculation.
(b) The ratios or returns for periods less than one year are not annualized.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services, LLC
(“RIFUS”).
(e) The ratios for periods less than one year are annualized.
(f) Less than $.01 per share.
(g) For the Sustainable Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class S Class Y
October 31, 2020 1.12% 1.87% 0.83% 0.67%
October 31, 2019 1.13% 1.88% 0.84% 0.69%
October 31, 2018 1.11% 1.86% 0.82% 0.66%
October 31, 2017 1.11% 1.86% 0.83% 0.67%
October 31, 2016 1.07% 1.83% 0.83% 0.64%
For the U.S. Dynamic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class S Class Y
October 31, 2020 1.27% 2.02% 0.98% 0.87%
October 31, 2019 1.44% 2.19% 1.15% 1.04%
October 31, 2018 1.46% 2.21% 1.17% 1.03%
October 31, 2017 1.43% 2.17% 1.15% 0.97%
October 31, 2016 1.37% 2.12% 1.12% 0.93%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class S
October 31, 2020 N/A N/A N/A N/A
October 31, 2019 0.98% 1.74% 0.64% 0.73%
October 31, 2018 0.99% 1.74% 0.64% 0.74%
October 31, 2017 1.01% 1.76% 0.68% 0.76%
October 31, 2016 1.02% 1.77% — 0.77%

Russell Investment Company
Notes to Financial Highlights, continued — October 31, 2020
988 Notes to Financial Highlights
Fund
Impact of the fee reimbursement on
gross and net expense ratios
Equity Income Fund
0.03%
Sustainable Equity Fund
0.02%
U.S. Small Cap Equity Fund
0.01%
International Developed Markets Fund
0.04%
Emerging Markets Fund
0.01%
Tax-Managed U.S. Mid & Small Cap Fund
0.01%
Investment Grade Bond Fund
0.02%
Short Duration Bond Fund
0.01%
For the U.S. Small Cap Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class R6 Class S Class Y
October 31, 2020 1.26% 2.01% 0.87% 0.81% 0.97% 0.82%
October 31, 2019 1.25% 2.00% 0.84% 0.83% 0.96% 0.81%
October 31, 2018 N/A N/A N/A N/A N/A N/A
October 31, 2017 N/A N/A N/A N/A N/A N/A
October 31, 2016 N/A N/A N/A N/A N/A N/A
(h) Distributions in excess of accumulated earnings and profits but not in excess of current earnings and profits computed on a tax basis.
(i) Less than .005% of average net assets.
(j) Gross and Net Expense Ratios for the period ended October 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, each class of the Fund listed below would have been higher by the amount listed below. All other Funds with fee reimbursements were less than 0.005%.
(†) For the Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include the balances of the
Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly-owned subsidiaries). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to the Financial Statements.

Russell Investment Company
Notes to Financial Statements — October 31, 2020
Notes to Financial Statements 989
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 33 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 27 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. Management has adopted the ASU and there was no material impact to the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
990 Notes to Financial Statements
or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as
American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level
2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
("NAV") of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-
counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 991
instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Equity Income, Sustainable Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International
Developed Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International
Equity, Tax-Managed Real Assets, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Tax-Exempt High Yield
Bond, Tax-Exempt Bond, Commodity Strategies, Global Infrastructure, Global Real Estate Securities, Multifactor U.S. Equity, and
Multifactor Bond Funds had no transfers into or out of Level 3 for the period ended October 31, 2020.
The Emerging Markets, Opportunistic Credit, Multi-Strategy Income, Multi-Asset Growth Strategy, and Multifactor International
Equity Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amounts transferred were as follows:
The Short Duration Bond Fund had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amounts transferred were as follows:
Emerging Markets Fund $ 551,643
Opportunistic Credit Fund 183,223
Multi-Strategy Income Fund 9,036,700
Multi-Asset Growth Strategy Fund 915,151
Multifactor International Equity Fund 75,612
Short Duration Bond Fund $ 7,083

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
992 Notes to Financial Statements
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 993
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Commodity Strategies and Multi-Asset Growth Strategy Funds intend to gain exposure indirectly to commodities markets by investing in wholly-owned subsidiaries which are organized as companies under the laws of the Cayman Islands and may invest in commodity index-linked instruments and other commodity-linked instruments and derivative instruments. In order for the Funds to qualify as a regulated investment company under Subchapter M of the Code, the Funds must derive at least 90 percent of their gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code.
However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if a subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments.
Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Funds intend to seek to gain exposure to the commodity markets primarily through investments in commodity-
linked notes and through investments in their respective subsidiaries. The IRS subsequently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with the issuance of this revenue procedure, the
IRS revoked its previously issued commodity index-linked notes private letter rulings. The IRS also issued proposed regulations that, if finalized, would generally have treated the Funds’ income inclusions with respect to a subsidiary as qualifying income only if there was a distribution out of the earnings and profits of a subsidiary that was attributable to such income inclusion. Final regulations, applicable to taxable years beginning on or after September 28, 2016, also treat a Fund’s income inclusions with respect to a subsidiary as qualifying income, without requiring a corresponding distribution, if such inclusions are derived with respect to the Fund’s business of investing in stock, securities or currencies. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the
Funds to qualify for favorable regulated investment company status under the Code could be jeopardized if the Funds were unable to treat their respective income from commodity-linked notes and their respective subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Funds’ investments in their respective subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
994 Notes to Financial Statements
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At October 31, 2020, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2017 through October 31, 2019, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC (“RIM”), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Unconstrained Total Return, Strategic
Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond, Tax-Exempt Bond and Multifactor Bond Funds
Quarterly April, July, October and December Equity Income, Sustainable Equity, U.S. Dynamic Equity, U.S.
Strategic Equity, Global Infrastructure, Global Real Estate
Securities, Multi-Strategy Income, Multi-Asset Growth Strategy
and Multifactor U.S. Equity Funds
Annually Mid-December U.S. Small Cap Equity, International Developed
Markets, Global Equity, Emerging Markets, Tax-Managed U.S.
Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed
International Equity, Tax-Managed Real Assets, Commodity
Strategies and Multifactor International Equity Funds

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 995
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class M, Class P,
Class R6, Class S, Class T and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of October 31, 2020. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following
Funds:
Deferred Capital
Gains Tax
Liability
Capital Gains
Taxes
International Developed Markets Fund $ 1 $ 4,828
Emerging Markets Fund 236,969 270,258
Tax-Managed International Equity Fund 26,714 18,222
Tax-Managed Real Assets Fund 6,217 19,195
Strategic Bond Fund 26,611 64,214
Global Infrastructure Fund — (400)
Global Real Estate Securities Fund 7 —
Multi-Strategy Income Fund 7,089 (1,271)
Multi-Asset Growth Strategy Fund 40,908 6,867
Multifactor International Equity Fund 8,419 1,528

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
996 Notes to Financial Statements
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission ("SEC") adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement of
Operations, for the period ended October 31, 2020, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 997
of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended October 31, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency exchange contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency exchange contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020 October 31, 2020
International Developed Markets Fund $ 636,269,004 $ 654,349,670 $ 392,189,458 $ 388,973,548
Global Equity Fund 144,637,871 188,168,233 71,421,983 108,942,565
Emerging Markets Fund 83,865,998 118,119,469 42,856,845 27,205,992
Tax-Managed International Equity Fund 74,376 54,197,851 772,949 125,758
Tax-Managed Real Assets Fund — 313,306 24,081 —
Opportunistic Credit Fund 330,946,527 288,289,019 258,493,121 314,424,686
Unconstrained Total Return Fund 203,637,286 197,882,655 197,737,893 104,775,781
Strategic Bond Fund 1,282,040,752 1,246,056,794 1,260,494,131 1,433,477,164
Investment Grade Bond Fund 163,592,312 120,999,352 198,248,816 216,994,199
Short Duration Bond Fund 57,648,843 47,319,213 68,817,550 65,704,248
Global Infrastructure Fund 35,187,074 12,217,099 19,639,648 8,596,186
Global Real Estate Securities Fund 41,960,668 28,602,376 27,620,655 25,215,511
Multi-Strategy Income Fund 299,766,413 355,789,941 295,081,959 241,618,150
Multi-Asset Growth Strategy Fund 1,533,561,013 1,295,024,966 1,442,090,562 941,842,576
Multifactor International Equity Fund 92,809,588 143,938,224 136,993,587 90,034,784
Multifactor Bond Fund 87,277,248 108,097,155 59,363,837 60,948,903

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
998 Notes to Financial Statements
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended October 31, 2020, the Funds purchased or sold options primarily for the strategies listed below:
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020 October 31, 2020
International Developed Markets Fund $ 638,741,925 $ 659,658,946 $ 389,260,709 $ 392,817,402
Global Equity Fund 144,247,406 184,415,686 72,755,120 108,662,334
Emerging Markets Fund 84,172,923 125,043,550 42,919,245 26,387,045
Tax-Managed International Equity Fund 74,777 54,284,188 777,808 125,403
Tax-Managed Real Assets Fund — 314,452 23,911 —
Opportunistic Credit Fund 330,039,067 290,779,840 259,498,239 313,500,017
Unconstrained Total Return Fund 203,016,286 198,068,837 202,710,241 102,847,282
Strategic Bond Fund 1,278,945,685 1,256,526,914 1,262,618,493 1,432,140,775
Investment Grade Bond Fund 163,190,531 123,159,828 198,391,110 216,599,546
Short Duration Bond Fund 57,791,164 46,760,690 68,867,926 65,584,309
Global Infrastructure Fund 35,207,128 12,191,813 19,402,119 8,660,676
Global Real Estate Securities Fund 42,012,315 28,426,507 27,491,108 25,265,762
Multi-Strategy Income Fund 301,394,985 359,357,432 294,343,589 243,168,278
Multi-Asset Growth Strategy Fund 1,534,455,956 1,296,652,353 1,447,593,198 943,900,967
Multifactor International Equity Fund 93,206,275 143,431,432 136,557,669 90,761,684
Multifactor Bond Fund 86,889,664 106,337,072 60,326,652 60,521,237

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 999
The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) and commodity futures contracts (Commodity Strategies Fund and Multi-Asset Growth Strategy Fund only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation)
until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended October 31, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
Funds Strategies
Sustainable Equity Fund Exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Options Contracts Outstanding
Funds January 31, 2020 April 30, 2020 July 31, 2020 October 31, 2020
Sustainable Equity Fund $ 13,377,500 $ — $ — $ —
Unconstrained Total Return Fund 1,428,764,800 816,037,378 890,593,348 304,829,600
Strategic Bond Fund 317,465,500 339,629,000 19,675,500 28,852,000
Commodity Strategies Fund 12,376,110 15,281,150 37,612,270 4,418,860
Multi-Strategy Income Fund 1,224,081,014 1,550,417,516 1,709,736,442 1,558,571,342
Multi-Asset Growth Strategy Fund 2,223,122,111 2,959,268,747 3,224,733,155 3,032,189,981

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1000 Notes to Financial Statements
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Dynamic Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1001
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies and Multi-Asset Growth Strategy Funds only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
Notional of Futures Contracts Outstanding
Funds January 31, 2020 April 30, 2020 July 31, 2020 October 31, 2020
Equity Income Fund $ 1,773,200 $ 14,512,000 $ 3,916,200 $ 2,611,760
Sustainable Equity Fund — 10,448,640 2,937,150 —
U.S. Dynamic Equity Fund 2,579,200 7,401,120 2,447,625 2,611,760
U.S. Strategic Equity Fund 44,168,800 176,901,280 55,316,325 9,467,630
U.S. Small Cap Equity Fund 56,110,825 114,074,910 60,885,360 36,806,360
International Developed Markets Fund 654,264,634 669,457,228 599,170,007 541,794,133
Global Equity Fund 208,557,049 224,661,305 209,214,681 200,812,455
Emerging Markets Fund 223,382,743 326,993,272 346,294,701 321,181,687
Tax-Managed U.S. Mid & Small Cap Fund — 15,428,220 11,907,200 4,170,320
Tax-Managed International Equity Fund 406,420,169 362,518,606 504,385,136 712,622,019
Tax-Managed Real Assets Fund 12,251,200 21,913,120 21,865,450 18,772,025
Opportunistic Credit Fund 374,872,387 393,026,278 377,997,689 330,566,470
Unconstrained Total Return Fund 244,311,195 149,928,693 225,488,839 175,465,666
Strategic Bond Fund 4,209,150,219 4,231,558,735 3,209,436,219 2,680,415,316
Investment Grade Bond Fund 451,193,361 509,871,838 402,952,706 354,072,901
Short Duration Bond Fund 188,016,591 215,109,472 145,128,426 144,896,350
Tax-Exempt High Yield Bond Fund 20,801,688 21,971,875 22,132,344 29,702,625
Tax-Exempt Bond Fund 88,867,969 195,382,813 196,809,766 194,197,344
Commodity Strategies Fund 302,426,226 142,371,028 189,250,206 170,013,487
Global Infrastructure Fund 11,923,643 5,402,751 17,747,623 3,952,064
Global Real Estate Securities Fund 22,941,720 39,698,477 19,682,473 11,410,876
Multi-Strategy Income Fund 1,375,326,691 464,758,497 577,332,951 524,352,413
Multi-Asset Growth Strategy Fund 2,445,543,378 1,061,557,450 1,414,677,215 1,341,119,060
Multifactor U.S. Equity Fund 12,412,400 21,622,880 18,438,775 6,529,400
Multifactor International Equity Fund 178,500,844 144,536,519 133,939,103 97,716,721
Multifactor Bond Fund 49,221,680 41,106,577 36,082,415 31,643,130

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1002 Notes to Financial Statements
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1003
the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31,
2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended October 31, 2020, the Funds entered into credit default swaps primarily for the strategies listed below:
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1004 Notes to Financial Statements
The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
s
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended October 31, 2020, the Funds entered into interest rate swaps primarily for the strategies listed below:
The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks
Credit Default Swap Notional Amounts Outstanding
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020 October 31, 2020
Opportunistic Credit Fund $ 47,146,198 $ 98,183,398 $ 86,486,803 $ 41,709,356
Unconstrained Total Return Fund 104,237,324 117,912,868 130,931,978 135,552,520
Strategic Bond Fund 313,507,063 641,672,785 36,057,350 88,005,000
Investment Grade Bond Fund 82,034,832 138,200,000 138,200,000 80,000,000
Short Duration Bond Fund 5,520,000 20,470,000 12,784,600 4,682,800
Multi-Strategy Income Fund 103,050,000 182,852,000 176,820,000 162,393,000
Multi-Asset Growth Strategy Fund 162,944,015 295,178,335 281,768,140 188,062,914
Multifactor Bond Fund 16,852,396 13,468,379 5,862,000 —
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Interest Rate Swap Notional Amounts Outstanding
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020 October 31, 2020
Unconstrained Total Return Fund $ 422,528,900 $ 287,661,600 $ 215,445,100 $ 283,659,300
Strategic Bond Fund 389,885,534 587,556,361 202,612,347 168,873,326
Tax-Exempt High Yield Bond Fund 28,110,000 4,700,000 4,700,000 4,700,000
Tax-Exempt Bond Fund 21,490,000 — — —
Multi-Strategy Income Fund 962,719,393 639,459,172 516,386,762 404,163,550
Multi-Asset Growth Strategy Fund 1,808,911,407 1,223,294,742 861,638,814 687,655,876

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1005
to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended October 31, 2020, the Funds entered into total return swaps primarily for the strategies listed below:
The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
Commodity-Linked Instruments
The Commodity Strategies and the Multi-Asset Growth Strategy Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.
The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity-linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty
Funds Strategies
Unconstrained Total Return Fund Hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Total Return Swap Notional Amounts Outstanding
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020 October 31, 2020
Unconstrained Total Return Fund $ 22,320,713 $ 21,032,005 $ 18,595,735 $ 3,436,027
Commodity Strategies Fund 310,062,417 195,067,290 204,236,200 198,958,886
Multi-Strategy Income Fund 106,818,861 89,470,739 80,304,990 53,267,110
Multi-Asset Growth Strategy Fund 211,581,904 177,428,669 156,577,157 127,769,668

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1006 Notes to Financial Statements
organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1007
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity and Commodity Strategies Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer.
Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund, U.S. Dynamic Equity Fund and U.S.
Small Cap Equity Fund currently engage in short sale transactions that are effected through State Street but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with
State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in a
Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of
State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds' custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation
T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities
Exchange Act of 1934, as amended; or (b) otherwise cover their short positions in accordance with positions taken by the staff of the
SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of October 31, 2020, the market value of securities on loan through the reciprocal lending program were as follows:
Amount
Sustainable Equity Fund
$ 19,341,771
U.S. Dynamic Equity Fund
9,376,336
U.S. Small Cap Equity Fund
51,955,209

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1008 Notes to Financial Statements
As of October 31, 2020, the Sustainable Equity Fund held $29,205,972, the U.S. Dynamic Equity Fund held $13,129,066, and the
U.S. Small Cap Equity Fund held $72,264,204 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of October 31, 2020, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral Fund, an
unregistered fund advised by RIM. The collateral received is recorded on a lending Fund's Statement of Assets and Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging market counries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities'
ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring deriviative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1009
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1010 Notes to Financial Statements
variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1011
pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the of the Funds, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
The fixed income Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1012 Notes to Financial Statements
held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of
COVID-19 and the resulting market impact have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may adversely impact a Fund’s investments and performance.
Investment in Cayman Commodity Strategies Fund Ltd. and Cayman Multi-Asset Growth Strategy Fund Ltd.
The Cayman Commodity Strategies Fund Ltd. (the “Commodity Strategies Subsidiary”) and the Cayman Multi-Asset Growth Strategy
Fund, Ltd. (the “Multi-Asset Growth Strategy Subsidiary” and each, a “Subsidiary”) are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund, respectively. Each
Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. The
Fund is the sole shareholder of its Subsidiary, and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of October 31, 2020, net assets of the Commodity Strategies Fund were $232,750,500 of which $49,566,276, or approximately 21.3%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Multi-Asset Growth Strategy Fund were $1,466,159,546 of which $31,056,238, or approximately 2.1%, represents the Fund’s ownership of the shares of its Subsidiary.
As of October 31, 2020, the market values of securities owned by the Commodity Strategies Subsidiary within the Consolidated
Schedule of Investments were as follows:
U.S. Cash Management Fund $16,638,172
United States Treasury Bills 28,893,143
The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Commodity Strategies
Subsidiary for the period ended October 31, 2020 were ($1,684,243), ($29,638,882), and ($1,025,098), respectively.
As of October 31, 2020, the market values of securities owned by the Multi-Asset Growth Strategy Subsidiary within the Consolidated
Schedule of Investments were as follows:
U.S. Cash Management Fund $22,470,295
The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Multi-Asset Growth
Strategy Subsidiary for the period ended October 31, 2020 were ($59,766), ($17,990,655) and ($3,155), respectively.
The Commodity Strategies Fund and Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their respective
Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1013
exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements of the Commodity Strategies and Multi-Asset Growth Strategy Funds have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
Investment Transactions
Securities
During the period ended October 31, 2020, purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:
Purchases Sales
Equity Income Fund $ 74,762,956 $ 151,903,349
Sustainable Equity Fund 245,638,495 421,836,445
U.S. Dynamic Equity Fund 215,031,427 192,596,031
U.S. Strategic Equity Fund 1,728,260,341 1,791,144,359
U.S. Small Cap Equity Fund 1,735,794,296 1,872,770,594
International Developed Markets Fund 1,007,584,788 1,254,761,949
Global Equity Fund 525,489,077 1,372,092,587
Emerging Markets Fund 800,258,690 1,043,498,223
Tax-Managed U.S. Large Cap Fund 1,652,719,789 1,498,592,699
Tax-Managed U.S. Mid & Small Cap Fund 728,293,935 611,878,655
Tax-Managed International Equity Fund 1,875,621,502 1,688,739,467
Tax-Managed Real Assets Fund 415,813,179 339,540,574
Opportunistic Credit Fund 343,730,772 364,394,079
Unconstrained Total Return Fund 526,794,739 412,551,212
Strategic Bond Fund 1,255,212,574 1,309,158,148
Investment Grade Bond Fund 391,765,207 339,827,043
Short Duration Bond Fund 279,740,139 317,747,590
Tax-Exempt High Yield Bond Fund 622,101,444 394,472,135
Tax-Exempt Bond Fund 1,517,160,104 1,291,332,500
Commodity Strategies Fund 1,309,393 25,413,820
Global Infrastructure Fund 137,421,448 293,496,854
Global Real Estate Securities Fund 540,369,689 731,080,526
Multi-Strategy Income Fund 551,603,046 640,567,289
Multi-Asset Growth Strategy Fund 1,388,946,359 1,651,810,076
Multifactor U.S. Equity Fund 287,876,243 376,048,791
Multifactor International Equity Fund 177,053,549 389,366,136
Multifactor Bond Fund 123,365,917 69,049,306

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1014 Notes to Financial Statements
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of October 31, 2020, the Funds had invested $1,294,568,033 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $183,991,340 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Purchases Sales
Opportunistic Credit Fund $ 2,796,057 $ 7,816,346
Unconstrained Total Return Fund 501,167,716 452,968,448
Strategic Bond Fund 1,462,147,154 1,855,208,826
Investment Grade Bond Fund 407,706,772 503,043,035
Short Duration Bond Fund 195,107,947 224,801,150
Commodity Strategies Fund 11,635,938 12,320,082
Multi-Strategy Income Fund 642,215,789 627,243,319
Multi-Asset Growth Strategy Fund 1,333,211,201 1,336,633,581
Multifactor Bond Fund 38,138,694 27,829,295
Funds Asset Level Fee
Equity Income Fund All assets .55%
Sustainable Equity Fund All assets .55%
U.S. Dynamic Equity Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
U.S. Strategic Equity Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
U.S. Small Cap Equity Fund All assets .70%
International Developed Markets Fund All assets .70%
Global Equity Fund First $1 billion .95%
Next $2 billion .91%
Next $3 billion .88%
In excess of $6 billion .86%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1015
Funds Asset Level Fee
Emerging Markets Fund First $1 billion 1.15%
Next $2 billion 1.11%
Next $3 billion 1.08%
In excess of $6 billion 1.06%
Tax-Managed U.S. Large Cap Fund First $1 billion .70%
Next $2 billion .66%
Next $3 billion .63%
In excess of $6 billion .61%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98%
Next $2 billion .94%
Next $3 billion .91%
In excess of $6 billion .89%
Tax-Managed International Equity Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Tax-Managed Real Assets Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Opportunistic Credit Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Unconstrained Total Return Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Strategic Bond Fund First $1 billion .50%
Next $2 billion .46%
Next $3 billion .43%
In excess of $6 billion .41%
Investment Grade Bond Fund All assets .25%
Short Duration Bond Fund First $1 billion .45%
Next $2 billion .41%
Next $3 billion .38%
In excess of $6 billion .36%
Tax-Exempt High Yield Bond Fund All assets .50%
Tax-Exempt Bond Fund All assets .30%
Commodity Strategies Fund First $1 billion 1.25%
Next $2 billion 1.21%
Next $3 billion 1.18%
In excess of $6 billion 1.16%
Global Infrastructure Fund First $1 billion 1.25%
Next $2 billion 1.21%
Next $3 billion 1.18%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1016 Notes to Financial Statements
The administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
Funds Asset Level Fee
In excess of $6 billion 1.16%
Global Real Estate Securities Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
Multi-Strategy Income Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
Multi-Asset Growth Strategy Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Multifactor U.S. Equity Fund All assets .30%
Multifactor International Equity Fund All assets .45%
Multifactor Bond Fund All assets .15%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1017
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
** Annual rates do not reflect the consolidated rates inclusive of fees paid by the Fund's Subsidiary.
The following shows the respective totals for advisory and administrative fees for the period ended October 31, 2020.
Funds Administrator*
Equity Income Fund .05%
Sustainable Equity Fund .05
U.S. Dynamic Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Unconstrained Total Return Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Commodity Strategies Fund** .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Growth Strategy Fund** .05
Multifactor U.S. Equity Fund .05
Multifactor International Equity Fund .05
Multifactor Bond Fund .05

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1018 Notes to Financial Statements
RIM has agreed to certain waivers of its advisory fees as follows:
For the Equity Income Fund, RIM has contractually agreed, until February 28, 2021, to waive 0.05% of its 0.55% advisory fee.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2020 was $120,500.
For the Sustainable Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.66% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct
Fund-level expenses for the Sustainable Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended October 31, 2020 was $115,745. There were no reimbursements for the period ended October 31, 2020.
For U.S. Dynamic Equity Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.79% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses for the U.S. Dynamic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Advisory Administrative
Equity Income Fund
$ 1,325,503 $ 117,096
Sustainable Equity Fund
1,572,702 139,233
U.S. Dynamic Equity Fund
1,295,423 78,696
U.S. Strategic Equity Fund
22,089,604 1,488,585
U.S. Small Cap Equity Fund
9,693,406 672,807
International Developed Markets Fund
13,370,515 928,682
Global Equity Fund
6,716,983 343,837
Emerging Markets Fund
17,056,621 729,606
Tax-Managed U.S. Large Cap Fund
25,595,499 1,874,837
Tax-Managed U.S. Mid & Small Cap Fund
7,739,733 383,883
Tax-Managed International Equity Fund
14,913,110 870,965
Tax-Managed Real Assets Fund
3,813,547 218,243
Opportunistic Credit Fund
6,107,559 297,043
Unconstrained Total Return Fund
6,572,076 319,741
Strategic Bond Fund
16,434,367 1,711,880
Investment Grade Bond Fund
1,991,342 387,526
Short Duration Bond Fund
1,938,217 209,560
Tax-Exempt High Yield Bond Fund
5,124,795 498,708
Tax-Exempt Bond Fund
9,270,565 1,502,604
Commodity Strategies Fund
4,146,327 162,040
Global Infrastructure Fund
2,229,823 86,614
Global Real Estate Securities Fund
5,072,222 308,024
Multi-Strategy Income Fund
6,705,668 434,624
Multi-Asset Growth Strategy Fund
14,355,044 836,829
Multifactor U.S. Equity Fund
1,756,907 284,641
Multifactor International Equity Fund
2,468,354 266,630
Multifactor Bond Fund
129,988 42,141

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1019
Fund. The total amount of the waiver for the period ended October 31, 2020 was $285,643. There were no reimbursements for the period ended October 31, 2020.
For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.56% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses for the U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended October 31, 2020 was $7,446,365. There were no reimbursements for the period ended October 31, 2020.
For the International Developed Markets Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the International Developed
Markets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2020 was $743,239. There were no reimbursements for the period ended October 31, 2020.
For the Global Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.87%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the
Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2020 was
$1,328,784. There were no reimbursements for the period ended October 31, 2020.
For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2021, that results in an effective advisory fee not to exceed 0.879%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2020 was $3,111,950.
For the Tax-Managed U.S. Large Cap Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Large Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2020 was $875,703. There were no reimbursements for the period ended October 31, 2020.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Mid &
Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2020 was $349,740. There were no reimbursements for the period ended October 31, 2020.
For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.84% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2020 was $2,090,889. There were no reimbursements for the period ended October 31, 2020.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1020 Notes to Financial Statements
For the Tax-Managed Real Assets Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.88% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed Real Assets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2020 was $629,480. There were no reimbursements for the period ended October 31, 2020.
For the Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2022, that results in an effective advisory fee not to exceed 0.636%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2020 was $2,076,844.
For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Unconstrained Total Return Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2020 was $3,323,675. There were no reimbursements for the period ended October 31, 2020.
For the Strategic Bond Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the
Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2020 was
$4,429,021. There were no reimbursements for the period ended October 31, 2020.
For the Investment Grade Bond Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Investment Grade Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2020 was $405,166. There were no reimbursements for the period ended October 31, 2020.
For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2022, that results in an effective advisory fee not to exceed 0.306%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2020 was $517,338.
For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Exempt High Yield Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2020 was $1,678,119. There were no reimbursements for the period ended October 31, 2020.
For the Commodity Strategies Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2021, that results in an effective advisory fee not to exceed 0.5925%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2020 was $1,708,240.
The Commodity Strategies Subsidiary pays RIM an advisory fee and pays RIFUS an administrative fee at the annual rates of up to
1.25% and 0.05%, respectively, of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Fees”).
Pursuant to a contractual agreement with the Commodity Strategies Fund, RIM and RIFUS have agreed to permanently waive the

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1021
portion of the advisory fees and administrative fees paid by the Commodity Strategies Fund to RIM and RIFUS in the amount equal to the amount of the Commodity Strategies Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS. The total amount of the advisory waiver for the period ended October 31, 2020 was $705,226. The total amount of the administrative fee waiver for the period ended October 31, 2020 was $28,209.
For the Global Infrastructure Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.89% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Infrastructure Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2020 was $1,264,085. There were no reimbursements for the period ended October 31, 2020.
For the Global Real Estate Securities Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2022, that results in an effective advisory fee not to exceed 0.75%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended October 31, 2020 was $277,050.
For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multi-Strategy Income Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2020 was $3,109,670. There were no reimbursements for the period ended October 31, 2020.
For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses and expenses of the Fund's wholly-owned subsidiary borne indirectly by the Fund to the extent that such expenses exceed 0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2020 was $4,210,618. There were no reimbursements for the period ended October
31, 2020.
The Multi-Asset Growth Strategy Subsidiary pays RIM an advisory fee and pays RIFUS an administrative fee at the annual rates of up to 0.85% and 0.05%, respectively, of the Multi-Asset Growth Strategy Subsidiary’s net assets (the “Multi-Asset Growth Strategy
Subsidiary Fees”). Pursuant to a contractual agreement with the Multi-Asset Growth Strategy Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and administrative fees paid by the Multi-Asset Growth Strategy Fund to RIM and RIFUS in the amount equal to the amount of the Multi-Asset Growth Strategy Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS. The total amount of the advisory waiver for the period ended October
31, 2020 was $364,156. The total amount of the administrative fee waiver for the period ended October 31, 2020 was $20,803.
For the Multifactor U.S. Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor U.S. Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2020 was $400,624. There were no reimbursements for the period ended October 31, 2020.
For the Multifactor International Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1022 Notes to Financial Statements
other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2020 was $930,707. There were no reimbursements for the period ended October 31, 2020.
For the Multifactor Bond Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed
0.26% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor Bond Fund do not include
12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31,
2020 was $129,988. The total amount of the reimbursement for the period ended October 31, 2020 was $274,650.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2020 were as follows:
Amount
Equity Income Fund
$ 428,885
Sustainable Equity Fund
541,128
U.S. Dynamic Equity Fund
41,458
U.S. Strategic Equity Fund
6,121,224
U.S. Small Cap Equity Fund
2,273,877
International Developed Markets Fund
3,737,946
Global Equity Fund
444,388
Emerging Markets Fund
2,562,356
Tax-Managed U.S. Large Cap Fund
7,712,967
Tax-Managed U.S. Mid & Small Cap Fund
1,579,533
Tax-Managed International Equity Fund
3,583,483
Tax-Managed Real Assets Fund
897,305
Opportunistic Credit Fund
1,193,518
Unconstrained Total Return Fund
250,059
Strategic Bond Fund
5,972,378
Investment Grade Bond Fund
1,503,036
Short Duration Bond Fund
590,318
Tax-Exempt High Yield Bond Fund
2,049,917
Tax-Exempt Bond Fund
6,180,366
Commodity Strategies Fund
423,612
Global Infrastructure Fund
347,665
Global Real Estate Securities Fund
1,158,063
Multi-Strategy Income Fund
1,363,369
Multi-Asset Growth Strategy Fund
3,120,993
Multifactor U.S. Equity Fund
323,482
Multifactor International Equity Fund
267,158
Multifactor Bond Fund
3,813

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1023
RIFUS has contractually agreed to waive, through February 28, 2021, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
For the period ended October 31, 2020, the total transfer agency fee waivers are as follows:
Funds/Classes Waivers
Equity Income Fund-Class S .04%
Sustainable Equity Fund-Class S .04
U.S. Dynamic Equity Fund-Class A & E .05
U.S. Dynamic Equity Fund-Class S .09
U.S. Strategic Equity Fund-Class A, C, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02
U.S. Small Cap Equity Fund-Class S .04
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C & S .05
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A,C & S .12
Opportunistic Credit Fund-Class M .17
Unconstrained Total Return Fund-Class M .10
Strategic Bond Fund-Class A & C .04
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class S .06
Strategic Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class S .04
Investment Grade Bond Fund-Class R6 .02
Short Duration Bond Fund-Class A,C & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C & S .06
Tax-Exempt Bond Fund-Class M .16
Commodity Strategies Fund-Class A,C & S .01
Commodity Strategies Fund-Class M .11
Global Infrastructure Fund-Class A,C & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Growth Strategy Fund-Class M .10
Multifactor U.S. Equity Fund-Class M .15
Multifactor U.S. Equity Fund-Class R6 .02
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1024 Notes to Financial Statements
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the Class A and Class C shares subject to the Plan. 12b-1 distribution payments are 0.25% or 0.75% of the average daily net assets of a Fund’s
Class A or Class C shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges ("CDSC") and asset-based sales charges on Class A and Class
C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions.
Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has
Amount
Equity Income Fund $ 69,051
Sustainable Equity Fund 87,839
U.S. Dynamic Equity Fund 13,599
U.S. Strategic Equity Fund 927,769
U.S. Small Cap Equity Fund 529,493
International Developed Markets Fund 937,754
Global Equity Fund 13,596
Emerging Markets Fund 367,942
Tax-Managed U.S. Large Cap Fund 547,885
Tax-Managed U.S. Mid & Small Cap Fund 494,224
Tax-Managed International Equity Fund 293,404
Tax-Managed Real Assets Fund 88,909
Opportunistic Credit Fund 745,263
Unconstrained Total Return Fund 16,167
Strategic Bond Fund 2,124,595
Investment Grade Bond Fund 313,528
Short Duration Bond Fund 358,144
Tax-Exempt High Yield Bond Fund 170,401
Tax-Exempt Bond Fund 2,321,741
Commodity Strategies Fund 52,270
Global Infrastructure Fund 53,670
Global Real Estate Securities Fund 43,637
Multi-Strategy Income Fund 55,101
Multi-Asset Growth Strategy Fund 191,465
Multifactor U.S. Equity Fund 9,635
Multifactor International Equity Fund 16,669

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1025
advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' Class A Shares for the period ended October 31, 2020:
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a
Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End Sales
Charges
Retained by
Distributor
Equity Income Fund $ 66 $ 30,963 $ 4,659
Sustainable Equity Fund 117 10,317 1,671
U.S. Dynamic Equity Fund — 1,257 194
U.S. Strategic Equity Fund 125 2,649 391
U.S. Small Cap Equity Fund — 9,205 1,552
International Developed Markets Fund 118 6,726 1,164
Global Equity Fund — 2,389 445
Emerging Markets Fund — 4,321 726
Tax-Managed U.S. Large Cap Fund 8,900 104,755 17,608
Tax-Managed U.S. Mid & Small Cap Fund 3,909 47,892 7,993
Tax-Managed International Equity Fund — 35,637 6,282
Tax-Managed Real Assets Fund 723 2,454 486
Opportunistic Credit Fund 440 1,346 268
Unconstrained Total Return Fund — — —
Strategic Bond Fund — 14,247 2,874
Investment Grade Bond Fund 361 6,488 1,328
Short Duration Bond Fund 175 4,278 855
Tax-Exempt High Yield Bond Fund 970 16,009 3,303
Tax-Exempt Bond Fund — 40,113 8,144
Commodity Strategies Fund 24 6,012 1,076
Global Infrastructure Fund — 5,185 1,002
Global Real Estate Securities Fund — 11,292 1,898
Multi-Strategy Income Fund — 9,967 1,339
Multi-Asset Growth Strategy Fund — 323 60
Multifactor U.S. Equity Fund — 14,031 2,586

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
1026 Notes to Financial Statements
During the period ended October 31, 2020, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 33 funds, and Russell Investment Funds ("RIF"), which has
9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended October 31, 2020, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,719,500.
Federal Income Taxes
At October 31, 2020, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Purchases Sales Realized Gain (Loss)
Unconstrained Total Return Fund $  — $ 82,884 $ 895
Tax-Exempt High Yield Bond Fund 11,642 32,675 (1,078)
Tax-Exempt Bond Fund 15,077 54,538 (2,176)
No Expiration
Funds Short-Term Long-Term Totals
U.S. Strategic Equity Fund $ 52,906,776 $ — $ 52,906,776
U.S. Small Cap Equity Fund 45,816,610 — 45,816,610
International Developed Markets Fund 50,946,749 63,871,850 114,818,599
Emerging Markets Fund 33,684,032 6,572,664 40,256,696
Tax-Managed U.S. Large Cap Fund 128,496,583 — 128,496,583
Tax-Managed U.S. Mid & Small Cap Fund 31,596,155 — 31,596,155
Tax-Managed International Equity Fund 291,820,340 5,706,613 297,526,953
Tax-Managed Real Assets Fund 58,120,164 — 58,120,164
Opportunistic Credit Fund 16,212,308 35,451,175 51,663,483
Unconstrained Total Return Fund 7,675,782 8,537,736 16,213,518
Short Duration Bond Fund — 1,499,802 1,499,802
Tax-Exempt High Yield Bond Fund 16,077,549 — 16,077,549
Tax-Exempt Bond Fund 26,896,892 7,880,365 34,777,257
Global Real Estate Securities Fund 29,065,045 — 29,065,045
Multi-Strategy Income Fund 17,850,700 13,280,770 31,131,470
Multi-Asset Growth Strategy Fund 77,691,148 8,013,377 85,704,525
Multifactor International Equity Fund 73,070,585 39,176,989 112,247,574

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 1027
Record Ownership
As of October 31, 2020, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments. The total amount of unfunded loan commitments as of October 31,
2020 was $280,575.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure except the following:
On November 2, 2020, the Board declared dividends payable from net investment income. Dividends were paid on November 4,
2020, to shareholders of record effective with the opening of business on November 3, 2020.
# of Shareholders %
Equity Income Fund
3 55.4
Sustainable Equity Fund
3 53.1
U.S. Dynamic Equity Fund
3 86.4
U.S. Strategic Equity Fund
4 77.8
U.S. Small Cap Equity Fund
4 66.8
International Developed Markets Fund
4 74.8
Global Equity Fund
3 56.3
Emerging Markets Fund
3 55.8
Tax-Managed U.S. Large Cap Fund
3 68.0
Tax-Managed U.S. Mid & Small Cap Fund
3 66.6
Tax-Managed International Equity Fund
3 70.7
Tax-Managed Real Assets Fund
3 65.2
Opportunistic Credit Fund
4 76.8
Unconstrained Total Return Fund
2 43.0
Strategic Bond Fund
4 67.6
Investment Grade Bond Fund
2 65.3
Short Duration Bond Fund
4 62.7
Tax-Exempt High Yield Bond Fund
3 70.8
Tax-Exempt Bond Fund
3 67.0
Commodity Strategies Fund
3 51.3
Global Infrastructure Fund
3 62.1
Global Real Estate Securities Fund
2 56.0
Multi-Strategy Income Fund
2 49.2
Multi-Asset Growth Strategy Fund
4 69.3
Multifactor U.S. Equity Fund
4 77.0
Multifactor International Equity Fund
4 83.0
Multifactor Bond Fund
3 100.0

Report of Independent Registered Public Accounting Firm
1028 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Company and Shareholders of each of the funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-seven of the funds constituting Russell Investment Company, hereafter collectively referred to as the
“Funds”) as of October 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Equity Income Fund (1) Sustainable Equity Fund (1)
U.S. Dynamic Equity Fund (1) U.S. Strategic Equity Fund (1)
U.S. Small Cap Equity Fund (1) International Developed Markets Fund (1)
Global Equity Fund (1) Emerging Markets Fund (1)
Tax-Managed U.S. Large Cap Fund (1) Tax-Managed U.S. Mid & Small Cap Fund (1)
Tax-Managed International Equity Fund (1) Tax-Managed Real Assets Fund (2)
Opportunistic Credit Fund (1) Unconstrained Total Return Fund (1)
Strategic Bond Fund (1) Investment Grade Bond Fund (1)
Short Duration Bond Fund (1) Tax-Exempt High Yield Bond Fund (1)
Tax-Exempt Bond Fund (1) Commodity Strategies Fund (1)
Global Infrastructure Fund (1) Global Real Estate Securities Fund (1)
Multi-Strategy Income Fund (1) Multi-Asset Growth Strategy Fund (1)
Multifactor U.S. Equity Fund (1) Multifactor International Equity Fund (1)
Multifactor Bond Fund (3)
(1) Statement of operations for the year ended October 31, 2020 and statement of changes in net assets for the years ended October 31, 2020 and October 31, 2019
(2) Statement of operations for the year ended October 31, 2020 and statement of changes in net assets for the year ended October 31, 2020 and the period June 10, 2019 (inception date) through October 31, 2019
(3) Statement of operations and statement of changes in net assets for the period November 13, 2019 (inception date)
through October 31, 2020

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 1029
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
December 22, 2020
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Company
Tax Information — October 31, 2020 (Unaudited)
1030 Tax Information
For the tax year ended October 31, 2020, the Funds designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2020, the Funds designate under Section 871(k)(2)(c) of the Internal Revenue Code, the maximum amount allowable as a short-term capital gains dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2021 will show the tax status of all distributions paid to your account in calendar year
2020.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Equity Income Fund 100.0%
Sustainable Equity Fund 53.8%
U.S. Dynamic Equity Fund 100.0%
U.S. Strategic Equity Fund 100.0%
U.S. Small Cap Equity Fund 100.0%
International Developed Markets Fund 0.0%
Global Equity Fund 23.2%
Emerging Markets Fund 0.0%
Tax-Managed U.S. Large Cap Fund 100.0%
Tax-Managed U.S. Mid & Small Cap Fund 100.0%
Tax-Managed International Equity Fund 0.0%
Tax-Managed Real Assets Fund 22.7%
Opportunistic Credit Fund 0.0%
Unconstrained Total Return Fund 0.0%
Strategic Bond Fund
0.0%
Investment Grade Bond Fund 0.0%
Short Duration Bond Fund 0.0%
Tax-Exempt High Yield Bond Fund 0.0%
Tax-Exempt Bond Fund 0.0%
Commodity Strategies Fund 0.0%
Global Infrastructure Fund 19.4%
Global Real Estate Securities Fund 0.0%
Multi-Strategy Income Fund 17.9%
Multi-Asset Growth Strategy Fund 57.0%
Multifactor U.S. Equity Fund 100.0%
Multifactor International Equity Fund 0.0%
Multifactor Bond Fund 0.0%

Russell Investment Company
Tax Information, continued — October 31, 2020 (Unaudited)
Tax Information 1031
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2020:
Please consult a tax adviser for any questions about federal or state income tax laws.
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2020.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the following Funds designate distributions from net investment income as exempt interest dividends during the taxable year ended October 31, 2020:
Sustainable Equity Fund $ 27,886,517
U.S. Dynamic Equity Fund 4,584,520
U.S. Strategic Equity Fund 138,917,249
U.S. Small Cap Equity Fund 56,154,707
Global Equity Fund 69,755,929
Emerging Markets Fund 1,410,394
Strategic Bond Fund 7,880,652
Commodity Strategies Fund 498,542
Global Infrastructure Fund 15,512,075
Global Real Estate Securities Fund 13,145,218
Multi-Strategy Income Fund 2,050,489
Multifactor U.S. Equity Fund 38,587,372
Fund Name
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
International Developed Markets Fund $4,267,645 $0.0825 $44,040,007 $0.8516
Emerging Markets Fund 5,176,924 0.0681 35,594,291 0.4685
Global Equity Fund 1,046,916 0.0163 8,245,313 0.1283
Tax-Managed International Equity Fund 5,175,714 0.0270 47,762,435 0.2496
Global Infrastructure Fund 269,424 0.0178 3,092,489 0.2037
Multifactor International Equity Fund 1,430,538 0.0266 16,584,214 0.3088
Tax-Exempt Bond Fund $81,236,700
Tax-Exempt High Yield Bond Fund 35,206,785

Russell Investment Company
Affiliated Brokerage Transactions — October 31, 2020 (Unaudited)
1032 Affiliated Brokerage Transactions
As discussed in the Note 5 in the Notes to Financial Statements contained in this annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM determines not to allocate to money managers strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-
discretionary managers or (iv) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Amounts retained by RIIS for the period ended October 31, 2020 were as follows:
Affiliated Broker Fund Name
RIIS
Equity Income Fund $ 11,431
Sustainable Equity Fund 6,575
U.S. Dynamic Equity Fund 9,035
U.S. Strategic Equity Fund 146,693
U.S. Small Cap Equity Fund 404,503
International Developed Markets Fund 385,975
Global Equity Fund 157,264
Emerging Markets Fund 267,819
Tax-Managed U.S. Large Cap Fund 99,035
Tax-Managed U.S. Mid & Small Cap Fund 246,850
Tax-Managed International Equity Fund 582,099
Tax-Managed Real Assets Fund 119,849
Global Infrastructure Fund 25,759
Global Real Estate Securities Fund 139,921
Multi-Strategy Income Fund 145,071
Multi-Asset Growth Strategy Fund 357,305
Multifactor U.S. Equity Fund 24,557
Multifactor International Equity Fund 104,416

Russell Investment Company
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 1033
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and, in the case of Funds employing a managers-of-
managers method of investment, the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, which is currently comprised entirely of Independent Trustees (the “Trustees”), considered the continuation of the Agreements at a meeting held by video conference on May 15, 2020 (the “Agreement Evaluation Meeting”),
and further considered and approved the continuation of the Agreements at a meeting held by video conference on May 18-19, 2020
(the “Agreement Approval Meeting”) in reliance on the exemptive order for temporary, conditional relief from the in-person voting requirement of Section 15(c) of the 1940 Act provided by the U.S. Securities and Exchange Commission (the “SEC”). During the
course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the
Funds, sales and redemptions of the Funds’ shares, management of the Funds and other services provided by RIM (and its affiliates)
and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2)
information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing the performance of the
Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider and/or by RIM, in the case of the custom peer comparisons, to be generally comparable to the Funds (the “Third-Party
Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,”
and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Group” in the case of operating expense comparisons. The foregoing and other information received by the Board in connection with its evaluations of the Agreements are collectively called the “Agreement
Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund
Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and separately received a memorandum regarding their responsibilities from their Independent Counsel.
On April 27, 2020, the Trustees met privately by video conference with Independent Counsel to discuss the Agreement Evaluation
Information received to that date. At a meeting held on April 28, 2020 (the “Agreement Information Review Meeting”), the Trustees,
in preparation for the Agreement Evaluation Meeting, met by video conference in an executive session with a representative of TA
Associates Management, L.P. (“TA Associates”), at which Independent Counsel and Fund Counsel and, for a portion of the session, the
Chief Financial Officer (“CFO”) and Chief Operating Officer (“COO”) of RIM’s parent company, were present; met by video conference with representatives of RIM; and then the Trustees met by video conference in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, the Trustees communicated additional questions and requested additional Agreement
Evaluation Information. Certain additional Agreement Evaluation Information requested at the Agreement Information Review
Meeting was received on May 7, 2020. On May 12, 2020, the Trustees met by video conference in private session with Independent
Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information. On
May 13, 2020, the Board Chair met by conference telephone call with representatives of management and requested clarifications and confirmations of certain of the previously provided additional Agreement Evaluation Information and those clarifications and confirmations were addressed at the Agreement Evaluation Meeting. At the Agreement Evaluation Meeting, the Trustees again met by video conference in a private session with Independent Counsel to review the additional or revised Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Trustees considered the proposed continuance of the Agreements with
RIM, Fund management, Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other
RIM Funds. Information received by the Board prior to and at the Agreement Information Review Meeting, the Agreement Evaluation
Meeting, the Agreement Approval Meeting and other meetings identified above is included in the Agreement Evaluation Information.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
1034 Basis for Approval of Investment Advisory Contracts
Prior to voting at the Agreement Approval Meeting, the Trustees met in private session with Independent Counsel to consider Agreement
Evaluation Information received from RIM and management at and prior to the Agreement Approval Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Funds (the “Manager-of-Managers Funds”), other than the RIC
Strategic Call Overwriting Fund, RIC Multifactor U.S. Equity Fund, RIC Multifactor International Equity Fund and RIC Multifactor
Bond Fund (the “RIM-Managed Funds”), which are managed only by RIM, employs a manager-of-managers method of investment and RIM’s past expressed belief that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. In the case of the Manager-of-Managers
Funds, RIM, however, has engaged multiple unaffiliated Money Managers. RIM is responsible for paying fees to the Money Managers
(“Money Manager Fees”) out of the fees paid by the Manager-of-Managers Funds to RIM for its services under the RIM Agreement
(the “Advisory Fee”). A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money
Manager.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. The Board considered that, although RIM traditionally has managed Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Fund investment advisory services. In this regard, assets of each Manager-of-Managers
Fund continue to be allocated among RIM and the multiple Money Manager strategies selected by RIM for that Fund. RIM may change a Fund’s asset allocation to a Money Manager at any time, including by allocating no Fund assets to one or more Money
Manager strategies. In addition, RIM continues to manage the investment of each Manager-of-Managers Fund’s cash and portions of a Manager-of-Managers Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each Manager-of-Managers Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM. With respect to the portion of a Fund that RIM manages based upon non-discretionary
Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs and turnover from reduced trading volumes, the potential for additional commission recapture, and that, for certain Funds, emulation provides more flexibility for enhanced tax management. In all cases, Manager-of-Managers Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM provides to the Funds under the RIM Agreement.
In the case of Manager-of-Managers Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Fund and for actively managing allocations and reallocations of its assets among the Money Manager strategies and RIM itself. Each discretionary Money Manager for a Manager-of-Managers Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Fund assigned to it by RIM in accordance with the Manager-of-Managers Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Manager-of-Managers Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-Managers Fund, RIM is responsible for, among other things, providing each Money

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Basis for Approval of Investment Advisory Contracts 1035
Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-
discretionary Money Managers with each Fund’s investment objective and policies; with respect to Funds with non-discretionary Money
Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money Manager strategies; managing the Funds’
cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Manager-
of-Managers Fund in a complementary manner. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Fund’s investment program, structuring the Manager-of-
Managers Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Manager-of-Managers Fund. In the Agreement Evaluation Information, RIM noted
the broad array of investment management services provided to the Manager-of-Managers Funds by RIM compared to the relatively narrow portfolio management services provided to the Manager-of-Managers Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money
Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and Direct Management
Services (as defined below).
The Board considered that the prospectuses for the Manager-of-Managers Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Manager-of-Managers Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Manager-of-
Managers Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-
of-Managers Fund. The Board further considered that Manager-of-Managers Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the structure of the Manager-of-Managers Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-
managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-Managers Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such
Manager-of-Managers Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the structure of the Manager-of-Managers Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The Advisory Fee paid by the Fund to RIM and the fact that it encompasses all investment advisory fees paid by the Fund, including, in the case of Manager-of-Managers Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;

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1036 Basis for Approval of Investment Advisory Contracts
3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities and foreign exchange transactions;
4. Information provided by RIM as to expenses incurred by the Fund;
5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund; and
6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Chief Investment
Officer of RIM and the Funds, and senior representatives of Russell Investments (as defined below), discussed with the Board certain enhancements made to the investment management program for the Funds to seek to increase the probability of excess returns. The
Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”) and the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report.
The Annual CCO Report also included information on the progress made with respect to various compliance, operations and technology initiatives previously discussed with the Board. The CCO discussed with the Board, and the Board noted, enhancements made to the compliance programs of RIM and the Funds over the past year. The CCO advised the Board that the Funds’ compliance program meets the standards of Rule 38a-1 under 1940 Act and that, as required by Rule 38a-1 under the 1940 Act, RIM has adopted policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act)
with respect to the services RIM provides to the Funds.
The CCO and RIM senior management discussed the impact of the COVID-19 crisis on the operations and compliance programs of
RIM, the Money Managers and the Funds’ other significant service providers and the Trustees received and considered confirmation from the CCO and RIM senior management that there was no anticipated diminution in the nature, extent and quality of services to be provided by each of these service providers under their respective agreements with the Funds as a result of the COVID-19 crisis.
Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital
Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and, thereafter, to submit the Successor
Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review Meeting, among other things, the status of TA Associates’
indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment and the COVID-19 crisis, were discussed. The Board was advised that there was no change in TA
Associates’ plans regarding its ownership interest in Russell Investments from those plans previously reported to the Board and of
TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the
Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Fund’s cash, directly manages a portion
(which may represent a significant portion) of the Manager-of-Managers Funds pursuant to the RIM Agreement, with the actual allocation of Manager-of-Managers Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). The nature and scope of RIM’s direct management of Manager-of-Managers Fund assets has evolved over the past several years. In the management of Manager-of-Managers Funds’ assets, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Manager-of-Managers Fund characteristics and invests in securities and instruments which provide the desired exposures (such as low volatility, momentum, value, growth, quality, capitalization size, industry, sector,

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Basis for Approval of Investment Advisory Contracts 1037
region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning or interest rates). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication.
For certain Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” The Board has been advised that, where appropriate in its judgment, RIM intends to continue exploring the possible expansion of its Direct Management Services whereby larger portions of certain Manager-of-Managers Funds may be managed directly by RIM pursuant to the Direct Management
Services.
According to RIM, its portfolio managers combine Money Manager strategies and RIM’s Direct Management Services for the Manager-
of-Managers Funds and precisely align Fund exposures with RIM’s preferred positioning. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Fund. These strategies are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money
Manager Fee reduction may reduce its costs of providing investment advisory services to the Manager-of-Managers Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct
Management Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management
Services to the Manager-of-Managers Funds; and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Manager-of-Managers Funds in recent years, and described additional current and potential changes, and the impact of such changes, to the investment advisory services provided to the Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• RIM advised the Board that it reviewed certain key tenets of its investment approach and took certain measures to enhance the process with the goal to improve risk adjusted performance over a market cycle.
• The Direct Management Services described above.
• RIM advised the Board that most remaining discretionary equity Money Managers for Manager-of-Managers Funds were converted to non-discretionary assignments, thereby implementing emulation for most Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Funds of emulation. RIM noted that, in implementing emulation for Funds, it assumes various risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission.
• RIM advised the Board that, over the course of 2019 and in prior years, it had reduced the number of Money Managers for certain
Manager-of-Managers Funds in part to seek more concentrated return drivers. RIM also advised the Board that allocations to Direct

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1038 Basis for Approval of Investment Advisory Contracts
Management Services for certain Funds were increased to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups. Additionally, RIM advised the Board that, in order to preserve flexibility and to manage risks and volatility associated with Manager-of-Managers Funds having manager lineups with fewer Money Managers, and consistent with the terms of the manager-of-managers exemptive order, RIM created Money Manager “bench” lineups for certain
Manager-of-Managers Funds, whereby those Manager-of-Managers Funds have Board-approved portfolio management contracts with
Money Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager. The Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Funds or RIM from the use of a manager bench. RIM advised the Board that, going forward, RIM may add managers to a Manager-of-Managers Fund with an existing manager bench or create manager bench lineups for additional Manager-
of-Managers Funds.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future.
Because Money Manager Fees are paid by RIM out of its Advisory Fee from the Funds, the foregoing may benefit RIM in the form of savings to RIM from reduced Money Manager Fees. RIM noted that such benefits may be offset partially by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds, and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services.
In evaluating the Funds’ Advisory Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings,
RIM noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the RIC Global
Equity Fund, RIC Emerging Markets Fund, RIC Tax-Managed U.S. Large Cap Fund, RIC Tax-Managed U.S. Mid & Small Cap Fund,
RIC Opportunistic Credit Fund, RIC Short Duration Bond Fund and RIC Commodity Strategies Fund each had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the fourth or fifth quintile of its Expense Group for that expense component. The Advisory Fees for each of the other Funds ranked in the third quintile of its Expense Group, or better. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Group and the fifth quintile represents funds with the highest investment advisory fees among the Expense Group funds. The comparisons were based upon the latest fiscal years for the Expense Group funds.
In discussing the Funds’ Advisory Fees generally, RIM noted, among other things, that its Advisory Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.
RIM also advised the Board that its profitability generally and from its relationships with the Funds declined in 2019, and its pre-
tax “margins” in providing investment advisory services to the Funds ranked below the median of the margins of public investment management company peers based on a survey conducted in 2018.
RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio.
The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Funds relative to their respective Comparable Funds through
Advisory Fee waivers or expense caps. The Board has requested that RIM provide total expense ratio management plans to reduce total expenses for certain Funds relative to their Comparable Funds. At the Agreement Information Review Meeting, the Board reviewed and discussed with RIM the total expense ratios of the Funds, the plans that RIM had previously implemented and has proposed to implement, including the prior acceleration of elements of certain plans, to reduce total expenses for certain Funds in light of RIM’s

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Basis for Approval of Investment Advisory Contracts 1039
progress in meeting plan objectives and Comparable Fund fee and expense developments in the past year. Based on that review and discussions with RIM, the Trustees will continue to evaluate and engage in ongoing discussions with management regarding total expense comparisons.
With respect to each Fund with Advisory Fees ranked in the fourth or fifth quintile of its Expense Group, RIM expressed its belief that the Fund’s Advisory Fee was fair and reasonable notwithstanding the Third-Party Information comparisons, based on the Agreement
Evaluation Information.
With respect to the RIC Global Equity Fund, the Board considered that RIM adopted a total expense ratio management plan that implemented a direct fund level expense cap in 2019, lowered the expense cap in March 2020 and would further lower the cap in 2021.
The Board noted that, while in effect, each of the expense caps would have a beneficial effect on comparisons of the Fund’s Advisory
Fee relative to the advisory fees of its Comparable Funds. In addition, the Board noted that, based on currently available information, the total expense ratio management plan, when fully implemented, would place the Fund’s actual Advisory Fee into the third quintile of its Expense Group.
With respect to the RIC Emerging Markets Fund, the Board considered that RIM had adopted a total expense ratio management plan and that, in 2019, RIM agreed to accelerate the implementation of an additional Advisory Fee waiver that was initially planned for
2021 and instead implement that Advisory Fee waiver in March 2020. The Board considered that these Advisory Fee waivers, while in effect, would have a beneficial effect on comparisons of the Fund’s Advisory Fee relative to the advisory fees of its Comparable
Funds. In addition, the Board considered that, based on currently available information, the total expense ratio management plan on an annualized basis, would place the Fund’s actual Advisory Fee into the third quintile of its Expense Group.
With respect to the RIC Tax-Managed U.S. Large Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and that none of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. RIM expressed its belief that the Fund’s Advisory Fee was reasonable given the added value of the Fund’s active tax-management strategies.
With respect to the RIC Tax-Managed U.S. Mid & Small Cap Fund, the Board considered that the Fund is designed to maximize after-
tax returns, and that none of the other Comparable Funds in the Fund’s Expense Group provide the additional active tax management services that are applied to the Fund. RIM expressed its belief that the Fund’s Advisory Fee was reasonable given the added value of the Fund’s active tax-management strategies.
With respect to the RIC Opportunistic Credit Fund, the Board considered RIM’s explanation of the differences between the Fund and its Comparable Funds in the Third-Party Information, and that RIM had engaged an independent provider of investment company information to create an additional peer comparison for the Fund based on a quantitative assessment of holdings. The Board considered
RIM’s belief that a peer comparison based on the specified holdings criteria is a more appropriate measure of the Fund’s Advisory Fee than its assigned Expense Group and noted that the Fund’s Advisory Fee compared more favorably against the additional peer group.
The Board also considered that RIM proposed to adopt a new total expense ratio management plan for the Fund that will implement additional Advisory Fee waivers that will incrementally reduce the Fund’s actual Advisory Fee in 2020 and 2021. The Board noted
that, while in effect, each of the new Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s Advisory Fee relative to the advisory fees of its Comparable Funds and the constituents of the additional peer group.
With respect to the RIC Short Duration Bond Fund, the Board considered that the actual Advisory Fee for the Fund had a small variance to the third quintile of its Expense Group. The Board further considered that RIM had implemented an additional Advisory
Fee waiver in March 2020. The Board also noted that, following discussions with the Trustees at the Agreement Information Review
Meeting, RIM agreed to implement an additional Advisory Fee waiver in June 2020. The Board noted that, while in effect, the additional Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s Advisory Fee relative to the advisory fees of its Comparable Funds. In addition, the Board considered that, based on currently available information, the Advisory Fee waivers, when fully implemented and on an annualized basis, would place the Fund’s actual Advisory Fee into the third quintile of its Expense
Group.
With respect to the RIC Commodity Strategies Fund, the Board considered that the actual Advisory Fee for the Fund had a small variance to the third quintile of its Expense Group. The Board further considered that, in 2018, RIM had adopted a total expense ratio management plan and, as part of the plan, implemented a new Advisory Fee waiver in March 2020. The Board noted that, while in effect, the new Advisory Fee waiver would have a beneficial effect on comparisons of the Fund’s Advisory Fee relative to the advisory

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1040 Basis for Approval of Investment Advisory Contracts
fees of its Comparable Funds. The Board noted that, based on currently available information, the total expense ratio management plan, on an annualized basis, would place the Fund’s actual Advisory Fee into the second quintile of its Expense Group.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been implemented in the past year or may be implemented in the future. In addition, the Board, in the case of certain Funds, considered
Advisory Fee breakpoints that previously had been implemented for those Funds.
The Board also considered that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds, in some cases, are lower, and may be substantially lower, than the rates paid by the Funds and Other RIM Funds. The
Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses (less Rule 12b-1/non-Rule
12b-1 fees) for the RIC U.S. Dynamic Equity Fund, RIC U.S. Strategic Equity Fund, RIC International Developed Markets Fund, RIC
Global Equity Fund, RIC Emerging Markets Fund, RIC Tax-Managed U.S. Large Cap Fund, RIC Tax-Managed U.S. Mid & Small Cap
Fund, RIC Tax-Managed Real Assets Fund, RIC Opportunistic Credit Fund, RIC Unconstrained Total Return Fund, RIC Strategic
Bond Fund, RIC Short Duration Bond Fund, RIC Tax-Exempt High Yield Bond Fund, RIC Tax-Exempt Bond Fund, RIC Commodity
Strategies Fund, RIC Global Infrastructure Fund, RIC Global Real Estate Securities Fund and RIC Multi-Asset Growth Strategy Fund
each ranked in the fourth or fifth quintile of its Expense Group. The total expenses for each of the other Funds ranked in the third quintile of its Expense Group, or better. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Group and the fifth quintile represents funds with the highest total expenses among the Expense Group funds.
With respect to each Fund with total expenses ranked in the fourth or fifth quintile of its Expense Group, RIM expressed its belief that the Fund’s total expense ratio was fair and reasonable notwithstanding the Third-Party Information comparisons, based on the
Agreement Evaluation Information.
With respect to the RIC U.S. Dynamic Equity Fund, the Board considered that, in 2019, RIM implemented a non-contractual direct fund level expense cap that lowered the Fund’s existing contractual direct fund level expense cap, and in March 2020, RIM further reduced the contractual direct fund level expense cap to a level that was lower than the previous non-contractual direct fund level expense cap. The Board further considered that RIM proposed to further lower the direct fund level expense cap in June 2020. The
Board noted that, while in effect, the expense caps would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds. In addition, the Board considered that, based on currently available information, the direct fund level expense caps, when fully implemented and on an annualized basis, would place the Fund’s total expenses into the third quintile of its Expense Group.
With respect to the RIC U.S. Strategic Equity Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group and were in the second quintile of its Expense Group for the prior year. RIM expressed its belief that the Fund’s total expenses are reasonable given, among other things, that the Fund’s total expenses have been in the fourth quintile of its Expense Group for only one year.
With respect to the RIC International Developed Markets Fund, the Board considered that the Fund’s total expenses were in the third quintile of its Expense Group for the prior year and that the median of total expenses for a larger peer group increased from 2018 to
2019. RIM expressed its belief that the Fund’s total expenses are reasonable given that the Fund’s total expense have been in the fourth quintile of its Expense Group for only one year and the Fund’s total expense ratio has decreased over the last two years.

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Basis for Approval of Investment Advisory Contracts 1041
With respect to the RIC Global Equity Fund, the Board considered that RIM adopted a total expense ratio management plan for the
Fund that implemented a direct fund level expense cap in 2019, lowered the expense cap in March 2020 and would further lower the cap in 2021. The Board noted that, while in effect, the expense caps would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds. In addition, the Board noted that, based on currently available information, the direct fund level expense caps, when fully implemented and on an annualized basis, would place the Fund’s total expenses into the third quintile of its Expense Group.
With respect to the RIC Emerging Markets Fund, the Board considered that RIM had adopted a total expense ratio management plan and that, in 2019, RIM agreed to accelerate the implementation of an additional Advisory Fee waiver that was initially planned for
2021 and instead implement that Advisory Fee waiver in March 2020. The Board considered that, these Advisory Fee waivers, while in effect, would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable
Funds. The Board considered RIM’s proposal to engage in future discussions regarding a review and evaluation of the Fund’s total expenses relative to additional data sources, which would include peer information that is more widely used by financial intermediaries and investors to assess fund characteristics, including total expenses, and comparisons to other similarly situated share classes that are available to investors for purchase.
With respect to the RIC Tax-Managed U.S. Large Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and that none of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. RIM expressed its belief that the Fund’s total expenses were reasonable given the added value of the Fund’s active tax-management strategies.
With respect to the RIC Tax-Managed U.S. Mid & Small Cap Fund, the Board considered that the Fund is designed to maximize after-
tax returns, and that none of the other Comparable Funds in the Fund’s Expense Group provide the additional active tax management services that are applied to the Fund. RIM expressed its belief that the Fund’s total expenses were reasonable given the added value of the Fund’s active tax-management strategies.
With respect to the RIC Tax-Managed Real Assets Fund, the Board considered that the Fund was recently launched in June 2019, and
RIM’s advice that the Fund’s expense group did not include any other tax-managed funds. RIM expressed its belief that the Fund’s total expenses were reasonable given the added value of the Fund’s active tax management strategies.
With respect to the RIC Opportunistic Credit Fund, the Board considered RIM’s explanation of the differences between the Fund and its Comparable Funds in the Third-Party Information, and that RIM had engaged an independent provider of investment company information to create an additional peer comparison for the Fund based on a quantitative assessment of holdings. The Board considered
RIM’s belief that a peer comparison based on the specified holdings criteria is a more appropriate measure of the Fund’s total expenses than its assigned Expense Group and noted that the Fund’s total expenses compared more favorably against the additional peer group.
The Board also considered that RIM proposed to adopt a new total expense ratio management plan for the Fund that will implement additional Advisory Fee waivers that will incrementally reduce the Fund’s total expenses in 2020 and 2021. The Board noted that, while in effect, each of the new Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds in the Expenses Group and the constituents of the additional peer group.
With respect to the RIC Unconstrained Total Return Fund, the Board considered that in March 2019, RIM lowered the Fund’s direct fund level expense cap. RIM noted and the Board considered that the change in methodology used to create the Funds’ Expense
Groups in 2019 had significantly impacted the Fund’s total expense rankings. The Board considered RIM’s proposal to engage in future discussions regarding a review and evaluation of the Fund’s total expenses relative to additional data sources, which would include peer information that is more widely used by financial intermediaries and investors to assess fund characteristics, including total expenses, and comparisons to other similarly situated share classes that are available to investors for purchase.
With respect to the RIC Strategic Bond Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group. The Board considered RIM’s proposal to engage in future discussions regarding a review and evaluation of the Fund’s total expenses relative to additional data sources, which would include peer information that is more widely used by financial intermediaries and investors to assess fund characteristics, including total expenses, and comparisons to other similarly situated share classes that are available to investors for purchase. RIM expressed its belief that the Fund’s total expenses were reasonable given that the Fund’s total expense ratio is in the third quintile of its expense universe and the Fund’s outperformance relative to its Performance Universe median over all applicable periods except the 5-year period.

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1042 Basis for Approval of Investment Advisory Contracts
With respect to the RIC Short Duration Bond Fund, the Board considered RIM’s explanation of the impact on the Fund’s total expenses due to reduced assets caused by redemptions. The Board also considered that RIM implemented an additional contractual Advisory
Fee waiver in March 2020 and, following discussions with the Trustees at the Agreement Information Review Meeting, RIM agreed to implement an additional Advisory Fee waiver in June 2020. The Board noted that, while in effect, each of the new Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable
Funds. In addition, the Board noted that, based on currently available information, the additional Advisory Fee waivers, when fully implemented and on an annualized basis, would place the Fund’s total expense ratio into the third quintile of its Expense Group.
With respect to the RIC Tax-Exempt High Yield Bond Fund and the RIC Tax-Exempt Bond Fund, the Board considered that each
Fund’s total expenses had a small variance to the third quintile of its Expense Group and were in the third quintile of its Expense Group for the prior year. RIM expressed its belief that each Fund’s total expenses are reasonable given each Fund’s outperformance relative to its Performance Universe median over the 1-, 3- and 5-year periods, and that each Fund’s total expense have been in the fourth quintile of its Expense Group for only one year.
With respect to the RIC Commodity Strategies Fund, the Board considered that RIM had adopted a total expense ratio management plan that had implemented Advisory Fee waivers in March 2019, implemented additional non-contractual Advisory Fee waivers in
January 2020, and converted the non-contractual Advisory Fee waivers to contractual Advisory Fee waivers in March 2020. The Board noted that, while in effect, each of the Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds. In addition, the Board noted that, based on currently available information, on an annualized basis, the total expense ratio management plan would place the Fund’s total expenses into the third quintile of its
Expense Group.
With respect to the RIC Global Infrastructure Fund, the Board considered that RIM had adopted a total expense ratio management plan that incrementally lowered the Fund’s direct fund level expense cap in March 2019 and March 2020 and included a further reduction to the expense cap in 2021. The Board considered that RIM proposed to adjust the plan to further reduce the Fund’s direct fund level expense cap in 2021, and that each of the expense caps, while in effect, would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds. The Board also considered that, based on currently available information, the total expense ratio management plan, when fully implemented and on an annualized basis, would place the Fund’s total expense ratio into the third quintile of its Expense Group.
With respect to the RIC Global Real Estate Securities Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group. The Board considered that RIM implemented an Advisory Fee waiver in March 2019 and would add an additional Advisory Fee waiver in June 2020. The Board noted that, while in effect, the Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds. In addition, the Board considered that, based on currently available information, the Advisory Fee waivers, when fully implemented and on an annualized basis, would place the Fund’s total expenses into the third quintile of its Expense Group.
With respect to the RIC Multi-Asset Growth Strategy Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group. The Board also considered RIM’s explanation of the differences between the Fund and its Comparable Funds in the Third-Party Information, and that RIM had engaged an independent provider of investment company information to create an additional peer comparison for the Fund that included funds believed to be generally more comparable to the
Fund than those in its Expense Group, and excluded certain funds that were considered not comparable to the Fund either due to their investment strategies or structure. The Board considered RIM’s belief that the additional peer group is a more appropriate measure of the Fund’s total expenses than its assigned Expense Group and noted that the Fund’s total expenses ranked in the third quintile of the additional peer group.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement Evaluation
Meeting by RIM, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or expense caps, including the total expense ratio management plans, and considering any differences in the composition of the Expense Groups and investment strategies of its respective Comparable Funds and in light of other factors discussed above: (1) the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM to the Fund; (2) except as noted above, the relative expense ratio of the Fund either was comparable to those of its Comparable Funds or RIM had provided an

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Basis for Approval of Investment Advisory Contracts 1043
explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3)
other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including the Advisory Fee breakpoints that are in place for certain Funds; in the case of Manager-of Managers
Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds is consistent with continuation of the RIM Agreement. The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. In assessing the performance of Funds with at least three years of performance history, the Board focused upon each Fund’s performance for the 3-year period ended December 31, 2019 as most relevant but also considered Fund performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past year to enhance the performance of certain Manager-of-Managers Funds, including changes in
Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results.
With respect to the RIC U.S. Dynamic Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31, 2019, and was ranked in the third and fourth quintiles of its Performance Universe for the 1- and 5-year periods ended such date, respectively. RIM noted that the Fund’s tilt away from stocks with high growth characteristics detracted from peer relative performance. Sector allocation decisions, including an overweight to the energy and financials sectors, also contributed to the Fund’s relative underperformance. The Board considered that, over the 3-year period, Money Manager changes were made to both address performance concerns and to move the Fund to RIM’s preferred U.S. core large cap manager line-up were not yet fully reflected in the Fund’s investment results.
With respect to the RIC U.S. Strategic Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2019, and was ranked in the third quintile of its Performance Universe for the 1-year period ended such date. According to RIM, factors contributing to the Fund’s relative underperformance during the 3-year period included the Fund’s tilt toward stocks with lower valuation characteristics when compared to peers, sector positioning, particularly an overweight to the energy sector and an underweight to the information technology sector. The Board considered that the changes in the Fund’s Money Managers and changes in allocations among Money Managers and
RIM’s Direct Management Services that were implemented over the last two years to enhance performance over a market cycle were not yet fully reflected in the Fund’s investment results.
With respect to the RIC Multifactor International Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2019, and was ranked in the fifth quintile of its Performance Universe for the 1-year period ended such date. For the three-year period, RIM noted
that its strategic belief and tactical preference for value compared to the peer group detracted from performance, as well as overweights to Japan and the financials sector relative to peers. RIM noted that while valuation spreads between value and growth have been at historically wide levels, it believes the extent of the valuation spreads is not sustainable, and RIM continues to favor value over growth.
With respect to the RIC International Developed Markets Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2019, and was ranked in the third quintile of its Performance Universe for the 5-year period ended such date. For the 3-year period, RIM noted that its strategic belief and tactical preference for value compared to the peer group detracted from performance, as well as overweights to Japan and the financials sector relative to peers. RIM noted that while valuation spreads between value and growth have been at historically wide levels, it believes the extent of the valuation spreads is not sustainable, and RIM continues to favor valuation sensitive managers in its tactical positioning.
With respect to the RIC Tax-Managed U.S. Mid & Small Cap Equity Fund, the Third-Party Information showed that the Fund’s performance for each of the 3- and 5-year periods ended December 31, 2019 was in the fifth quintile of its Performance Universe, and that its performance for the 1-year period ended such date was in the fourth quintile of its Performance Universe. RIM noted that,

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1044 Basis for Approval of Investment Advisory Contracts
over the 3-year period, the Fund’s tilt toward companies with low valuation ratios relative to its Peer Universe, and sector allocation decisions, including an overweight to the energy sector and an underweight to the information technology sector, detracted from the
Fund’s performance. RIM informed the Board that the Fund often shifts between two Performance Universe categories and noted that the Fund’s performance relative to both the small cap growth Performance Universe and the small cap blend Performance Universe was provided to the Board on a quarterly basis. RIM noted that while the Third-Party Information included the Fund in the small cap growth Performance Universe, RIM measures the Fund’s performance against the small cap blend Performance Universe internally, and that the Fund had outperformed the small cap blend Performance Universe for the 3-year period ended December 31, 2019. The
Board considered that changes to Money Managers made in December 2017 were not yet fully reflected in the Fund’s 3-year investment results.
With respect to the RIC Tax-Managed International Equity Fund, which began operation in 2015, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended
December 31, 2019. For the 3-year period, RIM noted that its strategic belief and tactical preference for value compared to the peer group detracted from performance, as well as overweights to Japan and the financials sector relative to peers. RIM noted that while valuation spreads between value and growth have been at historically wide levels, it believes the extent of the valuation spreads is not sustainable, and RIM continues to favor valuation sensitive managers in its tactical positioning.
With respect to the RIC Commodity Strategies Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2019, and was ranked in the third quintile of its Performance Universe for the 1-year period ended such date. RIM advised the Board that the Fund’s underperformance relative to some other funds in the Performance Universe was primarily attributable to differences in the Comparable Funds’ benchmarks and performance objectives. RIM noted that many of the constituents of the Performance Universe are benchmarked to indexes other than the Fund’s benchmark index or have high relative risk targets, resulting in persistent structural exposure differences, which, along with active over- and/or under- weight positions taken by the Fund’s Money Managers during the period, contributed to the Fund’s relative underperformance.
With respect to the RIC Global Real Estate Securities Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1- and 3-year periods ended December 31, 2019, and was ranked in the third quintile of its Performance Universe for the 5-year period ended such date. RIM noted that the Fund’s Peer Universe includes a number of constituents with strategies that are notably different from the Fund’s global real estate focus, including regionally-focused real estate strategies with performance patterns that significantly diverge from that of the Fund, and constituents that are benchmarked to indexes other than the Fund’s benchmark index, leading to persistent structural differences with respect to sector and regional exposures, each of which contributed to the Fund’s relative underperformance during the 3-year period. The Board considered that the termination of a Money Manager and changes in allocations among Money Managers and RIM’s Direct Management Services that were implemented in 2019 to enhance performance were not yet reflected in the Fund’s investment results.
With respect to the RIC Multi-Asset Growth Strategy Fund, which began operations in 2017, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-year period ended December 31,
2019. RIM noted that the performance target of the Fund over a market cycle (typically 7 years or more) is to deliver positive returns approximating inflation (measured by the CPI index) plus 4%, net of fees, which the Fund exceeded over the one-year period. RIM further noted that the Fund’s Performance Universe includes constituents with a with a variety of strategies, many of which are not comparable to the Fund, and that due to the variation in performance objectives of outcome oriented funds, RIM does not believe it is currently possible to create a custom performance category that is the equivalent of a performance universe. The Board considered that changes in Money Managers and the addition of a second mandate for an existing Money Manager over the course of 2019 were not yet reflected in the Fund’s performance results.
With respect to the RIC Multi-Strategy Income Fund, which began operations in 2015, the Third-Party Information showed that the
Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1- and 3-year periods ended December 31,
2019. RIM noted that the Fund’s relative underperformance was primarily due to detracting asset allocation effects compared to the
Performance Universe, as the Fund held relatively less exposure to credit-risky fixed income sectors, such as high yield corporate bonds, compared to the Performance Universe, and was overweight to relatively less-risky fixed income sectors, such as Treasuries and high-quality corporate bonds, which detracted from the Fund’s performance and risky markets have rallied. RIM also noted that the
Fund’s non-U.S. bias and a lower U.S. equity allocation relative to peers contributed to the Fund’s relative underperformance, as the
U.S. outperformed international developed markets on an annualized basis. RIM further noted that within the equity portion of the

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Basis for Approval of Investment Advisory Contracts 1045
Fund’s portfolio, the Fund was positioned in alignment with RIM’s strategic belief and tactical preference for an overweight to value compared to its Peer Universe constituents, which detracted during the period. The Board considered that changes in Money Managers, conversions of discretionary Money Manager assignments to non-discretionary, and the addition of a second mandate for an existing
Money Manager over the course of 2019 were not yet reflected in the Fund’s performance results.
The performance of each of the other Funds ranked in the third quintile of its Performance Universe or better for the 3-year period ended December 31, 2019.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-Managers Funds’ performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-year period ended December 31, 2019, the RIC
Emerging Markets Fund, RIC Opportunistic Credit Fund, RIC Unconstrained Total Return Fund, RIC Strategic Bond Fund, RIC
Investment Grade Bond Fund, RIC Short Duration Bond Fund, RIC Tax-Exempt High Yield Bond Fund, RIC Tax-Exempt Bond
Fund, RIC Commodity Strategies Fund, RIC Global Infrastructure Fund and RIC Strategic Call Overwriting Fund outperformed their benchmarks; for the 3-year period ended December 31, 2019, the RIC Opportunistic Credit Fund, RIC Unconstrained Total Return
Fund, RIC Strategic Bond Fund, RIC Short Duration Bond Fund, RIC Tax-Exempt High Yield Bond Fund, RIC Tax-Exempt Bond
Fund, RIC Global Infrastructure Fund, RIC Global Real Estate Securities Fund and RIC Strategic Call Overwriting Fund outperformed their benchmarks; and for the 5-year period ended December 31, 2019, the RIC Opportunistic Credit Fund, RIC Strategic Bond Fund,
RIC Short Duration Bond Fund, RIC Tax-Exempt Bond Fund, RIC Global Infrastructure Fund and RIC Strategic Call Overwriting
Fund outperformed their benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money
Managers continues to impact Manager-of-Managers Fund performance for periods prior and subsequent to their termination. Lastly, the Board considered the implementation of additional strategies and refinements to strategies discussed in the Agreement Information
Materials and prior Board meetings that may be employed by RIM in respect of certain Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or
Russell Investments Financial Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-
discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary
Money Manager may execute trades. The Agreement Evaluation Information (1) described RIM’s oversight of the discretionary Money
Managers’ soft dollar arrangements, (2) expressed RIM’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager documents and their implementation, the discretionary Money Managers’ soft dollar programs and policies and procedures are consistent with applicable legal, regulatory and fiduciary standards and (3) stated that periodic discretionary Money Manager reviews are designed to (among other things) obtain reasonable assurance that the Money Manager’s actual soft dollar practices are consistent with what is stated in their policies and procedures and with disclosures made by Money
Managers in their investment adviser registration statements filed with the SEC.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability

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1046 Basis for Approval of Investment Advisory Contracts
in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each
Manager-of-Managers Fund; and the fact that each Money Manager’s fee is paid by RIM. At the Agreement Evaluation Meeting, RIM reported that it planned to recommend to the Board at the May 19, 2020 quarterly Board meeting the appointment and termination of certain Money Managers and new portfolio management contracts with certain Money Managers due to an upcoming change in control.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-
Managers Fund would be in the best interests of the Manager-of-Managers Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Fund that was all-important or controlling, except, in the case of the RIM
Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers Funds and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.
Quarterly Approval of Money Manager Contracts
The Board received the following additional proposals from RIM: (i) at the quarterly Board meeting held on May 19, 2020, to approve new portfolio management contracts for the Multi-Strategy Income Fund and Multi-Asset Growth Strategy Fund with respect to a new
Money Manager to replace existing Money Managers, and for the Equity Income Fund, U.S. Strategic Equity Fund and the Strategic
Bond Fund resulting from pending changes of control for certain existing Money Managers; (ii) at a meeting held on August 25, 2020, to approve new portfolio management contracts for the Tax-Managed International Equity Fund with respect to a new Money Manager to replace an existing Money Manager, and for the Equity Income Fund and Tax-Managed U.S. Large Cap Fund resulting from a pending change of control for an existing Money Manager; and (iii) at a meeting held on October 13, 2020, to approve a new portfolio management contract for the Tax-Managed U.S. Mid & Small Cap Equity Fund with respect to a new Money Manager to replace an existing Money Manager.
With respect to the portfolio management contracts for new Money Managers to replace existing Money Managers, the Trustees approved the terms of each proposed new portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed change in Money Managers; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy) and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; comparative performance information of the new Money Managers and the Money Managers to be replaced; information as to any significant business relationships between the Money Manager and RIM or Russell Investments
Financial Services, LLC, the Fund’s underwriter (“RIFIS”); and the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money
Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money
Manager or its strategy.
With respect to the portfolio management contracts for certain existing Money Managers related to pending changes of control, the
Trustees approved the terms of each proposed new portfolio management contract based upon RIM’s recommendation to hire the
Money Manager at the proposed fee rate, which is the same rate as under the prior portfolio management contract; information as to the reason for the proposed new portfolio management contract; information as to the Money Manager’s role in the management of the
Fund’s investment portfolio and RIM’s evaluation of the quality of the investment advisory services provided by the Money Manager;
information provided by RIM that there are no expected changes to the Money Manager’s investment process, personnel, day-to-day operations or services as a result of the change of control; information as to any significant business relationships between the Money

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Basis for Approval of Investment Advisory Contracts 1047
Manager and RIM or RIFIS; a statement from the CCO that there have been no changes to the Money Manager’s compliance policies and procedures; and information provided by RIM that the change in control of each Money Manager would have no impact on the aggregate Money Manager fees to be paid by RIM from its advisory fee. The Trustees considered that the Agreement Evaluation
Information included RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; and
RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered.
The Trustees’ approvals also reflected their findings at prior meetings, including the Agreement Approval Meeting, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Manager's investment advisory fees are paid by RIM.

Russell Investment Company
Liquidity Risk Management Program — October 31, 2020 (Unaudited)
1048 Liquidity Risk Management Program
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the
Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each Fund’s
“liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
1. The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
2. Assessment, management and periodic review of each Fund’s liquidity risk;
3. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
4. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
5. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
6. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIC (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the “Program
Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The Program Administrator,
through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 18, 2020 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed with all members of the Board the Program Administrator’s initial written report (the “Report”) addressing the
Program’s operation as well as the adequacy and effectiveness of its implementation for the period from December 1, 2018 through
December 31, 2019 (the “Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime; (3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than
15% of its assets in illiquid investments and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. The Board also received information prior to and as part of the Meeting relating to the Program’s operation subsequent to the Reporting Period in light of the COVID-19 crisis.
There were no changes to the Funds’ written policies and procedures related to the Program during the Program Reporting Period but the Board was informed of certain clarifications to such written policies and procedures that would be implemented following the
Meeting.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Company
Shareholder Requests for Additional Information — October 31, 2020 (Unaudited)
Shareholder Requests for Additional Information 1049
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC's website at https://www.
sec. gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi¬annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2020 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers — October 31, 2020
(Unaudited)
1050 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 33 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each
Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr.
Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
42 None
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2005
Appointed until
successor is
duly elected and
qualified
Approved
annually
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
42 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2020 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 1051
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
42 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Retired 42 None
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
42 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2020 (Unaudited)
1052 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified
Retired 42 None
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005 Appointed until
successor is
duly elected and
qualified
Retired 42 None
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM
42
None
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2020 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 1053
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS (continued)
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Executive Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2020 (Unaudited)
1054 Adviser, Money Managers and Service Providers
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer & Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 021171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Equity Fund
Coho Partners, Ltd., Berwyn, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
U.S. Dynamic Equity Fund
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Pzena Investment Management LLC, New York, NY
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
HS Management Partners, LLC, New York, NY
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Cleveland, OH
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, Inc., Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London W1T 3QH,
UK and Intermede Global Partners Inc., San Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
Intermede Investment Partners Limited, London W1T 3QH,
UK and Intermede Global Partners Inc., San Francisco, CA
Sanders Capital, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
AllianceBernstein L.P., New York, NY
Axiom International Investors LLC, Greenwich, CT
Consilium Investment Management, LLC, Fort Lauderdale,
FL
Neuberger Berman Investment Advisors LLC, New York, NY
Numeric Investors LLC, Boston, MA
Oaktree Capital Management, L.P., Los Angeles, CA
Tax-Managed U.S. Large Cap Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
J.P. Morgan Investment Management Inc., New York, NY
Sustainable Growth Advisers, LP, Stamford, CT
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, Cleveland, OH
Cardinal Capital Management L.L.C., Greenwich, CT
Copeland Capital Management, LLC, Conshohocken, PA
Falcon Point Capital, LLC, San Francisco, CA
Snow Capital Management, L.P., Sewickley, PA
Summit Creek Advisors, LLC, Minneapolis, MN
Tax-Managed International Equity Fund
AllianceBernstein L.P., New York, NY
Intermede Investment Partners Limited, London W1T 3QH,
UK and Intermede Global Partners Inc., San Francisco, CA
Pzena Investment Management LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Wellington Management Company LLP, Boston, MA
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
Grantham, Mayo, Van Otterloo & Co. LLC, Boston, MA
RREEF America L.L.C., Chicago, IL
Opportunistic Credit Fund
Barings LLC, Boston, MA, and Barings Global Advisers
Limited, London, United Kingdom
DuPont Capital Management Corporation, Wilmington, DE
Voya Investment Management Co. LLC, New York, NY

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2020 (Unaudited)
Adviser, Money Managers and Service Providers 1055
Unconstrained Total Return Fund
First Eagle Alternative Credit, LLC, Boston, MA
H2O AM LLP, London, United Kingdom
Hermes Investment Management Limited, London, UK
Putnam Investment Management, LLC, Boston, MA
Strategic Bond Fund
Colchester Global Investors Limited, London, United
Kingdom
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, Pasadena, CA and
Western Asset Management Company Limited, London,
United Kingdom
Investment Grade Bond Fund
MetLife Investment Management, LLC, Philadelphia, PA
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
MetLife Investment Management, LLC, Philadelphia, PA
Scout Investments, Inc., Kansas City, MO
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Tax-Exempt Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Commodity Strategies Fund
Mellon Investments Corporation, Boston, MA
Pacific Investment Management Company LLC, Newport
Beach, CA
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, Deutsche Investments
Australia Limited, Sydney, Australia, and Deutsche
Alternatives Asset Management (Global) Limited, London,
United Kingdom, operating under the brand name
Deutsche Asset Management
Multi-Strategy Income Fund
Berenberg Asset Management, LLC, New York, NY
Boston Partners Global Investors, Inc., New York, NY
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
First Eagle Alternative Credit, LLC, Boston, MA
GLG LLC, New York, NY
Kopernik Global Investors, LLC, Tampa, FL
Oaktree Capital Management, L.P., Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
Sompo Asset Management Co., Ltd., Tokyo, Japan
Multi-Asset Growth Strategy Fund
Atlantic Investment Management, Inc., New York, NY
Berenberg Asset Management, LLC, New York, NY
Boston Partners Global Investors, Inc., New York, NY
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
First Eagle Alternative Credit, LLC, Boston, MA
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
GLG LLC, New York, NY
Hermes Investment Management Limited, London, UK
Kopernik Global Investors, LLC, Tampa, FL
Levin Easterly Partners LLC, New York, NY
Oaktree Capital Management, L.P., Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
RiverPark Advisors, LLC, New York, NY
Sompo Asset Management Co., Ltd., Tokyo, Japan
Note: Multifactor Bond, Multifactor U.S. Equity and Multifactor International
Equity Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com
.

2020 ANNUAL REPORT
LifePoints
®
Funds
OCTOBER 31, 2020
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the
Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or your financial intermediary, such as your investment adviser, broker-dealer, bank, or insurance company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial intermediary, you may elect to receive shareholder reports and other Fund communications from your financial intermediary electronically. Please contact your financial intermediary for more information.
You may elect to receive all future shareholder reports in paper free of charge. If you purchase Shares of a Fund through a financial intermediary, please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports. If you hold your account directly with the Funds, please call 800-787-7354 to make this election. Your election to receive reports in paper will apply to all Russell Investment Company Funds and other funds you hold with your financial intermediary.
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company is a
series investment company with
33 different investment portfolios
referred to as Funds. These
financial statements report on 5 of
these Funds.

Russell Investment Company
LifePoints
®
Funds
Annual Report
October 31, 2020
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting https://
russellinvestments.com/us/funds/performance-prices.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Our primary focus has never changed: It is to improve the financial security of our investors. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best strategy for those individuals seeking to navigate the difficult world of investing. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The chaotic year of 2020, with the combination of COVID-19 and presidential elections, has made for a bumpy ride, with a dramatic return of market volatility:
For the one-year period ended October 31, 2020, despite market volatility, U.S. equities returned 9.71%, according to the S&P 500
®
Index.
*
In comparison, non-U.S. equities, as measured by the MSCI EAFE Index, provided a negative return of -6.79%
over the one-year period.
*
The volatility of 2020 made it challenging for some individuals to stick to their investment plans. It can be quite tempting to get distracted and try to move to those areas that have been working, abandoning those that have not. But if this year has taught us any lesson, it is that we believe those who stick to their long-term investment plans are consistently rewarded.
As a forward-looking firm, we maintain our focus and look to position our funds for the year ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We continue to believe in diversifying globally. We prefer non-U.S. equities to U.S. equities. We expect the post-
vaccine economic recovery to favor undervalued cyclical value stocks over expensive technology and growth stocks.
We like the value in emerging markets (EM) equities. We believe China’s early exit from the lockdown and stimulus measures will likely benefit EM more broadly, as should the recovery in global demand and a weaker U.S. dollar.
We believe that vaccine prospects are likely to make 2021 a year of global economic recovery. While markets have priced in a fair amount of the good news, more gains seem possible as corporate profits rebound and central banks remain on hold.
With the world in the early post-recession recovery phase of the business cycle, our medium-term outlook for economies and corporate earnings is positive. We believe that 2021 will feature an extended period of low-inflation, low-interest rate growth that favors equities over bonds.
Let me reiterate that at Russell Investments, our stated purpose is to improve people’s financial security. We have a long heritage of providing solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund.
There is nothing we value more than the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Peter Gunning
Global Chief Investment Officer, Russell Investments
* Source: S&P and MSCI. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 developed markets countries around the world, excluding the US and Canada.

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
4 Conservative Strategy Fund
Conservative Strategy Fund
-
Class A
‡
Total
Return
1 Year (5 .03)%
5 Years 1 .80%§
10 Years 2 .54%§
Conservative Strategy Fund
-
Class C
Total
Return
1 Year 0 .00%
5 Years 2 .24%§
10 Years 2 .38%§
Conservative Strategy Fund
-
Class R1
Total
Return
1 Year 1 .03%
5 Years 3 .37%§
10 Years 3 .55%§
Conservative Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year 0 .78%
5 Years 3 .10%§
10 Years 3 .28%§
Conservative Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year 0 .53%
5 Years 2 .86%§
10 Years 3 .02%§
Conservative Strategy Fund
-
Class S
Total
Return
1 Year 0 .95%
5 Years 3 .23%§
10 Years 3 .39%§
Bloomberg Barclays U.S. Aggregate Bond Index **
Total
Return
1 Year 6 .19%
5 Years 4 .08%§
10 Years 3 .55%§
ICE BofA 1-3 Year U.S. Treasuries Index ***
Total
Return
1 Year 3 .19%
5 Years 1 .81%§
10 Years 1 .25%§

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Conservative Strategy Fund 5
The Conservative Strategy Fund (the “Fund”) is a fund of funds that invests principally in other Russell Investment Company mutual funds (the “Underlying Funds”). Certain Underlying
Funds employ a multi-manager approach whereby portions of
the Underlying Funds are allocated to different money manager strategies. Underlying Fund assets not allocated to money
managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as
the Underlying Funds’ advisor, may change the allocation of the
Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
in an Underlying Fund at any time, subject to approval by the
Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and capital preservation, and as a secondary objective, long term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class R1, Class R4, Class R5 and Class S Shares gained 0.76%,
1.03%, 0.78%, 0.53% and 0.95%, respectively, and the Fund’s
Class C Shares returned 0.00%. This is compared to the Fund’s primary benchmark, the Bloomberg Barclays U.S. Aggregate
Bond Index, which gained 6.19% during the same period. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Allocation-15% to 30% Equity Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 2.33%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments.
For the fiscal year ended October 31, 2020, broad U.S. large cap equity market returns were positive on an absolute basis led by risk-on sentiment following periods of extreme volatility. With the rise in COVID-19 cases resulting in economic shutdown and recession, asset class returns were mixed in absolute terms led by
U.S. large cap equity and risky credits, while haven assets such as U.S. treasuries lagged.
With respect to fixed income, the fiscal year risk-on rally was slightly less obvious, as risky credits outperformed haven U.S.
treasuries, however credit risk was led by investment grade
debt, while high yield debt lagged both treasuries and the
aggregate bond universe. Investment grade debt and treasuries found support by an accommodative Federal Reserve policy,
resulting in returns of approximately 8% and 7%, respectively
(as measured by the Markit iBoxx USD Liquid Investment Grade
Index and Bloomberg Barclays U.S. Treasury Index). Securitized
and mortgage-backed securities lagged, returning only 4% and
3%, respectively (as measured by the Bloomberg Barclays U.S.
Securitized Index and Bloomberg Barclays U.S. Mortgage Backed
Securities Index). High yield credit, loans, and emerging market debt underperformed as well, while the U.S. dollar fell by nearly
2%.
Equities were the highest returning asset class, led by market leadership within U.S. large cap growth companies. With respect to regions, U.S. equities outperformed their developed non-U.S.
peers, with the Russell 3000
®
Index returning over 10%, while
the MSCI ACWI ex USA Index (Net) returned -2.61%, and
emerging market shares returned 8.25% as measured by the MSCI
Emerging Markets Index (Net). Regional return spreads were
even more significant in certain areas, for example, with U.K. and
European ex-U.K. equities falling by approximately 11.00% and
8.00%, respectively, as measured by the MSCI United Kingdom
Index and MSCI Europe ex UK Index. Within U.S. equities, large cap equities outperformed their more cyclical small cap peers, and growth-oriented equities strongly outperformed their value peers with return spreads widening beyond historical measures.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income and multi-asset Underlying Funds.
Broadly, the Fund’s asset allocation was a detractor to performance relative to the Fund’s fixed income benchmark during the period.
Allocations to non-U.S. equities and small cap U.S. equities detracted from returns, as these asset classes delivered negative returns. While the Fund’s allocation to fixed income Underlying
Funds returned positively in an absolute sense, performance
relative to the Fund’s benchmark was negative as well.
The fixed income portion of the Fund’s portfolio provided negative results compared to the Fund’s fixed income benchmark. An
allocation to the Strategic Bond Fund was flat from a benchmark-
relative perspective as a result of its modestly long duration

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
6 Conservative Strategy Fund
position. As rates fell through the year, this position contributed positively to returns; however, the Fund was generally short U.S.
dollar and long various emerging market currencies, which proved particularly detrimental during the first quarter of 2020. The
Short Duration Bond Fund also lagged the Fund’s fixed income benchmark through its exposures to U.S. treasuries, which lagged in the risk-on environment. In addition, an allocation to the
Unconstrained Total Return Fund detracted, as its exposure to high yield credit adversely impacted performance.
While the broader equity markets delivered mixed absolute
performance over the period, the Fund’s equity allocation generally trailed the Fund’s fixed income benchmark. In addition, the equity
Underlying Funds generally underperformed their respective
equity benchmarks. The Multifactor International Equity Fund underperformed its benchmark for the one-year period due to its value orientation and underweight to the technology sector. An overweight to financials also detracted, as value cyclicals were not favored over the one-year period. The U.S. Small Cap Equity
Fund was also a detractor and stock selection within consumer discretionary, health care, and consumer staples hampered its benchmark-relative performance. The Multifactor U.S. Equity
Fund underperformed its benchmark due to tilts towards stocks with lower valuation and lower market capitalization, as well as its overweight to the financials sector.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s fixed income benchmark. The Multi-Strategy Income
Fund’s global equity value managers were laggards over the
period, with style headwinds proving difficult over the one-year period. In addition, the Underlying Fund’s tactical regional positioning, mainly driven by an overweight to non-U.S. equity and a U.S. equity underweight, were challenged over the period.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation
from the target strategic asset allocation by up to +/- 5% at the equity, fixed income or multi-asset category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may directly manage Fund assets and
utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.
During the period, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help efficiently implement tactical asset allocations.
In addition, standardized call and put options were used to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was particularly additive to
Fund performance during the extreme levels of volatility seen in Q1 2020 as COVID-19 resulted in economic shutdown and
broad market equities dramatically fell. Downside-risk mitigation strategies helped to mitigate the downside risk of positions held by RIM.
During the period, RIM also made strategic asset allocation
changes. In November 2019, RIM modified the Fund’s strategic asset allocation to 11% to equity, 69% to fixed income and 20%
to multi-asset asset classes. As a result of the strategic asset allocation changes, RIM added an allocation to the Multifactor
Bond Fund and removed allocations to the following Funds:
Sustainable Equity Fund, U.S. Dynamic Equity Fund, Commodity
Strategies Fund, Global Infrastructure Fund, Global Real Estate
Securities Fund, Opportunistic Credit Fund and Investment
Grade Bond Fund.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Conservative Strategy Fund 7
* Assumes initial investment on November 1, 2010.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.
*** ICE BofA 1-3 Year U.S. Treasuries Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing U.S. Treasury debt. Issues must carry a term to maturity of at least one year and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
8 Conservative Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,044.70 $ 1,022.67
Expenses Paid During Period* $ 2.52 $ 2.49
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,040.70 $ 1,018.90
Expenses Paid During Period* $ 6.36 $ 6.29
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,046.20 $ 1,024.28
Expenses Paid During Period* $ 0.87 $ 0.87
* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
Conservative Strategy Fund 9
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,044.80 $ 1,023.03
Expenses Paid During Period* $ 2.16 $ 2.14
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,043.70 $ 1,021.77
Expenses Paid During Period* $ 3.44 $ 3.40
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,045.80 $ 1,023.63
Expenses Paid During Period* $ 1.54 $ 1.53
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 98.8%
Domestic Equities - 4.9%
Multifactor U.S. Equity Fund Class Y 358,795 4,629
U.S. Small Cap Equity Fund Class Y 125,285 3,083
7,712
Fixed Income - 69.9%
Multifactor Bond Fund Class Y 761,896 7,969
Short Duration Bond Fund Class Y 1,452,641 28,719
Strategic Bond Fund Class Y 2,904,944 33,465
Unconstrained Total Return Fund Class Y 4,212,546 39,851
110,004
International Equities - 3.9%
Emerging Markets Fund Class Y 171,367 3,140
Multifactor International Equity Fund Class Y 371,763 3,074
6,214
Multi-Asset - 20.1%
Multi-Strategy Income Fund Class Y 3,359,790 31,649
Total Investments in Affiliated Funds
(cost $146,476) 155,579
Short-Term Investments - 0.2%
U.S. Cash Management Fund(@) 376,200 (∞)
376
Total Short-Term Investments
(cost $376) 376
Total Investments - 99.0%
(identified cost $146,852) 155,955
Other Assets and Liabilities, Net - 1.0%
1,543
Net Assets - 100.0%
157,498

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 11
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 53 EUR 1,568 12/20
(211)
FTSE 100 Index Futures 21 GBP 1,168 12/20
(134)
Russell 2000 E-Mini Index Futures 27 USD 2,075 12/20
6
S&P 500 E-Mini Index Futures 63 USD 10,284 12/20
(339)
United States Treasury Ultra Bond Futures 56 USD 12,040 12/20
(69)
Short Positions
MSCI Emerging Markets Index Futures 29 USD 1,598 12/20
1
NASDAQ 100 E-Mini Index Futures 12 USD 2,651 12/20
15
TOPIX Index Futures 10 JPY 157,300 12/20
26
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(705)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 798 EUR 674 12/16/20 (13)
JPMorgan Chase USD 1,023 GBP 789 12/16/20 —
JPMorgan Chase CAD 1,435 USD 1,088 12/16/20 10
Royal Bank of Canada USD 798 EUR 674 12/16/20 (12)
Royal Bank of Canada USD 1,023 GBP 789 12/16/20 —
Royal Bank of Canada CAD 1,435 USD 1,088 12/16/20 10
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(5)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 2,000 (5.000%)
(2)
12/20/25
(69) (11) (80)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 7,000 (1.000%)
(2)
12/20/25
(169) 40 (129)
Total Open Credit Indices Contracts (å) (238) 29 (209)

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
12 Conservative Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 155,579 $ — $ —
$ —
$ 155,579 98.8
Short-Term Investments — — —
376
376 0.2
Total Investments 155,579 — — 376 155,955 99.0
Other Assets and Liabilities, Net 1.0
100.0
Other Financial Instruments
Assets
Futures Contracts 48 — — — 48 —*
Foreign Currency Exchange Contracts — 20 — — 20 —*
'
Liabilities
Futures Contracts (753) — — — (753) (0.5)
Foreign Currency Exchange Contracts — (25) — — (25) (—)*
Credit Default Swap Contracts — (209) — — (209) (0.1)
Total Other Financial Instruments
*
$ (705) $ (214) $ — $ — $ (919)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Conservative Strategy Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 13
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts
$ —
$ — $ 20 $ —
Variation margin on futures contracts*
48
— — —
Total
$ 48
$ — $ 20 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*
$ 684
$ — $ — $ 69
Unrealized depreciation on foreign currency exchange contracts
—

Credit default swap contracts, at fair value
—
209 — —
Total
$ 684
$ 209 $ 25 $ 69
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts
$ 579
$ — $ — $ 158
Credit default swap contracts
—
(637) — —
Foreign currency exchange contracts
—
— (175) —
Total
$ 579
$ (637) $ (175) $ 158
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts
$ (601)
$ — $ — $ (69)
Credit default swap contracts
—
(15) — —
Foreign currency exchange contracts
—

Total
$ (601)
$ (15) $ 133 $ (69)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Conservative Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
14 Conservative Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 20 $ — $ 20
Total Financial and Derivative Assets
20 — 20
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 20 $ — $ 20
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
JPMorgan Chase
$ 10 $ 10 $ — $ —
Royal Bank of Canada
10 10 — —
Total
$ 20 $ 20 $ — $ —

Russell Investment Company
Conservative Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 15
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 25 $ — $ 25
Credit Default Swap Contracts Credit default swap contracts, at fair value 209 — 209
Total Financial and Derivative Liabilities
234 — 234
Financial and Derivative Liabilities not subject to a netting agreement
(209) — (209)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 25 $ — $ 25
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
JPMorgan Chase $ 13 $ 10 $ — $ 3
Royal Bank of Canada 12 10 — 2
Total
$ 25 $ 20 $ — $ 5
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Conservative Strategy Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 146,852
Investments, at fair value(>) ...........................................................................................................................................................
155,955
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 20
Receivables:
Investments sold ................................................................................................................................................................ 1 , 112
Fund shares sold ................................................................................................................................................................ 10
From broker(a)(b) ............................................................................................................................................................... 2,429
Total assets .................................................................................................................................................
159 , 526
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 373
Fund shares redeemed ....................................................................................................................................................... 913
Accrued fees to affiliates .................................................................................................................................................... 104
Other accrued expenses ..................................................................................................................................................... 72
Variation margin on futures contracts ................................................................................................................................. 3 32
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 25
Credit default swap contracts, at fair value(+) ................................................................................................................................ 209
Total liabilities .............................................................................................................................................
2 , 028
Net Assets ............................................................................................................................................................
$ 157,498

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 17
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 7,57 2
Shares of beneficial interest ...........................................................................................................................................................
164
Additional paid-in capital ..............................................................................................................................................................
149,76 2
Net Assets ............................................................................................................................................................
$ 157,498
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.65
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.24
Class A — Net assets ............................................................................................................................................................. $ 49,281,338
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 5,107,108
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.47
Class C — Net assets ............................................................................................................................................................. $ 69,246,645
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 7,312,016
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 9.75
Class R1 — Net assets ........................................................................................................................................................... $ 3,442,111
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 353,103
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 9.67
Class R4 — Net assets ........................................................................................................................................................... $ 6,460,712
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 667,904
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 9.75
Class R5 — Net assets ........................................................................................................................................................... $ 6,510,522
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 667,767
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.75
Class S — Net assets ............................................................................................................................................................. $ 22,557,030
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 2,313,641
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (238)
(>)     Investments in affiliated funds $ 155,955
(a)     Receivable from Broker for Futures $ 2,216
(b)     Receivable from Broker for Swaps $ 213
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Conservative Strategy Fund
e
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Income distributions from affiliated funds .....................................................................................................................................
$ 4,117
Expenses
Advisory fees .................................................................................................................................................................... 345
Administrative fees ........................................................................................................................................................... 73
Custodian fees ................................................................................................................................................................... 71
Distribution fees - Class A ................................................................................................................................................ 130
Distribution fees - Class C ................................................................................................................................................ 580
Distribution fees - Class R5 .............................................................................................................................................. 16
Transfer agent fees - Class A ............................................................................................................................................ 104
Transfer agent fees - Class C ............................................................................................................................................. 155
Transfer agent fees - Class E (1) ....................................................................................................................................... 10
Transfer agent fees - Class R1 .......................................................................................................................................... 7
Transfer agent fees - Class R4 .......................................................................................................................................... 14
Transfer agent fees - Class R5 .......................................................................................................................................... 12
Transfer agent fees - Class S ............................................................................................................................................. 43
Professional fees ............................................................................................................................................................... 47
Registration fees ............................................................................................................................................................... 86
Shareholder servicing fees - Class C ................................................................................................................................. 193
Shareholder servicing fees - Class E (1) ............................................................................................................................ 12
Shareholder servicing fees - Class R4 ............................................................................................................................... 17
Shareholder servicing fees - Class R5 ............................................................................................................................... 16
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ...................................................................................................................................................................... 19
Miscellaneous ................................................................................................................................................................... 18
Expenses before reductions .............................................................................................................................................. 1,976
Expense reductions ........................................................................................................................................................... (594)
Net expenses .................................................................................................................................................................................
1,382
Net investment income (loss) ........................................................................................................................................................
2,735
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 82 5
Futures contracts .............................................................................................................................................................. 737
Foreign currency exchange contracts ................................................................................................................................ (175)
Credit default swap contracts ............................................................................................................................................ (637)
Capital gain distributions from affiliated funds ................................................................................................................. 544
Net realized gain (loss) ..................................................................................................................................................................
1,29 4
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (2,91 6 )
Futures contracts .............................................................................................................................................................. (670)
Foreign currency exchange contracts ................................................................................................................................ 133
Credit default swap contracts ............................................................................................................................................ (15)
Foreign currency-related transactions ............................................................................................................................... (44)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (3,51 2 )
Net realized and unrealized gain (loss) ......................................................................................................................................... (2,218)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 517
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 19
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,735 $ 4,011
Net realized gain (loss) ...................................................................................................................... 1,29 4 2,339
Net change in unrealized appreciation (depreciation) ....................................................................... (3,51 2 ) 7,980
Net increase (decrease) in net assets from operations ............................................................................. 517 14,330
Distributions
To shareholders
Class A .......................................................................................................................................... (1,531) (1,602)
Class C .......................................................................................................................................... (2,055) (2,158)
Class E (1) ..................................................................................................................................... (191) (198)
Class R1 ........................................................................................................................................ (103) (188)
Class R4 ........................................................................................................................................ (192) (350)
Class R5 ........................................................................................................................................ (162) (206)
Class S ........................................................................................................................................... (665) (774)
Net decrease in net assets from distributions .......................................................................................... (4,899) (5,476)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (29,711) (42,679)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(34,093) (33,825)
Net Assets
Beginning of period .................................................................................................................................
191,591 225,416
End of period ..........................................................................................................................................
$ 157,498 $ 191,591

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Conservative Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 799 $ 7,633 465 $ 4,444
Proceeds from reinvestment of distributions 157 1,524 170 1,585
Payments for shares redeemed (1,436) (13,738) (1,304) (12,436)
Net increase (decrease)
(480) (4,581) (669) (6,407)
Class C
Proceeds from shares sold 625 5,852 718 6,785
Proceeds from reinvestment of distributions 214 2,046 236 2,150
Payments for shares redeemed (2,399) (22,670) (3,079) (29,093)
Net increase (decrease)
(1,560) (14,772) (2,125) (20,158)
Class E (1)
Proceeds from shares sold 13 131 18 171
Proceeds from reinvestment of distributions 20 191 21 198
Payments for shares redeemed (757) (7,335) (136) (1,291)
Net increase (decrease)
(724) (7,013) (97) (922)
Class R1
Proceeds from shares sold 149 1,380 107 1,040
Proceeds from reinvestment of distributions 10 103 20 188
Payments for shares redeemed (194) (1,866) (446) (4,333)
Net increase (decrease)
(35) (383) (319) (3,105)
Class R4
Proceeds from shares sold 173 1,627 228 2,181
Proceeds from reinvestment of distributions 20 192 38 350
Payments for shares redeemed (305) (2,963) (824) (7,968)
Net increase (decrease)
(112) (1,144) (558) (5,437)
Class R5
Proceeds from shares sold 248 2,407 186 1,801
Proceeds from reinvestment of distributions 17 161 22 206
Payments for shares redeemed (342) (3,358) (272) (2,625)
Net increase (decrease)
(77) (790) (64) (618)
Class S
Proceeds from shares sold 1,050 10,225 529 5,099
Proceeds from reinvestment of distributions 67 650 80 753
Payments for shares redeemed (1,241) (11,903) (1,238) (11,884)
Net increase (decrease)
(124) (1,028) (629) (6,032)
Total increase (decrease)
(3,112) $ (29,711) (4,461) $ (42,679)
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
22 Conservative Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 9 .85 .18 ( .10) .08 ( .19) ( .09)
October 31, 2019 9 .43 .21 .48 .69 ( .21) ( .06)
October 31, 2018 9 .97 .24 ( .42) ( .18) ( .24) ( .12)
October 31, 2017 9 .92 .23 .24 .47 ( .22) ( .20)
October 31, 2016 10 .65 .24 .13 .37 ( .25) ( .85)
Class C
October 31, 2020 9 .71 .11 ( .11) — (e) ( .15) ( .09)
October 31, 2019 9 .31 .14 .47 .61 ( .15) ( .06)
October 31, 2018 9 .86 .17 ( .42) ( .25) ( .18) ( .12)
October 31, 2017 9 .82 .16 .23 .39 ( .15) ( .20)
October 31, 2016 10 .55 .16 .13 .29 ( .17) ( .85)
Class R1
October 31, 2020 9 .94 .21 ( .11) .10 ( .20) ( .09)
October 31, 2019 9 .51 .26 .47 .73 ( .24) ( .06)
October 31, 2018 10 .04 .29 ( .43) ( .14) ( .27) ( .12)
October 31, 2017 9 .99 .31 .20 .51 ( .26) ( .20)
October 31, 2016 10 .72 .29 .12 .41 ( .29) ( .85)
Class R4
October 31, 2020 9 .87 .18 ( .10) .08 ( .19) ( .09)
October 31, 2019 9 .45 .23 .46 .69 ( .21) ( .06)
October 31, 2018 9 .98 .25 ( .41) ( .16) ( .25) ( .12)
October 31, 2017 9 .94 .24 .23 .47 ( .23) ( .20)
October 31, 2016 10 .67 .25 .13 .38 ( .26) ( .85)
Class R5
October 31, 2020 9 .96 .15 ( .10) .05 ( .17) ( .09)
October 31, 2019 9 .53 .20 .48 .68 ( .19) ( .06)
October 31, 2018 10 .07 .23 ( .42) ( .19) ( .23) ( .12)
October 31, 2017 10 .02 .22 .24 .46 ( .21) ( .20)
October 31, 2016 10 .74 .23 .13 .36 ( .23) ( .85)
Class S
October 31, 2020 9 .94 .20 ( .10) .10 ( .20) ( .09)
October 31, 2019 9 .51 .24 .48 .72 ( .23) ( .06)
October 31, 2018 10 .05 .27 ( .43) ( .16) ( .26) ( .12)
October 31, 2017 10 .00 .26 .24 .50 ( .25) ( .20)
October 31, 2016 10 .73 .28 .11 .39 ( .27) ( .85)

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 23
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
( .28) 9 .65 .76 49,281 .84 .49 1 .89 52
( .27) 9 .85 7 .47 55,047 .82 .50 2 .22 8
( .36) 9 .43 (1 .85) 58,991 .78 .54 2 .50 7
( .42) 9 .97 4 .97 76,690 .78 .55 2 .35 19
(1 .10) 9 .92 3 .97 88,921 .76 .54 2 .47 18
( .24) 9 .47 ( —) 69,247 1 .59 1 .24 1 .14 52
( .21) 9 .71 6 .68 86,161 1 .57 1 .25 1 .47 8
( .30) 9 .31 (2 .55) 102,386 1 .53 1 .29 1 .74 7
( .35) 9 .86 4 .12 132,249 1 .53 1 .30 1 .62 19
(1 .02) 9 .82 3 .22 161,404 1 .51 1 .29 1 .67 18
( .29) 9 .75 1 .03 3,442 .59 .17 2 .12 52
( .30) 9 .94 7 .87 3,853 .57 .17 2 .65 8
( .39) 9 .51 (1 .45) 6,718 .53 .17 2 .98 7
( .46) 10 .04 5 .34 9,331 .53 .17 3 .18 19
(1 .14) 9 .99 4 .35 19,546 .51 .16 2 .88 18
( .28) 9 .67 .78 6,461 .84 .42 1 .88 52
( .27) 9 .87 7 .53 7,695 .82 .42 2 .41 8
( .37) 9 .45 (1 .65) 12,636 .78 .42 2 .58 7
( .43) 9 .98 4 .99 13,723 .78 .42 2 .47 19
(1 .11) 9 .94 4 .11 15,964 .76 .41 2 .56 18
( .26) 9 .75 .53 6,510 1 .09 .67 1 .59 52
( .25) 9 .96 7 .33 7,422 1 .07 .67 2 .07 8
( .35) 9 .53 (1 .96) 7,713 1 .03 .67 2 .38 7
( .41) 10 .07 4 .79 10,634 1 .03 .67 2 .22 19
(1 .08) 10 .02 3 .88 14,067 1 .01 .66 2 .33 18
( .29) 9 .75 .95 22,557 .59 .30 2 .04 52
( .29) 9 .94 7 .73 24,240 .57 .29 2 .44 8
( .38) 9 .51 (1 .66) 29,184 .53 .30 2 .73 7
( .45) 10 .05 5 .19 36,131 .53 .30 2 .62 19
(1 .12) 10 .00 4 .20 43,375 .51 .29 2 .77 18

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
24 Conservative Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 5,913
Administration fees 5,807
Distribution fees 57,273
Shareholder servicing fees 17,889
Transfer agent fees 16,582
Trustee fees 681
$ 104,145
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 5,886 $ — $ 5,827 $ (262) $ 203 $ — $ — $ —
Global Infrastructure Fund 3,087 (10) 3,029 461 (509) — — —
Global Real Estate Securities Fund 1,870 — 1,808 373 (435) — — —
Multifactor U.S. Equity Fund 3,827 3,229 2,377 (79) 29 4,629 81 270
Sustainable Equity Fund 168 — 170 22 (20) — — —
U.S. Dynamic Equity Fund 2,381 10 2,436 (141) 186 — — —
U.S. Small Cap Equity Fund — 5,126 1,729 (284) (30) 3,083 34 125
Investment Grade Bond Fund 16,550 42 16,441 337 (488) — 42 —
Multifactor Bond Fund — 29,217 21,844 245 351 7,969 184 —
Opportunistic Credit Fund 1,944 7 1,939 (12) — — 7 —
Short Duration Bond Fund 43,981 2,700 18,372 576 (166) 28,719 775 —
Strategic Bond Fund 33,905 9,203 10,666 98 925 33,465 1,007 79
Unconstrained Total Return Fund 15,592 31,660 6,637 (320) (444) 39,851 780 —
Emerging Markets Fund 3,740 960 1,564 13 (9) 3,140 95 3
Multifactor International Equity Fund 3,746 940 1,132 (129) (351) 3,074 153 —
Multi-Strategy Income Fund 50,322 3,326 19,767 (73) (2,159) 31,649 929 67
U.S. Cash Management Fund 4,074 59,151 62,850 — 1 376 30 —
$ 191,073 $ 145,561 $ 178,588 $ 825 $ (2,916) $ 155,955 $ 4,117 $ 544
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 149, 183 , 307 $ 7, 406 , 365 $ (799,10 5) $ 6, 607 , 260 $ 4 17 , 980 $ 609,710
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 3,252,434 $ 1,646,282 $ — $ 3,993,154 $ 1,483,311 $ —

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 25
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
26 Moderate Strategy Fund
Moderate Strategy Fund
-
Class A
‡
Total
Return
1 Year (9 .63)%
5 Years 1 .58%§
10 Years 2 .97%§
Moderate Strategy Fund
-
Class C
Total
Return
1 Year (4 .86)%
5 Years 2 .05%§
10 Years 2 .81%§
Moderate Strategy Fund
-
Class R1
Total
Return
1 Year (3 .95)%
5 Years 3 .08%§
10 Years 3 .92%§
Moderate Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year (4 .25)%
5 Years 2 .81%§
10 Years 3 .65%§
Moderate Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year (4 .43)%
5 Years 2 .57%§
10 Years 3 .39%§
Moderate Strategy Fund
-
Class S
Total
Return
1 Year (3 .98)%
5 Years 3 .00%§
10 Years 3 .80%§
Bloomberg Barclays U.S. Aggregate Bond Index **
Total
Return
1 Year 6 .19%
5 Years 4 .08%§
10 Years 3 .55%§
Russell 1000
®
Index ***
Total
Return
1 Year 10 .87%
5 Years 11 .79%§
10 Years 13 .05%§

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Moderate Strategy Fund 27
The Moderate Strategy Fund (the “Fund”) is a fund of funds
that invests principally in other Russell Investment Company mutual funds (the “Underlying Funds”). Certain Underlying
Funds employ a multi-manager approach whereby portions of
the Underlying Funds are allocated to different money manager strategies. Underlying Fund assets not allocated to money
managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as
the Underlying Funds’ advisor, may change the allocation of the
Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
in an Underlying Fund at any time, subject to approval by the
Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and moderate long
term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class C, Class R1, Class R4, Class R5 and Class S Shares lost
4.16%, 4.86%, 3.95%, 4.25%, 4.43% and 3.98%, respectively.
This is compared to the Fund’s primary benchmark, the
Bloomberg Barclays U.S. Aggregate Bond Index, which gained
6.19% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Allocation-30% to 50% Equity Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 2.15%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments.
For the fiscal year ended October 31, 2020, broad U.S. large cap equity market returns were positive on an absolute basis led by risk-on sentiment following periods of extreme volatility. With the rise in COVID-19 cases resulting in economic shutdown and recession, asset class returns were mixed in absolute terms led by
U.S. large cap equity and risky credits, while haven assets such as U.S. treasuries lagged.
With respect to fixed income, the fiscal year risk-on rally was slightly less obvious, as risky credits outperformed haven U.S.
treasuries, however credit risk was led by investment grade
debt, while high yield debt lagged both treasuries and the
aggregate bond universe. Investment grade debt and treasuries found support by an accommodative Federal Reserve policy,
resulting in returns of approximately 8% and 7%, respectively
(as measured by the Markit iBoxx USD Liquid Investment Grade
Index and Bloomberg Barclays U.S. Treasury Index). Securitized
and mortgage-backed securities lagged, returning only 4% and
3%, respectively (as measured by the Bloomberg Barclays U.S.
Securitized Index and Bloomberg Barclays U.S. Mortgage Backed
Securities Index). High yield credit, loans, and emerging market debt underperformed as well, while the U.S. dollar fell by nearly
2%.
Equities were the highest returning asset class, led by market leadership within U.S. large cap growth companies. With respect to regions, U.S. equities outperformed their developed non-U.S.
peers, with the Russell 3000
®
Index returning over 10%, while
the MSCI ACWI ex USA Index (Net) returned -2.61%, and
emerging market shares returned 8.25% as measured by the MSCI
Emerging Markets Index (Net). Regional return spreads were
even more significant in certain areas, for example, with U.K. and
European ex-U.K. equities falling by approximately 11.00% and
8.00%, respectively, as measured by the MSCI United Kingdom
Index and MSCI Europe ex UK Index. Within U.S. equities, large cap equities outperformed their more cyclical small cap peers, and growth-oriented equities strongly outperformed their value peers with return spreads widening beyond historical measures.
Last, within alternative assets, commodities declined as oil prices plunged on the heels of demand concerns.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a detractor to performance relative to the Fund’s fixed income benchmark during the period.
Allocations to non-U.S. equities and small cap U.S. equities detracted from returns, as these asset classes delivered negative returns. While the Fund’s allocation to fixed income Underlying
Funds returned positively in an absolute sense, performance
relative to the Fund’s benchmark was negative as well.
The fixed income portion of the Fund’s portfolio provided negative results compared to the Fund’s fixed income benchmark. An

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
28 Moderate Strategy Fund
allocation to the Strategic Bond Fund was flat from a benchmark-
relative perspective as a result of its modestly long duration position. As rates fell through the year, this position contributed positively to returns; however, the Fund was generally short
U.S. dollar and long various emerging market currencies, which proved particularly detrimental during the first quarter of 2020.
In addition, an allocation to the Unconstrained Total Return Fund detracted, as its exposure to high yield credit adversely impacted performance.
While the broader equity markets delivered mixed absolute
performance over the period, the Fund’s equity allocation generally trailed the Fund’s fixed income benchmark. In addition, the equity
Underlying Funds generally underperformed their respective
equity benchmarks. The Multifactor International Equity Fund underperformed its benchmark for the one-year period due to its value orientation and underweight to the technology sector. An overweight to financials also detracted, as value cyclicals were not favored over the one-year period. The U.S. Small Cap Equity
Fund was also a detractor and stock selection within consumer discretionary, health care, and consumer staples hampered its benchmark-relative performance. The Multifactor U.S. Equity
Fund underperformed its benchmark due to tilts towards stocks with lower valuation and lower market capitalization, as well as its overweight to the financials sector.
The alternative assets portion of the Fund’s portfolio, through an allocation to the Commodity Strategies Fund, provided negative results compared to the Fund’s fixed income benchmark. The
Commodity Strategies Fund struggled against its respective
benchmark as oil prices fell, while an overweight to energy
detracted from performance as well.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s fixed income benchmark. The Multi-Strategy Income
Fund’s global equity value managers were laggards over the
period, with style headwinds proving difficult over the one-year period. In addition, the Underlying Fund’s tactical regional positioning, mainly driven by an overweight to non-U.S. equity and a U.S. equity underweight, were challenged over the period.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may directly manage Fund assets and
utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.
During the period, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help efficiently implement tactical asset allocations.
In addition, standardized call and put options were used to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was particularly additive to
Fund performance during the extreme levels of volatility seen in Q1 2020 as COVID-19 resulted in economic shutdown and
broad market equities dramatically fell. Downside-risk mitigation strategies helped to mitigate the downside risk of positions held by RIM.
During the period, RIM also made strategic asset allocation
changes. In November 2019, RIM modified the Fund’s strategic asset allocation to 34% to equity, 52% to fixed income, 12% to multi-asset and 2% to alternative asset classes. As a result of the strategic asset allocation changes, RIM added an allocation to the
Multifactor Bond Fund and removed allocations to the following
Funds: Sustainable Equity Fund, U.S. Dynamic Equity Fund,
Global Infrastructure Fund, Global Real Estate Securities Fund,
Opportunistic Credit Fund and Investment Grade Bond Fund.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Moderate Strategy Fund 29
* Assumes initial investment on November 1, 2010.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
30 Moderate Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,039.00 $ 1,022.67
Expenses Paid During Period* $ 2.51 $ 2.49
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,035.60 $ 1,018.90
Expenses Paid During Period* $ 6.34 $ 6.29
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,040.80 $ 1,023.93
Expenses Paid During Period* $ 1.23 $ 1.22
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
Moderate Strategy Fund 31
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,038.90 $ 1,022.67
Expenses Paid During Period* $ 2.51 $ 2.49
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,038.80 $ 1,021.42
Expenses Paid During Period* $ 3.79 $ 3.76
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,040.90 $ 1,023.53
Expenses Paid During Period* $ 1.64 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
32 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 93.3%
Alternative - 1.9%
Commodity Strategies Fund Class Y 1,037,799 4,743
Domestic Equities - 13.0%
Multifactor U.S. Equity Fund Class Y 1,249,383 16,117
U.S. Small Cap Equity Fund Class Y 652,261 16,052
32,169
Fixed Income - 50.1%
Multifactor Bond Fund Class Y 3,196,924 33,440
Strategic Bond Fund Class Y 2,068,269 23,826
Unconstrained Total Return Fund Class Y 7,066,179 66,847
124,113
International Equities - 16.8%
Emerging Markets Fund Class Y 642,707 11,774
Global Equity Fund Class Y 1,796,254 16,094
Multifactor International Equity Fund Class Y 1,672,268 13,830
41,698
Multi-Asset - 11.5%
Multi-Strategy Income Fund Class Y 3,020,071 28,449
Total Investments in Affiliated Funds
(cost $218,820) 231,172
Options Purchased - 0.4%
(Number of Contracts)
EURO STOXX 50 Index
Goldman Sachs Mar 2021 3,314.80 Call (4,318) EUR 14,313 (ÿ)
191
FTSE 100 Index
Morgan Stanley Dec 2021 6,400.00 Call (336) GBP 21,504 (ÿ)
467
S&P 500 Index
Morgan Stanley Dec 2020 3,525.00 Call (82) USD 28,905 (ÿ)
294
Total Options Purchased
(cost $3,900) 952
Short-Term Investments - 4.3%
U.S. Cash Management Fund(@) 10,818,970 (∞)
10,817
Total Short-Term Investments
(cost $10,817) 10,817
Total Investments - 98.0%
(identified cost $233,537) 242,941
Other Assets and Liabilities, Net - 2.0%
4,869
Net Assets - 100.0%
247,810

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 33
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 501 EUR 14,825 12/20
(2,059)
MSCI Emerging Markets Index Futures 19 USD 1,047 12/20
(2)
S&P 500 E-Mini Index Futures 71 USD 11,590 12/20
(193)
United States Treasury Ultra Bond Futures 73 USD 15,694 12/20
(89)
Short Positions
FTSE 100 Index Futures 21 GBP 1,168 12/20
134
NASDAQ 100 E-Mini Index Futures 62 USD 13,697 12/20
61
Russell 2000 E-Mini Index Futures 191 USD 14,676 12/20
(289)
TOPIX Index Futures 21 JPY 330,331 12/20
54
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(2,383)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup TWD 125,440 USD 4,336 12/16/20 (99)
State Street CNY 21,610 USD 3,135 12/16/20 (81)
State Street KRW 3,046,160 USD 2,562 12/16/20 (117)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(297)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 17,000 (5.000%)
(2)
12/20/25
(580) (112) (692)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 3,000 (1.000%)
(2)
12/20/25
(72) 17 (55)
Total Open Credit Indices Contracts (å) (652) (95) (747)

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
34 Moderate Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 231,172 $ — $ —
$ —
$ 231,172 93. 3
Options Purchased 952 — —
—
952 0.4
Short-Term Investments — — —
10,817
10,817 4. 3
Total Investments 232,124 — — 10,817 242,941 98.0
Other Assets and Liabilities, Net 2.0
100.0
Other Financial Instruments
Assets
Futures Contracts 249 — — — 249 0.1
'
Liabilities
Futures Contracts (2,632) — — — (2,632) (1.1)
Foreign Currency Exchange Contracts — (297) — — (297) (0. 1 )
Credit Default Swap Contracts — (747) — — (747) (0.3)
Total Other Financial Instruments
*
$ (2,383) $ (1, 044 ) $ — $ — $ (3, 427 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Moderate Strategy Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 35
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 952 $ — $ — $ —
Variation margin on futures contracts** 249 — — —
Total
$ 1,201 $ — $ — $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 2,543 $ — $ — $ 89
Unrealized depreciation on foreign currency exchange contracts — — 297 —
Credit default swap contracts, at fair value — 747 — —
Total
$ 2,543 $ 747 $ 297 $ 89
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 841 $ — $ — $ —
Futures contracts (2,972) — — 953
Options written (2,584) — — —
Total return swap contracts (1,328) — — —
Credit default swap contracts — 1 94 — —
Foreign currency exchange contracts — — (437) —
Total
$ (6,043) $ 1 94 $ (437) $ 953
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (2,948) $ — $ — $ —
Futures contracts (3,032) — — (190)
Total return swap contracts 234 — — —
Credit default swap contracts — 18 — —
Foreign currency exchange contracts — — 90 —
Total
$ (5,746) $ 18 $ 90 $ (190)
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
36 Moderate Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 952 $ — $ 952
Total Financial and Derivative Assets
952 — 952
Financial and Derivative Assets not subject to a netting agreement
(468) — (468)
Total Financial and Derivative Assets subject to a netting agreement
$ 484 $ — $ 484
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Goldman Sachs
$ 191 $ — $ 191 $ —
Morgan Stanley
293 — — 293
Total
$ 484 $ — $ 191 $ 293

Russell Investment Company
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 37
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 297 $ — $ 297
Credit Default Swap Contracts Credit default swap contracts, at fair value 747 — 747
Total Financial and Derivative Liabilities
1,044 — 1,044
Financial and Derivative Liabilities not subject to a netting agreement
(747) — (747)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 297 $ — $ 297
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup 99 $ — $ — $ 99
State Street 198 — — 198
Total
$ 297 $ — $ — $ 297
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Moderate Strategy Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 233,537
Investments, at fair value(>) ...........................................................................................................................................................
242,941
Receivables:
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 1 , 152
Fund shares sold ................................................................................................................................................................ 2 4
From broker(a)(b) ............................................................................................................................................................... 8,456
Total assets .................................................................................................................................................
252 , 574
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 508
Due to broker ( c ) ................................................................................................................................................................ 230
Fund shares redeemed ....................................................................................................................................................... 886
Accrued fees to affiliates .................................................................................................................................................... 141
Other accrued expenses ..................................................................................................................................................... 83
Variation margin on futures contracts ................................................................................................................................. 1 , 872
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 297
Credit default swap contracts, at fair value(+) ................................................................................................................................ 747
Total liabilities .............................................................................................................................................
4 , 764
Net Assets ............................................................................................................................................................
$ 247,810

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 39
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 4,5 67
Shares of beneficial interest ...........................................................................................................................................................
260
Additional paid-in capital ..............................................................................................................................................................
242,98 3
Net Assets ............................................................................................................................................................
$ 247,810
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.59
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.18
Class A — Net assets ............................................................................................................................................................. $ 95,779,665
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 9,984,171
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.32
Class C — Net assets ............................................................................................................................................................. $ 83,798,970
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 8,991,066
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 9.70
Class R1 — Net assets ........................................................................................................................................................... $ 3,208,141
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 330,741
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 9.61
Class R4 — Net assets ........................................................................................................................................................... $ 11,316,277
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 1,177,122
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 9.63
Class R5 — Net assets ........................................................................................................................................................... $ 6,880,752
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 714,691
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.68
Class S — Net assets ............................................................................................................................................................. $ 46,826,015
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 4,839,041
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (652)
(>)     Investments in affiliated funds $ 241,989
(a)     Receivable from Broker for Futures $ 7,276
(b)     Receivable from Broker for Swaps $ 1,180
(c)     Due to Broker for Swaps $ 230
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
40 Moderate Strategy Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Income distributions from affiliated funds .....................................................................................................................................
$ 7,5 65
Expenses
Advisory fees .................................................................................................................................................................... 573
Administrative fees ........................................................................................................................................................... 122
Custodian fees ................................................................................................................................................................... 80
Distribution fees - Class A ................................................................................................................................................ 264
Distribution fees - Class C ................................................................................................................................................ 750
Distribution fees - Class R5 .............................................................................................................................................. 20
Transfer agent fees - Class A ............................................................................................................................................. 211
Transfer agent fees - Class C ............................................................................................................................................. 200
Transfer agent fees - Class E (1) ........................................................................................................................................ 7
Transfer agent fees - Class R1 ........................................................................................................................................... 7
Transfer agent fees - Class R4 ........................................................................................................................................... 26
Transfer agent fees - Class R5 ........................................................................................................................................... 1 5
Transfer agent fees - Class S ............................................................................................................................................. 106
Professional fees ............................................................................................................................................................... 55
Registration fees ............................................................................................................................................................... 88
Shareholder servicing fees - Class C ................................................................................................................................. 250
Shareholder servicing fees - Class E (1) ............................................................................................................................ 8
Shareholder servicing fees - Class R4 ............................................................................................................................... 33
Shareholder servicing fees - Class R5 ............................................................................................................................... 20
Trustees’ fees .................................................................................................................................................................... 14
Printing fees ...................................................................................................................................................................... 28
Miscellaneous ................................................................................................................................................................... 1 9
Expenses before reductions .............................................................................................................................................. 2,89 6
Expense reductions ........................................................................................................................................................... (819)
Net expenses .................................................................................................................................................................................
2,077
Net investment income (loss) ........................................................................................................................................................
5,4 88
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 841
Investments in affiliated funds .......................................................................................................................................... 5,470
Futures contracts .............................................................................................................................................................. (2,019)
Options written ................................................................................................................................................................. (2,584)
Foreign currency exchange contracts ................................................................................................................................ (43 7 )
Total return swap contracts ............................................................................................................................................... (1,328)
Credit default swap contracts ............................................................................................................................................ 1 94
Foreign currency-related transactions ............................................................................................................................... 60
Capital gain distributions from affiliated funds ................................................................................................................. 3,962
Net realized gain (loss) ..................................................................................................................................................................
4,15 9
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (2,948)
Investments in affiliated funds .......................................................................................................................................... (18,303)
Futures contracts .............................................................................................................................................................. (3,222)
Foreign currency exchange contracts ................................................................................................................................ 90
Total return swap contracts ............................................................................................................................................... 234
Credit default swap contracts ............................................................................................................................................ 18

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 41
Statement of Operations, continued — For the Period Ended October 31, 2020
Foreign currency-related transactions ............................................................................................................................... (60)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (24,191)
Net realized and unrealized gain (loss) ......................................................................................................................................... (20,03 2 )
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (14,544)
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Moderate Strategy Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 5,4 88 $ 8,832
Net realized gain (loss) ...................................................................................................................... 4,15 9 11,110
Net change in unrealized appreciation (depreciation) ....................................................................... (24,19 1 ) 8,094
Net increase (decrease) in net assets from operations ............................................................................. (14,54 4 ) 28,036
Distributions
To shareholders
Class A .......................................................................................................................................... (4,494) (4,889)
Class C .......................................................................................................................................... (4,206) (4,879)
Class E (1) ..................................................................................................................................... (199) (211)
Class R1 ........................................................................................................................................ (139) (229)
Class R4 ........................................................................................................................................ (582) (621)
Class R5 ........................................................................................................................................ (30 5 ) (404)
Class S ........................................................................................................................................... (2,329) (2,774)
Net decrease in net assets from distributions .......................................................................................... (12,25 4 ) (14,007)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (65,870) (67,520)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(92,66 8 ) (53,491)
Net Assets
Beginning of period .................................................................................................................................
340,478 393,969
End of period ..........................................................................................................................................
$ 247,81 0 $ 340,478

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 43
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 911 $ 8,990 662 $ 6,574
Proceeds from reinvestment of distributions 441 4,463 508 4,798
Payments for shares redeemed (2,804) (27,052) (3,366) (33,473)
Net increase (decrease)
(1,452) (13,599) (2,196) (22,101)
Class C
Proceeds from shares sold 415 3,923 703 6,912
Proceeds from reinvestment of distributions 425 4,202 524 4,872
Payments for shares redeemed (3,567) (33,946) (4,090) (40,243)
Net increase (decrease)
(2,727) (25,821) (2,863) (28,459)
Class E (1)
Proceeds from shares sold 44 429 115 1,165
Proceeds from reinvestment of distributions 20 199 22 211
Payments for shares redeemed (647) (6,320) (121) (1,228)
Net increase (decrease)
(583) (5,692) 16 148
Class R1
Proceeds from shares sold 64 644 91 928
Proceeds from reinvestment of distributions 14 139 24 229
Payments for shares redeemed (136) (1,388) (323) (3,304)
Net increase (decrease)
(5 8 ) (605) (208) (2,147)
Class R4
Proceeds from shares sold 191 1,873 207 2,069
Proceeds from reinvestment of distributions 5 8 582 65 620
Payments for shares redeemed (673) (6,702) (363) (3,634)
Net increase (decrease)
(424) (4,24 7 ) (91) (945)
Class R5
Proceeds from shares sold 114 1,108 176 1,798
Proceeds from reinvestment of distributions 30 30 5 42 404
Payments for shares redeemed (486) (4,87 6 ) (277) (2,802)
Net increase (decrease)
(342) (3,46 3 ) (59) (600)
Class S
Proceeds from shares sold 1,161 11,331 1,306 13,184
Proceeds from reinvestment of distributions 227 2,313 288 2,739
Payments for shares redeemed (2,693) (26,087) (2,931) (29,339)
Net increase (decrease)
(1,30 5 ) (12,443) (1,337) (13,416)
Total increase (decrease)
(6,891) $ (65,870) (6,738) $ (67,520)

Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
44 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 10.40 .2 1 (.6 2 ) (.41) (.17) (.23)
October 31, 2019 9.98 .27 .52 .79 (.34) (.03)
October 31, 2018 10.68 .29 (.62) (.33) (.26) (.11)
October 31, 2017 10.63 .25 .59 .84 (.24) (.55)
October 31, 2016 11.58 .27 .25 .52 (.30) (1.17)
Class C
October 31, 2020 10.17 .13 (.60) (.47) (.15) (.23)
October 31, 2019 9.81 .19 .52 .71 (.32) (.03)
October 31, 2018 10.53 .22 (.63) (.41) (.20) (.11)
October 31, 2017 10.51 .18 .57 .75 (.18) (.55)
October 31, 2016 11.46 .19 .25 .44 (.22) (1.17)
Class R1
October 31, 2020 10.50 .2 3 (.6 3 ) (.40) (.17) (.23)
October 31, 2019 10.04 .30 .54 .84 (.35) (.03)
October 31, 2018 10.74 .36 (.67) (.31) (.28) (.11)
October 31, 2017 10.68 .36 .50 .86 (.25) (.55)
October 31, 2016 11.62 .34 .21 .55 (.32) (1.17)
Class R4
October 31, 2020 10.43 .2 2 (.6 4 ) (.42) (.17) (.23)
October 31, 2019 10.00 .26 .54 .80 (.34) (.03)
October 31, 2018 10.70 .30 (.63) (.33) (.26) (.11)
October 31, 2017 10.64 .27 .57 .84 (.23) (.55)
October 31, 2016 11.59 .28 .24 .52 (.30) (1.17)
Class R5
October 31, 2020 10.46 .1 8 (.6 2 ) (.44) (.16) (.23)
October 31, 2019 10.04 .24 .54 .78 (.33) (.03)
October 31, 2018 10.75 .28 (.64) (.36) (.24) (.11)
October 31, 2017 10.70 .24 .57 .81 (.21) (.55)
October 31, 2016 11.64 .25 .25 .50 (.27) (1.17)
Class S
October 31, 2020 10.48 .23 (.63) (.40) (.17) (.23)
October 31, 2019 10.03 .30 .53 .83 (.35) (.03)
October 31, 2018 10.73 .32 (.63) (.31) (.28) (.11)
October 31, 2017 10.67 .28 .58 .86 (.25) (.55)
October 31, 2016 11.62 .29 .24 .53 (.31) (1.17)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 45
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.40) 9.59 (4.16) 95,780 .79 .49 2. 12 52
(.37) 10.40 8.30 118,985 .78 .49 2.68 8
(.37) 9.98 (3.16) 136,011 .75 .49 2.83 15
(.79) 10.68 8.49 168,192 .76 .49 2.45 13
(1.47) 10.63 5.29 182,049 .74 .49 2.58 34
(.38) 9.32 (4.86) 83,799 1.54 1.24 1.3 9 52
(.35) 10.17 7.58 119,204 1.53 1.24 1.90 8
(.31) 9.81 (3.97) 143,103 1.50 1.24 2.11 15
(.73) 10.53 7.72 188,512 1.51 1.24 1.79 13
(1.39) 10.51 4.53 225,204 1.49 1.24 1.83 34
(.40) 9.70 (3.95) 3,208 .54 .24 2. 3 1 52
(.38) 10.50 8.74 4,088 .53 .24 2.98 8
(.39) 10.04 (2.96) 6,003 .50 .24 3.45 15
(.80) 10.74 8.75 9,637 .51 .24 3.43 13
(1.49) 10.68 5.60 20,069 .49 .24 3.23 34
(.40) 9.61 (4.25) 11,316 .79 .49 2. 24 52
(.37) 10.43 8.38 16,695 .78 .49 2.59 8
(.37) 10.00 (3.16) 16,915 .75 .49 2.86 15
(.78) 10.70 8.56 20,436 .76 .49 2.61 13
(1.47) 10.64 5.26 27,183 .74 .49 2.64 34
(.39) 9.63 (4.43) 6,881 1.04 .74 1. 81 52
(.36) 10.46 8.18 11,049 1.03 .74 2.38 8
(.35) 10.04 (3.43) 11,199 1.00 .74 2.67 15
(.76) 10.75 8.21 14,578 1.01 .74 2.28 13
(1.44) 10.70 5.06 17,668 .99 .74 2.39 34
(.40) 9.68 (3.98) 46,826 .54 .32 2. 36 52
(.38) 10.48 8. 62 64,375 .52 .31 2.94 8
(.39) 10.03 (2.92) 75,062 .50 .32 3.04 15
(.80) 10.73 8.69 90,551 .51 .32 2.69 13
(1.48) 10.67 5.43 104,034 .49 .32 2.77 34

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
46 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 192
Administration fees 9,252
Distribution fees 78,048
Shareholder servicing fees 22,548
Transfer agent fees 29,430
Trustee fees 1,320
$ 140,790
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 9,956 $ 540 $ 4,913 $ (573) $ (267) $ 4,743 $ 204 $ 6
Global Infrastructure Fund 5,687 — 5,617 722 (792) — — —
Global Real Estate Securities Fund 4,506 — 4,357 482 (631) — — —
Multifactor U.S. Equity Fund 5,339 20,012 8,465 (278) (491) 16,117 306 1,109
Sustainable Equity Fund 197 — 200 44 (41) — — —
U.S. Dynamic Equity Fund 752 — 765 (46) 59 — — —
U.S. Small Cap Equity Fund 25,296 3,718 10,903 (1,802) (257) 16,052 209 773
Investment Grade Bond Fund 40,901 103 40,630 827 (1,201) — 104 —
Multifactor Bond Fund — 47,250 15,337 56 1,471 33,440 432 —
Opportunistic Credit Fund 21,362 80 21,316 1,666 (1,792) — 80 —
Strategic Bond Fund 73,848 1,895 52,013 4,289 (4,193) 23,826 1,479 131
Unconstrained Total Return Fund 27,506 59,094 17,518 (1,084) (1,151) 66,847 1,557 —
Emerging Markets Fund 21,226 1,115 10,347 1,021 (1,241) 11,774 420 13
Global Equity Fund 23,694 3,316 8,511 807 (3,212) 16,094 1,008 1,860
Multifactor International Equity Fund 19,648 2,070 5,210 (470) (2,208) 13,830 806 —
Multi-Strategy Income Fund 48,627 1,232 18,863 (191) (2,356) 28,449 940 70
U.S. Cash Management Fund 4,863 136,206 130,252 — — 10,817 20 —
$ 333,408 $ 276,631 $ 355,217 $ 5,470 $ (18,303) $ 241,989 $ 7,565 $ 3,962
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 237,83 7 , 787 $ 9 , 848 , 747 $ (3,252 , 350 ) $ 6 , 596 , 397 $ 41 , 118 $ ( 1,906 , 028 )
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 6,549,426 $ 5,704,542 $ — $ 12,772,932 $ 1,233,914 $ —

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 47
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
48 Balanced Strategy Fund
Balanced Strategy Fund
-
Class A
‡
Total
Return
1 Year (11 .53)%
5 Years 1 .66%§
10 Years 3 .56%§
Balanced Strategy Fund
-
Class C
Total
Return
1 Year (6 .88)%
5 Years 2 .10%§
10 Years 3 .38%§
Balanced Strategy Fund
-
Class R1
Total
Return
1 Year (5 .88)%
5 Years 3 .07%§
10 Years 4 .47%§
Balanced Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year (6 .22)%
5 Years 2 .82%§
10 Years 4 .20%§
Balanced Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year (6 .51)%
5 Years 2 .54%§
10 Years 3 .95%§
Balanced Strategy Fund
-
Class S
Total
Return
1 Year (5 .96)%
5 Years 3 .03%§
10 Years 4 .36%§
Bloomberg Barclays U.S. Aggregate Bond Index **
Total
Return
1 Year 6.19%
5 Years 4.08%§
10 Years 3.55%§
Russell 1000
®
Index ***
Total
Return
1 Year 10.87%
5 Years 11.79%§
10 Years 13.05%§
MSCI World ex USA Index (Net) ****
Total
Return
1 Year (6.79)%
5 Years 2.98%§
10 Years 3.59%§

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Balanced Strategy Fund 49
The Balanced Strategy Fund (the “Fund”) is a fund of funds
that invests principally in other Russell Investment Company mutual funds (the “Underlying Funds”). Certain Underlying
Funds employ a multi-manager approach whereby portions of
the Underlying Funds are allocated to different money manager strategies. Underlying Fund assets not allocated to money
managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as
the Underlying Funds’ advisor, may change the allocation of the
Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
in an Underlying Fund at any time, subject to approval by the
Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide above average long term capital
appreciation and a moderate level of current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class C, Class R1, Class R4, Class R5 and Class S Shares lost
6.10%, 6.88%, 5.88%, 6.22%, 6.51% and 5.96%, respectively.
This is compared to the Fund’s primary benchmark, the
Bloomberg Barclays U.S. Aggregate Bond Index, which gained
6.19% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Allocation-50% to 70% Equity Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 3.65%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments.
For the fiscal year ended October 31, 2020, broad U.S. large cap equity market returns were positive on an absolute basis led by risk-on sentiment following periods of extreme volatility. With the rise in COVID-19 cases resulting in economic shutdown and recession, asset class returns were mixed in absolute terms led by
U.S. large cap equity and risky credits, while haven assets such as U.S. treasuries lagged.
With respect to fixed income, the fiscal year risk-on rally was slightly less obvious, as risky credits outperformed haven U.S.
treasuries, however credit risk was led by investment grade
debt, while high yield debt lagged both treasuries and the
aggregate bond universe. Investment grade debt and treasuries found support by an accommodative Federal Reserve policy,
resulting in returns of approximately 8% and 7%, respectively
(as measured by the Markit iBoxx USD Liquid Investment Grade
Index and Bloomberg Barclays U.S. Treasury Index). Securitized
and mortgage-backed securities lagged, returning only 4% and
3%, respectively (as measured by the Bloomberg Barclays U.S.
Securitized Index and Bloomberg Barclays U.S. Mortgage Backed
Securities Index). High yield credit, loans, and emerging market debt underperformed as well, while the U.S. dollar fell by nearly
2%.
Equities were the highest returning asset class, led by market leadership within U.S. large cap growth companies. With respect to regions, U.S. equities outperformed their developed non-U.S.
peers, with the Russell 3000
®
Index returning over 10%, while
the MSCI ACWI ex USA Index (Net) returned -2.61%, and
emerging market shares returned 8.25% as measured by the MSCI
Emerging Markets Index (Net). Regional return spreads were
even more significant in certain areas, for example, with U.K. and
European ex-U.K. equities falling by approximately 11.00% and
8.00%, respectively, as measured by the MSCI United Kingdom
Index and MSCI Europe ex UK Index. Within U.S. equities, large cap equities outperformed their more cyclical small cap peers, and growth-oriented equities strongly outperformed their value peers with return spreads widening beyond historical measures.
Last, within alternative assets, commodities declined as oil prices plunged on the heels of demand concerns. Real assets
underperformed equities and fixed income, led by a plunge in oil prices and infrastructure.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a detractor to performance relative to the Fund’s fixed income benchmark during the period.
Allocations to real assets, non-U.S. equities and small cap U.S.
equities detracted from returns, as these asset classes delivered negative returns. While the Fund’s allocation to fixed income
Underlying Funds returned positively in an absolute sense,

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
50 Balanced Strategy Fund
performance relative to the Fund’s benchmark was negative as well.
The fixed income portion of the Fund’s portfolio provided negative results compared to the Fund’s fixed income benchmark. An
allocation to the Strategic Bond Fund was flat from a benchmark-
relative perspective as a result of its modestly long duration position. As rates fell through the year, this position contributed positively to returns; however, the Fund was generally short
U.S. dollar and long various emerging market currencies, which proved particularly detrimental during the first quarter of 2020.
In addition, an allocation to the Unconstrained Total Return Fund detracted, as its exposure to high yield credit adversely impacted performance.
While the broader equity markets delivered mixed absolute
performance over the period, the Fund’s equity allocation generally trailed the Fund’s fixed income benchmark. In addition, the equity
Underlying Funds generally underperformed their respective
equity benchmarks. The Multifactor International Equity Fund underperformed its benchmark for the one-year period due to its value orientation and underweight to the technology sector. An overweight to financials also detracted, as value cyclicals were not favored over the one-year period. The U.S. Small Cap Equity
Fund was also a detractor and stock selection within consumer discretionary, health care, and consumer staples hampered
its benchmark-relative performance. The Global Equity Fund
underperformed its benchmark for the one-year period due to its overweight to value. From a sector and regional perspective, the
Underlying Fund also underperformed due to its overweight to financials and underweight to North America.
The alternative assets portion of the Fund’s portfolio provided negative results compared to the Fund’s fixed income benchmark.
The Global Real Estate Securities Fund underperformed the
Fund’s benchmark due to the overall weakness of the asset class relative to other market segments. The Commodity Strategies
Fund struggled against its respective benchmark as oil prices fell, while an overweight to energy detracted from performance as well.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s fixed income benchmark. The Multi-Strategy Income
Fund’s global equity value managers were laggards over the
period, with style headwinds proving difficult over the one-year period. In addition, the Underlying Fund’s tactical regional positioning, mainly driven by an overweight to non-U.S. equity and a U.S. equity underweight, were challenged over the period.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may directly manage Fund assets and
utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.
During the period, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help efficiently implement tactical asset allocations.
In addition, standardized call and put options were used to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was particularly additive to
Fund performance during the extreme levels of volatility seen in Q1 2020 as COVID-19 resulted in economic shutdown and
broad market equities dramatically fell. Downside-risk mitigation strategies helped to mitigate the downside risk of positions held by RIM.
During the period, RIM also made strategic asset allocation
changes. In November 2019, RIM modified the Fund’s strategic asset allocation to 53% to equity, 33% to fixed income, 10% to multi-asset and 4% to alternative asset classes. As a result of the strategic asset allocation changes, RIM added an allocation to the
Multifactor Bond Fund and removed allocations to the following
Funds: Sustainable Equity Fund, Global Infrastructure Fund and
Opportunistic Credit Fund.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Balanced Strategy Fund 51
* Assumes initial investment on November 1, 2010.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
**** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
52 Balanced Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,050.10 $ 1,022.77
Expenses Paid During Period* $ 2.42 $ 2.39
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,046.50 $ 1,019.00
Expenses Paid During Period* $ 6.28 $ 6.19
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,052.50 $ 1,023.83
Expenses Paid During Period* $ 1.34 $ 1.32
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
Balanced Strategy Fund 53
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,049.70 $ 1,022.57
Expenses Paid During Period* $ 2.63 $ 2.59
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,048.10 $ 1,021.32
Expenses Paid During Period* $ 3.91 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,051.10 $ 1,023.53
Expenses Paid During Period* $ 1.65 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
54 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 93.1%
Alternative - 3.8%
Commodity Strategies Fund Class Y 4,262,858 19,481
Global Real Estate Securities Fund Class Y 681,544 18,899
38,380
Domestic Equities - 16.9%
Multifactor U.S. Equity Fund Class Y 5,910,502 76,246
U.S. Dynamic Equity Fund Class Y 5,024,647 37,986
U.S. Small Cap Equity Fund Class Y 2,318,039 57,047
171,279
Fixed Income - 31.8%
Multifactor Bond Fund Class Y 2,804,454 29,335
Strategic Bond Fund Class Y 10,172,741 117,190
Unconstrained Total Return Fund Class Y 18,637,204 176,307
322,832
International Equities - 31.0%
Emerging Markets Fund Class Y 3,163,071 57,947
Global Equity Fund Class Y 15,956,888 142,974
Multifactor International Equity Fund Class Y 13,807,327 114,187
315,108
Multi-Asset - 9.6%
Multi-Strategy Income Fund Class Y 10,328,720 97,297
Total Investments in Affiliated Funds
(cost $900,026) 944,896
Options Purchased - 0.4%
(Number of Contracts)
EURO STOXX 50 Index
Goldman Sachs Mar 2021 3,314.80 Call (29,687) EUR 98,406 (ÿ)
1,312
FTSE 100 Index
Morgan Stanley Dec 2020 6,400.00 Call (1,394) GBP 89,216 (ÿ)
1,942
S&P 500 Index
Morgan Stanley Dec 2020 3,525.00 Call (341) USD 120,203 (ÿ)
1,221
Total Options Purchased
(cost $18,783) 4,475
Short-Term Investments - 3.9%
U.S. Cash Management Fund(@) 39,325,310 (∞)
39,317
Total Short-Term Investments
(cost $39,318) 39,317
Total Investments - 97.4%
(identified cost $958,127) 988,688
Other Assets and Liabilities, Net - 2.6%
26,813
Net Assets - 100.0%
1,015,501

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 55
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 2,833 EUR 83,828 12/20
(11,536)
MSCI Emerging Markets Index Futures 432 USD 23,801 12/20
146
Russell 2000 E-Mini Index Futures 656 USD 50,407 12/20
1,038
United States Treasury Ultra Bond Futures 238 USD 51,170 12/20
(288)
Short Positions
FTSE 100 Index Futures 12 GBP 668 12/20
76
Hang Seng Index Futures 15 HKD 18,118 11/20
55
NASDAQ 100 E-Mini Index Futures 413 USD 91,242 12/20
454
S&P 500 E-Mini Index Futures 184 USD 30,035 12/20
660
S&P/TSX 60 Index Futures 29 CAD 5,367 12/20
173
TOPIX Index Futures 224 JPY 3,523,519 12/20
507
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(8,715)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal CAD 2,821 USD 2,137 12/16/20 20
Bank of Montreal EUR 3,035 USD 3,594 12/16/20 55
Bank of Montreal HKD 35,940 USD 4,635 12/16/20 (1)
Bank of New York CAD 2,821 USD 2,142 12/16/20 24
Bank of New York EUR 3,035 USD 3,592 12/16/20 53
Bank of New York HKD 35,940 USD 4,635 12/16/20 (1)
Citigroup TWD 611,760 USD 21,146 12/16/20 (485)
JPMorgan Chase CAD 2,821 USD 2,138 12/16/20 20
JPMorgan Chase EUR 3,035 USD 3,593 12/16/20 55
JPMorgan Chase HKD 35,940 USD 4,635 12/16/20 (1)
Royal Bank of Canada CAD 2,821 USD 2,137 12/16/20 20
Royal Bank of Canada EUR 3,035 USD 3,593 12/16/20 55
Royal Bank of Canada HKD 35,940 USD 4,635 12/16/20 (1)
Standard Chartered CAD 2,821 USD 2,136 12/16/20 19
Standard Chartered EUR 3,035 USD 3,593 12/16/20 54
Standard Chartered HKD 35,940 USD 4,635 12/16/20 (1)
State Street CNY 131,070 USD 19,015 12/16/20 (488)
State Street KRW 20,289,840 USD 17,068 12/16/20 (777)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(1,380)

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
56 Balanced Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 63,000 (5.000%)
(2)
12/20/25
(2,093) (470) (2,563)
CDX NA Investment Grade
Index Bank of America
Sell
USD 11,000 1.000%
(2)
12/20/25
267 (64) 203
Total Open Credit Indices Contracts (å) (1,826) (534) (2,360)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 944,896 $ — $ —
$ —
$ 944,896 93.1
Options Purchased 4,475 — —
—
4,475 0.4
Short-Term Investments — — —
39,317
39,317 3.9
Total Investments 949,371 — — 39,317 988,688 97.4
Other Assets and Liabilities, Net 2.6
100.0
Other Financial Instruments
Assets
Futures Contracts 3,109 — — — 3,109 0.3
Foreign Currency Exchange Contracts — 375 — — 375 —
*
Credit Default Swap Contracts — 203 — — 203 —
*
'
Liabilities
Futures Contracts (11,824) — — — (11,824) (1.2)
Foreign Currency Exchange Contracts — (1,755) — — (1,755) (0.2)
Credit Default Swap Contracts — (2,563) — — (2,563) (0.3)
Total Other Financial Instruments
**
$ (8,715) $ (3,740) $ — $ — $ (12,455)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Balanced Strategy Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 57
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 4,475 $ — $ — $ —
Unrealized appreciation on foreign currency exchange contracts — — 375 —
Variation margin on futures contracts** 3,109 — — —
Credit default swap contracts, at fair value — 203 — —
Total
$ 7,584 $ 203 $ 375 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 11,536 $ — $ — $ 288
Unrealized depreciation on foreign currency exchange contracts — — 1,755 —
Credit default swap contracts, at fair value — 2,563 — —
Total
$ 11,536 $ 2,563 $ 1,755 $ 288
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 4,123 $ — $ — $ —
Futures contracts (25,631) — — 3,315
Options written (10,026) — — —
Total return swap contracts (8,270) — — —
Credit default swap contracts — 1,468 — —
Foreign currency exchange contracts — — (1,974) —
Total
$ (39,804) $ 1,468 $ (1,974) $ 3,315
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (14,308) $ — $ — $ —
Futures contracts (10,027) — — (867)
Total return swap contracts 1,462 — — —
Credit default swap contracts — 40 — —
Foreign currency exchange contracts — — 2,504 —
Total
$ (22,873) $ 40 $ 2,504 $ (867)
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
58 Balanced Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 4,475 $ — $ 4,475
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 375 — 375
Credit Default Swap Contracts Credit default swap contracts, at fair value 203 — 203
Total Financial and Derivative Assets
5,053 — 5,053
Financial and Derivative Assets not subject to a netting agreement
(3,366) — (3,366)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,687 $ — $ 1,687
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 75 $ 1 $ — $ 74
Bank of New York
78 1 — 77
Goldman Sachs
1,312 — 1,312 —
JPMorgan Chase
75 1 — 74
Royal Bank of Canada
74 1 — 73
Standard Chartered
73 1 — 72
Total
$ 1,687 $ 5 $ 1,312 $ 370

Russell Investment Company
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 59
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,755 $ — $ 1,755
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,563 — 2,563
Total Financial and Derivative Liabilities
4,318 — 4,318
Financial and Derivative Liabilities not subject to a netting agreement
(2,563) — (2,563)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,755 $ — $ 1,755
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 1 $ 1 $ — $ —
Bank of New York 1 1 — —
Citigroup 485 — 45 0 35
JPMorgan Chase 1 1 — —
Royal Bank of Canada 1 1 — —
Standard Chartered 1 1 — —
State Street 1,265 — 1,265 —
Total
$ 1,755 $ 5 $ 1,7 1 5 $ 35
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
60 Balanced Strategy Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 958,127
Investments, at fair value(>) ...........................................................................................................................................................
988,688
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 375
Receivables:
Dividends and interest ....................................................................................................................................................... 21
Dividends from affiliated funds .......................................................................................................................................... 4
Investments sold ................................................................................................................................................................ 2, 713
Fund shares sold ................................................................................................................................................................ 120
From broker(a)(b)(c) ........................................................................................................................................................... 40,253
Credit default swap contracts, at fair value(+) ................................................................................................................................ 203
Total assets .................................................................................................................................................
1,032 , 377
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 3,674
Due to broker (d) ................................................................................................................................................................ 1,540
Fund shares redeemed ....................................................................................................................................................... 1,540
Accrued fees to affiliates .................................................................................................................................................... 622
Other accrued expenses ..................................................................................................................................................... 155
Variation margin on futures contracts ................................................................................................................................. 5,027
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,755
Credit default swap contracts, at fair value(+) ................................................................................................................................ 2,563
Total liabilities .............................................................................................................................................
16,876
Net Assets ............................................................................................................................................................
$ 1,015,501

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 61
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 14,973
Shares of beneficial interest ...........................................................................................................................................................
1,032
Additional paid-in capital ..............................................................................................................................................................
999,496
Net Assets ............................................................................................................................................................
$ 1,015,501
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.93
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.54
Class A — Net assets ............................................................................................................................................................. $ 419,100,503
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 42,207,509
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.59
Class C — Net assets ............................................................................................................................................................. $ 343,711,945
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 35,822,714
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 10.10
Class R1 — Net assets ........................................................................................................................................................... $ 16,852,393
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 1,669,134
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 9.96
Class R4 — Net assets ........................................................................................................................................................... $ 38,924,409
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 3,907,086
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 9.95
Class R5 — Net assets ........................................................................................................................................................... $ 30,253,707
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 3,041,968
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.09
Class S — Net assets ............................................................................................................................................................. $ 166,657,906
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 16,517,560
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (1,826)
(>)     Investments in affiliated funds $ 984,213
(a)     Receivable from Broker for Futures $ 35,154
(b)     Receivable from Broker for Swaps $ 3, 619
(c)     Receivable from Broker for Forwards $ 1, 480
(d)     Due to Broker for Swaps $ 1,540
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
62 Balanced Strategy Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Income distributions from affiliated funds ......................................................................................................................... $ 38,033
Expenses
Advisory fees .................................................................................................................................................................... 2,397
Administrative fees ........................................................................................................................................................... 509
Custodian fees ................................................................................................................................................................... 95
Distribution fees - Class A ................................................................................................................................................ 1,190
Distribution fees - Class C ................................................................................................................................................ 3,044
Distribution fees - Class R5 .............................................................................................................................................. 82
Transfer agent fees - Class A ............................................................................................................................................ 952
Transfer agent fees - Class C ............................................................................................................................................. 812
Transfer agent fees - Class E(1) ........................................................................................................................................ 9
Transfer agent fees - Class R1 .......................................................................................................................................... 36
Transfer agent fees - Class R4 .......................................................................................................................................... 90
Transfer agent fees - Class R5 .......................................................................................................................................... 6 5
Transfer agent fees - Class S ............................................................................................................................................. 433
Professional fees ............................................................................................................................................................... 115
Registration fees ............................................................................................................................................................... 74
Shareholder servicing fees - Class C ................................................................................................................................. 1,015
Shareholder servicing fees - Class E(1) ............................................................................................................................. 11
Shareholder servicing fees - Class R4 ............................................................................................................................... 113
Shareholder servicing fees - Class R5 ............................................................................................................................... 82
Trustees’ fees .................................................................................................................................................................... 59
Printing fees ...................................................................................................................................................................... 10 8
Miscellaneous ................................................................................................................................................................... 29
Expenses before reductions .............................................................................................................................................. 11,320
Expense reductions ........................................................................................................................................................... (2,887)
Net expenses .................................................................................................................................................................................
8,433
Net investment income (loss) ........................................................................................................................................................
29,6 00
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 4,123
Investments in affiliated funds .......................................................................................................................................... 17,350
Futures contracts .............................................................................................................................................................. (22,316)
Options written ................................................................................................................................................................. (10,026)
Foreign currency exchange contracts ................................................................................................................................ (1,974)
Total return swap contracts ............................................................................................................................................... (8,270)
Credit default swap contracts ............................................................................................................................................ 1,4 68
Foreign currency-related transactions ............................................................................................................................... 246
Capital gain distributions from affiliated funds ................................................................................................................. 28,221
Net realized gain (loss) ..................................................................................................................................................................
8, 822
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (14,308)
Investments in affiliated funds .......................................................................................................................................... (105,917)
Futures contracts .............................................................................................................................................................. (10,894)
Foreign currency exchange contracts ................................................................................................................................ 2,504
Total return swap contracts ............................................................................................................................................... 1,462
Credit default swap contracts ............................................................................................................................................ 40
Foreign currency-related transactions ............................................................................................................................... (38)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (127,151)

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 63
Statement of Operations, continued — For the Period Ended October 31, 2020
Amounts in thousands
Net realized and unrealized gain (loss) ......................................................................................................................................... (118,329)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (88,729)
(1)      For period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
64 Balanced Strategy Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 29,6 00 $ 40,626
Net realized gain (loss) ...................................................................................................................... 8, 822 47,046
Net change in unrealized appreciation (depreciation) ....................................................................... (127,151) 35,026
Net increase (decrease) in net assets from operations ............................................................................. (88,729) 122,698
Distributions
To shareholders
Class A .......................................................................................................................................... (23,789) (30,029)
Class C .......................................................................................................................................... (18,674) (28,320)
Class E(1) ...................................................................................................................................... (331) (483)
Class R1 ........................................................................................................................................ (884) (1,495)
Class R4 ........................................................................................................................................ (2,251) (3,146)
Class R5 ........................................................................................................................................ (1,506) (2,072)
Class S ........................................................................................................................................... (11,771) (15,915)
Net decrease in net assets from distributions .......................................................................................... (59,206) (81,460)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (272,769) (281,406)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(420,704) (240,168)
Net Assets
Beginning of period .................................................................................................................................
1,436,205 1,676,373
End of period ..........................................................................................................................................
$ 1,015,501 $ 1,436,205

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 65
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 2,279 $ 23,573 1,631 $ 17,305
Proceeds from reinvestment of distributions 2,255 23,658 3,011 29,655
Payments for shares redeemed (11,647) (117,842) (12,094) (128,710)
Net increase (decrease)
(7,113) (70,611) (7,452) (81,750)
Class C
Proceeds from shares sold 1,113 11,069 1,714 17,738
Proceeds from reinvestment of distributions 1,818 18,632 2,944 28,257
Payments for shares redeemed (12,206) (121,037) (16,009) (165,786)
Net increase (decrease)
(9,275) (91,336) (11,351) (119,791)
Class E(1)
Proceeds from shares sold 32 322 83 892
Proceeds from reinvestment of distributions 31 331 49 483
Payments for shares redeemed (827) (8,297) (278) (2,983)
Net increase (decrease)
(764) (7,644) (146) (1,608)
Class R1
Proceeds from shares sold 198 2,076 374 4,024
Proceeds from reinvestment of distributions 83 884 149 1,493
Payments for shares redeemed (304) (3,175) (1,545) (16,788)
Net increase (decrease)
(23) (215) (1,022) (11,271)
Class R4
Proceeds from shares sold 366 3,720 590 6,257
Proceeds from reinvestment of distributions 213 2,251 318 3,146
Payments for shares redeemed (1,754) (17,983) (1,642) (17,333)
Net increase (decrease)
(1,175) (12,012) (734) (7,930)
Class R5
Proceeds from shares sold 342 3,503 407 4,342
Proceeds from reinvestment of distributions 143 1,505 210 2,072
Payments for shares redeemed (984) (10,366) (1,065) (11,436)
Net increase (decrease)
(499) (5,358) (448) (5,022)
Class S
Proceeds from shares sold 2,449 25,307 3,588 38,733
Proceeds from reinvestment of distributions 1,096 11,718 1,583 15,815
Payments for shares redeemed (12,055) (122,618) (10,094) (108,582)
Net increase (decrease)
(8,510) (85,593) (4,923) (54,034)
Total increase (decrease)
(27,359) $ (272,769) (26,076) $ (281,406)
(1)      For period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
66 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distributions in
Excess
Class A
October 31, 2020 11.08 .27 (.92) (.65) (.23) (.27) —
October 31, 2019 10.77 .30 .56 .86 (.45) — (.10)
October 31, 2018 11.87 .33 (.72) (.39) (.34) (.37) —
October 31, 2017 11.41 .21 1.08 1.29 (.18) (.65) —
October 31, 2016 12.07 .25 .23 .48 (.26) (.88) —
Class C
October 31, 2020 10.74 .19 (.90) (.71) (.17) (.27) —
October 31, 2019 10.50 .22 .54 .76 (.43) — (.09)
October 31, 2018 11.61 .24 (.71) (.47) (.27) (.37) —
October 31, 2017 11.22 .12 1.06 1.18 (.14) (.65) —
October 31, 2016 11.89 .16 .23 .39 (.18) (.88) —
Class R1
October 31, 2020 11.26 .29 (.93) (.64) (.25) (.27) —
October 31, 2019 10.92 .35 .54 .89 (.45) — (.10)
October 31, 2018 12.02 .37 (.74) (.37) (.36) (.37) —
October 31, 2017 11.54 .34 .99 1.33 (.20) (.65) —
October 31, 2016 12.20 .30 .20 .50 (.28) (.88) —
Class R4
October 31, 2020 11.12 .28 (.95) (.67) (.22) (.27) —
October 31, 2019 10.80 .31 .55 .86 (.45 ) — (.09)
October 31, 2018 11.90 .33 (.72) (.39) (.34) (.37) —
October 31, 2017 11.44 .21 1.08 1.29 (.18) (.65) —
October 31, 2016 12.10 .25 .22 .47 (.25) (.88) —
Class R5
October 31, 2020 11.11 .23 (.92) (.69) (.20) (.27) —
October 31, 2019 10.81 .27 .57 .84 (.44) — (.10)
October 31, 2018 11.92 .31 (.74) (.43) (.31) (.37) —
October 31, 2017 11.47 .19 1.07 1.26 (.16) (.65) —
October 31, 2016 12.13 .22 .22 .44 (.22) (.88) —
Class S
October 31, 2020 11.25 .33 (.98) (.65) (.24) (.27) —
October 31, 2019 10.91 .34 .55 .89 (.45) — (.10)
October 31, 2018 12.01 .36 (.74) (.38) (.35) (.37) —
October 31, 2017 11.54 .22 1.10 1.32 (.20) (.65) —
October 31, 2016 12.19 .27 .24 .51 (.28) (.88) —

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 67
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.50) 9.93 (6.10) 419,101 .73 .47 2.66 37
(.55) 11.08 8.58 546,705 .73 .47 2.86 11
(.71) 10.77 (3.52) 611,245 .72 .47 2.92 11
(.83) 11.87 12.05 761,954 .73 .46 1.83 33
(1.14) 11.41 4.56 808,160 .72 .44 2.24 16
(.44) 9.59 (6.88) 343,712 1.48 1.22 1.86 37
(.52) 10.74 7.87 484,422 1.48 1.22 2.10 11
(.64) 10.50 (4.26) 592,930 1.47 1.22 2.16 11
(.79) 11.61 11.13 788,531 1.48 1.21 1.11 33
(1.06) 11.22 3.80 910,762 1.47 1.19 1.47 16
(.52) 10.10 (5.88) 16,852 .48 .26 2.78 37
(.55) 11.26 8.81 19,058 .48 .26 3.24 11
(.73) 10.92 (3.32) 29,630 .47 .26 3.25 11
(.85) 12.02 12.24 44,666 .47 .26 3.00 33
(1.16) 11.54 4.70 124,091 .47 .26 2.68 16
(.49) 9.96 (6.22) 38,924 .73 .51 2.69 37
(.54) 11.12 8.64 56,506 .73 .51 2.89 11
(.71) 10.80 (3.55) 62,826 .72 .51 2.86 11
(.83) 11.90 11.94 75,481 .73 .51 1.88 33
(1.13) 11.44 4.46 115,400 .72 .51 2.25 16
(.47) 9.95 (6.41) 30,254 .98 .76 2.28 37
(.54) 11.11 8.36 39,329 .98 .76 2.52 11
(.68) 10.81 (3.81) 43,113 .97 .76 2.70 11
(.81) 11.92 11.68 58,230 .98 .76 1.63 33
(1.10) 11.47 4.18 73,055 .97 .76 2.00 16
(.51) 10.09 (5.96) 166,658 .48 .32 3.11 37
(.55) 11.25 8.79 281,677 .48 .31 3.10 11
(.72) 10.91 (3.37) 326,777 .47 .32 3.10 11
(.85) 12.01 12.11 411,791 .48 .32 1.94 33
(1.16) 11.54 4.73 404,463 .47 .32 2.43 16

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
68 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 50,541
Administration fees 38,208
Distribution fees 328,230
Shareholder servicing fees 91,594
Transfer agent fees 107,779
Trustee fees 5,495
$ 621,847
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 46,324 $ 1,788 $ 24,823 $ (17,042) $ 13,234 $ 19,481 $ 889 $ 28
Global Infrastructure Fund 27,283 — 26,946 3,260 (3,597) — — —
Global Real Estate Securities Fund 23,407 8,436 6,588 (775) (5,581) 18,899 1,437 464
Multifactor U.S. Equity Fund 20,779 98,720 38,323 (2,181) (2,749) 76,246 1,491 5,485
Sustainable Equity Fund 27,168 — 27,585 12,936 (12,519) — — —
U.S. Dynamic Equity Fund 10,515 47,265 20,645 (2,114) 2,965 37,986 243 1,266
U.S. Small Cap Equity Fund 79,858 13,389 27,177 (1,732) (7,291) 57,047 773 2,865
Multifactor Bond Fund — 42,582 14,599 61 1,291 29,335 382 —
Opportunistic Credit Fund 56,334 212 56,212 2,431 (2,765) — 211 —
Strategic Bond Fund 326,056 6,265 216,178 7,336 (6,289) 117,190 5,785 481
Unconstrained Total Return Fund 99,424 140,013 55,024 (3,462) (4,644) 176,307 4,817 —
Emerging Markets Fund 113,401 2,272 55,949 19,153 (20,930) 57,947 2,195 67
Global Equity Fund 259,397 26,707 119,571 6,741 (30,300) 142,974 9,386 17,312
Multifactor International Equity Fund 181,015 7,002 49,682 (3,812) (20,336) 114,187 7,002 —
Multi-Strategy Income Fund 113,874 30,567 37,286 (3,457) (6,401) 97,297 3,339 253
U.S. Cash Management Fund 26,731 590,759 578,175 7 (5) 39,317 83 —
$ 1,411,566 $ 1,015,977 $ 1,354,763 $ 17,350 $ (105,917) $ 984,213 $ 38,033 $ 28,221
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 96 6 , 086 , 205 $ 59,214 , 917 $ (29,309 , 577 ) $ 29 , 905 , 340 $ 4 , 776 , 689 $ (19 , 226 , 789 )
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Distributions in
Excess
$ 25,664,331 $ 33,542,103 $ — $ 67,140,218 $ — $ 14,319,404

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 69
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At October 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
70 Growth Strategy Fund
Growth Strategy Fund
-
Class A
‡
Total
Return
1 Year (12 .03)%
5 Years 2 .10%§
10 Years 3 .93%§
Growth Strategy Fund
-
Class C
Total
Return
1 Year (7 .33)%
5 Years 2 .56%§
10 Years 3 .78%§
Growth Strategy Fund
-
Class R1
Total
Return
1 Year (6 .43)%
5 Years 3 .61%§
10 Years 4 .92%§
Growth Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year (6 .60)%
5 Years 3 .37%§
10 Years 4 .66%§
Growth Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year (6 .86)%
5 Years 3 .11%§
10 Years 4 .39%§
Growth Strategy Fund
-
Class S
Total
Return
1 Year (6 .48)%
5 Years 3 .56%§
10 Years 4 .82%§
Russell 1000
®
Index **
Total
Return
1 Year 10 .87%
5 Years 11 .79%§
10 Years 13 .05%§
Bloomberg Barclays U.S. Aggregate Bond Index ***
Total
Return
1 Year 6 .19%
5 Years 4 .08%§
10 Years 3 .55%§
MSCI World ex USA Index (Net) ****
Total
Return
1 Year (6 .79)%
5 Years 2 .98%§
10 Years 3 .59%§

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Growth Strategy Fund 71
The Growth Strategy Fund (the “Fund”) is a fund of funds
that invests principally in other Russell Investment Company mutual funds (the “Underlying Funds”). Certain Underlying
Funds employ a multi-manager approach whereby portions of
the Underlying Funds are allocated to different money manager strategies. Underlying Fund assets not allocated to money
managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as
the Underlying Funds’ advisor, may change the allocation of the
Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
in an Underlying Fund at any time, subject to approval by the
Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation, and as a secondary objective, current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class C, Class R1, Class R4, Class R5 and Class S Shares lost
6.68%, 7.33%, 6.43%, 6.60%, 6.86% and 6.48%, respectively.
This is compared to the Fund’s primary benchmark, the Russell
1000
®
Index, which gained 10.87% during the same period. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Allocation-70% to 85% Equity Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 1.49%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments.
For the fiscal year ended October 31, 2020, broad U.S. large cap equity market returns were positive on an absolute basis led by risk-on sentiment following periods of extreme volatility. With the rise in COVID-19 cases resulting in economic shutdown and recession, asset class returns were mixed in absolute terms led by
U.S. large cap equity and risky credits, while haven assets such as U.S. treasuries lagged.
Equities were the highest returning asset class, led by market leadership within U.S. large cap growth companies. With respect to regions, U.S. equities outperformed their developed non-U.S.
peers, with the Russell 3000
®
Index returning over 10%, while
the MSCI ACWI ex USA Index (Net) returned -2.61%, and
emerging market shares returned 8.25% as measured by the MSCI
Emerging Markets Index (Net). Regional return spreads were
even more significant in certain areas, for example, with U.K. and
European ex-U.K. equities falling by approximately 11.00% and
8.00%, respectively, as measured by the MSCI United Kingdom
Index and MSCI Europe ex UK Index. Within U.S. equities, large cap equities outperformed their more cyclical small cap peers, and growth-oriented equities strongly outperformed their value peers with return spreads widening beyond historical measures.
With respect to fixed income, the fiscal year risk-on rally was slightly less obvious, as risky credits outperformed haven U.S.
treasuries, however credit risk was led by investment grade
debt, while high yield debt lagged both treasuries and the
aggregate bond universe. Investment grade debt and treasuries found support by an accommodative Federal Reserve policy,
resulting in returns of approximately 8% and 7%, respectively
(as measured by the Markit iBoxx USD Liquid Investment Grade
Index and Bloomberg Barclays U.S. Treasury Index). Securitized
and mortgage-backed securities lagged, returning only 4% and
3%, respectively (as measured by the Bloomberg Barclays U.S.
Securitized Index and Bloomberg Barclays U.S. Mortgage Backed
Securities Index). High yield credit, loans, and emerging market debt underperformed as well, while the U.S. dollar fell by nearly
2%.
Last, within alternative assets, commodities declined as oil prices plunged on the heels of demand concerns. Real assets
underperformed equities and fixed income led by a plunge in oil prices and infrastructure.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a detractor to performance relative to the Fund’s equity benchmark during the period.
Allocations to real assets, non-U.S. equities and small cap U.S.
equities detracted from returns, as these asset classes delivered negative returns relative to U.S. equities. Exposure to core bonds returned positively in an absolute sense but remained a headwind in terms of benchmark-relative performance.

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
72 Growth Strategy Fund
The fixed income portion of the Fund’s portfolio underperformed the Fund’s equity benchmark. An allocation to the Unconstrained
Total Return Fund detracted as markets continued to favor risky assets such as equities, rather than safer assets such as U.S.
treasuries.
While the broader equity markets delivered mixed absolute
performance over the period, the Fund’s equity allocation
underperformed the Fund’s equity benchmark. In addition,
the equity Underlying Funds generally underperformed their
respective equity benchmarks. The Multifactor International
Equity Fund underperformed its benchmark for the one-year
period due to its value orientation and underweight to the
technology sector. An overweight to financials also detracted, as value cyclicals were not favored over the one-year period. The U.S.
Small Cap Equity Fund was also a detractor and stock selection within consumer discretionary, health care, and consumer staples hampered its benchmark-relative performance. The Global Equity
Fund underperformed its benchmark for the one-year period due to its overweight to value. From a sector and regional perspective, the Underlying Fund also underperformed due to its overweight to financials and underweight to North America.
The alternative assets portion of the Fund’s portfolio provided negative results compared to the Fund’s equity benchmark. The
Global Real Estate Securities Fund underperformed the Fund’s benchmark due to the overall weakness of the asset class relative to other market segments. The Commodity Strategies Fund
struggled versus its benchmark as well as the Fund’s equity
benchmark as oil prices fell.
The multi-asset portion of the Fund’s portfolio underperformed the
Fund’s equity benchmark. The Multi-Asset Growth Strategy Fund detracted as global equity value managers were laggards over the period, with style headwinds proving difficult. In addition, the
Underlying Fund’s tactical regional positioning, mainly driven by an overweight to non-U.S. equity and a U.S. equity underweight, were challenged over the period.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may directly manage Fund assets and
utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.
During the period, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help efficiently implement tactical asset allocations.
In addition, standardized call and put options were used to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was particularly additive to
Fund performance during the extreme levels of volatility seen in Q1 2020 as COVID-19 resulted in economic shutdown and
broad market equities dramatically fell. Downside-risk mitigation strategies helped to mitigate the downside risk of positions held by RIM.
During the period, RIM also made strategic asset allocation
changes. In November 2019, RIM modified the Fund’s strategic asset allocation to 70% to equity, 16% to fixed income, 10% to multi-asset and 4% to alternative asset classes. As a result of the strategic asset allocation changes, RIM added an allocation to the
Multi-Asset Growth Strategy Fund and removed allocations to the following Funds: Sustainable Equity Fund, Global Infrastructure
Fund and Opportunistic Credit Fund.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Growth Strategy Fund 73
* Assumes initial investment on November 1, 2010.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
**** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
74 Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 20 20 to October 31, 20 20 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,064.50 $ 1,022.27
Expenses Paid During Period* $ 2.96 $ 2.90
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,060.20 $ 1,018.50
Expenses Paid During Period* $ 6.84 $ 6.70
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,065.90 $ 1,023.78
Expenses Paid During Period* $ 1.40 $ 1.37
* Expenses are equal to the Fund's annualized expense ratio of 0.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
Growth Strategy Fund 75
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,064.40 $ 1,022.52
Expenses Paid During Period* $ 2.70 $ 2.64
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,063.50 $ 1,021.27
Expenses Paid During Period* $ 3.99 $ 3.91
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,065.60 $ 1,023.53
Expenses Paid During Period* $ 1.66 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
76 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 94.4%
Alternative - 3.9%
Commodity Strategies Fund Class Y 3,391,376 15,499
Global Real Estate Securities Fund Class Y 540,815 14,997
30,496
Domestic Equities - 29.7%
Multifactor U.S. Equity Fund Class Y 8,252,869 106,462
U.S. Dynamic Equity Fund Class Y 8,014,395 60,589
U.S. Small Cap Equity Fund Class Y 2,776,885 68,339
235,390
Fixed Income - 15.7%
Unconstrained Total Return Fund Class Y 13,162,601 124,518
International Equities - 35.4%
Emerging Markets Fund Class Y 2,936,198 53,791
Global Equity Fund Class Y 12,693,730 113,736
Multifactor International Equity Fund Class Y 13,694,463 113,253
280,780
Multi-Asset - 9.7%
Multi-Asset Growth Strategy Fund Class Y 8,062,050 76,993
Total Investments in Affiliated Funds
(cost $728,723 ) 748,177
Options Purchased - 0.3%
(Number of Contracts)
EURO STOXX 50 Index
Goldman Sachs Mar 2021 3,314.80 Call (22,400) EUR 74,252 (ÿ)
990
S&P 500 Index
Morgan Stanley Dec 2020 3,525.00 Call (262) USD 92,355 (ÿ)
938
Total Options Purchased
(cost $7,843) 1,928
Short-Term Investments - 2.6%
U.S. Cash Management Fund(@) 20,871,141 (∞)
20,867
Total Short-Term Investments
(cost $20,867) 20,867
Total Investments - 97.3%
(identified cost $757,433) 770,972
Other Assets and Liabilities, Net - 2.7%
21,467
Net Assets - 100.0%
792,439

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 77
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 1,870 EUR 55,333 12/20
(7,615)
FTSE 100 Index Futures 471 GBP 26,204 12/20
(2,778)
MSCI Emerging Markets Index Futures 422 USD 23,250 12/20
143
Russell 2000 E-Mini Index Futures 292 USD 22,437 12/20
440
S&P 500 E-Mini Index Futures 32 USD 5,224 12/20
42
United States Treasury Ultra Bond Futures 160 USD 34,400 12/20
(192)
Short Positions
Hang Seng Index Futures 41 HKD 49,522 11/20
149
NASDAQ 100 E-Mini Index Futures 253 USD 55,894 12/20
247
S&P/TSX 60 Index Futures 28 CAD 5,182 12/20
167
SPI 200 Index Futures 37 AUD 5,448 12/20
10
TOPIX Index Futures 190 JPY 2,988,700 12/20
430
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(8,957)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal CAD 1,276 USD 967 12/16/20 9
Bank of Montreal EUR 2,551 USD 3,020 12/16/20 46
Bank of Montreal HKD 31,772 USD 4,097 12/16/20 (1)
Bank of New York CAD 1,276 USD 969 12/16/20 11
Bank of New York EUR 2,551 USD 3,019 12/16/20 45
Bank of New York HKD 31,772 USD 4,097 12/16/20 (1)
Citigroup TWD 501,900 USD 17,349 12/16/20 (397)
JPMorgan Chase CAD 1,276 USD 967 12/16/20 9
JPMorgan Chase EUR 2,551 USD 3,020 12/16/20 46
JPMorgan Chase HKD 31,772 USD 4,097 12/16/20 (1)
Royal Bank of Canada CAD 1,276 USD 967 12/16/20 9
Royal Bank of Canada EUR 2,551 USD 3,020 12/16/20 46
Royal Bank of Canada HKD 31,772 USD 4,097 12/16/20 (1)
Standard Chartered CAD 1,276 USD 966 12/16/20 9
Standard Chartered EUR 2,551 USD 3,019 12/16/20 45
Standard Chartered HKD 31,772 USD 4,097 12/16/20 (1)
State Street CNY 85,360 USD 12,384 12/16/20 (318)
State Street KRW 15,893,670 USD 13,370 12/16/20 (609)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(1,054)

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
78 Growth Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 35,900 (5.000%)
(2)
12/20/25
(1,222) (239) (1,461)
CDX NA Investment Grade
Index Bank of America
Sell
USD 10,400 1.000%
(2)
12/20/25
252 (60) 192
Total Open Credit Indices Contracts (å) (970) (299) (1,269)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 748,177 $ — $ —
$ —
$ 748,177 94.4
Options Purchased 1,928 — —
—
1,928 0.3
Short-Term Investments — — —
20,867
20,867 2.6
Total Investments 750,105 — — 20,867 770,972 97.3
Other Assets and Liabilities, Net 2.7
100.0
Other Financial Instruments
Assets
Futures Contracts 1,628 — — — 1,628 0.2
Foreign Currency Exchange Contracts — 275 — — 275 —*
Credit Default Swap Contracts — 192 — — 192 — *
'
Liabilities
Futures Contracts (10,585) — — — (10,585) (1.3)
Foreign Currency Exchange Contracts — (1,329) — — (1,329) (0.2)
Credit Default Swap Contracts — (1,461) — — (1,461) (0.2)
Total Other Financial Instruments
**
$ (8,957) $ (2,323) $ — $ — $ (11,280)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Growth Strategy Fund
Fair Value of Derivative Instruments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 79
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 1,928 $ — $ — $ —
Unrealized appreciation on foreign currency exchange contracts — — 275 —
Variation margin on futures contracts** 1,628 — — —
Credit default swap contracts, at fair value — 192 — —
Total
$ 3,556 $ 192 $ 275 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 10,393 $ — $ — $ 192
Unrealized depreciation on foreign currency exchange contracts — — 1,329 —
Credit default swap contracts, at fair value — 1,461 — —
Total
$ 10,393 $ 1,461 $ 1,329 $ 192
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 7,055 $ — $ — $ —
Futures contracts (8,830) — — 1,269
Options written (19,032) — — —
Total return swap contracts (7,936) — — —
Credit default swap contracts — 4,1 7 5 — —
Foreign currency exchange contracts — — (5,497) —
Total
$ (28,743) $ 4,1 7 5 $ (5,497) $ 1,269
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (5,915) $ — $ — $ —
Futures contracts (9,509) — — 356
Total return swap contracts 1,404 — — —
Credit default swap contracts — 366 — —
Foreign currency exchange contracts — — 2,038 —
Total
$ (14,020) $ 366 $ 2,038 $ 356
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
80 Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 1,928 $ — $ 1,928
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 275 — 275
Credit Default Swap Contracts Credit default swap contracts, at fair value 192 — 192
Total Financial and Derivative Assets
2,395 — 2,395
Financial and Derivative Assets not subject to a netting agreement
(1,130) — (1,130)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,265 $ — $ 1,265
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 55 $ 1 $ — $ 54
Bank of New York
56 1 — 55
Goldman Sachs
990 — 990 —
JPMorgan Chase
55 1 — 54
Royal Bank of Canada
55 1 — 54
Standard Chartered
54 1 — 53
Total
$ 1,265 $ 5 $ 990 $ 270

Russell Investment Company
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 81
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,329 $ — $ 1,329
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,461 — 1,461
Total Financial and Derivative Liabilities
2,790 — 2,790
Financial and Derivative Liabilities not subject to a netting agreement
(1,461) — (1,461)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,329 $ — $ 1,329
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 1 $ 1 $ — $ —
Bank of New York 1 1 — —
Citigroup 398 — 20 378
JPMorgan Chase 1 1 — —
Royal Bank of Canada 1 1 — —
Standard Chartered 1 1 — —
State Street 926 — 850 76
Total
$ 1,329 $ 5 $ 870 $ 454
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
82 Growth Strategy Fund
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 757, 433
Investments, at fair value(>) ...........................................................................................................................................................
770,972
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 275
Receivables:
Dividends and interest ....................................................................................................................................................... 12
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 704
Fund shares sold ................................................................................................................................................................ 520
From broker(a)(b)(c) ........................................................................................................................................................... 34,303
Credit default swap contracts, at fair value(+) ................................................................................................................................ 192
Total assets .................................................................................................................................................
806 , 980
Liabilities
Payables:
Due to custodian ............................................................................................................................................................... 2,609
Due to broker (d) (e) ............................................................................................................................................................ 1,532
Fund shares redeemed ....................................................................................................................................................... 630
Accrued fees to affiliates .................................................................................................................................................... 509
Other accrued expenses ..................................................................................................................................................... 134
Variation margin on futures contracts ................................................................................................................................. 6,337
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,329
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,461
Total liabilities .............................................................................................................................................
14 , 541
Net Assets ............................................................................................................................................................
$ 792,439

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 83
Statement of Assets and Liabilities , continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 2 , 160
Shares of beneficial interest ...........................................................................................................................................................
755
Additional paid-in capital ..............................................................................................................................................................
789, 524
Net Assets ............................................................................................................................................................
$ 792,439
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.62
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 11.27
Class A — Net assets ............................................................................................................................................................. $ 349,360,261
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 32,908,009
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.09
Class C — Net assets ............................................................................................................................................................. $ 226,669,566
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 22,460,812
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 10.82
Class R1 — Net assets ........................................................................................................................................................... $ 6,931,188
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 640,803
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 10.67
Class R4 — Net assets ........................................................................................................................................................... $ 41,097,773
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 3,851,465
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 10.63
Class R5 — Net assets ........................................................................................................................................................... $ 23,354,440
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 2,196,185
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.81
Class S — Net assets ............................................................................................................................................................. $ 145,025,891
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 13,420,460
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (970)
(>)     Investments in affiliated funds $ 769,044
(a)     Receivable from Broker for Futures $ 31,110
(b)     Receivable from Broker for Swaps $ 2,323
(c)     Receivable from Broker for Forwards $ 870
(d)     Due to Broker for Swaps $ 1,160
(e)     Due to Broker for Options $ 372
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
84 Growth Strategy Fund
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Income distributions from affiliated funds .....................................................................................................................................
$ 27 , 553
Expenses
Advisory fees .................................................................................................................................................................... 1,820
Administrative fees ........................................................................................................................................................... 387
Custodian fees ................................................................................................................................................................... 92
Distribution fees - Class A ................................................................................................................................................ 976
Distribution fees - Class C ................................................................................................................................................ 2,083
Distribution fees - Class R5 .............................................................................................................................................. 65
Transfer agent fees - Class A ............................................................................................................................................ 781
Transfer agent fees - Class C ............................................................................................................................................. 555
Transfer agent fees - Class E (1) ....................................................................................................................................... 9
Transfer agent fees - Class R1 .......................................................................................................................................... 14
Transfer agent fees - Class R4 .......................................................................................................................................... 96
Transfer agent fees - Class R5 .......................................................................................................................................... 52
Transfer agent fees - Class S ............................................................................................................................................. 313
Professional fees ............................................................................................................................................................... 96
Registration fees ............................................................................................................................................................... 86
Shareholder servicing fees - Class C ................................................................................................................................. 694
Shareholder servicing fees - Class E (1) ............................................................................................................................ 11
Shareholder servicing fees - Class R4 ............................................................................................................................... 120
Shareholder servicing fees - Class R5 ............................................................................................................................... 65
Trustees’ fees .................................................................................................................................................................... 45
Printing fees ...................................................................................................................................................................... 98
Miscellaneous ................................................................................................................................................................... 25
Expenses before reductions .............................................................................................................................................. 8,483
Expense reductions ........................................................................................................................................................... (1,597)
Net expenses .................................................................................................................................................................................
6,886
Net investment income (loss) ........................................................................................................................................................
2 0 , 667
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 7,055
Investments in affiliated funds .......................................................................................................................................... 5,4 27
Futures contracts .............................................................................................................................................................. (7,561)
Options written ................................................................................................................................................................. (19,032)
Foreign currency exchange contracts ................................................................................................................................ (5,497)
Total return swap contracts ............................................................................................................................................... (7,936)
Credit default swap contracts ............................................................................................................................................ 4,1 7 5
Foreign currency-related transactions ............................................................................................................................... (6)
Capital gain distributions from affiliated funds ................................................................................................................. 25,581
Net realized gain (loss) ..................................................................................................................................................................
2, 206
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (5,915)
Investments in affiliated funds .......................................................................................................................................... (8 0 , 82 2)
Futures contracts .............................................................................................................................................................. (9,153)
Foreign currency exchange contracts ................................................................................................................................ 2,038
Total return swap contracts ............................................................................................................................................... 1,404

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 85
Statement of Operations, continued — For the Period Ended October 31, 2020
Amounts in thousands
Credit default swap contracts ............................................................................................................................................ 366
Foreign currency-related transactions ............................................................................................................................... (262)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (92, 344 )
Net realized and unrealized gain (loss) ......................................................................................................................................... (90, 138 )
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (69,471)
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
86 Growth Strategy Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2 0 , 667 $ 29,414
Net realized gain (loss) ...................................................................................................................... 2, 206 67,479
Net change in unrealized appreciation (depreciation) ....................................................................... (92, 344 ) (13,262)
Net increase (decrease) in net assets from operations ............................................................................. (69,471) 83,631
Distributions
To shareholders
Class A .......................................................................................................................................... (29,753) (28,869)
Class C .......................................................................................................................................... (20,884) (23,146)
Class E (1) ..................................................................................................................................... (505) (526)
Class R1 ........................................................................................................................................ (553) (1,044)
Class R4 ........................................................................................................................................ (3,664) (3,570)
Class R5 ........................................................................................................................................ (1,888) (2,198)
Class S ........................................................................................................................................... (11,300) (11,213)
Net decrease in net assets from distributions .......................................................................................... (68,547) (70,566)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (132,808) (143,778)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(270,826) (130,713)
Net Assets
Beginning of period .................................................................................................................................
1,063,265 1,193,978
End of period ..........................................................................................................................................
$ 792,439 $ 1,063,265

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 87
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 2,472 $ 27,355 1,728 $ 20,095
Proceeds from reinvestment of distributions 2,557 29,603 2,684 28,608
Payments for shares redeemed (9,537) (102,522) (7,411) (87,035)
Net increase (decrease)
(4,508) (45,564) (2,999) (38,332)
Class C
Proceeds from shares sold 991 10,410 1,273 14,202
Proceeds from reinvestment of distributions 1,869 20,808 2,252 23,063
Payments for shares redeemed (8,991) (93,245) (8,650) (97,013)
Net increase (decrease)
(6,131) (62,027) (5,125) (59,748)
Class E (1)
Proceeds from shares sold 21 229 41 482
Proceeds from reinvestment of distributions 43 505 49 525
Payments for shares redeemed (693) (7,424) (185) (2,185)
Net increase (decrease)
(629) (6,690) (95) (1,178)
Class R1
Proceeds from shares sold 78 867 137 1,624
Proceeds from reinvestment of distributions 47 553 96 1,036
Payments for shares redeemed (125) (1,448) (1,131) (13,525)
Net increase (decrease)
(—)** (28) (898) (10,865)
Class R4
Proceeds from shares sold 322 3,477 474 5,570
Proceeds from reinvestment of distributions 315 3,664 334 3,570
Payments for shares redeemed (1,509) (16,728) (1,076) (12,693)
Net increase (decrease)
(872) (9,587) (268) (3,553)
Class R5
Proceeds from shares sold 204 2,208 236 2,786
Proceeds from reinvestment of distributions 162 1,888 206 2,198
Payments for shares redeemed (819) (9,308) (902) (10,691)
Net increase (decrease)
(453) (5,212) (460) (5,707)
Class S
Proceeds from shares sold 5,260 54,594 2,330 27,525
Proceeds from reinvestment of distributions 962 11,262 1,026 11,089
Payments for shares redeemed (6,460) (69,556) (5,345) (63,009)
Net increase (decrease)
(238) (3,700) (1,989) (24,395)
Total increase (decrease)
(12,831) $ (132,808) (11,834) $ (143,778)

Russell Investment Company
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
88 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distributions in
Excess
Class A
October 31, 2020 12.18 .28 (1.02) (.74) (.22) (.60) —(e)
October 31, 2019 12.04 .33 .54 .87 (.60) (.13) —
October 31, 2018 13.16 .40 (.74) (.34) (.36) (.42) —
October 31, 2017 11.88 .17 1.66 1.83 (.24) (.31) —
October 31, 2016 11.68 .21 .19 .40 (.20) — —
Class C
October 31, 2020 11.63 .17 (.95) (.78) (.16) (.60) —(e)
October 31, 2019 11.59 .22 .53 .75 (.58) (.13) —
October 31, 2018 12.72 .29 (.71) (.42) (.29) (.42) —
October 31, 2017 11.54 .08 1.61 1.69 (.20) (.31) —
October 31, 2016 11.36 .11 .19 .30 (.12) — —
Class R1
October 31, 2020 12.40 .31 (1.04) (.73) (.25) (.60) —(e)
October 31, 2019 12.22 .43 .49 .92 (.61) (.13) —
October 31, 2018 13.33 .45 (.75) (.30) (.39) (.42) —
October 31, 2017 12.02 .32 1.56 1.88 (.26) (.31) —
October 31, 2016 11.81 .26 .18 .44 (.23) — —
Class R4
October 31, 2020 12.24 .29 (1.04) (.75) (.22) (.60) —(e)
October 31, 2019 12.09 .34 .54 .88 (.60) (.13) —
October 31, 2018 13.21 .41 (.74) (.33) (.37) (.42) —
October 31, 2017 11.92 .19 1.66 1.85 (.25) (.31) —
October 31, 2016 11.72 .23 .17 .40 (.20) — —
Class R5
October 31, 2020 12.20 .24 (1.01) (.77) (.20) (.60) —(e)
October 31, 2019 12.08 .32 .52 .84 (.59) (.13) —
October 31, 2018 13.20 .39 (.75) (.36) (.34) (.42) —
October 31, 2017 11.93 .15 1.66 1.81 (.23) (.31) —
October 31, 2016 11.73 .19 .19 .38 (.18) — —
Class S
October 31, 2020 12.39 .29 (1.02) (.73) (.25) (.60) —(e)
October 31, 2019 12.21 .39 .53 .92 (.61) (.13) —
October 31, 2018 13.33 .45 (.76) (.31) (.39) (.42) —
October 31, 2017 12.02 .21 1.67 1.88 (.26) (.31) —
October 31, 2016 11.81 .25 .19 .44 (.23) — —

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 89
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.82) 10.62 (6.60) 349,360 .74 .57 2.50 40
(.73) 12.18 8.09 455,749 .73 .56 2.82 13
(.78) 12.04 (2.81) 486,650 .73 .57 3.15 14
(.55) 13.16 15.98 583,987 .73 .57 1.39 23
(.20) 11.88 3.50 583,888 .72 .57 1.85 14
(.76) 10.09 (7.33) 226,670 1.49 1.32 1.67 40
(.71) 11.63 7.27 332,569 1.49 1.31 1.99 13
(.71) 11.59 (3.55) 390,800 1.48 1.32 2.35 14
(.51) 12.72 15.13 497,276 1.48 1.32 .64 23
(.12) 11.54 2.69 554,255 1.47 1.32 1.04 14
(.85) 10.82 (6.35) 6,931 .49 .27 2.80 40
(.74) 12.40 8.40 7,947 .48 .26 3.62 13
(.81) 12.22 (2.47) 18,800 .48 .27 3.50 14
(.57) 13.33 16.22 22,252 .48 .27 2.59 23
(.23) 12.02 3.86 76,969 .47 .27 2.24 14
(.82) 10.67 (6.60) 41,098 .74 .52 2.58 40
(.73) 12.24 8.16 57,807 .74 .52 2.85 13
(.79) 12.09 (2.76) 60,353 .73 .52 3.24 14
(.56) 13.21 16.03 72,524 .73 .52 1.52 23
(.20) 11.92 3.53 84,535 .72 .52 1.97 14
(.80) 10.63 (6.86) 23,354 .99 .77 2.26 40
(.72) 12.20 7.82 32,313 .99 .77 2.71 13
(.76) 12.08 (2.96) 37,543 .98 .77 3.07 14
(.54) 13.20 15.70 47,724 .98 .77 1.24 23
(.18) 11.93 3.23 54,899 .97 .77 1.69 14
(.85) 10.81 (6.40) 145,026 .49 .32 2.60 40
(.74) 12.39 8.40 169,174 .48 .31 3.26 13
(.81) 12.21 (2.58) 191,061 .48 .32 3.46 14
(.57) 13.33 16.20 224,847 .48 .32 1.64 23
(.23) 12.02 3.81 218,172 .47 .32 2.20 14

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
90 Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book
Advisory fees $ 35,108
Administration fees 29,902
Distribution fees 236,329
Shareholder servicing fees 65,936
Transfer agent fees 137,556
Trustee fees 3,905
$ 508,736
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 31,453 $ 2,822 $ 15,964 $ (14,209) $ 11,397 $ 15,499 $ 659 $ 21
Global Infrastructure Fund 19,329 — 19,090 2,304 (2,543) — — —
Global Real Estate Securities Fund 28,362 3,100 11,386 2,934 (8,013) 14,997 1,083 344
Multifactor U.S. Equity Fund 94,510 61,905 45,216 (2,842) (1,895) 106,462 1,997 7,124
Sustainable Equity Fund 51,047 — 51,832 23,335 (22,550) — — —
U.S. Dynamic Equity Fund 37,171 49,143 27,582 (5,292) 7,149 60,589 370 1,879
U.S. Small Cap Equity Fund 121,031 11,524 55,095 (1,744) (7,377) 68,339 859 3,183
Opportunistic Credit Fund 12,174 46 12,148 (139) 67 — 46 —
Strategic Bond Fund 51,203 14,968 65,479 2,699 (3,391) — 1,184 125
Unconstrained Total Return Fund 117,276 55,141 43,824 (1,847) (2,228) 124,518 3,178 —
Emerging Markets Fund 85,106 4,561 34,145 9,337 (11,068) 53,791 1,902 58
Global Equity Fund 188,151 21,065 77,995 (3,155) (14,330) 113,736 6,968 12,847
Multifactor International Equity Fund 184,016 8,069 56,055 (2,762) (20,015) 113,253 6,507 —
Multi-Asset Growth Strategy Fund — 109,349 23,143 (3,190) (6,023) 76,993 2,739 —
U.S. Cash Management Fund 17,459 621,416 618,004 (2) (2) 20,867 61 —
$ 1,038,288 $ 963,109 $ 1,156,958 $ 5,427 $ (80,822) $ 769,044 $ 27,553 $ 25,581
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 76 7 , 835 , 249 $ 17 , 242 , 153 $ (1 2 , 863,396 ) $ 4 , 378 , 757 $ — $ 519 , 171
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Distributions in
Excess
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 19,878,098 $ 48,364,627 $ 304,230 $ 57,908,921 $ 12,657,547 $ —

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 91
and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2020, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 303
Additional paid-in capital
(303)
Federal Income Taxes, continued

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2020 (Unaudited)
92 Equity Growth Strategy Fund
Equity Growth Strategy Fund
-
Class A
‡
Total
Return
1 Year (13 .50)%
5 Years 2 .27%§
10 Years 4 .30%§
Equity Growth Strategy Fund
-
Class C
Total
Return
1 Year (8 .93)%
5 Years 2 .72%§
10 Years 4 .13%§
Equity Growth Strategy Fund
-
Class R1
Total
Return
1 Year (7 .90)%
5 Years 3 .83%§
10 Years 5 .30%§
Equity Growth Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year (8 .16)%
5 Years 3 .58%§
10 Years 5 .05%§
Equity Growth Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year (8 .38)%
5 Years 3 .31%§
10 Years 4 .77%§
Equity Growth Strategy Fund
-
Class S
Total
Return
1 Year (8 .03)%
5 Years 3 .74%§
10 Years 5 .18%§
Russell 1000
®
Index **
Total
Return
1 Year 10 .87%
5 Years 11 .79%§
10 Years 13 .05%§
MSCI World ex USA Index (Net) ***
Total
Return
1 Year (6 .79)%
5 Years 2 .98%§
10 Years 3 .59%§

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Equity Growth Strategy Fund 93
The Equity Growth Strategy Fund (the “Fund”) is a fund of funds that invests principally in other Russell Investment Company mutual funds (the “Underlying Funds”). Certain Underlying
Funds employ a multi-manager approach whereby portions of
the Underlying Funds are allocated to different money manager strategies. Underlying Fund assets not allocated to money
managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as
the Underlying Funds’ advisor, may change the allocation of the
Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
in an Underlying Fund at any time, subject to approval by the
Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2020?
For the fiscal year ended October 31, 2020, the Fund’s Class A,
Class C, Class R1, Class R4, Class R5 and Class S Shares lost
8.24%, 8.93%, 7.90%, 8.16%, 8.38% and 8.03%, respectively.
This is compared to the Fund’s primary benchmark, the Russell
1000
®
Index, which gained 10.87% during the same period. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2020, the Morningstar
®
Allocation-70% to 85% Equity Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 1.49%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments.
For the fiscal year ended October 31, 2020, broad U.S. large cap equity market returns were positive on an absolute basis led by risk-on sentiment following periods of extreme volatility. With the rise in COVID-19 cases resulting in economic shutdown and recession, asset class returns were mixed in absolute terms led by
U.S. large cap equity and risky credits, while haven assets such as U.S. treasuries lagged.
Equities were the highest returning asset class, led by market leadership within U.S. large cap growth companies. With respect to regions, U.S. equities outperformed their developed non-U.S.
peers, with the Russell 3000
®
Index returning over 10%, while
the MSCI ACWI ex USA Index (Net) returned -2.61%, and
emerging market shares returned 8.25% as measured by the MSCI
Emerging Markets Index (Net). Regional return spreads were
even more significant in certain areas, for example, with U.K. and
European ex-U.K. equities falling by approximately 11.00% and
8.00%, respectively, as measured by the MSCI United Kingdom
Index and MSCI Europe ex UK Index. Within U.S. equities, large cap equities outperformed their more cyclical small cap peers, and growth-oriented equities strongly outperformed their value peers with return spreads widening beyond historical measures.
With respect to fixed income, the fiscal year risk-on rally was slightly less obvious, as risky credits outperformed haven U.S.
treasuries, however credit risk was led by investment grade
debt, while high yield debt lagged both treasuries and the
aggregate bond universe. Investment grade debt and treasuries found support by an accommodative Federal Reserve policy,
resulting in returns of approximately 8% and 7%, respectively
(as measured by the Markit iBoxx USD Liquid Investment Grade
Index and Bloomberg Barclays U.S. Treasury Index). Securitized
and mortgage-backed securities lagged, returning only 4% and
3%, respectively (as measured by the Bloomberg Barclays U.S.
Securitized Index and Bloomberg Barclays U.S. Mortgage Backed
Securities Index). High yield credit, loans, and emerging market debt underperformed as well, while the U.S. dollar fell by nearly
2%.
Last, within alternative assets, commodities declined as oil prices plunged on the heels of demand concerns. Real assets
underperformed equities and fixed income led by a plunge in oil prices and infrastructure.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a detractor to performance relative to the Fund’s equity benchmark during the period.
Allocations to real assets, non-U.S. equities and small cap U.S.
equities detracted from returns, as these asset classes delivered negative returns relative to U.S. equities. Exposure to core bonds returned positively in an absolute sense but remained a headwind in terms of benchmark-relative performance.
The fixed income portion of the Fund’s portfolio underperformed the Fund’s equity benchmark. An allocation to the Unconstrained

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
94 Equity Growth Strategy Fund
Total Return Fund detracted as markets continued to favor risky assets such as equities, rather than safer assets such as U.S.
treasuries.
While the broader equity markets delivered mixed absolute
performance over the period, the Fund’s equity allocation
underperformed the Fund’s equity benchmark. In addition,
the equity Underlying Funds generally underperformed their
respective equity benchmarks. The Multifactor International
Equity Fund underperformed its benchmark for the one-year
period due to its value orientation and underweight to the
technology sector. An overweight to financials also detracted, as value cyclicals were not favored over the one-year period. The U.S.
Small Cap Equity Fund was also a detractor and stock selection within consumer discretionary, health care, and consumer staples hampered its benchmark-relative performance. The Global Equity
Fund underperformed its benchmark for the one-year period due to its overweight to value. From a sector and regional perspective, the Underlying Fund also underperformed due to its overweight to financials and underweight to North America.
The alternative assets portion of the Fund’s portfolio provided negative results compared to the Fund’s equity benchmark. The
Global Real Estate Securities Fund underperformed the Fund’s benchmark due to the overall weakness of the asset class relative to other market segments. The Commodity Strategies Fund
struggled versus its benchmark as well as the Fund’s equity
benchmark as oil prices fell.
The multi-asset portion of the Fund’s portfolio underperformed the
Fund’s equity benchmark. The Multi-Asset Growth Strategy Fund detracted as global equity value managers were laggards over the period, with style headwinds proving difficult. In addition, the
Underlying Fund’s tactical regional positioning, mainly driven by an overweight to non-U.S. equity and a U.S. equity underweight, were challenged over the period.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may directly manage Fund assets and
utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.
During the period, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help efficiently implement tactical asset allocations.
In addition, standardized call and put options were used to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was particularly additive to
Fund performance during the extreme levels of volatility seen in Q1 2020 as COVID-19 resulted in economic shutdown and
broad market equities dramatically fell. Downside-risk mitigation strategies helped to mitigate the downside risk of positions held by RIM.
During the period, RIM also made strategic asset allocation
changes. In November 2019, RIM modified the Fund’s strategic asset allocation to 80% to equity, 11% to fixed income, 4% to multi-asset and 5% to alternative asset classes. As a result of the strategic asset allocation changes, RIM added an allocation to the
Multi-Asset Growth Strategy Fund and removed allocations to the following Funds: Sustainable Equity Fund, Global Infrastructure
Fund and Opportunistic Credit Fund.
In August 2020, RIM removed the allocation to the Commodity
Strategies Fund.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2020
(Unaudited)
Equity Growth Strategy Fund 95
* Assumes initial investment on November 1, 2010.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example — October 31, 2020 (Unaudited)
96 Equity Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2020 to October 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,078.00 $ 1,022.27
Expenses Paid During Period* $ 2.98 $ 2.90
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,074.70 $ 1,018.50
Expenses Paid During Period* $ 6.88 $ 6.70
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,080.80 $ 1,023.93
Expenses Paid During Period* $ 1.26 $ 1.22
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2020 (Unaudited)
Equity Growth Strategy Fund 97
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,079.20 $ 1,022.67
Expenses Paid During Period* $ 2.56 $ 2.49
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,077.40 $ 1,021.42
Expenses Paid During Period* $ 3.86 $ 3.76
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2020 $ 1,079.60 $ 1,023.53
Expenses Paid During Period* $ 1.67 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
98 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 94.9%
Alternative - 2.8%
Global Real Estate Securities Fund Class Y 343,376 9,522
Domestic Equities - 33.9%
Multifactor U.S. Equity Fund Class Y 3,480,040 44,893
U.S. Dynamic Equity Fund Class Y 3,388,660 25,618
U.S. Small Cap Equity Fund Class Y 1,762,255 43,369
113,880
Fixed Income - 7.8%
Unconstrained Total Return Fund Class Y 2,754,071 26,054
International Equities - 46.6%
Emerging Markets Fund Class Y 1,764,003 32,317
Global Equity Fund Class Y 7,510,086 67,289
Multifactor International Equity Fund Class Y 6,883,215 56,924
156,530
Multi-Asset - 3.8%
Multi-Asset Growth Strategy Fund Class Y 1,348,253 12,876
Total Investments in Affiliated Funds
(cost $337,217) 318,862
Options Purchased - 0.3%
(Number of Contracts)
EURO STOXX 50 Index
Goldman Sachs Mar 2021 3,314.80 Call (10,526) EUR 34,892 (ÿ)
465
S&P 500 Index
Morgan Stanley Dec 2020 3,525.00 Call (113) USD 39,833 (ÿ)
405
Total Options Purchased
(cost $3,573) 870
Short-Term Investments - 2.2%
U.S. Cash Management Fund(@) 7,407,459 (∞)
7,406
Total Short-Term Investments
(cost $7,406) 7,406
Total Investments - 97.4%
(identified cost $348,196 ) 327,138
Other Assets and Liabilities, Net - 2.6%
8,584
Net Assets - 100.0%
335,722

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 99
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 30 EUR 3,195 11/20
(269)
CAC40 Euro Index Futures 165 EUR 7,574 11/20
(691)
DAX Index Futures 21 EUR 6,071 12/20
(991)
Euro STOXX 50 Index Futures 23 EUR 681 12/20
(91)
FTSE 100 Index Futures 198 GBP 11,016 12/20
(1,167)
FTSE/MIB Index Futures 18 EUR 1,611 12/20
(206)
IBEX 35 Index Futures 26 EUR 1,674 11/20
(134)
OMXS30 Index Futures 111 SEK 19,086 11/20
(148)
S&P/TSX 60 Index Futures 12 CAD 2,221 12/20
(72)
SPI 200 Index Futures 12 AUD 1,767 12/20
(3)
United States Treasury Ultra Bond Futures 34 USD 7,310 12/20
(38)
Short Positions
NASDAQ 100 E-Mini Index Futures 131 USD 28,942 12/20
136
S&P 500 E-Mini Index Futures 53 USD 8,651 12/20
285
TOPIX Index Futures 93 JPY 1,462,890 12/20
207
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(3,182)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 572 CAD 756 12/16/20 (5)
Bank of Montreal USD 1,186 JPY 125,741 12/16/20 16
Bank of Montreal AUD 2,113 USD 1,537 12/16/20 51
Bank of Montreal CHF 1,088 USD 1,193 12/16/20 5
Bank of Montreal EUR 2,270 USD 2,687 12/16/20 41
Bank of Montreal GBP 1,428 USD 1,856 12/16/20 5
Bank of New York USD 574 CAD 756 12/16/20 (7)
Bank of New York USD 1,185 JPY 125,741 12/16/20 17
Bank of New York AUD 2,113 USD 1,537 12/16/20 52
Bank of New York CHF 1,088 USD 1,194 12/16/20 6
Bank of New York EUR 2,270 USD 2,686 12/16/20 40
Bank of New York GBP 1,428 USD 1,858 12/16/20 7
Citigroup RUB 192,690 USD 2,501 12/16/20 87
Citigroup TWD 295,740 USD 10,223 12/16/20 (234)
JPMorgan Chase USD 573 CAD 756 12/16/20 (5)
JPMorgan Chase USD 1,186 JPY 125,741 12/16/20 16
JPMorgan Chase USD 65 MXN 1,410 12/16/20 2
JPMorgan Chase AUD 2,113 USD 1,535 12/16/20 50
JPMorgan Chase CHF 1,088 USD 1,193 12/16/20 5
JPMorgan Chase EUR 2,270 USD 2,687 12/16/20 41
JPMorgan Chase GBP 1,428 USD 1,851 12/16/20 —
Royal Bank of Canada USD 573 CAD 756 12/16/20 (5)
Royal Bank of Canada USD 1,186 JPY 125,741 12/16/20 16
Royal Bank of Canada USD 65 MXN 1,410 12/16/20 2

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
100 Equity Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada AUD 2,113 USD 1,535 12/16/20 49
Royal Bank of Canada CHF 1,088 USD 1,192 12/16/20 4
Royal Bank of Canada EUR 2,270 USD 2,687 12/16/20 41
Royal Bank of Canada GBP 1,428 USD 1,851 12/16/20 —
Standard Chartered USD 572 CAD 756 12/16/20 (5)
Standard Chartered USD 1,186 JPY 125,741 12/16/20 16
Standard Chartered AUD 2,113 USD 1,536 12/16/20 50
Standard Chartered CHF 1,088 USD 1,192 12/16/20 4
Standard Chartered EUR 2,270 USD 2,686 12/16/20 40
Standard Chartered GBP 1,428 USD 1,856 12/16/20 5
State Street USD 233 ZAR 3,920 12/17/20 6
State Street CNY 69,150 USD 10,032 12/16/20 (258)
State Street HKD 13,193 USD 1,701 12/16/20 (1)
State Street INR 80,120 USD 1,076 12/16/20 6
State Street KRW 6,600,190 USD 5,552 12/16/20 (253)
State Street SEK 4,647 USD 531 12/16/20 8
State Street SGD 693 USD 507 12/16/20 —
UBS BRL 13,060 USD 2,424 12/16/20 152
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
67
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 5,000 (5.000%)
(2)
12/20/25
(172) (28) (200)
Total Open Credit Indices Contracts (å) (172) (28) (200)

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 101
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 318,862 $ — $ —
$ —
$ 318,862 94.9
Options Purchased 870 — —
—
870 0.3
Short-Term Investments — — —
7,406
7,406 2.2
Total Investments 319,732 — — 7,406 327,138 97.4
Other Assets and Liabilities, Net 2.6
100.0
Other Financial Instruments
Assets
Futures Contracts 628 — — — 628 0.2
Foreign Currency Exchange Contracts — 84 0 — — 84 0 0.3
'
Liabilities
Futures Contracts (3,810) — — — (3,810) (1.1)
Foreign Currency Exchange Contracts — (773) — — (773) (0.2)
Credit Default Swap Contracts — (200) — — (200) (0.1)
Total Other Financial Instruments
*
$ (3,182) $ (13 3 ) $ — $ — $ (3,31 5 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2020, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
102 Equity Growth Strategy Fund
Russell Investment Company
Equity Growth Strategy Fund
Fair Value of Derivative Instruments — October 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 870 $ — $ — $ —
Unrealized appreciation on foreign currency exchange contracts — — 840 —
Variation margin on futures contracts** 628 — — —
Total
$ 1,498 $ — $ 840 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 3,772 $ — $ — $ 38
Unrealized depreciation on foreign currency exchange contracts — — 773 —
Credit default swap contracts, at fair value — 200 — —
Total
$ 3,772 $ 200 $ 773 $ 38
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 3,413 $ — $ — $ —
Futures contracts (4,681) — — 387
Options written (8,966) — — —
Total return swap contracts (3,723) — — —
Credit default swap contracts — 1,480 — —
Foreign currency exchange contracts — — (1,572) —
Total
$ (13,957) $ 1,480 $ (1,572) $ 387
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (2,703) $ — $ — $ —
Futures contracts (4,154) — — (120)
Total return swap contracts 643 — — —
Credit default swap contracts — 166 — —
Foreign currency exchange contracts — — 1,530 —
Total
$ (6,214) $ 166 $ 1,530 $ (120)
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 103
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 870 $ — $ 870
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 840 — 840
Total Financial and Derivative Assets
1,710 — 1,710
Financial and Derivative Assets not subject to a netting agreement
(465) — (465)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,245 $ — $ 1,245
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 118 $ 5 $ — $ 113
Bank of New York
121 7 — 114
Citigroup
87 87 — —
JPMorgan Chase
113 5 — 108
Morgan Stanley
405 — — 405
Royal Bank of Canada
112 5 — 107
Standard Chartered
116 5 — 111
State Street
21 21 — —
UBS
152 — — 152
Total
$ 1,245 $ 135 $ — $ 1,110

Russell Investment Company
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2020
See accompanying notes which are an integral part of the financial statements.
104 Equity Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 773 $ — $ 773
Credit Default Swap Contracts Credit default swap contracts, at fair value 200 — 200
Total Financial and Derivative Liabilities
973 — 973
Financial and Derivative Liabilities not subject to a netting agreement
(200) — (200)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 773 $ — $ 773
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 5 $ 5 $ — $ —
Bank of New York 7 7 — —
Citigroup 235 87 — 148
JPMorgan Chase 5 5 — —
Royal Bank of Canada 5 5 — —
Standard Chartered 5 5 — —
State Street 511 21 490 —
Total
$ 773 $ 135 $ 490 $ 148
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 105
Statement of Assets and Liabilities — October 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 348, 19 6
Investments, at fair value(>) ...........................................................................................................................................................
327,138
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 840
Receivables:
Dividends and interest ....................................................................................................................................................... 3
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 523
Fund shares sold ................................................................................................................................................................ 49
From broker(a)(b) ............................................................................................................................................................... 12,523
Total assets .................................................................................................................................................
34 1 , 077
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 1,10 0
Due to broker (c) ................................................................................................................................................................ 550
Fund shares redeemed ....................................................................................................................................................... 350
Accrued fees to affiliates .................................................................................................................................................... 208
Other accrued expenses ..................................................................................................................................................... 96
Variation margin on futures contracts ................................................................................................................................. 2 , 0 78
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 773
Credit default swap contracts, at fair value(+) ................................................................................................................................ 200
Total liabilities .............................................................................................................................................
5 , 355
Net Assets ............................................................................................................................................................
$ 335,722

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
106 Equity Growth Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (46,316)
Shares of beneficial interest ...........................................................................................................................................................
30 5
Additional paid-in capital ..............................................................................................................................................................
381,73 3
Net Assets ............................................................................................................................................................
$ 335,722
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.52
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 12.22
Class A — Net assets ............................................................................................................................................................. $ 132,156,811
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 11,468,182
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.07
Class C — Net assets ............................................................................................................................................................. $ 108,096,474
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 10,735,265
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 11.66
Class R1 — Net assets ........................................................................................................................................................... $ 5,005,219
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 429,328
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 11.29
Class R4 — Net assets ........................................................................................................................................................... $ 12,608,709
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 1,116,976
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 11.08
Class R5 — Net assets ........................................................................................................................................................... $ 6,604,833
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 595,925
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.62
Class S — Net assets ............................................................................................................................................................. $ 71,249,891
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 6,130,524
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (172)
(>)     Investments in affiliated funds $ 326,268
(a)     Receivable from Broker for Futures $ 12,033
(b)     Receivable from Broker for Forwards $ 490
(c)     Due to Broker for Swaps $ 550
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 107
Statement of Operations — For the Period Ended October 31, 2020
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 13, 192
Expenses
Advisory fees .................................................................................................................................................................... 805
Administrative fees ........................................................................................................................................................... 171
Custodian fees ................................................................................................................................................................... 81
Distribution fees - Class A ................................................................................................................................................ 367
Distribution fees - Class C ................................................................................................................................................ 948
Distribution fees - Class R5 .............................................................................................................................................. 18
Transfer agent fees - Class A ............................................................................................................................................ 293
Transfer agent fees - Class C ............................................................................................................................................. 253
Transfer agent fees - Class E (1) ....................................................................................................................................... 1
Transfer agent fees - Class R1 .......................................................................................................................................... 11
Transfer agent fees - Class R4 .......................................................................................................................................... 29
Transfer agent fees - Class R5 .......................................................................................................................................... 15
Transfer agent fees - Class S ............................................................................................................................................. 203
Professional fees ............................................................................................................................................................... 66
Registration fees ............................................................................................................................................................... 94
Shareholder servicing fees - Class C ................................................................................................................................. 316
Shareholder servicing fees - Class E (1) ............................................................................................................................ 2
Shareholder servicing fees - Class R4 ............................................................................................................................... 37
Shareholder servicing fees - Class R5 ............................................................................................................................... 18
Trustees’ fees .................................................................................................................................................................... 20
Printing fees ...................................................................................................................................................................... 5 2
Miscellaneous ................................................................................................................................................................... 20
Expenses before reductions .............................................................................................................................................. 3,820
Expense reductions ........................................................................................................................................................... (847)
Net expenses .................................................................................................................................................................................
2 , 973
Net investment income (loss) ........................................................................................................................................................
10,219
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 3,413
Investments in affiliated funds .......................................................................................................................................... (24,43 0 )
Futures contracts .............................................................................................................................................................. (4,294)
Options written ................................................................................................................................................................. (8,966)
Foreign currency exchange contracts ................................................................................................................................ (1,572)
Total return swap contracts ............................................................................................................................................... (3,723)
Credit default swap contracts ............................................................................................................................................ 1,480
Foreign currency-related transactions ............................................................................................................................... (2)
Capital gain distributions from affiliated funds ................................................................................................................. 14,802
Net realized gain (loss) ..................................................................................................................................................................
(23,29 2 )
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (2,703)
Investments in affiliated funds .......................................................................................................................................... (25 , 963 )
Futures contracts .............................................................................................................................................................. (4,274)
Foreign currency exchange contracts ................................................................................................................................ 1,530
Total return swap contracts ............................................................................................................................................... 643
Credit default swap contracts ............................................................................................................................................ 166
Foreign currency-related transactions ............................................................................................................................... (117)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (30,7 1 8)

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
108 Equity Growth Strategy Fund
Statement of Operations, continued — For the Period Ended October 31, 2020
Amounts in thousands
Net realized and unrealized gain (loss) ......................................................................................................................................... (54,0 10 )
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (43,791)
(1)      From November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 109
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 10, 219 $ 14,172
Net realized gain (loss) ...................................................................................................................... (23,29 2 ) 33,410
Net change in unrealized appreciation (depreciation) ....................................................................... (30,7 1 8) (8,606)
Net increase (decrease) in net assets from operations ............................................................................. (43,791) 38,976
Distributions
To shareholders
Class A .......................................................................................................................................... (7,132) (6,943)
Class C .......................................................................................................................................... (6,341) (7,623)
Class E (1) ..................................................................................................................................... (62) (79)
Class R1 ........................................................................................................................................ (271) (377)
Class R4 ........................................................................................................................................ (748) (819)
Class R5 ........................................................................................................................................ (363) (420)
Class S ........................................................................................................................................... (5,648) (5,501)
Net decrease in net assets from distributions .......................................................................................... (20,565) (21,762)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (96,131) (56,102)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(160,487) (38,888)
Net Assets
Beginning of period .................................................................................................................................
496,209 535,097
End of period ..........................................................................................................................................
$ 335,722 $ 496,209

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
110 Equity Growth Strategy Fund
(1)      From November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2020 and October 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 739 $ 8,584 415 $ 5,156
Proceeds from reinvestment of distributions 587 7,102 612 6,912
Payments for shares redeemed (2,655) (31,444) (1,975) (24,779)
Net increase (decrease)
(1,329) (15,758) (948) (12,711)
Class C
Proceeds from shares sold 537 5,381 849 9,421
Proceeds from reinvestment of distributions 591 6,306 758 7,580
Payments for shares redeemed (3,599) (37,379) (4,307) (47,876)
Net increase (decrease)
(2,471) (25,692) (2,700) (30,875)
Class E (1)
Proceeds from shares sold 6 67 14 175
Proceeds from reinvestment of distributions 5 58 7 75
Payments for shares redeemed (136) (1,519) (57) (705)
Net increase (decrease)
(125) (1,394) (36) (455)
Class R1
Proceeds from shares sold 52 599 67 852
Proceeds from reinvestment of distributions 23 271 32 366
Payments for shares redeemed (83) (996) (389) (4,929)
Net increase (decrease)
(8) (126) (290) (3,711)
Class R4
Proceeds from shares sold 119 1,382 252 3,094
Proceeds from reinvestment of distributions 63 748 74 819
Payments for shares redeemed (501) (6,027) (485) (5,982)
Net increase (decrease)
(319) (3,897) (159) (2,069)
Class R5
Proceeds from shares sold 87 985 93 1,129
Proceeds from reinvestment of distributions 31 363 39 420
Payments for shares redeemed (189) (2,161) (293) (3,570)
Net increase (decrease)
(71) (813) (161) (2,021)
Class S
Proceeds from shares sold 1,487 17,523 2,321 29,047
Proceeds from reinvestment of distributions 452 5,598 478 5,431
Payments for shares redeemed (6,386) (71,572) (3,104) (38,738)
Net increase (decrease)
(4,447) (48,451) (305) (4,260)
Total increase (decrease)
(8,770) $ (96,131) (4,599) $ (56,102)

Russell Investment Company
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
112 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2020 13.16 .32 (1.39) (1.07) (.30) (.27)
October 31, 2019 12.71 .39 .57 .96 (.51) —
October 31, 2018 13.45 .48 (.88) (.40) (.34) —
October 31, 2017 11.48 .14 2.03 2.17 (.15) (.05)
October 31, 2016 11.26 .20 .19 .39 (.17) —
Class C
October 31, 2020 11.59 .16 (1.17) (1.01) (.24) (.27)
October 31, 2019 11.31 .21 .56 .77 (.49) —
October 31, 2018 12.05 .30 (.74) (.44) (.30) —
October 31, 2017 10.34 .02 1.85 1.87 (.12) (.04)
October 31, 2016 10.17 .07 .20 .27 (.10) —
Class R1
October 31, 2020 13.31 .35 (1.38) (1.03) (.35) (.27)
October 31, 2019 12.82 .4 7 .54 1 . 01 (.52) —
October 31, 2018 13.55 .60 (.97) (.37) (.36) —
October 31, 2017 11.54 .25 1.98 2.23 (.17) (.05)
October 31, 2016 11.32 .25 .18 .43 (.21) —
Class R4
October 31, 2020 12 . 91 .32 (1.36) (1.04) (.31) (.27)
October 31, 2019 12.46 .3 8 .59 .97 (.52) —
October 31, 2018 13.19 .51 (.90) (.39) (.34) —
October 31, 2017 11.26 .15 1.98 2.13 (.15) (.05)
October 31, 2016 11.05 .20 .19 .39 (.18) —
Class R5
October 31, 2020 12.68 .26 (1.30) (1.04) (.29) (.27)
October 31, 2019 12.28 .36 .55 .91 (.51) —
October 31, 2018 13.02 .44 (.85) (.41) (.33) —
October 31, 2017 11.13 .12 1.96 2.08 (.14) (.05)
October 31, 2016 10.92 .17 .19 .36 (.15) —
Class S
October 31, 2020 13.27 .43 (1.48) (1.05) (.33) (.27)
October 31, 2019 12.79 .43 .57 1.00 (.52) —
October 31, 2018 13.52 .53 (.90) (.37) (.36) —
October 31, 2017 11.52 .17 2.04 2.21 (.16) (.05)
October 31, 2016 11.30 .23 .19 .42 (.20) —

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 113
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.57) 11.52 (8.24) 132,157 .78 .57 2.68 42
(.51) 13.16 8.25 168,429 .76 .56 3.1 0 15
(.34) 12.71 (3.09) 174,672 .75 .57 3.59 15
(.20) 13.45 19.08 200,753 .75 .57 1.13 26
(.17) 11.48 3.56 182,586 .74 .57 1.82 16
(.51) 10.07 (8.93) 108,096 1.53 1.32 1.54 42
(.49) 11.59 7.52 153,025 1.51 1.31 1.85 15
(.30) 11.31 (3.81) 179,915 1.50 1.32 2.51 15
(.16) 12.05 18.24 228,121 1.50 1.32 .22 26
(.10) 10.34 2.72 242,007 1.49 1.32 .73 16
(.62) 11.66 (7.90) 5,005 .53 .24 2.93 42
(.52) 13.31 8.60 5,828 .51 .24 3.74 15
(.36) 12.82 (2.83) 9,327 .50 .24 4.39 15
(.22) 13.55 19.52 11,849 .50 .24 1.99 26
(.21) 11.54 3.88 24,918 .49 .24 2.26 16
(.58) 11.29 (8.16) 12,609 .78 .49 2.75 42
(.52) 12 . 91 8. 45 18,531 .76 .49 3.12 15
(.34) 12.46 (3.00) 19,874 .75 .49 3.87 15
(.20) 13.19 19.14 26,185 .75 .49 1.26 26
(.18) 11.26 3.63 31,006 .74 .49 1.87 16
(.56) 11.08 (8.38) 6,605 1.03 .74 2.39 42
(.51) 12.68 8.08 8,455 1.01 .74 2.9 5 15
(.33) 12.28 (3.27) 10,169 1.00 .74 3.39 15
(.19) 13.02 18.86 13,606 1.00 .74 .98 26
(.15) 11.13 3.40 22,283 .99 .74 1.60 16
(.60) 11.62 (8.03) 71,250 .52 .32 3.52 42
(.52) 13.27 8.52 140,333 .51 .31 3.3 7 15
(.36) 12.79 (2.87) 139,138 .50 .32 3.91 15
(.21) 13.52 19.41 157,792 .50 .32 1.33 26
(.20) 11.52 3.81 160,083 .49 .32 2.08 16

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
114 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2020 , the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2020 and October 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book
Advisory fees $ 3,836
Administration fees 12,710
Distribution fees 103,320
Shareholder servicing fees 28,511
Transfer agent fees 58,089
Trustee fees 1,897
$ 208,363
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 14,225 $ 694 $ 13,447 $ (12,149) $ 10,677 $ — $ 306 $ 10
Global Infrastructure Fund 10,247 — 10,121 1,037 (1,163) — — —
Global Real Estate Securities Fund 6,414 9,749 3,451 (614) (2,576) 9,522 727 240
Multifactor U.S. Equity Fund 27,821 44,656 23,178 (3,124) (1,282) 44,893 834 3,310
Sustainable Equity Fund 34,769 — 35,304 15,457 (14,922) — — —
U.S. Dynamic Equity Fund 25,640 14,322 14,098 (3,191) 2,945 25,618 154 873
U.S. Small Cap Equity Fund 70,035 8,242 27,316 (5,198) (2,394) 43,369 533 1,974
Opportunistic Credit Fund 3,799 14 3,791 (181) 159 — 14 —
Unconstrained Total Return Fund 36,106 20,150 27,104 (1,688) (1,410) 26,054 1,384 —
Emerging Markets Fund 52,395 8,700 26,996 (2,389) 607 32,317 1,008 31
Global Equity Fund 101,852 14,945 34,974 (7,601) (6,933) 67,289 4,629 8,364
Multifactor International Equity Fund 86,710 14,663 31,925 (3,875) (8,649) 56,924 3,026 —
Multi-Asset Growth Strategy Fund — 20,221 5,405 (920) (1,020) 12,876 501 —
U.S. Cash Management Fund 15,790 259,780 268,168 6 (2) 7,406 76 —
$ 485,803 $ 416,136 $ 525,278 $ (24,430) $ (25,963) $ 326,268 $ 13,192 $ 14,802
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 350, 222 , 193 $ 6, 818 , 468 $ (30,7 76 , 393 ) $ (23 , 957 , 925 ) $ 1 , 574 , 956 $ (23 , 77 5 , 227 )
October 31, 2020 October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 10,433,864 $ 10,130,866 $ — $ 21,762,639 $ — $ —

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 115
and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At October 31, 2020 , there were no adjustments to the Statements of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Company
LifePoints
®
Funds
Notes to Schedules of Investments — October 31, 2020
116 Notes to Schedules of Investments
Footnotes:
Foreign Currency Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(@) Affiliate.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
AUD - Australian dollar HKD - Hong Kong dollar RUB - Russian ruble
BRL - Brazilian real ILS - Israeli shekel SEK - Swedish krona
CAD - Canadian dollar INR - Indian rupee SGD - Singapore dollar
CHF - Swiss franc JPY - Japanese yen TWD - Taiwanese dollar
CNY - Chinese renminbi yuan KRW - South Korean won USD - United States dollar
DKK - Danish krone MXN - Mexican peso ZAR - South African rand
EUR - Euro NOK - Norwegian krone
GBP - British pound sterling NZD - New Zealand dollar

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — October 31, 2020
Notes to Financial Highlights 117
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services, LLC
(“RIFUS”).
(e) Less than $.01 per share.
(f) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — October 31, 2020
118 Notes to Financial Statements
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 33 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 5 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally in shares of several other RIC Funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained at russellinvestments.com. Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management, LLC ("RIM"), the Funds' investment adviser, may directly manage Fund assets and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. In connection with these investment strategies, the Funds may invest in derivative instruments and may use derivatives to take both long and short positions. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").
The following table shows each Fund’s approximate expected target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on March 1, 2020. As of October 31, 2020, the equity Underlying Funds in which the
Funds may invest include the Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Multifactor U.S. Equity, Global
Equity, Emerging Markets and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration
Bond and Multifactor Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy
Income and Multi-Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the
Commodity Strategies, Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 11% 34% 53% 70% 80%
Fixed Income 69% 52% 33% 16% 11%
Multi-Asset 20% 12% 10% 10% 4%
Alternative# 0% 2% 4% 4% 5%

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 119
guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. Management has adopted the ASU and there was no material impact to the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2020
120 Notes to Financial Statements
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For the period ended October 31, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the

Russell Investment Company
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®
Funds
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 121
significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At October 31, 2020, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2017 through October 31, 2019, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

Russell Investment Company
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Funds
Notes to Financial Statements, continued — October 31, 2020
122 Notes to Financial Statements
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class M,
Class P, Class R1, Class R4, Class R5, Class S and Class T. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees.
Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign currency contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission ("SEC") adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 123
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement of
Operations, for the period ended October 31, 2020, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended October 31, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency exchange contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Funds Strategies
Conservative Strategy Fund Return enhancement and hedging
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020 October 31, 2020
Conservative Strategy Fund $ 11,724,652 $ 14,840,385 $ 14,637,551 $ 5,791,579
Moderate Strategy Fund 25,112,568 18,962,422 18,967,258 10,033,564
Balanced Strategy Fund 264,248,796 189,893,582 191,693,503 109,058,665
Growth Strategy Fund 194,792,146 151,959,942 152,763,095 83,521,667
Equity Growth Strategy Fund 103,019,866 78,389,634 78,756,565 80,113,408
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020 October 31, 2020
Conservative Strategy Fund $ 11,717,718 $ 14,462,482 $ 14,861,883 $ 5,797,613
Moderate Strategy Fund 25,202,237 18,683,729 19,126,176 10,295,305
Balanced Strategy Fund 263,881,909 186,443,542 193,299,440 110,270,809
Growth Strategy Fund 194,714,666 148,825,036 155,532,328 84,426,622
Equity Growth Strategy Fund 103,104,071 77,001,491 79,714,867 79,972,538

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2020
124 Notes to Financial Statements
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended October 31, 2020, the Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended October 31, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Options Contracts Outstanding
Funds January 31, 2020 April 30, 2020 July 31, 2020 October 31, 2020
Moderate Strategy Fund $ 22,966,352 $ 43,454,280 $ 57,345,772 $ 73,433,416
Balanced Strategy Fund 199,638,623 262,648,756 282,115,789 350,390,889
Growth Strategy Fund 164,476,933 198,703,055 87,464,626 178,832,038
Equity Growth Strategy Fund 82,685,926 93,651,091 41,100,565 80,468,987
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

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LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 125
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive
Notional of Futures Contracts Outstanding
Funds January 31, 2020 April 30, 2020 July 31, 2020 October 31, 2020
Conservative Strategy Fund $ 18,582,770 $ 22,325,856 $ 33,400,366 $ 33,489,863
Moderate Strategy Fund 194,649,202 161,068,828 126,635,483 78,639,482
Balanced Strategy Fund 774,129,597 341,336,684 514,711,443 385,171,806
Growth Strategy Fund 669,902,132 293,684,479 345,701,944 282,250,085
Equity Growth Strategy Fund 233,658,007 146,806,524 164,087,066 102,431,143

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2020
126 Notes to Financial Statements
from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31,
2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 127
when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended October 31, 2020, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended October 31, 2020, the Funds entered into total return swaps primarily for the strategies listed below:
The Funds’ period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash markets
Credit Default Swap Notional Amounts Outstanding
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020 October 31, 2020
Conservative Strategy Fund $ 11,930,000 $ 12,000,000 $ 19,820,000 $ 9,000,000
Moderate Strategy Fund 19,663,000 8,000,000 8,000,000 20,000,000
Balanced Strategy Fund 75,051,000 — — 74,000,000
Growth Strategy Fund 70,891,000 11,700,000 11,634,000 46,300,000
Equity Growth Strategy Fund 18,810,000 11,000,000 10,340,000 5,000,000
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2020
128 Notes to Financial Statements
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements for OTC derivative transactions between brokers and counterparties, such as ISDA Master Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds and the Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The
United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the
Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or the Underlying Funds or on certain instruments in which a Fund or an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' or Underlying Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
Total Return Swap Notional Amounts Outstanding
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020 October 31, 2020
Moderate Strategy Fund $ 4,071,400 $ 1,756,213 $ — $ —
Balanced Strategy Fund 25,443,520 10,975,152 — —
Growth Strategy Fund 24,425,123 10,535,863 — —
Equity Growth Strategy Fund 11,194,712 4,828,878 — —

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 129
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.
The transition may also result in a reduction in the value of certain instruments held by a Fund or an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund or Underlying Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund or an Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of
COVID-19 and the resulting market impact have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may adversely impact a Fund’s investments and performance.
Investment Transactions
Securities
During the period ended October 31, 2020, purchases and sales of investment securities (excluding short-term investments and options) were as follows:
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
Purchases Sales
Conservative Strategy Fund $ 86,409,916 $ 115,738,358
Moderate Strategy Fund 140,424,510 224,965,225
Balanced Strategy Fund 425,218,434 776,587,974
Growth Strategy Fund 341,692,707 538,954,250
Equity Growth Strategy Fund 156,355,915 257,110,418

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2020
130 Notes to Financial Statements
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of October 31, 2020, the Funds had invested $78,783,320 in the U.S. Cash Management Fund.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The Funds pay an advisory fee of 0.20% and administrative fee of up to 0.0425% based upon the average daily net assets of the
Funds paid monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended October
31, 2020:
Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:
Until February 28, 2021, RIM has contractually agreed to waive up to the full amount of its advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-
1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2020 were as follows:
RIFUS has contractually agreed to waive, through February 28, 2021, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Advisory Administrative
Conservative Strategy Fund
$ 345,053 $ 73,324
Moderate Strategy Fund
572,535 121,664
Balanced Strategy Fund
2,397,305 509,427
Growth Strategy Fund
1,820,298 386,814
Equity Growth Strategy Fund
805,394 171,146
Amount
Conservative Strategy Fund
$ 344,938
Moderate Strategy Fund
572,461
Balanced Strategy Fund
2,397,236
Growth Strategy Fund
1,820,204
Equity Growth Strategy Fund
805,380

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 131
As of October 31, 2020, RIM and RIFUS waived and reimbursed the following expenses:
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A,
Class C and Class R5 Shares subject to the Plans. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
Under the Plan for Class R4 and Class R5 Shares, the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a
Fund’s Class R4 and Class R5 Shares on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A, Class C, Class R4 and Class R5 Shares of the Funds
may not exceed 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' Class A Shares for the period ended October 31, 2020:
Funds/Classes Waivers
Conservative Strategy Fund – Class A & C
0.08%
Conservative Strategy Fund – Class S
0.02%
Conservative Strategy Fund – Class R1, R4 & R5
0.15%
Moderate Strategy Fund – Class A, C, R1, R4 & R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1, R4 & R5
0.06%
Growth Strategy Fund – Class R1, R4 & R5
0.05%
Equity Growth Strategy Fund – Class R1, R4 & R5
0.08%
RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 345,053 $ 115,051 $ 133,715 $ 593,819
Moderate Strategy Fund
572,535 62,199 184,018 818,752
Balanced Strategy Fund
1,948,011 — 939,361 2,887,372
Growth Strategy Fund
1,556,898 — 40,500 1,597,398
Equity Growth Strategy Fund
805,394 20,072 21,943 847,409

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2020
132 Notes to Financial Statements
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 33 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended October 31, 2020, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,719,500.
Federal Income Taxes
At October 31, 2020, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End Sales
Charges
Retained by
Distributor
Conservative Strategy Fund $ 478 $ 45,801 $ 6,879
Moderate Strategy Fund 105 35,639 6,247
Balanced Strategy Fund 591 277,982 46,659
Growth Strategy Fund 1,128 329,538 52,086
Equity Growth Strategy Fund
—
88,932 13,953
No Expiration
Funds Short-Term Long-Term Totals
Moderate Strategy Fund $ 1,906,028 $ — $ 1,906,028
Balanced Strategy Fund 19,226,789 — 19,226,789
Equity Growth Strategy Fund 21,803,975 1,971,252 23,775,227

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2020
Notes to Financial Statements 133
Record Ownership
As of October 31, 2020, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.
# of Shareholders %
Conservative Strategy Fund
3 59.1
Moderate Strategy Fund
2 55.6
Balanced Strategy Fund
3 65.3
Growth Strategy Fund
2 58.3
Equity Growth Strategy Fund
3 60.7

Report of Independent Registered Public Accounting Firm
134 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Company and Shareholders of Conservative Strategy Fund, Moderate Strategy Fund,
Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Conservative
Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund (five of the funds constituting Russell Investment Company, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the transfer agents and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
December 22, 2020
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Company
LifePoints
®
Funds
Tax Information— October 31, 2020 (Unaudited)
Tax Information 135
For the tax year ended October 31, 2020, the Funds designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2020, the Funds designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2021 will show the tax status of all distributions paid to your account in calendar year 2020.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2020:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2020.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
Conservative Strategy Fund 9.8%
Moderate Strategy Fund 17.3%
Balanced Strategy Fund 16.9%
Growth Strategy Fund 36.6%
Equity Growth Strategy Fund 26.7%
Conservative Strategy Fund $ 1,646,282
Moderate Strategy Fund 5,704,542
Balanced Strategy Fund 33,542,103
Growth Strategy Fund
48,247,350
Equity Growth Strategy Fund 10,130,866
Fund Name Foreign Taxes Paid
Foreign Taxes
Paid Per Share Foreign Source Income
Foreign Source
Income Per Share
Conservative Strategy Fund $ 21,559 $ 0.0013 $ 195,086 $ 0.0119
Moderate Strategy Fund 73,047 0.0028 1,047,964 0.0402
Balanced Strategy Fund 842,777 0.0082 7,792,870 0.0755
Growth Strategy Fund 771,136 0.0102 7,233,065 0.0958
Equity Growth Strategy Fund 425,637 0.0140 3,915,516 0.1285

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts — October 31, 2020 (Unaudited)
136 Basis for Approval of Investment Advisory Contracts
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The
Board, which is currently comprised entirely of Independent Trustees (the “Trustees”), considered the continuation of the Agreements at a meeting held by video conference on May 15, 2020 (the “Agreement Evaluation Meeting”), and further considered and approved the continuation of the Agreements at a meeting held by video conference on May 18-19, 2020 (the “Agreement Approval Meeting”) in
reliance on the exemptive order for temporary, conditional relief from the in-person voting requirement of Section 15(c) of the 1940 Act provided by the U.S. Securities and Exchange Commission (the “SEC”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and considered (1)
information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the
Funds and the Underlying Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying
Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds and the Underlying Funds (the “Third-Party Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Group” in the case of operating expense comparisons. The foregoing and other information received by the Board in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager.
The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and separately received a memorandum regarding their responsibilities from their Independent Counsel.
On April 27, 2020, the Trustees met privately by video conference with Independent Counsel to discuss the Agreement Evaluation
Information received to that date. At a meeting held on April 28, 2020 (the “Agreement Information Review Meeting”), the Trustees,
in preparation for the Agreement Evaluation Meeting, met by video conference in an executive session with a representative of TA
Associates Management, L.P. (“TA Associates”), at which Independent Counsel and Fund Counsel and, for a portion of the session, the
Chief Financial Officer (“CFO”) and Chief Operating Officer (“COO”) of RIM’s parent company, were present; met by video conference with representatives of RIM; and then the Trustees met by video conference in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, the Trustees communicated additional questions and requested additional Agreement
Evaluation Information. Certain additional Agreement Evaluation Information requested at the Agreement Information Review
Meeting was received on May 7, 2020. On May 12, 2020, the Trustees met by video conference in private session with Independent
Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information. On
May 13, 2020, the Board Chair met by conference telephone call with representatives of management and requested clarifications and confirmations of certain of the previously provided additional Agreement Evaluation Information and those clarifications and confirmations were addressed at the Agreement Evaluation Meeting. At the Agreement Evaluation Meeting, the Trustees again met by video conference in a private session with Independent Counsel to review the additional or revised Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Trustees considered the proposed continuance of the Agreements with
RIM, Fund management, Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other
RIM Funds. Information received by the Board prior to and at the Agreement Information Review Meeting, the Agreement Evaluation

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Meeting, the Agreement Approval Meeting and other meetings identified above is included in the Agreement Evaluation Information.
Prior to voting at the Agreement Approval Meeting, the Trustees met in private session with Independent Counsel to consider Agreement
Evaluation Information received from RIM and management at and prior to the Agreement Approval Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Underlying Funds (the “Manager-of-Managers Underlying Funds”),
other than the RIC Multifactor U.S. Equity Fund, RIC Multifactor International Equity Fund and RIC Multifactor Bond Fund (the “RIM-
Managed Underlying Funds”), which are managed only by RIM, employs a manager-of-managers method of investment and RIM’s past expressed belief that the Manager-of-Managers Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. In the case of the Manager-of-
Managers Underlying Funds, RIM, however, has engaged multiple unaffiliated Money Managers. RIM is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the fees paid by the Manager-of-Managers Underlying Funds to RIM for its
services under the RIM Agreement (the “Advisory Fee”). A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Underlying Fund’s assets to manage directly in its discretion; (2)
a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Underlying Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Underlying Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, alternatives and multi-
asset– and monitors exposure to such asset classes using analytical tools to ensure that any deviations from the target asset allocations are intentional and tactical. RIM continually evaluates each Fund’s allocation between asset classes to ensure that the allocations optimally match the Fund’s stated investment objectives and risks profile. In addition to investing in the Underlying Funds, RIM may seek to actively manage each Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives that RIM believes will achieve the desired exposures for the Fund. RIM may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each Fund also has reflected the performance of RIM in managing its Underlying Funds.
The Board considered that, although RIM traditionally has managed Underlying Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Underlying Fund investment advisory services. In this regard, assets of each Manager-of-Managers Underlying Fund continue to be allocated among RIM and the multiple Money Manager strategies selected by RIM for that Manager-of-Managers Underlying Fund. RIM may change an Underlying Fund’s asset allocation to a Money Manager at any time, including by allocating no Underlying Fund assets to one or more Money Manager strategies. In addition,
RIM continues to manage the investment of each Manager-of-Managers Underlying Fund’s cash and portions of a Manager-of-Managers
Underlying Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each
Manager-of-Managers Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Underlying
Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM. With respect to the portion of a Manager-of-Managers Underlying
Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Manager-of-Managers Underlying Funds may benefit from

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emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs and turnover from reduced trading volumes, and the potential for additional commission recapture. In all cases, Manager-of-Managers Underlying
Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM provides directly or, through the Underlying Funds, indirectly to the Funds under the RIM Agreement.
In the case of Manager-of-Managers Underlying Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Manager strategies and RIM itself. Each discretionary Money Manager for a Manager-of-Managers Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Underlying Fund assigned to it by
RIM in accordance with the Manager-of-Managers Underlying Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Manager-
of-Managers Underlying Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its
RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-
Managers Underlying Fund, RIM is responsible for, among other things, providing each Money Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Manager-
of-Managers Underlying Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-
discretionary Money Managers with each Manager-of-Managers Underlying Fund’s investment objective and policies; with respect to
Manager-of-Managers Underlying Funds with non-discretionary Money Managers, purchasing and selling securities for the Manager-
of-Managers Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary
Money Managers; managing Manager-of-Managers Underlying Fund assets that are not allocated to Money Manager strategies;
managing the Manager-of-Managers Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new
Money Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Manager-of-Managers Underlying Fund in a complementary manner. Therefore, RIM’s selection of Money Managers for an Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Underlying Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Underlying Fund has reflected, in great part, the performance of
RIM in designing the Manager-of-Managers Underlying Fund’s investment program, structuring the Manager-of-Managers Underlying
Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Manager-of-Managers Underlying Fund. In the Agreement Evaluation Information, RIM
noted the broad array of investment management services provided to the Manager-of-Managers Underlying Funds by RIM compared to the relatively narrow portfolio management services provided to the Manager-of-Managers Underlying Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Underlying Funds. In the Agreement Evaluation Information, RIM advised the Board that Money
Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the
Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Manager-of-Managers Underlying Fund’s objective taking into account Money Manager Fees.
These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and Direct Management Services (as defined below).
The Board considered that the prospectuses for the Funds and the Manager-of-Managers Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Manager-of-
Managers Underlying Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the

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manner in which the Funds or Manager-of-Managers Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-of-Managers Underlying Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the structure of the Manager-of-Managers Underlying Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-
Managers Underlying Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-
of-managers strategy of such Manager-of-Managers Underlying Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the structure of the Manager-of-Managers Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The Advisory Fee paid by the Fund or the Underlying Fund to RIM and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of Manager-of-Managers Underlying Funds, the fact that RIM pays all Money
Manager Fees out of its Advisory Fee;
3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities and foreign exchange transactions;
4. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the
Underlying Fund; and
6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund or the Underlying Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds or the Underlying Funds, including Fund portfolio management services, the Chief Investment Officer of RIM and the Funds, and senior representatives of Russell Investments (as defined below), discussed with the Board certain enhancements made to the investment management program for the Underlying Funds to seek to increase the probability of excess returns. The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer
(“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual
CCO Report”) and the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the progress made with respect to various compliance, operations and technology initiatives previously discussed with the Board. The CCO discussed with the Board, and the
Board noted, enhancements made to the compliance programs of RIM and the Funds over the past year. The CCO advised the Board that the Funds’ compliance program meets the standards of Rule 38a-1 under 1940 Act and that, as required by Rule 38a-1 under the
1940 Act, RIM has adopted policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws
(as such term is defined in the 1940 Act) with respect to the services RIM provides to the Funds.
The CCO and RIM senior management discussed the impact of the COVID-19 crisis on the operations and compliance programs of
RIM and the Funds’ other significant service providers and the Trustees received and considered confirmation from the CCO and RIM senior management that there was no anticipated diminution in the nature, extent and quality of services to be provided by each of these service providers under their respective agreements with the Funds as a result of the COVID-19 crisis.
Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest

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through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital
Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor
Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review Meeting, among other things, the status of TA Associates’
indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment and the COVID-19 crisis, were discussed. The Board was advised that there was no change in TA
Associates’ plans regarding its ownership interest in Russell Investments from those plans previously reported to the Board and of
TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the
Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Underlying Funds pursuant to the RIM Agreement, with the actual allocation of Manager-of-Managers Underlying Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). The nature and scope of RIM’s direct management of Manager-of-Managers
Underlying Fund assets has evolved over the past several years. In the management of Manager-of-Managers Underlying Funds’
assets, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Manager-of-Managers Underlying
Fund characteristics and invests in securities and instruments which provide the desired exposures (such as low volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning or interest rates). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Underlying Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” The Board has been advised that, where appropriate in its judgment, RIM intends to continue exploring the possible expansion of its Direct Management Services whereby larger portions of certain Manager-of-Managers
Underlying Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and RIM’s Direct Management Services for the Manager-
of-Managers Underlying Funds and precisely align Fund exposures with RIM’s preferred positioning. RIM’s Direct Management
Services are customized portfolios directly managed by RIM for use within the total portfolio of a Fund. These strategies are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers Underlying
Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management
Services. RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Underlying Fund assets to Direct
Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money
Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Manager-of-Managers
Underlying Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Underlying Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Manager-of-Managers Underlying Funds; and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers Underlying Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Underlying Fund assets as part of the Direct Management Services or otherwise.

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The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Manager-of-Managers Underlying Funds in recent years, and described additional current and potential changes, and the impact of such changes, to the investment advisory services provided to the Underlying Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• RIM advised the Board that it reviewed certain key tenets of its investment approach and took certain measures to enhance the process with the goal to improve risk adjusted performance over a market cycle.
• The Direct Management Services described above.
• RIM advised the Board that most remaining discretionary equity Money Managers for Manager-of-Managers Underlying Funds were converted to non-discretionary assignments, thereby implementing emulation for most Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Underlying
Funds of emulation. RIM noted that, in implementing emulation for Underlying Funds, it assumes various risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission.
• RIM advised the Board that, over the course of 2019 and in prior years, it had reduced the number of Money Managers for certain
Manager-of-Managers Underlying Funds in part to seek more concentrated return drivers. RIM also advised the Board that allocations to Direct Management Services for certain Underlying Funds were increased to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups. Additionally, RIM advised the Board that, in order to preserve flexibility and to manage risks and volatility associated with Manager-of-Managers Underlying Funds having manager lineups with fewer Money Managers, and consistent with the terms of the manager-of-managers exemptive order, RIM created Money
Manager “bench” lineups for certain Manager-of-Managers Underlying Funds, whereby those Manager-of-Managers Underlying Funds have Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero).
In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager. The Board noted
that RIM does not believe there are any detriments to the Manager-of-Managers Underlying Funds or RIM from the use of a manager bench. RIM advised the Board that, going forward, RIM may add managers to a Manager-of-Managers Underlying Fund with an existing manager bench or create manager bench lineups for additional Manager-of-Managers Underlying Funds.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future.
Because Money Manager Fees are paid by RIM out of its Advisory Fee from the Manager-of-Managers Underlying Funds, the foregoing may benefit RIM in the form of savings to RIM from reduced Money Manager Fees. RIM noted that such benefits may be offset partially by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Manager-of-Managers Underlying Funds, and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Underlying Funds and their respective
Comparable Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the Conservative Strategy Fund, Moderate Strategy Fund and Growth Strategy Fund each had an Advisory Fee which,

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compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the first quintile of its Expense Group for that expense component, and the Balanced Strategy Fund and Equity Growth Strategy Fund each had an
Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the second quintile of its Expense Group for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Group and the fifth quintile represents funds with the highest investment advisory fees among the Expense Group funds. The comparisons were based upon the latest fiscal years for the
Expense Group funds.
In discussing the Advisory Fees for the Underlying Funds generally, RIM noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Underlying
Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.
RIM also advised the Board that its profitability generally and from its relationships with the Funds and Underlying Funds declined in 2019, and its pre-tax “margins” in providing investment advisory services to the Funds ranked below the median of the margins of public investment management company peers based on a survey conducted in 2018.
RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.
The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Underlying Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
The Board has requested that RIM provide total expense ratio management plans to reduce total expenses for certain Underlying
Funds relative to their Comparable Funds. At the Agreement Information Review Meeting, the Board reviewed and discussed with
RIM the total expense ratios of the Underlying Funds, the plans that RIM had previously implemented and has proposed to implement, including the prior acceleration of elements of certain plans, to reduce total expenses for certain Underlying Funds in light of RIM’s progress in meeting plan objectives and Comparable Fund fee and expense developments in the past year. Based on that review and discussions with RIM, the Trustees will continue to evaluate and engage in ongoing discussions with management regarding total expense comparisons of the Underlying Funds.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Underlying Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Underlying Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been implemented in the past year or may be implemented in the future. In addition, the Board, in the case of certain Underlying
Funds, considered Advisory Fee breakpoints that previously had been implemented for those Underlying Funds.
The Board also considered that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds and the Underlying Funds, in some cases, are lower, and may be substantially lower, than the rates paid by the Funds, the
Underlying Funds and Other RIM Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/ communication and other needs than the Funds and the Underlying Funds.
RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds and the Underlying Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

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With respect to the Funds’ total expenses, the Third-Party Information showed that the total direct expenses (i.e., not including indirect expenses of the Underlying Funds) for the Conservative Strategy Fund, Moderate Strategy Fund, Growth Strategy Fund and Equity
Growth Strategy Fund each ranked in the fourth quintile of its Expense Group. The total direct expenses for the Balanced Strategy
Fund ranked in the third quintile of its Expense Group. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Group and the fifth quintile represents funds with the highest total expenses among the Expense
Group funds.
The Board considered that the total direct expenses for each of the Conservative Strategy Fund, Moderate Strategy Fund and Growth
Strategy Fund had a small variance to the third quintile of such Fund’s Expense Group. In addition, with respect to the Conservative
Strategy Fund, the Board considered that, in March 2019, RIM had implemented a transfer agency fee waiver on Class A shares of the
Fund, and that the full year impact of such waiver would have a beneficial effect on comparisons of the Fund’s total direct expenses relative to the total direct expenses of its Comparable Funds. With respect to the Equity Growth Strategy Fund, RIM noted that the
Fund’s total direct expense ranking relative to its Expense Group had improved from the fifth quintile to the fourth quintile. RIM noted
that the Funds’ asset levels have decreased significantly in the last several years and this trend was expected to continue, and that RIM would continue to assess these Funds. RIM expressed its belief that the total direct expense ratio for each Fund that was ranked in the fourth quintile of its Expense Group was fair and reasonable notwithstanding the Third-Party Information comparisons based on the Agreement Evaluation Information.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement Evaluation
Meeting by RIM, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or expense caps, including the total expense ratio management plans for certain Underlying Funds, and considering any differences in the composition of the Expense Groups and investment strategies of its respective Comparable Funds and in light of other factors discussed above: (1) the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM to the Fund or Underlying Fund; (2) except as noted above, the relative expense ratio of each Fund and Underlying Fund either was comparable to those of its Comparable Funds or RIM had provided an explanation satisfactory to the
Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) other benefits and fees received by
RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) RIM’s reported profitability with respect to the Fund and Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including the Advisory Fee breakpoints that are in place for certain Funds; in the case of Manager-of Managers Underlying Funds, the variability of Money Manager Fees and other factors associated with the manager-of-
managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds is consistent with continuation of the RIM Agreement.
The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-
beating returns with above-average consistency. In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused upon each Fund’s performance for the 3-year period ended December 31, 2019 as most relevant, but also considered Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps taken by RIM in the past year to enhance the performance of certain Manager-of-Managers Underlying Funds, including changes in
Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Manager-of-Managers Underlying Fund investment results.
With respect to the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund and Growth Strategy Fund, the
Third-Party Information showed that each Fund’s performance was ranked in the fifth quintile of its Performance Universe for the
1-, 3- and 5-year periods ended December 31, 2019. With respect to the Equity Growth Strategy Fund, the Third-Party Information
showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1- and 3-year periods ended
December 31, 2019, and ranked in the fourth quintile of its Performance Universe for the 5-year period ended such date. The Board considered RIM’s explanation that the underperformance of the Funds relative to their respective peer groups for the 3-year period was

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
144 Basis for Approval of Investment Advisory Contracts
primarily due to asset allocation differences compared to the Performance Universe. RIM noted, among other things, that these Funds have exposure to more diversified and, in some cases, growth-oriented asset classes beyond traditional equities (such as global high yield debt, emerging market debt, global real estate, infrastructure and commodities), which are intended to provide diversification benefits and dampen volatility. RIM explained that in the strong rising equity environment experienced over the period, the Funds’
exposures to these asset classes, particularly to commodities, were headwinds relative to peers. The Board also considered RIM’s explanation that the Funds have a non-U.S. bias and a lower U.S. equity allocation relative to peers, which negatively impacted peer-
relative performance during the period. RIM noted that the Funds’ strategic asset allocations were changed in November 2019, and while the Funds continue to maintain a more diversified strategic asset allocation relative to the peer average, RIM expressed its belief the current strategic asset allocations are appropriate over the longer term.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its Comparable
Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-Managers
Underlying Funds’ performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-year period ended December 31, 2019, the RIC Emerging Markets Fund, RIC Opportunistic Credit Fund, RIC Unconstrained Total Return
Fund, RIC Strategic Bond Fund, RIC Investment Grade Bond Fund, RIC Short Duration Bond Fund, RIC Commodity Strategies
Fund and RIC Global Infrastructure Fund outperformed their benchmarks; for the 3-year period ended December 31, 2019, the RIC
Opportunistic Credit Fund, RIC Unconstrained Total Return Fund, RIC Strategic Bond Fund, RIC Short Duration Bond Fund, RIC
Global Infrastructure Fund and RIC Global Real Estate Securities Fund outperformed their benchmarks; and for the 5-year period ended December 31, 2019, the RIC Opportunistic Credit Fund, RIC Strategic Bond Fund, RIC Short Duration Bond Fund and RIC
Global Infrastructure Fund outperformed their benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact the performance of the Funds and Manager-of-Managers Underlying Funds for periods prior and subsequent to their termination. Lastly, the Board considered the implementation of additional strategies and refinements to strategies discussed in the Agreement Information Materials and prior Board meetings that may be employed by RIM in respect of certain Funds and Underlying Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods;
RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and
RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Underlying Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades. The Agreement Evaluation Information
(1) described RIM’s oversight of the discretionary Money Managers’ soft dollar arrangements, (2) expressed RIM’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager documents and their implementation, the discretionary Money Managers’ soft dollar programs and policies and procedures are consistent with applicable legal, regulatory and fiduciary standards and (3) stated that periodic discretionary Money Manager reviews are designed to (among other things) obtain reasonable assurance that the Money Manager’s actual soft dollar practices are consistent with what is stated in their policies and procedures and with disclosures made by Money Managers in their investment adviser registration statements filed with the SEC.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
Basis for Approval of Investment Advisory Contracts 145
investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each
Manager-of-Managers Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM. At the Agreement Evaluation
Meeting, RIM reported that it planned to recommend to the Board at the May 19, 2020 quarterly Board meeting the appointment and termination of certain Money Managers and new portfolio management contracts with certain Money Managers due to an upcoming change in control.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Underlying Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-Managers Underlying Fund would be in the best interests of the Manager-of-Managers Underlying Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Russell Investment Company
LifePoints
®
Funds
Liquidity Risk Management Program — October 31, 2020 (Unaudited)
146 Liquidity Risk Management Program
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the
Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each Fund’s
“liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
1. The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
2. Assessment, management and periodic review of each Fund’s liquidity risk;
3. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
4. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
5. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
6. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIC (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the “Program
Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The Program Administrator,
through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 18, 2020 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed with all members of the Board the Program Administrator’s initial written report (the “Report”) addressing the
Program’s operation as well as the adequacy and effectiveness of its implementation for the period from December 1, 2018 through
December 31, 2019 (the “Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime; (3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than
15% of its assets in illiquid investments and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. The Board also received information prior to and as part of the Meeting relating to the Program’s operation subsequent to the Reporting Period in light of the COVID-19 crisis.
There were no changes to the Funds’ written policies and procedures related to the Program during the Program Reporting Period but the Board was informed of certain clarifications to such written policies and procedures that would be implemented following the
Meeting.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Company
LifePoints
®
Funds
Shareholder Requests for Additional Information — October 31, 2020 (Unaudited)
Shareholder Requests for Additional Information 147
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC's website at https://www.sec.
gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2020 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers — October 31, 2020
(Unaudited)
148 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 33 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each
Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr.
Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
42 None
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2005
Appointed until
successor is
duly elected and
qualified
Approved
annually
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
42 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2020 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 149
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
42 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Retired 42 None
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
42 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2020 (Unaudited)
150 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified
Retired 42 None
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005 Appointed until
successor is
duly elected and
qualified
Retired 42 None
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM
42
None
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2020 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 151
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS (continued)
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Executive Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — October 31, 2020 (Unaudited)
152 Adviser and Service Providers
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer and Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Code of Ethics. [Annual Report Only]
(a)

As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).
(b)

That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:
1)

honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
2)

full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by each Mutual Fund;
3)

compliance with applicable laws and governmental rules and regulations;
4)

the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and
5)

accountability for adherence to the Code.
(c)

The Code was restated as of August 2020; the restatement did not involve any material change.
(d)

As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.
(e)

Not applicable.
(f)

The registrant has filed with the SEC, pursuant to Item 12(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.  Cheryl Burgermeister has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.
Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2019     $1,546,175

2020     $1,686,247

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2019    $556,287                                 Performance of agreed-upon procedures with respect to 10/31/19 annual reports to
2020    $592,284                                 Performance of agreed-upon procedures with respect to 10/31/20 annual reports semi-annual reports

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2019    $453,878                                 Tax services
2020    $470,529                                 Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2019    $0
2020    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Investment Company
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  August 25, 2020

I.

Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor with: (1) RIC and RIF, respectively, for audit and permissible non-audit services and (2) the Funds’ adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Funds’ operations or financial reporting (“fund-related services”).
[1]
  The term “Fund” shall collectively refer to each series of RIC and RIF.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.

Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

•

Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
•

Results in the auditor acting as management or an employee of the audit client;
•

Places the auditor in the position of auditing its own work; or
•

Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee.
[2]
  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.

Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.

Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.

Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.

Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.

All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

  Financial information system design and implementation

  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

  Actuarial services

  Internal audit outsourcing services

  Management functions

  Human resources services

  Broker-dealer, investment adviser or investment banking services

  Legal services unrelated to the audit

  Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.

De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.

Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.

Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of RIC or RIF.

XI.

Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2019   $0
2020   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as  ex_codeofethics
(b)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act
. ex99_906cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Mark E. Swanson
            Mark E. Swanson
President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company

Date:  December 29, 2020

[1]
 Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
[2]
 As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.